UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.
Lincoln Financial Group
150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
2010 Main Street
Suite 500
Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP American Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Balanced Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,024.30	0.22%	$1.10
Service Class Shares	1,000.00	1,022.40	0.57%	2.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP American Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,029.30	0.22%	$1.11
Service Class Shares	1,000.00	1,027.50	0.57%	2.87
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP American Income Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,011.40	0.24%	$1.20
Service Class Shares	1,000.00	1,009.70	0.59%	2.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP American Allocation Funds–1

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (continued)

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected on page 1, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table on page 1 does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Allocation Funds–2

LVIP American Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2015

LVIP American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.06%

Asset Allocation Fund	19.85%
Equity Funds	24.88%
Fixed Income Funds	33.31%
International Equity Funds	19.00%
International Fixed Income Fund	3.02%
Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

 LVIP American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.12%

Asset Allocation Fund	16.89%
Equity Funds	28.89%
Fixed Income Funds	23.25%
International Equity Funds	27.98%
International Fixed Income Fund	3.03%
Money Market Fund	0.08%
Total Value of Securities	100.12%

Liabilities Net of Receivables and Other Assets	(0.12%)

Total Net Assets	100.00%

LVIP American Income Allocation Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.97%

Asset Allocation Fund	19.77%
Equity Funds	18.83%
Fixed Income Funds	52.33%
International Equity Funds	6.03%
International Fixed Income Fund	3.01%
Total Value of Securities	99.97%

Receivables and Other Assets Net of Liabilities	0.03%

Total Net Assets	100.00%

LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–19.85%
²American Funds® –
Capital Income Builder	2,889,207	$169,423,096

		169,423,096

Equity Funds–24.88%
²American Funds® –
AMCAP Fund	1,501,863	42,728,007
American Mutual Fund	1,164,139	42,374,658
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	3,185,105	42,075,237
Growth Fund	629,526	42,669,290
Growth-Income Fund	912,281	42,521,425

		212,368,617

Fixed Income Funds–33.31%
²American Funds® –
Intermediate Bond Fund of America	3,201,674	43,318,653
✢American Funds Insurance Series® –
Bond Fund	15,946,551	172,382,213
High-Income Bond Fund	4,012,422	42,692,174
Mortgage Bond Fund	2,445,006	25,965,962

		284,359,002

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–19.00%
✢American Funds Insurance Series® –
Global Growth Fund	1,261,080	$33,935,656
Global Small Capitalization Fund	2,163,489	60,729,128
International Fund	3,333,683	67,473,750

		162,138,534

International Fixed Income Fund–3.02%
✢American Funds Insurance Series® –
Global Bond Fund	2,313,023	25,813,334

		25,813,334

Total Investment Companies
(Cost $785,210,249)		854,102,583

TOTAL VALUE OF SECURITIES–100.06% (Cost $785,210,249)	854,102,583
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(536,248)

NET ASSETS APPLICABLE TO 65,395,924 SHARES OUTSTANDING–100.00%	$853,566,335

NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($31,397,973 / 2,400,898 Shares)	$13.078

NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($822,168,362 / 62,995,026 Shares)	$13.051

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$717,933,303
Undistributed net investment income	3,334,559
Accumulated net realized gain on investments	63,406,139
Net unrealized appreciation of investments	68,892,334

Total net assets	$853,566,335

²	Class R-6 shares.

✢	Class 1 shares.

«	Includes $1,165,014 due to custodian, $1,201 payable for investment companies purchased and $ 192, 299 payable for fund shares redeemed as of June 30, 2015.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–4

LVIP American Growth Allocation Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.12%
Asset Allocation Fund–16.89%
²American Funds® –
Capital Income Builder	2,514,815	$147,468,732

		147,468,732

Equity Funds–28.89%
²American Funds® –
AMCAP Fund	1,537,837	43,751,467
American Mutual Fund	1,668,913	60,748,442
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	3,914,006	51,704,014
Growth Fund	773,533	52,430,084
Growth-Income Fund	934,161	43,541,225

		252,175,232

Fixed Income Funds–23.25%
²American Funds® –
Intermediate Bond Fund of America	2,622,618	35,484,027
✢American Funds Insurance Series® –
Bond Fund	9,797,132	105,907,001
High-Income Bond Fund	3,286,892	34,972,529
Mortgage Bond Fund	2,503,508	26,587,252

		202,950,809

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–27.98%
✢American Funds Insurance Series® –
Global Growth & Income Fund	1,317,085	$17,346,016
Global Growth Fund	1,614,160	43,437,059
Global Small Capitalization Fund	2,215,197	62,180,589
International Fund	5,120,658	103,642,111
New World Fund	866,343	17,630,080

		244,235,855

International Fixed Income Fund–3.03%
✢American Funds Insurance Series® –
Global Bond Fund	2,368,455	26,431,961

		26,431,961

Money Market Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	750,891	750,891

		750,891

Total Investment Companies
(Cost $792,860,550)		874,013,480

TOTAL VALUE OF SECURITIES–100.12% (Cost $792,860,550)	874,013,480
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(1,070,146)

NET ASSETS APPLICABLE TO 63,900,170 SHARES OUTSTANDING–100.00%	$872,943,334

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($16,794,284 / 1,226,969 Shares)	$13.688

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($856,149,050 / 62,673,201 Shares)	$13.661

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$713,967,862
Undistributed net investment income	3,025,735
Accumulated net realized gain on investments	74,796,807
Net unrealized appreciation of investments	81,152,930

Total net assets	$872,943,334

²	Class R-6 shares.

✢	Class 1 shares.

«	Includes $799,380 payable for investment companies purchased and $197,442 payable for fund shares redeemed as of June 30, 2015.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–5

LVIP American Income Allocation Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.97%
Asset Allocation Fund–19.77%
²American Funds® –
Capital Income Builder	660,075	$38,706,787

		38,706,787

Equity Funds–18.83%
²American Funds® –
AMCAP Fund	343,168	9,763,127
American Mutual Fund	212,783	7,745,308
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	582,160	7,690,338
Growth Fund	57,535	3,899,737
Growth-Income Fund	166,752	7,772,308

		36,870,818

Fixed Income Funds–52.33%
²American Funds® –
Intermediate Bond Fund of America	1,170,373	15,835,152
✢American Funds Insurance Series® –
Bond Fund	5,464,704	59,073,447
High-Income Bond Fund	1,100,022	11,704,237
Mortgage Bond Fund	744,796	7,909,736
U.S. Government/AAA-Rated
Securities Fund	639,692	7,912,986

		102,435,558

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–6.03%
✢American Funds Insurance Series® –
Global Growth Fund	144,051	$3,876,425
Global Small Capitalization Fund	282,491	7,929,514

		11,805,939

International Fixed Income Fund–3.01%
✢American Funds Insurance Series® –
Global Bond Fund	528,430	5,897,276

		5,897,276

Total Investment Companies
(Cost $185,966,234)		195,716,378

TOTAL VALUE OF SECURITIES–99.97% (Cost $185,966,234)	195,716,378
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	49,734

NET ASSETS APPLICABLE TO 16,397,710 SHARES OUTSTANDING–100.00%	$195,766,112

NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($7,653,538 / 639,816 Shares)	$11.962

NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($188,112,574 / 15,757,894 Shares)	$11.938

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$174,701,972
Undistributed net investment income	790,972
Accumulated net realized gain on investments	10,523,024
Net unrealized appreciation of investments	9,750,144

Total net assets	$195,766,112

²	Class R-6 shares.

✢	Class 1 shares.

«	Includes $20,976 due to custodian, $20,168 payable for investment companies purchased and $30,113 payable for fund shares redeemed as of June 30, 2015.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–6

LVIP American Allocation Funds

Statements of Operations

Six Months Ended June 30, 2015 (unaudited)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from investment companies	$5,727,333	$5,492,660	$1,377,388

EXPENSES:
Distribution expenses-Service Class	1,441,621	1,499,537	339,271
Management fees	1,069,072	1,091,798	252,491
Accounting and administration expenses	42,714	43,220	21,667
Professional fees	18,321	17,663	11,475
Reports and statements to shareholders	11,118	9,300	3,810
Trustees’ fees and expenses	9,816	9,947	2,382
Custodian fees	7,225	7,275	3,425
Consulting fees	1,160	1,166	928
Pricing fees	121	122	90
Other	5,420	5,257	1,375

	2,606,588	2,685,285	636,914
Less management fees waived	(213,814)	(218,360)	(50,498)

Total operating expenses	2,392,774	2,466,925	586,416

NET INVESTMENT INCOME	3,334,559	3,025,735	790,972

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Distributions from investment companies	35,801,187	41,415,168	5,386,189
Sale of investments in investment companies	5,161,878	4,488,749	1,009,495

Net realized gain	40,963,065	45,903,917	6,395,684

Net change in unrealized appreciation (depreciation) of investments in investment companies	(25,232,671)	(25,079,039)	(5,053,042)

NET REALIZED AND UNREALIZED GAIN	15,730,394	20,824,878	1,342,642

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,064,953	$23,850,613	$2,133,614

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–7

LVIP American Allocation Funds

Statements of Changes in Net Assets

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,334,559	$14,870,946	$3,025,735	$14,730,631	$790,972	$3,907,439
Net realized gain	40,963,065	29,275,372	45,903,917	36,450,331	6,395,684	6,433,436
Net change in unrealized appreciation (depreciation)	(25,232,671)	(777,378)	(25,079,039)	(8,752,835)	(5,053,042)	1,653,313

Net increase in net assets resulting from operations	19,064,953	43,368,940	23,850,613	42,428,127	2,133,614	11,994,188

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(702,925)	—	(350,144)	—	(205,763)
Service Class	—	(15,813,864)	—	(15,894,337)	—	(4,321,719)
Net realized gain:
Standard Class	—	(1,100,902)	—	(516,324)	—	(331,974)
Service Class	—	(29,653,599)	—	(26,654,950)	—	(9,028,444)

	—	(47,271,290)	—	(43,415,755)	—	(13,887,900)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,806,271	5,794,174	1,765,731	3,366,042	687,139	3,180,595
Service Class	46,249,165	99,274,107	48,173,440	100,803,730	22,408,217	28,530,024
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,803,827	—	866,468	—	537,737
Service Class	—	45,467,463	—	42,549,287	—	13,350,163

	49,055,436	152,339,571	49,939,171	147,585,527	23,095,356	45,598,519

Cost of shares redeemed:
Standard Class	(3,098,473)	(5,864,963)	(1,185,541)	(3,404,618)	(1,481,396)	(1,652,339)
Service Class	(61,441,142)	(100,528,117)	(60,797,725)	(80,219,163)	(39,932,457)	(44,635,262)

	(64,539,615)	(106,393,080)	(61,983,266)	(83,623,781)	(41,413,853)	(46,287,601)

Increase (decrease) in net assets derived from capital share transactions	(15,484,179)	45,946,491	(12,044,095)	63,961,746	(18,318,497)	(689,082)

NET INCREASE (DECREASE) IN NET ASSETS	3,580,774	42,044,141	11,806,518	62,974,118	(16,184,883)	(2,582,794)
NET ASSETS:
Beginning of period	849,985,561	807,941,420	861,136,816	798,162,698	211,950,995	214,533,789

End of period	$853,566,335	$849,985,561	$872,943,334	$861,136,816	$195,766,112	$211,950,995

Undistributed net investment income	$3,334,559	$—	$3,025,735	$—	$790,972	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–8

LVIP American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended				8/2/10[2] to 12/31/10
		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$12.768	$12.820	$ 11.416	$ 10.545	$ 10.659	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.073	0.279	0.246	0.270	0.336	0.691
Net realized and unrealized gain (loss)	0.237	0.453	1.463	0.947	(0.369)	(0.032)
Total from investment operations	0.310	0.732	1.709	1.217	(0.033)	0.659

Less dividends and distributions from:
Net investment income	—	(0.297)	(0.257)	(0.337)	(0.081)	—
Net realized gain	—	(0.487)	(0.048)	(0.009)	—[4]	—
Total dividends and distributions	—	(0.784)	(0.305)	(0.346)	(0.081)	—

Net asset value, end of period	$13.078	$12.768	$ 12.820	$ 11.416	$ 10.545	$ 10.659

Total return[5]	2.43%	5.74%	14.98%	11.58%	(0.30%)	6.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,398	$30,939	$ 29,314	$ 17,492	$ 10,124	$ 722
Ratio of expenses to average net assets[6]	0.22%	0.22%	0.22%	0.20%	0.23%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.27%	0.27%	0.28%	0.28%	0.30%	2.54%
Ratio of net investment income to average net assets	1.12%	2.13%	2.01%	2.40%	3.15%	15.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.07%	2.08%	1.95%	2.32%	3.08%	13.50%
Portfolio turnover	14%	19%	49%	24%	33%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $6 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended				8/2/10[2] to 12/31/10
		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 12.765	$ 12.818	$ 11.416	$ 10.549	$ 10.644	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.050	0.233	0.202	0.231	0.298	0.678
Net realized and unrealized gain (loss)	0.236	0.452	1.462	0.945	(0.366)	(0.034)
Total from investment operations	0.286	0.685	1.664	1.176	(0.068)	0.644

Less dividends and distributions from:
Net investment income	—	(0.251)	(0.214)	(0.300)	(0.027)	—
Net realized gain	—	(0.487)	(0.048)	(0.009)	—[4]	—
Total dividends and distributions	—	(0.738)	(0.262)	(0.309)	(0.027)	—

Net asset value, end of period	$ 13.051	$ 12.765	$ 12.818	$ 11.416	$ 10.549	$ 10.644

Total return[5]	2.24%	5.37%	14.59%	11.18%	(0.64%)	6.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$822,168	$819,047	$778,627	$685,676	$459,835	$ 36,710
Ratio of expenses to average net assets[6]	0.57%	0.57%	0.57%	0.55%	0.58%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.62%	0.63%	0.63%	0.65%	2.89%
Ratio of net investment income to average net assets	0.77%	1.78%	1.66%	2.05%	2.80%	15.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72%	1.73%	1.60%	1.97%	2.73%	13.15%
Portfolio turnover	14%	19%	49%	24%	33%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $285 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–10

LVIP American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended				8/2/10[2] to 12/31/10
		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$13.298	$13.297	$ 11.526	$ 10.485	$ 10.763	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.070	0.287	0.247	0.253	0.335	0.671
Net realized and unrealized gain (loss)	0.320	0.459	1.820	1.120	(0.536)	0.092
Total from investment operations	0.390	0.746	2.067	1.373	(0.201)	0.763

Less dividends and distributions from:
Net investment income	—	(0.303)	(0.247)	(0.327)	(0.077)	—
Net realized gain	—	(0.442)	(0.049)	(0.005)	—[4]	—
Total dividends and distributions	—	(0.745)	(0.296)	(0.332)	(0.077)	—

Net asset value, end of period	$13.688	$13.298	$ 13.297	$ 11.526	$ 10.485	$ 10.763

Total return[5]	2.93%	5.63%	17.94%	13.15%	(1.87%)	7.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,794	$15,753	$ 14,903	$ 10,649	$ 8,324	$ 24
Ratio of expenses to average net assets[6]	0.22%	0.22%	0.22%	0.21%	0.23%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.27%	0.27%	0.28%	0.29%	0.30%	3.01%
Ratio of net investment income to average net assets	1.04%	2.11%	1.97%	2.25%	3.14%	15.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%	2.06%	1.91%	2.17%	3.07%	12.82%
Portfolio turnover	9%	19%	42%	18%	26%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $4 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended				8/2/10[2] to 12/31/10
		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 13.295	$ 13.295	$ 11.527	$ 10.490	$ 10.749	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.047	0.239	0.202	0.214	0.297	0.675
Net realized and unrealized gain (loss)	0.319	0.458	1.818	1.118	(0.534)	0.074
Total from investment operations	0.366	0.697	2.020	1.332	(0.237)	0.749

Less dividends and distributions from:
Net investment income	—	(0.255)	(0.203)	(0.290)	(0.022)	—
Net realized gain	—	(0.442)	(0.049)	(0.005)	—[4]	—
Total dividends and distributions	—	(0.697)	(0.252)	(0.295)	(0.022)	—

Net asset value, end of period	$ 13.661	$ 13.295	$ 13.295	$ 11.527	$ 10.490	$ 10.749

Total return[5]	2.75%	5.26%	17.53%	12.74%	(2.20%)	7.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$856,149	$845,384	$783,260	$642,165	$450,352	$ 32,215
Ratio of expenses to average net assets[6]	0.57%	0.57%	0.57%	0.56%	0.58%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.62%	0.63%	0.64%	0.65%	3.36%
Ratio of net investment income to average net assets	0.69%	1.76%	1.62%	1.90%	2.79%	15.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%	1.71%	1.56%	1.82%	2.72%	12.47%
Portfolio turnover	9%	19%	42%	18%	26%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $305 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–12

LVIP American Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended				8/2/10[2] to 12/31/10
		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.827	$11.937	$11.208	$10.660	$10.440	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.067	0.266	0.231	0.286	0.347	0.431
Net realized and unrealized gain (loss)	0.068	0.469	0.771	0.635	(0.049)	0.009
Total from investment operations	0.135	0.735	1.002	0.921	0.298	0.440

Less dividends and distributions from:
Net investment income	—	(0.300)	(0.254)	(0.365)	(0.078)	—
Net realized gain	—	(0.545)	(0.019)	(0.008)	—[4]	—
Total dividends and distributions	—	(0.845)	(0.273)	(0.373)	(0.078)	—

Net asset value, end of period	$11.962	$11.827	$11.937	$11.208	$10.660	$ 10.440

Total return[5]	1.14%	6.20%	8.95%	8.66%	2.86%	4.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 7,653	$ 8,346	$ 6,351	$ 5,799	$ 2,963	$ 75
Ratio of expenses to average net assets[6]	0.24%	0.24%	0.25%	0.23%	0.27%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%	0.29%	0.30%	0.31%	0.38%	5.16%
Ratio of net investment income to average net assets	1.12%	2.17%	1.97%	2.56%	3.27%	10.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.07%	2.12%	1.92%	2.48%	3.16%	5.18%
Portfolio turnover	18%	22%	61%	30%	41%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $5 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–13

LVIP American Income Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended				8/2/10[2] to 12/31/10
		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 11.823	$ 11.934	$ 11.207	$ 10.663	$ 10.426	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.046	0.223	0.190	0.247	0.309	0.420
Net realized and unrealized gain (loss)	0.069	0.468	0.769	0.633	(0.048)	0.006
Total from investment operations	0.115	0.691	0.959	0.880	0.261	0.426

Less dividends and distributions from:
Net investment income	—	(0.257)	(0.213)	(0.328)	(0.024)	—
Net realized gain	—	(0.545)	(0.019)	(0.008)	—[4]	—
Total dividends and distributions	—	(0.802)	(0.232)	(0.336)	(0.024)	—

Net asset value, end of period	$ 11.938	$ 11.823	$ 11.934	$ 11.207	$ 10.663	$10.426

Total return[5]	0.97%	5.84%	8.57%	8.27%	2.50%	4.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$188,113	$203,605	$208,183	$195,751	$130,850	$18,135
Ratio of expenses to average net assets[6]	0.59%	0.59%	0.60%	0.58%	0.62%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.64%	0.64%	0.65%	0.66%	0.73%	5.51%
Ratio of net investment income to average net assets	0.77%	1.82%	1.62%	2.21%	2.92%	9.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72%	1.77%	1.57%	2.13%	2.81%	4.83%
Portfolio turnover	18%	22%	61%	30%	41%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $239 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–14

LVIP American Allocation Funds

Notes to Financial Statements

June 30, 2015 (Unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a Fund, and collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940 and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2015 the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP American Allocation Funds–15

LVIP American Allocation Funds

Notes to Financial Statements  (continued)

1. Significant Accounting Policies (continued)

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the average daily net assets of each Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$18,959	$19,301	$4,562
Legal	5,208	5,302	1,253

 Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Trading operation	$3,311	$3,376	$793

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2015, these fees amounted as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$6,708	$4,940	$1,810

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Funds had liabilities payable and prepaid expenses to affiliates as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$142,380	$145,243	$32,650
Distribution fees payable to LFD	239,969	249,266	54,876
Printing and mailing fees payable to Lincoln Life	—	63	123
Prepaid printing and mailing fees to Lincoln Life	151	—	—

LVIP American Allocation Funds–16

LVIP American Allocation Funds

Notes to Financial Statements  (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$140,414,376	$108,487,619	$36,113,140
Sales	116,762,894	76,221,352	48,449,220

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$785,210,249	$792,860,550	$185,966,234

Aggregate unrealized appreciation	$75,749,933	$87,723,638	$11,774,761
Aggregate unrealized depreciation	(6,857,599)	(6,570,708)	(2,024,617)

Net unrealized appreciation	$68,892,334	$81,152,930	$9,750,144

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investment Companies	$854,102,583	$874,013,480	$195,716,378

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Allocation Funds–17

LVIP American Allocation Funds

Notes to Financial Statements  (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	215,163	443,892	128,248	249,695	57,300	263,044
Service Class	3,522,547	7,585,389	3,525,227	7,402,788	1,880,330	2,329,552
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	139,859	—	64,461	—	45,040
Service Class	—	3,530,423	—	3,169,954	—	1,119,600
	3,737,710	11,699,563	3,653,475	10,886,898	1,937,630	3,757,236
Shares redeemed:
Standard Class	(237,341)	(447,269)	(85,840)	(250,432)	(123,126)	(134,502)
Service Class	(4,691,674)	(7,696,961)	(4,439,310)	(5,901,214)	(3,343,328)	(3,672,533)
	(4,929,015)	(8,144,230)	(4,525,150)	(6,151,646)	(3,466,454)	(3,807,035)
Net increase (decrease)	(1,191,305)	3,555,333	(871,675)	4,735,252	(1,528,824)	(49,799)

5. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Allocation Funds–18

LVIP American Century VP Mid Cap Value Managed Volatility Fund

(formerly LVIP American Century VP Mid Cap Value RPM Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP American Century VP Mid Cap Value Managed Volatility Fund

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$ 998.90	0.00%	$—
Service Class Shares	1,000.00	997.30	0.35%	1.73
Hypothetical (5% return before expenses)*
Standard Class Shares	$1,000.00	$1,024.79	0.00%	$—
Service Class Shares	1,000.00	1,023.06	0.35%	1.76

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–1

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.84%

Equity Fund	92.73%
Money Market Fund	7.11%
Total Value of Securities	99.84%

Receivables and Other Assets Net of Liabilities	0.16%

Total Net Assets	100.00%

LVIP American Century VP Mid Cap Value Managed Volatility Fund–2

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.84%
Equity Fund–92.73%
*American Century VP Mid Cap Value	6,404,153	$121,166,573

		121,166,573

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–7.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	9,296,259	$9,296,259

		9,296,259

Total Investment Companies
(Cost $131,088,948)		130,462,832

TOTAL VALUE OF SECURITIES–99.84% (Cost $131,088,948)	130,462,832
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	207,058

NET ASSETS APPLICABLE TO 11,545,693 SHARES OUTSTANDING–100.00%	$130,669,890

NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VP MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($11,404 / 1,006 Shares)	$11.336

NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VP MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($130,658,486 / 11,544,687 Shares)	$11.318

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$127,654,120
Undistributed net investment income	931,850
Accumulated net realized gain on investments	2,885,228
Net unrealized depreciation of investments and derivatives	(801,308)

Total net assets	$130,669,890

*	Class I shares.

«	Includes $534,817 cash pledged as collateral for futures contracts, $578,169 payable for investment companies purchased and $2,092 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
75 E-mini S&P 500 Index	$7,879,192	$7,704,000	9/21/15	$(175,192)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–3

LVIP American Century VP Mid Cap Value

Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$1,127,402

EXPENSES:
Management fees	419,082
Distribution fees-Service Class	195,552
Accounting and administration expenses	37,957
Professional fees	10,307
Reports and statements to shareholders	3,578
Custodian fees	1,378
Trustees’ fees and expenses	1,077
Pricing fees	113
Consulting fees	22
Other	125

669,191
Less management fees waived	(419,082)
Less expenses reimbursed	(54,557)

Total operating expenses	195,552

NET INVESTMENT INCOME	931,850

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Distributions from investment companies	4,735,997
Sale of investments in investment companies	(617,023)
Futures contracts	(556,170)

Net realized gain	3,562,804

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	(4,838,480)
Futures contracts	(49,468)

Net change in unrealized appreciation (depreciation)	(4,887,948)

NET REALIZED AND UNREALIZED LOSS	(1,325,144)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(393,294)

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value

Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	1/2/14* to 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$931,850	$238,459
Net realized gain (loss)	3,562,804	(571,211)
Net change in unrealized appreciation (depreciation)	(4,887,948)	4,086,640

Net increase (decrease) in net assets resulting from operations	(393,294)	3,753,888

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(68)
Service Class	—	(220,073)

	—	(220,141)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	100,001
Service Class	69,308,213	91,017,677
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	68
Service Class	—	220,073

	69,308,213	91,337,819

Cost of shares redeemed:
Standard Class	—	(98,163)
Service Class	(26,376,755)	(6,641,677)

	(26,376,755)	(6,739,840)

Increase in net assets derived from capital share transactions	42,931,458	84,597,979

NET INCREASE IN NET ASSETS	42,538,164	88,131,726
NET ASSETS:
Beginning of period	88,131,726	—

End of period	$130,669,890	$88,131,726

Undistributed net investment income	$931,850	$—

*Date of commencement of operations

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–4

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class
	Six Month Ended 6/30/15[1] (unaudited)	1/2/14[2] to 12/31/14

Net asset value, beginning of period	$11.348	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.114	0.116
Net realized and unrealized gain (loss)	(0.126)	1.300
Total from investment operations	(0.012)	1.416

Less dividends and distributions from:
Net investment income.	—	(0.068)
Total dividends and distributions.	—	(0.068)

Net asset value, end of period	$11.336	$11.348

Total return[4]	(0.11%)	14.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 12
Ratio of expenses to average net assets[5]	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.85%	0.95%
Ratio of net investment income to average net assets	2.01%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.16%	0.16%
Portfolio turnover	14%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–5

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Century VP Mid Cap Value Managed Volatility Service Class
	Six Months Ended 6/30/15[1] (unaudited)	1/2/14[2] to 12/31/14

Net asset value, beginning of period	$ 11.349	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.094	0.084
Net realized and unrealized gain (loss)	(0.125)	1.293
Total from investment operations	(0.031)	1.377

Less dividends and distributions from:
Net investment income	—	(0.028)
Total dividends and distributions	—	(0.028)

Net asset value, end of period	$ 11.318	$ 11.349

Total return[4]	(0.27%)	13.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$130,658	$88,120
Ratio of expenses to average net assets[5]	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	1.20%	1.30%
Ratio of net investment income to average net assets	1.66%	0.76%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.81%	(0.19%)
Portfolio turnover	14%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–6

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP American Century VP Mid Cap Value Managed Volatility Fund (formerly LVIP American Century VP Mid Cap Value RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The American Century VP Mid Cap Value Fund, which is advised by an unaffiliated adviser, invests at least 80% of its assets in medium size companies. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position expected to be taken on its federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–7

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive its advisory fee. The waiver amount is 0.75% of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for the administrative and legal services amounted to:

Administrative	$2,281
Legal	626

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $3,269 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,577 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement from LIAC	$11,813
Distribution fees payable to LFD	36,926
Prepaid printing and mailing fees to Lincoln Life	657

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 100% of the Standard Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$58,678,623
Sales	14,604,441

LVIP American Century VP Mid Cap Value Managed Volatility Fund–8

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$131,088,948

Aggregate unrealized appreciation	—
Aggregate unrealized depreciation	(626,116)

Net unrealized depreciation	$(626,116)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$197,064	$91,344	$288,408

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$130,462,832

Futures Contracts	$(175,192)

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–9

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	1/2/14* to 12/31/14
Shares sold:
Standard Class	—	10,000
Service Class	6,094,409	8,361,158
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6
Service Class	—	19,187

	6,094,409	8,390,351

Shares redeemed:
Standard Class	—	(9,000)
Service Class	(2,314,048)	(616,019)

	(2,314,048)	(625,019)

Net increase	3,780,361	7,765,332

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(175,192)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(556,170)	$(49,468)

LVIP American Century VP Mid Cap Value Managed Volatility Fund–10

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (Average notional value)	$6,283,406	$1,292,170

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements, except as disclosed above.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–11

LVIP American Funds

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP American Funds

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect for the LVIP American Global Small Capitalization Fund.

LVIP American Global Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Service Class II Shares	$1,000.00	$1,078.50	0.62%	$3.20
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.72	0.62%	$3.11

LVIP American Global Small Capitalization Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Service Class II Shares	$1,000.00	$1,152.10	0.65%	$3.47
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Service Class II Shares	$1,000.00	$1,056.60	0.61%	$3.11
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.77	0.61%	$3.06

LVIP American Funds–1

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP American Growth-Income Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Service Class II Shares	$1,000.00	$1,027.90	0.59%	$2.97
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.87	0.59%	$2.96

LVIP American International Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Service Class II Shares	$1,000.00	$1,052.60	0.61%	$3.10
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.77	0.61%	$3.06

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Funds–2

LVIP American Global Growth Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– Global Growth Fund Class 1	4,156,118	$111,841,135

Total Investment Company (Cost $100,181,320)		111,841,135

TOTAL VALUE OF SECURITIES–100.06% (Cost $100,181,320)		111,841,135
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(69,335)

NET ASSETS APPLICABLE TO 5,882,658 SHARES OUTSTANDING–100.00%		$111,771,800

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($111,771,800 / 5,882,658 Shares)		$19.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)		$82,309,766
Undistributed net investment income		10,296,886
Accumulated net realized gain on investments		7,505,333
Net unrealized appreciation of investments		11,659,815

Total net assets		$111,771,800

«	Of this amount, $70,499 represents payable for investment company purchased and $39,856 payable for fund shares redeemed as of June 30, 2015.

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–3

LVIP American Global Small Capitalization Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®– Global Small Capitalization Fund Class 1	2,719,353	$76,332,200

Total Investment Company (Cost $54,536,179)		76,332,200

TOTAL VALUE OF SECURITIES–100.07% (Cost $54,536,179)		76,332,200
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(52,993)

NET ASSETS APPLICABLE TO 4,256,234 SHARES OUTSTANDING–100.00%		$76,279,207

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($76,279,207 / 4,256,234 Shares)		$17.922

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)		$49,498,808
Undistributed net investment income		5,051,716
Accumulated net realized loss on investments		(67,338)
Net unrealized appreciation of investments		21,796,021

Total net assets		$76,279,207

«	Of this amount, $297,012 represents payable for fund shares redeemed as of June 30, 2015.

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements

LVIP American Funds–4

LVIP American Growth Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®– Growth Fund Class 1	4,902,558	$332,295,364

Total Investment Company (Cost $292,600,103)		332,295,364

TOTAL VALUE OF SECURITIES–100.05% (Cost $292,600,103)		332,295,364
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(168,208)

NET ASSETS APPLICABLE TO 16,204,409 SHARES OUTSTANDING–100.00%		$332,127,156

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($332,127,156 / 16,204,409 Shares)		$20.496

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)		$212,768,220
Undistributed net investment income		66,687,153
Accumulated net realized gain on investments		12,976,522
Net unrealized appreciation of investments		39,695,261

Total net assets		$332,127,156

«	Of this amount, $308,874 represents payable for fund shares redeemed as of June 30, 2015.

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements

LVIP American Funds–5

LVIP American Growth-Income Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®– Growth-Income Fund Class 1	5,964,428	$278,001,999

Total Investment Company (Cost $229,784,775)		278,001,999

TOTAL VALUE OF SECURITIES–100.05% (Cost $229,784,775)		278,001,999
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(146,120)

NET ASSETS APPLICABLE TO 13,569,600 SHARES OUTSTANDING–100.00%		$277,855,879

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($277,855,879 / 13,569,600 Shares)		$20.476

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)		$179,242,279
Undistributed net investment income		39,534,436
Accumulated net realized gain on investments		10,861,940
Net unrealized appreciation of investments		48,217,224

Total net assets		$277,855,879

«	Of this amount, $149,215 represents payable for fund shares redeemed as of June 30, 2015.

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements

LVIP American Funds–6

LVIP American International Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– International Fund Class 1	7,474,524	$151,284,330

Total Investment Company (Cost $128,240,241)		151,284,330

TOTAL VALUE OF SECURITIES–100.06% (Cost $128,240,241)		151,284,330
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(88,726)

NET ASSETS APPLICABLE TO 10,271,194 SHARES OUTSTANDING–100.00%		$151,195,604

NET ASSET VALUE PER SHARE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($151,195,604 / 10,271,194 Shares)		$14.720

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)		$120,887,211
Undistributed net investment income		8,660,574
Accumulated net realized loss on investments		(1,396,270)
Net unrealized appreciation of investments		23,044,089

Total net assets		$151,195,604

«	Of this amount, $334,595 represents payable for investment company purchased and $2,555 payable for fund shares redeemed as of June 30, 2015.

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–7

LVIP American Funds

Statements of Operations

Six Months Ended June 30, 2015 (unaudited)

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$10,617,094	$5,287,234	$67,671,333	$40,328,635	$8,816,935

EXPENSES:
Distribution fees-Service Class II	282,502	199,285	894,242	743,252	413,332
Accounting and administration expenses	17,825	16,981	24,172	22,706	19,184
Professional fees	8,500	8,207	10,732	10,186	8,990
Reports and statements to shareholders	8,281	11,840	47,234	11,382	10,679
Trustees’ fees and expenses	1,125	788	3,664	3,064	1,664
Consulting fees	885	874	963	947	904
Custodian fees	627	478	1,785	1,496	880
Pricing fees	86	89	97	100	92
Other	377	310	1,291	1,066	646

	320,208	238,852	984,180	794,199	456,371
Less expenses reimbursed	—	(3,334)	—	—	—

Total operating expenses	320,208	235,518	984,180	794,199	456,371

NET INVESTMENT INCOME	10,296,886	5,051,716	66,687,153	39,534,436	8,360,564

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on sale of investments in investment companies	(110,735)	465,486	192,947	(109,232)	34,029

Net change in unrealized appreciation (depreciation) of investment companies	(2,845,526)	4,834,551	(48,965,134)	(32,168,446)	(804,685)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,956,261)	5,300,037	(48,772,187)	(32,277,678)	(770,656)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,340,625	$10,351,753	$17,914,966	$7,256,758	$7,589,908

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–8

LVIP American Funds

Statements of Changes in Net Assets

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/15 (Unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (Unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (Unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,296,886	$741,831	$5,051,716	$(210,200)	$66,687,153	$2,600,559
Net realized gain (loss)	(110,735)	8,095,662	465,486	376,695	192,947	13,999,647
Net change in unrealized appreciation (depreciation)	(2,845,526)	(6,935,816)	4,834,551	997,387	(48,965,134)	6,827,653

Net increase in net assets resulting from operations	7,340,625	1,901,677	10,351,753	1,163,882	17,914,966	23,427,859

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(841,838)	—	—	—	(2,900,601)
Net realized gain:
Service Class II	—	(34,355)	—	(75,158)	—	(192,441)

	—	(876,193)	—	(75,158)	—	(3,093,042)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	19,035,221	24,457,447	4,234,082	11,874,080	21,811,574	47,384,331
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class II	—	876,193	—	75,158	—	3,093,042
Cost of shares redeemed:
Service Class II	(8,444,603)	(10,093,750)	(9,137,112)	(10,922,957)	(23,351,226)	(33,984,867)

Increase (decrease) in net assets derived from capital share transactions	10,590,618	15,239,890	(4,903,030)	1,026,281	(1,539,652)	16,492,506

NET INCREASE IN NET ASSETS	17,931,243	16,265,374	5,448,723	2,115,005	16,375,314	36,827,323
NET ASSETS:
Beginning of period	93,840,557	77,575,183	70,830,484	68,715,479	315,751,842	278,924,519

End of period	$111,771,800	$93,840,557	$76,279,207	$70,830,484	$332,127,156	$315,751,842

Undistributed net investment income	$10,296,886	$—	$5,051,716	$—	$66,687,153	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–9

LVIP American Funds

Statements of Changes in Net Assets (continued)

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/15 (Unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (Unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$39,534,436	$2,442,783	$8,360,564	$1,579,290
Net realized gain (loss)	(109,232)	11,641,328	34,029	(48,286)
Net change in unrealized appreciation (depreciation)	(32,168,446)	9,953,494	(804,685)	(5,888,695)

Net increase (decrease) in net assets resulting from operations	7,256,758	24,037,605	7,589,908	(4,357,691)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(2,742,814)	—	(1,279,280)
Net realized gain:
Service Class II	—	(232,106)	—	(205,003)

	—	(2,974,920)	—	(1,484,283)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	22,407,372	41,075,756	9,275,976	22,069,399
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class II	—	2,974,920	—	1,484,283
Cost of shares redeemed:
Service Class II	(14,043,336)	(33,088,237)	(10,674,894)	(15,436,729)

Increase (decrease) in net assets derived from capital share transactions	8,364,036	10,962,439	(1,398,918)	8,116,953

NET INCREASE IN NET ASSETS	15,620,794	32,025,124	6,190,990	2,274,979
NET ASSETS:
Beginning of period	262,235,085	230,209,961	145,004,614	142,729,635

End of period	$277,855,879	$262,235,085	$151,195,604	$145,004,614

Undistributed net investment income	$39,534,436	$—	$8,660,574	$300,010

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–10

LVIP American Global Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/15[1]	Year Ended				7/1/10[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$17.617	$17.456	$13.672	$11.301	$12.463	$10.000

Income (loss) from investment operations:
Net investment income[3]	1.860	0.152	0.142	0.079	0.230	0.540
Net realized and unrealized gain (loss)	(0.477)	0.175	3.780	2.415	(1.384)	1.923

Total from investment operations	1.383	0.327	3.922	2.494	(1.154)	2.463

Less dividends and distributions from:
Net investment income	—	(0.159)	(0.138)	(0.118)	(0.008)	—
Net realized gain	—	(0.007)	—	—	— [4]	—
Return of capital	—	—	—	(0.005)	—	—

Total dividends and distributions	—	(0.166)	(0.138)	(0.123)	(0.008)	—

Net asset value, end of period	$19.000	$17.617	$17.456	$13.672	$11.301	$12.463

Total return[5]	7.85%	1.87%	28.69%	22.11%	(9.26% )	24.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$111,772	$93,841	$77,575	$54,199	$34,433	$2,923
Ratio of expenses to average net assets[6]	0.62%	0.64%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.64%	0.68%	0.78%	0.95%	18.78%
Ratio of net investment income to average net assets	20.04%	0.87%	0.93%	0.62%	1.93%	8.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	20.04%	0.87%	0.90%	0.49%	1.63%	(9.25% )
Portfolio turnover	3%	5%	9%	9%	3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $157 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–11

LVIP American Global Small Capitalization Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/15[1]	Year Ended				7/1/10[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$15.556	$15.314	$12.010	$10.298	$12.852	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	1.152	(0.047)	0.031	0.112	0.129	0.305
Net realized and unrealized gain (loss)	1.214	0.306	3.306	1.712	(2.631)	2.547

Total from investment operations	2.366	0.259	3.337	1.824	(2.502)	2.852

Less dividends and distributions from:
Net investment income	—	—	(0.033)	(0.112)	(0.052)	—
Net realized gain	—	(0.017)	—	—	— [4]	—

Total dividends and distributions	—	(0.017)	(0.033)	(0.112)	(0.052)	—

Net asset value, end of period	$17.922	$15.556	$15.314	$12.010	$10.298	$12.852

Total return[5]	15.21%	1.69%	27.79%	17.76%	(19.48% )	28.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,279	$70,830	$68,715	$53,497	$35,659	$3,680
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.66%	0.67%	0.69%	0.78%	0.93%	17.47%
Ratio of net investment income (loss) to average net assets	13.95%	(0.30% )	0.23%	0.98%	1.12%	4.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	13.94%	(0.32% )	0.19%	0.85%	0.84%	(11.95% )
Portfolio turnover	10%	10%	12%	9%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $200 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–12

LVIP American Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Fund Service Class II

	Six Months Ended 6/30/15[1]	Year Ended				7/1/10[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$19.398	$18.116	$14.048	$11.986	$12.580	$10.000

Income (loss) from investment operations:
Net investment income[3]	4.114	0.165	0.095	0.065	0.081	0.454
Net realized and unrealized gain (loss)	(3.016)	1.309	4.070	2.026	(0.669)	2.126

Total from investment operations	1.098	1.474	4.165	2.091	(0.588)	2.580

Less dividends and distributions from:
Net investment income	—	(0.180)	(0.097)	(0.029)	(0.006)	—
Net realized gain	—	(0.012)	—	—	— [4]	—

Total dividends and distributions	—	(0.192)	(0.097)	(0.029)	(0.006)	—

Net asset value, end of period	$20.496	$19.398	$18.116	$14.048	$11.986	$12.580

Total return[5]	5.66%	8.13%	29.65%	17.45%	(4.68% )	25.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$332,127	$315,752	$278,925	$211,217	$137,182	$13,026
Ratio of expenses to average net assets[6]	0.61%	0.61%	0.61%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.61%	0.61%	0.61%	0.64%	0.68%	6.41%
Ratio of net investment income to average net assets	41.02%	0.88%	0.60%	0.48%	0.65%	7.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	41.02%	0.88%	0.60%	0.48%	0.62%	1.50%
Portfolio turnover	4%	6%	9%	11%	2%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $114 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–13

LVIP American Growth-Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/15[1]	Year Ended				7/1/10[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$19.921	$18.273	$13.864	$11.976	$12.261	$10.000

Income (loss) from investment operations:
Net investment income[3]	2.969	0.191	0.169	0.187	0.288	0.882
Net realized and unrealized gain (loss)	(2.414)	1.686	4.408	1.852	(0.562)	1.379

Total from investment operations	0.555	1.877	4.577	2.039	(0.274)	2.261

Less dividends and distributions from:
Net investment income	—	(0.211)	(0.168)	(0.151)	(0.011)	—
Net realized gain	—	(0.018)	—	—	— [4]	—

Total dividends and distributions	—	(0.229)	(0.168)	(0.151)	(0.011)	—

Net asset value, end of period	$20.476	$19.921	$18.273	$13.864	$11.976	$12.261

Total return[5]	2.79%	10.26%	33.02%	17.04%	(2.23% )	22.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277,856	$262,235	$230,210	$169,256	$104,065	$9,201
Ratio of expenses to average net assets[6]	0.59%	0.59%	0.61%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.59%	0.59%	0.61%	0.64%	0.71%	8.84%
Ratio of net investment income to average net assets	29.26%	1.00%	1.05%	1.41%	2.39%	14.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	29.26%	1.00%	1.05%	1.41%	2.33%	6.32%
Portfolio turnover	2%	7%	9%	6%	1%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $72 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–14

LVIP American International Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American International Fund Service Class II
	Six Months Ended 6/30/15[1]	Year Ended				7/1/10[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$ 13.985	$ 14.566	$ 12.135	$ 10.577	$ 12.355	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.816	0.158	0.133	0.143	0.348	0.736
Net realized and unrealized gain (loss)	(0.081)	(0.594)	2.433	1.690	(2.118)	1.619
Total from investment operations	0.735	(0.436)	2.566	1.833	(1.770)	2.355

Less dividends and distributions from:
Net investment income	—	(0.125)	(0.135)	(0.264)	(0.008)	—
Net realized gain	—	(0.020)	—	—	—[4]	—
Return of capital	—	—	—	(0.011)	—	—
Total dividends and distributions	—	(0.145)	(0.135)	(0.275)	(0.008)	—

Net asset value, end of period	$ 14.720	$ 13.985	$ 14.566	$ 12.135	$ 10.577	$ 12.355

Total return[5]	5.26%	(3.00%)	21.15%	17.45%	(14.32%)	23.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151,196	$145,005	$142,730	$116,870	$ 74,703	$ 6,278
Ratio of expenses to average net assets[6]	0.61%	0.61%	0.63%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.61%	0.61%	0.63%	0.67%	0.77%	11.91%
Ratio of net investment income to average net assets	11.13%	1.08%	1.01%	1.25%	3.05%	12.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	11.13%	1.08%	1.01%	1.23%	2.93%	0.75%
Portfolio turnover	4%	6%	10%	8%	4%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $124 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–15

LVIP American Funds

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a Fund, and collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, and offer Service Class II shares. The Service Class II shares are subject to a distribution and service fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.

The investment objective of the LVIP American Growth Fund is growth of capital.

The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011-December 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expenses and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Funds did not incur any interest or tax penalties.

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP American Funds–16

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:

Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%

The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s other expenses exceed 0.10% of the average daily net assets. This agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC. Prior to May 1, 2015, LIAC had contractually agreed to reimburse the LVIP American Global Growth Fund to the extent that the Fund’s other expenses exceeded 0.10% of the average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, fees for these administrative and legal services amounted as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$2,195	$1,540	$7,127	$5,987	$3,250
Legal	603	423	1,958	1,645	893

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2015, these fees amounted as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$6,939	$10,526	$45,093	$9,554	$9,020

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class II shares, an annual fee (Plan Fee) not to exceed 0.75% of the average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.55% of the average daily net assets of the Service Class II shares. The limitation can be adjusted only with the consent of the Board.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP American Funds–17

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2015, the Funds had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable from LIAC	$ —	$ 690	$ —	$ —	$ —
Printing and mailing fees payable to Lincoln Life	220	377	—	771	1,174
Prepaid printing and mailing fees to Lincoln Life	—	—	1,628	—	—
Distribution fees payable to LFD	50,861	34,871	152,131	127,649	69,368

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$23,976,620	$7,268,723	$78,175,172	$54,240,222	$13,701,966
Sales	3,068,787	7,103,047	13,010,003	6,322,752	6,724,310

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$100,181,320	$54,536,179	$292,600,103	$229,784,775	$128,240,241

Aggregate unrealized appreciation	$11,659,815	$21,796,021	$39,695,261	$48,217,224	$23,044,089
Aggregate unrealized depreciation	—	—	—	—	—

Net unrealized appreciation	$11,659,815	$21,796,021	$39,695,261	$48,217,224	$23,044,089

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Funds–18

LVIP American Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investment Companies	$111,841,136	$76,332,200	$332,295,364	$278,001,999	$151,284,331

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/15	Year Ended 12/31/2014	Six Months Ended 6/30/15	Year Ended 12/31/2014	Six Months Ended 6/30/15	Year Ended 12/31/2014
Shares sold:
Service Class II	1,005,676	1,409,826	245,813	761,097	1,078,007	2,537,013
Shares issued upon reinvestment of dividends and distributions:
Service Class II	—	49,440	—	4,860	—	158,570
Shares redeemed:
Service Class II	(449,840)	(576,581)	(542,809)	(699,867)	(1,151,477)	(1,814,201)

Net increase (decrease)	555,836	882,685	(296,996)	66,090	(73,470)	881,382

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Service Class II	1,091,214	2,140,839	622,051	1,524,231
Shares issued upon reinvestment of dividends and distributions:
Service Class II	—	148,270	—	105,145
Shares redeemed:
Service Class II	(685,621)	(1,723,205)	(719,568)	(1,059,339)
Net increase (decrease)	405,593	565,904	(97,517)	570,037

5. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

LVIP American Funds–19

LVIP American Funds

Notes to Financial Statements (continued)

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Funds–20

LVIP American Global Allocation Managed Risk Funds (formerly LVIP Managed Risk American Allocation Target Risk Funds)
LVIP American Global Balanced Allocation Managed Risk Fund
(formerly LVIP Managed Risk American Balanced Allocation Fund)
LVIP American Global Growth Allocation Managed Risk Fund
(formerly LVIP Managed Risk American Growth Allocation Fund)
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2015

LVIP American Global Allocation

Managed Risk Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP American Global Balanced Allocation

Managed Risk Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,018.60	0.27%	$1.35
Service Class Shares	1,000.00	1,016.90	0.62%	3.10
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,021.72	0.62%	3.11

LVIP American Global Growth Allocation

Managed Risk Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,019.60	0.27%	$1.35
Service Class Shares	1,000.00	1,017.80	0.62%	3.10
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,021.72	0.62%	3.11

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests significantly all its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements of the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds–1

LVIP American Global Allocation Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2015

LVIP American Global Balanced Allocation Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.54%

Asset Allocation Fund	19.13%
Equity Funds	21.14%
Fixed Income Funds	41.86%
International Equity Funds	11.64%
International Fixed Income Fund	2.91%
Money Market Fund	2.86%

Total Value of Securities	99.54%

Receivables and Other Assets Net of Liabilities	0.46%

Total Net Assets	100.00%

LVIP American Global Growth Allocation

Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.71%

Asset Allocation Fund	16.21%
Equity Funds	28.73%
Fixed Income Funds	22.30%
International Equity Funds	26.02%
International Fixed Income Fund	2.90%
Money Market Fund	3.55%

Total Value of Securities	99.71%

Receivables and Other Assets Net of Liabilities	0.29%

Total Net Assets	100.00%

LVIP American Global Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.54%
Asset Allocation Fund–19.13%
²American Funds® –
Capital Income Builder	6,809,837	$399,328,814

		399,328,814

Equity Funds–21.14%
²American Funds® –
AMCAP Fund	6,371,314	181,263,881
American Mutual Fund	4,938,869	179,774,820
✢American Funds Insurance Series® –
Growth-Income Fund	1,720,107	80,174,189

		441,212,890

Fixed Income Funds–41.86%
²American Funds® –
Intermediate Bond Fund of America	9,055,221	122,517,142
✢American Funds Insurance Series® –
Bond Fund	46,982,195	507,877,524
High-Income Bond Fund	9,457,566	100,628,499
Mortgage Bond Fund	7,683,556	81,599,368
U.S. Government/AAA-Rated Securities Fund	4,949,558	61,226,035

		873,848,568

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–11.64%
²American Funds® –
EuroPacific Growth Fund	1,989,207	$100,375,406
New Perspective Fund	521,802	20,011,096
✢American Funds Insurance Series® –
Global Small Capitalization Fund	4,370,434	122,678,072

		243,064,574

International Fixed Income Fund–2.91%
✢American Funds Insurance Series® –
Global Bond Fund	5,451,628	60,840,166

		60,840,166

Money Market Fund–2.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	59,788,084	59,788,084

		59,788,084

Total Investment Companies (Cost $2,022,753,119)		2,078,083,096

TOTAL VALUE OF SECURITIES–99.54% (Cost $2,022,753,119)	2,078,083,096
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	9,520,981

NET ASSETS APPLICABLE TO 182,959,643 SHARES OUTSTANDING–100.00%	$2,087,604,077

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($557,482 / 48,763 Shares)	$11.432

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($2,087,046,595 / 182,910,880 Shares)	$11.410

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,963,921,254
Undistributed net investment income	7,283,801
Net realized gain on investments	64,200,732
Net unrealized appreciation of investments and derivatives	52,198,290

Total net assets	$2,087,604,077

²	Class R-6 shares.

✢	Class 1 shares.

«

Includes $11,281,353 cash and $2,731,516 foreign currencies pledged as collateral for futures contracts, $137,003 payable for investment companies purchased and $552,007 payable for fund shares redeemed as of June 30, 2015.

LVIP American Global Allocation Managed Risk Funds–3

LVIP American Global Balanced Allocation Managed Risk Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
352	British Pound Currency	$ 34,135,482	$34,595,000	9/15/15	$ 459,518
329	E-mini MSCI Emerging Markets Index	15,979,793	15,782,130	9/21/15	(197,663)
97	E-mini Russell 2000 Index	12,235,173	12,128,880	9/21/15	(106,293)
1,128	E-mini S&P 500 Index	118,348,868	115,868,160	9/21/15	(2,480,708)
68	E-mini S&P MidCap 400 Index	10,377,871	10,187,080	9/21/15	(190,791)
100	Euro Currency	14,163,830	13,945,000	9/15/15	(218,830)
392	Euro STOXX 50 Index	14,775,016	15,010,661	9/21/15	235,645
329	FTSE 100 Index	34,169,397	33,566,959	9/21/15	(602,438)
27	Japanese Yen Currency	2,754,191	2,761,594	9/15/15	7,403
17	Nikkei 225 Index (OSE)	2,848,630	2,811,100	9/11/15	(37,530)

		$259,788,251			$(3,131,687)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–4

LVIP American Global Growth Allocation Managed Risk Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.71%
Asset Allocation Fund–16.21%
²American Funds® –
Capital Income Builder	11,505,994	$674,711,466

		674,711,466

Equity Funds–28.73%
²American Funds® –
AMCAP Fund	15,478,804	440,371,976
American Mutual Fund	10,908,059	397,053,350
✢American Funds Insurance Series® –
Growth-Income Fund	7,693,052	358,573,133

		1,195,998,459

Fixed Income Funds–22.30%
²American Funds® –
Intermediate Bond Fund of America	11,999,649	162,355,245
✢American Funds Insurance Series® –
Bond Fund	44,826,643	484,576,007
High-Income Bond Fund	15,039,357	160,018,763
Mortgage Bond Fund	11,454,676	121,648,656

		928,598,671

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–26.02%
²American Funds® –
EuroPacific Growth Fund	9,489,824	$478,856,524
New Perspective Fund	5,185,818	198,876,114
✢American Funds Insurance Series® –
Global Small Capitalization Fund	10,135,073	284,491,491
New World Fund	5,945,711	120,995,215

		1,083,219,344

International Fixed Income Fund–2.90%
✢American Funds Insurance Series® –
Global Bond Fund	10,836,573	120,936,149

		120,936,149

Money Market Fund–3.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	147,688,713	147,688,713

		147,688,713

Total Investment Companies (Cost $4,006,593,262)		4,151,152,802

TOTAL VALUE OF SECURITIES–99.71% (Cost $4,006,593,262)	4,151,152,802
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	12,144,427

NET ASSETS APPLICABLE TO 353,467,961 SHARES OUTSTANDING–100.00%	$4,163,297,229

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($820,880 / 69,559 Shares)	$11.801

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($4,162,476,349 / 353,398,402 Shares)	$11.778

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$3,932,785,327
Undistributed net investment income	10,561,972
Net realized gain on investments	79,699,662
Net unrealized appreciation of investments and derivatives	140,250,268

Total net assets	$4,163,297,229

²	Class R-6 shares.

✢	Class 1 shares.

«

Includes $28,377 due to custodian, $12,604,171 cash and $4,447,402 foreign currencies pledged as collateral for futures contracts, $154,714 payable for investment companies purchased and $1,331,595 payable for fund shares redeemed as of June 30, 2015.

LVIP American Global Allocation Managed Risk Funds–5

LVIP American Global Growth Allocation Managed Risk Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
361	British Pound Currency	$ 35,168,864	$35,479,531	9/15/15	$ 310,667
476	E-mini MSCI Emerging Markets Index	23,159,231	22,833,720	9/21/15	(325,511)
84	E-mini Russell 2000 Index	10,640,387	10,503,360	9/21/15	(137,027)
1,070	E-mini S&P 500 Index	112,490,865	109,910,400	9/21/15	(2,580,465)
90	E-mini S&P MidCap 400 Index	13,766,853	13,482,900	9/21/15	(283,953)
118	Euro Currency	16,717,807	16,455,100	9/15/15	(262,707)
452	Euro STOXX 50 Index	17,398,137	17,308,211	9/21/15	(89,926)
330	FTSE 100 Index	34,569,164	33,668,987	9/21/15	(900,177)
51	Japanese Yen Currency	5,196,091	5,216,344	9/15/15	20,253
30	Nikkei 225 Index (OSE)	5,021,191	4,960,765	9/11/15	(60,426)

		$274,128,590			$(4,309,272)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–6

LVIP American Global Allocation Managed Risk Funds

Statements of Operations

Six Months Ended June 30, 2015 (unaudited)

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from investment companies	$13,470,027	$22,819,054

EXPENSES:
Distribution expenses-Service Class	3,504,168	6,967,205
Management fees	2,503,674	4,977,667
Accounting and administration expenses	78,803	141,871
Professional fees	28,914	47,851
Reports and statements to shareholders	24,066	35,839
Trustees’ fees and expenses	22,161	44,219
Custodian fees	11,999	21,706
Consulting fees	2,467	2,618
Pricing fees	311	420
Other	9,663	17,686

Total operating expenses	6,186,226	12,257,082

NET INVESTMENT INCOME	7,283,801	10,561,972

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	38,757,871	105,592,614
Sale of investments in investment companies	(401,556)	(2,049,094)
Foreign currencies	93,478	(300,419)
Futures contracts	11,257,229	(30,141,847)

Net realized gain	49,707,022	73,101,254

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	(18,080,263)	(15,041,368)
Foreign currencies	—	124
Futures contracts	(7,634,713)	(2,552,264)

Net change in unrealized appreciation (depreciation)	(25,714,976)	(17,593,508)

NET REALIZED AND UNREALIZED GAIN	23,992,046	55,507,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,275,847	$66,069,718

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–7

LVIP American Global Allocation Managed Risk Funds

Statements of Changes in Net Assets

	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,283,801	$28,897,949	$10,561,972	$51,465,686
Net realized gain	49,707,022	27,562,237	73,101,254	21,466,645
Net change in unrealized appreciation (depreciation)	(25,714,976)	22,281,703	(17,593,508)	(11,023,794)

Net increase in net assets resulting from operations	31,275,847	78,741,889	66,069,718	61,908,537

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,193)	—	(17,236)
Service Class	—	(31,686,072)	—	(60,760,715)
Net realized gain:
Standard Class	—	(12,834)	—	(10,294)
Service Class	—	(33,500,899)	—	(41,947,583)

	—	(65,210,998)	—	(102,735,828)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	47,998	209	537,898
Service Class	261,022,882	562,328,567	489,420,002	1,351,447,977
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	24,027	—	27,530
Service Class	—	65,186,971	—	102,708,298

	261,022,882	627,587,563	489,420,211	1,454,721,703

Cost of shares redeemed:
Standard Class	(5,392)	(186,846)	(75,198)	(166,916)
Service Class	(90,958,867)	(131,268,901)	(161,313,993)	(189,436,736)

	(90,964,259)	(131,455,747)	(161,389,191)	(189,603,652)

Increase in net assets derived from capital share transactions	170,058,623	496,131,816	328,031,020	1,265,118,051

NET INCREASE IN NET ASSETS	201,334,470	509,662,707	394,100,738	1,224,290,760
NET ASSETS:
Beginning of period	1,886,269,607	1,376,606,900	3,769,196,491	2,544,905,731

End of period	$2,087,604,077	$1,886,269,607	$4,163,297,229	$3,769,196,491

Undistributed net investment income	$7,283,801	$—	$10,561,972	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–8

LVIP American Global Balanced Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund
	Standard Class
	Six Months
	Ended	Year Ended		3/16/12[2]
	6/30/15[1]			to
	(unaudited)	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.223	$11.066	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.061	0.241	0.237	0.337
Net realized and unrealized gain (loss)	0.148	0.366	1.110	(0.038)

Total from investment operations	0.209	0.607	1.347	0.299

Less dividends and distributions from:
Net investment income	—	(0.232)	(0.195)	(0.155)
Net realized gain	—	(0.218)	(0.230)	—

Total dividends and distributions	—	(0.450)	(0.425)	(0.155)

Net asset value, end of period	$11.432	$11.223	$11.066	$10.144

Total return[4]	1.86%	5.49%	13.29%	3.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$557	$553	$657	$11
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.27%	0.27%	0.28%	0.30%
Ratio of net investment income to average net assets	1.07%	2.11%	2.17%	4.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.07%	2.11%	2.16%	4.27%
Portfolio turnover	8%	12%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–9

LVIP American Global Balanced Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund
	Service Class
	Six Months Ended 6/30/15[1]	Year Ended		3/16/12[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.221	$11.065	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.041	0.201	0.197	0.318
Net realized and unrealized gain (loss)	0.148	0.365	1.111	(0.047)

Total from investment operations	0.189	0.566	1.308	0.271

Less dividends and distributions from:
Net investment income	—	(0.192)	(0.157)	(0.127)
Net realized gain	—	(0.218)	(0.230)	—

Total dividends and distributions	—	(0.410)	(0.387)	(0.127)

Net asset value, end of period	$11.410	$11.221	$11.065	$10.144

Total return[4]	1.69%	5.13%	12.91%	2.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,087,047	$1,885,717	$1,375,950	$569,265
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.62%	0.62%	0.63%	0.65%
Ratio of net investment income to average net assets	0.72%	1.77%	1.82%	3.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72%	1.77%	1.81%	3.92%
Portfolio turnover	8%	12%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–10

LVIP American Global Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP American Global Growth Allocation Managed Risk Fund
	Standard Class
	Six Months Ended 6/30/15[1]	Year Ended		3/16/12[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.574	$11.648	$10.214	$10.000

Income from investment operations:
Net investment income[3]	0.052	0.232	0.243	0.325
Net realized and unrealized gain	0.175	0.069	1.542	0.037

Total from investment operations	0.227	0.301	1.785	0.362

Less dividends and distributions from:
Net investment income	—	(0.232)	(0.161)	(0.148)
Net realized gain	—	(0.143)	(0.190)	—

Total dividends and distributions	—	(0.375)	(0.351)	(0.148)

Net asset value, end of period	$11.801	$11.574	$11.648	$10.214

Total return[4]	1.96%	2.56%	17.49%	3.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$821	$878	$488	$19
Ratio of expenses to average net assets[5]	0.27%	0.26%	0.26%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.27%	0.26%	0.27%	0.29%
Ratio of net investment income to average net assets	0.88%	1.95%	2.13%	4.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.88%	1.95%	2.12%	4.09%
Portfolio turnover	6%	15%	48%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–11

LVIP American Global Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Allocation Managed Risk Fund
	Service Class
	Six Months Ended 6/30/15[1]	Year Ended		3/16/12[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$11.572	$11.647	$10.214	$10.000

Income from investment operations:
Net investment income[3]	0.031	0.190	0.198	0.304
Net realized and unrealized gain	0.175	0.069	1.547	0.030

Total from investment operations	0.206	0.259	1.745	0.334

Less dividends and distributions from:
Net investment income	—	(0.191)	(0.122)	(0.120)
Net realized gain	—	(0.143)	(0.190)	—

Total dividends and distributions	—	(0.334)	(0.312)	(0.120)

Net asset value, end of period	$11.778	$11.572	$11.647	$10.214

Total return[4]	1.78%	2.20%	17.10%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,162,476	$3,768,318	$2,544,418	$789,986
Ratio of expenses to average net assets[5]	0.62%	0.61%	0.61%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.62%	0.61%	0.62%	0.64%
Ratio of net investment income to average net assets	0.53%	1.60%	1.78%	3.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.53%	1.60%	1.77%	3.74%
Portfolio turnover	6%	15%	48%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–12

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (formerly LVIP Managed Risk American Balanced Allocation Fund and LVIP Managed Risk American Growth Allocation Fund) (each, a Fund, and collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940 and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.

The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2012-December 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2015, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make

LVIP American Global Allocation Managed Risk Funds–13

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, fees for these administrative and legal services amounted as follows:

	LVIP American Global Balanced	LVIP American Global Growth
	Allocation Managed Risk Fund	Allocation Managed Risk Fund
Administrative	$43,677	$86,841
Legal	11,997	23,853

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP American Global Balanced	LVIP American Global Growth
	Allocation Managed Risk Fund	Allocation Managed Risk Fund
Trading operation	$7,616	$15,147

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2015, these fees amounted as follows:

	LVIP American Global Balanced	LVIP American Global Growth
	Allocation Managed Risk Fund	Allocation Managed Risk Fund
Printing and mailing	$15,562	$20,543

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP American Global Allocation Managed Risk Funds–14

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2015, the Funds had liabilities payable and prepaid expenses to affiliates as follows:

	LVIP American Global Balanced	LVIP American Global Growth
	Allocation Managed Risk Fund	Allocation Managed Risk Fund
Management fees payable to LIAC	$432,179	$ 864,478
Distribution fees payable to LFD	604,888	1,210,027
Printing and mailing fees payable to Lincoln Life	—	2,154
Prepaid printing and mailing fees to Lincoln Life	546	—

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Balanced	LVIP American Global Growth
	Allocation Managed Risk Fund	Allocation Managed Risk Fund
Purchases	$359,846,169	$599,748,080
Sales	145,962,848	215,637,335

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Balanced	LVIP American Global Growth
	Allocation Managed Risk Fund	Allocation Managed Risk Fund
Cost of investments	$2,022,753,119	$4,006,593,262

Aggregate unrealized appreciation	$78,137,480	$186,187,518
Aggregate unrealized depreciation	(22,807,503)	(41,627,978)

Net unrealized appreciation	$55,329,977	$144,559,540

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	LVIP American Global Balanced	LVIP American Global Growth
Level 1	Allocation Managed Risk Fund	Allocation Managed Risk Fund
Investment Companies	$2,078,083,096	$4,151,152,802

Futures Contracts	$(3,131,687)	$(4,309,272)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Allocation Managed Risk Funds–15

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	—	4,165	18	45,427
Service Class	22,791,260	49,487,503	41,429,701	114,479,913
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,122	—	2,346
Service Class	—	5,767,232	—	8,759,431
	22,791,260	55,261,022	41,429,719	123,287,117
Shares redeemed:
Standard Class	(469)	(16,421)	(6,311)	(13,810)
Service Class	(7,932,418)	(11,551,942)	(13,680,781)	(16,059,862)
	(7,932,887)	(11,568,363)	(13,687,092)	(16,073,672)
Net increase	14,858,373	43,692,659	27,742,627	107,213,445

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP American Global Balanced Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$466,921	Receivables and other assets net of liabilities	$ (218,830)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	235,645	Receivables and other assets net of liabilities	(3,615,423)
Total		$702,566		$(3,834,253)

LVIP American Global Allocation Managed Risk Funds–16

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,760,906)	$828,560
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	13,018,135	(8,463,273)

Total		$11,257,229	$(7,634,713)

LVIP American Global Growth Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$330,920	Receivables and other assets net of liabilities	$ (262,707)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(4,377,485)
Total		$330,920		$(4,640,192)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,227,454)	$168,894
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(28,914,393)	(2,721,158)

Total		$(30,141,847)	$(2,552,264)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$250,790,770	$ 453,228
LVIP American Global Growth Allocation Managed Risk Fund	259,593,747	26,212,532

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP American Global Allocation Managed Risk Funds–17

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Global Allocation Managed Risk Funds–18

LVIP American Preservation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP American Preservation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,005.90	0.18%	$0.90
Service Class Shares	1,000.00	1,004.20	0.53%	2.63
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.90	0.18%	$0.90
Service Class Shares	1,000.00	1,022.17	0.53%	2.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests significantly all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets

Affiliated Investment Company	1.99%

Money Market Fund	1.99%

Unaffiliated Investment Companies	97.84%

Fixed Income Funds	95.76%

International Fixed Income Fund	1.98%

Money Market Fund	0.10%
Total Value of Securities	99.83%

Receivables and Other Assets Net of Liabilities	0.17%

Total Net Assets	100.00%

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	748,476	$7,484,756

Total Affiliated Investment Company (Cost $7,484,756)		7,484,756

UNAFFILIATED INVESTMENT COMPANIES–97.84%
Fixed Income Funds–95.76%
²American Funds®–
Bond Fund of America	884,163	11,211,182
Intermediate Bond Fund of America	7,483,500	101,251,751
Short-Term Bond Fund of America	13,484,134	134,976,183
✢American Funds Insurance Series®–
Bond Fund	3,106,325	33,579,371
High-Income Bond Fund	1,737,112	18,482,869
Mortgage Bond Fund	1,763,858	18,732,176
U.S. Government/AAA-Rated Securities Fund	3,331,431	41,209,803

		359,443,335

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–1.98%
✢American Funds Insurance Series®–
Global Bond Fund	664,930	$7,420,621

		7,420,621

Money Market Fund–0.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	391,321	391,321

		391,321

Total Unaffiliated Investment Companies (Cost $368,557,068)		367,255,277

TOTAL VALUE OF SECURITIES–99.83% (Cost $376,041,824)	374,740,033
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	621,068

NET ASSETS APPLICABLE TO 37,804,042 SHARES OUTSTANDING–100.00%	$375,361,101

NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($107,649 / 10,823 Shares)	$9.946

NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($375,253,452 / 37,793,219 Shares)	$9.929

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$375,707,535
Undistributed net investment income	1,149,450
Accumulated net realized loss on investments	(194,093)
Net unrealized depreciation of investments	(1,301,791)

Total net assets	$375,361,101

²	Class R-6 shares.

*	Standard Class shares.

✢	Class 1 shares.

«	Includes $660,175 payable for investment companies purchased and $19,524 payable for fund shares redeemed as of June 30, 2015.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–3

LVIP American Preservation Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,835,620
Dividends from affiliated investment company	752

1,836,372

EXPENSES:
Distribution fees-Service Class	589,642
Management fees	421,332
Accounting and administration expenses	25,568
Professional fees	12,390
Reports and statements to shareholders	6,414
Trustees’ fees and expenses	3,571
Custodian fees	3,172
Consulting fees	953
Pricing fees	102
Other	742

1,063,886
Less management fees waived	(168,533)

Total operating expenses	895,353

NET INVESTMENT INCOME	941,019

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	1,403,932
Sale of investments in unaffiliated investment companies	(565,993)

Net realized gain	837,939

Net change in unrealized appreciation (depreciation) of investments in unaffiliated investment companies	(743,231)

NET REALIZED AND UNREALIZED GAIN	94,708

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,035,727

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$941,019	$2,350,182
Net realized gain (loss)	837,939	(337,319)
Net change in unrealized appreciation (depreciation)	(743,231)	1,138,868

Net increase in net assets resulting from operations	1,035,727	3,151,731

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,405)
Service Class	—	(2,284,713)

	—	(2,286,118)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,199	37,453
Service Class	109,540,036	210,194,074
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,405
Service Class	—	2,284,713

	109,547,235	212,517,645

Cost of shares redeemed:
Standard Class	(28,230)	(138,250)
Service Class	(36,476,908)	(75,031,829)

	(36,505,138)	(75,170,079)

Increase in net assets derived from capital share transactions	73,042,097	137,347,566

NET INCREASE IN NET ASSETS	74,077,824	138,213,179
NET ASSETS:
Beginning of period	301,283,277	163,070,098

End of period	$375,361,101	$301,283,277

Undistributed net investment income	$1,149,450	$208,431

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–4

LVIP American Preservation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended		8/29/12[2] to 12/31/12
		12/31/14	12/31/13

Net asset value, beginning of period	$ 9.888	$ 9.788	$ 10.020	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.045	0.137	0.153	0.239
Net realized and unrealized gain (loss)	0.013	0.073	(0.264)	(0.187)
Total from investment operations	0.058	0.210	(0.111)	0.052

Less dividends and distributions from:
Net investment income	—	(0.110)	(0.121)	(0.032)
Total dividends and distributions	—	(0.110)	(0.121)	(0.032)

Net asset value, end of period	$ 9.946	$ 9.888	$ 9.788	$10.020

Total return[4]	0.59%	2.14%	(1.09% )	0.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 108	$ 128	$ 224	$ 10
Ratio of expenses to average net assets[5]	0.18%	0.19%	0.23%	0.25%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	0.28%	0.29%	0.35%	1.39%
Ratio of net investment income to average net assets	0.91%	1.38%	1.54%	6.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.81%	1.28%	1.42%	5.84%
Portfolio turnover	10%	13%	55%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–5

LVIP American Preservation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended		8/29/12[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$ 9.888	$ 9.789	$ 10.018	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.028	0.102	0.118	0.227
Net realized and unrealized gain (loss)	0.013	0.073	(0.262)	(0.188)
Total from investment operations	0.041	0.175	(0.144)	0.039

Less dividends and distributions from:
Net investment income	—	(0.076)	(0.085)	(0.021)
Total dividends and distributions	—	(0.076)	(0.085)	(0.021)

Net asset value, end of period	$ 9.929	$ 9.888	$ 9.789	$10.018

Total return[4]	0.42%	1.78%	(1.43% )	0.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$375,253	$301,155	$162,846	$32,209
Ratio of expenses to average net assets[5]	0.53%	0.54%	0.58%	0.60%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	0.63%	0.64%	0.70%	1.74%
Ratio of net investment income to average net assets	0.56%	1.03%	1.19%	6.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.46%	0.93%	1.07%	5.49%
Portfolio turnover	10%	13%	55%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–6

LVIP American Preservation Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests significantly all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (LIAC), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek current income, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2012–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund. For

LVIP American Preservation Fund–7

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$7,241
Legal	1,989

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administrative expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $1,258 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,971 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$45,411
Distribution fees payable to LFD	105,926
Prepaid printing and mailing fees to Lincoln Life	460

The Fund operates as a “fund of funds” structure in reliance on an SEC exemptive order (Release No. 29196). One of the conditions of the order requires that LIAC waive fees otherwise payable to it by a fund of fund in an amount at least equal to any compensation received by LIAC and its affiliates from an unaffiliated Underlying Fund, other than advisory fees (if any) paid to LIAC and its affiliates for managing an unaffiliated Underlying Fund. For the six months ended June 30, 2015, LIAC waived $1,258.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$108,759,199
Sales	35,662,366

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$376,041,824

Aggregate unrealized appreciation	$733,444
Aggregate unrealized depreciation	(2,035,235)

Net unrealized depreciation	$(1,301,791)

LVIP American Preservation Fund–8

LVIP American Preservation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$101,132	$—	$101,132

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$374,740,033

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	722	3,763
Service Class	11,000,796	21,136,425
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	142
Service Class	—	231,253

	11,001,518	21,371,583

Shares redeemed:
Standard Class	(2,840)	(13,899)
Service Class	(3,664,592)	(7,546,498)

	(3,667,432)	(7,560,397)

Net increase	7,334,086	13,811,186

LVIP American Preservation Fund–9

LVIP American Preservation Fund

Notes to Financial Statements (continued)

5. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP American Preservation Fund–10

LVIP AQR Enhanced Global Strategies Fund a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2015

LVIPAQR Enhanced Global Strategies Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP AQR Enhanced Global Strategies Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,028.60	0.70%	$3.52
Service Class Shares	1,000.00	1,027.30	0.95%	4.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.32	0.70%	$3.51
Service Class Shares	1,000.00	1,020.08	0.95%	4.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP AQR Enhanced Global Strategies Fund–1

LVIP AQR Enhanced Global Strategies Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2015

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	76.86%

U.S. Markets	44.46%
Aerospace & Defense	2.16%
Air Freight & Logistics	0.26%
Airlines	1.32%
Automobiles	0.08%
Banks	3.11%
Beverages	1.02%
Biotechnology	3.24%
Capital Markets	0.42%
Chemicals	0.96%
Commercial Services & Supplies	0.03%
Communications Equipment	0.33%
Consumer Finance	0.56%
Containers & Packaging	0.10%
Diversified Consumer Services	0.05%
Diversified Financial Services	0.33%
Diversified Telecommunication Services	0.22%
Electric Utilities	0.57%
Electronic Equipment, Instruments & Components	0.67%
Food & Staples Retailing	1.32%
Food Products	1.09%
Health Care Equipment & Supplies	0.74%
Health Care Providers & Services	3.52%
Hotels, Restaurants & Leisure	0.41%
Household Products	0.46%
Industrial Conglomerates	0.38%
Insurance	1.40%
Internet & Catalog Retail	0.05%
Internet Software & Services	0.67%
IT Services	0.35%
Life Sciences Tools & Services	0.20%
Media	0.77%
Multiline Retail	0.31%
Multi-Utilities	0.40%
Oil, Gas & Consumable Fuels	2.20%
Pharmaceuticals	2.85%
Professional Services	0.29%
Real Estate Investment Trusts	0.98%
Road & Rail	0.28%
Semiconductors & Semiconductor Equipment	1.78%
Software	1.67%
Specialty Retail	2.73%
Technology Hardware, Storage & Peripherals	2.81%
Textiles, Apparel & Luxury Goods	0.79%
Tobacco	0.58%
Developed Markets	32.40%
Aerospace & Defense	0.32%
Air Freight & Logistics	0.16%

Security Type/Sector	Percentage of Net Assets
Airlines	0.54%
Auto Components	1.30%
Automobiles	1.88%
Banks	3.39%
Capital Markets	0.32%
Chemicals	0.42%
Commercial Services & Supplies	0.27%
Communications Equipment	0.07%
Construction & Engineering	0.30%
Diversified Financial Services	0.20%
Diversified Telecommunication Services	1.38%
Electric Utilities	0.52%
Electrical Equipment	0.60%
Electronic Equipment, Instruments & Components	0.74%
Food & Staples Retailing	0.77%
Food Products	0.50%
Health Care Providers & Services	0.08%
Hotels, Restaurants & Leisure	0.16%
Household Durables	1.84%
Industrial Conglomerates	0.21%
Insurance	3.38%
Internet Software & Services	0.12%
IT Services	0.14%
Leisure Products	0.16%
Life Sciences Tools & Services	0.13%
Machinery	0.47%
Marine	0.04%
Media	1.00%
Metals & Mining	0.44%
Multiline Retail	0.13%
Oil, Gas & Consumable Fuels	1.67%
Paper & Forest Products	0.16%
Personal Products	0.13%
Pharmaceuticals	3.00%
Professional Services	0.08%
Real Estate Investment Trusts	0.35%
Real Estate Management & Development	0.97%
Road & Rail	0.61%
Semiconductors & Semiconductor Equipment	0.63%
Software	0.24%
Specialty Retail	0.26%
Technology Hardware, Storage & Peripherals	0.60%
Textiles, Apparel & Luxury Goods	0.57%
Tobacco	0.73%
Trading Companies & Distributors	0.20%
Transportation Infrastructure	0.09%
Wireless Telecommunication Services	0.13%
Preferred Stock	0.23%

Investment Companies	10.16%

LVIP AQR Enhanced Global Strategies Fund–2

LVIP AQR Enhanced Global Strategies Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Security Type/Sector	Percentage of Net Assets
Money Market Fund	12.41%
Total Value of Securities	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	1.80%
Biogen	0.97%
Microsoft	0.92%
Peugeot	0.91%
UnitedHealth Group	0.80%
Johnson & Johnson	0.78%
Pfizer	0.78%
Gilead Sciences	0.72%
Wells Fargo	0.72%
Aetna	0.71%
Total	9.11%

Geography	Percentage of Net Assets
Australia	1.29%
Belgium	0.58%
Bermuda	0.72%
Canada	1.88%
Denmark	1.10%
Finland	0.49%
France	3.12%
Germany	2.82%
Hong Kong	0.79%
Ireland	0.06%
Italy	1.20%
Japan	6.87%
Netherlands	1.75%
Singapore	0.04%
Spain	0.95%
Sweden	1.31%
Switzerland	2.29%
United Kingdom	5.37%
United States	54.62%
Total	87.25%

LVIP AQR Enhanced Global Strategies Fund–3

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–76.86%
U.S. MARKETS–44.46%
Aerospace & Defense–2.16%
Boeing	100	$13,872
General Dynamics	376	53,275
Honeywell International	100	10,197
L-3 Communications Holdings	308	34,921
Lockheed Martin	243	45,174
Northrop Grumman	400	63,452
Raytheon	400	38,272
United Technologies	100	11,093

		270,256

Air Freight & Logistics–0.26%
FedEx	194	33,058

		33,058

Airlines–1.32%
American Airlines Group	372	14,856
Delta Air Lines	521	21,403
Southwest Airlines	1,795	59,397
†United Continental Holdings	1,314	69,655

		165,311

Automobiles–0.08%
General Motors	300	9,999

		9,999

Banks–3.11%
Citigroup	200	11,048
Comerica	1,200	61,584
Fifth Third Bancorp	2,911	60,607
Huntington Bancshares	1,975	22,337
JPMorgan Chase	735	49,804
KeyCorp	3,749	56,310
PNC Financial Services Group	400	38,260
Wells Fargo	1,600	89,984

		389,934

Beverages–1.02%
Coca-Cola	1,000	39,230
Dr Pepper Snapple Group	300	21,870
†Monster Beverage	223	29,886
PepsiCo	400	37,336

		128,322

Biotechnology–3.24%
Amgen	456	70,005
†Biogen	300	121,182
†BioMarin Pharmaceutical	173	23,663
†Celgene	277	32,059
Gilead Sciences	772	90,386
†Incyte	51	5,315
†Medivation	452	51,618

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Vertex Pharmaceuticals	100	$12,348

		406,576

Capital Markets–0.42%
Ameriprise Financial	67	8,370
Bank of New York Mellon	309	12,969
Goldman Sachs Group	77	16,077
Morgan Stanley	390	15,128

		52,544

Chemicals–0.96%
Ashland	54	6,583
CF Industries Holdings	65	4,178
Dow Chemical	600	30,702
LyondellBasell Industries Class A	723	74,845
PPG Industries	37	4,245

		120,553

Commercial Services & Supplies–0.03%
Cintas	43	3,637

		3,637

Communications Equipment–0.33%
Cisco Systems	1,500	41,190

		41,190

Consumer Finance–0.56%
American Express	278	21,606
Capital One Financial	397	34,924
Discover Financial Services	100	5,762
Navient	400	7,284

		69,576

Containers & Packaging–0.10%
Avery Dennison	200	12,188

		12,188

Diversified Consumer Services–0.05%
Block (H&R)	200	5,930

		5,930

Diversified Financial Services–0.33%
†Berkshire Hathaway Class B	300	40,833

		40,833

Diversified Telecommunication Services–0.22%
Verizon Communications	600	27,966

		27,966

Electric Utilities–0.57%
American Electric Power	553	29,292
Duke Energy	200	14,124
Edison International	300	16,674

LVIP AQR Enhanced Global Strategies Fund–4

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities (continued)
Pinnacle West Capital	200	$11,378

		71,468

Electronic Equipment, Instruments & Components–0.67%
†Arrow Electronics	278	15,512
Avnet	341	14,018
Corning	554	10,930
†Flextronics International	3,871	43,781

		84,241

Food & Staples Retailing–1.32%
CVS Health	649	68,067
Kroger	708	51,337
Walgreens Boots Alliance	43	3,631
Wal-Mart Stores	602	42,700

		165,735

Food Products–1.09%
Archer-Daniels-Midland	1,300	62,686
Bunge	292	25,638
Hormel Foods	200	11,274
Kraft Foods Group	200	17,028
Mondelez International	500	20,570

		137,196

Health Care Equipment & Supplies–0.74%
Abbott Laboratories	200	9,816
†Edwards Lifesciences	584	83,179

		92,995

Health Care Providers & Services–3.52%
Aetna	700	89,222
AmerisourceBergen	473	50,299
Anthem	400	65,656
Cardinal Health	452	37,810
Cigna	192	31,104
†HCA Holdings	207	18,779
Humana	15	2,869
McKesson	200	44,962
UnitedHealth Group	827	100,894

		441,595

Hotels, Restaurants & Leisure–0.41%
Carnival	200	9,878
Darden Restaurants	578	41,084

		50,962

Household Products–0.46%
Kimberly-Clark	300	31,791
Procter & Gamble	336	26,289

		58,080

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Industrial Conglomerates–0.38%
3M	200	$30,860
Danaher	200	17,118

		47,978

Insurance–1.40%
Allstate	977	63,378
American International Group	109	6,738
Assurant	300	20,100
Hartford Financial Services Group	71	2,951
MetLife	218	12,206
Prudential Financial	158	13,828
Travelers	200	19,332
Unum Group	1,041	37,216

		175,749

Internet & Catalog Retail–0.05%
†Amazon.com	7	3,039
†Netflix	5	3,285

		6,324

Internet Software & Services–0.67%
†Facebook Class A	220	18,868
†Google Class C	82	42,682
†Rackspace Hosting	597	22,202

		83,752

IT Services–0.35%
Fidelity National Information Services	100	6,180
†Fiserv	300	24,849

MasterCard Class A	142	13,274

		44,303

Life Sciences Tools & Services–0.20%
†Quintiles Transnational Holdings	341	24,760

		24,760

Media–0.77%
Comcast Class A	100	6,014
†DIRECTV	100	9,279
Interpublic Group	1,052	20,272
Time Warner	500	43,705
Time Warner Cable	81	14,432
Viacom Class B	47	3,038

		96,740

Multiline Retail–0.31%
Dollar General	296	23,011
†Dollar Tree	200	15,798

		38,809

Multi-Utilities–0.40%
Alliant Energy	200	11,544
DTE Energy	200	14,928

LVIP AQR Enhanced Global Strategies Fund–5

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	607	$23,843

		50,315

Oil, Gas & Consumable Fuels–2.20%
Exxon Mobil	600	49,920
HollyFrontier	400	17,076
Marathon Petroleum	1,120	58,587
Phillips 66	553	44,550
Tesoro	225	18,992
Valero Energy	1,395	87,327

		276,452

Pharmaceuticals–2.85%
AbbVie	102	6,853
Bristol-Myers Squibb	205	13,641
Johnson & Johnson	1,000	97,460
Merck	1,499	85,338
Pfizer	2,902	97,304
†Valeant Pharmaceuticals International	100	22,180
Zoetis	731	35,249

		358,025

Professional Services–0.29%
Dun & Bradstreet	100	12,200
ManpowerGroup	263	23,507

		35,707

Real Estate Investment Trusts–0.98%
American Tower	100	9,329
AvalonBay Communities	42	6,714
Boston Properties	100	12,104
Crown Castle International	100	8,030
Equity Residential	100	7,017
Essex Property Trust	21	4,463
General Growth Properties	200	5,132
HCP	100	3,647
Health Care REIT	100	6,563
Host Hotels & Resorts	200	3,966
Prologis	200	7,420
Public Storage	47	8,665
Simon Property Group	100	17,302
Ventas	100	6,209
Vornado Realty Trust	100	9,493
Weyerhaeuser	200	6,300

		122,354

Road & Rail–0.28%
CSX	440	14,366
Union Pacific	212	20,218

		34,584

Semiconductors & Semiconductor Equipment–1.78%
Applied Materials	690	13,262

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Class A	158	$8,135
Intel	2,020	61,438
†Micron Technology	916	17,257
NVIDIA	1,000	20,110
Skyworks Solutions	470	48,927
Texas Instruments	532	27,403
Xilinx	616	27,203

		223,735

Software–1.67%
†Citrix Systems	68	4,771
†Electronic Arts	923	61,379
Microsoft	2,604	114,967
Oracle	700	28,210

		209,327

Specialty Retail–2.73%
Best Buy	1,300	42,393
Dick’s Sporting Goods	650	33,651
Foot Locker	500	33,505
Gap	600	22,902
Home Depot	700	77,791
L Brands	200	17,146
Lowe’s	800	53,576
Ross Stores	582	28,291
Staples	1,306	19,995
TJX	200	13,234

		342,484

Technology Hardware, Storage & Peripherals–2.81%
Apple	1,800	225,765
EMC	200	5,278
Hewlett-Packard	2,123	63,711
NetApp	600	18,936
Western Digital	500	39,210

		352,900

Textiles, Apparel & Luxury Goods–0.79%
NIKE Class B	300	32,406
Ralph Lauren	300	39,708
VF	387	26,989

		99,103

Tobacco–0.58%
Altria Group	838	40,987
Philip Morris International	400	32,068

		73,055

Total U.S. Markets (Cost $5,133,822)		5,576,601

LVIP AQR Enhanced Global Strategies Fund–6

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–32.40%
Aerospace & Defense–0.32%
Airbus Group	200	$12,972
†Finmeccanica	882	11,088
Thales	263	15,874

		39,934

Air Freight & Logistics–0.16%
Deutsche Post	682	19,917

		19,917

Airlines–0.54%
†International Consolidated Airlines Group	1,060	8,241
Japan Airlines	1,700	59,335

		67,576

Auto Components–1.30%
Cie Generale des Etablissements Michelin	156	16,341
Continental	37	8,752
Delphi Automotive	300	25,527
Koito Manufacturing	200	7,806
Magna International	400	22,446
NHK Spring	1,000	11,027
NOK	600	18,637
Pirelli & C	1,859	31,366
Sumitomo Rubber Industries	200	3,101
Valeo	112	17,643

		162,646

Automobiles–1.88%
Daimler	552	50,223
Fuji Heavy Industries	700	25,794
Mitsubishi Motors	700	5,962
†Peugeot	5,577	114,860
Suzuki Motor	300	10,140
Toyota Motor	300	20,115
Yamaha Motor	400	8,753

		235,847

Banks–3.39%
Australia & New Zealand Banking Group	660	16,392
†Banco Popolare	1,072	17,634
Banco Santander	5,903	41,208
Bank of Montreal	100	5,925
Bank of Nova Scotia	200	10,322
Bank of Yokohama	2,000	12,271
Barclays	11,733	48,020
Canadian Imperial Bank of Commerce	200	14,747
Fukuoka Financial Group	2,000	10,381
HSBC Holdings	5,210	46,665
ING Groep CVA	1,038	17,132

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks (continued)
Lloyds Banking Group	6,992	$9,364
Mitsubishi UFJ Financial Group	3,500	25,170
National Australia Bank	739	18,986
National Bank of Canada	100	3,756
Natixis	586	4,216
Resona Holdings	3,600	19,671
Royal Bank of Canada	200	12,229
†Royal Bank of Scotland Group	4,786	26,430
Skandinaviska Enskilda Banken Class A	919	11,747
Societe Generale	248	11,572
Sumitomo Mitsui Financial Group	300	13,386
Toronto-Dominion Bank	300	12,738
UniCredit	2,309	15,504

		425,466

Capital Markets–0.32%
3i Group	276	2,240
Daiwa Securities Group	1,000	7,497
ICAP	551	4,584
Macquarie Group	95	5,964
Mediobanca	1,389	13,614
Nomura Holdings	900	6,110

		40,009

Chemicals–0.42%
Asahi Kasei	2,000	16,438
Daicel	300	3,855
K+S	354	14,907
Syngenta	25	10,161
Teijin	1,000	3,883
Umicore	71	3,365

		52,609

Commercial Services & Supplies–0.27%
Secom	100	6,494
Societe BIC	171	27,252

		33,746

Communications Equipment–0.07%
Telefonaktiebolaget LM Ericsson Class B	846	8,763

		8,763

Construction & Engineering–0.30%
Boskalis Westminster	691	33,807
CIMIC Group	205	3,439

		37,246

Diversified Financial Services–0.20%
ASX	46	1,416
Deutsche Boerse	52	4,303
Hong Kong Exchanges and Clearing	300	10,589

LVIP AQR Enhanced Global Strategies Fund–7

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Financial Services (continued)
Investor Class B	123	$4,582
ORIX	300	4,465

		25,355

Diversified Telecommunication Services–1.38%
BT Group	8,914	63,050
Deutsche Telekom	363	6,250
Nippon Telegraph & Telephone	200	7,248
Orange	1,485	22,855
PCCW	1,000	597
Proximus	1,219	43,024
Telefonica	1,056	15,005
Telstra	1,194	5,654
Vivendi	364	9,178

		172,861

Electric Utilities–0.52%
Iberdrola	8,632	58,124
†Tokyo Electric Power	1,400	7,633

		65,757

Electrical Equipment–0.60%
†ABB	524	10,974
Mitsubishi Electric	1,000	12,931
OSRAM Licht	562	26,904
Prysmian	689	14,881
Vestas Wind Systems	199	9,929

		75,619

Electronic Equipment, Instruments & Components–0.74%
FUJIFILM Holdings	1,000	35,749
Hitachi High-Technologies	200	5,632
Hoya	500	20,055
Omron	200	8,697
TDK	300	22,977

		93,110

Food & Staples Retailing–0.77%
Alimentation Couche-Tard Class B	447	19,119
Delhaize Group	325	26,824
Koninklijke Ahold	1,040	19,472
METRO	986	31,075

		96,490

Food Products–0.50%
MEIJI Holdings	100	12,915
Nestle	495	35,739
Unilever	316	13,554

		62,208

Health Care Providers & Services–0.08%
Suzuken Aichi	330	10,574

		10,574

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Hotels, Restaurants & Leisure–0.16%
Flight Centre Travel Group	394	$10,366
Tabcorp Holdings	926	3,250
Whitbread	81	6,294

		19,910

Household Durables–1.84%
Electrolux Class B	1,639	51,348
Husqvarna Class B	5,442	40,982
Panasonic	2,200	30,238
Persimmon	2,664	82,662
Sekisui Chemical	1,000	12,285
Sekisui House	100	1,589
†Sony	400	11,318

		230,422

Industrial Conglomerates–0.21%
Siemens	258	25,978

		25,978

Insurance–3.38%
Aegon	1,618	11,887
AIA Group	800	5,238
Allianz	326	50,755
Aviva	401	3,103
AXA	343	8,650
Axis Capital Holdings	200	10,674
CNP Assurances	319	5,325
Delta Lloyd	2,184	35,840
Direct Line Insurance Group	6,040	31,865
Everest Re Group	100	18,201
Fairfax Financial Holdings	28	13,804
Great-West Lifeco Class A	100	2,911
Hannover Rueck	436	42,171
Manulife Financial	696	12,932
MS&AD Insurance Group Holdings	200	6,233
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	169	29,946
PartnerRe	12	1,542
Power Corp of Canada	100	2,557
SCOR	406	14,318
Swiss Life Holding	309	70,764
Swiss Re	231	20,446
Zurich Insurance Group	80	24,353

		423,515

Internet Software & Services–0.12%
Mixi	300	14,909

		14,909

IT Services–0.14%
Computershare	114	1,030

LVIP AQR Enhanced Global Strategies Fund–8

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services (continued)
Fujitsu	3,000	$16,783

		17,813

Leisure Products–0.16%
Bandai Namco Holdings	600	11,614
Yamaha	400	8,076

		19,690

Life Sciences Tools & Services–0.13%
Lonza Group	122	16,299

		16,299

Machinery–0.47%
JTEKT	800	15,158
Kawasaki Heavy Industries	2,000	9,335
Sumitomo Heavy Industries	6,000	35,017

		59,510

Marine–0.04%
Nippon Yusen	2,000	5,575

		5,575

Media–1.00%
Hakuhodo DY Holdings	1,100	11,788
ITV	9,286	38,413
Lagardere	168	4,898
†Numericable	99	5,246
ProSiebenSat.1 Media	275	13,577
RELX	603	14,297
Wolters Kluwer	1,126	33,436
WPP	196	4,391

		126,046

Metals & Mining–0.44%
BHP Billiton	706	14,730
Boliden	1,203	21,920
Kobe Steel	2,000	3,368
†Newcrest Mining	183	1,838
Rio Tinto	313	12,854

		54,710

Multiline Retail–0.13%
Next	138	16,152

		16,152

Oil, Gas & Consumable Fuels–1.67%
BG Group	949	15,797
BP	4,564	30,127
Caltex Australia	124	3,046
Cameco	552	7,896
Canadian Natural Resources	394	10,698
Crescent Point Energy	100	2,052
Eni	1,989	35,289

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol	248	$4,353
Royal Dutch Shell Class A	1,084	30,425
Royal Dutch Shell Class B	473	13,428
Suncor Energy	1,700	46,814
TOTAL	193	9,371

		209,296

Paper & Forest Products–0.16%
UPM-Kymmene	1,170	20,693

		20,693

Personal Products–0.13%
Kao	200	9,307
L’Oreal	40	7,132

		16,439

Pharmaceuticals–3.00%
Astellas Pharma	800	11,414
AstraZeneca	376	23,742
GlaxoSmithKline	1,202	24,975
Merck	152	15,141
Mitsubishi Tanabe Pharma	600	8,999
Novartis	418	41,201
Novo Nordisk Class B	863	47,005
Orion Class B	951	33,258
Otsuka Holdings	700	22,335
Roche Holding	171	47,922
Sanofi	761	74,836
Santen Pharmaceutical	400	5,666
Shionogi	300	11,636
Shire	96	7,685

		375,815

Professional Services–0.08%
Adecco	122	9,905

		9,905

Real Estate Investment Trusts–0.35%
Ascendas Real Estate Investment Trust	1,000	1,827
British Land	312	3,890
CapitaLand Commercial Trust	1,000	1,158
CapitaLand Mall Trust	1,000	1,597
Dexus Property Group	219	1,233
Federation Centres	757	1,705
Goodman Group	408	1,973
GPT Group	406	1,340
H&R Real Estate Investment Trust	100	1,796
Japan Retail Fund Investment	1	2,002
Land Securities Group	258	4,880
Link REIT	500	2,929
Mirvac Group	879	1,254
RioCan Real Estate Investment Trust	100	2,143

LVIP AQR Enhanced Global Strategies Fund–9

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Investment Trusts (continued)
Stockland	553	$1,749
Unibail-Rodamco	32	8,085
United Urban Investment	1	1,415
Westfield	470	3,306

		44,282

Real Estate Management & Development–0.97%
Brookfield Asset Management	150	5,240
†Cheung Kong Property Holdings	1,000	8,295
CK Hutchison Holdings	1,000	14,694
Daiwa House Industry	200	4,664
Hulic	100	888
Kerry Properties	3,500	13,727
Lend Lease Group	4,151	48,121
New World Development	9,000	11,773
Scentre Group	1,243	3,595
Sino Land	6,000	10,032
Tokyu Fudosan Holdings	100	772

		121,801

Road & Rail–0.61%
Aurizon Holdings	2,958	11,704
Canadian National Railway	100	5,768
Central Japan Railway	200	36,137
DSV	105	3,401
West Japan Railway	300	19,213

		76,223

Semiconductors & Semiconductor Equipment–0.63%
ASM Pacific Technology	100	991
ASML Holding	98	10,124
Infineon Technologies	653	8,100
Marvell Technology Group	4,530	59,728

		78,943

Software–0.24%
Constellation Software	44	17,465
GungHo Online Entertainment	800	3,113
Nexon	500	6,882
SAP	46	3,209

		30,669

Specialty Retail–0.26%
Kingfisher	4,154	22,666
Shimamura	100	10,512

		33,178

Technology Hardware, Storage & Peripherals–0.60%
†BlackBerry	359	2,934
Brother Industries	1,200	17,008
Canon	100	3,255
Konica Minolta	2,600	30,369
Nokia	1,080	7,330

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seiko Epson	800	$14,197

		75,093

Textiles, Apparel & Luxury Goods–0.57%
Li & Fung	6,000	4,760
Pandora	477	51,234
Yue Yuen Industrial Holdings	4,500	15,065

		71,059

Tobacco–0.73%
Imperial Tobacco Group	1,297	62,497
Japan Tobacco	100	3,564
Swedish Match	885	25,165

		91,226

Trading Companies & Distributors–0.20%
Travis Perkins	747	24,763

		24,763

Transportation Infrastructure–0.09%
Atlantia	438	10,817

		10,817

Wireless Telecommunication Services–0.13%
Vodafone Group	4,656	16,814

		16,814

Total Developed Markets (Cost $4,030,618)		4,063,278

Total Common Stock (Cost $9,164,440)		9,639,879

PREFERRED STOCK–0.23%
Porsche Automobil Holding 2.01%	342	28,803

Total Preferred Stock (Cost $33,326)		28,803

INVESTMENT COMPANIES–10.16%
AQR Managed Futures Strategy Fund Class I	29,992	317,317
AQR Style Premia Alternative Fund Class I	98,473	957,160

Total Investment Companies (Cost $1,300,410)		1,274,477

LVIP AQR Enhanced Global Strategies Fund–10

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

MONEY MARKET FUND–12.41%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,556,286	$1,556,286

Total Money Market Fund (Cost $1,556,286)		1,556,286

TOTAL VALUE OF SECURITIES–99.66% (Cost $12,054,462)	$12,499,445
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	43,060

NET ASSETS APPLICABLE TO 1,191,112 SHARES OUTSTANDING–100.00%	$12,542,505

NET ASSET VALUE PER SHARE–LVIP AQR ENHANCED GLOBAL STRATEGIES FUND STANDARD CLASS ($1,106,306 / 104,939 Shares)	$10.542

NET ASSET VALUE PER SHARE–LVIP AQR ENHANCED GLOBAL STRATEGIES FUND SERVICE CLASS ($11,436,199 / 1,086,173 Shares)	$10.529

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$11,975,176
Undistributed net investment income	70,005
Accumulated net realized gain on investments	60,385
Net unrealized appreciation of investments and derivatives	436,939

Total net assets	$12,542,505

†	Non-income producing for the period.

«

Includes $12,437 cash pledged as collateral for futures contracts, $9,857 foreign currency pledged as collateral for futures contracts, $21,979 payable for securities purchased and $59 payable for fund shares redeemed as of June 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	10 yr Mini JGB	$(479,115)	$(480,432)	9/10/15	$(1,316)
2	E-mini MSCI EAFE Index	188,314	183,400	9/21/15	(4,914)
(1)	E-mini S&P 500 Index	(105,686)	(102,720)	9/21/15	2,966
1	Euro-Bund	169,809	169,396	9/9/15	(413)
2	Long Gilt	364,886	363,647	9/29/15	(1,240)
5	U.S. Treasury 10 yr Notes	633,857	630,859	9/21/15	(2,997)

		$ 772,065			$(7,914)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

EAFE–Europe Australasia Far East

REIT–Real Estate Investment Trust

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–11

LVIP AQR Enhanced Global Strategies Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$139,776
Foreign tax withheld	(8,041)

131,735

EXPENSES:
Management fees	41,793
Pricing fees	24,731
Professional fees	23,935
Distribution fees-Service Class	13,769
Reports and statements to shareholders	3,340
Custodian fees	1,650
Accounting and administration expenses	1,544
Trustees’ fees and expenses	175
Consulting fees	5
Other	473

111,415
Less management fees waived	(5,451)
Less expenses reimbursed	(49,796)

Total operating expenses	56,168

NET INVESTMENT INCOME	75,567

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	100,776
Foreign currencies	(494)
Foreign currency exchange contracts	(1,441)
Futures contracts	43,721

Net realized gain	142,562

Net change in unrealized appreciation (depreciation) of:
Investments	120,009
Foreign currencies	919
Foreign currency exchange contracts	4
Futures contracts	(22,814)

Net change in unrealized appreciation (depreciation)	98,118

NET REALIZED AND UNREALIZED GAIN	240,680

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$316,247

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	5/1/14* to 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$75,567	$176,145
Net realized gain (loss)	142,562	(72,820)
Net change in unrealized appreciation (depreciation)	98,118	338,820

Net increase in net assets resulting from operations	316,247	442,145

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(19,601)
Service Class	—	(177,128)
Return of capital:
Standard Class	—	(116)
Service Class	—	(1,151)

	—	(197,996)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,522	1,066,569
Service Class	503,212	10,325,542

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19,717
Service Class	—	178,279

	507,734	11,590,107

Cost of shares redeemed:
Standard Class	(5,175)	(34,975)
Service Class	(30,059)	(45,523)

	(35,234)	(80,498)

Increase in net assets derived from capital share transactions	472,500	11,509,609

NET INCREASE IN NET ASSETS	788,747	11,753,758
NET ASSETS:
Beginning of period	11,753,758	—

End of period	$12,542,505	$11,753,758

Undistributed (distributions in excess of) net investment income	$70,005	$(5,561)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–12

LVIP AQR Enhanced Global Strategies Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP AQR Enhanced Global Strategies Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$10.249	$10.000

Income from investment operations:
Net investment income[3]	0.077	0.186
Net realized and unrealized gain	0.216	0.254
Total from investment operations	0.293	0.440

Less dividends and distributions from:
Net investment income	—	(0.190)
Return on capital	—	(0.001)
Total dividends and distributions	—	(0.191)

Net asset value, end of period	$10.542	$10.249

Total return[4]	2.86%	4.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,107	$ 1,076
Ratio of expenses to average net assets[5]	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.61%	1.89%
Ratio of net investment income to average net assets	1.47%	2.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.56%	1.51%
Portfolio turnover	31%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–13

LVIP AQR Enhanced Global Strategies Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP AQR Enhanced Global Strategies Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$10.249	$10.000

Income from investment operations:
Net investment income[3]	0.064	0.169
Net realized and unrealized gain	0.216	0.254
Total from investment operations	0.280	0.423

Less dividends and distributions from:
Net investment income	—	(0.173)
Return on capital	—	(0.001)
Total dividends and distributions	—	(0.174)

Net asset value, end of period	$10.529	$10.249

Total return[4]	2.73%	4.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,436	$10,678
Ratio of expenses to average net assets[5]	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.86%	2.14%
Ratio of net investment income to average net assets	1.22%	2.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.31%	1.26%
Portfolio turnover	31%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–14

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP AQR Enhanced Global Strategies Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions expected to be taken on its federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP AQR Enhanced Global Strategies Fund–15

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.09% of the average daily net assets of the Fund’s advisory fee. The agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.70% of the average daily net assets for the Standard Class and 0.95% for the Service Class. The agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

AQR Capital Management, LLC (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, fees for these administrative and legal services amounted to:

Administrative	$342
Legal	94

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $101 for the six months ended June 30, 2015.

LVIP AQR Enhanced Global Strategies Fund–16

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$19,559
Management fees payable to LIAC	6,240
Distribution fees payable to LFD	2,369
Printing and mailing fees payable to Lincoln Life	86

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life owned 97.06% of the Standard Class and 84.26% of the Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,732,670
Sales	3,247,789

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$12,054,462

Aggregate unrealized appreciation	$1,061,387
Aggregate unrealized depreciation	(616,404)

Net unrealized appreciation	$444,983

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)

Short-Term	Total
$33,990	$33,990

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP AQR Enhanced Global Strategies Fund–17

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$9,639,879
Preferred Stock	28,803
Investment Companies	1,274,477
Money Market Fund	1,556,286

Total	$12,499,445

Futures Contracts	$(7,914)

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	5/1/14* to 12/31/14
Shares sold:
Standard Class	434	106,490
Service Class	47,167	1,028,950

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,909
Service Class	—	17,263

	47,601	1,154,612

Shares redeemed:
Standard Class	(494)	(3,400)
Service Class	(2,828)	(4,379)

	(3,322)	(7,779)

Net increase	44,279	1,146,833

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP AQR Enhanced Global Strategies Fund–18

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2015.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$2,966	Receivables and other assets net of liabilities	$(10,880)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,441)	$4
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	43,721	(22,814)

Total		$42,280	$(22,810)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 3,681	$ 3,991
Futures contracts (average notional value)	887,689	369,547

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including

LVIP AQR Enhanced Global Strategies Fund–19

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$2,966	$(10,880)	$(7,914)
Total	$2,966	$(10,880)	$(7,914)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
JPMorgan Chase Bank	$(7,914)	$—	$—	$—	$7,914	$—
Total	$(7,914)	$—	$—	$—	$7,914	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

LVIP AQR Enhanced Global Strategies Fund–20

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP AQR Enhanced Global Strategies Fund–21

LVIP Baron Growth Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Baron Growth Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,037.70	1.01%	$5.10
Service Class Shares	1,000.00	1,036.50	1.26%	6.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.79	1.01%	$5.06
Service Class Shares	1,000.00	1,018.55	1.26%	6.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	95.53%

Beverages	1.20%
Biotechnology	0.39%
Building Products	2.17%
Capital Markets	3.85%
Commercial Services & Supplies	0.98%
Construction & Engineering	0.36%
Construction Materials	2.57%
Distributors	0.72%
Diversified Consumer Services	2.54%
Diversified Financial Services	1.30%
Diversified Telecommunication Services	0.80%
Electric Utilities	1.38%
Electrical Equipment	1.28%
Energy Equipment & Services	0.56%
Food & Staples Retailing	2.44%
Food Products	1.87%
Health Care Equipment & Supplies	2.89%
Health Care Providers & Services	2.49%
Hotels, Restaurants & Leisure	15.06%
Household Products	1.14%
Insurance	4.15%
Internet & Catalog Retail	0.79%
Internet Software & Services	4.47%
IT Services	6.08%
Life Sciences Tools & Services	3.01%
Machinery	4.73%
Media	2.33%
Oil, Gas & Consumable Fuels	1.18%
Pharmaceuticals	0.59%
Professional Services	0.19%
Real Estate Investment Trusts	4.15%
Road & Rail	2.88%
Software	7.08%
Specialty Retail	2.12%
Textiles, Apparel & Luxury Goods	3.87%
Trading Companies & Distributors	1.92%

Convertible Preferred Stock	0.17%

Master Limited Partnerships	2.10%

Money Market Fund	2.06%

Total Value of Securities	99.86%

Receivables and Other Assets Net of Liabilities	0.14%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Vail Resorts	4.31%
Under Armour Class A	3.87%
Middleby	3.04%
CoStar Group	2.98%
Choice Hotels International	2.85%
Arch Capital Group	2.61%
CaesarStone Sdot-Yam	2.57%
Gartner	2.54%
Community Health Systems	2.49%
MAXIMUS	2.41%

Total	29.67%

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–95.53%
Beverages–1.20%
†Boston Beer Class A	30,600	$7,098,894

		7,098,894

Biotechnology–0.39%
†ACADIA Pharmaceuticals	31,000	1,298,280
†Foundation Medicine	30,000	1,015,200

		2,313,480

Building Products–2.17%
†Masonite International	112,000	7,852,320
†Trex	100,000	4,943,000

		12,795,320

Capital Markets–3.85%
Artisan Partners Asset Management	145,636	6,766,248
Cohen & Steers	215,000	7,327,200
Financial Engines	163,793	6,957,927
Moelis & Co	58,608	1,682,636

		22,734,011

Commercial Services & Supplies–0.98%
†Copart	162,509	5,765,819

		5,765,819

Construction & Engineering–0.36%
Badger Daylighting	101,595	2,129,982

		2,129,982

Construction Materials–2.57%
CaesarStone Sdot-Yam	221,648	15,191,754

		15,191,754

Distributors–0.72%
†LKQ	140,000	4,234,300

		4,234,300

Diversified Consumer Services–2.54%
†Bright Horizons Family Solutions	165,000	9,537,000
†Nord Anglia Education	215,198	5,276,655
†Steiner Leisure	3,000	161,340

		14,974,995

Diversified Financial Services–1.30%
MSCI Class A	125,000	7,693,750

		7,693,750

Diversified Telecommunication Services–0.80%
†Iridium Communications	519,673	4,723,828

		4,723,828

Electric Utilities–1.38%
ITC Holdings	253,260	8,149,907

		8,149,907

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.28%
†Generac Holdings	190,087	$7,555,958

		7,555,958

Energy Equipment & Services–0.56%
Core Laboratories	15,000	1,710,600
Helmerich & Payne	23,000	1,619,660

		3,330,260

Food & Staples Retailing–2.44%
†Smart & Final Stores	215,881	3,857,793
†United Natural Foods	165,792	10,557,635

		14,415,428

Food Products–1.87%
†TreeHouse Foods	136,500	11,060,595

		11,060,595

Health Care Equipment & Supplies–2.89%
†Edwards Lifesciences	18,000	2,563,740
†IDEXX Laboratories	132,600	8,504,964
†Neogen	32,550	1,544,172
West Pharmaceutical Services	76,910	4,466,933

		17,079,809

Health Care Providers & Services–2.49%
†Community Health Systems	234,000	14,734,980

		14,734,980

Hotels, Restaurants & Leisure–15.06%
†BRP	52,500	1,226,765
Choice Hotels International	310,000	16,817,500
ClubCorp Holdings	101,823	2,431,533
†Diamond Resorts International	18,116	571,560
Gaming and Leisure Properties	205,112	7,519,406
Interval Leisure Group	225,000	5,141,250
Marriott Vacations Worldwide	101,000	9,266,750
†Panera Bread Class A	36,000	6,291,720
†Penn National Gaming	156,600	2,873,610
†Pinnacle Entertainment	303,819	11,326,372
Vail Resorts	233,300	25,476,359

		88,942,825

Household Products–1.14%
Church & Dwight	82,800	6,717,564

		6,717,564

Insurance–4.15%
†Arch Capital Group	230,000	15,400,800
Primerica	200,000	9,138,000

		24,538,800

Internet & Catalog Retail–0.79%
†AO World	2,050,000	4,660,432

		4,660,432

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–4.47%
†Benefitfocus	168,950	$7,408,457
†CoStar Group	87,351	17,580,262
†Shutterstock	24,000	1,407,360

		26,396,079

IT Services–6.08%
Booz Allen Hamilton Holding	265,000	6,688,600
†Gartner	174,900	15,002,922
MAXIMUS	216,500	14,230,545

		35,922,067

Life Sciences Tools & Services–3.01%
Bio-Techne	48,600	4,785,642
†Mettler-Toledo International	38,000	12,975,480

		17,761,122

Machinery–4.73%
†Colfax	160,000	7,384,000
†Middleby	160,200	17,979,246
Valmont Industries	21,800	2,591,366

		27,954,612

Media–2.33%
†Manchester United Class A	396,063	7,073,685
Morningstar	84,403	6,714,259

		13,787,944

Oil, Gas & Consumable Fuels–1.18%
Targa Resources	78,262	6,982,536

		6,982,536

Pharmaceuticals–0.59%
†Diplomat Pharmacy	77,231	3,456,087

		3,456,087

Professional Services–0.19%
†IHS Class A	8,700	1,119,081

		1,119,081

Real Estate Investment Trusts–4.15%
Alexander’s	11,600	4,756,000
Alexandria Real Estate Equities	34,000	2,973,640
American Assets Trust	100,000	3,921,000
American Campus Communities	38,000	1,432,220
Douglas Emmett	270,000	7,273,800
LaSalle Hotel Properties	117,100	4,152,366

		24,509,026

Road & Rail–2.88%
†Genesee & Wyoming Class A	172,500	13,141,050
Landstar System	58,300	3,898,521

		17,039,571

Software–7.08%
†ANSYS	126,300	11,523,612

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Bottomline Technologies	50,000	$1,390,500
FactSet Research Systems	50,900	8,271,759
†Guidewire Software	95,000	5,028,350
Pegasystems	163,000	3,731,070
SS&C Technologies Holdings	190,000	11,875,000

		41,820,291

Specialty Retail–2.12%
†Container Store Group	27,000	455,490
Dick’s Sporting Goods	233,300	12,077,941

		12,533,431

Textiles, Apparel & Luxury Goods–3.87%
†Under Armour Class A	274,000	22,862,560

		22,862,560

Trading Companies & Distributors–1.92%
Air Lease	225,000	7,627,500
MSC Industrial Direct Class A	53,400	3,725,718

		11,353,218

Total Common Stock (Cost $250,125,893)		564,340,316

CONVERTIBLE PREFERRED STOCK–0.17%
Iridium Communications 6.75% exercise price $7.47	2,926	968,799

Total Convertible Preferred Stock (Cost $731,500)		968,799

MASTER LIMITED PARTNERSHIPS–2.10%
Carlyle Group	166,000	4,672,900
Oaktree Capital Group	100,000	5,318,000
Sunoco	53,000	2,400,900

Total Master Limited Partnerships (Cost $8,836,613)		12,391,800

MONEY MARKET FUND–2.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	12,184,429	12,184,429

Total Money Market Fund (Cost $12,184,429)		12,184,429

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.86% (Cost $271,878,435)	$589,885,344
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	854,268

NET ASSETS APPLICABLE TO 12,108,595 SHARES OUTSTANDING–100.00%	$590,739,612

NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($25,961,768 / 523,171 Shares)	$49.624

NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($564,777,844 / 11,585,424 Shares)	$48.749

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$213,524,384
Accumulated net investment loss	(1,727,661)
Accumulated net realized gain on investments	60,936,068

Net unrealized appreciation of investments and derivatives	318,006,821

Total net assets	$590,739,612

†	Non-income producing for the period.

«	Includes $869,895 payable for securities purchased and $268,151 payable for fund shares redeemed as of June 30, 2015.

The following foreign currency exchange contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CAD	(10,254)	USD	8,265	7/2/15	$57

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund—5

LVIP Baron Growth Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$2,843,576
Distributions from Master Limited Partnerships	497,385
Less return of capital distributions (Note 1)	(497,385)
Foreign tax withheld	(6,298)

2,837,278

EXPENSES:
Management fees	2,930,410
Distribution fees-Service Class	706,877
Accounting and administration expenses	70,097
Reports and statements to shareholders	35,816
Professional fees	19,707
Trustees’ fees and expenses	6,707
Custodian fees	6,511
Consulting fees	1,061
Pricing fees	478
Other	2,734

3,780,398
Less management fees waived	(107,082)

Total operating expenses	3,673,316

NET INVESTMENT LOSS	(836,038)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,596,218
Foreign currencies	(928)
Foreign currency exchange contracts	(6,173)

Net realized gain	15,589,117

Net change in unrealized appreciation (depreciation) of:
Investments	6,137,583
Foreign currencies	(137)
Foreign currency exchange contracts	117

Net change in unrealized appreciation (depreciation)	6,137,563

NET REALIZED AND UNREALIZED GAIN	21,726,680

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,890,642

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(836,038)	$(251,567)
Net realized gain	15,589,117	45,867,792
Net change in unrealized appreciation (depreciation)	6,137,563	(18,977,565)

Net increase in net assets resulting from operations	20,890,642	26,638,660

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(37,011)
Service Class	—	(1,037,995)
Net realized gain:
Standard Class	—	(47,161)
Service Class	—	(3,246,901)

	—	(4,369,068)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,526,500	3,442,484
Service Class	29,853,895	85,940,460
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	84,172
Service Class	—	4,284,792

	48,380,395	93,751,908

Cost of shares redeemed:
Standard Class	(2,151,972)	(11,464,926)
Service Class	(61,621,546)	(126,135,933)

	(63,773,518)	(137,600,859)

Decrease in net assets derived from capital share transactions	(15,393,123)	(43,848,951)

NET INCREASE (DECREASE) IN NET ASSETS	5,497,519	(21,579,359)
NET ASSETS:
Beginning of period	585,242,093	606,821,452

End of period	$590,739,612	$585,242,093

Accumulated net investment loss/distributions in excess of net investment income	$(1,727,661)	$(891,623)

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund—6

LVIP Baron Growth Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/15[1]				Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11		12/31/10

Net asset value, beginning of period	$47.819		$45.941	$ 35.526	$ 31.857	$30.546		$24.109

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.011)		0.092	0.032	0.681	(0.158)		(0.069)
Net realized and unrealized gain	1.816		2.244	13.978	5.155	1.469		6.506

Total from investment operations	1.805		2.336	14.010	5.836	1.311		6.437

Less dividends and distributions from:
Net investment income	—		(0.197)	(0.184)	(0.483)	—		—
Net realized gain	—		(0.261)	(3.411)	(1.684)	—		—

Total dividends and distributions	—		(0.458)	(3.595)	(2.167)	—		—

Net asset value, end of period	$49.624		$47.819	$ 45.941	$ 35.526	$31.857		$30.546

Total return[3]	3.77%		5.12%	40.41%	18.54%	4.29%		26.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,962		$8,964	$ 16,739	$ 10,415	$7,770		$40,730
Ratio of expenses to average net assets	1.01%		1.01%	1.03%	1.04%	1.04%		1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%		1.05%	1.06%	1.08%	1.08%		1.09%
Ratio of net investment income (loss) to average net assets	(0.04%	)	0.20%	0.08%	1.97%	(0.49%	)	(0.27%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08%	)	0.16%	0.05%	1.93%	(0.53%	)	(0.32%	)
Portfolio turnover	3%		12%	6%	18%	18%		14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/15[1]				Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11		12/31/10

Net asset value, beginning of period	$47.034		$45.201	$35.084	$31.488	$30.270		$23.951

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.071)		(0.022)	(0.071)	0.586	(0.233)		(0.133)
Net realized and unrealized gain	1.786		2.201	13.783	5.092	1.451		6.452

Total from investment operations	1.715		2.179	13.712	5.678	1.218		6.319

Less dividends and distributions from:
Net investment income	—		(0.085)	(0.184)	(0.398)	—		—
Net realized gain	—		(0.261)	(3.411)	(1.684)	—		—

Total dividends and distributions	—		(0.346)	(3.595)	(2.082)	—		—

Net asset value, end of period	$48.749		$47.034	$45.201	$35.084	$31.488		$30.270

Total return[3]	3.65%		4.85%	40.06%	18.24%	4.02%		26.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$564,778		$576,278	$590,082	$404,872	$353,934		$354,444
Ratio of expenses to average net assets	1.26%		1.26%	1.28%	1.29%	1.29%		1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.30%		1.30%	1.31%	1.33%	1.33%		1.34%
Ratio of net investment income (loss) to average net assets	(0.29%	)	(0.05% )	(0.17% )	1.72%	(0.74%	)	(0.52%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.33%	)	(0.09% )	(0.20% )	1.68%	(0.78%	)	(0.57%	)
Portfolio turnover	3%		12%	6%	18%	18%		14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity’s securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments, which is due to changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not elibible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (MLPs) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the fiscal year ended December 31, 2014, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. The commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $414 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $250 million of average daily net assets of the Fund; 0.05% on the next $250 million, 0.10% on the next $250 million; and 0.15% in excess of $750 million of average daily net assets of the Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BAMCO, Inc. (Sub-Adviser) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Prior to May 1, 2014, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 1.04% of the Fund’s average daily net assets for the Standard Class and 1.29% for the Service Class.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, fees for these administrative and legal services amounted to:

Administrative	$13,001
Legal	3,571

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $31,019 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	469,017
Distribution fees payable to LFD	116,519
Printing and mailing fees payable to Lincoln Life	2,826

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$17,106,209
Sales	30,388,487

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$271,878,435

Aggregate unrealized appreciation	$323,956,895
Aggregate unrealized depreciation	(5,949,986)

Net unrealized appreciation	$318,006,909

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$564,340,316	$—	$564,340,316
Convertible Preferred Stock	968,799	—	968,799
Master Limited Partnerships	12,391,800	—	12,391,800
Money Market Fund	12,184,429	—	12,184,429
Total	$589,885,344	$—	$589,885,344
Foreign Currency Exchange Contracts	$ —	$57	$ 57

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	379,347	75,481
Service Class	612,722	1,919,600
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,821
Service Class	—	95,275

	992,069	2,092,177

Shares redeemed:
Standard Class	(43,642)	(254,198)
Service Class	(1,279,674)	(2,817,157)

	(1,323,316)	(3,071,355)

Net decrease	(331,247)	(979,178)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

LVIP Baron Growth Opportunities Fund–12

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$57	Receivables and other assets net of liabilities	$—

The effect of the derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(6,173)	$117

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (Average cost)	$2,209	$5,835

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities and no securities have been determined to be illiquid.

LVIP Baron Growth Opportunities Fund–13

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Baron Growth Opportunities Fund–14

LVIP BlackRock Emerging Markets Managed Volatility Fund (formerly LVIP BlackRock Emerging Markets RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP BlackRock Emerging Markets Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Emerging Markets Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,024.70	0.72%	$3.61
Service Class Shares	1,000.00	1,023.50	0.97%	4.87

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Emerging Markets Managed Volatility Fund–1

LVIP BlackRock Emerging Markets Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets

Common Stock	82.99%

Brazil	4.35%
China	22.33%
Colombia	0.53%
Curacao	0.05%
Czech Republic	0.15%
Greece	0.16%
Hong Kong	5.87%
Hungary	0.19%
India	2.02%
Indonesia	1.82%
Malaysia	2.99%
Mexico	3.87%
Peru	0.32%
Philippines	1.37%
Poland	1.02%
Republic of Korea	11.09%
Russia	3.69%
South Africa	6.73%
Taiwan	10.24%
Thailand	2.10%
Turkey	1.25%
United Arab Emirates	0.85%

Exchange-Traded Funds	6.43%

Preferred Stock	3.44%

Right	0.00%

Money Market Fund	8.88%

Total Value of Securities	101.74%

Liabilities Net of Receivables and Other Assets	(1.74%)

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	0.26%
Air Freight & Logistics	0.07%
Airlines	0.21%
Auto Components	0.46%
Automobiles	1.92%
Banks	13.99%
Beverages	1.44%
Building Products	0.04%
Capital Markets	7.28%
Chemicals	1.81%
Commercial Banks	1.46%
Commercial Services & Supplies	0.15%
Communications Equipment	0.04%
Construction & Engineering	0.95%
Construction Materials	1.04%
Consumer Finance	0.07%
Containers & Packaging	0.07%
Distributors	0.06%
Diversified Consumer Services	0.23%
Diversified Financial Services	1.47%
Diversified Telecommunication Services	1.37%
Electric Utilities	1.03%
Electrical Equipment	0.24%
Electronic Equipment, Instruments & Components	2.03%
Energy Equipment & Services	0.14%
Food & Staples Retailing	1.68%
Food Products	2.04%
Gas Utilities	0.48%
Health Care Equipment & Supplies	0.16%
Health Care Providers & Services	0.58%
Hotels, Restaurants & Leisure	0.47%
Household Durables	0.93%
Household Products	0.28%
Independent Power & Renewable Electricity Producers	0.69%
Industrial Conglomerates	1.80%
Insurance	3.74%
Internet & Catalog Retail	1.14%
Internet Software & Services	6.21%
IT Services	1.08%
Machinery	0.59%
Marine	0.17%
Media	2.03%
Metals & Mining	2.56%
Multiline Retail	0.58%
Multi-Utilities	0.24%
Oil, Gas & Consumable Fuels	7.36%
Paper & Forest Products	0.21%

LVIP BlackRock Emerging Markets Managed Volatility Fund–2

LVIP BlackRock Emerging Markets Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets

Personal Products	0.71%
Pharmaceuticals	1.07%
Real Estate Investment Trusts	0.64%
Real Estate Management & Development	1.83%
Road & Rail	0.07%
Semiconductors & Semiconductor Equipment	7.29%
Software	0.30%
Specialty Retail	0.61%
Technology Hardware, Storage & Peripherals	1.27%
Textiles, Apparel & Luxury Goods	0.46%
Tobacco	0.36%
Trading Companies & Distributors	0.21%
Transportation Infrastructure	0.93%
Water Utilities	0.20%
Wireless Telecommunication Services	4.06%

Total	92.86%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

iShares India 50	3.44%
Samsung Electronics	2.65%
Taiwan Semiconductor Manufacturing	2.33%
Tencent Holdings	2.08%
iShares MSCI India	1.97%
China Construction Bank	1.78%
Alibaba Group Holding ADR	1.59%
China Mobile	1.50%
Industrial & Commercial Bank of China	1.45%
Naspers	1.35%

Total	20.14%

LVIP BlackRock Emerging Markets Managed Volatility Fund–3

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–82.99%
Brazil–4.35%
AES Tiete	6,100	$32,442
Ambev	294,700	1,806,104
Banco Bradesco	40,716	364,742
Banco do Brasil	68,600	532,698
BB Seguridade Participacoes	28,500	313,775
BM&FBovespa	92,100	347,374
BR Malls Participacoes	22,300	105,405
BRF	23,600	498,408
CCR	45,200	217,570
†Centrais Eletricas Brasileiras	10,800	20,489
CETIP	12,823	140,599
Cia de Saneamento Basico do Estado de Sao Paulo	16,900	89,119
Cia Energetica de Minas Gerais	6,582	25,122
Cia Paranaense de Energia	1,000	7,444
Cia Siderurgica Nacional	49,700	82,620
Cielo	37,472	529,548
Cosan Industria e Comercio	3,800	30,706
CPFL Energia	10,818	66,575
†CPFL Energias Renovaveis	4,300	17,297
Embraer	38,900	294,189
Fibria Celulose	15,900	217,794
@Gerdau	7,300	14,248
Grupo BTG Pactual	13,400	123,358
†Hypermarcas	23,000	167,656
Itau Unibanco Holding	16,731	177,747
Itausa - Investimentos Itau	40,082	115,349
JBS	57,700	303,714
Klabin	26,600	162,679
Kroton Educacional	84,372	322,296
Localiza Rent a Car	3,230	31,968
Lojas Americanas	7,350	31,622
Lojas Renner	8,300	303,177
M Dias Branco	1,700	44,763
Multiplan Empreendimentos Imobiliarios	2,900	44,843
Multiplus	1,800	21,693
Natura Cosmeticos	10,400	93,065
Odontoprev	9,900	34,475
†Oi	3,570	6,956
†Petroleo Brasileiro	151,500	685,404
Porto Seguro	3,100	41,237
Raia Drogasil	13,300	171,446
†Rumo Logistica Operadora Multimodal	1	0
Souza Cruz	22,100	174,455
Telefonica Brasil	1,700	20,482
Tim Participacoes	39,600	130,005
TOTVS	6,300	78,983
Tractebel Energia	8,200	89,330
Transmissora Alianca de Energia Eletrica	5,800	38,418
Ultrapar Participacoes	20,200	426,668

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
Usinas Siderurgicas de Minas Gerais	8,800	$36,756
Vale	81,400	480,548
Via Varejo	4,600	16,610
WEG	26,340	162,021

		10,291,992

☐China–22.33%
†58.com ADR	3,953	253,229
AAC Technologies Holdings	36,000	203,421
Agile Property Holdings	99,000	66,669
Agricultural Bank of China	1,212,000	652,016
=Air China	88,000	99,450
†Alibaba Group Holding ADR	45,714	3,760,891
†Aluminum Corp of China	206,000	103,912
Angang Steel	56,000	38,651
Anhui Conch Cement	57,000	200,016
ANTA Sports Products	69,000	167,350
†Autohome ADR	2,972	150,205
AviChina Industry & Technology	108,000	105,612
†Baidu ADR	14,161	2,819,172
Bank of China	4,218,000	2,742,565
Bank of Communications	380,000	396,109
Baoxin Auto Group	42,500	27,031
BBMG	77,000	77,979
Beijing Capital International Airport	50,000	57,667
Beijing Jingneng Clean Energy	68,000	27,721
Biostime International Holdings	8,500	24,892
†Bitauto Holdings ADR	2,554	130,382
†BOE Technology Group Class B	86,700	42,503
Byd	36,000	216,193
#CGN Power 144A	448,000	234,652
†Cheetah Mobile ADR	1,944	55,812
China BlueChemical	122,000	44,542
China Cinda Asset Management	373,000	207,880
†China CITIC Bank	359,000	286,222
China Coal Energy	131,000	78,248
China Communications Construction	231,000	345,692
China Communications Services	154,000	77,880
China Construction Bank	4,615,000	4,215,264
†China COSCO Holdings	144,500	93,395
†China Eastern Airlines	102,000	85,401
China Everbright Bank	211,000	126,577
China Galaxy Securities	210,500	274,280
China Hongqiao Group	85,000	80,050
China Huishan Dairy Holdings	239,000	54,575
China International Marine Containers Group	29,300	75,372
China Life Insurance	366,000	1,593,583
China Longyuan Power Group	183,000	203,506
China Mengniu Dairy	73,000	363,992
China Merchants Bank	226,082	659,165

LVIP BlackRock Emerging Markets Managed Volatility Fund–4

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
=China Merchants Property Development Class B	16,350	$48,092
China Minsheng Banking	307,300	402,788
China Molybdenum	96,000	70,965
China National Building Material	178,000	168,323
China Oilfield Services	96,000	153,077
China Pacific Insurance Group	124,400	597,012
China Petroleum & Chemical	1,230,000	1,061,576
China Railway Construction	101,500	156,871
China Railway Group	242,000	261,313
China Shenhua Energy	165,500	377,485
†China Shipping Container Lines	192,000	75,052
China Shipping Development	68,000	51,495
China Southern Airlines	120,000	141,807
China Telecom	718,000	421,459
China Vanke Class B	64,000	157,535
Chongqing Changan Automobile Class B	44,900	114,865
Chongqing Rural Commercial Bank	202,000	161,831
CNOOC	787,000	1,116,831
Country Garden Holdings	324,733	142,857
CSG Holding Class B	38,400	49,044
CSPC Pharmaceutical Group	152,000	150,208
CSR	182,000	279,408
†Ctrip.com International ADR	7,737	561,861
#Dalian Wanda Commercial Properties 144A	17,000	136,743
Datang International Power Generation	168,000	86,044
Dongfang Electric	13,400	24,997
Dongfeng Motor Group	142,000	190,520
ENN Energy Holdings	38,000	229,184
Evergrande Real Estate Group	334,000	199,502
FIH Mobile	50,000	30,253
Fosun International	81,000	190,603
Golden Eagle Retail Group	17,000	22,765
=Great Wall Motor	52,000	254,922
Greentown China Holdings	45,500	58,112
=Guangdong Electric Power Development Class B	38,040	35,805
Guangshen Railway	98,000	53,985
Guangzhou Automobile Group	104,000	96,334
Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	44,276
†Guangzhou R&F Properties	56,800	69,687
Haitian International Holdings	25,000	58,764
Haitong Securities	96,400	254,948
#Harbin Bank 144A	56,000	21,023
Hengan International Group	37,000	439,624
Huadian Fuxin Energy	86,000	41,162
Huadian Power International	94,000	104,170
Huaneng Power International	176,000	245,220

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
Huaneng Renewables	150,000	$60,570
Industrial & Commercial Bank of China	4,300,000	3,417,189
Inner Mongolia Yitai Coal Class B	57,200	82,139
Intime Retail Group	62,500	82,888
†JD.com ADR	42,975	1,465,448
Jiangling Motors Class B	13,622	64,706
Jiangsu Expressway	52,000	68,292
Jiangxi Copper	62,000	103,501
†Jumei International Holding ADR	4,168	95,197
Kingsoft	29,000	97,834
Lenovo Group	368,000	509,885
Longfor Properties	63,500	101,090
†Luye Pharma Group	89,000	95,299
Metallurgical Corp of China	150,000	65,214
Mindray Medical International ADR	6,790	193,515
†Momo ADR	2,627	42,295
NetEase ADR	4,100	593,948
New China Life Insurance	37,200	222,200
†New Oriental Education & Technology Group ADR	9,328	228,723
People’s Insurance Group of China	406,000	259,793
PetroChina	1,018,000	1,136,014
PICC Property & Casualty	170,060	387,447
Ping An Insurance Group of China	124,000	1,674,897
†Qihoo 360 Technology ADR	5,119	346,505
†Qunar Cayman Islands ADR	3,558	152,460
†Semiconductor Manufacturing International	1,009,000	110,645
Shandong Weigao Group Medical Polymer	96,000	71,708
Shanghai Electric Group	140,000	114,328
Shanghai Fosun Pharmaceutical Group	17,000	63,053
Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	82,034
Shanghai Pharmaceuticals Holding	38,800	108,120
†Shanghai Zhenhua Heavy Industries Class B	107,200	84,795
Shenzhou International Group Holdings	23,000	111,864
Shui On Land	95,500	27,105
†Shunfeng International Clean Energy	40,000	22,190
=Sihuan Pharmaceutical Holdings Group	350,000	199,125
†SINA	4,181	223,955
Sino-Ocean Land Holdings	213,000	161,026
Sinopec Engineering Group	35,000	32,420
†Sinopec Oilfield Service	162,000	78,582
Sinopec Shanghai Petrochemical	158,000	85,814
Sinopharm Group	63,600	282,661
Sinotrans Class H	65,000	43,353
SOHO China	156,500	101,959

LVIP BlackRock Emerging Markets Managed Volatility Fund–5

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
☐China (continued)
†@Sohu.com	2,625	$155,111
SouFun Holdings ADR	13,370	112,442
Sun Art Retail Group	186,500	167,940
Tencent Holdings	246,900	4,927,553
#†=Tianhe Chemicals Group 144A	546,000	82,413
Tingyi Cayman Islands Holding	92,000	188,002
TravelSky Technology	25,000	36,832
Tsingtao Brewery	24,000	145,677
@Uni-President China Holdings	52,000	47,966
†Vipshop Holdings ADR	19,157	426,243
Want Want China Holdings	304,000	321,594
†Weibo ADR	671	11,501
Weichai Power	25,000	83,372
Weifu High-Technology Group Class B	3,900	15,824
†WuXi PharmaTech Cayman ADR	5,090	215,104
Xinjiang Goldwind Science & Technology	35,600	72,014
Xinyi Solar Holdings	94,000	39,048
Yantai Changyu Pioneer Wine Class B	12,600	51,870
Yanzhou Coal Mining	104,000	81,709
†Youku Tudou ADR	7,465	183,116
†YY ADR	2,288	159,062
Zhejiang Expressway	84,000	116,603
Zhuzhou CSR Times Electric	34,000	254,844
Zijin Mining Group	196,000	69,030
Zoomlion Heavy Industry Science & Technology	59,800	38,805
ZTE	36,520	92,909

		52,778,492

Colombia–0.53%
Almacenes Exito	11,594	100,577
Banco de Bogota	5,553	127,890
Bancolombia	11,538	118,072
Cementos Argos	25,213	88,746
†Cemex Latam Holdings	9,618	47,625
Corp Financiera Colombiana	3,099	43,156
Ecopetrol	145,267	95,907
Empresa de Energia de Bogota	112,169	68,458
Grupo Argos	16,469	107,340
Grupo de Inversiones Suramericana	12,912	182,686
Grupo Nutresa	17,391	152,601
Interconexion Electrica	23,598	66,395
Isagen	50,532	53,146

		1,252,599

Curacao–0.05%
Eclat Textile	7,000	114,632

		114,632

Czech Republic–0.15%
CEZ	10,861	252,168

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Czech Republic (continued)
Komercni banka	476	$105,516

		357,684

Greece–0.16%
†=Alpha Bank	126,258	38,077
†=Eurobank Ergasias	485,416	64,826
=Hellenic Telecommunications Organization	11,462	96,563
†=National Bank of Greece	70,734	77,842
=OPAP	11,828	94,296
†=Piraeus Bank	43,790	16,159

		387,763

■Hong Kong–5.87%
†Alibaba Health Information Technology	176,000	183,007
†Alibaba Pictures Group	240,000	93,196
ASM Pacific Technology	15,000	148,618
Beijing Enterprises Holdings	27,500	207,011
Beijing Enterprises Water Group	232,000	190,355
Belle International Holdings	327,000	376,720
Bep International Holdings	400,000	126,429
BOC Hong Kong Holdings	196,500	818,813
Brilliance China Automotive Holdings	140,000	218,541
†CAR	19,000	40,444
†China Agri-Industries Holdings	77,100	43,964
China Conch Venture Holdings	24,500	56,261
China Everbright	56,000	194,339
China Everbright International	133,000	238,499
China Gas Holdings	124,000	198,684
China Medical System Holdings	27,000	37,828
China Merchants Holdings International	68,000	291,689
China Mobile	277,000	3,546,746
China Overseas Land & Investment	226,000	797,417
China Power International Development	180,000	137,240
China Resources Cement Holdings	52,000	29,048
China Resources Enterprise	62,000	199,964
China Resources Gas Group	52,000	154,295
China Resources Land	123,555	400,884
China Resources Power Holdings	106,000	296,063
China State Construction International Holdings	104,000	187,300
†China Taiping Insurance Holdings	67,194	241,421
China Unicom Hong Kong	236,000	371,443
Chow Tai Fook Jewellery Group	82,600	89,085
CITIC	261,000	468,032
COSCO Pacific	86,000	116,717
Far East Horizon	108,000	102,825
Franshion Properties China	170,000	60,750
†GCL-Poly Energy Holdings	488,000	112,692

LVIP BlackRock Emerging Markets Managed Volatility Fund–6

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Geely Automobile Holdings	265,000	$141,536
†GF Securities Class H	37,400	96,209
GOME Electrical Appliances Holding	509,000	112,288
Guangdong Investment	142,000	198,947
Guotai Junan International Holdings	115,000	74,922
Haier Electronics Group	53,000	142,903
†=Hanergy Thin Film Power Group	1,106,000	557,894
†Heritage International Holdings	264,000	39,508
†Hopson Development Holdings	54,000	54,478
Huabao International Holdings	56,000	33,738
Kerry Logistics Network	31,500	49,822
Kerry Properties	39,500	154,914
Kingboard Chemical Holdings	11,000	19,044
Kunlun Energy	164,000	166,932
Lee & Man Paper Manufacturing	67,000	42,699
New World China Land	128,000	75,630
Nine Dragons Paper Holdings	80,000	69,974
NWS Holdings	90,000	130,273
Shanghai Industrial Holdings	34,000	115,360
Shangri-La Asia	86,000	120,045
Shenzhen International Holdings	42,000	73,365
Shenzhen Investment	172,000	84,320
Shimao Property Holdings	57,500	113,496
Sino Biopharmaceutical	152,000	176,484
Sunac China Holdings	78,000	85,432
Yue Yuen Industrial Holdings	48,000	160,694

		13,867,227

Hungary–0.19%
MOL Hungarian Oil & Gas	2,218	113,486
OTP Bank	13,302	263,220
Richter Gedeon	4,959	74,473

		451,179

India–2.02%
Dr. Reddy’s Laboratories ADR	6,983	386,300
ICICI Bank ADR	56,775	591,596
Infosys ADR	57,564	912,389
Larsen & Toubro GDR	8,973	249,898
Mahindra & Mahindra GDR	20,259	411,258
Mitra Keluarga Karyasehat	33,500	60,304
#Reliance Industries GDR 144A	28,715	894,472
State Bank of India GDR	9,926	410,440
Tata Motors ADR	12,773	440,285
Wipro ADR	34,300	410,571

		4,767,513

Indonesia–1.82%
Adaro Energy	725,200	41,339
Astra Agro Lestari	17,000	29,263
Astra International	987,600	524,078
Bank Central Asia	600,900	608,449
Bank Danamon Indonesia	160,000	51,603

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Bank Mandiri Persero	372,400	$280,714
Bank Negara Indonesia Persero	418,800	166,483
Bank Rakyat Indonesia Persero	480,900	373,322
†Bank Tabungan Pensiunan Nasional	93,100	23,917
Bumi Serpong Damai	408,000	51,105
Charoen Pokphand Indonesia	422,000	87,043
Gudang Garam	14,200	48,036
Indocement Tunggal Prakarsa	64,700	101,302
Indofood CBP Sukses Makmur	25,500	23,860
Indofood Sukses Makmur	289,700	142,867
Jasa Marga Persero	99,500	40,860
Kalbe Farma	1,577,400	198,173
Lippo Karawaci	883,500	78,195
Matahari Department Store	51,500	63,928
Media Nusantara Citra	228,500	33,249
Perusahaan Gas Negara Persero	564,700	182,762
Semen Indonesia Persero	166,900	150,219
Surya Citra Media	241,500	52,077
Telekomunikasi Indonesia Persero	2,306,300	506,841
Tower Bersama Infrastructure	95,500	66,078
Unilever Indonesia	57,300	169,762
United Tractors	93,000	142,125
Vale Indonesia	139,500	28,355
†XL Axiata	109,000	30,127

		4,296,132

Malaysia–2.99%
AMMB Holdings	92,100	147,097
Astro Malaysia Holdings	146,100	119,186
Axiata Group	243,000	411,919
British American Tobacco Malaysia	8,000	131,373
Bumi Armada	193,800	58,517
CIMB Group Holdings	238,900	346,122
DiGi.com	159,800	226,865
Felda Global Ventures Holdings	136,300	58,845
Gamuda	66,400	82,132
Genting	108,900	232,482
Genting Malaysia	126,100	140,278
Hong Leong Bank	30,400	107,896
Hong Leong Financial Group	6,500	26,100
IHH Healthcare	133,100	199,535
IJM	69,500	120,021
IOI	171,000	183,886
IOI Properties Group	106,691	52,279
KLCCP Stapled Group	23,300	42,953
Kuala Lumpur Kepong	28,400	160,975
Lafarge Malaysia	26,900	60,277
Malayan Banking	233,300	564,789
Malaysia Airports Holdings	60,300	99,182
Maxis	144,600	243,968
MISC	73,900	151,108
MMC	45,300	30,116

LVIP BlackRock Emerging Markets Managed Volatility Fund–7

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Nestle Malaysia	4,700	$89,008
Petronas Chemicals Group	154,100	257,956
Petronas Dagangan	17,500	95,391
Petronas Gas	40,000	225,242
PPB Group	35,700	142,970
Public Bank	124,360	616,612
RHB Capital	34,900	68,127
Sapurakencana Petroleum	202,400	126,517
Sime Darby	133,200	300,586
SP Setia	50,500	41,465
Telekom Malaysia	104,000	180,151
Tenaga Nasional	181,400	607,309
UMW Holdings	12,000	32,229
Westports Holdings	75,000	84,029
YTL	288,200	118,318
YTL Power International	204,120	86,503

		7,070,314

Mexico–3.87%
Alfa Class A	132,700	254,309
Alpek	17,877	26,104
America Movil	863,000	922,478
Arca Continental	16,000	90,868
†Cemex CPO	566,556	519,809
Coca-Cola Femsa	23,100	183,574
Concentradora Fibra Danhos	23,500	55,054
Controladora Comercial Mexicana	20,900	65,492
El Puerto de Liverpool	9,000	103,939
Fibra Uno Administracion	120,000	285,402
Fomento Economico Mexicano	94,600	842,906
Fresnillo	12,616	137,558
Gentera	68,000	120,928
Gruma Class B	15,100	194,793
Grupo Aeroportuario del Pacifico Class B	24,500	167,731
Grupo Aeroportuario del Sureste Class B	13,300	188,963
†Grupo Bimbo Class A	139,100	359,415
Grupo Carso Class A1	18,600	77,516
Grupo Comercial Chedraui	20,300	57,696
Grupo Elektra	2,990	65,637
Grupo Financiero Banorte Class O	144,200	792,895
Grupo Financiero Inbursa	112,700	255,634
Grupo Financiero Santander Mexico Class B	78,300	144,576
Grupo Lala	26,000	54,376
Grupo Mexico Class B	194,700	585,829
Grupo Sanborns	19,200	28,916
Grupo Televisa CPO	146,100	1,134,365
†IDEAL Class B1	50,800	99,552
Industrias Penoles	4,545	74,363
Infraestructura Energetica Nova	3,700	18,268

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Kimberly-Clark de Mexico Class A	86,600	$187,286
Megacable Holdings	10,300	43,115
Mexichem	35,200	101,680
†Minera Frisco	31,700	23,477
†OHL Mexico	22,700	29,464
Organizacion Soriana Class B	16,400	36,636
†Promotora y Operadora de Infraestructura	11,800	126,283
Wal-Mart de Mexico Class V	280,600	685,396

		9,142,283

Peru–0.32%
BBVA Banco Continental	19,816	25,950
Cia de Minas Buenaventura ADR	15,743	163,412
Credicorp	3,871	537,759
†Sociedad Minera Cerro Verde	1,206	28,582

		755,703

Philippines–1.37%
Aboitiz Equity Ventures	122,060	157,070
Aboitiz Power	94,400	95,214
Alliance Global Group	186,700	89,809
Ayala	9,750	170,746
Ayala Land	244,100	201,834
BDO Unibank	75,860	182,289
Bloomberry Resorts	141,400	26,988
DMCI Holdings	245,000	71,690
Emperador	168,500	32,123
Energy Development	491,400	81,481
Globe Telecom	2,200	122,409
GT Capital Holdings	2,120	64,195
International Container Terminal Services	31,600	77,195
JG Summit Holdings	173,899	276,397
Jollibee Foods	18,580	81,263
LT Group	204,900	63,226
Manila Electric	9,920	64,036
Megaworld	559,000	58,984
Metro Pacific Investments	556,000	58,298
Metropolitan Bank & Trust	42,918	89,430
Petron	458,500	89,950
Philippine Long Distance Telephone	5,255	327,338
San Miguel	21,640	28,542
Semirara Mining & Power	17,100	54,017
SM Investments	15,532	308,154
SM Prime Holdings	305,600	135,353
Travellers International Hotel Group	87,700	10,090
Universal Robina	54,090	232,614

		3,250,735

Poland–1.02%
Bank Handlowy w Warszawie	224	5,953
Bank Millennium	11,313	19,702

LVIP BlackRock Emerging Markets Managed Volatility Fund–8

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
Bank Pekao	5,114	$244,683
†Bank Zachodni WBK	1,176	106,702
Cyfrowy Polsat	5,738	36,081
Enea	2,486	10,543
ING Bank Slaski	1,650	55,716
KGHM Polska Miedz	6,436	182,331
LPP	41	72,467
†mBank	235	25,783
Orange Polska	36,729	79,688
PGE	41,363	202,798
Polski Koncern Naftowy Orlen	19,100	374,936
Polskie Gornictwo Naftowe i Gazownictwo	120,732	211,864
Powszechna Kasa Oszczednosci Bank Polski	35,090	290,345
Powszechny Zaklad Ubezpieczen	3,282	377,543
Tauron Polska Energia	101,776	118,525

		2,415,660

Republic of Korea–11.09%
Amorepacific	1,668	622,749
AMOREPACIFIC Group	1,592	265,905
BGF retail	505	72,169
BS Financial Group	9,006	114,225
†Celltrion	3,198	222,799
†Cheil Industries	1,110	175,980
CJ	644	170,262
CJ CheilJedang	403	158,739
Coway	2,101	171,519
Daelim Industrial	1,371	100,414
†Daewoo Engineering & Construction	6,943	38,325
Daewoo International	2,500	57,610
Daewoo Securities	11,116	151,412
Daewoo Shipbuilding & Marine Engineering	5,809	69,007
Daum Kakao	1,295	145,972
Dongbu Insurance	2,216	111,830
Doosan	454	44,200
Doosan Heavy Industries & Construction	4,300	92,177
†Doosan Infracore	6,520	57,071
E-Mart	1,041	214,785
GS Holdings	3,547	157,614
Halla Visteon Climate Control	1,630	56,125
Hana Financial Group	12,371	320,990
Hankook Tire	3,937	147,692
†Hanmi Pharm	303	126,386
†Hanmi Science	855	101,187
Hanssem	488	122,481
Hanwha	3,576	150,758
Hanwha Chemical	8,192	136,827
Hanwha Life Insurance	10,192	72,189

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hotel Shilla	1,595	$158,846
Hyosung	1,094	140,709
Hyundai Department Store	1,025	134,581
Hyundai Development	2,872	169,818
Hyundai Engineering & Construction	3,383	124,038
Hyundai Glovis	685	123,590
†Hyundai Heavy Industries	2,109	209,094
Hyundai Mobis	3,384	640,777
Hyundai Motor	7,555	917,729
Hyundai Steel	3,777	228,390
Hyundai Wia	713	65,595
Industrial Bank of Korea	7,333	94,643
Kangwon Land	5,565	183,911
KB Financial Group	20,308	669,321
@KCC	203	89,026
Kepco Plant Service & Engineering	1,029	108,452
Kia Motors	12,381	500,951
Korea Aerospace Industries	3,177	225,593
Korea Electric Power	11,862	485,249
Korea Gas	1,220	47,074
Korea Investment Holdings	2,023	115,100
Korea Zinc	351	170,862
†Korean Air Lines	2,185	79,040
KT&G	5,824	493,661
Kumho Petro Chemical	746	47,175
LG	5,529	305,194
LG Chem	2,145	533,573
LG Display	10,538	243,310
LG Electronics	4,627	195,066
LG Household & Health Care	448	309,713
LG Uplus	11,580	101,983
Lotte Chemical	720	185,854
Lotte Shopping	353	73,936
NAVER	1,501	849,984
NCSoft	737	130,668
NH Investment & Securities	5,343	58,222
OCI	1,157	93,007
Orion	180	168,490
Paradise	4,348	93,400
POSCO	3,116	623,428
Samsung C&T	5,817	343,952
Samsung Card	1,545	51,059
Samsung Electro-Mechanics	2,997	136,788
Samsung Electronics	5,535	6,268,706
Samsung Fire & Marine Insurance	1,682	441,687
Samsung Heavy Industries	8,952	136,328
Samsung Life Insurance	4,075	391,270
Samsung SDI	2,674	265,110
Samsung SDS	1,897	439,689
Samsung Securities	3,314	161,617
Shinhan Financial Group	21,068	781,871
Shinsegae	352	84,259

LVIP BlackRock Emerging Markets Managed Volatility Fund–9

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK C&C	1,023	$252,646
SK Holdings	1,207	213,460
SK Hynix	27,988	1,057,434
†SK Innovation	3,143	342,488
S-Oil	2,156	130,178
Woori Bank	9,851	86,228

		26,223,222

Russia–3.69%
Alrosa	91,600	104,598
Bashneft	2,065	71,377
E.ON Russia	530,000	29,185
Gazprom	202,714	535,895
@Gazprom ADR	165,160	850,574
Inter RAO	947,000	21,027
†Lenta GDR	16,305	122,647
Lukoil	8,700	389,482
Lukoil ADR	14,593	655,372
Magnit	2,917	602,688
Magnitogorsk Iron & Steel Works	94,700	25,232
†Mail.ru Group GDR	6,561	136,797
MegaFon	5,251	74,048
MMC Norilsk Nickel	2,498	430,135
Mobile Telesystems	51,590	227,321
Moscow Exchange MICEX	29,930	37,877
NOVATEK	116,014	1,172,736
Novolipetsk Steel	34,900	47,247
PhosAgro	900	33,605
Polymetal International	9,179	74,774
Rosneft	41,380	174,007
Rostelecom	38,040	62,537
RusHydro	4,280,000	42,776
Sberbank of Russia	276,300	362,334
Sberbank of Russia ADR	45,000	234,900
Severstal	12,830	138,135
Sistema JSFC	152,500	54,840
Surgutneftegas	708,850	425,277
Surgutneftegas ADR	113,978	671,900
Tatneft	79,960	429,721
†Uralkali	35,000	92,907
Uralkali GDR	8,792	112,801
VTB Bank	116,460,000	166,760
VTB Bank GDR	44,000	120,120

		8,731,632

South Africa–6.73%
†Anglo American Platinum	2,518	56,768
†AngloGold Ashanti	21,904	197,461
†Aspen Pharmacare Holdings	14,861	439,844
Barclays Africa Group	14,315	215,349
Barloworld	10,517	83,439
Bidvest Group	16,312	413,255

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Capital Property Fund	40,981	$48,180
Capitec Bank Holdings	4,388	174,953
Coronation Fund Managers	14,952	101,304
Discovery	20,666	214,878
Exxaro Resources	8,203	58,619
FirstRand	166,120	728,217
Foschini Group	12,247	160,094
Gold Fields	41,147	131,797
Growthpoint Properties	122,692	266,904
†Impala Platinum Holdings	26,618	118,829
Imperial Holdings	9,629	146,850
Kumba Iron Ore	6,311	78,327
Liberty Holdings	10,044	119,876
Life Healthcare Group Holdings	48,192	148,697
Massmart Holdings	6,144	75,516
Mediclinic International	21,960	184,768
MMI Holdings	68,754	170,425
Mr Price Group	10,315	212,435
MTN Group	84,429	1,587,820
Naspers Class N	20,484	3,191,336
Nedbank Group	14,432	286,901
Netcare	79,698	250,823
Pick n Pay Stores	13,295	62,850
Pioneer Foods	2,684	40,823
PSG Group	2,512	42,327
Rand Merchant Insurance Holdings	29,588	103,311
Redefine Properties	221,035	185,539
Remgro	26,260	552,563
Resilient Property Income Fund Loan	8,293	65,760
RMB Holdings	27,040	147,724
Sanlam	80,301	437,971
Santam	3,100	54,923
Sasol	33,541	1,240,901
Shoprite Holdings	21,790	310,817
Standard Bank Group	60,329	794,430
Steinhoff International Holdings	178,300	1,128,583
Tiger Brands	8,958	208,784
Truworths International	17,934	126,359
Tsogo Sun Holdings	15,423	30,901
Vodacom Group	14,953	170,511
Woolworths Holdings	42,005	340,507

		15,909,249

Taiwan–10.24%
Advanced Semiconductor Engineering	325,000	439,658
Advantech	19,690	135,097
Asia Cement	153,805	181,685
Asustek Computer	35,000	340,383
AU Optronics	551,000	243,411
Catcher Technology	39,000	487,200
Cathay Financial Holding	386,743	674,632
Chang Hwa Commercial Bank	165,803	94,978

LVIP BlackRock Emerging Markets Managed Volatility Fund–10

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Cheng Shin Rubber Industry	73,750	$163,019
China Development Financial Holding	764,000	289,291
China Life Insurance	132,000	134,995
China Steel	576,885	460,216
Chunghwa Telecom	178,000	566,853
†Compal Electronics	225,000	171,122
CTBC Financial Holding	755,346	594,029
Delta Electronics	104,000	531,797
E.Sun Financial Holding	307,146	204,770
†Evergreen Marine Taiwan	69,000	35,729
Far Eastern New Century	214,070	226,547
†Far EasTone Telecommunications	93,000	224,532
Feng TAY Enterprise	21,000	121,654
First Financial Holding	228,007	139,465
Formosa Chemicals & Fibre	237,070	569,293
Formosa Petrochemical	86,000	220,434
Formosa Plastics	250,560	588,713
Foxconn Technology	67,262	243,805
Fubon Financial Holding	264,000	524,600
Giant Manufacturing	7,000	59,128
Hermes Microvision	2,000	130,101
Hon Hai Precision Industry	626,784	1,967,638
Hotai Motor	26,000	367,714
†HTC	44,000	102,528
Hua Nan Financial Holdings	252,186	144,869
Innolux	575,050	299,631
†Inotera Memories	159,000	126,587
Inventec	176,000	121,609
Largan Precision	5,000	570,407
Lite-On Technology	152,095	178,188
MediaTek	74,910	1,023,076
Mega Financial Holding	406,423	365,661
Nan Ya Plastics	288,800	676,692
†Nanya Technology	48,000	80,313
Novatek Microelectronics	39,000	188,064
Pegatron	95,000	277,630
Pou Chen	140,000	199,359
President Chain Store	22,000	154,503
Quanta Computer	114,000	269,329
Shin Kong Financial Holding	564,368	172,056
Siliconware Precision Industries	165,000	252,314
SinoPac Financial Holdings	440,664	194,669
Synnex Technology International	106,000	156,947
Taishin Financial Holding	405,078	168,460
Taiwan Cement	199,000	250,851
Taiwan Cooperative Financial Holding	263,503	137,725
Taiwan Mobile	89,000	296,676
Taiwan Semiconductor Manufacturing	1,211,000	5,506,505
TPK Holding	21,000	121,315
Uni-President Enterprises	212,518	376,217
United Microelectronics	610,000	257,630
Wistron	114,416	86,648

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Yuanta Financial Holding	504,125	$272,465
Yulon Motor	26,000	30,124
Yulon Nissan Motor	1,000	10,130

		24,201,667

Thailand–2.10%
Advanced Info Service NVDR	60,600	430,296
Airports of Thailand NVDR	17,500	156,879
Airports of Thailand-Foreign	9,000	80,680
Bangkok Bank NVDR	10,800	56,876
Bangkok Dusit Medical Services - Foreign	273,800	159,582
Bank of Ayudhya NVDR	128,100	126,016
Banpu-Foreign	62,000	46,775
BEC World-Foreign	62,000	68,787
Big C Supercenter NVDR	13,800	78,799
BTS Group Holdings NVDR	288,500	85,355
Bumrungrad Hospital NVDR	10,700	59,198
Central Pattana-Foreign	111,600	156,834
Charoen Pokphand Foods-Foreign	145,700	103,456
CP ALL NVDR	194,600	266,280
Delta Electronics Thailand NVDR	15,200	40,698
Glow Energy-Foreign	31,400	79,197
Home Product Center NVDR	174,993	34,947
Home Product Center-Foreign	41	8
Indorama Ventures-Foreign	80,500	66,091
Intouch Holdings - Foreign	9,500	21,923
Intouch Holdings NVDR	76,500	176,538
IRPC-Foreign	586,900	77,790
Kasikornbank NVDR	58,600	327,675
Krung Thai Bank-Foreign	209,100	105,787
Land & Houses NVDR	140,040	36,667
Minor International NVDR	74,580	66,195
Minor International-Foreign	39,490	35,050
PTT Exploration & Production NVDR	61,500	198,328
PTT Global Chemical NVDR	95,400	195,457
PTT NVDR	45,800	486,456
Siam Cement NVDR	10,800	166,154
Siam City Cement NVDR	3,500	38,521
Siam Commercial Bank NVDR	77,400	356,086
Thai Oil-Foreign	74,300	120,902
Thai Union Frozen Products-Foreign	122,800	79,202
TMB Bank-Foreign	917,700	63,533
Total Access Communication NVDR	39,000	96,058
†True NVDR	639,751	215,774

		4,960,850

Turkey–1.25%
Akbank	80,562	232,955
Anadolu Efes Biracilik Ve Malt Sanayii	13,470	121,625
Arcelik	11,710	63,571
BIM Birlesik Magazalar	12,601	225,677

LVIP BlackRock Emerging Markets Managed Volatility Fund–11

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey (continued)
Coca-Cola Icecek	4,593	$76,432
Emlak Konut Gayrimenkul Yatirim Ortakligi	155,534	160,168
Enka Insaat ve Sanayi	39,304	74,791
Eregli Demir ve Celik Fabrikalari	62,764	101,635
Ford Otomotiv Sanayi	4,019	53,759
Haci Omer Sabanci Holding	45,972	173,243
KOC Holding	39,095	180,877
Tav Havalimanlari Holding	4,762	40,421
Tofas Turk Otomobil Fabrikasi	6,590	44,996
†Tupras Turkiye Petrol Rafinerileri	6,592	167,004
†Turk Hava Yollari	28,907	94,913
Turk Telekomunikasyon	20,154	53,014
Turkcell Iletisim Hizmetleri	54,196	249,733
Turkiye Garanti Bankasi	101,460	316,477
Turkiye Halk Bankasi	31,430	144,828
Turkiye Is Bankasi Class C	39,676	83,493
Turkiye Sise ve Cam Fabrikalari	83,578	112,575
Turkiye Vakiflar Bankasi Tao Class D	86,416	138,967
Yapi ve Kredi Bankasi	34,564	50,811

		2,961,965

United Arab Emirates–0.85%
Abu Dhabi Commercial Bank	109,965	230,235
Aldar Properties	155,217	114,947
†Arabtec Holding	105,385	75,462
†DAMAC Properties Dubai	78,431	65,770
DP World	9,110	194,954
Dragon Oil	16,133	184,016
Dubai Financial Market	82,016	44,214
Dubai Islamic Bank	50,000	93,114
†Emaar Malls Group	45,588	41,456
Emaar Properties	173,144	371,470
First Gulf Bank	63,326	262,068
National Bank of Abu Dhabi	70,161	210,127
Union National Bank	64,469	119,358

		2,007,191

Total Common Stock (Cost $176,096,515)		196,195,684

EXCHANGE-TRADED FUNDS–6.43%
iShares India 50	272,464	8,135,775
iShares MSCI Chile Capped	63,234	2,410,480
iShares MSCI India	153,446	4,650,948

Total Exchange-Traded Funds (Cost $13,611,365)		15,197,203

ΔPREFERRED STOCK–3.44%
Brazil–2.36%
AES Tiete 7.51%	3,800	21,212
Banco Bradesco 3.72%	120,856	1,107,523

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Brazil (continued)
Braskem 4.59%	6,900	$29,974
Centrais Eletricas Brasileiras 1.19%	16,900	46,027
Cia Brasileira de Distribuicao 1.58%	7,800	184,115
Cia de Transmissao de Energia Eletrica Paulista 5.16%	2,015	25,923
Cia Energetica de Minas Gerais 13.80%	52,729	199,896
Cia Energetica de Sao Paulo Class B 26.72%	13,400	84,321
Cia Paranaense de Energia Class B 6.66%	6,200	68,718
Gerdau 3.68%	38,300	91,748
Itau Unibanco Holding 3.87%	130,007	1,431,749
Itausa - Investimentos Itau 4.52%	154,086	441,944
Lojas Americanas 0.54%	19,800	111,096
†Oi	18,750	35,571
†Petroleo Brasileiro	200,200	820,112
Suzano Papel e Celulose 0.96%	31,800	169,430
Telefonica Brasil 11.41%	15,900	222,140
Usinas Siderurgicas de Minas Gerais 0.79%	38,400	50,994
Vale 10.74%	84,800	426,999

		5,569,492

Colombia–0.23%
Banco Davivienda 2.97%	3,488	35,265
Bancolombia 2.91%	28,835	309,909
Cementos Argos 2.54%	12,000	40,764
Grupo Argos 1.55%	5,525	34,992
Grupo Aval Acciones y Valores 4.49%	165,853	80,851
Grupo de Inversiones Suramericana 1.78%	3,624	50,634

		552,415

Republic of Korea–0.60%
Amorepacific 0.46%	430	78,734
Hyundai Motor
3.67%	1,038	94,567
3.69%	1,908	178,941
LG Chem 2.33%	358	60,115
LG Electronics 2.13%	811	16,624
LG Household & Health Care 1.18%	184	55,713
Samsung Electronics 2.07%	1,015	900,236
Samsung Fire & Marine Insurance 2.88%	250	40,193

		1,425,123

Russia–0.25%
AK Transneft 0.55%	77	188,135
†Bashneft	2,295	59,443
Sberbank of Russia 0.88%	45,800	40,113
Surgutneftegas 24.25%	370,500	286,415

LVIP BlackRock Emerging Markets Managed Volatility Fund–12

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Russia (continued)
†Tatneft	7,000	$19,806

		593,912

Total Preferred Stock (Cost $10,067,959)		8,140,942

ΔRIGHT–0.00%
Brazil–0.00%
†Cia De Gas De Sao Paulo - Comgas	19	0

		0

Total Right (Cost $0)		—

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–8.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	20,987,897	$20,987,897

Total Money Market Fund (Cost $20,987,897)		20,987,897

TOTAL VALUE OF SECURITIES–101.74% (Cost $220,763,736)	240,521,726
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.74%)	(4,113,732)

NET ASSETS APPLICABLE TO 24,708,453 SHARES OUTSTANDING–100.00%	$236,407,994

NET ASSET VALUE PER SHARE–LVIP BLACKROCK EMERGING MARKETS MANAGED VOLATILITY FUND STANDARD CLASS ($13,094,025 / 1,367,357 Shares)	$9.576

NET ASSET VALUE PER SHARE–LVIP BLACKROCK EMERGING MARKETS MANAGED VOLATILITY FUND SERVICE CLASS ($223,313,969 / 23,341,096 Shares)	$9.567

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$249,031,631
Undistributed net investment income	2,716,978
Accumulated net realized loss on investments	(34,958,217)
Net unrealized appreciation of investments and derivatives	19,617,602

Total net assets	$236,407,994

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $1,369,303, which represents 0.58% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 and 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $607,861 cash pledged as collateral for futures contracts, $12,435,731 payable for securities purchased and $226,261 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $1,156,925, which represents 0.49% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $1,665,464, which represents 0.70% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets Managed Volatility Fund–13

LVIP BlackRock Emerging Markets Managed Volatility Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	(450,000)	USD	143,714	7/1/15	$(926)
BNYM	CNY	(20,440)	USD	3,293	7/1/15	(2)
BNYM	HKD	25,812	USD	(3,293)	7/1/15	36
BNYM	MAD	(4,759,000)	USD	488,834	7/1/15	334

						$(558)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
301 E-mini MSCI Emerging Markets Index	$14,570,428	$14,438,970	9/21/15	$(131,458)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CNY–Chinese Yuan

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

MAD–Moroccan Dirhams

NVDR–Nonvoting Depositary Receipt

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund–14

LVIP BlackRock Emerging Markets Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$3,617,369
Foreign tax withheld	(390,828)

3,226,541

EXPENSES:
Management fees	763,589
Distribution fees-Service Class	254,754
Accounting and administration expenses	82,742
Custodian fees	78,803
Pricing fees	77,348
Professional fees	38,425
Reports and statements to shareholders	17,383
Index Fees	10,000
Trustees’ fees and expenses	3,077
Consulting fees	1,892
Other	1,128

1,329,141
Less management fees waived	(69,417)

Total operating expenses	1,259,724

NET INVESTMENT INCOME	1,966,817

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(9,478,253)
Foreign currencies	247,342
Foreign currency exchange contracts	(378,522)
Futures contracts	(412,818)

Net realized loss	(10,022,251)

Net change in unrealized appreciation (depreciation) of:
Investments	14,226,371
Foreign currencies	2,986
Foreign currency exchange contracts	(558)
Futures contracts	(327,018)

Net change in unrealized appreciation (depreciation)	13,901,781

NET REALIZED AND UNREALIZED GAIN	3,879,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,846,347

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,966,817	$3,376,094
Net realized loss	(10,022,251)	(6,121,849)
Net change in unrealized appreciation (depreciation)	13,901,781	(7,493,307)

Net increase (decrease) in net assets resulting from operations	5,846,347	(10,239,062)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(996,580)
Service Class	—	(1,770,242)

	—	(2,766,822)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,350,111	33,035,687
Service Class	51,007,273	107,601,747
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	996,580
Service Class	—	1,770,242

	57,357,384	143,404,256

Cost of shares redeemed:
Standard Class	(72,249,229)	(127,918,102)
Service Class	(9,431,469)	(16,679,070)

	(81,680,698)	(144,597,172)

Decrease in net assets derived from capital share transactions	(24,323,314)	(1,192,916)

NET DECREASE IN NET ASSETS	(18,476,967)	(14,198,800)
NET ASSETS:
Beginning of period	254,884,961	269,083,761

End of period	$236,407,994	$254,884,961

Undistributed net investment income	$2,716,978	$750,161

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund–15

LVIP BlackRock Emerging Markets Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended		8/29/12[2] to 12/31/12
	(unaudited)	12/31/14	12/31/13

Net asset value, beginning of period	$9.348	$9.954	$10.895	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.077	0.144	0.125	0.014
Net realized and unrealized gain (loss)	0.151	(0.626)	(0.988)	1.020

Total from investment operations	0.228	(0.482)	(0.863)	1.034

Less dividends and distributions from:
Net investment income	—	(0.124)	(0.078)	(0.139)

Total dividends and distributions	—	(0.124)	(0.078)	(0.139)

Net asset value, end of period	$9.576	$9.348	$9.954	$10.895

Total return[4]	2.47%	(4.89% )	(7.91% )	10.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,094	$76,657	$172,665	$110,885
Ratio of expenses to average net assets	0.72%	0.71%	0.78%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.76%	0.86%	1.22%
Ratio of net investment income to average net assets	1.60%	1.45%	1.24%	0.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.55%	1.40%	1.16%	(0.03% )
Portfolio turnover	22%	40%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund–16

LVIP BlackRock Emerging Markets Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended		8/29/12[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12

Net asset value, beginning of period	$9.351	$9.957	$10.895	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.065	0.121	0.099	0.005
Net realized and unrealized gain (loss)	0.151	(0.628)	(0.986)	1.021

Total from investment operations	0.216	(0.507)	(0.887)	1.026

Less dividends and distributions from:
Net investment income	—	(0.099)	(0.051)	(0.131)

Total dividends and distributions	—	(0.099)	(0.051)	(0.131)

Net asset value, end of period	$9.567	$9.351	$9.957	$10.895

Total return[4]	2.35%	(5.13% )	(8.13% )	10.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$223,314	$178,228	$96,419	$7,450
Ratio of expenses to average net assets	0.97%	0.96%	1.03%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.01%	1.11%	1.47%
Ratio of net investment income to average net assets	1.35%	1.20%	0.99%	0.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.30%	1.15%	0.91%	(0.28% )
Portfolio turnover	22%	40%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets Managed Volatility Fund–17

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP BlackRock Emerging Markets Managed Volatility Fund (formerly LVIP BlackRock Emerging Markets RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity’s securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2012–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP BlackRock Emerging Markets Managed Volatility Fund–18

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements  (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.55% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management, LLC (BlackRock) (Sub-Adviser) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, fees for these administrative and legal services amounted as follows:

Administrative	$6,187
Legal	1,699

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $7,734 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,281 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$104,349
Distribution fees payable to LFD	45,561
Printing and mailing fees payable to Lincoln Life	3,276

LVIP BlackRock Emerging Markets Managed Volatility Fund–19

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements  (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$55,853,010
Sales	75,302,108

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$220,763,736

Aggregate unrealized appreciation	$44,405,233
Aggregate unrealized depreciation	(24,647,243)

Net unrealized appreciation	$19,757,990

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$7,365,835	$12,687,273	$20,053,108

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP BlackRock Emerging Markets Managed Volatility Fund–20

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements  (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$10,291,992	$—	$—	$10,291,992
China	52,058,685	—	719,807	52,778,492
Colombia	1,252,599	—	—	1,252,599
Curacao	114,632	—	—	114,632
Czech Republic	357,684	—	—	357,684
Greece	—	387,763	—	387,763
Hong Kong	13,309,333	—	557,894	13,867,227
Hungary	451,179	—	—	451,179
India	4,767,513	—	—	4,767,513
Indonesia	4,296,132	—	—	4,296,132
Malaysia	7,070,314	—	—	7,070,314
Mexico	9,142,283	—	—	9,142,283
Peru	755,703	—	—	755,703
Philippines	3,250,735	—	—	3,250,735
Poland	2,415,660	—	—	2,415,660
Republic of Korea	26,223,222	—	—	26,223,222
Russia	8,731,632	—	—	8,731,632
South Africa	15,909,249	—	—	15,909,249
Taiwan	24,201,667	—	—	24,201,667
Thailand	3,538,374	1,422,476	—	4,960,850
Turkey	2,961,965	—	—	2,961,965
United Arab Emirates	2,007,191	—	—	2,007,191
Exchange-Traded Funds	15,197,203	—	—	15,197,203
Preferred Stock	8,140,942	—	—	8,140,942
Right	—	—	—	—
Money Market Fund	20,987,897	—	—	20,987,897

Total	$237,433,786	$1,810,239	$1,277,701	$240,521,726

Foreign Currency Exchange Contracts	$—	$(558)	$—	$(558)

Futures Contracts	$(131,458)	$—	$—	$(131,458)

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Emerging Markets Managed Volatility Fund–21

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements  (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	660,358	3,348,442
Service Class	5,251,245	10,847,919
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	104,445
Service Class	—	184,673

	5,911,603	14,485,479

Shares redeemed:
Standard Class	(7,493,494)	(12,598,083)
Service Class	(970,342)	(1,656,445)

	(8,463,836)	(14,254,528)

Net increase (decrease)	(2,552,233)	230,951

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

LVIP BlackRock Emerging Markets Managed Volatility Fund–22

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements  (continued)

5. Derivatives (continued)

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$370	Liabilities net of receivables and other assets	$ (928)
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(131,458)
Total		$370		$(132,386)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(378,522)	$(558)
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(412,818)	(327,018)
Total		$(791,340)	$(327,576)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivatives activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (Average cost)	$ 351,664	$ 609,403
Futures contracts (Average notional value)	20,689,677	4,311,204

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$370	$ (928)	$ (558)
Goldman Sachs	—	(131,458)	(131,458)
Total	$370	$(132,386)	$(132,016)

LVIP BlackRock Emerging Markets Managed Volatility Fund–23

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes to Financial Statements  (continued)

5. Derivatives (continued)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (a)
BNY Mellon	$ (558)	$—	$—	$—	$ —	$(558)
Goldman Sachs	(131,458)	—	—	—	131,458	—
Total	$(132,016)	$—	$—	$—	$131,458	$(558)

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements, except as disclosed above.

LVIP BlackRock Emerging Markets Managed Volatility Fund–24

LVIP BlackRock Equity Dividend Managed Volatility Fund (formerly LVIP BlackRock Equity Dividend RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP BlackRock Equity Dividend

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Equity Dividend Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$ 969.70	0.72%	$3.52
Service Class Shares	1,000.00	968.50	0.97%	4.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Equity Dividend Managed Volatility Fund–1

LVIP BlackRock Equity Dividend Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	89.75%
Aerospace & Defense	6.78%
Air Freight & Logistics	0.98%
Banks	14.75%
Beverages	1.64%
Capital Markets	2.10%
Chemicals	2.60%
Commercial Services & Supplies	0.40%
Communications Equipment	1.89%
Consumer Finance	0.57%
Diversified Financial Services	0.83%
Diversified Telecommunication Services	1.81%
Electric Utilities	1.64%
Electrical Equipment	0.39%
Energy Equipment & Services	0.48%
Food & Staples Retailing	1.18%
Food Products	0.68%
Health Care Equipment & Supplies	0.97%
Health Care Providers & Services	3.79%
Hotels, Restaurants & Leisure	0.70%
Household Products	1.69%
Industrial Conglomerates	3.09%
Insurance	5.62%
IT Services	0.59%
Media	1.53%
Metals & Mining	0.37%
Multiline Retail	1.48%
Multi-Utilities	2.20%
Oil, Gas & Consumable Fuels	7.80%
Paper & Forest Products	0.91%
Pharmaceuticals	8.15%
Professional Services	0.36%
Real Estate Investment Trusts	0.42%
Road & Rail	0.78%
Semiconductors & Semiconductor Equipment	1.61%
Software	2.46%
Specialty Retail	3.18%
Technology Hardware, Storage & Peripherals	0.70%
Tobacco	1.50%
Water Utilities	0.67%
Wireless Telecommunication Services	0.46%
Money Market Fund	9.92%
Total Value of Securities	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase	3.89%
Wells Fargo	3.53%
Citigroup	2.96%
Home Depot	2.47%
General Electric	2.42%
Pfizer	2.31%
UnitedHealth Group	2.06%
Merck	1.98%
Microsoft	1.90%
Bristol-Myers Squibb	1.79%
Total	25.31%

LVIP BlackRock Equity Dividend Managed Volatility Fund–2

LVIP BlackRock Equity Dividend Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.75%
Aerospace & Defense–6.78%
Honeywell International	117,430	$11,974,337
Lockheed Martin	58,720	10,916,048
Northrop Grumman	75,580	11,989,255
Raytheon	160,245	15,332,242
United Technologies	82,740	9,178,348

		59,390,230

Air Freight & Logistics–0.98%
United Parcel Service Class B	88,220	8,549,400

		8,549,400

Banks–14.75%
Bank of America	588,400	10,014,568
Citigroup	469,770	25,950,095
JPMorgan Chase	502,780	34,068,373
SunTrust Banks	347,405	14,945,363
U.S. Bancorp	308,000	13,367,200
Wells Fargo	550,330	30,950,559

		129,296,158

Beverages–1.64%
Coca-Cola	203,250	7,973,497
Diageo	221,418	6,404,283

		14,377,780

Capital Markets–2.10%
Goldman Sachs Group	42,900	8,957,091
Morgan Stanley	243,250	9,435,668

		18,392,759

Chemicals–2.60%
Dow Chemical	118,630	6,070,297
duPont (E.I.) deNemours	177,940	11,379,263
Praxair	44,670	5,340,299

		22,789,859

Commercial Services & Supplies–0.40%
Tyco International	91,800	3,532,464

		3,532,464

Communications Equipment–1.89%
Motorola Solutions	95,780	5,492,025
QUALCOMM	177,280	11,103,046

		16,595,071

Consumer Finance–0.57%
American Express	64,522	5,014,650

		5,014,650

Diversified Financial Services–0.83%
CME Group	78,150	7,272,639

		7,272,639

Diversified Telecommunication Services–1.81%
BCE	54,520	2,317,100

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	289,640	$13,500,120

		15,817,220

Electric Utilities–1.64%
Eversource Energy	72,420	3,288,592
ITC Holdings	62,900	2,024,122
NextEra Energy	92,440	9,061,893

		14,374,607

Electrical Equipment–0.39%
Rockwell Automation	27,680	3,450,035

		3,450,035

Energy Equipment & Services–0.48%
Schlumberger	49,080	4,230,205

		4,230,205

Food & Staples Retailing–1.18%
Kroger	142,900	10,361,679

		10,361,679

Food Products–0.68%
Mondelez International	104,980	4,318,877
Unilever New York Shares	39,760	1,663,558

		5,982,435

Health Care Equipment & Supplies–0.97%
Abbott Laboratories	71,130	3,491,060
Becton, Dickinson	35,100	4,971,915

		8,462,975

Health Care Providers & Services–3.79%
Anthem	43,820	7,192,615
Quest Diagnostics	110,090	7,983,727
UnitedHealth Group	147,850	18,037,700

		33,214,042

Hotels, Restaurants & Leisure–0.70%
McDonald’s	64,824	6,162,818

		6,162,818

Household Products–1.69%
Procter & Gamble	189,820	14,851,517

		14,851,517

Industrial Conglomerates–3.09%
3M	38,050	5,871,115
General Electric	799,890	21,253,077

		27,124,192

Insurance–5.62%
ACE	76,790	7,808,007
American International Group	177,190	10,953,886
MetLife	190,950	10,691,291
Prudential Financial	115,440	10,103,309

LVIP BlackRock Equity Dividend Managed Volatility Fund–3

LVIP BlackRock Equity Dividend Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Travelers	100,620	$9,725,929

		49,282,422

IT Services–0.59%
International Business Machines	31,580	5,136,803

		5,136,803

Media–1.53%
Comcast Class A Special	223,400	13,390,596

		13,390,596

Metals & Mining–0.37%
BHP Billiton	156,711	3,269,566

		3,269,566

Multiline Retail–1.48%
Dollar General	166,400	12,935,936

		12,935,936

Multi-Utilities–2.20%
CMS Energy	103,100	3,282,704
Dominion Resources	123,560	8,262,457
Sempra Energy	44,090	4,362,265
WEC Energy Group	74,870	3,366,904

		19,274,330

Oil, Gas & Consumable Fuels–7.80%
Chevron	79,071	7,627,979
ConocoPhillips	61,000	3,746,010
Exxon Mobil	156,880	13,052,416
Marathon Oil	179,590	4,766,319
Marathon Petroleum	230,320	12,048,039
Occidental Petroleum	154,753	12,035,141
Spectra Energy	101,490	3,308,574
TOTAL ADR	240,406	11,820,763

		68,405,241

Paper & Forest Products–0.91%
International Paper	167,010	7,948,006

		7,948,006

Pharmaceuticals–8.15%
AbbVie	71,130	4,779,225
Bristol-Myers Squibb	235,580	15,675,493
Johnson & Johnson	137,290	13,380,283
Merck	305,220	17,376,175
Pfizer	603,060	20,220,602

		71,431,778

Professional Services–0.36%
Nielsen	69,610	3,116,440

		3,116,440

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts–0.42%
Weyerhaeuser	115,900	$3,650,850

		3,650,850

Road & Rail–0.78%
Union Pacific	71,952	6,862,062

		6,862,062

Semiconductors & Semiconductor Equipment–1.61%
Intel	464,980	14,142,367

		14,142,367

Software–2.46%
Microsoft	377,500	16,666,625
Oracle	121,700	4,904,510

		21,571,135

Specialty Retail–3.18%
Gap	163,300	6,233,161
Home Depot	195,030	21,673,684

		27,906,845

Technology Hardware, Storage & Peripherals–0.70%
Samsung Electronics GDR	10,710	6,110,055

		6,110,055

Tobacco–1.50%
Altria Group	96,730	4,731,064
Philip Morris International	46,080	3,694,234
Reynolds American	63,766	4,760,800

		13,186,098

Water Utilities–0.67%
American Water Works	120,370	5,853,593

		5,853,593

Wireless Telecommunication Services–0.46%
SK Telecom ADR	161,920	4,013,997

		4,013,997

Total Common Stock (Cost $662,085,915)		786,730,855

MONEY MARKET FUND–9.92%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	86,923,539	86,923,539

Total Money Market Fund (Cost $86,923,539)		86,923,539

LVIP BlackRock Equity Dividend Managed Volatility Fund–4

LVIP BlackRock Equity Dividend Managed Volatility Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.67% (Cost $749,009,454)	$873,654,394
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	2,910,456

NET ASSETS APPLICABLE TO 50,853,663 SHARES OUTSTANDING–100.00%	$876,564,850

NET ASSET VALUE PER SHARE–LVIP BLACKROCK EQUITY DIVIDEND MANAGED VOLATILITY FUND STANDARD CLASS ($322,486,956 / 18,679,020 Shares)	$17.265

NET ASSET VALUE PER SHARE–LVIP BLACKROCK EQUITY DIVIDEND MANAGED VOLATILITY FUND SERVICE CLASS ($554,077,894 / 32,174,643 Shares)	$17.221

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$832,728,661
Undistributed net investment income	7,749,909
Accumulated net realized loss on investments	(89,463,564)
Net unrealized appreciation of investments and derivatives	125,549,844

Total net assets	$876,564,850

«	Includes $925,277 cash pledged as collateral for futures contracts, $2,094,738 payable for securities purchased, and $339,926 payable for fund shares redeemed as of June 30, 2015.

The following futures contract was outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,259) E-mini S&P 500 Index	$(130,229,814)	$(129,324,480)	9/21/15	$905,334

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depository Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend Managed Volatility Fund–5

LVIP BlackRock Equity Dividend Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$10,360,235
Foreign tax withheld	(106,836)

10,253,399

EXPENSES:
Management fees	3,108,085
Distribution fees-Service Class	653,891
Accounting and administration expenses	254,200
Reports and statements to shareholders	47,369
Professional fees	22,304
Trustees’ fees and expenses	9,639
Custodian fees	7,314
Consulting fees	2,100
Pricing fees	798
Other	3,633

4,109,333
Less management fees waived	(380,631)

Total operating expenses	3,728,702

NET INVESTMENT INCOME	6,524,697

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	15,858,051
Foreign currencies	(69,073)
Foreign currency exchange contracts	36,115
Futures contracts	(20,580,015)

Net realized loss	(4,754,922)

Net change in unrealized appreciation (depreciation) of:
Investments	(31,124,577)
Foreign currencies	(149)
Futures contracts	2,493,524

Net change in unrealized appreciation (depreciation)	(28,631,202)

NET REALIZED AND UNREALIZED LOSS	(33,386,124)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,861,427)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,524,697	$11,715,338
Net realized loss	(4,754,922)	(27,295,980)
Net change in unrealized appreciation (depreciation)	(28,631,202)	42,479,331

Net increase (decrease) in net assets resulting from operations	(26,861,427)	26,898,689

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,859,253)
Service Class	—	(5,959,599)

	—	(10,818,852)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,916,601	17,541,126
Service Class	99,400,837	198,557,894
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,859,253
Service Class	—	5,959,599

	116,317,438	226,917,872

Cost of shares redeemed:
Standard Class	(21,883,384)	(43,245,886)
Service Class	(27,703,011)	(47,009,724)

	(49,586,395)	(90,255,610)

Increase in net assets derived from capital share transactions	66,731,043	136,662,262

NET INCREASE IN NET ASSETS	39,869,616	152,742,099
NET ASSETS:
Beginning of period	836,695,234	683,953,135

End of period	$876,564,850	$836,695,234

Undistributed net investment income	$7,749,909	$1,225,212

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend Managed Volatility Fund–6

LVIP BlackRock Equity Dividend Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12[2]	12/31/11	12/31/10

Net asset value, beginning of period	$17.805	$17.455	$14.977	$12.887	$13.363	$11.440

Income (loss) from investment operations:
Net investment income[3]	0.146	0.295	0.299	0.221	0.184	0.155
Net realized and unrealized gain (loss)	(0.686)	0.314	2.428	1.966	(0.527)	1.893

Total from investment operations	(0.540)	0.609	2.727	2.187	(0.343)	2.048

Less dividends and distributions from:
Net investment income	—	(0.259)	(0.249)	(0.097)	(0.133)	(0.125)

Total dividends and distributions	—	(0.259)	(0.249)	(0.097)	(0.133)	(0.125)

Net asset value, end of period	$17.265	$17.805	$17.455	$14.977	$12.887	$13.363

Total return[4]	(3.03% )	3.49%	18.21%	16.99%	(2.57% )	17.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$322,487	$337,563	$351,809	$322,496	$314,272	$396,596
Ratio of expenses to average net assets	0.72%	0.72%	0.76%	0.78%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.84%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	1.68%	1.68%	1.84%	1.54%	1.35%	1.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.59%	1.59%	1.76%	1.49%	1.30%	1.23%
Portfolio turnover	14%	24%	14%	103%	26%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (sub-adviser) is responsible for the day-to-day management of the Fund’s investment portfolio.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend Managed Volatility Fund–7

LVIP BlackRock Equity Dividend Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class
	Six Months
	Ended			Year Ended
	6/30/15[1]
	(unaudited)	12/31/14	12/31/13	12/31/12[2]	12/31/11	12/31/10

Net asset value, beginning of period	$17.781	$17.434	$14.961	$12.874	$13.348	$11.429

Income (loss) from investment operations:
Net investment income[3]	0.124	0.251	0.261	0.186	0.150	0.125
Net realized and unrealized gain (loss)	(0.684)	0.312	2.419	1.962	(0.525)	1.889

Total from investment operations	(0.560)	0.563	2.680	2.148	(0.375)	2.014

Less dividends and distributions from:
Net investment income	—	(0.216)	(0.207)	(0.061)	(0.099)	(0.095)

Total dividends and distributions	—	(0.216)	(0.207)	(0.061)	(0.099)	(0.095)

Net asset value, end of period	$17.221	$17.781	$17.434	$14.961	$12.874	$13.348

Total return[4]	(3.15% )	3.23%	17.92%	16.69%	(2.81% )	17.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$554,078	$499,132	$332,144	$75,798	$39,098	$35,019
Ratio of expenses to average net assets	0.97%	0.97%	1.01%	1.03%	1.03%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.06%	1.09%	1.08%	1.08%	1.09%
Ratio of net investment income to average net assets	1.43%	1.43%	1.59%	1.29%	1.10%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.34%	1.34%	1.51%	1.24%	1.05%	0.98%
Portfolio turnover	14%	24%	14%	103%	26%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (sub-adviser) is responsible for the day-to-day management of the Fund’s investment portfolio.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend Managed Volatility Fund–8

LVIP BlackRock Equity Dividend Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 Series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP BlackRock Equity Dividend Managed Volatility Fund (formerly, LVIP BlackRock Equity Dividend RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP BlackRock Equity Dividend Managed Volatility Fund–9

LVIP BlackRock Equity Dividend Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund, and 0.70% of the average daily net assets of the Fund in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% on the first $250 million of the average daily net assets of the Fund; 0.10% on the next $500 million; and 0.13% on the next $250 million; and 0.155% of the average daily net assets in excess of $1 billion. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management LLC (Sub-Adviser) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$18,759
Legal	5,153

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $23,635 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $42,510 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP BlackRock Equity Dividend Managed Volatility Fund–10

LVIP BlackRock Equity Dividend Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$464,344
Distribution fees payable to LFD	114,549
Printing and mailing fees payable to Lincoln Life	3,088

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$156,981,348
Sales	111,948,394

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$749,009,454

Aggregate unrealized appreciation	$136,618,612
Aggregate unrealized depreciation	(11,973,672)

Net unrealized appreciation	$124,644,940

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$36,214,077	$26,459,641	$22,174,313	$84,848,031

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Equity Dividend Managed Volatility Fund–11

LVIP BlackRock Equity Dividend Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$786,730,855
Money Market Fund	86,923,539

Total	$873,654,394

Futures Contracts	$905,334

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	970,751	991,413
Service Class	5,688,951	11,360,014
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	272,467
Service Class	—	334,559

	6,659,702	12,958,453

Shares redeemed:
Standard Class	(1,251,130)	(2,459,842)
Service Class	(1,584,731)	(2,675,723)

	(2,835,861)	(5,135,565)

Net increase	3,823,841	7,822,888

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at June 30, 2015.

LVIP BlackRock Equity Dividend Managed Volatility Fund–12

LVIP BlackRock Equity Dividend Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$905,334	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$36,115	$—
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(20,580,015)	2,493,524

Total		$(20,543,900)	$2,493,524

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$5,650	$44,113
Futures contracts (average notional value)	9,562,767	113,826,563

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counter party certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP BlackRock Equity Dividend Managed Volatility Fund–13

LVIP BlackRock Equity Dividend Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs	$905,334	$—	$905,334

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Goldman Sachs Capital	$905,334	$—	$—	$—	$—	$905,334

(a) Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements, except as disclosed above.

LVIP BlackRock Equity Dividend Managed Volatility Fund–14

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (formerly LVIP BlackRock Global Allocation V.I. RPM Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP BlackRock Global Allocation V.I.

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,013.10	0.10%	$0.50
Service Class Shares	1,000.00	1,011.40	0.45%	2.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in otherinvestment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–1

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.38%
International Equity Fund	96.06%
Money Market Fund	3.32%
Total Value of Securities	99.38%
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–2

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

Number of Shares		Value (U.S. $)

INVESTMENT COMPANIES–99.38%
International Equity Fund–96.06%
*BlackRock Global Allocation V.I. Fund	55,074,531	$920,846,156

		920,846,156

Number of Shares		Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–3.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	31,855,511	$31,855,511

		31,855,511

Total Investment Companies (Cost $990,557,888)		952,701,667

TOTAL VALUE OF SECURITIES–99.38% (Cost $990,557,888)	952,701,667
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.62%	5,933,291

NET ASSETS APPLICABLE TO 90,568,354 SHARES OUTSTANDING–100.00%	$958,634,958

NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION V.I. MANAGED VOLATILITY FUND STANDARD CLASS ($281,225 / 26,463 Shares)	$10.627

NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION V.I. MANAGED VOLATILITY FUND SERVICE CLASS ($958,353,733 / 90,541,891 Shares)	$10.585

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$975,198,690
Accumulated net investment loss	(2,053,054)
Accumulated net realized gain on investments	24,229,898
Net unrealized depreciation of investments and derivatives	(38,740,576)

Total net assets	$958,634,958

*	Class I shares.

«

Includes $1,075 due to custodian, $7,369,824 cash and $279,084 foreign currencies pledged as collateral for futures contracts, $1,589,567 payable for investment companies purchased and $17,463 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
57	British Pound Currency	$5,535,385	$5,602,031	9/15/15	$66,646
99	E-mini MSCI Emerging Markets Index	4,789,451	4,749,030	9/21/15	(40,421)
32	E-mini Russell 2000 Index	4,047,764	4,001,280	9/21/15	(46,484)
188	E-mini S&P 500 Index	19,762,808	19,311,360	9/21/15	(451,448)
66	Euro Currency	9,302,853	9,203,700	9/15/15	(99,153)
237	Euro STOXX 50 Index	9,215,252	9,075,323	9/21/15	(139,929)
54	FTSE 100 Index	5,700,190	5,509,471	9/21/15	(190,719)
66	Japanese Yen Currency	6,694,504	6,750,562	9/15/15	56,058
91	Nikkei 225 Index (OSE)	15,086,559	15,047,654	9/11/15	(38,905)

		$80,134,766			$(884,355)

The use futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–3

LVIP BlackRock Global Allocation V.I. Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$1,434

EXPENSES:
Management fees	3,307,350
Distribution fees-Service Class	1,542,900
Accounting and administration expenses	198,905
Professional fees	17,684
Reports and statements to shareholders	13,184
Trustees’ fees and expenses	9,569
Custodian fees	5,663
Consulting fees	2,081
Pricing fees	259
Other	2,698

5,100,293
Less management fees waived	(3,086,861)
Less expenses reimbursed	(17,162)

Total operating expenses	1,996,270

NET INVESTMENT LOSS	(1,994,836)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Sale of investments in investment companies	(2,645,294)
Foreign currencies	(7,203)
Futures contracts	(12,827,877)

Net realized loss	(15,480,374)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	25,573,426
Futures contracts	(463,564)

Net change in unrealized appreciation (depreciation)	25,109,862

NET REALIZED AND UNREALIZED GAIN	9,629,488

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,634,652

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed

Volatility Fund

Statements of Cha nges in Net Assets

	Six Months
	Ended
	6/30/15	Year Ended
	(unaudited)	12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,994,836)	$14,342,640
Net realized gain (loss)	(15,480,374)	44,902,270
Net change in unrealized appreciation (depreciation)	25,109,862	(66,025,080)

Net increase (decrease) in net assets resulting from operations	7,634,652	(6,780,170)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,097)
Service Class	—	(5,368,129)
Net realized gain:
Standard Class	—	(2,553)
Service Class	—	(5,964,001)

	—	(11,337,780)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,244	248,017
Service Class	190,597,385	530,690,156
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,650
Service Class	—	11,332,130

	190,602,629	542,275,953

Cost of shares redeemed:
Standard Class	(31,997)	(2,955,686)
Service Class	(46,296,390)	(46,662,085)

	(46,328,387)	(49,617,771)

Increase in net assets derived from capital share transactions	144,274,242	492,658,182

NET INCREASE IN NET ASSETS	151,908,894	474,540,232
NET ASSETS:
Beginning of period	806,726,064	332,185,832

End of period	$958,634,958	$806,726,064

Accumulated net investment loss/distributions in excess of net investment income	$(2,053,054)	$(58,218)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–4

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended 12/31/14	5/1/13[2] to 12/31/13
Net asset value, beginning of period	$10.490		$10.709	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)		0.299	0.235
Net realized and unrealized gain (loss)	0.142		(0.319)	0.490

Total from investment operations	0.137		(0.020)	0.725

Less dividends and distributions from:
Net investment income	—		(0.108)	—
Net realized gain	—		(0.091)	(0.016)

Total dividends and distributions	—		(0.199)	(0.016)

Net asset value, end of period	$10.627		$10.490	$10.709

Total return[4]	1.31%		(0.21% )	7.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$281		$304	$2,961
Ratio of expenses to average net assets[5]	0.10%		0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	0.80%		0.80%	0.84%
Ratio of net investment income (loss) to average net assets	(0.10%	)	2.77%	3.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.80%	)	2.07%	2.68%
Portfolio turnover	3%		3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–5

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended 12/31/14	5/1/13[2] to 12/31/13
Net asset value, beginning of period	$10.466		$10.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)		0.260	0.213
Net realized and unrealized gain (loss)	0.143		(0.317)	0.487

Total from investment operations	0.119		(0.057)	0.700

Less dividends and distributions from:
Net investment income	—		(0.070)	—
Net realized gain	—		(0.091)	(0.016)

Total dividends and distributions	—		(0.161)	(0.016)

Net asset value, end of period	$10.585		$10.466	$10.684

Total return[4]	1.14%		(0.55% )	7.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$958,354		$806,422	$329,225
Ratio of expenses to average net assets[5]	0.45%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	1.15%		1.15%	1.19%
Ratio of net investment income (loss) to average net assets	(0.45%	)	2.42%	3.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.15%	)	1.72%	2.33%
Portfolio turnover	3%		3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–6

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (formerly LVIP BlackRock Global Allocation V.I. RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The BlackRock Global Allocation V.I. Fund, which is advised by an unaffiliated adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax years (December 31, 2013-December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–7

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.70% of average daily net assets of the Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Prior to May 1, 2015, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.10% of average daily net assets for the Standard Class and 0.45% for the Service Class.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$19,016
Legal	5,223

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $27,155 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,592 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$39,281
Distribution fees payable to LFD	274,882
Prepaid printing and mailing fees to Lincoln Life	2,931

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–8

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$148,908,153
Sales	29,917,758

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$990,557,888

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(37,856,221)

Net unrealized depreciation	$(37,856,221)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1

Investment Companies	$952,701,667

Futures Contracts	$(884,355)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–9

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	494	22,900
Service Class	17,817,265	49,523,399
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	529
Service Class	—	1,062,772

	17,817,759	50,609,600

Shares redeemed:
Standard Class	(2,973)	(270,995)
Service Class	(4,326,179)	(4,350,458)

	(4,329,152)	(4,621,453)

Net increase	13,488,607	45,988,147

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$122,704	Receivables and other assets net of liabilities	$(99,153)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(907,906)

Total		$122,704		$(1,007,059)

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–10

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$98,277	$29,843
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(12,926,154)	(493,407)

Total		$(12,827,877)	$(463,564)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (Average notional value)	$55,031,532	$25,746,596

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty		Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs		$122,704	$(1,007,059)	$(884,355)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Goldman Sachs	$(884,355)	$—	$—	$—	$(884,355)	$—

aNet represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–11

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Notes to Financial Statements (continued)

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements, except as disclosed above.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–12

LVIP BlackRock Inflation Protected Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP BlackRock Inflation Protected Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$999.40	0.46%	$2.28
Service Class Shares	1,000.00	998.10	0.71%	3.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,021.27	0.71%	3.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Mortgage-Backed Securities	14.03%
Commercial Mortgage-Backed Securities	0.43%
Non-Agency Collateralized Mortgage Obligations	0.13%
Sovereign Bonds	17.55%
France	4.86%
Germany	8.79%
Italy	1.19%
Japan	0.05%
Mexico	0.91%
New Zealand	1.22%
Spain	0.53%
U.S. Treasury Obligations	53.41%
Money Market Fund	14.24%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–14.03%
Fannie Mae S.F. 30yr 3.50% 7/1/45	96,300,000	$99,353,403
Freddie Mac S.F. 30yr 3.50% 6/1/45	96,500,000	99,392,018

Total Agency Mortgage-Backed Securities (Cost $198,405,989)		198,745,421

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.43%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30	1,014,000	1,002,318
Banc of America Merrill Lynch Commercial Mortgage
•Series 2005-5 A4 5.115% 10/10/45	347,582	347,780
•Series 2005-5 AM 5.176% 10/10/45	601,000	607,423
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36	930,000	925,202
#GS Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34	883,000	913,614
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.279% 5/15/48	798,000	802,808
LB-UBS Commercial Mortgage Trust
•Series 2005-C5 AM 5.017% 9/15/40	419,544	419,793
•Series 2005-C7 AM 5.263% 11/15/40	667,000	668,466
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	354,144

Total Commercial Mortgage-Backed Securities (Cost $6,288,877)		6,041,548

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.13%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33	105,883	110,583
Series 2003-6 1A4 5.50% 5/25/33	235,040	245,398
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	88,522	88,366
¿Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33	344,767	348,161
¿CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34	177,378	185,064

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
MASTR Asset Securitization Trust Series 2003-10 3A1 5.50% 11/25/33		247,505	$258,127
•PHHMC Trust Series 2007-6 A1 5.36% 12/18/37		167,725	166,713
•Sequoia Mortgage Trust Series 2011-1 A1 4.125% 2/25/41		38,577	38,897
¿WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		326,112	335,270
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		66,561	68,496

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,869,409)			1,845,075

rSOVEREIGN BONDS–17.55%
France–4.86%
France Government Bond O.A.T. 3.75% 4/25/17	EUR	57,665,000	68,852,749

			68,852,749

Germany–8.79%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75% 4/15/18	EUR	4,611,623	5,357,849
Bundesschatzanweisungen 0.00% 6/16/17	EUR	106,500,000	119,215,785
Deutsche Bundesrepublik Inflation Linked Bond 1.50% 4/15/16	EUR	5,824	6,537

			124,580,171

Italy–1.19%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
2.10% 9/15/16	EUR	53,642	61,294
#144A 2.35% 9/15/24	EUR	4,980,159	6,117,218
2.55% 9/15/41	EUR	1,584,233	1,997,489
2.60% 9/15/23	EUR	6,864,780	8,605,996

			16,781,997

Japan–0.05%
Japanese Government CPI Linked Bond 1.10% 12/10/16	JPY	87,192,300	760,456

			760,456

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Mexico–0.91%
Mexican Udibonos 4.00% 6/13/19	MXN	187,342,020	$12,943,750

			12,943,750

New Zealand–1.22%
New Zealand Government Bonds 3.00% 9/20/30	NZD	22,657,000	17,295,120

			17,295,120

Spain–0.53%
Spain Government Inflation Linked Bond #144A 0.55% 11/30/19	EUR	6,618,083	7,471,389

			7,471,389

Total Sovereign Bonds (Cost $255,806,648)			248,685,632

U.S. TREASURY OBLIGATIONS–53.41%
U.S. Treasury Inflation Index Bonds
0.125% 4/15/20		55,022,572	55,534,117
0.625% 2/15/43		59,089,319	52,524,850
0.75% 2/15/42		3,165,637	2,916,590
0.75% 2/15/45		25,927,574	23,743,979
1.375% 2/15/44		13,527,407	14,472,215
1.75% 1/15/28		31,632,524	35,883,145
2.00% 1/15/26		25,003,311	28,742,081
2.125% 2/15/40		19,907,268	24,562,144
2.125% 2/15/41		20,461,237	25,427,875
2.375% 1/15/25		41,607,289	49,012,097
2.375% 1/15/27		26,633,846	31,908,599
2.50% 1/15/29		32,468,336	40,090,798
3.375% 4/15/32		2,989,674	4,221,512

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Bonds (continued)
3.625% 4/15/28	3,628,867	$4,952,838
3.875% 4/15/29	3,933,991	5,581,350
U.S. Treasury Inflation Index Notes
0.125% 4/15/18	3,071	3,120
0.125% 1/15/22	11,897,024	11,805,012
0.125% 7/15/22	20,160,512	20,032,936
0.125% 1/15/23	86,172,222	84,758,480
0.125% 7/15/24	31,855,867	31,116,715
0.25% 1/15/25	81,157,255	79,726,440
0.375% 7/15/23	12,566,165	12,627,035
¥0.625% 7/15/21	23,243,996	24,021,229
0.625% 1/15/24	3,873,518	3,944,330
1.125% 1/15/21	51,932,604	54,995,797
1.25% 7/15/20	17,653,330	18,911,130
1.375% 1/15/20	4,376	4,684
2.50% 7/15/16	14,703,078	15,253,297

Total U.S. Treasury Obligations (Cost $763,349,359)		756,774,395

	Number of Shares

MONEY MARKET FUNDS–14.24%
BlackRock Liquidity TempFund	100,305,645	100,305,645
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	101,396,781	101,396,781

Total Money Market Funds (Cost $201,702,426)		201,702,426

TOTAL VALUE OF SECURITIES–99.79% (Cost $1,427,422,708)	1,413,794,497
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	2,978,402

NET ASSETS APPLICABLE TO 137,058,131 SHARES OUTSTANDING–100.00%	$1,416,772,899

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($566,936,798 / 54,808,046 Shares)	$10.344

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($849,836,101 / 82,250,085 Shares)	$10.332

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,499,554,286
Undistributed net investment income	4,624,685
Accumulated net realized loss on investments	(79,049,612)
Net unrealized depreciation of investments and derivatives	(8,356,460)

Total net assets	$1,416,772,899

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $17,232,549, which represents 1.22% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

r	Securities have been classified by country of origin.

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

«

Includes $3,986,986 due to custodian, $3,254,134 cash pledged as collateral for futures contracts, $779,111 foreign currencies due to broker, $8,263,768 payable for securities purchased and $277,604 payable for fund shares redeemed as of June 30, 2015.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(169,101,000)	USD	189,296,225	7/6/15	$826,064
BAML	JPY	(239,000)	USD	1,930	7/6/15	(23)
BAML	JPY	(49,650,000)	USD	405,618	8/5/15	(399)
BCLY	MXN	(205,840,000)	USD	13,719,922	7/21/15	643,929
CITI	MXN	94,206,000	USD	(6,095,053)	9/15/15	(134,092)
HSBC	JPY	49,650,000	USD	(404,009)	7/6/15	1,858
HSBC	JPY	(49,650,000)	USD	404,153	8/5/15	(1,863)
HSBC	NZD	(4,355,000)	USD	3,078,267	7/21/15	132,667
JPMC	NZD	(20,898,000)	USD	15,574,924	7/21/15	1,440,097
RBC	EUR	1,758,000	USD	(1,999,628)	7/6/15	(40,263)
UBS	EUR	167,343,000	USD	(187,424,160)	7/6/15	(913,364)
UBS	EUR	(195,233,000)	USD	218,747,448	8/5/15	1,061,138
UBS	JPY	(49,889,000)	USD	401,778	7/6/15	(6,042)

						$3,009,707

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(735)	90 Day Euro Future	$(180,050,771)	$(180,001,500)	12/19/17	$49,271
(238)	90 Day Euro Future	(58,714,276)	(58,815,750)	9/20/16	(101,474)
(413)	90 Day Euro Future	(102,385,289)	(102,697,612)	12/15/15	(312,323)
(30)	Euro-Bobl	(4,352,678)	(4,332,313)	9/9/15	20,365
(5)	Euro-BTP	(742,363)	(725,563)	9/9/15	16,800
(46)	Euro-Bund	(7,959,312)	(7,792,234)	9/9/15	167,078
2	Euro-Buxl 30 yr	361,396	331,304	9/9/15	(30,092)
(1,468)	Euro-Schatz	(181,956,127)	(182,047,302)	9/9/15	(91,175)
(49)	Long Gilt	(8,835,004)	(8,909,347)	9/29/15	(74,343)
(1,154)	U.S. Treasury 10 yr Notes	(144,822,815)	(145,602,343)	9/21/15	(779,528)
524	U.S. Treasury 2 yr Notes	114,609,254	114,723,250	9/30/15	113,996
691	U.S. Treasury 5 yr Notes	82,219,717	82,407,148	9/30/15	187,431
(37)	U.S. Treasury Long Bonds	(5,569,603)	(5,581,219)	9/21/15	(11,616)
(527)	U.S. Treasury Ultra Bonds	(83,500,422)	(81,190,938)	9/22/15	2,309,484

		$(581,698,293)			$1,463,874

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Index Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$323,731,919	4/30/15	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.637%.	$865,389*

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements”.

*Swap contract was fair valued at June 30, 2015.

Summary of Abbreviations:

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

CITI–Citigroup Global Markets

CPI–Consumer Price Index

EUR–Euro

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NZD–New Zealand Dollar

RBC–Royal Bank of Canada

O.A.T.–Obligations Assimilables du Tresor

S.F.–Single Family

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$18,035
Interest	(1,027,163)

(1,009,128)

EXPENSES:
Management fees	2,612,909
Distribution fees-Service Class	1,059,203
Accounting and administration expenses	148,439
Reports and statements to shareholders	47,232
Professional fees	31,274
Custodian fees	16,716
Trustees’ fees and expenses	14,013
Pricing fees	3,195
Consulting fees	1,296
Other	5,514

Total operating expenses	3,939,791

NET INVESTMENT LOSS	(4,948,919)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(26,975)
Foreign currencies	(12,944,608)
Foreign currency exchange contracts	15,485,696
Futures contracts	(3,926,168)
Swap contracts	9,952,834

Net realized gain	8,540,779

Net change in unrealized appreciation (depreciation) of:
Investments	(6,393,644)
Foreign currencies	(20,600)
Foreign currency exchange contracts	(1,723,056)
Futures contracts	4,948,663
Swap contracts	(986,994)

Net change in unrealized appreciation (depreciation)	(4,175,631)

NET REALIZED AND UNREALIZED GAIN	4,365,148

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(583,771)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,948,919)	$11,489,850
Net realized gain (loss)	8,540,779	(6,571,770)
Net change in unrealized appreciation (depreciation)	(4,175,631)	26,621,065

Net increase (decrease) in net assets resulting from operations	(583,771)	31,539,145

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,318,875)
Service Class	—	(8,012,118)

	—	(13,330,993)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	215,620,224	108,376,791
Service Class	58,081,308	134,683,463
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,318,875
Service Class	—	8,012,118

	273,701,532	256,391,247

Cost of shares redeemed:
Standard Class	(20,041,119)	(58,691,426)
Service Class	(52,722,239)	(115,163,457)

	(72,763,358)	(173,854,883)

Increase in net assets derived from capital share transactions	200,938,174	82,536,364

NET INCREASE IN NET ASSETS	200,354,403	100,744,516
NET ASSETS:
Beginning of period	1,216,418,496	1,115,673,980

End of period	$1,416,772,899	$1,216,418,496

Undistributed net investment income	$4,624,685	$9,573,604

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund
				Standard Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended			5/3/10[2] to
			12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$10.351		$10.189	$11.480	$11.023	$10.131	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.032)		0.120	0.035	0.097	0.220	0.080
Net realized and unrealized gain (loss)	0.025		0.194	(0.997)	0.618	1.010	0.156

Total from investment operations	(0.007)		0.314	(0.962)	0.715	1.230	0.236

Less dividends and distributions from:
Net investment income	—		(0.152)	(0.057)	—	(0.231)	(0.105)
Net realized gain	—		—	(0.272)	(0.258)	(0.107)	—

Total dividends and distributions	—		(0.152)	(0.329)	(0.258)	(0.338)	(0.105)

Net asset value, end of period	$10.344		$10.351	$10.189	$11.480	$11.023	$10.131

Total return[4]	(0.06%	)	3.07%	(8.37% )	6.51%	12.14%	2.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$566,937		$370,362	$311,319	$334,673	$156,626	$148,262
Ratio of expenses to average net assets	0.46%		0.46%	0.48%	0.51%	0.52%	0.55%
Ratio of net investment income (loss) to average net assets	(0.62%	)	1.14%	0.32%	0.85%	2.06%	1.18%
Portfolio turnover	180%		378%	438%	483%	657%	359%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund
				Service Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended			5/3/10[2] to
			12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$10.352		$10.164	$11.450	$11.022	$10.129	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.045)		0.094	0.008	0.068	0.197	0.063
Net realized and unrealized gain (loss)	0.025		0.193	(0.993)	0.618	1.005	0.155

Total from investment operations	(0.020)		0.287	(0.985)	0.686	1.202	0.218

Less dividends and distributions from:
Net investment income	—		(0.099)	(0.029)	—	(0.202)	(0.089)
Net realized gain	—		—	(0.272)	(0.258)	(0.107)	—

Total dividends and distributions	—		(0.099)	(0.301)	(0.258)	(0.309)	(0.089)

Net asset value, end of period	$10.332		$10.352	$10.164	$11.450	$11.022	$10.129

Total return[4]	(0.19%	)	2.82%	(8.60% )	6.24%	11.88%	2.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$849,836		$846,056	$804,355	$392,748	$241,007	$15,303
Ratio of expenses to average net assets	0.71%		0.71%	0.73%	0.76%	0.77%	0.80%
Ratio of net investment income (loss) to average net assets	(0.87%	)	0.89%	0.07%	0.60%	1.81%	0.93%
Portfolio turnover	180%		378%	438%	483%	657%	359%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The gains or losses attributable to the change in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisers Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of average daily net assets in excess of $500 million.

BlackRock Financial Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, fees for these administrative and legal services amounted to:

Administrative	$27,198
Legal	7,471

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $42,923 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$467,980
Distribution fees payable to LFD	173,947
Printing and mailing fees payable to Lincoln Life	6,912

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$706,104,936
Purchases of U.S. government securities	1,558,340,013
Sales other than U.S. government securities	698,801,411
Sales of U.S. government securities	1,411,035,021

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,427,422,708

Aggregate unrealized appreciation	$7,408,290
Aggregate unrealized depreciation	(21,036,501)

Net unrealized depreciation	$(13,628,211)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$46,262,114	$27,466,052	$73,728,166

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$198,745,421	$—	$198,745,421
Commercial Mortgage-Backed Securities	—	6,041,548	—	6,041,548
Non-Agency Collateralized Mortgage Obligations	—	1,845,075	—	1,845,075
Sovereign Bonds	—	248,685,632	—	248,685,632
U.S. Treasury Obligations	—	756,774,395	—	756,774,395
Money Market Funds	201,702,426	—	—	201,702,426

Total	$201,702,426	$1,212,092,071	$—	$1,413,794,497

Foreign Currency Exchange Contracts	$—	$3,009,707	$—	$3,009,707

Futures Contracts	$1,463,874	$—	$—	$1,463,874

Index Swap Contract	$—	$—	$865,389	$865,389

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	20,943,688	10,293,601
Service Class	5,560,594	12,819,679
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	511,214
Service Class	—	771,242

	26,504,282	24,395,736

Shares redeemed:
Standard Class	(1,917,511)	(5,577,842)
Service Class	(5,041,756)	(10,996,606)

	(6,959,267)	(16,574,448)

Net increase	19,545,015	7,821,288

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Swap Contracts–The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$4,105,753	Receivables and other assets net of liabilities	$(1,096,046)
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	2,864,425	Receivables and other assets net of liabilities	(1,400,551)
Index contracts (Index swap contracts)	Receivables and other assets net of liabilities	865,389	Receivables and other assets net of liabilities	—

Total		$7,835,567		$(2,496,597)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net unrealized appreciation (depreciation) of foreign currency exchange contracts	$15,485,696	$(1,723,056)
Interest rate contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net unrealized appreciation (depreciation) of futures contracts	(3,926,168)	4,948,663
Index contracts (Index swap contracts)	Net realized gain (loss) on index swap contracts and net unrealized appreciation (depreciation) of index swap contracts	9,952,834	(986,994)

Total		$21,512,362	$2,238,613

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (Average cost)	$70,984,755	$169,750,077
Futures contracts (Average notional value)	134,772,930	598,585,272
Index swap contracts (Average notional value)	141,693,729	—

At June 30, 2015, the Fund posted U.S. Treasury Obligations with a value of $5,002,323 as collateral for derivatives.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2015, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$826,064	$(422)	$825,642
Barclays Bank	1,509,318	—	1,509,318
Citigroup Global Markets	—	(134,092)	(134,092)
Hong Kong Shanghai Bank	134,525	(1,863)	132,662
JPMorgan Chase Bank	4,304,522	(1,400,551)	2,903,971
Royal Bank of Canada	—	(40,263)	(40,263)
Union Bank of Switzerland	1,061,138	(919,406)	141,732

Total	$7,835,567	$(2,496,597)	$5,338,970

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$825,642	$—	$—	$—	$—	$825,642
Barclays Bank	1,509,318	—	—	—	—	1,509,318
Citigroup Global Markets	(134,092)	—	—	—	—	(134,092)
Hong Kong Shanghai Bank	132,662	—	—	—	—	132,662
JPMorgan Chase Bank	2,903,971	—	—	—	—	2,903,971
Royal Bank of Canada	(40,263)	—	—	—	—	(40,263)
Union Bank of Switzerland	141,732	—	—	—	—	141,732

Total	$5,338,970	$—	$—	$—	$—	$5,338,970

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion

LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Multi-Asset Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP BlackRock Multi-Asset Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Multi-Asset Income Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$997.60	0.36%	$1.78
Service Class Shares	1,000.00	996.40	0.61%	3.02
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.01	0.36%	$1.81
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.73%
Equity Funds	24.66%
Fixed Income Funds	55.16%
International Equity Funds	15.51%
Money Market Fund	4.40%
Total Value of Securities	99.73%
Receivables and Other Assets Net of Liabilities	0.27%
Total Net Assets	100.00%

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Statement of Net Assets

June 30, 2015 (unaudited)

Number of		Value
Shares		(U.S. $)

INVESTMENT COMPANIES–99.73%
Equity Funds–24.66%
Alerian MLP ETF	10,325	$160,657
iShares Core High Dividend ETF	11,080	815,156
iShares Select Dividend ETF	3,247	244,012
iShares U.S. Preferred Stock ETF	21,292	834,008

		2,053,833

Fixed Income Funds–55.16%
iShares 1-3 Year Credit Bond ETF	11,951	1,258,799
iShares 10+ Year Credit Bond ETF	7,297	417,023
iShares CMBS ETF	8,098	416,399
iShares iBoxx $ High Yield Corporate Bond ETF	24,405	2,167,164
iShares Intermediate Credit Bond ETF	3,075	334,745

		4,594,130

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–15.51%
iShares Emerging Markets Dividend ETF	5,942	$246,058
iShares Europe ETF	4,609	201,551
iShares International Select Dividend ETF	26,120	844,460

		1,292,069

Money Market Fund–4.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	366,655	366,655

		366,655

Total Investment Companies (Cost $8,595,541)		8,306,687

TOTAL VALUE OF SECURITIES–99.73% (Cost $8,595,541)	8,306,687
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	22,486

NET ASSETS APPLICABLE TO 861,701 SHARES OUTSTANDING–100.00%	$8,329,173

NET ASSET VALUE PER SHARE–LVIP BLACKROCK MULTI-ASSET INCOME FUND STANDARD CLASS ($1,189,939 / 122,976 Shares)	$9.676

NET ASSET VALUE PER SHARE–LVIP BLACKROCK MULTI-ASSET INCOME FUND SERVICE CLASS ($7,139,234 / 738,725 Shares)	$9.664

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$8,568,748
Undistributed net investment income	110,565
Accumulated net realized loss on investments	(69,615)
Net unrealized depreciation of investments and derivatives	(280,525)

Total net assets	$8,329,173

« Includes $8,374 cash pledged as collateral for futures contracts and $17 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	E-mini S&P 500 Index	$(208,890)	$(205,440)	9/21/15	$3,450
(2)	U.S. Treasury 2 yr Notes	(437,122)	(437,875)	9/30/15	(753)
(3)	U.S. Treasury 5 yr Notes	(357,905)	(357,774)	9/30/15	131
(5)	U.S. Treasury 10 yr Notes	(636,360)	(630,859)	9/21/15	5,501

		$(1,640,277)			$8,329

The use of futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Multi-Asset Income Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

MLP–Master Limited Partnership

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–4

LVIP BlackRock Multi-Asset Income Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$131,905

EXPENSES:
Management fees	25,291
Professional fees	10,680
Distribution fees-Service Class	7,950
Reports and statements to shareholders	2,501
Custodian fees	1,234
Accounting and administration expenses	898
Pricing fees	128
Trustees’ fees and expenses	88
Consulting fees	3
Other	241

49,014
Less management fees waived	(15,621)
Less expenses reimbursed	(12,053)

Total operating expenses	21,340

NET INVESTMENT INCOME	110,565

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in investment companies	(52,072)
Futures contracts	9,460

Net realized loss	(42,612)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	(122,980)
Futures contracts	4,049

Net change in unrealized appreciation (depreciation)	(118,931)

NET REALIZED AND UNREALIZED LOSS	(161,543)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,978)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund

Statements of Changes in Net Assets

	Six Months
	Ended	5/1/14*
	6/30/15	to
	(unaudited)	12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$110,565	$141,589
Net realized loss	(42,612)	(27,003)
Net change in unrealized appreciation (depreciation)	(118,931)	(161,594)

Net decrease in net assets resulting from operations	(50,978)	(47,008)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(17,087)
Service Class	—	(127,337)
Return of capital:
Standard Class	—	(125)
Service Class	—	(906)

	—	(145,455)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	442,164	769,089
Service Class	1,882,853	5,851,684
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	17,212
Service Class	—	128,243

	2,325,017	6,766,228

Cost of shares redeemed:
Standard Class	(11,570)	(134)
Service Class	(244,025)	(262,902)

	(255,595)	(263,036)

Increase in net assets derived from capital share transactions	2,069,422	6,503,192

NET INCREASE IN NET ASSETS	2,018,444	6,310,729
NET ASSETS:
Beginning of period	6,310,729	—

End of period	$8,329,173	$6,310,729

Undistributed net investment income	$110,565	$—

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–5

LVIP BlackRock Multi-Asset Income Fund

Financial Highlights

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Multi-Asset Income Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14
Net asset value, beginning of period	$9.699	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.155	0.284
Net realized and unrealized loss	(0.178)	(0.339)

Total from investment operations	(0.023)	(0.055)

Less dividends and distributions from:
Net investment income	—	(0.244)
Return of capital	—	(0.002)

Total dividends and distributions	—	(0.246)

Net asset value, end of period	$9.676	$9.699

Total return[4]	(0.24% )	(0.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,190	$765
Ratio of expenses to average net assets[5]	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed [5]	1.10%	1.32%
Ratio of net investment income to average net assets	3.18%	4.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.44%	3.24%
Portfolio turnover	13%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–6

LVIP BlackRock Multi-Asset Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Multi-Asset Income Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14
Net asset value, beginning of period	$9.699	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.143	0.266
Net realized and unrealized loss	(0.178)	(0.337)

Total from investment operations	(0.035)	(0.071)

Less dividends and distributions from:
Net investment income	—	(0.228)
Return of capital	—	(0.002)

Total dividends and distributions	—	(0.230)

Net asset value, end of period	$9.664	$9.699

Total return[4]	(0.36% )	(0.72% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,139	$5,546
Ratio of expenses to average net assets[5]	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed [5]	1.35%	1.57%
Ratio of net investment income to average net assets	2.93%	3.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19%	2.99%
Portfolio turnover	13%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–7

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements

June 30, 2015(unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP BlackRock Multi-Asset Income Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from investment companies are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP BlackRock Multi-Asset Income Fund–8

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.68% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.42% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.36% of the average daily net assets for the Standard Class and 0.61% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management, LLC. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$171
Legal	47

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $150 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$2,370
Management fees payable to LIAC	1,778
Distribution fees payable to LFD	1,465
Printing and mailing fees payable to Lincoln Life	119

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 41.69% of the Standard Class shares and 62.35% of Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,258,941
Sales	902,662

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,595,541

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(288,854)

Net unrealized depreciation	$(288,854)

LVIP BlackRock Multi-Asset Income Fund–9

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,082	$—	$4,082

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$8,306,687

Futures Contracts	$8,329

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Multi-Asset Income Fund–10

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	5/1/14* to 12/31/14
Shares sold:
Standard Class	45,311	77,086
Service Class	191,657	584,993

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,769
Service Class	—	13,177

	236,968	677,025

Shares redeemed:
Standard Class	(1,176)	(14)
Service Class	(24,758)	(26,344)

	(25,934)	(26,358)

Net increase	211,034	650,667

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of Liabilities	$3,450	Receivables and other assets net of Liabilities	$—
Interest rate contracts (Futures contracts)	Receivables and other assets net of Liabilities	5,632	Receivables and other assets net of Liabilities	(753)

Total		$9,082		$(753)

LVIP BlackRock Multi-Asset Income Fund–11

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$19,157	$(4,280)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	300	3,450
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(9,997)	4,879

Total		$9,460	$4,049

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$—	$1,170,942

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$9,082	$(753)	$8,329

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
JPMorgan Chase Bank	$$8,329	$$—	$$—	$—	$—	$8,329

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

LVIP BlackRock Multi-Asset Income Fund–12

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Multi-Asset Income Fund–13

LVIP BlackRock U.S. Opportunities Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period May 1, 2015* to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015* to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expense shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual*
Standard Class Shares	$1,000.00	$1,003.50	0.85%	$1.42
Service Class Shares	1,000.00	1,003.10	1.10%	1.84
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,020.58	0.85%	$4.26
Service Class Shares	1,000.00	1,019.34	1.10%	5.51

*

The Fund commenced operations on May 1, 2015. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–1

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	87.41%
Aerospace & Defense	1.07%
Airlines	1.35%
Auto Components	3.14%
Automobiles	0.41%
Banks	4.61%
Beverages	0.49%
Biotechnology	1.69%
Capital Markets	0.89%
Chemicals	4.09%
Communications Equipment	0.49%
Consumer Finance	1.06%
Containers & Packaging	1.28%
Electric Utilities	2.58%
Electrical Equipment	1.09%
Electronic Equipment, Instruments & Components	1.27%
Energy Equipment & Services	1.95%
Food Products	2.93%
Gas Utilities	0.44%
Health Care Equipment & Supplies	3.12%
Health Care Providers & Services	3.57%
Hotels, Restaurants & Leisure	2.49%
Household Durables	2.26%
Independent Power & Renewable Electricity Producers	0.33%
Industrial Conglomerates	1.27%
Insurance	3.09%
Internet & Catalog Retail	0.63%
Internet Software & Services	1.57%
IT Services	2.90%
Leisure Products	0.35%
Life Sciences Tools & Services	2.54%
Machinery	2.92%
Media	1.96%
Multi-Utilities	0.44%
Oil, Gas & Consumable Fuels	2.55%

Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	2.84%
Professional Services	1.76%
Real Estate Investment Trusts	5.82%
Real Estate Management & Development	1.15%
Road & Rail	0.45%
Semiconductors & Semiconductor Equipment	2.94%
Software	2.45%
Specialty Retail	1.89%
Textiles, Apparel & Luxury Goods	2.80%
Thrifts & Mortgage Finance	0.64%
Trading Companies & Distributors	0.59%
Wireless Telecommunication Services	1.26%
Master Limited Partnerships	0.73%
Money Market Fund	14.62%
Total Value of Securities	102.76%
Liabilities Net of Receivables and Other Assets	(2.76%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Jarden	1.63%
Sequential Brands Group	1.54%
Regions Financial	1.46%
Snap-on	1.41%
BankUnited	1.38%
Crown Holdings	1.28%
Equifax	1.27%
Roper Technologies	1.27%
Host Hotels & Resorts	1.25%
Hartford Financial Services Group	1.24%
Total	13.73%

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–2

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–87.41%
Aerospace & Defense–1.07%
B/E Aerospace	745	$40,901
Triumph Group	800	52,792

		93,693

Airlines–1.35%
American Airlines Group	1,461	58,345
†JetBlue Airways	2,867	59,519

		117,864

Auto Components–3.14%
Delphi Automotive	1,261	107,298
Lear	763	85,654
†Visteon	783	82,199

		275,151

Automobiles–0.41%
†Tesla Motors	135	36,215

		36,215

Banks–4.61%
BankUnited	3,358	120,653
Regions Financial	12,358	128,029
SunTrust Banks	1,789	76,963
†Western Alliance Bancorp	2,313	78,087

		403,732

Beverages–0.49%
Molson Coors Brewing Class B	617	43,073

		43,073

Biotechnology–1.69%
†BioMarin Pharmaceutical	230	31,459
†Incyte	403	41,997
†PTC Therapeutics	189	9,097
†Receptos	185	35,159
†Vertex Pharmaceuticals	243	30,006

		147,718

Capital Markets–0.89%
WisdomTree Investments	3,536	77,668

		77,668

Chemicals–4.09%
†Axalta Coating Systems	2,038	67,417
Cytec Industries	1,105	66,886
Eastman Chemical	911	74,538
†Platform Specialty Products	3,581	91,602
Valspar	705	57,683

		358,126

Communications Equipment–0.49%
†Finisar	436	7,791
†JDS Uniphase	3,033	35,122

		42,913

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–1.06%
Discover Financial Services	1,369	$78,882
†LendingClub	924	13,629

		92,511

Containers & Packaging–1.28%
†Crown Holdings	2,114	111,852

		111,852

Electric Utilities–2.58%
FirstEnergy	2,413	78,543
PPL	1,834	54,048
Xcel Energy	2,908	93,579

		226,170

Electrical Equipment–1.09%
Acuity Brands	307	55,254
†Sensata Technologies Holding	757	39,924

		95,178

Electronic Equipment, Instruments & Components–1.27%
Amphenol Class A	911	52,811
CDW	1,695	58,105

		110,916

Energy Equipment & Services–1.95%
†Constellium Class A	2,326	27,517
Helmerich & Payne	425	29,929
Macquarie Infrastructure	1,065	88,001
US Silica Holdings	858	25,191

		170,638

Food Products–2.93%
†Hain Celestial Group	1,573	103,598
Hormel Foods	1,139	64,205
Pinnacle Foods	1,946	88,621

		256,424

Gas Utilities–0.44%
Atmos Energy	755	38,716

		38,716

Health Care Equipment & Supplies–3.12%
†Boston Scientific	3,378	59,791
Cooper	319	56,772
†Edwards Lifesciences	391	55,690
†Intuitive Surgical	77	37,307
St. Jude Medical	866	63,279

		272,839

Health Care Providers & Services–3.57%
AmerisourceBergen	385	40,941
Cardinal Health	574	48,015
Cigna	248	40,176
†HCA Holdings	665	60,329
Humana	173	33,091

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–3

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	630	$89,523

		312,075

Hotels, Restaurants & Leisure–2.49%
Aramark	1,703	52,742
ClubCorp Holdings	2,926	69,873
†MGM Resorts International	1,727	31,518
Starwood Hotels & Resorts Worldwide	783	63,493

		217,626

Household Durables–2.26%
†Jarden	2,764	143,037
†Toll Brothers	1,425	54,421

		197,458

Independent Power & Renewable Electricity Producers–0.33%
Pattern Energy Group	1,021	28,976

		28,976

Industrial Conglomerates–1.27%
Roper Technologies	645	111,237

		111,237

Insurance–3.09%
Assured Guaranty	3,744	89,819
Hartford Financial Services Group	2,607	108,373
Reinsurance Group of America	765	72,576

		270,768

Internet & Catalog Retail–0.63%
†Liberty Interactive Class A	1,992	55,278

		55,278

Internet Software & Services–1.57%
†comScore	1,085	57,787
†Hortonworks	632	16,002
†LinkedIn Class A	244	50,418
†New Relic	364	12,809

		137,016

IT Services–2.90%
†Alliance Data Systems	288	84,079
†Euronet Worldwide	1,315	81,135
Fidelity National Information Services	1,428	88,250

		253,464

Leisure Products–0.35%
†Performance Sports Group	1,693	30,474

		30,474

Life Sciences Tools & Services–2.54%
Agilent Technologies	1,024	39,506
†Charles River Laboratories International	1,092	76,811
†Illumina	199	43,454

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific	479	$62,155

		221,926

Machinery–2.92%
Crane.	658	38,644
Snap-on	774	123,259
Stanley Black & Decker	889	93,558

		255,461

Media–1.96%
EW Scripps Class A	1,304	29,796
Nexstar Broadcasting Group Class A	763	42,728
†Sirius XM Holdings	21,079	78,625
Tribune Media Class A	385	20,555

		171,704

Multi-Utilities–0.44%
CMS Energy	1,200	38,208

		38,208

Oil, Gas & Consumable Fuels–2.55%
†Concho Resources	875	99,627
Energen	731	49,927
GasLog	1,744	34,793
†Oasis Petroleum	1,688	26,755
†Penn Virginia	2,787	12,207

		223,309

Pharmaceuticals–2.84%
†Mallinckrodt	888	104,535
†Mylan	1,050	71,253
Perrigo	396	73,193

		248,981

Professional Services–1.76%
Equifax	1,146	111,265
†TransUnion	1,692	42,469

		153,734

Real Estate Investment Trusts–5.82%
American Realty Capital Properties	7,823	63,601
Brixmor Property Group	1,594	36,869
Host Hotels & Resorts	5,528	109,620
Liberty Property Trust	1,620	52,196
RLJ Lodging Trust	2,474	73,676
STAG Industrial	5,104	102,080
Weyerhaeuser	2,255	71,033

		509,075

Real Estate Management & Development–1.15%
Kennedy-Wilson Holdings	4,106	100,966

		100,966

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–4

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–0.45%
Kansas City Southern	430	$39,216

		39,216

Semiconductors & Semiconductor Equipment–2.94%
Avago Technologies	580	77,099
Maxim Integrated Products	1,763	60,956
†NXP Semiconductor	702	68,936
†Synaptics	581	50,393

		257,384

Software–2.45%
†Autodesk	1,017	50,926
†Mobileye	401	21,321
†ServiceNow	791	58,779
†Tableau Software Class A	724	83,477

		214,503

Specialty Retail–1.89%
Best Buy	1,304	42,523
†Cabela’s	1,107	55,328
†Genesco	574	37,901
†Party City Holdco	1,443	29,250

		165,002

Textiles, Apparel & Luxury Goods–2.80%
†Iconix Brand Group	1,899	47,418
†Kate Spade	972	20,937
PVH	368	42,394
†Sequential Brands Group	8,785	134,323

		245,072

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.64%
†Essent Group	2,045	$55,931

		55,931

Trading Companies & Distributors–0.59%
†United Rentals	593	51,959

		51,959

Wireless Telecommunication Services–1.26%
†SBA Communications Class A	678	77,950
†T-Mobile US	845	32,761

		110,711

Total Common Stock (Cost $7,699,093)		7,648,911

MASTER LIMITED PARTNERSHIPS–0.73%
GasLog Partners	1,483	33,931
MarkWest Energy Partners	537	30,276

Total Master Limited Partnerships (Cost $75,239)		64,207

MONEY MARKET FUND–14.62%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,279,115	1,279,115

Total Money Market Fund (Cost $1,279,115)		1,279,115

TOTAL VALUE OF SECURITIES–102.76% (Cost $9,053,447)	8,992,233
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.76%)	(241,152)

NET ASSETS APPLICABLE TO 872,438 SHARES OUTSTANDING–100.00%	$8,751,081

NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. OPPORTUNITIES MANAGED VOLATILITY FUND STANDARD CLASS ($10,035 / 1,000 Shares)	$10.035

NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. OPPORTUNITIES MANAGED VOLATILITY FUND SERVICE CLASS ($8,741,046 / 871,438 Shares)	$10.031

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$8,810,085
Undistributed net investment income	4,229
Net realized loss on investments	(1,638)
Net unrealized depreciation of investments and derivatives	(61,595)

TOTAL NET ASSETS	$8,751,081

†	Non-income producing for the period.

«	Includes $20,009 pledged as collateral for futures contracts, $25,749 due to custodian, $438,078 payable for securities purchased, and $31 payable for fund shares redeemed as of June 30, 2015.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–5

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) E-mini Russell 2000 Index	$(124,615)	$(125,040)	9/21/15	$(425)
(1) E-mini S&P 500 Index	(102,764)	(102,720)	9/21/15	44

	$(227,379)			$(381)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–6

LVIP BlackRock U.S. Opportunities Managed

Volatility Fund

Statement of Operations

May 1, 2015* to June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$15,264
EXPENSES:
Management fees	7,527
Professional fees	5,325
Distribution fees-Service Class	2,505
Accounting and administration expenses	542
Reports and statements to shareholders	440
Pricing fees	95
Custodian fees	38
Trustees’ fees and expenses	13
Other	3

16,488
Less expenses reimbursed	(5,453)

Total operating expenses	11,035

NET INVESTMENT INCOME	4,229

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,632
Futures contracts	(8,270)

Net realized loss	(1,638)

Net change in unrealized appreciation (depreciation) of:
Investments	(61,214)
Futures contracts	(381)

Net change in unrealized appreciation (depreciation)	(61,595)

NET REALIZED AND UNREALIZED LOSS	(63,233)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,004)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Statement of Changes in Net Assets

5/1/15* to 6/30/15 (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,229
Net realized loss	(1,638)
Net change in unrealized appreciation (depreciation)	(61,595)

Net decrease in net assets resulting from operations	(59,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000
Service Class	8,842,717

8,852,717

Cost of shares redeemed:
Service Class	(42,632)

(42,632)

Increase in net assets derived from capital share transactions	8,810,085

NET INCREASE IN NET ASSETS	8,751,081
NET ASSETS:
Beginning of period	—

End of period	$8,751,081

Undistributed net investment income	$4,229

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–7

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP BlackRock U.S. Opportunities Managed Volatility Fund
	Standard Class 5/1/15[1] to 6/30/15 (unaudited)	Service Class 5/1/15[1] to 6/30/15 (unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.011	0.007
Net realized and unrealized gain	0.024	0.024

Total from investment operations	0.035	0.031

Net asset value, end of period	$10.035	$10.031

Total return[3]	0.35%	0.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10	$ 8,741
Ratio of expenses to average net assets	0.85%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.39%	1.64%
Ratio of net investment income to average net assets	0.66%	0.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.12%	(0.13%	)
Portfolio turnover.	9%	9%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–8

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Opportunities Managed Volatility Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period May 1, 2015* through June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–9

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2015* through June 30, 2015.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the average daily net assets of the Fund in excess of $500 million. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.85% of the average daily net assets for the Standard Class and 1.10% for the Service Class. The agreement will continue through at least April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

BlackRock Investment Management LLC (Sub-Adviser) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2015* through June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$29
Legal.	8

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $22 for the period May 1, 2015* through June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17 for the period May 1, 2015* through June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables from or liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$2,695
Management fees payable to LIAC	4,258
Distribution fees payable to LFD	1,417
Printing and mailing fees payble to Lincoln Life	17

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affliliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 100.00% of the Standard Class shares and 57.26% of the Service Class shares of the Fund.

* Date of commencement of operations.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–10

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the period May 1, 2015* through June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$8,373,020
Sales	605,319

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$9,053,447

Aggregate unrealized appreciation	$162,564
Aggregate unrealized depreciation	(223,778)

Net unrealized depreciation	$(61,214)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$7,648,911
Master Limited Partnerships	64,207
Money Market Fund	1,279,115

Total	$8,992,233

Futures Contracts	$(381)

There were no Level 3 investments at the end of the period.

During the period May 1, 2015* through June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–11

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/15* to 6/30/15

Shares sold:
Standard Class	1,000
Service Class	875,635

876,635

Shares redeemed:
Service Class	(4,197)

(4,197)

Net increase	872,438

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$381

The effect of derivative instruments on the Statement of Operations for the period May 1, 2015* through June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(8,270)	$(381)

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–12

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2015* through June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2015* through June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$74,349	$1,837

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counter party certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs	$44	$(425)	$(381)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Goldman Sachs	$(381)	$—	$—	$—	$381	$—

(a)Net amount represents the net amount receivable/(payable) to the counterparty in the event of default.

* Date of commencement of operations.

6. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period May 1, 2015* through June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

* Date of commencement of operations.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–13

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–14

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Other Fund Information (unaudited)

On December 9, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met and considered, among other things, the organization and offering of the LVIP BlackRock U.S. Opportunities Managed Volatility Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser and an investment sub-advisory agreement between LIAC and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the BlackRock Fund (the “Sub-Advisory Agreement”).

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”), and BlackRock prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life, and BlackRock provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of BlackRock, in investment strategies similar to the Fund, advisory fees and the estimated expense ratios of the Fund as compared to the medium, high, average and low fees and expense ratios of funds in a Morningstar peer group, information about the sub-advisory fees, estimated profitability and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and Lincoln Life and LIAC employees to consider the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement and Sub-Advisory Agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement and the Sub-Advisory Agreement.

In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC for the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff.

The Board also considered that Lincoln Life would provide administrative services for the New Funds as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of Lincoln Life would also be providing services to the BlackRock Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. For the Fund, the Board considered information provided by management regarding the Morningstar Mid Cap Growth funds peer group. The Board reviewed the Fund’s proposed advisory fee of 0.75% and noted that it was the same as the median advisory fee of the Morningstar peer group. The Board considered that LIAC had implemented an expense limitation for the Fund through April 30, 2016. In light of the nature, quality and extent of services to be provided by LIAC the Board concluded that the Fund’s investment management fee was reasonable.

Performance. With respect to performance, the Board considered that the Fund had not yet commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated profitability of LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated costs.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund.

Fallout Benefits. The Board reviewed materials provided by LIAC and Lincoln Life as to benefits LIAC and its affiliates may receive because of its relationship with the Funds, including the Fund. Lincoln Life Insurance Companies receive 12b-1 fees which are then paid out in commissions to registered representatives who sell registered annuity and life products. These 12b-1 fees are paid by the Funds through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Funds. Lincoln Life serves as the administrator for the Funds for which it is separately reimbursed. The Board also noted that the Lincoln Life Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Funds by the Lincoln Life Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Funds when it bargains together with the Funds for certain services. Initial premiums received by Lincoln Life Insurance Companies are credited with interest until the policy is issued and the premium allocated to the Funds, and subsequently received premiums are allocated to the Funds as received.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–15

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Other Fund Information (continued)

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services to be provided by BlackRock under the Sub-Advisory Agreement. The Board also considered that BlackRock served as sub-adviser to other Funds in the Trust. The Board reviewed the services to be provided by BlackRock, the backgrounds of the investment professionals at BlackRock and the reputation, resources and investment approach of BlackRock. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-advisory Fee. With respect to the sub-advisory fee to be paid to BlackRock, the Board considered that the rate of the proposed sub-advisory fee, which includes a breakpoint, was negotiated between LIAC and BlackRock and concluded the proposed sub-advisory fee was reasonable.

Profitability, Economies of Scale and Fallout Benefits. The Board considered that the Fund had not commenced operations and had no assets. The Board noted that the subadvisory fee schedule was negotiated between LIAC and BlackRock. The Board reviewed materials provided by BlackRock and noted that BlackRock expects that its engagement with the Fund will raise its profile in the broker-dealer community, and considered that BlackRock plans to use research obtained by soft dollars generated by transactions with the Fund.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the Advisory Agreement and the Sub-Advisory Agreement are fair and reasonable and that approval of each Agreement is in the best interests of the Fund.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–16

LVIP Clarion Global Real Estate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Clarion Global Real Estate Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Clarion Global Real Estate Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$966.20	0.73%	$3.56
Service Class Shares	1,000.00	965.10	0.98%	4.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets
Common Stock	98.17%
Australia	6.55%
France	6.05%
Germany	2.28%
Hong Kong	7.87%
Japan	12.03%
Netherlands	0.97%
Singapore	4.59%
Spain	0.20%
Sweden	0.38%
Switzerland	0.26%
United Kingdom	7.60%
United States	49.39%
Right	0.01%
Money Market Fund	1.48%
Total Value of Securities	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Diversified REITs	20.34%
Health Care REITs	4.31%
Hotel REITs	4.80%
Industrial REITs	3.94%
Office REITs	13.51%
Real Estate Management & Development	20.77%
Residential REITs	11.80%
Retail REITs	16.83%
Storage REITs	1.87%
Total	98.17%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Simon Property Group	4.99%
Equity Residential	3.66%
Mitsui Fudosan	3.40%
Sun Hung Kai Properties	3.29%
Health Care REIT	2.97%
General Growth Properties	2.44%
AvalonBay Communities	2.40%
Unibail-Rodamco	2.31%
Host Hotels & Resorts	2.28%
Land Securities Group	2.23%
Total	29.97%

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.17%
Australia–6.55%
Federation Centres	2,767,175	$6,232,213
Goodman Group	1,742,638	8,427,486
GPT Group	1,888,819	6,235,301
†@=GPT Group In-Specie	4,536,115	0
Investa Office Fund	1,175,146	3,444,282
Mirvac Group	4,365,715	6,229,461
Scentre Group	586,047	1,695,068
Stockland	1,607,801	5,084,397

		37,348,208

France–6.05%
Gecina	22,249	2,741,131
ICADE	75,278	5,374,222
Klepierre	248,132	10,910,519
Mercialys	100,022	2,231,062
Unibail-Rodamco	52,203	13,188,869

		34,445,803

Germany–2.28%
Deutsche Annington Immobilien	46,406	1,308,444
Deutsche Wohnen	147,428	3,377,210
LEG Immobilien	119,231	8,280,894

		12,966,548

■Hong Kong–7.87%
†Cheung Kong Property Holdings	537,000	4,454,563
China Overseas Land & Investment	914,919	3,228,195
China Resources Land	458,000	1,486,015
Hang Lung Properties	930,000	2,765,500
Link REIT	831,200	4,868,344
New World Development	5,071,300	6,634,025
Sun Hung Kai Properties	1,156,900	18,745,858
Swire Properties	842,600	2,690,398

		44,872,898

Japan–12.03%
GLP J-Reit	2,384	2,277,992
Japan Hotel REIT Investment	1,803	1,201,116
Japan Real Estate Investment	1,394	6,335,328
Japan Retail Fund Investment	3,253	6,511,850
Kenedix Office Investment	738	3,703,874
Mitsubishi Estate	370,800	7,990,961
Mitsui Fudosan	691,200	19,361,962
Nippon Prologis REIT	1,992	3,670,074
Orix JREIT	2,064	2,976,047
Sumitomo Realty & Development	295,188	10,359,569
Tokyo Tatemono	58,100	807,340
United Urban Investment	2,364	3,344,845

		68,540,958

Netherlands–0.97%
Eurocommercial Properties CVA	74,629	3,110,985

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
NSI	619,110	$2,435,584

		5,546,569

Singapore–4.59%
CapitaLand	3,193,000	8,298,741
CapitaLand Commercial Trust	1,987,800	2,302,728
CapitaLand Mall Trust	1,834,200	2,928,400
City Developments	185,000	1,343,556
Hongkong Land Holdings	1,135,300	9,309,460
Suntec Real Estate Investment Trust	1,534,500	1,965,628

		26,148,513

Spain–0.20%
†Hispania Activos Inmobiliarios SAU	76,379	1,120,187

		1,120,187

Sweden–0.38%
Hufvudstaden Class A	180,110	2,191,471

		2,191,471

Switzerland–0.26%
PSP Swiss Property	17,492	1,496,802

		1,496,802

United Kingdom–7.60%
British Land	777,679	9,695,074
Derwent London	120,484	6,439,728
Great Portland Estates	425,172	5,183,585
Hammerson	645,910	6,246,027
Land Securities Group	672,309	12,717,426
Safestore Holdings	417,171	1,853,193
UNITE Group	128,260	1,151,626

		43,286,659

United States–49.39%
Alexandria Real Estate Equities	73,500	6,428,310
American Realty Capital Properties	738,400	6,003,192
AvalonBay Communities	85,665	13,695,264
Boston Properties	59,090	7,152,254
DCT Industrial Trust	123,050	3,868,692
DDR	425,600	6,579,776
Douglas Emmett	183,500	4,943,490
Duke Realty	242,800	4,508,796
Equity Residential	297,450	20,872,067
Essex Property Trust	43,013	9,140,263
†Forest City Enterprises Class A	149,200	3,297,320
General Growth Properties	541,500	13,894,890
Health Care REIT	258,000	16,932,540
Healthcare Realty Trust	173,500	4,035,610
Healthcare Trust of America Class A	149,600	3,582,920
Highwoods Properties	76,950	3,074,153
Host Hotels & Resorts	655,700	13,002,531
Kilroy Realty	135,700	9,112,255
Kimco Realty	395,030	8,903,976

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
United States (continued)
Liberty Property Trust	92,700	$2,986,794
Macerich	30,019	2,239,417
Paramount Group	289,100	4,960,956
Pebblebrook Hotel Trust	74,700	3,203,136
Post Properties	62,600	3,403,562
Prologis	291,290	10,806,859
Public Storage	57,800	10,656,586
Ramco-Gershenson Properties Trust	124,700	2,035,104
Simon Property Group	164,500	28,461,790
SL Green Realty	109,200	11,999,988
Spirit Realty Capital	562,600	5,440,342
†Strategic Hotels & Resorts	382,600	4,637,112
Sun Communities	60,400	3,734,532
Sunstone Hotel Investors	266,140	3,994,761
Taubman Centers	31,400	2,182,300
UDR	341,800	10,947,854
Vornado Realty Trust	113,100	10,736,583

		281,455,975

Total Common Stock (Cost $474,104,983)		559,420,591

Number of Shares		Value (U.S. $)
RIGHT–0.01%
†Deutsche Annington Immobilien	46,406	$68,267

Total Right (Cost $0)		68,267

MONEY MARKET FUND–1.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,426,626	8,426,626

Total Money Market Fund (Cost $8,426,626)		8,426,626

TOTAL VALUE OF SECURITIES–99.66% (Cost $482,531,609)	567,915,484
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	1,927,094

NET ASSETS APPLICABLE TO 60,729,720 SHARES OUTSTANDING–100.00%	$569,842,578

NET ASSET VALUE PER SHARE–LVIP CLARION GLOBAL REAL ESTATE FUND STANDARD CLASS ($451,061,130 / 47,966,861 Shares)	$9.404

NET ASSET VALUE PER SHARE–LVIP CLARION GLOBAL REAL ESTATE FUND SERVICE CLASS ($118,781,448 / 12,762,859 Shares)	$9.307

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$564,909,384
Undistributed net investment income	5,231,024
Accumulated net realized loss on investments	(85,672,787)
Net unrealized appreciation of investments and derivatives	85,374,957

Total net assets	$569,842,578

r	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $2,869,914 payable for securities purchased and $114,617 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	EUR	442,465	USD	(498,118)	7/1/15	$(5,006)
BBH	EUR	483,712	USD	(539,242)	7/2/15	(155)
BBH	HKD	1,015,723	USD	(131,017)	7/2/15	20
BBH	HKD	(5,581,643)	USD	719,997	7/3/15	(82)
BBH	JPY	(15,474,872)	USD	124,938	7/1/15	(1,554)
BBH	JPY	(23,678,091)	USD	193,293	7/2/15	(255)
BBH	JPY	(2,669,895)	USD	21,818	7/3/15	(6)

						$(7,038)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

BBH–Brown Brothers Harriman, New York

CVA–Dutch Certificate

EUR–Euro

HKD–Hong Kong Dollar

JPY–Japanese Yen

REIT–Real Estate Investment Trust

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–5

LVIP Clarion Global Real Estate Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$9,255,748
Foreign tax withheld	(332,464)

8,923,284

EXPENSES:
Management fees	1,975,698
Distribution fees-Service Class	153,127
Accounting and administration expenses	70,769
Custodian fees	28,465
Professional fees	23,583
Reports and statements to shareholders	17,251
Pricing fees	8,918
Trustees’ fees and expenses	6,645
Consulting fees	1,055
Other	3,029

Total operating expenses	2,288,540

NET INVESTMENT INCOME	6,634,744

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,191,484
Foreign currencies	(181,855)
Foreign currency exchange contracts	(15,014)

Net realized gain	4,994,615

Net change in unrealized appreciation (depreciation) of:
Investments	(31,760,489)
Foreign currencies	30,844
Foreign currency exchange contracts	(7,099)

Net change in unrealized appreciation (depreciation)	(31,736,744)

NET REALIZED AND UNREALIZED LOSS	(26,742,129)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,107,385)

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,634,744	$11,651,252
Net realized gain	4,994,615	6,107,427
Net change in unrealized appreciation (depreciation)	(31,736,744)	50,300,202

Net increase (decrease) in net assets resulting from operations	(20,107,385)	68,058,881

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,833,774)
Service Class	—	(2,613,753)

	—	(14,447,527)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	50,756,794	98,416,765
Service Class	20,006,744	16,789,533
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	11,833,774
Service Class	—	2,613,753

	70,763,538	129,653,825

Cost of shares redeemed:
Standard Class	(43,008,244)	(51,710,682)
Service Class	(15,738,501)	(25,485,755)

	(58,746,745)	(77,196,437)

Increase in net assets derived from capital share transactions	12,016,793	52,457,388

NET INCREASE (DECREASE) IN NET ASSETS	(8,090,592)	106,068,742
NET ASSETS:
Beginning of period	577,933,170	471,864,428

End of period	$569,842,578	$577,933,170

Undistributed (distributions in excess of) net investment income	$5,231,024	$(1,403,720)

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–6

LVIP Clarion Global Real Estate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12[2]	12/31/11	12/31/10

Net asset value, beginning of period	$9.732	$8.778	$8.497	$6.815	$7.462	$6.326

Income (loss) from investment operations:
Net investment income[3]	0.115	0.212	0.156	0.148	0.130	0.185
Net realized and unrealized gain (loss)	(0.443)	1.000	0.125	1.534	(0.777)	0.951

Total from investment operations	(0.328)	1.212	0.281	1.682	(0.647)	1.136

Less dividends and distributions from:
Net investment income	—	(0.258)	—	—	—	—

Total dividends and distributions	—	(0.258)	—	—	—	—

Net asset value, end of period	$9.404	$9.732	$8.778	$8.497	$6.815	$7.462

Total return[4]	(3.38% )	13.89%	3.31%	24.68%	(8.67% )	17.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$451,061	$459,143	$359,296	$254,075	$141,780	$149,233
Ratio of expenses to average net assets	0.73%	0.73%	0.77%	0.84%	0.84%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.81%	1.03%	1.07%	1.06%	1.10%
Ratio of net investment income to average net assets	2.31%	2.25%	1.77%	1.91%	1.77%	2.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.31%	2.17%	1.51%	1.68%	1.55%	2.58%
Portfolio turnover	24%	33%	40%	120%	95%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–7

LVIP Clarion Global Real Estate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12[2]	12/31/11	12/31/10

Net asset value, beginning of period	$9.643	$8.681	$8.425	$6.773	$7.435	$6.319

Income (loss) from investment operations:
Net investment income[3]	0.101	0.186	0.133	0.127	0.111	0.169
Net realized and unrealized gain (loss)	(0.437)	0.989	0.123	1.525	(0.773)	0.947

Total from investment operations	(0.336)	1.175	0.256	1.652	(0.662)	1.116

Less dividends and distributions from:
Net investment income	—	(0.213)	—	—	—	—

Total dividends and distributions	—	(0.213)	—	—	—	—

Net asset value, end of period	$9.307	$9.643	$8.681	$8.425	$6.773	$7.435

Total return[4]	(3.49% )	13.60%	3.04%	24.39%	(8.90% )	17.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$118,782	$118,790	$112,568	$106,546	$88,540	$80,948
Ratio of expenses to average net assets	0.98%	0.98%	1.02%	1.09%	1.09%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	1.06%	1.28%	1.32%	1.31%	1.35%
Ratio of net investment income to average net assets	2.06%	2.00%	1.52%	1.66%	1.52%	2.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	1.92%	1.26%	1.43%	1.30%	2.33%
Portfolio turnover	24%	33%	40%	120%	95%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–8

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Clarion Global Real Estate Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP Clarion Global Real Estate Fund–9

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $45,844 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.73% of the first $250 million of the average net assets of the Fund; and 0.63% of the average net assets of the Fund in excess of $250 million.

CBRE Clarion Securities LLC (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$13,086
Legal	3,594

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,952 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$319,168
Distribution fees payable to LFD	24,776
Printing and mailing fees payable to Lincoln Life	3,710

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Clarion Global Real Estate Fund–10

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$154,036,332
Sales	137,977,428

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$482,531,609

Aggregate unrealized appreciation	$115,357,689
Aggregate unrealized depreciation	(29,973,814)

Net unrealized appreciation	$85,383,875

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring		Post-Enactment Losses (No Expiration)*
2016	2017	Short-Term	Long-Term	Total
$23,657,023	$43,681,858	$5,995,273	$—	$73,334,154

*Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–11

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$37,348,208	$—	$—	$37,348,208
France	34,445,803	—	—	34,445,803
Germany	12,966,548	—	—	12,966,548
Hong Kong	54,182,358	—	—	54,182,358
Japan	68,540,958	—	—	68,540,958
Netherlands	5,546,569	—	—	5,546,569
Singapore	16,839,053	—	—	16,839,053
Spain	1,120,187	—	—	1,120,187
Sweden	2,191,471	—	—	2,191,471
Switzerland	1,496,802	—	—	1,496,802
United Kingdom	43,286,659	—	—	43,286,659
United States	281,455,975	—	—	281,455,975
Money Market Fund	8,426,626	—	—	8,426,626
Rights	—	—	68,267	68,267

Total	$567,847,217	$—	$68,267	$567,915,484

Foreign Currency Exchange Contracts	$—	$(7,038)	$—	$(7,038)

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	5,125,750	10,466,437
Service Class	2,015,903	1,804,918
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,240,260
Service Class	—	276,477

	7,141,653	13,788,092

Shares redeemed:
Standard Class	(4,339,820)	(5,458,471)
Service Class	(1,571,417)	(2,730,127)

	(5,911,237)	(8,188,598)

Net increase	1,230,416	5,599,494

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or

LVIP Clarion Global Real Estate Fund–12

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$20	Receivables and other assets net of liabilities	$(7,058)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(15,014)	$(7,099)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$623,359	$517,762

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are

LVIP Clarion Global Real Estate Fund–13

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Clarion Global Real Estate Fund–14

LVIP ClearBridge Large Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP ClearBridge Large Cap Managed

Volatility Fund

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Large Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2015* to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015* to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual*
Standard Class Shares	$1,000.00	$984.00	0.10%	$0.17
Service Class Shares	1,000.00	983.40	0.45%	0.75
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*

The Fund commenced operations on May 1, 2015. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period’’ for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Investment Companies	103.68%
Equity Funds	89.94%
Money Market Fund	13.74%
Total Value of Securities	103.68%
Liabilities Net of Receivables and Other Assets	(3.68%)
Total Net Assets	100.00%

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–103.68%
Equity Funds–89.94%
ClearBridge–
Variable Aggressive Growth Portfolio	88,163	$2,779,764
Variable Appreciation Portfolio	78,468	2,791,117
*QS Batterymarch® –
†U.S. Large Cap Equity Fund	40,843	695,960
*QS Batterymarch Insurance Series® –
Global Dividend Fund	63,103	699,816

		6,966,657

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–13.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,063,767	$1,063,767

		1,063,767

Total Investment Companies (Cost $8,150,067)		8,030,424

TOTAL VALUE OF SECURITIES–103.68% (Cost $8,150,067)	8,030,424
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.68%)	(284,842)

NET ASSETS APPLICABLE TO 787,597 SHARES OUTSTANDING–100.00%	$ 7,745,582

†	Non-income producing for the period.

*	Institutional Class shares.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(308,293)	$(308,160)	9/21/15	$133

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–3

LVIP ClearBridge Large Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments, at value	$8,030,424
Receivables for fund shares sold	260,057
Cash collateral for derivatives	14,517
Due from manager and affiliates	4,883
Dividends and interest receivable	1,280
Unrealized appreciation from open future contracts	133

TOTAL ASSETS	8,311,294

LIABILITIES:
Payable for securities purchased	553,822
Accrued expenses payable	10,476
Due to manager and affiliates	1,363
Payables for fund shares redeemed	51

TOTAL LIABILITIES	565,712

TOTAL NET ASSETS	$7,745,582

Investments, at cost	$8,150,067

Standard Class :
Net Assets	$37,698
Shares Outstanding	3,831
Net Asset Value Per Share	$9.840

Service Class :
Net Assets	$7,707,884
Shares Outstanding	783,766
Net Asset Value Per Share	$9.834

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$7,864,475
Undistributed net investment income	753
Accumulated net realized loss on investments	(136)
Net unrealized depreciation of investments and derivatives	(119,510)

Total net assets	$7,745,582

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–4

LVIP ClearBridge Large Cap Managed

Volatility Fund

Statement of Operations

May 1, 2015* to June 30, 2015 (unaudited)

LVIP ClearBridge Large Cap Managed

Volatility Fund

Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from investment companies	$3,290

EXPENSES:
Accounting and administration expenses	5,180
Professional fees	4,801
Management fees	3,907
Distribution fees-Service Class	1,971
Reports and statements to shareholders	546
Custodian fees	34
Pricing fees	7
Trustees’ fees and expenses	1
Other	2

16,449
Less management fees waived	(3,907)
Less expenses reimbursed	(10,005)

Total operating expenses	2,537

NET INVESTMENT INCOME	753

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in investment companies	11,283
Futures contracts	(11,419)

Net realized loss	(136)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	(119,643)
Futures contracts	133

Net change in unrealized appreciation (depreciation)	(119,510)

NET REALIZED AND UNREALIZED LOSS	(119,646)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(118,893)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/15* to 6/30/15 (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$753
Net realized loss	(136)
Net unrealized depreciation	(119,510)

Net decrease in net assets resulting from operations	(118,893)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,237
Service Class	7,906,825

7,945,062

Cost of shares redeemed:
Standard Class	(23)
Service Class	(80,564)

(80,587)

Increase in net assets derived from capital share transactions	7,864,475

NET INCREASE IN NET ASSETS	7,745,582
NET ASSETS:
Beginning of period.	—

End of period	$7,745,582

Undistributed net investment income	$753

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–5

LVIP ClearBridge Large Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP ClearBridge Large Cap Managed Volatility Fund
	Standard Class 5/1/15[1] to 6/30/15 (unaudited)		Service Class 5/1/15[1] to 6/30/15 (unaudited)

Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment income[2]	0.008		0.002
Net realized and unrealized loss	(0.168)		(0.168)
Total from investment operations	(0.160)		(0.166)

Net asset value, end of period	$ 9.840		$ 9.834

Total return[3]	(1.60%	)	(1.66%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 38		$ 7,708
Ratio of expenses to average net assets[4]	0.10%		0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.51%		2.86%
Ratio of net investment income to average net assets	0.47%		0.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(1.94%	)	(2.29%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–6

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP ClearBridge Large Cap Managed Volatility Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (LIAC) or unaffiliated managers, primarily ClearBridge Funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the period May 1, 2015* through June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain / loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP ClearBridge Large Cap Managed Volatility Fund–7

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2015* through June 30, 2015.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive its advisory fee. The waiver amount is 0.69% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2015* through June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$—
Legal	—

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $10 for the period May 1, 2015* to June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17 for the period May 1, 2015* to June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,883
Distribution fees payable to LFD	1,346
Printing and mailing fees payable to Lincoln Life	17

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life owned 26.10% of the Standard Class and 25.39% of the Service Class shares of the Fund.

* Date of commencement of operations.

LVIP ClearBridge Large Cap Managed Volatility Fund–8

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the period May 1, 2015* through June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$7,086,300
Sales	—

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$8,150,067

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(119,643)

Net unrealized depreciation	$(119,643)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$8,030,424

Futures Contracts	$133

There were no Level 3 investments at the end of the period.

During the period May 1, 2015* through June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

*	Date of commencement of operations.

LVIP ClearBridge Large Cap Managed Volatility Fund–9

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/15*
to
6/30/15
Shares sold:
Standard Class	3,833
Service Class	791,800

795,633

Shares redeemed:
Standard Class	(2)
Service Class	(8,034)

(8,036)

Net increase	787,597

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP ClearBridge Large Cap Managed Volatility Fund–10

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Unrealized appreciation from open futures contracts	$133	Unrealized depreciation from open futures contracts	$—

The effect of derivative instruments on the Statement of Operations for the period May 1, 2015* through June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(11,419)	$133

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2015* through June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2015* through June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$40,628	$13,481

* Date of commencement of operations.

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–11

LVIP ClearBridge Large Cap Managed Volatility Fund

Other Fund Information (unaudited)

On December 9, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met and considered, among other things, the organization and offering of the LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (“Lincoln Life”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment management agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and Lincoln Life provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, advisory fees and the estimated expense ratios of the Fund as compared to the medium, high, average and low fees and expense ratios of funds in a Morningstar peer group, estimated profitability and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and Lincoln Life and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC for the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff.

The Board also considered that Lincoln Life would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of Lincoln Life would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. For the Fund, the Board considered information provided by management regarding the Morningstar Large Cap Growth funds peer group. The Board reviewed the Fund’s proposed advisory fee of 0.69% and noted that it was the same as the median advisory fee of the Morningstar peer group. The Board considered that LIAC had implemented an advisory fee waiver and expense limitation for the Fund through April 30, 2016. In light of the nature, quality and extent of services to be provided by LIAC, the Board concluded that the Fund’s investment management fee was reasonable.

Performance. With respect to performance, the Board considered that the Fund had not yet commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated profitability of LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated costs.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund.

Fallout Benefits. The Board reviewed materials provided by LIAC and Lincoln Life as to benefits LIAC and its affiliates may receive because of its relationship with the Funds, including the Fund. Lincoln Life insurance companies receive 12b-1 fees which are then paid out in commissions to registered representatives who sell registered annuity and life products. These 12b-1 fees are paid by the Funds through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Funds. Lincoln Life serves as the administrator for the Funds for which it is separately reimbursed. The Board also noted that the Lincoln Life Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Funds by the Lincoln Life Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Funds when it bargains together with the Funds for certain services. Initial premiums received by Lincoln Life Insurance Companies are credited with interest until the policy is issued and the premium allocated to the Funds, and subsequently received premiums are allocated to the Funds as received.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Agreement is in the best interests of the Fund.

LVIP ClearBridge Large Cap Managed Volatility Fund–12

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

(formerly LVIP ClearBridge Variable Appreciation RPM Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP ClearBridge Variable Appreciation

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$987.40	0.00%	$—
Service Class Shares	1,000.00	985.60	0.35%		1.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.79	0.00%	$—
Service Class Shares	1,000.00	1,023.06	0.35%		1.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–1

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.83%
Equity Fund	92.86%
Money Market Fund	6.97%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–2

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.83%
Equity Fund–92.86%
*ClearBridge Variable Appreciation Portfolio	3,006,157	$106,929,018

		106,929,018

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.97%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares	8,022,629	$8,022,629

		8,022,629

Total Investment Companies (Cost $114,175,362)		114,951,647

TOTAL VALUE OF SECURITIES–99.83% (Cost $114,175,362)	114,951,647
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	199,327

NET ASSETS APPLICABLE TO 11,124,159 SHARES OUTSTANDING–100.00%	$115,150,974

NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE VARIABLE APPERCIATION RPM FUND STANDARD CLASS ($78,975 / 7,617 Shares)	$10.368

NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE VARIABLE APPERCIATION RPM FUND SERVICE CLASS ($115,071,999 / 11,116,542 Shares)	$10.351

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$115,392,779
Accumulated net investment loss	(119,005)
Accumulated net realized loss on investments	(901,080)
Net unrealized appreciation of investments and derivatives	778,280

TOTAL NET ASSETS	$115,150,974

*	Series I Shares.

«	Includes $319,396 cash pledged as collateral for futures contracts, $317,967 payable for securities purchased, and $13,176 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(45)	E-mini S&P 500 Index	$(4,624,395)	$(4,622,400)	9/21/15	$1,995

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–3

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$40,673

EXPENSES:
Management fees	296,159
Distribution fees-Service Class	161,825
Accounting and administration expenses	33,889
Professional fees	10,445
Reports and statements to shareholders	3,694
Trustees’ fees and expenses	829
Custodian fees	821
Pricing fees	111
Consulting fees	19
Other	120

507,912
Less management fees waived	(296,159)
Less expenses reimbursed	(49,928)

Total operating expenses	161,825

NET INVESTMENT LOSS	(121,152)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	521,937
Sale of investments in investment companies	(128,949)
Futures contracts	(1,819,481)

Net realized loss	(1,426,493)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	32,381
Futures contracts	30,747

Net change in unrealized appreciation (depreciation)	63,128

NET REALIZED AND UNREALIZED LOSS	(1,363,365)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,484,517)

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	1/2/14* to 12/31/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(121,152)	$551,828
Net realized gain (loss)	(1,426,493)	545,729
Net change in unrealized appreciation (depreciation)	63,128	715,152

Net increase (decrease) in net assets resulting from operations	(1,484,517)	1,812,709

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(952)
Service Class	—	(572,171)

	—	(573,123)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,014	166,477
Service Class	58,776,298	66,544,049
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	952
Service Class	—	572,171

	58,781,312	67,283,649

Cost of shares redeemed:
Standard Class	(1,556)	(92,717)
Service Class	(6,837,549)	(3,737,234)

	(6,839,105)	(3,829,951)

Increase in net assets derived from capital share transactions	51,942,207	63,453,698

NET INCREASE IN NET ASSETS	50,457,690	64,693,284
NET ASSETS:
Beginning of period	64,693,284	—

End of period	$115,150,974	$64,693,284

Undistributed (accumulated) net investment income (loss)	$(119,005)	$2,147

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–4

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)		1/2/14[2] to 12/31/14
Net asset value, beginning of period	$10.501		$10.000

Income from investment operations:
Net investment income[3]	0.005		0.258
Net realized and unrealized gain (loss)	(0.138)		0.375

Total from investment operations	(0.133)		0.633

Less dividends and distributions from:
Net investment income	—		(0.132)

Total dividends and distributions	—		(0.132)

Net asset value, end of period	$10.368		$10.501

Total return[4]	(1.26%	)	6.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79		$76
Ratio of expenses to average net assets[5]	0.00%		0.00%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	0.75%		0.88%
Ratio of net investment income (loss) to average net assets	0.09%		2.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.66%	)	1.67%
Portfolio turnover	5%		6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–5

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)		1/2/14[2] to 12/31/14
Net asset value, beginning of period	$10.502		$10.000

Income from investment operations:
Net investment income (loss)[3]	(0.014)		0.229
Net realized and unrealized gain (loss)	(0.137)		0.368

Total from investment operations	(0.151)		0.597

Less dividends and distributions from:
Net investment income	—		(0.095)

Total dividends and distributions	—		(0.095)

Net asset value, end of period	$10.351		$10.502

Total return[4]	(1.44%	)	5.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,072		$64,617
Ratio of expenses to average net assets[5]	0.35%		0.35%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	1.10%		1.23%
Ratio of net investment income to average net assets	(0.26%	)	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.01%	)	1.32%
Portfolio turnover	5%		6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–6

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP ClearBridge Variable Appreciation Managed Volatility Fund (formerly, LVIP ClearBridge Variable Appreciation RPM Fund) (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies (mutual funds), primarily the ClearBridge Variable Appreciation Portfolio (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The ClearBridge Variable Appreciation Portfolio, which is advised by an unaffiliated adviser, invests primarily in equity securities of U.S. companies. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Federal income tax return for the open tax year (December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–7

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.64% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive its advisory fee. The waiver amount is 0.64% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, fees for these administrative and legal services amounted as follows:

Administrative	$1,853
Legal	509

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $2,629 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,648 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$11,621
Distribution fees payable to LFD	32,662
Printing and mailing fees payble to Lincoln Life	56

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life owned 13.29% of the Standard Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$51,290,960
Sales	4,453,079

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$114,175,362

Aggregate unrealized appreciation	$776,285
Aggregate unrealized depreciation	—

Net unrealized appreciation	$776,285

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–8

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$114,951,647

Futures Contracts	$1,995

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	1/2/14* to 12/31/14
Shares sold:
Standard Class	481	16,206
Service Class	5,615,080	6,464,555
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	90
Service Class	—	53,989

	5,615,561	6,534,840

Shares redeemed:
Standard Class	(147)	(9,013)
Service Class	(651,456)	(365,626)

	(651,603)	(374,639)

Net increase	4,963,958	6,160,201

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–9

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$1,995	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change unrealized appreciation (depreciation) of futures contracts	$(1,819,481)	$30,747

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$3,744,743	$5,725,481

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–10

LVIP Delaware Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Delaware Bond Fund

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,001.20	0.35%	$1.74
Service Class Shares	1,000.00	999.40	0.70%	3.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.32	0.70%	3.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.40%
Agency Mortgage-Backed Securities	29.08%
Agency Obligation	0.20%
Commercial Mortgage-Backed Securities	6.34%
Corporate Bonds	36.89%
Aerospace & Defense	0.12%
Air Freight & Logistics	0.18%
Airlines	0.28%
Auto Components	0.34%
Automobiles	0.13%
Beverages	0.10%
Biotechnology	0.33%
Building Products	0.06%
Capital Markets	0.57%
Chemicals	1.10%
Commercial Banks	3.78%
Commercial Services & Supplies	0.25%
Communications Equipment	0.38%
Computers & Peripherals	0.51%
Construction Materials	0.55%
Consumer Finance	0.80%
Diversified Consumer Services	0.05%
Diversified Financial Services	3.21%
Diversified Telecommunication Services	1.66%
Electric Utilities	3.83%
Electronic Equipment, Instruments & Components	0.33%
Energy Equipment & Services	0.13%
Food & Staples Retailing	0.09%
Food Products	0.53%
Health Care Equipment & Supplies	0.73%
Health Care Providers & Services	0.05%
Hotels, Restaurants & Leisure	0.48%
Household Durables	0.16%
Independent Power Producers & Energy Traders	0.03%
Insurance	1.59%

Security Type/Sector	Percentage of Net Assets
Internet Software & Services	0.44%
IT Services	0.06%
Machinery	0.42%
Media	1.66%
Metals & Mining	0.33%
Multiline Retail	0.04%
Multi-Utilities	1.33%
Oil, Gas & Consumable Fuels	4.00%
Paper & Forest Products	0.58%
Pharmaceuticals	1.50%
Real Estate Investment Trusts	1.55%
Road & Rail	0.06%
Semiconductors & Semiconductor Equipment	0.22%
Software	0.64%
Specialty Retail	0.46%
Textiles, Apparel & Luxury Goods	0.10%
Tobacco	0.24%
Wireless Telecommunication Services	0.91%
Municipal Bonds	2.62%
Non-Agency Asset-Backed Securities	8.17%
Non-Agency Collateralized Mortgage Obligations	0.22%
Senior Secured Loans	0.85%
Sovereign Bonds	1.15%
Supranational Banks	0.16%
U.S. Treasury Obligations	7.35%
Preferred Stock	0.37%
Option Purchased	0.01%
Short-Term Investments	21.27%
Total Value of Securities	116.08%
Liabilities Net of Receivables and Other Assets	(16.08%)
Total Net Assets	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.40%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	174,002	$203,029
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	62,015	70,487
Series 2002-83 GH 5.00% 12/25/17	1,480,368	1,536,679
Series 2003-38 MP 5.50% 5/25/23	2,178,528	2,384,748
Series 2003-78 B 5.00% 8/25/23	83,963	90,459
Series 2005-110 MB 5.50% 9/25/35	546,093	587,668
Series 2007-40 PT 5.50% 5/25/37	221,366	246,476
Series 2010-41 PN 4.50% 4/25/40	120,000	129,505
Series 2011-113 CP 5.00% 9/25/39	30,163	31,133
Series 2011-134 PA 4.00% 9/25/40	853,900	893,000
Series 2012-19 HB 4.00% 1/25/42	60,154	62,718
•*Series 2012-122 SD 5.913% 11/25/42	5,724,052	1,365,664
*Series 2013-20 IH 3.00% 3/25/33	1,604,123	241,190
*Series 2013-31 MI 3.00% 4/25/33	17,653,106	2,880,636
Series 2013-34 GP 3.00% 5/25/42	50,058,110	50,549,780
*Series 2013-44 DI 3.00% 5/25/33	24,099,666	3,510,916
Series 2013-44 Z 3.00% 5/25/43	1,958,678	1,787,444
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	57,529	65,320
Series 2326 ZQ 6.50% 6/15/31	297,765	338,405
Series 2512 PG 5.50% 10/15/22	61,965	67,879
Series 2557 WE 5.00% 1/15/18	1,242,812	1,291,121
Series 2708 ZD 5.50% 11/15/33	344,964	388,078
Series 2717 MH 4.50% 12/15/18	486,855	508,250
Series 3123 HT 5.00% 3/15/26	203,812	222,753
Series 3290 PE 5.50% 3/15/37	66,247	74,487
Series 3416 GK 4.00% 7/15/22	65,212	65,509
Series 3455 MB 4.50% 6/15/23	4,751,137	5,027,853
Series 3574 D 5.00% 9/15/39	7,796	8,596

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 3656 PM 5.00% 4/15/40	6,501,228	$7,179,319
•Series 3800 AF 0.686% 2/15/41	553,024	557,904
*Series 4185 LI 3.00% 3/15/33	5,613,437	812,343
*Series 4191 CI 3.00% 4/15/33	2,471,093	359,926
Series 4226 GZ 3.00% 7/15/43	333,619	301,689
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.587% 10/25/24	2,935,000	2,945,540
•Series 2015-DNA1 M2 2.037% 10/25/27	4,520,000	4,442,875
•Series 2015-HQ2 M2 2.137% 5/25/25	2,400,000	2,360,446
Freddie Mac Structured Pass Through Securities
¿Series T-58 2A 6.50% 9/25/43	615,644	702,042
•¿Series T-60 1A4C 4.706% 3/25/44	100,825	100,782
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,655,160
Series 2010-113 KE 4.50% 9/20/40	7,175,000	7,924,077

Total Agency Collateralized Mortgage Obligations (Cost $103,679,917)		103,971,886

AGENCY MORTGAGE-BACKED SECURITIES–29.08%
Fannie Mae 6.50% 8/1/17	74,774	77,034
Fannie Mae ARM
•2.315% 11/1/35	371,261	395,967
•2.325% 8/1/36	402	420
•2.357% 4/1/36	420,600	449,338
•2.416% 5/1/43	3,593,083	3,645,398
•2.546% 6/1/43	1,294,912	1,320,426
•2.952% 4/1/44	2,070,091	2,130,423
•3.10% 4/1/44	2,828,734	2,922,245
•3.191% 4/1/44	5,113,307	5,289,137
•3.265% 3/1/44	5,438,624	5,622,104
•3.293% 9/1/43	3,664,377	3,807,172
Fannie Mae Pool 5.50% 2/1/35	886,712	999,149
Fannie Mae Relocation 15 yr 4.00% 9/1/20	243,515	254,234
Fannie Mae Relocation 30 yr
5.00% 11/1/33	23,382	25,584
5.00% 1/1/34	124,441	136,119
5.00% 11/1/34	6,622	7,248
5.00% 10/1/35	132,503	144,956
5.00% 1/1/36	23,427	25,615
5.00% 2/1/36	218,274	237,884
Fannie Mae S.F. 15 yr
2.50% 2/1/28	7,500,912	7,648,815

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
2.50% 4/1/28	1,943,966	$1,979,856
2.50% 5/1/28	1,149,847	1,171,079
3.00% 12/1/25	100,450	104,286
3.00% 11/1/26	142,168	147,689
3.00% 2/1/27	683,228	709,548
3.00% 3/1/27	367,745	381,918
3.00% 4/1/27	922,496	958,380
3.00% 6/1/27	1,070,992	1,112,170
3.00% 5/1/28	585,326	608,786
3.50% 1/1/26	473,682	500,879
3.50% 7/1/26	2,197,497	2,324,099
3.50% 7/1/27	477,500	505,134
3.50% 12/1/28	1,720,306	1,823,598
4.00% 3/1/24	199,894	211,582
4.00% 5/1/24	879,775	927,072
4.00% 7/1/24	83,701	88,654
4.00% 11/1/24	16,362	17,495
4.00% 2/1/25	617,989	654,416
4.00% 5/1/25	1,867,313	1,995,492
4.00% 7/1/25	129,428	138,301
4.00% 9/1/25	196,370	207,886
4.00% 11/1/25	3,717,921	3,974,827
4.00% 1/1/26	366,973	390,035
4.00% 3/1/26	4,497,558	4,807,113
4.00% 12/1/26	3,090,604	3,272,524
4.00% 1/1/27	22,238,400	23,766,185
4.00% 4/1/27	627,265	666,952
4.00% 5/1/27	6,579,520	7,030,946
4.00% 8/1/27	3,821,420	4,083,203
4.50% 4/1/18	213,649	222,513
4.50% 9/1/18	5,969	6,217
4.50% 3/1/19	9,666	10,074
4.50% 4/1/20	4,538	4,732
4.50% 5/1/20	78,403	82,055
4.50% 7/1/20	27,692	29,049
4.50% 8/1/20	71,293	74,291
4.50% 10/1/20	88,960	93,306
4.50% 2/1/24	77,298	82,269
4.50% 9/1/24	192,809	207,035
4.50% 10/1/24	758,890	812,181
4.50% 12/1/24	224,752	234,301
4.50% 2/1/25	293,114	314,630
4.50% 4/1/25	1,545,581	1,652,334
4.50% 7/1/25	357,578	381,794
5.00% 6/1/19	36,861	38,586
5.00% 12/1/20	365,733	393,310
5.00% 2/1/21	2,691	2,817
5.00% 12/1/21	17,388	18,499
5.00% 6/1/23	684,430	742,704
5.00% 9/1/25	1,470,011	1,598,718
5.50% 1/1/21	1,282	1,394
5.50% 10/1/21	5,978	6,514

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
6.00% 12/1/17	668	$669
6.00% 8/1/21	999,106	1,083,632
6.00% 8/1/22	380,246	422,626
Fannie Mae S.F. 20 yr
3.00% 2/1/33	766,188	781,654
3.00% 8/1/33	3,090,291	3,152,647
3.50% 11/1/31	754,386	788,470
3.50% 4/1/33	659,544	690,461
3.50% 9/1/33	4,616,204	4,841,171
4.00% 12/1/30	1,279,097	1,365,571
4.00% 1/1/31	884,382	944,173
4.00% 2/1/31	2,424,618	2,572,492
4.50% 9/1/23	73,760	79,743
4.50% 4/1/24	6,659	7,199
5.00% 7/1/23	20,922	23,080
5.00% 11/1/23	163,485	180,333
5.00% 12/1/23	17,056	18,813
5.00% 7/1/27	83,674	92,298
5.00% 3/1/28	17,117	18,881
5.50% 7/1/23	98,397	110,383
5.50% 10/1/23	109,810	123,153
5.50% 2/1/24	278,742	312,726
5.50% 7/1/24	170,009	190,605
5.50% 12/1/24	56,307	63,131
5.50% 2/1/25	135,946	152,517
5.50% 7/1/25	178,129	199,852
5.50% 11/1/25	253,297	284,194
5.50% 10/1/28	252,391	282,967
5.50% 12/1/29	194,915	218,531
6.00% 10/1/21	7,939	9,002
6.00% 12/1/21	222,477	252,223
6.00% 10/1/22	185,895	210,750
6.00% 9/1/29	1,777,159	2,015,392
6.50% 10/1/18	3,157	3,625
6.50% 2/1/19	6,646	7,633
6.50% 10/1/24	9,889	11,357
6.50% 10/1/27	50,702	58,227
5.00% 2/1/30	1,371,797	1,514,794
Fannie Mae S.F. 30 yr
3.00% 7/1/42	2,975,247	2,980,137
3.00% 10/1/42	48,334,215	48,413,723
3.00% 12/1/42	11,195,149	11,213,566
3.00% 1/1/43	19,521,267	19,547,437
3.00% 2/1/43	2,115,841	2,119,006
3.00% 4/1/43	13,581,125	13,596,807
3.00% 5/1/43	54,271,503	54,333,203
3.00% 1/1/45	2,467,974	2,461,431
3.50% 7/1/42	3,787	3,914
3.50% 3/1/43	854,582	884,645
4.00% 1/1/41	5,469,532	5,827,504
4.00% 1/1/42	1,274,306	1,356,040
4.00% 6/1/43	583,989	621,596

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 7/1/43	1,112,792	$1,185,107
4.00% 8/1/43	1,541,185	1,640,437
4.00% 9/1/43	1,018,458	1,084,047
4.50% 7/1/36	872,726	946,662
4.50% 11/1/39	542,123	587,177
4.50% 11/1/40	2,343,135	2,538,838
4.50% 3/1/41	4,417,145	4,782,376
4.50% 4/1/41	7,797,890	8,453,175
4.50% 5/1/41	256,761	279,126
4.50% 6/1/41	20,111,721	21,804,725
4.50% 7/1/41	2,482,264	2,692,414
4.50% 10/1/41	2,571,493	2,791,244
4.50% 1/1/42	77,218,508	83,629,370
4.50% 9/1/42	50,272,592	54,565,138
4.50% 10/1/42	78,906	86,142
4.50% 2/1/44	1,129,472	1,223,340
4.50% 6/1/44	5,499,362	5,953,454
5.00% 7/1/33	4,486	4,972
5.00% 11/1/33	14,257	15,814
5.00% 4/1/34	34,660	38,288
5.00% 2/1/35	4,491,196	4,977,670
5.00% 4/1/35	169,928	188,036
5.00% 5/1/35	76,452	84,572
5.00% 6/1/35	42,282	46,871
5.00% 7/1/35	613,925	681,057
5.00% 8/1/35	7,034	7,773
5.00% 9/1/35	4,538	5,034
5.00% 10/1/35	3,150,296	3,484,446
5.00% 11/1/35	2,324,198	2,570,456
5.00% 1/1/36	2,755	3,047
5.00% 2/1/36	3,559,162	3,936,605
5.00% 5/1/36	3,947	4,364
5.00% 6/1/36	10,821	11,970
5.00% 12/1/36	4,658	5,152
5.00% 4/1/37	868,708	961,378
5.00% 7/1/37	4,367	4,835
5.00% 8/1/37	259,163	286,634
5.00% 2/1/38	869,003	960,611
5.00% 1/1/39	47,434	52,323
5.00% 6/1/39	6,340	7,007
5.00% 11/1/40	80,813	89,174
5.50% 11/1/29	303,371	341,268
5.50% 12/1/32	184,062	207,532
5.50% 3/1/33	9,012	10,111
5.50% 4/1/33	224,096	252,416
5.50% 7/1/33	447,175	506,215
5.50% 10/1/33	29,714	33,757
5.50% 11/1/33	7,399	8,347
5.50% 12/1/33	1,118,667	1,261,087
5.50% 1/1/34	833,619	939,992
5.50% 2/1/34	454,570	512,653
5.50% 3/1/34	57,344	64,647

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 4/1/34	862,004	$970,874
5.50% 6/1/34	113,183	126,979
5.50% 8/1/34	618,879	697,575
5.50% 11/1/34	738,836	832,973
5.50% 12/1/34	64,849	73,168
5.50% 1/1/35	542,820	611,294
5.50% 3/1/35	471,704	531,122
5.50% 4/1/35	506,966	571,233
5.50% 5/1/35	6,357,866	7,159,519
5.50% 6/1/35	1,689,248	1,910,737
5.50% 7/1/35	30,462	34,254
5.50% 8/1/35	271,990	306,488
5.50% 9/1/35	18,332	20,653
5.50% 10/1/35	289,839	326,035
5.50% 11/1/35	940,796	1,059,393
5.50% 12/1/35	665,973	750,632
5.50% 1/1/36	1,204,876	1,355,499
5.50% 3/1/36	18,778	21,052
5.50% 4/1/36	2,730,761	3,062,703
5.50% 5/1/36	970,589	1,091,059
5.50% 7/1/36	1,353,605	1,524,835
5.50% 9/1/36	1,143,282	1,289,055
5.50% 10/1/36	862,932	967,556
5.50% 11/1/36	832,832	934,407
5.50% 12/1/36	14,656	16,446
5.50% 1/1/37	8,454,697	9,508,568
5.50% 2/1/37	4,070,625	4,566,476
5.50% 4/1/37	8,306,593	9,331,449
5.50% 5/1/37	13,542	15,188
5.50% 7/1/37	11,480	12,871
5.50% 8/1/37	15,350,599	17,288,740
5.50% 11/1/37	1,000,171	1,127,097
5.50% 1/1/38	152,068	170,518
5.50% 2/1/38	2,712,547	3,049,312
5.50% 3/1/38	2,094,135	2,351,009
5.50% 4/1/38	6,950,861	7,792,937
5.50% 6/1/38	8,193,117	9,187,806
5.50% 7/1/38	4,645,869	5,208,699
5.50% 8/1/38	18,062	20,251
5.50% 9/1/38	298,059	335,145
5.50% 10/1/38	12,226	13,715
5.50% 11/1/38	390,377	441,546
5.50% 12/1/38	1,133,670	1,275,869
5.50% 1/1/39	3,290,019	3,698,777
5.50% 2/1/39	10,193,934	11,466,136
5.50% 4/1/39	260,279	291,811
5.50% 10/1/39	8,067,178	9,044,488
5.50% 11/1/39	52,503	58,863
5.50% 12/1/39	3,085,365	3,501,737
5.50% 3/1/40	14,739	16,579
5.50% 5/1/40	565,358	633,850
5.50% 7/1/40	7,864,324	8,898,994

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 7/1/41	8,088,706	$9,076,125
5.50% 9/1/41	36,362,289	40,804,686
6.00% 4/1/32	13,349	15,309
6.00% 6/1/33	341,448	392,374
6.00% 8/1/34	314,379	359,474
6.00% 11/1/34	18,177	20,779
6.00% 12/1/34	5,912	6,759
6.00% 4/1/35	1,085,842	1,241,519
6.00% 7/1/35	64,971	74,251
6.00% 8/1/35	27,236	30,897
6.00% 9/1/35	121,872	138,663
6.00% 11/1/35	3,253	3,721
6.00% 12/1/35	510,645	583,011
6.00% 1/1/36	229,249	261,733
6.00% 3/1/36	94,263	107,887
6.00% 4/1/36	134,740	152,874
6.00% 5/1/36	1,922,043	2,188,089
6.00% 6/1/36	798,073	908,575
6.00% 8/1/36	6,137	6,964
6.00% 9/1/36	87,966	100,074
6.00% 10/1/36	841,624	967,767
6.00% 11/1/36	76,989	87,566
6.00% 12/1/36	342,318	389,349
6.00% 2/1/37	1,163,913	1,323,733
6.00% 4/1/37	244,416	277,891
6.00% 5/1/37	4,359,813	4,968,011
6.00% 6/1/37	193,583	222,075
6.00% 7/1/37	201,211	229,825
6.00% 8/1/37	2,571,808	2,922,060
6.00% 9/1/37	773,234	877,731
6.00% 10/1/37	537,877	610,447
6.00% 11/1/37	458,741	522,939
6.00% 12/1/37	15,544	17,859
6.00% 1/1/38	1,332,386	1,511,594
6.00% 3/1/38	7,850	9,005
6.00% 5/1/38	5,123,995	5,823,093
6.00% 6/1/38	186,103	213,073
6.00% 7/1/38	190,350	216,135
6.00% 8/1/38	7,352	8,424
6.00% 9/1/38	1,030,901	1,173,081
6.00% 10/1/38	4,000,817	4,548,562
6.00% 11/1/38	857,934	981,781
6.00% 12/1/38	27,070	30,905
6.00% 1/1/39	1,725,124	1,958,277
6.00% 2/1/39	5,026	5,753
6.00% 4/1/39	2,108,450	2,399,083
6.00% 9/1/39	14,423,288	16,404,211
6.00% 10/1/39	532,680	606,285
6.00% 1/1/40	503,402	572,323
6.00% 2/1/40	370,252	420,640
6.00% 3/1/40	1,599,034	1,816,359
6.00% 4/1/40	2,519,640	2,865,672

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/40	1,298,532	$1,477,582
6.00% 10/1/40	6,408,086	7,284,426
6.00% 11/1/40	532,808	611,270
6.00% 5/1/41	14,711,918	16,742,692
6.00% 7/1/41	1,674,599	1,905,765
6.50% 3/1/32	184	211
6.50% 11/1/33	122,711	140,922
6.50% 8/1/34	5,188	5,958
6.50% 1/1/36	33,569	38,552
6.50% 2/1/36	19,981	22,946
6.50% 6/1/36	728,885	850,781
6.50% 8/1/36	56,156	64,490
6.50% 9/1/36	4,749	5,483
6.50% 10/1/36	634,609	760,431
6.50% 11/1/36	3,685	4,232
6.50% 3/1/37	6,026	6,920
6.50% 8/1/37	145,637	167,251
6.50% 10/1/37	2,463	2,963
6.50% 11/1/37	1,347	1,547
6.50% 1/1/38	1,112	1,298
6.50% 6/1/39	5,685	6,528
7.00% 12/1/37	77,191	83,846
7.50% 4/1/31	67,984	82,753
7.50% 4/1/32	7,445	8,765
7.50% 9/1/32	347	431
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	361,732,000	360,382,559
3.00% 8/1/45	357,704,000	355,447,389
4.50% 7/1/45	219,756,000	237,576,849
4.50% 8/1/45	244,160,000	263,578,362
Freddie Mac ARM
•2.309% 4/1/34	66,119	70,228
•2.528% 1/1/44	11,124,722	11,409,165
Freddie Mac Relocation 30 yr 5.00% 9/1/33	191,547	209,343
Freddie Mac S.F. 15 yr
3.00% 5/1/28	9,318,212	9,684,597
3.50% 11/1/25	833,200	880,313
3.50% 6/1/26	917,780	969,425
3.50% 1/1/27	828,944	875,351
4.00% 12/1/20	22,702	23,784
4.00% 4/1/25	374,745	399,337
4.00% 5/1/25	4,842,020	5,077,883
4.00% 8/1/25	41,455	44,167
4.00% 4/1/26	154,369	162,478
4.00% 9/1/26	1,400,296	1,492,190
4.00% 11/1/26	732,677	778,598
4.50% 7/1/25	573,372	612,171
4.50% 6/1/26	1,448,093	1,552,315
4.50% 9/1/26	2,220,941	2,373,045
5.00% 6/1/18	178,624	186,500

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
5.00% 11/1/22	61,315	$66,505
5.50% 6/1/21	9,951	10,783
6.00% 4/1/17	433	443
6.00% 8/1/17	1,667	1,727
6.50% 8/1/16	189	192
Freddie Mac S.F. 20 yr
3.50% 1/1/34	747,505	780,929
3.50% 3/1/34	43,505	45,449
4.00% 11/1/32	1,215,181	1,297,734
5.00% 10/1/23	1,301	1,431
5.00% 9/1/25	1,673,708	1,841,503
5.50% 1/1/23	6,315	7,066
5.50% 2/1/24	212,702	238,105
5.50% 7/1/26	84,188	94,208
5.50% 3/1/27	207,294	231,923
5.50% 9/1/27	305,222	341,592
5.50% 10/1/27	133,480	149,339
Freddie Mac S.F. 30 yr
3.00% 10/1/42	3,486,729	3,477,173
3.00% 11/1/42	2,739,081	2,731,552
3.50% 11/1/41	379,528	392,044
4.00% 4/1/44	528,909	562,132
4.50% 10/1/39	1,697,700	1,837,476
4.50% 4/1/41	11,126,084	12,050,979
4.50% 9/1/41	1,124,365	1,218,193
4.50% 3/1/42	10,495,645	11,372,912
4.50% 6/1/44	3,063,982	3,312,758
5.00% 2/1/39	18,497	20,350
5.50% 4/1/33	11,908	13,407
5.50% 3/1/34	383,977	432,463
5.50% 12/1/34	371,941	419,400
5.50% 1/1/35	2,973	3,342
5.50% 11/1/35	158,470	177,660
5.50% 6/1/36	235,159	263,670
5.50% 11/1/36	526,629	589,608
5.50% 12/1/36	288,313	322,788
5.50% 1/1/37	350,954	393,005
5.50% 7/1/37	1,016,399	1,138,730
5.50% 9/1/37	517,772	579,499
5.50% 10/1/37	487,712	545,657
5.50% 11/1/37	36,093	40,409
5.50% 4/1/38	4,416,043	4,942,457
5.50% 6/1/38	312,806	349,971
5.50% 7/1/38	1,905,340	2,131,712
5.50% 8/1/38	1,211,979	1,356,435
5.50% 1/1/39	411,400	460,278
5.50% 4/1/39	217,640	243,547
5.50% 6/1/39	1,971,700	2,205,956
5.50% 2/1/40	2,267,989	2,537,447
5.50% 3/1/40	1,286,104	1,439,227
5.50% 5/1/40	404,037	452,041

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 8/1/40	11,759,443	$13,156,649
5.50% 1/1/41	1,447,060	1,619,253
5.50% 6/1/41	20,985,597	23,479,158
6.00% 6/1/34	289,828	327,632
6.00% 9/1/35	253,416	290,052
6.00% 2/1/36	1,169,070	1,334,597
6.00% 10/1/36	1,934	2,194
6.00% 8/1/37	591,581	670,474
6.00% 1/1/38	500,774	566,617
6.00% 6/1/38	1,445,302	1,636,019
6.00% 7/1/38	49,233	55,849
6.00% 8/1/38	3,617,687	4,105,638
6.00% 9/1/38	1,171,318	1,326,323
6.00% 11/1/38	722,268	826,189
6.00% 5/1/40	606,633	686,761
6.00% 7/1/40	3,405,149	3,863,949
6.50% 8/1/36	230	267
6.50% 6/1/37	4,462	5,110
6.50% 9/1/38	656	753
6.50% 4/1/39	2,253,166	2,588,061
7.00% 11/1/33	43,721	52,856
GNMA I S.F.30 yr
5.00% 6/15/40	710,528	788,228
7.00% 12/15/34	1,087,462	1,306,473
7.50% 12/15/31	5,886	7,300
7.50% 7/15/32	22,662	26,193
GNMA II S.F. 15 yr 3.50% 5/20/27	402,127	424,324

Total Agency Mortgage-Backed Securities (Cost $2,151,404,266)		2,163,305,029

AGENCY OBLIGATION–0.20%
Federal Home Loan Bank 0.35% 3/7/16	15,000,000	15,005,115

Total Agency Obligation (Cost $15,000,000)		15,005,115

COMMERCIAL MORTGAGE-BACKED SECURITIES–6.34%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	14,230,000	14,415,716
Series 2006-4 A4 5.634% 7/10/46	3,495,021	3,586,321
•Series 2007-4 AM 6.003% 2/10/51	6,355,000	6,823,789
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	3,665,000	3,919,754
CD Commercial Mortgage Trust
•Series 2005-CD1 AJ 5.38% 7/15/44	8,570,000	8,625,336

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust (continued)
•Series 2005-CD1 AM 5.38% 7/15/44	7,155,000	$7,203,912
•Series 2005-CD1 C 5.38% 7/15/44	1,970,000	1,981,132
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	4,622,724	4,675,141
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.899% 12/10/49	3,550,000	3,759,812
Series 2014-GC25 A4 3.635% 10/10/47	7,035,000	7,215,384
Series 2015-GC27 A5 3.137% 2/10/48	8,740,000	8,583,764
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	5,065,000	5,261,117
Series 2014-CR20 A4 3.59% 11/10/47	11,658,000	11,896,674
Series 2014-CR20 AM 3.938% 11/10/47	12,495,000	12,862,128
Series 2014-CR21 A3 3.528% 12/10/47	5,505,000	5,592,100
#Series 2015-3BP A 144A 3.178% 2/10/35	20,950,000	20,562,467
Commercial Mortgage Trust
•Series 2005-GG5 A5 5.224% 4/10/37	2,201,575	2,204,282
Series 2007-GG9 AM 5.475% 3/10/39	4,110,209	4,292,328
•Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38	4,220,000	4,227,254
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	17,406,000	19,424,469
#•Series 2011-LC1A C 144A 5.735% 11/10/46	7,500,000	8,333,040
FREMF Mortgage Trust
#•Series 2011-K10 144A 4.781% 11/25/49	12,945,000	14,028,134
#•Series 2011-K13 B 144A 4.756% 1/25/48	5,350,000	5,779,776
#•Series 2011-K15 B 144A 5.098% 8/25/44	4,485,000	4,905,590
#•Series 2011-K703 B 144A 5.045% 7/25/44	1,725,000	1,848,903
#•Series 2012-K19 B 144A 4.176% 5/25/45	1,245,000	1,305,059
#•Series 2012-K22 B 144A 3.812% 8/25/45	5,215,000	5,310,502

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K22 C 144A 3.812% 8/25/45	7,075,000	$7,022,893
#•Series 2012-K707 B 144A 4.019% 1/25/47	2,105,000	2,193,244
#•Series 2012-K708 B 144A 3.887% 2/25/45	8,890,000	9,225,935
#•Series 2012-K708 C 144A 3.887% 2/25/45	1,700,000	1,737,196
#•Series 2012-K711 144A 3.684% 8/25/45	720,000	746,189
#•Series 2013-K25 C 144A 3.743% 11/25/45	6,800,000	6,637,052
#•Series 2013-K26 144A 3.723% 12/25/45	4,900,000	4,945,374
#•Series 2013-K26 C 144A 3.723% 12/25/45	2,600,000	2,552,867
#•Series 2013-K30 C 144A 3.667% 6/25/45	4,835,000	4,661,385
#•Series 2013-K31 C 144A 3.74% 7/25/46	14,696,997	14,329,131
#•Series 2013-K33 B 144A 3.619% 8/25/46	4,025,000	3,977,642
#•Series 2013-K33 C 144A 3.619% 8/25/46	4,375,000	4,229,146
#•Series 2013-K712 144A 3.484% 5/25/45	12,055,000	12,270,447
#•Series 2013-K713 144A 3.274% 4/25/46	10,080,000	10,155,237
#•Series 2013-K713 C 144A 3.274% 4/25/46	7,217,000	7,099,839
#•Series 2014-K716 C 144A 4.086% 8/25/47	3,425,000	3,455,048
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	19,510,000	20,072,415
GS Mortgage Securities Trust
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,567,122
#Series 2010-C1 A2 144A 4.592% 8/10/43	8,565,000	9,399,539
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,841,330
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	9,543,000	9,482,602
#Series 2013-HLT BFX 144A 3.367% 11/5/30	11,790,000	11,830,758
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	10,600,000	10,288,773

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	3,582,791	$3,574,010
•Series 2014-C22 B 4.713% 9/15/47	1,990,000	2,071,723
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.672% 8/12/37	1,895,000	2,068,146
•Series 2005-LDP4 AJ 5.04% 10/15/42	5,800,000	5,811,791
•Series 2005-LDP5 D 5.567% 12/15/44	3,600,000	3,643,762
Series 2006-LDP8 AM 5.44% 5/15/45	11,962,000	12,430,396
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	227,727	230,202
•Series 2006-C6 AJ 5.452% 9/15/39	7,527,000	7,819,702
Series 2006-C6 AM 5.413% 9/15/39	16,607,000	17,349,848
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	1,882,000	1,911,922
Series 2015-C22 A3 3.046% 5/15/46	3,745,000	3,664,273
Series 2015-C22 A4 3.306% 5/15/46	5,165,000	5,125,472
Series 2015-C23 A4 3.719% 7/15/50	15,205,000	15,592,332
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.362% 11/14/42	4,770,000	4,806,381
•Series 2006-T21 AM 5.204% 10/12/52	7,785,000	7,918,295
•Series 2006-T23 A4 6.01% 8/12/41	4,041,293	4,171,507
#TimberStar Trust I Series 2006-1A A 144A 5.668% 10/15/36	3,716,000	3,892,254
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A3 2.918% 10/15/45	3,755,000	3,777,598
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	3,775,000	3,981,172

Total Commercial Mortgage-Backed Securities (Cost $476,338,996)		472,185,834

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–36.89%
Aerospace & Defense–0.12%
Embraer Netherlands Finance 5.05% 6/15/25	3,825,000	$3,825,000
United Technologies 4.15% 5/15/45	5,520,000	5,284,081

		9,109,081

Air Freight & Logistics–0.18%
#Aviation Capital Group 144A 6.75% 4/6/21	5,665,000	6,478,188
United Parcel Service 5.125% 4/1/19	6,265,000	6,987,887

		13,466,075

Airlines–0.28%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	4,080,000	4,008,600
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	3,261,524	3,261,524
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27	4,985,000	4,922,687
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,650,000	2,676,500
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26	6,320,000	6,256,800

		21,126,111

Auto Components–0.34%
Delphi 4.15% 3/15/24	10,511,000	10,884,771
Magna International 3.625% 6/15/24	14,785,000	14,588,522

		25,473,293

Automobiles–0.13%
#Daimler Finance North America 144A 3.30% 5/19/25	7,165,000	7,065,822
#Hyundai Capital America 144A 2.55% 2/6/19	2,470,000	2,491,390

		9,557,212

Beverages–0.10%
#JB 144A 3.75% 5/13/25	7,760,000	7,548,928

		7,548,928

Biotechnology–0.33%
Amgen 2.70% 5/1/22	3,430,000	3,321,111
Celgene
3.25% 8/15/22	15,170,000	15,025,642
3.95% 10/15/20	5,845,000	6,217,747

		24,564,500

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products–0.06%
Fortune Brands Home & Security 3.00% 6/15/20	4,465,000	$4,474,716

		4,474,716

Capital Markets–0.57%
Affiliated Managers Group 3.50% 8/1/25	6,540,000	6,346,874
Bank of New York Mellon 2.15% 2/24/20	1,645,000	1,628,715
Goldman Sachs Group 5.15% 5/22/45	7,415,000	7,180,189
Jefferies Group
5.125% 1/20/23	7,770,000	8,034,009
6.45% 6/8/27	2,021,000	2,203,533
6.50% 1/20/43	1,560,000	1,528,939
Lazard Group
3.75% 2/13/25	10,210,000	9,735,592
6.85% 6/15/17	1,416,000	1,547,580
State Street 3.10% 5/15/23	4,195,000	4,114,003

		42,319,434

Chemicals–1.10%
CF Industries 6.875% 5/1/18	15,842,000	17,845,569
Dow Chemical 8.55% 5/15/19	18,837,000	22,986,113
LyondellBasell Industries 4.625% 2/26/55	9,110,000	8,056,483
Methanex 4.25% 12/1/24	8,935,000	8,875,546
OCP
#144A 4.50% 10/22/25	5,700,000	5,436,375
#144A 6.875% 4/25/44	3,640,000	3,822,728
#Phosagro 144A 4.204% 2/13/18	4,513,000	4,373,187
PPG Industries 2.30% 11/15/19	5,345,000	5,358,999
Rockwood Specialties Group 4.625% 10/15/20	4,805,000	5,009,213

		81,764,213

Commercial Banks–3.78%
#Akbank 144A 4.00% 1/24/20	2,885,000	2,817,318
#Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25	4,115,000	4,034,757
BB&T 5.25% 11/1/19	19,265,000	21,241,839
#BBVA Banco Continental 144A 5.00% 8/26/22	2,670,000	2,778,669
#BBVA Bancomer 144A 7.25% 4/22/20	6,425,000	7,131,107
Branch Banking & Trust
•0.606% 9/13/16	9,948,000	9,923,100
3.80% 10/30/26	10,380,000	10,496,889
City National 5.25% 9/15/20	5,562,000	6,307,847
Compass Bank 3.875% 4/10/25	7,055,000	6,655,221

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.625% 12/1/23	11,660,000	$12,050,610
#Credit Suisse 144A 6.50% 8/8/23	7,495,000	8,215,352
#Credit Suisse Group Funding Guernsey 144A 3.75% 3/26/25	8,070,000	7,784,395
#Export-Import Bank of China 144A 2.50% 7/31/19	4,870,000	4,877,334
ING Groep
•6.00% 12/31/45	2,665,000	2,643,347
•6.50% 12/31/45	8,525,000	8,263,922
#Itau Unibanco Holding 144A 2.85% 5/26/18	6,750,000	6,712,875
KeyBank
3.30% 6/1/25	10,060,000	9,788,571
6.95% 2/1/28	9,418,000	12,048,080
•National City Bank 0.649% 6/7/17	5,705,000	5,679,584
#•Nordea Bank 144A 6.125% 12/29/49	5,110,000	5,057,301
Northern Trust 3.95% 10/30/25	4,620,000	4,779,723
PNC Bank
2.30% 6/1/20	250,000	248,598
3.30% 10/30/24	6,825,000	6,737,654
6.875% 4/1/18	10,370,000	11,725,546
PNC Funding 5.625% 2/1/17	78,000	82,924
#•PNC Preferred Funding Trust II 144A 1.508% 3/31/49	11,400,000	10,288,500
Santander Holdings USA 3.45% 8/27/18	14,065,000	14,523,899
#Santander UK 144A 5.00% 11/7/23	9,060,000	9,286,681
•SunTrust Bank 0.572% 8/24/15	3,810,000	3,809,547
SVB Financial Group 3.50% 1/29/25	8,080,000	7,801,038
U.S. Bancorp 3.60% 9/11/24	17,185,000	17,295,585
US Bank 2.80% 1/27/25	4,165,000	3,989,974
•USB Capital IX 3.50% 10/29/49	21,538,000	17,806,541
•Wells Fargo 5.875% 12/29/49	2,970,000	3,044,399
Woori Bank
#144A 2.875% 10/2/18	3,590,000	3,684,532
#144A 4.75% 4/30/24	4,750,000	4,934,732
Zions Bancorp 4.50% 6/13/23	6,497,000	6,645,145

		281,193,136

Commercial Services & Supplies–0.25%
#Brambles USA 144A 5.35% 4/1/20	7,160,000	7,913,490
#HPHT Finance 15 144A 2.875% 3/17/20	4,310,000	4,298,316

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Siemens Financierings-maatschappij 144A 2.15% 5/27/20		6,780,000	$6,703,176

			18,914,982

Communications Equipment–0.38%
Cisco Systems
1.65% 6/15/18		8,495,000	8,528,844
2.45% 6/15/20		3,840,000	3,870,029
3.50% 6/15/25		4,535,000	4,589,583
QUALCOMM
3.00% 5/20/22		5,900,000	5,865,432
3.45% 5/20/25		5,500,000	5,366,306

			28,220,194

Computers & Peripherals–0.51%
Apple 3.45% 2/9/45		26,345,000	22,386,295
Seagate HDD Cayman
#144A 4.75% 1/1/25		12,570,000	12,516,339
#144A 4.875% 6/1/27		3,150,000	3,068,828

			37,971,462

Construction Materials–0.55%
#Cemex 144A 4.375% 3/5/23	EUR	4,165,000	4,482,126
#Cemex Finance 144A 9.375% 10/12/22		5,605,000	6,270,594
MUFG Americas Holdings
2.25% 2/10/20		4,820,000	4,767,616
3.00% 2/10/25		17,050,000	16,031,808
#Tenedora Nemak 144A 5.50% 2/28/23		5,870,000	6,046,100
#Union Andina De Cementos 144A 5.875% 10/30/21		3,500,000	3,548,125

			41,146,369

Consumer Finance–0.80%
Ford Motor Credit
2.24% 6/15/18		9,000,000	9,012,465
5.875% 8/2/21		16,825,000	19,179,305
General Motors Financial
3.45% 4/10/22		9,095,000	8,925,051
4.00% 1/15/25		6,820,000	6,705,103
4.375% 9/25/21		6,500,000	6,764,693
#Hyundai Capital America 144A 2.125% 10/2/17		4,480,000	4,526,122
SunTrust Banks 2.35% 11/1/18		3,990,000	4,018,417

			59,131,156

Diversified Consumer Services–0.05%
#ENA Norte Trust 144A 4.95% 4/25/23		1,999,891	2,082,386

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	30,000,000	$1,885,080

			3,967,466

Diversified Financial Services–3.21%
Bank of America 3.95% 4/21/25		30,280,000	29,223,834
Citigroup 4.40% 6/10/25		6,875,000	6,863,044
#•Corp Financiera De Desarrollo 144A 5.25% 7/15/29		2,085,000	2,105,850
Credit Suisse Group
#•144A 6.25% 12/29/49		3,375,000	3,245,906
#•144A 7.50% 12/11/49		1,300,000	1,357,533
#ERAC USA Finance 144A 5.25% 10/1/20		11,406,000	12,724,990
#Finnvera 144A 2.375% 6/4/25		10,685,000	10,356,735
General Electric Capital
2.10% 12/11/19		3,860,000	3,888,271
#144A 3.80% 6/18/19		4,305,000	4,554,858
5.55% 5/4/20		2,865,000	3,273,964
6.00% 8/7/19		8,039,000	9,194,357
•7.125% 12/15/49		11,755,000	13,577,025
Goldman Sachs Group
5.20% 12/17/19	NZD	2,521,000	1,766,305
•5.375% 5/10/20		14,935,000	14,772,955
•HSBC Holdings 6.375% 3/29/49		2,900,000	2,921,750
JPMorgan Chase
2.75% 6/23/20		13,885,000	13,909,271
3.50% 12/18/26	GBP	241,000	388,428
4.125% 12/15/26		11,645,000	11,476,089
4.95% 6/1/45		6,850,000	6,684,216
•5.30% 12/29/49		4,745,000	4,721,749
•6.75% 8/29/49		1,575,000	1,684,746
Lloyds Banking Group
4.50% 11/4/24		8,268,000	8,288,505
•7.50% 4/30/49		8,600,000	8,879,500
Morgan Stanley
2.80% 6/16/20		12,615,000	12,637,114
4.35% 9/8/26		21,690,000	21,300,101
National Rural Utilities Cooperative Finance
2.85% 1/27/25		5,465,000	5,257,570
•4.75% 4/30/43		9,921,000	9,921,000
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		6,855,000	6,811,340
#SUAM Finance 144A 4.875% 4/17/24		3,700,000	3,737,000
#Temasek Financial I 144A 2.375% 1/23/23		2,910,000	2,835,778
#•USB Realty 144A 1.422% 12/22/49		715,000	655,119

			239,014,903

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–1.66%
AT&T
3.40% 5/15/25	17,320,000	$16,552,360
4.35% 6/15/45	11,340,000	9,718,800
4.50% 5/15/35	6,715,000	6,192,647
#Bharti Airtel 144A 4.375% 6/10/25	5,035,000	4,970,441
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	5,970,000	6,343,925
CenturyLink 5.80% 3/15/22	7,008,000	6,718,920
#Colombia Telecomunicaciones 144A 5.375% 9/27/22	3,740,000	3,716,625
#Digicel Group 144A 8.25% 9/30/20	5,910,000	5,954,325
#GTP Acquisition Partners I 144A 2.35% 6/15/20	3,515,000	3,496,335
#MTN Mauritius Investments 144A 4.755% 11/11/24	1,460,000	1,456,350
#Oi 144A 5.75% 2/10/22	3,482,000	3,033,693
SBA Tower Trust
#144A 2.24% 4/16/18	5,285,000	5,265,432
#144A 2.898% 10/15/19	4,020,000	4,040,128
#SES 144A 3.60% 4/4/23	12,271,000	12,482,626
#Telemar Norte Leste 144A 5.50% 10/23/20	810,000	746,213
Verizon Communications
4.40% 11/1/34	5,600,000	5,200,647
4.862% 8/21/46	29,040,000	27,284,271

		123,173,738

Electric Utilities–3.83%
AES Gener
#144A 5.25% 8/15/21	2,390,000	2,533,171
#•144A 8.375% 12/18/73	3,031,000	3,311,367
Ameren Illinois 3.25% 3/1/25	6,315,000	6,311,464
#American Transmission Systems 144A 5.25% 1/15/22	11,987,000	13,234,319
Appalachian Power 3.40% 6/1/25	6,550,000	6,470,208
Berkshire Hathaway Energy 3.75% 11/15/23	9,680,000	9,924,217
Cleveland Electric Illuminating 5.50% 8/15/24	7,535,000	8,646,631
ComEd Financing III 6.35% 3/15/33	4,578,000	4,704,985
Commonwealth Edison 5.95% 8/15/16	522,000	550,623
#E.CL 144A 5.625% 1/15/21	1,240,000	1,355,257
Electricite de France
#144A 4.60% 1/27/20	5,470,000	6,021,272
#•144A 5.25% 12/29/49	11,025,000	11,080,125
#•Enel 144A 8.75% 9/24/73	10,820,000	12,456,525

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Entergy 4.00% 7/15/22	6,245,000	$6,302,392
Entergy Arkansas 3.70% 6/1/24	2,815,000	2,941,636
Entergy Louisiana 4.05% 9/1/23	7,435,000	7,832,564
Entergy Mississippi 3.10% 7/1/23	4,960,000	4,878,348
#Eskom Holdings 144A 7.125% 2/11/25	2,000,000	2,027,560
Exelon 3.95% 6/15/25	11,010,000	11,097,122
Great Plains Energy 4.85% 6/1/21	6,243,000	6,854,208
IPALCO Enterprises
#144A 3.45% 7/15/20	12,475,000	12,475,000
5.00% 5/1/18	2,440,000	2,586,400
ITC Holdings 3.65% 6/15/24	8,360,000	8,292,786
LG&E & KU Energy
3.75% 11/15/20	6,819,000	7,133,233
4.375% 10/1/21	12,420,000	13,488,431
#Metropolitan Edison 144A 4.00% 4/15/25	8,455,000	8,450,198
NextEra Energy Capital Holdings
2.40% 9/15/19	15,525,000	15,523,665
3.625% 6/15/23	3,350,000	3,348,462
NV Energy 6.25% 11/15/20	7,380,000	8,558,092
Pennsylvania Electric 5.20% 4/1/20	6,983,000	7,652,816
Public Service of New Hampshire 3.50% 11/1/23	4,715,000	4,846,520
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	7,846,301
Southern 2.75% 6/15/20	29,390,000	29,494,276
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,468,228
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19	3,430,000	3,467,781
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	4,895,000	4,872,341
Xcel Energy 3.30% 6/1/25	14,225,000	14,004,171

		285,042,695

Electronic Equipment, Instruments & Components–0.33%
#Flextronics International 144A 4.75% 6/15/25	8,145,000	8,101,831
Molex Electronic Technologies
#144A 2.878% 4/15/20	8,310,000	8,191,508
#144A 3.90% 4/15/25	5,960,000	5,786,546
Thermo Fisher Scientific 3.30% 2/15/22	2,415,000	2,389,973

		24,469,858

Energy Equipment & Services–0.13%
Ensco 4.70% 3/15/21	6,375,000	6,501,633

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Weatherford International Bermuda 4.50% 4/15/22	3,725,000	$3,503,031

		10,004,664

Food & Staples Retailing–0.09%
#Cencosud 144A 5.15% 2/12/25	6,380,000	6,440,591

		6,440,591

Food Products–0.53%
#BRF 144A 3.95% 5/22/23	3,640,000	3,462,550
Campbell Soup 3.30% 3/19/25	8,960,000	8,794,177
#JBS Investments 144A 7.75% 10/28/20	6,410,000	7,002,925
#JBS USA Finance 144A 5.75% 6/15/25	3,300,000	3,270,135
Smucker (J.M.)
#144A 3.00% 3/15/22	2,275,000	2,235,365
#144A 3.50% 3/15/25	11,300,000	11,093,029
#144A 4.25% 3/15/35	3,430,000	3,221,044

		39,079,225

Health Care Equipment & Supplies–0.73%
Becton Dickinson 6.375% 8/1/19	11,104,000	12,805,599
Boston Scientific 6.00% 1/15/20	16,769,000	19,007,879
#Medtronic 144A 3.15% 3/15/22	10,330,000	10,385,617
Zimmer Biomet Holdings 3.15% 4/1/22	2,895,000	2,851,972
Zimmer Holdings 4.625% 11/30/19	8,274,000	9,004,933

		54,056,000

Health Care Providers & Services–0.05%
Highmark
#144A 4.75% 5/15/21	2,823,000	2,899,811
#144A 6.125% 5/15/41	1,062,000	1,047,532

		3,947,343

Hotels, Restaurants & Leisure–0.48%
Marriott International 3.375% 10/15/20	4,820,000	4,963,583
McDonald’s 3.375% 5/26/25	10,365,000	10,149,750
Starbucks 2.70% 6/15/22	7,345,000	7,331,074
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	12,225,000	11,807,663
4.50% 10/1/34	1,265,000	1,183,119

		35,435,189

Household Durables–0.16%
Harman International Industries 4.15% 5/15/25	11,865,000	11,716,533

		11,716,533

Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power Producers & Energy Traders–0.03%
#Comision Federal de Electricidad 144A 4.875% 1/15/24	2,370,000	$2,429,250

		2,429,250

Insurance–1.59%
Berkshire Hathaway Finance 2.90% 10/15/20	6,595,000	6,798,126
#Five Corners Funding Trust 144A 4.419% 11/15/23	16,995,000	17,585,797
#Liberty Mutual Group 144A 4.95% 5/1/22	1,974,000	2,125,149
MetLife
3.60% 4/10/24	1,185,000	1,196,376
6.40% 12/15/36	50,000	55,000
6.817% 8/15/18	9,639,000	11,098,720
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	741,257
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,696,000	10,832,120
Prudential Financial
4.50% 11/15/20	1,836,000	2,010,745
•5.375% 5/15/45	5,340,000	5,273,250
•5.625% 6/15/43	3,710,000	3,854,690
•5.875% 9/15/42	3,195,000	3,392,451
TIAA Asset Management Finance
#144A 2.95% 11/1/19	5,690,000	5,735,543
#144A 4.125% 11/1/24	25,310,000	25,540,245
•Voya Financial 5.65% 5/15/53	6,875,000	7,055,469
XLIT
4.45% 3/31/25	11,015,000	10,940,043
•6.50% 12/29/49	4,450,000	3,818,679

		118,053,660

Internet Software & Services–0.44%
#Alibaba Group Holding 144A 3.125% 11/28/21	13,025,000	12,890,217
Baidu
2.75% 6/9/19	9,765,000	9,787,957
3.25% 8/6/18	845,000	870,931
#Tencent Holdings 144A 3.375% 5/2/19	8,935,000	9,181,954

		32,731,059

IT Services–0.06%
Xerox 6.35% 5/15/18	3,891,000	4,339,173

		4,339,173

Machinery–0.42%
Crane
2.75% 12/15/18	1,335,000	1,362,500
4.45% 12/15/23	8,380,000	8,744,622

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Ingersoll-Rand Global Holding 4.25% 6/15/23	5,220,000	$5,420,834
Parker Hannifin 3.30% 11/21/24	505,000	507,336
#Siemens Financierings-maatschappij 144A 3.25% 5/27/25	8,280,000	8,141,020
Trinity Industries 4.55% 10/1/24	7,045,000	6,809,007

		30,985,319

Media–1.66%
CC Holdings GS V 3.849% 4/15/23	995,000	978,698
#Columbus International 144A 7.375% 3/30/21	6,365,000	6,866,244
Comcast 3.375% 8/15/25	22,575,000	22,305,545
#Cox Communications 144A 3.85% 2/1/25	2,570,000	2,474,771
Grupo Televisa 5.00% 5/13/45	5,135,000	4,924,465
Historic TW 6.875% 6/15/18	17,977,000	20,515,478
Interpublic Group 2.25% 11/15/17	1,485,000	1,498,297
Scripps Networks Interactive
2.80% 6/15/20	3,580,000	3,530,789
3.95% 6/15/25	4,690,000	4,615,335
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	8,236,000	8,334,758
#Sky 144A 3.75% 9/16/24	8,585,000	8,397,272
Time Warner 3.60% 7/15/25	10,330,000	10,068,713
Time Warner Cable 5.50% 9/1/41	4,370,000	4,089,380
Viacom 4.875% 6/15/43	13,200,000	11,858,537
#VTR Finance 144A 6.875% 1/15/24	6,790,000	6,955,337
WPP Finance 2010 5.625% 11/15/43	5,730,000	6,206,650

		123,620,269

Metals & Mining–0.33%
ArcelorMittal 10.60% 6/1/19	13,421,000	16,121,976
#Gerdau Holdings 144A 7.00% 1/20/20	3,080,000	3,357,200
#MMC Norilsk Nickel 144A 5.55% 10/28/20	2,000,000	1,992,260
#Tupy Overseas 144A 6.625% 7/17/24	3,450,000	3,393,937

		24,865,373

Multiline Retail–0.04%
Target 2.30% 6/26/19	3,070,000	3,113,622

		3,113,622

Multi-Utilities–1.33%
Ameren Illinois 9.75% 11/15/18	14,616,000	18,318,291

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
American Water Capital 3.40% 3/1/25	6,250,000	$6,246,513
CenterPoint Energy 5.95% 2/1/17	299,000	321,147
CMS Energy 6.25% 2/1/20	3,749,000	4,346,321
Dominion Resources 1.90% 6/15/18	24,875,000	24,923,879
#DTE Energy 144A 3.30% 6/15/22	7,620,000	7,693,609
•Integrys Energy Group 6.11% 12/1/66	9,088,000	8,636,408
NiSource Finance 6.125% 3/1/22	6,578,000	7,609,194
Puget Energy 6.00% 9/1/21	2,034,000	2,333,498
SCANA 4.125% 2/1/22	5,188,000	5,233,577
WEC Energy Group
2.45% 6/15/20	2,470,000	2,468,061
3.55% 6/15/25	3,375,000	3,373,107
•6.25% 5/15/67	7,735,000	7,232,225

		98,735,830

Oil, Gas & Consumable Fuels–4.00%
Chevron 1.961% 3/3/20	7,050,000	6,996,843
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,322,000	3,375,451
CNOOC Finance 2015 Australia 2.625% 5/5/20	2,480,000	2,450,334
CNOOC Finance 2015 USA 3.50% 5/5/25	2,825,000	2,722,944
Columbia Pipeline Group
#144A 2.45% 6/1/18	2,415,000	2,435,300
#144A 3.30% 6/1/20	2,635,000	2,648,209
#144A 4.50% 6/1/25	4,175,000	4,115,252
Continental Resources 4.50% 4/15/23	14,095,000	13,612,500
Ecopetrol 5.375% 6/26/26	4,850,000	4,807,563
•Enbridge Energy Partners 8.05% 10/1/37	7,852,000	8,087,560
Energy Transfer Partners
4.75% 1/15/26	6,790,000	6,733,344
6.125% 12/15/45	2,770,000	2,783,853
9.70% 3/15/19	4,776,000	5,893,040
EnLink Midstream Partners 4.15% 6/1/25	6,025,000	5,878,008
Enterprise Products Operating
3.70% 2/15/26	8,480,000	8,228,670
•7.034% 1/15/68	11,034,000	11,889,135
Exxon Mobil 2.397% 3/6/22	4,225,000	4,148,578
Freeport-McMoran Oil & Gas 6.50% 11/15/20	2,909,000	3,083,540
#Georgia-Pacific 144A 2.539% 11/15/19	1,035,000	1,035,080

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#KazMunayGas National 144A 6.375% 4/9/21	2,755,000	$2,898,535
#Kinder Morgan 144A 5.00% 2/15/21	4,225,000	4,475,124
Kinder Morgan Energy Partners 9.00% 2/1/19	8,231,000	9,895,926
#Lukoil International Finance 144A 3.416% 4/24/18	3,970,000	3,817,155
Marathon Oil 3.85% 6/1/25	11,810,000	11,598,412
Newfield Exploration 5.625% 7/1/24	5,105,000	5,181,575
Noble Energy 5.05% 11/15/44	5,535,000	5,323,065
Noble Holding International 4.00% 3/16/18	1,855,000	1,900,384
Occidental Petroleum 3.50% 6/15/25	5,365,000	5,353,159
ONGC Videsh 3.25% 7/15/19	2,500,000	2,512,447
Petrobras Global Finance
3.00% 1/15/19	3,741,000	3,466,635
4.875% 3/17/20	10,100,000	9,628,734
#Petroleos Mexicanos 144A 4.25% 1/15/25	3,210,000	3,134,244
#Petronas Global Sukuk 144A 2.707% 3/18/20	5,475,000	5,485,742
Plains All American Pipeline 8.75% 5/1/19	7,183,000	8,778,000
Pride International 6.875% 8/15/20	11,626,000	13,310,828
#•PTT Exploration & Production 144A 4.875% 12/29/49	2,170,000	2,180,850
Regency Energy Partners 5.875% 3/1/22	9,735,000	10,376,887
Shell International Finance 3.25% 5/11/25	12,220,000	12,126,517
Sunoco Logistics Partners Operations 3.45% 1/15/23	10,245,000	9,711,328
Talisman Energy 5.50% 5/15/42	10,460,000	9,446,259
TransCanada PipeLines 3.80% 10/1/20	132,000	139,995
Valero Energy
3.65% 3/15/25	6,190,000	6,030,942
4.90% 3/15/45	4,920,000	4,627,973
Western Gas Partners 3.95% 6/1/25	4,485,000	4,322,011
Williams Partners
4.00% 9/15/25	10,965,000	10,292,001
7.25% 2/1/17	6,510,000	7,056,521
Woodside Finance
#144A 3.65% 3/5/25	7,645,000	7,356,799
#144A 8.75% 3/1/19	7,519,000	9,092,877
YPF
#144A 8.75% 4/4/24	5,060,000	5,148,550

Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
YPF (continued)
#144A 8.875% 12/19/18	1,820,000	$1,938,300

		297,532,979

Paper & Forest Products–0.58%
Georgia-Pacific 8.00% 1/15/24	13,854,000	17,850,824
International Paper
3.80% 1/15/26	16,990,000	16,682,362
5.00% 9/15/35	4,675,000	4,594,380
Masco 4.45% 4/1/25	4,295,000	4,316,475

		43,444,041

Pharmaceuticals–1.50%
AbbVie 3.20% 11/6/22	9,420,000	9,342,841
Actavis Funding
3.45% 3/15/22	5,555,000	5,510,538
3.80% 3/15/25	10,175,000	10,015,191
Baxalta
#144A 3.60% 6/23/22	2,850,000	2,852,593
#144A 4.00% 6/23/25	5,735,000	5,703,951
#Bayer US Finance 144A 2.375% 10/8/19	4,475,000	4,493,589
EMD Finance
#144A 2.95% 3/19/22	5,010,000	4,911,113
#144A 3.25% 3/19/25	5,510,000	5,354,607
Express Scripts Holding
2.25% 6/15/19	5,730,000	5,688,933
3.50% 6/15/24	3,225,000	3,160,219
Merck 2.75% 2/10/25	18,755,000	18,007,332
Perrigo 4.00% 11/15/23	8,890,000	9,024,755
Perrigo Finance 3.50% 12/15/21	6,330,000	6,351,155
Zoetis
1.875% 2/1/18	7,750,000	7,733,353
3.25% 2/1/23	13,950,000	13,537,289

		111,687,459

Real Estate Investment Trusts–1.55%
Alexandria Real Estate Equities 4.60% 4/1/22	6,817,000	7,191,335
#American Tower Trust I 144A 3.07% 3/15/23	6,675,000	6,558,231
AvalonBay Communities
3.45% 6/1/25	4,450,000	4,384,937
3.50% 11/15/24	7,420,000	7,413,033
Carey (W.P.) 4.60% 4/1/24	5,270,000	5,300,645
CBL & Associates
4.60% 10/15/24	7,765,000	7,659,908
5.25% 12/1/23	1,285,000	1,323,514
Corporate Office Properties
3.60% 5/15/23	4,970,000	4,550,582
5.25% 2/15/24	5,560,000	5,697,338
DDR
7.50% 4/1/17	1,730,000	1,897,118

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
DDR (continued)
7.875% 9/1/20	6,092,000	$7,465,618
9.625% 3/15/16	478,000	504,364
Education Realty Operating Partnership 4.60% 12/1/24	6,595,000	6,653,188
Excel Trust 4.625% 5/15/24	3,845,000	3,654,949
Hospitality Properties Trust 4.50% 3/15/25	6,075,000	5,987,198
Host Hotels & Resorts
3.75% 10/15/23	6,460,000	6,348,455
4.75% 3/1/23	1,775,000	1,876,287
Regency Centers 5.875% 6/15/17	2,897,000	3,132,572
#Trust F/1401 144A 5.25% 12/15/24	4,060,000	4,242,700
#WEA Finance 144A 3.75% 9/17/24	14,530,000	14,388,347
Weyerhaeuser 4.625% 9/15/23	8,148,000	8,678,125

		114,908,444

Road & Rail–0.06%
Burlington Northern Santa Fe 4.15% 4/1/45	4,965,000	4,598,116

		4,598,116

Semiconductors & Semiconductor Equipment–0.22%
National Semiconductor 6.60% 6/15/17	10,220,000	11,288,971
#Samsung Electronics America 144A 1.75% 4/10/17	5,285,000	5,321,245

		16,610,216

Software–0.64%
CDK Global 4.50% 10/15/24	7,210,000	7,233,195
Fiserv 3.85% 6/1/25	6,000,000	6,020,868
Oracle
2.50% 5/15/22	3,385,000	3,289,939
2.95% 5/15/25	10,580,000	10,195,322
3.25% 5/15/30	7,130,000	6,567,864
4.125% 5/15/45	11,390,000	10,588,246
4.30% 7/8/34	3,365,000	3,324,771

		47,220,205

Specialty Retail–0.46%
Home Depot 3.75% 2/15/24	1,400,000	1,458,542
QVC
4.375% 3/15/23	16,300,000	16,046,633
5.45% 8/15/34	7,900,000	7,189,221
Signet UK Finance 4.70% 6/15/24	9,645,000	9,757,432

		34,451,828

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.10%
#INVISTA Finance 144A 4.25% 10/15/19	7,405,000	$7,330,950

		7,330,950

Tobacco–0.24%
Reynolds American
2.30% 6/12/18	13,585,000	13,696,234
4.45% 6/12/25	4,090,000	4,175,137

		17,871,371

Wireless Telecommunication Services–0.91%
America Movil 5.00% 3/30/20	12,637,000	14,004,323
#Crown Castle Towers 144A 4.883% 8/15/20	30,655,000	33,358,327
Millicom International Cellular
#144A 6.00% 3/15/25	2,700,000	2,619,000
#144A 6.625% 10/15/21	2,750,000	2,839,375
Motorola Solutions 4.00% 9/1/24	9,215,000	8,955,248
#VimpelCom Communications 144A 7.748% 2/2/21	5,705,000	5,783,444

		67,559,717

Total Corporate Bonds (Cost $2,727,849,489)		2,744,417,948

MUNICIPAL BONDS–2.62%
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	4,120,000	4,596,972
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	12,350,000	13,520,409
5.00% 6/1/45	3,900,000	4,246,125
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	21,737,212
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	7,909,882
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	18,259,071

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New Jersey Transportation Trust Fund Authority Transportation Program Series AA 5.00% 6/15/44	4,970,000	$5,051,259
New York City, New York Series I 5.00% 8/1/22	2,260,000	2,660,834
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	6,115,000	6,749,676
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,864,232
New York State Thruway Authority Series A 5.00% 5/1/19	3,280,000	3,707,154
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	18,055,000	20,691,211
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	23,834,669
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,145,779
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	15,005,874
State of California 5.00% 3/1/45	7,170,000	7,982,074
State of Maryland Local Facilities Series A 5.00% 8/1/21	3,085,000	3,671,644
State of Texas Transportation Commission Series A 5.00% 10/1/44	10,395,000	11,712,150
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	2,365,000	2,837,196
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	9,235,000	11,722,447

Total Municipal Bonds (Cost $170,906,868)		194,905,870

Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–8.17%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	2,000,000	$2,106,312
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	13,755,000	13,792,166
•Series 2014-2 A 0.556% 1/16/18	11,750,000	11,738,332
#•ALM VII Series 2012-7A A1 144A 1.695% 10/19/24	14,750,000	14,729,350
American Express Credit Account Master Trust
•Series 2012-1 A 0.456% 1/15/20	3,275,000	3,275,648
•Series 2013-2 A 0.604% 5/17/21	4,230,000	4,238,401
•Series 2014-1 A 0.556% 12/15/21	7,000,000	6,992,223
Series 2014-3 A 1.49% 4/15/20	6,195,000	6,227,152
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.426% 5/15/20	21,025,000	20,991,339
#American Homes 4 Rent Trust Series 2014-SFR2 A 144A 3.786% 10/17/36	2,720,026	2,799,228
#•AMMC CDO Series 2015-16A A1 144A 1.774% 4/14/27	9,135,000	9,130,433
#•Ares XXXII Series 2014-32A A1 144A 1.754% 11/15/25	15,000,000	15,004,500
#ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18	1,995,000	1,995,944
Avery Point VI
#•Series 2015-6A A 144A 1.83% 8/5/27	8,000,000	7,996,000
#•Series 2015-6A B 144A 2.33% 8/5/27	3,000,000	2,985,000
#•Series 2015-6A X 144A 1.38% 8/5/27	1,000,000	999,800
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	4,665,000	4,791,524
#Series 2013-1A A 144A 1.92% 9/20/19	6,000,000	5,980,686
#Series 2014-1A A 144A 2.46% 7/20/20	7,920,000	7,971,995
BA Credit Card Trust
•Series 2014-A3 A 0.474% 1/15/20	9,745,000	9,738,851
•Series 2015-A1 A 0.516% 6/15/20	20,995,000	21,011,775
#•Bluemountain Series 2013-4A B1 144A 2.175% 4/15/25	5,000,000	4,981,000

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	7,190,000	$7,220,593
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	1,188,260	1,193,554
Capital One Multi-Asset Execution Trust
•Series 2006-A11 A11 0.276% 6/17/19	20,000,000	19,958,000
•Series 2007-A2 A2 0.266% 12/16/19	6,840,000	6,816,546
•Series 2007-A5 A5 0.226% 7/15/20	9,020,000	8,960,838
•Series 2014-A4 A 0.534% 6/15/22	7,230,000	7,232,632
#•Cent CLO 20 Series 2013-20A A 144A 1.757% 1/25/26	9,000,000	8,997,300
#•Cent CLO 21 Series 2014-21A A1B 144A 1.667% 7/27/26	15,000,000	14,947,500
Chase Issuance Trust
•Series 2007-B1 B1 0.436% 4/15/19	20,772,000	20,643,774
•Series 2013-A9 A 0.606% 11/16/20	7,500,000	7,513,523
•Series 2014-A5 A5 0.556% 4/15/21	7,600,000	7,588,615
Series 2015-A4 A 1.84% 4/15/22	8,055,000	7,968,650
Chesapeake Funding
#•Series 2012-2A A 144A 0.638% 5/7/24	2,057,459	2,057,878
#•Series 2014-1A A 144A 0.604% 3/7/26	6,312,039	6,292,781
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.607% 7/24/20	4,500,000	4,507,187
•Series 2013-A7 A7 0.615% 9/10/20	3,195,000	3,201,368
•Series 2014-A9 A9 0.437% 11/23/18	16,310,000	16,301,927
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	5,708,000	5,684,129
#Dell Equipment Finance Trust Series 2014-1 A3 144A 0.94% 6/22/20	4,420,000	4,424,239
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.486% 8/17/20	3,150,000	3,149,490
•Series 2014-A1 A1 0.616% 7/15/21	4,560,000	4,571,382
Series 2014-A3 A3 1.22% 10/15/19	6,875,000	6,886,199

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
Series 2015-A2 A 1.90% 10/17/22	6,405,000	$6,358,878
#•Dryden XVI-Leveraged Loan CDO Series 2006-16A A1 144A 0.515% 10/20/20	4,880,385	4,834,022
#FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47	3,506,383	3,509,714
#•Flagship VII Series 2013-7A A1 144A 1.745% 1/20/26	14,000,000	13,976,200
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	5,135,000	5,119,651
#Ford Credit Floorplan Master Owner Trust A Series 2013-2 A 144A 2.09% 3/15/22	10,765,000	10,699,172
GE Dealer Floorplan Master Note Trust
•Series 2014-2 A 0.637% 10/20/19	925,000	923,331
•Series 2015-1 A 0.687% 1/20/20	5,010,000	4,990,827
Golden Credit Card Trust
#Series 2012-5A A 144A 0.79% 9/15/17	2,420,000	2,421,072
#•Series 2014-2A A 144A 0.636% 3/15/21	12,895,000	12,857,875
#Series 2015-2A A 144A 2.02% 4/15/22	6,785,000	6,728,074
#GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17	5,600,000	5,598,163
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,792,700	1,771,543
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17.	7,145,000	7,158,161
#•JFIN CLO Series 2014-1A A 144A 1.775% 4/20/25	9,500,000	9,495,250
#•KKR Financial CLO Series 2013-1A A1 144A 1.425% 7/15/25	10,000,000	9,850,000
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.515% 7/20/22	11,364,679	11,176,025
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	10,232	10,336
Mid-State Trust Series 11 A1 4.864% 7/15/38	644,716	683,134

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	6,750,000	$6,721,353
#•Navistar Financial Dealer Note Master Trust Series 2013-2 A 144A 0.867% 9/25/18	1,000,000	1,000,502
Nissan Auto Lease Trust Series 2014-A A4 1.04% 10/15/19	5,900,000	5,901,605
#•OHA Credit Partners IX Series 2013-9A A1 144A 1.675% 10/20/25	3,373,174	3,371,150
Penarth Master Issuer
#•Series 2015-1A A1 144A 0.585% 3/18/19	2,235,000	2,236,453
#•Series 2015-2A A1 144A 0.588% 5/18/19	4,000,000	4,000,768
#•PFS Financing Series 2015-AA A 144A 0.806% 4/15/20	250,000	249,953
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	5,300,000	5,293,751
#Progress Residential Trust Series 2015-SFR2 A 144A 2.74% 6/12/32	3,735,000	3,706,394
#•Saranac CLO I Series 2013-1A A1A 144A 1.757% 10/26/24	10,000,000	9,994,000
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	7,870,000	7,864,656
Series 2015-2 A 1.60% 4/15/21	8,905,000	8,899,586
#•Telos CLO Series 2013-4A A 144A 1.574% 7/17/24	11,500,000	11,427,550
#•ThHL Credit Wind River CLO Series 2013-2A A2B 144A 1.915% 1/18/26	6,265,000	6,260,615
Trade MAPS 1
#•Series 2013-1A A 144A 0.885% 12/10/18	10,390,000	10,389,512
#•Series 2013-1A B 144A 1.435% 12/10/18	5,491,000	5,495,387
#•Venture XVI CLO Series 2014-16A A1L 144A 1.753% 4/15/26	12,000,000	11,996,400
Volkswagen Auto Lease Trust
•Series 2014-A A2B 0.397% 10/20/16	645,576	645,386
Series 2015-A A3 1.25% 12/20/17	5,365,000	5,371,465
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	2,530,000	2,526,215

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment (continued)
#Series 2014-1A B 144A 1.66% 11/16/20	4,300,000	$4,290,897
#Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45	11,500,000	11,482,715
•World Financial Network Credit Card Master Trust Series 2015-A A 0.666% 2/15/22	4,830,000	4,827,706

Total Non-Agency Asset-Backed Securities (Cost $607,336,235)		607,711,211

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.22%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	94,781	97,544
•Bank of America Mortgage Securities Series 2004-L 4A1 2.567% 1/25/35	264,701	261,193
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	203,412	211,210
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.428% 6/25/29	2,950,698	2,954,584
#•Series 2014-2 B2 144A 3.428% 6/25/29	1,098,625	1,082,732
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	102,759	108,647
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33	218,795	217,793
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.698% 9/25/43	3,203,834	3,119,660
#•Series 2014-2 A4 144A 3.50% 7/25/44	5,093,216	5,111,123
#•Series 2015-1 B2 144A 3.899% 1/25/45	2,740,865	2,695,424
•Structured ARM Loan Trust Series 2004-3AC A2 2.398% 3/25/34	125,104	126,014
¿WaMu Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	176,942	179,304

Total Non-Agency Collateralized Mortgage Obligations (Cost $16,308,068)		16,165,228

«SENIOR SECURED LOANS–0.85%
Avago Technologies Tranche B 1st Lien 3.75% 5/6/21	8,007,456	8,029,237
FCA US Tranche B 1st Lien 3.50% 5/24/17	5,843,053	5,842,732

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
First Data Tranche B 1st Lien 4.00% 3/24/21		15,000,000	$15,045,028
Level 3 Financing Tranche B 4.00% 1/15/20		11,950,000	11,968,702
PQ 1st Lien 4.00% 8/7/17		5,909,091	5,911,957
Univision Communications Tranche C4 4.00% 3/1/20		11,728,005	11,652,594
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		4,709,884	4,713,817

Total Senior Secured Loans (Cost $62,762,730)			63,164,067

ΔSOVEREIGN BONDS–1.15%
Armenia–0.05%
#Republic of Armenia 144A 6.00% 9/30/20		3,790,000	3,730,876

			3,730,876

Australia–0.02%
Australia Government Bond 3.25% 4/21/25	AUD	2,193,000	1,726,024

			1,726,024

Brazil–0.11%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	8,524,000	2,604,716
10.00% 1/1/23	BRL	9,246,000	2,625,048
10.00% 1/1/25	BRL	9,246,000	2,574,322

			7,804,086

Colombia–0.03%
Colombia Government International Bonds
4.375% 3/21/23	COP	2,910,000,000	1,014,786
9.85% 6/28/27	COP	2,580,000,000	1,220,076

			2,234,862

Costa Rica–0.05%
Costa Rica Government International Bond 5.625% 4/30/43		4,197,000	3,504,495

			3,504,495

Dominican Republic–0.05%
Dominican Republic International Bonds
#144A 5.50% 1/27/25		1,050,000	1,057,875
#144A 6.85% 1/27/45		2,900,000	2,972,500

			4,030,375

Ecuador–0.04%
#Ecuador Government International Bond 144A 10.50% 3/24/20		3,200,000	3,224,000

			3,224,000

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Germany–0.03%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	2,116,000	$2,299,321

			2,299,321

Indonesia–0.11%
#Indonesia Government International Bond 144A 4.625% 4/15/43		3,525,000	3,181,313
Indonesia Treasury Bond 8.375% 3/15/24	IDR	66,167,000,000	4,983,481

			8,164,794

Italy–0.11%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	7,733,000	8,397,851

			8,397,851

Ivory Coast–0.05%
#Ivory Coast Government International Bond 144A 6.375% 3/3/28		3,932,000	3,853,360

			3,853,360

Mexico–0.06%
Mexican Bonos 7.50% 6/3/27	MXN	66,128,000	4,632,675

			4,632,675

Norway–0.16%
#Kommunalbanken 144A 2.125% 4/23/25		12,220,000	11,672,862

			11,672,862

Pakistan–0.04%
#Pakistan Government International Bond 144A 7.875% 3/31/36		2,639,000	2,573,025

			2,573,025

Poland–0.03%
Poland Government Bond 3.25% 7/25/25	PLN	8,892,000	2,361,581

			2,361,581

Senegal–0.03%
#Senegal Government International Bond 144A 6.25% 7/30/24		2,059,000	1,982,817

			1,982,817

South Africa–0.11%
South Africa Government Bond 8.00% 1/31/30	ZAR	108,054,000	8,388,818

			8,388,818

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sri Lanka–0.02%
#Sri Lanka Government International Bond 144A 6.125% 6/3/25		1,200,000	$1,185,000

			1,185,000

Sweden–0.00%
Sweden Government Bonds
1.50% 11/13/23	SEK	645,000	81,886
3.00% 7/12/16	SEK	1,270,000	158,488

			240,374

Turkey–0.04%
Turkey Government International Bond 4.25% 4/14/26		3,440,000	3,283,170

			3,283,170

United Kingdom–0.01%
United Kingdom Gilt 3.25% 1/22/44	GBP	245,800	426,153

			426,153

Total Sovereign Bonds (Cost $90,014,439)			85,716,519

SUPRANATIONAL BANKS–0.16%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	158,700,000	2,486,062
7.375% 4/15/19	IDR	21,820,000,000	1,579,239
Inter-American Development Bank
6.00% 9/5/17	INR	235,400,000	3,662,211
7.25% 7/17/17	IDR	20,780,000,000	1,516,593
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	2,338,000	1,658,267
International Finance 3.625% 5/20/20	NZD	1,156,000	784,201

Total Supranational Banks (Cost $12,631,921)			11,686,573

U.S. TREASURY OBLIGATIONS–7.35%
U.S. Treasury Bonds
3.00% 5/15/45		66,420,000	65,101,962
3.125% 8/15/44		63,145,000	63,258,472
U.S. Treasury Notes 1.50% 5/31/20		246,025,000	244,698,679

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.625% 6/30/20	38,302,000	$38,302,000
¥2.125% 5/15/25	137,715,000	135,229,657

Total U.S. Treasury Obligations (Cost $549,049,987)		546,590,770

	Number of Shares

PREFERRED STOCK–0.37%
•Bank of America 6.10%	4,480,000	4,429,600
•Integrys Energy Group 6.00%	285,850	7,612,185
•Morgan Stanley 5.55%	10,450,000	10,387,300
National Retail Properties 5.70%	87,630	2,122,399
Public Storage 5.20%	125,605	2,925,340

Total Preferred Stock (Cost $27,300,881)		27,476,824

	Number of Contracts

OPTION PURCHASED–0.01%
Call Option–0.01%
U.S. Treasury 10 yr Notes, strike price $127.50, expires 7/24/15 (AFI)	2,811	1,010,203

Total Option Purchased (Cost $844,354)		1,010,203

	Principal Amount°

SHORT-TERM INVESTMENTS–21.27%
Certificates of Deposit–5.48%
Abbey National Treasury Services 0.50% 10/15/15	7,250,000	7,255,169
Banco Estado Chile
0.22% 8/6/15	30,000,000	30,000,615
0.39% 11/16/15	9,750,000	9,752,976
Banco Estado Chile New York
0.21% 7/6/15	25,000,000	25,000,130
0.22% 8/10/15	9,000,000	9,000,184
Bank of Montreal Chicago
0.26% 10/8/15	25,000,000	25,002,840
•0.339% 6/7/16	25,000,000	25,003,350
BNP Paribas New York Branch 0.51% 11/16/15	7,250,000	7,255,083
Credit Suisse New York 0.26% 8/5/15	25,000,000	25,000,473
HSBC Bank USA
0.27% 7/13/15	20,000,000	20,001,090
0.315% 9/15/15	40,000,000	40,006,736

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
Certificates of Deposit (continued)
Lloyds TSB Bank New York 0.47% 10/16/15	9,750,000	$9,755,848
Rabobank Nederland New York 0.30% 9/10/15	50,000,000	50,004,075
Standard Chartered Bank New York 0.32% 8/17/15	25,000,000	25,005,963
Swedbank New York 0.20% 7/1/15	75,000,000	75,000,195
Toronto Dominion Bank New York 0.20% 7/29/15	25,000,000	25,003,060

		408,047,787

≠Discounted Commercial Paper–15.79%
Abbey National North America 0.06% 7/1/15	19,000,000	19,000,000
Abbott Laboratories 0.143% 9/21/15	37,500,000	37,485,127
Air Products & Chemicals 0.12% 7/15/15	20,000,000	19,998,876
Airbus Group Finance 0.12% 7/23/15	40,000,000	39,996,192
Bank of Nova Scotia 0.265% 10/27/15	50,000,000	49,953,225
BASF 0.225% 9/4/15	49,750,000	49,731,483
BMW US Capital
×0.143% 8/24/15	30,000,000	29,991,384
×0.143% 10/7/15	25,000,000	24,983,020
BNP Paribas Fortis 0.03% 7/1/15	40,000,000	40,000,000
BNP Paribas New York Branch 0.03% 7/1/15	36,000,000	36,000,000
Brown University 0.102% 8/17/15	14,000,000	13,998,320
Coca-Cola
0.224% 10/29/15	35,000,000	34,970,943
0.276% 11/17/15	30,000,000	29,965,932
Cornell University
0.11% 7/22/15	7,000,000	6,999,510
0.11% 7/28/15	9,000,000	8,999,190
0.112% 7/16/15	7,500,000	7,499,625
0.112% 8/18/15	6,700,000	6,698,995
CPPIB Capital One 0.122% 7/15/15	49,725,000	49,722,827
Credit Agricole CIB New York 0.05% 7/1/15	11,000,000	11,000,000
Duke University 0.153% 8/18/15	8,162,000	8,160,333

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
General Electric Capital 0.27% 8/25/15	50,000,000	$49,991,055
John Deere Financial 0.24% 7/24/15	58,000,000	57,994,896
JPMorgan Securities
0.277% 9/8/15	50,000,000	49,979,780
0.30% 8/4/15	15,000,000	14,997,551
Koch Resources 0.14% 7/27/15	3,255,000	3,254,688
Microsoft 0.14% 7/29/15	75,000,000	74,995,590
National Australian Bank 0.205% 9/9/15	50,000,000	49,987,475
Pfizer
0.133% 9/3/15	21,225,000	21,220,708
0.133% 9/10/15	24,875,000	24,868,284
PNC Bank 0.281% 7/13/15	25,000,000	24,998,783
Roche Holdings 0.11% 7/14/15	14,600,000	14,599,404
Skandinav Enskilda Bank 0.215% 8/17/15	31,720,000	31,714,458
Societe Generale 0.235% 8/21/15	10,500,000	10,496,936
Toronto Dominion Holding USA 0.184% 8/21/15	25,000,000	24,994,873
Toyota Motor Credit
0.234% 10/14/15	25,000,000	24,984,983
0.24% 9/14/15	31,350,000	31,340,137
United Parcel Service 0.002% 7/1/15	51,540,000	51,540,000
University of California
0.132% 7/15/15	25,000,000	24,998,750
0.132% 8/3/15	10,000,000	9,998,800
0.132% 8/10/15	7,500,000	7,498,875
Westpac Securities New Zealand 0.27% 7/20/15	25,000,000	24,998,707
Yale University
0.102% 8/17/15	4,775,000	4,774,051
0.113% 9/2/15	15,000,000	14,995,467

		1,174,379,233

Total Short Term Investments (Cost $1,582,363,130)		1,582,427,020

TOTAL VALUE OF SECURITIES–116.08% (Cost $8,593,791,281)	$8,635,740,097
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(16.08%)	(1,196,146,848)

NET ASSETS APPLICABLE TO 534,880,893 SHARES OUTSTANDING–100.00%	$7,439,593,249

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Schedule of Investments (continued)

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $1,371,903,200, which represents 18.44% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

×

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2015, the aggregate value of these securities was $54,974,404, which represents 0.74% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2015.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	COP	(254,130,000)	USD	99,925	7/1/15	$ 2,390
TD	EUR	(5,283,047)	USD	5,921,633	7/31/15	31,427

						$33,817

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,018	Euro-Bund	$172,303,635	$172,445,535	9/9/15	$141,900
(257)	U.S. Treasury 10 yr Notes	(32,266,932)	(32,426,172)	9/21/15	(159,240)

		$140,036,703			$(17,340)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ICE-iTraxx EUR Crossover Series 23	EUR	33,125,000	5.00%	6/20/20	$647,746

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AFI–Advantage Futures

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BNYM–Bank of New York Mellon

BRL–Brazilian Real

COP–Colombian Peso

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GE–General Electric

GNMA–Government National Mortgage Association

GSMPS–Goldman Sachs Reperforming Mortgage Securities

ICE–IntercontinentalExchange, Inc.

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transaction, Inc.

MXN–Mexican Peso

NZD–New Zealand Dollar

PLN–Polish Zloty

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

SEK– Swedish Krona

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments, at value	$7,053,313,077
Short-term investments, at value	1,582,427,020
Receivables for securities sold	691,110,087
Dividends and interest receivable	40,450,054
Cash collateral for derivatives	4,433,832
Foreign currencies, at value	4,121,437
Cash	3,610,503
Receivables for fund shares sold	3,460,328
Net unrealized appreciation from open futures contracts	147,619
Foreign currencies collateral	88,398
Unrealized gain on foreign currency exchange contracts	33,817
Prepaid printing and mailing fees to Lincoln Life	4,447

TOTAL ASSETS	9,383,200,619

LIABILITIES:
Payable for securities purchased	1,935,496,046
Unrealized loss on credit default swap contracts [1]	2,842,787
Due to manager and affiliates	2,709,176
Payables for fund shares redeemed	2,030,981
Accrued expenses payable	481,821
Annual protection payments on swap contracts	46,559

TOTAL LIABILITIES	1,943,607,370

TOTAL NET ASSETS	$7,439,593,249

Investments, at cost	$7,011,428,151
Short-term investments, at cost	1,582,363,130
Foreign currencies, at cost	4,174,501
[1] Including upfront payments paid	3,429,734

Standard Class :
Net Assets	$4,508,388,644
Shares Outstanding	323,905,737
Net Asset Value Per Share	$13.919

Service Class :
Net Assets	$2,931,204,605
Shares Outstanding	210,975,156
Net Asset Value Per Share	$13.894

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$7,283,782,331
Undistributed net investment income	91,126,768
Accumulated net realized gain on investments	22,234,123
Net unrealized appreciation of investments and derivatives	42,450,027

Total net assets	$7,439,593,249

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund––25

LVIP Delaware Bond Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Interest	$94,913,318
Dividends	489,821

95,403,139

EXPENSES:
Management fees	11,164,381
Distribution fees-Service Class	5,009,868
Accounting and administration expenses	867,164
Reports and statements to shareholders	206,049
Professional fees	98,862
Trustees’ fees and expenses	81,884
Custodian fees	59,636
Pricing fees	39,402
Consulting fees	3,383
Other	36,073

Total operating expenses	17,566,702

NET INVESTMENT INCOME	77,836,437

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	22,637,790
Foreign currencies	(5,274,784)
Foreign currency exchange contracts	(111,730)
Futures contracts	11,309,997
Swap contracts	(41,781)

Net realized gain	28,519,492

Net change in unrealized appreciation (depreciation) of:
Investments	(104,953,975)
Foreign currencies	(4,810)
Foreign currency exchange contracts	(155,636)
Futures contracts	(1,514,743)
Swap contracts	601,187

Net change in unrealized appreciation (depreciation)	(106,027,977)

NET REALIZED AND UNREALIZED LOSS	(77,508,485)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$327,952

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$77,836,437	$144,126,024
Net realized gain	28,519,492	121,874,078
Net change in unrealized appreciation (depreciation)	(106,027,977)	114,382,755

Net increase in net assets resulting from operations	327,952	380,382,857

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(87,442,224)
Service Class	—	(47,244,963)
Net realized gain:
Standard Class	—	(22,953,402)
Service Class	—	(14,908,261)

	—	(172,548,850)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	336,363,278	962,008,466
Service Class	252,363,555	329,219,099
Net asset value of shares issued upon reinvestment of dividend and distributions:
Standard Class	—	110,395,626
Service Class	—	62,153,224

	588,726,833	1,463,776,415

Cost of shares redeemed:
Standard Class	(135,766,455)	(620,887,855)
Service Class	(102,039,093)	(257,761,815)

	(237,805,548)	(878,649,670)

Increase in net assets derived from capital share transactions	350,921,285	585,126,745

NET INCREASE IN NET ASSETS	351,249,237	792,960,752
NET ASSETS:
Beginning of period	7,088,344,012	6,295,383,260

End of period	$7,439,593,249	$7,088,344,012

Undistributed net investment income	$91,126,768	$13,290,331

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$13.903	$13.466	$14.212	$13.916	$13.695	$13.322

Income (loss) from investment operations:
Net investment income[2]	0.159	0.315	0.303	0.345	0.427	0.514
Net realized and unrealized gain (loss)	(0.143)	0.488	(0.634)	0.571	0.611	0.617

Total from investment operations	0.016	0.803	(0.331)	0.916	1.038	1.131

Less dividends and distributions from:
Net investment income	—	(0.290)	(0.247)	(0.290)	(0.479)	(0.479)
Net realized gain	—	(0.076)	(0.162)	(0.330)	(0.338)	(0.279)
Return of capital	—	—	(0.006)	—	—	—

Total dividends and distributions	—	(0.366)	(0.415)	(0.620)	(0.817)	(0.758)

Net asset value, end of period	$13.919	$13.903	$13.466	$14.212	$13.916	$13.695

Total return[3]	0.12%	5.97%	(2.31%)	6.61%	7.64%	8.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,508,389	$4,304,241	$3,728,463	$2,448,509	$1,301,203	$1,238,884
Ratio of expenses to average net assets	0.35%	0.35%	0.37%	0.38%	0.39%	0.39%
Ratio of net investment income to average net assets	2.28%	2.25%	2.18%	2.41%	3.03%	3.68%
Portfolio turnover	196%	426%	431%	366%	379%	312%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$13.902	$13.466	$14.212	$13.916	$13.697	$13.324

Income (loss) from investment operations:
Net investment income[2]	0.135	0.265	0.255	0.294	0.377	0.465
Net realized and unrealized gain (loss)	(0.143)	0.489	(0.635)	0.571	0.610	0.617

Total from investment operations	(0.008)	0.754	(0.380)	0.865	0.987	1.082

Less dividends and distributions from:
Net investment income	—	(0.242)	(0.198)	(0.239)	(0.430)	(0.430)
Net realized gain	—	(0.076)	(0.162)	(0.330)	(0.338)	(0.279)
Return of capital	—	—	(0.006)	—	—	—

Total dividends and distributions	—	(0.318)	(0.366)	(0.569)	(0.768)	(0.709)

Net asset value, end of period	$13.894	$13.902	$13.466	$14.212	$13.916	$13.697

Total return[3]	(0.06%)	5.60%	(2.64%)	6.24%	7.26%	8.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,931,204	$2,784,103	$2,566,920	$2,453,224	$2,019,708	$1,585,251
Ratio of expenses to average net assets	0.70%	0.70%	0.72%	0.73%	0.74%	0.74%
Ratio of net investment income to average net assets	1.93%	1.90%	1.83%	2.06%	2.68%	3.33%
Portfolio turnover	196%	426%	431%	366%	379%	312%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–28

LVIP Delaware Bond Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income consistent with a prudent investment strategy.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, “forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange

LVIP Delaware Bond Fund–29

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

rates from that which is due to changes in market prices of debt securities. The gains or losses attributable to the change in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets in excess of $400 million.

Delaware Investments Fund Advisers (DIFA), a series of the Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to DIFA for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$160,111
Legal	43,979

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $176,976 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.
At June 30, 2015, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$1,870,885
Distribution fees payable to LFD	838,291
Prepaid printing and mailing fees to Lincoln Life	4,447

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Delaware Bond Fund–30

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$10,478,795,349
Purchases of U.S. government securities	3,492,874,351
Sales other than U.S. government securities	9,892,714,880
Sales of U.S. government securities	3,805,609,427

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,592,946,927

Aggregate unrealized appreciation	$107,752,024
Aggregate unrealized depreciation	(65,969,057)

Net unrealized appreciation	$41,782,967

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Bond Fund–31

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligations	$—	$103,971,886	$$103,971,886
Agency Mortgage-Backed Securities	—	2,163,305,029	2,163,305,029
Agency Obligations	—	15,005,115	15,005,115
Commercial Mortgage-Backed Securities	—	472,185,834	472,185,834
Corporate Bonds	—	2,744,417,948	2,744,417,948
Municipal Bonds	—	194,905,870	194,905,870
Non-Agency Asset-Backed Securities	—	607,711,211	607,711,211
Non-Agency Collateralized Mortgage Obligations	—	16,165,228	16,165,228
Senior Secured Loans	—	63,164,067	63,164,067
Sovereign Bonds	—	85,716,519	85,716,519
Supranational Banks	—	11,686,573	11,686,573
U.S. Treasury Obligations	—	546,590,770	546,590,770
Preferred Stock	12,659,924	14,816,900	27,476,824
Short-Term Investments	—	1,582,427,020	1,582,427,020
Options Purchased	—	1,010,203	1,010,203

Total	$12,659,924	$8,623,080,173	$8,635,740,097

Foreign Currency Exchange Contracts	$—	$33,817	$33,817

Futures Contracts	$(17,340)	$—	$(17,340)

Swap Contracts	$—	$647,746	$647,746

There were no Level 3 invesments at the end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	23,969,435	69,094,089
Service Class	17,968,034	23,613,570
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	7,960,458
Service Class	—	4,481,450

	41,937,469	105,149,567

Shares redeemed:
Standard Class	(9,659,856)	(44,340,711)
Service Class	(7,264,307)	(18,451,826)

	(16,924,163)	(62,792,537)

Net increase	25,013,306	42,357,030

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.

LVIP Delaware Bond Fund–32

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2015, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at June 30, 2015.

LVIP Delaware Bond Fund–33

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to a central counterparty for CDS basket trades, as determined by an applicable central counterparty. At June 30, 2015, net unrealized appreciation of CDS contracts was $647,746. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2015, the Fund would have received $33,125,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Assets and Liabilities	Fair Value	Statement of Assets and Liabilities	Fair Value
Forward currency exchange contracts (Foreign-currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$33,817	Unrealized loss on foreign currency exchange contracts	$—
Interest rate contracts (Future contracts)	Net unrealized appreciation from open futures contracts	141,900	Net unrealized appreciation from open futures contracts	(159,240)
Credit Contracts (Swap contracts)	Unrealized appreciation of credit default swap contracts	647,746	Unrealized depreciation of credit default swap contracts	—

		$823,463		$(159,240)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(111,730)	$(155,636)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	11,309,997	(1,514,743)
Credit and interest rate contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(41,781)	601,187

Total		$11,156,486	$(1,069,192)

LVIP Delaware Bond Fund–34

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	989,363	USD	16,971,583
Futures contracts (average notional value)		214,071,680		455,440,839
Options contracts (average notional value)		192,053		—
CDS Contracts (average notional value)*	EUR	5,075,605	EUR	—

*Long represents buying protection and short represents selling protection.

At June 30, 2015, the Fund posted U.S. Treasury Obligations with a value of $93,246 as collateral for futures contracts.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNY Mellon	$2,390	$—	$2,390
JPMorgan Chase Bank	647,746	—	647,746
Toronto Dominion Bank	31,427	—	31,427
Union Bank of Switzerland	141,900	(159,240)	(17,340)

Total	$823,463	$(159,240)	$664,223

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
BNY Mellon	$2,390	$—	$—	$—	$—	$2,390
JPMorgan Chase Bank	647,746	—	—	—	—	647,746
Toronto Dominion Bank	31,427	—	—	—	—	31,427
Union Bank of Switzerland	(17,340)	—	—	—	—	(17,340)

Total	$664,223	$—	$—	$—	$—	$664,223

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Delaware Bond Fund–35

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of June 30, 2015, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Schedule of Investments.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Bond Fund–36

LVIP Delaware Diversified Floating Rate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Delaware Diversified Floating Rate Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,003.30	0.62%	$3.08
Service Class Shares	1,000.00	1,002.00	0.87%	4.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.72	0.62%	$3.11
Service Class Shares	1,000.00	1,020.48	0.87%	4.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.30%
Convertible Bonds	0.27%
Convertible Preferred Stock	0.04%
Corporate Bonds	70.49%
Aerospace & Defense	0.80%
Air Freight & Logistics	0.12%
Airlines	0.27%
Auto Components	0.15%
Automobiles	3.09%
Beverages	1.06%
Biotechnology	0.19%
Building Products	0.06%
Capital Markets	1.14%
Chemicals	0.84%
Commercial Banks	8.65%
Commercial Services & Supplies	0.19%
Communications Equipment	1.38%
Computers & Peripherals	1.70%
Construction Materials	0.38%
Consumer Finance	1.06%
Containers & Packaging	0.10%
Diversified Financial Services	8.18%
Diversified Telecommunication Services	3.52%
Electric Utilities	4.40%
Electronic Equipment, Instruments & Components	0.54%
Energy Equipment & Services	0.18%
Food & Staples Retailing	0.10%
Food Products	1.82%
Health Care Equipment & Supplies	1.32%
Health Care Providers & Services	0.39%
Hotels, Restaurants & Leisure	0.53%
Household Durables	0.12%

Security Type/Sector	Percentage of Net Assets
Insurance	4.21%
Internet Software & Services	0.84%
IT Services	0.08%
Machinery	0.65%
Media	1.66%
Metals & Mining	0.34%
Multi-Utilities	1.02%
Oil, Gas & Consumable Fuels	8.76%
Paper & Forest Products	0.20%
Pharmaceuticals	5.00%
Real Estate Investment Trusts	1.11%
Road & Rail	0.48%
Semiconductors & Semiconductor Equipment	0.17%
Software	1.38%
Specialty Retail	1.54%
Textiles, Apparel & Luxury Goods	0.12%
Tobacco	0.17%
Wireless Telecommunication Services	0.48%
Municipal Bonds	3.73%
Non-Agency Asset-Backed Securities	10.09%
Senior Secured Loans	10.79%
Sovereign Bonds	0.52%
Supranational Bank	0.13%
Preferred Stock	0.28%
Money Market Fund	1.89%
Total Value of Securities	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.30%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C02 1M1 1.337% 5/25/25	2,541,485	$2,527,730
•Series 2015-C02 2M1 1.387% 5/25/25	3,181,549	3,167,356
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	4,277	4,861
•Series 2005-106 QF 0.697% 12/25/35	1,849,599	1,865,733
•Series 2006-40 F 0.487% 5/25/36	160,179	160,251
Freddie Mac REMICs
•Series 3152 JF 0.636% 8/15/35	153,593	154,795
•Series 3311 VF 0.426% 5/15/37	339,777	339,766
•Series 3780 LF 0.586% 3/15/29	27,619	27,666
•Series 3800 AF 0.686% 2/15/41	508,933	513,424
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA1 M1 1.087% 10/25/27	4,166,200	4,157,509
•GNMA Series 2010-46 MF 0.585% 5/16/34	417,877	420,604

Total Agency Collateralized Mortgage Obligations (Cost $13,347,401)		13,339,695

CONVERTIBLE BONDS–0.27%
#Abengoa 144A 5.125% exercise price $38.08, expiration date 2/23/17	200,000	193,250
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	90,000	90,169
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	27,000	25,397
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	39,000	40,974
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	150,000	156,656
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	207,000	198,979

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	22,000	$21,697
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	13,000	14,503
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	59,000	57,304
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	41,000	35,773
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	44,000	41,910
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	23,000	31,424
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	152,000	166,630
fGeneral Cable 4.50% exercise price $34.17, expiration date 11/15/29	83,000	69,201
Jefferies Group 3.875% exercise price $44.83, expiration date 10/31/29	175,000	179,266
#Liberty Interactive 144A 1.00% exercise price $64.28, expiration date 9/28/43	38,000	37,121
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	110,000	113,781
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	14,000	71,216
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	323,000	328,451
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	255,000
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	71,000	69,136
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	56,000	52,850
Spirit Realty Capital 3.75% exercise price $13.08, expiration date 5/13/21	184,000	172,041
#SunEdison 144A 2.625% exercise price $38.65, expiration date 5/30/23	9,000	9,157

LVIP Delaware Diversified Floating Rate Fund––3

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25	5,000	$5,191
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	145,000	119,716
TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19	76,000	75,667
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	51,000	34,138
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	90,000	99,000

Total Convertible Bonds (Cost $2,907,315)		2,765,598

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.04%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	280	11,068
ArcelorMittal 6.00% exercise price $19.98, expiration date 12/21/15	1,875	29,707
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	87	62,640
Crown Castle International 4.50% exercise price $90.25, expiration date 11/1/16	1,120	115,584
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	490	48,706
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,045	58,651
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	1,653	91,328

Total Convertible Preferred Stock (Cost $496,235)		417,684

	Principal Amount°

CORPORATE BONDS–70.49%
Aerospace & Defense–0.80%
Embraer Netherlands Finance 5.05% 6/15/25	535,000	535,000
•Rockwell Collins 0.636% 12/15/16	7,610,000	7,609,886

		8,144,886

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics–0.12%
#Aviation Capital Group 144A 6.75% 4/6/21	1,095,000	$1,252,183

		1,252,183

Airlines–0.27%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	565,000	555,113
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	626,096	626,096
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27	180,000	177,750
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	495,000	499,950
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26	885,000	876,150

		2,735,059

Auto Components–0.15%
Magna International 3.625% 6/15/24	1,545,000	1,524,469

		1,524,469

Automobiles–3.09%
Daimler Finance North America
#•144A 0.618% 8/1/17	6,340,000	6,335,163
#•144A 0.632% 3/10/17	5,400,000	5,399,919
•PACCAR Financial 0.879% 12/6/18	5,850,000	5,878,220
Toyota Motor Credit 2.00% 10/24/18	5,200,000	5,250,487
#•Volkswagen International Finance 144A 0.716% 11/18/16	8,755,000	8,771,880

		31,635,669

Beverages–1.06%
Constellation Brands 4.25% 5/1/23	230,000	227,125
#JB 144A 3.75% 5/13/25	1,225,000	1,191,680
•PepsiCo 0.492% 2/26/16	2,925,000	2,929,148
#•SABMiller Holdings 144A 0.968% 8/1/18	6,520,000	6,542,579

		10,890,532

Biotechnology–0.19%
Amgen 2.70% 5/1/22	1,995,000	1,931,667

		1,931,667

LVIP Delaware Diversified Floating Rate Fund—4

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products–0.06%
Fortune Brands Home & Security 3.00% 6/15/20	565,000	$566,229

		566,229

Capital Markets–1.14%
Affiliated Managers Group 3.50% 8/1/25	990,000	960,765
•Bank of New York Mellon 0.766% 9/11/19	6,470,000	6,470,686
•Goldman Sachs Group 1.478% 4/30/18	2,290,000	2,315,758
Jefferies Group 5.125% 1/20/23	1,695,000	1,752,593
Lazard Group 6.85% 6/15/17	163,000	178,147

		11,677,949

Chemicals–0.84%
CF Industries
6.875% 5/1/18	1,240,000	1,396,825
7.125% 5/1/20	500,000	594,566
Dow Chemical 8.55% 5/15/19	475,000	579,625
Methanex 4.25% 12/1/24	1,355,000	1,345,984
#OCP 144A 4.50% 10/22/25	1,865,000	1,778,744
Potash of Saskatchewan 3.00% 4/1/25	1,185,000	1,135,815
PPG Industries 2.30% 11/15/19	915,000	917,396
Rockwood Specialties Group 4.625% 10/15/20	820,000	854,850

		8,603,805

Commercial Banks–8.65%
•Abbey National Treasury Services 0.796% 3/13/17	2,500,000	2,498,267
#Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25	460,000	451,030
•Bank of Montreal 0.795% 7/15/16	4,320,000	4,337,565
Bank of Nova Scotia
•0.686% 3/15/16	2,100,000	2,103,287
•0.795% 7/15/16	4,860,000	4,879,761
•BB&T 1.146% 6/15/18	3,635,000	3,660,801
#BBVA Banco Continental 144A 5.00% 8/26/22	365,000	379,855
BBVA Bancomer
#144A 6.50% 3/10/21	785,000	853,687
#144A 7.25% 4/22/20	685,000	760,281
Branch Banking & Trust
•0.582% 5/23/17	2,575,000	2,564,061
•0.606% 9/13/16	1,755,000	1,750,607
#•CoBank 144A 0.886% 6/15/22	425,000	401,217
Compass Bank 3.875% 4/10/25	970,000	915,034
#Credit Suisse 144A 6.50% 8/8/23	945,000	1,035,825

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
#Credit Suisse Group Funding Guernsey 144A 3.75% 3/26/25	270,000	$260,444
#Export-Import Bank of China 144A 2.50% 7/31/19	2,545,000	2,548,833
•Export-Import Bank of Korea 1.027% 1/14/17	5,000,000	5,022,360
•Fifth Third Bank 0.692% 2/26/16	6,390,000	6,390,492
#•HSBC Bank 144A 0.914% 5/15/18	3,800,000	3,818,783
#•ING Bank 144A 1.921% 9/25/15	1,500,000	1,505,160
•ING Groep 6.00% 12/31/45	825,000	818,297
#Itau Unibanco Holding 144A 2.85% 5/26/18	2,040,000	2,028,780
KeyBank
3.18% 5/22/22	1,210,000	1,208,761
3.30% 6/1/25	1,870,000	1,819,546
•MUFG Union Bank 1.031% 9/26/16	5,000,000	5,022,580
•National City Bank 0.649% 6/7/17	3,360,000	3,345,031
#•Nordea Bank 144A 6.125% 12/29/49	710,000	702,678
#•PNC Preferred Funding Trust II 144A 1.508% 3/31/49	6,200,000	5,595,500
•Royal Bank of Canada 0.741% 9/9/16	2,490,000	2,498,849
•SunTrust Bank 0.572% 8/24/15	1,415,000	1,414,832
SVB Financial Group 3.50% 1/29/25	770,000	743,416
•Svenska Handelsbanken 0.731% 3/21/16	1,385,000	1,389,203
•Toronto-Dominion Bank 0.828% 4/30/18	2,800,000	2,814,482
•USB Capital IX 3.50% 10/29/49	465,000	384,439
Wells Fargo
•0.958% 1/30/20	11,655,000	11,610,490
•5.875% 12/29/49	450,000	461,273
Woori Bank
#144A 2.875% 10/2/18	285,000	292,505
#144A 4.75% 4/30/24	200,000	207,778

		88,495,790

Commercial Services & Supplies–0.19%
CDK Global 4.50% 10/15/24	1,245,000	1,249,005
#HPHT Finance 15 144A 2.875% 3/17/20	695,000	693,116

		1,942,121

Communications Equipment–1.38%
•Cisco Systems 0.783% 3/1/19	12,480,000	12,540,803

LVIP Delaware Diversified Floating Rate Fund—5

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
QUALCOMM
3.00% 5/20/22	820,000	$815,196
3.45% 5/20/25	765,000	746,404

		14,102,403

Computers & Peripherals–1.70%
•Apple 0.58% 5/6/19	14,990,000	15,043,439
Seagate HDD Cayman
#144A 4.75% 1/1/25	2,205,000	2,195,587
#144A 4.875% 6/1/27	150,000	146,135

		17,385,161

Construction Materials–0.38%
#•Cemex 144A 5.025% 10/15/18	2,965,000	3,126,593
#Union Andina De Cementos 144A 5.875% 10/30/21	750,000	760,313

		3,886,906

Consumer Finance–1.06%
•Bank of America 0.745% 11/14/16	6,025,000	6,030,013
General Motors Financial 3.45% 4/10/22	4,865,000	4,774,093

		10,804,106

Containers & Packaging–0.10%
#Beverage Packaging Holdings
Luxembourg II 144A 6.00% 6/15/17	1,000,000	1,003,750

		1,003,750

Diversified Financial Services–8.18%
Bank of America
•0.537% 10/14/16	1,350,000	1,345,441
•1.315% 1/15/19	8,250,000	8,331,279
Citigroup 4.40% 6/10/25	955,000	953,339
CME Group 3.00% 3/15/25	915,000	889,655
Credit Suisse Group
#•144A 6.25% 12/29/49	1,190,000	1,144,483
#•144A 7.50% 12/11/49	225,000	234,958
#ERAC USA Finance 144A 4.50% 8/16/21	2,650,000	2,864,814
•Ford Motor Credit 1.209% 11/4/19	6,000,000	5,985,822
General Electric Capital
•0.659% 5/5/26	2,000,000	1,913,174
•0.894% 1/9/20	5,740,000	5,779,445
•1.286% 3/15/23	2,450,000	2,466,907
#144A 3.80% 6/18/19	250,000	264,510
6.00% 8/7/19	1,385,000	1,584,051
•7.125% 12/15/49	1,600,000	1,848,000
•Goldman Sachs Group 5.375% 5/10/20	1,750,000	1,731,013

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
•HSBC Holdings 6.375% 3/29/49	295,000	$297,213
#Hyundai Capital America 144A 4.00% 6/8/17	690,000	719,763
#•Hyundai Capital Services 144A 1.086% 3/18/17	2,895,000	2,903,749
JPMorgan Chase
2.25% 1/23/20	635,000	624,406
•5.30% 12/29/49	640,000	636,864
•6.75% 8/29/49	220,000	235,330
•JPMorgan Chase Bank 0.616% 6/13/16	7,955,000	7,938,127
Lloyds Banking Group
4.50% 11/4/24	2,470,000	2,476,126
•7.50% 4/30/49	1,125,000	1,161,563
Morgan Stanley
•1.417% 1/27/20	9,705,000	9,849,430
2.80% 6/16/20	1,100,000	1,101,928
National Rural Utilities Cooperative Finance
•0.534% 5/27/16	9,925,000	9,932,364
•4.75% 4/30/43	2,790,000	2,790,000
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	1,200,000	1,192,357
#•USB Realty 144A 1.422% 12/22/49	4,900,000	4,489,625

		83,685,736

Diversified Telecommunication Services–3.52%
•AT&T 1.212% 6/30/20	9,790,000	9,839,821
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	1,550,000	1,647,083
CenturyLink 5.80% 3/15/22	1,395,000	1,337,456
#Colombia Telecomunicaciones 144A 5.375% 9/27/22	565,000	561,469
#Digicel Group 144A 8.25% 9/30/20	2,020,000	2,035,150
#GTP Acquisition Partners I 144A 2.35% 6/15/20	470,000	467,504
#Oi 144A 5.75% 2/10/22	380,000	331,075
SBA Tower Trust
#144A 2.24% 4/16/18	465,000	463,278
#144A 2.898% 10/15/19	1,145,000	1,150,733
#SES 144A 3.60% 4/4/23	1,705,000	1,734,404
#Telemar Norte Leste 144A 5.50% 10/23/20	215,000	198,069
Verizon Communications
2.00% 11/1/16	1,255,000	1,268,100
5.15% 9/15/23	13,645,000	14,964,280

		35,998,422

LVIP Delaware Diversified Floating Rate Fund—6

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities–4.40%
#American Transmission Systems 144A 5.25% 1/15/22	4,170,000	$4,603,914
Appalachian Power 3.40% 6/1/25	2,610,000	2,578,205
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,563,474
Commonwealth Edison 2.15% 1/15/19	3,000,000	3,018,732
•Duke Energy Indiana 0.626% 7/11/16	5,695,000	5,700,496
Electricite de France
#•144A 0.735% 1/20/17	5,465,000	5,474,673
#•144A 5.25% 12/29/49	1,520,000	1,527,600
#•Enel 144A 8.75% 9/24/73	1,543,000	1,776,379
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,166,482
Entergy Mississippi 3.10% 7/1/23	250,000	245,885
•Georgia Power 0.606% 3/15/16	5,400,000	5,395,637
Great Plains Energy 4.85% 6/1/21	3,255,000	3,573,674
•NSTAR Electric 0.516% 5/17/16	1,750,000	1,746,553
NV Energy 6.25% 11/15/20	800,000	927,706
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19	2,535,000	2,562,923
Xcel Energy 3.30% 6/1/25	205,000	201,818

		45,064,151

Electronic Equipment, Instruments & Components–0.54%
#Flextronics International 144A 4.75% 6/15/25	1,130,000	1,124,011
Molex Electronic Technologies
#144A 2.878% 4/15/20	1,115,000	1,099,101
#144A 3.90% 4/15/25	840,000	815,553
Thermo Fisher Scientific 3.30% 2/15/22	2,520,000	2,493,885

		5,532,550

Energy Equipment & Services–0.18%
Noble Holding International 3.05% 3/1/16	1,300,000	1,309,591
Weatherford International Bermuda 4.50% 4/15/22	515,000	484,312

		1,793,903

Food & Staples Retailing–0.10%
#Cencosud 144A 5.15% 2/12/25	970,000	979,212

		979,212

Food Products–1.82%
#BRF 144A 3.95% 5/22/23	550,000	523,187
Campbell Soup 3.30% 3/19/25	1,245,000	1,221,959
General Mills •0.479% 1/28/16	4,245,000	4,240,173

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
General Mills (continued) •0.579% 1/29/16	1,730,000	$1,730,171
Ingredion 1.80% 9/25/17	1,500,000	1,500,057
#JBS Investments 144A 7.75% 10/28/20	1,110,000	1,212,675
#JBS USA Finance 144A 5.75% 6/15/25	255,000	252,692
•Mondelez International 0.798% 2/1/19	5,725,000	5,665,632
Smucker (J.M.)
#144A 3.00% 3/15/22	315,000	309,512
#144A 3.50% 3/15/25	2,025,000	1,987,910

		18,643,968

Health Care Equipment & Supplies–1.32%
Becton Dickinson 6.375% 8/1/19	1,615,000	1,862,486
Boston Scientific 6.00% 1/15/20	465,000	527,084
•Medtronic 0.375% 2/27/17	11,200,000	11,161,427

		13,550,997

Health Care Providers & Services–0.39%
•McKesson 0.682% 9/10/15	4,000,000	3,999,864

		3,999,864

Hotels, Restaurants & Leisure–0.53%
Carnival 1.20% 2/5/16	1,445,000	1,447,022
McDonald’s 3.375% 5/26/25	1,430,000	1,400,303
Starbucks 2.70% 6/15/22	1,020,000	1,018,066
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	1,635,000	1,579,184

		5,444,575

Household Durables–0.12%
Harman International Industries 4.15% 5/15/25	1,190,000	1,175,110

		1,175,110

Insurance–4.21%
Berkshire Hathaway Finance
•0.421% 1/10/17	6,460,000	6,467,287
2.90% 10/15/20	7,100,000	7,318,680
#•Metropolitan Life Global Funding I 144A 0.805% 7/15/16	5,500,000	5,526,339
#•Pricoa Global Funding I 144A 0.547% 8/19/15	2,000,000	2,000,336
#•Principal Life Global Funding II 144A 0.655% 5/27/16	3,170,000	3,177,190
Prudential Financial
•1.054% 8/15/18	8,742,000	8,804,907
•5.375% 5/15/45	740,000	730,750
•5.625% 6/15/43	630,000	654,570

LVIP Delaware Diversified Floating Rate Fund—7

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial (continued) •5.875% 9/15/42	565,000	$599,917
#TIAA Asset Management Finance 144A 2.95% 11/1/19	5,110,000	5,150,900
•Voya Financial 5.65% 5/15/53	735,000	754,294
XLIT
4.45% 3/31/25	1,495,000	1,484,827
•6.50% 12/29/49	530,000	454,809

		43,124,806

Internet Software & Services–0.84%
#•Alibaba Group Holding 144A 0.806% 11/28/17	4,705,000	4,682,863
Baidu 2.75% 6/9/19	2,445,000	2,450,748
#Tencent Holdings 144A 3.375% 5/2/19	1,405,000	1,443,833

		8,577,444

IT Services–0.08%
Fiserv 3.85% 6/1/25	835,000	837,904

		837,904

Machinery–0.65%
Crane 2.75% 12/15/18	185,000	188,811
#•Siemens Financierings-maatschappij 144A 0.565% 5/25/18	5,290,000	5,277,013
Trinity Industries 4.55% 10/1/24	1,235,000	1,193,630

		6,659,454

Media–1.66%
#Columbus International 144A 7.375% 3/30/21	1,970,000	2,125,137
#Cox Communications 144A 3.85% 2/1/25	355,000	341,846
Historic TW 6.875% 6/15/18	430,000	490,719
#•NBCUniversal Enterprise 144A 0.96% 4/15/18	10,385,000	10,439,314
Scripps Networks Interactive
2.80% 6/15/20	495,000	488,196
3.95% 6/15/25	635,000	624,891
Time Warner 3.60% 7/15/25	2,560,000	2,495,247

		17,005,350

Metals & Mining–0.34%
ArcelorMittal 10.60% 6/1/19	415,000	498,519
#Gerdau Holdings 144A 7.00% 1/20/20	935,000	1,019,150
•Rio Tinto Finance USA 1.123% 6/17/16	1,975,000	1,980,485

		3,498,154

Multi-Utilities–1.02%
Ameren Illinois 9.75% 11/15/18	385,000	482,522

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
CenterPoint Energy 6.50% 5/1/18	850,000	$957,429
•Integrys Energy Group 6.11% 12/1/66	870,000	826,769
•Laclede Group 1.024% 8/15/17	5,900,000	5,892,814
Sempra Energy 2.875% 10/1/22	495,000	480,718
WEC Energy Group
2.45% 6/15/20	435,000	434,659
3.55% 6/15/25	590,000	589,669
•6.25% 5/15/67	856,000	800,360

		10,464,940

Oil, Gas & Consumable Fuels–8.76%
•Chesapeake Energy 3.525% 4/15/19	3,250,000	2,981,875
Chevron
•0.813% 3/3/22	5,645,000	5,664,949
1.961% 3/3/20	1,065,000	1,056,970
2.411% 3/3/22	610,000	593,673
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	365,792
CNOOC Finance 2015 Australia 2.625% 5/5/20	530,000	523,660
CNOOC Finance 2015 USA 3.50% 5/5/25	600,000	578,324
Columbia Pipeline Group
#144A 2.45% 6/1/18	335,000	337,816
#144A 3.30% 6/1/20	470,000	472,356
#144A 4.50% 6/1/25	475,000	468,202
•Conocophillips 1.176% 5/15/22	5,100,000	5,145,472
Continental Resources 4.50% 4/15/23	340,000	328,361
Ecopetrol 5.375% 6/26/26	670,000	664,137
•Enbridge Energy Partners 8.05% 10/1/37	855,000	880,650
Energy Transfer Partners 4.75% 1/15/26	1,020,000	1,011,489
EnLink Midstream Partners 4.15% 6/1/25	1,750,000	1,707,305
Enterprise Products Operating
3.70% 2/15/26	1,765,000	1,712,689
•7.034% 1/15/68	995,000	1,072,113
Exxon Mobil
•0.649% 3/6/22	10,640,000	10,678,006
2.397% 3/6/22	640,000	628,424
Freeport-McMoran Oil & Gas 6.50% 11/15/20	428,000	453,680
Marathon Oil 3.85% 6/1/25	1,640,000	1,610,618
Noble Holding International 4.00% 3/16/18	170,000	174,159
Occidental Petroleum 3.50% 6/15/25	745,000	743,356

LVIP Delaware Diversified Floating Rate Fund—8

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ONGC Videsh 3.25% 7/15/19	200,000	$200,996
Petrobras Global Finance
•2.415% 1/15/19	2,540,000	2,354,580
3.00% 1/15/19	70,000	64,866
4.875% 3/17/20	1,160,000	1,105,874
#Petronas Global Sukuk 144A 2.707% 3/18/20	760,000	761,491
Regency Energy Partners 5.875% 3/1/22	2,370,000	2,526,268
Shell International Finance
•0.729% 5/11/20	5,220,000	5,203,781
3.25% 5/11/25	1,335,000	1,324,787
Statoil
•0.564% 5/15/18	4,870,000	4,865,140
•0.736% 11/8/18	7,240,000	7,236,112
•Total Capital International 0.849% 8/10/18	8,620,000	8,658,204
•TransCanada PipeLines 0.962% 6/30/16	7,732,000	7,740,010
Valero Energy 3.65% 3/15/25	865,000	842,773
Western Gas Partners 3.95% 6/1/25	620,000	597,469
Williams Partners
4.00% 9/15/25	2,100,000	1,971,108
7.25% 2/1/17	575,000	623,272
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,503,292
•YPF 7.774% 8/15/18	1,147,059	1,164,265

		89,598,364

Paper & Forest Products–0.20%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,449,558
Masco 4.45% 4/1/25	595,000	597,975

		2,047,533

Pharmaceuticals–5.00%
AbbVie 3.20% 11/6/22	4,715,000	4,676,379
•Actavis Funding 1.368% 3/12/18	2,985,000	2,999,477
Allergan 1.35% 3/15/18	4,500,000	4,407,349
Baxalta
#144A 3.60% 6/23/22	395,000	395,359
#144A 4.00% 6/23/25	875,000	870,263
#•Bayer US Finance 144A 0.564% 10/6/17	8,000,000	7,988,288
EMD Finance
#144A 2.95% 3/19/22	625,000	612,664
#144A 3.25% 3/19/25	765,000	743,425
Express Scripts Holding 2.25% 6/15/19	1,055,000	1,047,439
•Merck 0.636% 5/18/18	5,495,000	5,517,634
Perrigo 4.00% 11/15/23	1,235,000	1,253,720
Perrigo Finance 3.50% 12/15/21	1,465,000	1,469,896

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
•Pfizer 0.586% 6/15/18	11,140,000	$11,174,189
Zoetis 1.875% 2/1/18	8,013,000	7,995,788

		51,151,870

Real Estate Investment Trusts–1.11%
Alexandria Real Estate Equities 4.60% 4/1/22	725,000	764,811
AvalonBay Communities 3.45% 6/1/25	1,580,000	1,556,899
Carey (W.P.) 4.60% 4/1/24	980,000	985,699
CBL & Associates 4.60% 10/15/24	1,085,000	1,070,316
Corporate Office Properties 5.25% 2/15/24	1,040,000	1,065,689
DDR 3.625% 2/1/25	1,025,000	986,247
Excel Trust 4.625% 5/15/24	710,000	674,906
Host Hotels & Resorts
3.75% 10/15/23	1,895,000	1,862,279
4.75% 3/1/23	140,000	147,989
#Omega Healthcare Investors 144A 4.50% 4/1/27	930,000	894,086
Weyerhaeuser 4.625% 9/15/23	1,230,000	1,310,026

		11,318,947

Road & Rail–0.48%
•Kansas City Southern de Mexico 0.979% 10/28/16	4,950,000	4,929,467

		4,929,467

Semiconductors & Semiconductor Equipment–0.17%
National Semiconductor 6.60% 6/15/17	500,000	552,298
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,208,230

		1,760,528

Software–1.38%
•Oracle 0.794% 10/8/19	13,945,000	14,071,077

		14,071,077

Specialty Retail–1.54%
AutoZone 2.50% 4/15/21	4,000,000	3,924,444
•Lowe’s 0.702% 9/10/19	6,755,000	6,766,875
QVC 4.375% 3/15/23	3,325,000	3,273,316
Signet UK Finance 4.70% 6/15/24	1,785,000	1,805,808

		15,770,443

Textiles, Apparel & Luxury Goods–0.12%
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,267,200

		1,267,200

LVIP Delaware Diversified Floating Rate Fund—9

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco–0.17%
Reynolds American
3.25% 6/12/20	1,160,000	$1,176,299
4.00% 6/12/22	580,000	593,343

		1,769,642

Wireless Telecommunication Services–0.48%
•America Movil 1.288% 9/12/16	2,500,000	2,506,120
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,757,420
#Millicom International Cellular 144A 6.00% 3/15/25	695,000	674,150

		4,937,690

Total Corporate Bonds (Cost $721,194,830)		721,241,986

MUNICIPAL BONDS–3.73%
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.132% 8/27/29	397,217	400,661
Missouri Highway & Transportation Commission 5.00% 5/1/26	1,950,000	2,413,749
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.483% 12/1/38	580,000	580,916
New York City, New York Series I 5.00% 8/1/22	350,000	412,076
New York State Thruway Authority Series A 5.00% 5/1/19	575,000	649,882
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.384% 4/1/40	456,381	460,771
•Series 1 Class A-2 1.184% 7/1/30	850,000	857,591
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.433% 6/1/40	1,237,232	1,248,318
•Series 2010-A Class A2A 1.483% 9/1/37	655,000	667,524
•Pennsylvania Turnpike Commission Series B1 1.03% 12/1/21	5,000,000	4,983,400
•State of California Series D 0.831% 12/1/28	5,000,000	5,044,600
State of Maryland Local Facilities Series A 5.00% 8/1/21	415,000	493,916
State of Mississippi 5.00% 10/1/25	2,455,000	3,003,693
State of Washington 5.00% 2/1/25	4,290,000	5,197,678
University of California
5.00% 5/15/25	1,555,000	1,904,953
•Series Y-1 0.687% 7/1/41	7,425,000	7,429,010

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Utah Transit Authority 5.00% 6/15/25	1,975,000	$2,430,672

Total Municipal Bonds (Cost $38,469,482)		38,179,410

NON-AGENCY ASSET-BACKED SECURITIES–10.09%
•American Express Credit Account Master Trust Series 2014-1 A 0.556% 12/15/21	5,000,000	4,994,445
#•Avenue CLO VI Series 2007-6A A1 144A 0.499% 7/17/19	300,948	299,082
•BA Credit Card Trust Series 2014-A1 A 0.566% 6/15/21	4,741,000	4,738,165
#•Babson CLO Series 2005-3A A 144A 0.529% 11/10/19	143,584	142,995
#•Ballyrock CLO Series 2013-1A A 144A 1.456% 5/20/25	2,000,000	1,978,000
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.586% 9/15/17	2,500,000	2,501,307
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.236% 11/15/19	4,979,000	4,961,892
•Series 2007-A2 A2 0.266% 12/16/19	965,000	961,691
Chase Issuance Trust
•Series 2007-A5 A5 0.226% 3/15/19	3,000,000	2,986,044
•Series 2012-A9 A9 0.336% 10/16/17	2,000,000	2,000,000
•Series 2013-A6 A6 0.606% 7/15/20	5,250,000	5,258,069
•Series 2013-A9 A 0.606% 11/16/20	1,000,000	1,001,803
•Series 2014-A5 A5 0.556% 4/15/21	930,000	928,607
Chesapeake Funding
#•Series 2012-2A A 144A 0.638% 5/7/24	1,589,453	1,589,777
#•Series 2014-1A A 144A 0.604% 3/7/26	548,873	547,198
#•CIFC Funding Series 2011-1AR A1R 144A 1.575% 1/19/23	3,480,531	3,477,050
•Citibank Credit Card Issuance Trust Series 2013-A7 A7 0.615% 9/10/20	4,700,000	4,709,367
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.486% 8/17/20	2,000,000	1,999,676

LVIP Delaware Diversified Floating Rate Fund—10

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
•Series 2014-A1 A1 0.616% 7/15/21	2,965,000	$2,972,401
•Ford Credit Floorplan Master Owner Trust Series 2014-1 A2 0.586% 2/15/19	4,000,000	4,000,132
GE Dealer Floorplan Master Note Trust
•Series 2012-2 A 0.937% 4/22/19	3,000,000	3,006,558
•Series 2013-1 A 0.587% 4/20/18	1,165,000	1,164,191
Golden Credit Card Trust
#Series 2012-5A A 144A 0.79% 9/15/17	180,000	180,080
#•Series 2013-2A A 144A 0.616% 9/15/18	3,850,000	3,852,887
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.585% 4/10/28	454,823	454,242
#•JFIN CLO Series 2014-1A A 144A 1.775% 4/20/25	2,500,000	2,498,750
#•KKR Financial CLO Series 2013-1A A1 144A 1.425% 7/15/25	3,605,000	3,550,925
#•LCM VI Series 6A A 144A 0.516% 5/28/19	331,970	327,721
#•LightPoint CLO V Series 2006-5A A1 144A 0.529% 8/5/19	273,609	272,323
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.515% 7/20/22	2,537,237	2,495,119
#•Mountain View CLO Series 2007-3A A1 144A 0.491% 4/16/21	2,715,442	2,690,460
#•Navistar Financial Dealer Note Master Trust Series 2013-2 A 144A 0.867% 9/25/18	7,000,000	7,003,514
•Nissan Master Owner Trust Receivables Series 2013-A A 0.486% 2/15/18	1,290,000	1,290,000
#•NYLIM Flatiron CLO Series 2006-1A A2A 144A 0.496% 8/8/20	199,589	197,893
#•OCP CLO Series 2013-4A A1A 144A 1.678% 10/24/25	3,000,000	2,989,800
PFS Financing
#•Series 2013-AA A 144A 0.736% 2/15/18	1,900,000	1,898,195
#•Series 2015-AA A 144A 0.806% 4/15/20	1,850,000	1,849,652

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Telos CLO
#•Series 2013-4A A 144A 1.574% 7/17/24	3,000,000	$2,981,100
#•Series 2013-4A X 144A 1.224% 7/17/24	675,000	674,798
#•Trade MAPS 1 Series 2013-1A A 144A 0.885% 12/10/18	8,830,000	8,829,585
#•Venture XVI CLO Series 2014-16A A1L 144A 1.753% 4/15/26	3,000,000	2,999,100

Total Non-Agency Asset-Backed Securities (Cost $103,226,675)		103,254,594

«SENIOR SECURED LOANS–10.79%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	2,152,800	2,162,369
Ashland Water 1st Lien 4.25% 7/31/21	729,488	727,667
Calpine Construction Finance Tranche B 3.00% 5/3/20	3,099,095	3,044,225
Charter Communications Operating 3.00% 7/1/20	3,866,100	3,829,063
Community Health Systems Tranche F 1st Lien 3.25% 12/31/18	202,067	202,310
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	469,206	469,861
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	863,327	865,878
Crown Castle Operating Tranche B2 3.00% 1/31/21	1,969,701	1,961,694
CSC Holdings Tranche B 2.50% 4/17/20	1,447,543	1,434,877
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	8,514,000	8,529,453
Dealer Computer Services Tranche B 2.00% 4/21/16	615,225	615,225
Dynegy Tranche B2 4.00% 4/23/20	461,396	462,674
Emdeon 1st Lien 3.75% 11/2/18	1,356,167	1,356,336
Energy Transfer Equity 1st Lien
3.25% 12/2/19	185,000	183,798
4.00% 12/2/19	529,765	530,660

LVIP Delaware Diversified Floating Rate Fund—11

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
FCA US Tranche B 1st Lien 3.25% 12/31/18	4,345,000	$4,341,676
FCA US Tranche B 1st Lien 3.50% 5/24/17	122,137	122,131
First Data Tranche B 1st Lien 4.00% 3/24/21	2,590,209	2,599,650
Flying Fortress 1st Lien 3.50% 6/30/17	1,000,000	1,002,500
Gardner Denver 1st Lien 4.25% 7/30/20	982,500	960,055
HD Supply Tranche B 4.00% 6/28/18	1,991,222	1,992,715
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	2,460,526	2,464,377
Houghton International 1st Lien 4.00% 12/20/19	1,233,400	1,235,971
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,985,000	2,992,940
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,023,785	1,026,769
Immucor Tranche B2 5.00% 8/19/18	442,911	445,125
Ineos US Finance Term Loan B 3.75% 12/15/20	2,209,788	2,199,203
Ineos US Finance Tranche 1 2.50% 11/28/16	480,758	481,160
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,937,881	2,919,828
Kinetic Concepts Tranche E1 4.50% 5/4/18	1,962,592	1,972,955
Landry’s Tranche B 4.00% 4/24/18	1,107,355	1,112,089
Las Vegas Sands Tranche B 3.25% 12/19/20	3,940,000	3,926,565
Level 3 Financing Tranche B 4.00% 1/15/20	2,665,000	2,669,171
Lightower Fiber Networks 1st Lien 4.00% 4/13/20	275,779	274,745
MGM Resorts International 3.50% 12/20/19	1,714,824	1,705,821
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	1,778,579	1,779,326
Nexstar Broadcasting Tranche B2 3.75% 10/1/20	2,016,936	2,017,783

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Novelis Tranche B 1st Lien 4.00% 6/2/22	382,000	$380,865
NRG Energy Tranche B 2.75% 7/1/18	621,358	617,291
Penn National Gaming Tranche B 3.25% 10/30/20	1,477,500	1,476,207
PQ 1st Lien 4.00% 8/7/17	984,848	985,326
Rite Aid 2nd Lien 4.875% 6/21/21	750,000	751,643
Scientific Games International 6.00% 10/18/20	1,561,225	1,563,270
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	4,189,364	4,192,506
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/30/21	7,500,000	7,502,325
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19	1,676,832	1,675,784
Staples Tranche B 1st Lien 3.50% 4/24/21	5,000,000	4,998,700
Transdigm Term Loan E 1st Lien 3.50% 5/14/22	3,083,557	3,047,572
United Continental Tranche B 3.50% 4/1/19	352,800	352,828
Univision Communications Tranche C4 4.00% 3/1/20	1,411,845	1,402,767
Univision Communications 1st Lien 4.00% 3/1/20	1,067,006	1,060,817
US Airways Tranche B1 3.50% 5/23/19	430,606	430,135
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	1,613,842	1,615,190
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20	1,035,056	1,032,349
Valeant Pharmaceuticals Tranche B Series C 3.50% 12/11/19	3,197,975	3,193,770
W.R. Grace 3.00% 2/3/21	845,686	845,458
W.R. Grace Tranche B 1st Lien 3.00% 2/3/21	2,350,073	2,349,439
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19	1,371,450	1,371,354

LVIP Delaware Diversified Floating Rate Fund—12

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Ziggo Tranche B 2nd Lien 3.50% 1/15/22	714,894	$707,655
Ziggo Tranche B 3rd Lien 3.50% 1/15/22	1,175,745	1,163,840
Ziggo Tranche B1 1st Lien 3.50% 1/15/22	1,109,362	1,098,129

Total Senior Secured Loans (Cost $110,373,241)		110,433,865

ΔSOVEREIGN BONDS–0.52%
Colombia–0.08%
•Colombia Government International Bond 2.076% 11/16/15	760,000	762,250

		762,250

Norway–0.44%
•Kommunalbanken
#144A 0.408% 10/31/16	3,000,000	3,002,616
#144A 0.456% 2/20/18	1,500,000	1,506,315

		4,508,931

Total Sovereign Bonds (Cost $5,259,213)		5,271,181

SUPRANATIONAL BANK–0.13%
#Banco Latinoamericano De Comercio Exterior 3.25% 5/7/20	1,300,000	1,296,750

Total Supranational Bank (Cost $1,295,489)		1,296,750

	Number of Shares

PREFERRED STOCK–0.28%
•Bank of America 6.10%	620,000	613,025
•Integrys Energy Group 6.00%	49,900	1,328,837
National Retail Properties 5.70%	10,375	251,283
Public Storage 5.20%	10,200	237,558
Qwest 6.125%	18,550	461,895

Total Preferred Stock (Cost $2,845,625)		2,892,598

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.89%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	19,291,313	$19,291,313

Total Money Market Fund (Cost $19,291,313)		19,291,313

TOTAL VALUE OF SECURITIES–99.53% (Cost $1,018,706,819)	1,018,384,674
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	4,781,812

NET ASSETS APPLICABLE TO 101,506,751 SHARES OUTSTANDING–100.00%	$1,023,166,486

LVIP Delaware Diversified Floating Rate Fund––13

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($224,215,047 / 22,221,984 Shares)	$10.090
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($798,951,439 / 79,284,767 Shares)	$10.077
COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,024,611,590
Undistributed net investment income	7,621,045
Accumulated net realized loss on investments	(4,189,307)
Net unrealized depreciation of investments and derivatives	(4,876,842)

TOTAL NET ASSETS	$1,023,166,486

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $232,417,062, which represents 22.72% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

«	Includes $10,490,389 cash pledged as collateral for swaps, $6,033,643 payable for securities purchased, and $727,434 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $48,706, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2015.

The	following swap contracts were outstanding at June 30, 2015:[1]

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
CITI	CDX.EM.23	2,560,000	1.00%	6/20/20	$24,848
JPMC	ICE - CDX.NA.IG.24	10,000,000	1.00%	6/20/20	28,182
JPMC	ICE-iTraxx EUR Crossover Series 23	EUR 9,375,000	5.00%	6/20/20	208,722

Total					$261,752

LVIP Delaware Diversified Floating Rate Fund––14

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
BCLY – CME 10 yr Interest Rate Swap	20,000,000	2.250%	0.280%	5/12/25	$329,925
CITI – CME 7 yr Interest Rate Swap	18,000,000	2.355%	0.286%	9/16/21	(377,700)
GSC – CME 10 yr Interest Rate Swap	19,765,000	2.453%	0.283%	6/17/25	(22,204)
HSBC – CME 5 yr Interest Rate Swap	11,000,000	1.506%	0.277%	1/26/20	80,474
HSBC – CME 7 yr Interest Rate Swap	16,500,000	2.323%	0.282%	9/24/21	(313,085)
JPMC – CME 10 yr Interest Rate Swap	28,000,000	2.880%	0.276%	7/11/23	(1,318,852)
JPMC – CME 5 yr Interest Rate Swap	63,300,000	1.700%	0.276%	7/11/18	(848,832)
MSC – CME 7 yr Interest Rate Swap	45,000,000	2.385%	0.277%	1/14/21	(1,212,927)
MSC – CME 7 yr Interest Rate Swap	39,000,000	1.763%	0.277%	1/26/22	726,966

Total	260,565,000				$(2,956,235)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

BCLY–Barclays Bank

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Emerging Markets

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CLO–Collateralized Loan Obligation

CITI–Citigroup Global Markets

CME–Chicago Mercantile Exchange Inc.

EUR–European Monetary Unit

GE–General Electric

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange, Inc.

JPMC–JPMorgan Chase Bank

MSC–Morgan Stanley Capital

REMIC–Real Estate Mortgage Investment Conduit

yr–year

See accompanying notes, which are an integral part of the Financial Statements.

LVIP Delaware Diversified Floating Rate Fund––15

LVIP Delaware Diversified Floating Rate Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Interest	$10,203,090
Dividends	90,833

10,293,923

EXPENSES:
Management fees	2,981,420
Distribution fees-Service Class	987,814
Accounting and administration expenses	124,920
Reports and statements to shareholders	45,927
Professional fees	31,954
Pricing fees	26,322
Trustees’ fees and expenses	12,565
Custodian fees	8,197
Consulting fees	1,282
Other	5,861

Total operating expenses	4,226,262

NET INVESTMENT INCOME	6,067,661

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,304,022
Foreign currencies	(17,414)
Swap contracts	(4,833,672)

Net realized loss	(2,547,064)

Net change in unrealized appreciation (depreciation) of:
Investments	(3,950,899)
Foreign currencies	24,120
Swap contracts	3,144,463

Net change in unrealized appreciation (depreciation)	(782,316)

NET REALIZED AND UNREALIZED LOSS	(3,329,380)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,738,281

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,067,661	$15,431,290
Net realized loss	(2,547,064)	(1,646,917)
Net change in unrealized appreciation (depreciation)	(782,316)	(7,628,083)

Net increase in net assets resulting from operations	2,738,281	6,156,290

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,479,064)
Service Class	—	(7,390,067)
Return of capital:
Standard Class	—	(669,634)
Service Class	—	(1,794,533)

	—	(13,333,298)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,426,946	119,621,771
Service Class	66,994,271	268,264,631
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,148,698
Service Class	—	9,184,600

	84,421,217	401,219,700

Cost of shares redeemed:
Standard Class	(92,441,298)	(256,308,604)
Service Class	(68,455,744)	(177,515,767)

	(160,897,042)	(433,824,371)

Decrease in net assets derived from capital share transactions	(76,475,825)	(32,604,671)

NET DECREASE IN NET ASSETS	(73,737,544)	(39,781,679)
NET ASSETS:
Beginning of period	1,096,904,030	1,136,685,709

End of period	$1,023,166,486	$1,096,904,030

Undistributed net investment income	$7,621,045	$1,553,384

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund––16

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months
	Ended					5/3/10[2]
	6/30/15[1]		Year Ended			to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$10.057	$10.137	$10.136	$9.866	$10.089	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.068	0.144	0.144	0.193	0.188	0.134
Net realized and unrealized gain (loss)	(0.035)	(0.082)	(0.068)	0.223	(0.213)	0.018

Total from investment operations	0.033	0.062	0.076	0.416	(0.025)	0.152

Less dividends and distributions from:
Net investment income	—	(0.119)	(0.066)	(0.146)	(0.190)	(0.063)
Net realized gain	—	—	—	—	(0.008)	—
Return of capital	—	(0.023)	(0.009)	—	—	—

Total dividends and distributions	—	(0.142)	(0.075)	(0.146)	(0.198)	(0.063)

Net asset value, end of period	$10.090	$10.057	$10.137	$10.136	$9.866	$10.089

Total return[4]	0.33%	0.62%	0.75%	4.22%	(0.24% )	1.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,215	$298,086	$431,104	$224,190	$85,546	$71,412
Ratio of expenses to average net assets	0.62%	0.62%	0.65%	0.69%	0.71%	0.78%
Ratio of net investment income to average net assets	1.36%	1.41%	1.42%	1.90%	1.86%	2.00%
Portfolio turnover	44%	109%	81%	88%	80%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund
	Service Class
	Six Months Ended 6/30/15[1]		Year Ended			5/3/10[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$10.057	$10.137	$10.135	$9.866	$10.086	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.055	0.118	0.118	0.167	0.162	0.119
Net realized and unrealized gain (loss)	(0.035)	(0.081)	(0.067)	0.224	(0.212)	0.015

Total from investment operations	0.020	0.037	0.051	0.391	(0.050)	0.134

Less dividends and distributions from:
Net investment income	—	(0.094)	(0.040)	(0.122)	(0.162)	(0.048)
Net realized gain	—	—	—	—	(0.008)	—
Return of capital	—	(0.023)	(0.009)	—	—	—

Total dividends and distributions	—	(0.117)	(0.049)	(0.122)	(0.170)	(0.048)

Net asset value, end of period	$10.077	$10.057	$10.137	$10.135	$9.866	$10.086

Total return[4]	0.20%	0.36%	0.51%	3.96%	(0.49% )	1.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$798,951	$798,818	$705,582	$207,925	$135,063	$13,128
Ratio of expenses to average net assets	0.87%	0.87%	0.90%	0.94%	0.96%	1.03%
Ratio of net investment income to average net assets	1.11%	1.16%	1.17%	1.65%	1.61%	1.75%
Portfolio turnover	44%	109%	81%	88%	80%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The gains or losses attributable to the change in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make

LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million.

Delaware Investments Fund Advisers (DIFA) (Sub-Adviser), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$23,521
Legal	6,461

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $38,088 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$483,645
Distribution fees payable to LFD	164,491
Printing and mailing fees payble to Lincoln Life	4,328

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$362,067,351
Purchases of U.S. government securities	26,800,339
Sales other than U.S. government securities	443,614,043
Sales of U.S. government securities	26,719,143

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,018,706,819

Aggregate unrealized appreciation	$5,195,163
Aggregate unrealized depreciation	(5,517,308)

Net unrealized appreciation	$(322,145)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligations	$—	$13,339,695	$13,339,695
Convertible Bonds	—	2,765,598	2,765,598
Convertible Preferred Stock	325,337	92,347	417,684
Corporate Bonds	—	721,241,986	721,241,986
Municipal Bonds	—	38,179,410	38,179,410
Non-Agency Asset-Backed Securities	—	103,254,594	103,254,594
Senior Secured Loans	—	110,433,865	110,433,865
Sovereign Bonds	—	5,271,181	5,271,181
Supranational Bank	—	1,296,750	1,296,750
Preferred Stock	2,279,573	613,025	2,892,598
Money Market Fund	19,291,313	—	19,291,313

Total	$21,896,223	$996,488,451	$1,018,384,674

Swap Contracts	$—	$(2,694,483)	$(2,694,483)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reported period in which the transfer occurred.

LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/15	12/31/14
Shares sold:
Standard Class	1,726,227	11,706,595
Service Class	6,641,029	26,301,627
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	412,765
Service Class	—	913,709

	8,367,256	39,334,696

Shares redeemed:
Standard Class	(9,144,761)	(25,007,595)
Service Class	(6,788,974)	(17,390,212)

	(15,933,735)	(42,397,807)

Net decrease	(7,566,479)	(3,063,111)

5. Derivatives

U.S. GAAP requires disclosures that enables shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2015.

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees

LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to a central counterparty for CDS basket trades, as determined by an applicable central counterparty. At June 30, 2015, the net unrealized appreciation of credit default swaps was $261,752. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2015, the Fund would have received $12,560,000 and EUR 9,375,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Credit contracts (Swap contracts)	Receivables and other assets net of liabilities	$261,752	Receivables and other assets net of liabilities	$—
Interest rate contracts (Swap contracts)	Receivables and other assets net of liabilities	1,137,365	Receivables and other assets net of liabilities	(4,093,600)

Total		$1,399,117		$(4,093,600)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit contracts (Swap contracts)	Net realized loss from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	$(80,645)	$274,105
Interest rate contracts (Swap contracts)	Net realized loss from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(4,753,027)	2,870,358

Total		$(4,833,672)	$3,144,463

LVIP Delaware Diversified Floating Rate Fund–23

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume		Liability Derivative Volume
CDS contracts (average notional value)*	EUR	1,890,121	—
CDS contracts (average notional value)*	USD	10,495,484	—
Interest rate swap contracts (average notional value)	USD	269,073,508	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Barclays Bank	$329,925	$—	$329,925
Citigroup Global Markets	24,848	(377,700)	(352,852)
Goldman Sachs	—	(22,204)	(22,204)
Hong Kong Shanghai Bank	80,474	(313,085)	(232,611)
JPMorgan Chase Bank	236,904	(2,167,684)	(1,930,780)
Morgan Stanley Capital	726,966	(1,212,927)	(485,961)

Total	$1,399,117	$(4,093,600)	$(2,694,483)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Barclays Bank	$329,925	$—	$—	$—	$—	$329,925
Citigroup Global Markets	(352,852)	—	—	—	352,852	—
Goldman Sachs Capital	(22,204)	—	—	—	22,204	—
Hong Kong Shanghai Bank	(232,611)	—	—	—	232,611	—
JPMorgan Chase Bank	(1,930,780)	—	—	—	1,930,780	—
Morgan Stanley Capital	(485,961)	—	—	—	485,961	—

Total	$(2,694,483)	$—	$—	$—	$3,024,408	$329,925

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

LVIP Delaware Diversified Floating Rate Fund–24

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and/ or Ba or lower by Moody’s Investor Services, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Diversified Floating Rate Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Delaware Foundation® Aggressive

Allocation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Aggressive Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,025.30	0.73%	$3.67
Service Class Shares	1,000.00	1,024.10	0.98%	4.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2015

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	68.97%
U.S. Markets	43.69%
Aerospace & Defense	1.40%
Air Freight & Logistics	0.20%
Auto Components	0.55%
Automobiles	0.11%
Banks	2.07%
Beverages	0.17%
Biotechnology	2.12%
Building Products	0.14%
Capital Markets	1.07%
Chemicals	0.90%
Commercial Services & Supplies	0.65%
Communications Equipment	1.45%
Construction & Engineering	0.12%
Consumer Finance	0.14%
Containers & Packaging	0.11%
Diversified Financial Services	0.45%
Diversified Telecommunication Services	1.09%
Electric Utilities	0.49%
Electrical Equipment	0.08%
Electronic Equipment, Instruments & Components	0.15%
Energy Equipment & Services	0.61%
Food & Staples Retailing	1.29%
Food Products	1.31%
Gas Utilities	0.02%
Health Care Equipment & Supplies	0.81%
Health Care Providers & Services	1.67%
Hotels, Restaurants & Leisure	0.72%
Household Products	0.27%
Industrial Conglomerates	0.22%
Insurance	1.39%
Internet & Catalog Retail	1.01%
Internet Software & Services	2.43%
IT Services	1.98%
Leisure Products	0.03%
Life Sciences Tools & Services	0.17%
Machinery	0.53%
Media	0.75%
Metals & Mining	0.14%
Multiline Retail	0.25%
Multi-Utilities	0.06%
Oil, Gas & Consumable Fuels	3.05%
Paper & Forest Products	0.17%
Pharmaceuticals	2.57%
Professional Services	0.28%
Real Estate Investment Trusts	2.38%
Road & Rail	0.28%
Semiconductors & Semiconductor Equipment	1.01%

Security Type/Sector	Percentage of Net Assets
Software	2.41%
Specialty Retail	1.35%
Technology Hardware, Storage & Peripherals	0.50%
Textiles, Apparel & Luxury Goods	0.50%
Trading Companies & Distributors	0.07%
Developed Markets	15.51%
Aerospace & Defense	0.20%
Air Freight & Logistics	0.37%
Airlines	0.13%
Auto Components	0.29%
Automobiles	0.52%
Banks	2.22%
Beverages	0.53%
Construction & Engineering	0.35%
Containers & Packaging	0.35%
Diversified Telecommunication Services	0.50%
Energy Equipment & Services	0.17%
Food & Staples Retailing	0.28%
Food Products	0.39%
Household Durables	0.25%
Industrial Conglomerates	0.31%
Insurance	0.52%
IT Services	0.45%
Life Sciences Tools & Services	0.08%
Media	0.14%
Metals & Mining	0.39%
Multi-Utilities	0.16%
Oil, Gas & Consumable Fuels	0.42%
Pharmaceuticals	3.18%
Professional Services	0.39%
Road & Rail	0.38%
Software	0.25%
Specialty Retail	0.46%
Textiles, Apparel & Luxury Goods	0.58%
Tobacco	0.37%
Trading Companies & Distributors	0.55%
Wireless Telecommunication Services	0.33%
Emerging Markets	9.77%
Airlines	0.03%
Automobiles	0.15%
Banks	1.21%
Beverages	0.54%
Building Products	0.18%
Chemicals	0.09%
Construction & Engineering	0.02%
Construction Materials	0.35%
Diversified Financial Services	0.13%
Diversified Telecommunication Services	0.19%
Electronic Equipment, Instruments & Components	0.29%

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.13%
Food Products	0.56%
Hotels, Restaurants & Leisure	0.04%
Insurance	0.12%
Internet & Catalog Retail	0.03%
Internet Software & Services	1.04%
IT Services	0.08%
Media	0.29%
Metals & Mining	0.13%
Multiline Retail	0.09%
Oil, Gas & Consumable Fuels	1.47%
Paper & Forest Products	0.06%
Personal Products	0.11%
Real Estate Management & Development	0.05%
Semiconductors & Semiconductor Equipment	0.49%
Technology Hardware, Storage & Peripherals	0.53%
Transportation Infrastructure	0.03%
Wireless Telecommunication Services	1.34%
Convertible Preferred Stock	0.06%
Exchange-Traded Funds	9.18%
Preferred Stock	0.08%
Agency Collateralized Mortgage Obligations	0.18%
Agency Mortgage-Backed Securities	3.32%
Commercial Mortgage-Backed Securities	1.39%
Convertible Bonds	0.17%
Corporate Bonds	9.96%
Aerospace & Defense	0.09%
Air Freight & Logistics	0.04%
Airlines	0.06%
Auto Components	0.09%
Automobiles	0.17%
Biotechnology	0.07%
Building Products	0.02%
Capital Markets	0.10%
Chemicals	0.37%
Commercial Banks	0.52%
Commercial Services & Supplies	0.22%
Communications Equipment	0.13%
Computers & Peripherals	0.05%
Construction & Engineering	0.14%
Construction Materials	0.09%
Consumer Finance	0.14%
Containers & Packaging	0.10%
Diversified Consumer Services	0.05%
Diversified Financial Services	0.65%
Diversified Telecommunication Services	0.60%
Electric Utilities	0.65%
Electronic Equipment, Instruments & Components	0.06%
Energy Equipment & Services	0.09%
Food Products	0.17%
Gas Utilities	0.02%

Security Type/Sector	Percentage of Net Assets
Health Care Equipment & Supplies	0.16%
Health Care Providers & Services	0.29%
Hotels, Restaurants & Leisure	0.29%
Household Durables	0.02%
Independent Power & Renewable Electricity Producers	0.05%
Independent Power Producers & Energy Traders	0.10%
Industrial Conglomerates	0.02%
Insurance	0.30%
Internet & Catalog Retail	0.07%
Internet Software & Services	0.13%
IT Services	0.05%
Machinery	0.09%
Media	0.70%
Metals & Mining	0.27%
Multi-Utilities	0.35%
Oil, Gas & Consumable Fuels	1.12%
Paper & Forest Products	0.16%
Pharmaceuticals	0.20%
Real Estate Investment Trusts	0.30%
Road & Rail	0.08%
Semiconductors & Semiconductor Equipment	0.06%
Software	0.10%
Specialty Retail	0.12%
Textiles, Apparel & Luxury Goods	0.03%
Tobacco	0.05%
Wireless Telecommunication Services	0.16%
Municipal Bonds	0.20%
Non-Agency Asset-Backed Securities	0.98%
Non-Agency Collateralized Mortgage Obligations	0.17%
Regional Bonds	0.06%
Senior Secured Loans	2.04%
Sovereign Bonds	0.66%
Supranational Banks	0.08%
U.S. Treasury Obligations	0.44%
Option Purchased	0.00%
Money Market Fund	2.75%
Total Value of Securities	100.69%
Liabilities Net of Receivables and Other Assets	(0.69%)
Total Net Assets	100.00%

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Teva Pharmaceutical Industries ADR	1.02%
Celgene	0.86%
QUALCOMM	0.81%
Baidu ADR	0.72%
eBay	0.64%
Visa	0.63%
Microsoft	0.62%
Pfizer	0.61%
Mitsubishi UFJ Financial Group	0.60%
Allergan	0.59%
Total	7.10%

Geography	Percentage of Net Assets
Argentina	0.15%
Australia	0.34%
Barbados	0.09%
Bermuda	0.02%
Brazil	1.16%
Canada	1.12%
Cayman Islands	0.13%
Chile	0.11%
China	2.51%
Colombia	0.07%
Curacao	0.04%
Denmark	0.74%
Dominican Republic	0.04%
France	2.50%
Germany	0.66%
Hong Kong	0.64%
India	0.93%
Indonesia	0.14%
Ireland	0.12%
Israel	1.02%
Italy	0.50%
Japan	3.56%
Luxembourg	0.41%
Malaysia	0.04%
Mexico	0.96%
Netherlands	0.89%
Norway	0.04%
Peru	0.01%
Poland	0.14%
Portugal	0.01%
Republic of Korea	2.10%
Russia	0.45%
Senegal	0.08%
Singapore	0.02%
South Africa	0.47%
Spain	0.03%
Sweden	0.85%
Switzerland	0.93%
Taiwan	0.65%
Thailand	0.30%
Turkey	0.26%
United Kingdom	2.24%
United States	70.47%
Total	97.94%

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–68.97%
U.S. MARKETS–43.69%
Aerospace & Defense–1.40%
Boeing	1,575	$218,484
†Esterline Technologies	2,485	236,920
Honeywell International	2,440	248,807
†KEYW Holding	1,371	12,778
†KLX	1,300	57,369
Lockheed Martin	1,425	264,907
Northrop Grumman	5,800	920,054
Raytheon	8,500	813,280
Rockwell Collins	1,475	136,216
United Technologies	2,720	301,730

		3,210,545

Air Freight & Logistics–0.20%
FedEx	1,840	313,536
†XPO Logistics	3,410	154,064

		467,600

Auto Components–0.55%
BorgWarner	3,480	197,803
Johnson Controls	17,300	856,869
†Tenneco	3,560	204,486

		1,259,158

Automobiles–0.11%
Ford Motor	17,070	256,221

		256,221

Banks–2.07%
BB&T	22,800	919,068
BBCN Bancorp	8,150	120,539
Bryn Mawr Bank	1,550	46,748
Cardinal Financial	6,550	142,725
Citigroup	7,345	405,738
City Holding	3,130	154,153
CoBiz Financial	4,718	61,664
†First NBC Bank Holding	3,720	133,920
FirstMerit	7,710	160,599
Flushing Financial	5,550	116,605
Great Western Bancorp	2,420	58,346
@Independent Bank (Massachusetts)	2,790	130,823
JPMorgan Chase	7,810	529,206
KeyCorp	17,450	262,099
Old National Bancorp	10,570	152,842
Prosperity Bancshares	3,360	194,006
Sterling Bancorp	12,480	183,456
†Texas Capital Bancshares	1,900	118,256
Webster Financial	4,030	159,387
Wells Fargo	8,865	498,568
†Western Alliance Bancorp	5,760	194,458

		4,743,206

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Beverages–0.17%
PepsiCo	4,230	$394,828

		394,828

Biotechnology–2.12%
†Acorda Therapeutics	4,980	165,983
†Alkermes	3,405	219,078
†Biogen	2,238	904,018
†Celgene	17,039	1,972,009
†Cepheid	4,010	245,211
Gilead Sciences	4,205	492,321
†Isis Pharmaceuticals	620	35,681
†Ligand Pharmaceuticals Class B	2,160	217,944
†Retrophin	2,990	99,119
†Spectrum Pharmaceuticals	11,450	78,318
†TESARO	2,180	128,162
†Vanda Pharmaceuticals	9,870	125,250
†Vertex Pharmaceuticals	1,575	194,481

		4,877,575

Building Products–0.14%
AAON	6,883	155,005
†Continental Building Products	7,920	167,825

		322,830

Capital Markets–1.07%
Ameriprise Financial	1,500	187,395
Bank of New York Mellon	21,220	890,603
BlackRock	560	193,749
Evercore Partners Class A	5,535	298,669
Greenhill	1,980	81,833
Invesco	4,275	160,270
Raymond James Financial	3,530	210,317
State Street	3,070	236,390
†Stifel Financial	3,240	187,078

		2,446,304

Chemicals–0.90%
Axiall	3,490	125,815
Balchem	1,310	72,993
†Chemtura	3,060	86,629
duPont (E.I.) deNemours	12,900	824,955
Eastman Chemical	3,505	286,779
Huntsman	7,580	167,291
Innophos Holdings	1,460	76,854
LyondellBasell Industries Class A	1,425	147,516
Minerals Technologies	1,990	135,579
Quaker Chemical	1,650	146,586

		2,070,997

Commercial Services & Supplies–0.65%
Essendant	4,500	176,625
McGrath RentCorp	4,780	145,455

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
Republic Services	3,975	$155,701
Tetra Tech	4,640	118,970
US Ecology	2,050	99,876
Waste Management	17,300	801,855

		1,498,482

Communications Equipment–1.45%
Cisco Systems	41,690	1,144,807
†Infinera	4,340	91,053
†NETGEAR	2,830	84,957
Plantronics	2,640	148,658
QUALCOMM	29,750	1,863,243

		3,332,718

Construction & Engineering–0.12%
Granite Construction	4,330	153,758
†MYR Group	4,020	124,459

		278,217

Consumer Finance–0.14%
Capital One Financial	3,540	311,414

		311,414

Containers & Packaging–0.11%
MeadWestvaco	5,070	239,253

		239,253

Diversified Financial Services–0.45%
Intercontinental Exchange	4,664	1,042,917

		1,042,917

Diversified Telecommunication Services–1.09%
AT&T	37,722	1,339,885
Atlantic Tele-Network	1,740	120,199
†inContact	15,220	150,221
Verizon Communications	18,943	882,933

		2,493,238

Electric Utilities–0.49%
Cleco	2,200	118,470
Edison International	15,200	844,816
OGE Energy	5,480	156,564

		1,119,850

Electrical Equipment–0.08%
Eaton	2,750	185,598

		185,598

Electronic Equipment, Instruments & Components–0.15%
†Anixter International	1,880	122,482
†FARO Technologies	3,540	165,318
†Rofin-Sinar Technologies	2,240	61,824

		349,624

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services–0.61%
Bristow Group	1,170	$62,361
Core Laboratories	1,225	139,699
Halliburton	18,600	801,102
†Pioneer Energy Services	8,630	54,714
†RigNet	3,530	107,912
Schlumberger	2,695	232,282

		1,398,070

Food & Staples Retailing–1.29%
Casey’s General Stores	4,005	383,439
CVS Health	12,493	1,310,266
Walgreens Boots Alliance	15,017	1,268,035

		2,961,740

Food Products–1.31%
Archer-Daniels-Midland	17,100	824,562
General Mills	4,745	264,391
J&J Snack Foods	1,520	168,218
Kraft Foods Group	10,133	862,724
Mondelez International	21,700	892,738

		3,012,633

Gas Utilities–0.02%
South Jersey Industries	1,920	47,482

		47,482

Health Care Equipment & Supplies–0.81%
Baxter International	13,300	930,069
CONMED	3,460	201,614
CryoLife	10,770	121,486
†DexCom	1,280	102,374
†Merit Medical Systems	5,600	120,624
†Quidel	6,150	141,143
West Pharmaceutical Services	3,950	229,416

		1,846,726

Health Care Providers & Services–1.67%
†Air Methods	4,440	183,550
Cardinal Health	9,900	828,135
†Express Scripts Holding	13,587	1,208,428
Quest Diagnostics	11,600	841,232
†Team Health Holdings	1,940	126,740
UnitedHealth Group	3,900	475,800
†WellCare Health Plans	2,060	174,750

		3,838,635

Hotels, Restaurants & Leisure–0.72%
†Buffalo Wild Wings	980	153,556
Cheesecake Factory	3,720	202,870
†Del Frisco’s Restaurant Group	7,600	141,588
†Fiesta Restaurant Group	1,540	77,000
Jack in the Box	2,200	193,952
†Popeyes Louisiana Kitchen	3,550	212,965

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	7,465	$400,236
Wynn Resorts	2,647	261,179

		1,643,346

Household Products–0.27%
Kimberly-Clark	1,750	185,447
Procter & Gamble	5,500	430,320

		615,767

Industrial Conglomerates–0.22%
General Electric	19,235	511,074

		511,074

Insurance–1.39%
Aflac	4,245	264,039
Allstate	12,900	836,823
American Equity Investment Life Holding	6,080	164,038
Fidelity & Guaranty Life	5,600	132,328
@Infinity Property & Casualty	1,350	102,384
Marsh & McLennan	15,600	884,520
Primerica	2,730	124,734
Prudential Financial	1,920	168,038
@Selective Insurance Group	5,160	144,738
Travelers	2,915	281,764
United Fire Group	2,910	95,332

		3,198,738

Internet & Catalog Retail–1.01%
†Liberty Interactive Class A	38,381	1,065,073
†Priceline Group	181	208,398
†Shutterfly	2,980	142,474
†TripAdvisor	10,412	907,302

		2,323,247

Internet Software & Services–2.43%
†eBay	24,200	1,457,808
Equinix	4,914	1,248,156
†Facebook Class A	4,645	398,378
†Google Class A	1,875	1,012,575
†Google Class C	1,067	555,384
†GrubHub	3,680	125,378
@j2 Global	2,690	182,759
†Q2 Holdings	1,960	55,370
†SciQuest	7,810	115,666
†Yahoo	5,082	199,672
†Yelp	5,407	232,663

		5,583,809

IT Services–1.98%
Accenture Class A	3,775	365,345
Convergys	6,930	176,646
†ExlService Holdings	3,560	123,105

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
International Business Machines	505	$82,143
†InterXion Holding	3,350	92,628
MasterCard Class A	13,945	1,303,579
TeleTech Holdings	5,110	138,379
Visa Class A	21,434	1,439,293
Xerox	77,900	828,856

		4,549,974

Leisure Products–0.03%
†Malibu Boats Class A	3,640	73,128

		73,128

Life Sciences Tools & Services–0.17%
Thermo Fisher Scientific	2,915	378,250

		378,250

Machinery–0.53%
Actuant Class A	2,070	47,796
Barnes Group	5,080	198,069
Caterpillar	1,040	88,213
Columbus McKinnon	5,810	145,250
Cummins	1,080	141,685
ESCO Technologies	4,410	164,978
Federal Signal	6,570	97,959
Kadant	3,280	154,816
Parker-Hannifin	1,605	186,710

		1,225,476

Media–0.75%
Cinemark Holdings	2,535	101,831
Comcast Class A Special	4,290	257,143
†Discovery Communications Class A	7,427	247,022
†Discovery Communications Class C	20,085	624,242
Disney (Walt)	3,525	402,343
National CineMedia	6,220	99,271

		1,731,852

Metals & Mining–0.14%
Kaiser Aluminum	1,880	156,190
Worthington Industries	5,460	164,128

		320,318

Multiline Retail–0.25%
Macy’s	4,705	317,446
Nordstrom	3,300	245,850

		563,296

Multi-Utilities–0.06%
NorthWestern	3,000	146,250

		146,250

Oil, Gas & Consumable Fuels–3.05%
†Bonanza Creek Energy	3,760	68,620

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†Carrizo Oil & Gas	3,700	$182,188
Chevron	7,936	765,586
ConocoPhillips	15,375	944,179
†Diamondback Energy	1,630	122,869
EOG Resources	9,886	865,519
Exxon Mobil	7,325	609,440
Kinder Morgan	15,525	596,005
Marathon Oil	29,085	771,916
Occidental Petroleum	14,195	1,103,945
†Parsley Energy Class A	2,960	51,563
†RSP Permian	2,810	78,989
Williams	14,673	842,083

		7,002,902

Paper & Forest Products–0.17%
†Boise Cascade	3,350	122,878
International Paper	2,665	126,827
Neenah Paper	2,260	133,250

		382,955

Pharmaceuticals–2.57%
AbbVie	5,695	382,647
†Akorn	680	29,689
†Allergan	4,424	1,342,507
†Catalent	4,940	144,890
Johnson & Johnson	10,612	1,034,246
†Medicines	3,280	93,841
Merck	23,140	1,317,360
Pfizer	42,045	1,409,769
†Prestige Brands Holdings	3,330	153,979

		5,908,928

Professional Services–0.28%
Kforce	8,890	203,314
Nielsen	3,640	162,963
†On Assignment	4,080	160,262
†WageWorks	3,080	124,586

		651,125

Real Estate Investment Trusts–2.38%
American Campus Communities	625	23,556
American Realty Capital Properties	2,075	16,870
American Tower	3,040	283,602
Apartment Investment & Management	1,025	37,853
AvalonBay Communities	725	115,906
Boston Properties	950	114,988
Brandywine Realty Trust	3,125	41,500
Camden Property Trust	425	31,569
Corporate Office Properties Trust	825	19,421
Cousins Properties	1,975	20,501
Crown Castle International	12,397	995,479
DCT Industrial Trust	5,342	167,952

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
DDR	3,550	$54,883
Douglas Emmett	1,950	52,533
Duke Realty	3,850	71,495
DuPont Fabros Technology	4,490	132,231
EastGroup Properties	1,870	105,150
EPR Properties	3,830	209,807
Equity Lifestyle Properties	525	27,605
Equity One	1,025	23,923
Equity Residential	1,900	133,323
Essex Property Trust	400	85,000
Extra Space Storage	525	34,241
Federal Realty Investment Trust	200	25,618
First Industrial Realty Trust	2,225	41,674
First Potomac Realty Trust	1,175	12,103
General Growth Properties	4,100	105,206
Health Care REIT	575	37,737
Healthcare Realty Trust	1,100	25,586
Healthcare Trust of America Class A	1,012	24,237
Highwoods Properties	1,100	43,945
Host Hotels & Resorts	11,960	237,167
Kilroy Realty	650	43,647
Kimco Realty	2,025	45,643
Kite Realty Group Trust	5,692	139,283
LaSalle Hotel Properties	4,315	153,010
Lexington Realty Trust	2,350	19,928
Liberty Property Trust	550	17,721
LTC Properties	200	8,320
Macerich	600	44,760
National Retail Properties	5,360	187,654
Pebblebrook Hotel Trust	800	34,304
Post Properties	700	38,059
Prologis	2,725	101,097
PS Business Parks	325	23,449
Public Storage	525	96,794
Ramco-Gershenson Properties Trust	9,445	154,142
Regency Centers	850	50,133
RLJ Lodging Trust	1,175	34,991
Sabra Health Care REIT	600	15,444
Simon Property Group	1,625	281,157
SL Green Realty	750	82,417
Sovran Self Storage	1,690	146,878
Spirit Realty Capital	2,975	28,768
†Strategic Hotels & Resorts	3,200	38,784
Tanger Factory Outlet Centers	1,175	37,247
Taubman Centers	300	20,850
UDR	1,750	56,053
Urban Edge Properties	550	11,435
Ventas	1,625	100,896
Vornado Realty Trust	1,100	104,423

		5,469,948

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Road & Rail–0.28%
Hunt (J.B.) Transport Services	1,800	$147,762
†Roadrunner Transportation Systems	3,620	93,396
†Swift Transportation	3,690	83,652
Union Pacific	3,435	327,596

		652,406

Semiconductors & Semiconductor Equipment–1.01%
†Applied Micro Circuits	18,870	127,373
Avago Technologies	2,465	327,672
Intel	37,721	1,147,284
Maxim Integrated Products	8,775	303,396
†MaxLinear Class A	3,310	40,051
†Semtech	6,710	133,193
†Silicon Laboratories	1,090	58,871
†Synaptics	2,130	184,746

		2,322,586

Software–2.41%
†Adobe Systems	7,421	601,175
CA	29,871	874,922
†Callidus Software	8,880	138,350
†Electronic Arts	14,034	933,261
†Guidewire Software	3,070	162,495
Intuit	5,705	574,893
Microsoft	32,262	1,424,367
†Proofpoint	2,690	171,272
†Qlik Technologies	2,680	93,693
†Salesforce.com	3,910	272,253
SS&C Technologies Holdings	2,160	135,000
†Tyler Technologies	1,220	157,844

		5,539,525

Specialty Retail–1.35%
†Boot Barn Holdings	4,990	159,680
DSW Class A	4,745	158,341
†Express	7,960	144,156
L Brands	9,684	830,209
Lowe’s	12,800	857,216
†Sally Beauty Holdings	12,941	408,677
Tractor Supply	3,165	284,660
†Urban Outfitters	7,145	250,075

		3,093,014

Technology Hardware, Storage & Peripherals–0.50%
Apple	6,890	864,178
EMC	11,045	291,478

		1,155,656

Textiles, Apparel & Luxury Goods–0.50%
†G-III Apparel Group	2,900	204,015
†Madden (Steven)	4,850	207,483

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	6,696	$723,302

		1,134,800

Trading Companies & Distributors–0.07%
Applied Industrial Technologies	3,760	149,084

		149,084

Total U.S. Markets (Cost $63,997,249)		100,333,315

§DEVELOPED MARKETS–15.51%
Aerospace & Defense–0.20%
Meggitt	63,807	467,553

		467,553

Air Freight & Logistics–0.37%
Deutsche Post	28,862	842,891

		842,891

Airlines–0.13%
@WestJet Airlines Class VV	14,587	305,239

		305,239

Auto Components–0.29%
Sumitomo Rubber Industries	42,700	662,105

		662,105

Automobiles–0.52%
Toyota Motor	17,800	1,193,505

		1,193,505

Banks–2.22%
BNP Paribas	678	40,891
ING Groep CVA	50,478	833,140
Mitsubishi UFJ Financial Group	192,500	1,384,351
Nordea Bank	93,155	1,161,538
Standard Chartered	63,735	1,020,366
UniCredit	99,254	666,447

		5,106,733

Beverages–0.53%
Carlsberg Class B	8,327	755,700
Coca-Cola Amatil	66,986	472,747

		1,228,447

Construction & Engineering–0.35%
Vinci	14,103	815,403

		815,403

Containers & Packaging–0.35%
Rexam	91,617	794,546

		794,546

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services–0.50%
Nippon Telegraph & Telephone	31,828	$1,153,420

		1,153,420

Energy Equipment & Services–0.17%
†Saipem	31,720	334,945
†Subsea 7	6,033	59,048

		393,993

Food & Staples Retailing–0.28%
Tesco	189,412	632,517

		632,517

Food Products–0.39%
Aryzta	18,389	906,763

		906,763

Household Durables–0.25%
Techtronic Industries	172,500	565,253

		565,253

Industrial Conglomerates–0.31%
Koninklijke Philips	27,662	703,493

		703,493

Insurance–0.52%
AXA.	46,927	1,183,499

		1,183,499

IT Services–0.45%
†CGI Group Class A	26,332	1,029,714

		1,029,714

Life Sciences Tools & Services–0.08%
†ICON	2,670	179,691

		179,691

Media–0.14%
Publicis Groupe	4,208	311,015

		311,015

Metals & Mining–0.39%
Anglo American ADR	10,185	73,739
AuRico Gold	57,847	165,317
Rio Tinto.	13,301	546,253
Yamana Gold	38,139	114,796

		900,105

Multi-Utilities–0.16%
National Grid	27,765	356,476

		356,476

Oil, Gas & Consumable Fuels–0.42%
Suncor Energy	17,300	476,401

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL	9,966	$483,915

		960,316

Pharmaceuticals–3.18%
Novartis	12,392	1,221,438
Novo Nordisk ADR	17,056	933,987
Sanofi	11,269	1,108,183
STADA Arzneimittel	18,179	612,954
Teva Pharmaceutical Industries ADR	39,800	2,352,180
†Valeant Pharmaceuticals International	4,866	1,080,982

		7,309,724

Professional Services–0.39%
Teleperformance	12,533	885,114

		885,114

Road & Rail–0.38%
East Japan Railway	9,772	879,432

		879,432

Software–0.25%
Playtech	44,169	567,989

		567,989

Specialty Retail–0.46%
Nitori Holdings	13,018	1,061,956

		1,061,956

Textiles, Apparel & Luxury Goods–0.58%
Kering	2,450	437,274
Yue Yuen Industrial Holdings	267,000	893,858

		1,331,132

Tobacco–0.37%
Japan Tobacco	24,100	858,984

		858,984

Trading Companies & Distributors–0.55%
ITOCHU	72,260	955,079
Rexel	19,180	309,085

		1,264,164

Wireless Telecommunication Services–0.33%
Tele2 Class B	65,380	760,026

		760,026

Total Developed Markets
(Cost $26,980,931)		35,611,198

×EMERGING MARKETS–9.77%
Airlines–0.03%
†Gol Linhas Aereas Inteligentes ADR	27,200	64,464

		64,464

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Automobiles–0.15%
Hyundai Motor	807	$98,029
Mahindra & Mahindra	11,864	239,368

		337,397

Banks–1.21%
Akbank	84,642	244,753
Banco Santander Brasil ADR	32,204	175,190
Bangkok Bank	39,193	206,401
China Construction Bank	323,239	295,241
Grupo Financiero Banorte Class O	22,000	120,969
ICICI Bank ADR	32,800	341,776
Industrial & Commercial Bank of China	411,238	326,808
Itau Unibanco Holding ADR	22,472	246,068
KB Financial Group ADR	9,703	318,937
Powszechna Kasa Oszczednosci Bank Polski	10,191	84,323
@=Sberbank of Russia	125,805	164,978
Shinhan Financial Group	6,872	255,032

		2,780,476

Beverages–0.54%
Anadolu Efes Biracilik Ve Malt Sanayii	24,004	216,740
Cia Cervecerias Unidas ADR	5,800	122,844
Fomento Economico Mexicano ADR	2,865	255,243
@Lotte Chilsung Beverage	208	493,809
Tsingtao Brewery	24,072	146,114

		1,234,750

Building Products–0.18%
@KCC	951	417,064

		417,064

Chemicals–0.09%
Braskem ADR	14,768	127,891
Sociedad Quimica y Minera de Chile ADR	5,100	81,702

		209,593

Construction & Engineering–0.02%
†Empresas ICA ADR	17,500	54,775

		54,775

Construction Materials–0.35%
†Cemex ADR	24,485	224,283
†Cemex Latam Holdings	12,715	62,960
Siam Cement NVDR	7,259	111,677
Siam Cement-Foreign	9,104	139,523
Ultratech Cement	5,705	268,693

		807,136

Diversified Financial Services–0.13%
Reliance Capital	16,297	92,987

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Financial Services (continued)
Remgro	10,009	$210,609

		303,596

Diversified Telecommunication Services–0.19%
†KT ADR	11,066	140,206
Telefonica Brasil ADR	21,395	298,032

		438,238

Electronic Equipment, Instruments & Components–0.29%
Hon Hai Precision Industry	118,004	370,447
LG Display ADR	16,391	189,972
Samsung SDI	1,155	114,511

		674,930

Food & Staples Retailing–0.13%
Cia Brasileira de Distribuicao ADR	5,000	118,350
Wal-Mart de Mexico Class V	76,877	187,780

		306,130

Food Products–0.56%
BRF ADR	11,599	242,535
China Mengniu Dairy	53,000	264,268
@Lotte Confectionery	140	243,089
Tingyi Cayman Islands Holding	91,541	187,064
@Uni-President China Holdings	375,600	346,459

		1,283,415

Hotels, Restaurants & Leisure–0.04%
@Arcos Dorados Holdings	18,000	94,680

		94,680

Insurance–0.12%
Samsung Life Insurance	2,945	282,771

		282,771

Internet & Catalog Retail–0.03%
†Qunar Cayman Islands ADR	1,700	72,845

		72,845

Internet Software & Services–1.04%
†Baidu ADR	8,331	1,658,535
†SINA	5,296	283,680
†@Sohu.com	7,400	437,266

		2,379,481

IT Services–0.08%
†WNS Holdings ADR	6,390	170,933

		170,933

Media–0.29%
Grupo Televisa ADR	17,014	660,483

		660,483

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining–0.13%
†Anglo American Platinum	3,379	$76,179
@Gerdau	16,700	32,595
Gerdau ADR	13,000	31,330
†Impala Platinum Holdings	7,060	31,518
Vale ADR	20,352	119,873

		291,495

Multiline Retail–0.09%
Woolworths Holdings	26,000	210,765

		210,765

Oil, Gas & Consumable Fuels–1.47%
Cairn India	34,188	97,656
China Petroleum & Chemical	198,850	171,621
CNOOC ADR	1,077	152,848
@Gazprom ADR	46,933	241,705
Lukoil ADR	5,608	251,855
PetroChina ADR	1,836	203,447
†Petroleo Brasileiro ADR	41,269	373,484
Polski Koncern Naftowy Orlen	9,268	181,932
PTT-Foreign	21,278	226,000
#Reliance Industries GDR 144A	29,739	926,370
Rosneft GDR	31,246	128,734
Sasol ADR	4,953	183,558
Tambang Batubara Bukit Asam Persero	122,800	77,369
YPF ADR	6,100	167,323

		3,383,902

Paper & Forest Products–0.06%
Nine Dragons Paper Holdings	144,500	126,391

		126,391

Personal Products–0.11%
†Hypermarcas	34,200	249,297

		249,297

Real Estate Management & Development–0.05%
#@=Etalon Group GDR 144A	10,500	19,425
@UEM Sunrise	356,068	91,952

		111,377

Semiconductors & Semiconductor Equipment–0.49%
MediaTek	20,000	273,148
Taiwan Semiconductor Manufacturing	90,944	413,529
Taiwan Semiconductor Manufacturing ADR	12,100	274,791
United Microelectronics	398,000	168,093

		1,129,561

Technology Hardware, Storage & Peripherals–0.53%
Samsung Electronics	1,076	1,218,632

		1,218,632

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Transportation Infrastructure–0.03%
†Rumo Logistica Operadora Multimodal	57,702	$23,749
Santos Brasil Participacoes	8,875	37,669

		61,418

Wireless Telecommunication Services–1.34%
America Movil ADR	10,058	214,336
China Mobile	41,848	535,828
China Mobile ADR	5,393	345,637
MegaFon GDR	9,871	137,207
Mobile Telesystems ADR	9,000	88,020
SK Telecom ADR	39,200	971,768
Tim Participacoes ADR	26,000	425,360
Turkcell Iletisim Hizmetleri ADR	12,710	146,038
Vodacom Group	19,020	216,888

		3,081,082

Total Emerging Markets (Cost $21,802,321)		22,437,077

Total Common Stock (Cost $112,780,501)		158,381,590

CONVERTIBLE PREFERRED STOCK–0.06%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	250	9,883
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	124	6,251
ArcelorMittal 6.00% exercise price $19.98, expiration date 12/21/15	500	7,922
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	13	9,360
Dominion Resources 6.125% exercise price $64.99, expiration date 4/1/16	158	8,467
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	90	8,946
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	150	6,804
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	14	3,036
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	14	18,760
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	539	15,459

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	249	$13,757
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	222	14,985
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	13	15,275

Total Convertible Preferred Stock (Cost $172,321)		138,905

EXCHANGE-TRADED FUNDS–9.18%
iShares MSCI EAFE Growth Index ETF	151,825	10,609,531
iShares MSCI EAFE Index ETF	76,185	4,836,986
Vanguard FTSE Developed Markets ETF	142,215	5,638,825

Total Exchange-Traded Funds (Cost $15,260,683)		21,085,342

PREFERRED STOCK–0.08%
•Bank of America 6.10%	30,000	29,663
•Integrys Energy Group 6.00%	1,700	45,271
•Morgan Stanley 5.55%	55,000	54,670
National Retail Properties 5.70%	1,125	27,247
Public Storage 5.20%	1,200	27,948
U.S. Airways 0.00%	8	0

Total Preferred Stock (Cost $185,679)		184,799

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41	48	57
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	855	972
Series 2003-26 AT 5.00% 11/25/32	15,173	15,594
Series 2010-41 PN 4.50% 4/25/40	65,000	70,149
Series 2010-43 HJ 5.50% 5/25/40	7,899	8,917
•*Series 2012-122 SD 5.913% 11/25/42	83,869	20,010

	Number of Shares	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-26 ID 3.00% 4/25/33	82,881	$13,593
*Series 2013-38 AI 3.00% 4/25/33	78,918	12,809
*Series 2013-44 DI 3.00% 5/25/33	200,865	29,263
Series 2014-36 ZE 3.00% 6/25/44	36,155	31,306
Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	7,032	7,992
Series 4065 DE 3.00% 6/15/32	10,000	9,798
*Series 4185 LI 3.00% 3/15/33	82,128	11,885
*Series 4191 CI 3.00% 4/15/33	84,338	12,284
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	171,182

Total Agency Collateralized Mortgage Obligations (Cost $407,334)		415,811

AGENCY MORTGAGE-BACKED SECURITIES–3.32%
Fannie Mae ARM
•2.416% 5/1/43	27,712	28,116
•2.546% 6/1/43	9,953	10,149
•3.191% 4/1/44	36,507	37,762
•3.265% 3/1/44	37,534	38,801
•3.293% 9/1/43	28,279	29,381
•5.034% 8/1/35	2,003	2,127
Fannie Mae S.F. 15 yr
2.50% 2/1/28	85,702	87,392
3.00% 5/1/28	6,417	6,664
3.50% 7/1/26	20,253	21,420
4.00% 5/1/25	13,275	14,186
4.00% 11/1/25	94,432	100,957
4.00% 12/1/26	21,732	23,011
4.00% 1/1/27	141,202	150,902
4.00% 5/1/27	47,656	50,926
4.00% 8/1/27	26,588	28,409
4.50% 4/1/18	1,948	2,028
4.50% 5/1/20	542	567
4.50% 8/1/20	512	534
4.50% 10/1/20	721	756
4.50% 9/1/24	1,303	1,399
4.50% 12/1/24	1,527	1,592
4.50% 4/1/25	10,861	11,611
5.00% 12/1/20	2,335	2,512
5.00% 6/1/23	4,787	5,194
Fannie Mae S.F. 20 yr
3.00% 2/1/33	3,264	3,330
3.00% 8/1/33	12,868	13,127
3.50% 4/1/33	3,912	4,095
3.50% 9/1/33	18,626	19,534
4.00% 1/1/31	5,847	6,242

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
4.00% 2/1/31	17,370	$18,430
5.00% 11/1/23	1,468	1,619
5.00% 2/1/30	9,955	10,993
6.00% 9/1/29	13,527	15,340
Fannie Mae S.F. 30 yr
3.00% 7/1/42	24,614	24,654
3.00% 10/1/42	388,282	388,921
3.00% 12/1/42	62,240	62,343
3.00% 1/1/43	145,602	145,797
3.00% 2/1/43	12,986	13,005
3.00% 4/1/43	97,261	97,377
3.00% 5/1/43	84,004	84,086
4.00% 8/1/43	11,021	11,730
4.50% 7/1/36	8,247	8,946
4.50% 11/1/40	20,258	21,950
4.50% 3/1/41	41,502	44,937
4.50% 4/1/41	53,420	57,909
4.50% 7/1/41	15,410	16,715
4.50% 10/1/41	26,056	28,282
4.50% 1/1/42	496,686	537,924
4.50% 9/1/42	312,703	339,404
4.50% 6/1/44	34,474	37,321
5.00% 2/1/35	32,483	36,001
5.00% 4/1/35	7,473	8,271
5.00% 10/1/35	22,580	24,976
5.00% 11/1/35	11,270	12,465
5.00% 4/1/37	6,227	6,892
5.00% 8/1/37	16,743	18,518
5.00% 2/1/38	6,248	6,907
5.50% 12/1/32	1,237	1,395
5.50% 2/1/33	17,317	19,475
5.50% 11/1/34	6,889	7,766
5.50% 12/1/34	30,263	34,089
5.50% 3/1/35	3,385	3,811
5.50% 5/1/35	11,044	12,437
5.50% 6/1/35	5,061	5,703
5.50% 1/1/36	3,556	4,003
5.50% 4/1/36	16,450	18,448
5.50% 5/1/36	3,087	3,470
5.50% 7/1/36	1,861	2,096
5.50% 9/1/36	36,748	41,437
5.50% 11/1/36	5,296	5,942
5.50% 1/1/37	21,992	24,703
5.50% 4/1/37	73,776	83,258
5.50% 8/1/37	7,163	8,062
5.50% 1/1/38	643	721
5.50% 2/1/38	11,389	12,821
5.50% 3/1/38	12,437	13,991
5.50% 6/1/38	48,384	54,258
5.50% 9/1/38	48,039	54,016
5.50% 12/1/38	26,187	29,506
5.50% 1/1/39	21,063	23,680

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 2/1/39	75,269	$84,663
5.50% 10/1/39	58,392	65,466
5.50% 7/1/40	42,571	48,119
5.50% 9/1/41	209,386	234,905
6.00% 5/1/36	23,462	26,709
6.00% 6/1/36	2,351	2,677
6.00% 7/1/36	3,010	3,413
6.00% 12/1/36	2,465	2,804
6.00% 2/1/37	7,736	8,798
6.00% 5/1/37	19,328	21,947
6.00% 6/1/37	1,387	1,591
6.00% 7/1/37	1,378	1,574
6.00% 8/1/37	16,828	19,118
6.00% 9/1/37	2,487	2,827
6.00% 11/1/37	3,476	3,963
6.00% 5/1/38	31,926	36,283
6.00% 7/1/38	889	1,010
6.00% 9/1/38	84,146	95,915
6.00% 10/1/38	27,916	31,740
6.00% 11/1/38	5,918	6,775
6.00% 1/1/39	11,940	13,555
6.00% 9/1/39	100,207	113,963
6.00% 3/1/40	10,327	11,731
6.00% 7/1/40	40,922	46,502
6.00% 9/1/40	9,593	10,916
6.00% 11/1/40	3,628	4,163
6.00% 5/1/41	96,637	109,971
6.50% 3/1/40	68,479	78,642
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	889,000	885,684
3.00% 8/1/45	1,301,000	1,292,792
4.50% 7/1/45	170,000	183,786
4.50% 8/1/45	170,000	183,520
Freddie Mac ARM
•2.342% 12/1/33	11,949	12,773
•2.528% 1/1/44	75,678	77,613
•2.718% 6/1/37	5,191	5,576
Freddie Mac S.F. 15 yr
3.50% 11/1/25	5,346	5,648
3.50% 6/1/26	5,613	5,929
3.50% 1/1/27	6,328	6,682
4.00% 5/1/25	3,622	3,827
4.50% 5/1/20	4,481	4,674
4.50% 7/1/25	4,117	4,396
4.50% 6/1/26	10,316	11,059
4.50% 9/1/26	15,449	16,508
5.50% 5/1/20	130,104	140,575
Freddie Mac S.F. 20 yr
3.00% 6/1/34	14,393	14,636
3.50% 1/1/34	28,666	29,953
Freddie Mac S.F. 30 yr
3.00% 10/1/42	27,944	27,867

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

Principal Amount°		Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 11/1/42	24,878	$24,810
4.50% 6/1/39	4,076	4,411
4.50% 10/1/39	10,764	11,650
4.50% 4/1/41	73,774	79,906
5.50% 3/1/34	2,656	2,992
5.50% 12/1/34	2,394	2,699
5.50% 6/1/36	1,675	1,878
5.50% 11/1/36	2,137	2,393
5.50% 12/1/36	767	858
5.50% 9/1/37	3,333	3,731
5.50% 4/1/38	11,851	13,264
5.50% 6/1/38	1,256	1,405
5.50% 7/1/38	12,235	13,689
5.50% 6/1/39	12,589	14,084
5.50% 3/1/40	9,960	11,146
5.50% 8/1/40	6,005	6,719
5.50% 1/1/41	5,725	6,406
5.50% 6/1/41	67,972	76,048
6.00% 2/1/36	5,483	6,251
6.00% 1/1/38	3,400	3,848
6.00% 6/1/38	9,761	11,049
6.00% 8/1/38	12,498	14,183
6.00% 5/1/40	3,776	4,274
6.00% 7/1/40	21,188	24,043
6.50% 4/1/39	14,173	16,279
GNMA I S.F. 30 yr 5.00% 6/15/40	5,236	5,809

Total Agency Mortgage-Backed Securities (Cost $7,523,704)		7,616,588

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.39%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	10,000	10,130
•Series 2007-4 AM 6.003% 2/10/51	40,000	42,951
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	26,738
CD Commercial Mortgage Trust
•Series 2005-CD1 AJ 5.38% 7/15/44	55,000	55,355
•Series 2005-CD1 AM 5.38% 7/15/44	50,000	50,342
•Series 2005-CD1 C 5.38% 7/15/44	15,000	15,085
#CFCRE Commercial Mortgage
Trust Series 2011-C1 A2 144A 3.759% 4/15/44	92,454	93,503
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.899% 12/10/49	25,000	26,478

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2014-GC25 A4 3.635% 10/10/47	45,000	$46,154
Series 2015-GC27 A5 3.137% 2/10/48	15,000	14,732
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	30,000	31,162
Series 2014-CR20 A4 3.59% 11/10/47	70,000	71,433
Series 2014-CR20 AM 3.938% 11/10/47	85,000	87,497
Series 2014-CR21 A3 3.528% 12/10/47	35,000	35,554
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	98,150
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	25,000	26,108
•Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38	25,000	25,043
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.735% 11/10/46	100,000	111,107
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.781% 11/25/49	25,000	27,092
#•Series 2011-K15 B 144A 5.098% 8/25/44	10,000	10,938
#•Series 2011-K703 B 144A 5.045% 7/25/44	10,000	10,718
#•Series 2012-K18 B 144A 4.41% 1/25/45	20,000	21,105
#•Series 2012-K19 B 144A 4.176% 5/25/45	10,000	10,482
#•Series 2012-K22 B 144A 3.812% 8/25/45	35,000	35,641
#•Series 2012-K22 C 144A 3.812% 8/25/45	30,000	29,779
#•Series 2012-K707 B 144A 4.019% 1/25/47	15,000	15,629
#•Series 2012-K708 B 144A 3.887% 2/25/45	55,000	57,078
#•Series 2012-K708 C 144A 3.887% 2/25/45	10,000	10,219
#•Series 2013-K26 C 144A 3.723% 12/25/45	15,000	14,728
#•Series 2013-K30 C 144A 3.667% 6/25/45	30,000	28,923
#•Series 2013-K31 C 144A 3.74% 7/25/46	65,000	63,373

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K33 B 144A 3.619% 8/25/46	30,000	$29,647
#•Series 2013-K33 C 144A 3.619% 8/25/46	20,000	19,333
#•Series 2013-K712 144A 3.484% 5/25/45	70,000	71,251
#•Series 2013-K713 144A 3.274% 4/25/46	75,000	75,560
#•Series 2013-K713 C 144A 3.274% 4/25/46	55,000	54,107
#•Series 2014-K716 C 144A 4.086% 8/25/47	20,000	20,175
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	700,000	720,179
#GS Mortgage Securities Trust Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	109,744
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	100,000	100,346
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	100,000	97,064
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	23,827	23,769
•Series 2014-C22 B 4.713% 9/15/47	15,000	15,616
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.672% 8/12/37	15,000	16,371
•Series 2005-LDP4 AJ 5.04% 10/15/42	100,000	100,203
•Series 2005-LDP5 D 5.567% 12/15/44	25,000	25,304
Series 2006-LDP8 AM 5.44% 5/15/45	89,000	92,485
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	3,648	3,687
•Series 2006-C6 AJ 5.452% 9/15/39	35,000	36,361
Series 2006-C6 AM 5.413% 9/15/39	45,000	47,013
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	10,000	10,159

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C22 A3 3.046% 5/15/46	25,000	$24,461
Series 2015-C22 A4 3.306% 5/15/46	30,000	29,770
Series 2015-C23 A4 3.719% 7/15/50	100,000	102,547
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.362% 11/14/42	50,000	50,381
•Series 2006-T21 AM 5.204% 10/12/52	35,000	35,599
•Series 2006-T23 A4 6.01% 8/12/41	26,852	27,718
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	25,000	25,150
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	20,000	21,092

Total Commercial Mortgage-Backed Securities (Cost $3,206,861)		3,188,319

CONVERTIBLE BONDS–0.17%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	19,000	19,036
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	11,000	10,347
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	11,000	11,557
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	9,000	14,377
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	19,000	19,843
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	13,000	12,496
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	14,000	15,619
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	12,000	11,655

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	11,000	$9,597
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	12,000	11,430
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	13,000	17,761
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	9,000	9,866
fGeneral Cable 4.50% exercise price $34.17, expiration date 11/15/29	14,000	11,673
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	4,000	20,633
Healthsouth 2.00% exercise price $38.82, expiration date 11/30/43	8,000	10,215
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	5,000	13,047
Jefferies Group 3.875% exercise price $44.83, expiration date 10/31/29	17,000	17,414
#Liberty Interactive 144A 1.00% exercise price $64.28, expiration date 9/28/43	14,000	13,676
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	3,000	15,261
Novellus Systems 2.625% exercise price $34.78, expiration date 5/14/41	8,000	19,065
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	12,000	15,300
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	8,000	9,365
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	4,000	5,287
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	9,000	8,764
SanDisk 1.50% exercise price $50.94, expiration date 8/11/17	3,000	3,894

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	10,000	$9,437
Spirit Realty Capital 3.75% exercise price $13.08, expiration date 5/13/21	15,000	14,025
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	3,000	2,477
TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19	17,000	16,926
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	8,000	5,355
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	11,000	12,100
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19	7,000	10,347

Total Convertible Bonds (Cost $344,120)		397,845

CORPORATE BONDS–9.96%
Aerospace & Defense–0.09%
#DigitalGlobe 144A 5.25% 2/1/21	80,000	78,700
Embraer Netherlands Finance 5.05% 6/15/25	40,000	40,000
TransDigm
6.00% 7/15/22	30,000	29,775
6.50% 7/15/24	25,000	24,813
United Technologies
4.15% 5/15/45	35,000	33,504

		206,792

Air Freight & Logistics–0.04%
#Aviation Capital Group 144A
6.75% 4/6/21	40,000	45,742
United Parcel Service
5.125% 4/1/19	45,000	50,192

		95,934

Airlines–0.06%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	25,000	24,563
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	24,267	24,267
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27	25,000	24,687

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		20,000	$20,200
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26		45,000	44,550

			138,267

Auto Components–0.09%
American Axle & Manufacturing 6.25% 3/15/21		35,000	36,925
Dana Holding 5.50% 12/15/24		12,000	11,850
Lear 5.25% 1/15/25		100,000	98,750
Magna International 3.625% 6/15/24		70,000	69,070

			216,595

Automobiles–0.17%
Daimler 2.75% 12/10/18	NOK	320,000	42,508
#Fiat Chrysler Automobiles 144A 4.50% 4/15/20		200,000	199,500
Ford Motor 7.45% 7/16/31		51,000	65,334
#Hyundai Capital America 144A 2.55% 2/6/19		50,000	50,433
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	33,441

			391,216

Biotechnology–0.07%
Amgen 2.70% 5/1/22		30,000	29,048
Celgene
3.95% 10/15/20		55,000	58,507
4.625% 5/15/44		10,000	9,579
Immucor 11.125% 8/15/19		55,000	58,575

			155,709

Building Products–0.02%
#Builders FirstSource 144A 7.625% 6/1/21		20,000	20,800
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,054

			45,854

Capital Markets–0.10%
Affiliated Managers Group 3.50% 8/1/25		40,000	38,819
Bank of New York Mellon 2.15% 2/24/20		10,000	9,901
E*TRADE Financial 4.625% 9/15/23		30,000	29,550
Goldman Sachs Group 5.15% 5/22/45		40,000	38,733
Jefferies Group 5.125% 1/20/23		20,000	20,680

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Jefferies Group (continued)
6.45% 6/8/27		25,000	$27,258
6.50% 1/20/43		15,000	14,701
Lazard Group 6.85% 6/15/17		28,000	30,602
State Street 3.10% 5/15/23		25,000	24,517

			234,761

Chemicals–0.37%
CF Industries
6.875% 5/1/18		95,000	107,015
7.125% 5/1/20		50,000	59,457
Chemours
#144A 6.625% 5/15/23		5,000	4,856
#144A 7.00% 5/15/25		20,000	19,450
Dow Chemical 8.55% 5/15/19		223,000	272,119
#Evolution Escrow Issuer 144A 7.50% 3/15/22		40,000	38,000
#Grace (W.R.) 144A 5.125% 10/1/21		20,000	20,200
LyondellBasell Industries 4.625% 2/26/55		60,000	53,061
Methanex 4.25% 12/1/24		55,000	54,634
#NOVA Chemicals 144A 5.00% 5/1/25		93,000	93,581
PolyOne 5.25% 3/15/23		25,000	24,875
PPG Industries 2.30% 11/15/19		35,000	35,092
Rockwood Specialties Group 4.625% 10/15/20		30,000	31,275
Tronox Finance 6.375% 8/15/20		30,000	27,975

			841,590

Commercial Banks–0.52%
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	25,000	20,806
#BBVA Banco Continental 144A 5.00% 8/26/22		25,000	26,017
#BBVA Bancomer 144A 7.25% 4/22/20		100,000	110,990
City National 5.25% 9/15/20		45,000	51,034
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.25% 1/13/22	AUD	12,000	9,388
KeyBank 5.45% 3/3/16		250,000	257,706
•National City Bank 0.649% 6/7/17		335,000	333,508
Northern Trust 3.95% 10/30/25		30,000	31,037
#•PNC Preferred Funding Trust II 144A
1.508% 3/31/49		100,000	90,250
•USB Capital IX 3.50% 10/29/49		275,000	227,356
•Wells Fargo 5.875% 12/29/49		20,000	20,501

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Zions Bancorp 4.50% 6/13/23		20,000	$20,456

			1,199,049

Commercial Services & Supplies–0.22%
#Algeco Scotsman Global
Finance 144A 8.50% 10/15/18		200,000	194,000
CDK Global 4.50% 10/15/24		30,000	30,096
HD Supply
7.50% 7/15/20		15,000	15,937
11.50% 7/15/20		25,000	29,000
#Prestige Brands 144A 5.375% 12/15/21		55,000	55,275
Spectrum Brands 6.375% 11/15/20		35,000	37,187
United Rentals North America
4.625% 7/15/23		35,000	34,452
5.50% 7/15/25		56,000	54,320
5.75% 11/15/24		55,000	54,450

			504,717

Communications Equipment–0.13%
Cisco Systems
1.65% 6/15/18		55,000	55,219
2.45% 6/15/20		25,000	25,195
3.50% 6/15/25		30,000	30,361
QUALCOMM
3.00% 5/20/22		150,000	149,121
3.45% 5/20/25		35,000	34,149

			294,045

Computers & Peripherals–0.05%
Apple 3.45% 2/9/45		15,000	12,746
Seagate HDD Cayman
#144A 4.75% 1/1/25		80,000	79,658
#144A 4.875% 6/1/27		15,000	14,613

			107,017

Construction & Engineering–0.14%
AECOM
#144A 5.75% 10/15/22		260,000	263,900
#144A 5.875% 10/15/24		59,000	59,959

			323,859

Construction Materials–0.09%
#Cemex 144A 4.375% 3/5/23	EUR	100,000	107,614
MUFG Americas Holdings
2.25% 2/10/20		30,000	29,674
3.00% 2/10/25		70,000	65,820

			203,108

Consumer Finance–0.14%
Ally Financial
4.125% 2/13/22		15,000	14,437
4.625% 3/30/25		85,000	81,175

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
General Motors Financial
3.45% 4/10/22		80,000	$78,505
4.00% 1/15/25		55,000	54,073
4.375% 9/25/21		35,000	36,425
SunTrust Banks 2.35% 11/1/18		60,000	60,427

			325,042

Containers & Packaging–0.10%
Ball 5.25% 7/1/25		95,000	94,050
#BWAY Holding 144A 9.125% 8/15/21		50,000	51,750
#Plastipak Holdings 144A 6.50% 10/1/21		50,000	51,125
#Sealed Air 144A 5.50% 9/15/25		30,000	30,300

			227,225

Diversified Consumer Services–0.05%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	125,672

			125,672

Diversified Financial Services–0.65%
Bank of America 3.95% 4/21/25		195,000	188,198
Citigroup 4.40% 6/10/25		45,000	44,922
General Electric Capital
2.10% 12/11/19		70,000	70,513
4.25% 1/17/18	NZD	50,000	34,526
5.55% 5/4/20		30,000	34,282
6.00% 8/7/19		56,000	64,048
•7.125% 12/15/49		100,000	115,500
Goldman Sachs Group
5.20% 12/17/19	NZD	33,000	23,121
•5.375% 5/10/20		95,000	93,969
JPMorgan Chase
•0.909% 1/28/19		26,000	25,976
2.75% 6/23/20		30,000	30,052
4.125% 12/15/26		160,000	157,679
•5.30% 12/29/49		30,000	29,853
•6.75% 8/29/49		10,000	10,697
Morgan Stanley
2.80% 6/16/20		55,000	55,096
4.35% 9/8/26		125,000	122,753
5.00% 9/30/21	AUD	14,000	11,244
National Rural Utilities Cooperative Finance
2.85% 1/27/25		115,000	110,635
•4.75% 4/30/43		60,000	60,000
#Peachtree Corners Funding Trust 144A
3.976% 2/15/25		100,000	99,363
#SUAM Finance 144A
4.875% 4/17/24		100,000	101,000

			1,483,427

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–0.60%
AT&T 3.40% 5/15/25		110,000	$105,125
4.35% 6/15/45		70,000	59,993
4.50% 5/15/35		50,000	46,111
Bell Canada 3.35% 3/22/23	CAD	19,000	15,548
CenturyLink 5.80% 3/15/22		120,000	115,050
6.75% 12/1/23		45,000	45,309
Hughes Satellite Systems
7.625% 6/15/21		15,000	16,559
Intelsat Luxembourg
8.125% 6/1/23		115,000	96,025
Level 3 Financing
5.375% 8/15/22		30,000	30,413
#144A 5.375% 5/1/25		25,000	24,125
Motorola Solutions
4.00% 9/1/24		65,000	63,168
SBA Tower Trust
#144A 2.24% 4/16/18		40,000	39,852
#144A 2.898% 10/15/19		25,000	25,125
#SES 144A 3.60% 4/4/23		75,000	76,293
Telefonica Emisiones
6.421% 6/20/16		75,000	78,438
#UPCB Finance IV 144A
5.375% 1/15/25		200,000	191,900
Verizon Communications
4.40% 11/1/34		35,000	32,504
4.862% 8/21/46		300,000	281,862
Windstream
7.50% 4/1/23		15,000	13,163
7.75% 10/1/21		20,000	18,400

			1,374,963

Electric Utilities–0.65%
#AES Gener 144A 5.25% 8/15/21		50,000	52,995
Appalachian Power
3.40% 6/1/25		100,000	98,782
Berkshire Hathaway Energy
3.75% 11/15/23		110,000	112,775
Cleveland Electric Illuminating
5.50% 8/15/24		5,000	5,738
ComEd Financing III
6.35% 3/15/33		60,000	61,664
#•Electricite de France 144A
5.25% 12/29/49		100,000	100,500
Entergy 4.00% 7/15/22		115,000	116,057
Entergy Arkansas 3.70% 6/1/24		20,000	20,900
Exelon 3.95% 6/15/25		40,000	40,317
Great Plains Energy
4.85% 6/1/21		30,000	32,937
Indiana Michigan Power
3.20% 3/15/23		15,000	14,892

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
IPALCO Enterprises
5.00% 5/1/18	45,000	$47,700
ITC Holdings 3.65% 6/15/24	50,000	49,598
LG&E & KU Energy
4.375% 10/1/21	115,000	124,893
#Metropolitan Edison 144A
4.00% 4/15/25	30,000	29,983
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	64,994
3.625% 6/15/23	25,000	24,989
NV Energy 6.25% 11/15/20	45,000	52,183
Pennsylvania Electric
5.20% 4/1/20	55,000	60,276
Southern 2.75% 6/15/20	190,000	190,674
#Trans-Allegheny Interstate Line
144A 3.85% 6/1/25	15,000	14,931
Xcel Energy 3.30% 6/1/25	185,000	182,128

		1,499,906

Electronic Equipment, Instruments & Components–0.06%
#Flextronics International 144A
4.75% 6/15/25	55,000	54,709
Molex Electronic Technologies
#144A 2.878% 4/15/20	55,000	54,216
#144A 3.90% 4/15/25	35,000	33,981

		142,906

Energy Equipment & Services–0.09%
Bristow Group 6.25% 10/15/22	35,000	34,825
Ensco 4.70% 3/15/21	135,000	137,682
Exterran Partners 6.00% 4/1/21	15,000	14,550
Weatherford International Bermuda 4.50% 4/15/22	25,000	23,510

		210,567

Food Products–0.17%
Campbell Soup 3.30% 3/19/25	55,000	53,982
Darling Ingredients
5.375% 1/15/22	10,000	10,037
#JBS USA Finance 144A
5.75% 6/15/25	70,000	69,367
Smucker (J.M.)
#144A 3.00% 3/15/22	15,000	14,739
#144A 3.50% 3/15/25	120,000	117,802
#144A 4.25% 3/15/35	135,000	126,776
		392,703
Gas Utilities–0.02%
AmeriGas Finance
7.00% 5/20/22	40,000	42,600

		42,600

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.16%
Becton Dickinson
6.375% 8/1/19	75,000	$86,493
Boston Scientific
2.65% 10/1/18	5,000	5,076
6.00% 1/15/20	80,000	90,681
Kinetic Concepts
10.50% 11/1/18	35,000	37,451
Mallinckrodt International Finance
#144A 4.875% 4/15/20	20,000	20,426
#144A 5.50% 4/15/25	70,000	68,163
#Medtronic 144A 3.15% 3/15/22	30,000	30,162
Zimmer Biomet Holdings
3.15% 4/1/22	20,000	19,703

		358,155

Health Care Providers & Services–0.29%
Community Health Systems
6.875% 2/1/22	75,000	79,313
DaVita HealthCare Partners
5.00% 5/1/25	160,000	154,400
5.125% 7/15/24	60,000	59,100
#Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22	40,000	42,600
HCA 5.375% 2/1/25	145,000	147,726
HealthSouth
5.125% 3/15/23	10,000	9,975
5.75% 11/1/24	10,000	10,250
Highmark
#144A 4.75% 5/15/21	40,000	41,088
#144A 6.125% 5/15/41	20,000	19,728
#Milacron 144A 7.75% 2/15/21	30,000	31,050
Tenet Healthcare 6.00% 10/1/20	58,000	61,987

		657,217

Hotels, Restaurants & Leisure–0.29%
#Caesars Growth Properties
Holdings 144A 9.375% 5/1/22	35,000	26,425
#Landry’s 144A 9.375% 5/1/20	20,000	21,550
Marriott International
3.375% 10/15/20	40,000	41,192
McDonald’s 3.375% 5/26/25	180,000	176,262
MGM Resorts International
6.00% 3/15/23	100,000	101,750
Pinnacle Entertainment
7.50% 4/15/21	40,000	42,550
Starbucks 2.70% 6/15/22	50,000	49,905
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	35,000	33,805
4.50% 10/1/34	5,000	4,676
Wynn Las Vegas
5.375% 3/15/22	15,000	15,300

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas (continued)
#144A 5.50% 3/1/25	160,000	$153,200

		666,615

Household Durables–0.02%
Harman International
Industries 4.15% 5/15/25	55,000	54,312

		54,312

Independent Power & Renewable Electricity Producers–0.05%
Dynegy
#144A 6.75% 11/1/19	15,000	15,683
#144A 7.375% 11/1/22	20,000	21,050
#144A 7.625% 11/1/24	75,000	79,687

		116,420

Independent Power Producers & Energy Traders–0.10%
AES 5.50% 4/15/25	210,000	200,550
Calpine 5.375% 1/15/23	30,000	29,625

		230,175

Industrial Conglomerates–0.02%
#Gates Global 144A
6.00% 7/15/22	50,000	45,500

		45,500

Insurance–0.30%
Berkshire Hathaway Finance
2.90% 10/15/20	55,000	56,694
#HUB International 144A
7.875% 10/1/21	50,000	51,125
MetLife
•5.25% 12/29/49	115,000	114,281
6.817% 8/15/18	85,000	97,872
Prudential Financial
•5.375% 5/15/45	35,000	34,563
•5.625% 6/15/43	20,000	20,780
•5.875% 9/15/42	55,000	58,399
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,280
#144A 4.125% 11/1/24	80,000	80,728
#USI 144A 7.75% 1/15/21	10,000	10,187
•Voya Financial 5.65% 5/15/53	35,000	35,919
XLIT
4.45% 3/31/25	70,000	69,524
•6.50% 12/29/49	30,000	25,744

		691,096

Internet & Catalog Retail–0.07%
#Netflix 144A 5.875% 2/15/25	150,000	156,017

		156,017

Internet Software & Services–0.13%
Baidu 2.75% 6/9/19	200,000	200,470

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
Equinix 5.375% 4/1/23	92,000	$92,460

		292,930

IT Services–0.05%
First Data
11.25% 1/15/21	49,000	54,513
11.75% 8/15/21	20,000	22,550
Fiserv 3.85% 6/1/25	40,000	40,139
Xerox 6.35% 5/15/18	5,000	5,576

		122,778

Machinery–0.09%
Crane
2.75% 12/15/18	10,000	10,206
4.45% 12/15/23	60,000	62,611
Ingersoll-Rand Global Holding
4.25% 6/15/23	35,000	36,347
LSB Industries 7.75% 8/1/19	10,000	10,650
Meritor 6.75% 6/15/21	25,000	25,687
Parker Hannifin 3.30% 11/21/24	5,000	5,023
Trinity Industries 4.55% 10/1/24	50,000	48,325

		198,849

Media–0.70%
CC Holdings GS V
3.849% 4/15/23	15,000	14,754
CCO Holdings
#144A 5.125% 5/1/23	50,000	48,750
5.25% 9/30/22	25,000	24,687
#Columbus International 144A
7.375% 3/30/21	200,000	215,750
Comcast 3.375% 8/15/25	230,000	227,255
#Cox Communications 144A
3.85% 2/1/25	15,000	14,444
CSC Holdings 5.25% 6/1/24	105,000	101,325
DISH DBS 5.00% 3/15/23	75,000	69,563
Gray Television 7.50% 10/1/20	80,000	85,100
Lamar Media 5.00% 5/1/23	35,000	34,737
#MDC Partners 144A
6.75% 4/1/20	20,000	20,000
#Nielsen Finance 144A
5.00% 4/15/22	35,000	34,431
Scripps Networks Interactive
2.80% 6/15/20	20,000	19,725
3.95% 6/15/25	30,000	29,522
#SES GLOBAL Americas
Holdings 144A 5.30% 3/25/44	110,000	111,319
Sinclair Television Group
5.375% 4/1/21	45,000	45,506
#144A 5.625% 8/1/24	5,000	4,906
Sirius XM Radio
#144A 5.375% 4/15/25	145,000	140,287
#144A 6.00% 7/15/24	55,000	55,687

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner 3.60% 7/15/25	145,000	$141,332
Time Warner Cable
5.50% 9/1/41	30,000	28,074
#Tribune Media 144A
5.875% 7/15/22	80,000	80,800
#Univision Communications
144A 5.125% 5/15/23	25,000	24,375
WPP Finance 2010
5.625% 11/15/43	40,000	43,327

		1,615,656

Metals & Mining–0.27%
AK Steel 7.625% 5/15/20	25,000	20,937
ArcelorMittal 10.60% 6/1/19	145,000	174,181
#Gerdau Holdings 144A
7.00% 1/20/20	100,000	109,000
#Lundin Mining 144A
7.50% 11/1/20	25,000	27,000
Novelis 8.75% 12/15/20	50,000	53,125
Ryerson
9.00% 10/15/17	25,000	25,250
11.25% 10/15/18	6,000	6,090
#Tupy Overseas 144A
6.625% 7/17/24	200,000	196,750

		612,333

Multi-Utilities–0.35%
Ameren Illinois 9.75% 11/15/18	263,000	329,619
CMS Energy 6.25% 2/1/20	60,000	69,560
Dominion Resources
1.90% 6/15/18	155,000	155,305
#DTE Energy 144A 3.30% 6/15/22	45,000	45,435
•Integrys Energy Group
6.11% 12/1/66	85,000	80,776
Puget Energy 6.00% 9/1/21	35,000	40,154
WEC Energy Group
2.45% 6/15/20	15,000	14,988
3.55% 6/15/25	25,000	24,986
•6.25% 5/15/67	50,000	46,750

		807,573

Oil, Gas & Consumable Fuels–1.12%
California Resources
5.50% 9/15/21	25,000	21,880
6.00% 11/15/24	30,000	25,950
Chaparral Energy
7.625% 11/15/22	10,000	7,250
Chesapeake Energy
4.875% 4/15/22	60,000	52,350
5.75% 3/15/23	45,000	40,950
Chevron 1.961% 3/3/20	45,000	44,661
Columbia Pipeline Group
#144A 2.45% 6/1/18	15,000	15,126

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Columbia Pipeline Group (continued)
#144A 3.30% 6/1/20	20,000	$20,100
#144A 4.50% 6/1/25	20,000	19,714
Continental Resources 4.50% 4/15/23	90,000	86,919
Ecopetrol 5.375% 6/26/26	45,000	44,606
•Enbridge Energy Partners 8.05% 10/1/37	125,000	128,750
Energy Transfer Partners
4.75% 1/15/26	25,000	24,791
6.125% 12/15/45	10,000	10,050
9.70% 3/15/19	65,000	80,203
EnLink Midstream Partners 4.15% 6/1/25	35,000	34,146
•Enterprise Products Operating 7.034% 1/15/68	130,000	140,075
Exxon Mobil 2.397% 3/6/22	25,000	24,548
Freeport-McMoran Oil & Gas 6.50% 11/15/20	23,000	24,380
#Kinder Morgan 144A 5.00% 2/15/21	25,000	26,480
Kinder Morgan Energy Partners 9.00% 2/1/19	115,000	138,262
Laredo Petroleum 7.375% 5/1/22	50,000	52,875
Marathon Oil 3.85% 6/1/25	75,000	73,656
MarkWest Energy Partners 4.875% 12/1/24	70,000	68,775
Murphy Oil USA 6.00% 8/15/23	60,000	62,550
Newfield Exploration
5.375% 1/1/26	50,000	49,750
5.625% 7/1/24	45,000	45,675
Noble Energy 5.05% 11/15/44	35,000	33,660
Noble Holding International 4.00% 3/16/18	5,000	5,122
Oasis Petroleum 6.875% 3/15/22	45,000	45,900
Occidental Petroleum 3.50% 6/15/25	35,000	34,923
PDC Energy 7.75% 10/15/22	15,000	15,750
Petrobras Global Finance
3.00% 1/15/19	33,000	30,580
4.875% 3/17/20	90,000	85,801
5.375% 1/27/21	10,000	9,643
Petroleos Mexicanos 6.50% 6/2/41	25,000	26,125
Plains All American Pipeline 8.75% 5/1/19	120,000	146,646
Pride International 6.875% 8/15/20	75,000	85,869
Regency Energy Partners 5.875% 3/1/22	50,000	53,297

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Sabine Pass Liquefaction 144A 5.625% 3/1/25	65,000	$64,594
Shell International Finance 3.25% 5/11/25	75,000	74,426
Sunoco Logistics Partners Operations 3.45% 1/15/23	30,000	28,437
Talisman Energy 5.50% 5/15/42	65,000	58,700
Valero Energy
3.65% 3/15/25	40,000	38,972
4.90% 3/15/45	30,000	28,219
Western Gas Partners 3.95% 6/1/25	30,000	28,910
Williams Partners
4.00% 9/15/25	10,000	9,386
7.25% 2/1/17	95,000	102,975
#Woodside Finance 144A 8.75% 3/1/19	105,000	126,979
YPF
#144A 8.75% 4/4/24	45,000	45,788
#144A 8.875% 12/19/18	25,000	26,625

		2,571,799

Paper & Forest Products–0.16%
Georgia-Pacific 8.00% 1/15/24	125,000	161,062
International Paper
3.80% 1/15/26	145,000	142,374
5.00% 9/15/35	30,000	29,483
Masco 4.45% 4/1/25	25,000	25,125

		358,044

Pharmaceuticals–0.20%
AbbVie 3.20% 11/6/22	60,000	59,509
Actavis Funding
3.45% 3/15/22	40,000	39,680
3.80% 3/15/25	110,000	108,272
Baxalta
#144A 3.60% 6/23/22	20,000	20,018
#144A 4.00% 6/23/25	40,000	39,783
EMD Finance
#144A 2.95% 3/19/22	25,000	24,507
#144A 3.25% 3/19/25	35,000	34,013
Express Scripts Holding
2.25% 6/15/19	40,000	39,713
3.50% 6/15/24	20,000	19,598
Omnicare 5.00% 12/1/24	25,000	27,000
#Valeant Pharmaceuticals International 144A 5.875% 5/15/23	45,000	46,237

		458,330

Real Estate Investment Trusts–0.30%
American Tower 2.80% 6/1/20	10,000	9,872

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
4.00% 6/1/25	15,000	$14,691
#American Tower Trust I 144A
3.07% 3/15/23	55,000	54,038
AvalonBay Communities
3.45% 6/1/25	40,000	39,415
3.50% 11/15/24	30,000	29,972
Carey (W.P.) 4.60% 4/1/24	35,000	35,204
CBL & Associates
4.60% 10/15/24	50,000	49,323
5.25% 12/1/23	10,000	10,300
Corporate Office Properties
3.60% 5/15/23	40,000	36,624
5.25% 2/15/24	40,000	40,988
DDR
7.50% 4/1/17	10,000	10,966
7.875% 9/1/20	85,000	104,166
Education Realty Operating
Partnership 4.60% 12/1/24	45,000	45,397
Excel Trust 4.625% 5/15/24	25,000	23,764
GEO Group
5.125% 4/1/23	30,000	30,075
5.875% 10/15/24	35,000	36,225
Hospitality Properties Trust
4.50% 3/15/25	45,000	44,350
Host Hotels & Resorts
3.75% 10/15/23	10,000	9,827
4.75% 3/1/23	65,000	68,709

		693,906

Road & Rail–0.08%
Burlington Northern Santa Fe
4.15% 4/1/45	190,000	175,960

		175,960

Semiconductors & Semiconductor Equipment–0.06%
Micron Technology
#144A 5.25% 8/1/23	110,000	105,737
#144A 5.50% 2/1/25	30,000	28,185

		133,922

Software–0.10%
Oracle
2.50% 5/15/22	25,000	24,298
2.95% 5/15/25	85,000	81,909
3.25% 5/15/30	45,000	41,452
4.125% 5/15/45	60,000	55,777
4.30% 7/8/34	20,000	19,761

		223,197

Specialty Retail–0.12%
#Family Tree Escrow 144A
5.75% 3/1/23	15,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
QVC
4.375% 3/15/23	85,000	$83,679
5.45% 8/15/34	55,000	50,052
Sally Holdings 5.75% 6/1/22	15,000	15,713
Signet UK Finance
4.70% 6/15/24	115,000	116,341

		281,535

Textiles, Apparel & Luxury Goods–0.03%
#INVISTA Finance 144A
4.25% 10/15/19	50,000	49,500
#Levi Strauss 144A 5.00% 5/1/25	20,000	19,450

		68,950

Tobacco–0.05%
Reynolds American
2.30% 6/12/18	90,000	90,737
4.45% 6/12/25	25,000	25,520

		116,257

Wireless Telecommunication Services–0.16%
#Crown Castle Towers 144A
4.883% 8/15/20	210,000	228,519
Sprint
7.125% 6/15/24	75,000	69,757
7.875% 9/15/23	20,000	19,556
T-Mobile USA 6.125% 1/15/22	60,000	62,100

		379,932

Total Corporate Bonds (Cost $22,888,711)		22,870,982

MUNICIPAL BONDS–0.20%
City of Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40	25,000	27,894
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	20,000	15,197
5.75% 6/1/47	25,000	20,704
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	75,000	82,108
5.00% 6/1/45	25,000	27,219
New Jersey State Transportation Trust Fund
Series AA 5.00% 6/15/44	25,000	25,409
New York City, New York
Series I 5.00% 8/1/22	20,000	23,547
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	35,000	38,633
New York State Thruway Authority
Series A 5.00% 5/1/19	25,000	28,256
State of California
5.00% 3/1/45	45,000	50,097

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
State of Maryland Local Facilities Series A 5.00% 8/1/21	25,000	$29,754
State of Texas Transportation Commission Series A 5.00% 10/1/44	65,000	73,236
Texas Private Activity Bond Surface Transportation
Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	20,000	23,993

Total Municipal Bonds (Cost $468,015)		466,047

NON-AGENCY ASSET-BACKED SECURITIES–0.98%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	105,316
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	100,000	100,270
American Express Credit Account Master Trust
•Series 2012-3 B 0.686% 3/15/18	100,000	99,998
•Series 2013-2 A 0.604% 5/17/21	100,000	100,199
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.426% 5/15/20	135,000	134,784
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	100,000	102,712
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,678
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	100,657
BA Credit Card Trust
•Series 2014-A2 A 0.456% 9/16/19	30,000	29,967
•Series 2014-A3 A 0.474% 1/15/20	35,000	34,978
•Series 2015-A1 A 0.516% 6/15/20	135,000	135,108
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	100,000	100,425
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.226% 7/15/20	100,000	99,344
Chase Issuance Trust
•Series 2014-A5 A5 0.556% 4/15/21	100,000	99,850
Series 2015-A4 A 1.84% 4/15/22	100,000	98,928
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.437% 11/23/18	105,000	104,948

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	$29,910
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.637% 10/20/19	50,000	49,910
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	49,250	48,669
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	99,576
#•PFS Financing Series 2015-AA A 144A 0.806% 4/15/20	100,000	99,981
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	100,000	99,882
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,932
Series 2015-2 A 1.60% 4/15/21	100,000	99,939
#Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45	70,000	69,895

Total Non-Agency Asset-Backed Securities (Cost $2,248,543)		2,244,856

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.17%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	3,007	3,095
Series 2005-6 7A1 5.50% 7/25/20	2,521	2,514
•ChaseFlex Trust Series 2006-1 A4 4.869% 6/25/36	100,000	86,172
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	27,354	27,407
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.434% 1/25/36	17,287	15,665
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	29,446	30,385
•Series 2007-A1 7A4 2.564% 7/25/35	16,548	14,563
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.698% 9/25/43	96,125	93,599
#•Series 2014-2 A4 144A 3.50% 7/25/44	72,760	73,016
#•Series 2015-1 B2 144A 3.899% 1/25/45	14,864	14,617

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Sequoia Mortgage Trust (continued)
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		16,271	$16,610

Total Non-Agency Collateralized Mortgage Obligations (Cost $346,290)			377,643

Δ REGIONAL BONDS–0.06%
Australia–0.03%
New South Wales Treasury
4.00% 5/20/26	AUD	66,700	54,256
Queensland Treasury
#144A 4.75% 7/21/25	AUD	14,000	11,832

			66,088

Canada–0.03%
Province of Ontario Canada
3.45% 6/2/45	CAD	12,000	10,088
Province of Quebec Canada
6.00% 10/1/29	CAD	50,000	54,709

			64,797

Total Regional Bonds (Cost $140,981)			130,885

«SENIOR SECURED LOANS–2.04%
Activision Blizzard Tranche B 1st Lien
3.25% 10/11/20		104,650	105,173
Aramark Tranche E
3.25% 9/7/19		67,900	67,936
BJ’s Wholesale Club Tranche B 1st Lien
4.50% 9/26/19		361,952	362,154
Caesars Growth Partners Tranche B 1st Lien
6.25% 5/8/21		44,550	38,202
Calpine Construction Finance Tranche B
3.00% 5/3/20		107,454	105,551
Communications Sales & Leasing Tranche B 1st Lien
5.00% 10/24/22		45,000	44,213
Community Health Systems Tranche F 1st Lien
3.25% 12/31/18		24,248	24,277
Community Health Systems Tranche G 1st Lien
3.75% 12/31/19		31,449	31,493
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21		57,866	58,037
Emdeon 1st Lien
3.75% 11/2/18		72,128	72,137
Energy Transfer Equity 1st Lien
3.25% 12/2/19		235,000	233,474
FCA US Tranche B 1st Lien
3.50% 5/24/17		9,771	9,770
First Data Tranche B 1st Lien
4.00% 3/24/21		225,450	226,272

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Gardner Denver 1st Lien
4.25% 7/30/20	189,038	$184,719
HCA Tranche B5 1st Lien
2.75% 3/31/17	115,935	116,058
Hilton Worldwide Finance Tranche B2
3.50% 10/25/20	224,400	224,751
Huntsman International Tranche B 1st Lien
3.75% 10/1/21	189,050	189,553
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	62,895	63,078
iHeartCommunications Tranche D
6.75% 1/30/19	120,000	111,178
Immucor Tranche B2
5.00% 8/19/18	77,696	78,085
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19	134,296	133,471
JLL/Delta Dutch Newco 1st Lien
4.25% 3/11/21	24,750	24,617
KIK Custom Products 1st Lien
5.50% 4/29/19	393,484	394,959
Landry’s Tranche B
4.00% 4/24/18	38,510	38,675
Level 3 Financing Tranche B
4.00% 1/15/20	75,000	75,117
MPH Acquisition Tranche B
3.75% 3/31/21	217,092	216,123
Neiman Marcus Tranche 1st Lien
4.25% 10/25/20	69,823	69,510
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20	44,439	43,865
Novelis Tranche B 1st Lien
4.00% 6/2/22	182,000	181,459
Numericable
4.50% 5/21/20	85,356	85,676
Numericable U.S. Tranche B2 1st Lien
4.50% 5/21/20	73,845	74,121
Panda Liberty Tranche B
7.50% 8/21/20	5,000	5,013
Republic of Angola (Unsecured)
6.25% 12/16/23	92,000	90,620
Scientific Games International
6.00% 10/18/20	68,950	69,040
Sensus 2nd Lien
8.50% 5/9/18	80,000	79,600
Smart & Final Stores Tranche B 1st Lien
4.00% 11/15/19	23,097	23,083
Univision Communications Tranche C4
4.00% 3/1/20	184,732	183,544
USI Insurance Services Tranche B 1st Lien
4.25% 12/27/19	53,632	53,677
Valeant Pharmaceuticals International Tranche BE
3.50% 8/5/20	245,734	245,091

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Wide Open West Finance Tranche B 1st Lien
4.50% 4/1/19		252,635	$252,618

Total Senior Secured Loans (Cost $4,670,040)			4,685,990

ΔSOVEREIGN BONDS–0.66%
Australia–0.02%
Australia Government Bond
3.25% 4/21/25	AUD	27,000	21,251
3.75% 4/21/37	AUD	35,000	27,493

			48,744

Brazil–0.05%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	116,000	35,447
10.00% 1/1/23	BRL	126,000	35,773
10.00% 1/1/25	BRL	126,000	35,082

			106,302

Canada–0.00%
Canadian Government Bond
2.75% 12/1/48	CAD	10,000	8,802

			8,802

Colombia–0.02%
Colombia Government International Bond
4.375% 3/21/23	COP	90,000,000	31,385
9.85% 6/28/27	COP	37,000,000	17,497

			48,882

Dominican Republic–0.04%
#Dominican Republic International Bond
144A 5.50% 1/27/25		100,000	100,750

			100,750

Germany–0.01%
Bundesrepublik Deutschland
0.50% 2/15/25	EUR	13,000	14,126

			14,126

Indonesia–0.11%
#Indonesia Government International Bond
144A 4.625% 4/15/43		200,000	180,500
Indonesia Treasury Bond
8.375% 3/15/24	IDR	927,000,000	69,819

			250,319

Italy–0.06%
Italy Buoni Poliennali Del Tesoro
1.35% 4/15/22	EUR	124,000	134,661

			134,661

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan–0.01%
Japan Government Forty Year Bond
1.40% 3/20/55	JPY	2,350,000	$18,261

			18,261

Mexico–0.05%
Mexican Bonos
7.50% 6/3/27	MXN	1,507,000	105,575

			105,575

Norway–0.01%
Kommunalbanken
5.00% 3/28/19	NZD	24,000	17,113
#Norway Government Bond
144A 2.00% 5/24/23	NOK	113,000	14,804

			31,917

Poland–0.03%
Poland Government Bond
3.25% 7/25/25	PLN	207,000	54,976

			54,976

Portugal–0.01%
#Portugal Government International Bond
144A 5.125% 10/15/24		18,000	18,451

			18,451

Republic of Korea–0.03%
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	77,000,425	66,309

			66,309

Senegal–0.08%
#Senegal Government International Bond
144A 6.25% 7/30/24		200,000	192,600

			192,600

South Africa–0.06%
South Africa Government Bond
8.00% 1/31/30	ZAR	1,861,000	144,480

			144,480

Sweden–0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	150,000	19,043

			19,043

United Kingdom–0.06%
United Kingdom Gilt
3.25% 1/22/44	GBP	20,000	34,675
3.50% 1/22/45	GBP	21,100	38,367

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Gilt Inflation Linked
0.125% 3/22/24	GBP	41,507	$70,565

			143,607

Total Sovereign Bonds (Cost $1,597,029)			1,507,805

SUPRANATIONAL BANKS–0.08%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	2,300,000	36,030
7.375% 4/15/19	IDR	300,000,000	21,713
Inter-American Development Bank
6.00% 9/5/17	INR	3,300,000	51,339
7.25% 7/17/17	IDR	470,000,000	34,302
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	47,000	33,336
International Finance
3.625% 5/20/20	NZD	12,000	8,141

Total Supranational Banks (Cost $201,030)			184,861

U.S. TREASURY OBLIGATIONS–0.44%
U.S. Treasury Bond
3.00% 5/15/45		5,000	4,901
U.S. Treasury Notes
1.50% 5/31/20		70,000	69,623

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.625% 6/30/20	236,000	$236,000
2.125% 5/15/25	720,000	707,006

Total U.S. Treasury Obligations (Cost $1,013,222)		1,017,530

	Number of contracts
OPTION PURCHASED–0.00%
Call Option–0.00%
U.S. Treasury 10 yr Notes, strike price $127.50, expires 7/24/15 (AFI)	18	6,469

Total Option Purchased (Cost $5,398)		6,469

	Number of Shares
MONEY MARKET FUND–2.75%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	6,316,357	6,316,357

Total Money Market Fund (Cost $6,316,357)		6,316,357

TOTAL VALUE OF SECURITIES–100.69% (Cost $179,776,819)	231,218,624
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.69%)	(1,576,646)

NET ASSETS APPLICABLE TO 14,062,674 SHARES OUTSTANDING–100.00%	$229,641,978

NET ASSET VALUE PER SHARE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND STANDARD CLASS ($200,984,111 / 12,304,781 Shares)	$16.334

NET ASSET VALUE PER SHARE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND SERVICE CLASS ($28,657,867 / 1,757,893 Shares)	$16.302

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$157,949,515
Undistributed net investment income	1,998,334
Accumulated net realized gain on investments	18,264,892
Net unrealized appreciation of investments and derivatives	51,429,237

Total net assets	$229,641,978

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $10,650,345, which represents 4.64% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

«

Includes $4,781 cash pledged as collateral, $1,558 foreign currencies pledged as collateral for futures contracts, $4,753,106 payable for securities purchased and $302,336 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $3,457,911, which represents 1.51% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $184,403, which represents 0.08% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2015.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(105,731)	USD	80,647	7/31/15	$(752)
BAML	CAD	(126,333)	USD	101,649	7/31/15	563
BAML	EUR	1,001	USD	(1,122)	7/31/15	(6)
BAML	NZD	(125,479)	USD	88,584	7/31/15	3,792
BNP	AUD	15,240	USD	(11,630)	7/31/15	102
BNP	NOK	(305,038)	USD	38,635	7/31/15	(235)
BNP	NZD	49,567	USD	(34,995)	7/31/15	(1,500)
DB	MXN	(353,975)	USD	22,510	7/31/15	42
HSBC	GBP	(41,760)	USD	63,772	7/31/15	(1,822)
JPMC	KRW	(73,705,250)	USD	65,592	7/31/15	(192)
JPMC	PLN	(82,145)	USD	22,044	7/31/15	222
JPMC	SEK	(161,965)	USD	19,396	7/31/15	(147)
TD	CAD	91,868	USD	(73,937)	7/31/15	(428)
TD	EUR	(135,649)	USD	152,049	7/31/15	811
TD	JPY	(2,453,198)	USD	19,621	7/31/15	(439)
TD	MXN	801,384	USD	(51,125)	7/2/15	(144)
TD	ZAR	(621,040)	USD	51,125	7/31/15	355

						$222

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7 Euro-Bund	$1,184,862	$1,185,775	9/9/15	$913
22 U.S. Treasury 5 yr Notes	2,626,167	2,623,672	9/30/15	(2,495)
15 U.S. Treasury 10 yr Notes	1,891,850	1,892,578	9/21/15	728

	$5,702,879			$(854)

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ICE-CDX.NA.HY.24		247,500	5.00%	6/20/20	$(484)
JPMC	ICE-iTraxx EUR Crossover Series 23	EUR	220,000	5.00%	6/20/20	4,302

						$3,818

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

AFI–Advantage Futures

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MXN–Mexican Peso

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PIK–Pay-in-kind

LVIP Delaware Foundation® Aggressive Allocation Fund–30

LVIP Delaware Foundation® Aggressive Allocation Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–31

LVIP Delaware Foundation® Aggressive

Allocation Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

LVIP Delaware Foundation® Aggressive

Allocation Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$2,483,010
Interest	859,270
Foreign tax withheld	(121,725)

3,220,555

EXPENSES:
Management fees	886,186
Pricing fees	47,199
Distribution fees-Service Class	36,305
Reports and statements to shareholders	34,590
Professional fees	33,653
Accounting and administration expenses	28,342
Custodian fees	25,131
Trustees’ fees and expenses	2,734
Consulting fees	939
Other	1,358

1,096,437
Less management fees waived	(118,158)
Less expenses reimbursed	(79,420)

Total operating expenses	898,859

NET INVESTMENT INCOME	2,321,696

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	12,960,470
Foreign currencies	(125,802)
Foreign currency exchange contracts	(18,597)
Futures contracts	(136,909)
Swap contracts	(427)

Net realized gain	12,678,735

Net change in unrealized appreciation (depreciation) of:
Investments	(9,001,905)
Foreign currencies	15,330
Foreign currency exchange contracts	(16,839)
Futures contracts	45,374
Swap contracts	3,818

Net change in unrealized appreciation (depreciation)	(8,954,222)

NET REALIZED AND UNREALIZED GAIN	3,724,513

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,046,209

*Includes $386 currency taxes paid.

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,321,696	$4,461,473
Net realized gain	12,678,735	16,193,157
Net change in unrealized appreciation (depreciation)	(8,954,222)	(10,019,182)

Net increase in net assets resulting from operations	6,046,209	10,635,448

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,936,898)
Service Class	—	(603,243)

	—	(5,540,141)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,110,962	9,081,306
Service Class	4,052,899	6,457,449
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,936,898
Service Class	—	603,243

	8,163,861	21,078,896

Cost of shares redeemed:
Standard Class	(18,342,455)	(33,149,248)
Service Class	(4,697,488)	(9,343,810)

	(23,039,943)	(42,493,058)

Decrease in net assets derived from capital share transactions	(14,876,082)	(21,414,162)

NET DECREASE IN NET ASSETS	(8,829,873)	(16,318,855)
NET ASSETS:
Beginning of period	238,471,851	254,790,706

End of period	$229,641,978	$238,471,851

Undistributed (distributions in excess of) net investment income	$1,998,334	$(323,362)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–32

LVIP Delaware Foundation® Aggressive Allocation Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Standard Class

	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$15.931	$15.629	$13.195	$11.855	$12.376	$11.303

Income (loss) from investment operations:
Net investment income[2]	0.162	0.292	0.250	0.254	0.255	0.257
Net realized and unrealized gain (loss)	0.241	0.388	2.418	1.318	(0.508)	1.138

Total from investment operations	0.403	0.680	2.668	1.572	(0.253)	1.395

Less dividends and distributions from:
Net investment income	—	(0.378)	(0.234)	(0.232)	(0.268)	(0.322)

Total dividends and distributions	—	(0.378)	(0.234)	(0.232)	(0.268)	(0.322)

Net asset value, end of period	$16.334	$15.931	$15.629	$13.195	$11.855	$12.376

Total return[3]	2.53%	4.34%	20.24%	13.29%	(2.03% )	12.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,984	$209,869	$224,511	$206,140	$229,418	$257,945
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.87%	0.90%	0.91%	0.89%	0.93%
Ratio of net investment income to average net assets	2.00%	1.82%	1.72%	2.00%	2.04%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.83%	1.68%	1.55%	1.82%	1.88%	2.03%
Portfolio turnover	36%	61%	70%	76%	81%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–33

LVIP Delaware Foundation® Aggressive Allocation Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$15.920	$15.620	$13.190	$11.851	$12.371	$11.300

Income (loss) from investment operations:
Net investment income[2]	0.142	0.252	0.213	0.222	0.223	0.228
Net realized and unrealized gain (loss)	0.240	0.386	2.415	1.317	(0.506)	1.136

Total from investment operations	0.382	0.638	2.628	1.539	(0.283)	1.364

Less dividends and distributions from:
Net investment income	—	(0.338)	(0.198)	(0.200)	(0.237)	(0.293)

Total dividends and distributions	—	(0.338)	(0.198)	(0.200)	(0.237)	(0.293)

Net asset value, end of period	$16.302	$15.920	$15.620	$13.190	$11.851	$12.371

Total return[3]	2.41%	4.08%	19.94%	13.01%	(2.27% )	12.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,658	$28,603	$30,280	$27,915	$29,114	$36,213
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.15%	1.12%	1.15%	1.16%	1.14%	1.18%
Ratio of net investment income to average net assets	1.75%	1.57%	1.47%	1.75%	1.79%	1.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.58%	1.43%	1.30%	1.57%	1.63%	1.78%
Portfolio turnover	36%	61%	70%	76%	81%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–34

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Delaware Foundation® Aggressive Allocation Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement

LVIP Delaware Foundation® Aggressive Allocation Fund–35

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The gains or losses attributable to the change in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $754 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class and 0.98% for the Service Class. The agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Delaware Investments Fund Advisers (DIFA), a series of the Delaware Management Business Trust, and its affiliate, and Jackson Square Partners, LLC (JSP), are responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA and JSP a fee based on the Fund’s average daily net assets.

LVIP Delaware Foundation® Aggressive Allocation Fund–36

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$5,303
Legal	1,457

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $27,735 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$23,019
Management fees payable to LIAC	125,012
Distribution fees payable to LFD	6,002
Printing and mailing fees payable to Lincoln Life	5,461

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$77,202,386
Purchases of U.S. government securities	8,265,680
Sales other than U.S. government securities	91,641,157
Sales of U.S. government securities	8,692,404

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$179,776,819

Aggregate unrealized appreciation	$61,564,490
Aggregate unrealized depreciation	(10,122,685)

Net unrealized appreciation	$51,441,805

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1– inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP Delaware Foundation® Aggressive Allocation Fund–37

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$3,210,545	$—	$—	$3,210,545
Air Freight & Logistics	467,600	—	—	467,600
Auto Components	1,259,158	—	—	1,259,158
Automobiles	256,221	—	—	256,221
Banks	4,743,206	—	—	4,743,206
Beverages	394,828	—	—	394,828
Biotechnology	4,877,575	—	—	4,877,575
Building Products	322,830	—	—	322,830
Capital Markets	2,446,304	—	—	2,446,304
Chemicals	2,070,997	—	—	2,070,997
Commercial Services & Supplies	1,498,482	—	—	1,498,482
Communications Equipment	3,332,718	—	—	3,332,718
Construction & Engineering	278,217	—	—	278,217
Consumer Finance	311,414	—	—	311,414
Containers & Packaging	239,253	—	—	239,253
Diversified Financial Services	1,042,917	—	—	1,042,917
Diversified Telecommunication Services	2,493,238	—	—	2,493,238
Electric Utilities	1,119,850	—	—	1,119,850
Electrical Equipment	185,598	—	—	185,598
Electronic Equipment, Instruments & Components	349,624	—	—	349,624
Energy Equipment & Services	1,398,070	—	—	1,398,070
Food & Staples Retailing	2,961,740	—	—	2,961,740
Food Products	3,012,633	—	—	3,012,633
Gas Utilities	47,482	—	—	47,482
Health Care Equipment & Supplies	1,846,726	—	—	1,846,726
Health Care Providers & Services	3,838,635	—	—	3,838,635
Hotels, Restaurants & Leisure	1,643,346	—	—	1,643,346
Household Products	615,767	—	—	615,767
Industrial Conglomerates	511,074	—	—	511,074
Insurance	3,198,738	—	—	3,198,738
Internet & Catalog Retail	2,323,247	—	—	2,323,247
Internet Software & Services	5,583,809	—	—	5,583,809
IT Services	4,549,974	—	—	4,549,974
Leisure Products	73,128	—	—	73,128
Life Sciences Tools & Services	378,250	—	—	378,250
Machinery	1,225,476	—	—	1,225,476
Media	1,731,852	—	—	1,731,852

LVIP Delaware Foundation® Aggressive Allocation Fund–38

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Metals & Mining	$320,318	$—	$—	$320,318
Multiline Retail	563,296	—	—	563,296
Multi-Utilities	146,250	—	—	146,250
Oil, Gas & Consumable Fuels	7,002,902	—	—	7,002,902
Paper & Forest Products	382,955	—	—	382,955
Pharmaceuticals	5,908,928	—	—	5,908,928
Professional Services	651,125	—	—	651,125
Real Estate Investment Trusts	5,469,948	—	—	5,469,948
Road & Rail	652,406	—	—	652,406
Semiconductors & Semiconductor Equipment	2,322,586	—	—	2,322,586
Software	5,539,525	—	—	5,539,525
Specialty Retail	3,093,014	—	—	3,093,014
Technology Hardware, Storage & Peripherals	1,155,656	—	—	1,155,656
Textiles, Apparel & Luxury Goods	1,134,800	—	—	1,134,800
Trading Companies & Distributors	149,084	—	—	149,084
Developed Markets
Aerospace & Defense	467,553	—	—	467,553
Air Freight & Logistics	842,891	—	—	842,891
Airlines	305,239	—	—	305,239
Auto Components	662,105	—	—	662,105
Automobiles	1,193,505	—	—	1,193,505
Banks	5,106,733	—	—	5,106,733
Beverages	1,228,447	—	—	1,228,447
Construction & Engineering	815,403	—	—	815,403
Containers & Packaging	794,546	—	—	794,546
Diversified Telecommunication Services	1,153,420	—	—	1,153,420
Energy Equipment & Services	393,993	—	—	393,993
Food & Staples Retailing	632,517	—	—	632,517
Food Products	906,763	—	—	906,763
Household Durables	565,253	—	—	565,253
Industrial Conglomerates	703,493	—	—	703,493
Insurance	1,183,499	—	—	1,183,499
IT Services	1,029,714	—	—	1,029,714
Life Sciences Tools & Services	179,691	—	—	179,691
Media	311,015	—	—	311,015
Metals & Mining	900,105	—	—	900,105
Multi-Utilities	356,476	—	—	356,476
Oil, Gas & Consumable Fuels	960,316	—	—	960,316
Pharmaceuticals	7,309,724	—	—	7,309,724
Professional Services	885,114	—	—	885,114
Road & Rail	879,432	—	—	879,432
Software	567,989	—	—	567,989
Specialty Retail	1,061,956	—	—	1,061,956
Textiles, Apparel & Luxury Goods	1,331,132	—	—	1,331,132
Tobacco	858,984	—	—	858,984
Trading Companies & Distributors	1,264,164	—	—	1,264,164
Wireless Telecommunication Services	760,026	—	—	760,026
Emerging Markets
Airlines	64,464	—	—	64,464
Automobiles	337,397	—	—	337,397
Banks	2,615,498	164,978	—	2,780,476
Beverages	1,234,750	—	—	1,234,750
Building Products	417,064	—	—	417,064
Chemicals	209,593	—	—	209,593
Construction & Engineering	54,775	—	—	54,775
Construction Materials	807,136	—	—	807,136

LVIP Delaware Foundation® Aggressive Allocation Fund–39

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Diversified Financial Services	$303,596	$—	$—	$303,596
Diversified Telecommunication Services	438,238	—	—	438,238
Electronic Equipment, Instruments & Components	674,930	—	—	674,930
Food & Staples Retailing	306,130	—	—	306,130
Food Products	1,283,415	—	—	1,283,415
Hotels, Restaurants & Leisure	94,680	—	—	94,680
Insurance	282,771	—	—	282,771
Internet & Catalog Retail	72,845	—	—	72,845
Internet Software & Services	2,379,481	—	—	2,379,481
IT Services	170,933	—	—	170,933
Media	660,483	—	—	660,483
Metals & Mining	291,495	—	—	291,495
Multiline Retail	210,765	—	—	210,765
Oil, Gas & Consumable Fuels	3,157,902	226,000	—	3,383,902
Paper & Forest Products	126,391	—	—	126,391
Personal Products	249,297	—	—	249,297
Real Estate Management & Development	91,952	19,425	—	111,377
Semiconductors & Semiconductor Equipment	1,129,561	—	—	1,129,561
Technology Hardware, Storage & Peripherals	1,218,632	—	—	1,218,632
Transportation Infrastructure	61,418	—	—	61,418
Wireless Telecommunication Services	3,081,082	—	—	3,081,082
Convertible Preferred Stock	118,587	20,318	—	138,905
Exchange-Traded Funds	21,085,342	—	—	21,085,342
Preferred Stock	100,466	84,333	—	184,799
Agency Collateralized Mortgage Obligations	—	415,811	—	415,811
Agency Mortgage-Backed Securities	—	7,616,588	—	7,616,588
Commercial Mortgage-Backed Securities	—	3,188,319	—	3,188,319
Convertible Bonds	—	397,845	—	397,845
Corporate Bonds	—	22,870,982	—	22,870,982
Municipal Bonds	—	466,047	—	466,047
Non-Agency Asset-Backed Securities	—	2,244,856	—	2,244,856
Non-Agency Collateralized Mortgage Obligations	—	377,643	—	377,643
Regional Bonds	—	130,885	—	130,885
Senior Secured Loans	—	4,595,370	90,620	4,685,990
Sovereign Bonds	—	1,507,805	—	1,507,805
Supranational Banks	—	184,861	—	184,861
U.S. Treasury Obligations	—	1,017,530	—	1,017,530
Option Purchased	—	6,469	—	6,469
Money Market Fund	6,316,357	—	—	6,316,357

Total	$185,591,939	$45,536,065	$90,620	$231,218,624

Foreign Currency Exchange Contracts	$—	$222	$—	$222

Futures Contracts	$(854)	$—	$—	$(854)

Swap Contracts	$—	$3,818	$—	$3,818

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Foundation® Aggressive Allocation Fund–40

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	250,114	568,872
Service Class	247,455	405,352
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	308,329
Service Class	—	37,699

	497,569	1,320,252

Shares redeemed:
Standard Class	(1,118,739)	(2,068,439)
Service Class	(286,186)	(584,943)

	(1,404,925)	(2,653,382)

Net decrease	(907,356)	(1,333,130)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2015, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the

LVIP Delaware Foundation® Aggressive Allocation Fund–41

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

There were no transactions in options written during the six months ended June 30, 2015.

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to a central counterparty for CDS basket trades, as determined by an applicable central counterparty. At June 30, 2015, net unrealized appreciation of CDS contracts was $3,818. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2015, the Fund would have received $467,500 less the value of the contracts related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Delaware Foundation® Aggressive Allocation Fund–42

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$ 5,887	Liabilities net of receivables and other assets	$ (5,665)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	1,641	Liabilities net of receivables and other assets	(2,495)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	4,302	Liabilities net of receivables and other assets	(484)

Total		$ 11,830		$ (8,644)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(18,597)	$(16,839)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(104,991)	65,131
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(31,918)	(19,757)
Credit contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(427)	3,818

Total		$(155,933)	$32,353

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	158,698	USD	995,003
Futures contracts (average notional value)		4,774,304		3,114,671
Options contracts (average notional value)		1,247		—
CDS contracts (average notional value)*	EUR	33,710	EUR	—
CDS contracts (average notional value)*	USD	1,996	USD	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP Delaware Foundation® Aggressive Allocation Fund–43

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$4,355	$(758)	$3,597
BNP Paribas	102	(1,735)	(1,633)
Deutsche Bank	42	—	42
Hong Kong Shanghai Bank	—	(1,822)	(1,822)
JPMorgan Chase Bank	6,165	(3,318)	2,847
Toronto Dominion Bank	1,166	(1,011)	155

Total	$11,830	$(8,644)	$3,186

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Bank of America Merrill Lynch	$3,597	$—	$—	$—	$—	$3,597
BNP Paribas	(1,633)	—	—	—	—	(1,633)
Deutsche Bank	42	—	—	—	—	42
Hong Kong Shanghai Bank	(1,822)	—	—	—	—	(1,822)
JPMorgan Chase Bank	2,847	—	—	—	—	2,847
Toronto Dominion Bank	155	—	—	—	—	155

Total	$3,186	$—	$—	$—	$—	$3,186

aNet amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely effected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities

LVIP Delaware Foundation® Aggressive Allocation Fund–44

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–45

LVIP Delaware Foundation® Conservative Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Delaware Foundation®

Conservative Allocation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Conservative Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,015.80	0.73%	$3.65
Service Class Shares	1,000.00	1,014.60	0.98%	4.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited)

As of June 30, 2015

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	33.72%
U.S. Markets	21.63%
Aerospace & Defense	0.69%
Air Freight & Logistics	0.10%
Auto Components	0.28%
Automobiles	0.05%
Banks	1.03%
Beverages	0.08%
Biotechnology	1.05%
Building Products	0.07%
Capital Markets	0.53%
Chemicals	0.46%
Commercial Services & Supplies	0.32%
Communications Equipment	0.72%
Construction & Engineering	0.06%
Consumer Finance	0.07%
Containers & Packaging	0.05%
Diversified Financial Services	0.22%
Diversified Telecommunication Services	0.53%
Electric Utilities	0.24%
Electrical Equipment	0.04%
Electronic Equipment, Instruments & Components	0.07%
Energy Equipment & Services	0.31%
Food & Staples Retailing	0.63%
Food Products	0.65%
Gas Utilities	0.01%
Health Care Equipment & Supplies	0.40%
Health Care Providers & Services	0.84%
Hotels, Restaurants & Leisure	0.35%
Household Products	0.13%
Industrial Conglomerates	0.11%
Insurance	0.69%
Internet & Catalog Retail	0.50%
Internet Software & Services	1.21%
IT Services	0.97%
Leisure Products	0.02%
Life Sciences Tools & Services	0.08%
Machinery	0.27%
Media	0.37%
Metals & Mining	0.07%
Multiline Retail	0.12%
Multi-Utilities	0.03%
Oil, Gas & Consumable Fuels	1.52%
Paper & Forest Products	0.08%
Pharmaceuticals	1.25%
Professional Services	0.14%
Real Estate Investment Trusts	1.21%
Road & Rail	0.14%
Semiconductors & Semiconductor Equipment	0.50%

Security Type/Sector	Percentage of Net Assets
Software	1.19%
Specialty Retail	0.66%
Technology Hardware, Storage & Peripherals	0.25%
Textiles, Apparel & Luxury Goods	0.24%
Trading Companies & Distributors	0.03%
Developed Markets	7.24%
Aerospace & Defense	0.09%
Air Freight & Logistics	0.17%
Airlines	0.06%
Auto Components	0.14%
Automobiles	0.24%
Banks	1.03%
Beverages	0.25%
Construction & Engineering	0.17%
Containers & Packaging	0.16%
Diversified Telecommunication Services	0.24%
Energy Equipment & Services	0.08%
Food & Staples Retailing	0.13%
Food Products	0.18%
Household Durables	0.11%
Industrial Conglomerates	0.14%
Insurance	0.24%
IT Services	0.21%
Life Sciences Tools & Services	0.04%
Media	0.06%
Metals & Mining	0.18%
Multi-Utilities	0.07%
Oil, Gas & Consumable Fuels	0.19%
Pharmaceuticals	1.51%
Professional Services	0.19%
Road & Rail	0.18%
Software	0.12%
Specialty Retail	0.21%
Textiles, Apparel & Luxury Goods	0.27%
Tobacco	0.17%
Trading Companies & Distributors	0.26%
Wireless Telecommunication Services	0.15%
Emerging Markets	4.85%
Airlines	0.02%
Automobiles	0.08%
Banks	0.61%
Beverages	0.27%
Building Products	0.09%
Chemicals	0.04%
Construction & Engineering	0.01%
Construction Materials	0.18%
Diversified Financial Services	0.07%
Diversified Telecommunication Services	0.10%
Electronic Equipment, Instruments & Components	0.14%

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.06%
Food Products	0.24%
Hotels, Restaurants & Leisure	0.02%
Insurance	0.06%
Internet & Catalog Retail	0.02%
Internet Software & Services	0.49%
IT Services	0.04%
Media	0.14%
Metals & Mining	0.07%
Multiline Retail	0.04%
Oil, Gas & Consumable Fuels	0.74%
Paper & Forest Products	0.03%
Personal Products	0.05%
Real Estate Management & Development	0.02%
Semiconductors & Semiconductor Equipment	0.26%
Technology Hardware, Storage & Peripherals	0.29%
Transportation Infrastructure	0.01%
Wireless Telecommunication Services	0.66%
Convertible Preferred Stock	0.26%
Exchange-Traded Funds	4.97%
Preferred Stock	0.24%
Agency Collateralized Mortgage Obligations	1.11%
Agency Mortgage-Backed Securities	9.62%
Commercial Mortgage-Backed Securities	4.29%
Convertible Bonds	0.88%
Corporate Bonds	30.39%
Aerospace & Defense	0.27%
Air Freight & Logistics	0.06%
Airlines	0.19%
Auto Components	0.29%
Automobiles	0.36%
Beverages	0.09%
Biotechnology	0.28%
Building Products	0.06%
Capital Markets	0.33%
Chemicals	1.31%
Commercial Banks	2.66%
Commercial Services & Supplies	0.60%
Communications Equipment	0.23%
Computers & Peripherals	0.15%
Construction & Engineering	0.29%
Construction Materials	0.38%
Consumer Finance	0.45%
Containers & Packaging	0.28%
Diversified Consumer Services	0.15%
Diversified Financial Services	1.98%
Diversified Telecommunication Services	2.10%
Electric Utilities	1.87%
Electronic Equipment, Instruments & Components	0.21%
Energy Equipment & Services	0.29%
Food & Staples Retailing	0.08%

Security Type/Sector	Percentage of Net Assets
Food Products	0.27%
Gas Utilities	0.07%
Health Care Equipment & Supplies	0.59%
Health Care Providers & Services	0.71%
Hotels, Restaurants & Leisure	0.57%
Household Durables	0.07%
Independent Power & Renewable Electricity Producers	0.15%
Independent Power Producers & Energy Traders	0.38%
Industrial Conglomerates	0.05%
Insurance	0.81%
Internet & Catalog Retail	0.18%
Internet Software & Services	0.52%
IT Services	0.09%
Machinery	0.28%
Media	1.91%
Metals & Mining	0.49%
Multi-Utilities	0.92%
Oil, Gas & Consumable Fuels	3.46%
Paper & Forest Products	0.47%
Pharmaceuticals	0.47%
Real Estate Investment Trusts	1.06%
Semiconductors & Semiconductor Equipment	0.27%
Software	0.34%
Specialty Retail	0.36%
Textiles, Apparel & Luxury Goods	0.10%
Tobacco	0.15%
Wireless Telecommunication Services	0.69%
Municipal Bonds	0.80%
Non-Agency Asset-Backed Securities	2.94%
Non-Agency Collateralized Mortgage Obligations	0.38%
Regional Bonds	0.13%
Senior Secured Loans	6.30%
Sovereign Bonds	1.77%
Supranational Banks	0.22%
U.S. Treasury Obligations	0.39%
Option Purchased	0.01%
Money Market Fund	1.60%
Short-Term Investments	1.76%
Total Value of Securities	101.78%
Liabilities Net of Receivables and Other Assets	(1.78%)
Total Net Assets	100.00%

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Teva Pharmaceutical Industries ADR	0.48%
Celgene	0.42%
QUALCOMM	0.40%
Baidu ADR	0.35%
eBay	0.31%
Visa Class A	0.31%
Microsoft	0.31%
Pfizer	0.31%
Allergan	0.29%
AT&T	0.29%
Total	3.47%

Geography	Percentage of Net Assets
Argentina	0.22%
Australia	0.41%
Austria	0.15%
Barbados	0.10%
Bermuda	0.07%
Brazil	0.85%
British Virgin Islands	0.03%
Canada	1.76%
Cayman Islands	1.07%
Chile	0.20%
China	1.60%
Colombia	0.25%
Curacao	0.06%
Denmark	0.35%
Dominican Republic	0.03%
Finland	0.09%
France	1.41%
Germany	0.34%
Hong Kong	0.30%
India	0.62%
Indonesia	0.23%
Ireland	0.43%
Israel	0.48%
Italy	0.57%
Ivory Coast	0.06%
Jamaica	0.13%
Japan	1.67%
Luxembourg	1.29%
Malaysia	0.09%
Mexico	0.95%
Morocco	0.12%
Netherlands	1.33%
Norway	0.13%
Pakistan	0.06%
Panama	0.07%
Peru	0.13%
Poland	0.12%
Republic of Korea	1.30%
Republic of Mauritius	0.06%
Russia	0.22%
Senegal	0.12%
Singapore	0.07%
South Africa	0.45%
Sri Lanka	0.06%
Sweden	0.47%
Switzerland	0.52%
Taiwan	0.34%
Thailand	0.16%
Turkey	0.35%
United Kingdom	1.77%
United States	74.76%
Total	98.42%

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–33.72%
U.S. MARKETS–21.63%
Aerospace & Defense–0.69%
Boeing	1,050	$145,656
†Esterline Technologies	1,710	163,031
Honeywell International	1,700	173,349
†KEYW Holding	942	8,779
†KLX	880	38,834
Lockheed Martin	950	176,605
Northrop Grumman	3,900	618,657
Raytheon	5,900	564,512
Rockwell Collins	1,000	92,350
United Technologies	1,850	205,221

		2,186,994

Air Freight & Logistics–0.10%
FedEx	1,250	213,000
†XPO Logistics	2,320	104,818

		317,818

Auto Components–0.28%
BorgWarner	2,350	133,574
Johnson Controls	12,200	604,266
†Tenneco	2,420	139,005

		876,845

Automobiles–0.05%
Ford Motor	11,200	168,112

		168,112

Banks–1.03%
BB&T	15,900	640,929
BBCN Bancorp	5,640	83,416
Bryn Mawr Bank	1,080	32,573
Cardinal Financial	4,480	97,619
Citigroup	5,050	278,962
City Holding	2,050	100,963
CoBiz Financial	3,230	42,216
†First NBC Bank Holding	2,530	91,080
FirstMerit	5,290	110,191
Flushing Financial	3,630	76,266
Great Western Bancorp	1,650	39,781
@Independent Bank (Massachusetts)	1,860	87,215
JPMorgan Chase	5,300	359,128
KeyCorp	11,950	179,489
Old National Bancorp	7,250	104,835
Prosperity Bancshares	2,310	133,379
Sterling Bancorp	8,490	124,803
†Texas Capital Bancshares	1,400	87,136
Webster Financial	2,680	105,994
Wells Fargo	6,200	348,688
†Western Alliance Bancorp	3,950	133,352

		3,258,015

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Beverages–0.08%
PepsiCo	2,900	$270,686

		270,686

Biotechnology–1.05%
†Acorda Therapeutics	3,420	113,989
†Alkermes	2,300	147,982
†Biogen	1,523	615,201
†Celgene	11,563	1,338,244
†Cepheid	2,760	168,774
Gilead Sciences	2,860	334,849
†Isis Pharmaceuticals	420	24,171
†Ligand Pharmaceuticals Class B	1,480	149,332
†Retrophin	2,040	67,626
†Spectrum Pharmaceuticals	7,850	53,694
†TESARO	1,530	89,949
†Vanda Pharmaceuticals	6,770	85,911
†Vertex Pharmaceuticals	1,050	129,654

		3,319,376

Building Products–0.07%
AAON	4,485	101,002
†Continental Building Products	5,340	113,155

		214,157

Capital Markets–0.53%
Ameriprise Financial	1,100	137,423
Bank of New York Mellon	14,400	604,368
BlackRock	400	138,392
Evercore Partners Class A	3,790	204,508
Greenhill	1,330	54,969
Invesco	2,900	108,721
Raymond James Financial	2,350	140,013
State Street	2,050	157,850
†Stifel Financial	2,200	127,028

		1,673,272

Chemicals–0.46%
Axiall	2,330	83,997
Balchem	890	49,591
†Chemtura	2,020	57,186
duPont (E.I.) deNemours	8,878	567,748
Eastman Chemical	2,450	200,459
Huntsman	5,200	114,764
Innophos Holdings	1,010	53,166
LyondellBasell Industries Class A	950	98,344
Minerals Technologies	1,760	119,909
Quaker Chemical	1,140	101,278

		1,446,442

Commercial Services & Supplies–0.32%
Essendant	3,070	120,497
McGrath RentCorp	3,210	97,680

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
Republic Services	2,600	$101,842
Tetra Tech	3,190	81,792
US Ecology	1,400	68,208
Waste Management	11,800	546,930

		1,016,949

Communications Equipment–0.72%
Cisco Systems	28,350	778,491
†Infinera	2,990	62,730
†NETGEAR	1,940	58,239
Plantronics	1,810	101,921
QUALCOMM	20,253	1,268,445

		2,269,826

Construction & Engineering–0.06%
Granite Construction	2,950	104,755
†MYR Group	2,740	84,830

		189,585

Consumer Finance–0.07%
Capital One Financial	2,400	211,128

		211,128

Containers & Packaging–0.05%
MeadWestvaco	3,500	165,165

		165,165

Diversified Financial Services–0.22%
Intercontinental Exchange	3,104	694,085

		694,085

Diversified Telecommunication Services–0.53%
AT&T	25,657	911,337
Atlantic Tele-Network	1,180	81,514
†inContact	10,510	103,734
Verizon Communications	12,560	585,422

		1,682,007

Electric Utilities–0.24%
Cleco	1,500	80,775
Edison International	10,100	561,358
OGE Energy	3,850	109,995

		752,128

Electrical Equipment–0.04%
Eaton	1,850	124,857

		124,857

Electronic Equipment, Instruments & Components–0.07%
†Anixter International	1,290	84,043
†FARO Technologies	2,390	111,613
†Rofin-Sinar Technologies	1,530	42,228

		237,884

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services–0.31%
Bristow Group	790	$42,107
Core Laboratories	950	108,338
Halliburton	13,000	559,910
†Pioneer Energy Services	5,750	36,455
†RigNet	2,340	71,534
Schlumberger	1,850	159,451

		977,795

Food & Staples Retailing–0.63%
Casey’s General Stores	2,740	262,328
CVS Health	8,240	864,211
Walgreens Boots Alliance	10,207	861,879

		1,988,418

Food Products–0.65%
Archer-Daniels-Midland	11,900	573,818
General Mills	3,100	172,732
J&J Snack Foods	1,040	115,097
Kraft Foods Group	7,033	598,790
Mondelez International	14,800	608,872

		2,069,309

Gas Utilities–0.01%
South Jersey Industries	1,300	32,149

		32,149

Health Care Equipment & Supplies–0.40%
Baxter International	9,200	643,356
CONMED	2,360	137,517
CryoLife	7,400	83,472
†DexCom	870	69,583
†Merit Medical Systems	3,847	82,864
†Quidel	4,120	94,554
West Pharmaceutical Services	2,750	159,720

		1,271,066

Health Care Providers & Services–0.84%
†Air Methods	3,030	125,260
Cardinal Health	7,100	593,915
†Express Scripts Holding	9,300	827,142
Quest Diagnostics	7,800	565,656
†Team Health Holdings	1,330	86,889
UnitedHealth Group	2,800	341,600
†WellCare Health Plans	1,420	120,459

		2,660,921

Hotels, Restaurants & Leisure–0.35%
†Buffalo Wild Wings	670	104,982
Cheesecake Factory	2,550	139,064
†Del Frisco’s Restaurant Group	5,150	95,945
†Fiesta Restaurant Group	1,050	52,500
Jack in the Box	1,540	135,766
†Popeyes Louisiana Kitchen	2,420	145,176

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	5,100	$273,437
Wynn Resorts	1,801	177,705

		1,124,575

Household Products–0.13%
Kimberly-Clark	1,250	132,463
Procter & Gamble	3,770	294,965

		427,428

Industrial Conglomerates–0.11%
General Electric	13,050	346,739

		346,739

Insurance–0.69%
Aflac	2,850	177,270
Allstate	9,100	590,317
American Equity Investment Life Holding	4,110	110,888
Fidelity & Guaranty Life	3,920	92,630
@Infinity Property & Casualty	930	70,531
Marsh & McLennan	10,600	601,020
Primerica	1,890	86,354
Prudential Financial	1,350	118,152
@Selective Insurance Group	3,490	97,895
Travelers	1,880	181,721
United Fire Group	2,000	65,520

		2,192,298

Internet & Catalog Retail–0.50%
†Liberty Interactive Class A	26,087	723,914
†Priceline Group	123	141,618
†Shutterfly	2,030	97,054
†TripAdvisor	7,087	617,561

		1,580,147

Internet Software & Services–1.21%
†eBay	16,472	992,273
Equinix	3,340	848,360
†Facebook Class A	3,150	270,160
†Google Class A	1,315	710,153
†Google Class C	725	377,370
†GrubHub	2,510	85,516
@j2 Global	1,820	123,651
†Q2 Holdings	1,340	37,855
†SciQuest	5,360	79,382
†Yahoo	3,400	133,586
†Yelp	3,675	158,135

		3,816,441

IT Services–0.97%
Accenture Class A	2,550	246,789
Convergys	4,710	120,058
†ExlService Holdings	2,380	82,300

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
International Business Machines	390	$63,437
†InterXion Holding	2,290	63,319
MasterCard Class A	9,478	886,003
TeleTech Holdings	3,460	93,697
Visa Class A	14,569	978,308
Xerox	51,000	542,640

		3,076,551

Leisure Products–0.02%
†Malibu Boats Class A	2,510	50,426

		50,426

Life Sciences Tools & Services–0.08%
Thermo Fisher Scientific	1,950	253,032

		253,032

Machinery–0.27%
Actuant Class A	1,410	32,557
Barnes Group	3,420	133,346
Caterpillar	750	63,615
Columbus McKinnon	3,940	98,500
Cummins	750	98,393
ESCO Technologies	2,970	111,108
Federal Signal	4,570	68,139
Kadant	2,570	121,304
Parker-Hannifin	1,050	122,147

		849,109

Media–0.37%
Cinemark Holdings	1,850	74,315
Comcast Class A Special	2,900	173,826
†Discovery Communications Class A	5,048	167,896
†Discovery Communications Class C	13,651	424,273
Disney (Walt)	2,350	268,229
National CineMedia	4,170	66,553

		1,175,092

Metals & Mining–0.07%
Kaiser Aluminum	1,290	107,173
Worthington Industries	3,740	112,424

		219,597

Multiline Retail–0.12%
Macy’s	3,100	209,157
Nordstrom	2,150	160,175

		369,332

Multi-Utilities–0.03%
NorthWestern	2,080	101,400

		101,400

Oil, Gas & Consumable Fuels–1.52%
†Bonanza Creek Energy	2,610	47,633

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†Carrizo Oil & Gas	2,440	$120,146
Chevron	5,471	527,787
ConocoPhillips	10,850	666,299
†Diamondback Energy	1,130	85,179
EOG Resources	6,739	589,999
Exxon Mobil	4,900	407,680
Kinder Morgan	10,552	405,091
Marathon Oil	19,915	528,544
Occidental Petroleum	9,950	773,811
†Parsley Energy Class A	2,020	35,188
†RSP Permian	1,900	53,409
Williams	9,973	572,350

		4,813,116

Paper & Forest Products–0.08%
†Boise Cascade	2,290	83,997
International Paper	1,850	88,041
Neenah Paper	1,530	90,209

		262,247

Pharmaceuticals–1.25%
AbbVie	3,850	258,681
†Akorn	460	20,084
†Allergan	3,009	913,111
†Catalent	3,380	99,135
Johnson & Johnson	7,089	690,894
†Medicines	2,240	64,086
Merck	15,247	868,012
Pfizer	28,764	964,457
†Prestige Brands Holdings	1,950	90,168

		3,968,628

Professional Services–0.14%
Kforce	6,070	138,821
Nielsen	2,450	109,687
†On Assignment	2,760	108,413
†WageWorks	2,030	82,113

		439,034

Real Estate Investment Trusts–1.21%
American Campus Communities	425	16,018
American Realty Capital Properties	1,475	11,992
American Tower	2,100	195,909
Apartment Investment & Management	725	26,774
AvalonBay Communities	525	83,932
Boston Properties	700	84,728
Brandywine Realty Trust	2,225	29,548
Camden Property Trust	325	24,141
Corporate Office Properties Trust	575	13,535
Cousins Properties	1,425	14,791
Crown Castle International	8,426	676,608
DCT Industrial Trust	3,643	114,536

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
DDR	2,525	$39,037
Douglas Emmett	1,375	37,043
Duke Realty	2,725	50,603
DuPont Fabros Technology	3,090	91,001
EastGroup Properties	1,400	78,722
EPR Properties	2,600	142,428
Equity Lifestyle Properties	375	19,717
Equity One	725	16,921
Equity Residential	1,350	94,729
Essex Property Trust	275	58,437
Extra Space Storage	375	24,457
Federal Realty Investment Trust	125	16,011
First Industrial Realty Trust	1,600	29,968
First Potomac Realty Trust	850	8,755
General Growth Properties	2,925	75,055
Health Care REIT	400	26,252
Healthcare Realty Trust	800	18,608
Healthcare Trust of America Class A	737	17,651
Highwoods Properties	800	31,960
Host Hotels & Resorts	8,155	161,714
Kilroy Realty	475	31,896
Kimco Realty	1,450	32,683
Kite Realty Group Trust	3,912	95,727
LaSalle Hotel Properties	2,990	106,025
Lexington Realty Trust	1,675	14,204
Liberty Property Trust	375	12,083
LTC Properties	125	5,200
Macerich	425	31,705
National Retail Properties	3,700	129,537
Pebblebrook Hotel Trust	575	24,656
Post Properties	475	25,826
Prologis	1,925	71,417
PS Business Parks	225	16,234
Public Storage	375	69,139
Ramco-Gershenson Properties Trust	6,500	106,080
Regency Centers	625	36,863
RLJ Lodging Trust	850	25,313
Sabra Health Care REIT	425	10,939
Simon Property Group	1,150	198,973
SL Green Realty	525	57,692
Sovran Self Storage	1,170	101,685
Spirit Realty Capital	2,100	20,307
†Strategic Hotels & Resorts	2,250	27,270
Tanger Factory Outlet Centers	850	26,945
Taubman Centers	200	13,900
UDR	1,250	40,037
Urban Edge Properties	375	7,796
Ventas	1,175	72,956
Vornado Realty Trust	775	73,571

		3,818,240

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Road & Rail–0.14%
Hunt (J.B.) Transport Services	1,250	$102,613
†Roadrunner Transportation Systems	2,430	62,694
†Swift Transportation	2,510	56,902
Union Pacific	2,350	224,119

		446,328

Semiconductors & Semiconductor Equipment–0.50%
†Applied Micro Circuits	12,750	86,063
Avago Technologies	1,700	225,981
Intel	25,511	775,917
Maxim Integrated Products	5,950	205,721
†MaxLinear Class A	2,260	27,346
†Semtech	4,490	89,127
†Silicon Laboratories	740	39,967
†Synaptics	1,430	124,031

		1,574,153

Software–1.19%
†Adobe Systems	5,044	408,614
CA	19,909	583,135
†Callidus Software	6,040	94,103
†Electronic Arts	9,539	634,343
†Guidewire Software	2,080	110,094
Intuit	3,878	390,786
Microsoft	22,077	974,700
†Proofpoint	1,810	115,243
†Qlik Technologies	1,830	63,977
†Salesforce.com	2,600	181,038
SS&C Technologies Holdings	1,480	92,500
†Tyler Technologies	840	108,679

		3,757,212

Specialty Retail–0.66%
†Boot Barn Holdings	3,460	110,720
DSW Class A	3,150	105,115
†Express	5,450	98,699
L Brands	6,582	564,275
Lowe’s	8,600	575,942
†Sally Beauty Holdings	8,796	277,778
Tractor Supply	2,100	188,874
†Urban Outfitters	4,850	169,750

		2,091,153

Technology Hardware, Storage & Peripherals–0.25%
Apple	4,780	599,531
EMC	7,500	197,925

		797,456

Textiles, Apparel & Luxury Goods–0.24%
†G-III Apparel Group	1,890	132,961
†Madden (Steven)	3,052	130,565

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	4,551	$491,599

		755,125

Trading Companies & Distributors–0.03%
Applied Industrial Technologies	2,590	102,693

		102,693

Total U.S. Markets
(Cost $43,444,676)		68,482,541

§DEVELOPED MARKETS–7.24%
Aerospace & Defense–0.09%
Meggitt.	40,418	296,167

		296,167

Air Freight & Logistics–0.17%
Deutsche Post	18,328	535,254

		535,254

Airlines–0.06%
@WestJet Airlines Class VV	9,316	194,941

		194,941

Auto Components–0.14%
Sumitomo Rubber Industries	27,600	427,965

		427,965

Automobiles–0.24%
Toyota Motor	11,400	764,380

		764,380

Banks–1.03%
ING Groep CVA	32,524	536,809
Mitsubishi UFJ Financial Group	123,400	887,423
Nordea Bank	59,697	744,354
Standard Chartered	40,604	650,050
UniCredit	63,578	426,898

		3,245,534

Beverages–0.25%
Carlsberg Class B	5,283	479,448
Coca-Cola Amatil	42,930	302,974

		782,422

Construction & Engineering–0.17%
Vinci	9,146	528,800

		528,800

Containers & Packaging–0.16%
Rexam	57,782	501,113

		501,113

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services–0.24%
Nippon Telegraph & Telephone	20,682	$749,499

		749,499

Energy Equipment & Services–0.08%
†Saipem	20,175	213,036
†Subsea 7	3,810	37,291

		250,327

Food & Staples Retailing–0.13%
Tesco	121,370	405,300

		405,300

Food Products–0.18%
Aryzta	11,806	582,155

		582,155

Household Durables–0.11%
Techtronic Industries	110,000	360,451

		360,451

Industrial Conglomerates–0.14%
Koninklijke Philips	17,741	451,185

		451,185

Insurance–0.24%
AXA	30,070	758,365

		758,365

IT Services–0.21%
†CGI Group Class A	16,799	656,925

		656,925

Life Sciences Tools & Services–0.04%
†ICON	1,820	122,486

		122,486

Media–0.06%
Publicis Groupe	2,697	199,336

		199,336

Metals & Mining–0.18%
Anglo American ADR	6,900	49,956
AuRico Gold	37,669	107,652
Rio Tinto	8,428	346,126
Yamana Gold	24,937	75,059

		578,793

Multi-Utilities–0.07%
National Grid	17,918	230,050

		230,050

Oil, Gas & Consumable Fuels–0.19%
Suncor Energy	10,900	300,160

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL	6,453	$313,336

		613,496

Pharmaceuticals–1.51%
Novartis	8,060	794,448
Novo Nordisk ADR	11,593	634,833
Sanofi	7,221	710,106
STADA Arzneimittel	11,574	390,248
Teva Pharmaceutical Industries ADR	25,600	1,512,960
†Valeant Pharmaceuticals International	3,308	734,872

		4,777,467

Professional Services–0.19%
Teleperformance	8,403	593,442

		593,442

Road & Rail–0.18%
East Japan Railway	6,167	555,000

		555,000

Software–0.12%
Playtech	28,266	363,485

		363,485

Specialty Retail–0.21%
Nitori Holdings	8,306	677,570

		677,570

Textiles, Apparel & Luxury Goods–0.27%
Kering	1,563	278,963
Yue Yuen Industrial Holdings	171,500	574,145

		853,108

Tobacco–0.17%
Japan Tobacco	15,500	552,458

		552,458

Trading Companies & Distributors–0.26%
ITOCHU	47,342	625,732
Rexel	12,204	196,667

		822,399

Wireless Telecommunication Services–0.15%
Tele2 Class B	41,679	484,508

		484,508

Total Developed Markets
(Cost $17,553,703)		22,914,381

×EMERGING MARKETS–4.85%
Airlines–0.02%
†Gol Linhas Aereas Inteligentes ADR	26,813	63,547

		63,547

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Automobiles–0.08%
Hyundai Motor	644	$78,229
Mahindra & Mahindra	8,279	167,037

		245,266

Banks–0.61%
Akbank	58,536	169,264
Banco Santander Brasil ADR	22,100	120,224
Bangkok Bank	27,505	144,849
China Construction Bank	211,618	193,288
Grupo Financiero Banorte Class O	15,200	83,578
ICICI Bank ADR	22,900	238,618
Industrial & Commercial Bank of China	274,080	217,810
Itau Unibanco Holding ADR	17,365	190,147
KB Financial Group ADR	6,622	217,665
Powszechna Kasa Oszczednosci Bank Polski	6,825	56,472
@=Sberbank of Russia	85,248	111,792
Shinhan Financial Group	4,651	172,607

		1,916,314

Beverages–0.27%
Anadolu Efes Biracilik Ve Malt Sanayii	16,103	145,400
Cia Cervecerias Unidas ADR	4,000	84,720
Fomento Economico Mexicano ADR	2,034	181,209
@Lotte Chilsung Beverage	141	334,746
Tsingtao Brewery	15,542	94,338

		840,413

Building Products–0.09%
@KCC	637	279,358

		279,358

Chemicals–0.04%
Braskem ADR	9,903	85,760
Sociedad Quimica y Minera de Chile ADR	3,300	52,866

		138,626

Construction & Engineering–0.01%
†Empresas ICA ADR	11,900	37,247

		37,247

Construction Materials–0.18%
†Cemex ADR	16,714	153,100
†Cemex Latam Holdings	8,481	41,995
Siam Cement NVDR	5,800	89,231
Siam Cement-Foreign	6,693	102,573
Ultratech Cement	3,882	182,834

		569,733

Diversified Financial Services–0.07%
Reliance Capital	11,119	63,443

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Financial Services (continued)
Remgro	6,811	$143,317

		206,760

Diversified Telecommunication Services–0.10%
†KT ADR	7,400	93,758
Telefonica Brasil ADR	15,095	210,273

		304,031

Electronic Equipment, Instruments & Components–0.14%
Hon Hai Precision Industry	78,165	245,380
LG Display ADR	11,000	127,490
Samsung SDI	788	78,125

		450,995

Food & Staples Retailing–0.06%
Cia Brasileira de Distribuicao ADR	3,100	73,377
Wal-Mart de Mexico Class V	50,957	124,468

		197,845

Food Products–0.24%
BRF ADR	7,801	163,119
China Mengniu Dairy	36,000	179,503
@Lotte Confectionery	95	164,953
Tingyi Cayman Islands Holding	20,606	42,108
@Uni-President China Holdings	244,000	225,069

		774,752

Hotels, Restaurants & Leisure–0.02%
@Arcos Dorados Holdings	11,900	62,594

		62,594

Insurance–0.06%
Samsung Life Insurance	2,036	195,491

		195,491

Internet & Catalog Retail–0.02%
†Qunar Cayman Islands ADR	1,200	51,420

		51,420

Internet Software & Services–0.49%
†Baidu ADR	5,604	1,115,644
†SINA	3,725	199,530
†@Sohu.com	4,100	242,269

		1,557,443

IT Services–0.04%
†WNS Holdings ADR	4,390	117,433

		117,433

Media–0.14%
Grupo Televisa ADR	11,498	446,352

		446,352

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining–0.07%
†Anglo American Platinum	2,296	$51,763
@Gerdau	11,200	21,860
Gerdau ADR	8,400	20,244
†Impala Platinum Holdings	4,974	22,205
Steel Authority of India	24,799	23,976
Vale ADR	14,200	83,638

		223,686

Multiline Retail–0.04%
Woolworths Holdings	17,647	143,053

		143,053

Oil, Gas & Consumable Fuels–0.74%
Cairn India	25,366	72,456
China Petroleum & Chemical	140,050	120,873
CNOOC ADR	790	112,117
@Gazprom ADR	31,797	163,755
Lukoil ADR	3,298	148,113
PetroChina ADR	1,008	111,696
†Petroleo Brasileiro ADR	26,955	243,943
Polski Koncern Naftowy Orlen	6,590	129,363
PTT-Foreign	15,478	164,396
#Reliance Industries GDR 144A	21,884	681,687
Rosneft GDR	21,867	90,092
Sasol ADR	3,124	115,775
Tambang Batubara Bukit Asam Persero	83,500	52,608
YPF ADR	4,400	120,692

		2,327,566

Paper & Forest Products–0.03%
Nine Dragons Paper Holdings	96,000	83,969

		83,969

Personal Products–0.05%
†Hypermarcas	23,400	170,572

		170,572

Real Estate Management & Development–0.02%
#@=Etalon Group GDR 144A	6,900	12,765
@UEM Sunrise	204,502	52,811

		65,576

Semiconductors & Semiconductor Equipment–0.26%
MediaTek	16,000	218,518
Taiwan Semiconductor Manufacturing	68,594	311,902
Taiwan Semiconductor Manufacturing ADR	8,300	188,493
United Microelectronics	270,000	114,033

		832,946

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.29%
Samsung Electronics	804	$910,576

		910,576

Transportation Infrastructure–0.01%
†Rumo Logistica Operadora Multimodal	40,304	16,588
Santos Brasil Participacoes	6,538	27,750

		44,338

Wireless Telecommunication Services–0.66%
America Movil ADR	6,800	144,908
China Mobile	28,120	360,052
China Mobile ADR	3,800	243,542
MegaFon GDR	7,017	97,536
Mobile Telesystems ADR	6,300	61,614
SK Telecom ADR	26,300	651,977
Tim Participacoes ADR	16,900	276,484
Turkcell Iletisim Hizmetleri ADR	8,651	99,400
Vodacom Group	13,399	152,791

		2,088,304

Total Emerging Markets (Cost $14,769,915)		15,346,206

Total Common Stock (Cost $75,768,294)		106,743,128

CONVERTIBLE PREFERRED STOCK–0.26%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	1,250	49,413
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	870	43,857
ArcelorMittal 6.00% exercise price $19.98, expiration date 12/21/15	2,325	36,837
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	42	47,471
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	70	50,400
Dominion Resources 6.125% exercise price $64.99, expiration date 4/1/16	788	42,229
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	520	51,688
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	1,200	54,432

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	55	$11,928
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	62	83,080
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,626	75,314
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	2,150	118,787
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	785	52,987
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	84	98,700

Total Convertible Preferred Stock (Cost $988,384)		817,123

EXCHANGE-TRADED FUNDS–4.97%
iShares MSCI EAFE Growth Index ETF	118,560	8,284,973
iShares MSCI EAFE Index ETF	58,335	3,703,689
Vanguard FTSE Developed Markets ETF	94,345	3,740,779

Total Exchange-Traded Funds (Cost $11,296,602)		15,729,441

PREFERRED STOCK–0.24%
•Bank of America 6.10%	120,000	118,650
•Integrys Energy Group 6.00%	8,750	233,013
•Morgan Stanley 5.55%	170,000	168,980
National Retail Properties 5.70%	5,000	121,100
Public Storage 5.20%	5,000	116,450

Total Preferred Stock (Cost $758,956)		758,193

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.11%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	2,994	3,403
Series 2003-26 AT 5.00% 11/25/32	55,307	56,844
Series 2010-41 PN 4.50% 4/25/40	235,000	253,615

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-43 HJ 5.50% 5/25/40	30,280	$34,183
Series 2010-96 DC 4.00% 9/25/25	404,685	428,901
•*Series 2012-122 SD 5.913% 11/25/42	226,446	54,026
*Series 2013-26 ID 3.00% 4/25/33	302,514	49,613
*Series 2013-38 AI 3.00% 4/25/33	288,051	46,753
*Series 2013-44 DI 3.00% 5/25/33	903,894	131,682
Series 2014-36 ZE 3.00% 6/25/44	151,850	131,486
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	6,028	6,850
Series 2557 WE 5.00% 1/15/18	6,025	6,259
Series 3416 GK 4.00% 7/15/22	4,942	4,965
Series 4065 DE 3.00% 6/15/32	40,000	39,193
*Series 4185 LI 3.00% 3/15/33	221,745	32,090
*Series 4191 CI 3.00% 4/15/33	92,771	13,513
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.587% 10/25/24	500,000	501,795
•Series 2015-DNA1 M2 2.037% 10/25/27	500,000	491,469
•Series 2015-HQ2 M2 2.137% 5/25/25	500,000	491,759
♦Freddie Mac Structured
Pass Through Securities
Series T-58 2A 6.50% 9/25/43	84,794	96,694
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	635,031

Total Agency Collateralized Mortgage Obligations (Cost $3,495,699)		3,510,124

AGENCY MORTGAGE-BACKED SECURITIES–9.62%
Fannie Mae 6.50% 8/1/17	8,662	8,924
Fannie Mae ARM
•2.315% 11/1/35	22,611	24,116
•2.357% 4/1/36	35,150	37,552
•2.416% 5/1/43	118,644	120,371
•2.546% 6/1/43	42,799	43,642
•3.191% 4/1/44	150,688	155,870
•3.265% 3/1/44	159,521	164,902
•3.293% 9/1/43	120,558	125,256
•5.034% 8/1/35	1,602	1,701
Fannie Mae Relocation 15 yr 4.00% 9/1/20	32,974	34,426

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Relocation 30 yr
5.00% 1/1/34	20,783	$22,733
5.00% 10/1/35	8,444	9,238
5.00% 2/1/36	32,092	34,975
Fannie Mae S.F. 15 yr
2.50% 2/1/28	331,015	337,542
3.00% 5/1/28	28,878	29,990
3.50% 7/1/26	93,166	98,533
3.50% 12/1/28	34,406	36,472
4.00% 5/1/25	56,418	60,290
4.00% 11/1/25	369,859	395,416
4.00% 12/1/26	94,690	100,263
4.00% 1/1/27	597,526	638,573
4.00% 5/1/27	207,489	221,725
4.00% 8/1/27	112,798	120,525
4.50% 4/1/18	8,319	8,664
5.50% 6/1/23	63,283	69,802
Fannie Mae S.F. 20 yr
3.00% 2/1/33	13,871	14,151
3.00% 8/1/33	55,760	56,885
3.50% 4/1/33	16,430	17,200
3.50% 9/1/33	78,940	82,787
4.00% 1/1/31	25,216	26,921
4.00% 2/1/31	75,634	80,246
5.00% 11/1/23	6,531	7,204
5.00% 2/1/30	42,950	47,427
6.00% 9/1/29	59,904	67,935
Fannie Mae S.F. 30 yr
3.00% 7/1/42	100,856	101,022
3.00% 10/1/42	1,644,095	1,646,799
3.00% 12/1/42	267,206	267,646
3.00% 1/1/43	631,485	632,332
3.00% 2/1/43	64,930	65,027
3.00% 4/1/43	396,724	397,194
3.00% 5/1/43	342,740	343,070
4.00% 5/1/43	84,934	90,481
4.00% 8/1/43	46,626	49,628
4.00% 7/1/44	181,794	193,734
4.50% 7/1/36	35,989	39,038
4.50% 11/1/40	90,147	97,676
4.50% 3/1/41	177,579	192,273
4.50% 4/1/41	223,084	241,831
4.50% 7/1/41	68,941	74,777
4.50% 10/1/41	110,235	119,656
4.50% 1/1/42	2,136,130	2,313,476
4.50% 9/1/42	1,332,009	1,445,744
4.50% 6/1/44	151,351	163,849
5.00% 2/1/35	113,331	125,606
5.00% 10/1/35	98,131	108,540
5.00% 11/1/35	47,610	52,654
5.00% 4/1/37	26,466	29,289
5.00% 8/1/37	70,442	77,908
5.00% 2/1/38	27,156	30,019

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 12/1/32	5,414	$6,104
5.50% 2/1/33	73,129	82,239
5.50% 4/1/34	27,681	31,175
5.50% 11/1/34	29,355	33,096
5.50% 12/1/34	131,648	148,290
5.50% 1/1/35	12,359	13,929
5.50% 3/1/35	14,758	16,617
5.50% 5/1/35	47,449	53,432
5.50% 6/1/35	22,214	25,031
5.50% 1/1/36	17,779	20,016
5.50% 4/1/36	69,607	78,063
5.50% 7/1/36	8,107	9,133
5.50% 11/1/36	22,425	25,160
5.50% 1/1/37	93,633	105,175
5.50% 4/1/37	366,439	413,967
5.50% 8/1/37	75,945	85,515
5.50% 1/1/38	2,215	2,484
5.50% 2/1/38	50,285	56,609
5.50% 3/1/38	52,141	58,656
5.50% 6/1/38	205,999	231,005
5.50% 9/1/38	206,212	231,870
5.50% 1/1/39	89,195	100,276
5.50% 2/1/39	318,307	358,031
5.50% 10/1/39	252,526	283,119
5.50% 7/1/40	185,249	209,384
5.50% 9/1/41	894,124	1,003,099
6.00% 5/1/36	100,614	114,541
6.00% 6/1/36	9,405	10,707
6.00% 12/1/36	10,116	11,506
6.00% 2/1/37	31,797	36,161
6.00% 5/1/37	83,954	95,329
6.00% 6/1/37	5,675	6,510
6.00% 7/1/37	5,659	6,464
6.00% 8/1/37	71,329	81,038
6.00% 9/1/37	11,368	12,923
6.00% 11/1/37	14,457	16,480
6.00% 5/1/38	137,776	156,573
6.00% 7/1/38	3,795	4,308
6.00% 9/1/38	355,391	405,096
6.00% 10/1/38	121,085	137,669
6.00% 11/1/38	24,152	27,648
6.00% 1/1/39	52,059	59,098
6.00% 2/1/39	64,742	73,808
6.00% 9/1/39	433,684	493,219
6.00% 3/1/40	43,341	49,231
6.00% 7/1/40	171,942	195,387
6.00% 9/1/40	39,572	45,028
6.00% 11/1/40	15,723	18,038
6.00% 5/1/41	409,538	466,057
6.50% 2/1/36	50,474	57,965
6.50% 6/1/36	57,106	66,656
6.50% 10/1/36	49,646	59,489

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 8/1/37	3,063	$3,518
7.00% 12/1/37	7,406	8,044
7.50% 6/1/31	12,083	14,609
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	3,097,000	3,085,447
3.00% 8/1/45	5,483,000	5,448,410
4.50% 7/1/45	230,000	248,652
4.50% 8/1/45	250,000	269,883
Freddie Mac ARM
•2.309% 4/1/34	7,837	8,324
•2.342% 12/1/33	8,962	9,579
•2.382% 7/1/36	34,721	37,006
•2.528% 1/1/44	328,460	336,858
•2.718% 6/1/37	3,708	3,983
Freddie Mac S.F. 15 yr
3.50% 11/1/25	22,402	23,669
3.50% 6/1/26	25,260	26,681
3.50% 1/1/27	22,147	23,387
4.00% 5/1/25	15,695	16,582
4.50% 5/1/20	3,137	3,272
4.50% 8/1/24	94,990	101,796
4.50% 7/1/25	17,986	19,203
4.50% 6/1/26	45,609	48,892
4.50% 9/1/26	59,980	64,088
5.00% 6/1/18	20,987	21,912
Freddie Mac S.F. 20 yr
3.00% 6/1/34	57,571	58,542
3.50% 1/1/34	131,044	136,929
Freddie Mac S.F. 30 yr
3.00% 10/1/42	119,536	119,208
3.00% 11/1/42	110,293	109,990
4.50% 6/1/39	17,470	18,903
4.50% 10/1/39	48,907	52,933
4.50% 4/1/41	305,695	331,108
4.50% 3/1/42	86,809	94,064
5.50% 3/1/34	11,206	12,620
5.50% 12/1/34	11,071	12,484
5.50% 6/1/36	7,434	8,335
5.50% 11/1/36	2,881	3,225
5.50% 12/1/36	3,323	3,719
5.50% 9/1/37	14,026	15,698
5.50% 4/1/38	50,846	56,908
5.50% 6/1/38	1,739	1,946
5.50% 7/1/38	51,654	57,791
5.50% 6/1/39	54,453	60,923
5.50% 3/1/40	40,463	45,281
5.50% 8/1/40	30,027	33,595
5.50% 1/1/41	8,270	9,254
5.50% 6/1/41	282,529	316,096
6.00% 2/1/36	23,850	27,192
6.00% 1/1/38	14,637	16,561
6.00% 6/1/38	42,206	47,775

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 8/1/38	39,004	$44,265
6.00% 5/1/40	18,879	21,372
6.00% 7/1/40	91,816	104,187
6.50% 4/1/39	65,195	74,886
7.00% 11/1/33	1,771	2,141
GNMA IS.F. 30 yr
5.00% 6/15/40	21,468	23,815
7.00% 12/15/34	92,143	110,700
7.50% 1/15/32	6,591	8,194

Total Agency Mortgage-Backed Securities (Cost $30,148,787)		30,454,365

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.29%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	45,000	45,587
•Series 2007-4 AM 6.003% 2/10/51	130,000	139,590
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	100,000	106,951
CD Commercial Mortgage Trust
•Series 2005-CD1 AJ 5.38% 7/15/44	225,000	226,453
•Series 2005-CD1 AM 5.38% 7/15/44	205,000	206,401
•Series 2005-CD1 C 5.38% 7/15/44	55,000	55,311
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	129,436	130,904
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.899% 12/10/49	100,000	105,910
Series 2014-GC25 A4 3.635% 10/10/47	195,000	200,000
Series 2015-GC27 A5 3.137% 2/10/48	70,000	68,749
COMM Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	140,000	145,421
Series 2014-CR20 A4 3.59% 11/10/47	290,000	295,937
Series 2014-CR20 AM 3.938% 11/10/47	340,000	349,990
Series 2014-CR21 A3 3.528% 12/10/47	145,000	147,294
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	392,601

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	85,000	$88,766
•Credit Suisse First Boston
Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38	115,000	115,198
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	705,000	786,755
#•Series 2011-LC1A C 144A 5.735% 11/10/46	200,000	222,214
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.781% 11/25/49	110,000	119,204
#•Series 2011-K15 B 144A 5.098% 8/25/44	15,000	16,407
#•Series 2011-K703 B 144A 5.045% 7/25/44	40,000	42,873
#•Series 2012-K18 B 144A 4.41% 1/25/45	85,000	89,698
#•Series 2012-K19 B 144A 4.176% 5/25/45	40,000	41,930
#•Series 2012-K22 B 144A 3.812% 8/25/45	150,000	152,747
#•Series 2012-K22 C 144A 3.812% 8/25/45	120,000	119,116
#•Series 2012-K707 B 144A 4.019% 1/25/47	60,000	62,515
#•Series 2012-K708 B 144A 3.887% 2/25/45	245,000	254,258
#•Series 2012-K708 C 144A 3.887% 2/25/45	60,000	61,313
#•Series 2012-K711 144A 3.684% 8/25/45	520,000	538,914
#•Series 2013-K25 C 144A 3.743% 11/25/45	180,000	175,687
#•Series 2013-K26 C 144A 3.723% 12/25/45	70,000	68,731
#•Series 2013-K30 C 144A 3.667% 6/25/45	130,000	125,332
#•Series 2013-K31 C 144A 3.74% 7/25/46	250,000	243,743
#•Series 2013-K33 B 144A 3.619% 8/25/46	120,000	118,588
#•Series 2013-K33 C 144A 3.619% 8/25/46	75,000	72,500
#•Series 2013-K712 144A 3.484% 5/25/45	285,000	290,094
#•Series 2013-K713 144A 3.274% 4/25/46	300,000	302,239

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K713 C 144A 3.274% 4/25/46	180,000	$177,078
#•Series 2014-K716 C 144A 4.086% 8/25/47	95,000	95,833
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,440,000	1,481,511
GS Mortgage Securities Trust
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	216,220
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	378,615
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	250,000	248,418
#Series 2013-HLT BFX 144A 3.367% 11/5/30	285,000	285,985
#Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37	280,000	271,779
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	95,308	95,074
•Series 2014-C22 B 4.713% 9/15/47	55,000	57,259
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.672% 8/12/37	60,000	65,482
•Series 2005-LDP4 AJ 5.04% 10/15/42	405,000	405,823
•Series 2005-LDP5 D 5.567% 12/15/44	105,000	106,276
Series 2006-LDP8 AM 5.44% 5/15/45	884,000	918,615
#•Series 2011-C5 C 144A 5.50% 8/15/46	100,000	109,742
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	13,549	13,696
•Series 2006-C6 AJ 5.452% 9/15/39	210,000	218,166
Series 2006-C6 AM 5.413% 9/15/39	185,000	193,275
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	50,000	50,795
Series 2015-C22 A3 3.046% 5/15/46	100,000	97,844
Series 2015-C22 A4 3.306% 5/15/46	135,000	133,967

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C23 A4 3.719% 7/15/50	400,000	$410,190
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.362% 11/14/42	155,000	156,182
•Series 2005-HQ7 C 5.362% 11/14/42	200,000	200,974
•Series 2006-T21 AM 5.204% 10/12/52	140,000	142,397
•Series 2006-T23 A4 6.01% 8/12/41	107,410	110,871
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A3 2.918% 10/15/45	100,000	100,602
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	105,000	110,735

Total Commercial Mortgage-Backed Securities (Cost $13,665,581)		13,579,325

CONVERTIBLE BONDS–0.88%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	131,000	131,246
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	78,000	73,369
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	39,000	39,926
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	66,000	69,341
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	59,000	94,253
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	114,000	119,059
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	64,000	63,680
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	96,000	92,280
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	76,000	74,955

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	71,000	$79,209
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	89,000	86,441
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	49,000	42,753
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	51,000	48,577
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	65,000	88,806
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	53,000	58,101
fGeneral Cable 4.50% exercise price $34.17, expiration date 11/15/29	97,000	80,874
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	25,000	128,953
Healthsouth 2.00% exercise price $38.82, expiration date 11/30/43	53,000	67,674
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	27,000	70,453
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	98,000	114,109
Jefferies Group 3.875% exercise price $44.83, expiration date 10/31/29	65,000	66,584
#Liberty Interactive 144A 1.00% exercise price $64.28, expiration date 9/28/43	77,000	75,219
Meritor 4.00% exercise price $26.73, expiration date 2/12/27	49,000	50,684
#Microchip Technology 144A 1.625% exercise price $67.68, expiration date 2/13/25	39,000	39,536
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	16,000	81,390
Novellus Systems 2.625% exercise price $34.78, expiration date 5/14/41	50,000	119,156
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	109,000	138,975

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

Principal Amount°		Value (U.S. $)
CONVERTIBLE BONDS (continued)
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	51,000	$59,702
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	19,000	25,116
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	62,000	60,373
SanDisk 1.50% exercise price $50.94, expiration date 8/11/17	19,000	24,664
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	63,000	59,456
Spirit Realty Capital 3.75% exercise price $13.08, expiration date 5/13/21	73,000	68,255
#SunEdison 144A 2.625% exercise price $38.65, expiration date 5/30/23	10,000	10,175
#SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25	5,000	5,191
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	17,000	14,036
TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19	84,000	83,633
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	57,000	38,154
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	73,000	80,300
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19	35,000	51,736

Total Convertible Bonds (Cost $2,446,228)		2,776,394

CORPORATE BONDS–30.39% Aerospace & Defense–0.27%
#DigitalGlobe 144A 5.25% 2/1/21	330,000	324,637
Embraer Netherlands Finance 5.05% 6/15/25	150,000	150,000
TransDigm
6.00% 7/15/22	145,000	143,913
6.50% 7/15/24	105,000	104,213

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies 4.15% 5/15/45		145,000	$138,803

			861,566

Air Freight & Logistics–0.06%
#Aviation Capital Group 144A 6.75% 4/6/21		165,000	188,685

			188,685

Airlines–0.19%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27		110,000	108,075
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		97,069	97,069
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27		120,000	118,500
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		80,000	80,800
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26		185,000	183,150

			587,594

Auto Components–0.29%
American Axle & Manufacturing 6.25% 3/15/21		210,000	221,550
Lear 5.25% 1/15/25		415,000	409,813
Magna International 3.625% 6/15/24		300,000	296,013

			927,376

Automobiles–0.36%
Daimler 2.75% 12/10/18	NOK	720,000	95,643
Fiat Chrysler Automobiles
#144A 4.50% 4/15/20		500,000	498,750
#144A 5.25% 4/15/23		200,000	196,540
Ford Motor 7.45% 7/16/31		225,000	288,237
Toyota Finance Australia 3.04% 12/20/16	NZD	80,000	53,505

			1,132,675

Beverages–0.09%
#JB 144A 3.75% 5/13/25		300,000	291,840

			291,840

Biotechnology–0.28%
Amgen 2.70% 5/1/22		130,000	125,873
Celgene
3.95% 10/15/20		390,000	414,871
4.625% 5/15/44		115,000	110,163

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Immucor 11.125% 8/15/19	220,000	$234,300

		885,207

Building Products–0.06%
#Builders FirstSource 144A
7.625% 6/1/21	80,000	83,200
Fortune Brands Home &
Security 3.00% 6/15/20	105,000	105,228

		188,428

Capital Markets–0.33%
Affiliated Managers Group
3.50% 8/1/25	175,000	169,832
Bank of New York Mellon
2.15% 2/24/20	45,000	44,555
E*TRADE Financial
4.625% 9/15/23	120,000	118,200
Goldman Sachs Group
5.15% 5/22/45	175,000	169,458
Jefferies Group
5.125% 1/20/23	135,000	139,587
6.45% 6/8/27	110,000	119,935
6.50% 1/20/43	60,000	58,805
Lazard Group 6.85% 6/15/17	101,000	110,385
State Street 3.10% 5/15/23	110,000	107,876

		1,038,633

Chemicals–1.31%
CF Industries
6.875% 5/1/18	345,000	388,633
7.125% 5/1/20	210,000	249,718
Chemours
#144A 6.625% 5/15/23	20,000	19,425
#144A 7.00% 5/15/25	75,000	72,937
Dow Chemical 8.55% 5/15/19	1,129,000	1,377,678
#Evolution Escrow Issuer 144A
7.50% 3/15/22	165,000	156,750
#Grace (W.R.) 144A
5.125% 10/1/21	80,000	80,800
LyondellBasell Industries
4.625% 2/26/55	240,000	212,245
Methanex 4.25% 12/1/24	245,000	243,370
#NOVA Chemicals 144A
5.00% 5/1/25	392,000	394,450
#OCP 144A 4.50% 10/22/25	400,000	381,500
PolyOne 5.25% 3/15/23	145,000	144,275
PPG Industries 2.30% 11/15/19	155,000	155,406
Rockwood Specialties Group
4.625% 10/15/20	135,000	140,737
Tronox Finance 6.375% 8/15/20	125,000	116,563

		4,134,487

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks–2.66%
#Akbank 144A 4.00% 1/24/20		200,000	$195,308
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	59,000	49,101
#Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25		150,000	147,075
BB&T 5.25% 11/1/19		520,000	573,359
#BBVA Banco Continental 144A
5.00% 8/26/22		70,000	72,849
#BBVA Bancomer 144A
6.50% 3/10/21		300,000	326,250
Branch Banking & Trust
3.80% 10/30/26		260,000	262,928
City National 5.25% 9/15/20		195,000	221,149
Compass Bank 3.875% 4/10/25		250,000	235,833
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	270,000	35,421
4.25% 1/13/22	AUD	36,000	28,164
4.625% 12/1/23		330,000	341,055
#Credit Suisse 144A 6.50% 8/8/23		250,000	274,028
#Export-Import Bank of China
144A 2.50% 7/31/19		200,000	200,301
•ING Groep 6.50% 12/31/45		400,000	387,750
#Itau Unibanco Holding 144A
2.85% 5/26/18		270,000	268,515
KeyBank 6.95% 2/1/28		615,000	786,746
#•Nordea Bank 144A
6.125% 12/29/49		200,000	197,937
Northern Trust 3.95% 10/30/25		135,000	139,667
PNC Bank 6.875% 4/1/18		740,000	836,731
#•PNC Preferred Funding Trust II
144A 1.508% 3/31/49		500,000	451,250
•SunTrust Bank 0.572% 8/24/15		220,000	219,974
SVB Financial Group
3.50% 1/29/25		200,000	193,095
#Turkiye Garanti Bankasi 144A
4.75% 10/17/19		200,000	203,250
US Bank 2.80% 1/27/25		250,000	239,494
•USB Capital IX 3.50% 10/29/49		780,000	644,865
Wells Fargo
4.75% 8/27/24	AUD	30,000	24,074
•5.875% 12/29/49		80,000	82,004
Woori Bank
#144A 2.875% 10/2/18		200,000	205,266
#144A 4.75% 4/30/24		400,000	415,556
Zions Bancorp 4.50% 6/13/23		170,000	173,876

			8,432,871

Commercial Services & Supplies–0.60%
#Algeco Scotsman Global
Finance 144A 8.50% 10/15/18		365,000	354,050

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
CDK Global 4.50% 10/15/24	140,000	$140,450
HD Supply
7.50% 7/15/20	87,000	92,437
11.50% 7/15/20	95,000	110,200
#HPHT Finance 15 144A
2.875% 3/17/20	200,000	199,458
#Prestige Brands 144A
5.375% 12/15/21	275,000	276,375
Spectrum Brands
6.375% 11/15/20	190,000	201,875
United Rentals North America
4.625% 7/15/23	145,000	142,731
5.50% 7/15/25	151,000	146,470
5.75% 11/15/24	235,000	232,650

		1,896,696

Communications Equipment–0.23%
Cisco Systems
1.65% 6/15/18	220,000	220,876
2.45% 6/15/20	100,000	100,782
3.50% 6/15/25	120,000	121,444
QUALCOMM
3.00% 5/20/22	155,000	154,092
3.45% 5/20/25	145,000	141,475

		738,669

Computers & Peripherals–0.15%
Apple 3.45% 2/9/45	60,000	50,984
Seagate HDD Cayman
#144A 4.75% 1/1/25	355,000	353,484
#144A 4.875% 6/1/27	60,000	58,454

		462,922

Construction & Engineering–0.29%
AECOM
#144A 5.75% 10/15/22	620,000	629,300
#144A 5.875% 10/15/24	291,000	295,729

		925,029

Construction Materials–0.38%
#Cemex 144A 7.25% 1/15/21	200,000	211,540
#Cemex Finance 144A
9.375% 10/12/22	200,000	223,750
MUFG Americas Holdings
2.25% 2/10/20	130,000	128,587
3.00% 2/10/25	295,000	277,383
#Tenedora Nemak 144A
5.50% 2/28/23	200,000	206,000
#Union Andina De Cementos
144A 5.875% 10/30/21	150,000	152,063

		1,199,323

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance–0.45%
Ally Financial
4.125% 2/13/22		60,000	$57,750
4.625% 3/30/25		360,000	343,800
Ford Motor Credit
5.875% 8/2/21		200,000	227,986
General Motors Financial
3.45% 4/10/22		250,000	245,329
4.00% 1/15/25		220,000	216,294
4.375% 9/25/21		160,000	166,516
#Hyundai Capital America 144A
2.125% 10/2/17		155,000	156,596

			1,414,271

Containers & Packaging–0.28%
Ball 5.25% 7/1/25		370,000	366,300
#BWAY Holding 144A
9.125% 8/15/21		200,000	207,000
#Plastipak Holdings 144A
6.50% 10/1/21		175,000	178,937
#Sealed Air 144A 5.50% 9/15/25		125,000	126,250

			878,487

Diversified Consumer Services–0.15%
#ENA Norte Trust 144A
4.95% 4/25/23		222,210	231,376
#Red de Carreteras de Occidente
144A 9.00% 6/10/28	MXN	4,000,000	251,344

			482,720

Diversified Financial Services–1.98%
AerCap Ireland Capital
4.625% 7/1/22		250,000	250,937
Bank of America 3.95% 4/21/25		730,000	704,538
#Consolidated Energy Finance
144A 6.75% 10/15/19		276,000	281,520
#•Corp Financiera De Desarrollo
144A 5.25% 7/15/29		200,000	202,000
#Finnvera 144A 2.375% 6/4/25		285,000	276,244
General Electric Capital
2.10% 12/11/19		235,000	236,721
4.25% 1/17/18	NZD	175,000	120,842
5.55% 5/4/20		150,000	171,412
6.00% 8/7/19		234,000	267,630
•7.125% 12/15/49		300,000	346,500
Goldman Sachs Group
•3.43% 8/21/19	AUD	10,000	7,749
5.20% 12/17/19	NZD	141,000	98,790
•5.375% 5/10/20		380,000	375,877
JPMorgan Chase
•0.909% 1/28/19		74,000	73,933
4.125% 12/15/26		675,000	665,209
4.95% 6/1/45		105,000	102,459

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase (continued)
•5.30% 12/29/49		120,000	$119,412
•6.75% 8/29/49		45,000	48,136
Lloyds Banking Group 4.50% 11/4/24		245,000	245,608
Morgan Stanley
•1.128% 1/24/19		77,000	77,038
2.80% 6/16/20		225,000	225,394
4.35% 9/8/26		540,000	530,293
5.00% 9/30/21	AUD	38,000	30,520
•National Rural Utilities
Cooperative Finance
4.75% 4/30/43		275,000	275,000
#Peachtree Corners Funding
Trust 144A 3.976% 2/15/25		240,000	238,471
#SUAM Finance 144A
4.875% 4/17/24		190,000	191,900
#•USB Realty 144A
1.422% 12/22/49		100,000	91,625

			6,255,758

Diversified Telecommunication Services–2.10%
#Altice 144A 7.75% 5/15/22		200,000	194,000
AT&T
3.40% 5/15/25		410,000	391,828
4.35% 6/15/45		300,000	257,111
4.50% 5/15/35		215,000	198,275
Bell Canada 3.35% 3/22/23	CAD	53,000	43,370
#Bharti Airtel 144A
4.375% 6/10/25		220,000	217,179
#Bharti Airtel International
Netherlands 144A
5.35% 5/20/24		200,000	212,527
CenturyLink
5.80% 3/15/22		420,000	402,675
6.75% 12/1/23		195,000	196,341
#Colombia Telecomunicaciones
144A 5.375% 9/27/22		200,000	198,750
#Digicel Group 144A
8.25% 9/30/20		400,000	403,000
#GTP Acquisition Partners I
144A 2.35% 6/15/20		100,000	99,469
Hughes Satellite Systems
7.625% 6/15/21		95,000	104,875
Intelsat Luxembourg
8.125% 6/1/23		475,000	396,625
Level 3 Financing
5.375% 8/15/22		40,000	40,550
Motorola Solutions
4.00% 9/1/24		270,000	262,389
#MTN Mauritius Investments
144A 4.755% 11/11/24		200,000	199,500

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
SBA Tower Trust
#144A 2.24% 4/16/18	180,000	$179,334
#144A 2.898% 10/15/19	90,000	90,451
#SES 144A 3.60% 4/4/23	325,000	330,605
#Telemar Norte Leste 144A
5.50% 10/23/20	265,000	244,131
#UPCB Finance IV 144A
5.375% 1/15/25	600,000	575,700
Verizon Communications
4.40% 11/1/34	150,000	139,303
4.862% 8/21/46	760,000	714,051
#Virgin Media Finance 144A
6.375% 4/15/23	200,000	207,500
#Wind Acquisition Finance 144A
7.375% 4/23/21	220,000	223,025
Windstream
7.50% 4/1/23	60,000	52,650
7.75% 10/1/21	95,000	87,400

		6,662,614

Electric Utilities–1.87%
#AES Gener 144A 5.25% 8/15/21	220,000	233,179
Appalachian Power
3.40% 6/1/25	185,000	182,746
Berkshire Hathaway Energy
3.75% 11/15/23	310,000	317,821
ComEd Financing III
6.35% 3/15/33	220,000	226,102
Electricite de France
#144A 4.60% 1/27/20	95,000	104,574
#•144A 5.25% 12/29/49	270,000	271,350
#•Enel 144A 8.75% 9/24/73	390,000	448,987
Entergy 4.00% 7/15/22	455,000	459,181
Entergy Arkansas 3.70% 6/1/24	85,000	88,824
#Eskom Holdings 144A
7.125% 2/11/25	200,000	202,756
Exelon 3.95% 6/15/25	145,000	146,147
Great Plains Energy
4.85% 6/1/21	125,000	137,238
Indiana Michigan Power
3.20% 3/15/23	125,000	124,099
IPALCO Enterprises
5.00% 5/1/18	175,000	185,500
#Lamar Funding 144A
3.958% 5/7/25	200,000	195,000
LG&E & KU Energy
4.375% 10/1/21	395,000	428,980
#Metropolitan Edison 144A
4.00% 4/15/25	125,000	124,929
NV Energy 6.25% 11/15/20	195,000	226,128
Pennsylvania Electric
5.20% 4/1/20	220,000	241,103

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service of New
Hampshire 3.50% 11/1/23	160,000	$164,463
Public Service of Oklahoma
5.15% 12/1/19	165,000	183,299
Southern 2.75% 6/15/20	760,000	762,696
#Trans-Allegheny Interstate Line
144A 3.85% 6/1/25	75,000	74,653
Xcel Energy 3.30% 6/1/25	385,000	379,023

		5,908,778

Electronic Equipment, Instruments & Components–0.21%
#Flextronics International 144A
4.75% 6/15/25	215,000	213,861
Jabil Circuit 7.75% 7/15/16	85,000	89,250
Molex Electronic Technologies
#144A 2.878% 4/15/20	220,000	216,863
#144A 3.90% 4/15/25	160,000	155,344

		675,318

Energy Equipment & Services–0.29%
Bristow Group 6.25% 10/15/22	165,000	164,175
Ensco 4.70% 3/15/21	570,000	581,322
Exterran Partners 6.00% 4/1/21	75,000	72,750
Weatherford International
Bermuda 4.50% 4/15/22	100,000	94,041

		912,288

Food & Staples Retailing–0.08%
#Cencosud 144A 5.15% 2/12/25	260,000	262,469

		262,469

Food Products–0.27%
Campbell Soup 3.30% 3/19/25	240,000	235,558
Darling Ingredients
5.375% 1/15/22	45,000	45,169
#JBS Investments 144A
7.75% 10/28/20	430,000	469,775
#JBS USA Finance 144A
5.75% 6/15/25	35,000	34,683
#Smucker (J.M.) 144A
3.00% 3/15/22	60,000	58,955

		844,140

Gas Utilities–0.07%
AmeriGas Finance
7.00% 5/20/22	205,000	218,325

		218,325

Health Care Equipment & Supplies–0.59%
Becton Dickinson
6.375% 8/1/19	330,000	380,570
Boston Scientific
2.65% 10/1/18	75,000	76,139
6.00% 1/15/20	285,000	323,051

Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Kinetic Concepts
10.50% 11/1/18	165,000	$176,553
Mallinckrodt International Finance
#144A 4.875% 4/15/20	90,000	91,917
#144A 5.50% 4/15/25	295,000	287,256
#Medtronic 144A 3.15% 3/15/22	140,000	140,754
Zimmer Biomet Holdings
3.15% 4/1/22	75,000	73,885
3.375% 11/30/21	330,000	329,491

		1,879,616

Health Care Providers & Services–0.71%
Community Health Systems
6.875% 2/1/22	120,000	126,900
DaVita HealthCare Partners
5.00% 5/1/25	570,000	550,050
5.125% 7/15/24	205,000	201,925
#Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22	175,000	186,375
HCA 5.375% 2/1/25	510,000	519,588
HealthSouth 5.125% 3/15/23	50,000	49,875
Highmark
#144A 4.75% 5/15/21	150,000	154,081
#144A 6.125% 5/15/41	65,000	64,114
#Milacron 144A 7.75% 2/15/21	125,000	129,375
Tenet Healthcare 6.00% 10/1/20	238,000	254,363

		2,236,646

Hotels, Restaurants & Leisure–0.57%
#Caesars Growth Properties
Holdings 144A 9.375% 5/1/22	155,000	117,025
#Landry’s 144A 9.375% 5/1/20	90,000	96,975
MGM Resorts International
6.00% 3/15/23	360,000	366,300
Pinnacle Entertainment
7.50% 4/15/21	155,000	164,881
Starbucks 2.70% 6/15/22	195,000	194,630
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	150,000	144,879
4.50% 10/1/34	35,000	32,734
Wynn Las Vegas
5.375% 3/15/22	65,000	66,300
#144A 5.50% 3/1/25	635,000	608,013

		1,791,737

Household Durables–0.07%
Harman International
Industries 4.15% 5/15/25	225,000	222,185

		222,185

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers–0.15%
Dynegy
#144A 6.75% 11/1/19	55,000	$57,503
#144A 7.375% 11/1/22	85,000	89,463
#144A 7.625% 11/1/24	305,000	324,063

		471,029

Independent Power Producers & Energy Traders–0.38%
AES 5.50% 4/15/25	895,000	854,725
Calpine 5.375% 1/15/23	125,000	123,437
#Perusahaan Listrik Negara
144A 5.50% 11/22/21	210,000	223,125

		1,201,287

Industrial Conglomerates–0.05%
#Gates Global 144A
6.00% 7/15/22	190,000	172,900

		172,900

Insurance–0.81%
#HUB International 144A
7.875% 10/1/21	220,000	224,950
•MetLife 5.25% 12/29/49	385,000	382,594
#MetLife Capital Trust X 144A
9.25% 4/8/38	400,000	563,000
Prudential Financial
•5.375% 5/15/45	140,000	138,250
•5.625% 6/15/43	165,000	171,435
TIAA Asset Management Finance
#144A 2.95% 11/1/19	160,000	161,281
#144A 4.125% 11/1/24	335,000	338,047
#USI 144A 7.75% 1/15/21	40,000	40,750
•Voya Financial 5.65% 5/15/53	165,000	169,331
XLIT
4.45% 3/31/25	285,000	283,061
•6.50% 12/29/49	120,000	102,976

		2,575,675

Internet & Catalog Retail–0.18%
#Netflix 144A 5.875% 2/15/25	535,000	556,459

		556,459

Internet Software & Services–0.52%
#Alibaba Group Holding 144A
3.125% 11/28/21	515,000	509,671
Baidu 2.75% 6/9/19	550,000	551,293
Equinix 5.375% 4/1/23	382,000	383,910
#Tencent Holdings 144A
3.375% 5/2/19	200,000	205,528

		1,650,402

IT Services–0.09%
First Data 11.75% 8/15/21	98,000	110,495

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Fiserv 3.85% 6/1/25	160,000	$160,556

		271,051

Machinery–0.28%
Crane
2.75% 12/15/18	35,000	35,721
4.45% 12/15/23	245,000	255,660
LSB Industries 7.75% 8/1/19	50,000	53,250
Meritor 6.75% 6/15/21	95,000	97,613
Parker Hannifin 3.30% 11/21/24	15,000	15,069
#Siemens Financierings- maatschappij 144A
3.25% 5/27/25	250,000	245,804
Trinity Industries 4.55% 10/1/24	205,000	198,133

		901,250

Media–1.91%
CC Holdings GS V
3.849% 4/15/23	175,000	172,133
CCO Holdings
#144A 5.125% 5/1/23	205,000	199,875
5.25% 9/30/22	110,000	108,625
#Columbus International 144A
7.375% 3/30/21	290,000	312,837
Comcast 3.375% 8/15/25	590,000	582,958
#Cox Communications 144A
3.85% 2/1/25	70,000	67,406
CSC Holdings 5.25% 6/1/24	450,000	434,250
DISH DBS 5.00% 3/15/23	155,000	143,763
Gray Television 7.50% 10/1/20	145,000	154,244
Interpublic Group
2.25% 11/15/17	130,000	131,164
Lamar Media 5.00% 5/1/23	210,000	208,425
#MDC Partners 144A
6.75% 4/1/20	95,000	95,000
#Nielsen Finance 144A
5.00% 4/15/22	135,000	132,806
#Numericable-SFR 144A
6.00% 5/15/22	200,000	197,625
Scripps Networks Interactive
2.80% 6/15/20	95,000	93,694
3.95% 6/15/25	120,000	118,090
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	495,000	500,936
Sinclair Television Group
5.375% 4/1/21	125,000	126,406
#144A 5.625% 8/1/24	65,000	63,781
Sirius XM Radio
#144A 5.375% 4/15/25	635,000	614,363
#144A 6.00% 7/15/24	240,000	243,000
Time Warner 3.60% 7/15/25	575,000	560,456

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#Tribune Media 144A
5.875% 7/15/22	320,000	$323,200
#Univision Communications
144A 5.125% 5/15/23	100,000	97,500
#VTR Finance 144A
6.875% 1/15/24	200,000	204,870
WPP Finance 2010
5.625% 11/15/43	150,000	162,478

		6,049,885

Metals & Mining–0.49%
AK Steel 7.625% 5/15/20	105,000	87,937
ArcelorMittal 10.60% 6/1/19	410,000	492,513
#Gerdau Holdings 144A
7.00% 1/20/20	145,000	158,050
#Gerdau Trade 144A
5.75% 1/30/21	100,000	103,000
#Lundin Mining 144A
7.50% 11/1/20	105,000	113,400
Novelis 8.75% 12/15/20	200,000	212,500
Ryerson
9.00% 10/15/17	120,000	121,200
11.25% 10/15/18	32,000	32,480
#Tupy Overseas 144A
6.625% 7/17/24	230,000	226,263

		1,547,343

Multi-Utilities–0.92%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,362,341
CenterPoint Energy
5.95% 2/1/17	10,000	10,741
CMS Energy 6.25% 2/1/20	215,000	249,256
Dominion Resources
1.90% 6/15/18	310,000	310,609
#DTE Energy 144A 3.30% 6/15/22	180,000	181,739
•Integrys Energy Group
6.11% 12/1/66	325,000	308,850
Puget Energy 6.00% 9/1/21	130,000	149,142
WEC Energy Group
2.45% 6/15/20	65,000	64,949
3.55% 6/15/25	90,000	89,950
•6.25% 5/15/67	205,000	191,675

		2,919,252

Oil, Gas & Consumable Fuels–3.46%
California Resources
5.50% 9/15/21	110,000	96,272
6.00% 11/15/24	145,000	125,425
Chaparral Energy
7.625% 11/15/22	45,000	32,625
Chesapeake Energy
4.875% 4/15/22	245,000	213,763
5.75% 3/15/23	190,000	172,900

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron 1.961% 3/3/20	190,000	$188,567
CNOOC Finance 2015 Australia
2.625% 5/5/20	205,000	202,548
Columbia Pipeline Group
#144A 2.45% 6/1/18	65,000	65,546
#144A 3.30% 6/1/20	85,000	85,426
#144A 4.50% 6/1/25	90,000	88,712
Continental Resources
4.50% 4/15/23	375,000	362,163
Ecopetrol 5.375% 6/26/26	190,000	188,337
•Enbridge Energy Partners
8.05% 10/1/37	470,000	484,100
Energy Transfer Partners
4.75% 1/15/26	115,000	114,040
6.125% 12/15/45	35,000	35,175
9.70% 3/15/19	253,000	312,173
EnLink Midstream Partners
4.15% 6/1/25	155,000	151,218
•Enterprise Products Operating
7.034% 1/15/68	505,000	544,137
Exxon Mobil 2.397% 3/6/22	115,000	112,920
Freeport-McMoran Oil & Gas
6.50% 11/15/20	113,000	119,780
#Kinder Morgan 144A
5.00% 2/15/21	110,000	116,512
Kinder Morgan Energy Partners
9.00% 2/1/19	440,000	529,001
Laredo Petroleum
7.375% 5/1/22	235,000	248,513
#Lukoil International Finance
144A 3.416% 4/24/18	200,000	192,300
Marathon Oil 3.85% 6/1/25	310,000	304,446
MarkWest Energy Partners
4.875% 12/1/24	285,000	280,013
Murphy Oil USA 6.00% 8/15/23	285,000	297,113
Newfield Exploration
5.375% 1/1/26	140,000	139,300
5.625% 7/1/24	195,000	197,925
Noble Energy 5.05% 11/15/44	150,000	144,257
Noble Holding International
4.00% 3/16/18	30,000	30,734
Oasis Petroleum 6.875% 3/15/22	200,000	204,000
Occidental Petroleum
3.50% 6/15/25	140,000	139,691
ONGC Videsh 3.25% 7/15/19	200,000	200,996
PDC Energy 7.75% 10/15/22	75,000	78,750
Petrobras Global Finance
3.00% 1/15/19	140,000	129,732
4.875% 3/17/20	230,000	219,268
5.375% 1/27/21	115,000	110,895
Petroleos Mexicanos
#144A 4.25% 1/15/25	30,000	29,292

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
6.50% 6/2/41	170,000	$177,650
#Petronas Global Sukuk 144A
2.707% 3/18/20	220,000	220,432
Plains All American Pipeline
8.75% 5/1/19	435,000	531,593
Pride International
6.875% 8/15/20	305,000	349,200
Regency Energy Partners
5.875% 3/1/22	195,000	207,858
#Sabine Pass Liquefaction 144A
5.625% 3/1/25	270,000	268,313
Talisman Energy 5.50% 5/15/42	280,000	252,864
Valero Energy
3.65% 3/15/25	165,000	160,760
4.90% 3/15/45	135,000	126,987
Western Gas Partners
3.95% 6/1/25	115,000	110,821
Williams Partners
4.00% 9/15/25	110,000	103,249
7.25% 2/1/17	340,000	368,543
#Woodside Finance 144A
8.75% 3/1/19	380,000	459,542
YPF
#144A 8.75% 4/4/24	205,000	208,587
#144A 8.875% 12/19/18	110,000	117,150

		10,952,114

Paper & Forest Products–0.47%
Georgia-Pacific 8.00% 1/15/24	520,000	670,018
International Paper
3.80% 1/15/26	580,000	569,498
5.00% 9/15/35	125,000	122,844
Masco 4.45% 4/1/25	115,000	115,575

		1,477,935

Pharmaceuticals–0.47%
AbbVie 3.20% 11/6/22	245,000	242,993
Actavis Funding
3.45% 3/15/22	170,000	168,639
3.80% 3/15/25	270,000	265,759
Baxalta
#144A 3.60% 6/23/22	75,000	75,068
#144A 4.00% 6/23/25	165,000	164,107
EMD Finance
#144A 2.95% 3/19/22	120,000	117,631
#144A 3.25% 3/19/25	145,000	140,911
Omnicare 5.00% 12/1/24	120,000	129,600
#Valeant Pharmaceuticals
International 144A
5.875% 5/15/23	185,000	190,087

		1,494,795

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts–1.06%
American Tower
2.80% 6/1/20	35,000	$34,553
4.00% 6/1/25	45,000	44,072
#American Tower Trust I 144A
3.07% 3/15/23	245,000	240,714
AvalonBay Communities
3.45% 6/1/25	160,000	157,661
3.50% 11/15/24	140,000	139,869
Carey (W.P.) 4.60% 4/1/24	160,000	160,930
CBL & Associates
4.60% 10/15/24	205,000	202,226
5.25% 12/1/23	35,000	36,049
Corporate Office Properties
3.60% 5/15/23	175,000	160,232
5.25% 2/15/24	180,000	184,446
DDR
7.50% 4/1/17	110,000	120,626
7.875% 9/1/20	365,000	447,300
Education Realty Operating
Partnership 4.60% 12/1/24	185,000	186,632
Excel Trust 4.625% 5/15/24	115,000	109,316
GEO Group
5.125% 4/1/23	120,000	120,300
5.875% 10/15/24	150,000	155,250
Hospitality Properties Trust
4.50% 3/15/25	180,000	177,398
Host Hotels & Resorts
3.75% 10/15/23	45,000	44,223
4.75% 3/1/23	235,000	248,410
Regency Centers
5.875% 6/15/17	171,000	184,905
#Trust F/1401 144A
5.25% 12/15/24	200,000	209,000

		3,364,112

Semiconductors & Semiconductor Equipment–0.27%
Micron Technology
#144A 5.25% 8/1/23	460,000	442,175
#144A 5.50% 2/1/25	10,000	9,395
#Samsung Electronics America
144A 1.75% 4/10/17	415,000	417,846

		869,416

Software–0.34%
#MTS International Funding
144A 8.625% 6/22/20	150,000	162,443
Oracle
2.50% 5/15/22	110,000	106,911
2.95% 5/15/25	355,000	342,093
3.25% 5/15/30	185,000	170,414

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
4.125% 5/15/45	230,000	$213,810
4.30% 7/8/34	95,000	93,864

		1,089,535

Specialty Retail–0.36%
#Family Tree Escrow 144A
5.75% 3/1/23	60,000	63,000
QVC
4.375% 3/15/23	360,000	354,404
5.45% 8/15/34	230,000	209,306
Sally Holdings 5.75% 6/1/22	65,000	68,087
Signet UK Finance
4.70% 6/15/24	430,000	435,012

		1,129,809

Textiles, Apparel & Luxury Goods–0.10%
#INVISTA Finance 144A
4.25% 10/15/19	215,000	212,850
#Levi Strauss 144A 5.00% 5/1/25	95,000	92,387

		305,237

Tobacco–0.15%
Reynolds American
2.30% 6/12/18	355,000	357,907
4.45% 6/12/25	105,000	107,186

		465,093

Wireless Telecommunication Services–0.69%
#Crown Castle Towers 144A
4.883% 8/15/20	900,000	979,367
Millicom International Cellular
#144A 6.00% 3/15/25	200,000	194,000
#144A 6.625% 10/15/21	200,000	206,500
Sprint 7.125% 6/15/24	340,000	316,234
T-Mobile USA 6.125% 1/15/22	270,000	279,450
#VimpelCom Communications
144A 7.748% 2/2/21	200,000	202,750

		2,178,301

Total Corporate Bonds
(Cost $95,309,751)		96,180,233

MUNICIPAL BONDS–0.80%
City of Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40	105,000	117,156
Golden State, California Tobacco Securitization
Asset-Back Senior Notes Series A-1
5.125% 6/1/47	95,000	72,187
5.75% 6/1/47	105,000	86,957
Golden State, California Tobacco Securitization
Asset-Back Series A
5.00% 6/1/40	325,000	355,800
5.00% 6/1/45	100,000	108,875

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey State Transportation Trust Fund
Series AA 5.00% 6/15/44	110,000	$111,799
New York City, New York
Series I 5.00% 8/1/22	75,000	88,302
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	160,000	176,606
New York State Thruway Authority
Series A 5.00% 5/1/19	105,000	118,674
Oregon State Taxable Pension
5.892% 6/1/27	485,000	578,620
State of California
5.00% 3/1/45	185,000	205,953
State of Maryland Local Facilities
Series A 5.00% 8/1/21	105,000	124,967
State of Texas Transportation Commission
Series A 5.00% 10/1/44	270,000	304,212
Texas Private Activity Bond Surface Transportation
Senior Lien Revenue Bond (NTE Mobility)
6.75% 6/30/43 (AMT)	80,000	95,973

Total Municipal Bonds (Cost $2,462,854)		2,546,081

NON-AGENCY ASSET-BACKED SECURITIES–2.94%
AEP Texas Central Transition
Funding II Series 2006-A A4
5.17% 1/1/18	125,000	131,645
Ally Master Owner Trust Series
2012-5 A 1.54% 9/15/19	255,000	255,689
American Express Credit Account Master Trust
•Series 2012-3 B 0.686% 3/15/18	170,000	169,996
•Series 2013-2 A 0.604% 5/17/21	125,000	125,248
•American Express Credit
Account Secured Note Trust
Series 2012-4 A 0.426% 5/15/20	550,000	549,119
#American Homes 4 Rent Trust
Series 2014-SFR2 A 144A
3.786% 10/17/36	98,910	101,790
#•Avery Point III CLO Series
2013-3A A 144A
1.675% 1/18/25	250,000	249,500
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	140,000	143,797
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	189,388
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	241,576
BA Credit Card Trust
•Series 2014-A2 A 0.456% 9/16/19	120,000	119,868

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust (continued)
•Series 2014-A3 A
0.474% 1/15/20	155,000	$154,902
•Series 2015-A1 A
0.516% 6/15/20	550,000	550,439
#•Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
1.765% 7/20/26	500,000	499,700
#Cabela’s Credit Card Master
Note Trust Series 2012-2A A1
144A 1.45% 6/15/20	195,000	195,830
•Capital One Multi-Asset
Execution Trust Series
2007-A5 A5 0.226% 7/15/20	235,000	233,459
#•Cent CLO 21 Series 2014-21A
A1B 144A 1.667% 7/27/26	250,000	249,125
Chase Issuance Trust
•Series 2014-A5 A5
0.556% 4/15/21	200,000	199,700
Series 2015-A4 A
1.84% 4/15/22	210,000	207,749
•Citibank Credit Card Issuance
Trust Series 2014-A9 A9
0.437% 11/23/18	425,000	424,790
fCiticorp Residential Mortgage
Securities Series 2006-3 A5
5.948% 11/25/36	400,000	398,327
Discover Card Execution Note Trust
•Series 2013-A1 A1
0.486% 8/17/20	200,000	199,968
•Series 2014-A1 A1
0.616% 7/15/21	200,000	200,499
#FirstKey Lending Trust Series
2015-SFR1 A 144A
2.553% 3/9/47	99,613	99,708
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	135,000	134,596
•GE Dealer Floorplan Master
Note Trust Series 2014-2 A
0.637% 10/20/19	200,000	199,639
Golden Credit Card Trust
#•Series 2014-2A A 144A
0.636% 3/15/21	100,000	99,712
#Series 2015-2A A 144A
2.02% 4/15/22	175,000	173,532
#Great America Leasing
Receivables Series 2013-1 B
144A 1.44% 5/15/18	100,000	99,742
#HOA Funding Series 2014-1A A2
144A 4.846% 8/20/44	251,175	248,211
#•Magnetite IX Series 2014-9A A1
144A 1.697% 7/25/26	485,000	483,933

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35	910	$919
Mid-State Trust Series 11 A1
4.864% 7/15/38	86,379	91,526
#MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22	195,000	194,172
#•Neuberger Berman CLO XIX
Series 2015-19A A1 144A
1.718% 7/15/27	250,000	249,875
#•Neuberger Berman CLO XVII
Series 2014-17A A 144A
1.749% 8/4/25	250,000	249,875
#•Penarth Master Issuer Series
2015-1A A1 144A
0.585% 3/18/19	150,000	150,097
#•PFS Financing Series 2015-AA
A 144A 0.806% 4/15/20	100,000	99,981
#Porsche Innovative Lease
Owner Trust Series 2015-1 A3
144A 1.19% 7/23/18	140,000	139,835
#Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32	100,000	99,234
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	155,000	154,895
Series 2015-2 A 1.60% 4/15/21	235,000	234,857
#Wendys Funding Series 2015-1A
A2I 144A 3.371% 6/15/45	295,000	294,557

Total Non-Agency Asset-Backed Securities
(Cost $9,261,868)		9,291,000

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.38%
Bank of America Alternative Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	11,427	11,760
Series 2005-6 7A1
5.50% 7/25/20	10,084	10,057
•ChaseFlex Trust Series 2006-1
A4 4.869% 6/25/36	255,000	219,738
Credit Suisse First Boston
Mortgage Securities Series
2005-5 6A3 5.00% 7/25/35	113,323	113,545
#•GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27	25,481	26,458
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	124,795	128,774
#•Series 2014-2 B1 144A
3.428% 6/25/29	92,789	92,911

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
#•Series 2014-2 B2 144A
3.428% 6/25/29		92,789	$91,447
•MASTR ARM Trust Series
2003-6 1A2 2.45% 12/25/33		24,620	24,507
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A
3.698% 9/25/43		96,125	93,599
#•Series 2014-2 A4 144A
3.50% 7/25/44		134,606	135,080
#•Series 2015-1 B2 144A
3.899% 1/25/45		69,364	68,214
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		67,653	69,061
¿WaMu Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		34,743	35,206
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		84,642	86,359

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,116,666)			1,206,716

ΔREGIONAL BONDS–0.13%
Argentina–0.05%
Provincia de Buenos Aires
#144A 9.95% 6/9/21		175,000	171,752

			171,752

Australia–0.03%
New South Wales Treasury
4.00% 5/20/26	AUD	49,900	40,590
Queensland Treasury
#144A 4.75% 7/21/25	AUD	63,000	53,243

			93,833

Canada–0.05%
Province of Ontario Canada
3.45% 6/2/45	CAD	37,000	31,106
Province of Quebec Canada
6.00% 10/1/29	CAD	118,000	129,113

			160,219

Total Regional Bonds (Cost $446,316)			425,804

«SENIOR SECURED LOANS–6.30%
Activision Blizzard Tranche B 1st Lien
3.25% 10/11/20		444,763	446,744
Aramark Tranche E
3.25% 9/7/19		281,300	281,451

Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
BJ’s Wholesale Club Tranche B 1st Lien
4.50% 9/26/19	1,522,269	$1,523,121
Caesars Growth Partners Tranche B 1st Lien
6.25% 5/8/21	202,950	174,030
Calpine Construction Finance Tranche B
3.00% 5/3/20	449,018	441,068
Communications Sales & Leasing Tranche B 1st Lien
5.00% 10/24/22	200,000	196,500
Community Health Systems Tranche F 1st Lien
3.25% 12/31/18	103,728	103,852
Community Health Systems Tranche G 1st Lien
3.75% 12/31/19	140,811	141,008
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	259,089	259,854
Emdeon 1st Lien
3.75% 11/2/18	303,288	303,326
Energy Transfer Equity 1st Lien
3.25% 12/2/19	995,000	988,537
FCA US Tranche B 1st Lien
3.50% 5/24/17	39,084	39,082
First Data Tranche B 1st Lien
4.00% 3/24/21	953,637	957,113
Gardner Denver 1st Lien
4.25% 7/30/20	795,949	777,766
HCA Tranche B4
2.75% 5/1/18	786,000	786,806
HCA Tranche B5 1st Lien
2.75% 3/31/17	521,708	522,263
Hilton Worldwide Finance Tranche B2
3.50% 10/25/20	632,683	633,673
Huntsman International Tranche B 1st Lien
3.75% 10/1/21	805,950	808,094
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	116,114	116,452
iHeartCommunications Tranche D
6.75% 1/30/19	510,000	472,505
Immucor Tranche B2
5.00% 8/19/18	494,332	496,804
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19	604,575	600,860
JLL/Delta Dutch Newco 1st Lien
4.25% 3/11/21	356,400	354,479
KIK Custom Products 1st Lien
5.50% 4/29/19	984,951	988,645
Landry’s Tranche B
4.00% 4/24/18	179,713	180,482
Level 3 Financing Tranche B
4.00% 1/15/20	300,000	300,469
MPH Acquisition Tranche B
3.75% 3/31/21	925,000	920,870
Neiman Marcus Tranche 1st Lien
4.25% 10/25/20	294,255	292,934

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20		197,505	$194,954
Novelis Tranche B 1st Lien 4.00% 6/2/22		728,829	726,664
Numericable 4.50% 5/21/20		362,762	364,122
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		313,838	315,015
Panda Liberty Tranche B 7.50% 8/21/20		20,000	20,050
Republic of Angola (Unsecured) 6.25% 12/16/23		400,000	394,000
Scientific Games International 6.00% 10/18/20		310,275	310,681
Sensus 2nd Lien 8.50% 5/9/18		300,000	298,500
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19		89,088	89,033
Univision Communications Tranche C4 4.00% 3/1/20		723,802	719,148
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		204,778	204,949
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20		1,038,859	1,036,142
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		1,145,882	1,145,802

Total Senior Secured Loans (Cost $19,860,422)			19,927,848

ΔSOVEREIGN BONDS–1.77%
Australia–0.04%
Australia Government Bond
3.25% 4/21/25	AUD	116,000	91,299
3.75% 4/21/37	AUD	41,000	32,206

			123,505

Brazil–0.13%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	442,000	135,064
10.00% 1/1/23	BRL	502,000	142,524
10.00% 1/1/25	BRL	502,000	139,770

			417,358

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	26,000	22,885

			22,885

Colombia–0.06%
Colombia Government International Bond
4.375% 3/21/23	COP	377,000,000	131,469
9.85% 6/28/27	COP	154,000,000	72,826

			204,295

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Dominican Republic–0.03%
#Dominican Republic
International Bond 144A
5.50% 1/27/25		100,000	$100,750

			100,750

Germany–0.02%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	56,000	60,852

			60,852

Indonesia–0.15%
#Indonesia Government
International Bond 144A 4.625% 4/15/43		200,000	180,500
Indonesia Treasury Bond 8.375% 3/15/24	IDR	3,754,000,000	282,739

			463,239

Italy–0.23%
Italy Buoni Poliennali Del
Tesoro 1.35% 4/15/22	EUR	659,000	715,658

			715,658

Ivory Coast–0.06%
#Ivory Coast Government
International Bond 144A 6.375% 3/3/28		200,000	196,000

			196,000

Japan–0.02%
Japan Government Forty Year Bond 1.40% 3/20/55 JPY		6,650,000	51,675

			51,675

Mexico–0.12%
Mexican Bonos 7.50% 6/3/27	MXN	5,441,000	381,176

			381,176

Norway–0.12%
Kommunalbanken
#144A 2.125% 4/23/25		324,000	309,493
5.00% 3/28/19	NZD	91,000	64,886

			374,379

Pakistan–0.06%
#Pakistan Government
International Bond 144A 7.875% 3/31/36		200,000	195,000

			195,000

Poland–0.06%
Poland Government Bond 3.25% 7/25/25	PLN	735,000	195,205

			195,205

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		15,000	$15,376

			15,376

Republic of Korea–0.06%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	220,628,794	189,995

			189,995

Senegal–0.12%
#Senegal Government
International Bond 144A 6.25% 7/30/24		400,000	385,200

			385,200

South Africa–0.18%
South Africa Government Bond 8.00% 1/31/30	ZAR	7,518,000	583,663

			583,663

Sri Lanka–0.06%
#Sri Lanka Government
International Bond 144A 6.125% 6/3/25		200,000	197,500

			197,500

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	425,000	53,956

			53,956

Turkey–0.09%
Turkey Government
International Bond 4.25% 4/14/26		300,000	286,323

			286,323

United Kingdom–0.12%
United Kingdom Gilt
3.25% 1/22/44	GBP	49,900	86,513
3.50% 1/22/45	GBP	56,200	102,190
United Kingdom Gilt Inflation
Linked 0.125% 3/22/24	GBP	114,941	195,410

			384,113

Total Sovereign Bonds (Cost $5,918,812)			5,598,103

SUPRANATIONAL BANKS–0.22%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	9,400,000	147,253
7.375% 4/15/19	IDR	1,210,000,000	87,575
Inter-American Development Bank
6.00% 9/5/17	INR	13,100,000	203,802

		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Development Bank (continued) 7.25% 7/17/17	IDR	1,720,000,000	$125,531
International Bank for
Reconstruction &
Development 4.625% 10/6/21 .	NZD	170,000	120,575
International Finance
3.625% 5/20/20	NZD	24,000	16,281

Total Supranational Banks (Cost $763,355)			701,017

U.S. TREASURY OBLIGATIONS–0.39%
U.S. Treasury Bond 3.00% 5/15/45		115,000	112,718
U.S. Treasury Notes 1.625% 6/30/20		325,000	325,000
2.125% 5/15/25		815,000	800,292

Total U.S. Treasury Obligations
(Cost $1,232,073)			1,238,010

		Number of Contracts

OPTION PURCHASED–0.01%
Call Option–0.01%
U.S. Treasury 10 yr Notes, strike price $127.50, expires 7/24/15 (AFI)		73	26,234

Total Option Purchased (Cost $21,891)			26,234

		Number of Shares

MONEY MARKET FUND–1.60%
Dreyfus Treasury & Agency Cash Management - Institutional Shares		5,076,040	5,076,040

Total Money Market Fund (Cost $5,076,040)			5,076,040

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–1.76%
≠ Certificates of Deposit–1.58%
HSBC Bank USA
0.27% 7/13/15	5,000,000	$5,000,273

		5,000,273

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠ Discounted Commercial Paper–0.18%
Brown University
0.11% 8/4/15	555,000	$554,939

		554,939

Total Short-Term Investments (Cost $5,554,942)		5,555,212

TOTAL VALUE OF SECURITIES–101.78% (Cost $285,593,521)	322,140,391
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.78%)	(5,629,226)

NET ASSETS APPLICABLE TO 20,920,599 SHARES OUTSTANDING–100.00%	$316,511,165

NET ASSET VALUE PER SHARE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND STANDARD CLASS ($270,354,142 / 17,866,455 Shares)	$15.132

NET ASSET VALUE PER SHARE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND SERVICE CLASS ($46,157,023 / 3,054,144 Shares)	$15.113

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$256,351,701
Undistributed net investment income	4,346,321
Accumulated net realized gain on investments.	19,269,846
Net unrealized appreciation of investments and derivatives.	36,543,297

TOTAL NET ASSETS	$316,511,165

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $48,520,252, which represents 15.33% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«

Includes $5,149 foreign currencies pledged as collateral, $169,699 cash pledged as collateral, $17,450,154 payable for securities purchased and $223,216 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $2,297,893, which represents 0.73% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $124,557, which represents 0.04% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2015.

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(162,704)	USD	124,104	7/31/15	$(1,158)
BAML	CAD	(322,009)	USD	259,093	7/31/15	1,435
BAML	EUR	3,068	USD	(3,439)	7/31/15	(18)
BAML	NZD	(356,606)	USD	251,751	7/31/15	10,776
BNP	AUD	(67,114)	USD	51,219	7/31/15	(450)
BNP	NOK	(667,424)	USD	84,535	7/31/15	(513)
BNP	NZD	242,558	USD	(171,251)	7/31/15	(7,343)
DB	MXN	(1,258,845)	USD	80,055	7/31/15	148
HSBC	GBP	(125,297)	USD	191,346	7/31/15	(5,466)
JPMC	KRW	(211,964,600)	USD	188,632	7/31/15	(551)
JPMC	PLN	(238,967)	USD	64,128	7/31/15	646
JPMC	SEK	(449,295)	USD	53,806	7/31/15	(409)
TD	CAD	349,099	USD	(280,960)	7/31/15	(1,626)
TD	EUR	(142,693)	USD	159,933	7/31/15	841
TD	JPY	(6,235,213)	USD	49,870	7/31/15	(1,116)
TD	MXN	3,045,244	USD	(194,274)	7/2/15	(546)
TD	ZAR	(5,978,453)	USD	479,342	7/31/15	(9,396)

						$(14,746)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
26 Euro-Bund	$4,400,916	$4,404,306	9/9/15	$3,390
57 U.S. Treasury 5 yr Notes	6,804,159	6,797,695	9/30/15	(6,464)
75 U.S. Treasury 10 yr Notes	9,460,199	9,462,891	9/21/15	2,692

	$20,665,274			$(382)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
CITI	CDX.EM.23		940,000	1.00%	6/20/20	$9,124
JPMC	ICE-CDX.NA.HY.24		990,000	5.00%	6/20/20	(1,935)
JPMC	ICE-iTraxx EUR Crossover Series 23	EUR	875,000	5.00%	6/20/20	17,110

						$24,299

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Conservative Allocation Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AFI–Advantage Futures

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CITI–Citigroup Global Markets

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GSMPS–Goldman Sachs Reperforming Mortgage Securities

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–33

LVIP Delaware Foundation® Conservative

Allocation Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Interest	$3,699,804
Dividends	1,717,609
Foreign tax withheld	(78,399)

5,339,014

EXPENSES:
Management fees	1,220,513
Distribution fees-Service Class	58,549
Pricing fees	54,532
Reports and statements to shareholders	54,290
Accounting and administration expenses	38,969
Professional fees	30,893
Custodian fees	24,568
Trustees’ fees and expenses	3,770
Consulting fees	971
Other	2,574

1,489,629
Less management fees waived	(162,735)
Less expenses reimbursed	(80,379)

Total operating expenses	1,246,515

NET INVESTMENT INCOME	4,092,499

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	9,938,141
Foreign currencies	(453,384)
Foreign currency exchange contracts	78,144
Futures contracts	174,573
Swap contracts	(4,685)

Net realized gain	9,732,789

Net change in unrealized appreciation (depreciation) of:
Investments	(8,422,401)
Foreign currencies	12,094
Foreign currency exchange contracts	(68,967)
Futures contracts	(69,246)
Swap contracts	24,299

Net change in unrealized appreciation (depreciation)	(8,524,221)

NET REALIZED AND UNREALIZED GAIN	1,208,568

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,301,067

*Includes $1,416 currency taxes paid.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative

Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,092,499	$8,690,998
Net realized gain	9,732,789	15,565,122
Net change in unrealized appreciation (depreciation)	(8,524,221)	(7,898,705)

Net increase in net assets resulting from operations	5,301,067	16,357,415

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,570,062)
Service Class	—	(1,137,521)
Net realized gain:
Standard Class	—	(12,663,717)
Service Class	—	(2,056,736)

	—	(23,428,036)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,827,621	7,878,820
Service Class	1,268,049	2,330,138
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	20,233,779
Service Class	—	3,194,257

	4,095,670	33,636,994

Cost of shares redeemed:
Standard Class	(20,345,591)	(38,428,360)
Service Class	(2,840,802)	(4,992,357)

	(23,186,393)	(43,420,717)

Decrease in net assets derived from capital share transactions	(19,090,723)	(9,783,723)

NET DECREASE IN NET ASSETS	(13,789,656)	(16,854,344)
NET ASSETS:
Beginning of period	330,300,821	347,155,165

End of period	$316,511,165	$330,300,821

Undistributed net investment income	$4,346,321	$253,822

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–34

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$14.896	$15.257	$14.502	$13.436	$14.066	$12.957

Income (loss) from investment operations:
Net investment income[2]	0.193	0.402	0.378	0.404	0.433	0.476
Net realized and unrealized gain (loss)	0.043	0.342	0.963	1.020	(0.132)	0.867

Total from investment operations	0.236	0.744	1.341	1.424	0.301	1.343

Less dividends and distributions from:
Net investment income	—	(0.411)	(0.329)	(0.358)	(0.931)	(0.234)
Net realized gain	—	(0.694)	(0.257)	—	—	—

Total dividends and distributions	—	(1.105)	(0.586)	(0.358)	(0.931)	(0.234)

Net asset value, end of period	$15.132	$14.896	$15.257	$14.502	$13.436	$14.066

Total return[3]	1.58%	4.88%	9.34%	10.63%	2.23%	10.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$270,354	$283,263	$299,595	$304,270	$318,061	$342,989
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.87%	0.88%	0.88%	0.88%	0.92%
Ratio of net investment income to average net assets	2.55%	2.58%	2.51%	2.85%	3.04%	3.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.40%	2.44%	2.36%	2.70%	2.89%	3.37%
Portfolio turnover	74%	142%	159%	142%	146%	171%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–35

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$14.895	$15.257	$14.503	$13.438	$14.067	$12.972

Income (loss) from investment operations:
Net investment income[2]	0.174	0.362	0.340	0.369	0.397	0.442
Net realized and unrealized gain (loss)	0.044	0.342	0.962	1.018	(0.131)	0.866

Total from investment operations	0.218	0.704	1.302	1.387	0.266	1.308

Less dividends and distributions from:
Net investment income	—	(0.372)	(0.291)	(0.322)	(0.895)	(0.213)
Net realized gain	—	(0.694)	(0.257)	—	—	—

Total dividends and distributions	—	(1.066)	(0.548)	(0.322)	(0.895)	(0.213)

Net asset value, end of period	$15.113	$14.895	$15.257	$14.503	$13.438	$14.067

Total return[3]	1.46%	4.61%	9.07%	10.36%	1.98%	10.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,157	$47,038	$47,560	$47,088	$44,849	$49,303
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.12%	1.13%	1.13%	1.13%	1.17%
Ratio of net investment income to average net assets	2.30%	2.33%	2.26%	2.60%	2.79%	3.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.15%	2.19%	2.11%	2.45%	2.64%	3.12%
Portfolio turnover.	74%	142%	159%	142%	146%	171%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–36

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Delaware Foundation® Conservative Allocation Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period

LVIP Delaware Foundation® Conservative Allocation Fund–37

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The gains or losses attributable to the change in foreign exchange rates is included in the Statement of Operations under “Net gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $533 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust, and Jackson Square Partners, LLP (JSP), are responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA and JSP a fee based on the Fund’s average daily net assets.

LVIP Delaware Foundation® Conservative Allocation Fund–38

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$7,270
Legal.	1,997

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $46,759 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$24,845
Management fees payable to LIAC	171,201
Distribution fees payable to LFD	9,597
Printing and mailing fees payable to Lincoln Life	5,082

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$214,009,822
Purchases of U.S. government securities	24,284,093
Sales other than U.S. government securities	223,329,581
Sales of U.S. government securities	27,940,628

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$286,575,097

Aggregate unrealized appreciation	$45,234,394
Aggregate unrealized depreciation	(9,669,100)

Net unrealized appreciation	$35,565,294

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP Delaware Foundation® Conservative Allocation Fund–39

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$2,186,994	$—	$—	$2,186,994
Air Freight & Logistics	317,818	—	—	317,818
Auto Components	876,845	—	—	876,845
Automobiles	168,112	—	—	168,112
Banks	3,258,015	—	—	3,258,015
Beverages	270,686	—	—	270,686
Biotechnology	3,319,376	—	—	3,319,376
Building Products	214,157	—	—	214,157
Capital Markets	1,673,272	—	—	1,673,272
Chemicals	1,446,442	—	—	1,446,442
Commercial Services & Supplies	1,016,949	—	—	1,016,949
Communications Equipment	2,269,826	—	—	2,269,826
Construction & Engineering	189,585	—	—	189,585
Consumer Finance	211,128	—	—	211,128
Containers & Packaging	165,165	—	—	165,165
Diversified Financial Services	694,085	—	—	694,085
Diversified Telecommunication Services	1,682,007	—	—	1,682,007
Electric Utilities	752,128	—	—	752,128
Electrical Equipment	124,857	—	—	124,857
Electronic Equipment, Instruments & Components	237,884	—	—	237,884
Energy Equipment & Services	977,795	—	—	977,795
Food & Staples Retailing	1,988,418	—	—	1,988,418
Food Products	2,069,309	—	—	2,069,309
Gas Utilities	32,149	—	—	32,149
Health Care Equipment & Supplies	1,271,066	—	—	1,271,066
Health Care Providers & Services	2,660,921	—	—	2,660,921
Hotels, Restaurants & Leisure	1,124,575	—	—	1,124,575
Household Products	427,428	—	—	427,428
Industrial Conglomerates	346,739	—	—	346,739
Insurance	2,192,298	—	—	2,192,298
Internet & Catalog Retail	1,580,147	—	—	1,580,147
Internet Software & Services	3,816,441	—	—	3,816,441
IT Services	3,076,551	—	—	3,076,551
Leisure Products	50,426	—	—	50,426
Life Sciences Tools & Services	253,032	—	—	253,032
Machinery	849,109	—	—	849,109
Media	1,175,092	—	—	1,175,092
Metals & Mining	219,597	—	—	219,597
Multiline Retail	369,332	—	—	369,332
Multi-Utilities	101,400	—	—	101,400

LVIP Delaware Foundation® Conservative Allocation Fund–40

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$4,813,116	$—	$—	$4,813,116
Paper & Forest Products	262,247	—	—	262,247
Pharmaceuticals	3,968,628	—	—	3,968,628
Professional Services	439,034	—	—	439,034
Real Estate Investment Trusts	3,818,240	—	—	3,818,240
Road & Rail	446,328	—	—	446,328
Semiconductors & Semiconductor Equipment	1,574,153	—	—	1,574,153
Software	3,757,212	—	—	3,757,212
Specialty Retail	2,091,153	—	—	2,091,153
Technology Hardware, Storage & Peripherals	797,456	—	—	797,456
Textiles, Apparel & Luxury Goods	755,125	—	—	755,125
Trading Companies & Distributors	102,693	—	—	102,693
Developed Markets
Aerospace & Defense	296,167	—	—	296,167
Air Freight & Logistics	535,254	—	—	535,254
Airlines	194,941	—	—	194,941
Auto Components	427,965	—	—	427,965
Automobiles	764,380	—	—	764,380
Banks	3,245,534	—	—	3,245,534
Beverages	782,422	—	—	782,422
Construction & Engineering	528,800	—	—	528,800
Containers & Packaging	501,113	—	—	501,113
Diversified Telecommunication Services	749,499	—	—	749,499
Energy Equipment & Services	250,327	—	—	250,327
Food & Staples Retailing	405,300	—	—	405,300
Food Products	582,155	—	—	582,155
Household Durables	360,451	—	—	360,451
Industrial Conglomerates	451,185	—	—	451,185
Insurance	758,365	—	—	758,365
IT Services	656,925	—	—	656,925
Life Sciences Tools & Services	122,486	—	—	122,486
Media	199,336	—	—	199,336
Metals & Mining	578,793	—	—	578,793
Multi-Utilities	230,050	—	—	230,050
Oil, Gas & Consumable Fuels	613,496	—	—	613,496
Pharmaceuticals	4,777,467	—	—	4,777,467
Professional Services	593,442	—	—	593,442
Road & Rail	555,000	—	—	555,000
Software	363,485	—	—	363,485
Specialty Retail	677,570	—	—	677,570
Textiles, Apparel & Luxury Goods	853,108	—	—	853,108
Tobacco	552,458	—	—	552,458
Trading Companies & Distributors	822,399	—	—	822,399
Wireless Telecommunication Services	484,508	—	—	484,508
Emerging Markets
Airlines	63,547	—	—	63,547
Automobiles	245,266	—	—	245,266
Banks	1,804,522	111,792	—	1,916,314
Beverages	840,413	—	—	840,413
Building Products	279,358	—	—	279,358
Chemicals	138,626	—	—	138,626
Construction & Engineering	37,247	—	—	37,247
Construction Materials	569,733	—	—	569,733
Diversified Financial Services	206,760	—	—	206,760
Diversified Telecommunication Services	304,031	—	—	304,031

LVIP Delaware Foundation® Conservative Allocation Fund–41

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Electronic Equipment, Instruments & Components	$450,995	$—	$—	$450,995
Food & Staples Retailing	197,845	—	—	197,845
Food Products	774,752	—	—	774,752
Hotels, Restaurants & Leisure	62,594	—	—	62,594
Insurance	195,491	—	—	195,491
Internet & Catalog Retail	51,420	—	—	51,420
Internet Software & Services	1,557,443	—	—	1,557,443
IT Services	117,433	—	—	117,433
Media	446,352	—	—	446,352
Metals & Mining	223,686	—	—	223,686
Multiline Retail	143,053	—	—	143,053
Oil, Gas & Consumable Fuels	2,163,170	164,396	—	2,327,566
Paper & Forest Products	83,969	—	—	83,969
Personal Products	170,572	—	—	170,572
Real Estate Management & Development	52,811	12,765	—	65,576
Semiconductors & Semiconductor Equipment	832,946	—	—	832,946
Technology Hardware, Storage & Peripherals	910,576	—	—	910,576
Transportation Infrastructure	44,338	—	—	44,338
Wireless Telecommunication Services	2,088,304	—	—	2,088,304
Convertible Preferred Stock	670,487	146,636	—	817,123
Exchange-Traded Funds	15,729,441	—	—	15,729,441
Preferred Stock	470,563	287,630	—	758,193
Agency Collateralized Mortgage Obligations	—	3,510,124	—	3,510,124
Agency Mortgage-Backed Securities	—	30,454,365	—	30,454,365
Commercial Mortgage-Backed Securities	—	13,579,325	—	13,579,325
Convertible Bonds	—	2,776,394	—	2,776,394
Corporate Bonds	—	96,180,233	—	96,180,233
Municipal Bonds	—	2,546,081	—	2,546,081
Non-Agency Asset-Backed Securities	—	9,291,000	—	9,291,000
Non-Agency Collateralized Mortgage Obligations	—	1,206,716	—	1,206,716
Regional Bonds	—	425,804	—	425,804
Senior Secured Loans	—	19,533,848	394,000	19,927,848
Sovereign Bonds	—	5,598,103	—	5,598,103
Supranational Banks	—	701,017	—	701,017
U.S. Treasury Obligations	—	1,238,010	—	1,238,010
Option Purchased	—	26,234	—	26,234
Money Market Fund	5,076,040	—	—	5,076,040
Short-Term Investments	—	5,555,212	—	5,555,212

Total	$128,400,706	$193,345,685	$394,000	$322,140,391

Foreign Currency Exchange Contracts	$—	$(14,746)	$—	$(14,746)

Futures Contracts	$(382)	$—	$—	$(382)

Swap Contracts	$—	$24,299	$—	$24,299

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Foundation® Conservative Allocation Fund–42

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 6/30/15
Shares sold:
Standard Class	185,439	506,490
Service Class	83,252	150,665
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,336,358
Service Class	—	211,095

	268,691	2,204,608

Shares redeemed:
Standard Class	(1,335,438)	(2,462,391)
Service Class	(187,023)	(321,142)

	(1,522,461)	(2,783,533)

Net decrease	(1,253,770)	(578,925)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts—The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts—The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts—During the six months ended June 30, 2015, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums

LVIP Delaware Foundation® Conservative Allocation Fund–43

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

There were no transactions in options written during the six months ended June 30, 2015.

Swap Contracts—The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps—A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to a central counterparty for CDS basket trades, as determined by an applicable central counterparty. At June 30, 2015, net unrealized appreciation of CDS contracts was $24,299. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2015, the Fund would have received $1,930,000 and EUR 875,000 less the value of the contracts related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

Swaps Generally—The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$13,846	Liabilities net of receivables and other assets	$(28,592)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	6,082	Liabilities net of receivables and other assets	(6,464)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	26,234	Liabilities net of receivables and other assets	(1,935)

Total		$46,162		$(36,991)

LVIP Delaware Foundation® Conservative Allocation Fund–44

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$78,144	$(68,967)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(206,325)	50,294
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	380,898	(119,540)
Credit contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(4,685)	24,299

Total		$248,032	$(113,914)

Average Volume of Derivatives—The table below summarizes the average balance of derivative holdings by the Fund during the year ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended June 30, 2015.

	Asset Derivative Volume		Liability Derivative Volume
Forward foreign currency contracts (average cost)	USD	392,535	USD	2,613,029
Futures contracts (average notional value)		17,686,057		4,718,053
Options contracts (average notional value)		4,991		—
CDS contracts (average notional value)*	EUR	142,056		—
	USD	181,935		—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP Delaware Foundation® Conservative Allocation Fund–45

LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2015, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$12,211	$(1,176)	$11,035
BNP Paribas	—	(8,306)	(8,306)
Citigroup Global Markets	9,124	—	9,124
Deutsche Bank	148	—	148
Hong Kong Shanghai Bank	—	(5,466)	(5,466)
JPMorgan Chase Bank	23,838	(9,359)	14,479
Toronto Dominion Bank	841	(12,684)	(11,843)

Total	$46,162	$(36,991)	$9,171

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
Bank of America Merrill Lynch	$11,035	$—	$—	$—	$—	$11,035
BNP Paribas	(8,306)	—	—	—	—	(8,306)
Citigroup Global Markets	9,124	—	—	—	—	9,124
Deutsche Bank	148	—	—	—	—	148
Hong Kong Shanghai Bank	(5,466)	—	—	—	—	(5,466)
JPMorgan Chase Bank	14,479	—	—	—	—	14,479
Toronto Dominion Bank	(11,843)	—	—	—	—	(11,843)

Total.	$9,171	$—	$—	$—	$—	$9,171

aNet represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and/or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments

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LVIP Delaware Foundation® Conservative Allocation Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–47

LVIP Delaware Foundation® Moderate Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Delaware Foundation® Moderate

Allocation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Moderate Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners, are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,019.80	0.73%	$3.66
Service Class Shares	1,000.00	1,018.50	0.98%	4.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Moderate Allocation Fund—1

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited)

As of June 30, 2015

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	50.65%
U.S. Markets	32.59%
Aerospace & Defense	1.04%
Air Freight & Logistics	0.15%
Auto Components	0.41%
Automobiles	0.08%
Banks	1.53%
Beverages	0.13%
Biotechnology	1.59%
Building Products	0.11%
Capital Markets	0.79%
Chemicals	0.67%
Commercial Services & Supplies	0.51%
Communications Equipment	1.07%
Construction & Engineering	0.09%
Consumer Finance	0.10%
Containers & Packaging	0.08%
Diversified Financial Services	0.34%
Diversified Telecommunication Services	0.80%
Electric Utilities	0.36%
Electrical Equipment	0.06%
Electronic Equipment, Instruments & Components	0.11%
Energy Equipment & Services	0.44%
Food & Staples Retailing	0.96%
Food Products	0.99%
Gas Utilities	0.02%
Health Care Equipment & Supplies	0.60%
Health Care Providers & Services	1.27%
Hotels, Restaurants & Leisure	0.53%
Household Products	0.20%
Industrial Conglomerates	0.16%
Insurance	1.03%
Internet & Catalog Retail	0.76%
Internet Software & Services	1.82%
IT Services	1.48%
Leisure Products	0.02%
Life Sciences Tools & Services	0.12%
Machinery	0.39%
Media	0.56%
Metals & Mining	0.10%
Multiline Retail	0.18%
Multi-Utilities	0.05%
Oil, Gas & Consumable Fuels	2.30%
Paper & Forest Products	0.12%
Pharmaceuticals	1.89%
Professional Services	0.21%
Real Estate Investment Trusts	1.79%
Road & Rail	0.21%
Semiconductors & Semiconductor Equipment	0.75%

Security Type/Sector	Percentage of Net Assets
Software	1.80%
Specialty Retail	1.01%
Technology Hardware, Storage & Peripherals	0.38%
Textiles, Apparel & Luxury Goods	0.38%
Trading Companies & Distributors	0.05%
Developed Markets	10.81%
Aerospace & Defense	0.14%
Air Freight & Logistics	0.26%
Airlines	0.09%
Auto Components	0.20%
Automobiles	0.37%
Banks	1.53%
Beverages	0.37%
Construction & Engineering	0.24%
Containers & Packaging	0.23%
Diversified Telecommunication Services	0.36%
Energy Equipment & Services	0.12%
Food & Staples Retailing	0.19%
Food Products	0.28%
Household Durables	0.17%
Industrial Conglomerates	0.21%
Insurance	0.35%
IT Services	0.31%
Life Sciences Tools & Services	0.06%
Media	0.09%
Metals & Mining	0.27%
Multi-Utilities	0.11%
Oil, Gas & Consumable Fuels	0.29%
Pharmaceuticals	2.28%
Professional Services	0.28%
Road & Rail	0.26%
Software	0.17%
Specialty Retail	0.32%
Textiles, Apparel & Luxury Goods	0.40%
Tobacco	0.26%
Trading Companies & Distributors	0.37%
Wireless Telecommunication Services	0.23%
Emerging Markets	7.25%
Airlines	0.03%
Automobiles	0.10%
Banks	0.94%
Beverages	0.39%
Building Products	0.14%
Chemicals	0.07%
Construction & Engineering	0.02%
Construction Materials	0.23%
Diversified Financial Services	0.09%
Diversified Telecommunication Services	0.12%
Electronic Equipment, Instruments & Components	0.21%

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.09%
Food Products	0.40%
Hotels, Restaurants & Leisure	0.04%
Insurance	0.09%
Internet & Catalog Retail	0.02%
Internet Software & Services	0.82%
IT Services	0.06%
Media	0.20%
Metals & Mining	0.08%
Multiline Retail	0.08%
Oil, Gas & Consumable Fuels	0.98%
Paper & Forest Products	0.04%
Personal Products	0.10%
Real Estate Management & Development	0.03%
Semiconductors & Semiconductor Equipment	0.33%
Technology Hardware, Storage & Peripherals	0.44%
Transportation Infrastructure	0.01%
Wireless Telecommunication Services	1.10%
Convertible Preferred Stock	0.16%
Exchange-Traded Funds	7.55%
Preferred Stock	0.22%
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	0.38%
Agency Mortgage-Backed Securities	6.40%
Commercial Mortgage-Backed Securities	2.45%
Convertible Bonds	0.53%
Corporate Bonds	19.42%
Aerospace & Defense	0.17%
Air Freight & Logistics	0.04%
Airlines	0.12%
Auto Components	0.42%
Automobiles	0.35%
Biotechnology	0.23%
Building Products	0.04%
Capital Markets	0.21%
Chemicals	0.48%
Commercial Banks	0.83%
Commercial Services & Supplies	0.43%
Communications Equipment	0.25%
Computers & Peripherals	0.09%
Construction & Engineering	0.27%
Construction Materials	0.19%
Consumer Finance	0.20%
Containers & Packaging	0.17%
Diversified Consumer Services	0.12%
Diversified Financial Services	1.36%
Diversified Telecommunication Services	1.09%
Electric Utilities	1.51%
Electronic Equipment, Instruments & Components	0.12%
Energy Equipment & Services	0.12%

Security Type/Sector	Percentage of Net Assets
Food & Staples Retailing	0.08%
Food Products	0.28%
Gas Utilities	0.03%
Health Care Equipment & Supplies	0.48%
Health Care Providers & Services	0.46%
Hotels, Restaurants & Leisure	0.55%
Household Durables	0.09%
Independent Power & Renewable Electricity Producers	0.09%
Independent Power Producers & Energy Traders	0.19%
Industrial Conglomerates	0.03%
Insurance	0.59%
Internet & Catalog Retail	0.11%
Internet Software & Services	0.28%
IT Services	0.18%
Machinery	0.14%
Media	1.35%
Metals & Mining	0.24%
Multiline Retail	0.02%
Multi-Utilities	0.62%
Oil, Gas & Consumable Fuels	2.26%
Paper & Forest Products	0.30%
Pharmaceuticals	0.35%
Real Estate Investment Trusts	0.78%
Semiconductors & Semiconductor Equipment	0.12%
Software	0.19%
Specialty Retail	0.27%
Textiles, Apparel & Luxury Goods	0.08%
Tobacco	0.10%
Wireless Telecommunication Services	0.35%
Municipal Bonds	0.43%
Non-Agency Asset-Backed Securities	1.51%
Non-Agency Collateralized Mortgage Obligations	0.24%
Regional Bonds	0.09%
Senior Secured Loans	4.22%
Sovereign Bonds	1.06%
Supranational Banks	0.14%
U.S. Treasury Obligations	1.36%
Option Purchased	0.00%
Money Market Fund	5.04%
Total Value of Securities	101.85%
Liabilities Net of Receivables and Other Assets	(1.85%)
Total Net Assets	100.00%

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Teva Pharmaceutical Industries ADR	0.74%
Celgene	0.64%
QUALCOMM	0.61%
Baidu ADR	0.58%
eBay	0.48%
Microsoft	0.47%
Visa Class A	0.47%
Pfizer	0.45%
Samsung Electronics	0.44%
Allergan	0.44%
Total	5.32%

Geography	Percentage of Net Assets
Argentina	0.09%
Australia	0.35%
Barbados	0.20%
Bermuda	0.04%
Brazil	0.89%
Canada	1.79%
Cayman Islands	0.27%
Chile	0.11%
China	2.00%
Colombia	0.10%
Curacao	0.09%
Denmark	0.54%
Dominican Republic	0.09%
France	1.83%
Germany	0.48%
Hong Kong	0.44%
India	0.71%
Indonesia	0.08%
Ireland	0.14%
Israel	0.74%
Italy	0.42%
Japan	2.47%
Luxembourg	0.49%
Malaysia	0.02%
Mexico	0.95%
Netherlands	1.13%
Norway	0.04%
Peru	0.02%
Poland	0.06%
Republic of Korea	1.69%
Russia	0.31%
Senegal	0.18%
Singapore	0.05%
South Africa	0.40%
Spain	0.01%
Sweden	0.59%
Switzerland	0.64%
Taiwan	0.45%
Thailand	0.23%
Turkey	0.20%
United Kingdom	1.89%
United States	73.59%
Total	96.81%

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–50.65%
U.S. MARKETS–32.59%
Aerospace & Defense–1.04%
Boeing	560	$77,683
†Esterline Technologies	845	80,562
Honeywell International	860	87,694
†KEYW Holding	474	4,418
†KLX	450	19,859
Lockheed Martin	480	89,232
Northrop Grumman	2,000	317,260
Raytheon	3,000	287,040
Rockwell Collins	510	47,099
United Technologies	950	105,383

		1,116,230

Air Freight & Logistics–0.15%
FedEx	640	109,056
†XPO Logistics	1,210	54,668

		163,724

Auto Components–0.41%
BorgWarner	1,210	68,776
Johnson Controls	6,100	302,133
†Tenneco	1,215	69,790

		440,699

Automobiles–0.08%
Ford Motor	5,860	87,959

		87,959

Banks–1.53%
BB&T	7,900	318,449
BBCN Bancorp	2,890	42,743
Bryn Mawr Bank	535	16,136
Cardinal Financial	2,310	50,335
Citigroup	2,610	144,176
City Holding	1,050	51,713
CoBiz Financial	1,665	21,762
†First NBC Bank Holding	1,285	46,260
FirstMerit	2,675	55,720
Flushing Financial	1,870	39,289
Great Western Bancorp	840	20,252
@Independent Bank (Massachusetts)	965	45,249
JPMorgan Chase	2,720	184,307
KeyCorp	6,100	91,622
Old National Bancorp	3,705	53,574
Prosperity Bancshares	1,175	67,845
Sterling Bancorp	4,290	63,063
†Texas Capital Bancshares	650	40,456
Webster Financial	1,350	53,393
Wells Fargo	3,110	174,906
†Western Alliance Bancorp	1,995	67,351

		1,648,601

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Beverages–0.13%
PepsiCo	1,470	$137,210

		137,210

Biotechnology–1.59%
†Acorda Therapeutics	1,750	58,327
†Alkermes	1,190	76,565
†Biogen	784	316,689
†Celgene	5,946	688,160
†Cepheid	1,405	85,916
Gilead Sciences	1,470	172,108
†Isis Pharmaceuticals	215	12,373
†Ligand Pharmaceuticals Class B	750	75,675
†Retrophin	1,035	34,310
†Spectrum Pharmaceuticals	4,040	27,634
†TESARO	770	45,268
†Vanda Pharmaceuticals	3,435	43,590
†Vertex Pharmaceuticals	560	69,149

		1,705,764

Building Products–0.11%
AAON	2,495	56,187
†Continental Building Products	2,725	57,743

		113,930

Capital Markets–0.79%
Ameriprise Financial	530	66,213
Bank of New York Mellon	7,200	302,184
BlackRock	210	72,656
Evercore Partners Class A	1,920	103,603
Greenhill	670	27,691
Invesco	1,480	55,485
Raymond James Financial	1,230	73,283
State Street	1,100	84,700
†Stifel Financial	1,130	65,246

		851,061

Chemicals–0.67%
Axiall	1,215	43,801
Balchem	450	25,074
†Chemtura	1,020	28,876
duPont (E.I.) deNemours	4,400	281,380
Eastman Chemical	1,220	99,820
Huntsman	2,720	60,030
Innophos Holdings	490	25,794
LyondellBasell Industries Class A	480	49,690
Minerals Technologies	905	61,658
Quaker Chemical	560	49,750

		725,873

Commercial Services & Supplies–0.51%
Essendant	1,580	62,015
McGrath RentCorp	1,595	48,536

LVIP Delaware Foundation® Moderate Allocation Fund—5

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies (continued)
Republic Services	1,350	$52,879
Tetra Tech	1,590	40,768
US Ecology	695	33,860
Waste Management	6,600	305,910

		543,968

Communications Equipment–1.07%
Cisco Systems	14,140	388,284
†Infinera	1,505	31,575
†NETGEAR	975	29,269
Plantronics	895	50,397
QUALCOMM	10,399	651,289

		1,150,814

Construction & Engineering–0.09%
Granite Construction	1,500	53,265
†MYR Group	1,330	41,177

		94,442

Consumer Finance–0.10%
Capital One Financial	1,180	103,805

		103,805

Containers & Packaging–0.08%
MeadWestvaco	1,770	83,526

		83,526

Diversified Financial Services–0.34%
Intercontinental Exchange	1,649	368,733

		368,733

Diversified Telecommunication Services–0.80%
AT&T	13,020	462,470
Atlantic Tele-Network	620	42,830
†inContact	5,320	52,508
Verizon Communications	6,500	302,965

		860,773

Electric Utilities–0.36%
Cleco	745	40,118
Edison International	5,300	294,574
OGE Energy	1,860	53,140

		387,832

Electrical Equipment–0.06%
Eaton	960	64,790

		64,790

Electronic Equipment, Instruments & Components–0.11%
†Anixter International	645	42,022
†FARO Technologies	1,215	56,741
†Rofin-Sinar Technologies	775	21,390

		120,153

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services–0.44%
Bristow Group	405	$21,587
Core Laboratories	410	46,756
Halliburton	6,300	271,341
†Pioneer Energy Services	2,880	18,259
†RigNet	1,200	36,684
Schlumberger	940	81,019

		475,646

Food & Staples Retailing–0.96%
Casey’s General Stores	1,490	142,653
CVS Health	4,220	442,594
Walgreens Boots Alliance	5,251	443,394

		1,028,641

Food Products–0.99%
Archer-Daniels-Midland	5,900	284,498
General Mills	1,580	88,038
J&J Snack Foods	530	58,655
Kraft Foods Group	3,733	317,828
Mondelez International	7,700	316,778

		1,065,797

Gas Utilities–0.02%
South Jersey Industries	680	16,816

		16,816

Health Care Equipment & Supplies–0.60%
Baxter International	4,700	328,671
CONMED	1,200	69,924
CryoLife	3,770	42,526
†DexCom	445	35,591
†Merit Medical Systems	1,980	42,649
†Quidel	2,115	48,539
West Pharmaceutical Services	1,395	81,022

		648,922

Health Care Providers & Services–1.27%
†Air Methods	1,550	64,077
Cardinal Health	3,500	292,775
†Express Scripts Holding	4,750	422,465
Quest Diagnostics	4,200	304,584
†Team Health Holdings	675	44,098
UnitedHealth Group	1,410	172,020
†WellCare Health Plans	710	60,229

		1,360,248

Hotels, Restaurants & Leisure–0.53%
†Buffalo Wild Wings	340	53,275
Cheesecake Factory	1,280	69,805
†Del Frisco’s Restaurant Group	2,635	49,090
†Fiesta Restaurant Group	535	26,750
Jack in the Box	715	63,034
†Popeyes Louisiana Kitchen	1,215	72,888

LVIP Delaware Foundation® Moderate Allocation Fund—6

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	2,590	$138,863
Wynn Resorts	927	91,467

		565,172

Household Products–0.20%
Kimberly-Clark	610	64,642
Procter & Gamble	1,920	150,221

		214,863

Industrial Conglomerates–0.16%
General Electric	6,660	176,956

		176,956

Insurance–1.03%
Aflac	1,410	87,702
Allstate	4,700	304,889
American Equity Investment Life Holding	2,025	54,635
Fidelity & Guaranty Life	1,980	46,787
@Infinity Property & Casualty	470	35,645
Marsh & McLennan	5,300	300,510
Primerica	945	43,177
Prudential Financial	650	56,888
@Selective Insurance Group	1,815	50,911
Travelers	990	95,693
United Fire Group	1,050	34,398

		1,111,235

Internet & Catalog Retail–0.76%
†Liberty Interactive Class A	13,421	372,433
†Priceline Group	64	73,688
†Shutterfly	1,040	49,722
†TripAdvisor	3,650	318,061

		813,904

Internet Software & Services–1.82%
†eBay	8,479	510,775
Equinix	1,718	436,372
†Facebook Class A	1,580	135,509
†Google Class A	656	354,266
†Google Class C	373	194,150
†GrubHub	1,280	43,610
@j2 Global	965	65,562
†Q2 Holdings	675	19,069
†SciQuest	2,705	40,061
†Yahoo	1,800	70,722
†Yelp	1,891	81,370

		1,951,466

IT Services–1.48%
Accenture Class A	1,270	122,911
Convergys	2,400	61,176
†ExlService Holdings	1,280	44,262

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
International Business Machines	170	$27,652
†InterXion Holding	1,170	32,351
MasterCard Class A	4,876	455,808
TeleTech Holdings	1,780	48,202
Visa Class A	7,495	503,289
Xerox	27,400	291,536

		1,587,187

Leisure Products–0.02%
†Malibu Boats Class A	1,265	25,414

		25,414

Life Sciences Tools & Services–0.12%
Thermo Fisher Scientific	1,010	131,058

		131,058

Machinery–0.39%
Actuant Class A	715	16,509
Barnes Group	1,730	67,453
Caterpillar	320	27,142
Columbus McKinnon	1,935	48,375
Cummins	350	45,917
ESCO Technologies	1,505	56,302
Federal Signal	2,315	34,517
Kadant	1,140	53,808
Parker-Hannifin	560	65,145

		415,168

Media–0.56%
†=Century Communications	5,000	0
Cinemark Holdings	860	34,546
Comcast Class A Special	1,510	90,509
†Discovery Communications Class A	2,597	86,376
†Discovery Communications Class C	7,023	218,275
Disney (Walt)	1,190	135,827
National CineMedia	2,125	33,915

		599,448

Metals & Mining–0.10%
Kaiser Aluminum	645	53,587
Worthington Industries	1,940	58,316

		111,903

Multiline Retail–0.18%
Macy’s	1,630	109,976
Nordstrom	1,130	84,185

		194,161

Multi-Utilities–0.05%
NorthWestern	1,020	49,725

		49,725

LVIP Delaware Foundation® Moderate Allocation Fund––7

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–2.30%
†Bonanza Creek Energy	1,280	$23,360
†Carrizo Oil & Gas	1,225	60,319
Chevron	3,000	289,410
ConocoPhillips	5,510	338,369
†Diamondback Energy	570	42,967
EOG Resources	3,474	304,149
Exxon Mobil	2,550	212,160
Kinder Morgan	5,429	208,419
Marathon Oil	9,900	262,746
Occidental Petroleum	5,050	392,739
†Parsley Energy Class A	1,070	18,639
†RSP Permian	990	27,829
Williams	5,131	294,468

		2,475,574

Paper & Forest Products–0.12%
†Boise Cascade	1,130	41,448
International Paper	910	43,307
Neenah Paper	775	45,694

		130,449

Pharmaceuticals–1.89%
AbbVie	1,970	132,364
†Akorn	235	10,260
†Allergan	1,552	470,970
†Catalent	1,720	50,448
Johnson & Johnson	3,550	345,983
†Medicines	1,135	32,472
Merck	7,820	445,193
Pfizer	14,579	488,834
†Prestige Brands Holdings	1,090	50,402

		2,026,926

Professional Services–0.21%
Kforce	3,030	69,296
Nielsen	1,250	55,963
†On Assignment	1,410	55,385
†WageWorks	1,045	42,270

		222,914

Real Estate Investment Trusts–1.79%
American Campus Communities	225	8,480
American Realty Capital Properties	750	6,097
American Tower	1,090	101,686
Apartment Investment & Management	375	13,849
AvalonBay Communities	250	39,967
Boston Properties	350	42,364
Brandywine Realty Trust	1,150	15,272
Camden Property Trust	150	11,142
Corporate Office Properties Trust	325	7,651
Cousins Properties	725	7,525
Crown Castle International	4,335	348,101

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
DCT Industrial Trust	1,823	$57,315
DDR	1,300	20,098
Douglas Emmett	700	18,858
Duke Realty	1,400	25,998
DuPont Fabros Technology	1,560	45,942
EastGroup Properties	660	37,112
EPR Properties	1,295	70,940
Equity Lifestyle Properties	175	9,201
Equity One	375	8,753
Equity Residential	675	47,365
Essex Property Trust	125	26,563
Extra Space Storage	200	13,044
Federal Realty Investment Trust	75	9,607
First Industrial Realty Trust	800	14,984
First Potomac Realty Trust	425	4,377
General Growth Properties	1,475	37,849
Health Care REIT	200	13,126
Healthcare Realty Trust	400	9,304
Healthcare Trust of America Class A	387	9,269
Highwoods Properties	400	15,980
Host Hotels & Resorts	4,155	82,394
Kilroy Realty	225	15,109
Kimco Realty	725	16,341
Kite Realty Group Trust	1,982	48,500
LaSalle Hotel Properties	1,330	47,162
Lexington Realty Trust	850	7,208
Liberty Property Trust	175	5,639
LTC Properties	75	3,120
Macerich	200	14,920
National Retail Properties	1,895	66,344
Pebblebrook Hotel Trust	300	12,864
Post Properties	250	13,593
Prologis	950	35,245
PS Business Parks	125	9,019
Public Storage	175	32,265
Ramco-Gershenson Properties Trust	3,280	53,530
Regency Centers	325	19,169
RLJ Lodging Trust	450	13,401
Sabra Health Care REIT	200	5,148
Simon Property Group	600	103,812
SL Green Realty	275	30,220
Sovran Self Storage	590	51,277
Spirit Realty Capital	1,075	10,395
†Strategic Hotels & Resorts	1,150	13,938
Tanger Factory Outlet Centers	425	13,473
Taubman Centers	100	6,950
UDR	650	20,819
Urban Edge Properties	187	3,888
Ventas	600	37,254

LVIP Delaware Foundation® Moderate Allocation Fund––8

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Vornado Realty Trust	400	$37,972

		1,928,788

Road & Rail–0.21%
Hunt (J.B.) Transport Services	620	50,896
†Roadrunner Transportation Systems	1,225	31,605
†Swift Transportation	1,280	29,018
Union Pacific	1,200	114,444

		225,963

Semiconductors & Semiconductor Equipment–0.75%
†Applied Micro Circuits	6,510	43,943
Avago Technologies	910	120,966
Intel	13,050	396,916
Maxim Integrated Products	3,060	105,799
†MaxLinear Class A	1,145	13,855
†Semtech	2,160	42,876
†Silicon Laboratories	375	20,254
†Synaptics	735	63,750

		808,359

Software–1.80%
†Adobe Systems	2,595	210,221
CA	10,266	300,691
†Callidus Software	3,065	47,753
†Electronic Arts	4,908	326,382
†Guidewire Software	1,050	55,577
Intuit	1,995	201,036
Microsoft	11,409	503,707
†Proofpoint	930	59,213
†Qlik Technologies	930	32,513
†Salesforce.com	1,410	98,178
SS&C Technologies Holdings	755	47,187
†Tyler Technologies	425	54,987

		1,937,445

Specialty Retail–1.01%
†Boot Barn Holdings	1,755	56,160
DSW Class A	1,620	54,059
†Express	2,830	51,251
L Brands	3,386	290,282
Lowe’s	4,500	301,365
†Sally Beauty Holdings	4,525	142,899
Tractor Supply	1,110	99,833
†Urban Outfitters	2,470	86,450

		1,082,299

Technology Hardware, Storage & Peripherals–0.38%
Apple	2,480	311,054
EMC	3,870	102,129

		413,183

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods–0.38%
†G-III Apparel Group	1,125	$79,144
†Madden (Steven)	1,691	72,320
NIKE Class B	2,341	252,875

		404,339

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	1,335	52,933

		52,933

Total U.S. Markets (Cost $22,947,566)		35,022,789

§DEVELOPED MARKETS–10.81%
Aerospace & Defense–0.14%
Meggitt.	20,645	151,278

		151,278

Air Freight & Logistics–0.26%
Deutsche Post	9,511	277,761

		277,761

Airlines–0.09%
@WestJet Airlines Class VV	4,543	95,064

		95,064

Auto Components–0.20%
Sumitomo Rubber Industries	14,100	218,634

		218,634

Automobiles–0.37%
Toyota Motor	5,900	395,600

		395,600

Banks–1.53%
ING Groep CVA	16,654	274,874
Mitsubishi UFJ Financial Group	62,100	446,588
Nordea Bank	29,932	373,218
Standard Chartered	20,688	331,205
UniCredit	32,277	216,726

		1,642,611

Beverages–0.37%
Carlsberg Class B	2,731	247,846
Coca-Cola Amatil	21,786	153,752

		401,598

Construction & Engineering–0.24%
Vinci	4,548	262,955

		262,955

Containers & Packaging–0.23%
Rexam	28,755	249,377

		249,377

LVIP Delaware Foundation® Moderate Allocation Fund––9

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services–0.36%
Nippon Telegraph & Telephone	10,548	$382,251

		382,251

Energy Equipment & Services–0.12%
†Saipem	10,635	112,299
†Subsea 7	1,916	18,753

		131,052

Food & Staples Retailing–0.19%
Tesco	61,797	206,363

		206,363

Food Products–0.28%
Aryzta	5,994	295,565

		295,565

Household Durables–0.17%
Techtronic Industries	56,500	185,141

		185,141

Industrial Conglomerates–0.21%
Koninklijke Philips	8,885	225,961

		225,961

Insurance–0.35%
AXA	15,086	380,469

		380,469

IT Services–0.31%
†CGI Group Class A	8,565	334,935

		334,935

Life Sciences Tools & Services–0.06%
†ICON	920	61,916

		61,916

Media–0.09%
Publicis Groupe	1,373	101,479

		101,479

Metals & Mining–0.27%
Anglo American ADR	2,600	18,824
AuRico Gold	18,600	53,156
Rio Tinto.	4,374	179,634
Yamana Gold	12,526	37,702

		289,316

Multi-Utilities–0.11%
National Grid	9,000	115,551

		115,551

Oil, Gas & Consumable Fuels–0.29%
Suncor Energy	5,600	154,211

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL	3,187	$154,750

		308,961

Pharmaceuticals–2.28%
Novartis	4,019	396,140
Novo Nordisk ADR	5,964	326,589
Sanofi	3,619	355,889
STADA Arzneimittel	5,893	198,698
Teva Pharmaceutical Industries ADR	13,400	791,940
†Valeant Pharmaceuticals International	1,702	378,099

		2,447,355

Professional Services–0.28%
Teleperformance	4,202	296,757

		296,757

Road & Rail–0.26%
East Japan Railway	3,066	275,925

		275,925

Software–0.17%
Playtech	14,351	184,546

		184,546

Specialty Retail–0.32%
Nitori Holdings	4,240	345,882

		345,882

Textiles, Apparel & Luxury Goods–0.40%
Kering	806	143,854
Yue Yuen Industrial Holdings	87,000	291,257

		435,111

Tobacco–0.26%
Japan Tobacco	7,800	278,011

		278,011

Trading Companies & Distributors–0.37%
ITOCHU	22,214	293,608
Rexel	6,187	99,703

		393,311

Wireless Telecommunication Services–0.23%
Tele2 Class B	21,225	246,735

		246,735

Total Developed Markets (Cost $8,877,217)		11,617,471

×EMERGING MARKETS–7.25%
Airlines–0.03%
†Gol Linhas Aereas Inteligentes ADR	15,200	36,024

		36,024

LVIP Delaware Foundation® Moderate Allocation Fund—10

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Automobiles–0.10%
Hyundai Motor	239	$29,032
Mahindra & Mahindra	3,926	79,211

		108,243

Banks–0.94%
Akbank	29,356	84,887
Banco Santander Brasil ADR	10,400	56,576
Bangkok Bank	17,930	94,424
China Construction Bank	123,028	112,371
Grupo Financiero Banorte Class O	13,200	72,581
ICICI Bank ADR	10,700	111,494
Industrial & Commercial Bank of China	142,406	113,169
Itau Unibanco Holding ADR	7,908	86,593
KB Financial Group ADR	3,378	111,035
Powszechna Kasa Oszczednosci Bank Polski	3,384	28,000
@=Sberbank of Russia	40,380	52,953
Shinhan Financial Group	2,306	85,580

		1,009,663

Beverages–0.39%
Anadolu Efes Biracilik Ve Malt Sanayii	8,075	72,912
Cia Cervecerias Unidas ADR	2,000	42,360
Fomento Economico Mexicano ADR	1,100	97,999
@Lotte Chilsung Beverage	79	187,553
Tsingtao Brewery	3,305	20,061

		420,885

Building Products–0.14%
@KCC	331	145,161

		145,161

Chemicals–0.07%
Braskem ADR	5,600	48,496
Sociedad Quimica y Minera de Chile ADR	1,900	30,438

		78,934

Construction & Engineering–0.02%
†Empresas ICA ADR	5,600	17,528

		17,528

Construction Materials–0.23%
†Cemex ADR	8,467	77,561
†Cemex Latam Holdings	4,363	21,604
Siam Cement NVDR	1,700	26,154
Siam Cement-Foreign	2,399	36,766
Ultratech Cement	1,861	87,649

		249,734

Diversified Financial Services–0.09%
Reliance Capital	5,700	32,523

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Financial Services (continued)
Remgro	3,269	$68,786

		101,309

Diversified Telecommunication Services–0.12%
†KT ADR	3,900	49,413
Telefonica Brasil ADR	5,680	79,122

		128,535

Electronic Equipment, Instruments & Components–0.21%
Hon Hai Precision Industry	40,664	127,655
LG Display ADR	4,700	54,473
Samsung SDI	403	39,955

		222,083

Food & Staples Retailing–0.09%
Cia Brasileira de Distribuicao ADR	1,700	40,239
Wal-Mart de Mexico Class V	25,159	61,454

		101,693

Food Products–0.40%
BRF ADR	3,940	82,385
China Mengniu Dairy	18,000	89,752
@Lotte Confectionery	56	97,236
Tingyi Cayman Islands Holding	22,000	44,957
@Uni-President China Holdings	129,600	119,545

		433,875

Hotels, Restaurants & Leisure–0.04%
@Arcos Dorados Holdings	7,600	39,976

		39,976

Insurance–0.09%
Samsung Life Insurance	966	92,753

		92,753

Internet & Catalog Retail–0.02%
†Qunar Cayman Islands ADR	600	25,710

		25,710

Internet Software & Services–0.82%
†Baidu ADR	3,137	624,514
†SINA	1,900	101,773
†@Sohu.com	2,600	153,634

		879,921

IT Services–0.06%
†WNS Holdings ADR	2,320	62,060

		62,060

Media–0.20%
Grupo Televisa ADR	5,400	209,628

		209,628

LVIP Delaware Foundation® Moderate Allocation Fund––11

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining–0.08%
†Anglo American Platinum	936	$21,102
@Gerdau	3,700	7,222
Gerdau ADR	2,600	6,266
†Impala Platinum Holdings	2,203	9,835
Vale ADR	6,600	38,874

		83,299

Multiline Retail–0.08%
Woolworths Holdings	10,124	82,069

		82,069

Oil, Gas & Consumable Fuels–0.98%
Cairn India	9,018	25,759
China Petroleum & Chemical	60,750	52,431
CNOOC ADR	300	42,576
@Gazprom ADR	15,168	78,115
Lukoil ADR	1,700	76,347
PetroChina ADR	800	88,648
†Petroleo Brasileiro ADR	13,900	125,795
PTT-Foreign	8,224	87,350
#Reliance Industries GDR 144A	11,544	359,596
Rosneft GDR	9,900	40,788
Sasol ADR	1,600	59,296
Tambang Batubara Bukit Asam Persero	33,900	21,358

		1,058,059

Paper & Forest Products–0.04%
Nine Dragons Paper Holdings	48,000	41,985

		41,985

Personal Products–0.10%
†Hypermarcas	14,300	104,238

		104,238

Real Estate Management & Development–0.03%
#@=Etalon Group GDR 144A	3,000	5,550
@UEM Sunrise	101,006	26,084

		31,634

Semiconductors & Semiconductor Equipment–0.33%
MediaTek	9,000	122,917
Taiwan Semiconductor Manufacturing	20,204	91,869
Taiwan Semiconductor Manufacturing ADR	3,700	84,027
United Microelectronics	126,600	53,469

		352,282

Technology Hardware, Storage & Peripherals–0.44%
Samsung Electronics	420	475,674

		475,674

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Transportation Infrastructure–0.01%
†Rumo Logistica Operadora Multimodal	24,634	$10,139

		10,139

Wireless Telecommunication Services–1.10%
America Movil ADR	6,100	129,991
China Mobile	14,298	183,074
China Mobile ADR	2,100	134,589
MegaFon GDR	3,245	45,105
Mobile Telesystems ADR	3,100	30,318
SK Telecom ADR	15,800	391,682
Tim Participacoes ADR	9,000	147,240
Turkcell Iletisim Hizmetleri ADR	4,500	51,705
Vodacom Group	6,014	68,579

		1,182,283

Total Emerging Markets (Cost $7,420,953)		7,785,377

Total Common Stock (Cost $39,245,736)		54,425,637

CONVERTIBLE PREFERRED STOCK–0.16%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	250	9,883
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	181	9,124
ArcelorMittal 6.00% exercise price $19.98, expiration date 12/21/15	475	7,526
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	10	11,303
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	15	10,800
Dominion Resources 6.125% exercise price $64.99, expiration date 4/1/16	193	10,343
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	110	10,934
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	250	11,340
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	12	2,603
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	12	16,080

LVIP Delaware Foundation® Moderate Allocation Fund––12

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	545	$15,631
Maiden Holdings 7.25% exercise price $15.30, expiration date 9/15/16	450	24,863
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	172	11,610
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	17	19,975

Total Convertible Preferred Stock (Cost $206,209)		172,015

EXCHANGE-TRADED FUNDS–7.55%
iShares MSCI EAFE Growth Index ETF	59,665	4,169,390
iShares MSCI EAFE Index ETF	25,610	1,625,979
Vanguard FTSE Developed Markets ETF	58,355	2,313,776

Total Exchange-Traded Funds (Cost $6,010,505)		8,109,145

PREFERRED STOCK–0.22%
#Ally Financial 144A 7.00%	100	101,547
•Bank of America 6.10%	25,000	24,719
•Integrys Energy Group 6.00%	1,900	50,597
•Morgan Stanley 5.55%	15,000	14,910
National Retail Properties 5.70%	950	23,009
Public Storage 5.20%	1,000	23,290

Total Preferred Stock (Cost $233,538)		238,072

	Principal Amount°
AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1
0.527% 11/25/32	264	257

Total Agency Asset-Backed Security (Cost $264)		257

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.38%
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	8,700	10,151
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,849	4,375

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2003-26 AT 5.00% 11/25/32	9,299	$9,558
Series 2010-41 PN 4.50% 4/25/40	40,000	43,168
Series 2010-43 HJ 5.50% 5/25/40	6,583	7,431
•*Series 2012-122 SD 5.913% 11/25/42	83,869	20,010
*Series 2013-26 ID 3.00% 4/25/33	82,881	13,593
*Series 2013-38 AI 3.00% 4/25/33	78,918	12,809
*Series 2013-44 DI 3.00% 5/25/33	163,203	23,776
Series 2014-36 ZE 3.00% 6/25/44	33,056	28,623
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	2,965	3,367
Series 2326 ZQ 6.50% 6/15/31	13,060	14,842
Series 2557 WE 5.00% 1/15/18	6,025	6,259
Series 3656 PM 5.00% 4/15/40	56,936	62,874
Series 4065 DE 3.00% 6/15/32	5,000	4,899
*Series 4185 LI 3.00% 3/15/33	82,128	11,885
*Series 4191 CI 3.00% 4/15/33	84,338	12,284
¿Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	11,174	12,743
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	104,918

Total Agency Collateralized Mortgage Obligations (Cost $401,741)		407,565

AGENCY MORTGAGE-BACKED SECURITIES–6.40%
Fannie Mae 6.50% 8/1/17	1,019	1,050
Fannie Mae ARM
•2.088% 3/1/38	2,984	3,160
•2.315% 11/1/35	1,507	1,608
•2.357% 4/1/36	2,397	2,560
•2.416% 5/1/43	23,382	23,723
•2.546% 6/1/43	8,958	9,134
•3.191% 4/1/44	32,623	33,745
•3.265% 3/1/44	32,843	33,951
•3.293% 9/1/43	24,558	25,515
•5.645% 8/1/37	3,502	3,683
Fannie Mae Relocation 30 yr
5.00% 11/1/34	482	528
Fannie Mae S.F. 15 yr
2.50% 2/1/28	58,183	59,330
3.00% 5/1/28	5,615	5,831
3.50% 7/1/26	16,203	17,136

LVIP Delaware Foundation® Moderate Allocation Fund—13

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 4/1/24	7,077	$7,491
4.00% 5/1/25	12,169	13,004
4.00% 11/1/25	57,053	60,995
4.00% 12/1/26	20,180	21,368
4.00% 1/1/27	130,870	139,860
4.00% 5/1/27	43,257	46,225
4.00% 8/1/27	24,171	25,827
4.50% 4/1/18	1,697	1,768
5.50% 4/1/23	4,744	5,177
Fannie Mae S.F. 20 yr
3.00% 2/1/33	3,264	3,330
3.00% 8/1/33	11,152	11,377
3.50% 4/1/33	3,130	3,276
3.50% 9/1/33	15,965	16,743
4.00% 1/1/31	5,482	5,852
4.00% 2/1/31	15,561	16,510
5.00% 11/1/23	1,174	1,295
5.00% 2/1/30	8,817	9,737
6.00% 9/1/29	11,594	13,149
Fannie Mae S.F. 30 yr
3.00% 7/1/42	21,012	21,046
3.00% 10/1/42	338,730	339,287
3.00% 12/1/42	54,391	54,481
3.00% 1/1/43	130,060	130,234
3.00% 2/1/43	12,986	13,005
3.00% 4/1/43	81,051	81,147
3.00% 5/1/43	55,269	55,319
4.00% 5/1/43	16,987	18,096
4.00% 8/1/43	9,325	9,926
4.00% 7/1/44	37,291	39,740
4.50% 7/1/36	6,748	7,320
4.50% 11/1/40	16,206	17,560
4.50% 3/1/41	22,751	24,620
4.50% 4/1/41	48,529	52,607
4.50% 7/1/41	15,410	16,715
4.50% 10/1/41	5,011	5,439
4.50% 1/1/42	469,393	508,363
4.50% 9/1/42	297,941	323,380
4.50% 6/1/44	34,474	37,321
5.00% 2/1/35	5,613	6,221
5.00% 10/1/35	20,286	22,438
5.00% 11/1/35	10,006	11,067
5.00% 4/1/37	5,605	6,202
5.00% 8/1/37	15,069	16,666
5.00% 2/1/38	5,648	6,243
5.50% 12/1/32	1,083	1,221
5.50% 2/1/33	15,169	17,059
5.50% 11/1/34	5,988	6,751
5.50% 12/1/34	59,599	67,133
5.50% 3/1/35	3,114	3,506
5.50% 6/1/35	4,499	5,070

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/36	3,556	$4,003
5.50% 4/1/36	15,372	17,240
5.50% 7/1/36	1,728	1,946
5.50% 9/1/36	34,970	39,432
5.50% 11/1/36	4,902	5,500
5.50% 1/1/37	20,517	23,046
5.50% 2/1/37	13,120	14,719
5.50% 4/1/37	63,169	71,223
5.50% 8/1/37	249	281
5.50% 1/1/38	286	320
5.50% 2/1/38	10,926	12,301
5.50% 3/1/38	11,481	12,915
5.50% 6/1/38	44,486	49,886
5.50% 9/1/38	34,118	38,364
5.50% 1/1/39	19,558	21,988
5.50% 2/1/39	69,828	78,542
5.50% 10/1/39	52,325	58,664
5.50% 7/1/40	41,025	46,383
5.50% 9/1/41	195,550	219,384
6.00% 6/1/36	2,015	2,294
6.00% 11/1/36	25,984	29,553
6.00% 12/1/36	2,210	2,514
6.00% 2/1/37	6,761	7,689
6.00% 5/1/37	17,734	20,137
6.00% 6/1/37	1,261	1,447
6.00% 7/1/37	1,233	1,409
6.00% 8/1/37	14,776	16,787
6.00% 9/1/37	2,487	2,827
6.00% 11/1/37	2,979	3,397
6.00% 5/1/38	29,179	33,160
6.00% 7/1/38	830	942
6.00% 9/1/38	78,121	89,047
6.00% 10/1/38	25,451	28,936
6.00% 11/1/38	5,278	6,042
6.00% 1/1/39	10,746	12,199
6.00% 9/1/39	89,960	102,310
6.00% 3/1/40	9,142	10,385
6.00% 7/1/40	37,139	42,204
6.00% 9/1/40	8,394	9,551
6.00% 11/1/40	3,628	4,163
6.00% 5/1/41	90,422	102,899
6.50% 2/1/36	6,513	7,479
7.50% 6/1/31	5,271	6,373
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	1,240,000	1,235,374
3.00% 8/1/45	1,127,000	1,119,890
4.50% 7/1/45	50,000	54,055
4.50% 8/1/45	55,000	59,374
Freddie Mac ARM
•2.266% 10/1/36	3,617	3,862
•2.382% 7/1/36	2,411	2,570
•2.309% 4/1/34	904	961

LVIP Delaware Foundation® Moderate Allocation Fund—14

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.528% 1/1/44	67,876	$69,612
Freddie Mac S.F. 15 yr
3.50% 11/1/25	4,837	5,110
3.50% 6/1/26	5,613	5,929
3.50% 10/1/26	6,512	6,891
3.50% 1/1/27	6,328	6,682
4.00% 5/1/25	3,622	3,827
4.50% 8/1/24	19,768	21,185
4.50% 7/1/25	3,684	3,933
4.50% 6/1/26	9,230	9,895
4.50% 9/1/26	13,632	14,565
5.00% 6/1/18	1,262	1,318
Freddie Mac S.F. 20 yr
3.00% 6/1/34	14,393	14,636
3.50% 1/1/34	28,666	29,953
Freddie Mac S.F. 30 yr
3.00% 10/1/42	24,062	23,996
3.00% 11/1/42	19,903	19,848
4.50% 6/1/39	3,494	3,781
4.50% 10/1/39	8,892	9,624
4.50% 4/1/41	67,840	73,479
5.50% 3/1/34	2,407	2,711
5.50% 12/1/34	2,394	2,699
5.50% 6/1/36	1,571	1,761
5.50% 11/1/36	3,067	3,433
5.50% 12/1/36	767	858
5.50% 9/1/37	3,082	3,449
5.50% 4/1/38	11,151	12,480
5.50% 6/1/38	1,836	2,054
5.50% 7/1/38	11,365	12,715
5.50% 6/1/39	12,003	13,429
5.50% 3/1/40	8,093	9,056
5.50% 8/1/40	18,376	20,560
5.50% 1/1/41	8,270	9,254
5.50% 6/1/41	61,665	68,991
6.00% 2/1/36	5,072	5,782
6.00% 1/1/38	3,105	3,513
6.00% 6/1/38	8,953	10,134
6.00% 8/1/38	27,010	30,653
6.00% 5/1/40	3,776	4,274
6.00% 7/1/40	20,306	23,041
6.50% 4/1/39	14,173	16,279
7.00% 11/1/33	2,361	2,854
GNMA I S.F. 30 yr
5.00% 6/15/40	4,712	5,228
7.50% 1/15/32	1,522	1,887

Total Agency Mortgage-Backed Securities (Cost $6,829,761)		6,876,447

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.45%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	10,000	$10,130
Series 2006-4 A4 5.634% 7/10/46	8,714	8,941
•Series 2007-4 AM 6.003% 2/10/51	40,000	42,951
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	26,738
CD Commercial Mortgage Trust
•Series 2005-CD1 AJ 5.38% 7/15/44	50,000	50,323
•Series 2005-CD1 AM 5.38% 7/15/44	40,000	40,273
•Series 2005-CD1 C 5.38% 7/15/44	15,000	15,085
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.899% 12/10/49	20,000	21,182
Series 2014-GC25 A4 3.635% 10/10/47	40,000	41,026
Series 2015-GC27 A5 3.137% 2/10/48	15,000	14,732
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	30,000	31,162
Series 2014-CR20 A4 3.59% 11/10/47	60,000	61,228
Series 2014-CR20 AM 3.938% 11/10/47	80,000	82,351
Series 2014-CR21 A3 3.528% 12/10/47	35,000	35,554
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	98,150
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	26,108
•Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38	25,000	25,043
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	100,000	111,596
#•Series 2011-LC1A C 144A 5.735% 11/10/46	100,000	111,107
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.781% 11/25/49	25,000	27,092

LVIP Delaware Foundation® Moderate Allocation Fund—15

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2011-K15 B 144A 5.098% 8/25/44	10,000	$10,938
#•Series 2011-K703 B 144A 5.045% 7/25/44	10,000	10,718
#•Series 2012-K18 B 144A 4.41% 1/25/45	20,000	21,105
#•Series 2012-K19 B 144A 4.176% 5/25/45	10,000	10,482
#•Series 2012-K22 B 144A 3.812% 8/25/45	35,000	35,641
#•Series 2012-K22 C 144A 3.812% 8/25/45	25,000	24,816
#•Series 2012-K707 B 144A 4.019% 1/25/47	15,000	15,629
#•Series 2012-K708 B 144A 3.887% 2/25/45	55,000	57,078
#•Series 2012-K708 C 144A 3.887% 2/25/45	10,000	10,219
#•Series 2013-K26 C 144A 3.723% 12/25/45	15,000	14,728
#•Series 2013-K30 C 144A 3.667% 6/25/45	30,000	28,923
#•Series 2013-K31 C 144A 3.74% 7/25/46	60,000	58,498
#•Series 2013-K33 B 144A 3.619% 8/25/46	25,000	24,706
#•Series 2013-K33 C 144A 3.619% 8/25/46	15,000	14,500
#•Series 2013-K712 144A 3.484% 5/25/45	70,000	71,251
#•Series 2013-K713 144A 3.274% 4/25/46	65,000	65,485
#•Series 2013-K713 C 144A 3.274% 4/25/46	40,000	39,351
#•Series 2014-K716 C 144A 4.086% 8/25/47	20,000	20,175
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	100,000	102,883
GS Mortgage Securities Trust •Series 2006-GG6 A4 5.553% 4/10/38	20,000	20,113
#Series 2010-C1 A2 144A 4.592% 8/10/43	150,000	164,615
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	100,000	100,346
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	100,000	97,064

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	19,856	$19,807
•Series 2014-C22 B 4.713% 9/15/47	10,000	10,411
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.672% 8/12/37	10,000	10,914
•Series 2005-LDP4 AJ 5.04% 10/15/42	90,000	90,183
•Series 2005-LDP5 D 5.567% 12/15/44	20,000	20,243
Series 2006-LDP8 AM 5.44% 5/15/45	194,000	201,596
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	3,127	3,161
•Series 2006-C6 AJ 5.452% 9/15/39	30,000	31,167
Series 2006-C6 AM 5.413% 9/15/39	45,000	47,013
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	10,000	10,159
Series 2015-C22 A3 3.046% 5/15/46	20,000	19,569
Series 2015-C22 A4 3.306% 5/15/46	30,000	29,770
Series 2015-C23 A4 3.719% 7/15/50	90,000	92,293
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.362% 11/14/42	50,000	50,381
•Series 2006-T21 AM 5.204% 10/12/52	30,000	30,514
•Series 2006-T23 A4 6.01% 8/12/41	22,377	23,098
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A3 2.918% 10/15/45	20,000	20,120
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	20,000	21,092

Total Commercial Mortgage-Backed Securities (Cost $2,661,714)		2,631,527

CONVERTIBLE BONDS–0.53%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	28,000	28,053

LVIP Delaware Foundation® Moderate Allocation Fund—16

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	16,000	$15,050
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	8,000	8,190
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	16,000	16,810
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	13,000	20,767
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	24,000	25,065
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	21,000	20,186
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	11,000	10,849
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	15,000	16,734
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	18,000	17,483
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	15,000	13,087
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	11,000	10,477
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	14,000	19,127
GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	11,000	12,059
fGeneral Cable 4.50% exercise price $34.17, expiration date 11/15/29	21,000	17,509
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	5,000	25,791
Healthsouth 2.00% exercise price $38.82, expiration date 11/30/43	11,000	14,046
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	6,000	15,656

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Intel 3.25% exercise price $21.47, expiration date 8/1/39	6,000	$9,139
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	22,000	25,616
Jefferies Group 3.875% exercise price $44.83, expiration date 10/31/29	14,000	14,341
#Liberty Interactive 144A 1.00% exercise price $64.28, expiration date 9/28/43	16,000	15,630
#Microchip Technology 144A 1.625% exercise price $67.68, expiration date 2/13/25	8,000	8,110
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	3,000	15,261
Novellus Systems 2.625% exercise price $34.78, expiration date 5/14/41	10,000	23,831
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	23,000	29,325
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	11,000	12,877
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	4,000	5,287
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	17,000	16,554
SanDisk 1.50% exercise price $50.94, expiration date 8/11/17	4,000	5,193
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	13,000	12,269
Spirit Realty Capital 3.75% exercise price $13.08, expiration date 5/13/21	15,000	14,025
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	3,000	2,477
TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19	17,000	16,926
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	12,000	8,033
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	15,000	16,500

LVIP Delaware Foundation® Moderate Allocation Fund—17

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19	7,000	$10,347

Total Convertible Bonds (Cost $490,960)		568,680

CORPORATE BONDS–19.42%
Aerospace & Defense–0.17%
#DigitalGlobe 144A 5.25% 2/1/21	75,000	73,781
Embraer Netherlands Finance 5.05% 6/15/25	35,000	35,000
TransDigm
6.00% 7/15/22	30,000	29,775
6.50% 7/15/24	20,000	19,850
United Technologies
4.15% 5/15/45	30,000	28,718

		187,124

Air Freight & Logistics–0.04%
#Aviation Capital Group 144A 6.75% 4/6/21	35,000	40,024

		40,024

Airlines–0.12%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	25,000	24,563
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	19,414	19,414
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27	30,000	29,625
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	15,000	15,150
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26	45,000	44,550

		133,302

Auto Components–0.42%
American Axle & Manufacturing 6.25% 3/15/21	25,000	26,375
Dana Holding 5.50% 12/15/24	12,000	11,850
Delphi
4.15% 3/15/24	40,000	41,422
5.00% 2/15/23	20,000	21,350
Lear 5.25% 1/15/25	90,000	88,875
Magna International
3.625% 6/15/24	65,000	64,136
#Schaeffler Finance 144A
4.75% 5/15/23	200,000	196,000

		450,008

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles–0.35%
Daimler 2.75% 12/10/18	NOK	200,000	$26,567
#Fiat Chrysler Automobiles 144A 4.50% 4/15/20		200,000	199,500
Ford Motor 7.45% 7/16/31		45,000	57,647
#Hyundai Capital America 144A 2.55% 2/6/19		45,000	45,390
Toyota Finance Australia
2.25% 8/31/16	NOK	30,000	3,862
3.04% 12/20/16	NZD	60,000	40,129

			373,095

Biotechnology–0.23%
Amgen 2.70% 5/1/22		30,000	29,048
Celgene
3.95% 10/15/20		150,000	159,566
4.625% 5/15/44		15,000	14,369
Immucor 11.125% 8/15/19		45,000	47,925

			250,908

Building Products–0.04%
#Builders FirstSource 144A 7.625% 6/1/21		15,000	15,600
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,054

			40,654

Capital Markets–0.21%
Affiliated Managers Group 3.50% 8/1/25		40,000	38,819
Bank of New York Mellon 2.15% 2/24/20		10,000	9,901
E*TRADE Financial 4.625% 9/15/23		25,000	24,625
Goldman Sachs Group 5.15% 5/22/45		40,000	38,733
Jefferies Group
5.125% 1/20/23		20,000	20,680
6.45% 6/8/27		30,000	32,710
6.50% 1/20/43		10,000	9,801
Lazard Group
3.75% 2/13/25		10,000	9,535
6.85% 6/15/17		19,000	20,766
State Street 3.10% 5/15/23		25,000	24,517

			230,087

Chemicals–0.48%
CF Industries
6.875% 5/1/18		105,000	118,280
7.125% 5/1/20		30,000	35,674
Chemours
#144A 6.625% 5/15/23		5,000	4,856
#144A 7.00% 5/15/25		15,000	14,587

LVIP Delaware Foundation® Moderate Allocation Fund—18

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
#Evolution Escrow Issuer 144A 7.50% 3/15/22		35,000	$33,250
#Grace (W.R.) 144A 5.125% 10/1/21		15,000	15,150
LyondellBasell Industries 4.625% 2/26/55		55,000	48,640
Methanex 4.25% 12/1/24		50,000	49,667
#NOVA Chemicals 144A 5.00% 5/1/25		88,000	88,550
PolyOne 5.25% 3/15/23		15,000	14,925
PPG Industries 2.30% 11/15/19		35,000	35,092
Rockwood Specialties Group 4.625% 10/15/20		30,000	31,275
Tronox Finance 6.375% 8/15/20		25,000	23,313

			513,259

Commercial Banks–0.83%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	20,806
BB&T 5.25% 11/1/19		117,000	129,006
#BBVA Banco Continental 144A 5.00% 8/26/22		25,000	26,017
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	163,125
City National 5.25% 9/15/20		40,000	45,364
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	110,000	14,431
4.25% 1/13/22	AUD	24,000	18,776
Northern Trust 3.95% 10/30/25		35,000	36,210
PNC Funding 5.625% 2/1/17		38,000	40,399
#•PNC Preferred Funding Trust II 144A 1.508% 3/31/49		100,000	90,250
Santander Holdings USA 3.45% 8/27/18		40,000	41,305
U.S. Bancorp 3.60% 9/11/24		80,000	80,515
•USB Capital IX 3.50% 10/29/49		140,000	115,745
Wells Fargo 4.75% 8/27/24	AUD	10,000	8,025
•5.875% 12/29/49		20,000	20,501
Zions Bancorp 4.50% 6/13/23		40,000	40,912

			891,387

Commercial Services & Supplies–0.43%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18		200,000	194,000
CDK Global 4.50% 10/15/24		35,000	35,113
HD Supply 7.50% 7/15/20 11.50% 7/15/20		10,000 25,000	10,625 29,000
#Prestige Brands 144A 5.375% 12/15/21		50,000	50,250

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Spectrum Brands 6.375% 11/15/20		20,000	$21,250
United Rentals North America
4.625% 7/15/23		30,000	29,531
5.50% 7/15/25		44,000	42,680
5.75% 11/15/24		45,000	44,550

			456,999

Communications Equipment–0.25%
Cisco Systems
1.65% 6/15/18		50,000	50,199
2.45% 6/15/20		25,000	25,195
3.50% 6/15/25		25,000	25,301
QUALCOMM
3.00% 5/20/22		140,000	139,180
3.45% 5/20/25		30,000	29,271

			269,146

Computers & Peripherals–0.09%
Apple 3.45% 2/9/45		10,000	8,497
Seagate HDD Cayman
#144A 4.75% 1/1/25		75,000	74,680
#144A 4.875% 6/1/27		15,000	14,613

			97,790

Construction & Engineering–0.27%
AECOM
#144A 5.75% 10/15/22		225,000	228,375
#144A 5.875% 10/15/24		57,000	57,926

			286,301

Construction Materials–0.19%
#Cemex 144A 4.375% 3/5/23	EUR	100,000	107,614
MUFG Americas Holdings
2.25% 2/10/20		30,000	29,674
3.00% 2/10/25		65,000	61,118

			198,406

Consumer Finance–0.20%
Ally Financial 4.125% 2/13/22		10,000	9,625
General Motors Financial
3.45% 4/10/22		65,000	63,785
4.00% 1/15/25		50,000	49,158
4.375% 9/25/21		30,000	31,222
SunTrust Banks 2.35% 11/1/18		60,000	60,427

			214,217

Containers & Packaging–0.17%
Ball 5.25% 7/1/25		85,000	84,150
#BWAY Holding 144A
9.125% 8/15/21		45,000	46,575
#Plastipak Holdings 144A
6.50% 10/1/21		25,000	25,563

LVIP Delaware Foundation® Moderate Allocation Fund—19

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
#Sealed Air 144A 5.50% 9/15/25		30,000	$30,300

			186,588

Diversified Consumer Services–0.12%
#Red de Carreteras de Occidente
144A 9.00% 6/10/28	MXN	2,000,000	125,672

			125,672

Diversified Financial Services–1.36%
Bank of America 3.95% 4/21/25		170,000	164,070
Citigroup 4.40% 6/10/25		40,000	39,930
#ERAC USA Finance 144A
3.30% 10/15/22		95,000	93,327
General Electric Capital
2.10% 12/11/19		35,000	35,256
4.25% 1/17/18	NZD	40,000	27,621
5.55% 5/4/20		25,000	28,569
6.00% 8/7/19		50,000	57,186
•7.125% 12/15/49		100,000	115,500
Goldman Sachs Group
5.20% 12/17/19	NZD	31,000	21,720
•5.375% 5/10/20		85,000	84,078
JPMorgan Chase
•0.909% 1/28/19		25,000	24,977
4.125% 12/15/26		215,000	211,881
4.95% 6/1/45		10,000	9,758
•5.30% 12/29/49		30,000	29,853
•6.75% 8/29/49		10,000	10,697
Morgan Stanley
•1.128% 1/24/19		26,000	26,013
2.80% 6/16/20		50,000	50,088
4.35% 9/8/26		120,000	117,843
5.00% 9/30/21	AUD	25,000	20,079
National Rural Utilities Cooperative Finance
2.85% 1/27/25		40,000	38,482
•4.75% 4/30/43		50,000	50,000
#Peachtree Corners Funding
Trust 144A 3.976% 2/15/25		100,000	99,363
#SUAM Finance 144A
4.875% 4/17/24		100,000	101,000

			1,457,291

Diversified Telecommunication Services–1.09%
AT&T
3.40% 5/15/25		100,000	95,568
4.35% 6/15/45		65,000	55,707
4.50% 5/15/35		45,000	41,499
Bell Canada 3.35% 3/22/23	CAD	18,000	14,730
CenturyLink
5.80% 3/15/22		105,000	100,669
6.75% 12/1/23		30,000	30,206
Hughes Satellite Systems
7.625% 6/15/21		10,000	11,039

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Intelsat Luxembourg
8.125% 6/1/23	85,000	$70,975
Level 3 Financing
5.375% 8/15/22	25,000	25,344
#144A 5.375% 5/1/25	20,000	19,300
Motorola Solutions
4.00% 9/1/24	60,000	58,309
SBA Tower Trust
#144A 2.24% 4/16/18	35,000	34,870
#144A 2.898% 10/15/19	25,000	25,125
#SES 144A 3.60% 4/4/23	70,000	71,207
Telefonica Emisiones
6.421% 6/20/16	10,000	10,458
#UPCB Finance IV 144A
5.375% 1/15/25	200,000	191,900
Verizon Communications
4.40% 11/1/34	35,000	32,504
4.862% 8/21/46	275,000	258,374
Windstream
7.50% 4/1/23	5,000	4,387
7.75% 10/1/21	20,000	18,400

		1,170,571

Electric Utilities–1.51%
#AES Gener 144A 5.25% 8/15/21	45,000	47,696
#American Transmission Systems
144A 5.25% 1/15/22	75,000	82,804
Berkshire Hathaway Energy
3.75% 11/15/23	145,000	148,658
Cleveland Electric Illuminating
5.50% 8/15/24	35,000	40,163
ComEd Financing III
6.35% 3/15/33	50,000	51,387
#•Electricite de France 144A
5.25% 12/29/49	100,000	100,500
Entergy 4.00% 7/15/22	35,000	35,322
Entergy Louisiana 4.05% 9/1/23	90,000	94,812
Exelon 3.95% 6/15/25	35,000	35,277
Great Plains Energy
4.85% 6/1/21	45,000	49,406
Indiana Michigan Power
3.20% 3/15/23	55,000	54,603
IPALCO Enterprises
5.00% 5/1/18	35,000	37,100
ITC Holdings 3.65% 6/15/24	50,000	49,598
LG&E & KU Energy
4.375% 10/1/21	130,000	141,183
#Metropolitan Edison 144A
4.00% 4/15/25	35,000	34,980
NextEra Energy Capital Holdings
2.40% 9/15/19	55,000	54,995
3.625% 6/15/23	25,000	24,989

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
NV Energy 6.25% 11/15/20	45,000	$52,183
Pennsylvania Electric 5.20% 4/1/20	75,000	82,194
Public Service of New Hampshire 3.50% 11/1/23	30,000	30,837
Public Service of Oklahoma 5.15% 12/1/19	60,000	66,654
Southern 2.75% 6/15/20	175,000	175,621
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	24,884
Xcel Energy 3.30% 6/1/25	110,000	108,292

		1,624,138

Electronic Equipment, Instruments & Components–0.12%
#Flextronics International 144A 4.75% 6/15/25	50,000	49,735
Molex Electronic Technologies
#144A 2.878% 4/15/20	50,000	49,287
#144A 3.90% 4/15/25	35,000	33,981

		133,003

Energy Equipment & Services–0.12%
Bristow Group 6.25% 10/15/22	40,000	39,800
Ensco 4.70% 3/15/21	55,000	56,092
Exterran Partners 6.00% 4/1/21	10,000	9,700
Weatherford International Bermuda 4.50% 4/15/22	20,000	18,808

		124,400

Food & Staples Retailing–0.08%
#JBS USA Finance 144A 5.875% 7/15/24	90,000	90,787

		90,787

Food Products–0.28%
Campbell Soup 3.30% 3/19/25	55,000	53,982
Darling Ingredients 5.375% 1/15/22	10,000	10,037
#JBS USA Finance 144A 5.75% 6/15/25	40,000	39,638
Smucker (J.M.)
#144A 3.00% 3/15/22	15,000	14,739
#144A 3.50% 3/15/25	65,000	63,809
#144A 4.25% 3/15/35	130,000	122,080

		304,285

Gas Utilities–0.03%
AmeriGas Finance 7.00% 5/20/22	25,000	26,625

		26,625

Health Care Equipment & Supplies–0.48%
Becton Dickinson 6.375% 8/1/19	70,000	80,727

Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific 2.65% 10/1/18	15,000	$15,228
6.00% 1/15/20	65,000	73,678
Kinetic Concepts 10.50% 11/1/18	30,000	32,101
Mallinckrodt International Finance
#144A 4.875% 4/15/20	20,000	20,426
#144A 5.50% 4/15/25	65,000	63,294
#Medtronic 144A 3.15% 3/15/22	60,000	60,323
Zimmer Biomet Holdings
3.15% 4/1/22	15,000	14,777
3.375% 11/30/21	70,000	69,892
4.625% 11/30/19	80,000	87,067

		517,513

Health Care Providers & Services–0.46%
Community Health Systems 6.875% 2/1/22	40,000	42,300
DaVita HealthCare Partners
5.00% 5/1/25	125,000	120,625
5.125% 7/15/24	45,000	44,325
#Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22	20,000	21,300
HCA 5.375% 2/1/25	105,000	106,974
HealthSouth
5.125% 3/15/23	10,000	9,975
5.75% 11/1/24	10,000	10,250
Highmark
#144A 4.75% 5/15/21	40,000	41,088
#144A 6.125% 5/15/41	15,000	14,796
#Milacron 144A 7.75% 2/15/21	20,000	20,700
Tenet Healthcare 6.00% 10/1/20	53,000	56,644

		488,977

Hotels, Restaurants & Leisure–0.55%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	25,000	18,875
#Landry’s 144A 9.375% 5/1/20	45,000	48,487
Marriott International
3.375% 10/15/20	40,000	41,192
McDonald’s 3.375% 5/26/25	165,000	161,573
MGM Resorts International 6.00% 3/15/23	80,000	81,400
Starbucks 2.70% 6/15/22	45,000	44,915
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	35,000	33,805
4.50% 10/1/34	5,000	4,676
Wynn Las Vegas
5.375% 3/15/22	10,000	10,200
#144A 5.50% 3/1/25	150,000	143,625

		588,748

LVIP Delaware Foundation® Moderate Allocation Fund—21

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables–0.09%
Harman International
Industries 4.15% 5/15/25	50,000	$49,374
Spectrum Brands
6.625% 11/15/22	40,000	42,800

		92,174

Independent Power & Renewable Electricity Producers–0.09%
Dynegy
#144A 6.75% 11/1/19	10,000	10,455
#144A 7.375% 11/1/22	15,000	15,787
#144A 7.625% 11/1/24	65,000	69,063

		95,305

Independent Power Producers & Energy Traders–0.19%
AES 5.50% 4/15/25	195,000	186,225
Calpine 5.375% 1/15/23	20,000	19,750

		205,975

Industrial Conglomerates–0.03%
#Gates Global 144A
6.00% 7/15/22	40,000	36,400

		36,400

Insurance–0.59%
Berkshire Hathaway Finance
2.90% 10/15/20	50,000	51,540
#HUB International 144A
7.875% 10/1/21	35,000	35,787
#Liberty Mutual Group 144A
4.95% 5/1/22	15,000	16,149
MetLife
6.40% 12/15/36	50,000	55,000
6.817% 8/15/18	130,000	149,687
Prudential Financial
4.50% 11/15/20	20,000	21,904
•5.375% 5/15/45	30,000	29,625
•5.875% 9/15/42	40,000	42,472
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,280
#144A 4.125% 11/1/24	75,000	75,682
#USI 144A 7.75% 1/15/21	5,000	5,094
•Voya Financial 5.65% 5/15/53	30,000	30,787
XLIT
4.45% 3/31/25	65,000	64,558
•6.50% 12/29/49	25,000	21,453

		635,018

Internet & Catalog Retail–0.11%
#Netflix 144A 5.875% 2/15/25	115,000	119,613

		119,613

Internet Software & Services–0.28%
Baidu 2.75% 6/9/19	200,000	200,470

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
Equinix 5.375% 4/1/23	98,000	$98,490

		298,960

IT Services–0.18%
First Data
11.25% 1/15/21	43,000	47,837
11.75% 8/15/21	17,000	19,167
Fiserv 3.85% 6/1/25	35,000	35,122
Xerox 6.35% 5/15/18	85,000	94,790

		196,916

Machinery–0.14%
Crane
2.75% 12/15/18	10,000	10,206
4.45% 12/15/23	55,000	57,393
Ingersoll-Rand Global Holding
4.25% 6/15/23	10,000	10,385
LSB Industries 7.75% 8/1/19	10,000	10,650
Meritor 6.75% 6/15/21	15,000	15,413
Parker Hannifin 3.30% 11/21/24	5,000	5,023
Trinity Industries 4.55% 10/1/24	45,000	43,493

		152,563

Media–1.35%
CC Holdings GS V
3.849% 4/15/23	15,000	14,754
CCO Holdings
#144A 5.125% 5/1/23	45,000	43,875
5.25% 9/30/22	15,000	14,813
#Columbus International 144A
7.375% 3/30/21	200,000	215,750
Comcast 3.375% 8/15/25	200,000	197,613
#Cox Communications 144A
3.85% 2/1/25	15,000	14,444
CSC Holdings 5.25% 6/1/24	100,000	96,500
DISH DBS 5.00% 3/15/23	55,000	51,013
Gray Television 7.50% 10/1/20	65,000	69,144
Interpublic Group
2.25% 11/15/17	25,000	25,224
Lamar Media 5.00% 5/1/23	25,000	24,813
#MDC Partners 144A
6.75% 4/1/20	20,000	20,000
#Nielsen Finance 144A
5.00% 4/15/22	30,000	29,513
Scripps Networks Interactive
2.80% 6/15/20	20,000	19,725
3.95% 6/15/25	30,000	29,522
#SES GLOBAL Americas
Holdings 144A 5.30% 3/25/44	80,000	80,959
Sinclair Television Group
5.375% 4/1/21	20,000	20,225
#144A 5.625% 8/1/24	25,000	24,531

LVIP Delaware Foundation® Moderate Allocation Fund—22

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio
#144A 5.375% 4/15/25	130,000	$125,775
#144A 6.00% 7/15/24	55,000	55,687
Time Warner 3.60% 7/15/25	130,000	126,712
Time Warner Cable 5.50% 9/1/41	25,000	23,395
#Tribune Media 144A 5.875% 7/15/22	70,000	70,700
#Univision Communications 144A 5.125% 5/15/23	20,000	19,500
WPP Finance 2010 5.625% 11/15/43	35,000	37,911

		1,452,098

Metals & Mining–0.24%
ArcelorMittal 10.60% 6/1/19	65,000	78,081
#Gerdau Holdings 144A 7.00% 1/20/20	100,000	109,000
#Lundin Mining 144A 7.50% 11/1/20	22,000	23,760
Novelis 8.75% 12/15/20	30,000	31,875
Ryerson
9.00% 10/15/17	15,000	15,150
11.25% 10/15/18	3,000	3,045

		260,911

Multiline Retail–0.02%
Target 2.30% 6/26/19	20,000	20,284

		20,284

Multi-Utilities–0.62%
Ameren Illinois 9.75% 11/15/18	170,000	213,062
American Water Capital 3.40% 3/1/25	40,000	39,978
Dominion Resources 1.90% 6/15/18	140,000	140,275
#DTE Energy 144A 3.30% 6/15/22	40,000	40,386
•Integrys Energy Group 6.11% 12/1/66	60,000	57,019
NiSource Finance 6.125% 3/1/22	40,000	46,271
SCANA 4.125% 2/1/22	55,000	55,483
WEC Energy Group
2.45% 6/15/20	15,000	14,988
3.55% 6/15/25	20,000	19,989
•6.25% 5/15/67	45,000	42,075

		669,526

Oil, Gas & Consumable Fuels–2.26%
California Resources
5.50% 9/15/21	20,000	17,504
6.00% 11/15/24	25,000	21,625

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Chaparral Energy 7.625% 11/15/22	5,000	$3,625
Chesapeake Energy
4.875% 4/15/22	55,000	47,987
5.75% 3/15/23	40,000	36,400
Chevron 1.961% 3/3/20	40,000	39,698
Columbia Pipeline Group
#144A 2.45% 6/1/18	15,000	15,126
#144A 3.30% 6/1/20	20,000	20,100
#144A 4.50% 6/1/25	20,000	19,714
Continental Resources 4.50% 4/15/23	85,000	82,090
Ecopetrol 5.375% 6/26/26	40,000	39,650
•Enbridge Energy Partners 8.05% 10/1/37	95,000	97,850
Energy Transfer Partners
4.75% 1/15/26	15,000	14,875
6.125% 12/15/45	5,000	5,025
9.70% 3/15/19	48,000	59,227
EnLink Midstream Partners 4.15% 6/1/25	35,000	34,146
•Enterprise Products Operating 7.034% 1/15/68	110,000	118,525
Exxon Mobil 2.397% 3/6/22	25,000	24,548
Freeport-McMoran Oil & Gas 6.50% 11/15/20	23,000	24,380
#Kinder Morgan 144A 5.00% 2/15/21	25,000	26,480
Kinder Morgan Energy Partners 9.00% 2/1/19	95,000	114,216
Laredo Petroleum 7.375% 5/1/22	40,000	42,300
Marathon Oil 3.85% 6/1/25	70,000	68,746
MarkWest Energy Partners 4.875% 12/1/24	85,000	83,513
Murphy Oil USA 6.00% 8/15/23	50,000	52,125
Newfield Exploration
5.375% 1/1/26	50,000	49,750
5.625% 7/1/24	40,000	40,600
Noble Energy 5.05% 11/15/44	35,000	33,660
Noble Holding International 4.00% 3/16/18	10,000	10,245
Northern Oil and Gas 8.00% 6/1/20	15,000	13,725
Oasis Petroleum 6.875% 3/15/22	45,000	45,900
Occidental Petroleum 3.50% 6/15/25	30,000	29,934
PDC Energy 7.75% 10/15/22	10,000	10,500
Petrobras Global Finance
3.00% 1/15/19	46,000	42,626
4.875% 3/17/20	70,000	66,734
5.375% 1/27/21	10,000	9,643

LVIP Delaware Foundation® Moderate Allocation Fund—23

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos 6.50% 6/2/41	20,000	$20,900
Plains All American Pipeline 8.75% 5/1/19	95,000	116,095
Pride International 6.875% 8/15/20	70,000	80,144
Regency Energy Partners
5.50% 4/15/23	40,000	40,912
5.875% 3/1/22	30,000	31,978
#Sabine Pass Liquefaction 144A 5.625% 3/1/25	60,000	59,625
Shell International Finance 3.25% 5/11/25	70,000	69,465
Sunoco Logistics Partners Operations 3.45% 1/15/23	95,000	90,051
Talisman Energy
3.75% 2/1/21	40,000	39,648
5.50% 5/15/42	60,000	54,185
Valero Energy
3.65% 3/15/25	35,000	34,101
4.90% 3/15/45	35,000	32,923
Western Gas Partners 3.95% 6/1/25	25,000	24,091
Williams Partners
4.00% 9/15/25	15,000	14,079
7.25% 2/1/17	85,000	92,136
#Woodside Finance 144A 8.75% 3/1/19	85,000	102,792
YPF
#144A 8.75% 4/4/24	30,000	30,525
#144A 8.875% 12/19/18	25,000	26,625

		2,423,067

Paper & Forest Products–0.30%
Georgia-Pacific 8.00% 1/15/24	110,000	141,735
International Paper
3.80% 1/15/26	135,000	132,556
5.00% 9/15/35	25,000	24,569
Masco 4.45% 4/1/25	25,000	25,125

		323,985

Pharmaceuticals–0.35%
AbbVie 3.20% 11/6/22	55,000	54,549
Actavis Funding
3.45% 3/15/22	35,000	34,720
3.80% 3/15/25	60,000	59,058
Baxalta
#144A 3.60% 6/23/22	15,000	15,014
#144A 4.00% 6/23/25	40,000	39,783
EMD Finance
#144A 2.95% 3/19/22	25,000	24,507
#144A 3.25% 3/19/25	30,000	29,154

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Express Scripts Holding
2.25% 6/15/19	35,000	$34,749
3.50% 6/15/24	20,000	19,598
Omnicare 5.00% 12/1/24	25,000	27,000
#Valeant Pharmaceuticals International 144A 5.875% 5/15/23	40,000	41,100

		379,232

Real Estate Investment Trusts–0.78%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	84,393
American Tower
2.80% 6/1/20	10,000	9,872
4.00% 6/1/25	15,000	14,691
#American Tower Trust I 144A 3.07% 3/15/23	50,000	49,125
AvalonBay Communities
3.45% 6/1/25	35,000	34,488
3.50% 11/15/24	30,000	29,972
Carey (W.P.) 4.60% 4/1/24	35,000	35,204
CBL & Associates
4.60% 10/15/24	45,000	44,391
5.25% 12/1/23	10,000	10,300
Corporate Office Properties
3.60% 5/15/23	35,000	32,046
5.25% 2/15/24	45,000	46,112
DDR
7.50% 4/1/17	20,000	21,932
7.875% 9/1/20	70,000	85,784
Education Realty Operating Partnership 4.60% 12/1/24	40,000	40,353
Excel Trust 4.625% 5/15/24	25,000	23,764
GEO Group
5.125% 4/1/23	30,000	30,075
5.875% 10/15/24	25,000	25,875
Hospitality Properties Trust 4.50% 3/15/25	40,000	39,422
Host Hotels & Resorts
3.75% 10/15/23	30,000	29,482
4.75% 3/1/23	80,000	84,565
Regency Centers 5.875% 6/15/17	15,000	16,220
Weyerhaeuser 4.625% 9/15/23	50,000	53,253

		841,319

Semiconductors & Semiconductor Equipment–0.12%
#Micron Technology 144A 5.25% 8/1/23	135,000	129,769

		129,769

LVIP Delaware Foundation® Moderate Allocation Fund—24

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.19%
Oracle
2.50% 5/15/22	25,000	$24,298
2.95% 5/15/25	80,000	77,091
3.25% 5/15/30	40,000	36,846
4.125% 5/15/45	50,000	46,480
4.30% 7/8/34	20,000	19,761

		204,476

Specialty Retail–0.27%
#Family Tree Escrow 144A 5.75% 3/1/23	15,000	15,750
QVC
4.375% 3/15/23	85,000	83,679
5.45% 8/15/34	50,000	45,501
Sally Holdings 5.75% 6/1/22	15,000	15,713
Signet UK Finance 4.70% 6/15/24	125,000	126,457

		287,100

Textiles, Apparel & Luxury Goods–0.08%
#INVISTA Finance 144A 4.25% 10/15/19	45,000	44,550
#Levi Strauss 144A 5.00% 5/1/25	40,000	38,900

		83,450

Tobacco–0.10%
Reynolds American
2.30% 6/12/18	80,000	80,655
4.45% 6/12/25	25,000	25,520

		106,175

Wireless Telecommunication Services–0.35%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	206,755
Sprint
7.125% 6/15/24	60,000	55,806
7.875% 9/15/23	35,000	34,223
T-Mobile USA
6.125% 1/15/22	70,000	72,450
6.836% 4/28/23	10,000	10,537

		379,771

Total Corporate Bonds (Cost $20,879,702)		20,865,392

MUNICIPAL BONDS–0.43%
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	25,000	27,894
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	20,000	15,197
5.75% 6/1/47	20,000	16,563

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	75,000	$82,108
5.00% 6/1/45	25,000	27,219
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	20,000	20,327
New York City, New York Series I 5.00% 8/1/22	15,000	17,660
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	35,000	38,633
New York State Thruway Authority Series A 5.00% 5/1/19	20,000	22,605
Oregon State Taxable Pension 5.892% 6/1/27	35,000	41,756
State of California 5.00% 3/1/45	40,000	44,530
State of Maryland Local Facilities Series A 5.00% 8/1/21	20,000	23,803
State of Texas Transportation Commission Series A 5.00% 10/1/44	60,000	67,603
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	15,000	17,995

Total Municipal Bonds (Cost $461,461)		463,893

NON-AGENCY ASSET-BACKED SECURITIES–1.51%
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	100,000	100,270
•American Express Credit Account Master Trust Series 2012-3 B 0.686% 3/15/18	100,000	99,998
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.426% 5/15/20	125,000	124,800
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,678
BA Credit Card Trust
•Series 2014-A2 A 0.456% 9/16/19	30,000	29,967
•Series 2014-A3 A 0.474% 1/15/20	35,000	34,978
•Series 2015-A1 A 0.516% 6/15/20	125,000	125,100
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	100,000	100,425
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.226% 7/15/20	100,000	99,344

LVIP Delaware Foundation® Moderate Allocation Fund—25

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
•Series 2014-A5 A5 0.556% 4/15/21	100,000	$99,850
Series 2015-A4 A 1.84% 4/15/22	100,000	98,928
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.437% 11/23/18	100,000	99,951
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	29,910
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.637% 10/20/19	50,000	49,910
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	49,250	48,669
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	103	104
Mid-State Trust Series 11 A1 4.864% 7/15/38	11,027	11,684
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	99,576
#•PFS Financing Series 2015-AA A 144A 0.806% 4/15/20	100,000	99,981
Synchrony Credit Card Master Note Trust Series 2015-2 A 1.60% 4/15/21	100,000	99,939
#Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45	65,000	64,902

Total Non-Agency Asset-Backed Securities (Cost $1,619,950)		1,617,964

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.24%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	8,939	9,113
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	7,217	7,427
Series 2005-6 7A1 5.50% 7/25/20	1,260	1,257
●ChaseFlex Trust Series 2006-1 A4 4.869% 6/25/36	100,000	86,172
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	25,400	25,450

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#•GSMPS Mortgage Loan Trust Series 1998-3 A 7.75% 9/19/27		7,239	$7,516
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36		28,044	28,938
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33		3,019	3,006
#•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44		72,760	73,016
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		13,702	13,987

Total Non-Agency Collateralized Mortgage Obligations (Cost $221,550)			255,882

rREGIONAL BONDS–0.09%
Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	21,000	17,082
Queensland Treasury #144A 4.75% 7/21/25	AUD	15,000	12,677

			29,759

Canada–0.06%
Province of Ontario Canada 3.45% 6/2/45	CAD	11,000	9,248
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	54,709

			63,957

Total Regional Bonds (Cost $101,058)			93,716

«SENIOR SECURED LOANS–4.22%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		63,538	63,819
Air Medical Group Holdings Tranche B Ist Lien 4.50% 4/28/22		65,000	64,648
Aramark Tranche E 3.25% 9/7/19		58,200	58,231
BJ’s Wholesale Club 8.50% 3/31/20		65,000	65,695
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		327,322	327,506
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		44,550	38,202
Calpine Construction Finance Tranche B 3.00% 5/3/20		97,802	96,070

LVIP Delaware Foundation® Moderate Allocation Fund—26

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	45,000	$44,213
Community Health Systems Tranche F 1st Lien 3.25% 12/31/18	21,554	21,580
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	67,556	67,650
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	124,301	124,668
Dynegy Tranche B2 4.00% 4/23/20	129,669	130,028
Emdeon 1st Lien 3.75% 11/2/18	62,630	62,637
Energy Transfer Equity 1st Lien 3.25% 12/2/19	220,000	218,571
FCA US Tranche B 1st Lien 3.50% 5/24/17	4,886	4,885
First Data Tranche B 1st Lien 4.00% 3/24/21	217,237	218,029
Flying Fortress 1st Lien 3.50% 6/30/17	130,000	130,325
Gardner Denver 1st Lien 4.25% 7/30/20	174,114	170,136
HCA Tranche B4 2.75% 5/1/18	88,425	88,516
HCA Tranche B5 1st Lien 2.75% 3/31/17	96,285	96,388
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	193,233	193,536
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	194,025	194,541
iHeartCommunications Tranche D 6.75% 1/30/19	115,000	106,545
Immucor Tranche B2 5.00% 8/19/18	38,757	38,951
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	110,553	109,873
JLL/Delta Dutch Newco 1st Lien 4.25% 3/11/21	173,250	172,316
KIK Custom Products 1st Lien 5.50% 4/29/19	123,119	123,581
Landry’s Tranche B 4.00% 4/24/18	29,952	30,080
Level 3 Financing Tranche B 4.00% 1/15/20	60,000	60,094
MPH Acquisition Tranche B 3.75% 3/31/21	202,934	202,028
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20	64,836	64,545
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	39,501	38,991
Novelis Tranche B 1st Lien 4.00% 6/2/22	166,000	165,507

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Numericable 4.50% 5/21/20		80,021	$80,321
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		69,229	69,489
Panda Liberty Tranche B 7.50% 8/21/20		5,000	5,013
Republic of Angola (Unsecured) 6.25% 12/16/23		72,000	70,920
Scientific Games International 6.00% 10/18/20		59,100	59,177
Univision Communications Tranche C4 4.00% 3/1/20		192,508	191,270
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		39,005	39,038
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20		222,772	222,189
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		207,522	207,507

Total Senior Secured Loans (Cost $4,518,060)			4,537,309

rSOVEREIGN BONDS–1.06%
Australia–0.02%
Australia Government Bond
3.25% 4/21/25	AUD	26,000	20,464
3.75% 4/21/37	AUD	4,000	3,142

			23,606

Brazil–0.08%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	94,000	28,724
10.00% 1/1/23	BRL	100,000	28,391
10.00% 1/1/25	BRL	100,000	27,843

			84,958

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	11,000	9,682

			9,682

Colombia–0.04%
Colombia Government International Bond
4.375% 3/21/23	COP	75,000,000	26,154
9.85% 6/28/27	COP	33,000,000	15,606

			41,760

Dominican Republic–0.09%
#Dominican Republic International Bond 144A 5.50% 1/27/25		100,000	100,750

			100,750

LVIP Delaware Foundation® Moderate Allocation Fund—27

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Germany–0.01%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	12,000	$13,040

			13,040

Indonesia–0.06%
Indonesia Treasury Bond 8.375% 3/15/24	IDR	791,000,000	59,575

			59,575

Italy–0.12%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	115,000	124,887

			124,887

Japan–0.01%
Japan Government Forty Year Bond 1.40% 3/20/55	JPY	1,850,000	14,376

			14,376

Mexico–0.08%
Mexican Bonos 7.50% 6/3/27	MXN	1,169,000	81,896

			81,896

Norway–0.02%
Kommunalbanken 5.00% 3/28/19	NZD	22,000	15,687
#Norway Government Bond 144A 2.00% 5/24/23	NOK	33,000	4,323

			20,010

Poland–0.04%
Poland Government Bond 3.25% 7/25/25	PLN	151,000	40,103

			40,103

Portugal–0.00%
#Portugal Government International Bond 144A 5.125% 10/15/24		4,000	4,100

			4,100

Republic of Korea–0.05%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	67,817,728	58,401

			58,401

Senegal–0.18%
#Senegal Government International Bond 144A 6.25% 7/30/24		200,000	192,600

			192,600

		Principal Amount°	Value (U.S. $)

rSOVEREIGN BONDS (continued)
South Africa–0.11%
South Africa Government Bond 8.00% 1/31/30	ZAR	1,525,000	$118,394

			118,394

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	140,000	17,774

			17,774

United Kingdom–0.12%
United Kingdom Gilt
3.25% 1/22/44	GBP	18,100	31,381
3.50% 1/22/45	GBP	18,700	34,003
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	40,442	68,755

			134,139

Total Sovereign Bonds (Cost $1,205,820)			1,140,051

SUPRANATIONAL BANKS–0.14%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	2,000,000	31,330
7.375% 4/15/19	IDR	240,000,000	17,370
Inter-American Development Bank
6.00% 9/5/17	INR	2,600,000	40,449
7.25% 7/17/17	IDR	370,000,000	27,004
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	40,000	28,371
International Finance 3.625% 5/20/20	NZD	11,000	7,462

Total Supranational Banks (Cost $165,360)			151,986

U.S. TREASURY OBLIGATIONS–1.36%
U.S. Treasury Bonds
3.00% 5/15/45		280,000	274,444
3.125% 8/15/44		200,000	200,359
U.S. Treasury Notes
1.50% 5/31/20		145,000	144,218
1.625% 6/30/20		221,000	221,000
2.125% 5/15/25		635,000	623,540

Total U.S. Treasury Obligations (Cost $1,466,280)			1,463,561

LVIP Delaware Foundation® Moderate Allocation Fund—28

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

Number of Contracts

OPTION PURCHASED–0.00%
Currency Call Option–0.00%
U.S. Treasury 10 yr Notes, strike price $127.50, expires 7/24/15 (AFI)	17	$6,109

Total Option Purchased (Cost $5,098)		6,109

Number of Shares		Value (U.S. $)

MONEY MARKET FUND–5.04%
Dreyfus Treasury & Agency Cash Management – Institutional Shares	5,411,161	$5,411,161

Total Money Market Fund (Cost $5,411,161)		5,411,161

TOTAL VALUE OF SECURITIES–101.85% (Cost $92,135,928)	109,436,369
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.85%)	(1,986,534)

NET ASSETS APPLICABLE TO 6,729,969 SHARES OUTSTANDING–100.00%	$107,449,835

NET ASSET VALUE PER SHARE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND STANDARD CLASS ($98,738,560 / 6,194,265 Shares)	$15.940

NET ASSET VALUE PER SHARE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND SERVICE CLASS ($8,711,275 / 535,704 Shares)	$16.261

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$82,303,408
Undistributed net investment income	1,251,478
Accumulated net realized gain on investments.	6,594,816
Net unrealized appreciation of investments and derivatives.	17,300,133

Total net assets	$107,449,835

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $8,886,631, which represents 8.27% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

r	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«

Includes $422,904 cash pledged as collateral, $372,564 due to custodian, $104 foreign currencies pledged as collateral, $4,204,793 payable for securities purchased and $246,017 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $1,216,394, which represents 1.13% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $58,503, which represents 0.05% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2015.

LVIP Delaware Foundation® Moderate Allocation Fund —29

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(81,774)	USD	62,374	7/31/15	$ (582)
BAML	CAD	(121,776)	USD	97,983	7/31/15	543
BAML	EUR	874	USD	(979)	7/31/15	(5)
BAML	NZD	(123,301)	USD	87,046	7/31/15	3,726
BNP	AUD	485	USD	(370)	7/31/15	3
BNP	NOK	(234,687)	USD	29,725	7/31/15	(181)
BNP	NZD	50,723	USD	(35,811)	7/31/15	(1,536)
DB	MXN	(159,894)	USD	10,168	7/31/15	19
HSBC	GBP	(35,382)	USD	54,033	7/31/15	(1,543)
JPMC	KRW	(65,187,280)	USD	58,011	7/31/15	(170)
JPMC	PLN	(26,137)	USD	7,014	7/31/15	71
JPMC	SEK	(152,412)	USD	18,252	7/31/15	(139)
TD	CAD	73,494	USD	(59,149)	7/31/15	(342)
TD	EUR	(132,420)	USD	148,430	7/31/15	792
TD	JPY	(1,839,899)	USD	14,715	7/31/15	(329)
TD	MXN	641,107	USD	(40,900)	7/2/15	(115)
TD	ZAR	(496,832)	USD	40,900	7/31/15	284
						$ 496

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
6 Euro-Bund	$1,015,596	$1,016,378	9/9/15	$782
15 U.S. Treasury 5 yr Notes	1,790,568	1,788,867	9/30/15	(1,701)
9 U.S. Treasury 10 yr Notes	1,135,376	1,135,547	9/21/15	171

	$3,941,540			$(748)

LVIP Delaware Foundation® Moderate Allocation Fund—30

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)

	Protection Purchased:
JPMC	ICE-CDX.NA.HY.24		227,700	5.00%	6/20/20	$(445)
JPMC	ICE-iTraxx EUR Crossover Series 23	EUR	200,000	5.00%	6/20/20	3,911

						$3,466

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ADR–American Depositary Receipt

AFI–Advantage Futures

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

LVIP Delaware Foundation® Moderate Allocation Fund—31

LVIP Delaware Foundation® Moderate Allocation Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund––32

LVIP Delaware Foundation® Moderate

Allocation Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$857,704
Interest	725,354
Foreign tax withheld	(38,754)

1,544,304

EXPENSES:
Management fees	410,084
Pricing fees	42,892
Professional fees	30,370
Custodian fees	21,593
Reports and statements to shareholders	17,169
Accounting and administration expenses	13,113
Distribution fees-Service Class	10,286
Trustees’ fees and expenses	1,272
Consulting fees	891
Other	719

548,389
Less management fees waived	(54,678)
Less expenses reimbursed	(84,277)

Total operating expenses	409,434

NET INVESTMENT INCOME	1,134,870

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,455,180
Foreign currencies*	(104,139)
Foreign currency exchange contracts	21,732
Futures contracts	(42,753)
Swap contracts	(496)

Net realized gain.	4,329,524

Net change in unrealized appreciation (depreciation) of:
Investments	(3,309,315)
Foreign currencies	7,780
Foreign currency exchange contracts	(16,795)
Futures contracts	18,854
Swap contracts	3,466

Net change in unrealized appreciation (depreciation)	(3,296,010)

NET REALIZED AND UNREALIZED GAIN	1,033,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,168,384

* Includes $355 currency taxes paid.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate

Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,134,870	$2,210,417
Net realized gain	4,329,524	4,482,980
Net change in unrealized appreciation (depreciation)	(3,296,010)	(1,658,298)

Net increase in net assets resulting from operations	2,168,384	5,035,099

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,081,254)
Service Class	—	(129,702)
Net realized gain:
Standard Class	—	(4,125,994)
Service Class	—	(277,663)

	—	(6,614,613)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,376,962	12,369,489
Service Class	1,268,869	2,344,417
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,207,248
Service Class	—	407,365

	7,645,831	21,328,519

Cost of shares redeemed:
Standard Class	(12,146,201)	(18,068,483)
Service Class	(228,905)	(306,782)

	(12,375,106)	(18,375,265)

Increase (decrease) in net assets derived from capital share transactions	(4,729,275)	2,953,254

NET INCREASE (DECREASE) IN NET ASSETS	(2,560,891)	1,373,740
NET ASSETS:
Beginning of period	110,010,726	108,636,986

End of period	$107,449,835	$110,010,726

Undistributed net investment income	$1,251,478	$116,608

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—33

LVIP Delaware Foundation® Moderate Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$15.631	$15.878	$14.477	$13.334	$13.650	$12.613

Income (loss) from investment operations:
Net investment income[2]	0.167	0.325	0.295	0.303	0.320	0.334
Net realized and unrealized gain (loss)	0.142	0.409	1.746	1.199	(0.286)	1.044

Total from investment operations	0.309	0.734	2.041	1.502	0.034	1.378

Less dividends and distributions from:
Net investment income	—	(0.325)	(0.290)	(0.339)	(0.350)	(0.341)
Net realized gain	—	(0.656)	(0.350)	(0.020)	—	—

Total dividends and distributions	—	(0.981)	(0.640)	(0.359)	(0.350)	(0.341)

Net asset value, end of period	$15.940	$15.631	$15.878	$14.477	$13.334	$13.650

Total return[3]	1.98%	4.63%	14.24%	11.30%	0.27%	11.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,739	$102,477	$103,403	$89,494	$112,260	$101,545
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.94%	1.00%	1.00%	0.97%	1.00%
Ratio of net investment income to average net assets	2.09%	2.01%	1.92%	2.15%	2.31%	2.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.84%	1.80%	1.65%	1.88%	2.07%	2.31%
Portfolio turnover	61%	117%	163%	161%	143%	148%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–34

LVIP Delaware Foundation® Moderate Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$15.966	$16.198	$ 14.761	$ 13.589	$13.905	$ 12.855

Income (loss) from investment operations:
Net investment income[2]	0.150	0.290	0.262	0.274	0.289	0.312
Net realized and unrealized gain (loss)	0.145	0.418	1.777	1.221	(0.289)	1.057

Total from investment operations	0.295	0.708	2.039	1.495	—	1.369

Less dividends and distributions from:
Net investment income	—	(0.284)	(0.252)	(0.303)	(0.316)	(0.319)
Net realized gain	—	(0.656)	(0.350)	(0.020)	—	—

Total dividends and distributions	—	(0.940)	(0.602)	(0.323)	(0.316)	(0.319)

Net asset value, end of period	$16.261	$15.966	$ 16.198	$ 14.761	$13.589	$13.905

Total return[3]	1.85%	4.38%	13.96%	11.03%	0.02%	10.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 8,711	$ 7,534	$ 5,234	$ 2,665	$ 1,047	$ 373
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.23%	1.19%	1.25%	1.25%	1.22%	1.25%
Ratio of net investment income to average net assets	1.84%	1.76%	1.67%	1.90%	2.06%	2.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.59%	1.55%	1.40%	1.63%	1.82%	2.06%
Portfolio turnover.	61%	117%	163%	161%	143%	148%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–35

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Delaware Foundation® Moderate Allocation Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement

LVIP Delaware Foundation® Moderate Allocation Fund–36

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The gains or losses attributable to the change in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidlines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $249 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of average daily net assets for the Standard Class and 0.98% for the Service Class. The agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of Board and LIAC.

Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust, and its affiliate, Jackson Square Partners, LLC (JSP), are responsible for the day-to-day management of the Fund’s investment portfolio. LIAC, not the Fund, pays DIFA and JSP a fee based on the Fund’s average daily net assets.

LVIP Delaware Foundation® Moderate Allocation Fund–37

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$2,452
Legal	673

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,536 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$26,327
Management fees payable to LIAC	58,241
Distribution fees payable to LFD	1,788
Printing and mailing fees payble to Lincoln Life	6,194

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$57,391,639
Purchases of U.S. government securities	9,067,424
Sales other than U.S. government securities	60,190,472
Sales of U.S. government securities	11,271,786

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost of investments	$92,293,727

Aggregate unrealized appreciation	$20,766,001
Aggregate unrealized depreciation	(3,623,359)

Net unrealized appreciation	$17,142,642

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP Delaware Foundation® Moderate Allocation Fund–38

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$1,116,230	$—	$—	$1,116,230
Air Freight & Logistics	163,724	—	—	163,724
Auto Components	440,699	—	—	440,699
Automobiles	87,959	—	—	87,959
Banks	1,648,601	—	—	1,648,601
Beverages	137,210	—	—	137,210
Biotechnology	1,705,764	—	—	1,705,764
Building Products	113,930	—	—	113,930
Capital Markets	851,061	—	—	851,061
Chemicals	725,873	—	—	725,873
Commercial Services & Supplies	543,968	—	—	543,968
Communications Equipment	1,150,814	—	—	1,150,814
Construction & Engineering	94,442	—	—	94,442
Consumer Finance	103,805	—	—	103,805
Containers & Packaging	83,526	—	—	83,526
Diversified Financial Services	368,733	—	—	368,733
Diversified Telecommunication Services	860,773	—	—	860,773
Electric Utilities	387,832	—	—	387,832
Electrical Equipment	64,790	—	—	64,790
Electronic Equipment, Instruments & Components	120,153	—	—	120,153
Energy Equipment & Services	475,646	—	—	475,646
Food & Staples Retailing	1,028,641	—	—	1,028,641
Food Products	1,065,797	—	—	1,065,797
Gas Utilities	16,816	—	—	16,816
Health Care Equipment & Supplies	648,922	—	—	648,922
Health Care Providers & Services	1,360,248	—	—	1,360,248
Hotels, Restaurants & Leisure	565,172	—	—	565,172
Household Products	214,863	—	—	214,863
Industrial Conglomerates	176,956	—	—	176,956
Insurance	1,111,235	—	—	1,111,235
Internet & Catalog Retail	813,904	—	—	813,904
Internet Software & Services	1,951,466	—	—	1,951,466
IT Services	1,587,187	—	—	1,587,187
Leisure Products	25,414	—	—	25,414
Life Sciences Tools & Services	131,058	—	—	131,058
Machinery	415,168	—	—	415,168
Media	599,448	—	—	599,448
Metals & Mining	111,903	—	—	111,903
Multiline Retail	194,161	—	—	194,161
Multi-Utilities	49,725	—	—	49,725

LVIP Delaware Foundation® Moderate Allocation Fund–39

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$2,475,574	$—	$—	$2,475,574
Paper & Forest Products	130,449	—	—	130,449
Pharmaceuticals	2,026,926	—	—	2,026,926
Professional Services	222,914	—	—	222,914
Real Estate Investment Trusts	1,928,788	—	—	1,928,788
Road & Rail	225,963	—	—	225,963
Semiconductors & Semiconductor Equipment	808,359	—	—	808,359
Software	1,937,445	—	—	1,937,445
Specialty Retail	1,082,299	—	—	1,082,299
Technology Hardware, Storage & Peripherals	413,183	—	—	413,183
Textiles, Apparel & Luxury Goods	404,339	—	—	404,339
Trading Companies & Distributors	52,933	—	—	52,933
Developed Markets
Aerospace & Defense	151,278	—	—	151,278
Air Freight & Logistics	277,761	—	—	277,761
Airlines	95,064	—	—	95,064
Auto Components	218,634	—	—	218,634
Automobiles	395,600	—	—	395,600
Banks	1,642,611	—	—	1,642,611
Beverages	401,598	—	—	401,598
Construction & Engineering	262,955	—	—	262,955
Containers & Packaging	249,377	—	—	249,377
Diversified Telecommunication Services	382,251	—	—	382,251
Energy Equipment & Services	131,052	—	—	131,052
Food & Staples Retailing	206,363	—	—	206,363
Food Products	295,565	—	—	295,565
Household Durables	185,141	—	—	185,141
Industrial Conglomerates	225,961	—	—	225,961
Insurance	380,469	—	—	380,469
IT Services	334,935	—	—	334,935
Life Sciences Tools & Services	61,916	—	—	61,916
Media	101,479	—	—	101,479
Metals & Mining	289,316	—	—	289,316
Multi-Utilities	115,551	—	—	115,551
Oil, Gas & Consumable Fuels	308,961	—	—	308,961
Pharmaceuticals	2,447,355	—	—	2,447,355
Professional Services	296,757	—	—	296,757
Road & Rail	275,925	—	—	275,925
Software	184,546	—	—	184,546
Specialty Retail	345,882	—	—	345,882
Textiles, Apparel & Luxury Goods	435,111	—	—	435,111
Tobacco	278,011	—	—	278,011
Trading Companies & Distributors	393,311	—	—	393,311
Wireless Telecommunication Services	246,735	—	—	246,735
Emerging Markets
Airlines	36,024	—	—	36,024
Automobiles	108,243	—	—	108,243
Banks	956,710	52,953	—	1,009,663
Beverages	420,885	—	—	420,885
Building Products	145,161	—	—	145,161
Chemicals	78,934	—	—	78,934
Construction & Engineering	17,528	—	—	17,528
Construction Materials	249,734	—	—	249,734
Diversified Financial Services	101,309	—	—	101,309
Diversified Telecommunication Services	128,535	—	—	128,535

LVIP Delaware Foundation® Moderate Allocation Fund–40

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Electronic Equipment, Instruments & Components	$222,083	$—	$—	$222,083
Food & Staples Retailing	101,693	—	—	101,693
Food Products	433,875	—	—	433,875
Hotels, Restaurants & Leisure	39,976	—	—	39,976
Insurance	92,753	—	—	92,753
Internet & Catalog Retail	25,710	—	—	25,710
Internet Software & Services	879,921	—	—	879,921
IT Services	62,060	—	—	62,060
Media	209,628	—	—	209,628
Metals & Mining	83,299	—	—	83,299
Multiline Retail	82,069	—	—	82,069
Oil, Gas & Consumable Fuels	970,709	87,350	—	1,058,059
Paper & Forest Products	41,985	—	—	41,985
Personal Products	104,238	—	—	104,238
Real Estate Management & Development	26,084	5,550	—	31,634
Semiconductors & Semiconductor Equipment	352,282	—	—	352,282
Technology Hardware, Storage & Peripherals	475,674	—	—	475,674
Transportation Infrastructure	10,139	—	—	10,139
Wireless Telecommunication Services	1,182,283	—	—	1,182,283
Convertible Preferred Stock	139,783	32,232	—	172,015
Exchange-Traded Funds	8,109,145	—	—	8,109,145
Preferred Stock	96,896	141,176	—	238,072
Agency Asset-Backed Security	—	257	—	257
Agency Collateralized Mortgage Obligations	—	407,565	—	407,565
Agency Mortgage-Backed Securities	—	6,876,447	—	6,876,447
Commercial Mortgage-Backed Securities	—	2,631,527	—	2,631,527
Convertible Bonds	—	568,680	—	568,680
Corporate Bonds	—	20,865,392	—	20,865,392
Municipal Bonds	—	463,893	—	463,893
Non-Agency Asset-Backed Securities	—	1,617,964	—	1,617,964
Non-Agency Collateralized Mortgage Obligations	—	255,882	—	255,882
Regional Bonds	—	93,716	—	93,716
Senior Secured Loans	—	4,466,389	70,920	4,537,309
Sovereign Bonds	—	1,140,051	—	1,140,051
Supranational Banks	—	151,986	—	151,986
U.S. Treasury Obligations	—	1,463,561	—	1,463,561
Option Purchased	—	6,109	—	6,109
Money Market Fund	5,411,161	—	—	5,411,161

Total	$68,036,769	$41,328,680	$70,920	$109,436,369

Foreign Currency Exchange Contracts	$—	$496	$—	$496

Futures Contracts	$(748)	$—	$—	$(748)

Swap Contracts	$—	$3,466	$—	$3,466

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Foundation® Moderate Allocation Fund–41

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	397,527	765,551
Service Class	77,713	142,247
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	391,596
Service Class	—	25,190

	475,240	1,324,584

Shares redeemed:
Standard Class	(759,302)	(1,113,636)
Service Class	(13,876)	(18,698)

	(773,178)	(1,132,334)

Net increase (decrease)	(297,938)	192,250

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2015, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the

LVIP Delaware Foundation® Moderate Allocation Fund–42

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

There were no transactions in options written during the six months ended June 30, 2015.

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to a central counterparty for CDS basket trades, as determined by an applicable central counterparty. At June 30, 2015, net unrealized appreciation of CDS contracts was $3,466. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2015, the Fund would have received $427,700 less the value of the contracts related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its positions in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$5,438	Liabilities net of receivables and other assets	$(4,942)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	953	Liabilities net of receivables and other assets	(1,701)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	3,911	Liabilities net of receivables and other assets	(445)

Total		$10,302		$(7,088)

LVIP Delaware Foundation® Moderate Allocation Fund–43

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$21,732	$(16,795)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(104,992)	22,880
Interest rate contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	62,239	(4,026)
Credit contracts (Swap contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(496)	3,466

Total		$(21,517)	$5,525

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

		Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	101,303	USD	784,519
Futures contracts (average notional value)		2,397,270		2,270,989
Options contracts (average notional value)		1,146		—
CDS contracts (average notional value)*	EUR	30,645	EUR	—
	USD	1,836	USD	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP Delaware Foundation® Moderate Allocation Fund–44

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2015 , the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$4,269	$(587)	$3,682
BNP Paribas	3	(1,717)	(1,714)
Deutsche Bank	19	—	19
Hong Kong Shanghai Bank	—	(1,543)	(1,543)
JPMorgan Chase Bank	4,935	(2,455)	2,480
Toronto Dominion Bank	1,076	(786)	290

Total	$10,302	$(7,088)	$3,214

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill
Lynch	$3,682	$—	$—	$—	$—	$3,682
BNP Paribas	(1,714)	—	—	—	—	(1,714)
Deutsche Bank	19	—	—	—	—	19
Hong Kong Shanghai Bank	(1,543)	—	—	—	—	(1,543)
JPMorgan Chase Bank	2,480	—	—	—	—	2,480
Toronto Dominion Bank	290	—	—	—	—	290

Total	$3,214	$—	$—	$—	$—	$3,214

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard and Poor’s Financial Services LLC and/or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely effected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material

LVIP Delaware Foundation® Moderate Allocation Fund–45

LVIP Delaware Foundation® Moderate Allocation Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–46

LVIP Dimensional U.S. Core Equity 1 Fund (formerly LVIP Delaware Growth and Income Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Dimensional U.S. Core Equity 1 Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov

LVIP Dimensional U.S. Core Equity 1 Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,013.40	0.38%	$1.90
Service Class Shares	1,000.00	1,011.70	0.73%	3.64
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.17	0.73%	3.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.57%
Aerospace & Defense	2.62%
Air Freight & Logistics	0.75%
Airlines	0.72%
Auto Components	0.82%
Automobiles	0.62%
Banks	5.86%
Beverages	1.60%
Biotechnology	2.58%
Building Products	0.42%
Capital Markets	2.00%
Chemicals	2.83%
Commercial Services & Supplies	1.25%
Communications Equipment	1.22%
Construction & Engineering	0.41%
Construction Materials	0.15%
Consumer Finance	0.88%
Containers & Packaging	1.71%
Distributors	0.17%
Diversified Consumer Services	0.30%
Diversified Financial Services	1.31%
Diversified Telecommunication Services	1.90%
Electric Utilities	1.28%
Electrical Equipment	0.73%
Electronic Equipment, Instruments & Components	1.16%
Energy Equipment & Services	1.29%
Food & Staples Retailing	1.78%
Food Products	1.60%
Gas Utilities	0.42%
Health Care Equipment & Supplies	1.99%
Health Care Providers & Services	3.28%
Health Care Technology	0.18%
Hotels, Restaurants & Leisure	2.54%
Household Durables	0.82%
Household Products	1.40%
Independent Power & Renewable Electricity Producers	0.25%
Industrial Conglomerates	1.32%
Insurance	3.42%
Internet & Catalog Retail	1.17%
Internet Software & Services	1.89%
IT Services	3.70%
Leisure Products	0.24%
Life Sciences Tools & Services	0.71%
Machinery	2.74%
Marine	0.04%

Security Type/Sector	Percentage of Net Assets
Media	3.40%
Metals & Mining	0.68%
Multiline Retail	0.87%
Multi-Utilities	0.91%
Oil, Gas & Consumable Fuels	6.19%
Paper & Forest Products	0.24%
Personal Products	0.22%
Pharmaceuticals	3.73%
Professional Services	0.66%
Real Estate Management & Development	0.26%
Road & Rail	1.20%
Semiconductors & Semiconductor Equipment	2.73%
Software	3.51%
Specialty Retail	3.64%
Technology Hardware, Storage & Peripherals	4.15%
Textiles, Apparel & Luxury Goods	1.08%
Thrifts & Mortgage Finance	0.31%
Tobacco	0.91%
Trading Companies & Distributors	0.48%
Transportation Infrastructure	0.02%
Water Utilities	0.12%
Wireless Telecommunication Services	0.19%
Right	0.00%
Money Market Fund	0.26%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	3.25%
Exxon Mobil	1.58%
Microsoft	1.35%
MeadWestvaco	0.98%
Johnson & Johnson	0.88%
Wells Fargo	0.87%
Verizon Communications	0.84%
Intel	0.82%
AT&T	0.82%
JPMorgan Chase	0.81%
Total	12.20%

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.57%
Aerospace & Defense–2.62%
AAR	6,789	$216,365
†Aerojet Rocketdyne Holdings	9,478	195,342
†Aerovironment	2,215	57,767
†Astronics	1,674	118,670
B/E Aerospace	6,033	331,212
Boeing	39,223	5,441,015
Cubic	4,997	237,757
Curtiss-Wright	6,659	482,378
†DigitalGlobe	10,882	302,411
†Ducommun	1,600	41,072
†Esterline Technologies	5,038	480,323
General Dynamics	13,232	1,874,842
HEICO	2,773	161,666
HEICO Class A	4,578	232,425
Hexcel	12,095	601,605
Honeywell International	38,684	3,944,607
Huntington Ingalls Industries	9,025	1,016,125
†KLX	6,809	300,481
†Kratos Defense & Security Solutions	5,182	32,647
L-3 Communications Holdings	7,310	828,808
Lockheed Martin	15,824	2,941,682
†Moog Class A	5,219	368,879
Northrop Grumman	9,036	1,433,381
Orbital ATK	9,194	674,472
Precision Castparts	7,519	1,502,823
Raytheon	14,474	1,384,872
Rockwell Collins	11,575	1,068,951
†Spirit AeroSystems Holdings Class A	7,938	437,463
†Teledyne Technologies	4,923	519,426
Textron	22,144	988,287
†TransDigm Group	3,095	695,354
Triumph Group	6,690	441,473
United Technologies	44,053	4,886,799

		34,241,380

Air Freight & Logistics–0.75%
†Air Transport Services Group	11,784	123,614
†Atlas Air Worldwide Holdings	3,789	208,243
†Echo Global Logistics	1,983	64,765
Expeditors International of Washington	11,713	540,028
FedEx	19,659	3,349,894
Forward Air	4,152	216,984
†Hub Group Class A	4,075	164,385
Park-Ohio Holdings	500	24,230
Robinson (C.H.) Worldwide	11,156	696,023
United Parcel Service Class B	39,912	3,867,872
†UTi Worldwide	7,989	79,810
†XPO Logistics	9,607	434,044

		9,769,892

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Airlines–0.72%
Alaska Air Group	16,423	$1,058,134
Allegiant Travel	2,149	382,264
American Airlines Group	40,394	1,613,134
Copa Holdings Class A	4,803	396,680
Delta Air Lines	46,387	1,905,578
†Hawaiian Holdings	9,950	236,313
†JetBlue Airways	29,945	621,658
†Republic Airways Holdings	4,656	42,742
SkyWest	6,659	100,151
Southwest Airlines	38,653	1,279,028
†Spirit Airlines	10,860	674,406
†United Continental Holdings	21,708	1,150,741

		9,460,829

Auto Components–0.82%
†American Axle & Manufacturing Holdings	8,555	178,885
Autoliv	7,240	845,270
BorgWarner	18,858	1,071,889
Cooper Tire & Rubber	10,762	364,078
†Cooper-Standard Holding	1,676	103,024
Dana Holding	30,421	626,064
Delphi Automotive	16,408	1,396,157
Drew Industries Holdings	3,305	191,756
†Federal-Mogul Class A	11,461	130,082
†Fox Factory Holding	4,534	72,907
Gentex	35,564	583,961
†Gentherm	4,633	254,398
Goodyear Tire & Rubber	38,344	1,156,072
Johnson Controls	25,800	1,277,874
Lear	6,985	784,136
†Modine Manufacturing	8,303	89,091
†Motorcar Parts of America	2,029	61,053
Remy International	3,796	83,930
Standard Motor Products	2,906	102,059
Superior Industries International	3,283	60,112
†Tenneco	6,636	381,172
†Tower International	2,043	53,220
†Visteon	7,688	807,086

		10,674,276

Automobiles–0.62%
Ford Motor	270,509	4,060,340
General Motors	71,065	2,368,596
Harley-Davidson	15,921	897,148
†Tesla Motors	1,590	426,533
Thor Industries	6,139	345,503
Winnebago Industries	2,781	65,604

		8,163,724

Banks–5.86%
1st Source	1,424	48,587
Ameris Bancorp	3,331	84,241

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Arrow Financial	424	$11,461
Associated Banc-Corp	19,618	397,657
†Bancorp	1,514	14,050
BancorpSouth	15,664	403,505
Bank of America	445,610	7,584,282
Bank of Hawaii	6,284	419,017
Bank of the Ozarks	7,912	361,974
BankUnited	12,610	453,077
Banner	3,101	148,631
BB&T	33,256	1,340,549
BBCN Bancorp	12,568	185,881
Berkshire Hills Bancorp	5,646	160,798
BNC Bancorp	2,712	52,423
BOK Financial	5,855	407,391
Boston Private Financial Holdings	14,301	191,776
Bryn Mawr Bank	2,262	68,222
†Capital Bank Financial	4,655	135,321
Cardinal Financial	3,968	86,463
Cathay General Bancorp	11,484	372,656
Central Pacific Financial	5,001	118,774
Chemical Financial	4,839	159,977
CIT Group	10,255	476,755
Citigroup	127,708	7,054,590
City Holding	2,841	139,919
CoBiz Financial	3,260	42,608
Columbia Banking System	7,442	242,163
Comerica	9,594	492,364
Commerce Bancshares	13,283	621,246
Community Bank System	7,530	284,408
ConnectOne Bancorp	1,524	32,812
Cullen/Frost Bankers	6,810	535,130
†Customers Bancorp	3,657	98,337
CVB Financial	12,226	215,300
†Eagle Bancorp	3,224	141,727
East West Bancorp	19,250	862,785
Enterprise Financial Services	712	16,212
Fidelity Southern	1,205	21,015
Fifth Third Bancorp	69,488	1,446,740
†First BanCorp (Puerto Rico)	32,583	157,050
First Citizens BancShares Class A	473	124,418
First Commonwealth Financial	14,092	135,142
First Financial	880	31,469
First Financial Bancorp	9,348	167,703
First Horizon National	28,550	447,379
First Interstate BancSystem	3,666	101,695
First Merchants	5,490	135,603
First Midwest Bancorp	14,084	267,173
†First NBC Bank Holding	2,270	81,720
First Niagara Financial Group	40,123	378,761
First of Long Island	800	22,176
First Republic Bank	13,071	823,865
FirstMerit	20,372	424,349

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Flushing Financial	4,876	$102,445
FNB.	27,140	388,645
Fulton Financial	31,101	406,179
Glacier Bancorp	10,015	294,641
Great Southern Bancorp	750	31,605
Guaranty Bancorp	864	14,265
Hancock Holding	11,693	373,124
Hanmi Financial	4,000	99,360
Heartland Financial USA	2,604	96,921
Heritage Financial	3,857	68,925
†Hilltop Holdings	14,415	347,257
Home BancShares	8,798	321,655
†HomeTrust Bancshares	901	15,101
Huntington Bancshares	74,523	842,855
IBERIABANK	6,262	427,256
@Independent Bank (Massachusetts)	3,374	158,207
Independent Bank Group	1,383	59,331
International Bancshares	10,063	270,393
Investors Bancorp	41,256	507,449
JPMorgan Chase	157,014	10,639,269
KeyCorp	52,742	792,185
Lakeland Bancorp	1,264	15,029
Lakeland Financial	1,868	81,015
LegacyTexas Financial Group	5,131	154,956
M&T Bank	8,396	1,048,912
MB Financial	12,384	426,505
Mercantile Bank	836	17,899
Metro Bancorp	895	23,395
National Bank Holdings Class A	3,323	69,218
National Penn Bancshares	21,224	239,407
NBT Bancorp	5,373	140,611
OFG Bancorp	4,091	43,651
Old National Bancorp	17,834	257,880
†Pacific Premier Bancorp	700	11,872
PacWest Bancorp	12,062	564,019
People’s United Financial	36,478	591,308
Pinnacle Financial Partners	4,099	222,863
PNC Financial Services Group	23,151	2,214,393
†Popular	12,693	366,320
Preferred Bank	230	6,911
PrivateBancorp	11,176	445,028
Prosperity Bancshares	7,549	435,879
Regions Financial	72,373	749,784
Renasant	4,837	157,686
S&T Bancorp	3,236	95,753
Sandy Spring Bancorp	3,312	92,670
†Signature Bank	2,593	379,589
South State	3,499	265,889
Southwest Bancorp	2,660	49,503
State Bank Financial	5,416	117,527
Sterling Bancorp	10,431	153,336
Stock Yards Bancorp	980	37,034

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
SunTrust Banks	24,645	$1,060,228
†SVB Financial Group	4,498	647,622
Synovus Financial	16,288	501,996
Talmer Bancorp Class A	10,621	177,902
TCF Financial	27,139	450,779
†Texas Capital Bancshares	5,756	358,253
Tompkins Financial	448	24,067
TowneBank	6,489	105,706
Trustmark	10,322	257,844
U.S. Bancorp	73,174	3,175,752
UMB Financial	6,933	395,320
Umpqua Holdings	25,379	456,568
Union Bankshares	7,033	163,447
United Bankshares	11,287	454,076
Univest Corp. of Pennsylvania	1,042	21,215
Valley National Bancorp	29,056	299,567
Washington Trust Bancorp	1,086	42,875
Webster Financial	11,063	437,542
Wells Fargo	202,287	11,376,621
Westamerica Bancorporation	2,893	146,530
†Western Alliance Bancorp	8,104	273,591
Wilshire Bancorp	10,111	127,702
Wintrust Financial	6,811	363,571
†Yadkin Financial	3,834	80,322
Zions Bancorporation	11,389	361,430

		76,722,763

Beverages–1.60%
†Boston Beer Class A	922	213,895
Brown-Forman Class A	523	58,273
Brown-Forman Class B	6,886	689,839
Coca-Cola	186,990	7,335,618
Coca-Cola Bottling Consolidated	1,354	204,549
Coca-Cola Enterprises	19,755	858,157
Constellation Brands Class A	5,045	585,321
Dr Pepper Snapple Group	14,007	1,021,110
MGP Ingredients	1,497	25,180
Molson Coors Brewing Class B	10,132	707,315
†Monster Beverage	8,212	1,100,572
PepsiCo	87,667	8,182,838

		20,982,667

Biotechnology–2.58%
†ACADIA Pharmaceuticals	4,881	204,416
†Acorda Therapeutics	4,839	161,284
†Agios Pharmaceuticals	1,784	198,274
†Alexion Pharmaceuticals	5,839	1,055,456
†Alkermes	4,336	278,978
†Alnylam Pharmaceuticals	2,227	266,950
Amgen	29,424	4,517,172
†Arrowhead Research	5,804	41,499
†Biogen	11,266	4,550,788

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical	4,032	$551,497
†Bluebird Bio	1,370	230,667
†Celgene	39,216	4,538,664
†Cepheid	3,168	193,723
†Dyax	7,132	188,998
†Emergent BioSolutions	5,759	189,759
Gilead Sciences	88,005	10,303,625
†Incyte	10,148	1,057,523
†Intercept Pharmaceuticals	771	186,104
†Intrexon	4,373	213,402
†Isis Pharmaceuticals	2,689	154,752
†Ligand Pharmaceuticals Class B	2,498	252,048
†Medivation	6,310	720,602
†Neurocrine Biosciences	3,241	154,790
†OPKO Health	24,717	397,449
†Puma Biotechnology	1,218	142,201
†Receptos	1,324	251,626
†Regeneron Pharmaceuticals	3,070	1,566,099
†Sarepta Therapeutics	4,004	121,842
†Seattle Genetics	4,025	194,810
†United Therapeutics	2,451	426,351
†Vertex Pharmaceuticals	3,876	478,608
†ZIOPHARM Oncology	709	8,512

		33,798,469

Building Products–0.42%
AAON	7,025	158,203
†American Woodmark	2,433	133,450
Apogee Enterprises	3,439	181,029
†Armstrong World Industries	7,592	404,502
†Builders FirstSource	12,418	159,447
†Continental Building Products	5,695	120,677
Fortune Brands Home & Security	8,581	393,181
†Gibraltar Industries	2,531	51,556
Lennox International	5,115	550,834
Masco	28,202	752,147
†NCI Building Systems	6,362	95,875
†Nortek	596	49,545
Owens Corning	16,116	664,785
†Patrick Industries	2,808	106,844
†PGT	7,414	107,577
†Ply Gem Holdings	5,809	68,488
Quanex Building Products	4,360	93,435
Simpson Manufacturing	4,772	162,248
Smith (A.O.)	9,916	713,754
†Trex	4,106	202,960
Universal Forest Products	1,382	71,905
†USG	10,447	290,322

		5,532,764

Capital Markets–2.00%
†Affiliated Managers Group	4,373	955,938

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Ameriprise Financial	7,597	$949,093
Artisan Partners Asset Management	3,789	176,037
Bank of New York Mellon	47,295	1,984,971
BlackRock	3,799	1,314,378
Cohen & Steers	4,394	149,748
†E*TRADE Financial	15,622	467,879
Eaton Vance	13,933	545,198
Evercore Partners Class A	5,155	278,164
Federated Investors Class B	13,518	452,718
Franklin Resources	21,004	1,029,826
Goldman Sachs Group	18,188	3,797,472
Greenhill	3,274	135,314
HFF Class A	4,900	204,477
†INTL. FCStone	1,728	57,439
Invesco	26,923	1,009,343
Investment Technology Group	5,918	146,766
Janus Capital Group	23,005	393,846
†KCG Holdings	12,555	154,803
Legg Mason	13,075	673,755
LPL Financial Holdings	15,114	702,650
Morgan Stanley	62,745	2,433,879
Northern Trust	19,892	1,520,942
NorthStar Asset Management Group	6,256	115,673
Raymond James Financial	13,800	822,204
Schwab (Charles)	33,576	1,096,256
SEI Investments	9,432	462,451
State Street	17,343	1,335,411
†Stifel Financial	8,209	473,988
T. Rowe Price Group	12,360	960,743
TD Ameritrade Holding	9,765	359,547
Waddell & Reed Financial Class A	15,478	732,264
WisdomTree Investments	12,979	285,084

		26,178,257

Chemicals–2.83%
Air Products & Chemicals	8,136	1,113,249
Airgas	9,972	1,054,838
Albemarle	5,643	311,889
American Vanguard	3,629	50,080
Ashland	4,435	540,627
Axiall	10,643	383,680
Balchem	2,408	134,174
Cabot	8,393	312,975
Calgon Carbon	8,361	162,036
Celanese Class A	11,012	791,543
CF Industries Holdings	28,085	1,805,304
†Chemtura	13,741	389,008
Cytec Industries	9,094	550,460
Dow Chemical	54,555	2,791,579
duPont (E.I.) deNemours	43,586	2,787,325
Eastman Chemical	18,625	1,523,897
Ecolab	13,105	1,481,782

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
FMC	10,120	$531,806
Fuller (H.B.)	5,740	233,159
FutureFuel	4,566	58,764
†Grace (W.R.)	5,509	552,553
Hawkins	224	9,047
Huntsman	46,016	1,015,573
Innophos Holdings	2,701	142,181
Innospec	4,258	191,780
International Flavors & Fragrances	5,956	650,931
KMG Chemicals	1,701	43,273
Koppers Holdings	2,338	57,795
†Kraton Performance Polymers	4,103	97,980
Kronos Worldwide	6,569	71,996
†LSB Industries	2,575	105,163
LyondellBasell Industries Class A	25,148	2,603,321
Minerals Technologies	4,368	297,592
Monsanto	27,055	2,883,792
Mosaic	31,833	1,491,376
NewMarket	1,427	633,431
Olin	11,126	299,846
†OMNOVA Solutions	2,534	18,980
†Platform Specialty Products	22,651	579,413
PolyOne	12,817	502,042
PPG Industries	13,312	1,527,153
Praxair	16,799	2,008,320
Quaker Chemical	1,377	122,333
RPM International	9,814	480,592
Schulman (A.)	4,438	194,029
Scotts Miracle-Gro Class A	6,916	409,496
Sensient Technologies	3,220	220,055
Sherwin-Williams	4,501	1,237,865
Stepan	1,517	82,085
†Trecora Resources	1,810	27,331
Tronox	7,502	109,754
Valspar	7,308	597,941
Westlake Chemical	11,121	762,789

		37,035,983

Commercial Services & Supplies–1.25%
ABM Industries	8,740	287,284
†ACCO Brands	15,297	118,858
ADT	32,447	1,089,246
†ARC Document Solutions	6,046	46,010
Brady Class A	7,118	176,099
Brink’s	6,531	192,207
Cintas	8,381	708,949
†Clean Harbors	9,325	501,125
†Copart	16,745	594,113
Covanta Holding	22,488	476,521
Deluxe	9,390	582,180
Donnelley (R.R.) & Sons	34,583	602,782
Ennis	3,323	61,775

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Essendant	6,195	$243,154
G&K Services Class A	2,774	191,794
Herman Miller	7,700	222,761
HNI	5,397	276,057
Interface Class A	8,682	217,484
KAR Auction Services	16,983	635,164
Kimball International Class B	4,901	59,596
Knoll	7,864	196,836
Matthews International Class A	3,204	170,261
McGrath RentCorp	3,969	120,777
Mobile Mini	5,916	248,709
MSA Safety	3,870	187,734
Multi-Color	1,912	122,139
Pitney Bowes	23,939	498,171
Quad Graphics	5,244	97,066
Republic Services	43,925	1,720,542
Rollins	25,865	737,928
†SP Plus	2,499	65,249
Steelcase Class A	12,090	228,622
†Stericycle	4,662	624,288
†Team	2,683	107,991
Tetra Tech	9,359	239,965
Tyco International	25,189	969,273
UniFirst	2,026	226,608
US Ecology	3,569	173,882
Viad	1,892	51,292
Waste Connections	19,908	938,065
Waste Management	20,630	956,201
West	11,036	332,184

		16,296,942

Communications Equipment–1.22%
ADTRAN	4,884	79,365
Alliance Fiber Optic Products	1,200	22,260
†ARRIS Group	22,268	681,401
Brocade Communications Systems	57,142	678,847
†CalAmp	2,806	51,238
†Ciena	14,673	347,457
Cisco Systems	212,166	5,826,078
†CommScope Holding	28,872	880,885
Comtech Telecommunications	2,467	71,666
†EchoStar Class A	6,579	320,266
†F5 Networks	4,506	542,297
†Finisar	11,810	211,045
†Harmonic	15,891	108,536
Harris	8,495	653,350
InterDigital	6,220	353,856
†Ixia	8,963	111,500
Juniper Networks	23,720	616,008
Motorola Solutions	5,314	304,705
†NETGEAR	4,473	134,279
†Palo Alto Networks	2,069	361,454

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
Plantronics	3,909	$220,116
†Polycom	16,826	192,489
QUALCOMM	46,502	2,912,420
†Ruckus Wireless	5,246	54,244
†ViaSat	4,108	247,548

		15,983,310

Construction & Engineering–0.41%
†AECOM	18,267	604,272
†Aegion	4,365	82,673
Argan	1,763	71,102
Chicago Bridge & Iron	19,462	973,878
Comfort Systems USA	5,275	121,061
†Dycom Industries	5,163	303,843
EMCOR Group	9,724	464,515
Fluor	15,066	798,649
Granite Construction	4,504	159,937
†Jacobs Engineering Group	13,830	561,775
KBR	15,549	302,894
†MYR Group	2,986	92,447
†Quanta Services	22,043	635,279
†Tutor Perini	7,043	151,988

		5,324,313

Construction Materials–0.15%
Eagle Materials	5,781	441,264
†Headwaters	9,629	175,440
Martin Marietta Materials	3,954	559,531
†US Concrete	2,196	83,206
Vulcan Materials	8,235	691,164

		1,950,605

Consumer Finance–0.88%
American Express	43,293	3,364,732
Capital One Financial	26,077	2,293,994
Cash America International	4,207	110,181
†Credit Acceptance	2,546	626,774
Discover Financial Services	29,578	1,704,284
†Encore Capital Group	3,358	143,521
†Ezcorp Class A	6,690	49,707
†First Cash Financial Services	2,912	132,758
Navient	57,265	1,042,796
Nelnet Class A	4,280	185,367
†PRA Group	6,942	432,556
†Santander Consumer USA Holdings	8,711	222,740
†SLM	48,945	483,087
†Springleaf Holdings	15,932	731,438

		11,523,935

Containers & Packaging–1.71%
†AEP Industries	374	20,645
AptarGroup	9,760	622,395
Avery Dennison	17,288	1,053,531

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
Ball	11,756	$824,683
Bemis	16,843	758,103
†Berry Plastics Group	10,012	324,389
†Crown Holdings	7,001	370,423
Graphic Packaging Holding	63,505	884,625
Greif Class A	3,312	118,735
MeadWestvaco	271,400	12,807,366
Myers Industries	2,314	43,966
†Owens-Illinois	29,881	685,470
Packaging Corp of America	10,592	661,894
Rock-Tenn Class A	17,487	1,052,717
Sealed Air	16,972	872,021
Silgan Holdings	11,004	580,571
Sonoco Products	15,608	668,959

		22,350,493

Distributors–0.17%
Core-Mark Holding	2,614	154,879
Genuine Parts	11,206	1,003,273
†LKQ	21,855	661,004
Pool	4,978	349,356

		2,168,512

Diversified Consumer Services–0.30%
†American Public Education	2,213	56,918
Block (H&R)	22,350	662,677
†Bright Horizons Family Solutions	6,159	355,990
Carriage Services	2,326	55,545
Graham Holdings	553	594,503
†Grand Canyon Education	6,766	286,878
†Houghton Mifflin Harcourt	17,577	442,940
†K12	6,889	87,146
Service Corp International	32,569	958,506
Sotheby’s	7,971	360,608

		3,861,711

Diversified Financial Services–1.31%
†Berkshire Hathaway Class B	70,643	9,615,219
CBOE Holdings	10,376	593,715
CME Group	15,232	1,417,490
GAIN Capital Holdings	5,501	52,590
Intercontinental Exchange	3,191	713,539
Leucadia National	19,765	479,894
MarketAxess Holdings	3,353	311,058
McGraw-Hill Financial	15,553	1,562,299
Moody’s	7,458	805,166
MSCI	6,463	397,798
NASDAQ OMX Group	10,110	493,469
†PICO Holdings	2,699	39,729
Voya Financial	14,542	675,767

		17,157,733

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–1.90%
AT&T	302,805	$10,755,634
Atlantic Tele-Network	1,514	104,587
CenturyLink	29,990	881,106
†Cincinnati Bell	25,476	97,318
Cogent Communications Holdings	5,986	202,566
Consolidated Communications
Holdings	8,146	171,147
†FairPoint Communications	2,657	48,411
Frontier Communications	151,924	752,024
†General Communication Class A	7,752	131,862
IDT Class B	3,397	61,418
Inteliquent	3,044	56,010
†Level 3 Communications	9,008	474,451
Lumos Networks	2,700	39,933
†ORBCOMM	9,336	63,018
†Premiere Global Services	4,864	50,051
Verizon Communications	236,167	11,007,744

		24,897,280

Electric Utilities–1.28%
ALLETE	6,594	305,896
American Electric Power	19,483	1,032,014
Duke Energy	28,158	1,988,518
Edison International	12,899	716,926
El Paso Electric	4,644	160,961
Empire District Electric	4,987	108,717
Entergy	9,739	686,599
Eversource Energy	18,515	840,766
Exelon	35,590	1,118,238
FirstEnergy	24,090	784,129
Great Plains Energy	19,671	475,251
IDACORP	6,633	372,377
ITC Holdings	17,846	574,284
MGE Energy	3,422	132,534
NextEra Energy	17,820	1,746,895
OGE Energy	25,468	727,621
Otter Tail	4,368	116,189
Pinnacle West Capital	6,414	364,892
PNM Resources	9,656	237,538
Portland General Electric	9,526	315,882
PPL	26,960	794,511
Southern	36,734	1,539,155
Unitil	1,492	49,266
Westar Energy	16,602	568,120
Xcel Energy	29,989	965,046

		16,722,325

Electrical Equipment–0.73%
Acuity Brands	2,185	393,256
Allied Motion Technologies	1,708	38,362
AMETEK.	19,210	1,052,324
AZZ	4,022	208,340

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
BWX Technologies	6,478	$212,478
Eaton	13,572	915,974
Emerson Electric	32,448	1,798,593
Encore Wire	2,356	104,347
EnerSys	7,070	496,950
Franklin Electric	6,304	203,808
†Generac Holdings	13,746	546,403
General Cable	9,785	193,058
Hubbell Class B	6,155	666,463
Powell Industries	1,827	64,256
†Power Solutions International	813	43,918
†PowerSecure International	3,336	49,239
Regal Beloit	4,821	349,956
Rockwell Automation	10,776	1,343,121
†Sensata Technologies Holding	10,345	545,595
†Solarcity	3,670	196,529
†Thermon Group Holdings	3,728	89,733

		9,512,703

Electronic Equipment, Instruments & Components–1.16%
Amphenol Class A	21,362	1,238,355
†Anixter International	4,994	325,359
†Arrow Electronics	12,847	716,863
Avnet	18,202	748,284
AVX	10,683	143,793
Badger Meter	1,061	67,363
Belden	3,678	298,764
CDW	28,293	969,884
Checkpoint Systems	3,613	36,780
Cognex	8,502	408,946
†Coherent	2,394	151,971
Corning	58,557	1,155,330
Daktronics	5,746	68,148
Dolby Laboratories Class A	5,818	230,858
†DTS	1,495	45,583
†Fabrinet	5,499	102,996
FEI	3,888	322,432
FLIR Systems	17,587	542,031
†II-VI	7,979	151,441
†Ingram Micro	16,845	421,630
†IPG Photonics	6,576	560,111
†Itron	3,730	128,461
Jabil Circuit	29,985	638,381
†Keysight Technologies	19,310	602,279
Littelfuse	2,071	196,517
†Mercury Systems	3,446	50,449
Methode Electronics	4,593	126,078
MTS Systems	1,823	125,696
†Multi-Fineline Electronix	3,137	68,575
National Instruments	9,924	292,361
†Newport	4,964	94,117
†OSI Systems	2,992	211,804

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Park Electrochemical	2,423	$46,425
PC Connection	2,650	65,561
†Plexus	3,371	147,919
†RealD	4,126	50,874
†Rofin-Sinar Technologies	3,306	91,246
†Rogers	2,571	170,046
†Sanmina	10,665	215,006
†ScanSource	4,669	177,702
SYNNEX	5,679	415,646
TE Connectivity	16,123	1,036,709
†Tech Data	5,267	303,169
†Trimble Navigation	20,978	492,144
†TTM Technologies	12,750	127,373
Vishay Intertechnology	23,342	272,635
†Zebra Technologies	2,978	330,707

		15,184,802

Energy Equipment & Services–1.29%
Atwood Oceanics	8,344	220,615
†Basic Energy Services	5,503	41,548
Bristow Group	5,275	281,157
†Cameron International	21,754	1,139,257
Core Laboratories	5,352	610,342
Diamond Offshore Drilling	17,249	445,197
†Dril-Quip	5,598	421,249
†Era Group	2,010	41,165
Exterran Holdings	11,511	375,834
†FMC Technologies	8,455	350,798
†Forum Energy Technologies	11,621	235,674
Halliburton	45,129	1,943,706
Helmerich & Payne	13,455	947,501
†Key Energy Services	21,340	38,412
†Matrix Service	3,017	55,151
Nabors Industries	38,730	558,874
†Newpark Resources	12,083	98,235
Noble	26,081	401,387
Oceaneering International	12,328	574,362
†Oil States International	6,670	248,324
†Parker Drilling	15,756	52,310
Patterson-UTI Energy	23,484	441,851
†Pioneer Energy Services	7,354	46,624
†RigNet	1,617	49,432
Rowan	17,903	377,932
RPC	28,600	395,538
Schlumberger	54,200	4,671,498
†SEACOR Holdings	2,936	208,280
Superior Energy Services	21,611	454,695
Tesco	5,029	54,816
Weatherford International	88,054	1,080,423

		16,862,187

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–1.78%
Andersons	4,370	$170,430
Casey’s General Stores	17,605	1,685,503
†Chefs’ Warehouse	2,580	54,799
Costco Wholesale	21,531	2,907,977
CVS Health	32,175	3,374,514
Ingles Markets Class A	2,345	112,021
Kroger	27,215	1,973,360
PriceSmart	3,470	316,603
†Rite Aid	49,757	415,471
SpartanNash	5,888	191,596
†Sprouts Farmers Market	18,502	499,184
†SUPERVALU	35,583	287,866
Sysco	29,408	1,061,629
†United Natural Foods	6,297	400,993
Village Super Market Class A	618	19,584
Walgreens Boots Alliance	36,506	3,082,567
Wal-Mart Stores	78,281	5,552,471
Weis Markets	969	40,843
Whole Foods Market	27,380	1,079,867

		23,227,278

Food Products–1.60%
Alico	234	10,614
Archer-Daniels-Midland	28,592	1,378,706
B&G Foods	9,162	261,392
†Boulder Brands	5,932	41,168
Bunge	7,740	679,572
Calavo Growers	1,666	86,515
Campbell Soup	25,897	1,233,992
ConAgra Foods	17,971	785,692
†Darling Ingredients	11,907	174,557
Dean Foods	9,107	147,260
†Diamond Foods	4,171	130,886
Flowers Foods	26,330	556,879
Fresh Del Monte Produce	5,259	203,313
General Mills	29,451	1,641,010
†Hain Celestial Group	7,849	516,935
Hershey	8,647	768,113
Hormel Foods	18,187	1,025,201
Ingredion	10,283	820,686
J&J Snack Foods	2,310	255,648
Kellogg	12,773	800,867
Lancaster Colony	3,385	307,527
†Landec	1,935	27,922
McCormick	7,654	619,591
Mead Johnson Nutrition	16,175	1,459,309
Mondelez International	49,299	2,028,161
Pilgrim’s Pride	13,126	301,504
Pinnacle Foods	17,966	818,172
†Post Holdings	8,644	466,171
Sanfilippo John B. & Son	748	38,821
†Seaboard	14	50,386

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Smucker (J.M.)	10,629	$1,152,290
Snyders-Lance	6,870	221,695
†TreeHouse Foods	4,612	373,710
Tyson Foods Class A	25,962	1,106,760
†WhiteWave Foods	8,805	430,388

		20,921,413

Gas Utilities–0.42%
AGL Resources	14,810	689,554
Atmos Energy	12,550	643,564
Chesapeake Utilities	1,450	78,083
Laclede Group	5,436	282,998
National Fuel Gas	10,472	616,696
New Jersey Resources	11,433	314,979
Northwest Natural Gas	3,933	165,894
ONE Gas	6,456	274,767
Piedmont Natural Gas	10,405	367,401
Questar	22,383	468,029
South Jersey Industries	6,100	150,853
Southwest Gas	4,816	256,259
UGI	26,245	904,140
WGL Holdings	6,029	327,314

		5,540,531

Health Care Equipment & Supplies–1.99%
Abaxis	2,179	112,175
Abbott Laboratories	42,875	2,104,305
†Alere	10,100	532,775
†Align Technology	5,801	363,781
Analogic	1,912	150,857
†AngioDynamics	5,678	93,119
†Anika Therapeutics	1,937	63,979
Atrion	226	88,662
Bard (C.R.)	6,214	1,060,730
Baxter International	27,199	1,902,026
Becton, Dickinson	10,253	1,452,337
†Boston Scientific	26,851	475,263
Cantel Medical	4,288	230,137
CONMED	2,672	155,697
Cooper	3,161	562,563
†Cyberonics	3,945	234,570
†Cynosure Class A	3,265	125,964
DENTSPLY International	8,284	427,040
†DexCom	3,004	240,260
†Edwards Lifesciences	8,947	1,274,321
†Exactech	917	19,101
†Globus Medical	8,601	220,788
†Greatbatch	3,432	185,053
†Haemonetics	5,852	242,039
†Halyard Health	7,052	285,606
Hill-Rom Holdings	7,462	405,410
†Hologic.	23,871	908,530

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†ICU Medical	1,330	$127,228
†IDEXX Laboratories	10,088	647,044
†Integra LifeSciences Holdings	3,732	251,425
†Intuitive Surgical	1,593	771,809
Invacare	4,463	96,535
†Masimo	8,238	319,140
Medtronic	41,815	3,098,491
Meridian Bioscience	6,320	117,805
†Merit Medical Systems	4,462	96,111
†Natus Medical	1,507	64,138
†Neogen	3,194	151,523
†NuVasive	1,459	69,127
†Orthofix International	1,657	54,880
ResMed	7,991	450,453
†RTI Surgical	7,962	51,434
†Sirona Dental Systems	5,538	556,126
St. Jude Medical	10,065	735,450
STERIS	7,603	489,937
Stryker	9,708	927,794
†SurModics	1,196	28,010
Teleflex	4,476	606,274
†Thoratec	3,118	138,969
†Varian Medical Systems	7,434	626,909
†Vascular Solutions	526	18,263
West Pharmaceutical Services	9,190	533,755
Zimmer Biomet Holdings	10,551	1,152,486

		26,098,204

Health Care Providers & Services–3.28%
†Acadia Healthcare	6,447	504,993
Aceto	3,288	80,983
Aetna	19,426	2,476,038
†Air Methods	7,270	300,542
†Almost Family	1,338	53,400
†Amedisys	2,891	114,859
AmerisourceBergen	10,836	1,152,300
†AMN Healthcare Services	7,388	233,387
†Amsurg	7,183	502,451
Anthem	12,651	2,076,535
†Brookdale Senior Living	11,284	391,555
†Capital Senior Living	2,026	49,637
Cardinal Health	16,212	1,356,134
†Centene	5,982	480,953
Chemed	1,288	168,857
Cigna	10,510	1,702,620
†Community Health Systems	21,088	1,327,911
†CorVel	4,063	130,097
†Cross Country Healthcare	2,049	25,981
†DaVita HealthCare Partners	17,515	1,391,917
Ensign Group	3,570	182,284
†Envision Healthcare Holdings	9,949	392,786
†ExamWorks Group	5,018	196,204

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Express Scripts Holding	42,548	$3,784,219
†Hanger	4,881	114,411
†HCA Holdings	12,467	1,131,006
†Health Net	9,142	586,185
HealthSouth	10,584	487,499
†Healthways	6,476	77,582
†Henry Schein	6,736	957,320
Humana	8,492	1,624,350
†IPC Healthcare	2,147	118,922
Kindred Healthcare	12,991	263,587
†Laboratory Corp of America Holdings	4,218	511,306
†LHC Group	2,482	94,937
†LifePoint Health	7,055	613,432
†Magellan Health	4,141	290,160
McKesson	11,235	2,525,740
†MEDNAX	7,986	591,842
†Molina Healthcare	6,463	454,349
National HealthCare	305	19,822
Omnicare	8,932	841,841
Owens & Minor	7,936	269,824
Patterson	12,944	629,726
†PharMerica	3,751	124,908
†Premier Class A	4,634	178,224
†Providence Service	1,205	53,357
Quest Diagnostics	17,031	1,235,088
Select Medical Holdings	20,300	328,860
†Surgical Care Affiliates	7,203	276,451
†Team Health Holdings	8,590	561,185
†Tenet Healthcare	11,269	652,250
†Triple-S Management Class B	3,127	80,239
U.S. Physical Therapy	1,600	87,616
UnitedHealth Group	49,571	6,047,662
†Universal American	11,905	120,479
Universal Health Services Class B	7,416	1,053,814
†VCA	8,110	441,225
†WellCare Health Plans	5,348	453,671

		42,975,513

Health Care Technology–0.18%
†Allscripts Healthcare Solutions	20,550	281,124
†athenahealth	2,191	251,045
†Cerner	11,856	818,775
Computer Programs & Systems	971	51,871
†HealthStream	2,152	65,464
†HMS Holdings	8,554	146,872
†IMS Health Holdings	8,017	245,721
†MedAssets	6,818	150,405
†Merge Healthcare	10,594	50,851
†Omnicell	1,656	62,448
Quality Systems	6,110	101,243
†Veeva Systems Class A	4,278	119,912

		2,345,731

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.54%
Aramark	21,338	$660,838
†Belmond	15,774	197,017
†Biglari Holdings	212	87,715
†BJ’s Restaurants	3,790	183,625
Bloomin’ Brands	24,094	514,407
Bob Evans Farms	3,052	155,805
†Bravo Brio Restaurant Group	2,116	28,672
Brinker International	4,782	275,682
†Buffalo Wild Wings	3,038	476,024
Carnival	17,649	871,684
†Carrols Restaurant Group	3,029	31,502
Cheesecake Factory	6,977	380,491
†Chipotle Mexican Grill	1,790	1,082,932
Choice Hotels International	7,826	424,561
†Chuy’s Holdings	1,400	37,506
ClubCorp Holdings	7,852	187,506
Cracker Barrel Old Country Store	4,396	655,707
Darden Restaurants	5,562	395,347
†Del Frisco’s Restaurant Group	2,666	49,668
†Denny’s	10,416	120,930
†Diamond Resorts International	9,452	298,211
DineEquity	2,313	229,195
Domino’s Pizza	6,807	771,914
Dunkin’ Brands Group	11,124	611,820
†Fiesta Restaurant Group	2,409	120,450
†Hilton Worldwide Holdings	12,339	339,939
†Hyatt Hotels Class A	2,033	115,251
Interval Leisure Group	6,604	150,901
Jack in the Box	4,674	412,060
†Krispy Kreme Doughnuts	2,944	56,701
†La Quinta Holdings	14,134	322,962
Las Vegas Sands	22,692	1,192,918
Marriott International Class A	8,531	634,621
Marriott Vacations Worldwide	3,991	366,174
McDonald’s	54,504	5,181,695
†Norwegian Cruise Line Holdings	11,610	650,624
†Panera Bread Class A	4,367	763,221
Papa John’s International	4,299	325,047
†Popeyes Louisiana Kitchen	2,261	135,637
†Red Robin Gourmet Burgers	1,622	139,200
Restaurant Brands International	4,570	174,620
Royal Caribbean Cruises	20,115	1,582,849
†Ruby Tuesday	8,013	50,241
Ruth’s Hospitality Group	4,654	75,022
SeaWorld Entertainment	15,297	282,077
Six Flags Entertainment	11,276	505,729
Sonic	3,041	87,581
Speedway Motorsports	5,420	122,763
Starbucks	93,795	5,028,819
Starwood Hotels & Resorts Worldwide	14,192	1,150,829
Texas Roadhouse	9,489	355,173
Vail Resorts	5,717	624,296

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s	50,385	$568,343
Wyndham Worldwide	8,697	712,371
Yum Brands	24,572	2,213,446

		33,170,319

Household Durables–0.82%
†Cavco Industries	858	64,728
Ethan Allen Interiors	2,320	61,109
Garmin	10,598	465,570
Harman International Industries	3,579	425,686
†Helen of Troy	2,591	252,597
Horton (D.R.)	23,627	646,435
La-Z-Boy	7,762	204,451
Leggett & Platt	10,268	499,846
Lennar Class A	15,130	772,235
Libbey	2,727	112,707
†M/I Homes	4,399	108,523
MDC Holdings	8,114	243,177
†Meritage Homes	6,285	295,961
†Mohawk Industries	6,230	1,189,307
Newell Rubbermaid	14,778	607,524
†NVR.	584	782,560
PulteGroup	22,225	447,834
Ryland Group	7,243	335,858
†Standard Pacific	39,881	355,340
†Taylor Morrison Home Class A	2,852	58,067
†Tempur Sealy International	7,403	487,858
†Toll Brothers	19,389	740,466
†TRI Pointe Homes	24,489	374,682
†Universal Electronics	1,276	63,596
Whirlpool	6,493	1,123,614
†William Lyon Homes Class A	2,599	66,716

		10,786,447

Household Products–1.40%
†Central Garden & Pet Class A	5,487	62,607
Church & Dwight	7,774	630,705
Clorox	10,920	1,135,898
Colgate-Palmolive	52,133	3,410,020
Energizer Holdings	2,565	337,426
†HRG Group	28,963	376,519
Kimberly-Clark	21,560	2,284,713
Procter & Gamble	113,058	8,845,658
Spectrum Brands Holdings	7,653	780,529
Tupperware Brands	6,114	394,598
WD-40	1,305	113,744

		18,372,417

Independent Power & Renewable Electricity Producers–0.25%
AES	39,067	518,028
†Calpine	63,983	1,151,054
†Dynegy	13,812	404,001
NRG Energy	28,788	658,669

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
NRG Yield Class A	4,200	$92,358
NRG Yield Class C	4,200	91,938
Pattern Energy Group	8,394	238,222
†Talen Energy	3,367	57,778

		3,212,048

Industrial Conglomerates–1.32%
3M	34,245	5,284,003
Carlisle	6,085	609,230
Danaher	26,473	2,265,824
General Electric	302,834	8,046,299
Raven Industries	2,462	50,052
Roper Technologies	5,996	1,034,070

		17,289,478

Insurance–3.42%
ACE	14,785	1,503,339
Aflac	20,377	1,267,449
†Alleghany	1,013	474,854
Allied World Assurance Holdings	11,456	495,128
Allstate	20,075	1,302,265
†Ambac Financial Group	5,809	96,662
American Equity Investment Life Holding	11,818	318,850
American Financial Group	10,253	666,855
American International Group	59,895	3,702,709
American National Insurance	2,702	276,469
AMERISAFE	3,206	150,874
AmTrust Financial Services	12,682	830,798
Aon	10,160	1,012,749
†Arch Capital Group	7,791	521,685
Aspen Insurance Holdings	9,304	445,662
Assurant	9,441	632,547
Assured Guaranty	24,002	575,808
Berkley (W.R.)	16,712	867,854
Brown & Brown	19,616	644,582
Chubb	11,494	1,093,539
Cincinnati Financial	9,836	493,570
CNA Financial	2,638	100,798
Employers Holdings	4,584	104,424
Endurance Specialty Holdings	6,889	452,607
Erie Indemnity Class A	1,579	129,589
Everest Re Group	4,923	896,035
Federated National Holding	2,034	49,223
Fidelity & Guaranty Life	4,327	102,247
First American Financial	14,738	548,401
Gallagher (Arthur J.)	13,473	637,273
†Genworth Financial	36,694	277,774
†Greenlight Capital Re Class A	4,127	120,385
Hanover Insurance Group	5,492	406,573
Hartford Financial Services Group	38,206	1,588,223
HCC Insurance Holdings	6,950	534,038

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
HCI Group	1,682	$74,361
Kansas City Life Insurance	700	31,997
Kemper	7,867	303,273
Loews	22,514	867,014
Maiden Holdings	14,033	221,441
†Markel	790	632,537
Marsh & McLennan	26,368	1,495,066
†MBIA	23,888	143,567
Mercury General	6,858	381,648
MetLife	40,366	2,260,092
National General Holdings	6,191	128,959
National Interstate	879	24,014
†Navigators Group	2,199	170,554
Old Republic International	32,974	515,384
OneBeacon Insurance Group Class A	3,300	47,883
Primerica	7,888	360,403
Principal Financial Group	27,024	1,386,061
ProAssurance	8,169	377,489
Progressive	70,567	1,963,880
Prudential Financial	19,098	1,671,457
Reinsurance Group of America	7,796	739,606
RenaissanceRe Holdings	6,266	636,062
RLI	5,894	302,893
Safety Insurance Group	2,774	160,088
@Selective Insurance Group	9,030	253,291
StanCorp Financial Group	5,304	401,035
Stewart Information Services	3,350	133,330
Symetra Financial	17,596	425,295
Torchmark	8,444	491,610
Travelers	23,242	2,246,572
United Fire Group	2,487	81,474
United Insurance Holdings	3,254	50,567
Universal Insurance Holdings	7,335	177,507
Unum Group	16,329	583,762
Validus Holdings	10,494	461,631
White Mountains Insurance Group	212	138,847
Willis Group Holdings	10,088	473,127
XL Group	16,530	614,916

		44,750,531

Internet & Catalog Retail–1.17%
†1-800-Flowers.com Class A	5,253	54,946
†Amazon.com	18,776	8,150,474
Expedia	8,126	888,578
†FTD	4,356	122,796
†Groupon	61,441	309,048
HSN	8,425	591,351
†Liberty TripAdvisor Holdings Class A	10,113	325,841
†Netflix	1,552	1,019,571
Nutrisystem	2,487	61,877
†Priceline Group	2,455	2,826,613
†Shutterfly	4,744	226,811

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†TripAdvisor	8,832	$769,620

		15,347,526

Internet Software & Services–1.89%
†Actua	5,753	82,038
†Akamai Technologies	9,655	674,112
†Blucora	5,281	85,288
†Cimpress	4,105	345,477
†Constant Contact	1,950	56,082
†CoStar Group	971	195,423
†Dealertrack Technologies	5,299	332,724
EarthLink Holdings	19,178	143,643
†eBay	41,421	2,495,201
†Envestnet	1,992	80,537
†Facebook Class A	57,060	4,893,751
†Google Class A	8,310	4,487,732
†Google Class C	8,766	4,562,791
†GrubHub	5,087	173,314
†GTT Communications	1,357	32,392
InterActiveCorp	10,538	839,457
†Internap	6,320	58,460
†Intralinks Holdings	5,548	66,077
@j2 Global	6,291	427,411
†Limelight Networks	5,104	20,110
†LinkedIn Class A	1,787	369,248
†Monster Worldwide	10,439	68,271
NIC	6,405	117,083
†Pandora Media	7,597	118,057
†Rackspace Hosting	26,849	998,514
†Shutterstock	1,013	59,402
†Twitter	7,054	255,496
†VeriSign	7,421	458,024
†Web.com Group	9,420	228,152
†WebMD Health	4,714	208,736
†XO Group	1,837	30,035
†Yahoo	37,818	1,485,869
†Yelp	2,468	106,198
†Zillow Group	1,980	171,745

		24,726,850

IT Services–3.70%
Accenture Class A	37,147	3,595,087
†Acxiom	11,710	205,862
†Alliance Data Systems	5,119	1,494,441
Amdocs	14,313	781,347
Automatic Data Processing	23,070	1,850,906
†Blackhawk Network Holdings Class A	4,669	192,363
Booz Allen Hamilton Holding	17,715	447,127
Broadridge Financial Solutions	19,088	954,591
†CACI International Class A	4,037	326,553
†Cardtronics	8,238	305,218
Cass Information Systems	587	33,001

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Ciber	6,327	$21,828
†Cognizant Technology Solutions Class A	23,912	1,460,784
Computer Sciences	20,435	1,341,353
†CoreLogic	11,629	461,555
CSG Systems International	5,410	171,281
DST Systems	5,765	726,275
†EPAM Systems	3,126	222,665
†Euronet Worldwide	5,965	368,041
†ExlService Holdings	3,213	111,106
Fidelity National Information Services	25,707	1,588,693
†Fiserv	16,406	1,358,909
†FleetCor Technologies	4,616	720,373
Forrester Research	1,157	41,675
†Gartner	4,792	411,058
†Genpact	27,476	586,063
†Global Cash Access Holdings	7,580	58,669
Global Payments	5,508	569,803
Heartland Payment Systems	4,161	224,902
International Business Machines	53,161	8,647,168
Jack Henry & Associates	12,521	810,109
†Lionbridge Technologies	2,841	17,529
ManTech International Class A	3,157	91,553
MasterCard Class A	57,083	5,336,119
MAXIMUS	7,874	517,558
†MoneyGram International	6,116	56,206
Paychex	28,897	1,354,691
†Perficient	3,999	76,941
Sabre	10,487	249,591
Science Applications International	5,431	287,028
†Sykes Enterprises	6,187	150,035
†Syntel	9,000	427,320
TeleTech Holdings	1,148	31,088
†Teradata	22,032	815,184
Total System Services	13,298	555,457
†Unisys	5,740	114,743
†Vantiv Class A	12,254	467,980
†VeriFone Systems	11,152	378,722
†Virtusa	1,578	81,109
Visa Class A	74,156	4,979,575
Western Union	43,533	885,026
†WEX	4,443	506,369
Xerox	94,100	1,001,224

		48,469,854

Leisure Products–0.24%
Arctic Cat	1,628	54,066
Brunswick	11,643	592,163
Callaway Golf	9,101	81,363
Hasbro	9,226	690,013
Mattel	24,314	624,627
†Nautilus	3,254	69,994

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products (continued)
Polaris Industries	5,015	$742,772
†Vista Outdoor	5,266	236,443

		3,091,441

Life Sciences Tools & Services–0.71%
†Affymetrix	4,445	48,539
Agilent Technologies	20,463	789,463
†Bio-Rad Laboratories Class A	3,040	457,854
Bio-Techne	3,697	364,044
†Bruker	15,441	315,151
†Cambrex	5,069	222,732
†Charles River Laboratories International	7,518	528,816
†Illumina	6,821	1,489,434
†Luminex	4,176	72,078
†Mettler-Toledo International	2,275	776,821
†PAREXEL International	10,224	657,505
PerkinElmer	7,462	392,800
†Quintiles Transnational Holdings	6,212	451,053
Thermo Fisher Scientific	16,518	2,143,376
†Waters	4,541	582,974

		9,292,640

Machinery–2.74%
AGCO	12,095	686,754
Albany International	4,803	191,159
Allison Transmission Holdings	28,993	848,335
Altra Industrial Motion	2,209	60,041
Astec Industries	3,444	144,028
Barnes Group	7,276	283,691
†Blount International	8,387	91,586
Briggs & Stratton	6,831	131,565
Caterpillar	29,000	2,459,780
†Chart Industries	3,942	140,927
CIRCOR International	1,005	54,803
CLARCOR	7,108	442,402
†Colfax	15,573	718,694
Crane	7,844	460,678
Cummins	8,972	1,177,037
Deere	20,161	1,956,625
Donaldson	17,565	628,827
Douglas Dynamics	3,817	81,989
Dover	11,525	808,825
EnPro Industries	3,111	178,011
ESCO Technologies	1,976	73,922
Federal Signal	9,771	145,686
Flowserve	12,077	635,975
Foster (L.B.) Class A	1,339	46,343
Global Brass & Copper Holdings	1,864	31,707
Graco	6,325	449,265
Harsco	14,587	240,685
Hillenbrand	9,705	297,943

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Hyster-Yale Materials Handling	2,265	$156,919
IDEX	9,615	755,547
Illinois Tool Works	17,309	1,588,793
Ingersoll-Rand	21,504	1,449,800
ITT	10,394	434,885
John Bean Technologies	2,830	106,380
Joy Global	12,246	443,305
Kennametal	8,533	291,146
Lincoln Electric Holdings	10,864	661,509
Manitowoc	21,116	413,874
†Meritor	10,082	132,276
†Middleby	6,985	783,927
Mueller Industries	7,847	272,448
Mueller Water Products Class A	32,992	300,227
NN	2,396	61,146
Nordson	8,732	680,135
Oshkosh	12,175	515,977
PACCAR	16,795	1,071,689
Pall	6,706	834,562
Parker-Hannifin	14,841	1,726,454
Pentair	16,499	1,134,306
†Proto Labs	1,861	125,580
†RBC Bearings	2,110	151,414
†Rexnord	17,542	419,429
Snap-on	4,695	747,679
SPX	4,663	337,555
Standex International	1,274	101,831
Stanley Black & Decker	17,500	1,841,700
Sun Hydraulics	2,281	86,929
Tennant	1,729	112,973
Terex	15,105	351,191
Timken	10,808	395,249
Titan International	4,215	45,269
Toro	6,729	456,092
†TriMas	5,477	162,119
Trinity Industries	25,053	662,151
Valmont Industries	1,332	158,335
†Wabash National	13,252	166,180
†WABCO Holdings	4,666	577,278
Wabtec	4,860	458,006
Watts Water Technologies Class A	2,752	142,691
Woodward	10,392	571,456
Xylem	13,034	483,170

		35,836,865

Marine–0.04%
†Kirby	3,959	303,497
Matson	5,260	221,130

		524,627

Media–3.40%
AMC Entertainment Holdings	3,427	105,140

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†AMC Networks Class A	7,632	$624,679
Cablevision Systems Class A	25,476	609,895
†Carmike Cinemas	2,102	55,787
CBS Class B	23,342	1,295,481
†Charter Communications Class A	4,512	772,680
Cinemark Holdings	15,452	620,707
Clear Channel Outdoor Holdings Class A	2,039	20,655
Comcast Class A	140,621	8,456,947
Comcast Class A Special	28,034	1,680,358
†Discovery Communications Class A	4,812	160,047
†Discovery Communications Class C	9,492	295,011
†DISH Network Class A	12,793	866,214
Disney (Walt)	75,400	8,606,156
†Entercom Communications Class A	841	9,604
Entravision Communications Class A	6,189	50,935
EW Scripps Class A	3,591	82,054
†Gannett	12,946	181,108
†Gray Television	12,929	202,727
Harte-Hanks	6,110	36,416
Interpublic Group	36,457	702,526
John Wiley & Sons Class A	8,331	452,956
†Liberty Broadband Class A	2,530	128,954
†Liberty Broadband Class C	7,548	386,156
†Liberty Media	5,940	214,078
†Liberty Media Class C	12,277	440,744
Lions Gate Entertainment	9,559	354,161
†Live Nation Entertainment	19,261	529,485
†Madison Square Garden Class A	6,752	563,724
†Media General	16,818	277,833
Meredith	5,810	302,991
Morningstar	5,375	427,581
National CineMedia	6,700	106,932
New York Times Class A	9,528	130,057
†News Class A	20,540	299,679
†News Class B	8,371	119,203
Nexstar Broadcasting Group Class A	3,597	201,432
Omnicom Group	20,121	1,398,208
†Reading International Class A	489	6,773
Regal Entertainment Group Class A	20,086	419,998
Scholastic	4,716	208,117
Scripps Networks Interactive Class A	7,846	512,893
†Sirius XM Holdings	134,790	502,767
†Starz	11,177	499,835
TEGNA	25,891	830,324
Time	16,596	381,874
Time Warner	33,989	2,970,978
Time Warner Cable	15,634	2,785,510
Twenty-First Century Fox Class A	52,996	1,724,755
Twenty-First Century Fox Class B	17,580	566,428

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Viacom Class B	20,565	$1,329,322

		44,508,875

Metals & Mining–0.68%
Alcoa	104,196	1,161,785
Allegheny Technologies	11,771	355,484
Carpenter Technology	7,558	292,343
†Coeur Mining	21,436	122,400
Commercial Metals	17,961	288,813
Compass Minerals International	6,373	523,478
Freeport-McMoRan	44,130	821,701
Globe Specialty Metals	8,766	155,158
Haynes International	1,268	62,538
Hecla Mining	61,998	163,055
Materion	3,100	109,275
Newmont Mining	46,244	1,080,260
Nucor	37,287	1,643,238
Reliance Steel & Aluminum	9,400	568,512
Royal Gold	7,027	432,793
Southern Copper	7,616	223,987
Steel Dynamics	28,343	587,125
†Stillwater Mining	15,568	180,433
TimkenSteel	6,778	182,938

		8,955,316

Multiline Retail–0.87%
Big Lots	8,831	397,307
†Burlington Stores	9,077	464,742
Dillard’s Class A	6,398	673,006
Dollar General	15,063	1,170,998
†Dollar Tree	17,020	1,344,410
Fred’s Class A	5,241	101,099
Kohl’s	28,811	1,803,857
Macy’s	21,353	1,440,687
Nordstrom	16,663	1,241,393
†Sears Holdings	9,458	252,529
Target	30,038	2,452,002

		11,342,030

Multi-Utilities–0.91%
Alliant Energy	6,154	355,209
Ameren	14,689	553,482
Avista	8,017	245,721
Black Hills	4,628	202,012
CenterPoint Energy	22,804	433,960
CMS Energy	16,911	538,446
Consolidated Edison	17,191	995,015
Dominion Resources	23,695	1,584,485
DTE Energy	10,288	767,896
MDU Resources Group	24,510	478,680
NiSource	18,186	829,100
NorthWestern	5,837	284,554
PG&E	19,189	942,180

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	20,567	$807,872
SCANA	8,158	413,203
Sempra Energy	9,092	899,562
TECO Energy	29,827	526,745
Vectren	10,681	411,005
WEC Energy Group	13,440	604,397

		11,873,524

Oil, Gas & Consumable Fuels–6.19%
†Abraxas Petroleum	15,421	45,492
Alon USA Energy	9,006	170,213
Anadarko Petroleum	35,355	2,759,811
†Antero Resources	6,335	217,544
Apache	17,132	987,317
Cabot Oil & Gas	15,604	492,150
California Resources	41,568	251,071
†Callon Petroleum	12,029	100,081
†Carrizo Oil & Gas	9,283	457,095
†Cheniere Energy	13,897	962,506
Chevron	89,338	8,618,437
Cimarex Energy	10,834	1,195,099
†Cobalt International Energy	49,489	480,538
†Concho Resources	7,334	835,049
ConocoPhillips	76,100	4,673,301
CONSOL Energy	12,994	282,490
†Continental Resources	20,907	886,248
CVR Energy	6,305	237,320
Delek U.S. Holdings	9,540	351,263
Devon Energy	22,232	1,322,582
DHT Holdings	14,019	108,928
†Diamondback Energy	8,051	606,884
Energen	9,123	623,101
EnLink Midstream	13,242	411,694
EOG Resources	31,999	2,801,512
†EP Energy Class A	16,914	215,315
EQT	7,664	623,390
Exxon Mobil	247,800	20,616,960
GasLog	9,204	183,620
Green Plains	4,898	134,940
†Gulfport Energy	12,153	489,158
Hess	11,154	745,980
HollyFrontier	11,091	473,475
Kinder Morgan	58,215	2,234,874
Kosmos Energy	37,603	316,993
†Laredo Petroleum	30,741	386,722
Marathon Oil	33,764	896,097
Marathon Petroleum	36,196	1,893,413
†Matador Resources	11,255	281,375
Murphy Oil	19,184	797,479
†Newfield Exploration	21,853	789,330
Noble Energy	33,115	1,413,348
Occidental Petroleum	30,865	2,400,371

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK.	15,751	$621,849
Panhandle Oil and Gas Class A	1,806	37,366
PBF Energy	14,133	401,660
†PDC Energy	6,070	325,595
Phillips 66	24,655	1,986,207
Pioneer Natural Resources	5,636	781,657
QEP Resources	19,043	352,486
Range Resources	13,669	674,975
†Renewable Energy Group	5,557	64,239
†Rice Energy	14,692	306,034
†RSP Permian	12,683	356,519
Scorpio Tankers	27,600	278,484
SemGroup Class A	5,519	438,650
SM Energy	11,793	543,893
†Southwestern Energy	54,723	1,243,854
Spectra Energy	26,888	876,549
†Synergy Resources	13,799	157,723
Targa Resources	6,037	538,621
Teekay	12,459	533,494
Tesoro	18,972	1,601,427
Valero Energy	28,958	1,812,771
Western Refining	17,616	768,410
Williams	13,791	791,465
World Fuel Services	8,754	419,754
†WPX Energy	23,303	286,161

		80,970,409

Paper & Forest Products–0.24%
†Boise Cascade	5,938	217,806
†Clearwater Paper	2,473	141,703
Deltic Timber	456	30,844
Domtar	10,770	445,878
Glatfelter (PH)	4,944	108,719
International Paper	21,242	1,010,907
KapStone Paper and Packaging	17,293	399,814
†Louisiana-Pacific	15,346	261,342
†Mercer International	10,372	141,889
Neenah Paper	2,359	139,087
†Resolute Forest Products	7,351	82,699
Schweitzer-Mauduit International	4,384	174,834

		3,155,522

Personal Products–0.22%
Avon Products	24,690	154,559
†Coty Class A	4,418	141,243
Estee Lauder Class A	13,077	1,133,253
†Herbalife	11,669	642,845
Inter Parfums	3,108	105,454
†Medifast	1,745	56,398
Natural Health Trends	1,722	71,394
Nu Skin Enterprises Class A	9,513	448,348

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
†Revlon Class A	4,768	$175,033

		2,928,527

Pharmaceuticals–3.73%
AbbVie	94,538	6,352,008
†Akorn	6,474	282,655
†Allergan	17,432	5,289,915
Bristol-Myers Squibb	48,106	3,200,973
†Depomed	10,858	233,013
†Endo International	5,093	405,657
†Horizon Pharma	6,486	225,324
†Impax Laboratories	4,407	202,369
†Jazz Pharmaceuticals	2,576	453,556
Johnson & Johnson	117,442	11,445,897
†Lannett	7,113	422,797
Lilly (Eli)	38,525	3,216,452
†Mallinckrodt	7,029	827,454
†Medicines	10,052	287,588
Merck	84,002	4,782,234
Pfizer	255,180	8,556,185
†Prestige Brands Holdings	6,574	303,982
†Sagent Pharmaceuticals	3,106	75,507
†SciClone Pharmaceuticals	6,295	61,817
†Sucampo Pharmaceuticals Class A	2,300	37,789
†Supernus Pharmaceuticals	3,800	64,524
Taro Pharmaceutical Industries	4,821	692,729
Zoetis	29,532	1,424,033

		48,844,458

Professional Services–0.66%
†Advisory Board	2,026	110,761
†CBIZ	6,360	61,310
CEB	3,863	336,313
Dun & Bradstreet	4,540	553,880
Equifax	7,987	775,458
Exponent	4,158	186,195
†Franklin Covey	993	20,148
†FTI Consulting	5,370	221,459
†GP Strategies	1,772	58,901
Heidrick & Struggles International	2,100	54,768
†Huron Consulting Group	2,990	209,569
†ICF International	3,173	110,611
†IHS Class A	4,504	579,350
Insperity	1,835	93,401
Kelly Services Class A	3,655	56,104
Kforce	4,767	109,021
Korn/Ferry International	6,340	220,442
ManpowerGroup	9,027	806,833
†Mistras Group	3,448	65,443
†Navigant Consulting	4,750	70,633
Nielsen	23,121	1,035,127
†On Assignment	6,674	262,155

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
Resources Connection	3,250	$52,293
Robert Half International	11,099	615,995
†RPX	7,879	133,155
Towers Watson Class A	4,130	519,554
†TriNet Group	8,091	205,107
†TrueBlue	5,561	166,274
†Verisk Analytics Class A	13,318	969,018
VSE	300	16,053

		8,675,331

Real Estate Management & Development–0.26%
Alexander & Baldwin	8,202	323,159
†CBRE Group Class A	23,540	870,980
†Forestar Group	4,339	57,101
†Howard Hughes	4,620	663,155
Jones Lang LaSalle	3,224	551,304
†Marcus & Millichap	3,589	165,596
†Realogy Holdings	17,744	829,000

		3,460,295

Road & Rail–1.20%
AMERCO	1,614	527,633
ArcBest	3,735	118,773
†Avis Budget Group	20,105	886,228
Celadon Group	4,136	85,532
Con-way	9,825	376,985
†Covenant Transportation Group Class A	3,400	85,204
CSX	39,301	1,283,178
†Genesee & Wyoming	3,517	267,925
Heartland Express	13,599	275,108
Hunt (J.B.) Transport Services	10,200	837,318
Kansas City Southern	12,564	1,145,837
Knight Transportation	13,495	360,856
Landstar System	8,089	540,911
Marten Transport	4,762	103,335
Norfolk Southern	13,859	1,210,722
†Old Dominion Freight Line	10,574	725,429
†Roadrunner Transportation Systems	4,752	122,602
Ryder System	10,618	927,695
†Saia	3,643	143,133
†Swift Transportation	17,811	403,775
Union Pacific	51,084	4,871,881
†USA Truck	1,448	30,741
Werner Enterprises	12,297	322,796

		15,653,597

Semiconductors & Semiconductor Equipment–2.73%
†Advanced Energy Industries	4,638	127,499
†Amkor Technology	37,829	226,217
Analog Devices	18,513	1,188,257
Applied Materials	33,111	636,393
Atmel	27,454	270,559

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies	22,700	$3,017,511
†Axcelis Technologies	4,200	12,432
Broadcom Class A	9,863	507,846
Brooks Automation	8,566	98,081
†Cabot Microelectronics	2,668	125,689
†Cavium	2,726	187,576
†CEVA	2,353	45,719
†Cirrus Logic	5,688	193,563
†Cree	11,762	306,165
†Cypress Semiconductor	27,575	324,282
†Diodes	7,611	183,501
†DSP Group	4,368	45,121
†Entegris	15,965	232,610
†Exar	3,720	36,382
†Fairchild Semiconductor International	13,249	230,268
†First Solar	11,746	551,827
†FormFactor	7,433	68,384
†Integrated Device Technology	9,935	215,589
Intel	354,198	10,772,932
Intersil Class A	16,449	205,777
IXYS	4,008	61,322
KLA-Tencor	12,919	726,177
†Kulicke & Soffa Industries	12,689	148,588
Lam Research	13,496	1,097,900
†Lattice Semiconductor	17,582	103,558
Linear Technology	16,120	712,988
†M/A-COM Technology Solutions Holdings	3,214	122,935
Marvell Technology Group	32,201	424,570
Maxim Integrated Products	11,953	413,275
Microchip Technology	16,493	782,181
†Micron Technology	71,704	1,350,903
†Microsemi	8,676	303,226
MKS Instruments	6,056	229,765
†Nanometrics	2,667	42,992
NVIDIA	49,539	996,229
†ON Semiconductor	53,538	625,859
†PDF Solutions	3,040	48,640
Pericom Semiconductor	3,070	40,371
†Photronics	5,636	53,598
†PMC - Sierra	21,468	183,766
Power Integrations	2,532	114,396
†Rambus	10,516	152,377
†Rudolph Technologies	4,102	49,265
†Semtech	6,166	122,395
†Silicon Laboratories	2,205	119,092
Skyworks Solutions	10,149	1,056,511
†SunEdison	6,188	185,083
†SunPower	10,599	301,118
†Synaptics	3,721	322,741
Teradyne	23,369	450,788
Tessera Technologies	6,397	242,958

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments	61,321	$3,158,645
†Ultratech	3,136	58,204
†Veeco Instruments	5,210	149,735
†Xcerra	5,880	44,512
Xilinx	20,531	906,649

		35,713,492

Software–3.51%
†ACI Worldwide	14,185	348,525
Activision Blizzard	65,881	1,594,979
†Adobe Systems	9,190	744,482
†ANSYS	5,401	492,787
†Aspen Technology	6,469	294,663
†Autodesk	6,577	329,343
†AVG Technologies	7,693	209,327
†Barracuda Networks	2,289	90,690
Blackbaud	4,439	252,801
CA	53,474	1,566,253
†Cadence Design Systems	27,871	547,944
CDK Global	6,967	376,079
†Citrix Systems	8,053	564,998
†CommVault Systems	2,041	86,559
†Electronic Arts	20,555	1,366,907
†EnerNOC	4,615	44,765
Epiq Systems	4,152	70,086
FactSet Research Systems	3,459	562,122
Fair Isaac	2,941	266,984
†FireEye	9,468	463,080
†Fortinet	5,117	211,486
†Guidewire Software	4,253	225,111
Intuit	14,939	1,505,403
†Manhattan Associates	8,875	529,394
Mentor Graphics	14,598	385,825
Microsoft	401,100	17,708,565
†MicroStrategy	319	54,256
Monotype Imaging Holdings	3,104	74,837
†NetSuite	1,383	126,890
†Nuance Communications	35,068	614,041
Oracle	133,496	5,379,889
Pegasystems	8,394	192,139
†Progress Software	5,715	157,163
†PTC	12,038	493,799
†Qlik Technologies	3,466	121,171
†Red Hat	9,877	749,961
†Rovi	11,413	182,037
†Salesforce.com	10,976	764,259
†ServiceNow	3,862	286,985
†SolarWinds	6,585	303,766
Solera Holdings	9,658	430,360
†Splunk	3,323	231,347
SS&C Technologies Holdings	7,615	475,937
Symantec	77,555	1,803,154

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Synchronoss Technologies	4,423	$202,264
†Synopsys	9,320	472,058
†Tableau Software Class A	1,254	144,586
†Take-Two Interactive Software	5,489	151,332
†Telenav	2,300	18,515
†TiVo	7,233	73,343
†Tyler Technologies	2,420	313,100
†Ultimate Software Group	2,137	351,195
†Verint Systems	3,692	224,271
†VMware Class A	1,975	169,337
†Workday Class A	2,836	216,642
†Zynga Class A	112,838	322,717

		45,940,509

Specialty Retail–3.64%
Aaron’s	13,763	498,358
Advance Auto Parts	4,940	786,893
American Eagle Outfitters	28,359	488,342
†America’s Car-Mart	962	47,446
†ANN	6,961	336,147
†Asbury Automotive Group	5,290	479,380
†Ascena Retail Group	23,310	388,228
†AutoNation	11,035	694,984
†AutoZone	1,414	942,997
†Barnes & Noble	9,682	251,345
†Bed Bath & Beyond	20,400	1,407,192
Best Buy	52,873	1,724,189
†Build-A-Bear Workshop	2,901	46,387
†Cabela’s	9,948	497,201
Caleres	7,320	232,630
†CarMax	11,906	788,296
Cato Class A	4,303	166,784
Chico’s FAS	25,098	417,380
Children’s Place	2,344	153,321
†Citi Trends	2,149	52,006
CST Brands	12,256	478,719
Dick’s Sporting Goods	10,186	527,329
DSW Class A	11,901	397,136
†Express	12,788	231,591
Finish Line Class A	5,944	165,362
†Five Below	5,269	208,284
Foot Locker	14,273	956,434
†Francesca’s Holdings	6,695	90,182
GameStop Class A	18,683	802,622
Gap	31,510	1,202,737
†Genesco	3,102	204,825
GNC Holdings	13,577	603,905
Group 1 Automotive	3,219	292,382
Guess	11,019	211,234
Haverty Furniture	2,655	57,401
†Hibbett Sports	4,645	216,364
Home Depot	73,781	8,199,283

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Kirkland’s	2,488	$69,341
L Brands	14,125	1,210,936
Lithia Motors Class A	3,884	439,513
Lowe’s	54,082	3,621,872
†MarineMax	2,439	57,341
Men’s Wearhouse	5,189	332,459
Monro Muffler Brake	3,844	238,943
†Murphy USA	8,712	486,304
†O’Reilly Automotive	5,785	1,307,294
Penske Automotive Group	13,958	727,351
†Pep Boys-Manny Moe & Jack	6,157	75,546
Rent-A-Center	8,035	227,792
†Restoration Hardware Holdings	5,147	502,502
Ross Stores	23,514	1,143,016
†Sally Beauty Holdings	19,812	625,663
†Select Comfort	8,853	266,210
Shoe Carnival	1,075	31,025
Signet Jewelers	6,827	875,494
Sonic Automotive Class A	5,355	127,610
Stage Stores	4,087	71,645
Staples	37,524	574,492
Stein Mart	6,897	72,212
Tiffany	8,129	746,242
TJX	38,771	2,565,477
Tractor Supply	19,315	1,737,191
†Ulta Salon Cosmetics & Fragrance	4,365	674,174
†Urban Outfitters	74,188	2,596,580
†Vitamin Shoppe	3,839	143,080
†West Marine	1,000	9,640
Williams-Sonoma	8,222	676,424
†Zumiez	4,241	112,938

		47,591,603

Technology Hardware, Storage & Peripherals–4.15%
Apple	338,950	42,512,804
†Avid Technology	6,614	88,231
Diebold	9,844	344,540
†Electronics For Imaging	5,336	232,169
EMC	115,989	3,060,950
Hewlett-Packard	120,500	3,616,205
Lexmark International Class A	9,928	438,818
†NCR	22,974	691,517
NetApp	23,621	745,479
†QLogic	9,415	133,599
†Quantum	25,347	42,583
Seagate Technology	26,122	1,240,795
†Super Micro Computer	6,166	182,390
Western Digital	12,675	993,973

		54,324,053

Textiles, Apparel & Luxury Goods–1.08%
Carter’s	10,070	1,070,441

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Coach	19,971	$691,196
Columbia Sportswear	6,333	382,893
†Crocs	5,293	77,860
†Deckers Outdoor	5,238	376,979
†Fossil Group	8,573	594,623
†G-III Apparel Group	5,901	415,135
Hanesbrands	28,474	948,754
†Kate Spade	11,466	246,978
†lululemon athletica	9,083	593,120
†Madden (Steven)	7,834	335,138
†Michael Kors Holdings	15,972	672,261
Movado Group	2,255	61,246
NIKE Class B	32,305	3,489,586
Oxford Industries	2,792	244,160
†Perry Ellis International	2,325	55,265
PVH	4,448	512,410
Ralph Lauren	4,415	584,369
†Skechers U.S.A. Class A	4,103	450,468
†Tumi Holdings	8,739	179,324
†Under Armour Class A	9,659	805,947
VF	12,928	901,599
Wolverine World Wide	16,475	469,208

		14,158,960

Thrifts & Mortgage Finance–0.31%
Astoria Financial	15,660	215,951
†Beneficial Bancorp	10,404	129,946
†BofI Holding	1,906	201,483
Brookline Bancorp	6,487	73,238
Capitol Federal Financial	21,314	256,621
Clifton Bancorp	3,028	42,362
Dime Community Bancshares	6,872	116,412
EverBank Financial	18,905	371,483
First Defiance Financial	802	30,099
†Flagstar Bancorp	6,865	126,865
†HomeStreet	2,845	64,923
†Meridian Bancorp	8,312	111,464
Meta Financial Group	741	31,804
New York Community Bancorp	26,829	493,117
Northfield Bancorp	6,724	101,196
Northwest Bancshares	14,286	183,146
Oritani Financial	6,244	100,216
†PennyMac Financial Services Class A	1,643	29,771
Provident Financial Services	9,985	189,615
TFS Financial	25,380	426,892
TrustCo Bank	12,472	87,678
United Community Financial	2,888	15,451
United Financial Bancorp	4,707	63,309
†Walker & Dunlop	4,483	119,875
Washington Federal	14,726	343,852
Waterstone Financial	3,925	51,810

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
WSFS Financial	3,684	$100,757

		4,079,336

Tobacco–0.91%
Altria Group	112,753	5,514,749
Philip Morris International	58,687	4,704,937
Reynolds American	18,140	1,354,332
Vector Group	13,561	318,141

		11,892,159

Trading Companies & Distributors–0.48%
Air Lease	16,007	542,637
Applied Industrial Technologies	5,308	210,462
†Beacon Roofing Supply	6,388	212,209
†CAI International	2,879	59,279
Fastenal	18,484	779,655
Grainger (W.W.)	4,437	1,050,016
†HD Supply Holdings	11,623	408,897
Kaman	3,636	152,494
†MRC Global	13,213	204,009
MSC Industrial Direct	6,956	485,320
†Stock Building Supply Holdings	2,170	42,423
†TAL International Group	4,292	135,627
†United Rentals	11,021	965,660
†Veritiv	1,100	40,106
Watsco	4,745	587,146
†WESCO International	6,714	460,849

		6,336,789

Transportation Infrastructure–0.02%
†Wesco Aircraft Holdings	14,929	226,174

		226,174

Water Utilities–0.12%
American States Water	4,789	179,061
American Water Works	10,364	504,001
Aqua America	22,285	545,760
California Water Service Group	7,599	173,637
Connecticut Water Service	600	20,496
Middlesex Water	1,357	30,614
SJW	2,258	69,298
York Water	591	12,328

		1,535,195

Wireless Telecommunication Services–0.19%
†Boingo Wireless	4,098	33,849
†SBA Communications Class A	7,366	846,869
Shenandoah Telecommunications	3,342	114,397
Spok Holdings	1,858	31,289
†Sprint	74,780	340,997
Telephone & Data Systems	13,099	385,111
†T-Mobile US	15,158	587,676

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†United States Cellular	2,338	$88,072

		2,428,260

Total Common Stock (Cost $1,094,424,139)		1,302,931,982

	Number of Shares	Value (U.S. $)

RIGHT–0.00%
†Seritage Growth Properties	9,458	$0

Total Right (Cost $33,103)		0

MONEY MARKET FUND–0.26%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,416,108	3,416,108

Total Money Market Fund (Cost $3,416,108)		3,416,108

TOTAL VALUE OF SECURITIES–99.83% (Cost $1,097,873,350)	1,306,348,090
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	2,161,388

NET ASSETS APPLICABLE TO 29,120,686 SHARES OUTSTANDING–100.00%	$1,308,509,478

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,226,238,852 / 27,282,998 Shares)	$44.945

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($82,270,626 / 1,837,688 Shares)	$44.769

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$535,767,000
Undistributed net investment income	10,778,699
Accumulated net realized gain on investments	553,489,039
Net unrealized appreciation of investments	208,474,740

TOTAL NET ASSETS	$1,308,509,478

†	Non-income producing for the period.

ê	Includes $835,934 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $838,909, which represents 0.06% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$13,515,573
Interest	7,249
Foreign tax withheld	(20,514)

13,502,308

EXPENSES:
Management fees	2,289,111
Accounting and administration expenses	160,650
Distribution fees-Service Class	144,820
Reports and statements to shareholders	63,501
Professional fees	30,041
Trustees’ fees and expenses	15,632
Custodian fees	7,182
Consulting fees	1,350
Pricing fees	749
Other	10,573

Total operating expenses	2,723,609

NET INVESTMENT INCOME	10,778,699

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	420,043,671
Net change in unrealized appreciation (depreciation) of investments	(412,312,249)

NET REALIZED AND UNREALIZED GAIN	7,731,422

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,510,121

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,778,699	$22,327,290
Net realized gain	420,043,671	144,143,811
Net change in unrealized appreciation (depreciation)	(412,312,249)	(331,754)

Net increase in net assets resulting from operations	18,510,121	166,139,347

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(24,298,176)
Service Class	—	(1,306,993)
Net realized gain:
Standard Class	—	(67,593,451)
Service Class	—	(4,387,389)

	—	(97,586,009)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,659,879	11,009,870
Service Class	6,478,925	6,116,824
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	91,891,627
Service Class	—	5,694,382

	13,138,804	114,712,703

Cost of shares redeemed:
Standard Class	(77,735,847)	(154,316,750)
Service Class	(8,838,858)	(17,236,057)

	(86,574,705)	(171,552,807)

Decrease in net assets derived from capital share transactions	(73,435,901)	(56,840,104)

NET INCREASE (DECREASE) IN NET ASSETS	(54,925,780)	11,713,234
NET ASSETS:
Beginning of period	1,363,435,258	1,351,722,024

End of period	$1,308,509,478	$1,363,435,258

Undistributed net investment income	$10,778,699	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/15[1,2] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$44.352	$42.182	$33.037	$28.992	$28.962	$25.884

Income (loss) from investment operations:
Net investment income[3]	0.365	0.736	0.671	0.563	0.428	0.335
Net realized and unrealized gain (loss)	0.228	4.729	10.231	3.872	(0.081)	3.005

Total from investment operations	0.593	5.465	10.902	4.435	0.347	3.340

Less dividends and distributions from:
Net investment income	—	(0.855)	(0.688)	(0.360)	(0.317)	(0.262)
Net realized gain	—	(2.440)	(1.069)	(0.030)	—	—

Total dividends and distributions	—	(3.295)	(1.757)	(0.390)	(0.317)	(0.262)

Net asset value, end of period	$44.945	$44.352	$42.182	$33.037	$28.992	$28.962

Total return[4]	1.34%	13.18%	33.26%	15.32%	1.20%	12.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,226,239	$1,279,820	$1,266,909	$1,067,651	$979,176	$1,101,287
Ratio of expenses to average net assets	0.38%	0.38%	0.40%	0.41%	0.42%	0.42%
Ratio of net investment income to average net assets	1.63%	1.68%	1.75%	1.75%	1.45%	1.27%
Portfolio turnover	70%	14%	12%	22%	36%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on April 30, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/15[1,2] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$44.254	$42.107	$32.994	$28.957	$28.928	$25.860

Income (loss) from investment operations:
Net investment income[3]	0.285	0.581	0.536	0.449	0.323	0.243
Net realized and unrealized gain (loss)	0.230	4.708	10.199	3.867	(0.079)	2.995

Total from investment operations	0.515	5.289	10.735	4.316	0.244	3.238

Less dividends and distributions from:
Net investment income	—	(0.702)	(0.553)	(0.249)	(0.215)	(0.170)
Net realized gain	—	(2.440)	(1.069)	(0.030)	—	—

Total dividends and distributions	—	(3.142)	(1.622)	(0.279)	(0.215)	(0.170)

Net asset value, end of period	$44.769	$44.254	$42.107	$32.994	$28.957	$28.928

Total return[4]	1.17%	12.78%	32.80%	14.92%	0.84%	12.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,270	$83,615	$84,813	$68,109	$66,033	$66,898
Ratio of expenses to average net assets	0.73%	0.73%	0.75%	0.76%	0.77%	0.77%
Ratio of net investment income to average net assets	1.28%	1.33%	1.40%	1.40%	1.10%	0.92%
Portfolio turnover	70%	14%	12%	22%	36%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on April 30, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (formerly LVIP Delaware Growth and Income Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions

LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Effective May 1, 2015, Dimensional Fund Advisors (Sub-Adviser) replaced Delaware Investments Fund Advisors (DIFA) (Sub-Adviser), a series of Delaware Management Business Trust as the Find’s sub-advisor. The sub-advisor is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the sub-adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$29,964
Legal	8,230

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $46,545 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.35% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$375,726
Distribution fees payable to LFD	23,723
Prepaid printing and mailing fees to Lincoln Life	2,084

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$925,481,091
Sales	965,676,036

LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,097,873,350

Aggregate unrealized appreciation	$245,865,629
Aggregate unrealized depreciation	(37,390,889)

Net unrealized appreciation	$208,474,740

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$1,302,931,982
Money Market Fund	3,416,108
Rights	—

Total	$1,306,348,090

The value of Level 3 investments was zero at the end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	148,475	248,909
Service Class	144,976	139,974
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,100,040
Service Class	—	130,770

	293,451	2,619,693

Shares redeemed:
Standard Class	(1,721,762)	(3,526,849)
Service Class	(196,716)	(395,539)

	(1,918,478)	(3,922,388)

Net decrease	(1,625,027)	(1,302,695)

5. Market Risk

The Fund invests in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are deemed to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–29

LVIP Delaware Social Awareness Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Delaware Social Awareness Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,028.00	0.42%	$2.11
Service Class Shares	1,000.00	1,026.20	0.77%	3.87

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,020.98	0.77%	3.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.18%
Aerospace & Defense	1.28%
Air Freight & Logistics	1.32%
Auto Components	0.94%
Automobiles	1.28%
Banks	2.84%
Beverages	1.90%
Biotechnology	6.37%
Capital Markets	6.47%
Chemicals	1.81%
Communications Equipment	2.76%
Consumer Finance	1.53%
Containers & Packaging	0.88%
Diversified Financial Services	1.19%
Diversified Telecommunication Services	1.82%
Electric Utilities	0.83%
Electrical Equipment	0.63%
Energy Equipment & Services	1.56%
Food & Staples Retailing	2.48%
Food Products	2.21%
Health Care Equipment & Supplies	2.25%
Health Care Providers & Services	3.62%
Health Care Technology	0.82%
Hotels, Restaurants & Leisure	2.37%
Industrial Conglomerates	1.55%
Insurance	5.00%
Internet Software & Services	2.50%
IT Services	2.69%
Life Sciences Tools & Services	1.67%
Machinery	1.77%
Media	5.85%
Multiline Retail	2.12%
Oil, Gas & Consumable Fuels	4.61%
Pharmaceuticals	4.05%
Professional Services	0.92%
Real Estate Investment Trusts	2.13%
Road & Rail	1.70%
Semiconductors & Semiconductor Equipment	4.35%
Software	4.17%
Specialty Retail	3.26%
Technology Hardware, Storage & Peripherals	1.68%
Money Market Fund	0.59%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Comcast Class A	2.95%
Gilead Sciences	2.64%
Google Class A	2.50%
CVS Health	2.48%
Starbucks	2.37%
Disney (Walt)	2.34%
General Mills	2.21%
EOG Resources	2.16%
UnitedHealth Group	2.10%
Accenture Class A	2.08%
Total	23.83%

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.18%
Aerospace & Defense–1.28%
Rockwell Collins	108,100	$9,983,035

		9,983,035

Air Freight & Logistics–1.32%
FedEx	60,400	10,292,160

		10,292,160

Auto Components–0.94%
BorgWarner	128,400	7,298,256

		7,298,256

Automobiles–1.28%
Ford Motor	662,600	9,945,626

		9,945,626

Banks–2.84%
KeyCorp	551,800	8,288,036
U.S. Bancorp	318,500	13,822,900

		22,110,936

Beverages–1.90%
PepsiCo	158,800	14,822,392

		14,822,392

Biotechnology–6.37%
†Alkermes	101,800	6,549,812
†Celgene	138,200	15,994,577
Gilead Sciences	175,200	20,512,416
†Vertex Pharmaceuticals	53,000	6,544,440

		49,601,245

Capital Markets–6.47%
Ameriprise Financial	70,600	8,820,058
BlackRock	29,500	10,206,410
Invesco	301,400	11,299,486
Raymond James Financial	150,300	8,954,874
State Street	143,900	11,080,300

		50,361,128

Chemicals–1.81%
Huntsman	275,400	6,078,078
Praxair	67,100	8,021,805

		14,099,883

Communications Equipment–2.76%
Cisco Systems	328,600	9,023,356
QUALCOMM	199,100	12,469,633

		21,492,989

Consumer Finance–1.53%
Capital One Financial	135,350	11,906,739

		11,906,739

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.88%
MeadWestvaco	145,000	$6,842,550

		6,842,550

Diversified Financial Services–1.19%
Intercontinental Exchange	41,550	9,290,996

		9,290,996

Diversified Telecommunication Services–1.82%
AT&T	397,700	14,126,304

		14,126,304

Electric Utilities–0.83%
OGE Energy	225,600	6,445,392

		6,445,392

Electrical Equipment–0.63%
Acuity Brands	27,200	4,895,456

		4,895,456

Energy Equipment & Services–1.56%
Baker Hughes	128,100	7,903,770
Core Laboratories	37,000	4,219,480

		12,123,250

Food & Staples Retailing–2.48%
CVS Health	183,900	19,287,432

		19,287,432

Food Products–2.21%
General Mills	308,800	17,206,336

		17,206,336

Health Care Equipment & Supplies–2.25%
Abbott Laboratories	195,800	9,609,864
Baxter International	112,700	7,881,111

		17,490,975

Health Care Providers & Services–3.62%
†Express Scripts Holding	132,900	11,820,126
UnitedHealth Group	133,800	16,323,600

		28,143,726

Health Care Technology–0.82%
†Cerner	92,100	6,360,426

		6,360,426

Hotels, Restaurants & Leisure–2.37%
Starbucks	343,400	18,411,391

		18,411,391

Industrial Conglomerates–1.55%
Roper Technologies	69,800	12,037,708

		12,037,708

Insurance–5.00%
Aflac	236,400	14,704,080

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Prudential Financial	148,600	$13,005,472
Travelers	116,200	11,231,892

		38,941,444

Internet Software & Services–2.50%
†Google Class A	36,000	19,441,440

		19,441,440

IT Services–2.69%
Accenture Class A	167,300	16,191,294
International Business Machines	29,100	4,733,406

		20,924,700

Life Sciences Tools & Services–1.67%
Thermo Fisher Scientific	100,100	12,988,976

		12,988,976

Machinery–1.77%
Cummins	33,000	4,329,270
Lincoln Electric Holdings	64,600	3,933,494
Parker-Hannifin	47,600	5,537,308

		13,800,072

Media–5.85%
Comcast Class A	381,400	22,937,396
Disney (Walt)	159,500	18,205,330
Regal Entertainment Group Class A	209,800	4,386,918

		45,529,644

Multiline Retail–2.12%
Macy’s	119,900	8,089,653
Nordstrom	113,100	8,425,950

		16,515,603

Oil, Gas & Consumable Fuels–4.61%
EOG Resources	192,400	16,844,620
EQT	47,500	3,863,650
Marathon Oil	369,200	9,798,568
†Whiting Petroleum	159,100	5,345,760

		35,852,598

Pharmaceuticals–4.05%
AbbVie	240,400	16,152,476
†Allergan	50,503	15,325,640

		31,478,116

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–0.92%
Nielsen	159,100	$7,122,907

		7,122,907

Real Estate Investment Trusts–2.13%
American Tower	114,100	10,644,389
National Retail Properties	170,100	5,955,201

		16,599,590

Road & Rail–1.70%
Hunt (J.B.) Transport Services	50,100	4,112,709
Union Pacific	95,900	9,145,983

		13,258,692

Semiconductors & Semiconductor Equipment–4.35%
Avago Technologies	81,100	10,780,623
Intel	286,000	8,698,690
Maxim Integrated Products	414,700	14,338,253

		33,817,566

Software–4.17%
†Adobe Systems	124,300	10,069,543
Microsoft	330,300	14,582,745
†Salesforce.com	111,600	7,770,708

		32,422,996

Specialty Retail–3.26%
DSW Class A	193,490	6,456,761
Tractor Supply	127,300	11,449,362
†Urban Outfitters	212,700	7,444,500

		25,350,623

Technology Hardware, Storage & Peripherals–1.68%
EMC	494,000	13,036,660

		13,036,660

Total Common Stock (Cost $445,471,155)		771,657,958

MONEY MARKET FUND–0.59%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	4,626,551	4,626,548

Total Money Market Fund (Cost $4,626,551)		4,626,548

TOTAL VALUE OF SECURITIES–99.77% (Cost $450,097,706)	776,284,506
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	1,763,844

NET ASSETS APPLICABLE TO 16,384,291 SHARES OUTSTANDING–100.00%	$778,048,350

NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($687,386,269 / 14,467,431 Shares)	$47.513

NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($90,662,081 / 1,916,860 Shares)	$47.297

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$324,447,449
Undistributed net investment income	5,103,376
Accumulated net realized gain on investments	122,310,725
Net unrealized appreciation of investments	326,186,800

Total net assets	$778,048,350

†	Non-income producing for the period.

«	Includes $811,584 payable for securities purchased and $200, 992 payable for fund shares redeemed as of June 30, 2015.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$6,935,869
Interest	113
Foreign tax withheld	(18,753)

6,917,229

EXPENSES:
Management fees	1,459,056
Distribution fees-Service Class	159,465
Accounting and administration expenses	94,273
Reports and statements to shareholders	37,029
Professional fees	23,196
Trustees’ fees and expenses	9,115
Custodian fees	4,216
Consulting fees	1,136
Pricing fees	270
Other	26,097

Total operating expenses	1,813,853

NET INVESTMENT INCOME	5,103,376

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	41,459,281
Net change in unrealized appreciation (depreciation) of investments	(24,588,051)

NET REALIZED AND UNREALIZED GAIN	16,871,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,974,606

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,103,376	$9,664,203
Net realized gain	41,459,281	88,001,788
Net change in unrealized appreciation (depreciation)	(24,588,051)	9,760,945

Net increase in net assets resulting from operations	21,974,606	107,426,936

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(10,288,053)
Service Class	—	(1,009,864)
Net realized gain:
Standard Class	—	(34,195,347)
Service Class	—	(4,265,233)

	—	(49,758,497)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,759,769	15,415,104
Service Class	9,577,294	13,756,715
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	44,483,400
Service Class	—	5,275,097

	17,337,063	78,930,316

Cost of shares redeemed:
Standard Class	(43,253,860)	(74,763,385)
Service Class	(10,336,752)	(18,415,591)

	(53,590,612)	(93,178,976)

Decrease in net assets derived from capital share transactions	(36,253,549)	(14,248,660)

NET INCREASE (DECREASE) IN NET ASSETS	(14,278,943)	43,419,779
NET ASSETS:
Beginning of period	792,327,293	748,907,514

End of period	$778,048,350	$792,327,293

Undistributed net investment income	$5,103,376	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class

	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$46.219	$42.841	$32.535	$30.528	$30.573	$27.563

Income (loss) from investment operations:
Net investment income[2]	0.313	0.589	0.490	0.429	0.352	0.222
Net realized and unrealized gain (loss)	0.981	5.822	11.070	4.186	(0.154)	2.962

Total from investment operations	1.294	6.411	11.560	4.615	0.198	3.184

Less dividends and distributions from:
Net investment income	—	(0.687)	(0.498)	(0.246)	(0.243)	(0.174)
Net realized gain	—	(2.346)	(0.756)	(2.362)	—	—

Total dividends and distributions	—	(3.033)	(1.254)	(2.608)	(0.243)	(0.174)

Net asset value, end of period	$47.513	$46.219	$42.841	$32.535	$30.528	$30.573

Total return[3]	2.80%	15.20%	35.69%	15.28%	0.64%	11.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$687,386	$703,330	$666,760	$546,051	$541,611	$616,404
Ratio of expenses to average net assets	0.42%	0.42%	0.45%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	1.34%	1.31%	1.27%	1.31%	1.12%	0.79%
Portfolio turnover	9%	15%	15%	22%	41%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$46.089	$42.740	$32.475	$30.478	$30.523	$27.525

Income (loss) from investment operations:
Net investment income[2]	0.231	0.430	0.355	0.313	0.241	0.124
Net realized and unrealized gain (loss)	0.977	5.795	11.030	4.178	(0.151)	2.951

Total from investment operations	1.208	6.225	11.385	4.491	0.090	3.075

Less dividends and distributions from:
Net investment income	—	(0.530)	(0.364)	(0.132)	(0.135)	(0.077)
Net realized gain	—	(2.346)	(0.756)	(2.362)	—	—

Total dividends and distributions	—	(2.876)	(1.120)	(2.494)	(0.135)	(0.077)

Net asset value, end of period	$47.297	$46.089	$42.740	$32.475	$30.478	$30.523

Total return[3]	2.62%	14.80%	35.21%	14.88%	0.29%	11.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,662	$88,997	$82,148	$60,175	$56,915	$61,305
Ratio of expenses to average net assets	0.77%	0.77%	0.80%	0.82%	0.82%	0.82%
Ratio of net investment income to average net assets	0.99%	0.96%	0.92%	0.96%	0.77%	0.44%
Portfolio turnover	9%	15%	15%	22%	41%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Investments Fund Advisers (Sub-Adviser), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$17,534
Legal	4,816

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $31,604 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$241,117
Distribution fees payable to LFD	26,485
Printing and mailing fees payble to Lincoln Life	1,223

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$69,413,463
Sales	88,299,073

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$450,097,706

Aggregate unrealized appreciation	$332,264,153
Aggregate unrealized depreciation	(6,077,353)

Net unrealized appreciation	$326,186,800

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$771,657,958
Money Market Fund	4,626,548

Total	$776,284,506

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	163,959	339,446
Service Class	205,169	303,893
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	980,664
Service Class	—	116,947

	369,128	1,740,950

Shares redeemed:
Standard Class	(913,945)	(1,666,349)
Service Class	(219,280)	(411,895)

	(1,133,225)	(2,078,244)

Net decrease	(764,097)	(337,294)

5. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Delaware Special Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur on going costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,056.30	0.43%	$2.19
Service Class Shares	1,000.00	1,054.50	0.78%	3.97
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,020.93	0.78%	3.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.19%
Auto Components	2.40%
Banks	10.50%
Beverages	1.19%
Capital Markets	2.02%
Chemicals	8.25%
Commercial Services & Supplies	0.37%
Construction & Engineering	0.91%
Containers & Packaging	0.96%
Diversified Consumer Services	1.42%
Electric Utilities	1.94%
Electrical Equipment	1.39%
Electronic Equipment, Instruments & Components	2.10%
Energy Equipment & Services	3.18%
Food Products	0.87%
Health Care Equipment & Supplies	2.54%
Health Care Providers & Services	3.36%
Hotels, Restaurants & Leisure	1.51%
Household Durables	2.60%
Independent Power & Renewable Electricity Producers	0.06%
Insurance	11.72%
IT Services	2.65%
Leisure Products	1.42%
Life Sciences Tools & Services	2.12%
Machinery	2.03%
Media	0.67%
Multiline Retail	2.32%
Multi-Utilities	2.20%
Oil, Gas & Consumable Fuels	4.14%
Pharmaceuticals	0.91%
Professional Services	1.24%
Real Estate Investment Trusts	5.00%
Road & Rail	1.91%
Semiconductors & Semiconductor Equipment	0.77%
Software	4.95%
Specialty Retail	1.29%
Textiles, Apparel & Luxury Goods	0.75%
Tobacco	1.40%
Trading Companies & Distributors	2.13%
Money Market Fund	1.73%
Total Value of Securities	98.92%
Receivables and Other Assets Net of Liabilities	1.08%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
East West Bancorp	3.26%
American Financial Group	2.75%
Comerica	2.38%
Torchmark	2.24%
Cytec Industries	2.18%
Fiserv	2.15%
United Rentals	2.13%
Synopsys	2.10%
Reinsurance Group of America	2.06%
Raymond James Financial	2.02%
Total	23.27%

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.19%
Auto Components–2.40%
BorgWarner	104,700	$5,951,148
Johnson Controls	88,500	4,383,405
†Tenneco	91,300	5,244,272

		15,578,825

Banks–10.50%
Associated Banc-Corp	175,900	3,565,493
Bank of Hawaii	120,800	8,054,944
Comerica	300,700	15,431,924
East West Bancorp	471,800	21,146,076
Fifth Third Bancorp	375,400	7,815,828
Hancock Holding	210,700	6,723,437
Zions Bancorporation	168,800	5,356,868

		68,094,570

Beverages–1.19%
Dr Pepper Snapple Group	106,300	7,749,270

		7,749,270

Capital Markets–2.02%
Raymond James Financial	219,550	13,080,789

		13,080,789

Chemicals–8.25%
Albemarle	163,000	9,009,010
†Axalta Coating Systems	138,900	4,594,812
Celanese Class A	137,100	9,854,748
Cytec Industries	233,500	14,133,755
FMC	89,100	4,682,205
†Grace (W.R.)	111,700	11,203,510

		53,478,040

Commercial Services & Supplies–0.37%
Brink’s	82,000	2,413,260

		2,413,260

Construction & Engineering–0.91%
KBR	304,200	5,925,816

		5,925,816

Containers & Packaging–0.96%
Graphic Packaging Holding	445,800	6,209,994

		6,209,994

Diversified Consumer Services–1.42%
Service Corp International	313,500	9,226,305

		9,226,305

Electric Utilities–1.94%
Edison International	112,500	6,252,750
PPL	214,100	6,309,527

		12,562,277

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.39%
Regal Beloit	124,100	$9,008,419

		9,008,419

Electronic Equipment, Instruments & Components–2.10%
Avnet	252,900	10,396,719
†Keysight Technologies	103,150	3,217,249

		13,613,968

Energy Equipment & Services–3.18%
†Cameron International	146,100	7,651,257
Helmerich & Payne	50,700	3,570,294
Rowan	99,100	2,092,001
Superior Energy Services	348,600	7,334,544

		20,648,096

Food Products–0.87%
Tyson Foods Class A	132,700	5,657,001

		5,657,001

Health Care Equipment & Supplies–2.54%
Becton, Dickinson	74,000	10,482,100
Zimmer Biomet Holdings	54,700	5,974,881

		16,456,981

Health Care Providers & Services–3.36%
Cigna	40,500	6,561,000
†MEDNAX	67,800	5,024,658
Universal Health Services Class B	71,600	10,174,360

		21,760,018

Hotels, Restaurants & Leisure–1.51%
Bloomin’ Brands	211,300	4,511,255
Starwood Hotels & Resorts Worldwide	64,900	5,262,741

		9,773,996

Household Durables–2.60%
Horton (D.R.)	280,933	7,686,327
Newell Rubbermaid	222,700	9,155,197

		16,841,524

Independent Power & Renewable Electricity Producers–0.06%
†Talen Energy	21,571	370,158

		370,158

Insurance–11.72%
American Financial Group	274,650	17,863,236
Berkley (W.R.)	197,350	10,248,385
HCC Insurance Holdings	159,100	12,225,244
Reinsurance Group of America	141,000	13,376,670
Torchmark	249,450	14,522,979
Validus Holdings	176,500	7,764,235

		76,000,749

IT Services–2.65%
†Fiserv	168,200	13,932,006

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Qorvo	40,600	$3,258,962

		17,190,968

Leisure Products–1.42%
Hasbro	122,800	9,184,212

		9,184,212

Life Sciences Tools & Services–2.12%
Agilent Technologies	166,700	6,431,286
Thermo Fisher Scientific	56,200	7,292,512

		13,723,798

Machinery–2.03%
ITT	235,400	9,849,136
Terex	143,800	3,343,350

		13,192,486

Media–0.67%
Meredith	83,625	4,361,044

		4,361,044

Multiline Retail–2.32%
Macy’s	106,800	7,205,796
Nordstrom	105,100	7,829,950

		15,035,746

Multi-Utilities–2.20%
Public Service Enterprise Group	200,700	7,883,496
WEC Energy Group	142,600	6,412,722

		14,296,218

Oil, Gas & Consumable Fuels–4.14%
†Newfield Exploration	256,700	9,272,004
SM Energy	149,000	6,871,880
Tesoro	41,900	3,536,779
†Whiting Petroleum	214,300	7,200,480

		26,881,143

Pharmaceuticals–0.91%
†Mylan	87,300	5,924,178

		5,924,178

Professional Services–1.24%
ManpowerGroup	89,800	8,026,324

		8,026,324

Real Estate Investment Trusts–5.00%
Boston Properties	55,000	6,657,200
Brandywine Realty Trust	407,400	5,410,272

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
CBL & Associates Properties	322,200	$5,219,640
Highwoods Properties	230,400	9,204,480
Kimco Realty	264,600	5,964,084

		32,455,676

Road & Rail–1.91%
Canadian National Railway	91,900	5,307,225
CSX	216,200	7,058,930

		12,366,155

Semiconductors & Semiconductor Equipment–0.77%
Teradyne	258,000	4,976,820

		4,976,820

Software–4.95%
†Adobe Systems	132,300	10,717,623
†Citrix Systems	41,900	2,939,704
Symantec	209,300	4,866,225
†Synopsys	268,400	13,594,460

		32,118,012

Specialty Retail–1.29%
Staples	254,300	3,893,333
Tiffany	48,400	4,443,120

		8,336,453

Textiles, Apparel & Luxury Goods–0.75%
VF	69,900	4,874,826

		4,874,826

Tobacco–1.40%
Reynolds American	121,400	9,063,724

		9,063,724

Trading Companies & Distributors–2.13%
†United Rentals	157,300	13,782,626

		13,782,626

Total Common Stock (Cost $356,813,713)		630,240,465

MONEY MARKET FUND–1.73%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	11,176,507	11,176,507

Total Money Market Fund (Cost $11,176,507)		11,176,507

TOTAL VALUE OF SECURITIES–98.92% (Cost $367,990,220)	641,416,972
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.08%	7,033,073

NET ASSETS APPLICABLE TO 14,658,080 SHARES OUTSTANDING–100.00%	$648,450,045

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($ 559,190,095 / 12,633,087 Shares)	$44.264

NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($ 89,259,950 / 2,024,993 Shares)	$44.079

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$299,190,075
Undistributed net investment income	3,340,040
Accumulated net realized gain on investments	72,493,178
Net unrealized appreciation of investments	273,426,752

Total net assets	$648,450,045

†	Non-income producing for the period.

«	Includes $398,193 payable for fund shares redeemed as of June 30, 2015.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$4,887,864
Interest	7,843
Foreign tax withheld	(7,906)

4,887,801

EXPENSES:
Management fees	1,244,509
Distribution fees-Service Class	153,615
Accounting and administration expenses	77,075
Reports and statements to shareholders	34,681
Professional fees	20,940
Trustees’ fees and expenses	7,404
Custodian fees	3,675
Consulting fees	1,090
Pricing fees	294
Other	4,478

Total operating expenses	1,547,761

NET INVESTMENT INCOME	3,340,040

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	30,006,811
Foreign currencies	(406)
Foreign currency exchange contracts	175

Net realized gain	30,006,580

Net change in unrealized appreciation (depreciation) of:
Investments	2,069,295
Foreign currencies	23

Net change in unrealized appreciation (depreciation)	2,069,318

NET REALIZED AND UNREALIZED GAIN	32,075,898

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,415,938

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,340,040	$6,987,783
Net realized gain	30,006,580	47,260,745
Net change in unrealized appreciation (depreciation)	2,069,318	(6,086,678)

Net increase in net assets resulting from operations	35,415,938	48,161,850

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,447,907)
Service Class	—	(863,777)
Net realized gain:
Standard Class	—	(26,412,959)
Service Class	—	(4,083,112)

	—	(38,807,755)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,751,615	21,581,877
Service Class	4,908,868	11,196,374
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	33,860,866
Service Class	—	4,946,888

	12,660,483	71,586,005

Cost of shares redeemed:
Standard Class	(40,847,376)	(76,037,418)
Service Class	(8,418,589)	(15,014,646)

	(49,265,965)	(91,052,064)

Decrease in net assets derived from capital share transactions	(36,605,482)	(19,466,059)

NET DECREASE IN NET ASSETS	(1,189,544)	(10,111,964)
NET ASSETS:
Beginning of period	649,639,589	659,751,553

End of period	$648,450,045	$649,639,589

Undistributed net investment income	$3,340,040	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund—6

LVIP Delaware Special Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$41.904	$41.371	$34.125	$33.749	$39.323	$30.303

Income (loss) from investment operations:
Net investment income[2]	0.232	0.471	0.441	0.470	0.345	0.349
Net realized and unrealized gain (loss)	2.128	2.651	10.699	4.485	(2.624)	8.928

Total from investment operations	2.360	3.122	11.140	4.955	(2.279)	9.277

Less dividends and distributions from:
Net investment income	—	(0.564)	(0.434)	(0.269)	(0.115)	(0.257)
Net realized gain	—	(2.025)	(3.460)	(4.310)	(3.180)	—

Total dividends and distributions	—	(2.589)	(3.894)	(4.579)	(3.295)	(0.257)

Net asset value, end of period	$44.264	$41.904	$41.371	$34.125	$33.749	$39.323

Total return[3]	5.63%	7.63%	33.78%	14.94%	(5.20% )	30.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$559,190	$561,547	$573,997	$473,471	$467,227	$599,052
Ratio of expenses to average net assets	0.43%	0.43%	0.46%	0.47%	0.46%	0.48%
Ratio of net investment income to average net assets	1.08%	1.10%	1.13%	1.32%	0.90%	1.04%
Portfolio turnover	9%	7%	13%	11%	9%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$41.801	$41.280	$34.069	$33.702	$39.288	$30.289

Income (loss) from investment operations:
Net investment income[2]	0.156	0.320	0.304	0.344	0.208	0.233
Net realized and unrealized gain (loss)	2.122	2.641	10.665	4.477	(2.614)	8.904

Total from investment operations	2.278	2.961	10.969	4.821	(2.406)	9.137

Less dividends and distributions from:
Net investment income	—	(0.415)	(0.298)	(0.144)	—	(0.138)
Net realized gain	—	(2.025)	(3.460)	(4.310)	(3.180)	—

Total dividends and distributions	—	(2.440)	(3.758)	(4.454)	(3.180)	(0.138)

Net asset value, end of period	$44.079	$41.801	$41.280	$34.069	$33.702	$39.288

Total return[3]	5.45%	7.26%	33.32%	14.54%	(5.53% )	30.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,260	$88,093	$85,755	$64,617	$61,431	$49,495
Ratio of expenses to average net assets	0.78%	0.78%	0.81%	0.82%	0.81%	0.83%
Ratio of net investment income to average net assets	0.73%	0.75%	0.78%	0.97%	0.55%	0.69%
Portfolio turnover	9%	7%	13%	11%	9%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Investments Fund Advisers (Sub-Adviser), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$14,283
Legal.	3,923

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30,288 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$207,838
Distribution fees payable to LFD	25,976
Printing and mailing fees payble to Lincoln Life	511

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$53,729,218
Sales	83,313,216

At June 30, 2015, the cost of investments for federal income tax purpose has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$367,990,220

Aggregate unrealized appreciation	$292,002,087
Aggregate unrealized depreciation	(18,575,335)

Net unrealized appreciation	$273,426,752

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$630,240,465
Money Market Fund	11,176,507

Total	$641,416,972

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	179,305	503,308
Service Class	113,784	265,268
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	808,696
Service Class	—	118,634

	293,089	1,695,906

Shares redeemed:
Standard Class	(947,046)	(1,785,409)
Service Class	(196,201)	(353,878)

	(1,143,247)	(2,139,287)

Net decrease	(850,158)	(443,381)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2015.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$175	$—

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP Delaware Special Opportunities Fund–12

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Special Opportunities Fund–13

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional International Core Equity Managed Volatility Fund

(formerly LVIP Dimensional Non-U.S. Equity RPM Fund)

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

(formerly LVIP Dimensional U.S. Equity RPM Fund)

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP Dimensional/Vanguard Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Dimensional International Core Equity

Managed Volatility Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,048.40	0.26%	$1.32
Service Class Shares	1,000.00	1,047.10	0.51%	2.59
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,022.27	0.51%	2.56

LVIP Dimensional U.S. Core Equity 2 Managed

Volatility Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$996.50	0.25%	$1.24
Service Class Shares	1,000.00	995.30	0.50%	2.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

LVIP Dimensional/Vanguard Total Bond Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$998.90	0.23%	$1.14
Service Class Shares	1,000.00	997.60	0.48%	2.38
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
Service Class Shares	1,000.00	1,022.41	0.48%	2.41

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP Vanguard Domestic Equity ETF Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,010.90	0.25%	$1.25
Service Class Shares	1,000.00	1,009.70	0.50%	2.49
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

LVIP Vanguard International Equity ETF Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,058.60	0.27%	$1.38
Service Class Shares	1,000.00	1,057.30	0.52%	2.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2015

LVIP Dimensional International Core Equity

Managed Volatility Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.84%
International Equity Fund	92.84%
Unaffiliated Investment Company	6.87%
Money Market Fund	6.87%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

LVIP Dimensional U.S. Core Equity 2 Managed

Volatility Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.92%
Equity Fund	92.92%
Unaffiliated Investment Company	6.99%
Money Market Fund	6.99%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Total Bond Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.01%
Money Market Fund	2.01%
Unaffiliated Investment Companies	98.18%
Fixed Income Funds	97.96%
Money Market Fund	0.22%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%	)
Total Net Assets	100.00%

LVIP Vanguard Domestic Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.03%
Money Market Fund	2.03%
Unaffiliated Investment Companies	98.10%
Equity Funds	97.79%
Money Market Fund	0.31%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%	)
Total Net Assets	100.00%

LVIP Vanguard International Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.03%
Money Market Fund	2.03%
Unaffiliated Investment Companies	97.08%
International Equity Funds	96.58%
Money Market Fund	0.50%
Total Value of Securities	99.11%
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Dimensional International Core Equity Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.84%
International Equity Fund–92.84%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional International Core Equity Fund	22,603,594	$220,543,271

Total Affiliated Investment Company (Cost $226,022,304)		220,543,271

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.87%
Money Market Fund–6.87%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	16,305,895	$16,305,895

		16,305,895

Total Unaffiliated Investment Company (Cost $16,305,895)		16,305,895

TOTAL VALUE OF SECURITIES–99.71% (Cost $242,328,199)	236,849,166
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	694,615

NET ASSETS APPLICABLE TO 24,122,909 SHARES OUTSTANDING–100.00%	$237,543,781

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(23) British Pound Currency	$(2,258,978)	$(2,260,469)	9/15/15	$(1,491)
(23) E-mini MSCI Emerging Markets Index	(1,101,321)	(1,103,310)	9/21/15	(1,989)
(26) Euro Currency	(3,624,525)	(3,625,700)	9/15/15	(1,175)
(96) Euro STOXX 50 Index	(3,688,305)	(3,676,080)	9/21/15	12,225
(22) FTSE 100 Index	(2,243,992)	(2,244,599)	9/21/15	(607)
(26) Japanese Yen Currency	(2,659,784)	(2,659,312)	9/15/15	472
23 Nikkei 225 Index (OSE)	3,798,298	3,803,253	9/11/15	4,955

	$(11,778,607)			$12,390

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.92%
Equity Fund–92.92%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional U.S. Core Equity 2 Fund	40,458,739	$404,223,258

		404,223,258

Total Affiliated Investment Company (Cost $404,753,327)		404,223,258

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.99%
Money Market Fund–6.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	30,403,200	$30,403,200

		30,403,200

Total Unaffiliated Investment Company (Cost $30,403,200)		30,403,200

TOTAL VALUE OF SECURITIES–99.91% (Cost $435,156,527)	434,626,458
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	394,527

NET ASSETS APPLICABLE TO 30,884,950 SHARES OUTSTANDING–100.00%	$435,020,985

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(60) E-mini Russell 2000 Index	$(7,476,916)	$(7,502,400)	9/21/15	$(25,484)
(96) E-mini S&P 500 Index	(9,865,376)	(9,861,120)	9/21/15	4,256

	$(17,342,292)			$(21,228)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.01%
Money Market Fund–2.01%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	925,692	$9,256,922

Total Affiliated Investment Company (Cost $9,256,922)		9,256,922

UNAFFILIATED INVESTMENT COMPANIES–98.18%
Fixed Income Funds–97.96%
**DFA Inflation Protected Securities Portfolio	2,783,259	32,508,465
**DFA Intermediate Term Extended Quality Portfolio	6,077,134	64,478,387
**DFA One-Year Fixed Income Portfolio	2,243,115	23,148,952
**DFA Two-Year Global Fixed Income Portfolio	4,195,849	41,706,734
**DFA VA Global Bond Portfolio	3,425,214	37,026,565
**DFA VA Short-Term Fixed Portfolio	2,719,894	27,770,118

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	156,192	$13,683,981
Vanguard Mortgage-Backed Securities ETF	1,048,935	55,415,236
Vanguard Short-Term Corporate Bond ETF	232,085	18,469,324
Vanguard Total Bond Market ETF	1,703,603	138,434,780

		452,642,542

Money Market Fund–0.22%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,030,842	1,030,842

		1,030,842

Total Unaffiliated Investment Companies (Cost $455,855,852)		453,673,384

TOTAL VALUE OF SECURITIES–100.19% (Cost $465,112,774)	462,930,306
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(855,662)

NET ASSETS APPLICABLE TO 44,028,760 SHARES OUTSTANDING–100.00%	$462,074,644

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.03%
Money Market Fund–2.03%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	426,971	$4,269,710

Total Affiliated Investment Company (Cost $4,269,710)		4,269,710

UNAFFILIATED INVESTMENT COMPANIES–98.10%
Equity Funds–97.79%
Vanguard Dividend Appreciation ETF	265,005	20,824,093
Vanguard Mega Cap 300 Growth ETF	403,600	33,482,656
Vanguard Mega Cap 300 Value ETF	699,349	41,884,012
Vanguard Mid-Cap Growth ETF	79,445	8,466,454
Vanguard Mid-Cap Value ETF	138,986	12,587,962
Vanguard REIT ETF	109,433	8,173,551
Vanguard Small-Cap Growth ETF	47,524	6,379,622

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	97,641	$10,526,676
Vanguard Total Stock Market ETF	528,774	56,589,393
**Vanguard Variable Insurance Fund–Small Company Growth Portfolio	279,837	6,399,879

		205,314,298

Money Market Fund–0.31%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	653,127	653,127

		653,127

Total Unaffiliated Investment Companies (Cost $153,686,702)		205,967,425

TOTAL VALUE OF SECURITIES–100.13% (Cost $157,956,412)	210,237,135
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(273,377)

NET ASSETS APPLICABLE TO 14,099,747 SHARES OUTSTANDING–100.00%	$209,963,758

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.03%
Money Market Fund–2.03%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	271,135	$2,711,348

Total Affiliated Investment Company (Cost $2,711,348)		2,711,348

UNAFFILIATED INVESTMENT COMPANIES–97.08%
International Equity Funds–96.58%
Vanguard FTSE All-World ex-U.S. ETF	405,178	19,671,392
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	194,094	19,782,061
Vanguard FTSE Developed Markets ETF	659,053	26,131,451
Vanguard FTSE Emerging Markets ETF	325,686	13,314,044
Vanguard FTSE European ETF	215,744	11,645,861

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE Pacific ETF	369,271	$22,536,609
Vanguard Global ex-U.S. Real Estate ETF	94,778	5,256,388
**Vanguard VA International Portfolio	494,603	10,535,043

		128,872,849

Money Market Fund–0.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	672,508	672,508

		672,508

Total Unaffiliated Investment Companies (Cost $118,440,977)		129,545,357

TOTAL VALUE OF SECURITIES–99.11% (Cost $121,152,325)	132,256,705
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	1,186,311

NET ASSETS APPLICABLE TO 13,152,187 SHARES OUTSTANDING–100.00%	$133,443,016

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Dimensional/Vanguard Allocation Funds

Statements of Assets and Liabilities

June 30, 2015 (unaudited)

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Investments in affiliated investment companies, at value	$220,543,271	$404,223,258	$9,256,922	$4,269,710	$2,711,348
Investments in unaffiliated investment companies, at value	16,305,895	30,403,200	453,673,384	205,967,425	129,545,357
Receivables for fund shares sold	817,164	948,655	511,301	132,973	818,324
Foreign currencies collateral, at value	702,998	—	—	—	—
Cash collateral	354,894	1,151,735	—	—	—
Unrealized appreciation from open futures contracts	17,652	4,256	—	—	—
Dividends receivable from investment companies	127	240	11	446,558	1,211,696
Cash	—	—	—	151	19
Receivables for investment companies sold	—	—	—	26,728	—

TOTAL ASSETS	238,742,001	436,731,344	463,441,618	210,843,545	134,286,744

LIABILITIES:
Payables for investment companies purchased	948,390	1,081,700	1,030,693	679,483	672,268
Payables for fund shares redeemed	161,442	466,716	153,756	107,212	105,505
Due to manager and affiliates	55,226	103,633	160,775	71,763	44,731
Accrued expenses payable	27,900	32,826	21,750	21,329	21,224
Unrealized depreciation from open futures contracts	5,262	25,484	—	—	—

TOTAL LIABILITIES	1,198,220	1,710,359	1,366,974	879,787	843,728

TOTAL NET ASSETS	$237,543,781	$435,020,985	$462,074,644	$209,963,758	$133,443,016

Investments in affiliated investment companies, at cost	$226,022,304	$404,753,327	$9,256,922	$4,269,710	$2,711,348
Investments in unaffiliated investment companies, at cost	$16,305,895	$30,403,200	$455,855,852	$153,686,702	$118,440,977

Standard Class:
Net Assets	$17,050,413	$22,042,222	$40,460,341	$49,440,155	$38,147,035
Shares Outstanding	1,729,520	1,562,489	3,850,970	3,316,041	3,755,798
Net Asset Value Per Share	$9.858	$14.107	$10.507	$14.909	$10.157

Service Class:
Net Assets	$220,493,368	$412,978,763	$421,614,303	$160,523,603	$95,295,981
Shares Outstanding	22,393,389	29,322,461	40,177,790	10,783,706	9,396,389
Net Asset Value Per Share	$9.846	$14.084	$10.494	$14.886	$10.142

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$233,369,107	$380,733,063	$463,417,212	$156,260,757	$126,943,192
Undistributed (accumulated) net investment income (loss)	(134,526)	106,119	2,218,991	1,222,011	1,806,760
Accumulated net realized gain (loss) on investments	9,775,843	54,733,100	(1,379,091)	200,267	(6,411,316)
Net unrealized appreciation (depreciation) of investments and derivatives	(5,466,643)	(551,297)	(2,182,468)	52,280,723	11,104,380

TOTAL NET ASSETS	$237,543,781	$435,020,985	$462,074,644	$209,963,758	$133,443,016

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Allocation Funds

Statements of Operations

Six Months Ended June 30, 2015 (unaudited)

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$144,550	$990,031	$2,711,004	$1,608,572	$1,686,025
Dividends from affiliated investment companies	314	544	956	456	274

	144,864	990,575	2,711,960	1,609,028	1,686,299

EXPENSES:
Management fees	290,107	507,785	535,168	254,090	153,183
Distribution fees-Service Class	252,018	478,640	490,303	199,561	109,907
Accounting and administration expenses	63,594	100,114	28,534	21,421	18,878
Professional fees	12,322	14,485	13,554	11,227	10,436
Reports and statements to shareholders	11,495	10,675	15,236	8,446	10,234
Custodian fees	3,148	3,536	3,731	1,154	2,456
Trustees’ fees and expenses	2,510	4,160	4,655	2,231	1,373
Consulting fees	1,876	1,932	988	918	893
Pricing fees	177	136	113	108	102
Other	850	1,471	1,237	671	629

	638,097	1,122,934	1,093,519	499,827	308,091
Less management fees waived	(80,711)	(144,493)	(107,034)	(50,818)	(30,637)

Total operating expenses	557,386	978,441	986,485	449,009	277,454

NET INVESTMENT INCOME (LOSS)	(412,522)	12,134	1,725,475	1,160,019	1,408,845

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	—	—	51,899	681,391	142,252
Sale of investments in affiliated investment companies	440,528	(188)	—	—	—
Sale of investments in unaffiliated investment companies	18,712,038	67,770,643	(116,051)	(87,853)	(1,745,770)
Foreign currencies	33	—	—	—	—
Futures contracts	(2,041,854)	(7,206,538)	—	—	—

Net realized gain (loss)	17,110,745	60,563,917	(64,152)	593,538	(1,603,518)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	(5,479,033)	(530,069)	—	—	—
Investments in unaffiliated investment companies	(336,591)	(62,332,713)	(3,242,922)	104,341	6,102,358
Futures contracts	218,611	151,886	—	—	—

Net change in unrealized appreciation (depreciation)	(5,597,013)	(62,710,896)	(3,242,922)	104,341	6,102,358

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,513,732	(2,146,979)	(3,307,074)	697,879	4,498,840

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,101,210	$(2,134,845)	$(1,581,599)	$1,857,898	$5,907,685

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets

	LVIP Dimensional International Core Equity Managed Volatility Fund		LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund		LVIP Dimensional/ Vanguard Total Bond Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(412,522)	$4,384,234	$12,134	$2,712,147	$1,725,475	$5,224,155
Net realized gain (loss)	17,110,745	(4,871,942)	60,563,917	(4,429,512)	(64,152)	92,624
Net change in unrealized appreciation (depreciation)	(5,597,013)	(15,817,280)	(62,710,896)	16,982,156	(3,242,922)	7,477,378

Net increase (decrease) in net assets resulting from operations	11,101,210	(16,304,988)	(2,134,845)	15,264,791	(1,581,599)	12,794,157

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(682,934)	—	(217,001)	—	(521,961)
Service Class	—	(3,488,741)	—	(2,506,607)	—	(4,932,209)
Net realized gain:
Standard Class	—	—	—	—	—	(21,247)
Service Class	—	—	—	—	—	(253,731)

	—	(4,171,675)	—	(2,723,608)	—	(5,729,148)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,734,955	12,692,029	5,457,821	9,882,612	10,961,224	21,279,650
Service Class	47,890,613	118,118,375	85,727,352	174,179,783	81,040,381	147,480,289
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	682,934	—	217,001	—	543,208
Service Class	—	3,488,741	—	2,506,607	—	5,185,940

	52,625,568	134,982,079	91,185,173	186,786,003	92,001,605	174,489,087

Cost of shares redeemed:
Standard Class	(23,612,686)	(12,163,617)	(6,242,599)	(3,130,039)	(2,958,811)	(3,240,777)
Service Class	(18,053,928)	(22,520,057)	(26,945,781)	(52,338,524)	(22,350,557)	(28,789,356)

	(41,666,614)	(34,683,674)	(33,188,380)	(55,468,563)	(25,309,368)	(32,030,133)

Increase in net assets derived from capital share transactions	10,958,954	100,298,405	57,996,793	131,317,440	66,692,237	142,458,954

NET INCREASE IN NET ASSETS	22,060,164	79,821,742	55,861,948	143,858,623	65,110,638	149,523,963
NET ASSETS:
Beginning of period	215,483,617	135,661,875	379,159,037	235,300,414	396,964,006	247,440,043

End of period	$237,543,781	$215,483,617	$435,020,985	$379,159,037	$462,074,644	$396,964,006

Undistributed (accumulated) net investment income (loss)	$(134,526)	$277,996	$106,119	$93,985	$2,218,991	$493,516

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,160,019	$2,357,219	$1,408,845	$2,633,931
Net realized gain (loss)	593,538	556,421	(1,603,518)	(367,206)
Net change in unrealized appreciation (depreciation)	104,341	16,400,446	6,102,358	(8,459,083)

Net increase (decrease) in net assets resulting from operations	1,857,898	19,314,086	5,907,685	(6,192,358)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(640,219)	—	(592,954)
Service Class	—	(2,374,079)	—	(1,643,062)
Net realized gain:
Standard Class	—	(102,729)	—	—
Service Class	—	(473,497)	—	—

	—	(3,590,524)	—	(2,236,016)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,332,540	25,136,205	9,297,924	24,140,346
Service Class	19,682,477	38,840,309	23,732,785	33,380,541
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	742,948	—	592,954
Service Class	—	2,847,576	—	1,643,062

	34,015,017	67,567,038	33,030,709	59,756,903

Cost of shares redeemed:
Standard Class	(1,871,481)	(5,532,566)	(2,444,230)	(4,729,744)
Service Class	(15,174,195)	(34,943,190)	(23,912,670)	(12,335,330)

	(17,045,676)	(40,475,756)	(26,356,900)	(17,065,074)

Increase in net assets derived from capital share transactions	16,969,341	27,091,282	6,673,809	42,691,829

NET INCREASE IN NET ASSETS	18,827,239	42,814,844	12,581,494	34,263,455
NET ASSETS:
Beginning of period	191,136,519	148,321,675	120,861,522	86,598,067

End of period	$209,963,758	$191,136,519	$133,443,016	$120,861,522

Undistributed net investment income	$1,222,011	$61,992	$1,806,760	$397,915

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Dimensional International Core Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1]		Year Ended			5/2/11[2] to
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.403		$10.391	$9.202	$7.951	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)		0.270	0.246	0.310	0.280
Net realized and unrealized gain (loss)	0.462		(1.048)	1.142	1.172	(2.306)

Total from investment operations	0.455		(0.778)	1.388	1.482	(2.026)

Less dividends and distributions from:
Net investment income	—		(0.210)	(0.187)	(0.212)	(0.023)
Net realized gain	—		—	(0.012)	(0.019)	—

Total dividends and distributions	—		(0.210)	(0.199)	(0.231)	(0.023)

Net asset value, end of period	$9.858		$9.403	$10.391	$9.202	$7.951

Total return[4]	4.84%		(7.50% )	15.12%	18.77%	(20.26% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,051		$33,237	$34,646	$21,171	$7,955
Ratio of expenses to average net assets[5]	0.26%		0.33%	0.33%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.33%		0.33%	0.37%	0.50%	1.52%
Ratio of net investment income (loss) to average net assets	(0.14%	)	2.62%	2.50%	3.60%	5.26%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%	)	2.62%	2.46%	3.40%	4.04%
Portfolio turnover	122%		13%	13%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Dimensional International Core Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1]		Year Ended			5/2/11[2] to
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.403		$10.390	$9.202	$7.954	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)		0.243	0.223	0.288	0.271
Net realized and unrealized gain (loss)	0.462		(1.046)	1.139	1.171	(2.310)

Total from investment operations	0.443		(0.803)	1.362	1.459	(2.039)

Less dividends and distributions from:
Net investment income	—		(0.184)	(0.162)	(0.192)	(0.007)
Net realized gain	—		—	(0.012)	(0.019)	—

Total dividends and distributions	—		(0.184)	(0.174)	(0.211)	(0.007)

Net asset value, end of period	$9.846		$9.403	$10.390	$9.202	$7.954

Total return[4]	4.71%		(7.74% )	14.84%	18.47%	(20.39% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220,493		$182,247	$101,016	$30,083	$14,579
Ratio of expenses to average net assets[5]	0.51%		0.58%	0.58%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.58%		0.58%	0.62%	0.75%	1.77%
Ratio of net investment income (loss) to average net assets	(0.39%	)	2.37%	2.25%	3.35%	5.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46%	)	2.37%	2.21%	3.15%	3.79%
Portfolio turnover	122%		13%	13%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended			5/2/11[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.157	$13.649	$10.715	$9.230	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.017	0.154	0.165	0.199	0.175
Net realized and unrealized gain (loss)	(0.067)	0.488	2.955	1.405	(0.932)

Total from investment operations	(0.050)	0.642	3.120	1.604	(0.757)

Less dividends and distributions from:
Net investment income	—	(0.134)	(0.125)	(0.117)	(0.013)
Net realized gain	—	—	(0.061)	(0.002)	—

Total dividends and distributions	—	(0.134)	(0.186)	(0.119)	(0.013)

Net asset value, end of period	$14.107	$14.157	$13.649	$10.715	$9.230

Total return[4]	(0.35% )	4.70%	29.18%	17.41%	(7.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,042	$22,848	$15,078	$2,558	$698
Ratio of expenses to average net assets[5]	0.25%	0.31%	0.32%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.31%	0.33%	0.39%	1.08%
Ratio of net investment income to average net assets	0.24%	1.11%	1.31%	1.94%	2.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.17%	1.11%	1.30%	1.85%	2.17%
Portfolio turnover	107%	26%	15%	14%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1]		Year Ended			5/2/11[2] to
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.151		$13.645	$10.714	$9.229	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.001)		0.119	0.133	0.174	0.160
Net realized and unrealized gain (loss)	(0.066)		0.487	2.953	1.403	(0.931)

Total from investment operations	(0.067)		0.606	3.086	1.577	(0.771)

Less dividends and distributions from:
Net investment income	—		(0.100)	(0.094)	(0.090)	—
Net realized gain	—		—	(0.061)	(0.002)	—

Total dividends and distributions	—		(0.100)	(0.155)	(0.092)	—

Net asset value, end of period	$14.084		$14.151	$13.645	$10.714	$9.229

Total return[4]	(0.47%	)	4.44%	28.86%	17.12%	(7.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$412,979		$356,311	$220,223	$92,185	$24,883
Ratio of expenses to average net assets[5]	0.50%		0.56%	0.57%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%		0.56%	0.58%	0.64%	1.33%
Ratio of net investment income (loss) to average net assets	(0.01%	)	0.86%	1.06%	1.69%	2.70%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08%	)	0.86%	1.05%	1.60%	1.92%
Portfolio turnover	107%		26%	15%	14%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended			5/2/11[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.518	$10.224	$10.688	$10.491	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.054	0.196	0.162	0.193	0.234
Net realized and unrealized gain (loss)	(0.065)	0.278	(0.457)	0.198	0.291

Total from investment operations	(0.011)	0.474	(0.295)	0.391	0.525

Less dividends and distributions from:
Net investment income	—	(0.172)	(0.141)	(0.175)	(0.034)
Net realized gain	—	(0.008)	(0.028)	(0.019)	—

Total dividends and distributions	—	(0.180)	(0.169)	(0.194)	(0.034)

Net asset value, end of period	$10.507	$10.518	$10.224	$10.688	$10.491

Total return[4]	(0.11% )	4.64%	(2.76% )	3.73%	5.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,460	$32,573	$13,621	$8,444	$1,286
Ratio of expenses to average net assets[5]	0.23%	0.24%	0.26%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%	0.29%	0.31%	0.35%	0.68%
Ratio of net investment income to average net assets	1.03%	1.86%	1.55%	1.80%	3.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.98%	1.81%	1.50%	1.75%	2.99%
Portfolio turnover	1%	14%	9%	26%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended			5/2/11[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$10.519	$10.224	$10.689	$10.494	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.041	0.169	0.136	0.166	0.217
Net realized and unrealized gain (loss)	(0.066)	0.280	(0.457)	0.199	0.291

Total from investment operations	(0.025)	0.449	(0.321)	0.365	0.508

Less dividends and distributions from:
Net investment income	—	(0.146)	(0.116)	(0.151)	(0.014)
Net realized gain	—	(0.008)	(0.028)	(0.019)	—

Total dividends and distributions	—	(0.154)	(0.144)	(0.170)	(0.014)

Net asset value, end of period	$10.494	$10.519	$10.224	$10.689	$10.494

Total return[4]	(0.24% )	4.39%	(3.00% )	3.48%	5.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,615	$364,391	$233,819	$137,634	$56,459
Ratio of expenses to average net assets[5]	0.48%	0.49%	0.51%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%	0.54%	0.56%	0.60%	0.93%
Ratio of net investment income to average net assets	0.78%	1.61%	1.30%	1.55%	3.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.73%	1.56%	1.25%	1.50%	2.74%
Portfolio turnover	1%	14%	9%	26%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended			5/2/11[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.748	$13.421	$10.394	$9.158	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.100	0.229	0.212	0.200	0.174
Net realized and unrealized gain (loss)	0.061	1.409	2.960	1.187	(0.961)

Total from investment operations	0.161	1.638	3.172	1.387	(0.787)

Less dividends and distributions from:
Net investment income	—	(0.265)	(0.145)	(0.151)	(0.055)
Net realized gain	—	(0.046)	—	—	—

Total dividends and distributions	—	(0.311)	(0.145)	(0.151)	(0.055)

Net asset value, end of period	$14.909	$14.748	$13.421	$10.394	$9.158

Total return[4]	1.09%	12.21%	30.52%	15.17%	(7.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,440	$36,626	$13,983	$1,723	$146
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.29%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.34%	0.39%	0.57%
Ratio of net investment income to average net assets	1.34%	1.62%	1.71%	1.97%	2.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29%	1.57%	1.66%	1.88%	2.63%
Portfolio turnover	4%	15%	20%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended			5/2/11[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$14.743	$13.418	$10.395	$9.159	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.081	0.192	0.177	0.174	0.158
Net realized and unrealized gain (loss)	0.062	1.409	2.961	1.187	(0.959)

Total from investment operations	0.143	1.601	3.138	1.361	(0.801)

Less dividends and distributions from:
Net investment income	—	(0.230)	(0.115)	(0.125)	(0.040)
Net realized gain	—	(0.046)	—	—	—

Total dividends and distributions	—	(0.276)	(0.115)	(0.125)	(0.040)

Net asset value, end of period	$14.886	$14.743	$13.418	$10.395	$9.159

Total return[4]	0.97%	11.93%	30.20%	14.88%	(8.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,524	$154,511	$134,339	$86,200	$52,435
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.54%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.55%	0.59%	0.64%	0.82%
Ratio of net investment income to average net assets	1.09%	1.37%	1.46%	1.72%	2.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%	1.32%	1.41%	1.63%	2.38%
Portfolio turnover	4%	15%	20%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–20

LVIP Vanguard International Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended			5/2/11[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.595	$10.272	$9.139	$8.000	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.125	0.280	0.246	0.193	0.313
Net realized and unrealized gain (loss)	0.437	(0.756)	1.100	1.336	(2.313)

Total from investment operations	0.562	(0.476)	1.346	1.529	(2.000)

Less dividends and distributions from:
Net investment income	—	(0.201)	(0.212)	(0.188)	—
Net realized gain	—	—	—	— [4]	—
Return of capital	—	—	(0.001)	(0.202)	—

Total dividends and distributions	—	(0.201)	(0.213)	(0.390)	—

Net asset value, end of period	$10.157	$9.595	$10.272	$9.139	$8.000

Total return[5]	5.86%	(4.64% )	14.75%	19.35%	(20.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,147	$29,516	$11,500	$1,890	$600
Ratio of expenses to average net assets[6]	0.27%	0.28%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.33%	0.39%	0.36%	0.46%
Ratio of net investment income to average net assets	2.48%	2.72%	2.52%	2.21%	5.73%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.43%	2.67%	2.43%	2.15%	5.57%
Portfolio turnover	14%	11%	17%	48%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $11 was made, which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–21

LVIP Vanguard International Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended			5/2/11[2] to
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$9.592	$10.268	$9.137	$7.987	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.112	0.254	0.220	0.169	0.307
Net realized and unrealized gain (loss)	0.438	(0.755)	1.099	1.335	(2.320)

Total from investment operations	0.550	(0.501)	1.319	1.504	(2.013)

Less dividends and distributions from:
Net investment income	—	(0.175)	(0.187)	(0.170)	—
Net realized gain	—	—	—	— [4]	—
Return of capital	—	—	(0.001)	(0.184)	—

Total dividends and distributions	—	(0.175)	(0.188)	(0.354)	—

Net asset value, end of period	$10.142	$9.592	$10.268	$9.137	$7.987

Total return[5]	5.73%	(4.88% )	14.46%	19.04%	(20.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,296	$91,345	$75,098	$50,677	$77,833
Ratio of expenses to average net assets[6]	0.52%	0.53%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.57%	0.58%	0.64%	0.61%	0.71%
Ratio of net investment income to average net assets	2.23%	2.47%	2.27%	1.96%	5.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.18%	2.42%	2.18%	1.90%	5.32%
Portfolio turnover	14%	11%	17%	48%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $1,475 was made, which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–22

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Managed Volatility Fund (formerly, LVIP Dimensional Non-U.S. Equity RPM Fund), LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (formerly, LVIP Dimensional U.S. Equity RPM Fund), LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a Fund, and collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP Dimensional International Core Equity Managed Volatility Fund and LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund invests a significant portion of their assets in other open-end investment companies (Underlying Funds) that invest in U.S. and foreign stocks and money market instruments. The Underlying Funds will primarily be Lincoln Variable Insurance Products Trust mutual funds. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The LVIP Dimensional/Vanguard Total Bond Fund invests a significant portion of its assets in Underlying Funds and Exchange Traded Funds (ETFs) which, in turn, invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to mutual fund and ETF investments, the Fund may invest in individual securities, such as money market instruments.

The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.

The investment objective of the LVIP Dimensional International Core Equity Managed Volatility , LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.

The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax position taken on their federal income tax returns for all open tax years (December 31, 2011-December 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2015, the Funds did not incur any interest or tax penalties.

LVIP Dimensional/Vanguard Allocation Funds–23

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios, providing certain administrative services to the Funds, and managing the LVIP Dimensional International Core Equity Managed Volatility Fund and the LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund’s volatility strategy. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2015, LIAC has contractually agreed to waive 0.20% of average daily net assets of LVIP Dimensional International Core Equity Managed Volatility Fund and LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund. The waiver amount is 0.05% of average daily net assets of LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic ETF Fund, and LVIP Vanguard International Equity ETF Fund, and was in effect for the six month period ended June 30, 2015. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Prior to May 1, 2015, LIAC had agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceeded the following percentages of average net assets:

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Vanguard International Equity ETF Fund
Standard Class	0.35%	0.30%
Service Class	0.60%	0.55%

LVIP Dimensional/Vanguard Allocation Funds–24

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$5,046	$8,810	$9,266	$4,391	$2,651
Legal	1,386	2,420	2,545	1,206	728

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. The Funds reimbursed Lincoln Life for the cost of these services. For the six months ended June 30, 2015, these fees amounted as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Trading operation	$7,205	$12,556	$1,617	$773	$465

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2015, these fees amounted as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$9,041	$5,737	$12,290	$6,313	$8,383

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Funds had liabilities payable to affiliates as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$9,768	$17,886	$74,978	$34,972	$21,879
Distribution fees payable to LFD	45,417	85,032	85,683	33,593	19,555
Printing and mailing fees payable to Lincoln Life	41	715	114	3,198	3,297

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$269,088,514	$450,982,014	$74,386,317	$26,773,260	$24,456,896
Sales	263,786,609	409,194,828	5,996,358	9,062,298	17,699,447

LVIP Dimensional/Vanguard Allocation Funds–25

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$242,328,199	$435,156,527	$465,112,774	$157,956,412	$121,152,325

Aggregate unrealized appreciation	$—	$—	$859,239	$52,280,723	$11,104,380
Aggregate unrealized depreciation	(5,479,033)	(530,069)	(3,041,707)	—	—

Net unrealized appreciation (depreciation)	$(5,479,033)	$(530,069)	$(2,182,468)	$52,280,723	$11,104,380

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Post-Enactment Losses (No Expiration)
	Short-Term	Long-Term	Total
LVIP Dimensional International Core Equity Managed Volatility Fund	$3,769,342	$2,599,090	$6,368,432
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	3,288,450	2,006,878	5,295,328
LVIP Vanguard International Equity ETF Fund	260,174	3,027,657	3,287,831

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1	LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investment Companies	$236,849,166	$434,626,458	$462,930,306	$210,237,135	$132,256,705

Futures Contracts	$12,390	$(21,228)	$—	$—	$—

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. Each Fund’s policy is to recognize transfers between levels as of beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Allocation Funds–26

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund		LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund		LVIP Dimensional/ Vanguard Total Bond Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	482,959	1,252,017	384,280	717,741	1,033,730	2,021,101
Service Class	4,856,178	11,498,313	6,038,476	12,646,019	7,641,496	14,019,695
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	72,230	—	15,195	—	51,663
Service Class	—	368,886	—	175,617	—	493,265

	5,339,137	13,191,446	6,422,756	13,554,572	8,675,226	16,585,724

Shares redeemed:
Standard Class	(2,288,243)	(1,123,609)	(435,719)	(223,691)	(279,558)	(308,219)
Service Class	(1,844,712)	(2,207,627)	(1,894,988)	(3,782,163)	(2,106,307)	(2,739,275)

	(4,132,955)	(3,331,236)	(2,330,707)	(4,005,854)	(2,385,865)	(3,047,494)

Net increase	1,206,182	9,860,210	4,092,049	9,548,718	6,289,361	13,538,230

	LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	957,673	1,786,414	913,374	2,353,617
Service Class	1,315,475	2,759,199	2,320,286	3,249,570
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	50,297	—	61,612
Service Class	—	193,302	—	170,779

	2,273,148	4,789,212	3,233,660	5,835,578

Shares redeemed:
Standard Class	(125,061)	(395,182)	(233,927)	(458,458)
Service Class	(1,012,053)	(2,483,691)	(2,446,669)	(1,211,207)

	(1,137,114)	(2,878,873)	(2,680,596)	(1,669,665)

Net increase	1,136,034	1,910,339	553,064	4,165,913

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–LVIP Dimensional International Core Equity Managed Volatility Fund and LVIP Dimensional Core Equity 2 Managed Volatility Fund may use futures in the normal course of pursuing their investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of their portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of

LVIP Dimensional/Vanguard Allocation Funds–27

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	LVIP Dimensional International Core Equity Managed Volatility Fund

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts
(Futures contracts)	Unrealized appreciation from open futures contracts	$17,180	Unrealized depreciation from open futures contracts	$(2,596)
Currency contracts
(Futures contracts)	Unrealized appreciation from open futures contracts	472	Unrealized depreciation from open futures contracts	(2,666)

Total		$17,652		$(5,262)

	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts
(Futures contracts)	Unrealized appreciation from open futures contracts	$4,256	Unrealized depreciation from open futures contracts	$(25,484)

The effect of derivative instruments on the Statements of Operations for the for the six months ended June 30, 2015 was as follows:

LVIP Dimensional International Core Equity Managed Volatility Fund

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,591,276)	$476,171
Currency contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(450,578)	(257,560)

Total		$(2,041,854)	$218,611

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,206,538)	$151,886

LVIP Dimensional/Vanguard Allocation Funds–28

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
LVIP Dimensional International Core Equity Managed Volatility Fund	$14,978,963	$15,315,595
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	16,377,293	24,644,637

6. Credit and Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Dimensional/Vanguard Allocation Funds–29

LVIP Dimensional International Core Equity Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Dimensional International Core Equity Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling
1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2015* to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015* to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15
Actual*
Standard Class Shares	$1,000.00	$975.70	0.65%	$1.07
Service Class Shares	1,000.00	975.30	0.90%	1.49
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.57	0.65%	$3.26
Service Class Shares	1,000.00	1,020.33	0.90%	4.51

*

The Fund commenced operations on May 1, 2015. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets
Common Stock	98.00%
Australia	6.35%
Austria	0.43%
Belgium	1.45%
Canada	8.26%
China	0.00%
Denmark	1.59%
Finland	1.66%
France	6.80%
Germany	6.21%
Hong Kong	2.98%
Ireland	0.56%
Israel	0.57%
Italy	2.63%
Japan	22.97%
Netherlands	2.60%
New Zealand	0.43%
Norway	0.76%
Portugal	0.26%
Singapore	1.33%
Spain	2.66%
Sweden	2.76%
Switzerland	6.49%
United Kingdom	18.24%
United States	0.01%
Preferred Stock	0.49%
Rights	0.01%
Warrant	0.00%
Money Market Fund	1.03%
Total Value of Securities	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.14%
Air Freight & Logistics	0.42%
Airlines	0.38%
Auto Components	2.15%
Automobiles	3.56%
Banks	10.09%
Beverages	1.12%
Biotechnology	0.35%
Building Products	0.93%
Capital Markets	2.17%
Chemicals	4.49%
Commercial Services & Supplies	1.50%

Sector	Percentage of Net Assets
Communications Equipment	0.30%
Construction & Engineering	2.06%
Construction Materials	0.79%
Consumer Finance	0.09%
Containers & Packaging	0.82%
Distributors	0.24%
Diversified Consumer Services	0.14%
Diversified Financial Services	0.70%
Diversified Telecommunication Services	2.30%
Electric Utilities	1.26%
Electrical Equipment	1.53%
Electronic Equipment, Instruments & Components	1.74%
Energy Equipment & Services	0.92%
Food & Staples Retailing	2.53%
Food Products	2.81%
Gas Utilities	0.34%
Health Care Equipment & Supplies	0.86%
Health Care Providers & Services	0.66%
Health Care Technology	0.05%
Hotels, Restaurants & Leisure	2.05%
Household Durables	2.22%
Household Products	0.39%
Independent Power & Renewable Electricity Producers	0.24%
Industrial Conglomerates	1.14%
Insurance	4.72%
Internet & Catalog Retail	0.19%
Internet Software & Services	0.26%
IT Services	0.95%
Leisure Products	0.27%
Life Sciences Tools & Services	0.33%
Machinery	3.67%
Marine	0.42%
Media	2.36%
Metals & Mining	4.29%
Multiline Retail	0.72%
Multi-Utilities	0.82%
Oil, Gas & Consumable Fuels	6.24%
Paper & Forest Products	0.87%
Personal Products	0.35%
Pharmaceuticals	3.80%
Professional Services	1.05%
Real Estate Management & Development	2.09%
Road & Rail	1.38%
Semiconductors & Semiconductor Equipment	0.73%
Software	0.85%
Specialty Retail	1.59%
Technology Hardware, Storage & Peripherals	0.76%
Textiles, Apparel & Luxury Goods	1.37%
Thrifts & Mortgage Finance	0.12%
Tobacco	0.45%

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets
Trading Companies & Distributors	1.79%
Transportation Infrastructure	0.55%
Water Utilities	0.16%
Wireless Telecommunication Services	0.87%
Total	98.50%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nestle	0.99%
Toyota Motor	0.87%
BP ADR	0.86%
Daimler	0.59%
HSBC Holdings ADR	0.56%
TOTAL	0.49%
Royal Dutch Shell ADR	0.48%
Roche Holding	0.47%
BHP Billiton	0.47%
Novartis	0.42%
Total	6.20%

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.00%
Australia–6.35%
Adelaide Brighton	26,314	$87,476
AGL Energy	4,702	56,394
ALS	14,271	64,392
Altium	3,604	12,314
Alumina	80,409	94,890
Alumina ADR	2,200	10,274
Amalgamated Holdings	2,208	21,356
Amcor	12,862	136,109
AMP	48,007	222,907
Ansell	5,973	110,982
APA Group	10,299	65,455
†APN News & Media	31,844	17,438
ARB	1,776	17,849
Ardent Leisure Group	6,894	11,539
Aristocrat Leisure	10,480	61,837
Asciano	34,452	176,709
ASX	1,458	44,870
Aurizon Holdings	30,008	118,735
AusNet Services	26,731	28,762
Austbrokers Holdings	1,777	12,335
Australia & New Zealand Banking Group	19,665	488,397
†Australian Agricultural	23,032	21,939
Automotive Holdings Group	8,212	25,272
†AWE	15,767	14,715
Bank of Queensland	15,254	150,244
Beach Energy	97,375	78,861
Bendigo & Adelaide Bank	12,346	116,745
BHP Billiton	49,578	1,034,379
BHP Billiton ADR	4,100	166,911
Blackmores	466	27,054
BlueScope Steel	19,219	44,471
Boral	27,647	124,746
Brambles	16,770	137,108
Breville Group	2,559	12,257
Brickworks	66	703
BT Investment Management	1,912	12,461
Cabcharge Australia	3,633	10,256
Caltex Australia	1,836	45,103
carsales.com	8,382	65,879
Challenger	17,182	89,057
CIMIC Group	3,303	55,410
Coca-Cola Amatil	12,987	91,654
Cochlear	1,296	80,118
Commonwealth Bank of Australia	9,330	612,615
Computershare	9,159	82,723
Crown Resorts	2,488	23,412
CSG	9,078	11,168
CSL	3,619	241,367
CSR	33,610	94,361
Dick Smith Holdings	2,363	3,791
Domino’s Pizza Enterprises	2,528	69,590

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Downer EDI	29,137	$107,423
†Drillsearch Energy	19,038	15,198
DUET Group	28,158	50,169
DuluxGroup	15,372	67,819
Echo Entertainment Group	42,082	141,516
†Energy Resources of Australia	12,324	3,707
†Energy World	39,810	11,207
Equity Trustees	760	11,952
ERM Power	5,246	9,387
Evolution Mining	32,856	29,143
Fairfax Media	131,306	82,540
Flight Centre Travel Group	1,800	47,356
Fortescue Metals Group	59,783	88,071
G8 Education	8,001	20,118
GrainCorp Class A	10,600	69,821
Greencross	3,721	16,503
GUD Holdings	5,318	36,260
GWA Group	6,189	10,884
Harvey Norman Holdings	18,384	63,950
Iluka Resources	13,949	82,628
IMF Bentham	9,910	13,147
Incitec Pivot	46,573	138,299
Independence Group	15,674	50,413
Insurance Australia Group	53,834	231,694
InvoCare	2,974	27,756
IOOF Holdings	6,514	45,168
IRESS	3,583	27,967
James Hardie Industries CDI	8,344	111,467
JB Hi-Fi Class FI	3,854	57,906
Lend Lease Group	10,223	118,512
M2 Group	6,263	51,688
Macquarie Atlas Roads Group	13,998	34,333
Macquarie Group	9,280	582,634
Magellan Financial Group	3,935	52,810
McMillan Shakespeare	2,428	22,641
†Medibank Pvt	22,328	34,615
Metals X	4,003	4,245
Metcash	25,026	21,329
Mineral Resources	7,647	38,928
Monadelphous Group	4,336	31,337
Myer Holdings	26,493	25,032
National Australia Bank	22,602	580,691
Navitas	8,596	28,443
New Hope	6,807	9,923
†Newcrest Mining	16,262	163,308
†NEXTDC	8,567	15,726
Northern Star Resources	23,262	39,652
Nufarm	12,708	70,866
Oil Search	12,028	66,146
Orica	10,696	175,556
Origin Energy	18,691	172,564
Orora	12,948	20,872

LVIP Dimensional International Core Equity Fund—4

LVIP Dimensional International Core Equity Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
OZ Minerals	19,352	$59,406
OzForex Group	8,551	14,642
†Pacific Brands	47,694	11,772
†Paladin Energy	41,024	7,752
Peet	11,036	9,746
Perpetual	1,543	57,554
Platinum Asset Management	8,843	51,018
Premier Investments	5,588	54,953
Primary Health Care	28,316	110,074
†Qantas Airways	45,904	111,882
QBE Insurance Group	23,122	243,791
Qube Holdings	14,707	26,657
Ramsay Health Care	1,491	70,691
RCR Tomlinson	9,727	12,904
REA Group	1,231	37,229
†Regis Resources	16,547	13,784
Retail Food Group	3,618	15,153
Ridley	13,553	13,067
Rio Tinto	6,900	286,056
SAI Global	6,615	21,276
Sandfire Resources	5,612	24,889
Santos	21,859	132,013
†Saracen Mineral Holdings	31,831	10,557
Seek	2,641	28,640
†Senex Energy	38,080	8,224
Seven Group Holdings	5,282	26,644
Sigma Pharmaceuticals	39,183	23,271
Sims Metal Management	10,379	83,415
Sirtex Medical	842	18,866
Slater & Gordon	15,496	42,549
SMS Management & Technology	4,019	10,725
Sonic Healthcare	5,065	83,485
†South32	49,578	68,449
South32 ADR	4,200	28,182
Southern Cross Media Group	32,767	24,515
Spark Infrastructure Group	48,552	73,211
Steadfast Group	14,265	17,769
Suncorp Group	22,607	234,176
Super Retail Group	4,725	33,310
Sydney Airport	8,134	31,243
Tabcorp Holdings	34,058	119,524
Tassal Group	6,191	15,901
Tatts Group	48,352	138,733
Technology One	8,398	23,642
Telstra	22,745	107,715
TFS	10,073	12,470
Tox Free Solutions	4,503	10,489
TPG Telecom	6,459	44,687
†Transfield Services	12,049	13,243
Transpacific Industries Group	40,745	24,199
Transurban Group	13,621	97,705
Treasury Group	1,154	8,456

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Treasury Wine Estates	31,707	$122,033
UGL	9,667	15,807
Village Roadshow	3,774	18,455
†Virgin Australia Holdings	38,668	12,825
Virtus Health	2,673	11,071
Wesfarmers	11,661	351,041
Western Areas	5,292	13,184
Westpac Banking	14,410	357,329
Westpac Banking ADR	1,600	39,584
†Whitehaven Coal	23,517	23,852
Woodside Petroleum	21,649	571,568
Woolworths	9,488	197,296
WorleyParsons	11,260	90,409

		14,111,468

Austria–0.43%
ANDRITZ	1,177	65,126
Atrium European Real Estate	2,309	10,630
Austria Technologie & Systemtechnik	1,434	20,760
BUWOG	934	18,143
†Conwert Immobilien Invest	1,690	21,414
DO	154	14,425
†Erste Group Bank	3,644	103,455
EVN	1,121	12,267
Flughafen Wien	142	12,315
Lenzing	191	13,602
Mayr Melnhof Karton	304	34,337
Oesterreichische Post	1,320	60,704
OMV	6,241	171,656
†Raiffeisen Bank International	1,627	23,662
RHI	530	13,186
S IMMO	1,531	12,711
Semperit Holding	457	18,844
Strabag	572	12,762
UNIQA Insurance Group	2,616	23,583
Vienna Insurance Group-Wiener Versicherung Gruppe	535	18,349
voestalpine	2,758	114,739
Wienerberger	8,699	136,742
Zumtobel Group	519	15,417

		948,829

Belgium–1.45%
Ackermans & van Haaren	1,244	176,971
Ageas	5,482	211,111
†AGFA-Gevaert	10,744	29,934
Anheuser-Busch InBev	4,863	582,604
Anheuser-Busch InBev ADR	1,200	144,804
Banque Nationale de Belgique	6	20,575
Barco	553	35,424
Bekaert	2,289	64,565
†BHF Kleinwort Benson Group	2,700	13,210

LVIP Dimensional International Core Equity Fund—5

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
bpost	1,184	$32,513
Cie d’Entreprises CFE	299	37,137
Colruyt	3,637	162,799
Delhaize Group	3,168	261,475
Delhaize Group ADR	2,700	55,701
D’ieteren	937	33,520
Econocom Group	2,037	16,742
Elia System Operator	571	23,093
Euronav	4,509	66,230
Fagron	1,210	49,961
†Galapagos	662	33,786
KBC Groep	2,642	176,486
Kinepolis Group Loan	347	13,585
Melexis	756	43,811
†Mobistar	802	15,177
†Nyrstar	24,983	89,485
Proximus	5,001	176,508
Sipef	204	10,871
Solvay Class A	1,675	230,351
†Telenet Group Holding	869	47,251
†Tessenderlo Chemie	2,412	92,644
UCB	608	43,630
Umicore	4,402	208,644
Van de Velde	261	14,989

		3,215,587

Canada–8.26%
Absolute Software	1,400	10,075
†Advantage Oil & Gas	16,100	101,817
Aecon Group	2,600	26,537
Ag Growth International	245	9,185
AGF Management Class B	2,100	9,851
Agnico Eagle Mines	2,000	56,772
Agnico Eagle Mines	898	25,476
Agrium	1,100	116,560
Agrium	897	95,037
AGT Food & Ingredients	500	12,688
Aimia	1,400	15,242
†Air Canada	2,506	26,500
†Alacer Gold	10,000	23,455
Alamos Gold	1,800	10,188
Algonquin Power & Utilities	6,700	50,202
Algonquin Power & Utilities	4,800	27,166
Alimentation Couche-Tard Class B	3,200	136,868
AltaGas	3,200	97,445
Altus Group	1,400	19,949
ARC Resources	9,900	169,597
†Argonaut Gold	7,700	10,355
Atco	1,500	47,418
†ATS Automation Tooling Systems	3,200	39,167
AuRico Gold	13,000	37,152
AutoCanada	579	19,142

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Avigilon	1,200	$16,177
†B2Gold	46,099	70,484
Badger Daylighting	1,600	33,545
Bank of Montreal	3,300	195,512
Bank of Montreal	692	41,022
Bank of Nova Scotia	4,990	257,634
Bank of Nova Scotia	4,700	242,562
†Bankers Petroleum	10,000	24,816
Barrick Gold	10,600	112,996
Barrick Gold	5,300	56,640
Baytex Energy	700	10,906
Baytex Energy	700	10,888
BCE	800	33,980
†Birchcliff Energy	1,900	10,601
Bird Construction	1,100	9,809
Black Diamond Group	2,500	35,042
†BlackBerry	13,185	107,853
†BlackBerry	700	5,721
†BlackPearl Resources	10,700	9,336
Bombardier Class B	14,000	25,216
Bonavista Energy	4,200	22,829
Bonterra Energy	400	10,083
†Boulder Energy	1,300	8,638
Brookfield Asset Management	3,900	136,244
†BRP	951	22,222
CAE	2,800	33,330
CAE	1,726	20,591
Cameco	2,900	41,412
Cameco	2,200	31,471
Canaccord Genuity Group	2,400	14,947
Canadian Energy Services & Technology	3,100	17,867
Canadian Imperial Bank of Commerce	2,400	176,928
Canadian Imperial Bank of Commerce	1,900	140,097
Canadian National Railway	3,300	190,360
Canadian National Railway	800	46,200
Canadian Natural Resources	13,000	353,080
Canadian Natural Resources	6,300	171,066
Canadian Oil Sands	14,062	113,694
Canadian Pacific Railway	900	144,107
Canadian Tire Class A	1,400	149,705
Canadian Utilities Class A	1,000	28,794
Canadian Western Bank	3,500	80,608
Canam Group	2,500	27,838
CanElson Drilling	3,300	11,412
†Canfor	3,400	74,031
Canfor Pulp Products	1,800	22,565
Capital Power	2,400	41,383
Capstone Infrastructure	3,600	8,617
†Capstone Mining	9,700	9,473
Cascades	2,900	16,599
CCL Industries	700	85,847

LVIP Dimensional International Core Equity Fund—6

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Celestica	4,600	$53,544
†Celestica	1,031	12,000
Cenovus Energy	11,500	184,115
Cenovus Energy	3,500	55,952
Centerra Gold	9,200	52,289
†CGI Group Class A	1,897	74,135
†CGI Group Class A	1,200	46,926
†China Gold International Resources	6,200	10,274
CI Financial	2,100	56,484
Cineplex	1,300	48,932
Cogeco	300	13,768
Cogeco Cable	900	52,046
Colliers International Group	800	30,612
Colliers International Group	599	23,050
COM DEV International	2,700	12,471
Computer Modelling Group	3,300	33,444
Constellation Software	200	79,388
Corus Entertainment Class B	4,000	53,378
Cott	3,200	31,278
Cott	1,793	17,536
Crescent Point Energy	6,400	131,310
Crescent Point Energy	4,168	85,361
†Crew Energy	3,500	15,998
DH	2,100	67,109
Dollarama	1,400	84,838
Dominion Diamond	2,600	36,426
Dominion Diamond	2,600	36,423
Dorel Industries Class B	1,500	40,118
†Dundee Precious Metals	6,500	13,216
Eldorado Gold	24,199	100,345
Eldorado Gold	2,300	9,522
Emera	309	9,731
Empire Class A	600	42,253
Enbridge	2,900	135,598
Enbridge	900	42,111
Enbridge Income Fund Holdings	3,100	85,689
Encana	22,700	250,154
Encana	4,600	50,706
†Endeavour Mining	24,500	12,160
†Endeavour Silver	5,100	10,247
EnerCare	3,570	38,009
Enerflex	900	9,726
Enerplus	8,178	71,885
Enerplus	3,000	26,321
Enghouse Systems	500	19,488
Ensign Energy Services	5,900	57,810
Equitable Group	304	14,910
Exco Technologies	1,100	13,481
Extendicare	2,500	15,150
Fairfax Financial Holdings	800	394,416
Fiera Capital	1,600	15,869
Finning International	8,900	167,356

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
First Capital Realty	1,900	$27,195
†First Majestic Silver	5,399	26,148
First Quantum Minerals	7,600	99,350
FirstService	800	22,235
FirstService	599	16,634
Fortis	1,700	47,739
†Fortuna Silver Mines	3,900	14,205
Franco-Nevada	300	14,306
Genworth MI Canada	1,900	49,888
George Weston	1,300	102,100
Gibson Energy	4,500	81,232
Gildan Activewear	1,600	53,141
Gluskin Sheff + Associates	900	18,084
Goldcorp	4,100	66,528
Goldcorp	1,286	20,833
†Gran Tierra Energy	11,500	34,430
Granite Oil	867	4,364
†Great Canadian Gaming	1,900	36,519
Great-West Lifeco	1,100	32,017
Home Capital Group	2,049	70,990
Horizon North Logistics	5,000	15,410
HudBay Minerals	16,300	135,703
Hudson’s Bay	4,300	95,521
Husky Energy	6,100	116,658
†IAMGOLD	17,700	35,423
IGM Financial	600	19,107
†IMAX	1,900	76,513
Imperial Oil	1,898	73,301
Imperial Oil	900	34,762
Industrial Alliance Insurance & Financial Services	3,200	107,614
Innergex Renewable Energy	4,551	38,690
Intact Financial	1,100	76,424
Inter Pipeline	800	18,380
†Interfor	3,700	60,689
Intertape Polymer Group	1,700	25,475
†Ithaca Energy	12,000	10,086
Jean Coutu Group Class A	1,000	18,572
Just Energy Group	1,946	10,141
Keyera	4,200	140,202
Killam Properties	1,400	11,420
†Kinross Gold	44,500	103,662
†Kirkland Lake Gold	3,600	16,225
†Lake Shore Gold	12,600	12,911
Laurentian Bank of Canada	2,600	100,195
†Legacy Oil + Gas	5,400	10,461
Linamar	2,200	142,863
Liquor Stores	837	9,555
Loblaw	900	45,447
Lucara Diamond	8,931	14,227
†Lundin Mining	24,000	98,559
MacDonald Dettwiler & Associates	200	14,613

LVIP Dimensional International Core Equity Fund—7

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Magellan Aerospace	1,000	$13,657
Magna International	3,700	207,629
Magna International	400	22,436
†Mainstreet Equity	347	10,206
Major Drilling Group International	2,600	13,008
Mandalay Resources	6,208	4,771
Manitoba Telecom Services	1,900	42,450
Manulife Financial	12,294	228,421
Manulife Financial	8,500	158,015
Maple Leaf Foods	5,400	102,406
Martinrea International	6,200	66,258
Medical Facilities	1,153	13,983
†MEG Energy	4,938	80,640
Methanex	2,387	132,860
Methanex	1,400	78,136
Metro Class A	4,300	115,383
†Mitel Networks	2,119	18,795
Morneau Shepell	800	10,644
MTY Food Group	600	15,908
Mullen Group	3,800	62,086
National Bank of Canada	5,500	206,580
Nevsun Resources	9,100	34,238
New Flyer Industries	900	11,153
†New Gold	17,500	46,930
Newalta	1,200	13,660
North West	1,800	35,677
Northland Power	1,746	22,112
†NuVista Energy	4,800	25,706
OceanaGold	14,700	36,362
Onex	1,100	60,856
Open Text	1,998	80,979
Open Text	1,100	44,671
†Painted Pony Petroleum	2,300	14,656
Pan American Silver	6,900	59,323
Pan American Silver	3,600	30,924
†Parex Resources	5,800	48,612
Parkland Fuel	2,800	55,767
Pason Systems	1,900	33,963
Pembina Pipeline	700	22,622
Pengrowth Energy	25,800	64,438
Peyto Exploration & Development	3,700	90,427
Pizza Pizza Royalty	1,500	16,342
Potash Corp of Saskatchewan	2,900	89,795
Potash Corp of Saskatchewan	1,998	61,878
Precision Drilling	14,800	99,520
Precision Drilling	2,600	17,472
Premium Brands Holdings	800	20,557
†Primero Mining	4,692	18,292
Progressive Waste Solutions	2,692	72,280
Progressive Waste Solutions	2,100	56,316
Quebecor Class B	1,900	47,485
Reitmans Canada Class A Class A	2,800	14,592

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Richelieu Hardware	300	$15,089
†Richmont Mines	4,400	14,019
Ritchie Bros Auctioneers	2,692	75,161
Ritchie Bros Auctioneers	400	11,159
Rogers Communications Class B	1,400	49,648
Rogers Communications Class B	500	17,765
Rogers Sugar	1,800	6,470
RONA	8,200	99,645
Royal Bank of Canada	6,400	391,316
Royal Bank of Canada	1,599	97,779
Russel Metals	3,100	56,407
†Sandstorm Gold	3,200	9,452
†Sandvine	5,400	15,519
Saputo	2,500	60,459
Secure Energy Services	1,000	10,231
†SEMAFO	13,600	36,580
Shaw Communications Class B	5,288	115,226
Shaw Communications Class B	1,100	23,951
ShawCor	600	17,574
Sherritt International	17,100	28,610
Sienna Senior Living	1,600	19,789
†Sierra Wireless	900	22,356
†Silver Standard Resources	2,500	15,700
Silver Wheaton	1,394	24,172
Silver Wheaton	1,000	17,331
SNC-Lavalin Group	7,200	241,844
Sprott	6,000	11,864
Stantec	2,400	70,125
Stantec	800	23,384
Stella-Jones	1,200	39,885
Student Transportation	1,945	8,986
Sun Life Financial	5,000	166,907
Suncor Energy	16,200	446,110
Suncor Energy	8,494	233,755
†SunOpta	2,498	26,804
Superior Plus	8,100	81,441
Teck Resources Class B	5,100	50,543
Teck Resources Class B	2,300	22,793
†Thompson Creek Metals	12,100	9,880
Thomson Reuters	3,400	129,446
TORC Oil & Gas	5,100	35,519
Toromont Industries	3,200	80,026
Toronto-Dominion Bank	7,300	309,952
Torstar Class B	2,100	9,733
Total Energy Services	1,000	12,208
†Tourmaline Oil	4,400	132,155
TransAlta	8,500	65,866
TransAlta	6,900	53,475
TransAlta Renewables	1,500	14,842
TransCanada	2,800	113,775
Transcontinental Class A	5,300	65,295
TransForce	5,800	117,606

LVIP Dimensional International Core Equity Fund—8

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
TransGlobe Energy	2,552	$10,174
Trinidad Drilling	4,300	13,907
†Turquoise Hill Resources	9,833	37,389
Uni-Select	1,000	37,672
†Valeant Pharmaceuticals International	1,300	288,337
†Valeant Pharmaceuticals International	300	66,645
Valener	2,000	26,961
Veresen	4,000	54,083
Vermilion Energy	3,745	161,747
Vermilion Energy	500	21,594
Wajax	700	12,081
West Fraser Timber	2,600	142,842
Western Forest Products	15,500	27,670
@WestJet Airlines Class VV	500	10,463
Westshore Terminals Investment	1,600	38,950
Whistler Blackcomb Holdings	968	15,265
Whitecap Resources	10,448	110,234
Wi-LAN	4,500	10,411
Winpak	1,000	30,323
WSP Global	1,100	34,615
Yamana Gold	34,217	102,991
†Yellow Pages	600	8,948

		18,369,533

☐China–0.00%
†Goldin Properties Holdings	10,000	10,566

		10,566

Denmark–1.59%
ALK-Abello Class A	189	22,023
Alm Brand	3,183	20,351
Ambu Class B	627	16,345
AP Moeller - Maersk Class A	47	82,499
AP Moeller - Maersk Class B	93	168,384
†Bavarian Nordic	1,087	50,583
Carlsberg Class B	1,226	111,263
Chr Hansen Holding	1,938	94,526
Coloplast Class B	599	39,292
†D/S Norden	1,234	31,062
Danske Bank	3,846	113,070
Dfds	281	38,872
DSV	5,390	174,567
FLSmidth	1,224	58,878
†Genmab	1,138	98,942
GN Store Nord	4,130	85,389
†H Lundbeck	1,761	33,936
IC Group	491	13,753
†Jyske Bank	2,133	107,128
NKT Holding	1,065	61,109
Nordjyske Bank	671	11,828
Novo Nordisk Class B	8,121	442,324
Novo Nordisk ADR	2,700	147,852

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Novozymes Class B	3,160	$150,164
Pandora	2,554	274,324
PER Aarsleff Class B	51	17,485
Ringkjoebing Landbobank	117	25,955
Rockwool International Class B	182	27,297
Royal Unibrew	1,403	47,954
†Santa Fe Group	1,260	10,541
Schouw	794	41,455
SimCorp	1,597	63,579
Spar Nord Bank	3,502	38,713
Sydbank	4,128	157,745
TDC	28,263	207,180
†Topdanmark	2,395	64,186
Tryg	1,165	24,278
United International Enterprises	70	11,534
Vestas Wind Systems	5,825	290,641
†William Demant Holding	684	52,163

		3,529,170

Finland–1.66%
Amer Sports Class A	6,366	169,561
Cargotec Class B	2,589	98,245
Caverion	3,730	37,121
Citycon	6,871	17,168
Cramo	1,559	30,057
Elisa	5,417	171,631
†Finnlines	756	13,902
Fiskars	747	17,041
Fortum	6,698	118,985
Huhtamaki	6,263	193,480
Kemira	7,506	85,240
Kesko Class A	324	10,652
Kesko Class B	5,120	178,084
Kone Class B	3,437	139,425
Konecranes	1,835	53,436
Lassila & Tikanoja	992	17,036
Metsa Board	14,318	88,879
Metso	3,349	91,964
Neste	5,625	143,304
Nokia	25,797	175,084
Nokian Renkaat	6,813	213,432
Olvi Class A	439	12,867
†Oriola-KD Class B	2,759	12,730
Orion Class A	1,218	42,758
Orion Class B	3,716	129,954
†Outokumpu	16,200	81,568
Outotec	9,403	60,517
PKC Group	592	13,083
Raisio Class V	2,132	9,599
Ramirent	1,333	9,730
Sampo Class A	2,819	132,734
Sanoma	4,161	21,563

LVIP Dimensional International Core Equity Fund—9

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
Stora Enso Class R	29,835	$307,393
Technopolis	3,440	13,878
Tieto	3,837	89,542
Tikkurila	1,661	33,005
UPM-Kymmene	26,532	469,253
Uponor	1,300	19,573
Valmet	3,035	34,094
Wartsila	2,251	105,413
YIT	4,487	32,053

		3,695,034

France–6.80%
Accor	2,399	121,032
Aeroports de Paris	387	43,711
†Air France-KLM	4,636	32,544
Air Liquide	1,766	223,283
Airbus Group	3,130	203,015
Akka Technologies	548	19,482
Albioma	1,298	19,702
†Alstom	1,451	41,154
Alten	1,306	60,642
Altran Technologies	7,469	80,192
Arkema	2,393	172,360
Atos	2,694	201,096
AXA	11,018	277,874
BioMerieux	605	64,363
BNP Paribas	6,197	373,973
Boiron	217	21,282
Bollore	8,516	45,318
Bonduelle	616	15,652
Bouygues	5,804	216,913
Bureau Veritas	2,531	58,275
Cap Gemini	1,876	165,940
Carrefour	8,142	260,601
Casino Guichard Perrachon	1,905	144,260
†Cegedim	412	17,384
Cegid Group	348	14,617
†CGG	6,006	33,567
Chargeurs	1,314	9,738
Christian Dior	405	79,032
Cie de Saint-Gobain	13,973	627,093
Cie des Alpes	539	10,092
Cie Generale des Etablissements Michelin	5,897	617,694
CNP Assurances	2,788	46,544
Credit Agricole	7,970	118,488
Danone	3,064	198,017
Dassault Systemes	720	52,333
†Derichebourg	3,760	12,064
Edenred	5,392	133,192
Eiffage	2,248	125,014
Electricite de France	4,441	98,985

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
†Eramet	180	$13,938
Essilor International	1,793	213,808
†Esso Francaise	31	1,748
†Etablissements Maurel et Prom	1,407	10,446
Euler Hermes Group	449	45,245
Eurofins Scientific	351	106,829
Eutelsat Communications	4,872	157,187
Faiveley Transport	309	23,279
Faurecia	3,964	162,968
†GameLoft	1,156	4,947
Gaztransport Et Technigaz	357	22,575
GDF Suez	23,051	427,468
Groupe Crit	166	8,343
Groupe Eurotunnel	1,294	18,733
†Groupe Fnac	239	14,324
Guerbet	240	10,207
Havas	2,883	24,033
Hermes International	133	49,595
Iliad	291	64,488
Imerys	1,040	79,509
Ingenico Group	940	110,310
Ipsen	1,057	58,292
IPSOS	1,441	37,233
Jacquet Metal Service	688	13,648
JCDecaux	1,268	52,893
Kering	516	92,095
Korian	1,021	33,919
Lafarge	2,149	141,877
Lagardere	3,762	109,677
Lectra	805	11,483
Legrand	2,432	136,493
LISI	450	12,643
L’Oreal	553	98,607
LVMH Moet Hennessy Louis Vuitton	1,525	267,082
Manitou BF	108	2,047
Mersen	320	7,831
Metropole Television	1,842	35,781
MGI Coutier	593	9,384
Montupet	170	12,210
Natixis	12,650	91,001
Naturex	228	15,848
Neopost	1,527	65,680
†Nexans	2,765	103,521
Nexity	1,770	69,435
Oeneo	1,943	12,754
Orange	32,435	499,193
Orange ADR	1,900	29,184
Orpea	567	39,651
Paris Orleans	454	14,498
†Parrot	338	15,154
Pernod Ricard	287	33,136
†Peugeot	6,058	124,528

LVIP Dimensional International Core Equity Fund—10

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Plastic Omnium	2,429	$61,868
Publicis Groupe	1,514	111,900
Rallye	1,878	56,530
Renault	2,936	305,673
Rexel	11,362	183,098
Rubis	1,285	88,015
Safran	1,890	128,043
Saft Groupe	1,555	60,654
Sanofi	6,102	600,065
Sanofi ADR	2,500	123,825
Sartorius Stedim Biotech	99	27,301
Savencia	172	10,955
Schneider Electric	4,278	295,259
SCOR	4,289	151,259
SEB	1,154	107,516
SES FDR	2,913	97,830
Societe BIC	527	83,986
Societe d’Edition de Canal +	1,705	14,441
Societe Generale	4,793	223,651
Societe Television Francaise 1	5,277	90,978
Sodexo	905	85,911
†Solocal Group	26,766	13,274
Somfy	32	9,451
Sopra Steria Group	603	54,198
Stallergenes	245	14,949
Stef	120	7,839
STMicroelectronics	22,543	184,780
STMicroelectronics New York Shares	1,700	13,804
Suez Environnement	4,548	84,568
Synergie	481	11,756
Technicolor	11,287	73,586
Technip	3,838	237,473
Teleperformance	2,166	152,969
Thales	1,458	88,003
TOTAL	22,634	1,099,030
TOTAL ADR	6,000	295,020
Trigano	425	17,103
†UBISOFT Entertainment	6,574	117,076
Valeo	910	143,350
Vallourec	3,283	67,028
Veolia Environnement	3,478	70,893
Vicat	669	45,815
Vinci	4,165	240,811
Virbac	158	33,808
Vivendi	5,446	137,318
Zodiac Aerospace	3,543	115,296

		15,111,232

Germany–6.21%
Aareal Bank	3,169	124,386
adidas	3,036	232,275
†ADVA Optical Networking	2,630	25,148

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Allianz	2,720	$423,473
Allianz ADR	1,679	26,310
Amadeus Fire	168	14,978
Aurubis	2,008	117,933
Axel Springer	1,006	52,794
BASF	7,676	674,267
BASF ADR	500	44,330
Bauer	208	3,563
Bayer	3,147	440,326
Bayer ADR	515	72,607
Bayerische Motoren Werke	6,383	698,407
BayWa Class V	387	13,081
Bechtle	862	65,315
Beiersdorf	474	39,693
Bertrandt	119	15,616
Bijou Brigitte	126	7,893
Bilfinger	2,082	78,716
Brenntag	2,559	146,672
CANCOM	433	15,584
Carl Zeiss Meditec Class B	1,043	26,583
Cewe Stiftung	267	14,946
comdirect bank	1,388	14,231
†Commerzbank	11,728	149,851
CompuGroup Medical	596	20,846
Continental	840	198,695
CTS Eventim	1,444	52,631
Daimler	14,533	1,322,266
Deutsche Bank	5,828	175,772
Deutsche Bank	3,059	91,875
Deutsche Boerse	1,651	136,617
†Deutsche Lufthansa	10,220	131,722
Deutsche Post	7,383	215,614
Deutsche Telekom	36,604	630,257
Deutsche Telekom ADR	4,300	74,025
Deutsche Wohnen	4,523	103,611
Deutz	5,128	29,375
†Dialog Semiconductor	2,479	133,964
DIC Asset	1,138	10,146
DMG Mori	1,107	39,916
Draegerwerk	149	12,368
Drillisch	1,143	50,946
Duerr	907	84,463
E.ON	14,502	193,133
Elmos Semiconductor	625	12,955
ElringKlinger	465	12,497
Fielmann	561	38,119
Fraport Frankfurt Airport Services Worldwide	928	58,267
Freenet	5,094	171,531
Fresenius	3,139	201,325
Fresenius Medical Care	1,499	123,688
Fresenius Medical Care ADR	253	10,522

LVIP Dimensional International Core Equity Fund—11

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
FUCHS PETROLUB	379	$14,445
GEA Group	1,231	54,889
Gerresheimer	2,100	130,849
Gerry Weber International	1,052	24,116
Gesco	87	7,135
GFK	304	13,304
GFT Technologies	786	16,214
Grammer	798	26,369
GRENKELEASING	150	21,631
Hamburger Hafen und Logistik	1,312	26,538
Hannover Rueck	822	79,506
HeidelbergCement	1,827	144,828
†Heidelberger Druckmaschinen	15,511	34,365
Henkel	588	56,021
HOCHTIEF	1,344	104,099
Hornbach Baumarkt	162	5,958
HUGO BOSS	1,169	130,605
Indus Holding	1,351	68,039
Infineon Technologies	5,788	71,793
Infineon Technologies ADR	3,600	45,072
Jenoptik	2,498	30,122
K+S	5,889	247,983
KION Group	1,444	69,150
Kloeckner	4,113	37,105
†Kontron	2,956	13,029
Krones	474	49,529
KUKA	517	43,051
KWS Saat	40	13,307
LANXESS	3,677	216,734
LEG Immobilien	1,250	86,816
Leoni	1,870	118,018
Linde	1,506	285,154
MAN	502	51,688
Merck	820	81,680
METRO	6,458	203,535
MTU Aero Engines	2,002	188,240
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	1,106	195,980
Nemetschek	428	13,771
†Nordex	2,595	62,164
Norma Group	1,101	55,639
OSRAM Licht	3,004	143,805
Pfeiffer Vacuum Technology	277	24,672
†QIAGEN	3,587	88,086
QSC	4,250	8,710
Rational	104	38,184
Rheinmetall	2,846	144,266
RHOEN-KLINIKUM	2,213	59,351
RTL Group	438	39,568
RWE	9,044	194,375
SAF-Holland	1,626	25,088
Salzgitter	1,965	70,208

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
SAP	1,951	$136,111
Schaltbau Holding	392	19,921
†SGL Carbon	811	13,087
SHW	537	25,761
Siemens	5,500	553,798
Siemens ADR	900	91,377
Sixt	749	32,508
†SMA Solar Technology	713	15,932
Software	1,435	39,309
STADA Arzneimittel	3,405	114,809
Stroeer Media	927	43,287
Suedzucker	3,516	58,482
Surteco	221	5,462
†Suss Microtec	1,767	10,008
Symrise	1,190	73,829
TAG Immobilien	3,059	35,796
Takkt	1,539	28,145
Talanx	1,510	46,345
Telefonica Deutschland Holding	8,984	51,763
ThyssenKrupp	3,799	98,796
†Tom Tailor Holding	912	9,147
United Internet	2,414	107,275
Volkswagen	515	119,122
†Vossloh	422	25,184
VTG	936	21,906
Wacker Chemie	801	82,662
Wacker Neuson	1,079	22,607
Washtec	518	11,312
Wincor Nixdorf	993	39,043
XING	87	14,267
Zeal Network	248	11,630

		13,809,589

■Hong Kong–2.98%
AIA Group	64,800	424,259
Allied Group	4,000	22,809
Allied Properties	50,000	14,449
APT Satellite Holdings	15,000	13,739
Asia Financial Holdings	24,000	12,323
ASM Pacific Technology	5,500	54,493
Bank of East Asia	21,200	92,716
BOC Hong Kong Holdings	46,000	191,682
†Brightoil Petroleum Holdings	27,000	13,933
†Burwill Holdings	208,000	11,539
Cafe de Coral Holdings	14,000	50,572
Cathay Pacific Airways	39,000	95,898
Century City International Holdings	124,000	10,718
Cheung Kong Infrastructure Holdings	7,000	54,364
†Cheung Kong Property Holdings	16,680	138,365
†China Daye Non-Ferrous Metals Mining Class F	70,000	2,303
†China Energy Development Holdings	586,000	15,347

LVIP Dimensional International Core Equity Fund—12

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†China Public Procurement	420,000	$13,817
†China Smarter Energy Group Holdings	66,000	11,154
†China Star Entertainment	750,000	11,514
Chow Sang Sang Holdings International	15,000	30,111
Chow Tai Fook Jewellery Group	25,800	27,826
Chu Kong Shipping Enterprises Group	20,000	9,031
Chuang’s Consortium International	72,000	10,310
CITIC Telecom International Holdings	95,000	44,121
CK Hutchison Holdings	16,680	245,098
CK Life Sciences International Holdings	84,000	9,103
CLP Holdings	6,000	51,010
CW Group Holdings	24,000	16,565
Dah Sing Banking Group	19,600	42,885
Dah Sing Financial Holdings	8,000	52,481
Dragonite International	24,000	4,830
Emperor Capital Group	72,000	8,638
Emperor Entertainment Hotel	45,000	10,334
Emperor International Holdings	44,000	10,331
Emperor Watch & Jewellery	270,000	11,843
Esprit Holdings	89,300	83,639
Far East Consortium International	64,000	30,302
FIH Mobile	135,000	81,682
First Pacific	120,000	101,246
†Fullshare Holdings	170,000	32,897
Galaxy Entertainment Group	25,000	99,659
Get Nice Holdings	192,000	11,642
Giordano International	40,000	21,622
†Global Brands Group Holding	264,000	55,515
Great Eagle Holdings	4,000	14,913
G-Resources Group	1,176,000	37,929
Guoco Group	2,000	24,125
Haitong International Securities Group	16,000	14,449
Hang Lung Group	18,000	79,302
Hang Lung Properties	43,000	127,867
Hang Seng Bank	2,500	48,862
†Hao Tian Development Group	126,000	19,019
Henderson Land Development	5,500	37,642
#HK Electric Investments 144A	49,000	33,504
HKR International	45,600	26,767
Hong Kong & China Gas	30,800	64,609
Hong Kong Aircraft Engineering	1,200	12,176
Hong Kong Exchanges & Clearing	5,500	194,133
Hong Kong Ferry Holdings	11,000	16,376
Hongkong & Shanghai Hotels	17,500	24,292
Hongkong Chinese	48,000	10,837
Hopewell Holdings	19,500	71,445
Hsin Chong Construction Group	120,000	14,243
Hutchison Telecommunications Hong Kong Holdings	74,000	30,740
Hysan Development	10,000	43,347

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
IT	32,000	$12,013
Johnson Electric Holdings	19,500	62,766
Kerry Logistics Network	20,000	31,633
Kerry Properties	17,000	66,672
Kingston Financial Group	90,000	40,638
†Ko Yo Chemical Group	132,000	13,623
Kowloon Development	14,000	17,682
Lai Sun Development	420,000	10,078
Lai Sun Garment International	71,000	10,717
Li & Fung	74,000	58,712
Lifestyle International Holdings	28,500	52,872
Liu Chong Hing Investment	12,000	15,729
L’Occitane International	11,750	33,500
Luk Fook Holdings International	22,000	64,853
†Macau Legend Development	57,000	18,604
Man Wah Holdings	30,800	30,238
Melco Crown Entertainment ADR	600	11,778
Melco International Development	13,000	18,381
MGM China Holdings	10,800	17,667
Miramar Hotel & Investment	10,000	17,932
†Mongolian Mining	302,000	14,610
MTR	13,000	60,544
NagaCorp	84,000	61,878
New World Development	144,000	188,374
NewOcean Energy Holdings	62,000	28,795
Nexteer Automotive Group	25,000	26,060
NWS Holdings	44,000	63,689
Orient Overseas International	12,000	61,382
Pacific Basin Shipping	101,000	34,008
Pacific Textiles Holdings	22,000	35,137
PCCW	172,000	102,738
Pico Far East Holdings	10,000	3,199
Playmates Holdings	6,000	7,307
Polytec Asset Holdings	85,000	11,624
Power Assets Holdings	7,000	63,847
Prada	5,600	26,947
Regal Hotels International Holdings	18,000	11,309
Sa Sa International Holdings	42,000	22,757
Samsonite International	31,500	108,909
Sands China	12,000	40,406
Shangri-La Asia	50,000	69,794
Shenwan Hongyuan	20,000	15,455
Shun Tak Holdings	94,000	52,024
Singamas Container Holdings	72,000	13,097
Sino Land	28,000	46,815
Sitoy Group Holdings	26,000	17,274
SJM Holdings	47,000	50,933
SmarTone Telecommunications Holdings	14,500	25,291
†SOCAM Development	18,000	14,746
Stella International Holdings	19,000	45,347
Sun Hung Kai	29,000	26,039

LVIP Dimensional International Core Equity Fund—13

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Sun Hung Kai Properties	14,000	$226,849
Swire Pacific	5,000	11,740
Swire Pacific Class A	11,000	138,291
Swire Properties	5,000	15,965
Tao Heung Holdings	2,000	872
Techtronic Industries	53,500	175,310
Television Broadcasts	22,400	132,931
Texwinca Holdings	18,000	19,111
Trinity	72,000	12,447
†United Laboratories International Holdings	36,000	26,055
Value Partners Group	17,000	26,844
Varitronix International	21,000	15,632
Victory City International Holdings	82,000	13,435
Vitasoy International Holdings	30,000	51,088
VST Holdings	32,000	11,683
VTech Holdings	6,200	82,305
Wharf Holdings	20,000	133,137
Wheelock	9,000	45,979
†Willie International Holdings	260,000	14,759
Wing On International	3,000	10,256
Wing Tai Properties	16,000	10,424
Wynn Macau	17,200	28,713
Xinyi Glass Holdings	106,000	56,341
Xinyi Solar Holdings	28,000	11,631
Yue Yuen Industrial Holdings	27,500	92,064

		6,625,577

Ireland–0.56%
†Bank of Ireland	334,416	134,914
C&C Group	2,702	10,588
CRH	1,314	37,078
CRH ADR	9,800	275,478
Glanbia	5,930	116,511
Irish Continental Group	3,470	15,237
Kerry Group Class A	1,679	124,414
Kingspan Group	6,906	166,627
Paddy Power	903	77,332
Smurfit Kappa Group	10,114	278,520

		1,236,699

Israel–0.57%
†Airport City	1,010	10,010
Amot Investments	3,318	10,604
Azrieli Group	322	12,859
Bank Hapoalim	12,240	65,941
†Bank Leumi Le-Israel	10,501	44,412
Bayside Land Class 1	35	10,583
Bezeq The Israeli Telecommunication	18,168	30,957
Big Shopping Centers	216	10,526
†Clal Insurance Enterprises Holdings	710	11,618
Delek Automotive Systems	1,071	11,977

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Israel (continued)
Delek Group	49	$14,452
Elbit Systems	337	26,470
Elbit Systems	192	15,026
Electra	116	14,718
EZchip Semiconductor	766	12,225
First International Bank Of Israel	1,862	26,541
Formula Systems 1985	391	11,097
Frutarom Industries	1,429	59,945
Harel Insurance Investments & Financial Services	3,129	14,220
Israel Chemicals	4,078	28,497
†Israel Discount Bank Class A	22,724	43,628
Ituran Location & Control	462	11,408
†Jerusalem Oil Exploration	498	19,901
†Kamada	3,546	13,588
Matrix IT	1,514	8,353
Melisron	307	10,983
Menorah Mivtachim Holdings	1,127	10,963
Migdal Insurance & Financial Holding	10,912	12,668
Mizrahi Tefahot Bank	5,262	65,272
NICE-Systems ADR	400	25,436
†Nitsba Holdings 1995	80	1,164
†Nova Measuring Instruments	958	11,982
†Oil Refineries	40,638	14,613
Osem Investments	984	20,490
Paz Oil	202	31,877
Phoenix Holdings	4,323	12,498
Shikun & Binui	5,888	13,231
†Shufersal	5,699	13,504
†Strauss Group	597	9,679
Teva Pharmaceutical Industries ADR	7,749	457,966
Tower Semiconductor	671	10,360

		1,262,242

Italy–2.63%
A2A	47,014	56,062
ACEA	921	11,691
Amplifon	2,061	16,044
Assicurazioni Generali	4,740	85,365
Astaldi	1,991	18,461
Atlantia	2,932	72,409
†Autogrill	3,318	27,770
Azimut Holding	3,802	111,183
Banca Generali	2,195	77,252
Banca IFIS	715	15,522
†Banca Monte dei Paschi di Siena	9,944	19,349
Banca Popolare dell’Emilia Romagna	38,679	344,846
Banca Popolare di Milano	367,452	387,394
Banca Popolare di Sondrio	20,542	100,134
†Banco Popolare	17,993	295,972
Biesse	850	14,171
Brembo	847	36,115

LVIP Dimensional International Core Equity Fund—14

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Buzzi Unicem	3,003	$42,737
Cementir Holding	2,477	16,218
†CIR-Compagnie Industriali Riunite	10,398	11,055
CNH Industrial	10,832	98,747
Credito Emiliano	2,613	21,520
†Credito Valtellinese	83,323	110,503
Danieli & C Officine Meccaniche	586	11,905
Datalogic	1,125	16,449
Davide Campari-Milano	5,091	38,723
De’ Longhi	2,087	47,820
DiaSorin	536	24,461
Ei Towers	427	25,721
Enel	29,335	132,862
Enel Green Power	13,497	26,368
Engineering	193	12,325
Eni	30,459	540,405
Eni ADR	2,400	85,392
ERG	2,382	28,564
Esprinet	1,533	12,378
Falck Renewables	11,210	14,142
†Finmeccanica	14,496	182,229
†Gruppo Editoriale L’Espresso	12,500	12,914
Hera	23,329	58,342
Industria Macchine Automatiche	322	15,000
Interpump Group	2,344	37,826
Intesa Sanpaolo	30,567	110,781
Iren	10,352	14,167
Italcementi	13,188	87,008
Italmobiliare	357	10,225
Luxottica Group	872	57,968
†Maire Tecnimont	4,831	15,689
MARR	652	11,553
Mediaset	23,843	114,578
Mediobanca	14,237	139,545
Mediolanum S	4,263	35,157
Parmalat	4,463	11,649
Piaggio & C	5,671	19,023
Prysmian	7,432	160,517
Recordati	3,747	78,548
Reply	121	12,359
†Safilo Group	1,478	21,281
†Saipem	7,496	79,153
Salini Impregilo	4,937	22,558
Salvatore Ferragamo	982	29,483
Snam	15,139	72,008
Societa Cattolica di Assicurazioni	6,493	51,268
Societa Iniziative Autostradali e Servizi	2,301	24,541
†Sogefi	4,702	13,017
†Telecom Italia	245,443	311,282
†Telecom Italia ADR	6,900	87,768
Tenaris ADR	1,200	32,424

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Terna Rete Elettrica Nazionale	23,596	$104,240
Tod’s	398	37,791
UniCredit	52,790	354,462
Unione di Banche Italiane ScpA	24,648	197,639
Unipol Gruppo Finanziario	15,406	78,292
UnipolSai	25,889	64,109
Vittoria Assicurazioni	1,077	11,883
†Yoox	1,842	59,573

		5,845,885

Japan–22.97%
77 Bank	13,000	79,377
ABC-Mart	400	24,489
Accordia Golf	2,700	25,513
Adastria	600	21,481
ADEKA	4,500	62,531
Aderans	1,000	8,640
Advantest	2,200	22,910
Aeon	28,600	406,184
Aeon Delight	500	15,326
Aeon Mall	900	16,876
Ai Holdings	1,000	17,705
Aica Kogyo	2,000	46,493
Aichi Bank	300	16,896
Aichi Steel	3,000	13,413
Aida Engineering	1,000	10,969
Ain Pharmaciez	900	41,785
Air Water	6,000	109,907
Aisan Industry	1,200	11,270
Aisin Seiki	4,800	204,414
Ajinomoto	5,000	108,366
Akebono Brake Industry	3,200	10,280
Akita Bank	6,000	19,421
Alfresa Holdings	2,600	40,507
Alinco	1,600	14,778
Alpen	700	11,232
Alpine Electronics	1,700	32,794
Alps Electric	3,300	101,827
Amada Holdings	12,100	127,983
Amano	1,400	18,310
Amiyaki Tei	300	12,114
ANA Holdings	10,000	27,146
Anest Iwata	700	4,377
Anritsu	5,100	34,434
AOKI Holdings	1,100	15,699
Aomori Bank	5,000	16,511
Aoyama Trading	4,000	161,844
Aozora Bank	12,000	45,316
Arcland Sakamoto	500	11,305
Arcs	1,400	30,531
Arisawa Manufacturing	1,300	9,627
Asahi Diamond Industrial	2,700	30,434

LVIP Dimensional International Core Equity Fund—15

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Glass	21,000	$126,165
Asahi Group Holdings	2,200	69,998
Asahi Holdings	900	15,346
Asahi Intecc	1,000	68,579
Asahi Kasei	22,000	180,816
Asatsu-DK	800	18,950
Ashikaga Holdings	4,400	18,990
Asics	500	12,935
ASKA Pharmaceutical	300	3,291
Astellas Pharma	7,000	99,873
Ateam	500	9,841
Atom	1,800	12,094
Autobacs Seven	2,000	33,480
Avex Group Holdings	2,200	38,663
Awa Bank	9,000	57,381
Axial Retailing	700	19,711
Azbil	1,700	43,980
Bandai Namco Holdings	2,600	50,325
Bando Chemical Industries	3,000	12,506
Bank of Iwate	800	36,031
Bank of Kyoto	8,000	92,202
Bank of Nagoya	8,000	31,323
Bank of Okinawa	500	21,375
Bank of Saga	4,000	10,201
Bank of the Ryukyus	1,200	17,911
Bank of Yokohama	20,000	122,707
Belc	400	12,490
Belluna	2,100	11,449
Benefit One	900	20,194
Benesse Holdings	3,400	85,320
Bic Camera	4,200	52,938
BML	100	3,131
Bridgestone	3,900	144,329
Broadleaf	1,100	14,809
Brother Industries	6,400	90,711
Bunka Shutter	1,200	9,475
Calbee	600	25,307
Calsonic Kansei	11,000	78,315
Can Do	800	10,260
Canon	5,400	175,785
Canon ADR	1,500	48,615
Canon Electronics	600	11,746
Canon Marketing Japan	1,700	28,945
Capcom	2,300	44,575
Casio Computer	2,000	39,496
Cawachi	700	10,534
Central Glass	9,000	37,739
Central Japan Railway	600	108,411
Century Tokyo Leasing	700	22,658
Chiba Bank	14,000	106,768
Chiba Kogyo Bank	1,500	11,354
Chiyoda Integre	500	13,937

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Chubu Electric Power	5,300	$79,041
Chubu Shiryo	900	6,783
Chudenko	700	13,440
Chugai Pharmaceutical	500	17,267
Chugoku Bank	4,100	64,714
Chugoku Electric Power	2,500	36,497
Chugoku Marine Paints	3,000	22,315
Citizen Holdings	10,000	69,805
CKD	1,600	18,362
Clarion	6,000	17,509
Cleanup	2,000	14,582
CMK	4,000	10,495
Coca-Cola East Japan	2,100	38,879
Coca-Cola West Class C	3,100	56,000
Cocokara fine	300	10,324
COLOPL	1,400	28,300
Colowide	1,200	18,195
Computer Engineering & Consulting	1,600	15,406
COMSYS Holdings	3,800	56,593
COOKPAD	1,800	32,663
†Cosmo Oil	39,000	63,438
Cosmos Pharmaceutical	200	27,137
Create Restaurants Holdings	800	18,257
CREATE SD HOLDINGS	300	13,855
Credit Saison	1,300	27,883
CyberAgent	1,000	47,491
Dai Nippon Printing	10,000	103,359
Daibiru	1,400	12,966
Daicel	5,400	69,387
Daido Metal	900	8,666
Daido Steel	12,000	50,025
Daifuku	3,700	57,009
Daihatsu Motor	7,100	101,155
Daihen	4,000	20,435
Daiho	3,000	14,811
Dai-ichi Life Insurance	9,900	194,739
Daiichi Sankyo	7,000	129,541
Dai-ichi Seiko Class C	300	4,975
Daiichikosho	600	21,138
Daikin Industries	1,200	86,405
Daikyo	10,000	16,103
Daio Paper	4,000	40,216
Daisan Bank	5,000	8,133
Daiseki	600	11,618
Daishi Bank	19,000	80,293
Daiso	4,000	14,452
Daito Pharmaceutical	600	13,379
Daito Trust Construction	900	93,281
Daiwa House Industry	4,500	104,941
Daiwa Securities Group	14,000	104,960
Daiwabo Holdings	7,000	13,904
DCM Holdings	6,200	60,763

LVIP Dimensional International Core Equity Fund—16

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
DeNA	2,900	$57,033
Denki Kagaku Kogyo	19,000	84,486
Denso	3,600	179,382
Dentsu	1,300	67,370
DIC	41,000	102,550
DMG Mori	3,100	59,927
Don Quijote Holdings	1,400	59,621
Doshisha	700	12,416
Doutor Nichires Holdings	900	15,787
Dowa Holdings	4,000	37,796
Dr Ci:Labo	600	21,064
DTS	500	11,296
Eagle Industry	1,000	23,279
Earth Chemical	300	11,390
East Japan Railway	1,500	134,993
Ebara	8,000	38,777
EDION	5,400	38,269
Eighteenth Bank	5,000	15,326
Eisai	900	60,441
Eizo	600	13,806
Elecom	200	4,913
Electric Power Development	1,300	45,958
Elematec	100	2,404
Enplas	500	20,333
EPS Holdings	1,000	12,138
Exedy	1,200	30,015
Ezaki Glico	700	34,788
F@N Communications	1,800	13,330
FamilyMart	1,000	46,019
FANUC	800	164,002
Fast Retailing	300	136,243
FCC	900	13,757
Financial Products Group	2,700	20,547
Foster Electric	900	20,253
FP	800	29,132
Fudo Tetra	8,600	13,989
Fuji Ehime	600	11,403
Fuji Electric	27,000	116,307
Fuji Heavy Industries	4,000	147,393
Fuji Kyuko	2,000	17,345
Fuji Media Holdings	1,400	18,596
Fuji Oil Osaka	2,200	38,591
Fuji Seal International	900	26,557
Fuji Soft	600	12,227
Fujibo Holdings	5,000	11,607
FUJIFILM Holdings	4,700	168,019
Fujikura	27,000	151,177
Fujimori Kogyo	300	9,073
Fujita Kanko	5,000	16,144
Fujitec	1,800	22,437
Fujitsu	16,000	89,508
Fujitsu General	3,000	38,475

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Fukui Bank	6,000	$13,144
Fukuoka Financial Group	13,000	67,476
Fukushima Industries	700	12,822
Fukuyama Transporting	8,000	44,401
Furukawa	14,000	24,947
Furukawa Electric	39,000	69,495
Furuno Electric	1,400	10,391
Fuso Pharmaceutical Industries	6,000	14,321
Futaba	1,000	18,130
Futaba Industrial	1,700	8,268
Future Architect	200	1,308
Gecoss	900	9,255
Geo Holdings	1,100	13,550
Glory	1,300	38,520
GMO internet	2,500	33,554
GMO Payment Gateway	700	22,630
Godo Steel	8,000	14,909
Goldcrest	800	15,805
Gree	7,100	41,495
GS Yuasa	20,000	78,633
G-Tekt	1,000	9,768
GungHo Online Entertainment	5,100	19,843
Gunma Bank	8,000	59,114
Gunze	7,000	19,168
H2O Retailing	3,300	68,784
Hachijuni Bank	9,000	67,975
Hakuhodo DY Holdings	1,600	17,146
Hakuto	300	3,678
Hamakyorex	300	11,991
Hamamatsu Photonics	1,000	29,508
Hankyu Hanshin Holdings	22,000	130,015
Hanwa	12,000	56,400
Happinet	1,100	11,554
Harmonic Drive Systems	700	13,744
Haseko	6,800	80,262
Hazama Ando	9,400	50,942
Heiwa	2,100	41,849
Heiwa Real Estate	2,000	27,464
Heiwado	1,200	29,819
Hibiya Engineering	900	12,102
Hiday Hidaka	500	12,281
Higashi-Nippon Bank Class B	9,000	32,590
Hikari Tsushin	300	20,255
Hino Motors	4,400	54,452
Hiroshima Bank	17,000	101,717
HIS	900	30,677
Hisamitsu Pharmaceutical	400	15,547
Hitachi	68,000	448,442
Hitachi ADR	1,000	65,865
Hitachi Capital	3,100	82,099
Hitachi Chemical	2,300	41,511
Hitachi Construction Machinery	4,900	85,872

LVIP Dimensional International Core Equity Fund—17

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi High-Technologies	1,100	$30,975
Hitachi Kokusai Electric	4,000	60,880
Hitachi Metals	2,000	30,750
Hitachi Transport System	800	13,294
Hitachi Zosen	5,900	33,662
Hogy Medical	300	15,400
†Hokkaido Electric Power	7,000	79,475
Hokkoku Bank	19,000	69,732
Hokuetsu Kishu Paper	7,500	41,442
Hokuhoku Financial Group	32,000	75,593
Hokuriku Electric Power	2,700	40,255
Hokuto	600	12,305
Honda Motor	19,700	637,907
Honda Motor ADR	4,400	142,560
Horiba	700	28,494
House Foods Group	1,800	34,252
Hoya	2,400	96,263
Hyakugo Bank	11,000	54,577
Hyakujushi Bank	14,000	50,123
Ibiden	5,400	91,368
Ichibanya	300	12,359
Ichinen Holdings	1,200	11,427
Ichiyoshi Securities	1,000	9,776
Idemitsu Kosan	3,800	74,640
Ihara Chemical Industry	1,000	12,228
IHI	23,000	107,160
Iida Group Holdings	2,700	43,036
Iino Kaiun Kaisha	2,100	10,025
Ikyu	900	19,252
Inaba Denki Sangyo	700	24,375
Inabata	1,700	18,606
Ines.	1,400	15,632
Inpex	6,700	76,206
Intage Holdings	300	4,779
Internet Initiative Japan	1,000	17,574
Iriso Electronics	400	28,380
Iseki	6,000	11,869
Isetan Mitsukoshi Holdings	2,500	44,711
Isuzu Motors	4,200	55,186
IT Holdings	4,500	95,782
Ito En	2,900	60,873
ITOCHU	20,000	264,345
Itochu Enex	2,400	23,070
Itochu Techno-Solutions	1,700	42,382
Itoham Foods	4,000	21,579
Itoki	1,900	10,856
IwaiCosmo Holdings	900	11,506
Iwatani.	8,000	50,744
Iyo Bank	5,800	71,303
Izumi	900	38,033
J Front Retailing	6,400	120,530
Jamco	400	13,144

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Japan Airlines	400	$13,961
Japan Airport Terminal	500	27,260
Japan Aviation Electronics Industry	2,000	54,438
Japan Drilling	300	8,644
Japan Exchange Group	3,100	100,723
Japan Pulp & Paper	4,000	10,986
Japan Steel Works	13,000	53,768
Japan Tobacco	5,600	199,598
Japan Wool Textile	3,000	23,124
Jeol	3,000	13,610
JFE Holdings	6,700	148,770
JGC	4,000	75,593
Jimoto Holdings	7,400	13,126
Jin	600	25,895
J-Oil Mills	3,000	10,299
Joshin Denki	2,000	15,416
Joyo Bank	11,000	61,681
JSR	2,500	44,221
JTEKT	6,700	126,946
Juki	1,200	16,155
Juroku Bank	18,000	73,713
JVC Kenwood	4,200	11,466
JX Holdings	46,700	201,626
kabu.com Securities	7,000	23,459
Kaga Electronics	300	3,897
Kagoshima Bank	10,000	72,339
Kajima	6,000	28,200
Kakaku.com	2,700	39,107
Kaken Pharmaceutical	1,000	34,944
Kakiyasu Honten	700	11,255
Kameda Seika	400	15,481
Kamigumi	2,000	18,800
Kanamoto	1,900	48,222
Kandenko	6,000	37,469
Kaneka	9,000	65,841
Kanematsu	19,000	33,235
†Kansai Electric Power	5,800	64,263
Kansai Paint	2,000	31,012
Kansai Urban Banking	1,000	12,146
Kanto Denka Kogyo	2,000	13,471
Kao	2,500	116,336
Kasai Kogyo	1,400	14,819
Katakura Industries	300	3,259
Kato Sangyo	500	11,717
Kato Works	2,000	11,770
Kawasaki Heavy Industries	23,000	107,348
Kawasaki Kisen Kaisha	39,000	92,128
KDDI	11,100	268,019
Keihan Electric Railway	11,000	64,108
Keihin	2,500	35,884
Keikyu	5,000	37,764
Keio	5,000	35,802

LVIP Dimensional International Core Equity Fund—18

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Keisei Electric Railway	3,000	$35,704
Keiyo Bank	11,000	57,904
Kenedix	7,100	27,334
Kewpie	2,800	59,323
Key Coffee	700	11,730
Keyence	100	53,997
Kikkoman	1,000	31,265
Kinden	4,000	52,934
Kintetsu Group Holdings	16,000	54,537
Kintetsu World Express	500	22,478
Kinugawa Rubber Industrial	3,000	16,332
Kirin Holdings	7,400	101,981
Kita-Nippon Bank	400	11,574
Kitz	3,800	19,009
Kiyo Bank	2,400	36,665
†KLab	1,500	21,910
†KNT-CT Holdings	11,000	14,566
Koa	1,000	10,757
Kobayashi Pharmaceutical	300	20,402
Kobe Steel	111,000	186,905
Kohnan Shoji	1,200	15,596
Koito Manufacturing	1,700	66,352
Kokuyo	4,500	38,769
Komatsu	12,600	253,051
Komeri	1,100	25,185
Komori	1,800	24,468
Konami	2,600	48,370
Konica Minolta	13,600	158,856
Konishi	600	11,368
Kose	400	32,892
K’s Holdings	2,100	75,699
Kubota	4,000	63,479
Kubota ADR	300	23,877
Kumagai Gumi	11,000	32,459
Kura	500	15,898
Kurabo Industries	8,000	17,133
Kuraray	6,800	83,207
Kureha	7,000	27,579
Kurita Water Industries	2,900	67,652
Kuroda Electric	1,000	18,612
KYB	11,000	38,123
Kyocera	1,600	83,217
Kyocera ADR	473	24,615
Kyodo Printing	4,000	11,345
Kyoei Steel	1,000	18,514
Kyokuto Kaihatsu Kogyo	1,200	13,055
Kyokuto Securities	1,100	15,960
Kyokuyo	5,000	11,566
KYORIN Holdings	1,400	28,574
Kyoritsu Maintenance	400	25,732
Kyowa Exeo	3,200	37,299
Kyowa Hakko Kirin	4,000	52,346

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kyudenko	2,000	$35,965
†Kyushu Electric Power	3,500	40,624
Lasertec	1,200	16,596
Lawson	900	61,648
†Leopalace21	7,300	44,812
Life	800	18,368
Lintec	2,000	45,725
Lion	6,000	48,112
LIXIL Group	5,000	99,313
M3	2,500	50,311
Maeda	5,000	34,658
Maeda Road Construction	4,000	73,696
Makino Milling Machine	5,000	50,474
Makita	1,000	54,275
Marubeni	30,100	172,791
Marudai Food	4,000	14,975
Maruha Nichiro	1,000	16,176
Marui Group	7,200	97,342
Maruwa Aichi	500	10,585
Marvelous	1,200	15,086
Matsumotokiyoshi Holdings	1,500	69,274
Matsuya	900	16,920
Mazda Motor	9,000	176,410
McDonald’s Holdings	800	16,904
Medipal Holdings	3,800	62,029
Megachips	1,000	12,433
Megmilk Snow Brand	1,200	15,400
Meidensha	11,000	41,360
MEIJI Holdings	600	77,489
Meitec	600	22,364
Message	500	13,487
Michinoku Bank	6,000	10,495
Micronics Japan	600	13,816
Mie Bank	6,000	14,174
Milbon	400	12,735
Mimasu Semiconductor Industry	1,000	10,070
Minato Bank	6,000	15,400
Minebea	4,000	66,078
Ministop	700	12,136
Miraca Holdings	1,700	85,042
Mirait Holdings	3,500	40,853
Misawa Homes	1,400	12,187
MISUMI Group	4,800	68,190
Mitsuba	1,700	44,744
Mitsubishi	11,700	257,450
Mitsubishi Chemical Holdings	53,200	335,055
Mitsubishi Electric	12,000	155,174
Mitsubishi Estate	4,000	86,202
Mitsubishi Gas Chemical	12,000	67,288
Mitsubishi Heavy Industries	44,000	267,834
Mitsubishi Logistics	5,000	65,718
Mitsubishi Materials	35,000	134,461

LVIP Dimensional International Core Equity Fund—19

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Motors	19,800	$168,641
Mitsubishi Nichiyu Forklift	500	2,518
Mitsubishi Steel Manufacturing	6,000	12,997
Mitsubishi Tanabe Pharma	2,900	43,498
Mitsubishi UFJ Financial Group	125,300	901,087
Mitsubishi UFJ Financial Group ADR	35,500	256,310
Mitsuboshi Belting	2,000	15,857
Mitsui	13,300	180,736
Mitsui Chemicals	30,000	111,574
Mitsui Engineering & Shipbuilding	46,000	79,712
Mitsui Fudosan	3,000	84,036
Mitsui High-Tec	900	6,290
Mitsui Mining & Smelting	34,000	91,990
Mitsui OSK Lines	24,000	76,900
Mitsui Sugar	2,000	7,978
Mitsui-Soko Holdings	5,000	15,857
Mitsumi Electric	2,100	14,247
Miyazaki Bank	5,000	18,718
Mizuho Financial Group	338,700	733,656
Mizuho Financial Group ADR	5,700	24,738
Mizuno	2,000	9,482
Mochida Pharmaceutical	500	28,323
Modec	900	13,816
Monex Group	7,900	21,761
Monogatari	100	3,355
MonotaRO	1,400	61,566
Morinaga	8,000	34,265
Morinaga Milk Industry	11,000	40,371
Morita Holdings	1,100	10,754
MS&AD Insurance Group Holdings	4,500	140,253
Murata Manufacturing	1,000	174,595
Musashi Seimitsu Industry	800	15,524
Musashino Bank	2,100	82,994
Nabtesco	1,700	42,660
Nachi-Fujikoshi	8,000	47,213
Nagase	3,500	48,349
Nagoya Railroad	7,000	26,206
Nakanishi	400	15,825
Nankai Electric Railway	12,000	53,948
Nanto Bank	9,000	32,222
NEC	76,000	230,472
NEC Networks & System Integration	600	13,114
NET One Systems	2,200	15,447
Nexon	1,300	17,894
NGK Insulators	2,000	51,578
NGK Spark Plug	2,500	69,376
NH Foods	2,000	45,676
NHK Spring	4,200	46,312
Nichias	3,000	18,612
Nichicon	2,800	22,795
Nichiha	1,000	15,375
Nichii Gakkan	1,100	8,847

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nichi-iko Pharmaceutical	1,200	$32,614
Nichirei	9,000	62,163
Nidec	800	59,931
Nidec ADR	1,000	18,680
Nifco	2,500	108,509
Nihon Dempa Kogyo	1,200	8,965
Nihon House Holdings	2,600	12,199
Nihon Kohden	500	12,384
Nihon M&A Center	1,000	41,278
Nihon Nohyaku	2,400	23,306
Nihon Parkerizing	2,700	27,433
Nihon Unisys	3,000	30,848
Nikkiso	1,300	13,644
Nikon	4,600	53,242
Nintendo	300	50,196
Nippo	3,000	51,447
Nippon Carbon	4,000	13,176
Nippon Chemi-Con	5,000	15,081
Nippon Chemiphar	3,000	15,277
Nippon Denko	4,300	10,017
Nippon Densetsu Kogyo	1,000	17,615
Nippon Electric Glass	16,000	81,086
Nippon Express	18,000	88,573
Nippon Flour Mills	4,000	24,228
Nippon Gas	1,200	37,616
Nippon Kayaku	5,000	53,948
Nippon Konpo Unyu Soko	3,700	64,600
Nippon Light Metal Holdings	29,300	50,534
Nippon Paint Holdings	500	14,120
Nippon Paper Industries	5,500	96,477
Nippon Parking Development	10,000	14,550
Nippon Road	3,000	14,983
Nippon Sharyo	4,000	10,790
†Nippon Sheet Glass	39,000	41,442
Nippon Shokubai	3,000	41,099
Nippon Signal	1,200	13,183
Nippon Soda	7,000	45,030
Nippon Steel & Sumikin Bussan	7,000	25,576
Nippon Steel & Sumitomo Metal	112,000	290,574
Nippon Suisan Kaisha	16,800	48,063
Nippon Synthetic Chemical Industry	3,000	20,402
Nippon Telegraph & Telephone	3,600	130,461
†Nippon Yakin Kogyo	5,800	10,904
Nippon Yusen	42,000	117,067
Nipro	6,900	70,669
Nishimatsu Construction	20,000	75,037
Nishi-Nippon City Bank	17,000	49,052
Nishi-Nippon Railroad	13,000	59,719
Nishio Rent All	500	12,506
Nissan Chemical Industries	1,400	30,932
Nissan Motor	38,600	402,281
Nissan Shatai	2,400	32,879

LVIP Dimensional International Core Equity Fund—20

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nissei ASB Machine	400	$7,867
Nissha Printing	700	11,838
Nisshin Oillio Group	3,000	12,310
Nisshin Seifun Group	7,500	99,804
Nisshin Steel	6,000	74,497
Nisshinbo Holdings	7,000	78,331
Nissin Electric	2,000	14,206
Nissin Foods Holdings	400	17,558
Nissin Kogyo	800	13,216
Nitori Holdings	800	65,261
Nittetsu Mining	3,000	14,689
Nitto Boseki	5,000	22,070
Nitto Denko	1,500	123,345
Nitto Kogyo	900	20,275
Nitto Kohki	200	4,532
Nittoc Construction	3,400	13,395
NOF	7,000	56,245
Nohmi Bosai	900	10,741
NOK	1,600	49,698
Nomura	600	7,288
Nomura Holdings	26,600	180,595
Nomura Holdings ADR	8,400	56,784
Nomura Real Estate Holdings	2,500	52,518
Nomura Research Institute	800	31,323
Noritz	200	3,775
North Pacific Bank	19,200	85,846
NS Solutions	800	26,484
NS United Kaiun Kaisha	7,000	15,163
NSK	4,400	68,010
NTN	27,000	169,936
NTT Data	1,200	52,477
NTT DOCOMO	20,800	398,522
NTT DOCOMO ADR	1,000	19,130
NTT Urban Development	1,900	18,916
Obara Group	300	16,135
Obayashi	9,000	65,694
Obic	300	13,389
Odakyu Electric Railway	6,000	56,057
Ogaki Kyoritsu Bank	16,000	58,460
Ohsho Food Service	300	10,348
Oiles	600	11,398
Oita Bank	5,000	21,334
Oji Holdings	25,000	108,713
Okabe	1,500	11,770
Okamoto Industries	3,000	11,231
Okamura	1,300	11,338
Okasan Securities Group	5,000	35,189
Oki Electric Industry	27,000	56,719
Okinawa Electric Power	900	22,511
OKUMA	7,000	79,132
Okumura	7,000	35,761
Olympus	1,600	55,321

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Omron	2,700	$117,411
Onward Holdings	7,000	48,292
Open House	1,000	16,928
Oracle Japan	500	20,925
Oriental Land	1,000	63,879
Osaka Gas	16,000	63,207
Osaka Steel	700	13,034
OSAKA Titanium Technologies	800	21,514
Osaki Electric	2,000	11,002
OSG	3,200	68,635
Otsuka	300	14,026
Otsuka Holdings	3,800	121,247
Pacific Industrial	1,500	14,345
†Pacific Metals	6,000	18,244
Pal	400	13,144
PALTAC	1,100	19,493
PanaHome	3,000	21,359
Panasonic	12,300	169,057
Panasonic ADR	4,000	54,880
Paramount Bed Holdings	600	17,729
Parco	1,200	11,898
Park24	1,300	22,283
Pasona Group	500	4,602
Penta-Ocean Construction	10,100	41,774
Pigeon	2,600	81,927
Pilot	800	31,290
Piolax	300	15,375
†Pioneer	7,800	14,218
Plenus	1,000	18,024
Pola Orbis Holdings	500	28,323
Press Kogyo	4,300	20,140
Pressance	500	16,777
Proto	700	11,295
Raito Kogyo	2,000	16,233
Rakuten	4,100	66,272
Relo Holdings	400	39,562
Rengo	11,000	45,586
Resona Holdings	32,100	175,403
Resorttrust	600	14,605
Ricoh	23,400	242,913
Ricoh Leasing	800	24,555
Riken	3,000	11,574
Riken Technos	700	2,815
Ringer Hut	600	12,742
Rinnai	400	31,551
Riso Kagaku	700	13,257
Rock Field	500	11,914
Rohm	600	40,265
Rohto Pharmaceutical	3,300	54,541
Roland DG	1,000	28,241
Round One	5,000	24,399
Royal Holdings	700	11,684

LVIP Dimensional International Core Equity Fund—21

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Ryobi	3,000	$11,721
Ryoden Trading	2,000	15,988
Ryohin Keikaku	300	58,215
Ryosan	1,200	31,584
S Foods	700	14,179
Sac’s Bar Holdings	100	1,807
Saibu Gas	6,000	14,321
Saizeriya	600	13,325
Sakai Chemical Industry	3,000	10,765
Sakata INX	1,200	10,613
Sakata Seed	1,100	21,022
San-A Class A	400	17,721
San-Ai Oil	2,000	12,980
Sanden Holdings	5,000	23,296
Sangetsu	1,400	21,365
San-In Godo Bank	13,000	125,495
Sanken Electric	7,000	43,314
Sanki Engineering	1,900	15,018
Sankyo	300	10,630
Sankyo Tateyama	500	8,452
Sankyu	7,000	38,279
Sanrio	1,300	35,332
Sanshin Electronics	1,200	12,281
Santen Pharmaceutical	900	12,749
Sanwa Holdings	11,900	100,285
Sanyo Chemical Industries	3,000	21,089
Sanyo Denki	2,000	16,037
Sanyo Electric Railway	3,000	11,574
Sanyo Shokai	5,000	13,773
Sanyo Special Steel	7,000	32,614
Sapporo Holdings	22,000	81,821
Sato Holdings	800	22,625
Sawai Pharmaceutical	1,600	93,248
SBI Holdings	6,300	86,822
SCREEN Holdings	5,000	31,511
SCSK	1,200	36,636
Secom	1,100	71,436
Sega Sammy Holdings	4,600	60,160
Seikitokyu Kogyo	1,000	4,594
Seiko Epson	4,700	83,404
Seiko Holdings	6,000	30,407
Seino Holdings	6,200	69,531
Seiren	1,200	12,702
Sekisui Chemical	12,000	147,425
Sekisui House	11,500	182,737
Sekisui Jushi	800	10,417
Senko	4,000	25,339
Senshu Ikeda Holdings	13,200	59,882
Senshukai	1,500	10,520
Seria	400	15,073
Seven & i Holdings	4,400	189,178
Seven Bank	7,000	32,442

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
†Sharp	26,000	$31,666
Shibuya Kogyo	600	10,775
Shiga Bank	7,000	37,764
Shikoku Bank	5,000	11,403
Shikoku Electric Power	3,300	49,443
Shima Seiki Manufacturing	1,200	19,137
Shimachu	3,700	106,760
Shimadzu	4,000	54,373
Shimamura	500	52,558
Shimano	400	54,602
Shimizu	8,000	67,419
Shimizu Bank	400	11,035
Shindengen Electric Manufacturing	3,000	15,032
Shin-Etsu Chemical	2,500	155,284
Shinko Electric Industries	4,100	29,592
Shinko Plantech	1,300	11,487
Shinko Shoji	1,100	11,644
Shinmaywa Industries	3,000	27,489
Shinsei Bank	18,000	36,341
Shionogi	1,800	69,814
Ship Healthcare Holdings	2,100	43,428
Shiseido	3,400	77,205
Shizuoka Bank	9,000	94,090
Shizuoka Gas	3,300	23,063
Showa	1,900	18,932
Showa Denko	73,000	96,665
Siix	600	15,743
SKY Perfect JSAT Holdings	8,900	47,795
SMC	100	30,133
SMK	2,000	8,043
SMS	1,000	13,217
Sodick	2,000	16,381
SoftBank Group	4,900	288,737
Sogo Medical	400	11,264
Sohgo Security Services	500	19,740
Sojitz	40,800	99,049
Sompo Japan Nipponkoa Holdings	3,700	135,839
†Sony	8,800	248,988
Sony Financial Holdings	3,200	56,132
Sotetsu Holdings	5,000	26,075
Square Enix Holdings	800	17,715
St Marc Holdings	900	29,647
Stanley Electric	2,600	54,236
Star Micronics	1,000	17,067
Start Today	1,400	39,194
Starts	400	6,242
Starzen	4,000	12,555
Studio Alice	200	3,515
Sugi Holdings	500	25,544
Sumco	2,100	26,314
Sumida	1,300	9,829
Sumitomo	9,400	109,413

LVIP Dimensional International Core Equity Fund—22

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Bakelite	7,000	$31,756
Sumitomo Chemical	49,000	294,785
Sumitomo Dainippon Pharma	1,400	15,437
Sumitomo Densetsu	900	12,962
Sumitomo Electric Industries	18,800	291,512
Sumitomo Forestry	3,400	41,965
Sumitomo Heavy Industries	21,000	122,560
Sumitomo Metal Mining	8,000	121,857
Sumitomo Mitsui Construction	18,800	24,587
Sumitomo Mitsui Financial Group	17,100	763,028
Sumitomo Mitsui Trust Holdings	46,000	210,786
Sumitomo Osaka Cement	23,000	85,164
Sumitomo Real Estate Sales	500	12,629
Sumitomo Realty & Development	1,000	35,095
Sumitomo Riko	1,300	10,382
Sumitomo Rubber Industries	6,300	97,688
Sumitomo Seika Chemicals	2,000	13,160
Sumitomo Warehouse	5,000	27,955
Sun Frontier Fudousan	1,300	10,541
Sundrug	900	53,629
Suntory Beverage & Food	600	23,909
Suruga Bank	1,300	27,915
Suzuken Aichi	2,000	64,084
Suzuki Motor	3,900	131,817
Sysmex	900	53,703
T Hasegawa	800	11,607
T&D Holdings	13,400	199,894
Tachibana Eletech	1,300	15,163
Tachi-S	700	10,002
Tadano	6,000	89,750
Taiheiyo Cement	21,000	61,452
Taiho Kogyo	900	11,976
Taisei	5,000	28,731
Taiyo Holdings	300	12,555
Taiyo Nippon Sanso	2,800	33,896
Taiyo Yuden	4,500	63,193
Takara Standard	3,000	21,260
Takasago International	3,000	12,555
Takashimaya	8,000	72,585
†Takata	1,700	18,523
Takeda Pharmaceutical	2,800	135,285
Takeuchi Manufacturing	600	34,429
Takuma	4,000	25,503
Tamron	500	10,557
Tamura	4,000	15,988
Tatsuta Electric Wire & Cable	3,600	14,949
TDK	2,500	191,475
TDK ADR	200	15,416
Teijin	50,000	194,131
Tenma	700	12,061
Terumo	2,700	64,819
T-Gaia	1,100	17,434

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
THK	3,600	$77,862
Toa Hyogo	1,000	10,528
Toa Tokyo	7,000	11,329
Toagosei	6,000	50,074
†Tobishima	5,500	9,486
Tobu Railway	9,000	38,695
Tocalo	600	14,061
Tochigi Bank	4,000	22,822
Toda	15,000	68,906
Toei	2,000	14,272
Toho Bank	14,000	62,596
Toho Gas	8,000	47,409
Toho Holdings	1,600	36,868
Toho Tokyo	700	17,423
Toho Zinc	5,000	15,653
Tohoku Electric Power	3,800	51,499
Tokai Carbon	12,000	37,666
Tokai Gifu	500	18,126
TOKAI Holdings	3,900	15,875
Tokai Rika	2,700	67,533
Tokai Tokyo Financial Holdings	7,800	56,807
Token	300	18,955
Tokio Marine Holdings	5,600	233,173
†Tokuyama	13,000	25,078
Tokyo Dome	9,000	37,445
†Tokyo Electric Power	11,900	64,879
Tokyo Electron	1,000	63,324
Tokyo Gas	10,000	53,131
†Tokyo Rope Manufacturing	6,000	11,084
Tokyo Seimitsu	2,200	48,283
Tokyo Steel Manufacturing	5,900	43,355
Tokyo Tatemono	7,000	97,270
Tokyo TY Financial Group	500	17,002
Tokyotokeiba	5,000	11,852
Tokyu	10,000	67,026
Tokyu Fudosan Holdings	5,300	40,896
TOMONY Holdings	6,300	28,838
Tomy	2,400	12,536
TonenGeneral Sekiyu	3,000	27,930
Topcon	1,700	40,992
Toppan Forms	2,400	33,095
Toppan Printing	9,000	75,331
Topre	700	12,645
Topy Industries	13,000	33,260
Toray Industries	9,000	76,177
Toridoll.corp	1,200	15,880
Torishima Pump Manufacturing	200	1,563
Toshiba	36,000	123,884
Toshiba Machine	6,000	27,513
Toshiba Plant Systems & Services	1,700	20,718
Toshiba TEC	8,000	43,355
Tosoh	18,000	111,967

LVIP Dimensional International Core Equity Fund—23

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Totetsu Kogyo	500	$10,360
TOTO	3,000	54,095
Towa Pharmaceutical	600	38,401
Toyo Construction	5,200	19,595
Toyo Engineering	6,000	14,272
Toyo Ink SC Holdings	11,000	44,147
Toyo Kohan	2,600	12,900
Toyo Seikan Group Holdings	5,000	80,186
Toyo Suisan Kaisha	1,300	47,446
Toyo Tanso	600	10,010
Toyo Tire & Rubber	2,400	50,770
Toyobo	40,000	63,757
Toyoda Gosei	3,100	74,827
Toyota Boshoku	3,200	53,987
Toyota Motor	28,800	1,931,064
Toyota Motor ADR	4,100	548,375
Toyota Tsusho	7,600	204,071
TPR	800	24,064
Trancom	300	16,405
Transcosmos	500	13,324
Trend Micro	400	13,700
Trusco Nakayama	400	13,618
TS Tech	2,100	56,216
TSI Holdings	2,700	18,693
Tsubakimoto Chain	5,000	48,921
Tsugami	4,000	22,037
Tsukishima Kikai	1,500	15,939
Tsukuba Bank	3,300	11,086
Tsukui	1,400	10,986
Tsumura	2,400	51,672
Tsuruha Holdings	900	70,108
Tsurumi Manufacturing	800	12,666
UACJ	10,000	25,339
Ube Industries	49,000	92,521
UKC Holdings	300	6,422
Ulvac	1,600	24,653
Unicharm	1,500	35,673
Unipres	1,800	37,710
United Arrows	800	25,078
†Unitika	25,000	11,852
Universal Entertainment	700	15,832
Unizo Holdings	600	27,808
†Usen	3,900	11,221
Ushio	4,000	52,117
USS	2,600	46,967
Valor	2,200	55,117
Vital KSK Holdings	1,500	10,888
VT Holdings	2,100	12,513
Wacoal Holdings	3,000	35,091
Wacom	8,100	29,463
Wakita	1,100	11,221
Warabeya Nichiyo	500	12,061

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Welcia Holdings	600	$27,415
West Holdings	300	2,158
West Japan Railway	1,400	89,660
Xebio	800	15,629
Yahagi Construction	200	1,417
Yahoo Japan	9,000	36,341
Yakult Honsha	200	11,869
YAMABIKO	400	18,310
Yamada Denki	21,600	86,513
Yamagata Bank	6,000	26,238
Yamaguchi Financial Group	8,000	99,722
Yamaha	5,100	102,967
Yamaha Motor	2,600	56,892
Yamanashi Chuo Bank	4,000	18,931
Yamato Holdings	3,100	60,041
Yamato Kogyo	1,700	39,728
Yamazaki Baking	4,000	66,667
Yamazen	1,100	10,043
Yaoko	500	23,255
Yaskawa Electric	6,500	83,309
Yellow Hat	200	3,894
Yodogawa Steel Works	5,000	21,865
Yokogawa Bridge Holdings	1,300	12,975
Yokogawa Electric	1,800	23,158
Yokohama Reito	1,500	11,709
Yokohama Rubber	3,500	70,320
Yondoshi Holdings	200	4,862
Yorozu	500	11,039
Yoshinoya Holdings	2,300	27,881
Yuasa Trading	700	16,765
Yusen Logistics	900	10,454
Zenrin	900	11,785
†Zensho Holdings	1,500	14,296
Zeon	8,000	73,892

		51,063,339

Netherlands–2.60%
Aalberts Industries	5,513	163,675
Accell Group	598	11,096
Aegon	19,041	139,884
Akzo Nobel	6,767	492,233
†AMG Advanced Metallurgical Group	1,768	15,361
Amsterdam Commodities	587	14,847
†APERAM Class W/I	4,980	200,187
Arcadis	2,678	73,628
ArcelorMittal	2,006	19,523
ArcelorMittal New York Shares	12,405	120,577
ASM International	1,658	76,599
ASML Holding	882	91,119
ASML Holding New York Shares	300	31,239
BE Semiconductor Industries	2,089	58,121
Beter Bed Holding	483	12,111

LVIP Dimensional International Core Equity Fund—24

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
BinckBank	1,951	$18,590
Boskalis Westminster	2,890	141,391
Brunel International Loan	605	11,998
Corbion	3,199	63,228
Delta Lloyd	12,750	209,231
†Fugro CVA	3,893	85,296
Gemalto	2,872	255,672
†Heijmans CVA	1,025	12,314
Heineken	1,209	91,715
ING Groep ADR	6,300	104,454
ING Groep CVA	17,151	283,077
Kendrion	498	14,546
Koninklijke Ahold	13,037	244,089
†Koninklijke BAM Groep	16,316	68,933
Koninklijke DSM	4,777	276,834
Koninklijke KPN	64,737	247,461
Koninklijke Philips	9,825	249,867
Koninklijke Philips New York Shares	4,337	110,420
Koninklijke Ten Cate	1,270	26,177
Koninklijke Vopak	2,125	107,197
Nederland Apparatenfabriek	289	10,226
†Ordina	3,566	5,735
†PostNL	16,114	71,600
Randstad Holding	4,519	294,164
RELX	6,331	150,108
†SBM Offshore	11,155	132,149
Sligro Food Group	791	28,504
TKH Group CVA	2,291	95,937
†TomTom	9,122	103,033
Unilever CVA	6,005	249,990
Unilever New York Shares	2,400	100,416
USG People	4,653	69,019
Van Lanschot CVA	475	11,829
Wessanen	2,470	21,688
Wolters Kluwer	9,669	287,116

		5,774,204

New Zealand–0.43%
Air New Zealand	24,276	41,952
Auckland International Airport	28,907	96,678
Contact Energy	13,103	44,488
Ebos Group	4,086	28,383
Fisher & Paykel Healthcare	16,342	75,864
Fletcher Building	15,249	83,914
Freightways	3,723	14,634
Genesis Energy	4,884	5,759
Infratil	19,973	42,705
Mainfreight	4,396	46,862
Metlifecare	6,446	20,313
Port of Tauranga	1,598	18,735
Restaurant Brands New Zealand	2,637	7,684
Ryman Healthcare	6,198	33,267

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
SKY Network Television	20,677	$84,217
SKYCITY Entertainment Group	30,728	87,462
Spark New Zealand	66,944	126,803
Summerset Group Holdings	5,862	14,143
TOWER	7,031	10,483
Trade Me Group	14,725	33,829
TrustPower	2,090	10,793
Vector	5,268	11,746
†Xero	1,040	12,722
Z Energy	2,414	9,570

		963,006

Norway–0.76%
ABG Sundal Collier Holding	15,637	13,321
AF Gruppen	854	11,490
†Akastor	7,748	13,734
Aker Class A	731	15,754
Atea	3,838	34,261
Austevoll Seafood	2,211	11,588
Bakkafrost	1,048	27,999
BW Offshore	9,985	6,430
†Det Norske Oljeselskap	2,311	16,356
DNB	6,577	109,706
Ekornes	768	9,304
†Fred Olsen Energy	1,724	12,015
†Frontline	5,506	13,720
Gjensidige Forsikring	1,543	24,872
Hoegh LNG Holdings	950	15,144
†Kongsberg Automotive	21,255	14,772
Kongsberg Gruppen	716	13,377
Leroy Seafood Group	470	15,344
Marine Harvest	8,330	95,499
†Nordic Semiconductor	2,947	20,350
Norsk Hydro	15,878	66,921
†Norwegian Air Shuttle	259	10,731
Orkla	2,631	20,701
Petroleum Geo-Services	11,979	64,450
Prosafe	9,120	31,634
†REC Silicon	113,969	24,475
Salmar	1,165	17,085
Schibsted	471	14,644
†Schibsted Class B	471	14,235
Seadrill	5,384	55,671
Seadrill	2,073	21,598
SpareBank 1 SR-Bank	4,444	29,611
Statoil	19,870	355,002
Statoil ADR	3,900	69,810
Stolt-Nielsen	777	13,179
†Storebrand	14,949	61,652
†Subsea 7	8,225	80,503
Telenor	3,290	72,080
TGS Nopec Geophysical	2,590	60,476

LVIP Dimensional International Core Equity Fund—25

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Tomra Systems	3,174	$29,042
Veidekke	1,014	11,315
Wilh Wilhelmsen	2,005	12,068
Wilh Wilhelmsen Holding Class A	662	14,394
Yara International	863	44,946

		1,691,259

Portugal–0.26%
Altri SGPS	3,521	12,820
†Banco Comercial Portugues Class R	1,154,321	100,342
EDP - Energias de Portugal	19,115	72,536
EDP Renovaveis	8,779	62,127
Galp Energia	7,554	88,563
Jeronimo Martins	5,316	68,131
NOS	4,466	35,706
Portucel	10,281	39,529
REN - Redes Energeticas Nacionais	9,342	26,143
Semapa-Sociedade de Investimento e Gestao	3,142	42,404
Sonae	27,072	35,511

		583,812

Singapore–1.33%
†Biosensors International Group	50,600	30,623
Boustead Singapore	11,400	10,582
CapitaLand	38,100	99,024
China Merchants Holdings Pacific	18,900	14,737
Chip Eng Seng	9,800	5,567
City Developments	6,300	45,754
ComfortDelGro	37,400	86,928
COSCO Singapore	49,200	17,537
CSE Global	25,500	11,267
CWT	16,500	24,750
Dairy Farm International Holdings	1,300	11,258
DBS Group Holdings	19,800	304,208
Ezion Holdings	97,300	74,060
†Ezra Holdings	47,600	6,044
First Resources	27,100	41,053
Frasers Centrepoint	5,900	7,777
Genting Singapore	38,100	25,322
Global Logistic Properties	23,000	43,211
†GMG Global	29,800	11,396
Golden Agri-Resources	167,600	51,027
Great Eastern Holdings	700	12,761
GuocoLeisure	20,900	15,442
Ho Bee Land	8,600	13,475
Hong Fok	18,000	11,295
Hongkong Land Holdings	4,200	34,440
Hutchison Port Holdings Trust	117,300	73,899
Hyflux	24,000	15,327
Indofood Agri Resources	26,500	13,775
Jardine Cycle & Carriage	1,700	41,785

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Keppel	10,400	$63,482
M1	6,200	14,917
Mandarin Oriental International	6,900	10,868
Midas Holdings	39,000	9,267
Nam Cheong	49,300	10,068
†Neptune Orient Lines	44,400	27,036
Noble Group	212,600	119,984
OSIM International	12,100	14,871
OUE	9,200	13,595
Oversea-Chinese Banking	47,800	361,344
Petra Foods	3,900	10,136
QAF	12,400	10,727
SATS	19,800	54,255
Sembcorp Industries	14,700	42,463
Sembcorp Marine	21,000	44,288
Sheng Siong Group	17,600	10,848
Sinarmas Land	50,600	23,108
Singapore Airlines	13,500	107,567
Singapore Exchange	8,400	48,841
Singapore Post	22,300	31,380
Singapore Press Holdings	19,500	59,080
Singapore Technologies Engineering	16,900	41,414
Singapore Telecommunications	48,500	151,624
SMRT	24,300	27,789
StarHub	6,500	19,066
Super Group	18,400	15,167
United Engineers	16,900	30,872
United Industrial	5,200	13,090
United Overseas Bank	9,800	167,888
UOB-Kay Hian Holdings	10,600	11,807
UOL Group	14,500	74,511
†Vard Holdings	32,300	13,672
Venture	13,600	77,965
Wilmar International	18,700	45,547
Wing Tai Holdings	21,200	29,990

		2,962,851

Spain–2.66%
Abengoa Class A	3,437	11,395
Abengoa Class B	24,503	77,007
Abertis Infraestructuras	3,717	60,935
Acciona	1,824	137,679
Acerinox	7,005	96,881
ACS Actividades de Construccion y Servicios	4,335	139,403
Almirall	2,550	50,386
Amadeus IT Holding	5,290	210,791
Atresmedia de Medios de Comunicacion	2,420	37,488
Banco Bilbao Vizcaya Argentaria	23,421	229,485
Banco Bilbao Vizcaya Argentaria ADR	5,481	54,097
Banco de Sabadell	115,572	278,850

LVIP Dimensional International Core Equity Fund—26

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Banco Popular Espanol	35,594	$172,396
Banco Santander	74,371	519,178
Banco Santander ADR	25,800	180,858
†Bankia	25,981	32,950
Bankinter	24,633	181,981
Bolsas y Mercados Espanoles	3,338	134,963
CaixaBank	26,340	121,998
CIE Automotive	678	10,979
Construcciones y Auxiliar de Ferrocarriles	40	11,882
Distribuidora Internacional de Alimentacion	9,440	72,065
Ebro Foods	3,636	70,345
Enagas	3,486	94,774
Ence Energia y Celulosa	4,877	16,659
Faes Farma	4,907	12,660
Ferrovial	2,452	53,150
†Fomento de Construcciones y Contratas	5,346	54,377
Gamesa Tecnologica	17,698	278,694
Gas Natural SDG	3,102	70,316
Grifols	877	35,312
Grupo Catalana Occidente	1,947	60,386
Iberdrola	100,198	674,684
Inditex	5,183	168,405
Indra Sistemas	4,274	43,935
†Inmobiliaria Colonial	15,936	11,206
Mapfre	35,235	121,219
Mediaset Espana Comunicacion	6,197	81,183
Melia Hotels International	1,581	20,861
Miquel y Costas & Miquel	308	10,788
†NH Hotel Group	8,633	49,548
Obrascon Huarte Lain	1,722	29,295
Prosegur Cia de Seguridad	10,247	56,185
Red Electrica	1,284	102,857
Repsol	11,574	203,154
†Sacyr	17,237	65,236
Tecnicas Reunidas	1,182	60,727
Telefonica ADR	30,600	434,520
Vidrala	512	25,249
Viscofan	1,800	108,826
†Vocento	4,836	9,539
Zardoya Otis	2,653	28,886
†Zeltia	7,743	31,712

		5,908,335

Sweden–2.76%
AAK	869	51,484
Acando	7,270	11,441
AddTech Class B	1,688	25,699
AF Loan	1,078	14,657
Alfa Laval	2,462	43,316

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Assa Abloy Class B	3,252	$61,215
Atlas Copco Class A	3,838	107,374
Atlas Copco Class B	2,064	51,397
Atrium Ljungberg Class B	722	9,447
Avanza Bank Holding	582	21,160
Axfood	2,688	42,916
Beijer Alma Class B	599	12,966
Beijer Ref	567	11,692
Betsson	3,555	51,357
Bilia Class A	2,716	48,391
BillerudKorsnas	10,832	170,200
BioGaia Class B	302	8,959
Boliden	8,373	152,564
Byggmax Group	3,087	20,939
Castellum	3,772	52,991
Clas Ohlson Class B	1,739	30,512
†Cloetta Class B	9,112	27,580
Concentric	996	11,800
Duni	835	11,303
Electrolux Class B	3,014	94,425
Elekta Class B	2,843	17,827
Fabege	2,946	40,179
†Fastighets Balder Class B	733	11,305
Getinge Class B	7,917	190,463
Haldex	3,754	49,570
Hemfosa Fastigheter	3,581	36,489
Hennes & Mauritz Class B	4,733	182,182
Hexagon Class B	1,811	65,603
Hexpol	6,700	69,039
HIQ International	2,708	14,172
Holmen Class B	2,756	80,394
Hufvudstaden Class A	2,081	25,320
Husqvarna Class A	1,725	13,053
Husqvarna Class B	18,374	138,370
ICA Gruppen	1,403	49,758
Industrial & Financial Systems Class B	357	11,537
Indutrade	931	42,830
Intrum Justitia	2,935	88,836
JM	3,107	84,675
KappAhl	3,150	11,054
Klovern Class B	15,567	14,361
KNOW IT	1,633	10,437
Kungsleden	4,483	30,409
Lagercrantz Class B	494	10,187
Lindab International	1,753	14,829
Loomis Class B	3,428	96,152
†Lundin Petroleum	948	16,233
Meda Class A	9,860	137,211
Mekonomen	1,003	24,492
Millicom International Cellular SDR	636	46,899
Modern Times Group MTG Class B	1,725	46,263
Mycronic	2,215	16,093

LVIP Dimensional International Core Equity Fund—27

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
NCC Class A	342	$10,310
NCC Class B	2,642	80,636
NetEnt Class B	649	25,200
New Wave Group Class B	2,619	13,486
Nibe Industrier Class B	2,569	69,672
Nobia	2,991	31,415
Nolato Class B	1,045	23,880
Nordea Bank	18,075	225,375
Nordnet Class B	3,375	13,512
†Oriflame Holding	868	14,026
Peab	10,718	79,164
Proact IT Group	780	10,346
Ratos Class B	8,532	55,044
Rezidor Hotel Group	3,319	13,208
Saab Class B	2,881	70,421
Sagax Class B	1,345	8,637
Sandvik	13,532	149,555
†SAS	6,329	11,257
Securitas Class B	9,048	119,583
Skandinaviska Enskilda Banken Class A	20,314	259,662
Skanska Class B	4,655	94,305
SKF Class A	606	13,790
SKF Class B	5,740	130,891
SkiStar	1,095	12,610
†SSAB Class A	8,900	46,482
†SSAB Class B	4,206	18,843
†SSAB Class B	3,030	13,519
Svenska Cellulosa Class A	508	12,956
Svenska Cellulosa Class B	11,405	289,916
Svenska Handelsbanken Class A	8,499	124,011
Sweco Class B	900	11,803
Swedbank Class A	7,992	186,292
Swedish Match	2,034	57,836
†Swedish Orphan Biovitrum	3,130	41,519
Tele2 Class B	7,956	92,487
Telefonaktiebolaget LM Ericsson Class B	11,110	115,084
TeliaSonera	31,411	184,883
Trelleborg Class B	10,198	188,523
Unibet Group SDR	933	56,817
Volvo Class A	3,812	47,256
Volvo Class B	19,503	242,005
Wallenstam Class B	6,630	47,091

		6,145,315

Switzerland–6.49%
†ABB	27,998	586,374
ABB ADR	5,300	110,664
Actelion	1,049	153,496
Adecco	5,022	407,712
Allreal Holding	675	93,138

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Alpiq Holding	146	$12,774
ams	2,708	118,470
APG SGA	29	11,865
Aryzta	2,969	146,402
Ascom Holding	1,744	30,686
Autoneum Holding	215	42,499
Bachem Holding Class B	194	10,780
Baloise Holding	1,999	243,754
Banque Cantonale Vaudoise	128	79,341
Barry Callebaut	47	53,540
Belimo Holding Class R	12	28,623
Berner Kantonalbank	52	10,345
BKW	430	16,052
Bobst Group	566	26,033
Bossard Holding Class A	365	42,126
Bucher Industries	338	84,093
Burckhardt Compression Holding	121	45,849
Burkhalter Holding	128	14,924
Calida Holding	290	12,997
Cembra Money Bank	69	4,207
Cie Financiere Richemont	5,868	477,336
Clariant	15,400	315,610
Coltene Holding	149	11,037
Conzzeta	44	30,074
Credit Suisse Group	9,519	261,673
Daetwyler Holding Class B	302	35,889
DKSH Holding	1,166	84,310
†Dufry	912	127,011
EFG International	1,991	28,218
Emmi	84	27,045
EMS-Chemie Holding	167	70,558
Feintool International Holding	85	7,955
Flughafen Zuerich	239	184,957
Forbo Holding	80	95,155
Galenica	215	224,337
GAM Holding	9,555	200,830
Gategroup Holding	1,455	45,911
Geberit	426	142,030
Georg Fischer	244	167,686
Givaudan	86	148,837
Gurit Holding Class B	24	13,323
Helvetia Holding	503	287,575
Holcim	2,557	188,719
Huber & Suhner	265	11,622
Implenia	710	39,681
Inficon Holding	78	26,656
†Interroll Holding Class R	35	22,275
Intershop Holding	60	25,751
Julius Baer Group	3,339	187,325
Kaba Holding Class B	143	85,121
Kardex	391	23,483
Komax Holding Class R	148	25,028

LVIP Dimensional International Core Equity Fund—28

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Kudelski Class B	2,353	$33,348
Kuehne + Nagel International	607	80,574
Kuoni Reisen Holding	236	61,468
LEM Holding	12	9,222
Liechtensteinische Landesbank Class BR	292	11,900
Logitech International Class R	6,266	91,822
Logitech International Class R	2,260	33,132
Lonza Group	2,528	337,734
Luzerner Kantonalbank	122	45,967
Metall Zug	6	16,365
Mobilezone Holding	775	14,175
Mobimo Holding	287	58,481
Nestle	30,552	2,205,862
Novartis	9,454	931,850
Novartis ADR	300	29,502
OC Oerlikon	10,144	124,237
Orior	228	13,852
Panalpina Welttransport Holding Class REG	404	50,992
Partners Group Holding	342	102,245
Phoenix Mecano Class B	34	16,984
†Plazza Class A	44	9,742
PSP Swiss Property	116	9,926
Rieter Holding	58	9,169
Roche Holding	3,702	1,037,463
Roche Holding Class B	103	28,204
Schindler Holding	203	33,157
†Schmolz + Bickenbach	12,403	11,011
Schweiter Technologies Class B	24	19,330
SGS	36	65,693
Siegfried Holding	151	26,715
Sika Bearer Shares	37	130,523
Sonova Holding	264	35,693
St Galler Kantonalbank	37	13,634
Straumann Holding Class R	341	93,557
Sulzer	1,096	112,718
Swatch Group	487	189,664
Swatch Group Bearer Shares	869	65,252
Swiss Life Holding	841	192,596
Swiss Re	3,891	344,401
Swisscom	257	144,045
Swissquote Group Holding	376	11,261
Tamedia	69	11,528
Tecan Group Class R	194	23,241
Temenos Group	2,371	78,492
U-Blox	196	39,665
UBS Group	12,859	272,750
UBS Group	7,100	150,520
Valiant Holding	740	72,069
Valora Holding	160	31,439
Vaudoise Assurances Holding	28	15,724

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Vetropack Holding Class B	9	$15,229
Vontobel Holding Class R	1,118	51,840
VP Bank	63	5,509
VZ Holding	15	3,610
Zehnder Group	307	11,460
Zuger Kantonalbank Class B	3	14,187
Zurich Insurance Group	2,556	778,091

		14,438,582

United Kingdom–18.24%
888 Holdings	9,831	23,554
A.G.Barr	1,242	12,001
Aberdeen Asset Management	17,127	108,709
Acacia Mining	7,088	33,619
Acal	3,315	16,184
Admiral Group	4,066	88,603
Aggreko	7,474	168,973
Alent	14,510	84,325
Amec Foster Wheeler	7,097	91,152
Amlin	17,873	133,774
Anglo American	26,198	378,052
Anite	8,691	17,341
Antofagasta	10,457	113,278
ARM Holdings	3,620	58,978
ARM Holdings ADR	1,200	59,124
Arrow Global Group	2,522	10,480
Ashmore Group	10,611	48,212
Ashtead Group	11,053	190,845
Associated British Foods	1,237	55,796
AstraZeneca	2,870	181,219
AstraZeneca ADR	5,100	324,921
AVEVA Group	1,258	35,734
Aviva	40,226	311,255
Babcock International Group	13,599	230,746
BAE Systems	33,149	234,987
Balfour Beatty	38,040	144,571
Barclays ADR	33,900	557,316
Barratt Developments	67,281	649,558
BBA Aviation	16,025	75,959
Beazley	28,333	131,672
Bellway	11,002	410,006
Berendsen	8,578	137,330
Berkeley Group Holdings	4,418	232,250
Betfair Group	1,511	57,117
BHP Billiton	5,099	100,058
BHP Billiton ADR	6,984	276,287
Bodycote	12,096	128,087
Booker Group	44,782	118,481
Bovis Homes Group	9,747	170,439
BP ADR	47,832	1,911,367
Brammer	3,884	18,840
Brewin Dolphin Holdings	17,619	80,801

LVIP Dimensional International Core Equity Fund—29

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
British American Tobacco	6,426	$344,775
British American Tobacco ADR	1,500	162,375
Britvic	9,039	101,893
BT Group	25,230	178,454
BT Group ADR	1,400	99,246
†BTG	2,186	21,568
Bunzl	3,016	82,354
Burberry Group	4,630	114,278
Cable & Wireless Communications	130,046	136,074
Capita	4,970	96,668
Capital & Counties Properties	3,213	21,969
Carillion	22,913	123,079
Carnival	429	21,898
Carnival ADR	576	29,537
Centamin	51,980	50,429
Centrica	57,652	238,942
Chesnara	2,922	14,920
Cineworld Group	8,994	65,127
Clarkson	352	15,136
Close Brothers Group	8,316	199,637
Cobham	50,428	208,368
Coca-Cola HBC	6,430	138,198
†Colt Group	17,295	51,355
Compass Group	14,782	244,549
Computacenter	3,284	40,038
Connect Group	6,109	13,605
Costain Group	2,967	15,290
Countrywide	2,878	25,683
Cranswick	1,678	42,075
Crest Nicholson Holdings	2,572	22,689
Croda International	3,723	160,970
Daily Mail & General Trust	11,552	168,607
Dairy Crest Group	10,235	85,627
DCC	3,684	289,397
De La Rue	3,905	32,210
Debenhams	57,563	80,715
Dechra Pharmaceuticals	3,015	46,563
Development Securities	2,984	13,010
Devro	10,805	51,394
Diageo	1,216	35,172
Diageo ADR	2,400	278,496
Dignity	1,620	54,543
Diploma	6,273	79,633
Direct Line Insurance Group	47,699	251,647
Dixons Carphone	18,001	128,256
Domino’s Pizza Group	4,239	51,747
Drax Group	12,183	66,648
DS Smith	71,337	432,619
Dunelm Group	1,142	16,246
e2v technologies	5,229	20,620
easyJet	2,846	69,127
Electrocomponents	27,011	89,882

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Elementis	15,959	$64,338
†Enterprise Inns	21,877	42,620
Essentra	8,441	131,688
esure Group	7,817	31,194
Euromoney Institutional Investor	529	10,115
†Evraz	13,963	27,027
Experian	9,112	165,921
Fenner	3,137	10,214
Ferrexpo	12,597	13,161
Fidessa Group	1,120	40,032
†Firstgroup	65,523	123,017
Foxtons Group	3,016	11,225
Fresnillo	1,015	11,067
G4S	47,266	199,461
Galliford Try	4,118	112,380
Genus	1,484	33,271
GKN	31,099	163,435
GlaxoSmithKline	10,422	216,546
GlaxoSmithKline ADR	7,200	299,880
Glencore	77,472	310,742
Go-Ahead Group	1,680	69,523
Grafton Group	5,332	65,006
Greencore Group	23,627	116,558
Greene King	11,394	151,175
Greggs	5,381	100,012
Halfords Group	7,976	66,164
Halma	20,713	247,972
Hargreaves Lansdown	2,643	47,877
Hays	70,066	179,872
Headlam Group	2,792	20,266
Helical Bar	5,591	35,444
Henderson Group	34,367	140,924
Hikma Pharmaceuticals	4,686	142,311
Hill & Smith Holdings	2,877	30,623
Hiscox	13,873	182,867
†Hochschild Mining	9,689	14,499
Home Retail Group	32,836	87,185
HomeServe	13,220	89,394
Howden Joinery Group	33,266	270,467
HSBC Holdings ADR	27,600	1,236,756
Hunting	5,435	52,087
ICAP	19,430	161,638
IG Group Holdings	16,028	187,981
IMI	3,371	59,582
Imperial Tobacco Group	4,983	240,109
Inchcape	19,753	251,685
†Indivior	2,948	10,412
Informa	23,741	203,842
Inmarsat	14,785	212,659
Innovation Group	38,719	18,858
InterContinental Hotels Group	1,842	74,259
InterContinental Hotels Group ADR	500	20,230

LVIP Dimensional International Core Equity Fund—30

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Intermediate Capital Group	2,605	$22,489
†International Consolidated Airlines Group	17,652	137,195
†International Consolidated Airlines Group	1,340	10,418
International Personal Finance	3,182	22,847
Interserve	8,134	84,407
Intertek Group	2,976	114,552
Investec	11,662	104,803
ITE Group	12,852	34,528
ITV	39,697	164,215
J D Wetherspoon	5,012	62,050
J Sainsbury	49,803	207,585
James Fisher & Sons	2,256	47,991
Jardine Lloyd Thompson Group	5,553	91,082
JD Sports Fashion	1,687	18,739
John Menzies	3,400	26,161
John Wood Group	15,661	158,579
Johnson Matthey	2,905	138,656
Jupiter Fund Management	11,616	81,340
†KAZ Minerals	7,162	22,887
KCOM Group	7,094	10,421
Keller Group	3,725	59,870
Kier Group	6,002	134,185
Kingfisher	21,523	117,439
Ladbrokes	17,525	35,739
Laird	13,309	76,885
†Lamprell	12,474	29,593
Lancashire Holdings	6,576	63,694
Laura Ashley Holdings	18,438	8,835
Lavendon Group	5,336	16,662
Legal & General Group	94,395	369,129
†Liberty Global Class C	900	45,567
Lloyds Banking Group	48,884	65,466
Lloyds Banking Group ADR	67,099	364,348
London Stock Exchange Group	2,216	82,513
†Lonmin	5,740	10,091
Lookers	14,659	36,504
LSL Property Services	3,879	23,768
Man Group	94,578	233,140
Marks & Spencer Group	25,458	214,384
Marston’s	27,111	68,491
McBride	6,351	10,178
Mears Group	2,289	15,131
Meggitt	26,442	193,757
Melrose Industries	21,454	83,423
#Merlin Entertainments 144A	12,424	83,367
Michael Page International	10,636	91,071
Micro Focus International	5,170	110,548
Millennium & Copthorne Hotels	11,768	106,125
†Mitchells & Butlers	9,654	69,239
Mitie Group	13,404	66,336

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Mondi	8,920	$192,135
Moneysupermarket.com Group	12,504	57,206
Morgan Advanced Materials	15,018	77,013
Morgan Sindall Group	854	11,069
†Mothercare	4,436	18,817
N Brown Group	1,987	10,683
National Express Group	28,807	139,125
National Grid	6,184	79,397
National Grid ADR	2,200	142,054
NCC Group	6,299	21,351
Next	1,459	170,771
Northgate	9,069	81,928
Novae Group	2,374	26,482
†Ocado Group	8,442	59,141
Old Mutual	37,150	117,608
Oxford Instruments	1,728	26,348
Pearson	2,151	40,722
Pearson ADR	8,404	159,340
Pendragon	38,325	22,881
Pennon Group	11,153	142,020
Persimmon	14,510	450,234
†Petra Diamonds	15,546	36,368
Petrofac	11,026	160,324
†Petropavlovsk	107,235	12,467
Phoenix Group Holdings	9,089	117,094
Photo-Me International	5,613	12,456
Playtech	5,676	72,990
Premier Farnell	13,027	35,387
†Premier Foods	39,402	23,369
†Premier Oil	5,199	12,179
Provident Financial	633	29,109
Prudential	2,934	70,642
Prudential ADR	2,500	121,400
PZ Cussons	6,578	37,391
QinetiQ Group	5,440	19,170
†Quintain Estates & Development	26,059	43,398
Randgold Resources	1,919	129,190
Rank Group	5,210	18,033
Rathbone Brothers	299	10,086
†Raven Russia	20,234	16,928
Reckitt Benckiser Group	2,636	227,281
Redrow	17,892	124,500
Reed Elsevier	1,000	65,000
Reed Elsevier	400	18,740
Regus	30,515	125,225
RELX	6,901	112,216
Renishaw	1,342	48,304
Rentokil Initial	48,858	113,606
Restaurant Group	10,207	111,612
Ricardo	1,091	14,775
Rightmove	2,565	132,059
Rio Tinto	3,626	148,915

LVIP Dimensional International Core Equity Fund—31

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Rio Tinto ADR	7,700	$317,317
Robert Walters	1,758	11,179
†Rolls-Royce Holdings	33,111	452,580
Rotork	38,930	142,265
†Royal Bank of Scotland Group ADR	5,000	55,350
Royal Dutch Shell Class A	4,181	117,351
Royal Dutch Shell Class A	835	23,608
Royal Dutch Shell ADR Class A	15,600	889,356
Royal Dutch Shell ADR Class B	18,600	1,066,710
Royal Mail	21,962	177,526
RPC Group	13,707	143,639
RPS Group	2,896	10,249
RSA Insurance Group	18,782	117,207
SABMiller	3,161	164,085
Sage Group	16,664	134,177
Savills	6,837	101,616
Schroders	1,274	63,570
Schroders Non-voting	305	11,668
SDL	2,560	16,732
Senior	25,504	114,999
Serco Group	19,730	36,577
Severn Trent	3,364	109,985
Shanks Group	16,699	26,695
Shire	1,497	119,831
Shire ADR	300	72,447
SIG	48,819	153,783
Sky	9,838	160,284
Smith & Nephew	4,506	76,033
Smith & Nephew ADR	1,200	40,740
Smiths Group	7,094	125,831
Spectris	4,950	164,094
Spirax-Sarco Engineering	2,534	135,089
Spirent Communications	26,411	37,656
†Sports Direct International	5,208	58,790
SSE	11,694	282,201
St James’s Place	11,323	161,173
ST Modwen Properties	9,782	69,604
Stagecoach Group	13,003	82,492
Standard Chartered	10,582	169,413
Standard Life	14,851	103,596
Stobart Group	9,278	15,378
†SuperGroup	2,248	43,406
Synthomer	15,299	74,897
TalkTalk Telecom Group	18,649	112,070
Tate & Lyle	14,952	122,036
Taylor Wimpey	144,942	423,101
Ted Baker	999	45,767
Telecom Plus	1,920	29,863
Tesco	176,740	590,201
†Thomas Cook Group	66,553	143,040
Topps Tiles	5,923	13,447
Travis Perkins	9,278	307,568

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Trinity Mirror	14,805	$34,890
TT Electronics	5,094	11,625
TUI Class DI	8,315	134,556
Tullett Prebon	9,172	52,871
Tullow Oil	9,375	50,035
UBM	12,702	106,665
UDG Healthcare	9,507	73,099
Ultra Electronics Holdings	4,303	119,795
Unilever	1,846	79,177
Unilever ADR	4,700	201,912
UNITE Group	9,019	80,980
United Utilities Group	6,669	93,461
†Vectura Group	8,852	24,950
Vedanta Resources	2,446	19,983
Vesuvius	12,024	80,286
Victrex	4,442	134,691
Vodafone Group	101,157	365,295
Vodafone Group ADR	2,400	87,480
Weir Group	4,110	109,579
WH Smith	4,220	101,307
Whitbread	2,129	165,437
William Hill	28,743	182,032
WM Morrison Supermarkets	103,869	295,045
Wolseley	3,094	197,502
WPP	8,394	188,058
WPP ADR	400	45,088
WS Atkins	4,329	103,108
Xaar	1,386	10,126
XP Power	694	17,107

		40,558,284

United States–0.01%
Thomson Reuters	300	11,421

		11,421

Total Common Stock (Cost $223,627,371)		217,871,819

ΔPREFERRED STOCK–0.49%
Germany–0.49%
Bayerische Motoren Werke 3.99%	660	55,849
Draegerwerk 1.49%	359	38,452
FUCHS PETROLUB 1.94%	1,244	52,523
Henkel 1.21%	467	52,358
Jungheinrich 1.62%	774	52,437
Porsche Automobil Holding 2.75%	1,818	153,110
Sartorius 0.57%	158	29,362
Sixt 3.79%	686	26,601
STO 17.65%	44	6,904
Villeroy & Boch 3.04%	830	12,487

LVIP Dimensional International Core Equity Fund—32

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Germany (continued)
Volkswagen 2.49%	2,640	$611,967

Total Preferred Stock (Cost $1,176,222)		1,092,050

ΔRIGHTS–0.01%
Finland–0.00%
Citycon, exercise price EUR 2.50, expiration date 7/7/15	6,871	754

		754

Singapore–0.00%
†@Ezra Holdings, exercise price SGD 0.11, expiration date 7/20/15	90,440	4,433
†@Jardine Cycle & Carriage, exercise price SGD 26, expiration date 7/15/15	189	996

		5,429

Spain–0.01%
†Acerinox	7,005	3,115
†Repsol	11,574	5,998
†Sacyr	17,237	1,959

	Number of Shares	Value (U.S. $)

ΔRIGHTS (continued)
Spain (continued)
†Zardoya Otis	2,653	$1,156

		12,228

Total Rights (Cost $9,644)		18,411

ΔWARRANT–0.00%

■Hong Kong–0.00%
Marimar Hotel & Investment	2,000	103

Total Warrant (Cost $0)		103

MONEY MARKET FUND–1.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,296,729	2,296,729

Total Money Market Fund (Cost $2,296,729)		2,296,729

TOTAL VALUE OF SECURITIES–99.53% (Cost $227,109,966)	221,279,112
ê RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	1,052,797

NET ASSETS APPLICABLE TO 22,788,270 SHARES OUTSTANDING–100.00%	$222,331,909

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($220,541,321 / 22,604,672 Shares)	$9.756

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($1,790,588 / 183,598 Shares)	$9.753

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$227,414,400
Undistributed net investment income	1,086,731
Accumulated net realized loss on investments	(335,212)
Net unrealized appreciation of investments and derivatives	(5,834,010)

Total net assets	$222,331,909

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $116,871, which represents 0.05% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 and 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

ê	Includes $24 payable for fund shares redeemed and $1,185,976 payable for securities purchased as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $15,892, which represents 0.01% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

☐ Securities listed and traded on the Hong Kong Stock Exchange.

LVIP Dimensional International Core Equity Fund—33

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2015:1

Foreign Curency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	96,116	USD	(73,433)	7/1/15	$696
BNYM	AUD	73,427	USD	(56,352)	7/2/15	275
BNYM	CAD	126,664	USD	(101,853)	7/2/15	(461)
BNYM	CHF	10,227	USD	(11,051)	7/1/15	(112)
BNYM	DKK	35,000	USD	(5,281)	7/1/15	(53)
BNYM	EUR	99,474	USD	(111,939)	7/1/15	(1,079)
BNYM	GBP	205,120	USD	(323,078)	7/1/15	(817)
BNYM	HKD	412,935	USD	(53,262)	7/2/15	10
BNYM	JPY	7,894,987	USD	(63,704)	7/1/15	830
BNYM	JPY	10,970,000	USD	(89,531)	7/2/15	139
BNYM	NZD	27,403	USD	(18,711)	7/1/15	(142)
BNYM	SEK	514,953	USD	(62,740)	7/1/15	(642)
BNYM	SGD	18,277	USD	(13,567)	7/2/15	5

						$(1,351)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CDI–Chess Depository Interest

CHF–Swiss Franc

CVA–Dutch Certificate

DKK–Danish Krone

EUR–Euro

FDR–Fiduciary Depositary Receipt

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

NZD–New Zealand Dollar

ScpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

SEK–Swedish Krona

SGD–Singapore Dollar

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund—34

LVIP Dimensional International Core Equity Fund

Statement of Operations

May 1, 2015* to June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$1,465,264
Foreign tax withheld	(131,406)

1,333,858

EXPENSES:
Management fees	284,602
Pricing fees	34,583
Accounting and administration expenses	7,899
Professional fees	7,849
Reports and statements to shareholders	3,435
Custodian fees	3,107
Trustees’ fees and expenses	389
Distribution fees-Service Class	178
Other	93

342,135
Less management fees waived	(77,617)
Less expenses reimbursed	(17,391)

Total operating expenses	247,127

NET INVESTMENT INCOME	1,086,731

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(706,129)
Foreign currencies	(197,776)
Foreign currency exchange contracts	134,690
Futures contracts	434,003

Net realized loss	(335,212)

Net change in unrealized appreciation (depreciation) of:
Investments	(5,830,854)
Foreign currencies	(1,805)
Foreign currency exchange contracts	(1,351)

Net change in unrealized appreciation (depreciation)	(5,834,010)

NET REALIZED AND UNREALIZED LOSS	(6,169,222)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,082,491)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund

Statement of Changes in Net Assets

5/1/15*
to
6/30/15
(unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,086,731
Net realized loss	(335,212)
Net change in unrealized appreciation (depreciation)	(5,834,010)

Net decrease in net assets resulting from operations	(5,082,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	247,025,802
Service Class	2,103,824

249,129,626

Cost of shares redeemed:
Standard Class	(21,433,580)
Service Class	(281,646)

(21,715,226)

Increase in net assets derived from capital share transactions	227,414,400

NET INCREASE IN NET ASSETS	222,331,909
NET ASSETS:
Beginning of period	—

End of period	$222,331,909

Undistributed net investment income	$1,086,731

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund—35

LVIP Dimensional International Core Equity Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Dimensional International Core Equity Fund
	Standard Class 5/1/15[1] to 6/30/15 (unaudited)	Service Class 5/1/15[1] to 6/30/15 (unaudited)
Net asset value, beginning of period	$ 10.000	$ 10.000

Income (loss) from investment operations:
Net investment income[2]	0.048	0.044
Net realized and unrealized loss	(0.292)	(0.291)
Total from investment operations	(0.244)	(0.247)

Net asset value, end of period	$ 9.756	$ 9.753

Total return[3]	(2.43%)	(2.47%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220,541	$ 1,791
Ratio of expenses to average net assets	0.65%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	1.15%
Ratio of net investment income to average net assets	2.87%	2.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.62%	2.37%
Portfolio turnover	101%	101%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 Series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period May 1, 2015* through June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2015* through June 30, 2015.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.17% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses exceed 0.68% of average daily net assets for the Standard Class and 0.93% for the Service Class. This agreement will continue through at least April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

For the period May 1, 2015* through June 30, 2015, LIAC voluntarily waived $13,107 to offset certain costs in connection with the Fund’s commencement of operations.

Dimensional Fund Advisors LP (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the sub-adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2015* through June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$827
Legal	227

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $333 for the period May 1, 2015* through June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$17,391
Management fees payable to LIAC	105,966
Distribution fees payable to LFD	153
Printing and mailing fees payable to Lincoln Life	333

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

* Date of commencement of operations.

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

3. Investments

For the period May 1, 2015* through June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$438,016,927
Sales	212,803,584

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$227,109,966

Aggregate unrealized appreciation	$6,083,531
Aggregate unrealized depreciation	(11,914,385)

Net unrealized depreciation	$(5,830,854)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Common Stock
Australia	$14,111,468	$—	$—	$14,111,468
Austria	948,829	—	—	948,829
Belgium	3,215,587	—	—	3,215,587
Canada	18,369,533	—	—	18,369,533
China	10,566	—	—	10,566
Denmark	3,529,170	—	—	3,529,170
Finland	3,695,034	—	—	3,695,034
France	15,111,232	—	—	15,111,232
Germany	13,809,589	—	—	13,809,589
Hong Kong	6,584,939	40,638	—	6,625,577
Ireland	1,236,699	—	—	1,236,699
Israel	1,262,242	—	—	1,262,242
Italy	5,845,885	—	—	5,845,885
Japan	51,063,339	—	—	51,063,339
Netherlands	5,774,204	—	—	5,774,204
New Zealand	963,006	—	—	963,006
Norway	1,691,259	—	—	1,691,259
Portugal	583,812	—	—	583,812
Singapore	2,962,851	—	—	2,962,851
Spain	5,908,335	—	—	5,908,335
Sweden	6,145,315	—	—	6,145,315
Switzerland	14,438,582	—	—	14,438,582
United Kingdom	40,558,284	—	—	40,558,284
United States	11,421	—	—	11,421
Preferred Stock	1,092,050	—	—	1,092,050
Rights	12,228	754	5,429	18,411
Money Market Fund	2,296,729	—	—	2,296,729
Warrants	—	—	103	103

Total	$221,232,188	$41,392	$5,532	$221,279,112

Foreign Currency Exchange Contracts	$—	$(1,351)	$—	$(1,351)

During the period May 1, 2015* through June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/15*
to
6/30/15
Shares sold:
Standard Class	24,698,397
Service Class	211,913

24,910,310

Shares redeemed:
Standard Class	(2,093,725)
Service Class	(28,315)

(2,122,040)

Net increase	22,788,270

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2015.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$1,955	Receivables and other assets net of liabilities	$(3,306)

The effect of derivative instruments on the Statement of Operation for the period May 1, 2015* through June 30, 2015 was as follows:

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$134,690	$(1,351)
Equity contracts (Futures contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	434,003	—
Total		$568,693	$(1,351)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2015* through June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2015* through June 30, 2015

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$553,730	$120,042
Futures contracts (average notional value)	1,843,859	—
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

		Gross Value
	Gross Value of	of Derivative
Counterparty	Derivative Asset	Liability	Net Position
BNY Mellon	$1,955	$(3,306)	$(1,351)

		Fair Value of		Fair Value of
		Non Cash		Non Cash	Cash
		Collateral	Cash Collateral	Collateral	Collateral
Counterparty	Net Position	Received	Received	Pledged	Pledged	Net Amount(a)
BNY Mellon	$(1,351)	$—	$—	$—	$—	$(1,351)

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

* Date of commencement of operations.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund

Other Fund Information (unaudited)

On December 9, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met and considered, among other things, the organization and offering of the LVIP Dimensional International Core Equity Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser and an investment sub-advisory agreement between LIAC and Dimensional Fund Advisors LP (“Dimensional”) on behalf of the Dimensional Fund (the “Sub-Advisory Agreement”).

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”), and Dimensional prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life, and Dimensional provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of Dimensional, in investment strategies similar to the Fund, advisory fees and the estimated expense ratios of the Fund as compared to the medium, high, average and low fees and expense ratios of funds in a Morningstar peer group, information about the sub-advisory fees, estimated profitability and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and Lincoln Life and LIAC employees to consider the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement and Sub-Advisory Agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement and the Sub-Advisory Agreement.

In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC for the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff.

The Board also considered that Lincoln Life would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of Lincoln Life would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. For the Fund, the Board considered information provided by management regarding the Morningstar US Ins Foreign Large Value funds peer group. The Board reviewed the Fund’s proposed advisory fee of 0.75% and noted that it was the same as the median advisory fee of the Morningstar peer group. The Board considered that LIAC had implemented an advisory fee waiver and expense limitation for the Fund through April 30, 2016. In light of the nature, quality and extent of services to be provided by LIAC, the Board concluded that the Fund’s investment management fee was reasonable.

Performance. With respect to performance, the Board considered that the Fund had not yet commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated profitability of LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated costs.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund.

Fallout Benefits. The Board reviewed materials provided by LIAC and Lincoln Life as to benefits LIAC and its affiliates may receive because of its relationship with the Funds, including the Fund. Lincoln Life Insurance Companies receive 12b-1 fees which are then paid out in commissions to registered representatives who sell registered annuity and life products. These 12b-1 fees are paid by the Funds through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Funds. Lincoln Life serves as the administrator for the Funds for which it is separately reimbursed. The Board also noted that the Lincoln Life Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Funds by the Lincoln Life Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Funds when it bargains together with the Funds for certain services. Initial premiums received by Lincoln Life Insurance Companies are credited with interest until the policy is issued and the premium allocated to the Funds, and subsequently received premiums are allocated to the Funds as received.

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund

Other Fund Information (continued)

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services to be provided by Dimensional under the Sub-Advisory Agreement. The Board reviewed the services to be provided by Dimensional, the backgrounds of the investment professionals at Dimensional and the reputation, resources and investment approach of Dimensional. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services to be provided by Dimensional were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-advisory Fees. With respect to the sub-advisory fee to be paid to Dimensional, the Board considered that the rate of the proposed sub-advisory fee, which includes a breakpoint for the Dimensional Fund, was negotiated between LIAC and Dimensional and concluded the proposed sub-advisory fee was reasonable.

Profitability, Economies of Scale and Fallout Benefits. The Board considered that the Fund had not commenced operations and had no assets. The Board noted that the sub-advisory fee schedule was negotiated between LIAC and Dimensional. The Board reviewed materials provided by Dimensional and noted that Dimensional expects to receive benefits from its relationship with the Funds associated with a general increase in assets under management.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the Advisory Agreement and the Sub-Advisory Agreement are fair and reasonable and that approval of each Agreement is in the best interests of the Fund.

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional U.S. Core Equity 2 Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Dimensional U.S. Core Equity 2 Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling
1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2015* to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015* to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual*
Standard Class Shares	$1,000.00	$999.10	0.46%	$0.77
Service Class Shares	1,000.00	998.70	0.71%	1.19
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,021.27	0.71%	3.56

*

The Fund commenced operations on May 1, 2015. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.35%
Aerospace & Defense	2.09%
Air Freight & Logistics	0.84%
Airlines	0.75%
Auto Components	1.00%
Automobiles	0.69%
Banks	7.14%
Beverages	0.95%
Biotechnology	1.58%
Building Products	0.52%
Capital Markets	2.24%
Chemicals	2.50%
Commercial Services & Supplies	1.45%
Communications Equipment	1.46%
Construction & Engineering	0.58%
Construction Materials	0.19%
Consumer Finance	0.93%
Containers & Packaging	0.81%
Distributors	0.19%
Diversified Consumer Services	0.45%
Diversified Financial Services	0.90%
Diversified Telecommunication Services	2.15%
Electric Utilities	0.85%
Electrical Equipment	0.69%
Electronic Equipment, Instruments & Components	1.58%
Energy Equipment & Services	1.72%
Food & Staples Retailing	1.79%
Food Products	2.11%
Gas Utilities	0.40%
Health Care Equipment & Supplies	2.09%
Health Care Providers & Services	3.71%
Health Care Technology	0.19%
Hotels, Restaurants & Leisure	2.39%
Household Durables	1.07%
Household Products	1.03%
Independent Power & Renewable Electricity Producers	0.23%
Industrial Conglomerates	1.34%
Insurance	4.39%
Internet & Catalog Retail	0.94%
Internet Software & Services	1.78%
IT Services	3.00%
Leisure Products	0.22%
Life Sciences Tools & Services	0.61%
Machinery	3.12%
Marine	0.15%
Media	3.46%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.93%
Multiline Retail	0.73%
Multi-Utilities	0.54%
Oil, Gas & Consumable Fuels	7.39%
Paper & Forest Products	0.35%
Personal Products	0.15%
Pharmaceuticals	3.67%
Professional Services	0.75%
Real Estate Investment Trusts	0.00%
Real Estate Management & Development	0.18%
Road & Rail	1.46%
Semiconductors & Semiconductor Equipment	2.88%
Software	2.68%
Specialty Retail	3.33%
Technology Hardware, Storage & Peripherals	3.07%
Textiles, Apparel & Luxury Goods	1.05%
Thrifts & Mortgage Finance	0.49%
Tobacco	0.54%
Trading Companies & Distributors	0.56%
Transportation Infrastructure	0.01%
Water Utilities	0.10%
Wireless Telecommunication Services	0.22%
Rights	0.00%
Money Market Fund	1.01%
Total Value of Securities	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	1.95%
Exxon Mobil	1.73%
Wells Fargo	1.07%
AT&T	0.99%
Johnson & Johnson	0.89%
Intel	0.88%
Pfizer	0.87%
Microsoft	0.81%
General Electric	0.78%
Comcast Class A	0.77%
Total	10.74%

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.35%
Aerospace & Defense–2.09%
AAR	3,220	$102,621
†Aerojet Rocketdyne Holdings	1,726	35,573
†Aerovironment	1,176	30,670
†Astronics	1,239	87,833
†Astronics Class B	245	17,273
B/E Aerospace	2,717	149,163
Boeing	6,719	932,060
Cubic	1,206	57,381
Curtiss-Wright	3,458	250,498
†DigitalGlobe	5,950	165,351
†Ducommun	1,095	28,109
Engility Holdings	485	12,203
†Esterline Technologies	2,233	212,894
General Dynamics	3,359	475,937
HEICO	690	40,227
HEICO Class A	733	37,214
Honeywell International	6,959	709,609
Huntington Ingalls Industries	2,199	247,585
†KLX	1,361	60,061
†Kratos Defense & Security Solutions	2,339	14,736
L-3 Communications Holdings	2,610	295,922
Lockheed Martin	2,336	434,262
†Moog Class A	2,011	142,137
Northrop Grumman	2,092	331,854
Orbital ATK	3,742	274,513
Precision Castparts	2,370	473,692
Raytheon	3,651	349,328
Rockwell Collins	1,846	170,478
†Sparton	651	17,785
†Spirit AeroSystems Holdings Class A	1,161	63,983
†TASER International	4,538	151,161
†Teledyne Technologies	1,937	204,373
Textron	7,903	352,711
†TransDigm Group	585	131,432
Triumph Group	2,814	185,696
United Technologies	10,902	1,209,359

		8,455,684

Air Freight & Logistics–0.84%
†Air Transport Services Group	7,663	80,385
AMERCO	2,124	694,357
†Atlas Air Worldwide Holdings	3,575	196,482
†Echo Global Logistics	1,673	54,640
Expeditors International of Washington	1,597	73,630
FedEx	7,150	1,218,360
Forward Air	2,360	123,334
Park-Ohio Holdings	841	40,755
Robinson (C.H.) Worldwide	1,854	115,671
United Parcel Service Class B	6,083	589,504
†UTi Worldwide	4,073	40,689

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
†XPO Logistics	3,446	$155,690

		3,383,497

Airlines–0.75%
Alaska Air Group	5,649	363,965
Allegiant Travel	776	138,035
American Airlines Group	6,085	243,004
Copa Holdings Class A	1,676	138,421
Delta Air Lines	9,612	394,861
†Hawaiian Holdings	7,398	175,703
†JetBlue Airways	33,442	694,256
†Republic Airways Holdings	4,621	42,421
SkyWest	7,959	119,703
Southwest Airlines	11,479	379,840
†Spirit Airlines	2,761	171,458
†United Continental Holdings	3,315	175,728

		3,037,395

Auto Components–1.00%
Allison Transmission Holdings	11,528	337,309
†American Axle & Manufacturing Holdings	5,166	108,021
Autoliv	2,507	292,692
BorgWarner	7,503	426,471
Cooper Tire & Rubber	4,784	161,843
†Cooper-Standard Holding	690	42,414
Dana Holding	12,329	253,731
Delphi Automotive	2,953	251,271
†Dorman Products	1,605	76,494
Drew Industries Holdings	2,005	116,330
†Federal-Mogul Class A	4,366	49,554
Gentex	13,659	224,281
†Gentherm	3,095	169,946
Goodyear Tire & Rubber	9,818	296,013
Johnson Controls	7,567	374,794
Lear	2,644	296,815
†Modine Manufacturing	5,032	53,993
†Motorcar Parts of America	1,202	36,168
Remy International	640	14,150
Standard Motor Products	2,998	105,290
†Stoneridge	1,066	12,483
Superior Industries International	2,449	44,841
†Tenneco	1,544	88,687
†Tower International	1,192	31,052
†Visteon	1,877	197,047

		4,061,690

Automobiles–0.69%
Ford Motor	96,802	1,452,998
General Motors	27,927	930,807
Harley-Davidson	3,412	192,266
†Tesla Motors	117	31,386
Thor Industries	2,561	144,133

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Winnebago Industries	2,329	$54,941

		2,806,531

Banks–7.14%
1st Source	2,427	82,809
Ameris Bancorp	1,804	45,623
Arrow Financial	559	15,110
Associated Banc-Corp	9,477	192,099
BancFirst	1,077	70,490
†Bancorp	1,250	11,600
BancorpSouth	5,858	150,902
Bank of America	125,152	2,130,087
Bank of Hawaii	2,043	136,227
Bank of Marin Bancorp	51	2,594
Bank of the Ozarks	3,391	155,138
BankUnited	4,885	175,518
Banner	2,052	98,352
BB&T	7,354	296,440
BBCN Bancorp	6,829	101,001
Berkshire Hills Bancorp	1,492	42,492
BNC Bancorp	1,081	20,896
BOK Financial	2,443	169,984
Boston Private Financial Holdings	7,166	96,096
Bryn Mawr Bank	856	25,817
Camden National	351	13,584
†Capital Bank Financial	563	16,366
Cardinal Financial	2,443	53,233
†Cascade Bancorp	1,302	6,744
Cathay General Bancorp	7,073	229,519
Central Pacific Financial	1,457	34,604
Chemical Financial	2,826	93,428
CIT Group	3,062	142,352
Citigroup	37,601	2,077,079
City Holding	1,222	60,183
CoBiz Financial	1,078	14,089
Columbia Banking System	5,156	167,776
Comerica	4,241	217,648
Commerce Bancshares	4,239	198,258
Community Bank System	3,270	123,508
Community Trust Bancorp	1,622	56,559
ConnectOne Bancorp	692	14,899
Cullen/Frost Bankers	2,376	186,706
†Customers Bancorp	1,154	31,031
CVB Financial	6,226	109,640
†Eagle Bancorp	971	42,685
East West Bancorp	7,882	353,271
Fidelity Southern	103	1,796
Fifth Third Bancorp	20,443	425,623
†First BanCorp (Puerto Rico)	10,810	52,104
First Busey	4,479	29,427
First Citizens BancShares Class A	406	106,794
First Commonwealth Financial	8,614	82,608

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Financial	910	$32,542
First Financial Bancorp	5,061	90,794
First Financial Bankshares	1,287	44,582
First Horizon National	10,615	166,337
First Interstate BancSystem	1,814	50,320
First Merchants	3,872	95,638
First Midwest Bancorp	7,092	134,535
†First NBC Bank Holding	871	31,356
First Niagara Financial Group	15,416	145,527
First Republic Bank	3,066	193,250
FirstMerit	8,230	171,431
Flushing Financial	2,438	51,222
FNB	15,011	214,958
Fulton Financial	14,676	191,669
German American Bancorp	700	20,615
Glacier Bancorp	5,346	157,279
Great Southern Bancorp	693	29,203
Guaranty Bancorp	800	13,208
Hancock Holding	4,728	150,870
Hanmi Financial	3,094	76,855
Heartland Financial USA	993	36,959
Heritage Financial	22	393
†Hilltop Holdings	9,429	227,145
Home BancShares	2,991	109,351
Huntington Bancshares	23,939	270,750
IBERIABANK	3,061	208,852
@Independent Bank (Massachusetts)	1,793	84,074
International Bancshares	5,724	153,804
Investors Bancorp	15,300	188,190
JPMorgan Chase	45,688	3,095,819
†Kearny Financial	1,184	13,213
KeyCorp	13,715	205,999
Lakeland Bancorp	378	4,494
Lakeland Financial	1,400	60,718
LegacyTexas Financial Group	3,246	98,029
M&T Bank	2,769	345,931
MainSource Financial Group	1,680	36,876
MB Financial	6,557	225,823
Metro Bancorp	1,413	36,936
National Bank Holdings Class A	857	17,851
National Penn Bancshares	12,187	137,469
NBT Bancorp	3,452	90,339
OFG Bancorp	4,060	43,320
Old National Bancorp	9,906	143,241
PacWest Bancorp	4,667	218,229
Park National	485	42,374
Peoples Bancorp	620	14,471
People’s United Financial	13,822	224,055
Pinnacle Financial Partners	3,498	190,186
PNC Financial Services Group	6,297	602,308
†Popular	4,510	130,159
PrivateBancorp	4,833	192,450

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Prosperity Bancshares	2,634	$152,087
Regions Financial	32,006	331,582
Renasant	2,394	78,044
Republic Bancorp Class A	900	23,130
S&T Bancorp	2,682	79,360
Sandy Spring Bancorp	2,108	58,982
†Signature Bank	1,135	166,153
Simmons First National Class A	1,631	76,135
South State	1,651	125,459
Southside Bancshares	1,371	40,074
Southwest Bancorp	1,568	29,180
State Bank Financial	1,266	27,472
Sterling Bancorp	8,202	120,569
Stock Yards Bancorp	591	22,334
SunTrust Banks	5,335	229,512
Susquehanna Bancshares	25,623	361,797
†SVB Financial Group	969	139,517
Synovus Financial	7,111	219,161
Talmer Bancorp Class A	3,242	54,303
TCF Financial	10,316	171,349
†Texas Capital Bancshares	2,331	145,081
Tompkins Financial	957	51,410
TriCo Bancshares	1,330	31,987
Trustmark	5,284	131,994
U.S. Bancorp	27,803	1,206,650
UMB Financial	2,515	143,405
Umpqua Holdings	12,950	232,971
Union Bankshares	4,115	95,633
United Bankshares	4,061	163,374
United Community Banks	4,216	87,988
Valley National Bancorp	10,137	104,512
Washington Trust Bancorp	1,005	39,677
Webster Financial	6,167	243,905
Wells Fargo	76,900	4,324,856
WesBanco	3,655	124,343
West Bancorporation	758	15,039
Westamerica Bancorporation	915	46,345
†Western Alliance Bancorp	5,873	198,272
Wilshire Bancorp	6,221	78,571
Wintrust Financial	3,908	208,609
Zions Bancorporation	8,313	263,813

		28,917,423

Beverages–0.95%
†Boston Beer Class A	223	51,734
Brown-Forman Class B	1,948	195,151
Coca-Cola	38,199	1,498,547
Coca-Cola Bottling Consolidated	632	95,476
Coca-Cola Enterprises	3,922	170,372
Constellation Brands Class A	2,120	245,962
Dr Pepper Snapple Group	2,398	174,814
Molson Coors Brewing Class B	3,356	234,282

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages (continued)
†National Beverage	1,989	$44,733
PepsiCo	12,095	1,128,947

		3,840,018

Biotechnology–1.58%
†ACADIA Pharmaceuticals	1,138	47,659
†Acorda Therapeutics	2,504	83,458
†Agios Pharmaceuticals	512	56,904
†Alexion Pharmaceuticals	821	148,412
†Alkermes	437	28,117
†Alnylam Pharmaceuticals	447	53,582
†AMAG Pharmaceuticals	989	68,300
Amgen	5,812	892,258
†Anacor Pharmaceuticals	300	23,229
†Biogen	2,407	972,284
†BioMarin Pharmaceutical	670	91,643
†Bluebird Bio	317	53,373
†Celgene	5,660	655,060
†Cepheid	722	44,150
†Dyax	1,518	40,227
†Emergent BioSolutions	2,613	86,098
Gilead Sciences	12,167	1,424,512
†Incyte	1,749	182,263
†Insys Therapeutics	1,480	53,162
†Intercept Pharmaceuticals	100	24,138
†Intrexon	817	39,870
†Isis Pharmaceuticals	497	28,602
†Ligand Pharmaceuticals Class B	1,378	139,040
†Medivation	981	112,030
†Momenta Pharmaceuticals	2,972	67,791
†Myriad Genetics	2,429	82,562
†Neurocrine Biosciences	714	34,101
†OPKO Health	5,391	86,687
PDL BioPharma	8,018	51,556
†Puma Biotechnology	134	15,645
†Receptos.	178	33,829
†Regeneron Pharmaceuticals	553	282,102
†Repligen	2,897	119,559
†Seattle Genetics	957	46,319
†Ultragenyx Pharmaceutical	300	30,717
†United Therapeutics	765	133,072
†Vertex Pharmaceuticals	630	77,792
†ZIOPHARM Oncology	133	1,590

		6,411,693

Building Products–0.52%
AAON	2,821	63,529
Allegion	626	37,648
†American Woodmark	1,352	74,157
Apogee Enterprises	1,658	87,277
†Armstrong World Industries	3,052	162,611
†Builders FirstSource	2,966	38,083

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Continental Building Products	1,798	$38,100
Fortune Brands Home & Security	2,990	137,002
†Gibraltar Industries	3,765	76,693
Griffon	5,466	87,019
Insteel Industries	623	11,650
Lennox International	1,391	149,797
Masco	5,169	137,857
†NCI Building Systems	1,500	22,605
Owens Corning	6,588	271,755
†Patrick Industries	1,234	46,954
†PGT	3,298	47,854
†Ply Gem Holdings	1,632	19,241
Quanex Building Products	3,600	77,148
Simpson Manufacturing	2,913	99,042
Smith (A.O.)	2,207	158,860
†Trex	2,239	110,674
Universal Forest Products	1,817	94,539
†USG	2,086	57,970

		2,108,065

Capital Markets–2.24%
†Affiliated Managers Group	1,630	356,318
Ameriprise Financial	2,001	249,985
Artisan Partners Asset Management	1,094	50,827
Bank of New York Mellon	14,075	590,728
BlackRock	1,256	434,551
Cohen & Steers	1,707	58,175
†Cowen Group Class A	7,899	50,554
Diamond Hill Investment Group	200	39,932
†E*TRADE Financial	8,783	263,051
Eaton Vance	3,445	134,803
Evercore Partners Class A	2,171	117,147
Federated Investors Class B	3,233	108,273
Financial Engines	537	22,812
Franklin Resources	7,421	363,852
Goldman Sachs Group	6,692	1,397,223
Greenhill	1,915	79,147
HFF Class A	3,047	127,151
†Howard Hughes	1,802	258,659
Interactive Brokers Group	3,300	137,148
†INTL. FCStone	1,004	33,373
Invesco	8,806	330,137
Investment Technology Group	2,842	70,482
Janus Capital Group	8,365	143,209
†KCG Holdings	2,741	33,797
Legg Mason	5,362	276,304
LPL Financial Holdings	5,956	276,894
Morgan Stanley	17,737	688,018
Northern Trust	4,789	366,167
NorthStar Asset Management Group	1,746	32,284
†Piper Jaffray	1,335	58,259
Raymond James Financial	3,085	183,804

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
†Realogy Holdings	3,782	$176,695
†Safeguard Scientifics	1,565	30,455
Schwab (Charles)	10,395	339,397
SEI Investments	2,082	102,080
State Street	4,152	319,704
†Stifel Financial	2,942	169,871
T. Rowe Price Group	2,645	205,596
TD Ameritrade Holding	2,514	92,565
Waddell & Reed Financial Class A	3,757	177,744
Westwood Holdings Group	439	26,151
WisdomTree Investments	5,289	116,173

		9,089,495

Chemicals–2.50%
Air Products & Chemicals	2,081	284,743
Airgas	2,579	272,807
Albemarle	1,503	83,071
American Vanguard	1,093	15,083
Ashland	1,094	133,359
Axiall	5,154	185,802
Balchem	1,790	99,739
Cabot	3,431	127,942
Calgon Carbon	4,697	91,028
Celanese Class A	4,143	297,799
CF Industries Holdings	11,510	739,863
†Chemtura	5,295	149,901
Cytec Industries	3,840	232,435
Dow Chemical	12,607	645,100
duPont (E.I.) deNemours	8,785	561,801
Eastman Chemical	3,736	305,680
Ecolab	3,614	408,635
†Flotek Industries	3,850	48,241
FMC	1,395	73,307
Fuller (H.B.)	3,026	122,916
FutureFuel	1,218	15,676
†Grace (W.R.)	915	91,775
Hawkins	465	18,781
Huntsman	14,346	316,616
Innophos Holdings	1,829	96,279
Innospec	2,309	103,997
International Flavors & Fragrances	844	92,241
KMG Chemicals	360	9,158
Koppers Holdings	1,378	34,064
†Kraton Performance Polymers	3,508	83,771
Kronos Worldwide	1,517	16,626
†LSB Industries	2,413	98,547
LyondellBasell Industries Class A	4,353	450,623
Minerals Technologies	2,072	141,165
Monsanto	4,103	437,339
Mosaic	10,173	476,605
NewMarket	200	88,778
Olin	7,037	189,647

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
OM Group	2,759	$92,702
†OMNOVA Solutions	100	749
†Platform Specialty Products	7,304	186,836
PolyOne	2,823	110,577
PPG Industries	2,844	326,264
Praxair	3,235	386,744
Quaker Chemical	1,025	91,061
RPM International	2,132	104,404
Schulman (A.)	2,962	129,499
Scotts Miracle-Gro Class A	2,026	119,959
Sensient Technologies	1,825	124,721
Sherwin-Williams	810	222,766
Sigma-Aldrich	1,025	142,834
Stepan	1,352	73,157
Tredegar	2,794	61,775
Tronox	4,859	71,087
Valspar	1,019	83,375
Westlake Chemical	2,296	157,483

		10,126,933

Commercial Services & Supplies–1.45%
ABM Industries	4,445	146,107
†ACCO Brands	9,999	77,692
ADT	12,827	430,602
Aramark	7,910	244,973
†ARC Document Solutions	3,148	23,956
Brady Class A	1,701	42,083
Brink’s	3,255	95,795
†Casella Waste Systems	2,159	12,112
CEB	1,513	131,722
Cintas	1,589	134,414
†Clean Harbors	3,756	201,847
†Copart	3,739	132,660
Covanta Holding	11,150	236,269
Deluxe	2,523	156,426
Donnelley (R.R.) & Sons	9,070	158,096
Ennis	2,012	37,403
G&K Services Class A	1,984	137,174
Herman Miller	3,117	90,175
HNI	2,107	107,773
Interface Class A	5,476	137,174
KAR Auction Services	6,471	242,015
Kimball International Class B	2,553	31,044
Knoll	3,987	99,795
Matthews International Class A	2,086	110,850
McGrath RentCorp	2,654	80,761
Mobile Mini	3,866	162,527
MSA Safety	1,880	91,199
Multi-Color	1,469	93,840
†NL Industries	2,090	15,487
Pitney Bowes	5,057	105,236
Quad Graphics	1,620	29,986

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Republic Services	10,350	$405,409
Rollins	6,012	171,522
Sabre	1,607	38,247
†SP Plus	773	20,183
Steelcase Class A	4,506	85,208
†Stericycle	712	95,344
†Team	1,881	75,710
Tetra Tech	5,080	130,251
†TRC	1,726	17,519
Tyco International	2,807	108,013
UniFirst	1,143	127,845
US Ecology	1,771	86,283
Viad	1,821	49,367
†Volt Information Sciences	1,104	10,720
Waste Connections	7,312	344,541
Waste Management	5,193	240,696
West	2,843	85,574

		5,889,625

Communications Equipment–1.46%
ADTRAN	4,836	78,585
Alliance Fiber Optic Products	31	575
†ARRIS Group	9,977	305,296
Black Box	1,723	34,460
Brocade Communications Systems	21,877	259,899
†CalAmp	2,470	45,102
†Calix	1,924	14,642
†Ciena	4,991	118,187
Cisco Systems	80,921	2,222,091
†CommScope Holding	10,349	315,748
Comtech Telecommunications	1,478	42,936
†Digi International	1,498	14,306
†F5 Networks	749	90,142
†Finisar	6,166	110,186
†Harmonic	11,244	76,797
Harris	2,303	177,124
†Infinera	7,350	154,203
InterDigital	2,627	149,450
†Ixia	5,519	68,656
Juniper Networks	5,056	131,304
Motorola Solutions	1,201	68,865
†NETGEAR	3,150	94,563
†Palo Alto Networks	243	42,452
Plantronics	1,572	88,519
†Polycom	9,208	105,340
QUALCOMM	15,115	946,652
†Ruckus Wireless	2,170	22,438
†Sonus Networks	1,600	11,072
†ViaSat	2,134	128,595

		5,918,185

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.58%
†AECOM	7,248	$239,764
†Aegion	3,394	64,282
Argan	533	21,496
Chicago Bridge & Iron	6,281	314,301
Comfort Systems USA	3,657	83,928
†Dycom Industries	4,476	263,413
EMCOR Group	3,628	173,310
Fluor	4,595	243,581
†Furmanite	1,692	13,739
Granite Construction	2,683	95,273
†Great Lakes Dredge & Dock	6,527	38,901
†Jacobs Engineering Group	5,459	221,745
KBR	3,095	60,291
†MasTec	2,510	49,874
†MYR Group	2,056	63,654
†Northwest Pipe	539	10,979
Primoris Services	3,369	66,706
†Quanta Services	8,340	240,359
†Tutor Perini	4,454	96,117

		2,361,713

Construction Materials–0.19%
Eagle Materials	2,522	192,504
†Headwaters	5,720	104,218
Martin Marietta Materials	1,148	162,453
United States Lime & Minerals	277	16,099
†US Concrete	1,082	40,997
Vulcan Materials	3,204	268,912

		785,183

Consumer Finance–0.93%
†Ally Financial	1,562	35,036
American Express	8,894	691,242
Capital One Financial	10,027	882,075
Cash America International	2,524	66,104
†Credit Acceptance	708	174,295
Discover Financial Services	10,458	602,590
†Encore Capital Group	2,356	100,695
†Enova International	1,443	26,955
†Ezcorp Class A	2,772	20,596
†First Cash Financial Services	989	45,088
†Green Dot Class A	3,145	60,132
Navient	13,433	244,615
Nelnet Class A	2,851	123,477
†PRA Group	2,422	150,915
†Santander Consumer USA Holdings	5,701	145,775
†SLM	20,372	201,072
†Springleaf Holdings	3,399	156,048
†World Acceptance	950	58,435

		3,785,145

Containers & Packaging–0.81%
†AEP Industries	578	31,906

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
AptarGroup	3,740	$238,500
Avery Dennison	4,247	258,812
Ball	2,122	148,858
Bemis	6,589	296,571
†Berry Plastics Group	3,144	101,866
†Crown Holdings	1,234	65,291
Graphic Packaging Holding	27,077	377,183
Greif Class A	1,360	48,756
MeadWestvaco	5,732	270,493
Myers Industries	3,539	67,241
†Owens-Illinois	10,109	231,900
Packaging Corp of America	2,731	170,660
Rock-Tenn Class A	5,493	330,679
Sealed Air	3,030	155,681
Silgan Holdings	4,352	229,612
Sonoco Products	6,415	274,947

		3,298,956

Distributors–0.19%
Core-Mark Holding	1,841	109,079
Essendant	2,744	107,702
Genuine Parts	1,869	167,332
†LKQ	7,627	230,679
Pool	1,692	118,745
Weyco Group	507	15,119

		748,656

Diversified Consumer Services–0.45%
†American Public Education	1,300	33,436
†Apollo Education Group Class A	3,529	45,454
†Ascent Capital Group Class A	345	14,745
Block (H&R)	3,451	102,322
†Bright Horizons Family Solutions	2,312	133,634
Capella Education	909	48,786
Carriage Services	1,816	43,366
DeVry Education Group	5,628	168,727
Graham Holdings	198	212,860
†Grand Canyon Education	2,806	118,974
†Houghton Mifflin Harcourt	6,417	161,708
†K12	1,103	13,953
†Regis	4,943	77,902
Service Corp International	14,561	428,530
Sotheby’s	3,611	163,362
†Steiner Leisure	454	24,416
†Strayer Education	400	17,240

		1,809,415

Diversified Financial Services–0.90%
†Berkshire Hathaway Class B	11,005	1,497,891
CBOE Holdings	2,443	139,788
CME Group	4,311	401,182
GAIN Capital Holdings	680	6,501
Intercontinental Exchange	1,105	247,089

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
Leucadia National	6,131	$148,861
MarketAxess Holdings	1,355	125,703
Marlin Business Services	729	12,306
McGraw-Hill Financial	2,799	281,160
Moody’s	1,246	134,518
MSCI	1,508	92,817
NASDAQ OMX Group	4,516	220,426
†NewStar Financial	1,057	11,627
†PHH	4,689	122,055
†PICO Holdings	1,481	21,800
Voya Financial	3,818	177,422

		3,641,146

Diversified Telecommunication Services–2.15%
AT&T	112,855	4,008,610
Atlantic Tele-Network	1,113	76,886
CenturyLink	11,987	352,178
†Cincinnati Bell	13,187	50,374
Cogent Communications Holdings	1,769	59,863
Consolidated Communications Holdings	3,747	78,724
†FairPoint Communications	543	9,893
Frontier Communications	59,848	296,248
†General Communication Class A	5,600	95,256
IDT Class B	1,774	32,074
Inteliquent	3,102	57,077
†Iridium Communications	5,978	54,340
†Level 3 Communications	7,221	380,330
†ORBCOMM	4,497	30,355
†Premiere Global Services	4,266	43,897
Verizon Communications	65,027	3,030,908
†Vonage Holdings	14,784	72,589

		8,729,602

Electric Utilities–0.85%
ALLETE	1,817	84,291
American Electric Power	3,497	185,236
Cleco	772	41,572
Duke Energy	4,732	334,174
Edison International	2,289	127,223
El Paso Electric	1,538	53,307
Empire District Electric	2,667	58,141
Entergy	1,963	138,391
Eversource Energy	3,435	155,983
Exelon	6,151	193,264
FirstEnergy	3,879	126,261
Great Plains Energy	4,007	96,809
Hawaiian Electric Industries	1,848	54,941
IDACORP	1,402	78,708
ITC Holdings	3,802	122,348
MGE Energy	1,917	74,245
NextEra Energy	3,137	307,520

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
OGE Energy	2,849	$81,396
Otter Tail	1,739	46,257
Pepco Holdings	1,386	37,339
Pinnacle West Capital	1,032	58,710
PNM Resources	3,124	76,850
Portland General Electric	3,072	101,868
PPL	4,608	135,798
Southern	6,230	261,037
†Talen Energy	575	9,867
UIL Holdings	2,129	97,551
Unitil	993	32,789
Westar Energy	3,319	113,576
Xcel Energy	5,486	176,539

		3,461,991

Electrical Equipment–0.69%
Acuity Brands	603	108,528
Allied Motion Technologies	358	8,041
AMETEK	6,930	379,625
AZZ	2,674	138,513
Eaton	5,707	385,165
Emerson Electric	6,569	364,120
Encore Wire	1,413	62,582
EnerSys	2,644	185,847
Franklin Electric	2,424	78,368
†Generac Holdings	4,033	160,312
General Cable	3,598	70,989
†GrafTech International	7,032	34,879
Hubbell Class B	2,351	254,566
†Polypore International	1,409	84,371
Powell Industries	509	17,902
†PowerSecure International	1,117	16,487
Regal Beloit	1,698	123,258
Rockwell Automation	1,790	223,106
†Sensata Technologies Holding	1,420	74,891
†Thermon Group Holdings	790	19,015
†Vicor	1,194	14,555

		2,805,120

Electronic Equipment, Instruments & Components–1.58%
Amphenol Class A	3,866	224,112
†Anixter International	1,653	107,693
†Arrow Electronics	5,427	302,827
Avnet	7,725	317,575
AVX	5,517	74,259
Badger Meter	1,238	78,601
Belden	1,538	124,932
†Benchmark Electronics	4,776	104,021
CDW	7,852	269,167
Checkpoint Systems	4,003	40,751
Cognex	1,803	86,724
†Coherent	1,686	107,027

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Corning	12,983	$256,155
CTS	2,164	41,700
Daktronics	2,909	34,501
Dolby Laboratories Class A	2,521	100,033
†DTS	802	24,453
Electro Rent	1,265	13,738
†Fabrinet	1,767	33,096
†FARO Technologies	981	45,813
FEI	1,512	125,390
FLIR Systems	7,670	236,389
†II-VI	2,365	44,888
†Ingram Micro	6,697	167,626
†Insight Enterprises	3,993	119,431
†IPG Photonics	1,533	130,573
†Itron	1,798	61,923
Jabil Circuit	12,133	258,312
†Keysight Technologies	6,396	199,491
†Kimball Electronics	1,253	18,281
†Knowles	2,411	43,639
Littelfuse	925	87,773
†Mercury Systems	3,137	45,926
Methode Electronics	4,176	114,631
MTS Systems	1,334	91,979
†Multi-Fineline Electronix	1,421	31,063
National Instruments	4,716	138,933
†Newport	3,502	66,398
†OSI Systems	1,972	139,598
Park Electrochemical	1,422	27,246
PC Connection	1,762	43,592
†Plexus	2,625	115,185
†RealD	1,664	20,517
†Rofin-Sinar Technologies	2,730	75,348
†Rogers	1,432	94,712
†Sanmina	7,511	151,422
†ScanSource	2,469	93,970
†SunPower	4,256	120,913
SYNNEX	3,292	240,941
TE Connectivity	4,402	283,049
†Tech Data	2,931	168,708
†Trimble Navigation	4,880	114,485
†TTM Technologies	8,724	87,153
Vishay Intertechnology	12,211	142,624
†Zebra Technologies	1,082	120,156

		6,409,443

Energy Equipment & Services–1.72%
Atwood Oceanics	3,242	85,718
Baker Hughes	7,689	474,411
†Basic Energy Services	3,876	29,264
Bristow Group	2,759	147,055
†C&J Energy Services	3,474	45,857
†Cameron International	5,200	272,324

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
CARBO Ceramics	560	$23,313
Core Laboratories	1,282	146,199
Diamond Offshore Drilling	6,019	155,350
†Dril-Quip	1,959	147,415
†Era Group	1,340	27,443
Exterran Holdings	6,266	204,585
†FMC Technologies	8,374	347,437
†Forum Energy Technologies	4,515	91,564
Gulfmark Offshore	2,023	23,467
Halliburton	17,925	772,030
†Helix Energy Solutions Group	9,628	121,602
Helmerich & Payne	4,224	297,454
†Hornbeck Offshore Services	3,246	66,640
†ION Geophysical	4,982	5,331
†Key Energy Services	16,623	29,921
†Matrix Service	2,023	36,980
†McDermott International	9,065	48,407
Nabors Industries	15,897	229,394
National Oilwell Varco	7,230	349,064
†Natural Gas Services Group	679	15,495
†Newpark Resources	7,643	62,138
Noble	9,101	140,064
Oceaneering International	3,975	185,195
†Oil States International	1,824	67,908
†Parker Drilling	11,096	36,839
Patterson-UTI Energy	9,063	170,520
†PHI	903	27,108
†Pioneer Energy Services	5,840	37,026
†RigNet	700	21,399
Rowan	6,743	142,345
Schlumberger	12,896	1,111,506
†SEACOR Holdings	1,659	117,689
Superior Energy Services	7,859	165,353
Tesco	2,570	28,013
†TETRA Technologies	7,241	46,198
Tidewater	2,609	59,303
Transocean	16,970	273,556
†Unit	2,450	66,444

		6,952,324

Food & Staples Retailing–1.79%
Casey’s General Stores	2,502	239,541
†Chefs’ Warehouse	187	3,972
Costco Wholesale	4,374	590,752
CVS Health	17,875	1,874,730
†Fresh Market	1,385	44,514
Ingles Markets Class A	2,124	101,463
Kroger	5,593	405,548
PriceSmart	1,066	97,262
†Rite Aid	5,600	46,760
SpartanNash	6,365	207,117
†Sprouts Farmers Market	3,821	103,091

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†SUPERVALU	10,250	$82,923
Sysco	6,387	230,571
†United Natural Foods	2,198	139,969
Walgreens Boots Alliance	13,679	1,155,055
Wal-Mart Stores	21,283	1,509,603
Weis Markets	1,325	55,849
Whole Foods Market	9,047	356,814

		7,245,534

Food Products–2.11%
Alico	310	14,062
Andersons	2,617	102,063
Archer-Daniels-Midland	10,853	523,332
B&G Foods	4,309	122,936
†Boulder Brands	4,642	32,215
Bunge	3,586	314,851
Calavo Growers	1,206	62,628
Cal-Maine Foods	3,208	167,458
Campbell Soup	4,345	207,039
ConAgra Foods	5,847	255,631
†Darling Ingredients	11,757	172,358
Dean Foods	6,414	103,714
†Diamond Foods	1,204	37,782
Flowers Foods	9,455	199,973
Fresh Del Monte Produce	6,415	248,004
General Mills	5,840	325,405
†Hain Celestial Group	3,812	251,058
Hershey	1,733	153,942
Hormel Foods	4,290	241,827
Ingredion	3,660	292,105
J&J Snack Foods	1,246	137,895
Kellogg	1,877	117,688
Keurig Green Mountain	958	73,412
Kraft Foods Group	6,838	582,187
Lancaster Colony	1,251	113,653
†Landec	2,083	30,058
†Lifeway Foods	699	13,414
McCormick	1,384	112,035
Mead Johnson Nutrition	3,061	276,163
MGP Ingredients	900	15,138
Mondelez International	19,977	821,854
†Monster Beverage	1,478	198,082
†Omega Protein	1,307	17,971
Pilgrim’s Pride	6,357	146,020
Pinnacle Foods	7,046	320,875
†Post Holdings	5,136	276,984
Sanderson Farms	1,322	99,362
Sanfilippo John B. & Son	1,335	69,287
†Seaboard	72	259,128
Smucker (J.M.)	2,717	294,550
Snyders-Lance	3,219	103,877
Tootsie Roll Industries	727	23,489

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†TreeHouse Foods	1,335	$108,175
Tyson Foods Class A	8,965	382,178
†WhiteWave Foods	2,349	114,819

		8,536,677

Gas Utilities–0.40%
AGL Resources	2,906	135,303
Atmos Energy	2,689	137,892
Chesapeake Utilities	1,016	54,712
Laclede Group	2,058	107,139
National Fuel Gas	2,161	127,261
New Jersey Resources	3,299	90,887
Northwest Natural Gas	1,610	67,910
ONE Gas	1,806	76,863
Piedmont Natural Gas	3,164	111,721
Questar	4,172	87,237
South Jersey Industries	2,608	64,496
Southwest Gas	1,799	95,725
UGI	10,636	366,410
WGL Holdings	1,938	105,214

		1,628,770

Health Care Equipment & Supplies–2.09%
Abaxis	840	43,243
Abbott Laboratories	13,454	660,322
†Alere	5,727	302,099
†Align Technology	2,450	153,639
Analogic	846	66,749
†AngioDynamics	3,265	53,546
†Anika Therapeutics	1,364	45,053
Atrion	140	54,923
Bard (C.R.)	1,024	174,797
Baxter International	5,253	367,342
Becton, Dickinson	2,096	296,898
Bio-Techne	896	88,229
†Boston Scientific	29,249	517,707
Cantel Medical	2,397	128,647
CONMED	4,257	248,055
Cooper	1,108	197,191
†Cyberonics	1,805	107,325
†Cynosure Class A	2,455	94,714
DENTSPLY International	3,030	156,197
†DexCom	754	60,305
†Edwards Lifesciences	1,430	203,675
†Globus Medical	3,234	83,017
†Greatbatch	1,738	93,713
†Haemonetics	2,877	118,993
†Halyard Health	2,109	85,415
Hill-Rom Holdings	3,231	175,540
†Hologic	7,712	293,519
†ICU Medical	703	67,249
†IDEXX Laboratories	2,262	145,085

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integra LifeSciences Holdings	1,981	$133,460
†Intuitive Surgical	257	124,517
Invacare	2,822	61,040
†Masimo	3,396	131,561
Medtronic	7,954	589,391
Meridian Bioscience	2,262	42,164
†Merit Medical Systems	4,415	95,099
†Natus Medical	1,496	63,670
†Neogen	821	38,948
†NuVasive	2,070	98,077
†Orthofix International	1,273	42,162
†Quidel	1,563	35,871
ResMed	1,178	66,404
†RTI Surgical	2,100	13,566
†Sirona Dental Systems	1,542	154,848
St. Jude Medical	2,246	164,115
STERIS	3,090	199,120
Stryker	2,322	221,914
†SurModics	1,175	27,519
Teleflex	1,817	246,113
†Thoratec	2,041	90,967
†Tornier	1,588	39,684
†Varian Medical Systems	1,046	88,209
†Vascular Solutions	1,441	50,032
West Pharmaceutical Services	1,972	114,534
†Wright Medical Group	1,251	32,851
Zimmer Biomet Holdings	3,676	401,529

		8,450,552

Health Care Providers & Services–3.71%
†Acadia Healthcare	2,296	179,846
Aceto	2,550	62,807
Aetna	7,932	1,011,013
†Air Methods	3,433	141,920
†Amedisys	1,924	76,441
AmerisourceBergen	2,485	264,255
†AMN Healthcare Services	3,962	125,160
†Amsurg	3,851	269,377
Anthem	5,718	938,553
†Bio-Reference Laboratories	1,502	61,957
†BioScrip	3,413	12,389
†Brookdale Senior Living	2,301	79,845
†Capital Senior Living	2,449	60,001
Cardinal Health	3,254	272,197
†Centene	1,667	134,027
Chemed	597	78,267
Cigna	3,295	533,790
†Community Health Systems	8,447	531,908
†CorVel	1,834	58,725
†Cross Country Healthcare	2,183	27,680
†DaVita HealthCare Partners	6,642	527,840
Ensign Group	1,809	92,368

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Envision Healthcare Holdings	3,749	$148,011
†ExamWorks Group	2,233	87,310
†Express Scripts Holding	15,153	1,347,708
†Hanger	3,074	72,055
†HCA Holdings	2,336	211,922
†Health Net	3,811	244,361
HealthSouth	2,506	115,426
†Healthways	2,838	33,999
†Henry Schein	2,497	354,874
Humana	3,461	662,020
†IPC Healthcare	1,548	85,744
Kindred Healthcare	7,592	154,042
†Laboratory Corp of America Holdings	1,441	174,678
†LHC Group	1,077	41,195
†LifePoint Health	4,028	350,235
†Magellan Health	2,484	174,054
McKesson	2,505	563,149
†MEDNAX	2,175	161,189
†Molina Healthcare	3,191	224,327
National HealthCare	926	60,181
National Research Class A	927	13,173
Omnicare	3,258	307,067
Owens & Minor	3,857	131,138
Patterson	4,970	241,791
†PharMerica	2,072	68,998
†Premier Class A	883	33,960
†Providence Service	1,268	56,147
Quest Diagnostics	4,385	318,000
†RadNet	1,663	11,125
Select Medical Holdings	8,875	143,775
†Surgical Care Affiliates	2,445	93,839
†Team Health Holdings	2,142	139,937
†Tenet Healthcare	2,904	168,084
†Triple-S Management Class B	2,371	60,840
U.S. Physical Therapy	977	53,501
UnitedHealth Group	12,371	1,509,262
†Universal American	8,444	85,453
Universal Health Services Class B	2,702	383,954
†VCA	3,926	213,594
†WellCare Health Plans	2,177	184,675

		15,025,159

Health Care Technology–0.19%
†Allscripts Healthcare Solutions	10,690	146,239
†athenahealth	509	58,321
†Cerner	2,110	145,717
Computer Programs & Systems	531	28,366
†HealthStream	1,113	33,857
†HMS Holdings	3,082	52,918
†IMS Health Holdings	1,339	41,040
†MedAssets	4,801	105,910
†Merge Healthcare	2,659	12,763

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†Omnicell	1,644	$61,995
Quality Systems	3,652	60,514
†Veeva Systems Class A	886	24,835

		772,475

Hotels, Restaurants & Leisure–2.39%
†Belmond	9,463	118,193
†Biglari Holdings	236	97,645
†BJ’s Restaurants	2,397	116,135
Bloomin’ Brands	11,425	243,924
Bob Evans Farms	2,008	102,508
†Bravo Brio Restaurant Group	1,400	18,970
Brinker International	1,607	92,644
†Buffalo Wild Wings	783	122,688
Carnival	5,344	263,940
†Carrols Restaurant Group	1,214	12,626
Cheesecake Factory	3,044	166,005
†Chipotle Mexican Grill	265	160,322
Choice Hotels International	1,599	86,746
Churchill Downs	1,155	144,433
†Chuy’s Holdings	386	10,341
ClubCorp Holdings	1,782	42,554
Cracker Barrel Old Country Store	1,175	175,263
Darden Restaurants	3,050	216,794
†Del Frisco’s Restaurant Group	884	16,469
†Denny’s	3,140	36,455
†Diamond Resorts International	2,927	92,347
DineEquity	1,552	153,788
Domino’s Pizza	1,538	174,409
Dunkin’ Brands Group	2,826	155,430
†Fiesta Restaurant Group	1,524	76,200
†Hilton Worldwide Holdings	3,051	84,055
†Hyatt Hotels Class A	449	25,454
International Speedway Class A	1,377	50,495
Interval Leisure Group	3,970	90,715
Jack in the Box	1,491	131,447
†Krispy Kreme Doughnuts	3,689	71,050
†La Quinta Holdings	7,000	159,950
Las Vegas Sands	3,004	157,920
†Liberty TripAdvisor Holdings Class A	3,641	117,313
Lions Gate Entertainment	2,433	90,143
†Madison Square Garden Class A	2,963	247,381
Marcus	2,645	50,731
Marriott International Class A	1,750	130,183
Marriott Vacations Worldwide	2,524	231,577
McDonald’s	8,309	789,937
†MGM Resorts International	10,485	191,351
†Norwegian Cruise Line Holdings	4,280	239,851
†Panera Bread Class A	1,100	192,247
Papa John’s International	2,719	205,584
†Penn National Gaming	896	16,442
†Pinnacle Entertainment	413	15,397

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Popeyes Louisiana Kitchen	1,304	$78,227
†Red Robin Gourmet Burgers	1,315	112,853
Restaurant Brands International	846	32,326
Royal Caribbean Cruises	5,193	408,637
†Ruby Tuesday	5,643	35,382
Ruth’s Hospitality Group	3,039	48,989
†Scientific Games Class A	3,150	48,951
SeaWorld Entertainment	6,902	127,273
Six Flags Entertainment	2,799	125,535
Sonic	2,364	68,083
Speedway Motorsports	5,335	120,838
Starbucks	15,346	822,776
Starwood Hotels & Resorts Worldwide	2,315	187,723
Texas Roadhouse	4,090	153,089
Vail Resorts	2,099	229,211
Wendy’s	27,607	311,407
Wyndham Worldwide	1,877	153,745
Wynn Resorts	444	43,809
Yum Brands	4,422	398,334

		9,693,240

Household Durables–1.07%
Bassett Furniture Industries	722	20,512
†Cavco Industries	435	32,816
CSS Industries	543	16,426
Ethan Allen Interiors	2,322	61,161
Flexsteel Industries	419	18,055
Garmin	3,698	162,453
Harman International Industries	913	108,592
†Helen of Troy	4,686	456,838
Hooker Furniture	602	15,116
Horton (D.R.)	5,206	142,436
†iRobot	1,882	59,998
KB Home	5,232	86,851
La-Z-Boy	4,997	131,621
Leggett & Platt	4,445	216,383
Lennar Class A	3,771	192,472
Libbey	2,892	119,526
Lifetime Brands	785	11,594
†M/I Homes	3,043	75,071
MDC Holdings	4,441	133,097
†Meritage Homes	3,482	163,967
†Mohawk Industries	1,655	315,939
NACCO Industries Class A	326	19,808
Newell Rubbermaid	2,061	84,728
†NVR	127	170,180
PulteGroup	7,196	144,999
Ryland Group	3,212	148,940
†Skullcandy	1,057	8,107
†Standard Pacific	21,046	187,520
†Taylor Morrison Home Class A	1,256	25,572
†Tempur Sealy International	1,433	94,435

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†Toll Brothers	7,686	$293,528
†TRI Pointe Homes	8,993	137,593
†Universal Electronics	1,266	63,097
Whirlpool	2,372	410,475
†William Lyon Homes Class A	717	18,405

		4,348,311

Household Products–1.03%
†Central Garden & Pet Class A	3,958	45,161
Church & Dwight	1,639	132,972
Clorox	1,728	179,747
Colgate-Palmolive	7,851	513,534
Energizer Holdings	1,387	182,460
†HRG Group	9,109	118,417
Kimberly-Clark	3,324	352,244
Procter & Gamble	26,545	2,076,881
Spectrum Brands Holdings	2,982	304,134
Toro	1,690	114,548
Tupperware Brands	1,249	80,610
WD-40	828	72,168

		4,172,876

Independent Power & Renewable Electricity Producers–0.23%
AES	7,378	97,832
†Calpine	14,118	253,983
†Dynegy	6,350	185,737
NRG Energy	8,456	193,473
NRG Yield Class A	911	20,033
NRG Yield Class C	911	19,942
Ormat Technologies	1,627	61,305
Pattern Energy Group	2,357	66,892
†Solarcity	897	48,034

		947,231

Industrial Conglomerates–1.34%
3M	4,963	765,791
Carlisle	1,524	152,583
Danaher	10,122	866,342
General Electric	118,557	3,150,059
Raven Industries	3,180	64,649
Roper Technologies	2,505	432,012

		5,431,436

Insurance–4.39%
ACE	3,342	339,815
Aflac	8,922	554,948
†Alleghany	389	182,348
Allied World Assurance Holdings	4,538	196,132
Allstate	7,072	458,761
†Ambac Financial Group	3,090	51,418
American Equity Investment Life Holding	9,105	245,653
American Financial Group	4,280	278,371

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
American International Group	16,515	$1,020,957
American National Insurance	917	93,827
AMERISAFE	1,359	63,955
AmTrust Financial Services	4,612	302,132
Aon	2,234	222,685
†Arch Capital Group	2,531	169,476
Argo Group International Holdings	2,555	142,314
Aspen Insurance Holdings	5,101	244,338
Assurant	3,422	229,274
Assured Guaranty	9,455	226,825
Axis Capital Holdings	2,199	117,361
Baldwin & Lyons	771	17,748
Berkley (W.R.)	5,895	306,127
Brown & Brown	7,825	257,129
Chubb	3,594	341,933
Cincinnati Financial	3,090	155,056
CNA Financial	700	26,747
CNO Financial Group	12,434	228,164
Donegal Group Class A	1,877	28,587
EMC Insurance Group	1,980	49,639
Employers Holdings	3,001	68,363
Endurance Specialty Holdings	3,702	243,221
†Enstar Group	399	61,825
Erie Indemnity Class A	1,112	91,262
Everest Re Group	1,607	292,490
FBL Financial Group Class A	3,888	224,415
Federated National Holding	1,099	26,596
Fidelity & Guaranty Life	1,767	41,754
First American Financial	8,529	317,364
FNF Group	1,654	61,181
Gallagher (Arthur J.)	3,435	162,475
†Genworth Financial	19,136	144,860
†Global Indemnity	541	15,191
†Greenlight Capital Re Class A	2,369	69,104
Hanover Insurance Group	2,628	194,551
Hartford Financial Services Group	12,981	539,620
HCC Insurance Holdings	4,092	314,429
HCI Group	958	42,353
Horace Mann Educators	3,738	135,988
@Infinity Property & Casualty	2,189	166,014
Kemper	4,802	185,117
Loews	8,414	324,023
Maiden Holdings	6,662	105,126
†Markel	232	185,758
Marsh & McLennan	5,646	320,128
†MBIA	16,823	101,106
Meadowbrook Insurance Group	6,804	58,514
Mercury General	2,441	135,842
MetLife	11,895	666,001
Montpelier Re Holdings	5,412	213,774
National General Holdings	1,724	35,911
National Interstate	1,729	47,236

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
National Western Life Insurance Class A	202	$48,377
†Navigators Group	1,173	90,978
Old Republic International	12,029	188,013
OneBeacon Insurance Group Class A	858	12,450
PartnerRe	1,805	231,943
Primerica	2,611	119,297
Principal Financial Group	7,305	374,673
ProAssurance	2,591	119,730
Progressive	17,116	476,338
Prudential Financial	5,761	504,203
Reinsurance Group of America	3,169	300,643
RenaissanceRe Holdings	2,775	281,690
RLI	2,005	103,037
Safety Insurance Group	1,093	63,077
@Selective Insurance Group	5,386	151,077
StanCorp Financial Group	3,101	234,467
State Auto Financial	3,962	94,890
Stewart Information Services	2,476	98,545
Symetra Financial	10,260	247,984
Torchmark	4,875	283,823
Travelers	8,357	807,788
United Fire Group	2,582	84,586
Universal Insurance Holdings	3,173	76,787
Unum Group	4,171	149,113
Validus Holdings	3,724	163,819
White Mountains Insurance Group	98	64,184
Willis Group Holdings	1,046	49,057
XL Group	5,491	204,265

		17,768,146

Internet & Catalog Retail–0.94%
†1-800-Flowers.com Class A	2,100	21,966
†Amazon.com	4,169	1,809,721
†Blue Nile	451	13,706
Expedia	1,342	146,748
†FTD	2,773	78,171
HSN	2,194	153,997
†Liberty Interactive Class A	10,557	292,957
†Liberty Ventures Class A	501	19,674
†Netflix	528	346,864
Nutrisystem	2,714	67,524
†Orbitz Worldwide	8,046	91,885
PetMed Express	962	16,614
†Priceline Group	442	508,906
†RetailMeNot	574	10,234
†Shutterfly	2,285	109,246
†TripAdvisor	1,366	119,033

		3,807,246

Internet Software & Services–1.78%
†Actua	4,046	57,696

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Akamai Technologies	1,525	$106,475
†Bankrate	2,829	29,676
†Blucora	3,719	60,062
†Cimpress	1,464	123,210
†Constant Contact	1,155	33,218
†CoStar Group	135	27,170
†Dealertrack Technologies	2,670	167,649
†DHI Group	4,855	43,161
EarthLink Holdings	12,528	93,835
†eBay	10,854	653,845
†Envestnet	932	37,681
Equinix	394	100,076
†Facebook Class A	11,100	951,991
†Google Class A	2,578	1,392,223
†Google Class C	2,593	1,349,682
†Groupon	12,710	63,931
†GrubHub	2,251	76,692
†GTT Communications	1,155	27,570
InterActiveCorp	4,488	357,514
†Internap	7,806	72,205
†Intralinks Holdings	1,318	15,697
@j2 Global	2,554	173,519
†Limelight Networks	3,333	13,132
†LinkedIn Class A	207	42,772
†Monster Worldwide	12,324	80,599
NIC	3,616	66,100
†Pandora Media	1,236	19,207
†Rackspace Hosting	5,023	186,805
Reis	689	15,282
†Shutterstock	570	33,425
†Stamps.com	1,287	94,685
†Twitter	738	26,730
†United Online	821	12,865
†VeriSign	973	60,054
†Web.com Group	3,502	84,818
†WebMD Health	1,073	47,512
†XO Group	950	15,533
†Yahoo	8,984	352,981
†Yelp	544	23,408
†Zillow Group	432	37,472

		7,228,158

IT Services–3.00%
Accenture Class A	5,205	503,740
†Acxiom	4,341	76,315
†Alliance Data Systems	887	258,951
Amdocs	3,059	166,991
Automatic Data Processing	3,449	276,713
†Blackhawk Network Holdings Class A	2,141	88,209
Booz Allen Hamilton Holding	4,441	112,091
Broadridge Financial Solutions	4,678	233,947
†CACI International Class A	2,196	177,634

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Cardtronics	3,339	$123,710
Cass Information Systems	511	28,728
†Ciber	3,950	13,627
†Cognizant Technology Solutions Class A	5,550	339,049
Computer Sciences	5,233	343,494
Convergys	9,032	230,226
†CoreLogic	4,915	195,076
CSG Systems International	3,526	111,633
†Datalink	1,298	11,604
DST Systems	2,441	307,517
†EPAM Systems	1,891	134,696
†Euronet Worldwide	2,043	126,053
†ExlService Holdings	1,508	52,147
Fidelity National Information Services	8,512	526,042
†Fiserv	3,166	262,240
†FleetCor Technologies	1,705	266,082
Forrester Research	1,097	39,514
†Gartner	1,062	91,098
†Genpact	9,480	202,208
†Global Cash Access Holdings	5,686	44,010
Global Payments	1,369	141,623
Hackett Group	1,740	23,368
Heartland Payment Systems	2,220	119,991
†IGATE	2,164	103,201
International Business Machines	8,067	1,312,178
Jack Henry & Associates	2,871	185,754
†Lionbridge Technologies	2,368	14,611
ManTech International Class A	2,177	63,133
MasterCard Class A	8,273	773,360
MAXIMUS	2,795	183,715
†MoneyGram International	2,316	21,284
Paychex	4,996	234,212
†Perficient	2,253	43,348
†Qorvo	9,928	796,921
Science Applications International	2,134	112,782
†Sykes Enterprises	3,521	85,384
†Syntel	2,490	118,225
TeleTech Holdings	2,292	62,067
†Teradata	7,583	280,571
Total System Services	3,304	138,008
†Unisys	3,025	60,470
†Vantiv Class A	2,688	102,655
†VeriFone Systems	4,265	144,839
†Virtusa	1,346	69,184
Visa Class A	15,194	1,020,277
Western Union	7,561	153,715
†WEX	969	110,437
Xerox	30,536	324,903

		12,143,561

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–0.22%
Arctic Cat	1,161	$38,557
Brunswick	3,948	200,795
Callaway Golf	5,322	47,579
Hasbro	1,402	104,856
Johnson Outdoors Class A	435	10,244
Mattel	8,485	217,980
†Nautilus	2,866	61,648
Polaris Industries	948	140,408
Sturm Ruger	1,281	73,593

		895,660

Life Sciences Tools & Services–0.61%
†Affymetrix	3,515	38,384
Agilent Technologies	7,294	281,403
†Albany Molecular Research	2,628	53,138
†Bio-Rad Laboratories Class A	1,242	187,058
†Bruker	3,553	72,517
†Cambrex	2,900	127,426
†Charles River Laboratories International	1,714	120,563
†Illumina	748	163,333
†Luminex	927	16,000
†Mettler-Toledo International	352	120,194
†PAREXEL International	2,684	172,608
PerkinElmer	2,786	146,655
†Quintiles Transnational Holdings	1,139	82,703
Thermo Fisher Scientific	6,189	803,085
†Waters	691	88,711

		2,473,778

Machinery–3.12%
Actuant Class A	4,328	99,934
AGCO	5,881	333,923
Alamo Group	901	49,231
Albany International	2,761	109,888
Altra Industrial Motion	2,706	73,549
American Railcar Industries	2,038	99,128
Astec Industries	2,074	86,735
Barnes Group	4,268	166,409
†Blount International	4,486	48,987
Briggs & Stratton	4,091	78,793
BWX Technologies	2,833	92,922
Caterpillar	7,176	608,668
†Chart Industries	810	28,957
CIRCOR International	1,169	63,746
CLARCOR	2,201	136,990
†Colfax	5,024	231,858
Columbus McKinnon	2,047	51,175
Crane	3,079	180,830
Cummins	1,909	250,442
Deere	4,862	471,857
Donaldson	4,570	163,606

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Douglas Dynamics	1,816	$39,008
Dover	4,922	345,426
EnPro Industries	1,537	87,947
ESCO Technologies	2,089	78,149
Federal Signal	5,684	84,748
Flowserve	4,215	221,962
Foster (L.B.) Class A	762	26,373
Global Brass & Copper Holdings	254	4,321
Gorman-Rupp	1,846	51,836
Graco	1,472	104,556
Greenbrier	2,932	137,364
Harsco	5,021	82,847
Hexcel	4,933	245,367
Hillenbrand	4,220	129,554
Hyster-Yale Materials Handling	1,243	86,115
IDEX	3,550	278,959
Illinois Tool Works	3,648	334,850
Ingersoll-Rand	7,810	526,550
ITT	4,278	178,992
John Bean Technologies	2,256	84,803
Joy Global	4,273	154,683
Kadant	871	41,111
Kennametal	2,978	101,609
Lincoln Electric Holdings	2,589	157,644
Lindsay	892	78,416
†Lydall	2,058	60,834
Manitowoc	5,020	98,392
†Meritor	5,917	77,631
†Middleby	1,945	218,287
Miller Industries	637	12,708
Mueller Industries	3,376	117,215
Mueller Water Products Class A	20,368	185,349
NN	1,515	38,663
Nordson	1,930	150,328
Omega Flex	460	17,324
Oshkosh	4,803	203,551
PACCAR	3,983	254,155
Pall	1,114	138,637
Parker-Hannifin	5,410	629,345
Pentair	4,626	318,038
†Proto Labs	947	63,904
†RBC Bearings	1,555	111,587
†Rexnord	7,652	182,959
Snap-on	1,586	252,571
SPX	1,543	111,698
Standex International	693	55,391
Stanley Black & Decker	4,721	496,838
Sun Hydraulics	1,970	75,077
Tennant	1,473	96,246
Terex	6,371	148,126
Timken	4,842	177,072
Titan International	4,811	51,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†TriMas	3,783	$111,977
Trinity Industries	10,843	286,580
Valmont Industries	587	69,777
†Wabash National	7,632	95,705
†WABCO Holdings	640	79,181
Wabtec	808	76,146
Watts Water Technologies Class A	1,669	86,538
Woodward	3,701	203,518
Xylem	5,237	194,136

		12,637,972

Marine–0.15%
†Kirby	1,993	152,783
Matson	5,516	231,893
Teekay	5,029	215,342

		600,018

Media–3.46%
AMC Entertainment Holdings	947	29,054
†AMC Networks Class A	1,533	125,476
Cablevision Systems Class A	4,630	110,842
†Carmike Cinemas	2,209	58,627
CBS Class B	5,420	300,810
†Charter Communications Class A	982	168,167
Cinemark Holdings	7,040	282,797
Comcast Class A Special	8,325	499,001
Comcast Class A	51,822	3,116,575
†DIRECTV	4,091	379,604
†Discovery Communications Class A	1,716	57,074
†Discovery Communications Class C	1,484	46,123
†DISH Network Class A	1,761	119,237
Disney (Walt)	16,723	1,908,763
†DreamWorks Animation SKG Class A	769	20,286
†Entercom Communications Class A	1,617	18,466
Entravision Communications Class A	6,634	54,598
EW Scripps Class A	10,848	247,877
†Gannett	3,316	46,384
†Gray Television	9,448	148,145
Interpublic Group	5,178	99,780
John Wiley & Sons Class A	2,913	158,380
†Liberty Broadband Class A	1,194	60,858
†Liberty Broadband Class C	3,370	172,409
†Liberty Media	2,135	76,945
†Liberty Media Class C	4,328	155,375
†Live Nation Entertainment	10,558	290,239
†Media General	5,975	98,707
Meredith	2,878	150,088
Morningstar	1,317	104,767
National CineMedia	4,680	74,693
New York Times Class A	6,389	87,210
†News Class A	7,671	111,920
†News Class B	3,400	48,416

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Nexstar Broadcasting Group Class A	2,523	$141,288
Omnicom Group	3,351	232,861
†Radio One Class D	4,509	14,294
Regal Entertainment Group Class A	3,057	63,922
Saga Communications Class A	635	24,035
Scholastic	2,829	124,844
Scripps Networks Interactive Class A	863	56,414
Sinclair Broadcast Group Class A	2,342	65,365
†Sirius XM Holdings	14,918	55,644
†Starz	2,590	115,825
TEGNA	6,631	212,656
Time	4,803	110,517
Time Warner	16,173	1,413,682
Time Warner Cable	6,079	1,083,095
Twenty-First Century Fox Class A	16,741	544,836
Twenty-First Century Fox Class B	3,671	118,280
Viacom Class B	3,545	229,149

		14,034,400

Metals & Mining–0.93%
Alcoa	30,654	341,792
Allegheny Technologies	5,267	159,063
Carpenter Technology	2,638	102,038
†Century Aluminum	8,096	84,441
†Coeur Mining	2,410	13,761
Commercial Metals	10,520	169,162
Compass Minerals International	2,615	214,796
Freeport-McMoRan	13,958	259,898
Globe Specialty Metals	4,379	77,508
Haynes International	740	36,497
Hecla Mining	24,541	64,543
†Horsehead Holding	3,197	37,469
Kaiser Aluminum	2,567	213,266
Materion	1,627	57,352
Newmont Mining	15,019	350,844
Nucor	7,796	343,570
Reliance Steel & Aluminum	4,052	245,065
Royal Gold	2,952	181,814
†RTI International Metals	4,586	144,551
Schnitzer Steel Industries	1,849	32,302
Southern Copper	712	20,940
Steel Dynamics	11,014	228,155
†Stillwater Mining	6,473	75,022
SunCoke Energy	5,875	76,375
TimkenSteel	1,111	29,986
United States Steel	3,156	65,077
US Silica Holdings	1,825	53,582
Worthington Industries	2,328	69,980

		3,748,849

Multiline Retail–0.73%
Big Lots	4,398	197,866

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
†Burlington Stores	2,273	$116,378
Dillard’s Class A	2,631	276,755
Dollar General	3,768	292,924
†Dollar Tree	2,733	215,880
Fred’s Class A	3,585	69,155
Kohl’s	7,600	475,836
Macy’s	4,309	290,728
Nordstrom	2,505	186,623
†Sears Holdings	1,503	40,130
Target	9,942	811,565

		2,973,840

Multi-Utilities–0.54%
Alliant Energy	946	54,603
Ameren	2,528	95,255
Avista	2,424	74,296
Black Hills	1,747	76,257
CenterPoint Energy	3,594	68,394
CMS Energy	2,914	92,782
Consolidated Edison	3,197	185,042
Dominion Resources	4,380	292,891
DTE Energy	1,930	144,055
MDU Resources Group	4,067	79,428
NiSource	2,707	123,412
NorthWestern	1,770	86,287
PG&E	3,418	167,824
Public Service Enterprise Group	3,528	138,580
SCANA	1,219	61,742
Sempra Energy	1,669	165,131
TECO Energy	5,472	96,636
Vectren	2,000	76,960
WEC Energy Group	2,377	106,885

		2,186,460

Oil, Gas & Consumable Fuels–7.39%
Alon USA Energy	6,343	119,883
Anadarko Petroleum	13,494	1,053,342
†Antero Resources	1,641	56,352
Apache	7,363	424,330
†Bill Barrett	1,360	11,682
†Bonanza Creek Energy	2,878	52,523
Cabot Oil & Gas	4,100	129,314
California Resources	11,992	72,432
†Callon Petroleum	5,994	49,870
†Carrizo Oil & Gas	3,275	161,261
†Cheniere Energy	2,378	164,700
Chesapeake Energy	16,538	184,729
Chevron	31,394	3,028,579
Cimarex Energy	3,601	397,226
†Clayton Williams Energy	850	55,888
†Clean Energy Fuels	3,382	19,007
†Cloud Peak Energy	4,877	22,727

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Cobalt International Energy	11,194	$108,694
Comstock Resources	3,307	11,012
†Concho Resources	1,673	190,488
ConocoPhillips	25,822	1,585,729
CONSOL Energy	3,823	83,112
†Contango Oil & Gas	934	11,460
†Continental Resources	5,005	212,162
CVR Energy	2,450	92,218
Delek U.S. Holdings	5,211	191,869
Denbury Resources	6,137	39,031
Devon Energy	7,729	459,798
DHT Holdings	2,750	21,368
†Diamondback Energy	3,642	274,534
Energen	2,014	137,556
EnLink Midstream	4,647	144,475
EOG Resources	11,584	1,014,179
†EP Energy Class A	5,898	75,082
EQT	1,473	119,814
Exxon Mobil	84,366	7,019,251
GasLog	4,669	93,147
Green Plains	3,450	95,047
†Gulfport Energy	4,943	198,956
Hess	4,419	295,543
HollyFrontier	5,731	244,656
Kinder Morgan	29,061	1,115,652
Kosmos Energy	13,122	110,618
†Laredo Petroleum	6,637	83,493
Marathon Oil	20,795	551,899
Marathon Petroleum	17,068	892,827
†Matador Resources	4,522	113,050
†MRC Global	5,085	78,512
Murphy Oil	5,951	247,383
†Murphy USA	4,263	237,961
†Newfield Exploration	8,697	314,136
Noble Energy	9,726	415,106
†Northern Oil and Gas	4,937	33,423
†Oasis Petroleum	1,204	19,083
Occidental Petroleum	9,375	729,094
ONEOK	2,618	103,359
Panhandle Oil and Gas Class A	380	7,862
PBF Energy	7,957	226,138
†PDC Energy	2,731	146,491
Peabody Energy	3,607	7,899
†Penn Virginia	7,196	31,518
Phillips 66	8,915	718,192
Pioneer Natural Resources	2,173	301,373
QEP Resources	7,842	145,155
Range Resources	2,995	147,893
†Renewable Energy Group	3,995	46,182
†REX American Resources	718	45,694
†Rice Energy	5,127	106,795
†Rosetta Resources	2,267	52,458

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
RPC	10,518	$145,464
†RSP Permian	4,085	114,829
Scorpio Tankers	14,367	144,963
SemGroup Class A	2,030	161,344
Ship Finance International	3,968	64,758
SM Energy	4,707	217,087
†Southwestern Energy	16,073	365,339
Spectra Energy	4,140	134,964
†Steel Excel	881	18,325
†Stone Energy	4,400	55,396
†Synergy Resources	7,105	81,210
Targa Resources	1,713	152,834
Tesoro	5,037	425,173
†Triangle Petroleum	5,378	26,998
Valero Energy	12,798	801,155
W&T Offshore	4,202	23,027
Weatherford International	25,905	317,854
Western Refining	7,601	331,556
†Whiting Petroleum	3,896	130,906
Williams	4,390	251,942
World Fuel Services	3,107	148,981
†WPX Energy	7,700	94,556

		29,960,933

Paper & Forest Products–0.35%
†Boise Cascade	3,696	135,569
†Clearwater Paper	1,964	112,537
Domtar	3,691	152,807
Glatfelter (PH)	3,926	86,333
International Paper	6,748	321,137
KapStone Paper and Packaging	5,766	133,310
†Louisiana-Pacific	9,706	165,293
†Mercer International	5,628	76,991
Neenah Paper	1,284	75,705
†Resolute Forest Products	4,585	51,581
Schweitzer-Mauduit International	2,088	83,269
Wausau Paper	3,849	35,334

		1,429,866

Personal Products–0.15%
Avon Products	7,706	48,240
†Coty Class A	700	22,379
Estee Lauder Class A	2,513	217,777
Inter Parfums	2,893	98,159
†Medifast	1,095	35,390
†Revlon Class A	2,772	101,760
†USANA Health Sciences	754	103,042

		626,747

Pharmaceuticals–3.67%
AbbVie	13,185	885,900
†Akorn	2,982	130,194
†Allergan	4,836	1,467,533

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb	8,524	$567,187
†Depomed	4,076	87,471
†Endo International	2,254	179,531
†Herbalife	2,533	139,543
†Horizon Pharma	1,234	42,869
†Hospira	2,328	206,517
†Impax Laboratories	3,716	170,639
†Jazz Pharmaceuticals	268	47,187
Johnson & Johnson	37,188	3,624,342
†Lannett	2,778	165,124
Lilly (Eli)	7,679	641,120
†Mallinckrodt	1,553	182,819
†Medicines	3,366	96,301
Merck	25,854	1,471,868
†Mylan	4,477	303,809
Perrigo	1,247	230,483
Pfizer	104,848	3,515,553
Phibro Animal Health Class A	700	27,258
†Prestige Brands Holdings	4,158	192,266
†Sagent Pharmaceuticals	1,088	26,449
†SciClone Pharmaceuticals	2,470	24,255
†Sucampo Pharmaceuticals Class A	972	15,970
†Supernus Pharmaceuticals	1,662	28,221
Taro Pharmaceutical Industries	1,118	160,645
Zoetis	4,620	222,776

		14,853,830

Professional Services–0.75%
†Advisory Board	1,553	84,902
†CBIZ	4,479	43,178
CDI	963	12,519
†CRA International	465	12,960
Dun & Bradstreet	953	116,266
Equifax	1,551	150,587
Exponent	1,614	72,275
†Franklin Covey	769	15,603
†FTI Consulting	3,605	148,670
†GP Strategies	1,964	65,283
Heidrick & Struggles International	1,349	35,182
†Huron Consulting Group	2,097	146,979
†ICF International	2,123	74,008
†IHS Class A	1,494	192,173
Insperity	2,129	108,366
Kelly Services Class A	2,621	40,232
Kforce	2,963	67,764
Korn/Ferry International	4,010	139,428
ManpowerGroup	2,197	196,368
†Mistras Group	768	14,577
†Navigant Consulting	4,818	71,644
Nielsen	8,907	398,766
†On Assignment	3,116	122,396
Resources Connection	2,562	41,223

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
Robert Half International	2,138	$118,659
†RPX	3,715	62,783
Towers Watson Class A	1,308	164,546
†TriNet Group	2,353	59,649
†TrueBlue	3,585	107,192
†Verisk Analytics Class A	2,236	162,691
VSE	95	5,083

		3,051,952

Real Estate Investment Trusts–0.00%
†Altisource Portfolio Solutions	551	16,965

		16,965

Real Estate Management & Development–0.18%
Alexander & Baldwin	3,494	137,664
†CBRE Group Class A	3,750	138,750
Consolidated-Tomoka Land	242	13,949
†Forestar Group	2,419	31,834
†FRP Holdings	425	13,783
Jones Lang LaSalle	1,125	192,375
Kennedy-Wilson Holdings	3,200	78,688
†Marcus & Millichap	1,395	64,365
†St. Joe	1,378	21,400
†Tejon Ranch	1,657	42,601

		735,409

Road & Rail–1.46%
ArcBest	2,362	75,112
†Avis Budget Group	6,686	294,719
Celadon Group	2,988	61,792
Con-way	5,329	204,474
†Covenant Transportation Group Class A	1,838	46,060
CSX	22,986	750,493
†Genesee & Wyoming	2,313	176,204
Heartland Express	5,243	106,066
†Hertz Global Holdings	5,696	103,212
†Hub Group Class A	2,742	110,612
Hunt (J.B.) Transport Services	1,485	121,904
Kansas City Southern	2,772	252,806
Knight Transportation	5,822	155,680
Landstar System	2,784	186,166
Marten Transport	3,640	78,988
Norfolk Southern	6,131	535,604
†Old Dominion Freight Line	4,385	300,833
†P.A.M. Transportation Services	1,432	83,128
†Roadrunner Transportation Systems	3,360	86,688
Ryder System	4,268	372,895
†Saia	2,566	100,818
†Swift Transportation	6,541	148,284
Union Pacific	14,638	1,396,026
†USA Truck	643	13,651
Werner Enterprises	5,762	151,253

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
†Willis Lease Finance	616	$11,316

		5,924,784

Semiconductors & Semiconductor Equipment–2.88%
†Advanced Energy Industries	2,782	76,477
Altera	1,652	84,582
†Amkor Technology	12,789	76,478
Analog Devices	3,594	230,681
Applied Materials	11,036	212,112
Atmel	6,151	60,618
Avago Technologies	2,612	347,213
†Axcelis Technologies	3,138	9,288
Broadcom Class A	3,236	166,622
Brooks Automation	6,465	74,024
†Cabot Microelectronics	1,658	78,108
†Cascade Microtech	700	10,657
†Cavium	762	52,433
†CEVA	1,455	28,271
†Cirrus Logic	5,919	201,424
Cohu	1,543	20,414
†Cree	4,804	125,048
†Cypress Semiconductor	10,023	117,870
†Diodes	3,810	91,859
†DSP Group	1,135	11,725
†Entegris	8,845	128,872
†Exar	4,832	47,257
†Fairchild Semiconductor International	7,948	138,136
†First Solar	4,848	227,759
†FormFactor	4,320	39,744
†Integrated Device Technology	10,034	217,738
Integrated Silicon Solution	4,362	96,575
Intel	117,457	3,572,455
Intersil Class A	8,902	111,364
IXYS	2,441	37,347
KLA-Tencor	2,498	140,413
Lam Research	3,278	266,665
†Lattice Semiconductor	10,138	59,713
Linear Technology	3,472	153,567
†M/A-COM Technology Solutions
Holdings	1,035	39,589
Marvell Technology Group	10,780	142,134
Maxim Integrated Products	3,513	121,462
Micrel	4,964	69,000
Microchip Technology	5,538	262,640
†Micron Technology	22,602	425,822
†Microsemi	5,381	188,066
MKS Instruments	3,033	115,072
†Nanometrics	1,837	29,612
NVIDIA	11,365	228,550
†OmniVision Technologies	8,939	234,157
†PDF Solutions	1,992	31,872
Pericom Semiconductor	2,082	27,378

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Photronics	6,599	$62,756
†PMC - Sierra	14,540	124,462
Power Integrations	1,145	51,731
†Rambus	7,914	114,674
†Rudolph Technologies	4,095	49,181
†Semtech	2,224	44,146
†Silicon Laboratories	1,541	83,229
Skyworks Solutions	2,926	304,597
†SunEdison	1,145	34,247
†Synaptics	1,458	126,460
Teradyne	9,231	178,066
Tessera Technologies	3,913	148,616
Texas Instruments	12,340	635,633
†Ultratech	2,226	41,315
†Veeco Instruments	2,701	77,627
†Xcerra	3,827	28,970
Xilinx	7,515	331,862

		11,666,435

Software–2.68%
†ACI Worldwide	5,743	141,106
Activision Blizzard	15,898	384,891
†Adobe Systems	1,860	150,679
Advent Software	1,843	81,479
†ANSYS	1,987	181,294
†Aspen Technology	2,364	107,680
†Autodesk	1,245	62,343
†AVG Technologies	3,466	94,310
†Avid Technology	3,887	51,853
†Barracuda Networks	1,388	54,993
Blackbaud	1,742	99,207
CA	12,957	379,511
†Cadence Design Systems	6,558	128,930
CDK Global	713	38,488
†Citrix Systems	1,338	93,874
Ebix	1,940	63,263
†Electronic Arts	3,886	258,419
†Ellie Mae	1,241	86,609
†EnerNOC	2,209	21,427
Epiq Systems	1,906	32,173
†ePlus	672	51,509
FactSet Research Systems	703	114,245
Fair Isaac	1,232	111,841
†FireEye	566	27,683
†Fortinet	708	29,262
†Guidewire Software	1,008	53,353
Intuit	2,493	251,220
†Manhattan Associates	4,282	255,421
Mentor Graphics	6,978	184,429
Microsoft	74,528	3,290,411
Monotype Imaging Holdings	3,099	74,717
†NetScout Systems	3,053	111,954

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†NetSuite	230	$21,103
†Nuance Communications	12,238	214,287
Oracle	27,060	1,090,518
Pegasystems	3,004	68,762
†Progress Software	3,719	102,273
†PTC	3,399	139,427
QAD Class A	624	16,492
†Qlik Technologies	763	26,674
†Red Hat	1,685	127,942
†Rovi	8,037	128,190
†Salesforce.com	1,823	126,935
†ServiceNow	444	32,994
†SolarWinds	993	45,807
Solera Holdings	2,124	94,645
†Splunk	369	25,690
SS&C Technologies Holdings	3,254	203,375
Symantec	18,512	430,404
†Synchronoss Technologies	1,628	74,448
†Synopsys	1,927	97,603
†Tableau Software Class A	208	23,982
†Take-Two Interactive Software	5,009	138,098
†TiVo	5,672	57,514
†Tyler Technologies	918	118,771
†Ultimate Software Group	497	81,677
†VASCO Data Security International	611	18,446
†Verint Systems	1,692	102,781
†VMware Class A	307	26,322
†Workday Class A	310	23,681
†Zynga Class A	39,377	112,618

		10,840,033

Specialty Retail–3.33%
Aaron’s	7,043	255,027
Abercrombie & Fitch	6,014	129,361
Advance Auto Parts	929	147,980
American Eagle Outfitters	10,108	174,060
†America’s Car-Mart	389	19,185
†ANN	1,753	84,652
†Asbury Automotive Group	2,180	197,552
†Ascena Retail Group	5,802	96,632
†AutoNation	3,892	245,118
†AutoZone	252	168,059
†Barnes & Noble	5,811	150,854
†Bed Bath & Beyond	7,800	538,044
Best Buy	13,057	425,789
Big 5 Sporting Goods	952	13,528
Buckle	1,237	56,617
†Build-A-Bear Workshop	1,066	17,045
†Cabela’s	4,248	212,315
Caleres	3,991	126,834
†CarMax	2,656	175,854
Cato Class A	2,234	86,590

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Chico’s FAS	9,378	$155,956
Children’s Place	3,359	219,712
†Citi Trends	1,221	29,548
†Conn’s	3,156	125,293
CST Brands	5,002	195,378
Dick’s Sporting Goods	5,694	294,778
DSW Class A	4,336	144,692
†Express	3,765	68,184
Finish Line Class A	4,186	116,455
†Five Below	1,862	73,605
Foot Locker	5,040	337,730
†Francesca’s Holdings	2,660	35,830
GameStop Class A	7,491	321,813
Gap	4,948	188,865
†Genesco	1,601	105,714
GNC Holdings	6,414	285,295
Group 1 Automotive	1,931	175,393
Guess	5,646	108,234
Haverty Furniture	1,870	40,429
†Hibbett Sports	1,445	67,308
Home Depot	12,183	1,353,897
Kirkland’s	1,522	42,418
L Brands	2,542	217,926
Lithia Motors Class A	1,873	211,949
Lowe’s	9,733	651,819
†MarineMax	1,717	40,367
Men’s Wearhouse	3,530	226,167
Monro Muffler Brake	1,612	100,202
Nu Skin Enterprises Class A	3,550	167,311
†Office Depot	29,000	251,140
†O’Reilly Automotive	1,041	235,245
Outerwall	714	54,343
Penske Automotive Group	7,643	398,277
†Pep Boys-Manny Moe & Jack	4,889	59,988
Pier 1 Imports	4,414	55,749
Rent-A-Center	4,820	136,647
†Restoration Hardware Holdings	1,226	119,694
Ross Stores	4,232	205,718
†Rush Enterprises Class B	1,223	29,352
†Sally Beauty Holdings	3,951	124,773
†Select Comfort	3,859	116,040
Shoe Carnival	3,379	97,518
Signet Jewelers	2,416	309,828
Sonic Automotive Class A	3,777	90,006
Stage Stores	2,878	50,451
Staples	9,723	148,859
Stein Mart	2,840	29,735
†Systemax	1,538	13,288
Tiffany	1,351	124,022
TJX	6,177	408,732
Tractor Supply	1,809	162,701
†Ulta Salon Cosmetics & Fragrance	671	103,636

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Urban Outfitters	7,951	$278,285
†Vista Outdoor	2,507	112,564
†Vitamin Shoppe	2,465	91,871
†West Marine	1,342	12,937
Williams-Sonoma	1,572	129,328
Winmark	403	39,696
†Zumiez	2,545	67,773

		13,481,560

Technology Hardware, Storage & Peripherals–3.07%
Apple	62,965	7,897,385
Diebold	3,866	135,310
†Dot Hill Systems	5,966	36,512
†Electronics For Imaging	3,107	135,186
EMC	33,238	877,151
Hewlett-Packard	43,121	1,294,061
†Imation	2,989	12,135
†Kulicke & Soffa Industries	6,979	81,724
Lexmark International Class A	5,845	258,349
†NCR	9,016	271,382
NetApp	7,818	246,736
†ON Semiconductor	22,104	258,396
†QLogic	5,955	84,501
SanDisk	2,380	138,564
Seagate Technology	4,482	212,895
†Sigma Designs	1,840	21,951
†Super Micro Computer	3,583	105,985
Western Digital	4,548	356,654

		12,424,877

Textiles, Apparel & Luxury Goods–1.05%
Carter’s	2,576	273,829
Coach	7,260	251,269
Columbia Sportswear	2,552	154,294
†Crocs	5,740	84,435
Culp	857	26,567
†Deckers Outdoor	1,734	124,796
†Fossil Group	3,117	216,195
†G-III Apparel Group	2,100	147,735
Hanesbrands	5,334	177,729
†Iconix Brand Group	4,351	108,644
†Kate Spade	2,667	57,447
†lululemon athletica	1,381	90,179
†Madden (Steven)	3,701	158,329
†Michael Kors Holdings	2,604	109,602
Movado Group	1,588	43,130
NIKE Class B	4,914	530,810
Oxford Industries	1,402	122,605
†Perry Ellis International	1,517	36,059
PVH	1,380	158,976
Ralph Lauren	1,541	203,967
†Skechers U.S.A. Class A	4,926	540,826

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Tumi Holdings	3,235	$66,382
†Under Armour Class A	1,499	125,077
†Unifi	2,129	71,322
VF	2,794	194,854
Wolverine World Wide	5,934	169,000

		4,244,058

Thrifts & Mortgage Finance–0.49%
Astoria Financial	7,927	109,313
Bank Mutual	278	2,132
BankFinancial	1,093	12,876
†Beneficial Bancorp	4,148	51,809
†BofI Holding	1,363	144,083
Brookline Bancorp	6,566	74,130
Capitol Federal Financial	11,236	135,281
Dime Community Bancshares	2,814	47,669
EverBank Financial	7,313	143,700
Federal Agricultural Mortgage Class C	554	16,099
First Defiance Financial	445	16,701
†Flagstar Bancorp	2,390	44,167
†HomeStreet	595	13,578
Hudson City Bancorp	2,645	26,133
†Meridian Bancorp	1,929	25,868
†MGIC Investment	3,265	37,156
New York Community Bancorp	9,517	174,922
Northfield Bancorp	3,669	55,218
Northwest Bancshares	8,607	110,342
Oritani Financial	4,301	69,031
†PennyMac Financial Services Class A	159	2,881
Provident Financial Services	5,503	104,502
Radian Group	2,073	38,889
TFS Financial	7,910	133,046
TrustCo Bank	8,844	62,173
United Community Financial	2,433	13,017
United Financial Bancorp	2,907	39,099
†Walker & Dunlop	1,799	48,105
Washington Federal	7,762	181,243
Waterstone Financial	184	2,429
WSFS Financial	1,365	37,333

		1,972,925

Tobacco–0.54%
Altria Group	16,312	797,820
Philip Morris International	10,522	843,549
Reynolds American	4,076	304,295
Universal	2,056	117,850
Vector Group	4,527	106,203

		2,169,717

Trading Companies & Distributors–0.56%
Air Lease	6,351	215,299
Applied Industrial Technologies	2,478	98,253
†Beacon Roofing Supply	3,118	103,580

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†CAI International	1,223	$25,182
Fastenal	3,499	147,588
GATX	3,991	212,122
Grainger (W.W.)	865	204,702
H&E Equipment Services	2,845	56,815
†HD Supply Holdings	2,184	76,833
Kaman	2,612	109,547
MSC Industrial Direct	1,900	132,563
†Rush Enterprises Class A	2,741	71,842
†Stock Building Supply Holdings	1,016	19,863
†TAL International Group	3,138	99,161
Textainer Group Holdings	1,155	30,042
†United Rentals	3,648	319,638
†Veritiv	467	17,027
Watsco	1,109	137,228
†WESCO International	2,662	182,720

		2,260,005

Transportation Infrastructure–0.01%
†Wesco Aircraft Holdings	2,573	38,981

		38,981

Water Utilities–0.10%
American States Water	2,302	86,072
American Water Works	1,904	92,592
Aqua America	4,882	119,560
California Water Service Group	2,902	66,311
Connecticut Water Service	380	12,981
SJW	1,496	45,912

		423,428

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.22%
†Boingo Wireless	459	$3,791
†EchoStar Class A	2,341	113,960
†SBA Communications Class A	1,282	147,392
Shenandoah Telecommunications	2,908	99,541
Spok Holdings	803	13,523
†Sprint	23,025	104,994
Telephone & Data Systems	6,226	183,044
†T-Mobile US	5,065	196,370
†United States Cellular	663	24,975

		887,590

Total Common Stock (Cost $405,120,817)		402,595,372

RIGHTS–0.00%
†@=BioScrip	3,413	0
†Seritage Growth Properties	1,503	0

Total Rights (Cost $5,261)		0

MONEY MARKET FUND–1.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,083,389	4,083,389

Total Money Market Fund (Cost $4,083,389)		4,083,389

TOTAL VALUE OF SECURITIES–100.36% (Cost $409,209,467)	$406,678,761
*LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(1,466,081)

NET ASSETS APPLICABLE TO 40,556,975 SHARES OUTSTANDING–100.00%	$405,212,680

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($404,240,088 / 40,459,592 Shares)	$9.991

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($972,592 / 97,383 Shares)	$9.987

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$405,750,865
Undistributed net investment income	973,428
Accumulated net realized gain on investments	1,019,093
Net unrealized depreciation of investments	(2,530,706)

Total net assets	$405,212,680

†	Non-income producing for the period.

«	Includes $2,743,861 payable for securites purchased and $44 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $574,684, which represents 0.14% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Operations

May 1, 2015* to June 30, 2015 (unaudited)

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,281,872
Foreign tax withheld	(1,159)

1,280,713

EXPENSES:
Management fees	485,653
Accounting and administration expenses	14,002
Professional fees	8,047
Reports and statements to shareholders	3,026
Custodian fees	699
Trustees’ fees and expenses	671
Pricing fees	632
Distribution fees-Service Class	83
Other	161

512,974
Less management fees waived	(205,689)

Total operating expenses	307,285

NET INVESTMENT INCOME	973,428

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	895,164
Futures contracts	123,929

Net realized gain	1,019,093

Net change in unrealized appreciation (depreciation) of investments	(2,530,706)

NET REALIZED AND UNREALIZED LOSS	(1,511,613)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(538,185)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/15* to 6/30/15 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$973,428
Net realized gain	1,019,093
Net change in unrealized appreciation (depreciation)	(2,530,706)

Net decrease in net assets resulting from operations	(538,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	410,569,903
Service Class	1,192,271

411,762,174

Cost of shares redeemed:
Standard Class	(5,809,595)
Service Class	(201,714)

(6,011,309)

Increase in net assets derived from capital share transactions	405,750,865

NET INCREASE IN NET ASSETS	405,212,680
NET ASSETS:
Beginning of period	—

End of period	$405,212,680

Undistributed net investment income	$973,428

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Dimensional U.S. Core Equity 2 Fund
	Standard Class	Service Class
	5/1/15[1]	5/1/15[1]
	to	to
	6/30/15	6/30/15
	(unaudited)	(unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.024	0.021
Net realized and unrealized loss	(0.033)	(0.034)

Total from investment operations	(0.009)	(0.013)

Net asset value, end of period	$9.991	$9.987

Total return[3]	(0.09% )	(0.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$404,240	$973
Ratio of expenses to average net assets	0.46%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	1.01%
Ratio of net investment income to average net assets	1.44%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.14%	0.89%
Portfolio turnover	104%	104%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period ended May 1, 2015* through June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2015* through June 30, 2015.

*	Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.72% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.29% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and the LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the the Fund’s annual operating expenses exceed 0.53% of the average daily net assets for the Standard Class and 0.78% for the Service Class. The agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and the LIAC. During the period ended May 1, 2015* through June 30, 2015, LIAC voluntarily waived $10,078 to offset certain costs in connection with the Fund’s commencement of operations.

Dimensional Fund Advisors LP (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the sub-adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2015* through June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$1,425
Legal	392

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $333 for the period May 1, 2015* through June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$143,382
Distribution fees payable to LFD	73
Printing and mailing fees payable to Lincoln Life	333

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

*	Date of commencement of operations.

3. Investments

For the period May 1, 2015* through June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$809,710,831
Sales	405,514,312

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Cost of investments	$409,209,467

Aggregate unrealized appreciation	$11,513,212
Aggregate unrealized depreciation	(14,043,918)

Net unrealized depreciation	$(2,530,706)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1– inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2– other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3– inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$402,595,372
Money Market Fund	4,083,389
Rights	—

Total	$406,678,761

There were no Level 3 securities at the end of the period.

During the period May 1, 2015* through June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

*	Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/15* to 6/30/15
Shares sold:
Standard Class	41,031,407
Service Class	117,109

41,148,516

Shares redeemed:
Standard Class	(571,815)
Service Class	(19,726)

(591,541)

Net increase	40,556,975

* Date of commencement of operations.

LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge oveall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2015.

The effect of derivative instruments on the Statement of Operation for the period May 1, 2015* through June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$123,929	$—

* Date of commencement of operations.

6. Market Risk

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund

Other Fund Information (unaudited)

On December 9, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met and considered, among other things, the organization and offering of the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser and an investment sub-advisory agreement between LIAC and Dimensional Fund Advisors LP (“Dimensional”) on behalf of the Dimensional Fund (the “Sub-Advisory Agreement”).

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”), and Dimensional prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life, and Dimensional provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of Dimensional, in investment strategies similar to the Fund, advisory fees and the estimated expense ratios of the Fund as compared to the medium, high, average and low fees and expense ratios of funds in a Morningstar peer group, information about the sub-advisory fees, estimated profitability and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and Lincoln Life and LIAC employees to consider the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Dimensional Fund that the Advisory Agreement and Sub-Advisory Agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement and the Sub-Advisory Agreement.

In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC for the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff.

The Board also considered that Lincoln Life would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of Lincoln Life would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. For the Fund, the Board considered information provided by management regarding the Morningstar US Ins Fund Mid-Cap Blend funds peer group. The Board reviewed the Fund’s proposed advisory fee of 0.72% and noted that it was the same as the median advisory fee of the Morningstar peer group. The Board considered that LIAC proposed to implement an advisory fee waiver and expense limitation for the Fund through April 30, 2016. In light of the nature, quality and extent of services to be provided by LIAC, the Board concluded that the Fund’s investment management fee was reasonable.

Performance. With respect to performance, the Board considered that the Fund had not yet commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated profitability of LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated costs.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund.

Fallout Benefits. The Board reviewed materials provided by LIAC and Lincoln Life as to benefits LIAC and its affiliates may receive because of its relationship with the Funds, including the Fund. Lincoln Life insurance companies receive 12b-1 fees which are then paid out in commissions to registered representatives who sell registered annuity and life products. These 12b-1 fees are paid by the Funds through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Funds. Lincoln Life serves as the administrator for the Funds for which it is separately reimbursed. The Board also noted that the Lincoln Life insurance companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Funds by the Lincoln Life insurance companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Funds when it bargains together with the Funds for certain services. Initial premiums received by Lincoln Life insurance companies are credited with interest until the policy is issued and the premium allocated to the Funds, and subsequently received premiums are allocated to the Funds as received.

LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund

Other Fund Information (continued)

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services to be provided by Dimensional under the Sub-Advisory Agreement. The Board reviewed the services to be provided by Dimensional, the backgrounds of the investment professionals at Dimensional and the reputation, resources and investment approach of Dimensional. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services to be provided by Dimensional were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-advisory Fees. With respect to the sub-advisory fee to be paid to Dimensional, the Board considered that the rate of the proposed sub-advisory fee was negotiated between LIAC and Dimensional and concluded the proposed sub-advisory fee was reasonable.

Profitability, Economies of Scale and Fallout Benefits. The Board considered that the Fund had not commenced operations and had no assets. The Board noted that the sub-advisory fee schedule was negotiated between LIAC and Dimensional. The Board reviewed materials provided by Dimensional and noted that Dimensional expects to receive benefits from its relationship with the Funds associated with a general increase in assets under management.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the Advisory Agreement and the Sub-Advisory Agreement are fair and reasonable and that approval of each Agreement is in the best interests of the Fund.

LVIP Dimensional U.S. Core Equity 2 Fund–33

LVIP Franklin Mutual Shares VIP Managed Volatility Fund (formerly LVIP Franklin Mutual Shares VIP RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Franklin Mutual Shares VIP

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,008.70	0.05%	$0.25
Service Class Shares	1,000.00	1,007.00	0.40%	1.99

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.55	0.05%	$0.25
Service Class Shares	1,000.00	1,022.81	0.40%	2.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–1

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

AS of June 30, 2015

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.19%
Equity Fund	92.84%
Money Market Fund	7.35%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%	)
Total Net Assets	100.00%

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–2

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.19%
Equity Fund–92.84%
❖Franklin Templeton Variable Insurance Products Trust–Mutual Shares VIP Fund	5,395,743	$ 126,314,333

		126,314,333

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–7.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,002,414	$ 10,002,414

		10,002,414

Total Investment Companies (Cost $134,063,327)		136,316,747

TOTAL VALUE OF SECURITIES–100.19% (Cost $134,063,327)	136,316,747
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(258,600)

NET ASSETS APPLICABLE TO 13,097,131 SHARES OUTSTANDING–100.00%	$136,058,147

NET ASSET VALUE PER SHARE–LVIP FRANKLIN MUTUAL SHARES VIP MANAGED VOLATILITY FUND STANDARD CLASS ($43,692 / 4,199 Shares)	$10.405

NET ASSET VALUE PER SHARE–LVIP FRANKLIN MUTUAL SHARES VIP MANAGED VOLATILITY FUND SERVICE CLASS ($136,014,455 / 13,092,932 Shares)	$10.388

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$136,863,369
Accumulated net investment loss	(224,724)
Accumulated net realized loss on investments	(2,652,129)
Net unrealized appreciation of investments and derivatives.	2,071,631

Total net assets	$136,058,147

❖	Class 1 shares.

«

Includes $555,623 cash pledged as collateral for futures contracts, $68,424 payable for investment companies shares redeemed and $845,582 payable for investment companies shares purchased as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
78 E-mini S&P 500 Index	$8,193,949	$8,012,160	9/21/15	$(181,789)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–3

LVIP Franklin Mutual Shares VIP Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$379

EXPENSES:
Management fees	369,454
Distribution fees-Service Class	198,883
Accounting and administration expenses	38,477
Professional fees	10,668
Reports and statements to shareholders	4,314
Custodian fees	1,232
Trustees’ fees and expenses	1,168
Pricing fees	110
Consulting fees	30
Other	176

624,512
Less management fees waived	(369,454)
Less expenses reimbursed	(27,756)

Total operating expenses	227,302

NET INVESTMENT LOSS	(226,923)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in investment companies	(93,526)
Futures contracts	(1,092,346)

Net realized loss	(1,185,872)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	1,733,791
Futures contracts	14,875

Net change in unrealized appreciation (depreciation)	1,748,666

NET REALIZED AND UNREALIZED GAIN	562,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$335,871

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	1/2/14* to 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(226,923)	$1,058,217
Net realized loss	(1,185,872)	(1,466,257)
Net change in unrealized appreciation (depreciation)	1,748,666	322,965

Net increase (decrease) in net assets resulting from operations	335,871	(85,075)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(451)
Service Class	—	(1,060,145)

	—	(1,060,596)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,638	120,191
Service Class	60,568,702	107,116,501
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	451
Service Class	—	1,060,145

	60,582,340	108,297,288

Cost of shares redeemed:
Standard Class	(101)	(95,303)
Service Class	(18,569,091)	(13,347,186)

	(18,569,192)	(13,442,489)

Increase in net assets derived from capital share transactions	42,013,148	94,854,799

NET INCREASE IN NET ASSETS	42,349,019	93,709,128
NET ASSETS:
Beginning of period	93,709,128	—

End of period	$136,058,147	$93,709,128

Undistributed (accumulated) net investment income (loss)	$ (224,724)	$2,199

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–4

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	1/2/14[2] to 12/31/14

Net asset value, beginning of period	$ 10.315	$ 10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.003)	0.292
Net realized and unrealized gain	0.093	0.179
Total from investment operations	0.090	0.471

Less dividends and distributions from:
Net investment income	—	(0.156)
Total dividends and distributions	—	(0.156)

Net asset value, end of period	$ 10.405	$ 10.315

Total return[4]	0.87%	4.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 44	$ 30
Ratio of expenses to average net assets[5]	0.05%	0.05%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly[5]	0.75%	0.81%
Ratio of net investment income (loss) to average net assets	(0.05%)	2.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.75%)	2.08%
Portfolio turnover	11%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–5

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	1/2/14[2] to 12/31/14

Net asset value, beginning of period	$ 10.316	$ 10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)	0.261
Net realized and unrealized gain	0.093	0.173
Total from investment operations	0.072	0.434

Less dividends and distributions from:
Net investment income	—	(0.118)
Total dividends and distributions	—	(0.118)

Net asset value, end of period	$ 10.388	$ 10.316

Total return[4]	0.70%	4.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 136,014	$ 93,679
Ratio of expenses to average net assets[5]	0.40%	0.40%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly[5]	1.10%	1.16%
Ratio of net investment income (loss) to average net assets	(0.40%)	2.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(1.10%)	1.73%
Portfolio turnover	11%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–6

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Franklin Mutual Shares VIP Managed Volatility Fund (formerly LVIP Franklin Mutual Shares VIP RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Mutual Shares VIP Fund, a series of Franklin Templeton Variable Insurance Products Trust (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Mutual Shares VIP Fund, which is advised by an unaffiliated adviser, invests primarily in U.S. and foreign stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–7

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive its advisory fee. The waiver amount is 0.65% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.05% of average daily net assets for the Standard Class and 0.40% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$ 2,366
Legal	650

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $3,386 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,403 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from, liabilities payable, and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$7,144
Distribution fees payable to LFD	38,164
Printing and mailing fees payable to Lincoln Life	46

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 24.17% of the Fund’s Standard Class shares.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$48,119,688
Sales	11,422,656

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–8

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$134,063,327

Aggregate unrealized appreciation	$2,253,420
Aggregate unrealized depreciation	—

Net unrealized appreciation	$2,253,420

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$388,458	$300,688	$689,146

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$136,316,747

Futures Contracts	$(181,789)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–9

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	1/2/14* to 12/31/14
Shares sold:
Standard Class	1,277	11,889
Service Class	5,777,691	10,254,491
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	44
Service Class	—	101,928

	5,778,968	10,368,352

Shares redeemed:
Standard Class	(9)	(9,002)
Service Class	(1,765,642)	(1,275,536)

	(1,765,651)	(1,284,538)

Net increase	4,013,317	9,083,814

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(181,789)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,092,346)	$14,875

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–10

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$6,180,360	$2,201,012

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–11

LVIP Franklin Templeton Multi-Asset Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Franklin Templeton Multi-Asset

Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,017.10	0.57%	$2.85
Service Class Shares	1,000.00	1,015.90	0.82%	4.10

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.97	0.57%	$2.86
Service Class Shares	1,000.00	1,020.73	0.82%	4.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Security Type/SectorAllocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2015

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	30.23%
U.S. Markets	14.34%
Aerospace & Defense	0.15%
Air Freight & Logistics	0.12%
Automobiles	0.17%
Banks	1.07%
Biotechnology	0.98%
Capital Markets	0.28%
Communications Equipment	0.12%
Consumer Finance	0.30%
Diversified Financial Services	0.21%
Electronic Equipment, Instruments & Components	0.18%
Energy Equipment & Services	0.58%
Food & Staples Retailing	0.48%
Health Care Equipment & Supplies	0.32%
Insurance	0.29%
Internet Software & Services	0.24%
Machinery	0.22%
Media	0.82%
Metals & Mining	0.24%
Multiline Retail	0.46%
Oil, Gas & Consumable Fuels	0.32%
Pharmaceuticals	1.04%
Real Estate Investment Trusts	4.78%
Semiconductors & Semiconductor Equipment	0.22%
Software	0.47%
Specialty Retail	0.28%

Developed Markets	13.48%
Aerospace & Defense	0.18%
Airlines	0.14%
Auto Components	0.21%
Automobiles	0.61%
Banks	1.88%
Beverages	0.28%
Building Products	0.24%
Capital Markets	0.30%
Chemicals	0.27%
Commercial Services & Supplies	0.06%
Construction Materials	0.46%
Containers & Packaging	0.14%
Diversified Financial Services	0.52%
Diversified Telecommunication Services	0.83%
Electrical Equipment	0.23%
Energy Equipment & Services	0.45%
Food & Staples Retailing	0.33%
Health Care Equipment & Supplies	0.18%
Industrial Conglomerates	0.21%
Insurance	0.87%
Life Sciences Tools & Services	0.14%

Security Type/Sector	Percentage of Net Assets
Media	0.29%
Multiline Retail	0.25%
Oil, Gas & Consumable Fuels	1.19%
Pharmaceuticals	2.02%
Semiconductors & Semiconductor Equipment	0.13%
Specialty Retail	0.18%
Technology Hardware, Storage & Peripherals	0.18%
Textiles, Apparel & Luxury Goods	0.16%
Trading Companies & Distributors	0.11%
Wireless Telecommunication Services	0.44%
Emerging Markets	2.41%
Auto Components	0.09%
Banks	0.36%
Diversified Telecommunication Services	0.24%
Health Care Providers & Services	0.18%
Insurance	0.23%
Machinery	0.30%
Metals & Mining	0.29%
Oil, Gas & Consumable Fuels	0.13%
Semiconductors & Semiconductor Equipment	0.59%

Exchange-Traded Funds	3.91%

Investment Companies	52.03%

Money Market Fund	13.93%

Total Value of Securities	100.10%

Liabilities Net of Receivables and Other Assets	(0.10%	)

Total Net Assets	100.00%

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Franklin Focused Core Equity Fund	12.54%
Templeton Global Bond Fund	8.52%
Franklin Mutual European Fund	6.64%
Franklin Growth Fund	5.99%
Franklin Total Return Fund	4.96%
Franklin Strategic Series - Franklin Strategic
Income Fund	4.85%
Franklin Rising Dividends Fund	4.71%
Franklin US Government Securities Fund	3.02%
WisdomTree Japan Hedged Equity Fund	2.54%
WisdomTree Europe Hedged Equity Fund	1.37%
Total	55.14%

Geography	Percentage of Net Assets
Brazil	0.03%
China	1.04%
France	2.12%
Germany	1.60%
Hong Kong	0.40%
Ireland	0.28%
Israel	0.39%
Italy	0.48%
Japan	1.32%
Netherlands	0.80%
Norway	0.42%
Portugal	0.17%
Republic of Korea	0.94%
Russia	0.12%
Singapore	0.49%
Spain	0.29%
Sweden	0.18%
Switzerland	1.14%
Taiwan	0.09%
Thailand	0.18%
United Kingdom	3.40%
United States	70.29%
Total	86.17%

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–30.23%
U.S. MARKETS–14.34%
Aerospace & Defense–0.15%
Rockwell Collins	180	$16,623

		16,623

Air Freight & Logistics–0.12%
United Parcel Service Class B	140	13,567

		13,567

Automobiles–0.17%
General Motors	580	19,331

		19,331

Banks–1.07%
Citigroup	930	51,373
JPMorgan Chase	770	52,175
SunTrust Banks	380	16,348

		119,896

Biotechnology–0.98%
Amgen	310	47,591
Gilead Sciences	450	52,686
†Isis Pharmaceuticals	180	10,359

		110,636

Capital Markets–0.28%
Morgan Stanley	810	31,420

		31,420

Communications Equipment–0.12%
Cisco Systems	480	13,181

		13,181

Consumer Finance–0.30%
Capital One Financial	380	33,429

		33,429

Diversified Financial Services–0.21%
Voya Financial	520	24,164

		24,164

Electronic Equipment, Instruments & Components–0.18%
†Knowles	1,110	20,091

		20,091

Energy Equipment & Services–0.58%
Baker Hughes	320	19,744
Halliburton	690	29,718
Noble	1,020	15,698

		65,160

Food & Staples Retailing–0.48%
CVS Health	350	36,708
Walgreens Boots Alliance	210	17,732

		54,440

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–0.32%
Medtronic	480	$ 35,568

		35,568

Insurance–0.29%
American International Group	530	32,765

		32,765

Internet Software & Services–0.24%
†Google Class A	50	27,002

		27,002

Machinery–0.22%
Stanley Black & Decker	240	25,258

		25,258

Media–0.82%
Comcast Class A Special	740	44,356
†News Class A	1,520	22,177
Twenty-First Century Fox Class A	800	26,036

		92,569

Metals & Mining–0.24%
Allegheny Technologies	890	26,878

		26,878

Multiline Retail–0.46%
Macy’s	540	36,434
Target	190	15,510

		51,944

Oil, Gas & Consumable Fuels–0.32%
Apache.	250	14,407
Chesapeake Energy	1,010	11,282
Chevron	110	10,612

		36,301

Pharmaceuticals–1.04%
†Allergan	228	69,189
Merck	220	12,525
Pfizer	1,060	35,542

		117,256

Real Estate Investment Trusts–4.78%
Alexandria Real Estate Equities	400	34,984
Boston Properties	200	24,208
Brixmor Property Group	700	16,191
Duke Realty	1,100	20,427
Equity Lifestyle Properties	400	21,032
Equity Residential	700	49,119
Essex Property Trust	200	42,500
Extra Space Storage	600	39,132
First Industrial Realty Trust	900	16,857
General Growth Properties	1,800	46,188
Kilroy Realty	400	26,860

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	1,200	$ 51,456
Realty Income	700	31,073
Regency Centers	400	23,592
Sabra Health Care REIT	800	20,592
Simon Property Group	260	44,985
Vornado Realty Trust	300	28,479

		537,675

Semiconductors & Semiconductor Equipment–0.22%
Applied Materials	1,260	24,217

		24,217

Software–0.47%
Microsoft	1,210	53,421

		53,421

Specialty Retail–0.28%
Foot Locker	470	31,495

		31,495

Total U.S. Markets (Cost $1,482,106)		1,614,287

§DEVELOPED MARKETS–13.48%
Aerospace & Defense–0.18%
BAE Systems	2,880	20,416

		20,416

Airlines–0.14%
†Deutsche Lufthansa	1,220	15,724

		15,724

Auto Components–0.21%
Cie Generale des Etablissements Michelin	230	24,092

		24,092

Automobiles–0.61%
Nissan Motor	3,900	40,645
Toyota Motor ADR	213	28,489

		69,134

Banks–1.88%
Barclays	4,000	16,371
BNP Paribas	670	40,433
Credit Agricole	2,010	29,882
DBS Group Holdings	1,000	15,364
HSBC Holdings	4,000	36,200
Lloyds Banking Group	21,620	28,954
Standard Chartered	980	15,689
UniCredit	4,218	28,322

		211,215

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages–0.28%
Suntory Beverage & Food	800	$31,878

		31,878

Building Products–0.24%
Cie de Saint-Gobain	590	26,478

		26,478

Capital Markets–0.30%
Credit Suisse Group	1,210	33,262

		33,262

Chemicals–0.27%
Akzo Nobel	420	30,551

		30,551

Commercial Services & Supplies–0.06%
Serco Group	3,460	6,414

		6,414

Construction Materials–0.46%
CRH	1,120	31,604
HeidelbergCement	250	19,818

		51,422

Containers & Packaging–0.14%
Rexam	1,840	15,957

		15,957

Diversified Financial Services–0.52%
Deutsche Boerse	300	24,824
ING Groep CVA	2,040	33,670

		58,494

Diversified Telecommunication Services–0.83%
Singapore Telecommunications	9,000	28,136
Telefonica	2,317	32,923
Telenor	1,500	32,863

		93,922

Electrical Equipment–0.23%
†ABB	1,250	26,179

		26,179

Energy Equipment & Services–0.45%
Petrofac	1,340	19,484
†Subsea 7	1,440	14,094
Technip	270	16,706

		50,284

Food & Staples Retailing–0.33%
METRO	540	17,019
Tesco	5,850	19,535

		36,554

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Health Care Equipment & Supplies–0.18%
Getinge Class B	830	$19,968

		19,968

Industrial Conglomerates–0.21%
Siemens ADR	129	13,097
Toshiba	3,000	10,324

		23,421

Insurance–0.87%
AIA Group	2,200	14,404
Aviva	3,750	29,016
AXA	1,160	29,255
NN Group	400	11,240
Swiss Re	160	14,162

		98,077

Life Sciences Tools & Services–0.14%
†QIAGEN	660	16,208

		16,208

Media–0.29%
Sky	1,980	32,259

		32,259

Multiline Retail–0.25%
Marks & Spencer Group	3,380	28,463

		28,463

Oil, Gas & Consumable Fuels–1.19%
BP ADR	768	30,689
Eni	1,418	25,158
Galp Energia	1,650	19,345
Kunlun Energy	12,000	12,215
Royal Dutch Shell Class B	510	14,479
TOTAL	670	32,533

		134,419

Pharmaceuticals–2.02%
Bayer	250	34,980
GlaxoSmithKline	1,470	30,543
Merck	240	23,906
Novartis	130	12,814
Roche Holding	150	42,037
Sanofi	400	39,336
Teva Pharmaceutical Industries ADR	747	44,148

		227,764

Semiconductors & Semiconductor Equipment–0.13%
Infineon Technologies ADR	1,200	15,024

		15,024

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Specialty Retail–0.18%
Kingfisher	3,760	$ 20,516

		20,516

Technology Hardware, Storage & Peripherals–0.18%
Konica Minolta	1,700	19,857

		19,857

Textiles, Apparel & Luxury Goods–0.16%
†Michael Kors Holdings	430	18,099

		18,099

Trading Companies & Distributors–0.11%
Noble Group	21,000	11,852

		11,852

Wireless Telecommunication Services–0.44%
SoftBank Group	300	17,678
Vodafone Group ADR	879	32,040

		49,718

Total Developed Markets

(Cost $1,662,773)		1,517,621

×EMERGING MARKETS–2.41%
Auto Components–0.09%
Hyundai Mobis	52	9,846

		9,846

Banks–0.36%
Bangkok Bank NVDR	3,900	20,538
Hana Financial Group	553	14,349
KB Financial Group ADR	168	5,522

		40,409

Diversified Telecommunication Services–0.24%
China Telecom	46,000	27,002

		27,002

Health Care Providers & Services–0.18%
Sinopharm Group	4,400	19,555

		19,555

Insurance–0.23%
China Life Insurance	6,000	26,124

		26,124

Machinery–0.30%
CSR	15,300	23,489
Weichai Power	3,000	10,005

		33,494

Metals & Mining–0.29%
MMC Norilsk Nickel OJSC ADR	804	13,563
POSCO ADR	394	19,341

		32,904

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels–0.13%
China Shenhua Energy	5,000	$11,404
†Petroleo Brasileiro ADR	391	3,190

		14,594

Semiconductors & Semiconductor Equipment–0.59%
Samsung Electronics GDR	100	56,838
Taiwan Semiconductor Manufacturing ADR.	432	9,811

		66,649

Total Emerging Markets (Cost $273,937)		270,577

Total Common Stock (Cost $3,418,816)		3,402,485

EXCHANGE-TRADED FUNDS–3.91%
WisdomTree Europe Hedged Equity Fund	2,500	153,975
WisdomTree Japan Hedged Equity Fund	5,000	286,000

Total Exchange-Traded Funds (Cost $385,927)		439,975

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–52.03%
²Franklin Focused Core Equity Fund	91,183	$ 1,411,507
²Franklin Growth Fund	8,720	673,727
²Franklin Mutual European Fund	33,840	747,856
²Franklin Rising Dividends Fund	10,274	530,435
²Franklin Strategic Series - Franklin Growth Opportunities Fund	2,524	89,848
²Franklin Strategic Series - Franklin Strategic Income Fund	55,529	546,401
²Franklin Total Return Fund	56,090	558,098
²Franklin US Government Securities Fund	52,713	339,473
²Templeton Global Bond Fund	78,564	959,269

Total Investment Companies (Cost $5,791,892)		5,856,614

MONEY MARKET FUND–13.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,567,446	1,567,446

Total Money Market Fund (Cost $1,567,446)		1,567,446

TOTAL VALUE OF SECURITIES–100.10% (Cost $11,164,081)	11,266,520
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(11,143)

NET ASSETS APPLICABLE TO 1,114,311 SHARES OUTSTANDING–100.00%	$11,255,377

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND STANDARD CLASS ($1,068,003 / 105,616 Shares)	$10.112

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND SERVICE CLASS ($10,187,374 / 1,008,695 Shares)	$10.100

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$11,147,517
Undistributed net investment income	67,368
Accumulated net realized loss on investments	(45,827)
Net unrealized appreciation of investments and derivatives.	86,319

TOTAL NET ASSETS	$11,255,377

²	Class R-6 shares.

†	Non-income producing for the period.

«	Includes $31 payable for fund shares redeemed at June 30, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

The following foreign currency exchange contract and swap contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR	(494)	USD	549	7/1/15	$(1)

Index Swap Contracts

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$725,000	5/26/16	Agreement with Barclays to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.70%	$(14,906)
$256,000	4/25/16	Agreement with Societe Generale to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.68%	29

			$(14,877)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CVA–Dutch Certificate

EUR–European Monetary Unit

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

REIT–Real Estate Investment Trust

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Multi-Asset

Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$111,071
Foreign tax withheld	(3,310)

107,761

EXPENSES:
Management fees	41,400
Pricing fees	24,025
Distribution fees-Service Class	12,465
Professional fees	11,401
Reports and statements to shareholders	3,067
Custodian fees	1,868
Accounting and administration expenses	1,226
Trustees’ fees and expenses	88
Consulting fees	3
Other	470

96,013
Less management fees waived	(15,456)
Less expenses reimbursed	(36,628)

Total operating expenses	43,929

NET INVESTMENT INCOME	63,832

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(16,211)
Foreign currencies	(1,233)
Foreign currency exchange contracts	1,308
Swap contracts	(49,319)

Net realized loss	(65,455)

Net change in unrealized appreciation (depreciation) of:
Investments	168,266
Foreign currencies	149
Foreign currency exchange contracts	(1)
Swap contracts	5,582

Net change in unrealized appreciation (depreciation)	173,996

NET REALIZED AND UNREALIZED GAIN	108,541

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,373

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset

Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	5/1/14* to 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$63,832	$151,923
Net realized gain (loss)	(65,455)	34,484
Net change in unrealized appreciation (depreciation)	173,996	(87,677)

Net increase in net assets resulting from operations	172,373	98,730

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(18,156)
Service Class	—	(150,713)

	—	(168,869)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	143	1,055,409
Service Class	370,535	9,591,708
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	18,156
Service Class	—	150,710

	370,678	10,815,983

Cost of shares redeemed:
Standard Class	(4,515)	(12,498)
Service Class	(13,441)	(3,064)

	(17,956)	(15,562)

Increase in net assets derived from capital share transactions	352,722	10,800,421

NET INCREASE IN NET ASSETS	525,095	10,730,282
NET ASSETS:
Beginning of period	10,730,282	—

End of period	$11,255,377	$10,730,282

Undistributed net investment income	$67,368	$3,536

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$ 9.938	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.070	0.165
Net realized and unrealized gain (loss)	0.104	(0.053)

Total from investment operations	0.174	0.112
Less dividends and distributions from:
Net investment income	—	(0.174)

Total dividends and distributions	—	(0.174)

Net asset value, end of period	$10.112	$ 9.938

Total return[4]	1.71%	1.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,068	$ 1,054
Ratio of expenses to average net assets	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	1.51%	1.33%
Ratio of net investment income to average net assets	1.38%	2.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.44%	1.68%
Portfolio turnover	36%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–10

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$ 9.938	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.057	0.148
Net realized and unrealized gain (loss)	0.105	(0.053)
Total from investment operations	0.162	0.095
Less dividends and distributions from:
Net investment income.	—	(0.157)
Total dividends and distributions.	—	(0.157)

Net asset value, end of period	$10.100	$ 9.938

Total return[4]	1.59%	0.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,187	$ 9,676
Ratio of expenses to average net assets	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed	1.76%	1.58%
Ratio of net investment income to average net assets	1.13%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed.	0.19%	1.43%
Portfolio turnover	36%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–11

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Index swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax return for the open tax year (December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–12

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gains distributions from investment companies are recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.28% of the average daily net assets of the Fund’s advisory fee. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.57% of the average daily net assets for the Standard Class and 0.82% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Franklin Advisers, Inc. (Franklin) (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, fees for these administrative and legal services amounted as follows:

Administrative	$171
Legal	47

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $113 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD),

LVIP Franklin Templeton Multi-Asset Opportunities Fund–13

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$17,552
Management fees payable to LIAC	4,376
Distribution fees payable to LFD	2,105
Printing and mailing fees payble to Lincoln Life	97

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life owned 96.34% of the Standard Class and 90.63% of the Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$4,235,869
Sales	3,378,001

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$11,164,081

Aggregate unrealized appreciation	$596,395
Aggregate unrealized depreciation	(493,956)

Net unrealized depreciation	$102,439

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$16,623	$—	$16,623
Air Freight & Logistics	13,567	—	13,567
Automobiles.	19,331	—	19,331
Banks	119,896	—	119,896
Biotechnology	110,636	—	110,636

LVIP Franklin Templeton Multi-Asset Opportunities Fund–14

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Capital Markets	$31,420	$—	$31,420
Communications Equipment	13,181	—	13,181
Consumer Finance	33,429	—	33,429
Diversified Financial Services	24,164	—	24,164
Electronic Equipment, Instruments & Components.	20,091	—	20,091
Energy Equipment & Services	65,160	—	65,160
Food & Staples Retailing	54,440	—	54,440
Health Care Equipment & Supplies	35,568	—	35,568
Insurance	32,765	—	32,765
Internet Software & Services	27,002	—	27,002
Machinery	25,258	—	25,258
Media	92,569	—	92,569
Metals & Mining	26,878	—	26,878
Multiline Retail	51,944	—	51,944
Oil, Gas & Consumable Fuels	36,301	—	36,301
Pharmaceuticals	117,256	—	117,256
Real Estate Investment Trusts	537,675	—	537,675
Semiconductors & Semiconductor Equipment	24,217	—	24,217
Software	53,421	—	53,421
Specialty Retail	31,495	—	31,495
Developed Markets
Aerospace & Defense	20,416	—	20,416
Airlines	15,724	—	15,724
Auto Components	24,092	—	24,092
Automobiles.	69,134	—	69,134
Banks	211,215	—	211,215
Beverages	31,878	—	31,878
Building Products.	26,478	—	26,478
Capital Markets	33,262	—	33,262
Chemicals	30,551	—	30,551
Commercial Services & Supplies	6,414	—	6,414
Construction Materials	51,422	—	51,422
Containers & Packaging	15,957	—	15,957
Diversified Financial Services	58,494	—	58,494
Diversified Telecommunication Services	93,922	—	93,922
Electrical Equipment	26,179	—	26,179
Energy Equipment & Services	50,284	—	50,284
Food & Staples Retailing	36,554	—	36,554
Health Care Equipment & Supplies	19,968	—	19,968
Industrial Conglomerates	23,421	—	23,421
Insurance	98,077	—	98,077
Life Sciences Tools & Services	16,208	—	16,208
Media	32,259	—	32,259
Multiline Retail	28,463	—	28,463
Oil, Gas & Consumable Fuels	134,419	—	134,419
Pharmaceuticals	227,764	—	227,764
Semiconductors & Semiconductor Equipment	15,024	—	15,024
Specialty Retail	20,516	—	20,516
Technology Hardware, Storage & Peripherals	19,857	—	19,857
Textiles, Apparel & Luxury Goods	18,099	—	18,099
Trading Companies & Distributors	11,852	—	11,852
Wireless Telecommunication Services	49,718	—	49,718
Emerging Markets
Auto Components	9,846	—	9,846
Banks	40,409	—	40,409

LVIP Franklin Templeton Multi-Asset Opportunities Fund–15

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Diversified Telecommunication Services	$27,002	$—	$27,002
Health Care Providers & Services	19,555	—	19,555
Insurance	26,124	—	26,124
Machinery	33,494	—	33,494
Metals & Mining	32,904	—	32,904
Oil, Gas & Consumable Fuels	14,594	—	14,594
Semiconductors & Semiconductor Equipment	9,811	56,838	66,649
Exchange-Traded Funds	439,975	—	439,975
Investment Companies	5,856,614	—	5,856,614
Money Market Fund	1,567,446	—	1,567,446

Total	$11,209,682	$56,838	$11,266,520

Foreign Currency Exchange Contracts	$—	$(1)	$(1)

Swap Contracts	$—	$(14,877)	$(14,877)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	5/1/14* to 12/31/14
Shares sold:
Standard Class	14	105,467
Service Class	36,300	958,908
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,820
Service Class	—	15,104

	36,314	1,081,299

Shares redeemed:
Standard Class	(449)	(1,236)
Service Class	(1,315)	(302)

	(1,764)	(1,538)

Net increase	34,550	1,079,761

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–16

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts–The Fund enters into index swap contracts in the normal course of pursuing its investment objective and strategies. Index Swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$ (1)
Equity contracts (Index Swap contracts)	Liabilities net of receivables and other assets	29	Liabilities net of receivables and other assets	(14,906)

Total		$29		$(14,907)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain from foreign currency exchange contracts and net unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 1,308	$ (1)
Equity contracts (Index Swap contracts)	Net realized loss from swap contracts and net unrealized appreciation (depreciation) of swap contracts	(49,319)	5,582

Total		$(48,011)	$5,581

LVIP Franklin Templeton Multi-Asset Opportunities Fund–17

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 1,077	$517
Index Swap contracts (average notional value)	999,782	—

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Barclays Bank	$—	$(14,906)	$(14,906)
Societe Generale	29	—	29

Total	$29	$(14,906)	$(14,877)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Barclays Bank	$(14,906)	$—	$—	$—	$—	$(14,906)
Societe Generale	29	—	—	—	—	29

Total	$(14,877)	$—	$—	$—	$—	$(14,877)

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were

LVIP Franklin Templeton Multi-Asset Opportunities Fund–18

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

no direct real estate holdings during the period ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–19

LVIP Global Allocation Managed Risk Funds

(formerly LVIP Managed Risk Profile Funds)

LVIP Global Conservative Allocation Managed Risk Fund

(formerly LVIP Managed Risk Profile Conservative Fund)

LVIP Global Moderate Allocation Managed Risk Fund

(formerly LVIP Managed Risk Profile Moderate Fund)

LVIP Global Growth Allocation Managed Risk Fund

(formerly LVIP Managed Risk Profile Growth Fund)

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP Global Allocation Managed Risk Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP Global Conservative Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,015.10	0.27%	$1.35
Service Class Shares	1,000.00	1,013.80	0.52%	2.60

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

LVIP Global Moderate Allocation Managed

Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,016.20	0.27%	$1.35
Service Class Shares	1,000.00	1,015.00	0.52%	2.60

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

LVIP Global Growth Allocation Managed

Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,014.40	0.27%	$1.35
Service Class Shares	1,000.00	1,013.10	0.52%	2.60

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying

LVIP Global Allocation Managed Risk Funds–1

LVIP Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (continued)

Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Global Allocation Managed Risk Funds–2

LVIP Global Allocation Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2015

LVIP Global Conservative Allocation Managed

Risk Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	88.75%
Equity Funds	20.88%
Fixed Income Funds	56.40%
International Equity Funds	9.52%
International Fixed Income Fund	1.95%
Unaffiliated Investment Companies	10.76%
Equity Funds	3.32%
Fixed Income Funds	3.21%
International Equity Fund	1.93%
Money Market Fund	2.30%
Total Value of Securities	99.51%
Receivables and Other Assets Net of Liabilities	0.49%
Total Net Assets	100.00%

LVIP Global Moderate Allocation Managed

Risk Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	91.46%
Equity Funds	31.86%
Fixed Income Funds	36.75%
International Equity Funds	19.93%
International Fixed Income Fund	2.92%
Unaffiliated Investment Companies	7.99%
Commodity Fund	1.01%
Equity Fund	0.97%
Fixed Income Funds	1.25%
International Equity Fund	1.92%
Money Market Fund	2.84%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

LVIP Global Growth Allocation Managed

Risk Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	92.09%
Equity Funds	39.45%
Fixed Income Funds	27.03%
International Equity Funds	22.70%
International Fixed Income Fund	2.91%
Unaffiliated Investment Companies	7.40%
Commodity Fund	1.00%
Equity Fund	0.96%
Fixed Income Fund	0.18%
International Equity Fund	1.92%
Money Market Fund	3.34%
Total Value of Securities	99.49%
Receivables and Other Assets Net of Liabilities	0.51%
Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds–3

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–88.75%
Equity Funds–20.88%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	877,064	$14,275,966
LVIP SSgA Mid-Cap Index Fund	5,448,180	57,287,609
LVIP SSgA S&P 500 Index Fund	12,102,936	179,305,004
LVIP SSgA Small-Cap Index Fund	2,055,454	58,035,749

		308,904,328

Fixed Income Funds–56.40%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	4,222,677	43,679,369
LVIP Delaware Bond Fund	40,196,043	559,488,723
LVIP Delaware Diversified Floating Rate Fund	2,865,540	28,913,300
LVIP JPMorgan High Yield Fund	5,061,046	57,468,178
LVIP PIMCO Low Duration Bond Fund	7,191,565	72,541,321
LVIP SSgA Bond Index Fund	6,344,234	72,336,950

		834,427,841

International Equity Funds–9.52%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	1,935,906	28,190,669
LVIP Mondrian International Value Fund	1,568,570	27,995,832
LVIP SSgA Developed International 150 Fund	1,441,025	14,034,138
LVIP SSgA International Index Fund	7,694,664	70,683,184

		140,903,823

International Fixed Income Fund–1.95%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	2,523,716	28,906,638

		28,906,638

Total Affiliated Investment Companies (Cost $1,185,942,972)		1,313,142,630

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.76%
Equity Funds–3.32%
*Delaware VIP® Trust–
Delaware VIP U.S. Growth Series	1,616,699	$21,324,266
Delaware VIP Value Series	470,797	13,558,957
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	408,895	14,339,942

		49,223,165

Fixed Income Funds–3.21%
²American Funds® –
American Funds Mortgage Fund	2,000,246	20,342,503
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	2,602,374	27,142,757

		47,485,260

International Equity Fund–1.93%
iShares MSCI Emerging Markets ETF	719,781	28,517,723

		28,517,723

Money Market Fund–2.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	34,005,158	34,005,158

		34,005,158

Total Unaffiliated Investment Companies (Cost $135,474,881)		159,231,306

TOTAL VALUE OF SECURITIES–99.51% (Cost $1,321,417,853)	1,472,373,936
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	7,258,320

NET ASSETS APPLICABLE TO 104,690,433 SHARES OUTSTANDING–100.00%	$1,479,632,256

²	Class R-6 shares.

*	Standard Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–4

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
172	British Pound Currency	$ 16,679,838	$16,904,375	9/15/15	$ 224,537
187	E-mini MSCI Emerging Markets Index	9,082,740	8,970,390	9/21/15	(112,350)
136	E-mini Russell 2000 Index	17,154,469	17,005,440	9/21/15	(149,029)
612	E-mini S&P 500 Index	64,231,389	62,864,640	9/21/15	(1,366,749)
133	E-mini S&P MidCap 400 Index	20,297,895	19,924,730	9/21/15	(373,165)
90	Euro Currency	12,747,447	12,550,500	9/15/15	(196,947)
364	Euro STOXX 50 Index	13,784,563	13,938,471	9/21/15	153,908
166	FTSE 100 Index	17,283,518	16,936,520	9/21/15	(346,998)
63	Japanese Yen Currency	6,426,444	6,443,719	9/15/15	17,275
39	Nikkei 225 Index (OSE)	6,513,024	6,448,995	9/11/15	(64,029)

		$184,201,327			$(2,213,547)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–5

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.46%
Equity Funds–31.86%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	13,484,822	$219,492,447
LVIP SSgA Mid-Cap Index Fund	34,863,534	366,590,060
LVIP SSgA S&P 500 Index Fund	88,821,000	1,315,883,110
LVIP SSgA Small-Cap Index Fund	13,157,386	371,498,786
†LVIP T. Rowe Price Growth Stock Fund	2,201,320	73,339,182
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,138,756	73,506,530

		2,420,310,115

Fixed Income Funds–36.75%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	21,617,878	223,615,326
LVIP Delaware Bond Fund	110,071,450	1,532,084,513
LVIP Delaware Diversified Floating Rate Fund	7,335,019	74,010,338
LVIP JPMorgan High Yield Fund	19,432,782	220,659,237
LVIP PIMCO Low Duration Bond Fund	36,816,747	371,370,529
LVIP SSgA Bond Index Fund	32,479,943	370,336,311

		2,792,076,254

International Equity Funds–19.93%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	15,333,551	144,181,379
LVIP MFS International Growth Fund	19,822,838	288,660,161
LVIP Mondrian International Value Fund	12,046,318	215,002,676
LVIP SSgA Developed International 150 Fund	22,130,245	215,526,457
LVIP SSgA Emerging Markets 100 Fund	15,081,925	144,364,186
LVIP SSgA International Index Fund	55,105,389	506,198,101

		1,513,932,960

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.92%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	19,388,607	$222,077,110

		222,077,110

Total Affiliated Investment Companies (Cost $6,142,770,310)		6,948,396,439

UNAFFILIATED INVESTMENT COMPANIES–7.99%
Commodity Fund–1.01%
**PIMCO CommodityRealReturn Strategy Portfolio	17,414,183	76,448,262

		76,448,262

Equity Fund–0.97%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,093,228	73,409,508

		73,409,508

Fixed Income Funds–1.25%
²American Funds® –
American Funds Mortgage Fund	1,759,796	17,897,126
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	7,434,604	77,542,924

		95,440,050

International Equity Fund–1.92%
iShares MSCI Emerging Markets ETF	3,682,429	145,897,837

		145,897,837

Money Market Fund–2.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	215,686,348	215,686,348

		215,686,348

Total Unaffiliated Investment Companies (Cost $630,344,905)		606,882,005

TOTAL VALUE OF SECURITIES–99.45% (Cost $6,773,115,215)	7,555,278,444
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	41,865,286

NET ASSETS APPLICABLE TO 530,594,365 SHARES OUTSTANDING–100.00%	$7,597,143,730

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–6

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,018	British Pound Currency	$ 98,721,364	$100,050,312	9/15/15	$1,328,948
1,327	E-mini MSCI Emerging Markets Index	64,453,452	63,656,190	9/21/15	(797,262)
580	E-mini Russell 2000 Index	73,158,764	72,523,200	9/21/15	(635,564)
2,926	E-mini S&P 500 Index	307,093,209	300,558,720	9/21/15	(6,534,489)
687	E-mini S&P MidCap 400 Index	104,847,020	102,919,470	9/21/15	(1,927,550)
524	Euro Currency	74,135,032	73,071,800	9/15/15	(1,063,232)
2,139	Euro STOXX 50 Index	80,911,860	81,907,662	9/21/15	995,802
1,030	FTSE 100 Index	107,168,617	105,088,049	9/21/15	(2,080,568)
376	Japanese Yen Currency	38,354,651	38,457,750	9/15/15	103,099
235	Nikkei 225 Index (OSE)	39,190,902	38,859,326	9/11/15	(331,576)

		$988,034,871			$(10,942,392)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–7

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.09%
Equity Funds–39.45%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	16,721,472	$272,175,398
LVIP SSgA Mid-Cap Index Fund	51,867,070	545,382,238
LVIP SSgA S&P 500 Index Fund	140,780,078	2,085,656,856
LVIP SSgA Small-Cap Index Fund	19,589,931	553,121,698
†LVIP T. Rowe Price Growth Stock Fund	5,461,481	181,954,685
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,893,506	91,182,016

		3,729,472,891

Fixed Income Funds–27.03%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	17,887,524	185,028,547
LVIP Delaware Bond Fund	110,909,442	1,543,748,521
LVIP Delaware Diversified Floating Rate Fund	9,098,961	91,808,521
LVIP JPMorgan High Yield Fund	16,070,892	182,484,980
LVIP PIMCO Low Duration Bond Fund	36,536,265	368,541,303
LVIP SSgA Bond Index Fund	16,116,372	183,758,875

		2,555,370,747

International Equity Funds–22.70%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	19,021,853	178,862,481
LVIP MFS International Growth Fund	24,590,738	358,090,327
LVIP Mondrian International Value Fund	14,943,898	266,718,684
LVIP SSgA Developed International 150 Fund	18,303,507	178,257,857
LVIP SSgA Emerging Markets 100 Fund	18,709,743	179,089,657
LVIP SSgA International Index Fund	107,194,604	984,689,636

		2,145,708,642

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.91%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	24,051,459	$275,485,416

		275,485,416

Total Affiliated Investment Companies (Cost $7,744,606,331)		8,706,037,696

UNAFFILIATED INVESTMENT COMPANIES–7.40%
Commodity Fund–1.00%
**PIMCO CommodityRealReturn Strategy Portfolio	21,601,526	94,830,700

		94,830,700

Equity Fund–0.96%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,596,570	91,061,710

		91,061,710

Fixed Income Fund–0.18%
²American Funds® –
American Funds Mortgage Fund	1,634,171	16,619,523

		16,619,523

International Equity Fund–1.92%
iShares MSCI Emerging Markets ETF	4,572,546	181,164,273

		181,164,273

Money Market Fund–3.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	316,134,348	316,134,348

		316,134,348

Total Unaffiliated Investment Companies (Cost $727,780,454)		699,810,554

TOTAL VALUE OF SECURITIES–99.49% (Cost $8,472,386,785)	9,405,848,250
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	48,263,518

NET ASSETS APPLICABLE TO 692,511,109 SHARES OUTSTANDING–100.00%	$9,454,111,768

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–8

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,166	British Pound Currency	$ 113,073,783	$114,595,938	9/15/15	$ 1,522,155
1,387	E-mini MSCI Emerging Markets Index	67,367,700	66,534,390	9/21/15	(833,310)
718	E-mini Russell 2000 Index	90,565,505	89,778,720	9/21/15	(786,785)
3,465	E-mini S&P 500 Index	363,663,011	355,924,800	9/21/15	(7,738,211)
817	E-mini S&P MidCap 400 Index	124,687,068	122,394,770	9/21/15	(2,292,298)
563	Euro Currency	79,742,363	78,510,350	9/15/15	(1,232,013)
2,539	Euro STOXX 50 Index	96,054,215	97,224,662	9/21/15	1,170,447
1,291	FTSE 100 Index	134,358,805	131,717,157	9/21/15	(2,641,648)
428	Japanese Yen Currency	43,659,017	43,776,375	9/15/15	117,358
307	Nikkei 225 Index (OSE)	51,208,322	50,765,163	9/11/15	(443,159)

		$1,164,379,789			$(13,157,464)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–9

LVIP Global Allocation Managed Risk Funds

Statements of Assets and Liabilities

June 30, 2015 (unaudited)

	LVIP	LVIP	LVIP
	Global Conservative	Global Moderate	Global Growth
	Allocation Managed	Allocation Managed	Allocation Managed
	Risk Fund	Risk Fund	Risk Fund
ASSETS:
Investments in affiliated investment companies, at value	$1,313,142,630	$6,948,396,439	$8,706,037,696
Investments in unaffiliated investment companies, at value	159,231,306	606,882,005	699,810,554
Cash collateral	7,885,782	39,877,890	49,072,594
Foreign currencies collateral, at value	2,211,100	12,898,713	16,081,236
Receivables for investment companies sold	485,916	—	—
Dividends receivable from investment companies	238,257	1,130,254	1,396,645
Receivables for fund shares sold	201,950	4,687,840	2,147,001
Cash	19	1	—

TOTAL ASSETS	1,483,396,960	7,613,873,142	9,474,545,726

LIABILITIES:
Net unrealized depreciation from open futures contracts	2,213,547	10,942,392	13,157,464
Payables for fund shares redeemed	892,967	1,143,722	1,753,474
Due to manager and affiliates	603,668	3,106,284	3,888,492
Payables for investment companies purchased	33,338	1,521,995	1,623,137
Accrued expenses payable	21,184	15,019	11,391

TOTAL LIABILITIES	3,764,704	16,729,412	20,433,958

TOTAL NET ASSETS	$1,479,632,256	$7,597,143,730	$9,454,111,768

Investments in affiliated investment companies, at cost	$1,185,942,972	$6,142,770,310	$7,744,606,331
Investments in unaffiliated investment companies, at cost	$135,474,881	$630,344,905	$727,780,454
Foreign currencies collateral, at cost	$2,211,100	$12,898,713	$16,081,236

Standard Class:
Net Assets	$80,138,082	$230,251,526	$203,351,913
Shares Outstanding	5,661,796	16,058,969	14,878,493
Net Asset Value Per Share	$14.154	$14.338	$13.668

Service Class:
Net Assets	$1,399,494,174	$7,366,892,204	$9,250,759,855
Shares Outstanding	99,028,637	514,535,396	677,632,616
Net Asset Value Per Share	$14.132	$14.318	$13.652

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,312,177,977	$6,875,935,024	$8,792,345,293
Accumulated net investments loss	(2,132,606)	(10,493,532)	(19,542,357)
Accumulated net realized gain (loss) on investments	20,844,349	(39,518,599)	(238,995,169)
Net unrealized appreciation of investments and derivatives	148,742,536	771,220,837	920,304,001

Total net assets	$1,479,632,256	$7,597,143,730	$9,454,111,768

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–10

LVIP Global Allocation Managed Risk Funds

Statements of Operations

Six Months Ended June 30, 2015 (unaudited)

	LVIP	LVIP	LVIP
	Global Conservative	Global Moderate	Global Growth
	Allocation Managed	Allocation Managed	Allocation Managed
	Risk Fund	Risk Fund	Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,576,002	$6,240,389	$2,798,450

EXPENSES:
Management fees	1,830,824	9,271,287	11,513,232
Distribution fees-Service Class	1,729,492	8,991,599	11,261,704
Accounting and administration expenses	62,243	253,319	310,982
Reports and statements to shareholders	26,419	102,700	99,792
Professional fees	24,991	84,664	109,883
Trustees’ fees and expenses	16,597	83,520	103,651
Custodian fees	10,010	44,796	47,901
Consulting fees	2,316	4,376	4,986
Pricing fees	286	575	671
Other	5,430	23,581	29,092

Total operating expenses	3,708,608	18,860,417	23,481,894

NET INVESTMENT LOSS	(2,132,606)	(12,620,028)	(20,683,444)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	3,726,092	13,971,429	10,127,669
Sale of investments in affiliated investment companies	10,850,061	4,057,558	5,949,075
Sale of investments in unaffiliated investment companies	820,812	71,139,457	48,819,191
Foreign currencies	138,032	(203,922)	(584,029)
Futures contracts	9,059,874	8,550,563	(46,817,173)

Net realized gain	24,594,871	97,515,085	17,494,733

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	6,520,726	122,176,917	180,888,448
Investments in unaffiliated investment companies	(3,727,835)	(80,566,211)	(54,910,326)
Futures contracts	(5,375,655)	(21,648,552)	(10,010,942)

Net change in unrealized appreciation (depreciation)	(2,582,764)	19,962,154	115,967,180

NET REALIZED AND UNREALIZED GAIN	22,012,107	117,477,239	133,461,913

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,879,501	$104,857,211	$112,778,469

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–11

LVIP Global Allocation Managed Risk Funds

Statements of Changes in Net Assets

	LVIP		LVIP		LVIP
	Global Conservative Allocation		Global Moderate Allocation		Global Growth Allocation
	Managed Risk Fund		Managed Risk Fund		Managed Risk Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	6/30/15	Year Ended	6/30/15	Year Ended	6/30/15	Year Ended
	(unaudited)	12/31/14	(unaudited)	12/31/14	(unaudited)	12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,132,606)	$19,176,490	$(12,620,028)	$95,631,857	$(20,683,444)	$121,503,791
Net realized gain	24,594,871	32,033,376	97,515,085	28,010,153	17,494,733	4,211,086
Net change in unrealized appreciation
(depreciation)	(2,582,764)	19,386,397	19,962,154	116,669,603	115,967,180	115,702,527

Net increase in net assets resulting from operations	19,879,501	70,596,263	104,857,211	240,311,613	112,778,469	241,417,404

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,593,368)	—	(4,259,554)	—	(3,950,672)
Service Class	—	(23,323,682)	—	(118,917,840)	—	(155,069,174)
Net realized gain:
Standard Class	—	(939,615)	—	—	—	—
Service Class	—	(16,100,555)	—	—	—	—

	—	(41,957,220)	—	(123,177,394)	—	(159,019,846)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,262,706	23,061,647	28,563,597	40,954,374	21,054,928	44,820,024
Service Class	133,761,731	261,769,024	555,483,075	1,586,975,458	722,475,549	2,345,547,411
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,532,983	—	4,259,554	—	3,950,672
Service Class	—	39,424,237	—	118,917,840	—	155,069,174

	138,024,437	326,787,891	584,046,672	1,751,107,226	743,530,477	2,549,387,281

Cost of shares redeemed:
Standard Class	(6,209,030)	(13,924,303)	(19,589,762)	(25,369,790)	(15,905,456)	(30,629,942)
Service Class	(97,471,371)	(173,590,422)	(262,874,899)	(365,493,741)	(286,297,012)	(343,997,787)

	(103,680,401)	(187,514,725)	(282,464,661)	(390,863,531)	(302,202,468)	(374,627,729)

Increase in net assets derived from capital share transactions	34,344,036	139,273,166	301,582,011	1,360,243,695	441,328,009	2,174,759,552

NET INCREASE IN NET ASSETS	54,223,537	167,912,209	406,439,222	1,477,377,914	554,106,478	2,257,157,110
NET ASSETS:
Beginning of period	1,425,408,719	1,257,496,510	7,190,704,508	5,713,326,594	8,900,005,290	6,642,848,180

End of period	$1,479,632,256	$1,425,408,719	$7,597,143,730	$7,190,704,508	$9,454,111,768	$8,900,005,290

Undistributed (accumulated) net investment income (loss)	$(2,132,606)	$—	$(10,493,532)	$2,126,496	$(19,542,357)	$1,141,087

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–12

LVIP Global Conservative Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months
	Ended
	6/30/15[1]			Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$13.944	$13.623	$12.850	$12.226	$12.033	$11.287

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)	0.234	0.200	0.243	0.343	0.311
Net realized and unrealized gain	0.214	0.542	1.049	0.946	0.097	0.862

Total from investment operations	0.210	0.776	1.249	1.189	0.440	1.173

Less dividends and distributions from:
Net investment income	—	(0.282)	(0.266)	(0.503)	(0.247)	(0.427)
Net realized gain	—	(0.173)	(0.210)	(0.062)	—	—

Total dividends and distributions	—	(0.455)	(0.476)	(0.565)	(0.247)	(0.427)

Net asset value, end of period	$14.154	$13.944	$13.623	$12.850	$12.226	$12.033

Total return[4]	1.51%	5.70%	9.75%	9.78%	3.69%	10.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,138	$80,856	$67,666	$58,577	$53,689	$50,853
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.28%	0.29%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.27%	0.27%	0.28%	0.29%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.06%)	1.67%	1.49%	1.90%	2.79%	2.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.06%)	1.67%	1.49%	1.90%	2.69%	2.57%
Portfolio turnover	11%	18%	24%	14%	71%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–13

LVIP Global Conservative Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months
	Ended
	6/30/15[1]			Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$13.939	$13.620	$12.849	$12.225	$12.031	$11.287

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.199	0.166	0.211	0.312	0.282
Net realized and unrealized gain	0.215	0.540	1.047	0.945	0.098	0.860

Total from investment operations	0.193	0.739	1.213	1.156	0.410	1.142

Less dividends and distributions from:
Net investment income	—	(0.247)	(0.232)	(0.470)	(0.216)	(0.398)
Net realized gain	—	(0.173)	(0.210)	(0.062)	—	—

Total dividends and distributions	—	(0.420)	(0.442)	(0.532)	(0.216)	(0.398)

Net asset value, end of period	$14.132	$13.939	$13.620	$12.849	$12.225	$12.031

Total return[4]	1.38%	5.43%	9.47%	9.51%	3.45%	10.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,399,494	$1,344,553	$1,189,830	$867,245	$451,904	$406,775
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.53%	0.54%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.52%	0.52%	0.53%	0.54%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.31% )	1.42%	1.24%	1.65%	2.54%	2.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.31% )	1.42%	1.24%	1.65%	2.44%	2.32%
Portfolio turnover	11%	18%	24%	14%	71%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–14

LVIP Global Moderate Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months
	Ended
	6/30/15[1]			Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$14.109	$13.815	$12.562	$11.844	$11.925	$10.964

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)	0.243	0.209	0.229	0.286	0.237
Net realized and unrealized gain (loss)	0.236	0.331	1.279	0.900	(0.151)	1.060

Total from investment operations	0.229	0.574	1.488	1.129	0.135	1.297

Less dividends and distributions from:
Net investment income	—	(0.280)	(0.235)	(0.411)	(0.216)	(0.336)

Total dividends and distributions	—	(0.280)	(0.235)	(0.411)	(0.216)	(0.336)

Net asset value, end of period	$14.338	$14.109	$13.815	$12.562	$11.844	$11.925

Total return[4]	1.62%	4.15%	11.86%	9.59%	1.18%	11.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$230,252	$217,898	$194,034	$161,420	$143,782	$144,874
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.27%	0.27%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.27%	0.27%	0.27%	0.27%	0.28%	0.28%
Ratio of net investment income (loss) to average net assets	(0.10%)	1.71%	1.58%	1.85%	2.36%	2.10%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.10%)	1.71%	1.58%	1.85%	2.28%	2.02%
Portfolio turnover	8%	19%	15%	18%	74%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–15

LVIP Global Moderate Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Moderate Allocation Managed Risk Profile Moderate Fund Service Class
	Six Months
	Ended
	6/30/15[1]			Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$14.107	$13.814	$12.562	$11.843	$11.924	$10.965

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)	0.207	0.176	0.198	0.255	0.209
Net realized and unrealized gain (loss)	0.236	0.331	1.278	0.900	(0.150)	1.057

Total from investment operations	0.211	0.538	1.454	1.098	0.105	1.266

Less dividends and distributions from:
Net investment income	—	(0.245)	(0.202)	(0.379)	(0.186)	(0.307)

Total dividends and distributions	—	(0.245)	(0.202)	(0.379)	(0.186)	(0.307)

Net asset value, end of period	$14.318	$14.107	$13.814	$12.562	$11.843	$11.924

Total return[4]	1.50%	3.88%	11.58%	9.32%	0.92%	11.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,366,892	$6,972,807	$5,519,293	$2,854,360	$1,263,463	$1,156,976
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.52%	0.52%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.52%	0.52%	0.52%	0.52%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets	(0.35% )	1.46%	1.33%	1.60%	2.11%	1.85%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35% )	1.46%	1.33%	1.60%	2.03%	1.77%
Portfolio turnover	8%	19%	15%	18%	74%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–16

LVIP Global Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months
	Ended
	6/30/15[1]			Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$13.474	$13.290	$11.902	$11.190	$11.420	$10.416

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)	0.243	0.226	0.234	0.267	0.215
Net realized and unrealized gain (loss)	0.208	0.220	1.384	0.784	(0.270)	1.093

Total from investment operations	0.194	0.463	1.610	1.018	(0.003)	1.308

Less dividends and distributions from:
Net investment income	—	(0.279)	(0.222)	(0.306)	(0.227)	(0.304)

Return of capital	—	—	— [4]	—	—	—

Total dividends and distributions	—	(0.279)	(0.222)	(0.306)	(0.227)	(0.304)

Net asset value, end of period	$13.668	$13.474	$13.290	$11.902	$11.190	$11.420

Total return[5]	1.44%	3.47%	13.55%	9.15%	0.02%	12.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203,352	$195,440	$175,175	$139,866	$128,066	$118,849
Ratio of expenses to average net assets[6]	0.27%	0.26%	0.27%	0.27%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.27%	0.26%	0.27%	0.27%	0.28%	0.29%
Ratio of net investment income (loss) to average net assets	(0.20%)	1.79%	1.78%	2.00%	2.31%	2.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.20%)	1.79%	1.78%	2.00%	2.23%	1.92%
Portfolio turnover	11%	15%	15%	21%	80%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–17

LVIP Global Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months
	Ended
	6/30/15[1]			Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$13.475	$13.292	$11.905	$11.191	$11.421	$10.419

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.031)	0.209	0.195	0.205	0.238	0.188
Net realized and unrealized gain (loss)	0.208	0.219	1.383	0.784	(0.270)	1.092

Total from investment operations	0.177	0.428	1.578	0.989	(0.032)	1.280

Less dividends and distributions from:
Net investment income	—	(0.245)	(0.191)	(0.275)	(0.198)	(0.278)
Return of capital	—	—	— [4]	—	—	—

Total dividends and distributions	—	(0.245)	(0.191)	(0.275)	(0.198)	(0.278)

Net asset value, end of period	$13.652	$13.475	$13.292	$11.905	$11.191	$11.421

Total return[5]	1.31%	3.21%	13.26%	8.88%	(0.24% )	12.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,250,760	$8,704,565	$6,467,673	$2,518,033	$790,994	$704,511
Ratio of expenses to average net assets[6]	0.52%	0.51%	0.52%	0.52%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.52%	0.51%	0.52%	0.52%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets	(0.45% )	1.54%	1.53%	1.75%	2.06%	1.76%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.45% )	1.54%	1.53%	1.75%	1.98%	1.67%
Portfolio turnover	11%	15%	15%	21%	80%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–18

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (formerly LVIP Managed Risk Profile Conservative Fund, LVIP Managed Risk Profile Moderate Fund and LVIP Managed Risk Profile Growth Fund, respectively) (each, a Fund, and collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940 and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including in exchange-traded funds (ETFs) that are advised by Lincoln Investment Advisors Corporation (LIAC) or unaffiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accured on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2015, the Funds did not incur any interest or tax penalities.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The

LVIP Global Allocation Managed Risk Funds–19

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Funds do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–Each Fund is an investment company in comformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolios, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Administrative	$32,330	$163,105	$202,619
Legal	8,880	44,801	55,655

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Trading operating	$5,639	$28,443	$35,269

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. For the six months ended June 30, 2015, each Fund reimburses Lincoln Life for the cost of these services as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Printing and mailing	$20,193	$77,190	$68,882

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

LVIP Global Allocation Managed Risk Funds–20

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, each Fund had liabilities payable to affiliates as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Management fees payable to LIAC	$306,355	$1,574,217	$1,961,529
Distribution fees payable to LFD	289,712	1,526,464	1,919,260
Printing and mailing fees payable to Lincoln Life	7,601	5,603	7,703

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Purchases	$196,288,654	$851,433,736	$1,315,648,630
Sales	156,794,379	582,356,158	982,105,989

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Cost of investments	$1,321,417,853	$6,773,115,215	$8,472,386,785

Aggregate unrealized appreciation	$152,111,509	$820,089,328	$966,327,076
Aggregate unrealized depreciation	(1,155,426)	(37,926,099)	(32,865,611)

Net unrealized appreciation	$150,956,083	$782,163,229	$933,461,465

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the LVIP Global Growth Allocation Managed Risk Fund had the following capital loss carryforwards for federal income tax purposes:

	Pre-Enactment Short-Term		Post-Enactment Losses
	Capital Losses Expiring		(No Expiration)*
Fund	2017	2018	Short- Term	Long-Term	Total
LVIP Global Growth Allocation Managed Risk Fund	$75,754,365	$20,846,885	$8,400,584	$18,393,310	$123,395,144

* Capital Loss Carryforwards with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Global Allocation Managed Risk Funds–21

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	LVIP	LVIP	LVIP
	Global Conservative Allocation	Global Moderate Allocation	Global Growth Allocation
Level 1	Managed Risk Fund	Managed Risk Fund	Managed Risk Fund
Investment companies	$1,472,373,936	$7,555,278,444	$9,405,848,250

Futures Contracts	$(2,213,547)	$(10,942,392)	$(13,157,464)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP		LVIP		LVIP
	Global Conservative Allocation		Global Moderate Allocation		Global Growth Allocation
	Managed Risk Fund		Managed Risk Fund		Managed Risk Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14
Shares sold:
Standard Class	298,960	1,644,275	1,968,185	2,884,997	1,530,164	3,284,791
Service Class	9,420,054	18,721,200	38,486,667	112,200,781	52,515,748	173,315,382
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	180,661	—	300,328	—	291,369
Service Class	—	2,813,293	—	8,386,308	—	11,435,780

	9,719,014	23,359,429	40,454,852	123,772,414	54,045,912	188,327,322

Shares redeemed:
Standard Class	(435,947)	(993,072)	(1,352,934)	(1,786,328)	(1,156,362)	(2,252,235)
Service Class	(6,849,317)	(12,434,898)	(18,244,620)	(25,849,995)	(20,844,305)	(25,386,619)

	(7,285,264)	(13,427,970)	(19,597,554)	(27,636,323)	(22,000,667)	(27,638,854)

Net increase	2,433,750	9,931,459	20,857,298	96,136,091	32,045,245	160,688,468

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the

LVIP Global Allocation Managed Risk Funds–22

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Global Conservative Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$241,812	Net unrealized depreciation from open futures contracts	$(196,947)
Equity contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	153,908	Net unrealized depreciation from open futures contracts	(2,412,320)

Total		$395,720		$(2,609,267)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,484,319	$500,294
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	7,575,555	(5,875,949)

Total		$9,059,874	$(5,375,655)

LVIP Global Moderate Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$1,432,047	Net unrealized depreciation from open futures contracts	$(1,063,232)
Equity contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	995,802	Net unrealized depreciation from open futures contracts	(12,307,009)

Total		$2,427,849		$(13,370,241)

LVIP Global Allocation Managed Risk Funds–23

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 was as follows:

LVIP Global Moderate Allocation Managed Risk Fund
			Change in
			Unrealized
			Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,713,220	$2,395,619
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,837,343	(24,044,171)

Total		$8,550,563	$(21,648,552)

LVIP Global Growth Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$1,639,513	Net unrealized depreciation from open futures contracts	$(1,232,013)
Equity contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	1,170,447	Net unrealized depreciation from open futures contracts	(14,735,411)

Total		$2,809,960		$(15,967,424)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 was as follows:

			Change in
			Unrealized
			Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$7,693,154	$1,012,015
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(54,510,327)	(11,022,957)

Total		$(46,817,173)	$(10,010,942)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
	Futures Contracts	Futures Contracts
	(Average Notional Value)	(Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$181,091,361	$906,456
LVIP Global Moderate Allocation Managed Risk Fund	792,430,520	1,307,979
LVIP Global Growth Allocation Managed Risk Fund	819,914,779	33,929,836

LVIP Global Allocation Managed Risk Funds–24

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Global Allocation Managed Risk Funds–25

LVIP Global Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Global Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$991.20	0.64%	$3.16
Service Class Shares	1,000.00	989.90	0.89%	4.39

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.62	0.64%	$3.21
Service Class Shares	1,000.00	1,020.38	0.89%	4.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Security Type/Country Allocations (unaudited)

As of June 30, 2015

Security Type	Percentage of Net Assets

Agency Collateralized Mortgage Obligations	0.19%

Agency Mortgage-Backed Securities	0.46%

Commercial Mortgage-Backed Securities	1.51%

Corporate Bonds	6.78%

Municipal Bonds	0.09%

Non-Agency Asset-Backed Securities	3.17%

Non-Agency Collateralized Mortgage Obligations	0.93%

Senior Secured Loans	0.99%

Sovereign Bonds	55.16%

Supranational Bank	0.62%

U.S. Treasury Obligations	20.33%

Money Market Fund	4.58%

Short-Term Investments	2.28%

Total Value of Securities	97.09%

Receivables and Other Assets Net of Liabilities	2.91%

Total Net Assets	100.00%

Country	Percentage of Net Assets
Australia	1.00%
Belgium	0.01%
Brazil	1.58%
British Virgin Islands	0.08%
Canada	0.10%
Cayman Islands	0.81%
China	0.18%
Cyprus	0.02%
Denmark	0.14%
Finland	1.60%
France	0.15%
Germany	3.68%
Hong Kong	0.13%
Hungary	1.32%
Iceland	0.09%
Indonesia	1.59%
Ireland	0.89%
Italy	0.33%
Japan	5.66%
Luxembourg	0.09%
Malaysia	5.39%
Mexico	7.43%
Monaco	0.01%
Netherlands	2.16%
New Zealand	3.90%
Norway	0.05%
Peru	0.01%
Philippines	0.61%
Poland	3.86%
Portugal	1.07%
Republic of Korea	4.84%
Republic of Lithuania	0.26%
Serbia	0.31%
Singapore	1.52%
Slovenia	0.69%
South Africa	0.01%
Spain	0.05%
Supranational	0.62%
Sweden	0.06%
Switzerland	0.05%
Ukraine	1.13%
United Kingdom	5.58%
United States	31.17%
Total	90.23%

LVIP Global Income Fund–2

LVIP Global Income Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
Freddie Mac Structured Agency Credit Risk Debt
Notes
•Series 2014-DN4 M2 2.587% 10/25/24	670,000	$672,406
•Series 2015-DN1 M2 2.587% 1/25/25	1,005,000	1,011,321
•Series 2015-DNA1 M2 2.037% 10/25/27	330,000	324,369
•Series 2015-HQ1 M1 1.237% 3/25/25	383,986	382,936

Total Agency Collateralized Mortgage Obligations (Cost $2,419,698)		2,391,032

AGENCY MORTGAGE-BACKED SECURITIES–0.46%
Fannie Mae ARM
•1.586% 4/1/38	68,248	73,134
•1.914% 11/1/34	42,217	44,400
•1.989% 11/1/37	63,208	66,989
•2.022% 10/1/37	40,923	43,356
•2.07% 4/1/38	231,626	245,255
•2.109% 9/1/33	252,471	267,057
•2.125% 9/1/34	172,915	183,488
•2.247% 2/1/35	29,094	31,089
•2.25% 10/1/32	69,225	73,615
•2.281% 7/1/34	66,740	71,144
•2.33% 9/1/33	130,344	139,009
•2.347% 6/1/35	742,786	790,141
•2.358% 8/1/36	57,936	62,220
•2.366% 1/1/37	14,364	15,443
•2.375% 3/1/35	96,577	103,404
•2.384% 6/1/36	51,866	55,230
•2.424% 1/1/37	143,995	155,823
•2.46% 4/1/34	248,672	264,658
•2.479% 5/1/36	14,333	15,306
•2.561% 5/1/38	154,798	166,097
•5.039% 10/1/35	315,983	328,295
Freddie Mac ARM
•1.986% 1/1/36	49,161	51,749
•2.368% 5/1/38	582,268	618,411
•2.375% 10/1/34	42,248	44,511
•2.381% 1/1/35	181,283	193,606
•2.405% 1/1/35	197,835	211,476
•2.447% 4/1/38	791,746	847,983
•2.472% 3/1/34	22,873	24,508
•2.505% 5/1/38	96,206	103,031
•2.534% 11/1/33	22,239	23,800
•2.542% 8/1/31	44,259	47,027
•2.575% 7/1/36	218,621	228,906
•2.612% 11/1/36	29,720	32,155
•2.629% 4/1/30	63,939	67,210

Total Agency Mortgage-Backed Securities (Cost $5,587,394)		5,689,526

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.51%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.64% 9/10/45	170,000	$170,946
•Series 2006-4 AJ 5.695% 7/10/46	750,000	767,627
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW11 AJ 5.597% 3/11/39	700,000	712,195
•Series 2006-PW12 AJ 5.94% 9/11/38	700,000	714,310
#•Series 2006-PW12 B 144A 5.94% 9/11/38	180,000	176,996
•Series 2006-PW13 AJ 5.611% 9/11/41	750,000	761,777
•Series 2007-PW16 AM 5.896% 6/11/40	500,000	535,464
CD Commercial Mortgage Trust
•Series 2005-CD1 E 5.38% 7/15/44	370,000	370,504
Series 2006-CD3 AJ 5.688% 10/15/48	500,000	477,113
•Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.899% 12/10/49	850,000	900,237
#Colony Multifamily Mortgage Trust Series 2014-1 A 144A 2.543% 4/20/50	946,542	946,201
Commercial Mortgage Trust
•Series 2005-GG5 AJ 5.434% 4/10/37	590,000	593,958
•Series 2006-GG7 AJ 6.013% 7/10/38	750,000	759,642
•Series 2006-GG7 AM 6.013% 7/10/38	260,000	269,406
Series 2007-GG9 A4 5.444% 3/10/39	815,885	857,772
Series 2007-GG9 AM 5.475% 3/10/39	525,000	548,262
#•G-FORCE Series 2005-RR2 A3FL 144A 0.487% 12/25/39	222,513	209,120
#•Hilton USA Trust Series 2013-HLF BFL 144A 1.685% 11/5/30	157,674	157,674
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	39,980	40,037
•Series 2005-LDP5 E 5.567% 12/15/44	650,000	661,983
•Series 2005-LDP5 F 5.567% 12/15/44	700,000	705,895
Series 2006-CB17 AM 5.464% 12/12/43	500,000	513,489

LVIP Global Income Fund–3

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
#•Series 2004-C7 H 144A 5.028% 10/15/36		700,000	$713,717
•Series 2006-C4 AJ 6.048% 6/15/38		750,000	774,020
•Series 2006-C4 AM 6.048% 6/15/38		730,000	760,236
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.46% 11/12/37		290,000	290,709
Morgan Stanley Capital I Trust
•Series 2007-HQ11 A1A 5.422% 2/12/44		703,734	740,825
•Series 2007-IQ16 AM 6.281% 12/12/49		500,000	543,599
•Series 2007-IQ16 AMA 6.277% 12/12/49		700,000	754,245
#•Resource Capital Series 2014-CRE2 A 144A 1.236% 4/15/32		355,000	353,182
•Talisman-6 Finance Series 6 A 0.191% 10/22/16	EUR	304,993	337,095
Wachovia Bank Commercial Mortgage Trust
•Series 2006-C23 AJ 5.515% 1/15/45		650,000	662,440
•Series 2006-C28 AM 5.603% 10/15/48		800,000	838,602

Total Commercial Mortgage-Backed Securities (Cost $19,101,109)			18,619,278

ΔCORPORATE BONDS–6.78%
Belgium–0.01%
Anheuser-Busch InBev 2.875% 9/25/24	EUR	100,000	121,929

			121,929

British Virgin Islands–0.08%
#Sinopec Group Overseas Development 2015 144A 2.50% 4/28/20		700,000	690,234
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19		300,000	303,305

			993,539

Canada–0.07%
Canadian Natural Resources 1.75% 1/15/18		500,000	496,925
#Valeant Pharmaceuticals International 144A 5.375% 3/15/20		300,000	310,500

			807,425

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Cayman Islands–0.02%
#•Seven & Seven 144A 1.404% 9/11/19		270,000	$269,767

			269,767

China–0.18%
#Alibaba Group Holding 144A 2.50% 11/28/19		600,000	594,064
#Export-Import Bank of China 144A 2.50% 7/31/19		1,000,000	1,001,506
Industrial & Commercial Bank of China 3.231% 11/13/19		600,000	611,809

			2,207,379

Denmark–0.14%
Nykredit Realkredit 2.00% 4/1/16	DKK	11,127,000	1,688,967

			1,688,967

France–0.15%
Arkema 1.50% 1/20/25	EUR	200,000	212,673
BNP Paribas 2.375% 5/21/20		200,000	198,206
Casino Guichard Perrachon 3.311% 1/25/23	EUR	200,000	240,191
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,007,615
Pernod Ricard 2.125% 9/27/24	EUR	100,000	112,743
Veolia Environnement 4.625% 3/30/27	EUR	100,000	140,902

			1,912,330

Germany–0.05%
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	606,704

			606,704

Hong Kong–0.13%
CNOOC Nexen Finance 2014 1.625% 4/30/17		1,100,000	1,102,059
#Hutchison Whampoa International 14 144A 1.625% 10/31/17		500,000	499,065

			1,601,124

Ireland–0.08%
Depfa ACS Bank 1.65% 12/20/16	JPY	120,000,000	995,364

			995,364

Italy–0.34%
Aeroporti di Roma 3.25% 2/20/21	EUR	200,000	244,283
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	728,107

LVIP Global Income Fund––4

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Italy (continued)
Intesa Sanpaolo
•0.141% 5/18/17	EUR	200,000	$221,364
•1.498% 7/29/15	EUR	500,000	558,139
2.375% 1/13/17		200,000	201,058
3.875% 1/16/18		700,000	723,067
UniCredit
•0.964% 4/10/17	EUR	300,000	334,737
•1.548% 7/24/15	EUR	500,000	557,463
Unione di Banche Italiane 2.875% 2/18/19	EUR	500,000	577,761

			4,145,979

Luxembourg–0.07%
Actavis Funding 2.35% 3/12/18		600,000	603,558
ArcelorMittal 6.125% 6/1/18		300,000	320,250

			923,808

Mexico–0.06%
Coca-Cola Femsa 2.375% 11/26/18		700,000	711,620

			711,620

Netherlands–0.13%
#•ING Bank 144A 0.974% 10/1/19		1,000,000	1,002,703
•Petrobras Global Finance 3.163% 3/17/20		700,000	665,700

			1,668,403

Norway–0.05%
#DNB Boligkreditt 144A 2.00% 5/28/20		600,000	594,842

			594,842

Portugal–0.02%
Banco Comercial Portugues 4.75% 6/22/17	EUR	200,000	241,068

			241,068

Republic of Korea–0.22%
•Export-Import Bank of Korea 1.027% 1/14/17		1,500,000	1,506,708
#Hyundai Capital Services 144A 2.625% 9/29/20		600,000	598,191
#Woori Bank 144A 4.75% 4/30/24		650,000	675,279

			2,780,178

South Africa–0.01%
#Edcon 144A 9.50% 3/1/18	EUR	150,000	132,059

			132,059

Spain–0.06%
Bankinter 1.75% 6/10/19	EUR	600,000	681,954

			681,954

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Sweden–0.06%
•Svenska Handelsbanken 0.773% 6/17/19		700,000	$700,333

			700,333

Switzerland–0.05%
•Credit Suisse New York 0.772% 5/26/17		600,000	598,542

			598,542

United Kingdom–0.31%
•Barclays Bank 0.856% 2/17/17		1,300,000	1,296,062
Ensco 4.70% 3/15/21		700,000	713,905
#Petrofac 144A 3.40% 10/10/18		600,000	594,115
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	250,105
•Yorkshire Building Society 2.322% 3/23/16	GBP	641,000	1,018,324

			3,872,511

United States–4.49%
AbbVie 1.80% 5/14/18		800,000	798,202
#Alcatel-Lucent USA 144A 4.625% 7/1/17		600,000	617,250
Altria Group 2.625% 1/14/20		600,000	598,301
American Tower 3.40% 2/15/19		500,000	512,092
•Amgen 0.884% 5/22/19		1,000,000	1,001,646
AT&T 2.45% 6/30/20		700,000	686,988
Bank of America
•1.315% 1/15/19		1,000,000	1,009,852
2.65% 4/1/19		700,000	708,920
Beazer Homes USA 5.75% 6/15/19		3,000,000	2,970,000
Becton Dickinson 2.675% 12/15/19		600,000	601,079
California Resources 5.50% 9/15/21		200,000	175,040
Capital One Bank USA 2.30% 6/5/19		800,000	794,746
Carnival 3.95% 10/15/20		700,000	735,820
CenturyLink 6.00% 4/1/17		1,000,000	1,046,250
Chesapeake Energy
•3.525% 4/15/19		100,000	91,750
7.25% 12/15/18		200,000	207,000
CIT Group 3.875% 2/19/19		300,000	298,500
Citigroup
•0.551% 6/9/16		1,000,000	995,682
•1.054% 4/8/19		200,000	199,741
Constellation Brands 3.875% 11/15/19		200,000	203,500
Dell 3.10% 4/1/16		1,500,000	1,503,750
DIRECTV Holdings 2.40% 3/15/17		1,000,000	1,013,628
DISH DBS 7.125% 2/1/16		2,500,000	2,568,750

LVIP Global Income Fund––5

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
DPL 6.50% 10/15/16	350,000	$364,875
Eastman Chemical 2.40% 6/1/17	1,000,000	1,016,937
#Enable Midstream Partners 144A 2.40% 5/15/19	800,000	773,751
Energy Transfer Partners 4.15% 10/1/20	800,000	823,144
#Energy XXI Gulf Coast 144A 11.00% 3/15/20	200,000	176,000
EnLink Midstream Partners 2.70% 4/1/19	300,000	296,447
Enterprise Products Operating 3.20% 2/1/16	1,000,000	1,012,330
Fiserv 2.70% 6/1/20	600,000	599,532
Ford Motor Credit
•0.799% 9/8/17	200,000	198,944
1.50% 1/17/17	1,000,000	999,225
Freeport-McMoRan 2.30% 11/14/17	600,000	598,493
•Goldman Sachs Group 1.437% 4/23/20	1,000,000	1,010,936
#@H.J. Heinz 144A 2.00% 7/2/18	500,000	500,203
Halcon Resources 9.75% 7/15/20	100,000	67,750
HCA 4.25% 10/15/19	300,000	307,500
#Hyundai Capital America 144A 1.45% 2/6/17	400,000	398,879
JPMorgan Chase
•1.177% 1/25/18	1,200,000	1,208,662
2.20% 10/22/19	1,000,000	991,795
Juniper Networks 3.30% 6/15/20	400,000	403,284
KB Home 4.75% 5/15/19	100,000	99,750
Kinder Morgan 3.05% 12/1/19	700,000	699,941
Kinder Morgan Energy Partners 6.85% 2/15/20	800,000	924,717
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	325,222
Kraft Foods Group 2.25% 6/5/17	1,000,000	1,014,116
•Kroger 0.804% 10/17/16	1,000,000	1,000,737
Linn Energy
6.25% 11/1/19	150,000	118,125
6.50% 5/15/19	100,000	81,250
#Metropolitan Life Global Funding I 144A 1.30% 4/10/17	1,000,000	1,002,521
•Mondelez International 0.798% 2/1/19	1,000,000	989,630
Morgan Stanley
•1.128% 1/24/19	1,000,000	1,000,497
•1.417% 1/27/20	800,000	811,906
Navient 5.50% 1/15/19	300,000	306,636

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
#•NBCUniversal Enterprise 144A 0.96% 4/15/18	1,000,000	$1,005,230
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,005,316
NGL Energy Partners 5.125% 7/15/19	100,000	100,250
Pactiv 8.125% 6/15/17	1,000,000	1,087,500
Peabody Energy 6.00% 11/15/18	300,000	145,500
#Prudential Covered Trust 2012-1 144A 2.997% 9/30/15	1,120,000	1,125,925
Regions Financial 2.00% 5/15/18	1,000,000	1,000,019
Reynolds (R.J.) Tobacco 2.30% 8/21/17	400,000	401,612
Reynolds American 2.30% 6/12/18	500,000	504,094
Reynolds Group Issuer 9.00% 4/15/19	300,000	311,625
Sanchez Energy 7.75% 6/15/21	200,000	200,000
Sempra Energy 2.30% 4/1/17	1,000,000	1,015,142
#Sprint Communications 144A 9.00% 11/15/18	300,000	339,528
Talen Energy Supply 6.20% 5/15/16	2,000,000	2,057,372
#Tenet Healthcare 144A 5.00% 3/1/19	100,000	100,375
#TIAA Asset Management Finance 144A 2.95% 11/1/19	600,000	604,802
Time Warner 2.10% 6/1/19	500,000	497,178
Toys R Us 7.375% 10/15/18	500,000	373,750
Tyson Foods 2.65% 8/15/19	500,000	503,778
Viacom 2.75% 12/15/19	600,000	600,575
Walgreens Boots Alliance 1.75% 11/17/17	600,000	602,705
•Wells Fargo 0.907% 4/23/18	1,400,000	1,404,848
Williams Partners 4.125% 11/15/20	300,000	311,525
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	697,306

		55,458,177

Total Corporate Bonds (Cost $85,043,029)		83,714,002

MUNICIPAL BONDS–0.09%
City of Chicago, Illinois
Series 2002B 5.00% 1/1/17	135,000	137,966
Series 2003B 5.00% 1/1/18	90,000	92,948
University of California
•Series Y-1 0.687% 7/1/41	785,000	785,424

LVIP Global Income Fund––6

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
University of California (continued)
•Series Y-2 0.687% 7/1/41	40,000	$40,022

Total Municipal Bonds (Cost $1,055,381)		1,056,360

NON-AGENCY ASSET-BACKED SECURITIES–3.17%
American Express Credit Account Master Trust
•Series 2008-2 A 1.446% 9/15/20	300,000	307,737
•Series 2008-6 A 1.386% 2/15/18	930,000	930,349
•Series 2012-1 A 0.456% 1/15/20	1,310,000	1,310,259
•Series 2012-3 A 0.336% 3/15/18	260,000	260,000
#•American Homes 4 Rent Series 2014-SFR1 A 144A 1.25% 6/17/31	324,109	323,043
#•ARES IIIR/IVR CLO Series 2007-3RA B 144A 0.646% 4/16/21	1,000,000	954,700
#•ARES XI CLO Series 2007-11A A1C 144A 0.546% 10/11/21	421,444	413,984
•BA Credit Card Trust Series 2014-A2 A 0.456% 9/16/19	1,000,000	998,899
#•Babson CLO Series 2007-1A A1 144A 0.50% 1/18/21	587,732	577,799
#•Bridgeport CLO Series 2006-1A B 144A 0.926% 7/21/20	1,000,000	954,100
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.236% 11/15/19	1,240,000	1,235,739
•Series 2007-A2 A2 0.266% 12/16/19	1,230,000	1,225,782
•Series 2007-A5 A5 0.226% 7/15/20	960,000	953,703
#•Catamaran CLO Series 2014-2A B 144A 3.275% 10/18/26	606,600	603,324
#•Cent CDO 15 Series 2007-15A A2B 144A 0.626% 3/11/21	1,000,000	936,900
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% 9/21/45	624,695	637,851
Chase Issuance Trust
•Series 2007-A2 A2 0.236% 4/15/19	1,290,000	1,284,781
•Series 2007-B1 B1 0.436% 4/15/19	1,000,000	993,827
•Series 2007-C1 C1 0.646% 4/15/19	400,000	397,606
•Series 2012-A6 A 0.316% 8/15/17	1,100,000	1,099,912

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
Series 2012-A8 A8 0.54% 10/16/17	670,000	$670,083
•Series 2012-A9 A9 0.336% 10/16/17	600,000	600,000
•Series 2013-A3 A3 0.466% 4/15/20	653,000	652,003
•Series 2014-A3 A3 0.386% 5/15/18	1,280,000	1,279,091
•Series 2014-A5 A5 0.556% 4/15/21	750,000	748,877
Citibank Credit Card Issuance Trust
Series 2003-A7 A7 4.15% 7/7/17	500,000	500,307
•Series 2006-A8 A8 0.315% 12/17/18	600,000	598,265
Series 2012-A1 A1 0.55% 10/10/17	470,000	469,996
•Series 2013-A11 A11 0.428% 2/7/18	1,000,000	1,000,194
•Series 2013-A12 A12 0.506% 11/7/18	660,000	659,668
•Series 2014-A3 A3 0.383% 5/9/18	230,000	229,887
Colony American Homes
#•Series 2014-1A A 144A 1.40% 5/17/31	283,465	281,937
#•Series 2014-1A C 144A 2.10% 5/17/31	100,000	99,081
#•Cornerstone CLO Series 2007-1A A1J 144A 0.675% 7/15/21	1,200,000	1,176,960
#•CountryPlace Manufactured Housing Contract Trust Series 2005-1 A3 144A 4.80% 12/15/35	67,611	68,680
#•CT CDO IV Series 2006-4A A1 144A 0.497% 10/20/43	508,732	497,031
Discover Card Execution Note Trust
•Series 2012-A4 A4 0.556% 11/15/19	1,000,000	1,001,488
•Series 2012-A5 A5 0.386% 1/16/18	1,300,000	1,300,038
•Series 2013-A6 A6 0.624% 4/15/21	580,000	581,449
•Series 2014-A1 A1 0.616% 7/15/21	800,000	801,997
Eaton Vance CLO
#•Series 2014-1A B 144A 2.326% 7/15/26	200,800	200,800

LVIP Global Income Fund––7

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO (continued)
#•Series 2014-1A C 144A 3.276% 7/15/26	171,300	$171,094
#•Fairfield Street Solar Series 2004-1A A1 144A 0.636% 11/28/39	731,775	711,359
Ford Credit Auto Owner Trust Series 2012-D A3 0.51% 4/15/17	226,334	226,305
Invitation Homes Trust
#•Series 2014-SFR1 B 144A 1.685% 6/17/31	130,000	128,617
#•Series 2014-SFR2 A 144A 1.286% 9/17/31	410,000	405,841
#•Series 2014-SFR2 B 144A 1.786% 9/17/31	740,000	735,533
#•Series 2015-SFR1 A 144A 1.635% 3/17/32	215,819	216,304
#•Series 2015-SFR2 A 144A 1.535% 6/17/32	323,465	322,399
LNR CDO
#•Series 2002-1A DFL 144A 1.587% 7/24/37	577,537	558,132
#•Series 2003-1A EFL 144A 3.187% 7/23/36	164,397	163,575
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 3.437% 3/25/32	250,000	255,026
#•Newcastle CDO V Series 2004-5A 1 144A 0.622% 12/24/39	25,584	24,883
#•N-Star REL CDO VI Series 2006-6A A1 144A 0.616% 6/16/41	377,759	366,087
•¿Park Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 1.132% 2/25/35	54,517	54,365
Progress Residential Trust
#•Series 2014-SFR1 A 144A 1.285% 10/17/31	210,000	207,417
#•Series 2014-SFR1 B 144A 2.085% 10/17/31	200,000	200,572
#•Series 2015-SFR1 A 144A 1.585% 2/17/32	1,010,000	1,006,966
•RAAC Trust Series 2004-SP1 AII 0.887% 3/25/34	392,340	374,237
Silver Bay Realty Trust
#•Series 2014-1 A 144A 1.185% 9/17/31	129,001	127,429

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Silver Bay Realty Trust (continued)
#•Series 2014-1 B 144A 1.635% 9/17/31	100,000	$98,529
#•SWAY Residential Trust Series 2014-1 A 144A 1.486% 1/17/32	604,693	604,693
#•Trade MAPS 1 Series 2013-1A A 144A 0.885% 12/10/18	500,000	499,977
#•Tricon American Homes Trust Series 2015-SFR1 A 144A 1.435% 5/17/32	730,000	723,977
West CLO
#•Series 2014-1A A2 144A 2.375% 7/18/26	310,000	304,482
#•Series 2014-1A B 144A 3.125% 7/18/26	830,000	790,409

Total Non-Agency Asset-Backed Securities (Cost $39,175,278)		39,096,335

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.93%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.187% 9/25/34	416,962	417,791
CHL Mortgage Pass Through Trust
•¿Series 2004-6 1A1 2.607% 5/25/34	413,154	411,414
•¿Series 2004-11 2A1 2.241% 7/25/34	158,051	156,494
Credit Suisse First Boston Mortgage Securities
•Series 2003-AR9 3M1 1.687% 3/25/33	380,270	379,910
•Series 2005-C5 C 5.10% 8/15/38	300,000	301,243
•Fannie Mae Connecticut Avenue Securities Series 2014-C02 2M1 1.137% 5/25/24	132,093	131,325
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.065% 12/25/34	437,383	425,927
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.176% 4/19/34	404,678	403,804
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 0.952% 2/25/35	100,000	93,657
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.564% 3/25/35	544,418	534,681

LVIP Global Income Fund––8

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.523% 2/25/34	559,412	$555,230
#•Kildare Securities Series 2007-1A A2 144A 0.402% 12/10/43	103,072	102,862
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 0.927% 3/25/28	79,864	75,689
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 2.431% 10/25/34	446,576	443,228
•Series 2004-10AR 2A2 2.459% 11/25/34	456,140	465,571
•New York Mortgage Trust Series 2005-3 M1 0.637% 2/25/36	48,608	44,672
Sequoia Mortgage Trust
•Series 2003-4 1A1 0.807% 7/20/33	712,131	667,784
•Series 2004-10 A2 0.827% 11/20/34	589,823	555,837
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 3A1 2.445% 9/25/34	501,903	505,009
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 0.928% 10/19/33	497,583	467,861
•Series 2003-AR2 A1 0.926% 12/19/33	130,402	125,036
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 0.888% 1/19/34	436,743	422,469
•Series 2004-AR6 A1A 0.888% 2/19/35	474,917	444,797
Thornburg Mortgage Securities Trust
•Series 2003-4 A1 0.827% 9/25/43	395,363	381,735
•Series 2007-4 1A1 2.201% 9/25/37	442,970	432,046
WaMu Mortgage Pass Through Certificates Trust
• ¿Series 2005-AR2 1A1A 0.517% 1/25/45	443,501	409,875
• ¿Series 2005-AR8 2AB2 0.607% 7/25/45	190,421	175,944
• ¿Series 2005-AR19 A1A1 0.457% 12/25/45	498,775	479,043
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.49% 11/25/33	382,057	381,198
•Series 2003-O 1A2 2.49% 1/25/34	143,482	144,218

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
•Series 2004-I 2A1 2.696% 7/25/34	199,044	$200,054
•Series 2004-X 1A1 2.617% 11/25/34	219,271	219,698
•Series 2005-AR9 2A2 2.613% 10/25/33	568,921	561,501

Total Non-Agency Collateralized Mortgage Obligations (Cost $11,522,142)		11,517,603

«SENIOR SECURED LOANS–0.99%
24 Hour Fitness Worldwide Tranche B 1st Lien 4.75% 5/30/21	119,894	114,237
Alfred Fueling Systems 1st Lien 4.75% 6/20/21	228,393	229,726
AMC Entertainment 3.50% 4/30/20	112,979	112,739
American Airlines Tranche B 1st Lien 3.25% 6/27/20	120,000	119,176
Appvion Tranche B 1st Lien 5.75% 6/28/19	310,009	289,509
BMC Software 1st Lien 5.00% 9/10/20	335,222	316,523
Bowie Resource Holdings Tranche B 1st Lien 6.75% 8/12/20	176,477	168,536
Boyd Gaming Tranche A 1st Lien 3.00% 8/14/18	7,422	7,406
Calpine Construction Finance Tranche B 3.00% 5/3/20	141,018	138,521
Calpine Construction Finance Tranche B2 1st Lien 0.033% 1/31/22	40,395	39,875
Calpine Tranche B5 1st Lien 3.50% 5/27/22	49,985	49,636
Charter Communications Operating 3.00% 7/1/20	227,246	225,069
Chemours Tranche B 1st Lien 3.75% 5/12/22	74,853	74,728
Ciena Tranche B 3.75% 7/15/19	31,100	31,198
CITGO Petroleum Tranche B 4.50% 7/29/21	14,942	14,963
CommScope Tranche B 1st Lien 3.75% 5/28/22	39,295	39,312
Community Health Systems Tranche F 1st Lien 3.25% 12/31/18	97,224	97,341
Connolly Tranche 1st Lien 5.00% 5/14/21	316,646	318,031
Crowne Group Tranche B 1st Lien 6.00% 9/30/20	152,058	151,678

LVIP Global Income Fund—9

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Dell International Tranche B2 First Lien 4.00% 4/29/20	29,935	$29,989
Drillship Ocean Ventures Tranche B 1st Lien 5.50% 7/25/21	300,091	256,578
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 6/24/22	154,547	155,091
Evergreen Acqco 1 Tranche C 5.00% 10/3/19	214,962	201,864
Family Tree Escrow Tranche B 1st Lien 3.50% 3/9/22	35,691	35,732
FGI Operating (Freedom Group) Tranche B 5.50% 4/19/19	923,652	879,779
Fieldwood Energy 1st Lien 3.875% 9/28/18	248,406	237,306
Fitness International Tranche B 1st Lien 5.50% 7/1/20	226,876	218,581
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	299,239	265,918
Fram Group Holdings 1st Lien 6.50% 7/29/17	203,066	195,261
Goodyear Tire & Rubber Tranche 2nd Lien 3.75% 4/30/19	35,506	35,647
Grifols Worldwide Operations USA Tranche B 1st Lien 3.00% 2/27/21	561,614	562,060
Guggenheim Partners Investment Management Holdings Tranche B 4.25% 7/22/20	55,535	55,881
Henniges Automotive Holdings Tranche B 1st Lien 5.50% 6/12/21	146,046	146,320
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	345,588	346,129
Huntsman International 2.50% 4/19/17	124,154	124,257
Ineos US Finance Tranche B 1st Lien 4.25% 3/31/22	35,374	35,431
Interactive Data 1st Lien 4.75% 5/2/21	181,033	181,825
Kinetic Concepts Tranche E1 4.50% 5/4/18	136,909	137,632
M/A-COM Technology Solutions Holdings Tranche B 4.50% 5/8/21	76,230	76,421
Men’s Wearhouse Tranche B 1st Lien 4.50% 6/18/21	108,838	109,281
MoneyGram International Tranche B 1st Lien 4.25% 3/28/20	647,650	618,506
Navios Maritime Midstream Partners Tranche B 1st Lien 5.50% 6/18/20	135,347	134,755
Nexeo Solutions Tranche B 5.00% 9/9/17	11,292	11,154
Nexeo Solutions Tranche B3 1st Lien 5.00% 9/9/17	11,019	10,888

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Novelis Tranche B 1st Lien 4.00% 6/2/22	78,991	$78,756
OCI Beaumont Tranche B3 1st Lien 5.50% 8/20/19	673,536	683,639
Onsite Rental Group Operations Tranche B 1st Lien 5.50% 7/31/21	252,379	246,070
OSG Bulk Ships Tranche B - Exit 5.25% 8/5/19	134,672	135,094
Oxbow Carbon & Minerals Tranche B 1st Lien 4.25% 7/19/19	77,930	77,686
Peabody Energy Tranche B 4.25% 9/24/20	164,435	138,665
Post Holdings Tranche B 3.75% 5/23/21	350,211	349,171
Radio One Tranche 1st Lien 4.50% 12/31/18	553,048	564,283
ROC Finance 1st Lien 5.00% 6/20/19	230,845	227,094
SeaWorld Parks & Entertainment Tranche B2 1st Lien 3.00% 5/14/20	209,529	202,222
Sensus USA 4.75% 5/9/17	174,154	173,392
Spectrum Brands 1st Lien 3.75% 6/23/22	93,778	94,012
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	360,015	332,114
TGI Friday’s 1st Lien 5.25% 7/15/20	29,380	29,441
TI Group Automotive Systems Tranche B 1st Lien 4.50% 6/25/22	22,600	22,572
Trans Union Tranche B2 1st Lien 3.75% 4/9/21	65,912	65,469
TransDigm Tranche C 3.75% 2/28/20	12,408	12,332
TransDigm Tranche D 1st Lien 3.75% 6/4/21	40,013	39,765
Tronox Pigments Holland Tranche B 4.25% 3/19/20	53,270	53,363
UCI International Tranche B 5.50% 7/26/17	78,438	78,045
UPC Financing Partnership Tranche AH 3.25% 6/30/21	140,567	138,834
Utex Industries Tranche B 5.00% 5/22/21	366,502	340,159
Valeant Pharmaceuticals International Tranche BD2 3.50% 2/13/19	130,000	129,858
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 4/2/22	305,220	305,203
Virgin Media Investment Holdings Tranche B 3.50% 6/30/23	57,991	57,508

LVIP Global Income Fund—10

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
WireCo WorldGroup 6.00% 2/15/17		5,686	$5,690

Total Senior Secured Loans (Cost $12,375,818)			12,180,927

ΔSOVEREIGN BONDS–55.16%
Australia–0.96%
Australia Government Bonds
4.50% 4/15/20	AUD	5,000,000	4,241,703
4.75% 4/21/27	AUD	2,500,000	2,233,363
5.25% 3/15/19	AUD	2,000,000	1,714,387
5.75% 5/15/21	AUD	4,000,000	3,633,742

			11,823,195

Brazil–1.58%
Brazil Letras do Tesouro Nacional
≠0.396% 1/1/16	BRL	2,860,000	859,128
≠2.267% 1/1/17	BRL	14,140,000	3,734,297
≠11.133% 10/1/15	BRL	530,000	164,677
≠11.307% 10/1/16	BRL	500,000	136,027
≠12.256% 1/1/18	BRL	8,530,000	2,009,429
≠13.585% 7/1/16	BRL	2,440,000	686,243
Brazil Notas do Tesouro Nacional Series B
6.00% 8/15/18	BRL	100,000	85,998
6.00% 5/15/19	BRL	12,000	101,207
6.00% 8/15/20	BRL	1,000	8,542
6.00% 8/15/22	BRL	432,000	3,702,844
6.00% 5/15/23	BRL	335,500	2,822,568
6.00% 8/15/24	BRL	3,000	25,718
6.00% 5/15/45	BRL	50,000	425,649
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	5,050,000	1,543,151
10.00% 1/1/21	BRL	2,800,000	810,537
10.00% 1/1/23	BRL	8,250,000	2,342,272

			19,458,287

Finland–1.60%
Finland Government Bonds
#144A 3.50% 4/15/21	EUR	6,700,000	8,795,460
#144A 4.25% 7/4/15	EUR	9,800,000	10,924,384

			19,719,844

Germany–3.63%
Bundesrepublik Deutschland
1.50% 9/4/22	EUR	5,450,000	6,537,629
2.25% 9/4/20	EUR	15,200,000	18,785,553
3.25% 7/4/21	EUR	9,200,000	12,095,732
4.25% 7/4/39	EUR	3,300,000	5,697,867
4.75% 7/4/34	EUR	1,000,000	1,734,895

			44,851,676

Hungary–1.32%
Hungary Government Bonds
4.00% 4/25/18	HUF	35,650,000	132,610

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Hungary (continued)
Hungary Government Bonds (continued)
5.50% 12/22/16	HUF 110,000,000	$413,965
5.50% 12/20/18	HUF 44,780,000	175,338
5.50% 6/24/25	HUF 933,240,000	3,730,652
6.00% 11/24/23	HUF 292,820,000	1,198,027
6.50% 6/24/19	HUF 461,600,000	1,870,948
6.75% 2/24/17	HUF 342,810,000	1,316,499
6.75% 11/24/17	HUF 183,690,000	728,302
7.00% 6/24/22	HUF 370,680,000	1,580,236
7.50% 11/12/20	HUF 31,620,000	136,458
Hungary Government International Bonds
5.375% 2/21/23	1,710,000	1,858,257
6.25% 1/29/20	2,792,000	3,141,000

		16,282,292

Iceland–0.09%
#Iceland Government International Bond 144A 5.875% 5/11/22	950,000	1,074,206

		1,074,206

Indonesia–1.59%
Indonesia Treasury Bills
≠6.217% 2/4/16	IDR 5,650,000,000	408,868
≠6.438% 1/7/16	IDR 9,170,000,000	667,328
Indonesia Treasury Bonds
5.625% 5/15/23	IDR 23,097,000,000	1,467,571
7.00% 5/15/22	IDR 19,090,000,000	1,337,614
7.875% 4/15/19	IDR 12,328,000,000	918,888
8.25% 7/15/21	IDR 590,000,000	44,260
8.375% 3/15/24	IDR 56,010,000,000	4,218,489
8.375% 3/15/34	IDR 29,440,000,000	2,212,961
10.00% 9/15/24	IDR 25,030,000,000	2,070,650
10.00% 2/15/28	IDR 7,040,000,000	591,209
10.25% 7/15/22	IDR 7,443,000,000	615,162
11.00% 11/15/20	IDR 7,166,000,000	601,885
11.50% 9/15/19	IDR 1,733,000,000	145,118
12.80% 6/15/21	IDR 47,425,000,000	4,303,394

		19,603,397

Ireland–0.73%
Ireland Government Bond
5.40% 3/13/25	EUR 6,093,810	9,071,654

		9,071,654

Japan–5.66%
Japan Government 10 Yr Bonds
1.70% 12/20/16	JPY 1,400,000,000	11,730,178
1.70% 3/20/17	JPY 700,000,000	5,889,189
1.90% 6/20/16	JPY 1,350,000,000	11,237,851
Japan Government 20 Yr Bonds
1.50% 3/20/34	JPY 1,850,000,000	16,114,280

LVIP Global Income Fund—11

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 20 Yr Bonds (continued)
1.90% 3/22/21	JPY	1,050,000,000	$9,438,576
1.90% 6/20/25	JPY	453,000,000	4,227,104
Japan Government 30 Yr Bond
1.70% 9/20/44	JPY	1,300,000,000	11,274,222

			69,911,400

Malaysia–5.39%
Bank Negara Malaysia Monetary Notes
≠3.039% 7/16/15	MYR	2,750,000	727,471
≠3.067% 11/12/15	MYR	510,000	133,604
≠3.167% 8/11/15	MYR	13,220,000	3,489,600
≠3.205% 8/18/15	MYR	640,000	168,838
≠3.216% 10/1/15	MYR	1,620,000	425,812
≠3.234% 11/24/15	MYR	720,000	188,424
≠3.279% 11/3/15	MYR	51,540,000	13,509,923
≠3.28% 10/27/15	MYR	360,000	94,421
≠6.193% 8/4/15	MYR	37,390,000	9,875,258
Malaysia Government Bonds
3.172% 7/15/16	MYR	8,830,000	2,342,234
3.197% 10/15/15	MYR	29,405,000	7,797,321
3.314% 10/31/17	MYR	6,230,000	1,652,918
3.394% 3/15/17	MYR	370,000	98,461
3.654% 10/31/19	MYR	12,400,000	3,293,270
3.814% 2/15/17	MYR	2,130,000	570,351
3.835% 8/12/15	MYR	39,560,000	10,487,995
4.181% 7/15/24	MYR	6,100,000	1,637,393
4.262% 9/15/16	MYR	4,920,000	1,320,934
4.72% 9/30/15	MYR	26,609,000	7,074,259
Malaysia Treasury Bills
≠2.80% 5/27/16	MYR	230,000	59,212
≠2.826% 9/4/15	MYR	1,430,000	376,769
≠2.929% 4/29/16	MYR	70,000	18,067
≠2.943% 7/24/15	MYR	100,000	26,440
≠2.959% 10/23/15	MYR	130,000	34,111
≠2.978% 9/4/15	MYR	20,000	5,269
≠2.989% 7/24/15	MYR	370,000	97,820
≠2.993% 3/18/16	MYR	430,000	111,382
≠3.00% 7/10/15	MYR	90,000	23,822
≠3.00% 10/9/15	MYR	110,000	28,895
≠3.001% 7/31/15	MYR	110,000	29,062
≠3.001% 9/11/15	MYR	420,000	110,576
≠3.04% 9/25/15	MYR	110,000	28,929
≠3.15% 8/14/15	MYR	2,360,000	622,842
≠3.25% 1/22/16	MYR	190,000	49,459

			66,511,142

Mexico–7.37%
Mexican Bonos
6.25% 6/16/16	MXN	355,850,000	23,297,434
6.50% 6/10/21	MXN	285,000,000	18,972,933
7.25% 12/15/16	MXN	269,912,000	18,030,564

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued)
7.50% 6/3/27	MXN	79,700,000	$5,583,478
7.75% 12/14/17	MXN	24,000,000	1,652,668
7.75% 11/23/34	MXN	50,000,000	3,548,515
8.00% 12/17/15	MXN	55,139,000	3,585,403
8.50% 12/13/18	MXN	94,640,000	6,719,917
Mexican Cetes
≠3.108% 9/24/15	MXN	43,978,000	277,731
≠3.14% 9/17/15	MXN	111,862,000	706,910
≠3.14% 10/1/15	MXN	194,897,000	1,230,172
≠3.15% 10/15/15	MXN	90,660,000	571,505
≠3.19% 11/26/15	MXN	54,866,000	344,449
≠3.196% 12/10/15	MXN	82,300,000	516,098
≠3.21% 2/4/16	MXN	7,695,000	47,976
≠3.297% 11/12/15	MXN	15,853,000	99,671
≠3.355% 1/7/16	MXN	16,503,000	103,230
≠3.37% 4/14/16	MXN	14,021,000	86,848
≠3.401% 3/31/16	MXN	348,658,000	2,161,144
≠3.416% 4/28/16	MXN	51,176,000	316,333
≠3.433% 3/3/16	MXN	40,237,000	250,306
≠3.474% 5/26/16	MXN	109,734,000	676,307
≠3.49% 6/23/16	MXN	118,614,000	728,810
Mexican Udibonos
2.50% 12/10/20	MXN	3,952,653	255,140
3.50% 12/14/17	MXN	7,235,096	489,767
4.00% 6/13/19	MXN	5,018,655	346,747
5.00% 6/16/16	MXN	7,134,828	476,119

			91,076,175

Netherlands–2.02%
Netherlands Government Bond
5.50% 1/15/28	EUR	15,000,000	24,994,500

			24,994,500

New Zealand–3.90%
New Zealand Government Bonds
4.50% 4/15/27	NZD	7,000,000	5,143,629
5.50% 4/15/23	NZD	13,000,000	10,150,211
6.00% 12/15/17	NZD	22,500,000	16,382,839
6.00% 5/15/21	NZD	21,000,000	16,433,554

			48,110,233

Peru–0.01%
Peru Government Bond
7.84% 8/12/20	PEN	427,000	149,914

			149,914

Philippines–0.61%
Philippine Government Bonds
1.625% 4/25/16	PHP	106,730,000	2,351,124
7.00% 1/27/16	PHP	121,210,000	2,752,623
9.125% 9/4/16	PHP	6,310,000	150,061

LVIP Global Income Fund—12

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippine Treasury Bills
≠1.355% 11/4/15	PHP	5,590,000	$123,037
≠1.427% 7/8/15	PHP	1,800,000	39,887
≠1.432% 3/2/16	PHP	11,590,000	253,608
≠1.435% 12/2/15	PHP	13,890,000	304,755
≠1.435% 2/3/16	PHP	14,940,000	327,338
≠1.492% 9/2/15	PHP	6,110,000	134,948
≠1.493% 10/7/15	PHP	17,940,000	395,381
≠1.594% 8/5/15	PHP	30,660,000	677,874

			7,510,636

Poland–3.86%
Poland Government Bonds
•2.01% 1/25/17	PLN	13,308,000	3,542,266
•2.01% 1/25/21	PLN	11,269,000	2,957,586
4.75% 10/25/16	PLN	41,750,000	11,536,112
5.25% 10/25/17	PLN	33,530,000	9,571,863
5.25% 10/25/20	PLN	20,500,000	6,123,210
5.50% 10/25/19	PLN	11,750,000	3,505,271
5.75% 10/25/21	PLN	15,050,000	4,644,590
5.75% 4/25/29	PLN	15,000,000	4,993,685
Poland Government International Bonds 6.375% 7/15/19		680,000	787,440

			47,662,023

Portugal–1.05%
#Portugal Government International Bond 144A 5.125% 10/15/24		3,840,000	3,936,307
Portugal Obrigacoes do Tesouro OT
#144A 3.875% 2/15/30	EUR	7,500,000	8,830,874
#144A 4.95% 10/25/23	EUR	38,200	50,005
#144A 5.65% 2/15/24	EUR	94,800	129,160

			12,946,346

Republic of Korea–4.61%
Korea Monetary Stabilization Bonds
≠1.578% 9/8/15	KRW	2,385,000,000	2,124,026
1.62% 6/9/16	KRW	1,431,000,000	1,278,387
≠1.624% 7/7/15	KRW	1,572,500,000	1,404,109
≠1.665% 10/6/15	KRW	1,209,600,000	1,075,943
1.74% 5/9/16	KRW	507,000,000	453,401
1.92% 3/9/16	KRW	126,640,000	113,378
1.96% 2/2/17	KRW	733,200,000	657,976
≠1.977% 8/4/15	KRW	338,160,000	301,598
2.07% 12/2/16	KRW	3,825,600,000	3,437,057
2.79% 6/2/16	KRW	2,399,500,000	2,166,537
2.80% 8/2/15	KRW	9,507,160,000	8,501,095
2.80% 4/2/16	KRW	6,467,000,000	5,829,045
2.81% 10/2/15	KRW	142,000,000	127,238
2.90% 12/2/15	KRW	12,979,200,000	11,658,442

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Treasury Bonds
2.75% 12/10/15	KRW	6,928,300,000	$6,220,754
2.75% 6/10/16	KRW	5,724,000,000	5,167,515
3.00% 12/10/16	KRW	6,164,020,000	5,610,723
4.00% 9/10/15	KRW	661,400,000	593,559
4.00% 3/10/16	KRW	253,600,000	230,285

			56,951,068

Republic of Lithuania–0.26%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,895,594
#144A 7.375% 2/11/20		1,060,000	1,264,898

			3,160,492

Serbia–0.31%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	1,386,303
#144A 5.25% 11/21/17		880,000	913,528
#144A 7.25% 9/28/21		1,390,000	1,562,013

			3,861,844

Singapore–1.52%
Monetary Authority of Singapore
≠0.88% 7/10/15	SGD	3,280,000	2,435,286
≠0.95% 7/20/15	SGD	320,000	237,543
≠0.993% 7/31/15	SGD	18,280,000	13,566,552
≠0.999% 7/3/15	SGD	1,160,000	861,367
Singapore Government Bond 1.125% 4/1/16	SGD	2,310,000	1,718,455

			18,819,203

Slovenia–0.69%
Slovenia Government International Bonds
#144A 5.50% 10/26/22		4,340,000	4,829,118
#144A 5.85% 5/10/23		3,285,000	3,733,238

			8,562,356

Ukraine–1.13%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	102,844
#144A 8.375% 11/3/17		100,000	51,250
Ukraine Government International Bonds
#144A 4.95% 10/13/15	EUR	100,000	58,509
#144A 6.25% 6/17/16		1,090,000	550,450
#144A 6.58% 11/21/16		1,028,000	515,285
#144A 6.75% 11/14/17		1,790,000	891,867
#144A 7.50% 4/17/23		4,330,000	2,305,725
#144A 7.75% 9/23/20		3,443,000	1,721,500
#144A 7.80% 11/28/22		2,960,000	1,546,600
#144A 7.95% 2/23/21		3,670,000	1,935,925
#144A 9.25% 7/24/17		8,870,000	4,321,907

			14,001,862

LVIP Global Income Fund—13

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
United Kingdom–5.27%
United Kingdom Gilt
4.25% 12/7/27	GBP	9,500,000	$18,135,601
4.25% 9/7/39	GBP	3,000,000	6,031,040
4.50% 9/7/34	GBP	9,250,000	18,716,908
4.75% 3/7/20	GBP	6,000,000	10,868,606
5.00% 3/7/25	GBP	5,700,000	11,295,380

			65,047,535

Total Sovereign Bonds (Cost $743,927,542)			681,161,280

SUPRANATIONAL BANK–0.62%
European Investment Bank 1.40% 6/20/17	JPY	910,000,000	7,682,991

Total Supranational Bank (Cost $7,811,108)			7,682,991

U.S. TREASURY OBLIGATIONS–20.33%
U.S. Treasury Bonds
3.125% 8/15/44		10,500,000	10,518,869
3.625% 8/15/43		9,143,000	10,060,153
U.S. Treasury Notes
0.625% 8/15/16		16,000,000	16,046,256
0.625% 5/31/17		25,000,000	24,998,050
0.625% 4/30/18		29,000,000	28,741,726
0.875% 12/31/16		29,500,000	29,675,171
1.00% 8/31/19		30,000,000	29,482,020
1.125% 4/30/20		26,500,000	25,893,389
1.25% 9/30/15		5,000,000	5,015,040
1.625% 6/30/19		22,264,900	22,477,107
1.625% 8/15/22		23,250,000	22,539,782
1.75% 5/15/22		15,000,000	14,711,715
2.50% 5/15/24		4,680,000	4,760,440

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.50% 11/15/15	6,000,000	$6,097,968

Total U.S. Treasury Obligations (Cost $245,897,700)		251,017,686

	Number of Shares
MONEY MARKET FUND–4.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	56,553,935	56,553,935

Total Money Market Fund (Cost $56,553,935)		56,553,935

	Principal Amount°
SHORT-TERM INVESTMENTS–2.28%
≠Discount Note–1.87%
Federal Home Loan Bank 0.01% 7/1/15	23,135,000	23,135,000

		23,135,000

≠U.S. Treasury Obligations–0.41%
U.S. Treasury Bill 0.083% 11/12/15	5,000,000	4,999,490

		4,999,490

Total Short-Term Investments (Cost $28,133,488)		28,134,490

TOTAL VALUE OF SECURITIES–97.09% (Cost $1,258,603,622)	1,198,815,445
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.91%	35,982,584

NET ASSETS APPLICABLE TO 107,954,507 SHARES OUTSTANDING–100.00%	$1,234,798,029

NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($574,561,407 / 50,161,915 Shares)	$11.454

NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($660,236,622 / 57,792,592 Shares)	$11.424

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,241,435,168
Undistributed net investment income	12,496,870
Accumulated net realized gain on investments	22,231,334
Net unrealized depreciation of investments and derivatives	(41,365,343)

Total net assets	$1,234,798,029

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $98,936,118, which represents 8.01% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.
•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

LVIP Global Income Fund—14

LVIP Global Income Fund

Statement of Net Assets (continued)

«	Includes $1,034,905 cash pledged as collateral for certain open derivatives, $263,100 for fund shares redeemed and $4,574,508 payable for securities purchased as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $500,203, which represents 0.04% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(12,137,044)	USD	15,100,000	11/25/15	$1,541,361
BAML	EUR	(251,705)	USD	287,404	2/26/16	5,589
BCLY	CLP	64,000,000	USD	(103,786)	8/5/15	(4,018)
BCLY	CLP	173,000,000	USD	(276,977)	9/3/15	(8,034)
BCLY	EUR	(228,000)	USD	311,416	7/16/15	57,266
BCLY	EUR	(357,000)	USD	483,995	7/20/15	86,028
BCLY	EUR	(767,000)	USD	1,034,629	7/28/15	179,517
BCLY	EUR	(59,984)	USD	80,756	7/29/15	13,881
BCLY	EUR	(97,592)	USD	130,903	8/4/15	22,089
BCLY	EUR	(1,015,000)	USD	1,364,439	8/5/15	232,706
BCLY	EUR	(705,000)	USD	946,120	8/18/15	159,891
BCLY	EUR	(251,004)	USD	333,992	8/26/15	54,035
BCLY	EUR	(63,718)	USD	82,921	9/21/15	11,825
BCLY	EUR	(153,728)	USD	198,213	9/24/15	26,678
BCLY	EUR	(590,000)	USD	753,314	9/29/15	94,918
BCLY	EUR	(617,237)	USD	783,872	10/27/15	94,717
BCLY	EUR	(174,440)	USD	219,138	11/6/15	24,336
BCLY	EUR	(4,288,000)	USD	5,074,732	1/19/16	278,645
BCLY	EUR	(268,000)	USD	312,782	1/21/16	13,011
BCLY	EUR	(142,000)	USD	161,384	2/11/16	2,461
BCLY	EUR	(627,000)	USD	718,648	2/22/16	16,718
BCLY	EUR	(725,415)	USD	827,792	2/26/16	15,599
BCLY	EUR	(992,741)	USD	1,105,953	3/9/16	(5,903)
BCLY	EUR	(233,016)	USD	249,359	3/16/16	(11,664)
BCLY	EUR	(145,209)	USD	156,014	3/23/16	(6,679)
BCLY	EUR	(8,017,383)	USD	8,833,151	3/29/16	(151,007)
BCLY	EUR	(590,000)	USD	652,118	3/30/16	(9,045)
BCLY	EUR	(390,401)	USD	422,700	4/22/16	(15,058)
BCLY	EUR	(273,608)	USD	299,043	4/29/16	(7,713)
BCLY	EUR	(60,000)	USD	67,224	5/9/16	(85)
BCLY	EUR	(878,515)	USD	1,009,062	5/18/16	23,663
BCLY	EUR	(343,382)	USD	374,506	5/31/16	(10,932)
BCLY	EUR	(405,004)	USD	465,096	6/22/16	10,391
BCLY	EUR	(1,130,000)	USD	1,275,854	6/30/16	6,912
BCLY	JPY	(49,760,000)	USD	490,475	7/29/15	83,591
BCLY	JPY	(13,360,000)	USD	131,092	8/11/15	21,833

LVIP Global Income Fund—15

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	JPY	(11,394,000)	USD	110,740	8/24/15	$ 17,546
BCLY	JPY	(34,125,000)	USD	330,457	8/26/15	51,334
BCLY	JPY	(24,430,094)	USD	229,145	9/18/15	29,236
BCLY	JPY	(288,100,000)	USD	2,675,613	10/13/15	316,868
BCLY	JPY	(108,530,000)	USD	1,019,922	10/22/15	131,183
BCLY	JPY	(81,840,000)	USD	693,430	2/25/16	21,136
BCLY	JPY	(190,420,000)	USD	1,604,279	2/26/16	39,986
BCLY	JPY	(288,085,900)	USD	2,415,490	3/9/16	48,078
BCLY	JPY	(192,553,560)	USD	1,625,528	3/28/16	42,332
BCLY	JPY	(122,220,000)	USD	1,032,132	4/18/16	27,001
BCLY	JPY	(275,090,000)	USD	2,215,323	6/10/16	(50,629)
BCLY	JPY	(79,441,000)	USD	647,902	6/30/16	(6,739)
BCLY	SGD	135,752	USD	(100,171)	8/12/15	567
BCLY	SGD	394,000	USD	(290,624)	8/17/15	1,732
BNYM	EUR	(23,730,000)	USD	26,104,751	7/31/15	(352,448)
BNYM	GBP	(23,730,500)	USD	36,142,893	7/31/15	(1,131,819)
BNYM	JPY	437,621,500	USD	(3,568,298)	7/31/15	10,193
BNYM	NZD	3,607,078	USD	(2,461,470)	7/1/15	(17,182)
BNYM	NZD	(70,493,000)	USD	52,906,852	7/31/15	5,271,319
BNYM	PLN	(71,065,000)	USD	19,285,552	7/31/15	407,134
BNYM	SEK	152,855,000	USD	(17,792,850)	7/31/15	651,763
CITI	AUD	(1,703,000)	USD	1,358,798	11/19/15	55,396
CITI	CLP	509,600,000	USD	(825,263)	7/9/15	(28,798)
CITI	CLP	10,158,000	USD	(16,813)	8/17/15	(996)
CITI	EUR	(213,050)	USD	287,389	7/28/15	49,865
CITI	EUR	(146,969)	USD	196,547	8/10/15	32,663
CITI	EUR	(319,130)	USD	411,581	9/28/15	55,463
CITI	EUR	(4,177,000)	USD	5,230,126	11/9/15	565,289
CITI	EUR	(625,871)	USD	700,837	11/13/15	1,818
CITI	EUR	(126,500)	USD	144,123	1/29/16	2,597
CITI	EUR	(45,000)	USD	51,687	2/9/16	1,327
CITI	EUR	(2,897,361)	USD	3,179,274	3/10/16	(65,815)
CITI	EUR	(162,300)	USD	173,904	3/16/16	(7,840)
CITI	EUR	(1,630,646)	USD	1,813,645	5/26/16	(15,785)
CITI	INR	47,593,000	USD	(726,943)	9/11/15	10,755
CITI	JPY	(296,974,000)	USD	2,938,532	7/24/15	510,346
CITI	JPY	(336,389,300)	USD	3,287,459	8/5/15	536,609
CITI	JPY	(36,124,000)	USD	354,591	8/11/15	59,166
CITI	JPY	(163,190,000)	USD	1,369,307	8/17/15	34,635
CITI	JPY	(105,000,000)	USD	986,805	10/22/15	126,972
CITI	JPY	(5,392,769)	USD	47,303	11/10/15	3,124
CITI	JPY	(706,240,400)	USD	6,172,122	11/12/15	386,095
CITI	JPY	(18,273,000)	USD	152,696	11/16/15	2,977
CITI	JPY	(37,115,000)	USD	320,495	11/19/15	16,375
CITI	JPY	(41,691,000)	USD	359,715	11/20/15	18,092
CITI	JPY	(15,350,000)	USD	129,474	1/14/16	3,527
CITI	JPY	(18,282,000)	USD	156,736	2/9/16	6,622
CITI	JPY	(326,760,000)	USD	2,748,446	2/16/16	64,876
CITI	JPY	(24,520,467)	USD	204,133	3/16/16	2,591
CITI	JPY	(294,831,000)	USD	2,451,287	3/22/16	27,562
CITI	JPY	(25,100,000)	USD	210,105	4/13/16	3,637
CITI	JPY	(230,500,000)	USD	1,871,006	6/8/16	(28,026)
CITI	JPY	(430,080,000)	USD	3,466,290	6/10/16	(76,335)
CITI	JPY	(11,693,000)	USD	95,335	6/16/16	(992)
CITI	MXN	17,494,385	USD	(1,181,127)	7/13/15	(69,122)

LVIP Global Income Fund—16

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CITI	MXN	15,210,900	USD	(1,033,700)	12/11/15	$(77,437)
CITI	MXN	7,292,440	USD	(480,239)	12/18/15	(22,028)
CITI	MXN	4,909,400	USD	(308,354)	3/11/16	(1,945)
CITI	MXN	2,142,000	USD	(133,445)	3/14/16	210
CITI	MXN	2,000,500	USD	(125,549)	3/18/16	(763)
CITI	MXN	12,100,000	USD	(771,742)	3/23/16	(17,277)
CITI	SGD	1,904,081	USD	(1,423,399)	11/16/15	(12,183)
DB	AUD	(140,000)	USD	110,950	10/22/15	3,639
DB	AUD	(459,687)	USD	352,556	12/17/15	1,258
DB	CLP	24,698,500	USD	(39,213)	7/8/15	(608)
DB	CLP	60,541,000	USD	(106,249)	7/10/15	(11,638)
DB	CLP	42,965,000	USD	(68,348)	7/13/15	(1,223)
DB	CLP	63,300,000	USD	(101,735)	7/20/15	(2,907)
DB	CLP	16,303,000	USD	(26,471)	8/6/15	(1,059)
DB	CLP	110,740,000	USD	(183,972)	8/12/15	(11,457)
DB	CLP	595,612,500	USD	(970,052)	8/14/15	(42,358)
DB	CLP	21,370,000	USD	(35,136)	8/24/15	(1,883)
DB	CLP	70,030,000	USD	(115,743)	8/27/15	(6,804)
DB	CLP	16,426,000	USD	(26,396)	8/31/15	(854)
DB	CLP	17,062,000	USD	(27,082)	9/4/15	(561)
DB	CLP	34,798,500	USD	(55,676)	9/8/15	(1,606)
DB	CLP	42,965,000	USD	(67,975)	9/15/15	(1,258)
DB	CLP	20,225,000	USD	(31,720)	9/17/15	(320)
DB	CLP	396,480,000	USD	(619,451)	9/21/15	(4,134)
DB	CLP	31,867,000	USD	(49,993)	9/28/15	(570)
DB	CLP	5,895,000	USD	(9,237)	10/7/15	(102)
DB	EUR	(819,567)	KRW	1,022,000,000	3/29/16	(8,489)
DB	EUR	(11,935,881)	PLN	49,897,952	7/23/15	(47,765)
DB	EUR	(62,412)	PLN	266,000	8/19/15	1,022
DB	EUR	(355,343)	PLN	1,518,347	8/24/15	6,761
DB	EUR	(970,692)	PLN	4,140,000	9/8/15	15,786
DB	EUR	(486,976)	PLN	2,120,000	1/12/16	16,202
DB	EUR	(865,000)	USD	1,180,465	7/16/15	216,254
DB	EUR	(196,000)	USD	265,756	7/22/15	47,258
DB	EUR	(3,960,831)	USD	4,762,769	7/23/15	347,219
DB	EUR	(1,010,900)	USD	1,363,259	7/27/15	236,243
DB	EUR	(9,978)	USD	13,442	7/29/15	2,317
DB	EUR	(396,000)	USD	531,164	8/20/15	89,525
DB	EUR	(99,312)	USD	131,352	8/31/15	20,576
DB	EUR	(51,000)	USD	67,395	9/2/15	10,507
DB	EUR	(476,300)	USD	628,344	9/8/15	96,999
DB	EUR	(3,491,844)	USD	3,951,551	9/17/15	55,630
DB	EUR	(1,956,000)	USD	2,518,995	9/28/15	336,282
DB	EUR	(873,178)	USD	950,847	10/8/15	(23,722)
DB	EUR	(1,320,000)	USD	1,696,728	10/21/15	223,092
DB	EUR	(1,882,857)	USD	2,108,750	10/22/15	6,705
DB	EUR	(193,000)	USD	244,984	10/26/15	29,501
DB	EUR	(775,000)	USD	985,877	10/28/15	120,560
DB	EUR	(416,044)	USD	531,267	10/30/15	66,721
DB	EUR	(24,586)	USD	31,138	11/3/15	3,684
DB	EUR	(187,000)	USD	234,541	11/5/15	25,717
DB	EUR	(143,000)	USD	178,213	11/12/15	18,504
DB	EUR	(81,717)	USD	102,264	11/16/15	10,992
DB	EUR	(22,847)	USD	28,559	11/19/15	3,040
DB	EUR	(564,000)	USD	703,099	11/30/15	72,979

LVIP Global Income Fund—17

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
DB	EUR	(400,000)	USD	499,080	12/4/15	$52,153
DB	EUR	(2,121,000)	USD	2,639,266	12/14/15	268,986
DB	EUR	(590,000)	USD	736,626	12/15/15	77,272
DB	EUR	(1,022,921)	USD	1,161,445	12/17/15	18,236
DB	EUR	(878,675)	USD	1,053,900	1/7/16	71,426
DB	EUR	(8,528,000)	USD	9,715,950	2/26/16	167,776
DB	EUR	(13,076,821)	USD	14,397,874	3/29/16	(255,812)
DB	EUR	(77,628)	USD	85,204	3/31/16	(1,756)
DB	EUR	(780,573)	USD	845,227	4/13/16	(29,822)
DB	EUR	(388,000)	USD	434,761	5/23/16	(666)
DB	EUR	(683,600)	USD	774,450	6/13/16	7,084
DB	GBP	(658,064)	USD	997,296	7/23/15	(36,418)
DB	INR	34,425,000	USD	(535,922)	7/27/15	2,656
DB	INR	67,225,579	USD	(1,042,814)	7/31/15	8,065
DB	INR	71,318,400	USD	(1,099,320)	8/26/15	9,866
DB	INR	58,270,771	USD	(891,501)	9/30/15	8,075
DB	INR	64,954,250	USD	(997,914)	11/6/15	(2,283)
DB	JPY	(446,708,000)	USD	3,761,814	7/23/15	109,386
DB	JPY	(13,360,000)	USD	131,643	8/12/15	22,383
DB	JPY	(25,363,000)	USD	248,684	8/18/15	41,248
DB	JPY	(11,260,000)	USD	108,889	8/25/15	16,790
DB	JPY	(23,347,000)	USD	225,377	8/27/15	34,410
DB	JPY	(282,199,000)	USD	2,379,207	9/17/15	70,043
DB	JPY	(284,100,000)	USD	2,640,089	10/13/15	314,093
DB	JPY	(338,543,000)	USD	2,951,680	11/16/15	177,846
DB	JPY	(29,985,000)	USD	258,535	11/18/15	12,844
DB	JPY	(28,991,000)	USD	243,409	1/7/16	5,582
DB	JPY	(41,390,576)	USD	353,053	1/29/16	13,298
DB	JPY	(54,738,000)	USD	463,331	2/29/16	13,623
DB	JPY	(129,367,000)	USD	1,077,429	3/24/16	13,879
DB	JPY	(97,000,000)	USD	787,682	6/13/16	(11,341)
DB	MXN	75,560,000	USD	(5,525,007)	10/14/15	(753,902)
DB	MXN	17,699,475	USD	(1,168,768)	12/17/15	(56,559)
DB	PLN	4,423,065	USD	(1,402,366)	7/31/15	(227,379)
GCM	DKK	(11,630,245)	USD	1,782,959	2/17/16	32,855
GSC	EUR	(970,000)	USD	1,308,675	7/27/15	227,257
GSC	EUR	(203,000)	USD	272,576	8/12/15	46,206
GSC	EUR	(275,000)	USD	348,383	10/9/15	41,446
GSC	EUR	(1,929,000)	USD	2,453,688	10/29/15	299,845
GSC	EUR	(388,556)	USD	437,455	11/9/15	3,520
GSC	EUR	(210,000)	USD	234,576	11/13/15	32
GSC	EUR	(456,438)	USD	514,446	11/16/15	4,633
GSC	EUR	(305,000)	USD	342,362	11/23/15	1,651
GSC	EUR	(311,000)	USD	339,792	12/1/15	(7,674)
GSC	EUR	(97,000)	USD	111,501	2/9/16	2,947
GSC	EUR	(115,000)	USD	132,126	2/17/16	3,401
GSC	EUR	(390,000)	USD	428,376	3/31/16	(8,512)
GSC	JPY	(24,447,000)	USD	204,291	11/13/15	4,000
GSC	JPY	(170,648,500)	USD	1,377,786	12/1/15	(20,881)
GSC	JPY	(43,530,000)	USD	372,130	1/27/16	14,834
GSC	JPY	(52,074,000)	USD	441,885	2/12/16	14,267
GSC	JPY	(169,827,630)	USD	1,440,083	2/17/16	45,307
HSBC	EUR	(3,756,137)	KRW	4,867,766,000	9/30/15	146,950
HSBC	EUR	(1,775,000)	USD	2,382,094	8/4/15	402,985
HSBC	EUR	(520,000)	USD	662,602	9/30/15	82,309

LVIP Global Income Fund—18

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
HSBC	EUR	(461,000)	USD	500,166	10/13/15	$ (14,412)
HSBC	EUR	(94,000)	USD	104,518	3/9/16	(760)
HSBC	EUR	(799,545)	USD	851,915	4/18/16	(44,187)
HSBC	EUR	(3,710,250)	USD	4,206,087	6/6/16	40,749
HSBC	INR	12,575,500	USD	(195,476)	8/5/15	912
HSBC	INR	22,400,000	USD	(344,191)	8/11/15	5,212
HSBC	INR	102,017,000	USD	(1,564,934)	8/12/15	26,053
HSBC	INR	12,575,500	USD	(193,638)	10/5/15	313
HSBC	INR	484,108,000	USD	(7,400,000)	10/8/15	62,053
HSBC	INR	38,132,000	USD	(588,146)	10/30/15	(2,865)
HSBC	JPY	(50,970,000)	USD	439,093	7/16/15	22,383
HSBC	JPY	(51,004,000)	USD	499,060	8/20/15	81,904
HSBC	JPY	(22,597,000)	USD	218,645	8/25/15	33,817
HSBC	JPY	(39,672,000)	USD	383,000	8/27/15	58,503
HSBC	JPY	(569,000,000)	USD	5,280,864	10/9/15	622,737
HSBC	JPY	(19,870,000)	USD	174,179	11/12/15	11,391
HSBC	JPY	(7,824,000)	USD	66,929	11/24/15	2,812
HSBC	JPY	(345,200,000)	USD	2,757,078	12/9/15	(72,751)
HSBC	JPY	(53,562,442)	USD	457,730	1/28/16	18,074
HSBC	JPY	(246,670,000)	USD	2,093,990	2/12/16	68,400
HSBC	JPY	(36,590,000)	USD	310,174	2/25/16	9,597
HSBC	JPY	(53,500,000)	USD	450,052	3/4/16	10,466
HSBC	JPY	(292,980,000)	USD	2,363,409	6/10/16	(49,906)
HSBC	MXN	40,878,200	USD	(3,040,967)	9/4/15	(452,429)
HSBC	MXN	29,567,420	USD	(1,858,884)	3/11/16	(13,503)
HSBC	SGD	484,000	USD	(358,491)	8/11/15	677
HSBC	SGD	296,000	USD	(217,955)	8/17/15	1,683
HSBC	SGD	296,000	USD	(217,955)	8/18/15	1,680
HSBC	SGD	834,400	USD	(598,565)	9/16/15	20,348
HSBC	SGD	837,000	USD	(663,232)	9/21/15	(42,426)
HSBC	SGD	1,245,000	USD	(939,764)	11/19/15	(17,066)
HSBC	SGD	630,000	USD	(466,760)	12/22/15	(62)
JPMC	AUD	(3,454,022)	IDR	37,970,000,000	6/10/16	9,055
JPMC	AUD	(7,412,000)	USD	5,962,212	11/18/15	289,087
JPMC	AUD	(5,428,000)	USD	4,326,116	11/19/15	171,761
JPMC	CLP	600,075,000	USD	(978,835)	8/10/15	(43,833)
JPMC	CLP	10,067,000	USD	(16,676)	8/17/15	(1,002)
JPMC	CLP	30,560,000	USD	(51,512)	8/20/15	(3,941)
JPMC	CLP	66,100,000	USD	(110,313)	8/28/15	(7,497)
JPMC	CLP	3,644,767,200	USD	(5,697,174)	9/10/15	(34,811)
JPMC	CLP	103,600,000	USD	(161,094)	9/22/15	(328)
JPMC	EUR	(671,551)	HUF	211,290,000	9/23/15	(3,776)
JPMC	EUR	(537,007)	HUF	169,141,000	9/25/15	(2,406)
JPMC	EUR	(4,233,867)	KRW	5,478,200,000	10/14/15	155,877
JPMC	EUR	(1,774,000)	USD	2,385,072	7/31/15	407,193
JPMC	EUR	(784,000)	USD	1,052,030	8/20/15	177,672
JPMC	EUR	(324,000)	USD	432,588	8/21/15	71,242
JPMC	EUR	(3,750,000)	USD	4,879,125	9/8/15	695,745
JPMC	EUR	(170,000)	USD	215,452	10/7/15	25,717
JPMC	EUR	(270,000)	USD	341,782	10/14/15	40,396
JPMC	EUR	(110,916)	USD	138,983	11/12/15	15,106
JPMC	EUR	(395,000)	USD	493,090	12/15/15	51,658
JPMC	EUR	(4,288,000)	USD	5,071,413	1/15/16	275,838
JPMC	EUR	(4,269,000)	USD	5,044,463	1/19/16	269,628
JPMC	EUR	(4,310,000)	USD	5,045,410	1/25/16	223,945

LVIP Global Income Fund—19

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
JPMC	EUR	(214,000)	USD	245,682	2/17/16	$ 6,140
JPMC	EUR	(51,000)	USD	54,613	3/16/16	(2,517)
JPMC	EUR	(566,000)	USD	604,838	4/14/16	(29,463)
JPMC	EUR	(108,077)	USD	117,746	4/21/16	(3,437)
JPMC	EUR	(81,085)	USD	93,062	5/20/16	2,073
JPMC	EUR	(292,994)	USD	328,450	5/26/16	(252)
JPMC	INR	471,150,000	USD	(7,441,646)	7/17/15	(55,098)
JPMC	INR	998,000	USD	(15,715)	7/22/15	(86)
JPMC	JPY	(124,260,500)	USD	1,218,240	8/19/15	201,936
JPMC	JPY	(34,396,000)	USD	336,717	8/20/15	55,395
JPMC	JPY	(59,316,000)	USD	526,866	8/26/15	41,696
JPMC	JPY	(27,309,000)	USD	263,973	8/27/15	40,599
JPMC	JPY	(11,285,000)	USD	109,099	8/31/15	16,788
JPMC	JPY	(24,468,902)	USD	225,231	9/29/15	24,961
JPMC	JPY	(5,819,000)	USD	53,610	9/30/15	5,983
JPMC	JPY	(1,144,000,000)	USD	10,560,812	10/7/15	1,195,855
JPMC	JPY	(176,475,000)	USD	1,669,631	10/19/15	224,594
JPMC	JPY	(333,310,000)	USD	3,152,612	10/20/15	423,297
JPMC	JPY	(274,457,000)	USD	2,411,494	11/12/15	162,945
JPMC	JPY	(176,475,000)	USD	1,518,868	1/20/16	70,634
JPMC	JPY	(246,545,000)	USD	2,092,973	2/12/16	68,410
JPMC	JPY	(163,630,000)	USD	1,380,873	2/16/16	37,035
JPMC	JPY	(174,740,000)	USD	1,479,111	2/17/16	43,990
JPMC	JPY	(113,300,000)	USD	956,138	3/3/16	25,226
JPMC	JPY	(160,970,000)	USD	1,365,122	4/21/16	40,718
JPMC	JPY	(26,934,000)	USD	226,781	5/20/16	4,997
JPMC	JPY	(271,440,000)	USD	2,202,058	6/13/16	(33,892)
JPMC	JPY	(114,500,000)	USD	933,113	6/16/16	(10,144)
MSC	CLP	92,140,000	USD	(145,058)	7/17/15	(1,162)
MSC	CLP	174,910,000	USD	(275,680)	7/20/15	(2,598)
MSC	CLP	113,510,000	USD	(195,306)	7/28/15	(18,221)
MSC	CLP	456,154,400	USD	(740,065)	8/11/15	(29,380)
MSC	CLP	56,740,000	USD	(95,610)	8/18/15	(7,269)
MSC	CLP	42,500,000	USD	(68,054)	9/3/15	(1,985)
MSC	CLP	393,580,000	USD	(617,719)	9/24/15	(7,075)
MSC	EUR	(319,641)	PLN	1,328,000	7/16/15	(3,370)
MSC	EUR	(788,000)	USD	1,075,903	7/16/15	197,524
MSC	EUR	(1,139,000)	USD	1,541,909	7/22/15	272,167
MSC	EUR	(196,000)	USD	244,796	8/14/15	26,226
MSC	EUR	(196,000)	USD	263,134	8/17/15	44,555
MSC	EUR	(267,000)	USD	292,672	3/10/16	(6,372)
MSC	JPY	(12,000,000)	USD	117,279	8/7/15	19,146
MSC	JPY	(328,879,680)	USD	2,751,164	10/16/15	58,366
MSC	JPY	(9,000,000)	USD	78,482	11/16/15	4,742
MSC	JPY	(256,633,500)	USD	2,173,184	12/16/15	69,064
MSC	JPY	(48,880,000)	USD	406,337	3/22/16	4,509
SCB	EUR	(3,415,000)	USD	3,818,038	11/13/15	3,908
SCB	EUR	(107,800)	USD	133,167	12/9/15	12,709
SCB	EUR	(230,000)	USD	246,841	4/13/16	(10,996)
SCB	JPY	(63,360,000)	USD	543,531	7/16/15	25,525
SCB	JPY	(31,894,000)	USD	267,471	8/26/15	6,597
SCB	JPY	(18,274,000)	USD	152,694	11/13/15	2,977
SCB	JPY	(5,370,800)	USD	46,913	11/16/15	2,909
SCB	JPY	(46,050,000)	USD	390,850	1/14/16	13,007
SSB	MXN	(18,413,293)	USD	1,173,868	7/1/15	2,389

LVIP Global Income Fund—20

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
UBS	EUR (1,774,000)	USD 2,380,708	8/4/15	$ 402,713

$20,734,187

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(35) U.S. Treasury 2 yr Notes	$ (7,655,069)	$(7,662,812)	9/30/15	$(7,743)
(71) U.S. Treasury 5 yr Notes	(8,484,445)	(8,467,305)	9/30/15	17,140
(40) U.S. Treasury 10 yr Notes	(5,091,773)	(5,046,875)	9/21/15	44,898
(5) U.S. Treasury Long Bonds	(773,894)	(754,219)	9/21/15	19,675

	$(22,005,181)			$73,970

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BCLY	Alcatel Lucent USA		600,000	5.00%	9/20/17	$2,231
BCLY	CenturyLink		1,000,000	5.00%	6/20/17	(2,335)
BCLY	DISH DBS		2,500,000	5.00%	3/20/16	(1,675)
BCLY	Pactiv		1,000,000	5.00%	6/20/17	(20,257)
CITI	Beazer Homes USA		3,000,000	5.00%	6/20/19	(73,539)
CITI	Dell		1,500,000	1.00%	6/20/16	(5,197)
CITI	Kinder Morgan Energy Partners		800,000	5.00%	3/20/20	2,716
CITI	Lennar		200,000	5.00%	9/20/19	(9,763)
CITI	Lennar		300,000	5.00%	12/20/19	(9,996)
JPMC	DPL		350,000	5.00%	12/20/16	(2,647)
JPMC	PPL Energy Supply		2,000,000	5.00%	6/20/16	(5,606)
JPMC	Tenet Healthcare		550,000	5.00%	12/20/16	(2,925)
JPMC	Toys R Us		500,000	5.00%	12/20/18	(388)

						$(129,381)

	Protection Sold/Moody’s Rating:
BCLY	Anadarko Petroleum/Baa		500,000	1.00%	9/20/19	$(3,793)
BCLY	iHeartCommunications		250,000	5.00%	6/20/18	(22,886)
CITI	Beazer Homes USA/B		200,000	5.00%	9/20/19	8,866
CITI	Beazer Homes USA/B		300,000	5.00%	12/20/19	8,950
CITI	MCDX.NA.24/A		620,000	1.00%	6/20/20	(1,345)
CITI	Tate & Lyle International Finance/Baa	EUR	350,000	1.00%	9/20/19	(3,401)
CITI	United Mexican States/A3		200,000	1.00%	6/20/20	(156)
JPMC	General Electric Capital 5 yr CDS/A		1,500,000	1.00%	3/20/19	16,097
JPMC	ICE - CDX.NA.HY.23		97,000	5.00%	12/20/19	1,568
JPMC	PSEG Power/A		800,000	1.00%	3/20/20	9,418
JPMC	Republic of Portugal/Ba		1,000,000	1.00%	9/20/19	17,821
JPMC	Tenet Healthcare/Ba		400,000	5.00%	12/20/18	12,404

						$43,543

Total						$(85,838)

LVIP Global Income Fund–21

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts (continued)

Interest Rate Swap Contracts

Counterparty	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
JPMC 3-Month LIBOR Telerate Interest Rate Swap	14,880,000	3.018%	0.284%	8/22/23	$(849,918)
JPMC 3-Month LIBOR Telerate Interest Rate Swap	8,500,000	3.848%	0.284%	8/22/43	(1,594,456)
LCH-DB 3-Month LIBOR Telerate Interest Rate Swap	24,860,000	0.925%	0.274%	10/17/17	44,639
LCH-DB 3-Month LIBOR Telerate Interest Rate Swap	4,530,000	2.731%	0.271%	7/7/24	(140,620)
LCH-DB 3-Month LIBOR Telerate Interest Rate Swap	1,450,000	1.977%	0.282%	3/27/25	57,368
LCH-DB 3-Month LIBOR Telerate Interest Rate Swap	1,450,000	1.985%	0.282%	3/27/25	56,425
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	7,650,000	1.914%	0.276%	1/22/25	331,475
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	9,560,000	1.969%	0.277%	1/23/25	368,139
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	5,640,000	1.973%	0.277%	1/27/25	216,163
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	1,410,000	1.937%	0.279%	1/29/25	58,573
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	1,190,000	1.942%	0.278%	1/30/25	49,036
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	1,880,000	1.817%	0.279%	2/3/25	98,438

Total	83,000,000				$(1,304,738)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America

   High Yield

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GCM–Greenwich Capital Management

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

ICE–Intercontinental Exchange, Inc.

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LCH–London Clearing House

MCDX.NA–Municipal Credit Default Index North America

LVIP Global Income Fund–22

LVIP Global Income Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REL–Real Estate

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

SSB–State Street Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–23

LVIP Global Income Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Interest	$18,237,964
Dividends	3,683
Foreign tax withheld	(793)

18,240,854

EXPENSES:
Management fees	4,498,372
Distribution fees-Service Class	794,922
Accounting and administration expenses	166,512
Custodian fees	97,899
Pricing fees	57,741
Reports and statements to shareholders	55,793
Professional fees	36,609
Trustees’ fees and expenses	16,545
Consulting fees	1,390
Other	6,455

5,732,238
Less management fees waived	(484,440)

Total operating expenses	5,247,798

NET INVESTMENT INCOME	12,993,056

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,942,562
Foreign currencies	(35,442,443)
Foreign currency exchange contracts	44,034,367
Futures contracts	(242,118)
Swap contracts	(515,873)

Net realized gain	13,776,495

Net change in unrealized appreciation (depreciation) of:
Investments*	(30,754,248)
Foreign currencies	117,433
Foreign currency exchange contracts	(11,869,273)
Futures contracts	87,892
Swap contracts	1,411,347

Net change in unrealized appreciation (depreciation)	(41,006,849)

NET REALIZED AND UNREALIZED LOSS	(27,230,354)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,237,298)

*Includes $133,314 capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,993,056	$22,168,030
Net realized gain	13,776,495	2,727,866
Net change in unrealized appreciation (depreciation)	(41,006,849)	(1,815,238)

Net increase (decrease) in net assets resulting from operations	(14,237,298)	23,080,658

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,088,016)
Service Class	—	(2,135,606)
Net realized gain:
Standard Class	—	(1,206,181)
Service Class	—	(860,276)

	—	(9,290,079)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,750,295	208,975,497
Service Class	74,280,432	136,777,278
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,294,197
Service Class	—	2,995,882

	122,030,727	355,042,854

Cost of shares redeemed:
Standard Class	(284,755,986)	(186,200,980)
Service Class	(27,394,687)	(56,692,982)

	(312,150,673)	(242,893,962)

Increase (decrease) in net assets derived from capital share transactions	(190,119,946)	112,148,892

NET INCREASE (DECREASE) IN NET ASSETS	(204,357,244)	125,939,471
NET ASSETS:
Beginning of period	1,439,155,273	1,313,215,802

End of period	$1,234,798,029	$1,439,155,273

Undistributed (distributions in excess of) net investment income	$12,496,870	$(496,186)

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–24

LVIP Global Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$11.556	$11.427	$11.804	$11.193	$11.574	$10.817

Income (loss) from investment operations:
Net investment income[2]	0.114	0.195	0.187	0.216	0.284	0.322
Net realized and unrealized gain (loss)	(0.216)	0.021	(0.513)	0.646	(0.151)	0.721

Total from investment operations	(0.102)	0.216	(0.326)	0.862	0.133	1.043

Less dividends and distributions from:
Net investment income	—	(0.070)	(0.030)	(0.229)	(0.498)	(0.286)
Net realized gain	—	(0.017)	(0.021)	(0.022)	(0.016)	—

Total dividends and distributions	—	(0.087)	(0.051)	(0.251)	(0.514)	(0.286)

Net asset value, end of period	$11.454	$11.556	$11.427	$11.804	$11.193	$11.574

Total return[3]	(0.88% )	1.88%	(2.76% )	7.69%	1.09%	9.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$574,561	$819,163	$781,803	$412,853	$135,791	$64,737
Ratio of expenses to average net assets	0.64%	0.64%	0.69%	0.71%	0.73%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.71%	0.74%	0.76%	0.78%	0.80%
Ratio of net investment income to average net assets	1.99%	1.68%	1.63%	1.84%	2.41%	2.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.92%	1.61%	1.58%	1.79%	2.36%	2.82%
Portfolio turnover	31%	81%	51%	31%	42%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–25

LVIP Global Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$11.540	$11.412	$11.818	$11.207	$11.589	$10.833

Income (loss) from investment operations:
Net investment income[2]	0.100	0.166	0.158	0.186	0.256	0.299
Net realized and unrealized gain (loss)	(0.216)	0.020	(0.513)	0.647	(0.152)	0.718

Total from investment operations	(0.116)	0.186	(0.355)	0.833	0.104	1.017

Less dividends and distributions from:
Net investment income	—	(0.041)	(0.030)	(0.200)	(0.470)	(0.261)
Net realized gain	—	(0.017)	(0.021)	(0.022)	(0.016)	—

Total dividends and distributions	—	(0.058)	(0.051)	(0.222)	(0.486)	(0.261)

Net asset value, end of period	$11.424	$11.540	$11.412	$11.818	$11.207	$11.589

Total return[3]	(1.01% )	1.62%	(3.01% )	7.43%	0.83%	9.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$660,237	$619,992	$531,413	$504,516	$411,157	$245,585
Ratio of expenses to average net assets	0.89%	0.89%	0.94%	0.96%	0.98%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.96%	0.99%	1.01%	1.03%	1.05%
Ratio of net investment income to average net assets	1.74%	1.43%	1.38%	1.59%	2.16%	2.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.67%	1.36%	1.33%	1.54%	2.11%	2.57%
Portfolio turnover	31%	81%	51%	31%	42%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–26

LVIP Global Income Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Global Income Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek current income consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The gains or losses attributable to the change in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP Global Income Fund–27

LVIP Global Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Mondrian Investment Partners Ltd. (Mondrian) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (Franklin) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$31,475
Legal	8,645

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $43,990 for the six months ended June 30, 2015

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$609,045
Distribution fees payable to LFD	135,049
Printing and mailing fees payable to Lincoln Life	2,337

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Global Income Fund–28

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$318,095,423
Purchases of U.S. government securities	21,442,525
Sales other than U.S. government securities	335,937,425
Sales of U.S. government securities	106,295,936

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,258,603,622

Aggregate unrealized appreciation	$25,692,288
Aggregate unrealized depreciation	(85,480,465)

Net unrealized depreciation	$(59,788,177)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

LVIP Global Income Fund–29

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligation	$—	$2,391,032	$$2,391,032
Agency Mortgage-Backed Securities	—	5,689,526	5,689,526
Commercial Mortgage-Backed Securities	—	18,619,278	18,619,278
Corporate Bonds	—	83,714,002	83,714,002
Municipal Bonds	—	1,056,360	1,056,360
Non-Agency Asset-Backed Securities	—	39,096,335	39,096,335
Non-Agency Collateralized Mortgage Obligations	—	11,517,603	11,517,603
Senior Secured Loans	—	12,180,927	12,180,927
Sovereign Bonds	—	681,161,280	681,161,280
Supranational Banks	—	7,682,991	7,682,991
U.S. Treasury Obligations	—	251,017,686	251,017,686
Money Market Fund	56,553,935	—	56,553,935
Short-Term Investments	—	28,134,490	28,134,490

Total	$56,553,935	$1,142,261,510	$1,198,815,445

Foreign Currency Exchange Contracts and Foreign
Cross Currency Exchange Contracts	$—	$20,734,187	$20,734,187

Futures Contracts	$73,970	$—	$73,970

Swap Contracts	$—	$(1,390,576)	$(1,390,576)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	4,134,755	18,003,939
Service Class	6,441,542	11,794,425
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	540,785
Service Class	—	257,577

	10,576,297	30,596,726

Shares redeemed:
Standard Class	(24,860,024)	(16,074,773)
Service Class	(2,374,859)	(4,893,278)

	(27,234,883)	(20,968,051)

Net increase (decrease)	(16,658,586)	9,628,675

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change

LVIP Global Income Fund–30

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2015, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to a central counterparty for CDS basket trades, as determined by an applicable central counterparty. At June 30, 2015, net unrealized depreciation of CDS contracts was $85,838.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2015, the notional value of the protection sold was EUR 350,000 and USD 5,867,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2015, net unrealized appreciation of the protection sold was $43,543.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

LVIP Global Income Fund–31

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$25,562,085	Receivables and other assets net of liabilities	$(4,827,898)
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	81,713	Receivables and other assets net of liabilities	(7,743)
Credit contracts
(Swap contracts)	Receivables and other assets net of liabilities	80,071	Receivables and other assets net of liabilities	(165,909)
Interest rate contracts
(Swap contracts)	Receivables and other assets net of liabilities	1,280,256	Receivables and other assets net of liabilities	(2,584,994)

Total		$27,004,125		$(7,586,544)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$44,034,367	$(11,869,273)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(242,118)	87,892
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(35,910)	(57,525)
Interest rate contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(479,963)	1,468,872

Total		$43,276,376	$(10,370,034)

LVIP Global Income Fund–32

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD 156,149,341	USD 499,296,382
Futures contracts (average notional value)	USD —	USD 22,100,577
CDS contracts (average notional value)*	EUR —	EUR 350,000
CDS contracts (average notional value)*	USD 12,528,226	USD 5,659,056
Interest rate swap contracts (average notional value)	USD 78,572,823	USD —

*Asset represents buying protection and liability represents selling protection.

At June 30, 2015, the Fund received $2,506,000 cash collateral and $7,164,000 securities collateral (comprised of U.S. treasury and agency securities) for certain open derivatives.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Barclays Bank	$ 2,259,941	$ (338,452)	$1,921,489
Citigroup Global Markets	2,599,121	(528,739)	2,070,382
JPMorgan Chase Bank	6,834,037	(2,696,166)	4,137,871
Standard Chartered Bank	70,021	(10,996)	59,025

Total	$11,763,120	$(3,574,353)	$8,188,767

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Barclays Bank	$1,921,489	$ —	$(1,921,489)	$—	$—	$ —
Citigroup Global Markets	2,070,382	(1,548,000)	—	—	—	522,382
JPMorgan Chase Bank	4,137,871	(4,137,871)	—	—	—	—
Standard Chartered Bank	59,025	—	—	—	—	59,025

Total	$8,188,767	$(5,685,871)	$(1,921,489)	$—	$—	$581,407

(a) Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

LVIP Global Income Fund–33

LVIP Global Income Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and/or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Global Income Fund–34

LVIP Goldman Sachs Income Builder Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Goldman Sachs Income Builder Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Goldman Sachs Income Builder Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,009.80	0.75%	$3.74
Service Class Shares	1,000.00	1,008.60	1.00%	4.98

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2015

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	40.73%
U.S. Markets	28.92%
Aerospace & Defense	0.84%
Automobiles	0.55%
Banks	2.95%
Beverages	0.40%
Capital Markets	1.61%
Communications Equipment	1.19%
Consumer Finance	0.43%
Containers & Packaging	0.71%
Diversified Telecommunication Services	1.80%
Electric Utilities	1.56%
Electrical Equipment	0.50%
Food Products	0.28%
Household Products	0.46%
Industrial Conglomerates	1.79%
Insurance	2.00%
Media	1.00%
Oil, Gas & Consumable Fuels	1.13%
Pharmaceuticals	3.45%
Real Estate Investment Trusts	2.62%
Semiconductors & Semiconductor Equipment	0.38%
Software	0.57%
Specialty Retail	0.66%
Technology Hardware, Storage & Peripherals	0.80%
Thrifts & Mortgage Finance	0.76%
Tobacco	0.48%
Developed Markets	11.81%
Auto Components	0.27%
Automobiles	0.55%
Banks	2.17%
Beverages	0.52%
Communications Equipment	0.39%
Diversified Telecommunication Services	0.36%
Electric Utilities	0.26%
Food Products	0.78%
Household Products	0.38%
Insurance	1.83%
Oil, Gas & Consumable Fuels	1.30%
Pharmaceuticals	1.09%
Specialty Retail	0.78%
Transportation Infrastructure	0.46%
Wireless Telecommunication Services	0.67%

Convertible Preferred Stock	4.20%

Preferred Stock	0.69%

Master Limited Partnerships	4.30%

Security Type/Sector	Percentage of Net Assets

Corporate Bonds	45.02%
Airlines	0.57%
Automobiles	0.26%
Beverages	0.51%
Chemicals	1.03%
Commercial Banks	1.85%
Commercial Services & Supplies	1.90%
Communications Equipment	0.25%
Computers & Peripherals	0.54%
Construction & Engineering	0.54%
Containers & Packaging	0.81%
Diversified Financial Services	3.69%
Diversified Telecommunication Services	2.14%
Food & Staples Retailing	1.09%
Food Products	0.80%
Health Care Equipment & Supplies	0.46%
Health Care Providers & Services	4.86%
Hotels, Restaurants & Leisure	1.92%
Household Durables	1.35%
Independent Power & Renewable Electricity Producers	0.22%
Independent Power Producers & Energy Traders	1.09%
Industrial Conglomerates	0.55%
Internet & Catalog Retail	0.52%
Internet Software & Services	0.79%
IT Services	0.84%
Media	5.74%
Multiline Retail	0.56%
Oil, Gas & Consumable Fuels	3.38%
Pharmaceuticals	1.35%
Software	1.98%
Technology Hardware, Storage & Peripherals	0.26%
Tobacco	0.28%
Wireless Telecommunication Services	2.89%

Senior Secured Loans	2.64%

Money Market Fund	2.79%

Total Value of Securities	100.37%

Liabilities Net of Receivables and Other Assets	(0.37%)

Total Net Assets	100.00%

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

JPMorgan Chase	1.94%
General Electric	1.79%
Pfizer	1.42%
AT&T	1.08%
Viacom	1.00%
AllianceBernstein Holding	0.99%
Johnson & Johnson	0.94%
Starwood Property Trust	0.93%
Banco Bilbao Vizcaya Argentaria ADR	0.93%
Ares Capital	0.93%

Total	11.95%

Geography	Percentage of Net Assets

Australia	0.99%
Belgium	0.53%
Bermuda	1.10%
Canada	4.75%
Finland	0.27%
France	1.26%
Luxembourg	1.67%
Netherlands	0.78%
Spain	1.55%
Sweden	1.71%
Switzerland	1.47%
United Kingdom	2.32%
United States	79.18%
Total	97.58%

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–40.73%
U.S. MARKETS–28.92%
Aerospace & Defense–0.84%
Boeing	574	$ 79,625

		79,625

Automobiles–0.55%
General Motors	1,561	52,028

		52,028

Banks–2.95%
BB&T	607	24,468
JPMorgan Chase	2,709	183,562
Wells Fargo	1,275	71,706

		279,736

Beverages–0.40%
PepsiCo	403	37,616

		37,616

Capital Markets–1.61%
Ameriprise Financial	455	56,843
Ares Capital	5,347	88,012
†Virtu Financial Class A	321	7,537

		152,392

Communications Equipment–1.19%
Cisco Systems	2,791	76,641
QUALCOMM	570	35,699

		112,340

Consumer Finance–0.43%
Navient	2,241	40,809

		40,809

Containers & Packaging–0.71%
Packaging Corp of America	1,083	67,677

		67,677

Diversified Telecommunication Services–1.80%
AT&T	2,883	102,404
Verizon Communications	1,466	68,330

		170,734

Electric Utilities–1.56%
FirstEnergy	2,215	72,098
NextEra Energy	560	54,897
Pinnacle West Capital	368	20,936

		147,931

Electrical Equipment–0.50%
Eaton	704	47,513

		47,513

Food Products–0.28%
ConAgra Foods	614	26,844

		26,844

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products–0.46%
Procter & Gamble	559	$43,736

		43,736

Industrial Conglomerates–1.79%
General Electric	6,364	169,091

		169,091

Insurance–2.00%
Gallagher (Arthur J.)	942	44,557
MetLife	1,075	60,189
Prudential Financial	964	84,369

		189,115

Media–1.00%
Viacom Class B	1,469	94,956

		94,956

Oil, Gas & Consumable Fuels–1.13%
Devon Energy	558	33,195
Exxon Mobil	611	50,835
Williams	393	22,554

		106,584

Pharmaceuticals–3.45%
Johnson & Johnson	912	88,884
Lilly (Eli)	512	42,747
Merck	1,063	60,517
Pfizer	4,018	134,724

		326,872

Real Estate Investment Trusts–2.62%
Brixmor Property Group	1,855	42,906
RLJ Lodging Trust	1,465	43,628
Starwood Property Trust	4,095	88,329
Two Harbors Investment	7,476	72,816

		247,679

Semiconductors & Semiconductor Equipment–0.38%
Intel	1,187	36,103

		36,103

Software–0.57%
Microsoft	1,232	54,393

		54,393

Specialty Retail–0.66%
Gap	1,629	62,179

		62,179

Technology Hardware, Storage & Peripherals–0.80%
EMC	1,518	40,060
Hewlett-Packard	1,193	35,802

		75,862

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Thrifts & Mortgage Finance–0.76%
New York Community Bancorp	3,933	$ 72,289

		72,289

Tobacco–0.48%
Altria Group	924	45,193

		45,193

Total U.S. Markets (Cost $2,685,265)		2,739,297

§DEVELOPED MARKETS–11.81%
Auto Components–0.27%
Nokian Renkaat ADR	1,611	25,229

		25,229

Automobiles–0.55%
Volvo ADR	4,168	52,058

		52,058

Banks–2.17%
Australia & New Zealand Bankig Group ADR	2,015	49,891
Banco Bilbao Vizcaya Argentaria ADR .	8,926	88,100
†Credit Suisse Group ADR	2,447	67,537

		205,528

Beverages–0.52%
Anheuser-Busch InBev ADR	412	49,716

		49,716

Communications Equipment–0.39%
Ericsson ADR	3,506	36,603

		36,603

Diversified Telecommunication Services–0.36%
Telefonica ADR	2,431	34,520

		34,520

Electric Utilities–0.26%
Iberdrola ADR	928	24,360

		24,360

Food Products–0.78%
Unilever New York Shares	1,763	73,764

		73,764

Household Products–0.38%
Reckitt Benckiser Group ADR	2,100	36,456

		36,456

Insurance–1.83%
Direct Line Insurance Group ADR	2,492	52,944
Everest Re Group	279	50,781
Validus Holdings	855	37,611

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance (continued)
†Zurich Insurance Group ADR	1,064	$ 32,346

		173,682

Oil, Gas & Consumable Fuels–1.30%
Royal Dutch Shell ADR	1,181	67,329
TOTAL ADR	1,135	55,808

		123,137

Pharmaceuticals–1.09%
Novartis ADR	405	39,828
Sanofi ADR	1,276	63,200

		103,028

Specialty Retail–0.78%
Hennes & Mauritz ADR	9,592	73,762

		73,762

Transportation Infrastructure–0.46%
=Sydney Airport	11,685	43,819

		43,819

Wireless Telecommunication Services–0.67%
Vodafone Group ADR	1,732	63,131

		63,131

Total Developed Markets (Cost $1,167,275)		1,118,793

Total Common Stock (Cost $3,852,540)		3,858,090

CONVERTIBLE PREFERRED STOCK–4.20%
Capital One Financial 6.00% exercise price $25.00, expiration date 12/31/49	1,000	24,650
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	446	20,231
•Morgan Stanley 6.375% exercise price $25.00, expiration date 12/31/49	837	21,310
Public Storage 5.75% exercise price $25.00, expiration date 12/31/49	1,660	40,355
•SCE Trust III 5.75% exercise price $25.00, expiration date 12/31/49	4,000	106,480
Taubman Centers 6.50% exercise price $25.00, expiration date 12/31/49	1,601	40,361
Verizon Communications 5.90% exercise price $25.00, expiration date 2/15/54	4,000	104,880

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Vornado Realty Trust 6.625% exercise price $25.00, expiration date 12/31/49	1,576	$39,652

Total Convertible Preferred Stock (Cost $391,620)		397,919

PREFERRED STOCK–0.69%
•GMAC Capital Trust I 8.125%	591	15,354
•Morgan Stanley 5.55%	50,000	49,700

Total Preferred Stock (Cost $66,011)		65,054

MASTER LIMITED PARTNERSHIPS–4.30%
AllianceBernstein Holding	3,181	93,935
DCP Midstream Partners	912	27,989
Energy Transfer Partners	1,404	73,272
Enterprise Products Partners	772	23,075
MarkWest Energy Partners	601	33,884
ONEOK Partners	658	22,372
Plains All American Pipeline	978	42,611
Rose Rock Midstream	205	9,584
Spectra Energy Partners	608	28,029
Targa Resources Partners	952	36,747
Teekay LNG Partners	496	15,971

Total Master Limited Partnerships (Cost $468,227)		407,469

	Principal Amount°
CORPORATE BONDS–45.02%
Airlines–0.57%
Air Canada
#144A 6.75% 10/1/19	25,000	26,563
#144A 8.75% 4/1/20	25,000	27,719

		54,282

Automobiles–0.26%
General Motors 5.00% 4/1/35	25,000	24,618

		24,618

Beverages–0.51%
Cott Beverages 5.375% 7/1/22	50,000	48,625

		48,625

Chemicals–1.03%
Ashland 6.875% 5/15/43	50,000	51,000
#Chemours 144A 7.00% 5/15/25	25,000	24,313
Hexion 8.875% 2/1/18	25,000	22,687

		98,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks–1.85%
•Bank of America 5.125% 12/29/49	75,000	$ 73,575
Wells Fargo
•5.875% 12/29/49	50,000	51,253
•5.90% 12/29/49	50,000	50,250

		175,078

Commercial Services & Supplies–1.90%
#Ahern Rentals 144A 7.375% 5/15/23	50,000	49,625
HD Supply 7.50% 7/15/20	50,000	53,125
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	25,000	23,750
United Rentals North America 5.50% 7/15/25	55,000	53,350

		179,850

Communications Equipment–0.25%
QUALCOMM 4.80% 5/20/45	25,000	24,046

		24,046

Computers & Peripherals–0.54%
NCR 5.875% 12/15/21	50,000	51,687

		51,687

Construction & Engineering–0.54%
#AECOM 144A 5.75% 10/15/22	50,000	50,750

		50,750

Containers & Packaging–0.81%
BWAY Holding 9.125% 8/15/21	25,000	25,875
#Sealed Air 144A 5.25% 4/1/23	50,000	50,563

		76,438

Diversified Financial Services–3.69%
•Citigroup 5.90% 12/29/49	150,000	148,125
CoreLogic 7.25% 6/1/21	25,000	26,563
HRG Group 7.875% 7/15/19	50,000	52,875
JPMorgan Chase
•5.30% 12/29/49	25,000	24,877
•6.125% 12/29/49	50,000	50,267
Nationstar Mortgage 6.50% 7/1/21	50,000	46,750

		349,457

Diversified Telecommunication Services–2.14%
AT&T 4.75% 5/15/46	50,000	45,674
Frontier Communications 8.50% 4/15/20	50,000	52,400
Intelsat Luxembourg 7.75% 6/1/21	125,000	104,844

		202,918

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–1.09%
Ingles Markets 5.75% 6/15/23	25,000	$ 25,533
#Rite Aid 144A 6.125% 4/1/23	75,000	77,531

		103,064

Food Products–0.80%
#H.J. Heinz 144A 5.20% 7/15/45	25,000	25,718
#Post Holdings 144A 6.75% 12/1/21	50,000	50,125

		75,843

Health Care Equipment & Supplies–0.46%
#@Crimson Merger Sub 144A 6.625% 5/15/22	50,000	44,000

		44,000

Health Care Providers & Services–4.86%
Amsurg 5.625% 7/15/22	50,000	50,625
Community Health Systems 6.875% 2/1/22	150,000	158,625
#Concordia Healthcare 144A 7.00% 4/15/23	50,000	50,125
DaVita HealthCare Partners 5.00% 5/1/25	25,000	24,125
HCA 4.75% 5/1/23	125,000	126,875
#•Tenet Healthcare 144A 3.786% 6/15/20	50,000	50,500

		460,875

Hotels, Restaurants & Leisure–1.92%
MGM Resorts International 6.625% 12/15/21	100,000	105,000
#New Red Finance 144A 6.00% 4/1/22	50,000	51,500
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	25,000	25,375

		181,875

Household Durables–1.35%
#@Brookfield Residential Properties 144A 6.50% 12/15/20	25,000	25,011
Spectrum Brands 6.625% 11/15/22	50,000	53,500
TRI Pointe Holdings 4.375% 6/15/19	50,000	49,250

		127,761

Independent Power & Renewable Electricity Producers–0.22%
#Dynegy 144A 6.75% 11/1/19	20,000	20,910

		20,910

Independent Power Producers & Energy Traders–1.09%
Calpine 5.375% 1/15/23	50,000	49,375

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy 7.875% 5/15/21	50,000	$ 53,500

		102,875

Industrial Conglomerates–0.55%
ADS Waste Holdings 8.25% 10/1/20	50,000	52,000

		52,000

Internet & Catalog Retail–0.52%
Amazon.com 4.95% 12/5/44	50,000	48,911

		48,911

Internet Software & Services–0.79%
Equinix 5.375% 4/1/23	75,000	75,375

		75,375

IT Services–0.84%
#First Data 144A 8.25% 1/15/21	75,000	79,313

		79,313

Media–5.74%
21st Century Fox America 6.15% 2/15/41	25,000	29,131
CCO Holdings 5.25% 3/15/21	50,000	50,000
#Cequel Communications Holdings I 144A 5.125% 12/15/21	25,000	22,797
Comcast 4.60% 8/15/45	25,000	24,846
iHeartCommunications 9.00% 12/15/19	50,000	47,837
#Nielsen Finance 144A 5.00% 4/15/22	50,000	49,187
Outfront Media Capital 5.875% 3/15/25	50,000	51,937
#Sirius XM Radio 144A 4.625% 5/15/23	100,000	94,250
Univision Communications 5.125% 2/15/25	50,000	48,385
#Videotron 144A 5.375% 6/15/24	75,000	75,187
#WMG Acquisition 144A 5.625% 4/15/22	50,000	50,250

		543,807

Multiline Retail–0.56%
#Neiman Marcus Group 144A 8.00% 10/15/21	50,000	52,875

		52,875

Oil, Gas & Consumable Fuels–3.38%
Antero Resources 5.125% 12/1/22	50,000	47,500
#144A 5.625% 6/1/23	25,000	24,281
Chesapeake Energy 4.875% 4/15/22	25,000	21,813

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#EP Energy 144A 6.375% 6/15/23	25,000	$25,156
Halcon Resources 8.875% 5/15/21	50,000	33,125
Kinder Morgan 5.05% 2/15/46	25,000	21,756
Laredo Petroleum
5.625% 1/15/22	25,000	24,875
7.375% 5/1/22	25,000	26,437
MEG Energy
#144A 6.375% 1/30/23	25,000	23,250
#144A 7.00% 3/31/24	50,000	48,187
SM Energy 5.00% 1/15/24	25,000	23,813

		320,193

Pharmaceuticals–1.35%
Actavis Funding SCS 4.75% 3/15/45	25,000	23,894
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	75,000	77,625
#144A 6.75% 8/15/21	25,000	26,125

		127,644

Software–1.98%
#@BMC Software Finance 144A 8.125% 7/15/21	50,000	40,687
#@Infor US 144A 6.50% 5/15/22	50,000	51,000
Microsoft 3.75% 2/12/45	50,000	45,198
#@Nuance Communications 144A 5.375% 8/15/20	50,000	50,500

		187,385

Technology Hardware, Storage & Peripherals–0.26%
Apple 4.375% 5/13/45	25,000	24,697

		24,697

Tobacco–0.28%
Reynolds American 5.85% 8/15/45	25,000	26,317

		26,317

Wireless Telecommunication Services–2.89%
Crown Castle International 5.25% 1/15/23	50,000	50,550
SBA Communications 4.875% 7/15/22	50,000	48,875
Sprint 7.875% 9/15/23	125,000	122,225
T-Mobile USA 6.625% 4/1/23	50,000	52,063

		273,713

Total Corporate Bonds (Cost $4,382,853)		4,265,182

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS–2.64%
@21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22	25,000	$ 24,687
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 6/24/22	25,000	25,088
@EnergySolutions Tranche B 1st Lien 6.75% 5/29/20	25,000	25,146
Getty Images Tranche B 4.75% 10/18/19	25,000	18,591
Men’s Wearhouse 1st Lien 5.00% 6/18/21	25,000	25,239
Murray Energy Tranche B2 1st Lien 7.50% 4/16/20	25,000	23,246
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20	25,000	24,888
Sabre GLBL Tranche B 1st Lien 4.00% 2/19/19	14,962	14,966
SS&C Technologies (European Holdings) Tranche B2 1st Lien 4.00% 7/8/22	4,596	4,605
@SS&C Technologies Tranche B1 1st Lien 4.00% 7/8/22	20,404	20,442
TransDigm Tranche C 3.75% 2/28/20	24,936	24,784
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 4/2/22	18,695	18,694

Total Senior Secured Loans (Cost $252,581)		250,376

	Number of Shares

MONEY MARKET FUND–2.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	264,016	264,016

Total Money Market Fund (Cost $264,016)		264,016

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.37% (Cost $9,677,848)	$9,508,106
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.37%)	(34,730)

NET ASSETS APPLICABLE TO 956,071 SHARES OUTSTANDING–100.00%	$9,473,376

NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND STANDARD CLASS ($834,643 / 84,139 Shares)	$9.920

NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND SERVICE CLASS ($8,638,733 / 871,932 Shares)	$9.908

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$9,556,811
Undistributed net investment income	156,090
Accumulated net realized loss on investments	(75,641)
Net unrealized depreciation of investments and derivatives.	(163,884)

Total net assets	$9,473,376

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $1,464,748, which represents 15.46% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

«	Includes $7,419 cash pledged as collateral for futures contracts, $185,062 payable for securities purchased and $44 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $305,223, which represents 3.22% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $43,819, which represents 0.46% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2 U.S. Treasury 2 yr Notes	$ 437,277	$437,875	9/30/15	$ 598
(1) U.S. Treasury 5 yr Notes	(119,032)	(119,258)	9/30/15	(226)
(3) U.S. Treasury 10 yr Notes	(377,975)	(378,516)	9/21/15	(541)
(4) U.S. Treasury Long Bonds	(613,508)	(603,375)	9/21/15	10,133
1 U.S. Treasury Ultra Bonds	158,166	154,063	9/22/15	(4,103)

	$(515,072)			$ 5,861

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$ 118,100
Interest	101,647
Foreign tax withheld	(2,568)
Distributions from Master Limited Partnerships	17,061
Less return of capital distributions (Note 1)	(17,061)

217,179

EXPENSES:
Management fees	29,292
Professional fees	20,725
Distribution fees-Service Class	10,224
Reports and statements to shareholders	3,082
Pricing fees	1,774
Custodian fees.	1,492
Accounting and administration expenses	1,041
Trustees’ fees and expenses	87
Consulting fees	3
Other	381

68,101
Less expenses reimbursed	(24,079)

Total operating expenses	44,022

NET INVESTMENT INCOME	173,157

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	102,875
Futures contracts	(36,483)

Net realized gain	66,392

Net change in unrealized appreciation (depreciation) of:
Investments	(198,254)
Foreign currencies	(3)
Futures contracts	22,519

Net change in unrealized appreciation (depreciation)	(175,738)

NET REALIZED AND UNREALIZED LOSS	(109,346)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 63,811

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	5/1/14* to 12/31/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 173,157	$ 181,033
Net realized gain (loss)	66,392	(142,034)
Net change in unrealized appreciation (depreciation)	(175,738)	11,854

Net increase in net assets resulting from operations	63,811	50,853

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(20,566)
Service Class	—	(182,048)
Return of capital:
Standard Class	—	(512)
Service Class	—	(4,853)

	—	(207,979)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	213	822,738

Service Class	1,093,755	7,856,486

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	21,078
Service Class	—	186,901

	1,093,968	8,887,203

Cost of shares redeemed:
Standard Class	(23)	(2,601)
Service Class	(345,396)	(66,460)

	(345,419)	(69,061)

Increase in net assets derived from capital share transactions	748,549	8,818,142

NET INCREASE IN NET ASSETS	812,360	8,661,016
NET ASSETS:
Beginning of period	8,661,016	—

End of period	$9,473,376	$8,661,016

Undistributed (distributions in excess of) net investment income	$ 156,090	$ (17,067)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–11

LVIP Goldman Sachs Income Builder Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Goldman Sachs Income Builder Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$ 9.824	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.202	0.237
Net realized and unrealized loss	(0.106)	(0.156)
Total from investment operations.	0.096	0.081
Less dividends and distributions from:
Net investment income	—	(0.251)
Return on capital	—	(0.006)
Total dividends and distributions	—	(0.257)
Net asset value, end of period	$ 9.920	$ 9.824
Total return[4]	0.98%	0.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 834	$ 826
Ratio of expenses to average net assets	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.28%	1.52%
Ratio of net investment income to average net assets	4.06%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.53%	2.71%
Portfolio turnover	31%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–12

LVIP Goldman Sachs Income Builder Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Goldman Sachs Income Builder Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$ 9.824	$ 10.000

Income (loss) from investment operations:
Net investment income[3]	0.189	0.220
Net realized and unrealized loss	(0.105)	(0.156)
Total from investment operations	0.084	0.064
Less dividends and distributions from:
Net investment income	—	(0.234)
Return on capital	—	(0.006)
Total dividends and distributions	—	(0.240)

Net asset value, end of period	$ 9.908	$ 9.824

Total return[4]	0.86%	0.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 8,639	$ 7,835
Ratio of expenses to average net assets	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.53%	1.77%
Ratio of net investment income to average net assets	3.81%	3.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.28%	2.46%
Portfolio turnover	31%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–13

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Goldman Sachs Income Builder Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a balance of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity’s securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position expected to be taken on federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The gains or losses attributable to the change in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions

LVIP Goldman Sachs Income Builder Fund–14

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on non–convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (MLPs) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the fiscal year ended December 31, 2014, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the average daily net assets of the Fund.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.75% of the average daily net assets for the Standard Class and 1.00% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Goldman Sachs Asset Management, L.P. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in

LVIP Goldman Sachs Income Builder Fund–15

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

“Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$171
Legal	47

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $83 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$5,061
Management fees payable to LIAC	5,117
Distribution fees payable to LFD	1,794
Printing and mailing fees payable to Lincoln Life	60

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 97.55% of the Standard Class shares and 84.58% of the Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,839,750
Sales	2,652,989

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$9,677,848

Aggregate unrealized appreciation	$ 238,932
Aggregate unrealized depreciation	(408,674)

Net unrealized appreciation	$(169,742)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$32,613	$58,331	$90,944

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Goldman Sachs Income Builder Fund–16

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$ 79,625	$—	$ —	$ 79,625
Automobiles.	52,028	—	—	52,028
Banks	279,736	—	—	279,736
Beverages	37,616	—	—	37,616
Capital Markets	152,392	—	—	152,392
Communications Equipment	112,340	—	—	112,340
Consumer Finance	40,809	—	—	40,809
Containers & Packaging	67,677	—	—	67,677
Diversified Telecommunication Services	170,734	—	—	170,734
Electric Utilities.	147,931	—	—	147,931
Electrical Equipment	47,513	—	—	47,513
Food Products	26,844	—	—	26,844
Household Products	43,736	—	—	43,736
Industrial Conglomerates	169,091	—	—	169,091
Insurance	189,115	—	—	189,115
Media	94,956	—	—	94,956
Oil, Gas & Consumable Fuels	106,584	—	—	106,584
Pharmaceuticals	326,872	—	—	326,872
Real Estate Investment Trusts	247,679	—	—	247,679
Semiconductors & Semiconductor Equipment	36,103	—	—	36,103
Software	54,393	—	—	54,393
Specialty Retail	62,179	—	—	62,179
Technology Hardware, Storage & Peripherals	75,862	—	—	75,862
Thrifts & Mortgage Finance	72,289	—	—	72,289
Tobacco	45,193	—	—	45,193
Developed Markets
Auto Components	25,229	—	—	25,229
Automobiles.	52,058	—	—	52,058
Banks	205,528	—	—	205,528
Beverages	49,716	—	—	49,716
Communications Equipment	36,603	—	—	36,603
Diversified Telecommunication Services	34,520	—	—	34,520
Electric Utilities.	24,360	—	—	24,360
Food Products	73,764	—	—	73,764
Household Products	36,456	—	—	36,456
Insurance	173,682	—	—	173,682
Oil, Gas & Consumable Fuels	123,137	—	—	123,137
Pharmaceuticals	103,028	—	—	103,028
Specialty Retail	73,762	—	—	73,762
Transportation Infrastructure	—	—	43,819	43,819

LVIP Goldman Sachs Income Builder Fund–17

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$ 63,131	$ —	$ —	$ 63,131
Convertible Preferred Stock	397,919	—	—	397,919
Preferred Stock	15,354	49,700	—	65,054
Master Limited Partnerships	407,469	—	—	407,469
Corporate Bonds	—	4,265,182	—	4,265,182
Senior Secured Loans	—	250,376	—	250,376
Money Market Fund	264,016	—	—	264,016

Total	$4,899,029	$4,565,258	$43,819	$9,508,106

Futures Contracts	$ 5,861	$ —	$ —	$ 5,861

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	5/1/14* to 12/31/14
Shares sold:
Standard Class	21	82,241
Service Class	108,949	785,117
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,133
Service Class	—	18,909

	108,970	888,400

Shares redeemed:
Standard Class	(2)	(254)
Service Class	(34,514)	(6,529)

	(34,516)	(6,783)

Net increase	74,454	881,617

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Goldman Sachs Income Builder Fund–18

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	$10,731	Liabilities net of receivables and other assets	$(4,870)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(36,483)	$22,519

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (Average notional value)	$946,873	$1,132,986

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services, LLC and/or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective

LVIP Goldman Sachs Income Builder Fund–19

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

7. Recent Accounting Pronouncements (continued)

for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Goldman Sachs Income Builder Fund–20

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

(formerly LVIP Invesco Diversified Equity-Income RPM Fund)

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,001.80	0.07%	$0.35
Service Class Shares	1,000.00	1,000.00	0.42%	2.08

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.45	0.07%	$0.35
Service Class Shares	1,000.00	1,022.71	0.42%	2.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Investment Companies	100.89%
Equity Funds	92.83%
Money Market Fund	8.06%
Total Value of Securities	100.89%
Liabilities Net of Receivables and Other Assets	(0.89%)
Total Net Assets	100.00%

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.89%
Equity Funds–92.83%
*Invesco V.I. Core Equity Fund	504,348	$20,728,693
*Invesco V.I. Diversified Dividend Fund	885,722	20,991,613
**Invesco V.I. Equity and Income Fund	1,457,644	27,972,191

		69,692,497

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–8.06%
Dreyfus Treasury & Agency
Cash Management Fund - Institutional Shares	6,054,276	$ 6,054,276

		6,054,276

Total Investment Companies (Cost $75,097,969)		75,746,773

TOTAL VALUE OF SECURITIES–100.89% (Cost $75,097,969)	75,746,773
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.89%)	(670,424)

NET ASSETS APPLICABLE TO 7,258,370 SHARES OUTSTANDING–100.00%	$ 75,076,349

NET ASSET VALUE PER SHARE–LVIP INVESCO DIVERSIFIED EQUITY-INCOME MANAGED VOLATILITY FUND STANDARD CLASS ($826,894 / 79,819 Shares)	$ 10.360

NET ASSET VALUE PER SHARE–LVIP INVESCO DIVERSIFIED EQUITY-INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($74,249,455 / 7,178,551 Shares)	$ 10.343

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$ 75,133,475
Accumulated net investment loss	(108,210)
Accumulated net realized loss on investments	(518,399)
Net unrealized appreciation of investments and derivatives.	569,483

Total net assets	$ 75,076,349

*   Series I Shares.

** Series II Shares.

« Includes	$299,942 cash pledged as collateral for futures contracts, $57,591 due to custodian, $972,022 payable for investment
companies	purchased and $65,828 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
34 E-mini S&P 500 Index	$3,571,801	$3,492,480	9/21/15	$(79,321)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$ 185

EXPENSES:
Management fees	158,163
Distribution fees-Service Class	90,972
Accounting and administration expenses	25,619
Professional fees	10,077
Reports and statements to shareholders	2,848
Custodian fees.	868
Trustees’ fees and expenses	436
Pricing fees	108
Consulting fees	8
Other	41

289,140
Less management fees waived	(152,891)
Less expenses reimbursed	(26,825)

Total operating expenses	109,424

NET INVESTMENT LOSS	(109,239)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in investment companies	(38,531)
Futures contracts	(346,137)

Net realized loss	(384,668)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	378,804
Futures contracts	(23,098)

Net change in unrealized appreciation (depreciation)	355,706

NET REALIZED AND UNREALIZED LOSS	(28,962)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(138,201)

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (Unaudited)	5/1/14* to 12/31/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (109,239)	$ 164,785
Net realized loss	(384,668)	(10,370)
Net change in unrealized appreciation (depreciation)	355,706	213,777

Net increase (decrease) in net assets resulting from operations	(138,201)	368,192

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,260)
Service Class	—	(161,727)
Net realized gain:
Standard Class	—	(2,163)
Service Class	—	(121,198)

	—	(289,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	332,359	570,428
Service Class	45,426,330	33,762,842
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,423
Service Class	—	282,925

	45,758,689	34,622,618

Cost of shares redeemed:
Standard Class	(72,421)	(9,276)
Service Class	(3,105,527)	(2,058,377)

	(3,177,948)	(2,067,653)

Increase in net assets derived from capital share transactions	42,580,741	32,554,965

NET INCREASE IN NET ASSETS	42,442,540	32,633,809
NET ASSETS:
Beginning of period	32,633,809	—

End of period	$75,076,349	$32,633,809

Undistributed (accumulated) net investment income (loss)	$ (108,210)	$ 1,029

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–4

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$ 10.341	$ 10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)	0.154
Net realized and unrealized gain	0.023	0.306

Total from investment operations	0.019	0.460

Less dividends and distributions from:
Net investment income	—	(0.079)
Net realized gain	—	(0.040)

Total dividends and distributions	—	(0.119)

Net asset value, end of period	$ 10.360	$ 10.341

Total return[4]	0.18%	4.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 827	$ 566
Ratio of expenses to average net assets[5]	0.07%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.75%	1.11%
Ratio of net investment income (loss) to average net assets	(0.07%)	2.22%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.75%)	1.18%
Portfolio turnover	3%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–5

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$ 10.343	$ 10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.130
Net realized and unrealized gain	0.022	0.306

Total from investment operations	—	0.436

Less dividends and distributions from:
Net investment income	—	(0.053)
Net realized gain	—	(0.040)

Total dividends and distributions	—	(0.093)

Net asset value, end of period	$ 10.343	$ 10.343

Total return[4]	0.00%	4.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 74,249	$ 32,068
Ratio of expenses to average net assets[5]	0.42%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.10%	1.46%
Ratio of net investment income (loss) to average net assets	(0.42%)	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.10%)	0.83%
Portfolio turnover	3%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–6

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Invesco Diversified Equity-Income Managed Volatility Fund (formerly LVIP Invesco Diversified Equity-Income RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Invesco Funds, which are advised by an unaffiliated adviser, invest in stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–7

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.58% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.07% of the average daily net assets for the Standard Class and 0.42% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for the administrative and legal services amounted as follows:

Administrative	$998
Legal	274

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $1,432 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,148 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$ 6,517
Management fees payable to LIAC	1,177
Distribution fees payable to LFD	20,357
Printing and mailing fees payable to Lincoln Life	252

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 12.67% of the Standard Class shares of the Fund.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–8

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$40,345,586
Sales	1,486,105

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$75,097,969

Aggregate unrealized appreciation	$705,729
Aggregate unrealized depreciation	(56,925)

Net unrealized appreciation	$648,804

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$75,746,773

Futures Contracts	$(79,321)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–9

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	5/1/14* to 12/31/14
Shares sold:
Standard Class	32,182	54,973
Service Class	4,376,641	3,272,033
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	616
Service Class	—	27,118

	4,408,823	3,354,740

Shares redeemed:
Standard Class	(7,060)	(892)
Service Class	(298,695)	(198,546)

	(305,755)	(199,438)

Net increase	4,103,068	3,155,302

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(79,321)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(346,137)	$(23,098)

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–10

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$2,371,619	$716,854

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–11

LVIP Invesco V.I. Comstock Managed Volatility Fund (formerly LVIP Invesco V.I. Comstock RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Invesco V.I. Comstock Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco V.I. Comstock Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$992.20	0.00%	$—
Service Class Shares	1,000.00	990.50	0.35%	1.73

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.79	0.00%	$—
Service Class Shares	1,000.00	1,023.06	0.35%	1.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the underlying funds can be found at www.sec.gov

LVIP Invesco V.I. Comstock Managed Volatility Fund–1

LVIP Invesco V.I. Comstock Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Percentage
Security Type/Sector	of Net Assets
Investment Companies	99.89%

Equity Fund	92.85%
Money Market Fund	7.04%
Total Value of Securities	99.89%

Receivables and Other Assets Net of Liabilities	0.11%

Total Net Assets	100.00%

LVIP Invesco V.I. Comstock Managed Volatility Fund–2

LVIP Invesco V.I. Comstock Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.89%
Equity Fund–92.85%
*Invesco V.I. Comstock Fund	5,250,267	$101,540,168

		101,540,168

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–7.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	7,693,067	$7,693,067

		7,693,067

Total Investment Companies (Cost $106,004,528)		109,233,235

TOTAL VALUE OF SECURITIES–99.89% (Cost $106,004,528)	109,233,235
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	120,865

NET ASSETS APPLICABLE TO 10,640,078 SHARES OUTSTANDING–100.00%	$109,354,100

NET ASSET VALUE PER SHARE–LVIP INVESCO V.I. COMSTOCK MANAGED VOLATILITY FUND STANDARD CLASS ($91,212 / 8,860 Shares)	$10.295

NET ASSET VALUE PER SHARE–LVIP INVESCO V.I. COMSTOCK MANAGED VOLATILITY FUND SERVICE CLASS ($109,262,888 / 10,631,218 Shares)	$10.278

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$109,856,613
Accumulated net investment loss	(156,124)
Accumulated net realized loss on investments	(3,577,003)
Net unrealized appreciation of investments and derivatives	3,230,614

Total net assets	$109,354,100

*	Series I Shares.

«	Includes $300,039 cash pledged as collateral for futures contracts, $349,941 payable for securities purchased and $64,499 payable for fund shares redeemed as of June 30, 2015.

The following futures contract was outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(43)	E-mini S&P 500 Index	$(4,418,867)	$(4,416,960)	9/21/15	$1,907

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock Managed Volatility Fund–3

LVIP Invesco V.I. Comstock Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$287
EXPENSES:
Management fees	295,149
Distribution fees-Service Class	158,767
Accounting and administration expenses	33,669
Professional fees	10,435
Reports and statements to shareholders	4,578
Custodian fees	1,056
Trustees’ fees and expenses	873
Pricing fees	111
Consulting fees	22
Other	145

504,805
Less management fees waived	(295,149)
Less expenses reimbursed	(50,889)

Total operating expenses	158,767

NET INVESTMENT LOSS	(158,480)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss from:
Sale of investments in investment companies	(88,620)
Futures contracts	(1,638,030)

Net realized loss	(1,726,650)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	663,028
Futures contracts	220,695

Net change in unrealized appreciation (depreciation)	883,723

NET REALIZED AND UNREALIZED LOSS	(842,927)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,001,407)

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months
	Ended	1/2/14*
	6/30/15	to
	(unaudited)	12/31/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(158,480)	$511,629
Net realized loss	(1,726,650)	(1,850,353)
Net change in unrealized appreciation (depreciation)	883,723	2,346,891

Net increase (decrease) in net assets resulting from operations	(1,001,407)	1,008,167

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(935)
Service Class	—	(514,183)

	—	(515,118)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,307	179,728
Service Class	42,936,033	80,959,039
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	935
Service Class	—	514,183

	42,941,340	81,653,885

Cost of shares redeemed:
Standard Class	(3,180)	(93,872)
Service Class	(7,922,922)	(6,712,793)

	(7,926,102)	(6,806,665)

Increase in net assets derived from capital share transactions	35,015,238	74,847,220

NET INCREASE IN NET ASSETS	34,013,831	75,340,269
NET ASSETS:
Beginning of period	75,340,269	—

End of period	$109,354,100	$75,340,269

Undistributed (Accumulated) net investment income (loss)	$(156,124)	$2,356

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock Managed Volatility Fund–4

LVIP Invesco V.I. Comstock Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	1/2/14[2] to 12/31/14

Net asset value, beginning of period	$10.376	$10.000

Income (loss) from investment operations:
Net investment income[3]	—	0.187
Net realized and unrealized gain (loss)	(0.081)	0.298
Total from investment operations	(0.081)	0.485

Less dividends and distributions from:
Net investment income	—	(0.109)
Total dividends and distributions	—	(0.109)

Net asset value, end of period	$10.295	$10.376

Total return[4]	(0.78%)	4.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 91	$ 90
Ratio of expenses to average net assets[5]	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[5]	0.76%	0.84%
Ratio of net investment income to average net assets	0.00%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.76%)	1.00%
Portfolio turnover	5%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock Managed Volatility Fund–5

LVIP Invesco V.I. Comstock Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class
	Six Months
	Ended	1/2/14[2]
	6/30/15[1]	to
	(unaudited)	12/31/14

Net asset value, beginning of period	$ 10.377	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)	0.155
Net realized and unrealized gain (loss)	(0.081)	0.294
Total from investment operations	(0.099)	0.449

Less dividends and distributions from:
Net investment income	—	(0.072)
Total dividends and distributions	—	(0.072)

Net asset value, end of period	$ 10.278	$10.377

Total return[4]	(0.95%)	4.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$109,263	$75,250
Ratio of expenses to average net assets[5]	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.11%	1.19%
Ratio of net investment income (loss) to average net assets	(0.35%)	1.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.11%)	0.65%
Portfolio turnover	5%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock Managed Volatility Fund–6

LVIP Invesco V.I. Comstock Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Invesco V.I. Comstock Managed Volatility Fund (formerly, LVIP Invesco V.I. Comstock RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Invesco V.I. Comstock Fund, which is advised by an unaffiliated adviser, invests at least 80% of its assets in common stocks and in derivatives and other instruments that have economic characteristics of such securities. The Invesco V.I. Comstock Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. In addition to investment company investments, the Fund may invest in individual securities, such as money market investments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP Invesco V.I. Comstock Managed Volatility Fund–7

LVIP Invesco V.I. Comstock Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive its advisory fee. The waiver amount is 0.65% of the average daily net assets of the Fund. This agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. This agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$1,853
Legal	509

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses ”on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $2,667 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,308 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$11,895
Distribution fees payable to LFD	31,116
Printing and mailing fees payable to Lincoln Life	190

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 11.40% of the Standard Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$34,645,391
Sales	3,945,583

LVIP Invesco V.I. Comstock Managed Volatility Fund–8

LVIP Invesco V.I. Comstock Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$106,004,528

Aggregate unrealized appreciation	$3,228,707
Aggregate unrealized depreciation	—

Net unrealized appreciation	$3,228,707

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$471,142	$706,714	$1,177,856

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$109,233,235

Futures Contracts	$1,907

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco V.I. Comstock Managed Volatility Fund–9

LVIP Invesco V.I. Comstock Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	1/2/14*
	Ended	to
	6/30/15	12/31/14
Shares sold:
Standard Class	517	17,576
Service Class	4,147,079	7,861,075
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	90
Service Class	—	49,185

	4,147,596	7,927,926

Shares redeemed:
Standard Class	(304)	(9,019)
Service Class	(767,601)	(658,520)

	(767,905)	(667,539)

Net increase	3,379,691	7,260,387

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Net Assets	Fair Value	Statement of Net Assets	Fair Value

Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$1,907	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

Unrealized
Appreciation
		Realized Gain (Loss)	(Depreciation)
		on Derivatives	on Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income

Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,638,030)	$220,695

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative	Liability Derivative
	Volume	Volume
Futures contracts (average notional value)	$1,907,937	$8,882,634

LVIP Invesco V.I. Comstock Managed Volatility Fund–10

LVIP Invesco V.I. Comstock Managed Volatility Fund

Notes to Financial Statements (continued)

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8 Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco V.I. Comstock Managed Volatility Fund–11

LVIP Ivy Mid Cap Growth Managed Volatility Fund (formerly LVIP Columbia Small-Mid Cap Growth RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Ivy Mid Cap Growth Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,063.00	0.81%	$4.14
Service Class Shares	1,000.00	1,061.70	1.06%	5.42

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.78	0.81%	$4.06
Service Class Shares	1,000.00	1,019.54	1.06%	5.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Ivy Mid Cap Growth Managed Volatility Fund–1

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	89.91%

Air Freight & Logistics	2.11%
Auto Components	1.39%
Banks	4.76%
Beverages	0.97%
Biotechnology	6.65%
Building Products	1.91%
Capital Markets	3.90%
Chemicals	1.93%
Commercial Services & Supplies	1.38%
Communications Equipment	1.03%
Diversified Financial Services	1.43%
Electrical Equipment	0.48%
Food & Staples Retailing	1.22%
Food Products	3.68%
Health Care Equipment & Supplies	3.85%
Health Care Providers & Services	2.51%
Health Care Technology	1.12%
Hotels, Restaurants & Leisure	1.88%
Internet & Catalog Retail	1.03%
Internet Software & Services	5.26%
IT Services	2.61%
Leisure Products	2.71%
Machinery	2.32%
Multiline Retail	1.16%
Oil, Gas & Consumable Fuels	5.72%
Personal Products	1.13%
Pharmaceuticals	1.87%
Professional Services	2.91%
Road & Rail	0.70%
Semiconductors & Semiconductor Equipment	2.00%
Software	5.04%

	Percentage
Security Type/Sector	of Net Assets

Specialty Retail	6.68%
Technology Hardware, Storage & Peripherals	0.70%
Textiles, Apparel & Luxury Goods	4.00%
Trading Companies & Distributors	1.87%

Money Market Fund	9.72%

Options Purchased	0.34%

Total Value of Securities	99.97%

Options Written	(0.07%	)

Receivables and Other Assets Net of Liabilities	0.10%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Northern Trust	3.12%
Electronic Arts	2.57%
Signature Bank	2.48%
Intuitive Surgical	2.47%
First Republic Bank	2.29%
Expeditors International of Washington	2.11%
Microchip Technology	2.00%
BioMarin Pharmaceutical	1.99%
Fortune Brands Home & Security	1.91%
Dunkin’ Brands Group	1.88%

Total	22.82%

LVIP Ivy Mid Cap Growth Managed Volatility Fund–2

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–89.91%
Air Freight & Logistics–2.11%
Expeditors International of Washington	151,800	$6,998,739

		6,998,739

Auto Components–1.39%
BorgWarner	81,109	4,610,235

		4,610,235

Banks–4.76%
First Republic Bank	120,390	7,588,182
†Signature Bank	56,184	8,224,776

		15,812,958

Beverages–0.97%
Brown-Forman Class B	32,253	3,231,105

		3,231,105

Biotechnology–6.65%
†ACADIA Pharmaceuticals	66,390	2,780,413
†Alkermes	79,740	5,130,472
†BioMarin Pharmaceutical	48,370	6,616,049
†Incyte	33,599	3,501,352
†Medivation	35,360	4,038,112

		22,066,398

Building Products–1.91%
Fortune Brands Home & Security	138,180	6,331,408

		6,331,408

Capital Markets–3.90%
Northern Trust	135,390	10,351,919
Oaktree Capital Group	48,650	2,587,207

		12,939,126

Chemicals–1.93%
Scotts Miracle-Gro Class A	51,420	3,044,578
Valspar	40,940	3,349,711

		6,394,289

Commercial Services & Supplies–1.38%
†Stericycle	34,128	4,570,080

		4,570,080

Communications Equipment–1.03%
†F5 Networks	28,410	3,419,143

		3,419,143

Diversified Financial Services–1.43%
CME Group	51,142	4,759,274

		4,759,274

Electrical Equipment–0.48%
†Generac Holdings	40,330	1,603,117

		1,603,117

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–1.22%
Whole Foods Market	103,082	$4,065,554

		4,065,554

Food Products–3.68%
†Hain Celestial Group	94,604	6,230,619
Mead Johnson Nutrition	66,431	5,993,405

		12,224,024

Health Care Equipment & Supplies–3.85%
†Align Technology	73,276	4,595,138
†Intuitive Surgical	16,929	8,202,101

		12,797,239

Health Care Providers & Services–2.51%
†Acadia Healthcare	47,140	3,692,476
†Henry Schein	32,770	4,657,272

		8,349,748

Health Care Technology–1.12%
†Cerner	53,760	3,712,666

		3,712,666

Hotels, Restaurants & Leisure–1.88%
Dunkin’ Brands Group	113,310	6,232,050

		6,232,050

Internet & Catalog Retail–1.03%
†TripAdvisor	39,080	3,405,431

		3,405,431

Internet Software & Services–5.26%
†CoStar Group	30,303	6,098,782
†GrubHub.	102,203	3,482,056
†Pandora Media	337,390	5,243,041
†WebMD Health	59,779	2,647,014

		17,470,893

IT Services–2.61%
†Alliance Data Systems	16,055	4,687,097
†Teradata	107,960	3,994,520

		8,681,617

Leisure Products–2.71%
Mattel	177,702	4,565,164
Polaris Industries	29,955	4,436,635

		9,001,799

Machinery–2.32%
Flowserve	84,801	4,465,621
Joy Global	76,291	2,761,734
Woodward	8,589	472,309

		7,699,664

LVIP Ivy Mid Cap Growth Managed Volatility Fund–3

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Multiline Retail–1.16%
Nordstrom	51,790	$3,858,355

		3,858,355

Oil, Gas & Consumable Fuels–5.72%
Cabot Oil & Gas	144,269	4,550,244
Cimarex Energy	21,810	2,405,861
†Continental Resources	100,130	4,244,511
Noble Energy	74,534	3,181,111
†Oasis Petroleum	96,273	1,525,927
†Southwestern Energy	136,531	3,103,350

		19,011,004

Personal Products–1.13%
†Coty Class A	117,713	3,763,285

		3,763,285

Pharmaceuticals–1.87%
Zoetis	128,630	6,202,539

		6,202,539

Professional Services–2.91%
Towers Watson Class A	32,590	4,099,822
†Verisk Analytics Class A	76,400	5,558,864

		9,658,686

Road & Rail–0.70%
Hunt (J.B.) Transport Services	28,181	2,313,378

		2,313,378

Semiconductors & Semiconductor Equipment–2.00%
Microchip Technology	140,300	6,653,727

		6,653,727

Software–5.04%
†ANSYS	44,910	4,097,588
†Electronic Arts	128,162	8,522,773
†ServiceNow	55,186	4,100,872

		16,721,233

Specialty Retail–6.68%
†Bed Bath & Beyond	66,568	4,591,861
DSW Class A	122,988	4,104,110
Tiffany	37,810	3,470,958
†Ulta Salon Cosmetics & Fragrance	35,986	5,558,038
†Urban Outfitters	127,350	4,457,250

		22,182,217

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.70%
SanDisk	39,765	$2,315,118

		2,315,118

Textiles, Apparel & Luxury Goods–4.00%
Burberry Group	137,950	3,404,879
†Kate Spade	116,218	2,503,336
Ralph Lauren	35,735	4,729,885
†Under Armour Class A	31,520	2,630,029

		13,268,129

Trading Companies & Distributors–1.87%
Fastenal	147,229	6,210,119

		6,210,119

Total Common Stock (Cost $296,142,876)		298,534,347

MONEY MARKET FUND–9.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	32,283,107	32,283,107

Total Money Market Fund (Cost $32,283,107)		32,283,107

	Number of
	Contracts

OPTIONS PURCHASED–0.34%

Put Options–0.34%
Russell 2000 Index strike price $1,240, expiration date 7/31/15	175	415,800
S&P 500 Index strike price $2,050, expiration date 7/31/15	77	264,110
SPDR S&P 400 MidCap ETF Trust strike price $272.50,expiration date 7/31/15	911	437,280

Total Options Purchased (Premium paid $619,284)		1,117,190

TOTAL VALUE OF SECURITIES–99.97% (Cost $329,045,267)	$331,934,644

LVIP Ivy Mid Cap Growth Managed Volatility Fund–4

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of	Value
	Contracts	(U.S. $)

OPTIONS WRITTEN–(0.07%)
Call Options–(0.01%)
Coty strike price $32, expiration date 7/17/15	(175)	$ (21,875)

		(21,875)

Put Options–(0.06%)
Russell 2000 Index strike price $1,140, expiration date 7/31/15	(175)	(71,750)
S&P 500 Index strike price $1,880, expiration date 7/31/15	(77)	(43,736)
SPDR S&P MidCap 400 ETF Trust strike price $250, expiration date 7/31/15	(911)	(81,990)
Woodward strike price $50, expiration date 7/17/15	(151)	(1,510)

		(198,986)

Total Options Written (Premium received $(117,008))		(220,861)

«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%		333,874

NET ASSETS APPLICABLE TO 25,204,719 SHARES OUTSTANDING–100.00%		$332,047,657

NET ASSET VALUE PER SHARE–LVIP IVY MID CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($26,625,003 / 1,981,752 Shares)		$13.435

NET ASSET VALUE PER SHARE–LVIP IVY MID CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($305,422,654 / 23,222,967 Shares)		$13.152

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)		$305,642,220
Accumulated net investment loss		(495,084)
Accumulated net realized gain on investments		24,129,403
Net unrealized appreciation of investments and derivatives		2,771,118

Total net assets		$332,047,657

†	Non-income producing for the period.

«	Includes $840,939 cash pledged as collateral for futures contracts, $775,008 payable for securities purchased and $192,111 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(43)	E-mini Russell 2000 Index	$ (5,358,457)	$(5,376,720)	9/21/15	$(18,263)
(87)	E-mini S&P 500 Index	(8,940,497)	(8,936,640)	9/21/15	3,857

		$(14,298,954)			$(14,406)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

ETF–Exchange-Traded Fund

See accompanying notes, which are an integral part of the financial statements.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–5

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$1,120,402
Foreign tax withheld	(618)

1,119,784

EXPENSES:
Management fees	1,167,752
Distribution fees-Service Class	355,961
Accounting and administration expenses	91,683
Reports and statements to shareholders	25,793
Professional fees	16,897
Trustees’ fees and expenses	3,371
Custodian fees	3,297
Consulting fees	1,900
Pricing fees	322
Other	1,360

1,668,336

Less management fees waived	(53,468)

Total operating expenses	1,614,868

NET INVESTMENT LOSS	(495,084)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	58,864,442
Foreign currencies	(128,211)
Foreign currency exchange contracts	54,447
Futures contracts	(6,738,702)
Options written	3,087

Net realized gain	52,055,063

Net change in unrealized appreciation (depreciation) of:
Investments	(36,536,358)
Futures contracts	2,185,422
Options written	(103,853)

Net change in unrealized appreciation
(depreciation)	(34,454,789)

NET REALIZED AND UNREALIZED GAIN	17,600,274

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,105,190

See accompanying notes, which are an integral part of the financial statements.

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/15	Year Ended
	(unaudited)	12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(495,084)	$(1,446,033)
Net realized gain (loss)	52,055,063	(25,516,815)
Net change in unrealized appreciation (depreciation)	(34,454,789)	8,990,056

Net increase (decrease) in net assets resulting from operations	17,105,190	(17,972,792)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,507,890	7,256,806
Service Class	51,528,510	144,918,712

	58,036,400	152,175,518

Cost of shares redeemed:
Standard Class	(3,735,205)	(3,922,722)
Service Class	(27,630,353)	(40,836,299)

	(31,365,558)	(44,759,021)

Increase in net assets derived from capital share transactions	26,670,842	107,416,497

NET INCREASE IN NET ASSETS	43,776,032	89,443,705
NET ASSETS:

Beginning of period	288,271,625	198,827,920

End of period	$332,047,657	$288,271,625

Accumulated net investment loss	$(495,084)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–6

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1,2] (unaudited)		12/31/14		12/31/13	Year Ended 12/31/12[3]		12/31/11		12/31/10
Net asset value, beginning of period	$12.639		$13.635		$11.109	$10.431		$11.288		$8.871

Income (loss) from investment operations:
Net investment loss[4]	(0.006)		(0.044)		(0.057)	(0.014)		(0.036)		(0.018)
Net realized and unrealized gain (loss)	0.802		(0.952)		2.800	0.692		(0.821)		2.435

Total from investment operations	0.796		(0.996)		2.743	0.678		(0.857)		2.417

Less dividends and distributions from:
Net realized gain	—		—		(0.217)	—		—		—

Total dividends and distributions	—		—		(0.217)	—		—		—

Net asset value, end of period	$13.435		$12.639		$13.635	$11.109		$10.431		$11.288

Total return[5]	6.30%		(7.31%	)	24.82%	6.50%		(7.59%	)	27.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,625		$22,489		$20,774	$16,610		$17,721		$19,494
Ratio of expenses to average net assets	0.81%		0.84%		0.91%	0.95%		0.93%		0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%		0.86%		0.95%	1.02%		1.00%		1.06%
Ratio of net investment loss to average net assets	(0.09%	)	(0.34%	)	(0.46% )	(0.13%	)	(0.31%	)	(0.19%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.12%	)	(0.36%	)	(0.50% )	(0.20%	)	(0.38%	)	(0.27%	)
Portfolio turnover	129%		149%		140%	231%		113%		103%

[1]	Commencing after the close of business on April 30, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–7

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1,2] (unaudited)		12/31/14		12/31/13	Year Ended 12/31/12[3]		12/31/11		12/31/10
Net asset value, beginning of period	$12.388		$13.398		$10.946	$10.304		$11.178		$8.806

Income (loss) from investment operations:
Net investment loss[4]	(0.022)		(0.074)		(0.088)	(0.041)		(0.064)		(0.042)
Net realized and unrealized gain (loss)	0.786		(0.936)		2.757	0.683		(0.810)		2.414

Total from investment operations	0.764		(1.010)		2.669	0.642		(0.874)		2.372

Less dividends and distributions from:
Net realized gain	—		—		(0.217)	—		—		—

Total dividends and distributions	—		—		(0.217)	—		—		—

Net asset value, end of period	$13.152		$12.388		$13.398	$10.946		$10.304		$11.178

Total return[5]	6.17%		(7.55%	)	24.52%	6.23%		(7.83%	)	26.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$305,423		$265,783		$178,054	$42,985		$36,278		$31,227
Ratio of expenses to average net assets	1.06%		1.09%		1.16%	1.20%		1.18%		1.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.09%		1.11%		1.20%	1.27%		1.25%		1.31%
Ratio of net investment loss to average net assets	(0.34%	)	(0.59%	)	(0.71% )	(0.38%	)	(0.56%	)	(0.44%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.37%	)	(0.61%	)	(0.75% )	(0.45%	)	(0.63%	)	(0.52%	)
Portfolio turnover	129%		149%		140%	231%		113%		103%

[1]	Commencing after the close of business on April 30, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–8

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Ivy Mid Cap Growth Managed Volatility Fund (formerly, LVIP Columbia Small-Mid Cap Growth RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market, LLC. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP Ivy Mid Cap Growth Managed Volatility Fund–9

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all withholding taxes not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $51,309 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million.

Effective May 1, 2015, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.15% on the first $25 million of the Fund’s average daily net assets; 0.10% on the next $50 million; 0.05% on the next $225 million; 0.07% on the next $300 million; and 0.10% on the next $200 million of the Fund’s average daily net assets. When assets exceed $800 million, the waiver amount is 0.25% of the first $25 million of the Fund’s average daily net assets; 0.20% on the next $50 million; 0.15% on the next $75 million; 0.05% on the next $100 million; and 0.10% in excess of $250 million of the Fund’s daily net assets. This agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2015, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.10% on the first $25 million of the Fund’s average daily net assets; and 0.05% of the next $50 million. The agreement expired on April 30, 2015.

Effective May 1, 2015, Ivy Investment Management Company (Sub-Adviser) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to May 1, 2015, Columbia Management Investment Advisors, LLC was the sub-adviser for the Fund.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$6,671
Legal	1,832

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $8,433 for the six months ended June 30, 2015.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–10

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,378 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$186,369
Distribution fees payable to LFD	62,964
Printing and mailing fees payable to Lincoln Life	6,945

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$375,727,582
Sales	362,283,081

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$329,045,267

Aggregate unrealized appreciation	$16,678,598
Aggregate unrealized depreciation	(13,789,221)

Net unrealized appreciation	$2,889,377

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

At December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$22,539,484	$6,555,782	$29,095,266

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP Ivy Mid Cap Growth Managed Volatility Fund–11

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock.	$298,534,347
Money Market Fund	32,283,107
Options Purchased	1,117,190

Total	$331,934,644

Futures Contracts	$(14,406)

Options Written	(220,861)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended	Year Ended
	6/30/15	12/31/14
Shares sold:
Standard Class	481,184	563,800
Service Class	3,890,032	11,466,435

	4,371,216	12,030,235

Shares redeemed:
Standard Class	(278,657)	(308,076)
Service Class	(2,121,478)	(3,301,730)

	(2,400,135)	(3,609,806)

Net increase	1,971,081	8,420,429

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts or foreign cross currency exchange contracts were outstanding at June 30, 2015.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–12

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2015, the Fund entered into options contracts in the normal course of pursuing its investment objectives and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2015 for the Fund were as follows:

	Number of
Call Options	contracts	Premiums

Options outstanding at December 31, 2014	—	$—
Options written	(238)	(24,346)
Options terminated in closing purchase transactions	63	3,087

Options outstanding at June 30, 2015	(175)	$(21,259)

	Number
Put Options	of Contracts	Premiums

Options outstanding at December 31, 2014	—	$—
Options written	(1,314)	(95,749)
Options terminated in closing sales transactions	—	—

Options outstanding at June 30, 2015	(1,314)	$(95,749)

LVIP Ivy Mid Cap Growth Managed Volatility Fund–13

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$3,857	Receivables and other assets net of liabilities	$ (18,263)
Interest rate contracts (Options written)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(117,008)

Total		$3,857		$(135,271)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

			Change in Unrealized
			Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income

Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$54,447	$—
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,738,702)	2,185,422
Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	3,087	(103,853)

Total		$(6,681,168)	$2,081,569

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015:

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$5,078,829	$23,289,704
Foreign currency exchange contracts (average cost)	30,409	13,420
Options contracts (average notional value)	18,661	5,975

6. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–14

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–15

LVIP JPMorgan Mid Cap Value Managed Volatility Fund (formerly LVIP JPMorgan Mid Cap Value RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$992.40	0.80%	$3.95
Service Class Shares	1,000.00	991.20	1.05%	5.18

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.83	0.80%	$4.01
Service Class Shares	1,000.00	1,019.59	1.05%	5.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	89.75%

Banks	5.62%
Beverages	1.56%
Building Products	0.70%
Capital Markets	3.93%
Chemicals	2.26%
Communications Equipment	0.60%
Consumer Finance	0.57%
Containers & Packaging	2.51%
Distributors	0.60%
Electric Utilities	2.48%
Electrical Equipment	2.72%
Electronic Equipment, Instruments & Components	2.39%
Food & Staples Retailing	2.22%
Food Products	0.70%
Gas Utilities	1.66%
Health Care Providers & Services	6.02%
Hotels, Restaurants & Leisure	1.26%
Household Durables	2.65%
Household Products	1.05%
Industrial Conglomerates	1.16%
Insurance	8.57%
Internet & Catalog Retail	1.22%
IT Services	1.51%
Machinery	2.33%
Media	2.77%
Multiline Retail	2.42%
Multi-Utilities	3.90%
Oil, Gas & Consumable Fuels	4.19%
Professional Services	1.01%
Real Estate Investment Trusts	7.49%
Semiconductors & Semiconductor Equipment	2.34%
Software	1.33%
Specialty Retail	5.37%
Textiles, Apparel & Luxury Goods	1.30%
Thrifts & Mortgage Finance	0.34%
Trading Companies & Distributors	1.00%
Money Market Fund	10.22%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Kohl’s	1.67%
Mohawk Industries	1.64%
Cigna	1.63%
Energen	1.52%
Jack Henry & Associates	1.51%
Humana	1.47%
Loews	1.46%
Arrow Electronics	1.43%
Synopsys	1.33%
Kroger	1.28%
Total	14.94%

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.75%
Banks–5.62%
Citizens Financial Group	106,754	$2,915,452
City National	28,078	2,537,970
Fifth Third Bancorp	229,574	4,779,731
First Republic Bank	35,985	2,268,135
Huntington Bancshares	138,529	1,566,763
M&T Bank	24,801	3,098,389
SunTrust Banks	124,298	5,347,300
Zions Bancorporation	45,647	1,448,608

		23,962,348

Beverages–1.56%
Constellation Brands Class A	26,428	3,066,177
Dr Pepper Snapple Group	48,946	3,568,163

		6,634,340

Building Products–0.70%
Fortune Brands Home & Security	64,807	2,969,457

		2,969,457

Capital Markets–3.93%
Ameriprise Financial	37,798	4,722,104
Invesco	87,902	3,295,446
Legg Mason	40,072	2,064,910
Northern Trust	40,399	3,088,908
T. Rowe Price Group	46,162	3,588,172

		16,759,540

Chemicals–2.26%
Airgas	45,100	4,770,678
Albemarle	39,151	2,163,876
Sherwin-Williams	9,799	2,694,921

		9,629,475

Communications Equipment–0.60%
†CommScope Holding	84,367	2,574,037

		2,574,037

Consumer Finance–0.57%
†Ally Financial	108,401	2,431,434

		2,431,434

Containers & Packaging–2.51%
Ball	46,550	3,265,483
Rock-Tenn Class A	49,415	2,974,783
Silgan Holdings	84,650	4,466,134

		10,706,400

Distributors–0.60%
Genuine Parts	28,393	2,542,025

		2,542,025

Electric Utilities–2.48%
Edison International	55,931	3,108,645
Westar Energy	105,914	3,624,377

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	119,718	$3,852,525

		10,585,547

Electrical Equipment–2.72%
AMETEK	75,488	4,135,233
Hubbell Class B	41,523	4,496,110
Regal Beloit	40,755	2,958,405

		11,589,748

Electronic Equipment, Instruments & Components–2.39%
Amphenol Class A	70,762	4,102,073
†Arrow Electronics	108,897	6,076,453

		10,178,526

Food & Staples Retailing–2.22%
Kroger	75,529	5,476,608
†Rite Aid	478,307	3,993,863

		9,470,471

Food Products–0.70%
Hershey	33,579	2,982,823

		2,982,823

Gas Utilities–1.66%
National Fuel Gas	42,514	2,503,649
Questar	218,096	4,560,387

		7,064,036

Health Care Providers & Services–6.02%
AmerisourceBergen	41,201	4,381,314
†Brookdale Senior Living	88,732	3,079,000
Cigna	42,882	6,946,884
†Henry Schein	19,256	2,736,663
Humana	32,860	6,285,461
Universal Health Services Class B	15,800	2,245,180

		25,674,502

Hotels, Restaurants & Leisure–1.26%
Marriott International Class A	32,075	2,386,059
Starwood Hotels & Resorts Worldwide	36,795	2,983,707

		5,369,766

Household Durables–2.65%
†Jarden	83,237	4,307,515
†Mohawk Industries	36,607	6,988,276

		11,295,791

Household Products–1.05%
Energizer Holdings	33,333	4,384,956
†Energizer SP	3,200	108,800

		4,493,756

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–1.16%
Carlisle	49,263	$4,932,212

		4,932,212

Insurance–8.57%
†Alleghany	5,718	2,680,370
Berkley (W.R.)	40,163	2,085,665
Chubb	35,818	3,407,724
Hartford Financial Services Group	113,337	4,711,419
Loews	161,596	6,223,062
Marsh & McLennan	91,505	5,188,333
Old Republic International	128,809	2,013,285
Progressive	71,417	1,987,535
Unum Group	106,161	3,795,256
XL Group	118,751	4,417,537

		36,510,186

Internet & Catalog Retail–1.22%
Expedia	47,470	5,190,845

		5,190,845

IT Services–1.51%
Jack Henry & Associates	99,198	6,418,111

		6,418,111

Machinery–2.33%
IDEX	53,537	4,206,937
†Rexnord	83,865	2,005,212
Snap-on	23,354	3,719,125

		9,931,274

Media–2.77%
CBS Class B	48,441	2,688,475
†DISH Network Class A	64,637	4,376,571
†Gannett	35,435	495,729
TEGNA	70,869	2,272,769
Time	86,194	1,983,324

		11,816,868

Multiline Retail–2.42%
Kohl’s	113,571	7,110,680
Nordstrom	43,299	3,225,775

		10,336,455

Multi-Utilities–3.90%
CenterPoint Energy	262,578	4,996,859
CMS Energy	112,135	3,570,378
NiSource	48,793	2,224,473
Sempra Energy	27,068	2,678,108
WEC Energy Group	70,041	3,149,744

		16,619,562

Oil, Gas & Consumable Fuels–4.19%
Energen	95,023	6,490,071
EQT	65,106	5,295,722

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Energy	66,089	$1,878,249
†Southwestern Energy	184,871	4,202,118

		17,866,160

Professional Services–1.01%
Equifax	44,294	4,300,504

		4,300,504

Real Estate Investment Trusts–7.49%
American Campus Communities	63,614	2,397,612
AvalonBay Communities	25,360	4,054,303
Boston Properties	19,349	2,342,003
Brixmor Property Group	132,535	3,065,535
General Growth Properties	122,990	3,155,923
Kimco Realty	178,000	4,012,120
Outfront Media	73,568	1,856,856
Rayonier	87,585	2,237,797
Regency Centers	36,941	2,178,780
Vornado Realty Trust	38,134	3,620,061
Weyerhaeuser	95,756	3,016,314

		31,937,304

Semiconductors & Semiconductor Equipment–2.34%
Analog Devices	60,538	3,885,631
KLA-Tencor	25,117	1,411,827
Xilinx	105,675	4,666,608

		9,964,066

Software–1.33%
†Synopsys	112,028	5,674,218

		5,674,218

Specialty Retail–5.37%
†AutoZone	6,900	4,601,610
†Bed Bath & Beyond	66,507	4,587,653
Best Buy	124,959	4,074,913
Gap	127,110	4,851,789
Tiffany	52,120	4,784,616

		22,900,581

Textiles, Apparel & Luxury Goods–1.30%
PVH	32,418	3,734,554
VF	25,635	1,787,785

		5,522,339

Thrifts & Mortgage Finance–0.34%
Hudson City Bancorp	145,002	1,432,620

		1,432,620

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–1.00%
MSC Industrial Direct	61,394	$4,283,459

		4,283,459

Total Common Stock
(Cost $326,756,561)		382,550,786

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–10.22%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	43,578,125	$43,578,125

Total Money Market Fund
(Cost $43,578,125)		43,578,125

TOTAL VALUE OF SECURITIES–99.97% (Cost $370,334,686)	426,128,911
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	118,654

NET ASSETS APPLICABLE TO 27,701,550 SHARES OUTSTANDING–100.00%	$426,247,565

NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($33,366,907 / 2,152,200 Shares)	$15.504

NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($392,880,658 / 25,549,350 Shares)	$15.377

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$386,067,224
Undistributed net investment income	1,057,441
Accumulated net realized loss on investments	(16,657,334)
Net unrealized appreciation of investments and derivatives	55,780,234

Total net assets	$426,247,565

†	Non-income producing for the period.

«	Includes $834,577 cash pledged as collateral for futures contracts, $1,082,219,payable for securities purchased and $132,484 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(51) E-mini Russell 2000 Index	$(6,355,379)	$(6,377,040)	9/21/15	$(21,661)
(173) E-mini S&P 500 Index	(17,778,230)	(17,770,560)	9/21/15	7,670

	$(24,133,609)			$(13,991)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$3,081,282

EXPENSES:
Management fees	1,442,569
Distribution fees-Service Class	450,612
Accounting and administration expenses	116,469
Reports and statements to shareholders	21,062
Professional fees	17,379
Trustees’ fees and expenses	4,288
Custodian fees	3,645
Consulting fees	1,927
Pricing fees	302
Other	1,292

2,059,545
Less management fees waived	(35,704)

Total operating expenses	2,023,841

NET INVESTMENT INCOME	1,057,441

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,419,012
Futures contracts	(7,299,986)

Net realized loss	(2,880,974)

Net change in unrealized appreciation (depreciation) of:
Investments	(2,545,328)
Futures contracts	119,406

Net change in unrealized appreciation (depreciation)	(2,425,922)

NET REALIZED AND UNREALIZED LOSS	(5,306,896)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,249,455)

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,057,441	$1,966,177
Net realized loss	(2,880,974)	(8,603,851)
Net change in unrealized appreciation (depreciation)	(2,425,922)	30,802,844

Net increase (decrease) in net assets resulting from operations	(4,249,455)	24,165,170

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(255,485)
Service Class	—	(1,813,130)
Return of capital:
Standard Class	—	(1,024)
Service Class	—	(10,429)

	—	(2,080,068)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,607,889	11,318,120
Service Class	86,462,136	142,356,224
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	256,509
Service Class	—	1,823,559

	90,070,025	155,754,412

Cost of shares redeemed:
Standard Class	(2,454,597)	(5,304,368)
Service Class	(18,107,397)	(34,996,623)

	(20,561,994)	(40,300,991)

Increase in net assets derived from capital share transactions	69,508,031	115,453,421

NET INCREASE IN NET ASSETS	65,258,576	137,538,523
NET ASSETS:
Beginning of period	360,988,989	223,450,466

End of period	$426,247,565	$360,988,989

Undistributed net investment income	$1,057,441	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12[2]	12/31/11	12/31/10[3]

Net asset value, beginning of period	$15.623	$14.564	$11.782	$10.357	$10.544	$8.457

Income (loss) from investment operations:
Net investment income[4]	0.060	0.133	0.094	0.061	0.030	0.033
Net realized and unrealized gain (loss)	(0.179)	1.050	2.753	1.364	(0.217)	2.061

Total from investment operations	(0.119)	1.183	2.847	1.425	(0.187)	2.094

Less dividends and distributions from:
Net investment income	—	(0.123)	(0.065)	—	—	(0.007)
Return of capital	—	(0.001)	—	—	—	—

Total dividends and distributions	—	(0.124)	(0.065)	—	—	(0.007)

Net asset value, end of period	$15.504	$15.623	$14.564	$11.782	$10.357	$10.544

Total return[5]	(0.76% )	8.11%	24.17%	13.76%	(1.77% )	24.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,367	$32,478	$24,156	$16,971	$20,844	$47,733
Ratio of expenses to average net assets	0.80%	0.81%	0.95%	1.13%	1.02%	1.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.84%	0.99%	1.22%	1.08%	1.26%
Ratio of net investment income to average net assets	0.77%	0.89%	0.70%	0.55%	0.27%	0.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.75%	0.86%	0.66%	0.46%	0.21%	0.32%
Portfolio turnover	13%	24%	25%	146%	87%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[3]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12[2]	12/31/11	12/31/10[3]

Net asset value, beginning of period	$15.515	$14.466	$11.705	$10.315	$10.526	$8.458

Income (loss) from investment operations:
Net investment income[4]	0.040	0.095	0.061	0.033	0.003	0.010
Net realized and unrealized gain (loss)	(0.178)	1.041	2.731	1.357	(0.214)	2.058

Total from investment operations	(0.138)	1.136	2.792	1.390	(0.211)	2.068

Less dividends and distributions from:
Net investment income	—	(0.086)	(0.031)	—	—	—
Return of capital.	—	(0.001)	—	—	—	—

Total dividends and distributions	—	(0.087)	(0.031)	—	—	—

Net asset value, end of period	$15.377	$15.515	$14.466	$11.705	$10.315	$10.526

Total return[5]	(0.89% )	7.85%	23.87%	13.48%	(2.00% )	24.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,881	$328,511	$199,294	$36,282	$25,100	$16,199
Ratio of expenses to average net assets	1.05%	1.06%	1.20%	1.38%	1.27%	1.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.09%	1.24%	1.47%	1.33%	1.51%
Ratio of net investment income to average net assets	0.52%	0.64%	0.45%	0.30%	0.02%	0.10%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.50%	0.61%	0.41%	0.21%	(0.04)%	0.07%
Portfolio turnover	13%	24%	25%	146%	87%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[3]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value Managed Volatility Fund (formerly LVIP JPMorgan Mid Cap Value RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates– The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $424 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of average daily net assets in excess of $150 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of the first $60 million of average daily net assets of the Fund. This agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

J.P. Morgan Investment Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which are included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$8,496
Legal	2,334

Lincoln Life also performs daily trading operations. The cost of these services are included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $10,663 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,229 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–10

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$249,938
Distribution fees payable to LFD	81,005
Printing and mailing fees payable to Lincoln Life	3,147

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$88,283,357
Sales	45,879,966

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$370,334,686

Aggregate unrealized appreciation	$ 62,179,547
Aggregate unrealized depreciation	(6,385,322)

Net unrealized appreciation	$ 55,794,225

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2017	Short-Term	Long-Term	Total
$1,546,552	$3,586,200	$8,580,498	$13,713,250

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–11

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock.	$382,550,786
Money Market Fund	43,578,125

Total	$426,128,911

Futures Contracts	$(13,991)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	229,284	755,335
Service Class	5,535,516	9,631,495
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	16,420
Service Class	—	117,587

	5,764,800	10,520,837

Shares redeemed:
Standard Class	(156,007)	(351,439)
Service Class	(1,160,542)	(2,351,267)

	(1,316,549)	(2,702,706)

Net increase	4,448,251	7,818,131

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts —The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$ (13,991)

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–12

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,299,986)	$119,406

Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$ 11,131,760	$27,741,760

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–13

LVIP JPMorgan High Yield Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP JPMorgan High Yield Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,024.60	0.65%	$3.26
Service Class Shares	1,000.00	1,023.40	0.90%	4.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.57	0.65%	$3.26
Service Class Shares	1,000.00	1,020.33	0.90%	4.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Corporate Bonds	90.72%

Aerospace & Defense	0.51%
Airlines	0.77%
Auto Components	1.36%
Automobiles	1.47%
Beverages	0.67%
Building Products	0.92%
Capital Markets	0.15%
Chemicals	2.08%
Commercial Banks	3.03%
Commercial Services & Supplies	2.53%
Communications Equipment	0.74%
Computers & Peripherals	0.12%
Construction & Engineering	0.86%
Construction Materials	1.51%
Consumer Finance	1.00%
Containers & Packaging	1.46%
Distributors	0.46%
Diversified Consumer Services	0.15%
Diversified Financial Services	1.87%
Diversified Telecommunication Services	5.34%
Electric Utilities	0.51%
Electrical Equipment	0.35%
Electronic Equipment, Instruments & Components	0.15%
Energy Equipment & Services	1.13%
Food & Staples Retailing	1.28%
Food Products	3.31%
Gas Utilities	0.41%
Health Care Equipment & Supplies	1.43%
Health Care Providers & Services	5.35%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	4.12%
Household Durables	1.74%
Independent Power & Renewable Electricity Producers	1.91%
Insurance	0.53%
Internet & Catalog Retail	0.30%
Internet Software & Services	0.68%
IT Services	1.30%
Machinery	0.59%
Marine	0.82%
Media	7.18%
Metals & Mining	3.95%
Multiline Retail	0.13%
Oil, Gas & Consumable Fuels	12.22%

Security Type/Sector	Percentage of Net Assets

Paper & Forest Products	0.53%
Pharmaceuticals	3.14%
Professional Services	0.09%
Real Estate Investment Trusts	0.51%
Real Estate Management & Development	0.27%
Road & Rail	0.76%
Semiconductors & Semiconductor Equipment	1.64%
Software	0.87%
Specialty Retail	1.03%
Textiles, Apparel & Luxury Goods	0.07%
Thrift & Mortgage Finance	0.09%
Trading Companies & Distributors	1.26%
Wireless Telecommunication Services	3.98%

Senior Secured Loans	5.48%

Common Stock	0.19%

Preferred Stock	0.53%

Warrant	0.00%

Money Market Fund	2.20%

Total Value of Securities	99.12%

Receivables and Other Assets Net of Liabilities	0.88%

Total Net Assets	100.00%

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–90.72%
Aerospace & Defense–0.51%
Aerojet Rocketdyne Holdings
7.125% 3/15/21	153,000	$163,710
Bombardier
#144A 4.75% 4/15/19	453,000	442,807
#144A 5.50% 9/15/18	250,000	248,750
#144A 6.125% 1/15/23	257,000	229,373
#144A 7.50% 3/15/18	575,000	603,750
#144A 7.75% 3/15/20	112,000	113,176
#Orbital ATK 144A 5.25% 10/1/21	310,000	317,750
Spirit Aerosystems
5.25% 3/15/22	214,000	222,025
TransDigm
6.00% 7/15/22	956,000	948,830
6.50% 7/15/24	461,000	457,543

		3,747,714

Airlines–0.77%
Continental Airlines Pass Through Trust
¿Series 2003-ERJ1 7.875% 7/2/18	682,784	716,923
¿Series 2004-ERJ1 9.558% 9/1/19	367,951	410,266
¿Series 2005-ERJ1 9.798% 4/1/21	262,517	294,019
Series 2012-3 Class C 6.125% 4/29/18	577,000	601,523
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A 4.75% 5/7/20	133,074	142,389
#¿Series 2012-1 Class B 144A 6.875% 5/7/19	459,246	498,282
¿Northwest Airlines Pass Through Trust 7.027% 11/1/19	737,997	828,402
¿UAL Pass Through Trust Series 2007-1 Class A
6.636% 7/2/22	317,114	340,105
¿US Airways Series 2013-1 Class B Pass Through Trust
5.375% 11/15/21	1,716,258	1,759,164

		5,591,073

Auto Components–1.36%
Dana Holding 6.75% 2/15/21	18,000	18,923
Goodyear Tire & Rubber
7.00% 5/15/22	2,088,000	2,278,008
8.25% 8/15/20	400,000	419,700
MPG Holdco I 7.375% 10/15/22	1,682,000	1,799,740
#Pittsburgh Glass Works 144A
8.00% 11/15/18	641,000	677,857
#Poindexter (J.B.) 144A
9.00% 4/1/22	609,000	654,675
Tenneco 5.375% 12/15/24	476,000	491,470

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
ZF North America Capital
#144A 4.00% 4/29/20	1,538,000	$1,541,845
#144A 4.50% 4/29/22	1,119,000	1,100,313
#144A 4.75% 4/29/25	976,000	948,555

		9,931,086

Automobiles–1.47%
FCA US 8.25% 6/15/21	4,216,000	4,605,980
Fiat Chrysler Automobiles
#144A 4.50% 4/15/20	1,186,000	1,183,035
#144A 5.25% 4/15/23	819,000	804,831
General Motors
3.50% 10/2/18	593,000	613,761
4.00% 4/1/25	476,000	469,125
4.875% 10/2/23	750,000	794,455
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	1,461,000	1,484,741
#144A 4.25% 11/15/19	589,000	600,044
#144A 5.625% 2/1/23	150,000	155,813

		10,711,785

Beverages–0.67%
Constellation Brands
3.75% 5/1/21	159,000	156,217
4.75% 11/15/24	671,000	674,355
6.00% 5/1/22	5,000	5,464
7.25% 5/15/17	150,000	163,785
Cott Beverages
5.375% 7/1/22	1,850,000	1,799,125
#144A 6.75% 1/1/20	696,000	723,840
#DS Services of America 144A
10.00% 9/1/21	1,137,000	1,335,975

		4,858,761

Building Products–0.92%
Building Materials Corp of America
#144A 5.375% 11/15/24	732,000	722,374
#144A 6.75% 5/1/21	290,000	303,413
Griffon 5.25% 3/1/22	343,000	342,571
#Hardwoods Acquisition 144A
7.50% 8/1/21	970,000	940,900
Headwaters 7.25% 1/15/19	661,000	690,745
Masco
4.45% 4/1/25	562,000	564,810
5.95% 3/15/22	156,000	175,890
7.125% 3/15/20	20,000	23,300
#Masonite International 144A
5.625% 3/15/23	700,000	714,875
#NCI Building Systems 144A
8.25% 1/15/23	675,000	722,250
#NWH Escrow 144A 7.50% 8/1/21	585,000	552,825
#Summit Materials 144A
6.125% 7/15/23	580,000	582,900

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
USG
#144A 5.50% 3/1/25	390,000	$390,000
#144A 7.875% 3/30/20	18,000	19,350

		6,746,203

Capital Markets–0.15%
E*TRADE Financial
4.625% 9/15/23	494,000	486,590
5.375% 11/15/22	335,000	344,213
#~Jaguar Holding I PIK 144A
9.375% 10/15/17	90,000	92,133
Oppenheimer Holdings
8.75% 4/15/18	170,000	177,650

		1,100,586

Chemicals–2.08%
Ashland
3.875% 4/15/18	423,000	436,219
4.75% 8/15/22	1,262,000	1,243,070
Axiall 4.875% 5/15/23	970,000	939,687
#Basell Finance 144A
8.10% 3/15/27	435,000	575,818
Celanese U.S. Holdings
4.625% 11/15/22	225,000	223,875
Chemours
#144A 6.625% 5/15/23	281,000	272,921
#144A 7.00% 5/15/25	225,000	218,813
Eagle Spinco 4.625% 2/15/21	120,000	116,850
#Evolution Escrow Issuer 144A
7.50% 3/15/22	789,000	749,550
Grace (W.R.)
#144A 5.125% 10/1/21	415,000	419,150
#144A 5.625% 10/1/24	138,000	140,243
Hexion
6.625% 4/15/20	975,000	899,437
10.00% 4/15/20	455,000	469,787
Huntsman International
4.875% 11/15/20	750,000	751,875
#144A 5.125% 11/15/22	273,000	269,587
INEOS Group Holdings
#144A 5.875% 2/15/19	200,000	201,750
#144A 6.125% 8/15/18	236,000	241,900
LyondellBasell Industries
5.00% 4/15/19	430,000	466,182
6.00% 11/15/21	580,000	664,762
Momentive Performance Materials
3.88% 10/24/21	950,000	857,375
@=‡8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 5.00% 5/1/25	331,000	333,069
#144A 5.25% 8/1/23	450,000	458,437
Olin 5.50% 8/15/22	560,000	568,400

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
#Platform Specialty Products
144A 6.50% 2/1/22	564,000	$585,150
PolyOne
5.25% 3/15/23	1,200,000	1,194,000
7.375% 9/15/20	513,000	538,009
Rain CII Carbon
#144A 8.00% 12/1/18	755,000	739,900
#144A 8.25% 1/15/21	625,000	610,937

		15,186,753

Commercial Banks–3.03%
•Barclays 8.25% 12/29/49	320,000	338,547
Barclays Bank 7.625% 11/21/22	810,000	923,947
CIT Group
4.25% 8/15/17	338,000	343,915
5.00% 5/15/17	749,000	774,241
5.00% 8/15/22	1,960,000	1,945,300
5.375% 5/15/20	1,948,000	2,035,660
#144A 6.625% 4/1/18	1,306,000	1,389,257
Citigroup
•5.875% 12/29/49	1,135,000	1,138,916
•5.95% 12/29/49	635,000	626,269
•5.95% 12/31/49	495,000	478,393
#•Credit Agricole 144A
6.625% 9/29/49	722,000	705,935
Goldman Sachs Group
•5.375% 5/10/20	802,000	793,298
•5.70% 12/29/49	594,000	596,881
•HSBC Holdings 6.375% 3/29/49	526,000	529,945
•Morgan Stanley 5.45% 12/29/49	300,000	298,125
Royal Bank of Scotland Group
5.125% 5/28/24	680,000	680,374
6.00% 12/19/23	293,000	310,782
6.10% 6/10/23	3,304,000	3,518,469
6.125% 12/15/22	2,370,000	2,555,806
•9.50% 3/16/22	697,000	770,376
•Wachovia Capital Trust III
5.57% 3/29/49	300,000	297,000
•Wells Fargo 5.90% 12/29/49	1,073,000	1,078,365

		22,129,801

Commercial Services & Supplies–2.53%
ADT
3.50% 7/15/22	171,000	155,610
4.125% 4/15/19	230,000	233,450
4.125% 6/15/23	3,135,000	2,946,900
6.25% 10/15/21	1,280,000	1,350,400
#Ahern Rentals 144A
7.375% 5/15/23	887,000	880,347
#Alliance Data Systems 144A
5.375% 8/1/22	708,000	699,150

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Casella Waste Systems
7.75% 2/15/19	1,770,000	$1,796,550
#CEB 144A 5.625% 6/15/23	407,000	410,053
Cenveo
#144A 6.00% 8/1/19	255,000	240,975
#144A 8.50% 9/15/22	570,000	478,800
Covanta Holding
5.875% 3/1/24	200,000	200,500
6.375% 10/1/22	144,000	151,380
Donnelley (R.R.)
6.00% 4/1/24	380,000	383,325
6.50% 11/15/23	340,000	352,325
#Garda World Security 144A
7.25% 11/15/21	1,335,000	1,288,275
#~Igloo Holdings PIK 144A
8.25% 12/15/17	208,000	211,120
International Lease Finance
5.875% 4/1/19	260,000	277,862
6.25% 5/15/19	1,345,000	1,457,644
8.25% 12/15/20	2,371,000	2,821,490
8.625% 1/15/22	845,000	1,034,069
#Mustang Merger 144A
8.50% 8/15/21	308,000	314,160
Quad Graphics 7.00% 5/1/22	490,000	478,975
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	295,000	280,250

		18,443,610

Communications Equipment–0.74%
Alcatel-Lucent USA
#144A 4.625% 7/1/17	266,000	273,647
6.45% 3/15/29	489,000	506,726
#144A 6.75% 11/15/20	323,000	342,784
Avaya
#144A 7.00% 4/1/19	1,879,000	1,846,117
#144A 10.50% 3/1/21	1,093,000	907,190
Goodman Networks
12.125% 7/1/18	1,081,000	902,635
Nokia
5.375% 5/15/19	418,000	443,623
6.625% 5/15/39	158,000	172,220

		5,394,942

Computers & Peripherals–0.12%
#IHS 144A 5.00% 11/1/22	370,000	369,075
NCR
5.00% 7/15/22	373,000	379,527
6.375% 12/15/23	130,000	138,287

		886,889

Construction & Engineering–0.86%
AECOM
#144A 5.75% 10/15/22	820,000	832,300

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering (continued)
AECOM (continued)
#144A 5.875% 10/15/24	1,770,000	$1,798,763
Dycom Investments
7.125% 1/15/21	525,000	551,250
MasTec 4.875% 3/15/23	1,550,000	1,422,125
Tutor Perini 7.625% 11/1/18	1,605,000	1,649,137

		6,253,575

Construction Materials–1.51%
Cemex
#144A 6.125% 5/5/25	1,700,000	1,681,640
#144A 7.25% 1/15/21	2,277,000	2,408,383
Cemex Finance
#144A 6.00% 4/1/24	300,000	297,660
#144A 9.375% 10/12/22	3,670,000	4,105,813
US Concrete 8.50% 12/1/18	375,000	397,500
Vulcan Materials
4.50% 4/1/25	766,000	767,915
7.50% 6/15/21	1,160,000	1,339,800

		10,998,711

Consumer Finance–1.00%
#ACE Cash Express 144A
11.00% 2/1/19	1,477,000	834,505
Ally Financial
3.60% 5/21/18	611,000	612,527
4.625% 5/19/22	244,000	241,255
4.75% 9/10/18	15,000	15,506
6.25% 12/1/17	1,505,000	1,610,350
8.00% 12/31/18	450,000	503,437
8.00% 11/1/31	1,240,000	1,489,550
General Motors Financial
4.75% 8/15/17	275,000	290,358
Navient
7.25% 1/25/22	164,000	173,430
8.00% 3/25/20	1,331,000	1,487,393

		7,258,311

Containers & Packaging–1.46%
Ardagh Packaging Finance
#144A 6.25% 1/31/19	565,000	577,713
#144A 7.00% 11/15/20	88,235	90,441
#144A 9.125% 10/15/20	567,000	598,185
#144A 9.125% 10/15/20	224,000	237,440
Ball
4.00% 11/15/23	354,000	330,105
5.00% 3/15/22	135,000	136,013
5.25% 7/1/25	616,000	609,840
Berry Plastics
5.125% 7/15/23	635,000	620,713
5.50% 5/15/22	425,000	428,187
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	440,000	440,825

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Beverage Packaging Holdings Luxembourg II (continued)
#144A 6.00% 6/15/17	150,000	$150,563
Crown Americas
4.50% 1/15/23	445,000	422,474
6.25% 2/1/21	250,000	261,875
Graphic Packaging International 4.75% 4/15/21	357,000	362,355
Owens Illinois 7.80% 5/15/18	400,000	449,000
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	679,006
#144A 5.375% 1/15/25	249,000	244,331
Reynolds Group Issuer
5.75% 10/15/20	885,000	909,337
6.875% 2/15/21	435,000	455,663
7.125% 4/15/19	545,000	562,031
9.875% 8/15/19	448,000	471,240
Sealed Air
#144A 4.875% 12/1/22	360,000	355,950
#144A 5.125% 12/1/24	660,000	653,400
#144A 5.25% 4/1/23	200,000	202,250
#144A 6.50% 12/1/20	355,000	393,163

		10,642,100

Distributors–0.46%
#Brightstar 144A 9.50% 12/1/16	710,000	731,300
Global Partners
6.25% 7/15/22	227,000	219,055
#144A 7.00% 6/15/23	1,050,000	1,036,875
#Univar USA 144A 6.75% 7/15/23	755,000	764,437
VWR Funding 7.25% 9/15/17	610,000	632,113

		3,383,780

Diversified Consumer Services–0.15%
Service International
5.375% 1/15/22	83,000	87,565
5.375% 5/15/24	420,000	441,000
8.00% 11/15/21	500,000	585,000

		1,113,565

Diversified Financial Services–1.87%
AerCap Ireland Capital
4.25% 7/1/20	291,000	291,546
#144A 4.50% 5/15/21	455,000	458,413
4.625% 7/1/22	875,000	878,281
#Argos Merger Sub 144A
7.125% 3/15/23	1,358,000	1,425,900
#‡Chukchansi Economic Development Authority 144A
9.75% 5/30/20	236,584	143,133
#CNG Holdings 144A
9.375% 5/15/20	1,118,000	816,140

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#Denali Borrower 144A
5.625% 10/15/20	1,034,000	$1,089,577
Fly Leasing 6.75% 12/15/20	200,000	206,500
General Motors Financial
3.25% 5/15/18	56,000	57,313
4.25% 5/15/23	94,000	95,273
Icahn Enterprises
3.50% 3/15/17	894,000	901,823
4.875% 3/15/19	455,000	459,550
5.875% 2/1/22	1,244,000	1,271,990
#•ILFC E-Capital Trust I 144A
4.69% 12/21/65	2,595,000	2,578,133
#•ILFC E-Capital Trust II 144A
6.25% 12/21/65	1,886,000	1,857,710
#National Financial Partners
144A 9.00% 7/15/21	591,000	585,829
#Quicken Loans 144A
5.75% 5/1/25	576,000	552,960

		13,670,071

Diversified Telecommunication Services–5.34%
Altice
#144A 7.625% 2/15/25	458,000	431,665
#144A 7.75% 5/15/22	1,076,000	1,043,720
Altice Financing
#144A 6.50% 1/15/22	1,330,000	1,333,325
#144A 6.625% 2/15/23	986,000	981,366
Altice Finco
#144A 7.625% 2/15/25	200,000	192,500
#144A 8.125% 1/15/24	200,000	202,500
#CenturyLink 144A
5.625% 4/1/25	876,000	793,875
Cincinnati Bell 8.375% 10/15/20	875,000	923,125
#Clearwire Communications
144A 14.75% 12/1/16	288,000	334,080
#Consolidated Communications
144A 6.50% 10/1/22	725,000	702,344
Embarq 7.995% 6/1/36	3,868,000	4,298,122
Frontier Communications
8.50% 4/15/20	1,445,000	1,514,360
8.75% 4/15/22	1,033,000	1,027,835
9.25% 7/1/21	1,458,000	1,532,723
Intelsat Jackson Holdings
5.50% 8/1/23	646,000	574,455
6.625% 12/15/22	3,327,000	3,044,205
7.25% 4/1/19	233,000	237,369
7.25% 10/15/20	1,505,000	1,493,713
7.50% 4/1/21	826,000	819,805
Intelsat Luxembourg
7.75% 6/1/21	1,396,000	1,170,895
Level 3 Communications
5.75% 12/1/22	388,000	386,060

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Level 3 Financing
#144A 5.125% 5/1/23	970,000	$946,963
5.375% 8/15/22	1,070,000	1,084,713
#144A 5.375% 5/1/25	1,800,000	1,737,000
6.125% 1/15/21	975,000	1,024,920
7.00% 6/1/20	635,000	675,481
8.625% 7/15/20	617,000	660,930
#Plantronics 144A 5.50% 5/31/23	453,000	459,795
Qwest 7.25% 9/15/25	340,000	388,872
Qwest Capital Funding
6.875% 7/15/28	124,000	122,450
7.75% 2/15/31	1,229,000	1,272,015
#UPCB Finance IV 144A
5.375% 1/15/25	500,000	479,750
#UPCB Finance V 144A
7.25% 11/15/21	536,400	581,994
Virgin Media Finance
#144A 5.75% 1/15/25	400,000	401,000
#144A 6.00% 10/15/24	400,000	407,500
#144A 6.375% 4/15/23	680,000	705,500
Virgin Media Secured Finance
#144A 5.25% 1/15/26	455,000	440,781
#144A 5.375% 4/15/21	180,000	186,075
Windstream
6.375% 8/1/23	525,000	429,187
7.50% 6/1/22	764,000	674,230
7.50% 4/1/23	2,242,000	1,967,821
7.75% 10/1/21	1,227,000	1,128,840
7.875% 11/1/17	125,000	133,281

		38,947,140

Electric Utilities–0.51%
#InterGen 144A 7.00% 6/30/23	353,000	315,935
Talen Energy Supply
#144A 5.125% 7/15/19	390,000	384,150
#144A 6.50% 6/1/25	1,087,000	1,088,359
#‡Texas Competitive Electric Holdings 144A 11.50% 10/1/20	3,115,000	1,907,937

		3,696,381

Electrical Equipment–0.35%
Belden
#144A 5.25% 7/15/24	213,000	207,675
#144A 5.50% 9/1/22	70,000	69,825
#Energizer Holdings 144A
5.50% 6/15/25	1,205,000	1,192,950
#EnerSys 144A 5.00% 4/30/23	315,000	313,129
#International Wire Group Holdings 144A 8.50% 10/15/17	775,000	804,063

		2,587,642

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components–0.15%
CDW
5.00% 9/1/23	259,000	$255,115
5.50% 12/1/24	335,000	332,487
6.00% 8/15/22	515,000	533,669

		1,121,271

Energy Equipment & Services–1.13%
Basic Energy Services
7.75% 10/15/22	566,000	449,970
#Ocean Rig UDW 144A
7.25% 4/1/19	414,000	312,570
Parker Drilling 7.50% 8/1/20	600,000	549,000
Precision Drilling
5.25% 11/15/24	631,000	552,125
6.50% 12/15/21	581,000	566,475
6.625% 11/15/20	914,000	900,290
SESI 7.125% 12/15/21	500,000	532,500
#TerraForm Power Operating 144A 5.875% 2/1/23	415,000	423,300
Transocean
6.50% 11/15/20	212,000	197,425
6.875% 12/15/21	978,000	882,645
#Trinidad Drilling 144A
7.875% 1/15/19	590,000	592,950
Unit 6.625% 5/15/21	2,315,000	2,257,125

		8,216,375

Food & Staples Retailing–1.28%
#Albertsons Holdings 144A
7.75% 10/15/22	1,690,000	1,801,963
CST Brands 5.00% 5/1/23	942,000	942,000
Ingles Markets 5.75% 6/15/23	680,000	694,484
New Albertsons
6.625% 6/1/28	390,000	333,450
7.45% 8/1/29	351,000	338,715
7.75% 6/15/26	398,000	390,040
8.00% 5/1/31	163,000	162,185
8.70% 5/1/30	106,000	108,120
Rite Aid
#144A 6.125% 4/1/23	1,236,000	1,277,715
6.75% 6/15/21	440,000	463,100
8.00% 8/15/20	600,000	627,000
9.25% 3/15/20	225,000	244,406
#Shearer’s Foods 144A
9.00% 11/1/19	142,000	153,360
SUPERVALU 7.75% 11/15/22	1,720,000	1,813,525

		9,350,063

Food Products–3.31%
Aramark Services
5.75% 3/15/20	525,000	549,084
#Bumble Bee Holdings 144A
9.00% 12/15/17	1,676,000	1,761,895

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Darling Ingredients
5.375% 1/15/22	2,155,000	$2,163,081
#Dean Foods 144A 6.50% 3/15/23	1,800,000	1,840,500
Heinz (H.J.)
4.25% 10/15/20	709,000	724,066
#144A 4.875% 2/15/25	520,000	567,450
JBS USA Finance
#144A 5.75% 6/15/25	1,443,000	1,429,941
#144A 5.875% 7/15/24	2,448,000	2,469,420
#144A 7.25% 6/1/21	2,614,000	2,767,573
#144A 7.25% 6/1/21	872,000	923,230
#144A 8.25% 2/1/20	1,236,000	1,316,340
#Nufarm Australia 144A
6.375% 10/15/19	574,000	589,067
#Pilgrim’s Pride 144A
5.75% 3/15/25	508,000	514,350
#Post Holdings 144A
6.75% 12/1/21	1,209,000	1,212,023
Smithfield Foods
#144A 5.25% 8/1/18	1,052,000	1,070,410
#144A 5.875% 8/1/21	2,216,000	2,293,560
6.625% 8/15/22	1,312,000	1,405,480
7.75% 7/1/17	240,000	263,700
#Wells Enterprises 144A
6.75% 2/1/20	260,000	266,500

		24,127,670

Gas Utilities–0.41%
AmeriGas Finance
6.75% 5/20/20	122,000	129,015
7.00% 5/20/22	1,357,000	1,445,205
AmeriGas Partners
6.25% 8/20/19	415,000	424,337
6.50% 5/20/21	27,000	28,215
NGL Energy Partners
5.125% 7/15/19	199,000	199,497
6.875% 10/15/21	352,000	367,840
Suburban Propane Partners
5.50% 6/1/24	300,000	301,350
7.375% 8/1/21	68,000	72,930

		2,968,389

Health Care Equipment & Supplies–1.43%
Alere
#144A 6.375% 7/1/23	172,000	175,440
6.50% 6/15/20	442,000	457,470
#ConvaTec Healthcare 144A
10.50% 12/15/18	2,000,000	2,112,500
#@Crimson Merger Sub 144A
6.625% 5/15/22	425,000	374,000
#DJO Finco 144A 8.125% 6/15/21	347,000	358,277

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
#Halyard Health 144A
6.25% 10/15/22	235,000	$247,191
Hologic
#144A 5.25% 7/15/22	985,000	1,008,394
6.25% 8/1/20	820,000	848,721
Hospira 5.20% 8/12/20	71,000	79,454
Mallinckrodt International Finance
3.50% 4/15/18	72,000	72,540
4.75% 4/15/23	429,000	402,187
#144A 4.875% 4/15/20	775,000	791,507
#144A 5.50% 4/15/25	640,000	623,200
#144A 5.75% 8/1/22	1,069,000	1,097,061
#Milacron 144A 7.75% 2/15/21	1,030,000	1,066,050
#Sterigenics-Nordion Holdings
144A 6.50% 5/15/23	280,000	284,900
Teleflex 5.25% 6/15/24	405,000	412,169

		10,411,061

Health Care Providers & Services–5.35%
Acadia Healthcare
5.125% 7/1/22	410,000	407,950
#144A 5.625% 2/15/23	330,000	335,775
6.125% 3/15/21	590,000	610,650
Amsurg
5.625% 11/30/20	500,000	511,250
5.625% 7/15/22	490,000	496,125
Centene 4.75% 5/15/22	486,000	503,010
Community Health Systems
5.125% 8/15/18	305,000	313,387
5.125% 8/1/21	700,000	714,875
6.875% 2/1/22	1,455,000	1,538,663
7.125% 7/15/20	810,000	860,220
8.00% 11/15/19	1,255,000	1,325,594
DaVita HealthCare Partners
5.00% 5/1/25	1,125,000	1,085,625
5.125% 7/15/24	660,000	650,100
5.75% 8/15/22	400,000	425,500
#Envision Healthcare 144A
5.125% 7/1/22	550,000	555,500
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	630,000	674,100
#144A 6.50% 9/15/18	225,000	248,625
Fresenius Medical Care US Finance II
#144A 4.125% 10/15/20	385,000	391,737
#144A 4.75% 10/15/24	230,000	228,850
#144A 5.625% 7/31/19	176,000	191,180
#144A 5.875% 1/31/22	763,000	812,595
HCA
3.75% 3/15/19	444,000	448,440
4.25% 10/15/19	630,000	645,750
4.75% 5/1/23	537,000	545,055

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
HCA (continued)
5.00% 3/15/24	506,000	$516,120
5.25% 4/15/25	705,000	735,844
5.375% 2/1/25	1,461,000	1,488,467
5.875% 3/15/22	1,019,000	1,110,710
5.875% 5/1/23	445,000	473,925
6.50% 2/15/20	1,550,000	1,736,000
7.50% 2/15/22	1,415,000	1,629,019
8.00% 10/1/18	1,000,000	1,162,500
HCA Holdings 6.25% 2/15/21	470,000	507,600
HealthSouth 5.75% 11/1/24	777,000	796,425
IASIS Healthcare
8.375% 5/15/19	1,496,000	1,552,100
#inVentiv Health 144A
9.00% 1/15/18	325,000	339,422
LifePoint Health
5.50% 12/1/21	495,000	512,325
6.625% 10/1/20	250,000	261,250
#MPH Acquisition Holdings 144A
6.625% 4/1/22	1,540,000	1,576,575
Tenet Healthcare
4.375% 10/1/21	495,000	486,337
4.50% 4/1/21	996,000	989,775
4.75% 6/1/20	485,000	494,700
#144A 5.00% 3/1/19	551,000	553,066
#144A 5.50% 3/1/19	1,535,000	1,554,187
6.00% 10/1/20	658,000	703,237
6.25% 11/1/18	150,000	163,313
6.75% 2/1/20	115,000	120,606
#144A 6.75% 6/15/23	885,000	903,806
8.00% 8/1/20	1,205,000	1,257,719
8.125% 4/1/22	1,453,000	1,592,488
United Surgical Partners International 9.00% 4/1/20	930,000	992,775
Universal Health Services
#144A 3.75% 8/1/19	128,000	130,400
#144A 4.75% 8/1/22	187,000	193,545

		39,054,792

Health Care Technology–0.09%
#Concordia Healthcare 144A
7.00% 4/15/23	412,000	413,030
#IMS Health 144A 6.00% 11/1/20	220,000	227,150

		640,180

Hotels, Restaurants & Leisure–4.12%
AMC Entertainment
5.875% 2/15/22	1,241,000	1,265,820
Boyd Gaming 6.875% 5/15/23	336,000	346,080
#CCM Merger 144A
9.125% 5/1/19	260,000	279,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Cedar Fair
5.25% 3/15/21	593,000	$612,273
5.375% 6/1/24	265,000	269,293
Choice Hotels International
5.75% 7/1/22	373,000	406,104
Cinemark USA 5.125% 12/15/22	1,025,000	1,019,875
#Downstream Development Authority of the Quapaw Tribeof Oklahoma 144A
10.50% 7/1/19	641,000	615,360
#Felcor Lodging 144A
6.00% 6/1/25	335,000	341,700
#Graton Economic Development Authority 144A 9.625% 9/1/19	595,000	644,623
Hilton Worldwide Finance
5.625% 10/15/21	475,000	495,757
Isle of Capri Casinos
5.875% 3/15/21	635,000	655,637
8.875% 6/15/20	590,000	640,150
#Landry’s 144A 9.375% 5/1/20	725,000	781,187
MGM Resorts International
6.00% 3/15/23	550,000	559,625
6.75% 10/1/20	675,000	718,875
7.75% 3/15/22	3,362,000	3,715,010
8.625% 2/1/19	210,000	238,350
11.375% 3/1/18	250,000	294,375
MTR Gaming Group
11.50% 8/1/19	580,000	619,875
#NCL 144A 5.25% 11/15/19	474,000	487,627
New Red Finance
#144A 4.625% 1/15/22	270,000	266,625
#144A 6.00% 4/1/22	1,010,000	1,040,300
Pinnacle Entertainment
6.375% 8/1/21	425,000	453,156
7.50% 4/15/21	345,000	366,994
#Rivers Pittsburgh Borrower
144A 9.50% 6/15/19	354,000	373,913
Royal Caribbean Cruises
7.50% 10/15/27	50,000	58,250
#Sabre GLBL 144A
5.375% 4/15/23	474,000	469,260
Scientific Games International
#144A 7.00% 1/1/22	310,000	321,625
10.00% 12/1/22	2,010,000	1,934,625
#Seminole Hard Rock Entertainment 144A
5.875% 5/15/21	1,080,000	1,096,200
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	869,000	968,935
#Six Flags Entertainment 144A
5.25% 1/15/21	1,000,000	1,027,500

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports
5.125% 2/1/23	480,000	$475,200
Station Casinos 7.50% 3/1/21	1,000,000	1,075,000
#Studio City Finance 144A
8.50% 12/1/20	1,000,000	1,001,250
Viking Cruises
#144A 6.25% 5/15/25	325,000	324,187
#144A 8.50% 10/15/22	892,000	994,580
Wynn Las Vegas
5.375% 3/15/22	525,000	535,500
#144A 5.50% 3/1/25	1,285,000	1,230,387
#Wynn Macau 144A
5.25% 10/15/21	1,078,000	1,024,100

		30,044,683

Household Durables–1.74%
Brookfield Residential Properties
#144A 6.125% 7/1/22	616,000	609,840
#144A 6.375% 5/15/25	281,000	276,785
#Century Communities 144A
6.875% 5/15/22	700,000	691,250
Horton (D.R.) 6.50% 4/15/16	57,000	59,137
Jarden 7.50% 5/1/17	330,000	360,525
@K Hovnanian Enterprises
11.875% 10/15/15	445,000	456,681
Lennar
4.50% 6/15/19	344,000	352,600
4.50% 11/15/19	755,000	768,213
4.75% 5/30/25	365,000	355,875
6.95% 6/1/18	322,000	355,005
12.25% 6/1/17	245,000	290,325

	Principal Amount°	Value (U.S. $)
M/I Homes 8.625% 11/15/18	513,000	532,237
Meritage Homes
7.00% 4/1/22	680,000	729,300
7.15% 4/15/20	230,000	249,550
#Serta Simmons Holdings 144A
8.125% 10/1/20	519,000	550,140
Spectrum Brands
#144A 5.75% 7/15/25	1,200,000	1,224,000
#144A 6.125% 12/15/24	525,000	552,563
6.625% 11/15/22	333,000	356,310
6.75% 3/15/20	1,000,000	1,055,500
Standard Pacific
5.875% 11/15/24	285,000	294,975
8.375% 1/15/21	500,000	582,500
10.75% 9/15/16	193,000	214,713
#Taylor Morrison Communities 144A 5.875% 4/15/23	725,000	719,563
WCI Communities
6.875% 8/15/21	725,000	752,187

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
#Woodside Homes 144A
6.75% 12/15/21	320,000	$304,000

		12,693,774

Independent Power & Renewable Electricity Producers–1.91%
AES
•3.283% 6/1/19	800,000	802,000
4.875% 5/15/23	190,000	179,550
5.50% 3/15/24	1,289,000	1,247,107
5.50% 4/15/25	710,000	678,050
Calpine
5.375% 1/15/23	521,000	514,487
5.50% 2/1/24	675,000	656,437
5.75% 1/15/25	520,000	507,650
#144A 5.875% 1/15/24	1,110,000	1,179,375
#144A 6.00% 1/15/22	500,000	531,250
Dynegy
5.875% 6/1/23	400,000	393,000
#144A 6.75% 11/1/19	870,000	909,585
#144A 7.375% 11/1/22	870,000	915,675
#144A 7.625% 11/1/24	285,000	302,813
GenOn Energy
7.875% 6/15/17	450,000	457,875
9.875% 10/15/20	1,414,000	1,445,815
NRG Energy
6.25% 7/15/22	250,000	255,000
6.25% 5/1/24	625,000	623,437
6.625% 3/15/23	939,000	971,865
7.875% 5/15/21	267,000	285,690
8.25% 9/1/20	1,000,000	1,050,000

		13,906,661

Insurance–0.53%
#A-S Co-Issuer Subsidiary 144A
7.875% 12/15/20	598,000	633,880
CNO Financial Group
4.50% 5/30/20	278,000	282,865
5.25% 5/30/25	734,000	747,726
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	550,715
#Liberty Mutual Group 144A
7.80% 3/15/37	837,000	993,937
#USI 144A 7.75% 1/15/21	661,000	673,394

		3,882,517

Internet & Catalog Retail–0.30%
IAC/InterActive
4.875% 11/30/18	105,000	108,675
Netflix
5.375% 2/1/21	536,000	558,780
#144A 5.50% 2/15/22	335,000	347,563
5.75% 3/1/24	785,000	810,513

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet & Catalog Retail (continued)
Netflix (continued)
#144A 5.875% 2/15/25	335,000	$348,437

		2,173,968

Internet Software & Services–0.68%
#Blue Coat Holdings 144A
8.375% 6/1/23	417,000	425,340
Equinix
4.875% 4/1/20	187,000	189,805
5.375% 1/1/22	689,000	694,167
5.375% 4/1/23	500,000	502,500
5.75% 1/1/25	203,000	201,985
VeriSign
4.625% 5/1/23	423,000	408,724
#144A 5.25% 4/1/25	192,000	192,000
Zayo Group
#144A 6.00% 4/1/23	1,410,000	1,396,182
#144A 6.375% 5/15/25	365,000	354,963
10.125% 7/1/20	544,000	608,877

		4,974,543

IT Services–1.30%
First Data
#144A 6.75% 11/1/20	991,000	1,049,846
#144A 8.25% 1/15/21	1,195,000	1,263,713
#144A 8.75% 1/15/22	673,589	717,793
10.625% 6/15/21	340,000	377,400
11.25% 1/15/21	162,000	180,225
11.75% 8/15/21	850,000	958,375
12.625% 1/15/21	1,278,000	1,479,285
Harland Clarke Holdings
#144A 9.25% 3/1/21	315,000	276,806
#144A 9.75% 8/1/18	1,105,000	1,156,106
SITEL
#144A 11.00% 8/1/17	443,000	451,860
11.50% 4/1/18	889,000	784,543
SunGard Data Systems
6.625% 11/1/19	290,000	300,513
7.625% 11/15/20	496,000	520,180

		9,516,645

Machinery–0.59%
#Amsted Industries 144A
5.375% 9/15/24	112,000	111,720
#ATS Automation Tooling Systems 144A 6.50% 6/15/23	777,000	795,454
#BlueLine Rental Finance 144A
7.00% 2/1/19	1,060,000	1,094,450
Briggs & Stratton
6.875% 12/15/20	500,000	545,000
#Gardner Denver 144A
6.875% 8/15/21	350,000	320,687

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
#Huber (J.M.) 144A
9.875% 11/1/19	170,000	$182,250
Oshkosh 5.375% 3/1/25	250,000	251,250
#Zebra Technologies 144A
7.25% 10/15/22	951,000	1,031,835

		4,332,646

Marine–0.82%
#Bluewater Holding 144A
10.00% 12/10/19	1,800,000	1,674,000
Martin Midstream Partners
7.25% 2/15/21	681,000	672,487
#Navios Maritime Acquisition
144A 8.125% 11/15/21	290,000	286,737
Navios Maritime Holdings
#144A 7.375% 1/15/22	1,185,000	1,030,950
8.125% 2/15/19	125,000	98,594
#Navios South American Logistics 144A 7.25% 5/1/22	1,034,000	993,933
Ultrapetrol Bahamas
8.875% 6/15/21	1,393,000	1,232,805

		5,989,506

Media–7.18%
Cablevision Systems
8.00% 4/15/20	2,926,000	3,182,025
CCO Holdings
#144A 5.125% 5/1/23	864,000	842,400
5.25% 9/30/22	377,000	372,287
#144A 5.375% 5/1/25	688,000	671,660
5.75% 9/1/23	350,000	351,531
#144A 5.875% 5/1/27	172,000	168,345
6.625% 1/31/22	374,000	390,830
Cequel Communications Holdings I
#144A 5.125% 12/15/21	500,000	455,937
#144A 5.125% 12/15/21	125,000	113,984
#144A 6.375% 9/15/20	285,000	284,145
Clear Channel Worldwide Holdings
6.50% 11/15/22	2,007,000	2,097,315
6.50% 11/15/22	1,593,000	1,638,799
7.625% 3/15/20	2,093,000	2,189,801
7.625% 3/15/20	45,000	46,631
CSC Holdings 6.75% 11/15/21	500,000	528,750
DISH DBS
5.875% 11/15/24	158,000	152,174
6.75% 6/1/21	4,889,000	5,109,005
7.875% 9/1/19	475,000	527,963
GLP Capital 5.375% 11/1/23	330,000	340,725
Gray Television 7.50% 10/1/20	1,530,000	1,627,537
iHeartCommunications
9.00% 12/15/19	1,344,000	1,285,872

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Lamar Media
5.00% 5/1/23	168,000	$166,740
5.875% 2/1/22	50,000	52,000
Liberty Interactive
8.25% 2/1/30	380,000	400,900
LIN Television
#144A 5.875% 11/15/22	1,060,000	1,075,900
6.375% 1/15/21	625,000	641,406
Live Nation Entertainment
#144A 5.375% 6/15/22	220,000	221,100
#144A 7.00% 9/1/20	445,000	475,037
#NAI Entertainment Holdings 144A 5.00% 8/1/18	176,000	180,400
Nexstar Broadcasting
#144A 6.125% 2/15/22	405,000	412,087
6.875% 11/15/20	492,000	523,365
Nielsen Finance
4.50% 10/1/20	300,000	299,625
#144A 5.00% 4/15/22	1,050,000	1,032,937
#Nielsen Luxembourg 144A
5.50% 10/1/21	155,000	157,131
Numericable-SFR
#144A 6.00% 5/15/22	3,325,000	3,285,516
#144A 6.25% 5/15/24	1,106,000	1,090,793
Outfront Media Capital
5.25% 2/15/22	336,000	341,040
5.625% 2/15/24	330,000	338,663
5.875% 3/15/25	285,000	296,044
Quebecor Media 5.75% 1/15/23	240,000	240,300
#RCN Telecom Services 144A
8.50% 8/15/20	563,000	591,854
Regal Entertainment Group
5.75% 3/15/22	1,072,000	1,088,026
5.75% 6/15/23	550,000	555,500
Sinclair Television Group
5.375% 4/1/21	915,000	925,294
#144A 5.625% 8/1/24	830,000	814,437
6.125% 10/1/22	915,000	944,737
Sirius XM Radio
#144A 4.625% 5/15/23	288,000	271,440
#144A 5.375% 4/15/25	343,000	331,853
#144A 5.75% 8/1/21	550,000	567,187
#144A 5.875% 10/1/20	850,000	873,375
#144A 6.00% 7/15/24	563,000	570,037
TEGNA
5.125% 7/15/20	430,000	442,363
#144A 5.50% 9/15/24	265,000	263,013
6.375% 10/15/23	1,005,000	1,050,225
Time Warner Cable
7.30% 7/1/38	677,000	765,026
#Tribune Media 144A
5.875% 7/15/22	404,000	408,040

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Unitymedia Hessen
#144A 5.00% 1/15/25	400,000	$398,000
#144A 5.50% 1/15/23	200,000	204,625
Univision Communications
#144A 5.125% 5/15/23	2,250,000	2,193,750
#144A 5.125% 2/15/25	365,000	353,211
#144A 6.75% 9/15/22	2,411,000	2,558,674
#144A 8.50% 5/15/21	350,000	369,687
Videotron
5.00% 7/15/22	124,000	124,155
#144A 5.375% 6/15/24	867,000	869,167
#WMG Acquisition 144A
6.75% 4/15/22	1,316,000	1,257,017

		52,399,393

Metals & Mining–3.95%
AK Steel 8.75% 12/1/18	520,000	549,250
Alcoa
5.125% 10/1/24	1,025,000	1,042,937
5.40% 4/15/21	508,000	534,350
5.72% 2/23/19	550,000	587,828
5.87% 2/23/22	519,000	560,520
5.90% 2/1/27	1,186,000	1,260,125
6.15% 8/15/20	449,000	489,634
6.75% 1/15/28	614,000	686,145
Aleris International
7.625% 2/15/18	80,000	82,400
7.875% 11/1/20	552,000	575,460
ArcelorMittal
5.125% 6/1/20	320,000	325,200
6.125% 6/1/25	335,000	334,791
7.00% 2/25/22	2,845,000	3,079,713
7.75% 10/15/39	1,080,000	1,080,000
10.60% 6/1/19	2,000,000	2,402,500
#BlueScope Steel Finance 144A
7.125% 5/1/18	402,000	412,050
Coeur Mining 7.875% 2/1/21	1,243,000	1,059,657
Commercial Metals
4.875% 5/15/23	155,000	146,475
6.50% 7/15/17	500,000	528,750
7.35% 8/15/18	620,000	674,250
#Constellium 144A
5.75% 5/15/24	600,000	537,000
First Quantum Minerals
#144A 6.75% 2/15/20	1,081,000	1,051,273
#144A 7.00% 2/15/21	151,000	145,149
#144A 7.25% 10/15/19	215,000	216,613
Hecla Mining 6.875% 5/1/21	1,476,000	1,404,045
HudBay Minerals 9.50% 10/1/20	454,000	483,510
Kaiser Aluminum 8.25% 6/1/20	656,000	711,760
Lundin Mining
#144A 7.50% 11/1/20	575,000	621,000

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Lundin Mining (continued)
#144A 7.875% 11/1/22	725,000	$777,563
New Gold
#144A 6.25% 11/15/22	1,049,000	1,041,133
#144A 7.00% 4/15/20	328,000	340,710
Novelis 8.75% 12/15/20	1,273,000	1,352,563
#Prince Mineral Holding 144A
11.50% 12/15/19	390,000	360,750
Ryerson 9.00% 10/15/17	265,000	267,650
#Signode Industrial Group 144A
6.375% 5/1/22	785,000	765,375
Steel Dynamics
5.125% 10/1/21	215,000	216,505
5.25% 4/15/23	275,000	274,313
5.50% 10/1/24	275,000	275,687
6.125% 8/15/19	120,000	126,900
6.375% 8/15/22	695,000	730,619
Taseko Mines 7.75% 4/15/19	470,000	360,725
#Wise Metals Group 144A
8.75% 12/15/18	320,000	339,600

		28,812,478

Multiline Retail–0.13%
#Neiman Marcus Group 144A
8.00% 10/15/21	702,000	742,365
Penney (J.C.) 8.125% 10/1/19	203,000	201,985

		944,350

Oil, Gas & Consumable Fuels–12.22%
Antero Resources
5.125% 12/1/22	343,000	325,850
5.375% 11/1/21	725,000	699,625
6.00% 12/1/20	1,087,000	1,097,870
Baytex Energy
#144A 5.125% 6/1/21	157,000	147,973
#144A 5.625% 6/1/24	267,000	248,977
#Blue Racer Midstream 144A
6.125% 11/15/22	616,000	637,560
California Resources
5.50% 9/15/21	1,859,000	1,626,997
6.00% 11/15/24	972,000	840,780
Chesapeake Energy
4.875% 4/15/22	2,144,000	1,870,640
5.375% 6/15/21	340,000	309,400
5.75% 3/15/23	285,000	259,350
6.125% 2/15/21	542,000	512,190
7.25% 12/15/18	33,000	34,155
Cimarex Energy
4.375% 6/1/24	462,000	458,618
5.875% 5/1/22	594,000	638,550
#Citgo Holding 144A
10.75% 2/15/20	675,000	693,563

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#CITGO Petroleum 144A
6.25% 8/15/22	903,000	$891,713
Cloud Peak Energy Resources
6.375% 3/15/24	300,000	216,000
Comstock Resources
7.75% 4/1/19	813,000	345,525
9.50% 6/15/20	443,000	189,383
#144A 10.00% 3/15/20	675,000	612,279
Concho Resources
5.50% 10/1/22	300,000	300,000
5.50% 4/1/23	120,000	120,600
6.50% 1/15/22	850,000	890,375
CONSOL Energy 5.875% 4/15/22	1,060,000	906,300
Crestwood Midstream Partners
6.00% 12/15/20	143,000	148,720
6.125% 3/1/22	454,000	465,350
#144A 6.25% 4/1/23	659,000	688,655
#CSI Compressco 144A
7.25% 8/15/22	720,000	691,200
Diamondback Energy
7.625% 10/1/21	742,000	797,650
Energy Transfer Equity
5.875% 1/15/24	2,112,000	2,200,704
7.50% 10/15/20	147,000	166,477
EnLink Midstream Partners
7.125% 6/1/22	165,000	182,931
EP Energy
#144A 6.375% 6/15/23	497,000	500,106
7.75% 9/1/22	1,370,000	1,445,350
9.375% 5/1/20	673,000	722,600
Exterran Partners
6.00% 10/1/22	575,000	549,125
#Ferrellgas 144A 6.75% 6/15/23	859,000	867,590
#•FTS International 144A
7.783% 6/15/20	331,000	329,710
Genesis Energy
5.625% 6/15/24	429,000	418,275
5.75% 2/15/21	375,000	372,187
6.00% 5/15/23	395,000	396,185
Halcon Resources
8.875% 5/15/21	400,000	265,000
9.25% 2/15/22	860,000	561,150
Hiland Partners
#144A 5.50% 5/15/22	280,000	291,725
#144A 7.25% 10/1/20	1,000,000	1,085,000
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	937,987
#144A 5.75% 10/1/25	1,100,000	1,061,500
#144A 7.625% 4/15/21	1,365,000	1,426,425
Holly Energy Partners
6.50% 3/1/20	137,000	137,343

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Jones Energy Holdings
6.75% 4/1/22	270,000	$258,525
#Jupiter Resources 144A
8.50% 10/1/22	950,000	800,375
Kinder Morgan
#144A 5.00% 2/15/21	323,000	342,122
#144A 5.625% 11/15/23	323,000	344,149
Linn Energy 6.50% 9/15/21	567,000	428,085
MarkWest Energy Partners
4.50% 7/15/23	256,000	252,160
4.875% 12/1/24	1,273,000	1,250,723
4.875% 6/1/25	1,623,000	1,590,540
5.50% 2/15/23	1,250,000	1,289,063
MEG Energy
#144A 6.375% 1/30/23	300,000	279,000
#144A 6.50% 3/15/21	300,000	290,250
#144A 7.00% 3/31/24	879,000	847,136
Memorial Resource Development 5.875% 7/1/22	811,000	787,238
Murphy Oil USA 6.00% 8/15/23	95,000	99,037
Newfield Exploration
5.375% 1/1/26	425,000	422,875
5.625% 7/1/24	694,000	704,410
5.75% 1/30/22	400,000	408,000
Oasis Petroleum 6.875% 3/15/22	650,000	663,000
Parker Drilling 6.75% 7/15/22	172,000	149,210
#PBF Logistics 144A
6.875% 5/15/23	411,000	415,110
Peabody Energy
6.25% 11/15/21	597,000	205,965
#144A 10.00% 3/15/22	1,693,000	1,058,125
Penn Virginia 8.50% 5/1/20	725,000	654,313
Penn Virginia Resource Partners 6.50% 5/15/21	87,000	92,111
Pioneer Energy Services
6.125% 3/15/22	617,000	496,685
QEP Resources
5.25% 5/1/23	733,000	705,513
5.375% 10/1/22	1,062,000	1,030,883
6.875% 3/1/21	1,335,000	1,391,737
Range Resources
5.00% 8/15/22	210,000	206,850
5.00% 3/15/23	210,000	206,850
5.75% 6/1/21	215,000	221,987
6.75% 8/1/20	10,000	10,337
Regency Energy Partners
4.50% 11/1/23	133,000	129,010
5.00% 10/1/22	360,000	366,223
5.50% 4/15/23	2,045,000	2,091,626
5.875% 3/1/22	500,000	532,968
6.50% 7/15/21	370,000	391,737
#Rice Energy 144A 7.25% 5/1/23	516,000	531,480

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Rose Rock Midstream
5.625% 7/15/22	297,000	$291,803
#144A 5.625% 11/15/23	497,727	484,039
Rosetta Resources
5.625% 5/1/21	1,025,000	1,094,187
5.875% 6/1/22	933,000	1,000,643
5.875% 6/1/24	874,000	946,105
#RSP Permian 144A
6.625% 10/1/22	246,000	252,765
Sabine Oil & Gas 9.75% 2/15/17	178,000	28,035
Sabine Pass Liquefaction
5.625% 2/1/21	400,000	410,000
5.625% 4/15/23	1,773,000	1,775,766
#144A 5.625% 3/1/25	672,000	667,800
5.75% 5/15/24	490,000	490,613
6.25% 3/15/22	490,000	509,600
#Sea Trucks Group 144A
9.00% 3/26/18	1,250,000	1,046,875
SemGroup 7.50% 6/15/21	266,000	279,300
Seventy Seven Energy
6.50% 7/15/22	756,000	487,620
Seventy Seven Operating
6.625% 11/15/19	125,000	99,375
#Shelf Drilling Holdings 144A
8.625% 11/1/18	425,000	380,375
SM Energy
5.00% 1/15/24	530,000	504,825
5.625% 6/1/25	623,000	618,203
6.50% 11/15/21	2,413,000	2,527,617
6.50% 1/1/23	1,050,000	1,081,500
Stone Energy 7.50% 11/15/22	744,000	651,000
Summit Midstream Holdings
5.50% 8/15/22	525,000	504,000
7.50% 7/1/21	185,000	194,713
#SunCoke Energy Partners 144A
7.375% 2/1/20	250,000	253,750
#Sunoco 144A 6.375% 4/1/23	1,070,000	1,118,150
#Talos Production 144A
9.75% 2/15/18	630,000	551,250
Targa Resources Partners
#144A 5.00% 1/15/18	550,000	565,125
5.25% 5/1/23	850,000	845,750
6.375% 8/1/22	54,000	56,430
6.875% 2/1/21	485,000	505,613
Tesoro 5.125% 4/1/24	230,000	232,300
Tesoro Logistics
#144A 5.50% 10/15/19	400,000	417,000
5.875% 10/1/20	1,656,000	1,709,820
6.125% 10/15/21	450,000	471,375
#144A 6.25% 10/15/22	384,000	399,360
Ultra Petroleum
#144A 5.75% 12/15/18	1,155,000	1,114,575

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Ultra Petroleum (continued)
#144A 6.125% 10/1/24	1,129,000	$996,343
W&T Offshore 8.50% 6/15/19	720,000	503,100
Western Refining 6.25% 4/1/21	379,000	383,737
#Western Refining Logistics 144A
7.50% 2/15/23	500,000	517,500
Whiting Petroleum
5.00% 3/15/19	875,000	861,875
Williams Partners
4.875% 5/15/23	1,010,000	997,882
6.125% 7/15/22	2,006,000	2,132,149
WPX Energy
5.25% 9/15/24	1,338,000	1,239,323
6.00% 1/15/22	3,416,000	3,390,380

		89,118,172

Paper & Forest Products–0.53%
Cascades
#144A 5.50% 7/15/22	665,000	645,881
#144A 5.75% 7/15/23	510,000	494,700
Clearwater Paper
4.50% 2/1/23	180,000	171,450
#144A 5.375% 2/1/25	450,000	442,125
Louisiana-Pacific 7.50% 6/1/20	117,000	125,190
Mercer International
7.00% 12/1/19	667,000	700,350
7.75% 12/1/22	555,000	599,400
Resolute Forest Products
5.875% 5/15/23	75,000	68,625
Unifrax I
#144A 7.50% 2/15/19	350,000	353,500
#144A 7.50% 2/15/19	280,000	282,800

		3,884,021

Pharmaceuticals–3.14%
#~Capsugel PIK 144A
7.00% 5/15/19	615,000	626,986
Catamaran 4.75% 3/15/21	337,000	374,070
Endo Finance
#144A 5.75% 1/15/22	675,000	685,125
#144A 6.00% 7/15/23	1,395,000	1,428,131
#144A 6.00% 2/1/25	960,000	980,400
#144A 7.00% 7/15/19	120,000	124,740
#144A 7.00% 12/15/20	365,000	384,619
Grifols Worldwide Operations
5.25% 4/1/22	480,000	482,400
#Horizon Pharma Financing
144A 6.625% 5/1/23	495,000	517,894
Omnicare
4.75% 12/1/22	680,000	724,200
5.00% 12/1/24	450,000	486,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Par Pharmaceutical
7.375% 10/15/20	755,000	$807,850
#Prestige Brands 144A
5.375% 12/15/21	775,000	778,875
#Quintiles Transnational 144A
4.875% 5/15/23	580,000	584,350
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	1,730,000	1,790,550
#144A 5.50% 3/1/23	675,000	683,437
#144A 5.625% 12/1/21	380,000	389,500
#144A 5.875% 5/15/23	3,320,000	3,411,300
#144A 6.125% 4/15/25	1,990,000	2,052,187
#144A 6.375% 10/15/20	1,915,000	2,021,522
#144A 6.75% 8/15/18	1,309,000	1,375,268
#144A 6.75% 8/15/21	245,000	256,025
#144A 7.00% 10/1/20	875,000	912,187
#144A 7.25% 7/15/22	244,000	260,165
#144A 7.50% 7/15/21	717,000	773,464

		22,911,245

Professional Services–0.09%
FTI Consulting
6.00% 11/15/22	125,000	130,781
6.75% 10/1/20	480,000	499,800

		630,581

Real Estate Investment Trusts–0.51%
Crown Castle International
4.875% 4/15/22	400,000	405,000
5.25% 1/15/23	750,000	758,250
DuPont Fabros Technology
5.875% 9/15/21	445,000	452,787
#ESH Hospitality 144A
5.25% 5/1/25	500,000	488,750
Iron Mountain
5.75% 8/15/24	636,000	638,783
7.75% 10/1/19	346,000	362,435
8.375% 8/15/21	35,000	36,225
RHP Hotel Properties
5.00% 4/15/21	244,000	245,220
#144A 5.00% 4/15/23	305,000	300,425

		3,687,875

Real Estate Management & Development–0.27%
CBRE Services 5.00% 3/15/23	945,000	959,175
Kennedy-Wilson 5.875% 4/1/24	304,000	303,240
#Mattamy Group 144A
6.50% 11/15/20	750,000	727,500

		1,989,915

Road & Rail–0.76%
Ashtead Capital
#144A 5.625% 10/1/24	650,000	654,875

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Ashtead Capital (continued)
#144A 6.50% 7/15/22	625,000	$665,625
Avis Budget Car Rental
#144A 5.125% 6/1/22	860,000	841,725
#144A 5.25% 3/15/25	785,000	739,863
#CEVA Group 144A 4.00% 5/1/18	215,000	197,800
Hertz
6.25% 10/15/22	95,000	96,900
7.375% 1/15/21	1,230,000	1,286,887
#Jurassic Holdings III 144A
6.875% 2/15/21	1,020,000	800,700
PHI 5.25% 3/15/19	292,000	271,560

		5,555,935

Semiconductors & Semiconductor Equipment–1.64%
Advanced Micro Devices
6.75% 3/1/19	845,000	771,063
7.00% 7/1/24	887,000	753,950
7.50% 8/15/22	52,000	46,150
7.75% 8/1/20	811,000	709,625
Amkor Technology
6.625% 6/1/21	165,000	168,094
CommScope
#144A 4.375% 6/15/20	170,000	172,125
#144A 5.00% 6/15/21	428,000	418,905
#144A 5.50% 6/15/24	710,000	693,137
#CommScope Technologies Finance 144A 6.00% 6/15/25	547,000	546,316
#Entegris 144A 6.00% 4/1/22	202,000	208,313
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	504,700
#144A 6.00% 1/15/22	263,000	279,437
Micron Technology
#144A 5.25% 8/1/23	304,000	292,220
#144A 5.25% 1/15/24	448,000	424,200
#144A 5.50% 2/1/25	495,000	465,053
#144A 5.625% 1/15/26	392,000	363,090
5.875% 2/15/22	181,000	184,846
NXP
#144A 3.50% 9/15/16	200,000	202,500
#144A 3.75% 6/1/18	420,000	424,200
#144A 4.125% 6/15/20	1,066,000	1,076,660
#144A 4.625% 6/15/22	1,243,000	1,229,016
#144A 5.75% 2/15/21	200,000	208,750
#144A 5.75% 3/15/23	200,000	208,500
Sensata Technologies
#144A 4.875% 10/15/23	435,000	431,194
#144A 5.00% 10/1/25	641,000	625,776
#144A 5.625% 11/1/24	531,000	551,576

		11,959,396

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.87%
Activision Blizzard
#144A 5.625% 9/15/21	580,000	$609,000
#144A 6.125% 9/15/23	1,100,000	1,182,500
Audatex North America
#144A 6.00% 6/15/21	781,000	805,406
#144A 6.125% 11/1/23	189,000	194,906
Emdeon 11.00% 12/31/19	414,000	450,743
#@Infor US 144A 6.50% 5/15/22	682,000	695,640
#Italics Merger Sub 144A
7.125% 7/15/23	712,000	704,880
#MSCI 144A 5.25% 11/15/24	255,000	258,825
#@Nuance Communications 144A
5.375% 8/15/20	603,000	609,030
#Open Text 144A 5.625% 1/15/23	337,000	334,473
#SS&C Technologies Holdings
144A 5.875% 7/15/23	474,000	479,925

		6,325,328

Specialty Retail–1.03%
AutoNation 5.50% 2/1/20	100,000	108,750
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	228,000	184,680
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	859,200
8.875% 3/15/19	1,075,000	489,125
#144A 9.00% 3/15/19	2,417,000	2,054,450
#Family Tree Escrow 144A
5.75% 3/1/23	331,000	347,550
#Guitar Center 144A
6.50% 4/15/19	433,000	398,360
L Brands
5.625% 2/15/22	615,000	650,363
5.625% 10/15/23	500,000	527,500
#Radio Systems 144A
8.375% 11/1/19	475,000	504,687
Sally Holdings 5.50% 11/1/23	615,000	642,675
#Tops Holding 144A
8.00% 6/15/22	735,000	739,594

		7,506,934

Textiles, Apparel & Luxury Goods–0.07%
#Levi Strauss 144A 5.00% 5/1/25	545,000	530,013

		530,013

Thrift & Mortgage Finance–0.09%
Nationstar Mortgage
6.50% 7/1/21	172,000	160,820
7.875% 10/1/20	338,000	338,423
9.625% 5/1/19	143,000	152,474

		651,717

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trading Companies & Distributors–1.26%
Aircastle
5.125% 3/15/21	49,000	$49,613
6.25% 12/1/19	318,000	345,412
7.625% 4/15/20	553,000	627,627
H&E Equipment Services
7.00% 9/1/22	1,370,000	1,419,663
HD Supply
#144A 5.25% 12/15/21	670,000	681,725
7.50% 7/15/20	676,000	718,250
United Rentals North America
4.625% 7/15/23	1,268,000	1,248,156
5.50% 7/15/25	1,512,000	1,466,640
5.75% 11/15/24	120,000	118,800
6.125% 6/15/23	1,943,000	1,994,004
7.375% 5/15/20	200,000	214,398
7.625% 4/15/22	267,000	290,363

		9,174,651

Wireless Telecommunication Services–3.98%
SBA Communications
4.875% 7/15/22	683,000	667,633
SBA Telecommunications
5.75% 7/15/20	232,000	241,570
#SoftBank 144A 4.50% 4/15/20	1,365,000	1,373,531
Sprint
7.125% 6/15/24	437,000	406,454
7.25% 9/15/21	718,000	701,845
7.625% 2/15/25	1,479,000	1,397,655
7.875% 9/15/23	2,217,000	2,167,783
Sprint Capital
6.875% 11/15/28	780,000	672,750
6.90% 5/1/19	1,111,000	1,135,997
8.75% 3/15/32	2,287,000	2,229,825
Sprint Communications
6.00% 11/15/22	1,190,000	1,090,337
#144A 7.00% 3/1/20	2,577,000	2,809,445
7.00% 8/15/20	1,250,000	1,243,750
#144A 9.00% 11/15/18	860,000	973,314
9.125% 3/1/17	334,000	362,390
11.50% 11/15/21	90,000	106,200
T-Mobile USA
5.25% 9/1/18	476,000	490,280
6.00% 3/1/23	1,054,000	1,081,667
6.125% 1/15/22	451,000	466,785
6.25% 4/1/21	793,000	814,807
6.375% 3/1/25	414,000	424,350
6.464% 4/28/19	325,000	335,563
6.50% 1/15/24	129,000	133,515
6.625% 11/15/20	534,000	556,695
6.625% 4/1/23	833,000	867,361
6.633% 4/28/21	591,000	614,640
6.731% 4/28/22	2,153,000	2,249,885

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA (continued)
6.836% 4/28/23	1,089,000	$1,147,534
#West 144A 5.375% 7/15/22	1,017,000	954,709
Wind Acquisition Finance
#144A 4.75% 7/15/20	745,000	735,687
#144A 7.375% 4/23/21	595,000	603,181

		29,057,138

Total Corporate Bonds (Cost $664,621,048)		661,824,365

«SENIOR SECURED LOANS–5.48%
Albertson’s Holdings Tranche B4 1st Lien
5.51% 8/25/21	837,900	843,099
Alon USA Partners Tranche B 1st Lien
9.25% 11/13/18	70,417	71,121
Altice Financing
5.50% 7/1/19	394,000	398,531
American Casino & Entertainment Properties Tranche B 1st Lien
4.50% 7/3/19	273,151	274,517
Avago Technologies Tranche B 1st Lien
3.75% 5/6/21	408,122	409,232
Avaya Tranche B-3
4.50% 10/26/17	157,958	157,056
Avaya Tranche B6
6.50% 3/31/18	97,404	97,120
Axalta Coating Systems U.S. Holdings 1st Lien
3.75% 2/1/20	359,710	359,778
AZ Chem US 2nd Lien
7.50% 6/12/22	174,000	173,891
Calpine Tranche B3 1st Lien
4.00% 10/9/19	496,173	496,833
CDW
3.25% 4/29/20	195,501	194,231
CEVA Group Canadian
6.50% 3/19/21	8,270	7,761
CEVA Group Dutch
6.50% 3/19/21	48,086	45,125
CEVA Group Pre-Funded L
6.50% 3/19/21	46,059	43,223
CEVA Group Tranche B
6.50% 3/19/21	66,158	62,084
Cincinnati Bell Tranche B 1st Lien
4.00% 9/10/20	314,400	314,925

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
@Coeur Mining Tranche B
0.90% 6/23/20	750,000	$735,000
Dell International Tranche B2 First Lien
4.00% 4/29/20	1,048,132	1,050,002
Delta (Formula One) Tranche B 2nd Lien
7.75% 7/29/22	825,000	825,858
Delta Air Lines Tranche B1
3.25% 10/18/18	975,000	974,293
Dole Food Tranche B
4.50% 11/1/18	763,333	765,478
Drillship Ocean Ventures Tranche B 1st Lien
5.50% 7/25/21	366,086	313,003
Energy Future Intermediate Holding 1st Lien
4.25% 6/19/16	305,118	305,499
Entercom Radio Tranche B2
4.00% 11/23/18	69,467	69,649
FCA US Tranche B 1st Lien
3.50% 5/24/17	679,700	679,662
FGI Operating (Freedom Group) Tranche B
5.50% 4/19/19	337,138	321,124
Fieldwood Energy 2nd Lien
8.375% 9/30/20	720,000	554,738
First Data Tranche B1
3.50% 9/24/18	213,043	212,758
Floatel International Tranche B 1st Lien
6.00% 6/27/20	387,404	308,147
FMG Resources August 2006 Pty 1st Lien
3.75% 6/30/19	397,975	354,379
Freescale Semiconductor Tranche B4
4.25% 3/1/20	294,028	294,538
Freescale Semiconductor Tranche B5
5.00% 1/15/21	560,025	562,825
Go Daddy Tranche B 1st Lien
4.25% 5/13/21	401,940	402,788
Hanson Building Tranche B 1st Lien
6.50% 3/13/22	508,985	510,418
Harland Clarke Holdings Tranche B
5.25% 6/30/17	61,926	62,114
Heinz (H.J.) Tranche B2 1st Lien
3.50% 6/5/20	1,184,000	1,185,557

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
iHeartCommunications Tranche D
6.75% 1/30/19	2,982,692	$2,763,405
iHeartCommunications Tranche E 1st Lien
7.50% 7/30/19	850,642	798,302
Intrawest Tranche 1st Lien
5.50% 12/9/20	273,474	275,183
Inventiv Health Tranche B4 1st Lien
7.75% 5/15/18	288,875	290,439
J. Crew Group Tranche B 1st Lien
4.00% 3/5/21	953,975	824,921
MEG Energy Tranche B
3.75% 3/31/20	80,850	79,313
MTL Publishing (EMI Music) Tranche B 1st Lien
3.75% 6/29/18	85,225	85,252
Navios Maritime Midstream Partners Tranche B 1st Lien
5.50% 6/18/20	298,013	296,709
OCI Beaumont Tranche B3 1st Lien
5.50% 8/20/19	118,017	119,787
OSG Bulk Ships Tranche B - Exit
5.25% 8/5/19	286,715	287,612
Peabody Energy Tranche B
4.25% 9/24/20	397,975	335,604
Penney (J.C.) 1st Lien
6.00% 5/22/18	1,078,000	1,077,229
Petsmart Tranche B 1st Lien
4.25% 3/10/22	600,000	599,550
Pinnacle Foods Tranche H 1st Lien
3.00% 4/29/20	491,250	489,884
Quickrete 2nd Lien
7.00% 3/30/21	77,775	78,358
Realogy Group
4.25% 10/10/16	10,557	10,458
Rite Aid 2nd Lien
4.875% 6/21/21	1,038,889	1,041,164
Rite Aid Tranche 2nd Lien
5.75% 8/21/20	155,000	156,793
Riverbed Technology 1st Lien
6.00% 4/27/22	299,250	302,729
ROC Finance 1st Lien
5.00% 6/20/19	1,170,605	1,151,582
Sabine Oil & Gas 2nd Lien
8.75% 12/31/18	466,667	164,696
Scientific Games International
6.00% 10/18/20	320,620	321,040

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Sears Roebuck Acceptance Tranche B
5.50% 6/30/18	802,775	$793,242
Serta Simmons Holdings Tranche B 1st Lien
4.25% 10/1/19	374,211	374,812
Shelf Drilling MidCo 1st Lien
10.00% 10/8/18	300,000	213,499
Shingle Springs Tribal Gaming Authority Tranche B
6.25% 8/29/19	312,544	314,888
Stallion Oilfield Holdings
8.00% 6/19/18	255,679	210,424
Staples Tranche B 1st Lien
3.50% 4/24/21	595,238	595,083
Summit Materials Tranche B
5.00% 1/30/19	169,780	169,956
SUPERVALU 1st Lien
4.50% 3/21/19	1,531,020	1,534,554
Syniverse Holdings 1st Lien
4.00% 4/23/19	512,877	485,310
Texas Competitive Electric Holdings
3.75% 5/5/16	436,921	438,778
4.50% 10/10/17	6,255,000	3,617,955
Texas Competitive Electric Holdings Nonext
3.50% 10/10/14	1,920,000	1,094,736
Tribune Media Tranche B 1st Lien
4.00% 12/27/20	553,268	554,098
TWCC Holdings (Weather Channel) 1st Lien
3.50% 2/13/17	61,651	61,401
Univision Communications 1st Lien
4.00% 3/1/20	205,216	204,026
Univision Communications Tranche C4
4.00% 3/1/20	1,454,475	1,445,122
UPC Financing Partnership Tranche AH
3.25% 6/30/21	170,000	167,905
Veresen Midstream Tranche B 1st Lien
5.25% 3/31/22	349,125	352,688
@=Vertis
11.50% 12/20/15	243,194	0
Visant Tranche 1st Lien
7.00% 9/23/21	322,563	312,079
W&T Offshore 2nd Lien
9.00% 5/12/20	292,000	290,175

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
WMG Acquisition 1st Lien
3.75% 7/1/20	320,917	$316,882
XO Communications
4.25% 3/19/21	438,834	438,834

Total Senior Secured Loans (Cost $42,926,750)		39,972,814

	Number of Shares
COMMON STOCK–0.19%
†Dynegy	2,000	58,500
†@Escrow General Motors	425,000	43
†@Escrow General Motors	400,000	40
†@Escrow General Motors	325,000	33
NII Holdings	84,802	1,314,467

Total Common Stock (Cost $1,353,067)		1,373,083

PREFERRED STOCK–0.53%
#Ally Financial 144A 7.00%	722	733,168
•Bank of America 6.10%	1,186,000	1,172,657
•Hartford Financial Services Group 7.875%	5,600	166,544
•Morgan Stanley 5.55%	527,000	523,838
•XLIT 3.395%	1,505	1,275,487

Total Preferred Stock (Cost $3,655,916)		3,871,694

WARRANT–0.00%
†@=General Maritime exercise price $42.50, expiration date
5/17/17	132	60

Total Warrant (Cost $0)		60

MONEY MARKET FUND–2.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	16,085,624	16,085,624

Total Money Market Fund (Cost $16,085,624)		16,085,624

LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.12% (Cost $728,642,405)	$723,127,640
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	6,396,579

NET ASSETS APPLICABLE TO 64,313,191 SHARES OUTSTANDING–100.00%	$729,524,219

NET ASSET VALUE PER SHARE–LVIP JP MORGAN HIGH YIELD FUND STANDARD CLASS ($566,499,337 / 49,925,439 Shares)	$11.347

NET ASSET VALUE PER SHARE–LVIP JP MORGAN HIGH YIELD FUND SERVICE CLASS ($163,024,882 / 14,387,752 Shares)	$11.331

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$713,470,898
Undistributed net investment income	22,330,205
Accumulated net realized loss on investments	(762,119)
Net unrealized depreciation of investments.	(5,514,765)

Total net assets	$729,524,219

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $278,085,273, which represents 38.12% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

«	Includes $736,587 cash overdraft, $8,706,154 payable for securities purchased and $305,930 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $3,150,777, which represents 0.43% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $60, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

PIK–Payment-in-kind

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Interest	$21,426,986
Dividends	88,094

21,515,080

EXPENSES:
Management fees	2,253,881
Distribution fees-Service Class	206,398
Accounting and administration expenses	84,629
Pricing fees	32,217
Professional fees.	27,304
Reports and statements to shareholders	15,123
Trustees’ fees and expenses	7,766
Custodian fees	6,256
Consulting fees	1,093
Other	4,169

2,638,836
Less management fees waived	(115,506)

Total operating expenses	2,523,330

NET INVESTMENT INCOME	18,991,750

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(4,280,191)
Net change in unrealized appreciation (depreciation) of investments	1,405,229

NET REALIZED AND UNREALIZED LOSS	(2,874,962)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,116,788

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,991,750	$32,222,719
Net realized gain (loss)	(4,280,191)	3,612,140
Net change in unrealized appreciation (depreciation)	1,405,229	(21,448,110)

Net increase in net assets resulting from operations	16,116,788	14,386,749

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(22,657,113)
Service Class	—	(6,227,174)
Net realized gain:
Standard Class	—	(1,657,519)
Service Class	—	(487,245)

	—	(31,029,051)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	45,112,867	136,880,024
Service Class	37,964,145	72,544,514
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	24,314,632
Service Class	—	6,714,419

	83,077,012	240,453,589

Cost of shares redeemed:
Standard Class	(18,106,020)	(25,797,324)
Service Class	(31,758,461)	(72,178,110)

	(49,864,481)	(97,975,434)

Increase in net assets derived from capital share transactions	33,212,531	142,478,155

NET INCREASE IN NET ASSETS	49,329,319	125,835,853
NET ASSETS:
Beginning of period	680,194,900	554,359,047

End of period	$729,524,219	$680,194,900

Undistributed net investment income	$22,330,205	$3,338,455

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/15[1]		Year Ended			5/3/10[2]
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	to 12/31/10
Net asset value, beginning of period	$11.082	$11.304	$11.123	$10.139	$10.372	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.304	0.609	0.639	0.681	0.682	0.497
Net realized and unrealized gain (loss)	(0.039)	(0.290)	0.090	0.825	(0.402)	0.185

Total from investment operations	0.265	0.319	0.729	1.506	0.280	0.682

Less dividends and distributions from:
Net investment income	—	(0.502)	(0.546)	(0.522)	(0.513)	(0.310)
Net realized gain	—	(0.039)	(0.002)	—	—	—

Total dividends and distributions	—	(0.541)	(0.548)	(0.522)	(0.513)	(0.310)

Net asset value, end of period	$11.347	$11.082	$11.304	$11.123	$10.139	$10.372

Total return[4]	2.46%	2.84%	6.57%	14.93%	2.78%	6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$566,499	$526,920	$404,998	$207,465	$90,518	$52,808
Ratio of expenses to average net assets	0.65%	0.67%	0.71%	0.75%	0.79%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%	0.70%	0.73%	0.75%	0.79%	0.86%
Ratio of net investment income to average net assets	5.41%	5.23%	5.55%	6.22%	6.45%	7.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.38%	5.20%	5.53%	6.22%	6.45%	7.33%
Portfolio turnover	20%	37%	33%	36%	57%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended				5/3/10[2]
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	to 12/31/10
Net asset value, beginning of period	$11.080	$11.302	$11.122	$10.143	$10.370	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.290	0.579	0.609	0.652	0.647	0.490
Net realized and unrealized gain (loss)	(0.039)	(0.289)	0.090	0.825	(0.392)	0.174

Total from investment operations	0.251	0.290	0.699	1.477	0.255	0.664

Less dividends and distributions from:
Net investment income	—	(0.473)	(0.517)	(0.498)	(0.482)	(0.294)
Net realized gain	—	(0.039)	(0.002)	—	—	—

Total dividends and distributions	—	(0.512)	(0.519)	(0.498)	(0.482)	(0.294)

Net asset value, end of period	$11.331	$11.080	$11.302	$11.122	$10.143	$10.370

Total return[4]	2.34%	2.58%	6.31%	14.63%	2.54%	6.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$163,025	$153,275	$149,361	$130,206	$78,859	$3,396
Ratio of expenses to average net assets	0.90%	0.92%	0.96%	1.00%	1.04%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	0.95%	0.98%	1.00%	1.04%	1.11%
Ratio of net investment income to average net assets	5.16%	4.98%	5.30%	5.97%	6.20%	7.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.13%	4.95%	5.28%	5.97%	6.20%	7.08%
Portfolio turnover	20%	37%	33%	36%	57%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $250 million. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

J.P. Morgan Investment Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$15,509
Legal	4,260

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,064 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$363,117
Distribution fees payable to LFD	34,669
Prepaid printing and mailing fees to Lincoln Life	676

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$206,416,144
Sales	136,733,604

LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$728,642,405

Aggregate unrealized appreciation	$13,444,622
Aggregate unrealized depreciation	(18,959,387)

Net unrealized depreciation	$(5,514,765)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$661,824,365	$—	$661,824,365
Senior Secured Loans	—	39,237,814	735,000	39,972,814
Common Stock
Automobiles	—	—	116	116
Independent Power & Renewable Electricity Producers	58,500	—	—	58,500
Wireless Telecommunication Services	1,314,467	—	—	1,314,467
Preferred Stock	166,544	3,705,150	—	3,871,694
Warrant	—	—	60	60
Money Market Fund	16,085,624	—	—	16,085,624

Total	$17,625,135	$704,767,329	$735,176	$723,127,640

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan High Yield Fund–26

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	3,974,152	11,733,304
Service Class	3,362,180	6,222,244
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,197,522
Service Class	—	606,811

	7,336,332	20,759,881

Shares redeemed:
Standard Class	(1,596,121)	(2,211,056)
Service Class	(2,807,882)	(6,211,174)

	(4,404,003)	(8,422,230)

Net increase	2,932,329	12,337,651

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC. and/or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan High Yield Fund–27

LVIP Managed Risk Profile Target Maturity Funds

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP Managed Risk Profile Target Maturity Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN
(454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Managed Risk Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Managed Risk Profile 2010 Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,011.70	0.30%	$1.50
Service Class Shares	1,000.00	1,010.40	0.55%	2.74

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2020 Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,014.50	0.30%	$1.50
Service Class Shares	1,000.00	1,013.40	0.55%	2.75

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2030 Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,016.80	0.30%	$1.50
Service Class Shares	1,000.00	1,015.60	0.55%	2.75

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile Target Maturity Funds–1

LVIP Managed Risk Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP Managed Risk Profile 2040 Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,018.50	0.30%	$1.50
Service Class Shares	1,000.00	1,017.20	0.55%	2.75

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2050 Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,022.40	0.30%	$1.50
Service Class Shares	1,000.00	1,021.30	0.55%	2.76

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Managed Risk Profile Target Maturity Funds–2

LVIP Managed Risk Profile Target Maturity Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2015

LVIP Managed Risk Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	94.31%
Equity Funds	28.42%
Fixed Income Funds	44.52%
International Equity Funds	14.44%
International Fixed Income Fund	6.93%
Unaffiliated Investment Companies	5.96%
Fixed Income Fund	0.99%
International Equity Fund	2.95%
Money Market Fund	2.02%
Total Value of Securities	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	95.15%
Equity Funds	35.92%
Fixed Income Funds	33.32%
International Equity Funds	21.01%
International Fixed Income Fund	4.90%
Unaffiliated Investment Companies	4.94%
International Equity Fund	1.95%
Money Market Fund	2.99%
Total Value of Securities	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	92.18%
Equity Funds	38.44%
Fixed Income Funds	27.18%
International Equity Funds	22.68%
International Fixed Income Fund	3.88%
Unaffiliated Investment Companies	8.00%
Commodity Fund	1.00%
International Equity Fund	2.90%
Money Market Fund	4.10%
Total Value of Securities	100.18%
Liabilities Net of Receivables and Other Assets	(0.18%)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	91.13%
Equity Funds	43.79%
Fixed Income Funds	17.31%
International Equity Funds	26.18%
International Fixed Income Fund	3.85%
Unaffiliated Investment Companies	8.95%
Commodity Fund	0.99%
International Equity Fund	2.87%
Money Market Fund	5.09%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.26%
Equity Funds	46.76%
Fixed Income Funds	6.61%
International Equity Funds	34.94%
International Fixed Income Fund	0.95%
Unaffiliated Investment Companies	11.36%
Commodity Fund	0.97%
International Equity Fund	2.82%
Money Market Fund	7.57%
Total Value of Securities	100.62%
Liabilities Net of Receivables and Other Assets	(0.62%)
Total Net Assets	100.00%

LVIP Managed Risk Profile Target Maturity Funds–3

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.31%
Equity Funds–28.42%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	19,079	$844,523
LVIP SSgA Mid-Cap Index Fund	39,485	415,183
LVIP SSgA S&P 500 Index Fund	586,664	8,691,429
LVIP SSgA Small-Cap Index Fund	59,709	1,685,892
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	17,773	416,228

		12,053,255

Fixed Income Funds–44.52%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	366,768	3,793,849
LVIP Delaware Bond Fund	90,278	1,256,576
LVIP Delaware Diversified Floating Rate Fund	166,121	1,676,156
LVIP JPMorgan High Yield Fund	146,790	1,666,796
LVIP PIMCO Low Duration Bond Fund	166,763	1,682,142
LVIP SSgA Bond Index Fund	772,277	8,805,505

		18,881,024

International Equity Funds–14.44%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	130,204	1,224,306
LVIP SSgA International Index Fund	533,560	4,901,278

		6,125,584

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–6.93%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	256,360	$2,936,352

		2,936,352

Total Affiliated Investment Companies (Cost $30,107,376)		39,996,215

UNAFFILIATED INVESTMENT COMPANIES–5.96%
Fixed Income Fund–0.99%
American Funds®–
Mortgage Bond Fund	39,592	420,467

		420,467

International Equity Fund–2.95%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	65,020	1,252,284

		1,252,284

Money Market Fund–2.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	857,018	857,018

		857,018

Total Unaffiliated Investment Companies (Cost $2,381,165)		2,529,769

TOTAL VALUE OF SECURITIES–100.27% (Cost $32,488,541)	42,525,984
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(115,569)

NET ASSETS APPLICABLE TO 3,368,664 SHARES OUTSTANDING–100.00%	$42,410,415

*	Standard Class shares.

Class 1 shares.

LVIP Managed Risk Profile Target Maturity Funds–4

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) British Pound Currency	$(96,968)	$(98,281)	9/15/15	$(1,313)
(1) E-mini MSCI Emerging Markets Index	(48,564)	(47,970)	9/21/15	594
(1) E-mini Russell 2000 Index	(126,129)	(125,040)	9/21/15	1,089
(1) E-mini S&P 500 Index	(104,949)	(102,720)	9/21/15	2,229
(1) E-mini S&P MidCap 400 Index	(152,604)	(149,810)	9/21/15	2,794
(1) Euro Currency	(141,631)	(139,450)	9/15/15	2,181
(1) Euro STOXX 50 Index	(37,746)	(38,292)	9/21/15	(546)
(1) FTSE 100 Index	(103,864)	(102,027)	9/21/15	1,837
(1) Japanese Yen Currency	(101,999)	(102,281)	9/15/15	(282)
(1) Nikkei 225 Index (OSE)	(167,230)	(165,359)	9/11/15	1,871

	$(1,081,684)			$10,454

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–5

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.15%
Equity Funds–35.92%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	63,841	$3,168,025
LVIP Delaware Special Opportunities Fund	71,448	3,162,572
LVIP SSgA Mid-Cap Index Fund	147,908	1,555,253
LVIP SSgA S&P 500 Index Fund	2,826,081	41,868,390
LVIP SSgA Small-Cap Index Fund	111,810	3,156,943
LVIP SSgA Small-Mid Cap 200 Fund	99,925	1,555,032
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	133,164	3,118,571

		57,584,786

Fixed Income Funds–33.32%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	763,262	7,895,182
LVIP Delaware Diversified Floating Rate Fund	311,136	3,139,363
LVIP JPMorgan High Yield Fund	549,966	6,244,863
LVIP PIMCO Low Duration Bond Fund	624,671	6,301,058
LVIP SSgA Bond Index Fund	2,617,593	29,845,791

		53,426,257

International Equity Funds–21.01%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	487,890	4,587,628

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	320,800	$3,070,702
LVIP SSgA International Index Fund	2,832,694	26,021,128

		33,679,458

International Fixed Income Fund–4.90%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	685,594	7,852,793

		7,852,793

Total Affiliated Investment Companies (Cost $111,024,700)		152,543,294

UNAFFILIATED INVESTMENT COMPANIES–4.94%
International Equity Fund–1.95%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	162,384	3,127,520

		3,127,520

Money Market Fund–2.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,797,151	4,797,151

		4,797,151

Total Unaffiliated Investment Companies (Cost $7,184,232)		7,924,671

TOTAL VALUE OF SECURITIES–100.09% (Cost $118,208,932)	160,467,965
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(146,403)

NET ASSETS APPLICABLE TO 13,051,831 SHARES OUTSTANDING–100.00%	$160,321,562

*	Standard Class shares.

LVIP Managed Risk Profile Target Maturity Funds–6

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11) British Pound Currency	$(1,066,647)	$(1,081,093)	9/15/15	$(14,446)
(10) E-mini MSCI Emerging Markets Index	(485,487)	(479,700)	9/21/15	5,787
(4) E-mini Russell 2000 Index	(504,517)	(500,160)	9/21/15	4,357
(33) E-mini S&P 500 Index	(3,463,325)	(3,389,760)	9/21/15	73,565
(4) E-mini S&P MidCap 400 Index	(610,417)	(599,240)	9/21/15	11,177
(5) Euro Currency	(708,152)	(697,250)	9/15/15	10,902
(17) Euro STOXX 50 Index	(641,299)	(650,973)	9/21/15	(9,674)
(10) FTSE 100 Index	(1,038,489)	(1,020,272)	9/21/15	18,217
(5) Japanese Yen Currency	(509,996)	(511,406)	9/15/15	(1,410)
(3) Nikkei 225 Index (OSE)	(501,690)	(496,077)	9/11/15	5,613

	$(9,530,019)			$104,088

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–7

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.18%
Equity Funds–38.44%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	33,435	$1,659,171
LVIP Delaware Special Opportunities Fund	74,848	3,313,059
LVIP MFS Value Fund	43,211	1,630,731
LVIP SSgA Mid-Cap Index Fund	154,934	1,629,135
LVIP SSgA S&P 500 Index Fund	3,069,843	45,479,718
LVIP SSgA Small-Cap Index Fund	175,244	4,948,022
LVIP SSgA Small-Mid Cap 200 Fund	104,671	1,628,886
†LVIP T. Rowe Price Growth Stock Fund	48,913	1,629,578
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	139,485	3,266,606

		65,184,906

Fixed Income Funds–27.18%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	479,782	4,962,867
LVIP Delaware Diversified Floating Rate Fund	325,941	3,288,740
LVIP JPMorgan High Yield Fund	432,186	4,907,468
LVIP PIMCO Low Duration Bond Fund	327,199	3,300,455
LVIP SSgA Bond Index Fund	2,597,911	29,621,386

		46,080,916

International Equity Funds–22.68%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	511,077	4,805,659
LVIP Mondrian International Value Fund	178,421	3,184,451
LVIP SSgA Emerging Markets 100 Fund	335,037	3,206,969
LVIP SSgA International Index Fund	2,966,980	27,254,675

		38,451,754

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.88%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	574,500	$6,580,329

		6,580,329

Total Affiliated Investment Companies (Cost $112,123,413)		156,297,905

UNAFFILIATED INVESTMENT COMPANIES–8.00%
Commodity Fund–1.00%
**PIMCO CommodityRealReturn Strategy Portfolio	386,884	1,698,423

		1,698,423

International Equity Fund–2.90%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	255,142	4,914,039

		4,914,039

Money Market Fund–4.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,946,196	6,946,196

		6,946,196

Total Unaffiliated Investment Companies (Cost $12,987,558)		13,558,658

TOTAL VALUE OF SECURITIES–100.18% (Cost $125,110,971)	169,856,563
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(299,330)

NET ASSETS APPLICABLE TO 13,699,603 SHARES OUTSTANDING–100.00%	$169,557,233

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile Target Maturity Funds–8

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9) British Pound Currency	$(872,711)	$(884,531)	9/15/15	$(11,820)
(9) E-mini MSCI Emerging Markets Index	(437,078)	(431,730)	9/21/15	5,348
(3) E-mini Russell 2000 Index	(378,388)	(375,120)	9/21/15	3,268
(26) E-mini S&P 500 Index	(2,728,681)	(2,670,720)	9/21/15	57,961
(3) E-mini S&P MidCap 400 Index	(457,813)	(449,430)	9/21/15	8,383
(4) Euro Currency	(566,522)	(557,800)	9/15/15	8,722
(15) Euro STOXX 50 Index	(565,852)	(574,388)	9/21/15	(8,536)
(8) FTSE 100 Index	(830,477)	(816,218)	9/21/15	14,259
(4) Japanese Yen Currency	(407,997)	(409,125)	9/15/15	(1,128)
(2) Nikkei 225 Index (OSE)	(334,460)	(330,718)	9/11/15	3,742

	$(7,579,979)			$80,199

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–9

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.13%
Equity Funds–43.79%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	46,046	$2,284,998
LVIP Delaware Special Opportunities Fund	51,534	2,281,102
LVIP MFS Value Fund	59,509	2,245,793
LVIP SSgA Mid-Cap Index Fund	106,682	1,121,766
LVIP SSgA S&P 500 Index Fund	2,415,921	35,791,867
LVIP SSgA Small-Cap Index Fund	120,974	3,415,714
LVIP SSgA Small-Mid Cap 200 Fund	72,073	1,121,604
†LVIP T. Rowe Price Growth Stock Fund	33,681	1,122,118
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	96,047	2,249,318

		51,634,280

Fixed Income Funds–17.31%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	330,731	3,421,081
LVIP JPMorgan High Yield Fund	198,202	2,250,589
LVIP PIMCO Low Duration Bond Fund	225,302	2,272,618
LVIP SSgA Bond Index Fund	1,093,218	12,464,871

		20,409,159

International Equity Funds–26.18%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	351,930	3,309,202
LVIP MFS International Growth Fund	303,289	4,416,491
LVIP Mondrian International Value Fund	245,739	4,385,954

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	346,736	$3,318,961
LVIP SSgA International Index Fund	1,680,870	15,440,473

		30,871,081

International Fixed Income Fund–3.85%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	395,849	4,534,058

		4,534,058

Total Affiliated Investment Companies (Cost $72,322,232)		107,448,578

UNAFFILIATED INVESTMENT COMPANIES–8.95%
Commodity Fund–0.99%
**PIMCO CommodityRealReturn Strategy Portfolio	266,409	1,169,534

		1,169,534

International Equity Fund–2.87%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	175,689	3,383,766

		3,383,766

Money Market Fund–5.09%
Dreyfus Treasury & Agency Cash Management Fund -
Institutional Shares	6,000,692	6,000,692

		6,000,692

Total Unaffiliated Investment Companies (Cost $10,154,394)		10,553,992

TOTAL VALUE OF SECURITIES–100.08% (Cost $82,476,626)	118,002,570
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(92,627)

NET ASSETS APPLICABLE TO 9,938,525 SHARES OUTSTANDING–100.00%	$117,909,943

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile Target Maturity Funds–10

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) British Pound Currency	$(484,839)	$(491,406)	9/15/15	$(6,567)
(5) E-mini MSCI Emerging Markets Index	(242,821)	(239,850)	9/21/15	2,971
(2) E-mini Russell 2000 Index	(252,258)	(250,080)	9/21/15	2,178
(13) E-mini S&P 500 Index	(1,364,340)	(1,335,360)	9/21/15	28,980
(2) E-mini S&P MidCap 400 Index	(305,209)	(299,620)	9/21/15	5,589
(2) Euro Currency	(283,261)	(278,900)	9/15/15	4,361
(8) Euro STOXX 50 Index	(302,323)	(306,340)	9/21/15	(4,017)
(4) FTSE 100 Index	(416,087)	(408,109)	9/21/15	7,978
(2) Japanese Yen Currency	(203,998)	(204,562)	9/15/15	(564)
(1) Nikkei 225 Index (OSE)	(167,230)	(165,359)	9/11/15	1,871

	$(4,022,366)			$42,780

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–11

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.26%
Equity Funds–46.76%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	5,351	$265,514
LVIP Delaware Special Opportunities Fund	11,975	530,081
LVIP MFS Value Fund	13,832	521,994
LVIP SSgA Mid-Cap Index Fund	24,796	260,730
LVIP SSgA S&P 500 Index Fund	596,653	8,839,408
LVIP SSgA Small-Cap Index Fund	46,714	1,318,958
LVIP SSgA Small-Mid Cap 200 Fund	33,504	521,386
†LVIP T. Rowe Price Growth Stock Fund	7,829	260,823
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	22,324	522,804

		13,041,698

Fixed Income Funds–6.61%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	51,189	529,500
LVIP JPMorgan High Yield Fund	46,072	523,153
LVIP PIMCO Low Duration Bond Fund	26,182	264,101
LVIP SSgA Bond Index Fund	46,202	526,798

		1,843,552

International Equity Funds–34.94%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	109,099	1,025,853
LVIP MFS International Growth Fund	52,884	770,104
LVIP Mondrian International Value Fund	57,137	1,019,790

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	107,447	$1,028,479
LVIP SSgA International Index Fund	642,279	5,899,978

		9,744,204

International Fixed Income Fund–0.95%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	23,002	263,461

		263,461

Total Affiliated Investment Companies (Cost $19,348,015)		24,892,915

UNAFFILIATED INVESTMENT COMPANIES–11.36%
Commodity Fund–0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	61,900	271,740

		271,740

International Equity Fund–2.82%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	40,835	786,481

		786,481

Money Market Fund–7.57%
Dreyfus Treasury & Agency Cash Management Fund -
Institutional Shares	2,110,269	2,110,269

		2,110,269

Total Unaffiliated Investment Companies (Cost $3,155,069)		3,168,490

TOTAL VALUE OF SECURITIES–100.62% (Cost $22,503,084)	28,061,405
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.62%)	(171,713)

NET ASSETS APPLICABLE TO 2,759,766 SHARES OUTSTANDING–100.00%	$27,889,692

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile Target Maturity Funds–12

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6) E-mini S&P 500 Index	$(629,695)	$(616,320)	9/21/15	$13,375
(4) Euro Currency	(566,522)	(557,800)	9/15/15	8,722
(11) Euro STOXX 50 Index	(415,816)	(421,217)	9/21/15	(5,401)

	$(1,612,033)			$16,696

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–13

LVIP Managed Risk Profile Target Maturity Funds

Statements of Assets and Liabilities

June 30, 2015 (unaudited)

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
ASSETS:
Investments in affiliated investment companies, at value	$39,996,215	$152,543,294	$156,297,905	$107,448,578	$24,892,915
Investments in unaffiliated investment companies, at value	2,529,769	7,924,671	13,558,658	10,553,992	3,168,490
Cash collateral, at value	20,894	162,396	128,544	73,432	24,849
Foreign currency collateral, at value	12,814	138,804	116,202	58,847	45,970
Unrealized appreciation on futures contracts	12,595	129,618	101,683	53,928	22,097
Receivable for fund shares sold	10,423	17,014	23,339	17,110	2,519
Expense reimbursement from LIAC	4,700	1,433	1,479	3,221	5,373
Cash	24	—	—	—	—
Dividends receivable from investment companies	6	36	53	47	68

TOTAL ASSETS	42,587,440	160,917,266	170,227,863	118,209,155	28,162,281

LIABILITIES:
Payable for fund shares redeemed	103,873	291,106	276,529	87,332	45,523
Payable for investment companies purchased	30,367	210,265	301,847	141,251	184,460
Accrued expenses payable	23,766	23,725	24,135	24,037	24,286
Due to manager and affiliates	16,878	45,078	46,633	35,444	12,913
Unrealized depreciation on futures contracts	2,141	25,530	21,484	11,148	5,401
Due to custodian	—	—	2	—	6

TOTAL LIABILITIES	177,025	595,704	670,630	299,212	272,589

TOTAL NET ASSETS	$42,410,415	$160,321,562	$169,557,233	$117,909,943	$27,889,692

Investments in affiliated investment companies, at cost	$30,107,376	$111,024,700	$112,123,413	$72,322,232	$19,348,015
Investments in unaffiliated investment companies, at cost	$2,381,165	$7,184,232	$12,987,558	$10,154,394	$3,155,069
Foreign currency collateral, at cost	$12,814	$138,804	$116,202	$58,847	$45,970

Standard Class:
Net Assets	$35,138,022	$133,774,348	$145,037,846	$95,066,888	$23,669,066
Shares Outstanding	2,790,235	10,888,029	11,716,219	8,008,253	2,340,865
Net Asset Value Per Share	$12.593	$12.286	$12.379	$11.871	$10.111

Service Class:
Net Assets	$7,272,393	$26,547,214	$24,519,387	$22,843,055	$4,220,626
Shares Outstanding	578,429	2,163,802	1,983,384	1,930,272	418,901
Net Asset Value Per Share	$12.573	$12.269	$12.362	$11.834	$10.075

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$31,462,864	$120,270,326	$123,193,221	$82,655,455	$24,042,176
Accumulated net investment loss	(64,060)	(248,247)	(221,604)	(159,897)	(35,709)
Accumulated net realized gain (loss) on investments	963,714	(2,063,638)	1,759,825	(154,339)	(1,691,792)
Net unrealized appreciation of investments and derivatives	10,047,897	42,363,121	44,825,791	35,568,724	5,575,017

TOTAL NET ASSETS	$42,410,415	$160,321,562	$169,557,233	$117,909,943	$27,889,692

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–14

LVIP Managed Risk Profile Target Maturity Funds

Statements of Operations

Six Months Ended June 30, 2015 (unaudited)

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$12,046	$26,267	$64,459	$44,098	$10,190

EXPENSES:
Management fees	55,584	200,532	213,176	146,732	32,360
Accounting and administration expenses	16,494	20,252	20,544	18,796	15,759
Professional fees	10,184	11,378	11,478	10,935	9,986
Distribution expenses-Service Class	9,405	33,876	30,252	27,916	4,604
Reports and statements to shareholders	9,112	11,165	12,193	12,468	9,401
Custodian fees	2,619	3,205	3,863	3,543	2,701
Consulting fees	1,816	1,859	1,862	1,843	1,808
Trustees’ fees and expenses	526	1,871	1,958	1,359	263
Pricing fees	214	219	220	221	126
Other	131	474	498	348	73

	106,085	284,831	296,044	224,161	77,081
Less expenses reimbursed	(29,979)	(10,317)	(9,981)	(20,166)	(33,645)

Total operating expenses	76,106	274,514	286,063	203,995	43,436

NET INVESTMENT LOSS	(64,060)	(248,247)	(221,604)	(159,897)	(33,246)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	31,091	61,162	96,223	65,355	14,462
Sale of investments in affiliated investment companies	953,932	1,628,377	1,628,829	1,593,354	(6,476)
Sale of investments in unaffiliated investment companies	(5,015)	(8,484)	(73,311)	(44,050)	(9,677)
Foreign currencies	(2,110)	(12,632)	(9,095)	(6,540)	(6,338)
Futures contracts	(35,619)	(354,691)	(316,390)	(458,745)	(96,418)

Net realized gain (loss)	942,279	1,313,732	1,326,256	1,149,374	(104,447)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	(351,198)	1,062,569	1,587,179	1,045,346	630,956
Investments in unaffiliated investment companies	(9,700)	(35,809)	(28,375)	(26,925)	(6,461)
Futures contracts	18,295	211,900	156,751	92,286	22,755

Net change in unrealized appreciation (depreciation)	(342,603)	1,238,660	1,715,555	1,110,707	647,250

NET REALIZED AND UNREALIZED GAIN	599,676	2,552,392	3,041,811	2,260,081	542,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$535,616	$2,304,145	$2,820,207	$2,100,184	$509,557

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–15

LVIP Managed Risk Profile Target Maturity Funds

Statements of Changes in Net Assets

	LVIP Managed Risk Profile 2010 Fund		LVIP Managed Risk Profile 2020 Fund		LVIP Managed Risk Profile 2030 Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(64,060)	$608,241	$(248,247)	$2,254,435	$(221,604)	$2,525,970
Net realized gain	942,279	4,299,212	1,313,732	13,861,904	1,326,256	14,750,069
Net change in unrealized appreciation (depreciation)	(342,603)	(2,508,823)	1,238,660	(7,535,314)	1,715,555	(8,558,573)

Net increase in net assets resulting from operations	535,616	2,398,630	2,304,145	8,581,025	2,820,207	8,717,466

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(692,434)	—	(2,597,175)	—	(3,110,638)
Service Class	—	(126,662)	—	(466,563)	—	(439,010)

	—	(819,096)	—	(3,063,738)	—	(3,549,648)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,843,349	11,402,692	13,263,329	36,805,938	13,479,346	35,066,322
Service Class	797,437	1,487,232	1,322,982	2,887,011	1,505,801	4,710,068
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	692,434	—	2,597,175	—	3,110,638
Service Class	—	126,662	—	466,563	—	439,010

	4,640,786	13,709,020	14,586,311	42,756,687	14,985,147	43,326,038

Cost of shares redeemed:
Standard Class	(5,666,645)	(25,815,041)	(13,005,072)	(103,315,218)	(17,349,741)	(111,053,619)
Service Class	(1,410,340)	(2,790,596)	(2,634,647)	(5,115,702)	(1,314,104)	(4,783,934)

	(7,076,985)	(28,605,637)	(15,639,719)	(108,430,920)	(18,663,845)	(115,837,553)

Decrease in net assets derived from capital share transactions	(2,436,199)	(14,896,617)	(1,053,408)	(65,674,233)	(3,678,698)	(72,511,515)

NET INCREASE (DECREASE) IN NET ASSETS	(1,900,583)	(13,317,083)	1,250,737	(60,156,946)	(858,491)	(67,343,697)
NET ASSETS:
Beginning of period	44,310,998	57,628,081	159,070,825	219,227,771	170,415,724	237,759,421

End of period	$42,410,415	$44,310,998	$160,321,562	$159,070,825	$169,557,233	$170,415,724

Accumulated net investment loss	$(64,060)	$—	$(248,247)	$—	$(221,604)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–16

LVIP Managed Risk Profile Target Maturity Funds

Statements of Changes in Net Assets (continued)

	LVIP Managed Risk Profile 2040 Fund		LVIP Managed Risk Profile 2050 Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(159,897)	$1,730,079	$(33,246)	$371,774
Net realized gain (loss)	1,149,374	10,942,123	(104,447)	2,935,252
Net change in unrealized appreciation (depreciation)	1,110,707	(7,378,781)	647,250	(2,319,379)

Net increase in net assets resulting from operations	2,100,184	5,293,421	509,557	987,647

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,199,254)	—	(405,319)
Service Class	—	(453,336)	—	(50,431)
Net realized gain:
Standard Class	—	—	—	(2,433,706)
Service Class	—	—	—	(348,247)

	—	(2,652,590)	—	(3,237,703)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,985,545	21,753,241	4,616,909	10,875,071
Service Class	1,949,867	4,010,102	1,238,616	1,695,892
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,199,254	—	2,839,025
Service Class	—	453,336	—	398,678

	8,935,412	28,415,933	5,855,525	15,808,666

Cost of shares redeemed:
Standard Class	(8,313,706)	(78,415,727)	(2,007,172)	(28,422,783)
Service Class	(1,892,475)	(1,426,248)	(156,731)	(2,322,929)

	(10,206,181)	(79,841,975)	(2,163,903)	(30,745,712)

Increase (decrease) in net assets derived from capital share transactions	(1,270,769)	(51,426,042)	3,691,622	(14,937,046)

NET INCREASE (DECREASE) IN NET ASSETS	829,415	(48,785,211)	4,201,179	(17,187,102)
NET ASSETS:
Beginning of period	117,080,528	165,865,739	23,688,513	40,875,615

End of period	$117,909,943	$117,080,528	$27,889,692	$23,688,513

Accumulated net investment loss/distributions in excess of net investment income	$(159,897)	$—	$(35,709)	$(2,463)

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–17

LVIP Managed Risk Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2010 Fund Standard Class
	Six Months Ended 6/30/15[1]		Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$12.448		$12.105	$11.259	$10.604	$10.553	$9.571

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)		0.158	0.127	0.147	0.180	0.141
Net realized and unrealized gain (loss)	0.160		0.421	0.878	0.756	(0.045)	0.951

Total from investment operations	0.145		0.579	1.005	0.903	0.135	1.092

Less dividends and distributions from:
Net investment income	—		(0.236)	(0.159)	(0.248)	(0.084)	(0.110)

Total dividends and distributions	—		(0.236)	(0.159)	(0.248)	(0.084)	(0.110)

Net asset value, end of period	$12.593		$12.448	$12.105	$11.259	$10.604	$10.553

Total return[4]	1.17%		4.78%	8.93%	8.54%	1.29%	11.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,138		$36,507	$48,876	$45,927	$24,751	$21,962
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%	0.26%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.43%		0.42%	0.43%	0.54%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	(0.25%	)	1.27%	1.08%	1.33%	1.67%	1.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%	)	1.15%	0.95%	1.09%	1.31%	1.01%
Portfolio turnover	12%		37%	37%	35%	56%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–18

LVIP Managed Risk Profile 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2010 Fund Service Class
	Six Months Ended 6/30/15[1]		Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$12.443		$12.101	$11.256	$10.577	$10.553	$9.573

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.031)		0.127	0.098	0.119	0.153	0.116
Net realized and unrealized gain (loss)	0.161		0.420	0.877	0.754	(0.045)	0.949

Total from investment operations	0.130		0.547	0.975	0.873	0.108	1.065

Less dividends and distributions from:
Net investment income	—		(0.205)	(0.130)	(0.194)	(0.084)	(0.085)

Total dividends and distributions	—		(0.205)	(0.130)	(0.194)	(0.084)	(0.085)

Net asset value, end of period	$12.573		$12.443	$12.101	$11.256	$10.577	$10.553

Total return[4]	1.04%		4.52%	8.66%	8.27%	1.03%	11.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,272		$7,804	$8,752	$9,303	$10,076	$10,938
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.51%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.68%		0.67%	0.68%	0.79%	0.87%	0.86%
Ratio of net investment income (loss) to average net assets	(0.50%	)	1.02%	0.83%	1.08%	1.42%	1.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.63%	)	0.90%	0.71%	0.84%	1.06%	0.76%
Portfolio turnover	12%		37%	37%	35%	56%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–19

LVIP Managed Risk Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2020 Fund Standard Class
	Six Months Ended 6/30/15[1]		Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$12.110		$11.829	$10.788	$10.159	$10.217	$9.202

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)		0.151	0.137	0.147	0.170	0.141
Net realized and unrealized gain (loss)	0.192		0.369	1.063	0.702	(0.148)	0.962

Total from investment operations	0.176		0.520	1.200	0.849	0.022	1.103

Less dividends and distributions from:
Net investment income	—		(0.239)	(0.159)	(0.220)	(0.080)	(0.088)

Total dividends and distributions	—		(0.239)	(0.159)	(0.220)	(0.080)	(0.088)

Net asset value, end of period	$12.286		$12.110	$11.829	$10.788	$10.159	$10.217

Total return[4]	1.45%		4.39%	11.13%	8.38%	0.22%	12.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,775		$131,581	$190,689	$158,362	$75,045	$66,870
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%	0.26%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%		0.31%	0.31%	0.36%	0.41%	0.41%
Ratio of net investment income (loss) to average net assets	(0.27%	)	1.25%	1.20%	1.39%	1.64%	1.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%	)	1.24%	1.19%	1.33%	1.49%	1.26%
Portfolio turnover	11%		31%	27%	30%	51%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–20

LVIP Managed Risk Profile 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2020 Fund Service Class
	Six Months Ended 6/30/15[1]		Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$12.107		$11.827	$10.788	$10.136	$10.219	$9.205

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.032)		0.121	0.108	0.120	0.144	0.117
Net realized and unrealized gain (loss)	0.194		0.368	1.062	0.699	(0.147)	0.961

Total from investment operations	0.162		0.489	1.170	0.819	(0.003)	1.078

Less dividends and distributions from:
Net investment income	—		(0.209)	(0.131)	(0.167)	(0.080)	(0.064)

Total dividends and distributions	—		(0.209)	(0.131)	(0.167)	(0.080)	(0.064)

Net asset value, end of period	$12.269		$12.107	$11.827	$10.788	$10.136	$10.219

Total return[4]	1.34%		4.13%	10.85%	8.10%	(0.02% )	11.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,547		$27,490	$28,539	$25,404	$26,568	$24,450
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.51%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%		0.56%	0.56%	0.61%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets	(0.52%	)	1.00%	0.95%	1.14%	1.39%	1.22%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%	)	0.99%	0.94%	1.08%	1.24%	1.01%
Portfolio turnover	11%		31%	27%	30%	51%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–21

LVIP Managed Risk Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2030 Fund Standard Class
	Six Months Ended 6/30/15[1]		Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$12.174		$11.934	$10.627	$10.030	$10.154	$9.096

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.158	0.140	0.155	0.164	0.126
Net realized and unrealized gain (loss)	0.219		0.340	1.320	0.634	(0.220)	1.012

Total from investment operations	0.205		0.498	1.460	0.789	(0.056)	1.138

Less dividends and distributions from:
Net investment income	—		(0.258)	(0.153)	(0.192)	(0.068)	(0.080)

Total dividends and distributions	—		(0.258)	(0.153)	(0.192)	(0.068)	(0.080)

Net asset value, end of period	$12.379		$12.174	$11.934	$10.627	$10.030	$10.154

Total return[4]	1.68%		4.16%	13.74%	7.90%	(0.54% )	12.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,038		$146,452	$214,620	$169,078	$70,935	$61,744
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%	0.26%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%		0.31%	0.31%	0.36%	0.43%	0.43%
Ratio of net investment income (loss) to average net assets	(0.22%	)	1.30%	1.23%	1.48%	1.59%	1.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.23%	)	1.29%	1.22%	1.42%	1.42%	1.11%
Portfolio turnover	11%		26%	24%	25%	56%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–22

LVIP Managed Risk Profile 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2030 Fund Service Class
	Six Months Ended 6/30/15[1]		Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$12.172		$11.933	$10.628	$10.007	$10.156	$9.100

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)		0.128	0.111	0.128	0.138	0.102
Net realized and unrealized gain (loss)	0.219		0.338	1.319	0.634	(0.219)	1.010

Total from investment operations	0.190		0.466	1.430	0.762	(0.081)	1.112

Less dividends and distributions from:
Net investment income	—		(0.227)	(0.125)	(0.141)	(0.068)	(0.056)

Total dividends and distributions	—		(0.227)	(0.125)	(0.141)	(0.068)	(0.056)

Net asset value, end of period	$12.362		$12.172	$11.933	$10.628	$10.007	$10.156

Total return[4]	1.56%		3.90%	13.46%	7.63%	(0.79% )	12.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,519		$23,964	$23,139	$20,793	$17,447	$16,210
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.51%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%		0.56%	0.56%	0.61%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets	(0.47%	)	1.05%	0.98%	1.23%	1.34%	1.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48%	)	1.04%	0.97%	1.17%	1.17%	0.86%
Portfolio turnover	11%		26%	24%	25%	56%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–23

LVIP Managed Risk Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2040 Fund Standard Class
	Six Months Ended 6/30/15[1]		Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$11.655		$11.523	$10.009	$9.503	$9.704	$8.602

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)		0.151	0.132	0.135	0.142	0.119
Net realized and unrealized gain (loss)	0.229		0.251	1.523	0.539	(0.284)	1.055

Total from investment operations	0.216		0.402	1.655	0.674	(0.142)	1.174

Less dividends and distributions from:
Net investment income	—		(0.270)	(0.141)	(0.168)	(0.059)	(0.072)

Total dividends and distributions	—		(0.270)	(0.141)	(0.168)	(0.059)	(0.072)

Net asset value, end of period	$11.871		$11.655	$11.523	$10.009	$9.503	$9.704

Total return[4]	1.85%		3.48%	16.54%	7.12%	(1.46% )	13.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,067		$94,657	$146,675	$116,009	$52,039	$43,617
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%	0.26%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.33%		0.33%	0.33%	0.40%	0.47%	0.51%
Ratio of net investment income (loss) to average net assets	(0.22%	)	1.29%	1.22%	1.37%	1.44%	1.35%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.25%	)	1.26%	1.19%	1.27%	1.23%	1.04%
Portfolio turnover	11%		25%	25%	28%	65%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–24

LVIP Managed Risk Profile 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2040 Fund Service Class
	Six Months Ended 6/30/15[1]		Year Ended
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11[2]	12/31/10
Net asset value, beginning of period	$11.634		$11.503	$9.993	$9.465	$9.690	$8.591

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)		0.122	0.105	0.110	0.117	0.097
Net realized and unrealized gain (loss)	0.228		0.249	1.518	0.537	(0.283)	1.052

Total from investment operations	0.200		0.371	1.623	0.647	(0.166)	1.149

Less dividends and distributions from:
Net investment income	—		(0.240)	(0.113)	(0.119)	(0.059)	(0.050)

Total dividends and distributions	—		(0.240)	(0.113)	(0.119)	(0.059)	(0.050)

Net asset value, end of period	$11.834		$11.634	$11.503	$9.993	$9.465	$9.690

Total return[4]	1.72%		3.22%	16.25%	6.86%	(1.71% )	13.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,843		$22,424	$19,191	$14,957	$12,522	$11,553
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.51%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.58%		0.58%	0.58%	0.65%	0.72%	0.76%
Ratio of net investment income (loss) to average net assets	(0.47%	)	1.04%	0.97%	1.12%	1.19%	1.10%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.50%	)	1.01%	0.94%	1.02%	0.98%	0.79%
Portfolio turnover	11%		25%	25%	28%	65%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–25

LVIP Managed Risk Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2050 Fund Standard Class
	Six Months Ended 6/30/15[1]		Year Ended			5/2/11[2] to
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$9.888		$11.054	$9.401	$8.953	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)		0.138	0.138	0.157	0.128
Net realized and unrealized gain (loss)	0.234		0.196	1.651	0.379	(1.175)

Total from investment operations	0.223		0.334	1.789	0.536	(1.047)

Less dividends and distributions from:
Net investment income	—		(0.214)	(0.133)	(0.088)	—
Net realized gain	—		(1.286)	—	—	—
Return of capital	—		—	(0.003)	—	—

Total dividends and distributions	—		(1.500)	(0.136)	(0.088)	—

Net asset value, end of period	$10.111		$9.888	$11.054	$9.401	$8.953

Total return[4]	2.24%		2.94%	19.04%	6.01%	(10.47%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,669		$20,614	$37,291	$21,788	$1,603
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%		0.52%	0.55%	0.94%	4.78%
Ratio of net investment income (loss) to average net assets	(0.22%	)	1.24%	1.34%	1.70%	2.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48%	)	1.02%	1.09%	1.06%	(2.36%	)
Portfolio turnover	17%		46%	24%	30%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–26

LVIP Managed Risk Profile 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2050 Fund Service Class
	Six Months Ended 6/30/15[1]		Year Ended			5/2/11[2] to
	(unaudited)		12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$9.866		$11.032	$9.385	$8.938	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)		0.111	0.112	0.133	0.115
Net realized and unrealized gain (loss)	0.233		0.195	1.645	0.379	(1.177)

Total from investment operations	0.209		0.306	1.757	0.512	(1.062)

Less dividends and distributions from:
Net investment income	—		(0.186)	(0.107)	(0.065)	—
Net realized gain	—		(1.286)	—	—	—
Return of capital	—		—	(0.003)	—	—

Total dividends and distributions	—		(1.472)	(0.110)	(0.065)	—

Net asset value, end of period	$10.075		$9.866	$11.032	$9.385	$8.938

Total return[4]	2.13%		2.68%	18.73%	5.74%	(10.62%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,221		$3,075	$3,585	$2,212	$1,734
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.81%		0.77%	0.80%	1.19%	5.03%
Ratio of net investment income (loss) to average net assets	(0.47%	)	0.99%	1.09%	1.45%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.73%	)	0.77%	0.84%	0.81%	(2.61%	)
Portfolio turnover	17%		46%	24%	30%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–27

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Managed Risk Profile 2010 Fund, LVIP Managed Risk Profile 2020 Fund, LVIP Managed Risk Profile 2030 Fund, LVIP Managed Risk Profile 2040 Fund and LVIP Managed Risk Profile 2050 Fund (each, a Fund, and collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940 and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (LIAC) or unaffiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Funds are Managed Risk Profile Target Maturity Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2015, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not birfurcate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP Managed Risk Profile Target Maturity Funds–28

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.30% of the Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Administrative	$1,026	$3,592	$3,792	$2,594	$513
Legal	282	987	1,042	713	141

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Trading operation	$174	$623	$664	$456	$98

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. For the six months ended June 30, 2015 the Funds reimburses Lincoln Life for the cost of these services, which amounted as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Printing and mailing	$7,309	$8,996	$9,849	$10,340	$7,795

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Managed Risk Profile Target Maturity Funds–29

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2015, each Fund had receivables due from and liabilities payable to affiliates as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Expense reimbursement receivable from LIAC	$4,700	$ 1,433	$ 1,479	$ 3,221	$ 5,373
Management fees payable to LIAC	8,896	33,158	35,257	24,468	5,730
Distribution fees payable to LFD	1,523	5,556	5,084	4,746	853
Printing and mailing fees payable to Lincoln Life	6,459	6,364	6,292	6,230	6,330

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Purchases	$5,388,929	$17,450,063	$17,510,336	$12,766,898	$6,710,558
Sales	8,327,601	20,988,282	24,382,129	17,099,518	4,224,822

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Cost of investments	$32,488,541	$118,208,932	$125,110,971	$82,476,626	$22,503,084

Aggregate unrealized appreciation	$10,057,043	$ 42,324,258	$ 45,138,553	$35,836,139	$ 5,611,877
Aggregate unrealized depreciation	(19,600)	(65,225)	(392,961)	(310,195)	(53,556)

Net unrealized appreciation	$10,037,443	$ 42,259,033	$ 44,745,592	$35,525,944	$ 5,558,321

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Managed Risk Profile Target Maturity Funds–30

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Investment Companies	$42,525,984	$160,467,965	$169,856,563	$118,002,570	$28,061,405

Futures Contracts	$ 10,454	$ 104,088	$ 80,199	$ 42,780	$ 16,696

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Managed Risk Profile 2010 Fund		LVIP Managed Risk Profile 2020 Fund		LVIP Managed Risk Profile 2030 Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	303,736	922,179	1,072,790	3,058,378	1,080,993	2,873,326
Service Class	63,009	119,657	107,220	239,390	121,047	386,787
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	55,418	—	213,433	—	254,130
Service Class	—	10,141	—	38,351	—	35,872

	366,745	1,107,395	1,180,010	3,549,552	1,202,040	3,550,115

Shares redeemed:
Standard Class	(446,311)	(2,082,424)	(1,050,674)	(8,526,832)	(1,394,884)	(9,081,719)
Service Class	(111,805)	(225,824)	(213,916)	(420,246)	(106,407)	(393,031)

	(558,116)	(2,308,248)	(1,264,590)	(8,947,078)	(1,501,291)	(9,474,750)

Net decrease	(191,371)	(1,200,853)	(84,580)	(5,397,526)	(299,251)	(5,924,635)

	LVIP Managed Risk Profile 2040 Fund		LVIP Managed Risk Profile 2050 Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	585,125	1,857,893	454,440	974,337
Service Class	163,897	342,194	122,683	151,216
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	187,446	—	285,100
Service Class	—	38,711	—	40,128

	749,022	2,426,244	577,123	1,450,781

Shares redeemed:
Standard Class	(698,081)	(6,652,469)	(198,208)	(2,548,379)
Service Class	(161,128)	(121,742)	(15,462)	(204,620)

	(859,209)	(6,774,211)	(213,670)	(2,752,999)

Net increase (decrease)	(110,187)	(4,347,967)	363,453	(1,302,218)

LVIP Managed Risk Profile Target Maturity Funds–31

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Managed Risk Profile 2010 Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Unrealized appreciation on futures contracts	$10,414	Unrealized depreciation on futures contracts	$ (546)
Currency contracts (Futures contracts)	Unrealized appreciation on futures contracts	2,181	Unrealized depreciation on futures contracts	(1,595)

Total		$12,595		$(2,141)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(53,422)	$22,726
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	17,803	(4,431)

Total		$(35,619)	$18,295

LVIP Managed Risk Profile 2020 Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Unrealized appreciation on futures contracts	$118,716	Unrealized depreciation on futures contracts	$(9,674)
Currency contracts (Futures contracts)	Unrealized appreciation on futures contracts	10,902	Unrealized depreciation on futures contracts	(15,856)

Total		$129,618		$(25,530)

LVIP Managed Risk Profile Target Maturity Funds–32

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2020 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(445,802)	$240,515
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	91,111	(28,615)

Total		$(354,691)	$211,900

LVIP Managed Risk Profile 2030 Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Unrealized appreciation on futures contracts	$92,961	Unrealized depreciation on futures contracts	$(8,536)
Currency contracts (Futures contracts)	Unrealized appreciation on futures contracts	8,722	Unrealized depreciation on futures contracts	(12,948)

Total		$101,683		$(21,484)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(388,971)	$178,998
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	72,581	(22,247)

Total		$(316,390)	$156,751

LVIP Managed Risk Profile Target Maturity Funds–33

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2040 Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Unrealized appreciation on futures contracts	$49,567	Unrealized depreciation on futures contracts	$ (4,017)
Currency contracts (Futures contracts)	Unrealized appreciation on futures contracts	4,361	Unrealized depreciation on futures contracts	(7,131)

Total		$53,928		$(11,148)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(528,449)	$111,984
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	69,704	(19,698)

Total		$(458,745)	$ 92,286

LVIP Managed Risk Profile 2050 Fund

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Unrealized appreciation on futures contracts	$13,375	Unrealized depreciation on futures contracts	$(5,401)
Currency contracts (Futures contracts)	Unrealized appreciation on futures contracts	8,722	Unrealized depreciation on futures contracts	—

Total		$22,097		$(5,401)

LVIP Managed Risk Profile Target Maturity Funds–34

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2050 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(145,294)	$25,693
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	48,876	(2,938)

Total		$ (96,418)	$22,755

Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume Future Contracts (Average Notional Value)	Liability Derivative Volume Future Contracts (Average Notional Value)
LVIP Managed Risk Profile 2010 Fund	$ —	$1,329,346
LVIP Managed Risk Profile 2020 Fund	—	9,412,510
LVIP Managed Risk Profile 2030 Fund	151,076	7,693,487
LVIP Managed Risk Profile 2040 Fund	—	6,286,842
LVIP Managed Risk Profile 2050 Fund	—	1,808,436

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalents).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Managed Risk Profile Target Maturity Funds–35

LVIP MFS International Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP MFS International Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,063.40	0.79%	$4.04
Service Class Shares	1,000.00	1,062.10	1.04%	5.32
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
Service Class Shares	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets

Common Stock	98.63%
Australia	0.92%
Belgium	1.33%
Brazil	0.68%
Canada	3.91%
China	0.85%
Denmark	3.83%
France	15.15%
Germany	9.39%
Hong Kong	3.31%
India	1.06%
Ireland	4.95%
Israel	1.87%
Italy	0.98%
Japan	7.92%
Mexico	0.39%
Netherlands	0.96%
Panama	0.25%
Peru	0.40%
Republic of Korea	1.39%
Russia	0.19%
Spain	0.84%
Sweden	1.92%
Switzerland	15.04%
Taiwan	2.17%
Thailand	0.19%
United Kingdom	17.01%
United States	1.73%
Money Market Fund	0.81%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Aerospace & Defense	1.27%
Airlines	0.26%
Automobiles	0.38%
Banks	8.43%
Beverages	5.77%
Capital Markets	0.98%
Chemicals	7.61%
Commercial Services & Supplies	0.58%
Communications Equipment	1.46%
Consumer Finance	1.00%
Electrical Equipment	3.00%
Food & Staples Retailing	2.03%
Food Products	6.79%
Health Care Equipment & Supplies	1.95%
Health Care Providers & Services	1.18%
Hotels, Restaurants & Leisure	4.47%
Household Products	2.40%
Insurance	3.01%
Internet Software & Services	0.20%
IT Services	4.84%
Life Sciences Tools & Services	1.73%
Machinery	2.26%
Media	1.89%
Multiline Retail	0.43%
Oil, Gas & Consumable Fuels	2.53%
Personal Products	1.60%
Pharmaceuticals	11.70%
Professional Services	1.64%
Road & Rail	2.31%
Semiconductors & Semiconductor Equipment	2.83%
Software	3.87%
Textiles, Apparel & Luxury Goods	4.73%
Tobacco	0.95%
Trading Companies & Distributors	1.52%
Wireless Telecommunication Services	1.03%
Total	98.63%

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Nestle	3.40%
Roche Holding	3.25%
Novartis	3.04%
UBS Group	3.03%
AIA Group	3.01%
LVMH Moet Hennessy Louis Vuitton	2.93%
Danone	2.84%
Bayer	2.76%
Accenture Class A	2.61%
Canadian National Railway	2.31%
Total	29.18%

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.63%
Australia–0.92%
Brambles	746,387	$6,102,296
Oil Search	648,526	3,566,484

		9,668,780

Belgium–1.33%
KBC Groep	209,530	13,996,632

		13,996,632

Brazil–0.68%
Ambev ADR	666,988	4,068,627
Lojas Renner	61,435	2,244,057
M Dias Branco	30,276	797,203

		7,109,887

Canada–3.91%
Canadian National Railway	419,906	24,249,571
Dollarama	38,272	2,319,237
Loblaw	162,974	8,229,587
Suncor Energy	228,512	6,292,678

		41,091,073

☐China–0.85%
Guangzhou Automobile Group	4,261,600	3,947,453
Want Want China Holdings	4,675,000	4,945,558

		8,893,011

Denmark–3.83%
Carlsberg Class B	170,675	15,489,253
Chr Hansen Holding	136,353	6,650,621
Novo Nordisk Class B	330,893	18,022,645

		40,162,519

France–15.15%
Air Liquide	96,778	12,236,064
Danone	460,721	29,774,995
Dassault Systemes	151,225	10,991,703
Essilor International	70,562	8,414,247
Kering	28,361	5,061,848
Legrand	83,789	4,702,549
L’Oreal	94,414	16,835,149
LVMH Moet Hennessy Louis Vuitton	175,491	30,734,760
Pernod Ricard	205,902	23,772,831
Schneider Electric	239,741	16,546,418

		159,070,564

Germany–9.39%
Bayer	206,957	28,957,257
Brenntag	278,903	15,985,650
Fresenius Medical Care	150,469	12,415,781
Linde	100,563	19,041,107
SAP	144,780	10,100,514
Symrise	195,388	12,122,151

		98,622,460

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong–3.01%
AIA Group	4,826,600	$31,600,737

		31,600,737

India–1.06%
HDFC Bank ADR	184,419	11,162,882

		11,162,882

Ireland–3.35%
Accenture Class A	283,402	27,427,646
Paddy Power	90,511	7,767,963

		35,195,609

Israel–1.87%
NICE-Systems ADR	308,044	19,588,518

		19,588,518

Italy–0.98%
Prysmian	475,619	10,272,439

		10,272,439

Japan–7.92%
AEON Financial Service	377,700	10,496,812
Inpex	854,500	9,719,117
Japan Tobacco	279,900	9,976,328
Nippon Paint Holdings	193,500	5,464,627
Obic	325,500	14,526,974
SoftBank Group	182,800	10,771,663
Sundrug	166,600	9,927,366
Terumo	249,100	5,980,110
Unicharm	264,400	6,287,983

		83,150,980

Mexico–0.39%
Grupo Financiero Banorte Class O	736,851	4,051,630

		4,051,630

Netherlands–0.96%
Akzo Nobel	138,428	10,069,274

		10,069,274

Panama–0.26%
Copa Holdings Class A	32,464	2,681,202

		2,681,202

Peru–0.40%
Credicorp	30,396	4,222,612

		4,222,612

Republic of Korea–1.39%
LG Chem	22,358	5,561,592
NAVER	3,783	2,142,232
Samsung Electronics	6,073	6,878,021

		14,581,845

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia–0.19%
Sberbank of Russia ADR	379,507	$1,981,026

		1,981,026

Singapore–0.30%
Dairy Farm International Holdings	360,900	3,125,394

		3,125,394

Spain–0.84%
Amadeus IT Holding	222,032	8,847,345

		8,847,345

Sweden–1.92%
Atlas Copco Class A	173,614	4,857,126
Telefonaktiebolaget LM Ericsson Class B	1,475,338	15,282,393

		20,139,519

Switzerland–15.04%
Julius Baer Group	184,304	10,339,870
Nestle	494,890	35,731,174
Novartis	324,099	31,945,366
Roche Holding	121,910	34,164,531
Schindler Holding	47,583	7,782,052
Sonova Holding	45,123	6,100,703
UBS Group	1,499,714	31,810,171

		157,873,867

Taiwan–2.17%
MediaTek	568,000	7,757,403
Taiwan Semiconductor Manufacturing ADR	663,238	15,062,135

		22,819,538

Thailand–0.19%
Kasikornbank NVDR	356,700	1,994,565

		1,994,565

United Kingdom–18.60%
BG Group	416,810	6,938,138
Burberry Group	560,979	13,846,073
Compass Group	1,381,666	22,857,844
Croda International	203,016	8,777,736
Diageo	596,446	17,251,575
Experian	383,533	6,983,771
HSBC Holdings	2,147,592	19,235,640
Intertek Group	264,956	10,198,673
Reckitt Benckiser Group	219,570	18,931,757
†Rolls-Royce Holdings	972,077	13,286,902
Shire	122,012	9,766,761
Weir Group	415,755	11,084,680
Whitbread	209,337	16,266,867
WPP	887,623	19,886,204

		195,312,621

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–1.73%
†Mettler-Toledo International	53,206	$18,167,721

		18,167,721

Total Common Stock (Cost $930,587,602)		1,035,454,250

MONEY MARKET FUND–0.81%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,512,518	8,512,518

Total Money Market Fund (Cost $8,512,518)		8,512,518

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.44% (Cost $939,100,120)	$1,043,966,768
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	5,925,595

NET ASSETS APPLICABLE TO 72,096,566 SHARES OUTSTANDING–100.00%	$1,049,892,363

NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($887,000,889 / 60,911,065 Shares)	$14.562

NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($162,891,474 / 11,185,501 Shares)	$14.563

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$991,424,329
Undistributed net investment income	14,759,337
Accumulated net realized loss on investments	(61,099,876)
Net unrealized appreciation of investments and derivatives	104,808,573

Total net assets	$1,049,892,363

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $177,090 payable for fund shares redeemed as of June 30, 2015.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:

ADR–American Depositary Receipt

NVDR–Non-Voting Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$16,569,868
Interest	3,689
Foreign tax withheld	(1,368,548)

15,205,009

EXPENSES:
Management fees	4,220,055
Distribution fees-Service Class	205,007
Accounting and administration expenses	121,550
Custodian fees	97,885
Reports and statements to shareholders	39,269
Professional fees	25,223
Trustees’ fees and expenses	11,231
Pricing fees	11,078
Consulting fees	1,188
Other	4,753

4,737,239
Less management fees waived	(510,461)

Total operating expenses	4,226,778

NET INVESTMENT INCOME	10,978,231

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,437,774
Foreign currencies	(137,400)
Foreign currency exchange contracts	(345,064)

Net realized gain	955,310

Net change in unrealized appreciation (depreciation) of:
Investments	47,565,308
Foreign currencies	66,032
Foreign currency exchange contracts	(1,659)

Net change in unrealized appreciation (depreciation)	47,629,681

NET REALIZED AND UNREALIZED GAIN	48,584,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,563,222

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,978,231	$13,650,621
Net realized gain (loss)	955,310	(4,997,482)
Net change in unrealized appreciation (depreciation)	47,629,681	(56,329,009)

Net increase (decrease) in net assets resulting from operations	59,563,222	(47,675,870)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(8,564,391)
Service Class	—	(1,302,311)

	—	(9,866,702)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	92,866,181	256,146,834
Service Class	10,927,447	28,769,190
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,564,391
Service Class	—	1,302,311

	103,793,628	294,782,726

Cost of shares redeemed:
Standard Class	(48,585,798)	(32,377,321)
Service Class	(15,783,713)	(22,160,493)

	(64,369,511)	(54,537,814)

Increase in net assets derived from capital share transactions	39,424,117	240,244,912

NET INCREASE IN NET ASSETS	98,987,339	182,702,340
NET ASSETS:
Beginning of period	950,905,024	768,202,684

End of period	$1,049,892,363	$950,905,024

Undistributed net investment income	$14,759,337	$3,781,106

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended 12/31/12
		12/31/14	12/31/13		12/31/11	12/31/10[2]

Net asset value, beginning of period	$13.694	$14.580	$12.935	$10.913	$12.500	$11.135

Income (loss) from investment operations:
Net investment income[3]	0.158	0.233	0.133	0.155	0.157	0.102
Net realized and unrealized gain (loss)	0.710	(0.968)	1.625	1.960	(1.392)	1.351

Total from investment operations	0.868	(0.735)	1.758	2.115	(1.235)	1.453

Less dividends and distributions from:
Net investment income	—	(0.151)	(0.113)	(0.093)	(0.352)	(0.088)

Total dividends and distributions	—	(0.151)	(0.113)	(0.093)	(0.352)	(0.088)

Net asset value, end of period	$14.562	$13.694	$14.580	$12.935	$10.913	$12.500

Total return[4]	6.34%	(5.05% )	13.61%	19.40%	(9.87% )	13.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$887,001	$793,036	$608,707	$163,120	$70,248	$217,264
Ratio of expenses to average net assets	0.79%	0.79%	0.86%	1.01%	1.00%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.89%	0.95%	1.06%	1.05%	1.05%
Ratio of net investment income to average net assets	2.19%	1.62%	0.96%	1.29%	1.27%	0.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.09%	1.52%	0.87%	1.24%	1.22%	0.91%
Portfolio turnover	19%	22%	29%	36%	69%	207%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended 12/31/12
		12/31/14	12/31/13		12/31/11	12/31/10[2]

Net asset value, beginning of period	$13.711	$14.597	$12.952	$10.928	$12.516	$11.152

Income (loss) from investment operations:
Net investment income[3]	0.140	0.197	0.097	0.125	0.123	0.075
Net realized and unrealized gain (loss)	0.712	(0.968)	1.626	1.962	(1.389)	1.350

Total from investment operations	0.852	(0.771)	1.723	2.087	(1.266)	1.425

Less dividends and distributions from:
Net investment income	—	(0.115)	(0.078)	(0.063)	(0.322)	(0.061)

Total dividends and distributions	—	(0.115)	(0.078)	(0.063)	(0.322)	(0.061)

Net asset value, end of period	$14.563	$13.711	$14.597	$12.952	$10.928	$12.516

Total return[4]	6.21%	(5.29% )	13.32%	19.11%	(10.10% )	12.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$162,891	$157,869	$159,496	$137,989	$117,407	$100,331
Ratio of expenses to average net assets	1.04%	1.04%	1.11%	1.26%	1.25%	1.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.20%	1.31%	1.30%	1.30%
Ratio of net investment income to average net assets	1.94%	1.37%	0.71%	1.04%	1.02%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.84%	1.27%	0.62%	0.99%	0.97%	0.66%
Portfolio turnover	19%	22%	29%	36%	69%	207%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commissions rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of the average daily net assets of the Fund, and 0.95% of the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% of average daily net assets of the Fund in excess of $250 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Massachusetts Financial Services Company (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$22,209
Legal	6,100

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $27,967 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$639,395
Distribution fees payable to LFD	34,292
Printing and mailing fees payble to Lincoln Life	4,000

LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$240,356,117
Sales	193,382,416

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$939,100,120

Aggregate unrealized appreciation	$182,717,631
Aggregate unrealized depreciation	(77,850,983)

Net unrealized appreciation	$104,866,648

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of June 30, 2015, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In		Post-Enactment Losses (No Expiration)*
2016	2017	Short-Term	Long-Term	Total
$17,856,965	$24,423,915	$3,078,343	$9,506,755	$54,865,978

*Capital loss carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other   observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$1,035,454,250
Money Market Fund	8,512,518

Total	$1,043,966,768

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	6,333,979	17,780,172
Service Class	748,503	2,014,907
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	621,759
Service Class	—	94,354

	7,082,482	20,511,192

Shares redeemed:
Standard Class	(3,334,324)	(2,241,048)
Service Class	(1,076,682)	(1,522,498)

	(4,411,006)	(3,763,546)

Net increase	2,671,476	16,747,646

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

No foreign currency exchange contracts were outstanding at June 30, 2015.

LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(345,064)	$(1,659)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$1,800,572	$1,732,035

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalents).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Growth Fund–14

LVIP MFS International Growth Managed Volatility Fund (formerly LVIP MFS International Growth RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP MFS International Growth

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,057.90	0.20%	$1.02
Service Class Shares	1,000.00	1,056.50	0.45%	2.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Growth Managed Volatility Fund–1

LVIP MFS International Growth Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.59%
International Equity Fund	92.59%
Unaffiliated Investment Company	7.02%
Money Market Fund	7.02%
Total Value of Securities	99.61%
Receivables and Other Assets Net of Liabilities	0.39%
Total Net Assets	100.00%

LVIP MFS International Growth Managed Volatility Fund–2

LVIP MFS International Growth Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–92.59%
International Equity Fund–92.59%
*Lincoln Variable Insurance Products Trust–LVIP MFS International Growth Fund	9,468,960	$137,886,999

Total Affiliated Investment Company (Cost $136,049,120)		137,886,999

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–7.02%
Money Market Fund–7.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,447,212	$10,447,212

Total Unaffiliated Investment Company (Cost $10,447,212)		10,447,212

TOTAL VALUE OF SECURITIES–99.61% (Cost $146,496,332)	148,334,211
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	585,586

NET ASSETS APPLICABLE TO 15,008,626 SHARES OUTSTANDING–100.00%	$148,919,797

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(55) British Pound Currency	$(5,381,193)	$(5,405,469)	9/15/15	$(24,276)
(63) Euro Currency	(8,810,487)	(8,785,350)	9/15/15	25,137
(229) Euro STOXX 50 Index	(8,831,308)	(8,768,983)	9/21/15	62,325
(52) FTSE 100 Index	(5,358,807)	(5,305,416)	9/21/15	53,391
(63) Japanese Yen Currency	(6,427,953)	(6,443,719)	9/15/15	(15,766)
(11) Nikkei 225 Index (OSE)	(1,824,288)	(1,818,947)	9/11/15	5,341

	$(36,634,036)			$106,152

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Managed Volatility Fund–3

LVIP MFS International Growth Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$137,886,999
Investments in unaffiliated investment company, at value	10,447,212
Foreign currencies collateral, at value	703,275
Receivable for fund shares sold	582,215
Net unrealized appreciation from open futures contracts	146,194
Expense reimbursement receivable from LIAC	12,933
Prepaid printing and mailing fees to Lincoln Life	466
Dividends receivable from investment companies	81

TOTAL ASSETS	149,779,375

LIABILITIES:
Payable for investment companies shares purchased	499,605
Cash due to custodian	234,770
Due to manager and affiliates	54,142
Net unrealized depreciation from open futures contracts	40,042
Accrued expenses payable	23,755
Payable for fund shares redeemed	7,264

TOTAL LIABILITIES	859,578

TOTAL NET ASSETS	$148,919,797

Investments in affiliated investment company, at cost	$136,049,120
Investments in unaffiliated investment company, at cost	10,447,212
Foreign currencies collateral, at cost	703,275

Standard Class:
Net Assets	$10,017
Shares Outstanding	1,008.50
Net Asset Value Per Share	$9.933

Service Class:
Net Assets	$148,909,780
Shares Outstanding	15,007,618
Net Asset Value Per Share	$9.922

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$149,722,261
Accumulated net investment loss	(288,084)
Accumulated net realized loss on investments	(2,458,411)
Net unrealized appreciation of investments and derivatives	1,944,031

TOTAL NET ASSETS	$148,919,797

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Managed Volatility Fund–4

LVIP MFS International Growth Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment company	$386

EXPENSES:
Management fees	510,200
Distribution fees-Service Class	150,046
Accounting and administration expenses	39,696
Professional fees	9,536
Reports and statements to shareholders	5,424
Consulting fees	1,832
Trustees’ fees and expenses	1,178
Custodian fees	669
Pricing fees	175
Other	283

719,039
Less management fees waived	(390,153)
Less expenses reimbursed	(58,793)

Total operating expenses	270,093

NET INVESTMENT LOSS	(269,707)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment company	(103,561)
Foreign currencies	(32,503)
Futures contracts	(117,370)

Net realized loss	(253,434)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment company	5,300,141
Futures contracts	181,892

Net change in unrealized appreciation (depreciation)	5,482,033

NET REALIZED AND UNREALIZED GAIN	5,228,599

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,958,892

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(269,707)	$616,735
Net realized loss	(253,434)	(1,932,903)
Net change in unrealized appreciation (depreciation)	5,482,033	(4,870,069)

Net increase (decrease) in net assets resulting from operations	4,958,892	(6,186,237)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(80)
Service Class	—	(550,545)

	—	(550,625)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	56,582,866	72,442,710
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	80
Service Class	—	550,545

	56,582,866	72,993,335

Cost of shares redeemed:
Standard Class	—	(498,527)
Service Class	(7,138,659)	(13,689,641)

	(7,138,659)	(14,188,168)

Increase in net assets derived from capital share transactions	49,444,207	58,805,167

NET INCREASE IN NET ASSETS	54,403,099	52,068,305
NET ASSETS:
Beginning of period	94,516,698	42,448,393

End of period	$148,919,797	$94,516,698

Accumulated (distributions in excess of) net investment income (loss)	$(288,084)	$(18,377)

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Managed Volatility Fund–5

LVIP MFS International Growth Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP MFS International Growth Managed Volatility Fund Standard Class

	Six Months Ended 6/30/15[1] (unaudited)		Year Ended 12/31/14	5/1/13[2] to 12/31/13
Net asset value, beginning of period	$9.389		$10.195	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.010)		0.111	0.132
Net realized and unrealized gain (loss)	0.554		(0.837)	0.128

Total from investment operations	0.544		(0.726)	0.260

Less dividends and distributions from:
Net investment income	—		(0.080)	(0.063)
Return of capital	—		—	(0.002)

Total dividends and distributions	—		(0.080)	(0.065)

Net asset value, end of period	$9.933		$9.389	$10.195

Total return[4]	5.79%		(7.12% )	2.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10		$10	$513
Ratio of expenses to average net assets[5]	0.20%		0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.95%		0.97%	1.32%
Ratio of net investment income (loss) to average net assets	(0.20%	)	1.10%	1.99%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.95%	)	0.33%	0.87%
Portfolio turnover	1%		10%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Managed Volatility Fund–6

LVIP MFS International Growth Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP MFS International Growth Managed Volatility Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)		Year Ended 12/31/14	5/1/13[2] to 12/31/13
Net asset value, beginning of period	$9.391		$10.195	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)		0.084	0.116
Net realized and unrealized gain (loss)	0.553		(0.833)	0.127

Total from investment operations	0.531		(0.749)	0.243

Less dividends and distributions from:
Net investment income	—		(0.055)	(0.046)
Return of capital	—		—	(0.002)

Total dividends and distributions	—		(0.055)	(0.048)

Net asset value, end of period	$9.922		$9.391	$10.195

Total return[4]	5.65%		(7.35% )	2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,910		$94,507	$41,935
Ratio of expenses to average net assets[5]	0.45%		0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.20%		1.22%	1.57%
Ratio of net investment income (loss) to average net assets	(0.45%	)	0.85%	1.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.20%	)	0.08%	0.62%
Portfolio turnover	1%		10%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Managed Volatility Fund–7

LVIP MFS International Growth Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP MFS International Growth Managed Volatility Fund (formerly LVIP MFS International Growth RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP MFS International Growth Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The LVIP MFS International Growth Fund, which is advised by an unaffiliated adviser, invests primarily in foreign equity securities, including emerging markets equity securities and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2013–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP MFS International Growth Managed Volatility Fund–8

LVIP MFS International Growth Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.85% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$2,480
Legal	681

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $3,502 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,017 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from, liabilities payable, and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$12,933
Management fees payable to LIAC	24,064
Distribution fees payable to LFD	30,078
Prepaid printing and mailing fees to Lincoln Life	466

Certain officers and trustees of the Fund are also officers or directors of the Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP MFS International Growth Managed Volatility Fund–9

LVIP MFS International Growth Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2015, Lincoln Life directly owned 100.00% of the Fund’s Standard Class shares.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$45,939,981
Sales	1,681,487

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$146,496,332

Aggregate unrealized appreciation	$1,837,879
Aggregate unrealized depreciation	—

Net unrealized appreciation	$1,837,879

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$471,774	$823,989	$1,295,763

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other   observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$148,334,211

Futures Contracts	$106,152

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Growth Managed Volatility Fund–10

LVIP MFS International Growth Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Service Class	5,664,299	7,278,595
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8
Service Class	—	58,321

	5,664,299	7,336,924

Shares redeemed:
Standard Class	—	(49,321)
Service Class	(720,610)	(1,386,459)

	(720,610)	(1,435,780)

Net increase	4,943,689	5,901,144

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized appreciation from open futures contracts	$25,137	Net unrealized depreciation from open futures contracts	$(40,042)
Equity contracts (Futures contracts)	Net unrealized appreciation from open futures contracts	121,057	Net unrealized depreciation from open futures contracts	—

Total		$146,194		$(40,042)

LVIP MFS International Growth Managed Volatility Fund–11

LVIP MFS International Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$93,659	$(127,823)
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(211,029)	309,715

Total		$(117,370)	$181,892

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$11,173,112	$4,326,810

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Growth Managed Volatility Fund–12

LVIP MFS Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP MFS Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,012.70	0.66%	$3.29
Service Class Shares	1,000.00	1,011.40	0.91%	4.54

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.52	0.66%	$3.31
Service Class Shares	1,000.00	1,020.28	0.91%	4.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.14%
Aerospace & Defense	6.91%
Air Freight & Logistics	1.32%
Auto Components	1.81%
Banks	11.23%
Beverages	1.33%
Capital Markets	6.43%
Chemicals	2.15%
Commercial Services & Supplies	1.25%
Consumer Finance	0.80%
Containers & Packaging	0.52%
Diversified Financial Services	1.05%
Diversified Telecommunication Services	1.93%
Electric Utilities	0.72%
Electrical Equipment	0.83%
Energy Equipment & Services	0.74%
Food & Staples Retailing	2.00%
Food Products	4.22%
Health Care Equipment & Supplies	3.98%
Health Care Providers & Services	1.10%
Hotels, Restaurants & Leisure	0.70%
Household Durables	0.21%
Household Products	0.47%
Industrial Conglomerates	3.27%
Insurance	7.61%
IT Services	5.39%
Leisure Products	0.61%
Life Sciences Tools & Services	1.11%
Machinery	2.03%
Media	4.46%
Multiline Retail	1.78%
Oil, Gas & Consumable Fuels	4.44%
Pharmaceuticals	8.03%
Professional Services	0.24%
Road & Rail	0.84%
Semiconductors & Semiconductor Equipment	1.31%
Software	0.92%
Specialty Retail	0.56%
Tobacco	4.26%
Wireless Telecommunication Services	0.58%
Convertible Preferred Stock	0.08%
Money Market Fund	0.75%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase	4.73%
Wells Fargo	3.38%
Johnson & Johnson	3.25%
Philip Morris International	3.06%
Pfizer	2.84%
Accenture Class A	2.60%
Honeywell International	2.18%
Goldman Sachs Group	2.08%
CVS Health	2.00%
United Technologies	1.98%
Total	28.10%

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.14%
Aerospace & Defense–6.91%
Honeywell International	225,503	$22,994,541
Lockheed Martin	106,935	19,879,217
Northrop Grumman	57,445	9,112,500
United Technologies	188,887	20,953,235

		72,939,493

Air Freight & Logistics–1.32%
United Parcel Service Class B	143,926	13,947,869

		13,947,869

Auto Components–1.81%
Delphi Automotive	104,041	8,852,849
Johnson Controls	207,961	10,300,308

		19,153,157

Banks–11.23%
Citigroup	69,968	3,865,032
JPMorgan Chase	737,880	49,998,560
PNC Financial Services Group	95,470	9,131,705
U.S. Bancorp	458,224	19,886,922
Wells Fargo	634,812	35,701,827

		118,584,046

Beverages–1.33%
Diageo	487,031	14,086,860

		14,086,860

Capital Markets–6.43%
Bank of New York Mellon	321,278	13,484,038
BlackRock	28,840	9,978,063
Franklin Resources	258,092	12,654,251
Goldman Sachs Group	105,180	21,960,532
State Street	127,654	9,829,358

		67,906,242

Chemicals–2.15%
duPont (E.I.) deNemours	50,198	3,210,162
Monsanto	8,437	899,300
PPG Industries	161,862	18,568,809

		22,678,271

Commercial Services & Supplies–1.25%
Tyco International	342,378	13,174,705

		13,174,705

Consumer Finance–0.80%
American Express	108,119	8,403,009

		8,403,009

Containers & Packaging–0.52%
†Crown Holdings	102,919	5,445,444

		5,445,444

Diversified Financial Services–1.05%
McGraw-Hill Financial	30,925	3,106,416

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
NASDAQ OMX Group	163,860	$7,998,007

		11,104,423

Diversified Telecommunication Services–1.93%
AT&T	85,591	3,040,192
Verizon Communications	371,092	17,296,598

		20,336,790

Electric Utilities–0.72%
Duke Energy	107,735	7,608,246

		7,608,246

Electrical Equipment–0.83%
Eaton	130,567	8,811,967

		8,811,967

Energy Equipment & Services–0.74%
Baker Hughes	15,755	972,083
Schlumberger	79,461	6,848,744

		7,820,827

Food & Staples Retailing–2.00%
CVS Health	200,939	21,074,482

		21,074,482

Food Products–4.22%
Archer-Daniels-Midland	45,077	2,173,613
Danone	112,312	7,258,383
General Mills	287,530	16,021,172
Kellogg	45,903	2,878,118
Nestle	224,793	16,230,107

		44,561,393

Health Care Equipment & Supplies–3.98%
Abbott Laboratories	284,583	13,967,334
Medtronic	270,317	20,030,490
St. Jude Medical	109,552	8,004,965

		42,002,789

Health Care Providers & Services–1.10%
†Express Scripts Holding	130,835	11,636,465

		11,636,465

Hotels, Restaurants & Leisure–0.70%
McDonald’s	77,949	7,410,611

		7,410,611

Household Durables–0.21%
Newell Rubbermaid	55,057	2,263,393

		2,263,393

Household Products–0.47%
Procter & Gamble	63,043	4,932,484

		4,932,484

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–3.27%
3M	133,115	$20,539,645
Danaher	164,066	14,042,409

		34,582,054

Insurance–7.61%
ACE	101,640	10,334,755
Aon	129,513	12,909,856
Chubb	78,406	7,459,547
MetLife	366,684	20,530,637
Prudential Financial	118,452	10,366,919
Travelers	194,788	18,828,208

		80,429,922

IT Services–5.39%
Accenture Class A	283,697	27,456,196
Fidelity National Information Services .	102,454	6,331,657
†Fiserv	102,464	8,487,093
International Business Machines	90,266	14,682,668

		56,957,614

Leisure Products–0.61%
Hasbro	86,018	6,433,286

		6,433,286

Life Sciences Tools & Services–1.11%
Thermo Fisher Scientific	90,622	11,759,111

		11,759,111

Machinery–2.03%
Deere	34,711	3,368,702
Illinois Tool Works	77,187	7,084,995
Pentair	82,768	5,690,300
Stanley Black & Decker	50,503	5,314,936

		21,458,933

Media–4.46%
Comcast Class A Special	214,368	12,849,218
Disney (Walt)	64,412	7,351,986
Omnicom Group	161,699	11,236,463
Time	11,315	260,358
Time Warner	105,821	9,249,814
Viacom Class B	94,860	6,131,750

		47,079,589

Multiline Retail–1.78%
Kohl’s	27,899	1,746,756
Target	209,574	17,107,526

		18,854,282

Oil, Gas & Consumable Fuels–4.44%
Chevron	137,791	13,292,698
EOG Resources	54,272	4,751,514
Exxon Mobil	217,287	18,078,278

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum	139,126	$10,819,829

		46,942,319

Pharmaceuticals–8.03%
Johnson & Johnson	352,449	34,349,679
Merck	247,341	14,081,123
Novartis	35,691	3,517,944
Pfizer	893,524	29,959,860
Roche Holding	10,240	2,869,697

		84,778,303

Professional Services–0.24%
Equifax	26,545	2,577,254

		2,577,254

Road & Rail–0.84%
Canadian National Railway	92,444	5,338,641
Union Pacific	36,596	3,490,160

		8,828,801

Semiconductors & Semiconductor Equipment–1.31%
NVIDIA	51,537	1,036,409
Texas Instruments	247,718	12,759,954

		13,796,363

Software–0.92%
Oracle	241,134	9,717,700

		9,717,700

Specialty Retail–0.56%
Advance Auto Parts	21,463	3,418,841
†Bed Bath & Beyond	36,915	2,546,397

		5,965,238

Tobacco–4.26%
Altria Group	113,177	5,535,487
Imperial Tobacco Group	48,249	2,324,909
Philip Morris International	403,353	32,336,810
Reynolds American	64,163	4,790,441

		44,987,647

Wireless Telecommunication Services–0.58%
Vodafone Group	1,706,083	6,160,961

		6,160,961

Total Common Stock (Cost $663,012,080)		1,047,192,343

CONVERTIBLE PREFERRED STOCK–0.08%
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	815,379

Total Convertible Preferred Stock (Cost $715,786)		815,379

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	7,969,788	$7,969,788

Total Money Market Fund (Cost $7,969,788)		7,969,788

TOTAL VALUE OF SECURITIES–99.97% (Cost $671,697,654)	$1,055,977,510
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	290,653

NET ASSETS APPLICABLE TO 28,021,593 SHARES OUTSTANDING–100.00%	$1,056,268,163

NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($172,532,959 / 4,571,697 Shares)	$37.739

NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($883,735,204 / 23,449,896 Shares)	$37.686

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:

Shares of beneficial interest (unlimited authorization–no par)	$632,543,661
Undistributed net investment income	8,545,750
Accumulated net realized gain on investments.	30,905,276
Net unrealized appreciation of investments and derivatives.	384,273,476

Total net assets	$1,056,268,163

†	Non-income producing for the period.

«	Includes $893,071 payable for securities purchased and $668,341 payable for fund shares redeemed as of June 30, 2015.

The following foreign currency exchange contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CHF	(137,133)	USD	146,290	7/1/15	$(398)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

BNYM–Bank of New York Mellon

CHF–Swiss Franc

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$13,280,644
Interest	5,009
Foreign tax withheld	(143,679)

13,141,974

EXPENSES:
Management fees	3,243,089
Distribution fees-Service Class	1,112,646
Accounting and administration expenses	126,526
Reports and statements to shareholders	52,232
Professional fees	23,694
Trustees’ fees and expenses	12,198
Custodian fees	8,600
Pricing fees	1,476
Consulting fees	1,233
Other	5,319

Total operating expenses	4,587,013

NET INVESTMENT INCOME	8,554,961

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	30,386,251
Foreign currencies	(9,783)
Foreign currency exchange contracts	(41,720)

Net realized gain	30,334,748

Net change in unrealized appreciation (depreciation) of:
Investments	(26,621,208)
Foreign currencies	30,947
Foreign currency exchange contracts	(398)

Net change in unrealized appreciation (depreciation)	(26,590,659)

NET REALIZED AND UNREALIZED GAIN	3,744,089

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,299,050

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,554,961	$21,097,332
Net realized gain	30,334,748	45,639,394
Net change in unrealized appreciation (depreciation)	(26,590,659)	34,318,395

Net increase in net assets resulting from operations	12,299,050	101,055,121

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,750,347)
Service Class	—	(19,026,127)

	—	(22,776,474)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,375,935	36,859,204
Service Class	30,249,114	64,718,792
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,750,347
Service Class	—	19,026,127

	51,625,049	124,354,470

Cost of shares redeemed:
Standard Class	(12,866,091)	(27,760,306)
Service Class	(56,418,785)	(119,404,176)

	(69,284,876)	(147,164,482)

Decrease in net assets derived from capital share transactions	(17,659,827)	(22,810,012)

NET INCREASE (DECREASE) IN NET ASSETS	(5,360,777)	55,468,635
NET ASSETS:
Beginning of period	1,061,628,940	1,006,160,305

End of period	$1,056,268,163	$1,061,628,940

Undistributed (distributions in excess of) net investment income	$8,545,750	$(9,211)

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–6

LVIP MFS Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended
		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$37.268	$34.526	$25.797	$22.445	$22.794	$20.676

Income (loss) from investment operations:
Net investment income[2]	0.342	0.815	0.548	0.517	0.439	0.359
Net realized and unrealized gain (loss)	0.129	2.815	8.718	3.143	(0.462)	2.028

Total from investment operations	0.471	3.630	9.266	3.660	(0.023)	2.387

Less dividends and distributions from:
Net investment income	—	(0.888)	(0.537)	(0.308)	(0.326)	(0.269)

Total dividends and distributions	—	(0.888)	(0.537)	(0.308)	(0.326)	(0.269)

Net asset value, end of period	$37.739	$37.268	$34.526	$25.797	$22.445	$22.794

Total return[3]	1.27%	10.51%	35.96%	16.33%	(0.10% )	11.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,533	$161,935	$137,795	$91,949	$78,689	$263,413
Ratio of expenses to average net assets	0.66%	0.66%	0.68%	0.69%	0.70%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.69%	0.69%	0.70%	0.71%
Ratio of net investment income to average net assets	1.83%	2.28%	1.78%	2.09%	1.88%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.83%	2.28%	1.77%	2.09%	1.88%	1.71%
Portfolio turnover	7%	11%	16%	21%	37%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–7

LVIP MFS Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended
		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$37.262	$34.526	$25.804	$22.453	$22.801	$20.684

Income (loss) from investment operations:
Net investment income[2]	0.295	0.724	0.469	0.455	0.373	0.307
Net realized and unrealized gain (loss)	0.129	2.811	8.714	3.142	(0.453)	2.026

Total from investment operations	0.424	3.535	9.183	3.597	(0.080)	2.333

Less dividends and distributions from:
Net investment income	—	(0.799)	(0.461)	(0.246)	(0.268)	(0.216)

Total dividends and distributions	—	(0.799)	(0.461)	(0.246)	(0.268)	(0.216)

Net asset value, end of period	$37.686	$37.262	$34.526	$25.804	$22.453	$22.801

Total return[3]	1.14%	10.23%	35.62%	16.04%	(0.35% )	11.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$883,735	$899,694	$868,365	$687,473	$564,366	$419,548
Ratio of expenses to average net assets	0.91%	0.91%	0.93%	0.94%	0.95%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.94%	0.94%	0.95%	0.96%
Ratio of net investment income to average net assets	1.58%	2.03%	1.53%	1.84%	1.63%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.58%	2.03%	1.52%	1.84%	1.63%	1.46%
Portfolio turnover	7%	11%	16%	21%	37%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–8

LVIP MFS Value Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP MFS Value Fund–9

LVIP MFS Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $12,655 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the average daily net assets of the Fund in excess of $1.5 billion.

Massachusetts Financial Services Company (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$23,492
Legal	6,453

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $45,954 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$542,771
Distribution fees payable to LFD	185,519
Prepaid printing and mailing fees to Lincoln Life	1,106

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP MFS Value Fund–10

LVIP MFS Value Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$71,087,591
Sales	79,371,220

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$671,697,654

Aggregate unrealized appreciation	$388,579,485
Aggregate unrealized depreciation	(4,299,629)

Net unrealized appreciation	$384,279,856

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$1,047,192,343	$—	$1,047,192,343
Convertible Preferred Stock	815,379	—	815,379
Money Market Fund	7,969,788	—	7,969,788

Total	$1,055,977,510	$—	$1,055,977,510

Foreign Currency Exchange Contracts	$—	$(398)	$(398)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS Value Fund–11

LVIP MFS Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	566,893	1,036,075
Service Class	801,410	1,831,828
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	100,241
Service Class	—	508,630

	1,368,303	3,476,774

Shares redeemed:
Standard Class	(340,337)	(782,272)
Service Class	(1,496,815)	(3,346,413)

	(1,837,152)	(4,128,685)

Net decrease	(468,849)	(651,911)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(398)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(41,720)	$(398)

LVIP MFS Value Fund–12

LVIP MFS Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$10,670

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS Value Fund–13

LVIP Mondrian International Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Mondrian International Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,053.50	0.72%	$3.67
Service Class Shares	1,000.00	1,052.20	0.97%	4.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets

Common Stock	98.58%
Australia	1.36%
Denmark	0.14%
France	7.78%
Germany	8.45%
Hong Kong	1.61%
Israel	1.85%
Italy	2.41%
Japan	17.95%
Netherlands	5.25%
Norway	0.36%
Singapore	5.81%
Spain	6.59%
Sweden	3.69%
Switzerland	13.22%
Taiwan	1.03%
United Kingdom	21.08%
Money Market Fund	1.06%
Total Value of Securities	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets

Automobiles	4.28%
Banks	3.78%
Beverages	1.97%
Building Products	2.09%
Chemicals	2.89%
Commercial Services & Supplies	1.93%
Communications Equipment	1.25%
Diversified Telecommunication Services	10.12%
Electric Utilities	3.13%
Electrical Equipment	2.90%
Electronic Equipment, Instruments & Components	1.08%
Energy Equipment & Services	1.76%
Food & Staples Retailing	5.51%
Food Products	5.65%
Industrial Conglomerates	1.94%
Insurance	6.36%
Machinery	0.63%
Media	1.97%
Multi-Utilities	4.91%
Oil, Gas & Consumable Fuels	9.84%

Sector	Percentage of Net Assets
Personal Products	1.57%
Pharmaceuticals	12.96%
Semiconductors & Semiconductor Equipment	1.54%
Software	1.86%
Technology Hardware, Storage & Peripherals	2.73%
Wireless Telecommunication Services	3.93%
Total	98.58%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Iberdrola	3.13%
GlaxoSmithKline	3.07%
Sanofi	3.07%
Deutsche Telekom	2.92%
Unilever	2.90%
ABB	2.90%
Syngenta	2.89%
Honda Motor	2.83%
Canon	2.73%
National Grid	2.69%
Total	29.13%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.58%
Australia–1.36%
QBE Insurance Group	1,591,914	$16,784,617

		16,784,617

Denmark–0.14%
ISS	52,870	1,743,904

		1,743,904

France–7.78%
Cie de Saint-Gobain	577,360	25,911,283
†*=GDF Suez VVPR Strip	60,186	0
Sanofi	386,683	38,026,046
Societe Generale	284,603	13,280,151
TOTAL	243,901	11,843,000
Vallourec	370,334	7,257,982

		96,318,462

Germany–8.45%
Daimler	196,681	17,894,765
Deutsche Telekom	2,096,381	36,096,017
RWE	1,276,761	27,440,362
SAP	330,488	23,056,353

		104,487,497

■ Hong Kong–1.61%
China Mobile	1,558,000	19,948,848

		19,948,848

Israel–1.85%
Teva Pharmaceutical Industries ADR	387,500	22,901,250

		22,901,250

Italy–2.41%
Eni	1,682,128	29,844,389

		29,844,389

Japan–17.95%
Canon	1,036,900	33,753,917
Honda Motor	1,081,900	35,033,079
Hoya	334,600	13,420,649
Kao	416,400	19,376,861
Kirin Holdings	1,769,800	24,390,083
Makita	11,200	607,880
NTT DOCOMO	770,900	14,770,227
Seven & i Holdings	273,400	11,754,815
Takeda Pharmaceutical	677,300	32,724,541
Tokio Marine Holdings	718,600	29,921,108
Tokyo Electron	99,300	6,288,026

		222,041,186

Netherlands–5.25%
Koninklijke Ahold	1,560,971	29,225,685
RELX	389,929	9,245,187
Royal Dutch Shell Class A	935,027	26,436,576

		64,907,448

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway–0.36%
Orkla	352,270	$2,771,763
Telenor	76,446	1,674,840

		4,446,603

Singapore–5.81%
Jardine Matheson Holdings	198,100	11,242,175
Sembcorp Industries	4,426,200	12,785,741
Singapore Telecommunications	7,733,000	24,175,495
United Overseas Bank	1,381,886	23,673,642

		71,877,053

Spain–6.59%
Banco Santander	1,413,091	9,864,668
Iberdrola	5,744,126	38,678,112
Telefonica	2,325,605	33,045,074

		81,587,854

Sweden–3.69%
Telefonaktiebolaget LM Ericsson Class B	1,489,073	15,424,668
TeliaSonera	5,126,202	30,172,493

		45,597,161

Switzerland–13.22%
†ABB	1,712,071	35,856,616
Nestle	433,886	31,326,671
Novartis	290,855	28,668,615
Syngenta	88,006	35,770,970
Zurich Insurance Group	104,937	31,944,668

		163,567,540

Taiwan–1.03%
Taiwan Semiconductor Manufacturing ADR	559,916	12,715,692

		12,715,692

United Kingdom–21.08%
Amec Foster Wheeler	1,692,612	21,739,472
BG Group	1,692,153	28,167,248
BP	3,862,083	25,493,519
G4S	5,234,070	22,087,642
GlaxoSmithKline	1,830,870	38,041,446
National Grid	2,593,216	33,294,375
Pearson	800,897	15,162,386
Tesco	8,126,372	27,136,987
Unilever	836,004	35,857,072
Vodafone Group	3,844,158	13,881,921

		260,862,068

Total Common Stock (Cost $1,088,367,973)		1,219,631,572

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	13,098,318	$13,098,318

Total Money Market Fund (Cost $13,098,318)		13,098,318

TOTAL VALUE OF SECURITIES–99.64% (Cost $1,101,466,291)	1,232,729,890
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	4,446,732

NET ASSETS APPLICABLE TO 69,351,090 SHARES OUTSTANDING–100.00%	$1,237,176,622

NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($900,995,479 / 50,482,524 Shares)	$17.848

NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($336,181,143 / 18,868,566 Shares)	$17.817

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,078,676,429
Undistributed net investment income	27,511,384
Accumulated net realized loss on investments	(73,047)
Net unrealized appreciation of investments and foreign currencies	131,061,856

Total net assets	$1,237,176,622

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $3,458,977 payable for securities purchased and $713,440 payable for fund shares redeemed as of June 30, 2015.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR	817,381	USD	(913,710)	7/1/15	$(2,767)
GSC	GBP	333,833	USD	(524,949)	7/1/15	(467)
JPMC	DKK	536,068	USD	(80,364)	7/1/15	(280)

						$(3,514)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

DKK–Danish Krone

EUR–Euro

GSC–Goldman Sachs Capital

GBP–British Pound Sterling

JPMC–JPMorgan Chase Bank

USD–United States Dollar

VVPR Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$29,715,810
Foreign tax withheld	(2,417,263)

27,298,547

EXPENSES:
Management fees	4,211,544
Distribution fees-Service Class	431,772
Accounting and administration expenses	149,797
Reports and statements to shareholders	57,354
Custodian fees	49,370
Professional fees	27,691
Trustees’ fees and expenses	14,121
Pricing fees	9,441
Consulting fees	1,287
Other	7,201

Total operating expenses	4,959,578

NET INVESTMENT INCOME	22,338,969

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	22,388,405
Foreign currencies	(386,231)
Foreign currency exchange contracts	53,333

Net realized gain	22,055,507

Net change in unrealized appreciation
(depreciation) of:
Investments	19,344,232
Foreign currencies	39,023
Foreign currency exchange contracts	(3,514)

Net change in unrealized appreciation (depreciation)	19,379,741

NET REALIZED AND UNREALIZED GAIN	41,435,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,774,217

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,338,969	$50,084,714
Net realized gain	22,055,507	50,810,905
Net change in unrealized appreciation (depreciation)	19,379,741	(133,136,121)

Net increase (decrease) in net assets resulting from operations	63,774,217	(32,240,502)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(36,024,942)
Service Class	—	(13,084,025)

	—	(49,108,967)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	45,686,257	162,188,870
Service Class	19,249,322	44,678,025
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	36,024,942
Service Class	—	13,084,025

	64,935,579	255,975,862

Cost of shares redeemed:
Standard Class	(52,385,423)	(85,142,993)
Service Class	(34,526,878)	(60,464,842)

	(86,912,301)	(145,607,835)

Increase (decrease) in net assets derived from capital share transactions	(21,976,722)	110,368,027

NET INCREASE IN NET ASSETS	41,797,495	29,018,558
NET ASSETS:
Beginning of period	1,195,379,127	1,166,360,569

End of period	$1,237,176,622	$1,195,379,127

Undistributed net investment income	$27,511,384	$5,172,415

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended
		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$16.942	$18.131	$15.243	$14.310	$15.447	$15.593

Income (loss) from investment operations:
Net investment income[2]	0.325	0.784	0.420	0.460	0.544	0.446
Net realized and unrealized gain (loss)	0.581	(1.234)	2.897	0.907	(1.192)	(0.076)

Total from investment operations	0.906	(0.450)	3.317	1.367	(0.648)	0.370

Less dividends and distributions from:
Net investment income	—	(0.739)	(0.429)	(0.434)	(0.489)	(0.516)

Total dividends and distributions	—	(0.739)	(0.429)	(0.434)	(0.489)	(0.516)

Net asset value, end of period	$17.848	16.942	18.131	$15.243	$14.310	$15.447

Total return[3]	5.35%	(2.54% )	21.84%	9.62%	(4.21% )	2.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$900,996	$861,700	$808,623	$561,634	$398,099	$467,375
Ratio of expenses to average net assets	0.72%	0.73%	0.76%	0.83%	0.85%	0.85%
Ratio of net investment income to average net assets	3.63%	4.21%	2.50%	3.13%	3.47%	3.00%
Portfolio turnover	9%	18%	33%	13%	41%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended
		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$16.934	$18.122	$15.236	$14.306	15.441	15.588

Income (loss) from investment operations:
Net investment income[2]	0.302	0.736	0.381	0.422	0.502	0.409
Net realized and unrealized gain (loss)	0.581	(1.231)	2.891	0.906	(1.187)	(0.078)

Total from investment operations	0.883	(0.495)	3.272	1.328	(0.685)	0.331

Less dividends and distributions from:
Net investment income	—	(0.693)	(0.386)	(0.398)	(0.450)	(0.478)

Total dividends and distributions	—	(0.693)	(0.386)	(0.398)	(0.450)	(0.478)

Net asset value, end of period	$17.817	$16.934	$18.122	$15.236	$14.306	$15.441

Total return[3]	5.22%	(2.79% )	21.55%	9.34%	(4.45% )	2.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$336,181	$333,679	$357,738	$131,710	$125,300	$135,011
Ratio of expenses to average net assets	0.97%	0.98%	1.01%	1.08%	1.10%	1.10%
Ratio of net investment income to average net assets	3.38%	3.96%	2.25%	2.88%	3.22%	2.75%
Portfolio turnover	9%	18%	33%	13%	41%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 Series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.

Mondrian Investment Partners Ltd. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$27,598
Legal	7,580

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $51,279 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$702,738
Distribution fees payable to LFD	71,188
Printing and mailing fees payable to Lincoln Life	3,042

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$109,643,902
Sales	111,926,430

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015 the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,101,466,291

Aggregate unrealized appreciation	$266,730,696
Aggregate unrealized depreciation	(135,467,098)

Net unrealized appreciation	$131,263,598

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In
2017	2018	Total
$11,089,393	$5,324,888	$16,414,281

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$16,784,617	$—	$16,784,617
Denmark	1,743,904	—	1,743,904
France	96,318,462	—	96,318,462
Germany	104,487,497	—	104,487,497
Hong Kong	19,948,848	—	19,948,848
Israel	22,901,250	—	22,901,250
Italy	29,844,389	—	29,844,389
Japan	222,041,186	—	222,041,186
Netherlands	64,907,448	—	64,907,448
Norway	4,446,603	—	4,446,603
Singapore	71,877,053	—	71,877,053
Spain	81,587,854	—	81,587,854
Sweden	45,597,161	—	45,597,161
Switzerland	163,567,540	—	163,567,540
Taiwan	12,715,692	—	12,715,692
United Kingdom	260,862,068	—	260,862,068
Money Market Fund	13,098,318	—	13,098,318

Total	$1,232,729,890	$—	$1,232,729,890

Foreign Currency Exchange Contracts	$—	$(3,514)	$(3,514)

The value of Level 3 investments was zero at the end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Mondrian International Value Fund–12

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	2,525,989	8,723,581
Service Class	1,071,105	2,429,270
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,092,067
Service Class	—	759,823

	3,597,094	14,004,741

Shares redeemed:
Standard Class	(2,904,994)	(4,551,854)
Service Class	(1,907,301)	(3,225,375)

	(4,812,295)	(7,777,229)

Net increase (decrease)	(1,215,201)	6,227,512

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(3,514)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$53,333	$(3,514)

LVIP Mondrian International Value Fund–13

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$217,481	$567,604

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Mondrian International Value Fund–14

LVIP Money Market Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Money Market Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov

LVIP Money Market Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,000.10	0.15%	$0.74
Service Class Shares	1,000.00	1,000.10	0.15%	0.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.05	0.15%	$0.75
Service Class Shares	1,000.00	1,024.05	0.15%	0.75

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Money Market Fund–1

LVIP Money Market Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets

Agency Obligations	2.80%
Certificates of Deposit	23.07%
Commercial Paper	71.60%
Air Freight & Logistics	4.44%
Beverages	2.21%
Chemicals	0.74%
Colleges & Universities	18.70%
Commercial Banks	26.70%
Consumer Finance	6.09%
Diversified Financial Services	9.39%
Pharmaceuticals	3.33%
Corporate Bonds	1.50%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

LVIP Money Market Fund–2

LVIP Money Market Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–2.80%
Federal Home Loan Banks
≠0.01% 7/6/15	8,900,000	$8,899,988
0.35% 3/7/16	10,000,000	10,000,000

Total Agency Obligations (Cost $18,899,988)		18,899,988

CERTIFICATES OF DEPOSIT–23.07%
Banco Estado Chile New York
0.21% 7/6/15	19,000,000	19,000,000
0.22% 8/10/15	12,000,000	12,000,000
Bank of Montreal Chicago
0.26% 10/8/15	15,000,000	15,000,000
0.338% 6/7/16	10,000,000	10,000,000
HSBC Bank USA 0.27% 7/13/15	25,000,000	25,000,000
Rabobank Nederland New York
0.30% 9/10/15	20,000,000	20,000,000
Swedbank New York
0.10% 7/1/15	30,000,000	30,000,000
Toronto Dominion Bank New
York 0.20% 7/29/15	25,000,000	25,000,194

Total Certificates of deposit (Cost $156,000,194)		156,000,194

COMMERCIAL PAPER–71.60%
Air Freight & Logistics–4.44%
United Parcel Service
0.001% 7/1/15	30,000,000	30,000,000

		30,000,000

Beverages–2.21%
≠Coca-Cola 0.27% 11/17/15	15,000,000	14,984,363

		14,984,363

Chemicals–0.74%
≠Air Products & Chemicals
0.12% 7/15/15	5,000,000	4,999,767

		4,999,767

Colleges & Universities–18.70%
Brown University
≠0.102% 8/17/15	7,500,000	7,499,021
≠0.113% 8/4/15	10,890,000	10,888,869
Cornell University
≠0.11% 7/22/15	10,000,000	9,999,358
≠0.11% 7/28/15	10,000,000	9,999,175
≠0.112% 7/16/15	5,000,000	4,999,771
≠0.112% 8/18/15	5,000,000	4,999,267
Dartmouth College
≠0.15% 7/16/15	5,000,000	4,999,687
≠0.15% 7/22/15	3,500,000	3,499,694
Duke University
≠0.15% 7/22/15	6,000,000	5,999,475
≠0.153% 8/18/15	12,500,000	12,497,500

	Principal Amount°	Value (U.S. $)

COMMERCIAL PAPER (continued)
Colleges & Universities (continued)
≠University of California
0.132% 8/3/15	10,000,000	$9,998,808
University of Chicago
≠0.12% 7/7/15	6,100,000	6,099,878
≠0.123% 9/9/15	5,000,000	4,998,833
Yale University
≠0.102% 8/17/15	15,225,000	15,223,012
≠0.113% 9/2/15	14,750,000	14,747,161

		126,449,509

Commercial Banks–26.70%
Abbey National North America
0.06% 7/1/15	30,000,000	30,000,000
BNP Paribas New York Branch
0.03% 7/1/15	30,000,000	30,000,000
Credit Agricole CIB New York
0.05% 7/1/15	30,000,000	30,000,000
≠National Australian Bank
0.205% 9/9/15	25,000,000	24,990,278
≠PNC Bank 0.281% 7/13/15	15,000,000	14,998,600
≠Scotiabanc 0.12% 7/15/15	16,565,000	16,564,227
≠Societe Generale
0.235% 8/21/15	4,000,000	3,998,697
≠Toronto Dominion Holding USA
0.184% 8/21/15	5,000,000	4,998,725
≠Westpac Securities New
Zealand 0.27% 7/20/15	25,000,000	24,996,437

		180,546,964

Consumer Finance–6.09%
≠Airbus Group Finance
0.12% 7/23/15	10,000,000	9,999,267
≠BMW US Capital
0.143% 8/24/15	15,000,000	14,996,850
≠Toyota Motor Credit
0.27% 11/5/15	16,210,000	16,194,560

		41,190,677

Diversified Financial Services–9.39%
CPPIB Capital
≠0.122% 7/22/15	9,195,000	9,194,356
≠0.134% 8/7/15	4,300,000	4,299,425
≠General Electric Capital
0.27% 8/25/15	25,000,000	24,989,687
≠JPMorgan Securities
0.27% 9/8/15	25,000,000	24,987,063

		63,470,531

Pharmaceuticals–3.33%
≠Abbott Laboratories
0.143% 9/21/15	10,000,000	9,996,811

LVIP Money Market Fund–3

LVIP Money Market Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL PAPER (continued)
Pharmaceuticals (continued)
Novartis Finance
0.08% 7/1/15	12,500,000	$12,500,000

		22,496,811

Total Commercial Paper (Cost $484,138,622)		484,138,622

CORPORATE BONDS–1.50%
Capital Markets–0.46%
State Street Bank & Trust
5.30% 1/15/16	3,000,000	3,076,857

		3,076,857

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance–0.59%
Toyota Motor Credit
0.80% 5/17/16	4,000,000	$4,011,984

		4,011,984

Diversified Financial Services–0.45%
General Electric Capital
2.95% 5/9/16	3,000,000	3,065,079

		3,065,079

Total Corporate Bonds (Cost $10,153,920)		10,153,920

TOTAL VALUE OF SECURITIES–98.97% (Cost $669,192,724)Δ	669,192,724
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.03%	6,984,747

NET ASSETS APPLICABLE TO 67,618,110 SHARES OUTSTANDING–100.00%	$676,177,471

NET ASSET VALUE PER SHARE–LVIP MONEY MARKET FUND STANDARD CLASS ($407,714,508 / 40,771,680 Shares)	$10.000

NET ASSET VALUE PER SHARE–LVIP MONEY MARKET FUND SERVICE CLASS ($268,462,963 / 26,846,430 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$676,179,137
Accumulated realized loss on investments	(1,666)

Total net assets	$676,177,471

Δ	Also the cost for federal income tax purposes.

«	Includes $2,964,116 payable for fund shares redeemed as of June 30, 2015.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–4

LVIP Money Market Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

LVIP Money Market Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$576,260

EXPENSES:
Management fees	1,293,217
Distribution fees-Service Class	317,268
Accounting and administration expenses	81,440
Professional fees	28,284
Reports and statements to shareholders	21,288
Trustees’ fees and expenses	8,181
Custodian fees	4,673
Pricing fees	1,160
Consulting fees	1,123
Other	7,344

1,763,978
Less management fees waived	(946,773)
Less distribution fees waived-Service Class	(317,268)

Total operating expenses	499,937

NET INVESTMENT INCOME	76,323

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$76,323

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$76,323	$192,265
Net realized gain	—	993

Net increase in net assets resulting from operations	76,323	193,258

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(47,660)	(115,124)
Service Class	(28,663)	(77,141)

	(76,323)	(192,265)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	276,057,245	636,261,713
Service Class	126,326,154	370,171,475
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	47,660	115,124
Service Class	28,663	77,141

	402,459,722	1,006,625,453

Cost of shares redeemed:
Standard Class	(351,071,845)	(600,851,426)
Service Class	(141,571,587)	(389,387,480)

	(492,643,432)	(990,238,906)

Increase (decrease) in net assets derived from capital share transactions	(90,183,710)	16,386,547
NET INCREASE (DECREASE) IN NET ASSETS	(90,183,710)	16,387,540
NET ASSETS:
Beginning of period	766,361,181	749,973,641

End of period	$676,177,471	$766,361,181

Undistributed net investment income	$—	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–5

LVIP Money Market Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Money Market Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12		12/31/11		12/31/10

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000		$10.000		$10.000

Income from investment operations:
Net investment income	0.001	0.003	0.002	0.003		0.003		0.005

Total from investment operations	0.001	0.003	0.002	0.003		0.003		0.005

Less dividends and distributions from:
Net investment income	(0.001)	(0.003)	(0.002)	(0.003)		(0.003)		(0.005)
Net realized gain	—	—	—	—	[2]	—	[2]	—	[2]

Total dividends and distributions	(0.001)	(0.003)	(0.002)	(0.003)		(0.003)		(0.005)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000		$10.000		$10.000

Total return[3]	0.01%	0.03%	0.02%	0.03%		0.03%		0.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$407,714	$482,693	$447,167	$429,048		$489,141		$518,604
Ratio of expenses to average net assets	0.15%	0.12%	0.17%	0.20%		0.19%		0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.43%	0.41%	0.44%	0.43%		0.43%		0.42%
Ratio of net investment income to average net assets	0.02%	0.03%	0.02%	0.03%		0.03%		0.05%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.26% )	(0.26% )	(0.25% )	(0.20%	)	(0.21%	)	(0.08%	)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

For the years ended December 31, 2012, 2011, and 2010, net realized gain distributions of $1,804, $563, and $2,279, respectively, were made by the Fund’s Standard class, which calculated to de minimus amounts of $0.000, $0.000, and $0.000 per share, respectively.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–6

LVIP Money Market Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Money Market Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)
		12/31/14	12/31/13	Year Ended 12/31/12		12/31/11		12/31/10
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000		$10.000		$10.000

Income from investment operations:
Net investment income	0.001	0.003	0.002	0.003		0.003		0.004

Total from investment operations	0.001	0.003	0.002	0.003		0.003		0.004

Less dividends and distributions from:
Net investment income	(0.001)	(0.003)	(0.002)	(0.003)		(0.003)		(0.004)
Net realized gain	—	—	—	—	[2]	—	[2]	—	[2]

Total dividends and distributions	(0.001)	(0.003)	(0.002)	(0.003)		(0.003)		(0.004)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000		$10.000		$10.000

Total return[3]	0.01%	0.03%	0.02%	0.03%		0.03%		0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$268,463	$283,668	$302,807	$351,557		$380,737		$364,631
Ratio of expenses to average net assets	0.15%	0.12%	0.17%	0.20%		0.19%		0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%	0.66%	0.69%	0.68%		0.68%		0.67%
Ratio of net investment income to average net assets	0.02%	0.03%	0.02%	0.03%		0.03%		0.04%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.51% )	(0.51% )	(0.50% )	(0.45%	)	(0.46%	)	(0.33%	)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

For the years ended December 31, 2012, 2011, and 2010, net realized gain distributions of $1,528, $554, and $1,821, respectively, were made by the Fund’s Service class, which calculated to de minimus amounts of $0.000, $0.000, and $0.000 per share, respectively.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–7

LVIP Money Market Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Money Market Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management

LVIP Money Market Fund–8

LVIP Money Market Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.

Delaware Investments Fund Advisers (Sub-Adviser), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$15,367
Legal	4,221

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,787 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board of Trustees (the Board). No distribution expenses are paid by Standard Class shares.

LFD and LIAC have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIAC. Amounts waived and/or reimbursed under this agreement can be recaptured for a period of up to three years from the year in which LFD and LIAC waived fees and/or reimbursed expenses for the Fund. The following table summarizes the amount of waived fees and/or reimbursed expenses that may be recaptured and the fiscal years they expire:

	Expiration Date
	2015	2016	2017	2018	Total
LFD	$880,089	$857,491	$750,697	$317,268	$2,805,545
LIAC	1,803,286	2,040,172	2,182,794	946,773	6,973,025

Total	$2,683,375	$2,897,663	$2,933,491	$1,264,041	$9,778,570

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$62,253
Printing and mailing fees payable to Lincoln Life	3,871

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carry forwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$1,666	$—	$1,666

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

LVIP Money Market Fund–9

LVIP Money Market Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 2
Agency Obligations	$18,899,988
Certificates of Deposit	156,000,194
Commercial Paper	484,138,622
Corporate Bonds	10,153,920

Total	$669,192,724

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	27,605,729	63,626,172
Service Class	12,632,616	37,017,148
Shares issued upon reinvestment of dividends and distributions:
Standard Class	4,763	11,512
Service Class	2,866	7,714

	40,245,974	100,662,546

Shares redeemed:
Standard Class	(35,107,185)	(60,085,143)
Service Class	(14,157,158)	(38,938,748)

	(49,264,343)	(99,023,891)

Net increase (decrease)	(9,018,369)	1,638,655

5. Credit and Market Risk

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 69.55% of the Fund’s net assets at June 30, 2015. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not

LVIP Money Market Fund–10

LVIP Money Market Fund

Notes to Financial Statements (continued)

5. Credit and Market Risk (continued)

involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities and no securities have been determined to be illiquid.

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Money Market Reform

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s total return potential.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Money Market Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund (formerly LVIP Multi-Manager Global Equity RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Multi-Manager Global Equity

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,008.50	0.35%	$1.74
Service Class Shares	1,000.00	1,006.60	0.70%	3.48
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.32	0.70%	3.51

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	39.04%
Equity Funds	21.54%
International Equity Funds	17.50%

Unaffiliated Investment Companies	60.66%
Equity Funds	40.01%
International Equity Funds	13.86%
Money Market Fund	6.79%

Total Value of Securities	99.70%
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–39.04%
Equity Funds–21.54%
*Lincoln Variable Insurance Products Trust– LVIP SSgA S&P 500 Index Fund	353,808	$5,241,673
LVIP SSgA Small-Cap Index Fund	66,655	1,882,016

		7,123,689

International Equity Funds–17.50%
*Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	125,460	1,826,953
LVIP SSgA International Index Fund	430,898	3,958,230

		5,785,183

Total Affiliated Investment Companies (Cost $12,706,074)		12,908,872

UNAFFILIATED INVESTMENT COMPANIES–60.66%
Equity Funds–40.01%
XAmerican Century VP Mid Cap Value	49,085	928,680
**BlackRock Equity Dividend Fund	50,236	1,235,796
#ClearBridge®–Variable Appreciation Portfolio	52,115	1,853,733
XFidelity®–VIP Contrafund® Portfolio	61,032	2,164,208
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	26,482	928,715
Franklin Templeton Variable Insurance Products Trust– Templeton Growth Securities	124,279	1,815,712

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Franklin Templeton Variable Insurance Products Trust–Mutual Shares VIP Fund	78,787	$1,844,405
#Invesco V.I. Comstock Fund	47,790	924,266
#Invesco V.I. Core Equity Fund	37,284	1,532,374

		13,227,889

International Equity Funds–13.86%
**DFA International Core Equity Portfolio	222,810	2,745,014
iShares Core MSCI Emerging Markets ETF	38,270	1,838,491

		4,583,505

Money Market Fund–6.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,245,238	2,245,238

		2,245,238

Total Unaffiliated Investment Companies (Cost $20,252,483)		20,056,632

TOTAL VALUE OF SECURITIES–99.70% (Cost $32,958,557)	32,965,504
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	99,823

NET ASSETS APPLICABLE TO 3,341,349 SHARES OUTSTANDING–100.00%	$33,065,327

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

Class 1 shares.

X	Initial Class.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) British Pound Currency	$(98,216)	$(98,281)	9/15/15	$(65)
(2) E-mini MSCI Emerging Markets Index	(95,767)	(95,940)	9/21/15	(173)
(8) E-mini S&P 500 Index	(822,115)	(821,760)	9/21/15	355
(1) Euro Currency	(139,405)	(139,450)	9/15/15	(45)
(5) Euro STOXX 50 Index	(192,099)	(191,462)	9/21/15	637
(1) FTSE 100 Index	(102,000)	(102,027)	9/21/15	(27)
(1) Japanese Yen Currency	(102,299)	(102,281)	9/15/15	18
1 Nikkei 225 Index (OSE)	165,863	165,359	9/11/15	(504)

	$(1,386,038)			$196

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$12,908,872
Investments in unaffiliated investment companies, at value	20,056,632
Cash collateral, at value	131,857
Receivable for fund shares sold	42,295
Dividends receivable from investment companies	17,176
Expense reimbursement from LIAC	3,906
Unrealized appreciation on futures contracts	1,010

TOTAL ASSETS	33,161,748

LIABILITIES:
Due to brokers	32,719
Payable for investment companies purchased	23,570
Accrued expenses payable	22,710
Due to manager and affiliates	14,228
Payable for fund shares redeemed	2,380
Unrealized depreciation on futures contracts	814

TOTAL LIABILITIES	96,421

TOTAL NET ASSETS	$33,065,327

Investments in affiliated investment companies, at cost	$12,706,074
Investments in unaffiliated investment companies, at cost	$20,252,483

Standard Class:
Net Assets	$1,726,322
Shares Outstanding	174,170
Net Asset Value Per Share	$9.912

Service Class:
Net Assets	$31,339,005
Shares Outstanding	3,167,179
Net Asset Value Per Share	$9.895

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$33,497,649
Undistributed net investment income	31,710
Accumulated net realized loss on investments	(471,175)
Net unrealized appreciation of investments and derivatives	7,143

TOTAL NET ASSETS	$33,065,327

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–5

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	116,658

116,658

EXPENSES:
Distribution fees-Service Class	42,045
Management fees	32,042
Accounting and administration expenses	20,284
Professional fees	10,980
Reports and statements to shareholders	2,674
Custodian fees	2,189
Trustees’ fees and expenses	276
Pricing fees	179
Consulting fees	8
Other	709

111,386
Less management fees waived	(6,856)
Less expenses reimbursed	(17,626)

Total operating expenses	86,904

NET INVESTMENT INCOME	29,754

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	203,441
Sale of investments in affiliated investment companies	(14,979)
Sale of investments in unaffiliated investment companies	(12,365)
Foreign currencies	635
Futures contracts	(415,083)

Net realized loss	(238,351)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	289,217
Investments in unaffiliated investment companies	(105,591)
Futures contracts	17,066

Net change in unrealized appreciation (depreciation)	200,692

NET REALIZED AND UNREALIZED LOSS	(37,659)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,905)

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	5/1/14* to 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,754	$219,881
Net realized loss	(238,351)	(153,371)
Net change in unrealized appreciation (depreciation)	200,692	(193,549)

Net decrease in net assets resulting from operations	(7,905)	(127,039)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(24,571)
Service Class	—	(261,892)
Net realized gain:
Standard Class	—	(1,721)
Service Class	—	(21,564)

	—	(309,748)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	195,356	1,532,717
Service Class	13,235,458	19,605,841
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	26,292
Service Class	—	283,456

	13,430,814	21,448,306

Cost of shares redeemed:
Standard Class	(4,179)	(6,646)
Service Class	(960,943)	(397,333)

	(965,122)	(403,979)

Increase in net assets derived from capital share transactions	12,465,692	21,044,327

NET INCREASE IN NET ASSETS	12,457,787	20,607,540
NET ASSETS:
Beginning of period	20,607,540	—

End of period	$33,065,327	$20,607,540

Undistributed net investment income	$31,710	$1,956

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–6

LVIP Multi-Manager Global Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Multi-Manager Global Equity. Managed Volatility Fund Standard Class

	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14
Net asset value, beginning of period	$9.829	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.028	0.150
Net realized and unrealized gain (loss)	0.055	(0.149)

Total from investment operations	0.083	0.001

Less dividends and distributions from:
Net investment income.	—	(0.161)
Net realized gain	—	(0.011)

Total dividends and distributions	—	(0.172)

Net asset value, end of period	$9.912	$9.829

Total return[4]	0.85%	0.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,726	$1,526
Ratio of expenses to average net assets[5]	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.68%
Ratio of net investment income to average net assets	0.56%	2.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.37%	1.86%
Portfolio turnover	6%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–7

LVIP Multi-Manager Global Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14
Net asset value, beginning of period	$9.830	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.010	0.125
Net realized and unrealized gain (loss)	0.055	(0.147)

Total from investment operations	0.065	(0.022)

Less dividends and distributions from:
Net investment income	—	(0.137)
Net realized gain	—	(0.011)

Total dividends and distributions	—	(0.148)

Net asset value, end of period	$9.895	$9.830

Total return[4]	0.66%	(0.23%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,339	$19,081
Ratio of expenses to average net assets[5]	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.89%	1.03%
Ratio of net investment income to average net assets	0.21%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.02%	1.51%
Portfolio turnover	6%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–8

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (formerly, LVIP Multi-Manager Global Equity RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (ETFs) and mutual funds that are advised by Lincoln Investment Advisors Corporation (LIAC) or unaffiliated managers (collectively, the Underlying Funds). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on the The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Multi-Manager Global Equity Managed Volatility Fund–9

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has voluntarily agreed to waive a portion of its advisory fee. This waiver can be modified or terminated at any time, without notice, with the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC. For the six months ended June 30, 2015, this waiver amounted to $6,856.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.35% of the average daily net assets for the Standard Class and 0.70% for the Service Class. This agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$542
Legal	149

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $742 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $252 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$3,906
Management fees payable to LIAC	5,287
Distribution fees payable to LFD	8,941

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 87.62% of the Standard Class shares and 43.26% of the Service Class shares of the Fund.

LVIP Multi-Manager Global Equity Managed Volatility Fund–10

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$12,599,831
Sales	1,348,014

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$32,958,557

Aggregate unrealized appreciation	$446,224
Aggregate unrealized depreciation	(439,277)

Net unrealized appreciation	$6,947

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$32,965,504

Futures Contracts	$196

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Multi-Manager Global Equity Managed Volatility Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	5/1/14* to 12/31/14
Shares sold:
Standard Class	19,306	153,274
Service Class	1,321,676	1,951,858
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,656
Service Class	—	28,626

	1,340,982	2,136,414

Shares redeemed:
Standard Class	(421)	(645)
Service Class	(95,716)	(39,265)

	(96,137)	(39,910)

Net increase	1,244,845	2,096,504

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Unrealized appreciation on futures contracts	$992	Unrealized depreciation on futures contracts	$(704)
Currency contracts (Futures contracts)	Unrealized appreciation on futures contracts	18	Unrealized depreciation on futures contracts	(110)

Total		$1,010		$(814)

LVIP Multi-Manager Global Equity Managed Volatility Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(425,064)	$16,752
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	9,981	314

Total		$(415,083)	$17,066

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,081,815	$1,130,355

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements, except as disclosed above.

LVIP Multi-Manager Global Equity Managed Volatility Fund–13

LVIP PIMCO Low Duration Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP PIMCO Low Duration Bond Fund

The Fund file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,013.90	0.54%	$2.70
Service Class Shares	1,000.00	1,012.70	0.79%	3.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
Service Class Shares	1,000.00	1,020.88	0.79%	3.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Obligations	5.69%
Commercial Mortgage-Backed Securities	5.38%
Corporate Bonds	71.96%
Aerospace & Defense	0.61%
Air Freight & Logistics	0.12%
Airlines	1.08%
Automobiles	1.63%
Building Products	0.68%
Capital Markets	2.01%
Chemicals	0.11%
Commercial Banks	18.65%
Commercial Services & Supplies	0.47%
Communications Equipment	0.40%
Construction & Engineering	0.69%
Consumer Finance	8.34%
Diversified Consumer Services	0.39%
Diversified Financial Services	2.66%
Diversified Telecommunication Services	5.85%
Electric Utilities	1.81%
Electronic Equipment, Instruments & Components	0.40%
Food & Staples Retailing	0.05%
Food Products	0.49%
Gas Utilities	0.82%
Health Care Equipment & Supplies	2.12%
Health Care Providers & Services	0.57%
Hotels, Restaurants & Leisure	0.30%
Household Durables	0.19%
Insurance	0.52%
Media	2.42%
Metals & Mining	0.89%
Oil, Gas & Consumable Fuels	10.30%
Pharmaceuticals	1.98%
Road & Rail	0.32%
Semiconductors & Semiconductor Equipment	0.11%
Software	0.44%
Specialty Retail	0.49%
Tobacco	1.18%
Wireless Telecommunication Services	2.87%

Security Type/Sector	Percentage of Net Assets

Municipal Bonds	0.70%
Non-Agency Asset-Backed Securities	9.44%
Non-Agency Collateralized Mortgage Obligations	0.77%
Senior Secured Loans	0.87%
Sovereign Bonds	2.23%
U.S. Treasury Obligations	5.74%
Preferred Stock	0.02%
Money Market Fund	0.47%
Short-Term Investments	1.39%
Total Value of Securities	104.66%
Options Written	(0.11%)
Liabilities Net of Receivables and Other Assets	(4.55%)
Total Net Assets	100.00%

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–5.69%
Fannie Mae
1.02% 10/17/17	21,500,000	$21,508,105
1.375% 4/27/18	10,000,000	10,060,240
Freddie Mac 1.10% 10/3/17	22,000,000	22,054,604

Total Agency Obligations (Cost $53,514,332)		53,622,949

COMMERCIAL MORTGAGE-BACKED SECURITIES–5.38%
BAMLL Commercial Mortgage Securities Trust
#•Series 2014-ICTS XCP 144A
0.83% 6/15/16	151,650,000	1,195,002
#•Series 2015-ASHF A 144A
1.406% 1/15/28	850,000	848,963
•Banc of America Commercial Mortgage Trust Series 2006-4
A1A 5.617% 7/10/46	695,708	720,843
#•BBCMS Trust Series 2015-RRI A
144A 1.336% 5/15/32	6,700,000	6,689,340
•COBALT Commercial Mortgage Trust Series 2007-C3 A1A
5.959% 5/15/46	2,590,723	2,751,161
#•COMM Mortgage Trust Series 2014-KYO A 144A
1.088% 6/11/27	3,200,000	3,198,243
#•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 144A
5.362% 5/15/36	500,000	547,739
#Hilton USA Trust Series 2013-HLT AFX 144A
2.662% 11/5/30	7,000,000	6,955,697
JPMorgan Chase Commercial Mortgage Securities Trust #Series 2002-CIB5 H 144A
5.50% 10/12/37	677,324	703,393
•Series 2006-CIB15 A1A
5.811% 6/12/43	4,304,976	4,441,806
Series 2012-C8 A1
0.705% 10/15/45	398,189	398,081
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 A1
0.916% 8/15/45	772,447	772,842
#Selkirk Series 3 A 144A
1.86% 12/20/41	5,376,991	5,372,744
Wachovia Bank Commercial Mortgage Trust #•Series 2006-C28 A4FL 144A
0.335% 10/15/48	7,824,211	7,746,751
#•Series 2007-C32 A4FL 144A
0.36% 6/15/49	6,600,000	6,475,346
Wells Fargo Commercial Mortgage Trust Series
2012-LC5 A1 0.687% 10/15/45	848,592	847,207

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45	1,024,331	$1,020,616

Total Commercial Mortgage-Backed Securities (Cost $51,966,433)		50,685,774

CORPORATE BONDS–71.96%
Aerospace & Defense–0.61%
Embraer Overseas
6.375% 1/24/17	1,500,000	1,587,000
Penerbangan Malaysia
5.625% 3/15/16	4,000,000	4,118,888

		5,705,888

Air Freight & Logistics–0.12%
#AWAS Aviation Capital 144A
7.00% 10/17/16	1,136,000	1,154,460

		1,154,460

Airlines–1.08%
¿Delta Air Lines 2010-2 Class B Pass Through Trust
6.75% 11/23/15	3,250,000	3,306,875
¿UAL 2009-1 Pass Through Trust
10.40% 11/1/16	2,506,698	2,732,301
¿UAL 2009-2A Pass Through
Trust 9.75% 1/15/17	3,799,021	4,131,436

		10,170,612

Automobiles–1.63%
•General Motors Financial
1.835% 1/15/20	800,000	800,861
#@Harley-Davidson Financial Services 144A 3.875% 3/15/16 .	1,400,000	1,429,023
Hyundai Capital America #144A 1.45% 2/6/17	3,000,000	2,991,594
@1.625% 10/2/15	350,000	350,665
Kia Motors 3.625% 6/14/16	1,590,000	1,624,333
Nissan Motor Acceptance
#•144A 0.981% 9/26/16	4,800,000	4,824,413
#144A 1.95% 9/12/17	3,180,000	3,203,096
•PACCAR Financial
0.879% 12/6/18	100,000	100,482

		15,324,467

Building Products–0.68%
Lafarge
@6.20% 7/9/15	1,020,000	1,020,816
#144A 6.20% 7/9/15	970,000	970,776
Masco 6.125% 10/3/16	4,150,000	4,388,625

		6,380,217

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets–2.01%
Export-Import Bank of Korea
1.25% 11/20/15		1,300,000	$1,302,673
Goldman Sachs Group
•1.478% 4/30/18		2,000,000	2,022,496
•1.884% 11/29/23		2,500,000	2,545,847
Industrial Bank of Korea
2.375% 7/17/17		2,250,000	2,288,151
4.375% 8/4/15		1,150,000	1,153,909
Korea Development Bank
•0.901% 1/22/17		4,000,000	3,999,920
2.25% 8/7/17		2,200,000	2,228,554
3.875% 5/4/17		2,000,000	2,083,002
4.00% 9/9/16		1,285,000	1,327,847

			18,952,399

Chemicals–0.11%
LyondellBasell Industries
5.00% 4/15/19		1,000,000	1,084,145

			1,084,145

Commercial Banks–18.65%
Abbey National Treasury Services 2.35% 9/10/19		2,100,000	2,101,756
•Banco Bilbao Vizcaya Argentaria 1.027% 10/23/15		4,700,000	4,698,214
#Banco Bradesco 144A
4.50% 1/12/17		2,000,000	2,085,500
#Banco Continental via Continental Senior Trustees II 144A 5.75% 1/18/17		2,000,000	2,115,000
#Banco del Estado de Chile 144A
2.00% 11/9/17		5,000,000	5,041,225
#Banco Nacional de Desenvolvimento Economicoe Social 144A 3.375% 9/26/16		700,000	707,000
#Banco Santander Brasil 144A
4.25% 1/14/16		5,000,000	5,074,350
#•Banco Santander Chile 144A
1.875% 1/19/16		1,000,000	1,002,500
Bank of America
•0.892% 8/25/17		1,000,000	998,543
5.30% 3/15/17		4,300,000	4,555,519
#•@Banque Federative du Credit Mutuel 144A 1.125% 1/20/17		3,000,000	3,019,995
BBVA Bancomer
4.50% 3/10/16		2,950,000	3,019,325
#144A 4.50% 3/10/16		200,000	204,700
BPCE
•0.846% 11/18/16		1,500,000	1,502,647
•0.913% 6/17/17		3,250,000	3,251,849
•1.371% 3/6/17	GBP	2,500,000	3,945,751
CIT Group 4.25% 8/15/17		5,200,000	5,291,000

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
DBS Bank 0.885% 7/15/21		6,700,000	$6,658,125
@Depfa ACS Bank 5.75% 3/28/17		1,100,000	1,189,317
Eksportfinans
2.00% 9/15/15		3,000,000	3,003,750
2.375% 5/25/16		5,000,000	5,012,500
5.50% 6/26/17		2,000,000	2,124,380
First Horizon National
5.375% 12/15/15		7,000,000	7,108,101
Goldman Sachs Group
1.437% 4/23/20		15,000,000	15,163,913
Hana Bank
1.375% 2/5/16		4,200,000	4,208,396
1.404% 11/9/16		750,000	754,800
3.50% 10/25/17		3,300,000	3,425,525
4.50% 10/30/15		2,117,000	2,141,223
HBOS 0.979% 9/6/17		4,000,000	3,996,600
HSBC USA 0.887% 11/13/19		4,500,000	4,487,256
Intesa Sanpaolo
3.125% 1/15/16		1,500,000	1,511,631
#144A 3.625% 8/12/15		6,000,000	6,015,018
JPMorgan Chase
1.232% 1/23/20		10,000,000	10,102,070
4.10% 5/17/18	AUD	1,480,000	1,167,571
Korea Exchange Bank
1.75% 9/27/15		200,000	200,466
Macquarie Bank
#•144A 1.072% 3/24/17		5,000,000	5,026,370
#144A 1.65% 3/24/17		3,795,000	3,809,436
#@144A 5.00% 2/22/17		50,000	52,829
#•@Mizuho Bank 144A
0.921% 3/26/18		3,800,000	3,810,648
Regions Bank 7.50% 5/15/18		250,000	287,333
Royal Bank of Scotland Group
2.55% 9/18/15		5,000,000	5,014,235
Santander Bank 1.206% 1/12/18 .		5,000,000	4,998,095
Shinhan Bank
•0.934% 4/8/17		2,000,000	1,999,112
#•144A 0.934% 4/8/17		1,000,000	999,556
#@Standard Chartered 144A
2.40% 9/8/19		6,000,000	6,003,144
Standard Chartered Bank Hong Kong 5.875% 6/24/20		100,000	113,330
UBS
•0.843% 6/1/17		1,000,000	997,819
•0.915% 8/14/19		2,500,000	2,499,345
US Bank
•0.759% 10/28/19		5,000,000	5,015,760
•2.282% 4/29/20		1,250,000	1,252,706
•Wells Fargo 0.686% 9/14/18		7,000,000	6,980,400

			175,745,634

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.47%
#Asciano Finance 144A
5.00% 4/7/18	3,000,000	$3,217,176
#Penske Truck Leasing 144A
2.50% 3/15/16	1,200,000	1,208,597

		4,425,773

Communications Equipment–0.40%
QUALCOMM 3.00% 5/20/22	3,800,000	3,777,736

		3,777,736

Construction & Engineering–0.69%
•Cheung Kong Infrastructure
Finance BVI 0.981% 6/20/17	3,500,000	3,492,650
#Korea Land & Housing 144A
1.875% 8/2/17	1,000,000	1,003,906
Toll Brothers Finance
8.91% 10/15/17	1,800,000	2,052,000

		6,548,556

Consumer Finance–8.34%
#AerCap Ireland Capital 144A
2.75% 5/15/17	4,400,000	4,383,500
Ally Financial
2.75% 1/30/17	200,000	199,600
3.50% 7/18/16	2,100,000	2,136,750
5.50% 2/15/17	4,600,000	4,807,000
American Express Credit
1.55% 9/22/17	3,000,000	3,010,752
•BMW US Capital 0.624% 6/2/17 .	200,000	199,478
BOC Aviation 2.875% 10/10/17	300,000	303,944
•Ford Motor Credit
1.118% 3/12/19	10,200,000	10,131,242
General Motors Financial
•1.631% 4/10/18	500,000	504,138
2.625% 7/10/17	400,000	404,550
2.75% 5/15/16	2,600,000	2,631,624
3.00% 9/25/17	4,500,000	4,592,727
4.75% 8/15/17	2,770,000	2,924,693
•HSBC Finance 0.713% 6/1/16	8,000,000	7,988,808
International Lease Finance
5.75% 5/15/16	2,400,000	2,463,000
8.625% 9/15/15	1,300,000	1,317,875
8.75% 3/15/17	1,800,000	1,973,898
LeasePlan
#@144A 2.50% 5/16/18	3,191,000	3,197,886
#144A 3.00% 10/23/17	6,000,000	6,128,022
#@Nationwide Building Society
144A 5.00% 8/1/15	7,000,000	7,020,076
Navient 6.00% 1/25/17	4,200,000	4,378,500
RCI Banque
4.60% 4/12/16	760,000	778,702
#144A 4.60% 4/12/16	3,943,000	4,040,029

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
#•Volkswagen Group of America
Finance 144A 0.652% 5/23/17	3,100,000	$3,101,181

		78,617,975

Diversified Consumer Services–0.39%
#Hutchison Whampoa
International 144A
4.625% 9/11/15	1,000,000	1,007,464
Hutchison Whampoa
International 11
3.50% 1/13/17	1,000,000	1,031,364
#@144A 3.50% 1/13/17	1,000,000	1,031,364
#Hutchison Whampoa
International 14 144A
1.625% 10/31/17	600,000	598,877

		3,669,069

Diversified Financial Services–2.66%
#@Cantor Fitzgerald 144A
6.50% 6/17/22	1,000,000	1,032,736
Credit Agricole
#•144A 0.833% 6/12/17	3,500,000	3,499,003
#•@144A 1.252% 6/10/20	1,100,000	1,100,682
#Denali Borrower 144A
5.625% 10/15/20	700,000	737,625
Hyundai Capital Services
•1.086% 3/18/17	3,000,000	3,009,066
#•144A 1.086% 3/18/17	1,135,000	1,138,430
•JPMorgan Chase Bank
0.616% 6/13/16	4,800,000	4,789,819
#•@Piper Jaffray 144A
4.782% 11/30/15	3,200,000	3,208,589
PTTEP Australia International
Finance 4.152% 7/19/15	2,100,000	2,102,228
Synchrony Financial
•1.509% 2/3/20	2,400,000	2,413,231
1.875% 8/15/17	2,000,000	2,000,200

		25,031,609

Diversified Telecommunication Services–5.85%
AT&T
•0.702% 3/30/17	6,600,000	6,580,055
•0.956% 3/11/19	750,000	750,619
•1.212% 6/30/20	3,000,000	3,015,267
3.00% 6/30/22	2,400,000	2,320,966
KT
#144A 1.75% 4/22/17	1,000,000	1,000,260
3.875% 1/20/17	6,000,000	6,206,364
#Ooredoo International Finance
144A 3.375% 10/14/16	3,000,000	3,077,076
Orange 5.00% 5/12/16	GBP 1,700,000	2,758,063
Telecom Italia Capital
5.25% 10/1/15	6,000,000	6,057,600

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones
3.992% 2/16/16	1,560,000	$1,587,060
6.421% 6/20/16	7,000,000	7,320,880
Verizon Communications
•1.053% 6/17/19	4,390,000	4,366,654
•2.036% 9/14/18	7,400,000	7,661,568
2.50% 9/15/16	2,400,000	2,439,660

		55,142,092

Electric Utilities–1.81%
Dominion Gas Holdings
2.50% 12/15/19	1,000,000	1,011,508
DTE Energy 2.40% 12/1/19	300,000	300,287
FirstEnergy 2.75% 3/15/18	2,950,000	2,995,324
#Kentucky Power 144A
6.00% 9/15/17	3,700,000	4,034,898
#Korea East-West Power 144A
2.50% 7/16/17	1,000,000	1,015,696
Korea Hydro & Nuclear Power
#•@144A 1.064% 5/22/17	1,000,000	999,834
#144A 2.875% 10/2/18	1,750,000	1,797,065
#144A 3.125% 9/16/15	1,800,000	1,808,851
Korea Western Power
3.125% 5/10/17	2,800,000	2,870,823
#144A 3.125% 5/10/17	200,000	205,059

		17,039,345

Electronic Equipment, Instruments & Components–0.40%
Thermo Fisher Scientific
3.30% 2/15/22	3,800,000	3,760,621

		3,760,621

Food & Staples Retailing–0.05%
#Wesfarmers 144A
1.874% 3/20/18	500,000	501,219

		501,219

Food Products–0.49%
#@H.J. Heinz 144A 2.00% 7/2/18	3,600,000	3,601,462
Tyson Foods 2.65% 8/15/19	1,000,000	1,007,556

		4,609,018

Gas Utilities–0.82%
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,215,330
Sabine Pass LNG
7.50% 11/30/16	6,200,000	6,556,562

		7,771,892

Health Care Equipment & Supplies–2.12%
Becton Dickinson
•0.736% 6/15/16	7,500,000	7,505,235
2.675% 12/15/19	1,000,000	1,001,798

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific
2.65% 10/1/18	3,500,000	$3,553,161
3.375% 5/15/22	4,800,000	4,706,784
#Medtronic 144A 2.50% 3/15/20	3,200,000	3,207,459

		19,974,437

Health Care Providers & Services–0.57%
Humana 2.625% 10/1/19	1,000,000	1,007,519
McKesson 0.95% 12/4/15	3,000,000	3,004,515
#Universal Health Services 144A
3.75% 8/1/19	1,300,000	1,324,375

		5,336,409

Hotels, Restaurants & Leisure–0.30%
Wyndham Worldwide
2.95% 3/1/17	2,824,000	2,867,730

		2,867,730

Household Durables–0.19%
Mohawk Industries
6.125% 1/15/16	1,361,000	1,396,767
Whirlpool 1.65% 11/1/17	400,000	401,592

		1,798,359

Insurance–0.52%
#Stone Street Trust 144A
5.902% 12/15/15	2,000,000	2,039,188
#TIAA Asset Management
Finance 144A 2.95% 11/1/19	2,800,000	2,822,411

		4,861,599

Media–2.42%
#BSKYB Finance 144A
5.625% 10/15/15	5,000,000	5,061,230
Cox Communications
5.50% 10/1/15	800,000	809,063
#144A 5.875% 12/1/16	1,100,000	1,167,862
7.25% 11/15/15	1,000,000	1,023,009
DISH DBS 7.125% 2/1/16	7,650,000	7,860,375
#Pearson Funding Two 144A
4.00% 5/17/16	3,235,000	3,311,786
Scripps Networks Interactive
3.50% 6/15/22	2,600,000	2,561,762
#Sky 144A 2.625% 9/16/19	1,000,000	994,210

		22,789,297

Metals & Mining–0.89%
Freeport-McMoRan
2.30% 11/14/17	2,600,000	2,593,469
#@Glencore Finance Canada 144A
2.05% 10/23/15	2,500,000	2,506,588

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Glencore Funding 144A
1.70% 5/27/16	3,300,000	$3,304,435

		8,404,492

Oil, Gas & Consumable Fuels–10.30%
•BG Energy Capital
6.50% 11/30/72	4,200,000	4,508,154
•Canadian Natural Resources
0.657% 3/30/16	3,150,000	3,144,881
•Conocophillips 1.176% 5/15/22	4,800,000	4,842,797
#Enable Midstream Partners
144A 2.40% 5/15/19	700,000	677,032
Energy Transfer Partners
9.00% 4/15/19	2,000,000	2,401,606
9.70% 3/15/19	851,000	1,050,037
ENI Finance USA
0.00% 10/26/15	7,000,000	6,999,272
Enterprise Products Operating
1.25% 8/13/15	5,178,000	5,180,573
Georgia-Pacific
#144A 2.539% 11/15/19	4,400,000	4,400,339
#144A 5.40% 11/1/20	700,000	782,307
#Harvest Operations 144A
2.125% 5/14/18	1,000,000	1,006,100
#IPIC GMTN 144A 3.75% 3/1/17	2,000,000	2,077,500
Kinder Morgan
4.30% 6/1/25	200,000	193,462
7.25% 6/1/18	1,000,000	1,128,542
Kinder Morgan Energy Partners
5.80% 3/1/21	700,000	776,071
6.00% 2/1/17	2,500,000	2,663,425
#Kinder Morgan Finance 144A
6.00% 1/15/18	1,800,000	1,951,333
Korea National Oil
3.125% 4/3/17	2,250,000	2,310,053
#144A 3.125% 4/3/17	1,500,000	1,540,035
4.00% 10/27/16	3,650,000	3,782,955
Marathon Oil 2.70% 6/1/20	1,000,000	993,101
Petrobras Global Finance
•1.896% 5/20/16	2,900,000	2,864,301
•2.415% 1/15/19	400,000	370,800
•2.643% 3/17/17	4,600,000	4,529,620
•3.163% 3/17/20	800,000	760,800
3.25% 3/17/17	400,000	395,444
Petroleos Mexicanos
5.75% 3/1/18	1,000,000	1,090,330
Pioneer Natural Resources
6.65% 3/15/17	2,195,000	2,374,694
6.875% 5/1/18	800,000	898,840
Plains All American Pipeline
2.60% 12/15/19	2,300,000	2,292,633

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Rockies Express Pipeline 144A
6.85% 7/15/18	900,000	$964,125
Sinopec Group Overseas Development 2014
#•144A 1.051% 4/10/17	6,500,000	6,494,813
•1.191% 4/10/19	200,000	199,814
#144A 1.75% 4/10/17	2,500,000	2,503,587
Southwestern Energy
4.05% 1/23/20	200,000	205,748
7.50% 2/1/18	1,000,000	1,116,478
Tennessee Gas Pipeline
7.50% 4/1/17	2,212,000	2,416,610
Transocean 4.95% 11/15/15	2,000,000	2,027,600
Weatherford International
5.50% 2/15/16	7,800,000	7,968,106
Woodside Finance
#144A 3.65% 3/5/25	800,000	769,842
#144A 4.60% 5/10/21	1,900,000	2,037,957
#144A 8.75% 3/1/19	2,000,000	2,418,640

		97,110,357

Pharmaceuticals–1.98%
AbbVie
1.75% 11/6/17	3,000,000	3,009,576
2.50% 5/14/20	300,000	297,259
Actavis 1.875% 10/1/17	3,290,000	3,295,734
Actavis Funding
•1.543% 3/12/20	1,000,000	1,012,225
1.85% 3/1/17	2,800,000	2,814,812
3.00% 3/12/20	3,900,000	3,918,595
Cardinal Health 1.95% 6/15/18	1,800,000	1,804,311
Express Scripts Holding
2.25% 6/15/19	60,000	59,570
#Forest Laboratories 144A
4.375% 2/1/19	1,400,000	1,482,912
Mylan 2.60% 6/24/18	1,000,000	1,007,952

		18,702,946

Road & Rail–0.32%
•Kansas City Southern de Mexico
0.979% 10/28/16	3,000,000	2,987,556

		2,987,556

Semiconductors & Semiconductor Equipment–0.11%
KLA-Tencor 3.375% 11/1/19	1,000,000	1,028,199

		1,028,199

Software–0.44%
Symantec
2.75% 9/15/15	1,000,000	1,003,501
2.75% 6/15/17	3,100,000	3,139,730

		4,143,231

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail–0.49%
•Lowe’s 0.702% 9/10/19	1,000,000	$1,001,758
Walgreens Boots Alliance
•0.726% 5/18/16	600,000	600,038
1.75% 11/17/17	3,000,000	3,013,527

		4,615,323

Tobacco–1.18%
Altria Group 4.125% 9/11/15	2,900,000	2,916,487
Imperial Tobacco Finance
2.05% 2/11/18	1,500,000	1,494,050
#144A 2.05% 2/11/18	800,000	796,826
Philip Morris International
3.25% 11/10/24	400,000	394,227
Reynolds American
1.05% 10/30/15	3,489,000	3,477,305
3.25% 6/12/20	2,000,000	2,028,102

		11,106,997

Wireless Telecommunication Services–2.87%
•America Movil 1.288% 9/12/16	1,660,000	1,664,064
#@Crown Castle Towers 144A
3.222% 5/15/22	4,500,000	4,428,450
Singtel Group Treasury
2.375% 9/8/17	9,000,000	9,173,349
Sprint Communications
6.00% 12/1/16	1,000,000	1,029,375
8.375% 8/15/17	4,800,000	5,208,000
9.125% 3/1/17	2,400,000	2,604,000
•Verizon Communications
1.816% 9/15/16	2,900,000	2,936,557

		27,043,795

Total Corporate Bonds (Cost $678,945,824)		678,183,454

MUNICIPAL BONDS–0.70%
Educational Enhancement Funding
Series A 1.906% 6/1/17	3,300,000	3,294,720
Energy Northwest
1.793% 7/1/18	300,000	304,635
•State of Texas
Series C-2 0.587% 6/1/19	3,000,000	3,014,820

Total Municipal Bonds (Cost $6,613,062)		6,614,175

NON-AGENCY ASSET-BACKED SECURITIES–9.44%
Accredited Mortgage Loan Trust
•Series 2004-3 2A2
1.387% 10/25/34	27,792	27,736
•Series 2005-3 A1
0.42% 9/25/35	327,813	327,047

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ameriquest Mortgage Securities
Trust Series 2006-R2 A2B
0.367% 4/25/36		321,013	$319,672
•Amortizing Residential
Collateral Trust Series 2004-1
A5 1.187% 10/25/34		115,002	113,098
•Avoca CLO V Series V-X A1B
0.352% 8/3/22	EUR	195,246	217,179
#•Babson CLO Series 2012-2A
A1R 144A 1.674% 5/15/23		2,200,000	2,198,900
•Bear Stearns Asset-Backed
Securities I Trust Series
2004-BO1 M4 1.387% 10/25/34		1,046,000	1,036,685
•Bear Stearns Asset-Backed
Securities Trust Series 2003-2
A3 1.687% 3/25/43		110,530	108,065
California Republic Auto
Receivables Trust Series
2014-4 A2 0.77% 9/15/17		4,684,475	4,685,805
#•Carlyle Global Market
Strategies CLO Series 2012-1A
AR 144A 1.505% 4/20/22		2,000,000	1,998,000
CIFC Funding
#•Series 2011-1AR A1R 144A
1.575% 1/19/23		1,392,212	1,390,820
#•Series 2012-2A A1R 144A
1.634% 12/5/24		2,200,000	2,198,900
#•COA Summit CLO Series
2014-1A A1 144A
1.625% 4/20/23		2,200,000	2,198,900
•Cordatus CLO I Series 2006-1X
A1 0.37% 1/30/24	EUR	7,785,912	8,611,064
#Dell Equipment Finance Trust
Series 2014-1 A2 144A
0.64% 7/22/16		1,227,608	1,227,878
#•@Drug Royalty II Series 2014-1 A1
144A 3.081% 7/15/23		272,006	275,663
#•Dryden XXII Senior Loan Fund
Series 2011-22A A1R 144A
1.445% 1/15/22		1,980,493	1,965,243
#@Eagle I Series 2014-1A A1 144A
2.57% 12/15/39		875,000	873,337
#Exeter Automobile Receivables
Trust Series 2014-2A A 144A
1.06% 8/15/18		22,056	22,023
#•Galaxy XI CLO Series 2011-11A
A 144A 1.566% 8/20/22		2,500,000	2,496,500
•GSAA Home Equity Trust Series
2004-11 2A2 0.827% 12/25/34		165,070	162,160

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Highbridge Loan Management
Series 2012-1AR A1R 144A
1.436% 9/20/22		5,000,000	$4,992,500
•Jubilee CDO IV Series IV-X B1
0.828% 10/15/19	EUR	677,878	750,551
#•KVK CLO Series 2012-1A A 144A
1.645% 7/15/23		4,000,000	3,998,000
#•LCM XII Series 12A AR 144A
1.54% 10/19/22		9,000,000	8,956,800
#•Madison Park Funding Series
2011-7A A 144A
1.536% 6/15/22		945,199	944,159
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A
0.886% 9/16/24		1,018,375	1,016,635
#•Series 2015-AA A2B 144A
1.386% 12/15/28		2,500,000	2,527,405
#•Ocean Trails CLO I Series
2006-1A A1 144A
0.526% 10/12/20		1,556,101	1,524,357
#•OHA Intrepid Leveraged Loan
Fund Series 2011-1AR AR
144A 1.195% 4/20/21		2,144,289	2,142,574
#Onemain Financial Issuance
Trust Series 2015-2A A 144A
2.57% 7/18/25		4,000,000	4,003,040
•Option One Mortgage Loan
Trust Series 2005-5 A3
0.397% 12/25/35		1,203,483	1,193,434
Santander Drive Auto
Receivables Trust Series
2014-1 A2A 0.66% 6/15/17		13,766	13,765
Securitized Asset-Backed
Receivables Trust Series
2006-OP1 0.525% 10/25/35		5,000,000	4,809,685
•Skellig Rock Series 2006-1X A1
0.269% 11/30/22	EUR	185,804	206,811
•SLM Private Credit Student
Loan Trust Series 2005-A A3
0.486% 6/15/23		4,788,359	4,662,818
•Specialty Underwriting &
Residential Finance Trust
Series 2005-AB1 M1
0.617% 3/25/36		451,730	443,151
#•Symphony CLO Series
2012-10AR AR 144A
1.544% 7/23/23		250,000	249,550
#•Symphony CLO VIII Series
2012-8AR AR 144A
1.374% 1/9/23		6,435,178	6,429,387
#•Venture XI CLO Series
2012-11AR AR 144A
1.575% 11/14/22		3,400,000	3,398,300

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Voya CLO
#•Series 2012-2AR AR 144A
1.575% 10/15/22		2,000,000	$1,992,200
#•Series 2012-3AR AR 144A
1.615% 10/15/22		600,000	599,700
•Wood Street CLO 1 Series I B
0.435% 11/22/21	EUR	1,500,000	1,629,883

Total Non-Agency Asset-Backed Securities (Cost $89,175,440)			88,939,380

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.77%
#•BCAP Trust Series 2009-RR4
9A1 144A 2.546% 10/26/35		140,226	139,060
Bear Stearns ARM Trust
•Series 2003-1 5A1
2.249% 4/25/33		93,927	93,881
•Series 2005-5 A1
2.16% 8/25/35		1,040,324	1,047,849
•Credit Suisse First Boston
Mortgage Securities Series
2003-AR18 2A3
2.288% 7/25/33		19,137	18,958
•Eurosail-UK Series 2007-4X A2A
0.871% 6/13/45	GBP	1,468,446	2,292,153
•Granite Mortgages Series
2004-3 2A1 0.561% 9/20/44		173,280	172,795
•GSR Mortgage Loan Trust
Series 2005-5F 8A1
0.687% 6/25/35		997,661	968,658
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A
2.224% 5/25/33		23,139	22,374
•Series 2005-2 1A
1.673% 10/25/35		65,118	63,010
•New York Mortgage Trust Series
2005-3 A1 0.427% 2/25/36		1,701,265	1,571,340
•Prime Mortgage Trust Series
2004-CL1 2A2 0.587% 2/25/19		231	228
•Sequoia Mortgage Trust Series
2004-6 A1 1.908% 7/20/34		17,780	17,430
•Structured Adjustable Rate
Mortgage Loan Trust Series
2004-6 3A2 2.447% 6/25/34		233,060	232,854
•Structured Asset Mortgage
Investments II Trust Series
2005-AR5 A3 0.438% 7/19/35		617,992	588,779

Total Non-Agency Collateralized Mortgage Obligations (Cost $7,156,755)			7,229,369

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS–0.87%
Community Health Systems Tranche F 1st Lien
3.25% 12/31/18		4,089,750	$4,094,658
FCA US (Chrysler)
3.50% 5/24/17		4,078,756	4,078,532

Total Senior Secured Loans (Cost $8,175,624)			8,173,190

ΔSOVEREIGN BONDS–2.23%
Brazil–2.23%
Brazil Letras do Tesouro Nacional
≠0.396% 1/1/16	BRL	30,700,000	9,222,112
≠13.585% 7/1/16	BRL	42,000,000	11,812,372

Total Sovereign Bonds (Cost $23,546,928)			21,034,484

U.S. TREASURY OBLIGATIONS–5.74%
U.S. Treasury Notes
×0.50% 4/30/17		15,000,000	14,976,570
×0.625% 12/31/16		39,000,000	39,085,332

Total U.S. Treasury Obligations (Cost $53,867,414)			54,061,902

		Number of Shares
PREFERRED STOCK–0.02%
•Citigroup Capital XIII 7.875%		8,500	220,660

Total Preferred Stock (Cost $229,075)			220,660

MONEY MARKET FUND–0.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares		4,462,017	4,462,017

Total Money Market Fund (Cost $4,462,017)			4,462,017

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–1.39%
Certificates of Deposit–0.34%
Kookmin Bank New York
0.75% 7/15/15	3,200,000	$3,200,032

		3,200,032

Discount Note–0.31%
Fannie Mae Discount Notes
0.001% 7/15/15	2,900,000	2,899,988

		2,899,988

Discounted Commercial Paper–0.73%
Tesco Treasury Services
≠0.959% 8/18/15	5,100,000	5,084,055
≠1.01% 8/17/15	1,800,000	1,794,506

		6,878,561

U.S. Treasury Obligations–0.01%
U.S. Treasury Bill
0.01% 10/15/15	81,000	80,996

		80,996

Total Short-Term Investments (Cost $13,072,177)		13,059,577

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–104.66% (Cost $990,725,081)		$986,286,931

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.11%)
Call Options–(0.08%)
IMM Euro$ exercise price $98.75, expiration date 6/13/16 (CME)	(593)	(622,650)
IMM Euro$ exercise price $99.25, expiration date 3/14/16 (CME)	(418)	(169,813)

		(792,463)

Put Options–(0.03%)
IMM Euro$ exercise price $98.75, expiration date 6/13/16 (CME)	(593)	(144,544)
IMM Euro$ exercise price $99.25, expiration date 3/14/16 (CME)	(418)	(138,463)

		(283,007)

Total Options Written (Premium received ($1,412,493))		(1,075,470)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.55%)		(42,831,571)

NET ASSETS APPLICABLE TO 93,433,371 SHARES OUTSTANDING–100.00%		$942,379,890

NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND STANDARD CLASS ($827,714,137 / 82,054,625 Shares)		$10.087

NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND SERVICE CLASS ($114,665,753 / 11,378,746 Shares)		$10.077

COMPONENTS OF NET ASSETS AT JUNE 30, 2015
Shares of beneficial interest (unlimited authorization–no par)		$936,936,423
Undistributed net investment income		3,592,764
Accumulated net realized gain on investments.		6,117,144
Net unrealized depreciation of investments, foreign currencies and derivatives		(4,266,441)

Total net assets		$942,379,890

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $284,877,857, which represents 30.23% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

«

Includes $291,822 cash due to broker, $324,546 foreign currencies pledged as collateral for futures contracts, $42,063,750 reverse repurchase agreements, $7,797,655 payable for securities purchased and $36,650 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $46,153,104, which represents 4.90% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

×	Fully or partially pledged as collateral for reverse repurchase agreements and derivatives.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2015:

Foreign Currency Exchange Contracts1

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	AUD	(1,170,000)	USD	891,695	7/2/15	$(10,617)
BNP	BRL	(30,700,000)	USD	10,753,710	1/5/16	1,515,538
BNP	BRL	(42,000,000)	USD	12,322,135	7/5/16	98,092
BNP	EUR	(47,083,000)	USD	51,407,020	7/2/15	(1,066,073)
BNP	GBP	(8,660,000)	USD	13,180,098	7/2/15	(425,432)
BNP	GBP	1,011,000	USD	(1,587,928)	8/4/15	54
BNP	ILS	(44,666,000)	USD	11,663,663	8/12/15	(174,310)
BNP	JPY	(1,153,400,000)	USD	9,309,120	8/4/15	(122,799)

						$(185,547)

Futures Contracts1

Contracts to Buy (Sell)		Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
140	Euro-Bobl	$20,142,167	$20,217,460	9/9/15	$75,293
1,393	U.S. Treasury 2 yr Notes	304,676,904	304,979,938	9/30/15	303,034

		$324,819,071			$378,327

Reverse Repurchase Agreements2

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMC – U.S. Treasury Notes	0.20%	6/9/15	7/9/15	$(3,513,125)	$(3,513,554)
JPMC – U.S. Treasury Notes	0.20%	6/24/15	7/8/15	(14,962,500)	(14,963,082)
JPMC – U.S. Treasury Notes	0.23%	6/25/15	7/9/15	(22,484,000)	(22,484,862)
JPMC – U.S. Treasury Notes	0.35%	6/24/15	7/8/15	(1,104,125)	(1,104,200)

				$(42,063,750)	$(42,065,698)

Swap Contracts1

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
CSFB - CME 4 yr IRS	$1,600,000	2.000%	0.281%	12/16/19	$(5,235)
CSFB - CME 7 yr IRS	4,800,000	2.250%	0.281%	12/16/22	(24,299)
CSFB - LCH 5 yr IRS	56,000,000	2.000%	0.281%	12/16/20	(215,634)
CSFB - LCH 7 yr IRS	14,000,000	2.250%	0.282%	12/16/22	(110,299)

	$76,400,000				$(355,467)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, notional values and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

2See Note 1 in “Notes to Financial Statements.”

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BNP–Banque Paribas

BRL–Brazilian Real

CDO–Collateralized Debt Obligation

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

CSFB–Credit Suisse First Boston

EUR–Euro

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

ILS–Israeli Shekel

IMM–International Monetary Market

IRS–Interest Rate Swap

JPMC–JPMorgan Chase

JPY–Japanese Yen

LCH–London Clearing House

USD–U.S. Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

LVIP PIMCO Low Duration Bond Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$6,789,893
Dividends	11,989

6,801,882

EXPENSES:
Management fees	2,191,853
Accounting and administration expenses	104,326
Distribution fees-Service Class	99,954
Professional fees.	31,012
Interest expenses	27,344
Pricing fees	16,857
Custodian fees	13,354
Trustees’ fees and expenses	9,558
Reports and statements to shareholders	6,575
Consulting fees	265
Other	1,569

Total operating expenses	2,502,667

NET INVESTMENT INCOME	4,299,215

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,417,070
Foreign currencies	(1,072,449)
Foreign currency exchange contracts	4,585,417
Futures contracts	2,426,382
Options written	1,143,932
Swap contracts	(1,466,768)

Net realized gain	8,033,584

Net change in unrealized appreciation (depreciation) of:
Investments	183,777
Foreign currencies	9,825
Foreign currency exchange contracts	(1,534,576)
Futures contracts	1,666,595
Options written	337,023
Swap contracts	(223,380)

Net change in unrealized appreciation (depreciation)	439,264

NET REALIZED AND UNREALIZED GAIN	8,472,848

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,772,063

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/15 (unaudited)	5/1/14* to 12/31/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,299,215	$2,848,981
Net realized gain	8,033,584	1,145,871
Net change in unrealized appreciation (depreciation)	439,264	(4,705,705)

Net increase (decrease) in net assets resulting from operations	12,772,063	(710,853)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,158,583)
Service Class	—	(258,384)
Net realized gain:
Standard Class	—	(1,127,684)
Service Class	—	(77,065)

	—	(6,621,716)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	50,965,691	785,795,931
Service Class	72,210,649	77,206,096
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,286,267
Service Class	—	335,449

	123,176,340	869,623,743

Cost of shares redeemed:
Standard Class	(14,620,417)	(5,607,336)
Service Class	(15,645,226)	(19,986,708)

	(30,265,643)	(25,594,044)

Increase in net assets derived from capital share transactions	92,910,697	844,029,699

NET INCREASE IN NET ASSETS	105,682,760	836,697,130
NET ASSETS:
Beginning of period	836,697,130	—

End of period	$942,379,890	$836,697,130

Undistributed (distribution in excess) of net investment income	$3,592,764	$(706,451)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund

Financial Highlights

Select data for each share of the Fund outstanding throughout each period were as follows:

LVIP PIMCO Low Duration Bond Fund Standard Class

	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$9.939	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.050	0.062
Net realized and unrealized gain (loss)	0.098	(0.042)

Total from investment operations	0.148	0.020

Less dividends and distributions from:
Net investment income	—	(0.066)
Net realized gain	—	(0.015)

Total dividends and distributions	—	(0.081)

Net asset value, end of period	$10.087	$9.939

Total return[4]	1.39%	0.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$827,714	$779,587
Ratio of expenses to average net assets[5]	0.55%	0.57%
Ratio of net investment income to average net assets[6]	1.00%	0.92%
Portfolio turnover	188%	1,173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]

The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2015 and the period ended May 1, 2014 through December 31, 2014 was 0.54% and 0.55%, respectively.

[6]

The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2015 and the period ended May 1, 2014 through December 31, 2014 was 1.00% and 0.94%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

LVIP PIMCO Low Duration Bond Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)	5/1/14[2] to 12/31/14
Net asset value, beginning of period	$9.941	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.038	0.045
Net realized and unrealized gain (loss)	0.098	(0.040)

Total from investment operations	0.136	0.005

Less dividends and distributions from:
Net investment income	—	(0.049)
Net realized gain	—	(0.015)

Total dividends and distributions	—	(0.064)

Net asset value, end of period	$10.077	$9.941

Total return[4]	1.27%	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,666	$57,110
Ratio of expenses to average net assets[5]	0.80%	0.82%
Ratio of net investment income to average net assets[6]	0.75%	0.67%
Portfolio turnover	188%	1,173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]

The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2015 and the period ended May 1, 2014 through December 31, 2014 was 0.79% and 0.80%, respectively.

[6]

The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2015 and the period ended May 1, 2014 through December 31, 2014 was 0.75% and 0.69%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates the portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The gains or losses attribute to change in foreign exchange rates is included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy

LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2015, the Fund held no investments in repurchase agreements.

Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the Investment Company Act of 1940. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or Net Asset Value (NAV) will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended June 30, 2015, the Fund had average reverse repurchase agreements of $48,196,343, for which it paid interest at an average rate of 0.03%. At June 30, 2015, the Fund posted $42,063,750 in securities as collateral for reverse repurchase agreeements.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.50% of the average daily net assets of the Fund.

Prior to May 1, 2015, LIAC had contractually agreed to waive its fees and/or reimbursed the Fund to the extent that the Fund’s annual operating expenses exceeded 0.60% of the Fund’s average daily net assets for the Standard Class and 0.85% for the Service Class.

Pacific Investment Management Company (PIMCO) (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$19,016
Legal	5,223

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,666 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement

LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$381,142
Distribution fees payable to LFD	21,445
Printing and mailing fees payable to Lincoln Life	437

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$387,307,027
Purchases of U.S. government securities	1,313,599,573
Sales other than U.S. government securities	126,197,591
Sales of U.S. government securities	1,516,013,832

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$990,725,081

Aggregate unrealized appreciation	$2,170,059
Aggregate unrealized depreciation	(6,608,209)

Net unrealized depreciation	$(4,438,150)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Agency Obligations	$—	$53,622,949	$53,622,949
Commercial Mortgage-Backed Securities	—	50,685,774	50,685,774
Corporate Bonds	—	678,183,454	678,183,454
Municipal Bonds	—	6,614,175	6,614,175
Non-Agency Asset-Backed Securities	—	88,939,380	88,939,380
Non-Agency Collateralized Mortgage Obligations	—	7,229,369	7,229,369
Senior Secured Loans	—	8,173,190	8,173,190
Sovereign Bonds	—	21,034,484	21,034,484
U.S. Treasury Obligations	—	54,061,902	54,061,902
Preferred Stock	220,660	—	220,660
Money Market Fund	4,462,017	—	4,462,017
Short-Term Investments	—	13,059,577	13,059,577

Total	$4,682,677	$981,604,254	$986,286,931

Foreign Currency Exchange Contracts	$—	$(185,547)	$(185,547)

Futures Contracts	$378,327	$—	$378,327

Reverse Repurchase Agreements	$(42,063,750)	$—	$(42,063,750)

Swap Contracts	$—	$(355,467)	$(355,467)

Options Written	$—	$(1,075,470)	$(1,075,470)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Short-Term Investments	Total
Balance as of 12/31/14	$7,928,432	$3,202,880	$11,131,312
Transfers out of Level 3	(7,928,432)	(3,202,880)	(11,131,312)

Balance as of 6/30/15	$—	$—	$—

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/15	$—	$—	$—

There were no Level 3 invesments at the end of the period.

During the six months ended June 30, 2015, transfers out of Level 3 investments into Level 2 investments were made in the amount of $11,131,312 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	5/1/14* to 12/31/14
Shares sold:
Standard Class	5,076,459	78,360,442
Service Class	7,194,930	7,703,091
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	632,803
Service Class	—	33,754

	12,271,389	86,730,090

Shares redeemed:
Standard Class	(1,456,995)	(558,084)
Service Class	(1,560,805)	(1,992,224)

	(3,017,800)	(2,550,308)

Net increase	9,253,589	84,179,782

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2015, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When

LVIP PIMCO Low Duration Bond Fund–21

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Transactions in options written during the six months ended June 30, 2015, for the Fund were as follows:

Call Options	Number of contracts	Premiums
Options outstanding at December 31, 2014	—	$—
Options written	301,286,803	2,137,912
Options expired	(133,404,000)	(246,524)
Options exercised.	(167,881,792)	(1,308,678)

Options outstanding at June 30, 2015	1,011	$582,710

Put Options	Number of contracts	Premiums
Options outstanding at December 31, 2014	—	$—
Options written	5,962,803	2,359,040
Options exercised.	(5,961,792)	(1,529,257)
Options outstanding at June 30, 2015	1,011	$829,783

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller

LVIP PIMCO Low Duration Bond Fund–22

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty. At June 30, 2015, there were no open CDS contracts.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$1,613,684	Liabilities net of receivables and other assets	$(1,799,231)
Currency exchange contracts (Options written)	Liabilities net of receivables and other assets	337,023	Liabilities net of receivables and other assets	—
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	378,327	Liabilities net of receivables and other assets	—
Interest rate contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(355,467)

Total		$2,329,034		$(2,154,698)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$4,585,417	$(1,534,576)
Currency exchange contracts (Options written)	Net realized gain (loss) on options written and net change in unrealized appreciation (depreciation) of options written	891,057	337,023
Currency exchange contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	348,888	—
Interest rate contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,077,494	1,666,595
Interest rate contracts (Options written)	Net realized gain (loss) on options written and net change in unrealized appreciation (depreciation) of options written	252,875	—
Credit contracts (Swap contracts)	Net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,626,404)	(81,156)
Interest rate contracts (Swap contracts)	Net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	159,636	(142,224)

LVIP PIMCO Low Duration Bond Fund–23

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Total	$6,688,963	$245,662

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	981,556	USD	80,513,917
Futures contracts (average notional value)	USD	526,096,924	USD	362,206,679
Options contracts (average notional value)	USD	—	USD	2,290,364
CDS contracts (average notional value)**	EUR	—	EUR	120,968
CDS contracts (average notional value)**	USD	—	USD	2,727,581
Interest rate swap contracts (average notional value)	USD	225,297,581	USD	—

**Asset represents buying protection and liability represents selling protection.

At June 30, 2015, the Fund posted $2,533,531 of securities as collateral for certain open derivatives. The Fund also received $193,000 cash as collateral for open derivatives which can be reinvested in money market funds, and is recognized in the Statement of Net Assets. The obligation to return the collateral is also recognized as a liability in the Statement of Net Assets. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the counterparty due to any loss on the collateral invested.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas	$1,613,684	$(1,799,231)	$(185,547)
Credit Suisse First Boston.	—	(355,467)	(355,467)

Total	$1,613,684	$(2,154,698)	$(541,014)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount[a]
BNP Paribas	$(185,547)	$—	$—	$—	$185,547	$—
Credit Suisse First Boston	(355,467)	—	—	—	—	(355,467)

Total.	$(541,014)	$—	$—	$—	$185,547	$(355,467)

aNet represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

LVIP PIMCO Low Duration Bond Fund–24

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP PIMCO Low Duration Bond Fund–25

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP PIMCO Low Duration Bond Fund–26

LVIP SSgA Index Allocation Funds

LVIP SSgA Conservative Index Allocation Fund

LVIP SSgA Moderate Index Allocation Fund

LVIP SSgA Moderately Aggressive Index Allocation Fund

LVIP SSgA Structured Allocation Funds

LVIP SSgA Conservative Structured Allocation Fund

LVIP SSgA Moderate Structured Allocation Fund

LVIP SSgA Moderately Aggressive Structured Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP SSgA Allocation Funds

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Allocation Funds

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Conservative Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,010.60	0.20%	$1.00
Service Class Shares	1,000.00	1,009.40	0.45%	2.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderate Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,017.90	0.19%	$0.95
Service Class Shares	1,000.00	1,016.70	0.44%	2.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

LVIP SSgA Moderately Aggressive Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,021.70	0.19%	$0.95
Service Class Shares	1,000.00	1,020.40	0.44%	2.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

LVIP SSgA Allocation Funds–1

LVIP SSgA Allocation Funds

Disclosure

      OF FUND EXPENSES (continued)

LVIP SSgA Conservative Structured Allocation Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,012.50	0.19%	$0.95
Service Class Shares	1,000.00	1,011.30	0.44%	2.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

LVIP SSgA Moderate Structured Allocation Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,020.60	0.17%	$0.85
Service Class Shares	1,000.00	1,019.40	0.42%	2.10
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.95	0.17%	$0.85
Service Class Shares	1,000.00	1,022.71	0.42%	2.11

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,024.80	0.18%	$0.90
Service Class Shares	1,000.00	1,023.50	0.43%	2.16
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.90	0.18%	$0.90
Service Class Shares	1,000.00	1,022.66	0.43%	2.16

*“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests significantly all of its assets in other investment companies, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSgA Allocation Funds–2

LVIP SSgA Index Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2015

LVIP SSgA Conservative Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	86.06%
Equity Funds	21.93%
Fixed Income Fund	50.39%
International Equity Fund	13.74%
Unaffiliated Investment Companies	14.07%
Fixed Income Fund	10.12%
International Equity Fund	3.95%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%	)
Total Net Assets	100.00%

LVIP SSgA Moderate Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	83.94%
Equity Funds	33.98%
Fixed Income Fund	30.29%
International Equity Fund	19.67%
Unaffiliated Investment Companies	16.30%
Fixed Income Fund	10.13%
International Equity Fund	5.94%
Money Market Fund	0.23%
Total Value of Securities	100.24%
Liabilities Net of Receivables and Other Assets	(0.24%	)
Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	84.96%
Equity Funds	38.03%
Fixed Income Fund	25.27%
International Equity Fund	21.66%
Unaffiliated Investment Companies	14.99%
Fixed Income Fund	5.07%
International Equity Fund	9.91%
Money Market Fund	0.01%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

LVIP SSgA Allocation Funds–3

LVIP SSgA Structured Allocation Funds

Security Type/Sector Allocations (continued)

As of June 30, 2015

LVIP SSgA Conservative Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.97%
Equity Funds	21.93%
Fixed Income Fund	50.39%
International Equity Funds	17.65%
Unaffiliated Investment Company	10.11%
Fixed Income Fund	10.11%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%	)
Total Net Assets	100.00%

LVIP SSgA Moderate Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.95%
Equity Funds	34.02%
Fixed Income Fund	30.35%
International Equity Funds	25.58%
Unaffiliated Investment Companies	10.18%
Fixed Income Fund	10.15%
Money Market Fund	0.03%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%	)
Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	94.88%
Equity Funds	38.06%
Fixed Income Fund	25.31%
International Equity Funds	31.51%
Unaffiliated Investment Company	5.08%
Fixed Income Fund	5.08%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

LVIP SSgA Allocation Funds–4

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–86.06%
Equity Funds–21.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	233,840	$2,458,831
LVIP SSgA S&P 500 Index Fund	940,876	13,939,074
LVIP SSgA Small-Cap Index Fund	59,580	1,682,230

		18,080,135

Fixed Income Fund–50.39%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,643,244	41,540,269

		41,540,269

International Equity Fund–13.74%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,233,378	11,329,814

		11,329,814

Total Affiliated Investment Companies (Cost $62,490,710)		70,950,218

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–14.07%
Fixed Income Fund–10.12%
SPDR® Barclays TIPS ETF	149,679	$8,341,610

		8,341,610

International Equity Fund–3.95%
iShares Core MSCI Emerging Markets ETF	67,872	3,260,571

		3,260,571

Total Unaffiliated Investment Companies (Cost $11,759,731)		11,602,181

TOTAL VALUE OF SECURITIES–100.13% (Cost $74,250,441)	82,552,399
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(108,337)

NET ASSETS APPLICABLE TO 6,661,476 SHARES OUTSTANDING–100.00%	$82,444,062

* Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–5

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.94%
Equity Funds–33.98%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	1,430,925	$15,046,177
LVIP SSgA S&P 500 Index Fund	4,063,987	60,207,965
LVIP SSgA Small-Cap Index Fund	364,468	10,290,764

		85,544,906

Fixed Income Fund–30.29%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	6,688,580	76,263,194

		76,263,194

International Equity Fund–19.67%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	5,391,898	49,529,972

		49,529,972

Total Affiliated Investment Companies (Cost $177,875,642)		211,338,072

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–16.30%
Fixed Income Fund–10.13%
SPDR® Barclays TIPS ETF	457,676	$25,506,284

		25,506,284

International Equity Fund–5.94%
iShares Core MSCI Emerging Markets ETF	311,328	14,956,197

		14,956,197

Money Market Fund–0.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	575,838	575,838

		575,838

Total Unaffiliated Investment Companies (Cost $42,003,455)		41,038,319

TOTAL VALUE OF SECURITIES–100.24% (Cost $219,879,097)	252,376,391
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.24%)	(614,077)

NET ASSETS APPLICABLE TO 18,818,717 SHARES OUTSTANDING–100.00%	$251,762,314

* Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–6

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.96%
Equity Funds–38.03%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	1,530,058	$16,088,565
LVIP SSgA S&P 500 Index Fund	4,035,204	59,781,544
LVIP SSgA Small-Cap Index Fund	417,646	11,792,226

		87,662,335

Fixed Income Fund–25.27%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	5,107,982	58,241,205

		58,241,205

International Equity Fund–21.66%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	5,435,949	49,934,628

		49,934,628

Total Affiliated Investment Companies (Cost $161,822,753)		195,838,168

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–14.99%
Fixed Income Fund–5.07%
SPDR® Barclays TIPS ETF	209,719	$11,687,640

		11,687,640

International Equity Fund–9.91%
iShares Core MSCI Emerging Markets ETF	475,549	22,845,374

		22,845,374

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	30,468	30,468

		30,468

Total Unaffiliated Investment Companies (Cost $35,590,562)		34,563,482

TOTAL VALUE OF SECURITIES–99.95% (Cost $197,413,315)	230,401,650
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	105,362

NET ASSETS APPLICABLE TO 16,897,157 SHARES OUTSTANDING–100.00%	$230,507,012

* Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–7

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.97%
Equity Funds–21.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,012,429	$16,479,305
LVIP SSgA Mid-Cap Index Fund	391,356	4,115,111
LVIP SSgA S&P 500 Index Fund	1,111,446	16,466,079
LVIP SSgA Small-Cap Index Fund	148,407	4,190,271
LVIP SSgA Small-Mid Cap 200 Fund	265,284	4,128,352

		45,379,118

Fixed Income Fund–50.39%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	9,145,838	104,280,839

		104,280,839

International Equity Funds–17.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,454,163	14,162,098
LVIP SSgA Emerging Markets 100 Fund	849,557	8,131,958
LVIP SSgA International Index Fund	1,548,501	14,224,535

		36,518,591

Total Affiliated Investment Companies (Cost $163,430,825)		186,178,548

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–10.11%
Fixed Income Fund–10.11%
SPDR® Barclays TIPS ETF	375,498	$20,926,504

Total Unaffiliated Investment Company (Cost $20,806,442)		20,926,504

TOTAL VALUE OF SECURITIES–100.08% (Cost $184,237,267)	207,105,052
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(163,786)

NET ASSETS APPLICABLE TO 17,230,805 SHARES OUTSTANDING–100.00%	$206,941,266

* Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–8

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.95%
Equity Funds–34.02%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	6,714,253	$109,287,890
LVIP SSgA Mid-Cap Index Fund	3,460,271	36,384,752
LVIP SSgA S&P 500 Index Fund	7,370,634	109,195,949
LVIP SSgA Small-Cap Index Fund	986,793	27,862,087
LVIP SSgA Small-Mid Cap 200 Fund	1,760,453	27,396,168

		310,126,846

Fixed Income Fund–30.35%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	24,259,057	276,601,770

		276,601,770

International Equity Funds–25.58%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	9,182,363	89,427,030
LVIP SSgA Emerging Markets 100 Fund	5,631,509	53,904,808
LVIP SSgA International Index Fund	9,778,672	89,826,880

		233,158,718

Total Affiliated Investment Companies (Cost $694,888,588)		819,887,334

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.18%
Fixed Income Fund–10.15%
SPDR® Barclays TIPS ETF	1,660,195	$92,522,667

		92,522,667

Money Market Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	285,613	285,613

		285,613

Total Unaffiliated Investment Companies (Cost $94,310,272)		92,808,280

TOTAL VALUE OF SECURITIES–100.13% (Cost $789,198,860)	912,695,614
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(1,220,671)

NET ASSETS APPLICABLE TO 70,701,902 SHARES OUTSTANDING–100.00%	$911,474,943

* Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–9

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.88%
Equity Funds–38.06%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	3,908,194	$63,613,679
LVIP SSgA Mid-Cap Index Fund	1,859,175	19,549,226
LVIP SSgA S&P 500 Index Fund	4,290,306	63,560,890
LVIP SSgA Small-Cap Index Fund	706,399	19,945,167
LVIP SSgA Small-Mid Cap 200 Fund	1,260,912	19,622,318

		186,291,280

Fixed Income Fund–25.31%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	10,861,920	123,847,608

		123,847,608

International Equity Funds–31.51%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,427,625	52,859,637
LVIP SSgA Emerging Markets 100 Fund	5,043,433	48,275,737
LVIP SSgA International Index Fund	5,780,160	53,096,545

		154,231,919

Total Affiliated Investment Companies (Cost $386,844,111)		464,370,807

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.08%
Fixed Income Fund–5.08%
SPDR® Barclays TIPS ETF	445,988	$24,854,911

Total Unaffiliated Investment Company (Cost $24,899,686)		24,854,911

TOTAL VALUE OF SECURITIES–99.96% (Cost $411,743,797)	489,225,718
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	217,977

NET ASSETS APPLICABLE TO 36,951,203 SHARES OUTSTANDING–100.00%	$489,443,695

* Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–10

LVIP SSgA Allocation Funds

Statements of Assets and Liabilities

June 30, 2015 (unaudited)

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
ASSETS:
Investments in affiliated investment companies, at value	$70,950,218	$211,338,072	$195,838,168	$186,178,548	$819,887,334	$464,370,807
Investments in unaffiliated investment companies, at value	11,602,181	41,038,319	34,563,482	20,926,504	92,808,280	24,854,911
Receivables for investment companies shares sold	204,162	—	—	44,178	56	102,440
Dividends receivable from investment companies	30,563	139,173	213,352	2	2	3
Expense reimbursement receivable from LIAC	2,692	—	—	—	—	—
Receivables for fund shares sold	238	8,384	45,915	40	184,712	444,804
Cash	—	13	35	—	2	—
Prepaid printing and mailing fees to Lincoln Life	—	—	142	—	—	40

TOTAL ASSETS	82,790,054	252,523,961	230,661,094	207,149,272	912,880,386	489,773,005

LIABILITIES:
Cash overdraft	204,295	—	—	44,166	—	102,490
Payables for fund shares redeemed	95,962	91,204	36,945	76,477	805,993	50,536
Due to manager and affiliates	24,486	74,025	65,991	66,139	293,758	155,934
Accrued expenses payable	21,126	20,624	20,735	21,112	19,513	20,350
Printing and mailing fees payable to Lincoln Life	123	69	—	112	564	—
Payables for investment companies shares purchased	—	575,725	30,411	—	285,615	—

TOTAL LIABILITIES	345,992	761,647	154,082	208,006	1,405,443	329,310

TOTAL NET ASSETS	$82,444,062	$251,762,314	$230,507,012	$206,941,266	$911,474,943	$489,443,695

Investments in affiliated investment companies, at cost	$62,490,710	$177,875,642	$161,822,753	$163,430,825	$694,888,588	$386,844,111
Investments in unaffiliated investment companies, at cost	$11,759,731	$42,003,455	$35,590,562	$20,806,442	$94,310,272	$24,899,686

Standard Class:
Net Assets	$13,761,565	$44,701,458	$52,032,646	$8,870,744	$48,165,041	$33,699,256
Shares Outstanding	1,110,656	3,337,391	3,806,375	737,634	3,730,472	2,540,230
Net Asset Value Per Share	$12.390	$13.394	$13.670	$12.026	$12.911	$13.266

Service Class:
Net Assets	$68,682,497	$207,060,856	$178,474,366	$198,070,522	$863,309,902	$455,744,439
Shares Outstanding	5,550,820	15,481,326	13,090,782	16,493,171	66,971,430	34,410,973
Net Asset Value Per Share	$12.373	$13.375	$13.634	$12.009	$12.891	$13.244

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$75,135,192	$219,419,149	$197,472,841	$186,540,155	$797,155,356	$423,928,388
Accumulated net investment loss	(31,501)	(348,203)	(221,619)	(451,037)	(1,904,718)	(1,000,116)
Accumulated net realized gain (loss) on investments	(961,587)	194,074	267,455	(2,015,637)	(7,272,449)	(10,966,498)
Net unrealized appreciation of investments	8,301,958	32,497,294	32,988,335	22,867,785	123,496,754	77,481,921

Total net assets	$82,444,062	$251,762,314	$230,507,012	$206,941,266	$911,474,943	$489,443,695

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds—11

LVIP SSgA Allocation Funds

Statements of Operations

Six Months Ended June 30, 2015 (unaudited)

LVIP SSgA Conservative Index Allocation Fund		LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$30,566	$139,179	$213,361	$4	$4	$5

EXPENSES:
Management fees	99,118	304,848	280,974	260,786	1,155,758	608,204
Distribution expenses-Service Class	82,783	258,110	221,787	250,187	1,099,623	570,412
Accounting and administration expenses	17,505	22,871	22,245	21,832	45,121	30,782
Professional fees	10,276	11,660	11,542	11,596	18,248	14,071
Reports and statements to shareholders	2,652	5,218	4,605	4,528	26,337	7,945
Custodian fees	1,165	2,107	2,007	2,248	6,329	3,582
Consulting fees	877	936	928	928	1,187	1,023
Trustees’ fees and expenses	876	2,787	2,540	2,424	10,663	5,550
Pricing fees	89	97	98	92	123	106
Other	234	687	644	734	3,636	1,728

	215,575	609,321	547,370	555,355	2,367,025	1,243,403
Less management fees waived	(39,647)	(121,939)	(112,390)	(104,314)	(462,303)	(243,282)
Less expenses reimbursed	(13,851)	—	—	—	—	—

Total operating expenses	162,077	487,382	434,980	451,041	1,904,722	1,000,121

NET INVESTMENT LOSS	(131,511)	(348,203)	(221,619)	(451,037)	(1,904,718)	(1,000,116)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	414,148	2,420,111	2,601,739	1,709,305	6,296,915	2,401,288
Sale of investments in unaffiliated investment companies	(35,962)	(130,602)	(163,104)	(51,186)	(221,331)	(36,996)

Net realized gain	378,186	2,289,509	2,438,635	1,658,119	6,075,584	2,364,292

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	379,763	1,615,098	1,545,511	1,307,124	14,229,097	9,946,254
Investments in unaffiliated investment companies	52,178	288,790	507,300	(23,741)	(142,533)	(62,595)

Net change in unrealized appreciation (depreciation)	431,941	1,903,888	2,052,811	1,283,383	14,086,564	9,883,659

NET REALIZED AND UNREALIZED GAIN	810,127	4,193,397	4,491,446	2,941,502	20,162,148	12,247,951

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$678,616	$3,845,194	$4,269,827	$2,490,465	$18,257,430	$11,247,835

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds—12

LVIP SSgA Allocation Funds

Statements of Changes in Net Assets

	LVIP SSgA Conservative Index Allocation Fund		LVIP SSgA Moderate Index Allocation Fund		LVIP SSgA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(131,511)	$1,189,271	$(348,203)	$3,655,357	$(221,619)	$3,441,884
Net realized gain	378,186	74,857	2,289,509	862,465	2,438,635	903,535
Net change in unrealized appreciation (depreciation)	431,941	1,920,316	1,903,888	4,173,845	2,052,811	3,017,723

Net increase in net assets resulting from operations	678,616	3,184,444	3,845,194	8,691,667	4,269,827	7,363,142

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(207,286)	—	(648,593)	—	(892,508)
Service Class	—	(1,018,282)	—	(3,686,553)	—	(3,333,396)
Net realized gain:
Standard Class	—	(73,276)	—	(91,798)	—	(135,937)
Service Class	—	(423,604)	—	(676,803)	—	(661,623)

	—	(1,722,448)	—	(5,103,747)	—	(5,023,464)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,664,895	4,797,739	13,821,915	21,759,262	11,089,761	23,764,663
Service Class	9,759,789	14,430,960	16,119,181	37,024,316	18,062,735	21,355,815
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	280,562	—	740,391	—	1,028,445
Service Class	—	1,441,886	—	4,363,356	—	3,995,019

	12,424,684	20,951,147	29,941,096	63,887,325	29,152,496	50,143,942

Cost of shares redeemed:
Standard Class	(620,596)	(668,184)	(1,576,646)	(2,350,073)	(2,249,834)	(2,261,262)
Service Class	(7,562,017)	(13,024,986)	(18,882,277)	(25,836,200)	(19,620,930)	(21,119,961)

	(8,182,613)	(13,693,170)	(20,458,923)	(28,186,273)	(21,870,764)	(23,381,223)

Increase in net assets derived from capital share transactions	4,242,071	7,257,977	9,482,173	35,701,052	7,281,732	26,762,719

NET INCREASE IN NET ASSETS	4,920,687	8,719,973	13,327,367	39,288,972	11,551,559	29,102,397
NET ASSETS:
Beginning of period	77,523,375	68,803,402	238,434,947	199,145,975	218,955,453	189,853,056

End of period	$82,444,062	$77,523,375	$251,762,314	$238,434,947	$230,507,012	$218,955,453

Undistributed (accumulated) net investment income (loss)	$(31,501)	$100,010	$(348,203)	$—	$(221,619)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds—13

LVIP SSgA Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP SSgA Conservative Structured Allocation Fund		LVIP SSgA Moderate Structured Allocation Fund		LVIP SSgA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(451,037)	$3,497,021	$(1,904,718)	$16,595,745	$(1,000,116)	$9,121,653
Net realized gain	1,658,119	2,194,268	6,075,584	12,537,049	2,364,292	4,734,222
Net change in unrealized appreciation (depreciation)	1,283,383	4,769,335	14,086,564	19,204,847	9,883,659	8,710,774

Net increase in net assets resulting from operations	2,490,465	10,460,624	18,257,430	48,337,641	11,247,835	22,566,649

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(196,699)	—	(1,069,767)	—	(805,931)
Service Class	—	(4,425,476)	—	(21,887,548)	—	(11,944,317)
Net realized gain:
Standard Class	—	(117,662)	—	(301,063)	—	(268,773)
Service Class	—	(2,577,096)	—	(7,928,111)	—	(5,039,598)

	—	(7,316,933)	—	(31,186,489)	—	(18,058,619)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	994,948	6,584,330	9,807,135	19,161,613	6,235,584	15,138,608
Service Class	16,976,261	25,157,336	25,393,952	55,045,042	18,827,745	50,875,226
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	314,361	—	1,370,830	—	1,074,704
Service Class	—	7,002,572	—	29,815,659	—	16,983,915

	17,971,209	39,058,599	35,201,087	105,393,144	25,063,329	84,072,453

Cost of shares redeemed:
Standard Class	(315,669)	(2,684,814)	(2,183,474)	(2,545,950)	(1,300,656)	(2,091,197)
Service Class	(23,480,867)	(32,459,985)	(66,356,875)	(137,526,105)	(24,902,178)	(50,056,396)

	(23,796,536)	(35,144,799)	(68,540,349)	(140,072,055)	(26,202,834)	(52,147,593)

Increase (decrease) in net assets derived from capital share transactions	(5,825,327)	3,913,800	(33,339,262)	(34,678,911)	(1,139,505)	31,924,860

NET INCREASE (DECREASE) IN NET ASSETS	(3,334,862)	7,057,491	(15,081,832)	(17,527,759)	10,108,330	36,432,890
NET ASSETS:
Beginning of period	210,276,128	203,218,637	926,556,775	944,084,534	479,335,365	442,902,475

End of period	$206,941,266	$210,276,128	$911,474,943	$926,556,775	$489,443,695	$479,335,365

Accumulated net investment loss	$(451,037)	$—	$(1,904,718)	$—	$(1,000,116)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds—14

LVIP SSgA Conservative Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended			8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$12.260		$11.996	$11.404	$10.751	$10.520	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.008)		0.225	0.188	0.244	0.421	0.190
Net realized and unrealized gain (loss)	0.138		0.342	0.587	0.730	(0.137)	0.330

Total from investment operations	0.130		0.567	0.775	0.974	0.284	0.520

Less dividends and distributions from:
Net investment income	—		(0.223)	(0.183)	(0.317)	(0.053)	—
Net realized gain	—		(0.080)	—	(0.004)	— [4]	—

Total dividends and distributions	—		(0.303)	(0.183)	(0.321)	(0.053)	—

Net asset value, end of period	$12.390		$12.260	$11.996	$11.404	$10.751	$10.520

Total return[5]	1.06%		4.73%	6.80%	9.10%	2.69%	5.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,762		$11,603	$7,043	$1,649	$149	$22
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.33%		0.34%	0.38%	0.43%	0.76%	27.19%
Ratio of net investment income (loss) to average net assets	(0.12%	)	1.82%	1.59%	2.16%	3.94%	4.43%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.25%	)	1.68%	1.41%	1.92%	3.38%	(22.56%	)
Portfolio turnover	10%		16%	39%	25%	35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $1 was made which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–15

LVIP SSgA Conservative Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended			8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$12.258		$11.995	$11.404	$10.754	$10.511	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)		0.194	0.157	0.215	0.395	0.182
Net realized and unrealized gain (loss)	0.138		0.341	0.588	0.730	(0.138)	0.329

Total from investment operations	0.115		0.535	0.745	0.945	0.257	0.511

Less dividends and distributions from:
Net investment income	—		(0.192)	(0.154)	(0.291)	(0.014)	—
Net realized gain	—		(0.080)	—	(0.004)	— [4]	—

Total dividends and distributions	—		(0.272)	(0.154)	(0.295)	(0.014)	—

Net asset value, end of period	$12.373		$12.258	$11.995	$11.404	$10.754	$10.511

Total return[5]	0.94%		4.46%	6.53%	8.82%	2.44%	5.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,682		$65,920	$61,760	$59,305	$33,839	$3,039
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.58%		0.59%	0.63%	0.68%	1.01%	27.44%
Ratio of net investment income (loss) to average net assets	(0.37%	)	1.57%	1.34%	1.91%	3.69%	4.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.50%	)	1.43%	1.16%	1.67%	3.13%	(22.81%	)
Portfolio turnover	10%		16%	39%	25%	35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $235 was made which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–16

LVIP SSgA Moderate Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended			8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.159		$12.905	$11.638	$10.664	$10.735	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)		0.251	0.190	0.215	0.321	0.226
Net realized and unrealized gain (loss)	0.240		0.319	1.260	1.029	(0.346)	0.509

Total from investment operations	0.235		0.570	1.450	1.244	(0.025)	0.735

Less dividends and distributions from:
Net investment income	—		(0.272)	(0.183)	(0.264)	(0.046)	—
Net realized gain	—		(0.044)	—	(0.006)	— [4]	—

Total dividends and distributions	—		(0.316)	(0.183)	(0.270)	(0.046)	—

Net asset value, end of period	$13.394		$13.159	$12.905	$11.638	$10.664	$10.735

Total return[5]	1.79%		4.41%	12.47%	11.70%	(0.23% )	7.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,701		$32,003	$11,835	$2,641	$1,158	$170
Ratio of expenses to average net assets[6]	0.19%		0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%		0.29%	0.31%	0.34%	0.47%	12.31%
Ratio of net investment income (loss) to average net assets	(0.07%	)	1.88%	1.53%	1.89%	2.97%	5.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%	)	1.78%	1.42%	1.75%	2.70%	(6.98%	)
Portfolio turnover	12%		9%	20%	21%	11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $10 was made which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–17

LVIP SSgA Moderate Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended			8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.156		$12.903	$11.638	$10.666	$10.724	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)		0.216	0.158	0.186	0.292	0.216
Net realized and unrealized gain (loss)	0.241		0.320	1.259	1.029	(0.344)	0.508

Total from investment operations	0.219		0.536	1.417	1.215	(0.052)	0.724

Less dividends and distributions from:
Net investment income.	—		(0.239)	(0.152)	(0.237)	(0.006)	—
Net realized gain	—		(0.044)	—	(0.006)	— [4]	—

Total dividends and distributions	—		(0.283)	(0.152)	(0.243)	(0.006)	—

Net asset value, end of period	$13.375		$13.156	$12.903	$11.638	$10.666	$10.724

Total return[5]	1.67%		4.15%	12.18%	11.43%	(0.48% )	7.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,061		$206,432	$187,311	$145,027	$74,204	$4,736
Ratio of expenses to average net assets[6]	0.44%		0.44%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.54%		0.54%	0.56%	0.59%	0.72%	12.56%
Ratio of net investment income (loss) to average net assets	(0.32%	)	1.63%	1.28%	1.64%	2.72%	4.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42%	)	1.53%	1.17%	1.50%	2.45%	(7.23%	)
Portfolio turnover	12%		9%	20%	21%	11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $743 was made which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–18

LVIP SSgA Moderately Aggressive Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended			8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.380		$13.192	$11.654	$10.584	$10.875	$10.000

Income (loss) from investment operations:
Net investment income[3]	—		0.259	0.197	0.207	0.284	0.172
Net realized and unrealized gain (loss)	0.290		0.272	1.528	1.148	(0.562)	0.703

Total from investment operations	0.290		0.531	1.725	1.355	(0.278)	0.875

Less dividends and distributions from:
Net investment income	—		(0.291)	(0.187)	(0.276)	(0.013)	—
Net realized gain	—		(0.052)	—	(0.009)	— [4]	—

Total dividends and distributions.	—		(0.343)	(0.187)	(0.285)	(0.013)	—

Net asset value, end of period	$13.670		$13.380	$13.192	$11.654	$10.584	$10.875

Total return[5]	2.17%		4.01%	14.81%	12.86%	(2.55% )	8.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,033		$42,380	$19,904	$5,463	$1,451	$190
Ratio of expenses to average net assets[6]	0.19%		0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%		0.29%	0.31%	0.34%	0.46%	17.50%
Ratio of net investment income to average net assets	0.00%		1.91%	1.56%	1.83%	2.64%	3.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.10%	)	1.81%	1.45%	1.69%	2.38%	(13.43%	)
Portfolio turnover	15%		12%	27%	23%	9%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $5 was made which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–19

LVIP SSgA Moderately Aggressive Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)			Year Ended			8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.361		$13.174	$11.640	$10.558	$10.863	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.017)		0.224	0.163	0.178	0.256	0.163
Net realized and unrealized gain (loss)	0.290		0.272	1.527	1.144	(0.559)	0.700

Total from investment operations	0.273		0.496	1.690	1.322	(0.303)	0.863

Less dividends and distributions from:
Net investment income	—		(0.257)	(0.156)	(0.231)	(0.002)	—
Net realized gain	—		(0.052)	—	(0.009)	— [4]	—

Total dividends and distributions	—		(0.309)	(0.156)	(0.240)	(0.002)	—

Net asset value, end of period	$13.634		$13.361	$13.174	$11.640	$10.558	$10.863

Total return[5]	2.04%		3.75%	14.52%	12.58%	(2.79% )	8.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$178,474		$176,575	$169,949	$134,350	$78,447	$6,142
Ratio of expenses to average net assets[6]	0.44%		0.44%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.54%		0.54%	0.56%	0.59%	0.71%	17.75%
Ratio of net investment income (loss) to average net assets	(0.25%	)	1.66%	1.31%	1.58%	2.39%	3.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35%	)	1.56%	1.20%	1.44%	2.13%	(13.68%	)
Portfolio turnover.	15%		12%	27%	23%	9%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $549 was made which calculated to de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–20

LVIP SSgA Conservative Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended				8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$11.877		$11.682	$11.138	$10.709	$10.474	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)		0.234	0.190	0.236	0.428	0.244
Net realized and unrealized gain (loss)	0.161		0.412	0.597	0.651	(0.136)	0.230

Total from investment operations	0.149		0.646	0.787	0.887	0.292	0.474

Less dividends and distributions from:
Net investment income	—		(0.296)	(0.239)	(0.436)	(0.054)	—
Net realized gain	—		(0.155)	(0.004)	(0.022)	(0.003)	—

Total dividends and distributions	—		(0.451)	(0.243)	(0.458)	(0.057)	—

Net asset value, end of period	$12.026		$11.877	$11.682	$11.138	$10.709	$10.474

Total return[4]	1.25%		5.54%	7.07%	8.35%	2.80%	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,871		$8,095	$3,846	$524	$263	$59
Ratio of expenses to average net assets[5]	0.19%		0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%		0.29%	0.30%	0.31%	0.37%	8.01%
Ratio of net investment income (loss) to average net assets	(0.19%	)	1.93%	1.64%	2.13%	4.00%	5.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%	)	1.83%	1.54%	2.02%	3.83%	(2.14%	)
Portfolio turnover	9%		16%	15%	19%	11%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–21

LVIP SSgA Conservative Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended				8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$11.875		$11.681	$11.138	$10.711	$10.464	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)		0.203	0.160	0.208	0.400	0.236
Net realized and unrealized gain (loss)	0.161		0.412	0.597	0.652	(0.135)	0.228

Total from investment operations	0.134		0.615	0.757	0.860	0.265	0.464

Less dividends and distributions from:
Net investment income	—		(0.266)	(0.210)	(0.411)	(0.015)	—
Net realized gain	—		(0.155)	(0.004)	(0.022)	(0.003)	—

Total dividends and distributions	—		(0.421)	(0.214)	(0.433)	(0.018)	—

Net asset value, end of period	$12.009		$11.875	$11.681	$11.138	$10.711	$10.464

Total return[4]	1.13%		5.27%	6.81%	8.09%	2.54%	4.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198,070		$202,181	$199,373	$208,671	$148,481	$10,740
Ratio of expenses to average net assets[5]	0.44%		0.44%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%		0.54%	0.55%	0.56%	0.62%	8.26%
Ratio of net investment income (loss) to average net assets	(0.44%	)	1.68%	1.39%	1.88%	3.75%	5.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%	)	1.58%	1.29%	1.77%	3.58%	(2.39%	)
Portfolio turnover	9%		16%	15%	19%	11%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–22

LVIP SSgA Moderate Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended				8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$12.650		$12.426	$11.276	$10.633	$10.637	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)		0.259	0.237	0.227	0.365	0.218
Net realized and unrealized gain (loss)	0.272		0.432	1.205	0.883	(0.335)	0.419

Total from investment operations	0.261		0.691	1.442	1.110	0.030	0.637

Less dividends and distributions from:
Net investment income	—		(0.352)	(0.283)	(0.437)	(0.027)	—
Net realized gain	—		(0.115)	(0.009)	(0.030)	(0.007)	—

Total dividends and distributions	—		(0.467)	(0.292)	(0.467)	(0.034)	—

Net asset value, end of period	$12.911		$12.650	$12.426	$11.276	$10.633	$10.637

Total return[4]	2.06%		5.56%	12.81%	10.54%	0.29%	6.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,165		$39,714	$21,706	$5,172	$1,952	$323
Ratio of expenses to average net assets[5]	0.17%		0.17%	0.18%	0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.27%		0.27%	0.28%	0.29%	0.31%	3.01%
Ratio of net investment income (loss) to average net assets	(0.17%	)	2.02%	1.96%	2.04%	3.41%	4.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27%	)	1.92%	1.86%	1.94%	3.30%	2.17%
Portfolio turnover	6%		10%	16%	12%	7%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–23

LVIP SSgA Moderate Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended				8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$12.646		$12.423	$11.274	$10.607	$10.626	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)		0.226	0.205	0.198	0.337	0.209
Net realized and unrealized gain (loss)	0.272		0.432	1.206	0.882	(0.333)	0.417

Total from investment operations	0.245		0.658	1.411	1.080	0.004	0.626

Less dividends and distributions from:
Net investment income	—		(0.320)	(0.253)	(0.383)	(0.016)	—
Net realized gain	—		(0.115)	(0.009)	(0.030)	(0.007)	—

Total dividends and distributions	—		(0.435)	(0.262)	(0.413)	(0.023)	—

Net asset value, end of period	$12.891		$12.646	$12.423	$11.274	$10.607	$10.626

Total return[4]	1.94%		5.29%	12.53%	10.27%	0.04%	6.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$863,310		$886,843	$922,379	$576,189	$359,868	$29,540
Ratio of expenses to average net assets[5]	0.42%		0.42%	0.43%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.52%		0.52%	0.53%	0.54%	0.56%	3.26%
Ratio of net investment income (loss) to average net assets	(0.42%	)	1.77%	1.72%	1.79%	3.16%	4.73%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.52%	)	1.67%	1.62%	1.69%	3.05%	1.92%
Portfolio turnover	6%		10%	16%	12%	7%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–24

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended				8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$12.945		$12.803	$11.407	$10.711	$10.934	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)		0.292	0.225	0.223	0.353	0.202
Net realized and unrealized gain (loss)	0.333		0.385	1.501	0.983	(0.545)	0.732

Total from investment operations	0.321		0.677	1.726	1.206	(0.192)	0.934

Less dividends and distributions from:
Net investment income	—		(0.385)	(0.301)	(0.474)	(0.025)	—
Net realized gain	—		(0.150)	(0.029)	(0.036)	(0.006)	—

Total dividends and distributions	—		(0.535)	(0.330)	(0.510)	(0.031)	—

Net asset value, end of period	$13.266		$12.945	$12.803	$11.407	$10.711	$10.934

Total return[4]	2.48%		5.28%	15.15%	11.39%	(1.74% )	9.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,699		$28,117	$14,043	$4,150	$1,528	$58
Ratio of expenses to average net assets[5]	0.18%		0.18%	0.19%	0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%		0.28%	0.29%	0.29%	0.33%	4.51%
Ratio of net investment income (loss) to average net assets	(0.18%	)	2.21%	1.82%	1.99%	3.26%	4.59%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%	)	2.11%	1.72%	1.89%	3.13%	0.28%
Portfolio turnover	8%		12%	15%	12%	16%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–25

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended				8/2/10[2] to 12/31/10
			12/31/14	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$12.940		$12.799	$11.404	$10.684	$10.923	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)		0.257	0.192	0.194	0.326	0.196
Net realized and unrealized gain (loss)	0.332		0.386	1.503	0.980	(0.545)	0.727

Total from investment operations	0.304		0.643	1.695	1.174	(0.219)	0.923

Less dividends and distributions from:
Net investment income	—		(0.352)	(0.271)	(0.418)	(0.014)	—
Net realized gain	—		(0.150)	(0.029)	(0.036)	(0.006)	—

Total dividends and distributions	—		(0.502)	(0.300)	(0.454)	(0.020)	—

Net asset value, end of period	$13.244		$12.940	$12.799	$11.404	$10.684	$10.923

Total return[4]	2.35%		5.02%	14.88%	11.11%	(1.99% )	9.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$455,745		$451,218	$428,859	$377,863	$250,673	$17,030
Ratio of expenses to average net assets[5]	0.43%		0.43%	0.44%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%		0.53%	0.54%	0.54%	0.58%	4.76%
Ratio of net investment income (loss) to average net assets	(0.43%	)	1.96%	1.57%	1.74%	3.01%	4.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%	)	1.86%	1.47%	1.64%	2.88%	0.03%
Portfolio turnover	8%		12%	15%	12%	16%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–26

LVIP SSgA Allocation Funds

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund (each, a Fund, and collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940 and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (ETFs) and mutual funds that are advised by Lincoln Investment Advisors Corporation (LIAC) or unaffiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP SSgA Conservative Index Allocation Fund and LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.

The investment objective of the LVIP SSgA Moderate Index Allocation Fund and LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2015, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSgA Allocation Funds–27

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

LIAC has contractually agreed to reimburse the LVIP SSgA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2015, LIAC had contractually agreed to reimburse the LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and LVIP SSgA Conservative Structured Allocation Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.20% of the Fund’s average daily net assets for the Standard Class and 0.45% for the Service Class.

SSgA Funds Management Inc. (SSgA) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSgA under the consulting agreement.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Administrative	$1,711	$5,388	$4,961	$4,676	$20,613	$10,805
Legal	470	1,480	1,363	1,284	5,662	2,968

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Trading operation	$304	$936	$862	$812	$3,590	$1,877

LVIP SSgA Allocation Funds–28

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. For the six months ended June 30, 2015, each Fund reimburses Lincoln Life for the cost of these services as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Printing and mailing	$1,208	$3,121	$2,652	$2,632	$21,925	$5,081

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015 , the Funds had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Expense reimbursement receivable from LIAC	$2,692	$—	$—	$—	$—	$—
Management fees payable to LIAC	10,244	31,094	28,741	25,483	113,863	61,044
Distribution fees payable to LFD	14,242	42,931	37,250	40,656	179,895	94,890
Prepaid printing and mailing fees to Lincoln Life	—	—	142	—	—	40
Printing and mailing fees payable to Lincoln Life	123	69	—	112	564	—

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Purchases	$12,383,431	$37,505,160	$40,007,284	$18,728,872	$56,796,572	$38,355,359
Sales	8,190,880	28,434,574	33,242,210	24,932,385	91,412,650	40,824,594

LVIP SSgA Allocation Funds–29

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Cost of investments	$74,250,441	$219,879,097	$197,413,315	$184,237,267	$789,198,860	$411,743,797

Aggregate unrealized appreciation	$8,496,936	$33,692,296	$34,260,588	$23,151,301	$126,768,182	$80,131,009
Aggregate unrealized depreciation	(194,978)	(1,195,002)	(1,272,253)	(283,516)	(3,271,428)	(2,649,088)

Net unrealized appreciation	$8,301,958	$32,497,294	$32,988,335	$22,867,785	$123,496,754	$77,481,921

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Investment Companies	$82,552,399	$252,376,391	$230,401,650	$207,105,052	$912,695,614	$489,225,718

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Allocation Funds–30

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSgA Conservative Index Allocation Fund		LVIP SSgA Moderate Index Allocation Fund		LVIP SSgA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	213,719	391,002	1,021,840	1,636,945	802,750	1,748,968
Service Class	780,918	1,171,675	1,195,890	2,800,520	1,311,004	1,595,919
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	22,791	—	55,982	—	76,393
Service Class	—	117,171	—	329,952	—	297,123

	994,637	1,702,639	2,217,730	4,823,399	2,113,754	3,718,403

Shares redeemed:
Standard Class	(49,538)	(54,427)	(116,537)	(177,943)	(163,727)	(166,875)
Service Class	(607,819)	(1,059,777)	(1,405,454)	(1,956,191)	(1,435,513)	(1,578,177)

	(657,357)	(1,114,204)	(1,521,991)	(2,134,134)	(1,599,240)	(1,745,052)

Net increase	337,280	588,435	695,739	2,689,265	514,514	1,973,351

	LVIP SSgA Conservative Structured Allocation Fund		LVIP SSgA Moderate Structured Allocation Fund		LVIP SSgA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	82,209	547,800	759,436	1,484,016	466,619	1,150,403
Service Class	1,401,932	2,086,057	1,956,841	4,310,500	1,408,791	3,875,722
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	26,283	—	107,624	—	82,284
Service Class	—	586,008	—	2,340,863	—	1,300,430

	1,484,141	3,246,148	2,716,277	8,243,003	1,875,410	6,408,839

Shares redeemed:
Standard Class	(26,146)	(221,671)	(168,309)	(199,030)	(98,453)	(157,507)
Service Class	(1,934,038)	(2,714,606)	(5,114,427)	(10,770,288)	(1,869,066)	(3,813,063)

	(1,960,184)	(2,936,277)	(5,282,736)	(10,969,318)	(1,967,519)	(3,970,570)

Net increase (decrease)	(476,043)	309,871	(2,566,459)	(2,726,315)	(92,109)	2,438,269

5. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown: however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

LVIP SSgA Allocation Funds–31

LVIP SSgA Allocation Funds

Notes to Financial Statements (continued)

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSgA Allocation Funds–32

LVIP SSgA Bond Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP SSgA Bond Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov

LVIP SSgA Bond Index Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$998.00	0.33%	$1.63
Service Class Shares	1,000.00	996.80	0.58%	2.87
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.16	0.33%	$1.66
Service Class Shares	1,000.00	1,021.92	0.58%	2.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Mortgage-Backed Securities	27.97%
Agency Obligations	3.09%
Commercial Mortgage-Backed Securities	1.93%
Corporate Bonds	25.08%
Aerospace & Defense	0.37%
Air Freight & Logistics	0.08%
Airlines	0.09%
Auto Components	0.05%
Automobiles	0.08%
Beverages	0.49%
Biotechnology	0.26%
Building Products	0.02%
Capital Markets	2.23%
Chemicals	0.50%
Commercial Banks	2.48%
Commercial Services & Supplies	0.11%
Communications Equipment	0.19%
Computers & Peripherals	0.34%
Construction & Engineering	0.03%
Consumer Finance	0.71%
Containers & Packaging	0.04%
Diversified Consumer Services	0.06%
Diversified Financial Services	2.10%
Diversified Telecommunication Services	1.08%
Electric Utilities	1.40%
Electrical Equipment	0.03%
Electronic Equipment, Instruments & Components	0.05%
Energy Equipment & Services	0.23%
Food & Staples Retailing	0.47%
Food Products	0.34%
Gas Utilities	0.11%
Health Care Equipment & Supplies	0.41%
Health Care Providers & Services	0.46%
Hotels, Restaurants & Leisure	0.14%
Household Durables	0.13%
Independent Power Producers & Energy Traders	0.08%
Industrial Conglomerates	0.17%
Insurance	0.83%
Internet & Catalog Retail	0.06%
Internet Software & Services	0.11%
IT Services	0.19%
Leisure Equipment & Products	0.02%
Life Sciences Tools & Services	0.09%
Machinery	0.26%
Media	1.01%
Metals & Mining	0.49%
Multiline Retail	0.14%

Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.28%
Office Electronics	0.03%
Oil, Gas & Consumable Fuels	2.80%
Paper & Forest Products	0.10%
Personal Products	0.05%
Pharmaceuticals	1.00%
Real Estate Investment Trusts	0.66%
Real Estate Management & Development	0.01%
Road & Rail	0.35%
Semiconductors & Semiconductor Equipment	0.15%
Software	0.38%
Specialty Retail	0.24%
Technology Hardware, Storage & Peripherals	0.00%
Textiles, Apparel & Luxury Goods	0.02%
Thrift & Mortgage Finance	0.02%
Tobacco	0.27%
Trading Companies & Distributors	0.02%
Wireless Telecommunication Services	0.17%
Municipal Bonds	0.84%
Non-Agency Asset-Backed Securities	0.55%
Regional Bonds	0.26%
Sovereign Bonds	1.67%
Supranational Banks	1.61%
U.S. Treasury Obligations	35.89%
Money Market Fund	4.50%
Total Value of Securities	103.39%
Liabilities Net of Receivables and Other Assets	(3.39%	)
Total Net Assets	100.00%

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–27.97%
Fannie Mae ARM
•2.346% 7/1/38	164,254	$174,983
•2.361% 9/1/37	245,265	262,305
•2.41% 3/1/37	375,867	403,720
•2.872% 11/1/35	300,821	314,386
•2.906% 11/1/41	183,739	194,444
•3.284% 1/1/41	1,433,975	1,520,400
•3.295% 6/1/41	2,510,873	2,684,695
Fannie Mae S.F. 10 yr
4.00% 8/1/19	66,986	70,238
4.00% 6/1/20	320,947	336,671
4.00% 5/1/23	187,766	197,008
5.50% 11/1/15	321	323
6.00% 3/1/16	31,383	31,684
6.00% 10/1/16	39,335	40,263
6.00% 12/1/17	16,580	16,966
6.00% 9/1/18	10,803	11,450
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,537,672	1,567,968
2.50% 3/1/28	3,555,472	3,625,479
2.50% 4/1/28	3,967,283	4,040,518
2.50% 7/1/28	806,751	821,603
2.50% 9/1/28	1,649,733	1,680,077
2.50% 10/1/28	5,132,310	5,213,682
2.50% 2/1/30	2,921,723	2,959,915
2.50% 5/1/30	993,810	1,006,801
3.00% 11/1/26	3,219,832	3,343,733
3.00% 6/1/27	817,485	848,920
3.00% 8/1/27	1,496,019	1,553,386
3.00% 9/1/27	6,198,619	6,436,724
3.00% 10/1/27	901,651	936,331
3.00% 12/1/27	285,402	296,385
3.00% 8/1/29	3,961,458	4,106,997
3.00% 6/1/30	3,983,040	4,130,197
3.50% 11/1/25	854,653	903,476
3.50% 12/1/25	2,097,456	2,220,062
3.50% 12/1/26	1,181,315	1,246,276
3.50% 1/1/27	3,084,511	3,259,197
3.50% 10/1/29	3,095,413	3,266,454
4.00% 7/1/18	108,043	113,253
4.00% 8/1/18	68,744	72,066
4.00% 5/1/20	2,263,090	2,372,614
4.00% 4/1/24	159,715	169,066
4.00% 5/1/24	283,227	299,418
4.00% 6/1/24	384,302	406,845
4.00% 7/1/24	157,097	166,326
4.00% 10/1/24	11,188	11,761
4.00% 12/1/24	419,671	441,078
4.00% 1/1/25	637,183	677,969
4.00% 3/1/25	704,011	749,123
4.00% 5/1/25	274,375	290,429
4.00% 7/1/25	5,808	6,207
4.00% 8/1/25	22,009	23,522

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 9/1/25	238,764	$252,914
4.00% 10/1/25	299,529	320,099
4.00% 1/1/26	8,587	9,181
4.00% 3/1/26	680,286	726,921
4.00% 5/1/26	8,072	8,623
4.00% 7/1/26	679,087	725,563
4.50% 2/1/23	125,538	132,485
4.50% 4/1/23	12,729	13,565
4.50% 5/1/23	16,262	17,349
4.50% 6/1/23	414,119	440,760
4.50% 11/1/23	19,195	20,469
4.50% 1/1/24	2,165	2,256
4.50% 2/1/24	3,348	3,489
4.50% 3/1/24	6,169	6,599
4.50% 4/1/24	169,548	180,480
4.50% 5/1/24	323,397	344,214
4.50% 7/1/24	281,981	302,765
4.50% 8/1/24	397,922	426,728
4.50% 11/1/24	171,575	183,386
4.50% 4/1/25	293,574	314,145
4.50% 5/1/25	28,234	30,302
4.50% 6/1/25	6,565	6,844
5.00% 6/1/19	1,467	1,536
5.00% 4/1/23	34,124	37,018
5.00% 6/1/23	611,853	663,332
5.00% 9/1/23	277,193	300,803
5.00% 11/1/23	161,426	174,652
5.00% 12/1/23	160,973	174,989
5.00% 3/1/25	68,347	74,345
5.00% 6/1/25	3,228	3,511
5.50% 12/1/18	112,009	115,805
5.50% 3/1/20	208,373	216,304
5.50% 4/1/22	64,854	70,888
5.50% 7/1/22	76,177	82,214
6.00% 12/1/18	6	6
6.00% 6/1/20	9,566	10,131
6.00% 8/1/22	16,835	18,111
6.00% 9/1/22	54,703	59,508
Fannie Mae S.F. 20 yr
3.00% 11/1/34	2,161,363	2,202,652
3.00% 12/1/34	1,659,988	1,691,771
3.00% 2/1/35	2,916,172	2,972,161
3.50% 6/1/34	6,699,791	7,009,732
3.50% 7/1/34	8,257,743	8,639,630
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,613,729	2,618,048
3.00% 10/1/42	3,763,738	3,769,940
3.00% 11/1/42	2,522,412	2,526,579
3.00% 12/1/42	2,308,222	2,312,026
3.00% 1/1/43	5,035,362	5,043,679
3.00% 3/1/43	10,665,832	10,678,118
3.00% 4/1/43	2,667,122	2,669,873

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 5/1/43	1,743,620	$1,745,146
3.00% 6/1/43	7,550,956	7,555,721
3.00% 8/1/43	5,912,881	5,915,318
3.50% 10/1/40	1,123,507	1,159,130
3.50% 12/1/40	612,167	632,537
3.50% 2/1/41	1,055,814	1,090,814
3.50% 8/1/42	868,041	897,926
3.50% 9/1/42	9,052,646	9,358,565
3.50% 10/1/42	5,288,607	5,467,577
3.50% 11/1/42	2,079,281	2,149,851
3.50% 1/1/43	3,419,781	3,528,212
3.50% 2/1/43	660,739	683,093
3.50% 7/1/43	7,422,941	7,667,692
3.50% 10/1/44	3,968,735	4,094,573
3.50% 1/1/45	3,404,604	3,512,555
3.50% 4/1/45	5,899,788	6,086,854
3.50% 5/1/45	4,970,952	5,128,567
4.00% 1/1/39	55,413	58,714
4.00% 2/1/39	95,412	101,095
4.00% 3/1/39	3,989	4,226
4.00% 4/1/39	372,747	394,970
4.00% 6/1/39	163,121	172,912
4.00% 8/1/39	664,590	707,161
4.00% 9/1/39	824,019	880,747
4.00% 11/1/39	52,837	55,984
4.00% 12/1/39	1,323,665	1,403,204
4.00% 1/1/40	549,837	583,757
4.00% 5/1/40	314,989	333,843
4.00% 8/1/40	122,269	130,231
4.00% 9/1/40	236,721	252,075
4.00% 10/1/40	1,013,184	1,079,065
4.00% 11/1/40	1,446,085	1,539,007
4.00% 12/1/40	2,246,117	2,395,377
4.00% 1/1/41	5,682,946	6,037,663
4.00% 2/1/41	1,352,238	1,440,855
4.00% 3/1/41	36,412	38,594
4.00% 4/1/41	472,689	503,281
4.00% 5/1/41	2,421,438	2,578,887
4.00% 6/1/41	33,380	35,544
4.00% 9/1/41	512,551	544,681
4.00% 10/1/41	289,109	307,723
4.00% 11/1/41	553,519	588,143
4.00% 12/1/41	24,242	25,749
4.00% 1/1/42	19,595	20,774
4.00% 3/1/42	349,034	369,933
4.00% 10/1/43	5,665,926	6,003,462
4.00% 12/1/43	2,114,162	2,244,487
4.00% 7/1/44	4,383,443	4,644,578
4.00% 9/1/44	4,612,561	4,887,344
4.00% 10/1/44	6,376,019	6,760,745
4.00% 3/1/45	5,554,725	5,890,086
4.50% 8/1/33	35,300	38,329

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/34	21,944	$23,813
4.50% 9/1/35	119,913	130,128
4.50% 2/1/38	45,848	49,681
4.50% 4/1/38	59,455	64,277
4.50% 7/1/38	71,180	77,028
4.50% 11/1/38	228,534	247,223
4.50% 2/1/39	511,588	553,463
4.50% 3/1/39	415,990	449,731
4.50% 4/1/39	1,447,059	1,571,387
4.50% 5/1/39	549,710	600,687
4.50% 6/1/39	176,407	190,969
4.50% 7/1/39	713,762	773,246
4.50% 9/1/39	373,273	408,263
4.50% 1/1/40	1,204,808	1,319,511
4.50% 2/1/40	2,178,319	2,378,906
4.50% 5/1/40	1,301,889	1,417,230
4.50% 6/1/40	577,627	625,843
4.50% 8/1/40	250,632	271,465
4.50% 9/1/40	716,346	775,886
4.50% 10/1/40	4,188,761	4,545,002
4.50% 11/1/40	723,394	783,548
4.50% 2/1/41	2,720,793	2,945,111
4.50% 4/1/41	29,106	31,581
4.50% 5/1/41	3,422,991	3,710,017
4.50% 6/1/41	343,530	372,482
4.50% 1/1/42	3,667,468	3,972,226
4.50% 9/1/43	1,826,515	1,977,741
4.50% 12/1/43	5,001,548	5,413,598
4.50% 10/1/44	850,443	919,422
5.00% 9/1/33	224,180	248,482
5.00% 4/1/34	815,919	903,450
5.00% 7/1/34	527,422	584,935
5.00% 11/1/34	260,444	288,621
5.00% 4/1/35	162,773	180,280
5.00% 6/1/35	267,843	296,589
5.00% 7/1/35	3,098,044	3,434,871
5.00% 9/1/35	45,503	50,224
5.00% 10/1/35	208,826	230,962
5.00% 12/1/35	966,692	1,068,597
5.00% 2/1/36	2,211,832	2,446,393
5.00% 3/1/36	123,395	136,380
5.00% 11/1/36	44,382	49,034
5.00% 8/1/37	34,499	38,055
5.00% 4/1/38	274,200	302,458
5.00% 7/1/38	41,022	45,250
5.00% 11/1/38	25,704	28,353
5.00% 8/1/39	1,457,476	1,610,594
5.00% 12/1/39	296,649	327,797
5.00% 1/1/40	601,484	664,331
5.00% 7/1/40	2,556,053	2,832,804
5.00% 9/1/40	742,621	821,071
5.00% 6/1/41	2,136,481	2,372,515

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 11/1/33	71,114	$79,983
5.50% 1/1/34	106,249	119,830
5.50% 5/1/34	130,539	146,374
5.50% 7/1/34	192,197	216,533
5.50% 10/1/34	228,148	258,122
5.50% 9/1/35	123,230	138,259
5.50% 10/1/35	138,295	155,323
5.50% 12/1/35	515,599	579,651
5.50% 1/1/36	688,666	774,295
5.50% 4/1/36	1,730,953	1,942,830
5.50% 8/1/36	406,564	456,667
5.50% 1/1/37	521,283	584,547
5.50% 2/1/37	35,378	39,706
5.50% 3/1/37	168,264	188,649
5.50% 5/1/37	211,165	238,420
5.50% 6/1/37	160,057	181,481
5.50% 8/1/37	68,968	77,323
5.50% 11/1/37	2,081	2,333
5.50% 12/1/37	588	659
5.50% 1/1/38	3,925,187	4,403,138
5.50% 2/1/38	103,636	116,249
5.50% 5/1/38	280,507	314,692
5.50% 6/1/38	18,858	21,142
5.50% 7/1/38	154,492	173,252
5.50% 10/1/38	65,356	73,274
5.50% 1/1/39	262,264	294,191
5.50% 5/1/39	631,295	708,134
5.50% 6/1/39	630,254	706,607
5.50% 10/1/39	274,385	307,625
5.50% 7/1/41	527,713	591,643
6.00% 12/1/35	188,618	214,100
6.00% 2/1/36	82,798	94,322
6.00% 6/1/36	53,251	60,553
6.00% 7/1/36	171,547	195,108
6.00% 8/1/36	93,016	105,616
6.00% 9/1/36	145,730	165,702
6.00% 10/1/36	155,968	177,244
6.00% 11/1/36	8,930	10,129
6.00% 1/1/37	121,364	138,122
6.00% 2/1/37	601,469	684,495
6.00% 3/1/37	56,394	64,163
6.00% 4/1/37	7,227	8,193
6.00% 5/1/37	179,309	203,906
6.00% 6/1/37	104,242	118,180
6.00% 8/1/37	220,541	250,788
6.00% 9/1/37	321,363	365,255
6.00% 10/1/37	448,988	509,123
6.00% 11/1/37	111,643	126,738
6.00% 1/1/38	62,485	71,112
6.00% 2/1/38	42,716	48,450
6.00% 4/1/38	7,046	7,998
6.00% 5/1/38	210,135	238,504

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 6/1/38	86,163	$97,771
6.00% 8/1/38	103,306	117,119
6.00% 9/1/38	63,101	71,726
6.00% 10/1/38	52,816	59,886
6.00% 11/1/38	41,004	46,506
6.00% 12/1/38	844,675	964,324
6.00% 4/1/40	665,134	756,796
6.00% 6/1/40	1,232,964	1,403,374
6.50% 3/1/32	1,253	1,439
6.50% 7/1/36	123,256	146,044
6.50% 9/1/36	113,813	131,429
6.50% 11/1/36	145,790	167,427
6.50% 9/1/37	20,698	23,769
6.50% 10/1/37	227,981	261,815
6.50% 2/1/38	163,357	187,601
6.50% 3/1/38	459,926	540,095
6.50% 5/1/38	75,068	88,746
6.50% 7/1/38	166,388	196,281
6.50% 10/1/38	197,369	233,933
7.00% 8/1/39	549,280	636,284
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	9,000,000	8,966,425
3.50% 7/1/45	17,400,000	17,931,516
4.00% 7/1/45	11,000,000	11,654,284
Freddie Mac ARM
•2.307% 11/1/37	194,218	206,889
•2.328% 9/1/37	339,200	360,076
•3.576% 9/1/40	828,957	883,990
•3.694% 8/1/40	507,550	532,284
•5.983% 6/1/36	74,752	77,680
Freddie Mac S.F. 15 yr
2.50% 4/1/28	180,832	184,745
2.50% 7/1/28	539,560	551,218
2.50% 8/1/28	4,136,213	4,225,584
2.50% 9/1/28	3,021,161	3,085,026
2.50% 10/1/28	4,213,558	4,304,612
2.50% 10/1/29	2,747,808	2,782,279
3.00% 11/1/26	4,057,143	4,207,379
3.00% 2/1/27	366,581	380,166
3.00% 3/1/27	1,490,665	1,546,936
3.00% 4/1/27	1,448,626	1,501,133
3.00% 11/1/27	674,259	699,150
3.00% 2/1/29	1,746,751	1,812,168
3.00% 4/1/30	4,932,341	5,111,909
3.50% 12/1/25	2,085,159	2,208,938
3.50% 3/1/26	1,555,213	1,642,554
3.50% 2/1/30	520,879	550,224
4.00% 2/1/24	105,985	111,483
4.00% 8/1/24	156,359	166,189
4.00% 2/1/25	220,983	233,818
4.00% 7/1/25	642,578	684,983
4.00% 4/1/26	1,363,163	1,451,938

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 8/1/15	113	$118
4.50% 3/1/18	95,344	99,297
4.50% 4/1/18	84,771	88,285
4.50% 10/1/18	33,173	34,549
4.50% 11/1/18	137,896	143,613
4.50% 12/1/18	69,648	72,653
4.50% 1/1/19	61,243	63,799
4.50% 2/1/19	75,114	78,249
4.50% 7/1/19	120,443	125,685
4.50% 12/1/19	42,085	43,907
4.50% 4/1/21	36,915	38,525
4.50% 6/1/24	7,265	7,761
4.50% 7/1/24	267,692	286,129
4.50% 8/1/24	124,113	133,021
4.50% 11/1/24	239,204	256,477
4.50% 5/1/25	88,140	94,051
5.00% 10/1/17	7,100	7,413
5.00% 4/1/18	175,683	183,474
5.00% 4/1/23	160,639	174,659
5.00% 1/1/25	25,698	26,860
5.00% 3/1/25	86,065	93,302
5.50% 12/1/15	5,136	5,165
5.50% 11/1/16	74,384	75,971
5.50% 11/1/17	8,320	8,466
5.50% 4/1/18	50,170	52,359
6.00% 11/1/23	111,507	123,838
Freddie Mac S.F. 15 yr TBA
2.50% 7/1/30	3,000,000	3,034,687
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,526,851	2,519,907
3.00% 1/1/43	5,377,148	5,362,418
3.00% 3/1/43	6,460,327	6,441,100
3.00% 4/1/43	4,309,563	4,294,524
3.00% 7/1/43	1,744,989	1,738,695
3.00% 8/1/43	705,422	702,907
3.00% 10/1/43	2,128,817	2,121,384
3.50% 2/1/42	3,406,599	3,512,697
3.50% 5/1/42	3,211,860	3,312,087
3.50% 10/1/42	3,194,268	3,293,729
3.50% 2/1/43	1,850,975	1,909,929
3.50% 5/1/43	2,432,981	2,506,475
3.50% 8/1/43	4,710,259	4,852,005
3.50% 2/1/44	1,644,774	1,693,969
3.50% 3/1/44	121,052	124,673
3.50% 6/1/44	2,061,784	2,123,452
3.50% 8/1/44	2,170,574	2,235,495
3.50% 1/1/45	4,815,428	4,959,458
4.00% 5/1/39	449,150	475,355
4.00% 2/1/40	145,946	154,679
4.00% 5/1/40	246,519	260,842
4.00% 8/1/40	65,803	69,801
4.00% 9/1/40	585,732	620,698

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 10/1/40	2,114,193	$2,242,906
4.00% 11/1/40	4,561,157	4,840,283
4.00% 12/1/40	2,180,681	2,312,760
4.00% 2/1/41	1,906,621	2,026,060
4.00% 12/1/41	2,939,520	3,116,538
4.00% 1/1/42	848,100	898,426
4.00% 3/1/42	167,632	177,805
4.00% 4/1/42	4,325,839	4,585,682
4.00% 6/1/42	16,470	17,465
4.00% 5/1/44	5,686,346	6,019,558
4.00% 9/1/44	1,722,335	1,822,689
4.50% 2/1/39	103,934	112,181
4.50% 4/1/39	37,893	40,922
4.50% 5/1/39	163,630	177,278
4.50% 6/1/39	1,209,261	1,312,346
4.50% 7/1/39	292,892	317,162
4.50% 9/1/39	975,164	1,071,279
4.50% 10/1/39	932,185	1,009,093
4.50% 1/1/40	2,352,996	2,572,515
4.50% 2/1/40	1,426,201	1,560,943
4.50% 7/1/40	249,328	269,938
4.50% 8/1/40	174,589	188,911
4.50% 9/1/40	1,311,480	1,435,311
4.50% 2/1/41	5,540,974	6,023,246
4.50% 3/1/41	601,760	656,317
4.50% 9/1/41	1,548,751	1,675,255
4.50% 3/1/44	814,128	879,314
4.50% 5/1/44	33,831	36,537
5.00% 10/1/34	346,458	383,413
5.00% 2/1/35	63,755	70,502
5.00% 8/1/35	135,840	150,269
5.00% 10/1/35	61,320	67,745
5.00% 11/1/35	25,990	28,645
5.00% 12/1/35	216,870	239,388
5.00% 2/1/37	153,268	168,589
5.00% 4/1/37	168,620	185,735
5.00% 5/1/37	179,645	197,975
5.00% 12/1/37	584,827	643,752
5.00% 1/1/38	7,674	8,440
5.00% 4/1/38	5,986	6,587
5.00% 6/1/38	306,863	337,548
5.00% 7/1/38	37,659	41,445
5.00% 9/1/38	15,336	16,869
5.00% 10/1/38	301,762	331,966
5.00% 12/1/38	881,311	969,388
5.00% 1/1/39	75,071	82,580
5.00% 2/1/39	1,388,104	1,526,712
5.00% 3/1/39	516,291	572,933
5.00% 8/1/39	159,778	177,420
5.00% 9/1/39	804,040	884,949
5.00% 1/1/40	771,218	849,112
5.00% 5/1/40	345,251	380,947

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 6/1/40	1,993,852	$2,208,936
5.00% 9/1/40	196,123	215,700
5.00% 3/1/41	440,122	485,714
5.50% 8/1/33	72,551	81,679
5.50% 6/1/34	167,733	188,746
5.50% 6/1/35	111,774	125,811
5.50% 11/1/35	215,918	241,931
5.50% 1/1/37	100,269	112,282
5.50% 5/1/37	120,634	134,966
5.50% 7/1/37	61,666	69,467
5.50% 1/1/38	535,544	599,450
5.50% 2/1/38	125,524	140,438
5.50% 5/1/38	840,253	950,122
5.50% 6/1/38	32,923	36,834
5.50% 8/1/38	118,478	133,662
5.50% 12/1/38	123,710	139,215
5.50% 8/1/39	193,214	218,833
5.50% 12/1/39	747,378	837,454
5.50% 3/1/40	564,921	632,185
5.50% 4/1/40	1,442,999	1,616,356
5.50% 5/1/40	458,239	512,687
5.50% 6/1/41	108,575	121,475
6.00% 11/1/28	21,328	24,403
6.00% 7/1/33	19,021	21,538
6.00% 8/1/36	32,741	37,306
6.00% 11/1/36	95,641	108,270
6.00% 4/1/37	1,360	1,537
6.00% 5/1/37	179,947	203,547
6.00% 8/1/37	380,591	430,439
6.00% 9/1/37	234,614	266,270
6.00% 10/1/37	62,964	71,464
6.00% 11/1/37	321,635	363,588
6.00% 12/1/37	18,671	21,127
6.00% 1/1/38	256,207	289,893
6.00% 4/1/38	19,272	21,808
6.00% 6/1/38	43,388	49,093
6.00% 7/1/38	61,345	69,398
6.00% 8/1/38	90,595	102,498
6.00% 9/1/38	49,022	55,494
6.00% 10/1/38	133,050	150,460
6.00% 11/1/38	21,476	24,297
6.00% 3/1/39	56,965	64,420
6.00% 5/1/40	1,609,354	1,821,656
6.50% 11/1/36	285,443	327,908
6.50% 8/1/37	154,191	177,852
6.50% 10/1/37	35,273	41,093
6.50% 6/1/38	77,806	89,108
6.50% 4/1/39	157,539	180,424
Freddie Mac S.F. 30 yr TBA
3.00% 7/1/45	7,500,000	7,455,175
3.50% 7/1/45	11,300,000	11,624,875
4.00% 7/1/45	6,000,000	6,345,117

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
3.00% 9/15/42	2,215,500	$2,244,080
3.00% 11/15/42	1,928,539	1,953,417
3.00% 12/15/42	617,288	625,284
3.50% 10/15/40	343,923	357,269
3.50% 1/15/41	135,729	141,102
3.50% 7/15/41	96,939	101,099
3.50% 10/15/41	965,804	1,003,284
3.50% 3/15/42	75,040	77,952
3.50% 6/15/42	4,011,079	4,166,739
3.50% 7/15/42	1,761,883	1,830,257
3.50% 10/15/42	498,887	518,248
3.50% 4/15/43	941,745	978,291
4.00% 6/15/39	138,863	147,933
4.00% 7/15/39	219,942	234,308
4.00% 8/15/39	168,573	179,584
4.00% 8/15/40	947,749	1,009,709
4.00% 10/15/40	891,220	957,873
4.00% 12/15/40	1,246,381	1,348,519
4.00% 1/15/41	1,222,508	1,322,285
4.00% 9/15/41	1,723,198	1,835,754
4.50% 2/15/39	290,281	315,369
4.50% 3/15/39	1,693,292	1,839,926
4.50% 4/15/39	156,636	170,300
4.50% 5/15/39	145,259	159,436
4.50% 6/15/39	491,840	534,374
4.50% 7/15/39	620,710	674,454
4.50% 8/15/39	105,079	114,177
4.50% 9/15/39	553,320	601,415
4.50% 10/15/39	1,327,634	1,463,657
4.50% 11/15/39	845,313	922,664
4.50% 12/15/39	385,822	419,502
4.50% 1/15/40	1,759,852	1,922,460
4.50% 4/15/40	505,708	550,024
4.50% 5/15/40	496,095	541,426
4.50% 6/15/40	1,375,702	1,507,232
4.50% 8/15/40	496,358	539,464
4.50% 9/15/40	315,240	343,958
4.50% 1/15/41	487,048	538,309
4.50% 2/15/41	2,980,807	3,257,853
4.50% 3/15/41	393,216	427,364
4.50% 6/15/41	376,287	409,394
4.50% 7/15/41	46,532	50,576
5.00% 3/15/35	94,853	105,070
5.00% 3/15/38	32,605	36,169
5.00% 4/15/38	35,733	39,640
5.00% 5/15/38	5,498	6,099
5.00% 8/15/38	13,673	15,134
5.00% 11/15/38	58,082	64,369
5.00% 1/15/39	325,368	360,942
5.00% 4/15/39	369,834	410,780
5.00% 5/15/39	1,426,508	1,588,182

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 6/15/39	1,243,287	$1,395,898
5.00% 9/15/39	2,718,935	3,062,940
5.00% 10/15/39	229,109	255,451
5.00% 11/15/39	626,151	705,693
5.00% 1/15/40	1,736,648	1,946,600
5.00% 2/15/40	806,625	909,040
5.00% 4/15/40	579,618	643,166
5.00% 7/15/40	621,736	689,722
5.50% 10/15/33	320,111	368,747
5.50% 4/15/37	77,543	88,146
5.50% 7/15/37	42,072	47,518
5.50% 1/15/38	532,600	600,402
5.50% 2/15/38	360,616	410,029
5.50% 7/15/38	143,538	163,226
5.50% 8/15/38	59,936	67,695
5.50% 9/15/38	733,575	828,451
5.50% 12/15/38	531,230	599,953
5.50% 1/15/39	281,942	318,439
5.50% 5/15/39	381,748	431,164
5.50% 7/15/39	6,063	6,868
5.50% 10/15/39	408,240	461,087
5.50% 12/15/39	122,519	138,380
5.50% 4/15/40	688,028	774,879
5.50% 2/15/41	103,234	116,599
6.00% 5/15/37	205,218	239,278
6.00% 1/15/38	154,266	176,279
6.00% 3/15/38	6,776	7,741
6.00% 5/15/38	375,749	436,647
6.00% 7/15/38	193,729	221,163
6.00% 8/15/38	223,252	255,099
6.00% 10/15/38	224,754	256,695
6.00% 11/15/38	150,841	172,390
6.00% 12/15/38	251,295	287,173
6.00% 1/15/39	50,478	57,297
6.00% 5/15/39	7,708	8,746
6.00% 6/15/39	6,285	7,127
6.00% 8/15/39	11,781	13,357
6.00% 10/15/39	13,632	15,827
6.00% 6/15/40	7,584	8,606
6.00% 12/15/40	1,068,795	1,221,031
6.50% 3/15/38	9,916	11,312
6.50% 5/15/38	29,486	33,637
6.50% 7/15/38	101,719	116,039
6.50% 8/15/38	3,903	4,460
6.50% 9/15/38	5,694	6,496
6.50% 10/15/38	29,895	34,104
6.50% 2/15/39	270,948	323,741
6.50% 8/15/39	22,626	25,812
GNMA I S.F. 30 yr TBA 4.00% 7/1/45	2,000,000	2,128,125
GNMA II S.F. 30 yr
3.00% 9/20/42	3,054,853	3,103,477

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 11/20/42	1,547,256	$1,571,883
3.00% 12/20/42	2,425,422	2,464,027
3.00% 1/20/43	2,373,792	2,411,575
3.00% 2/20/43	3,032,545	3,078,147
3.00% 3/20/43	4,996,712	5,073,590
3.00% 6/20/43	2,108,373	2,141,934
3.00% 9/20/43	3,498,636	3,554,328
3.00% 12/20/44	3,368,974	3,406,214
3.50% 4/20/42	1,217,326	1,266,664
3.50% 6/20/42	3,597,962	3,745,268
3.50% 10/20/42	1,386,326	1,442,943
3.50% 12/20/42	2,821,202	2,936,566
3.50% 2/20/43	4,841,944	5,040,193
3.50% 3/20/43	3,037,649	3,175,167
3.50% 5/20/43	3,495,582	3,638,708
3.50% 1/20/44	5,080,322	5,281,923
3.50% 10/20/44	4,370,571	4,544,008
3.50% 12/20/44	3,285,445	3,426,078
3.50% 4/20/45	12,443,288	12,965,050
4.00% 5/20/39	1,580,609	1,684,489
4.00% 8/20/40	923,813	985,811
4.00% 10/20/41	161,998	172,772
4.00% 11/20/41	2,728,750	2,921,137
4.00% 12/20/41	1,116,761	1,190,962
4.00% 5/20/42	2,559,859	2,727,131
4.00% 7/20/42	1,569,591	1,671,340
4.00% 8/20/42	1,172,788	1,248,510
4.00% 8/20/43	2,324,876	2,465,568
4.00% 3/20/44	3,332,202	3,533,865
4.00% 8/20/44	4,472,687	4,743,382
4.00% 10/20/44	1,411,122	1,496,527
4.00% 12/20/44	5,032,995	5,334,509
4.00% 2/20/45	2,513,966	2,664,572
4.50% 7/20/41	4,068,212	4,439,121
4.50% 12/20/43	2,731,851	2,947,646
4.50% 1/20/44	2,332,727	2,516,986
4.50% 4/20/45	1,971,898	2,130,784
5.00% 4/20/43	2,010,685	2,206,076
GNMA II S.F. 30 yr TBA
3.00% 7/1/45	8,500,000	8,580,351
3.50% 7/1/45	5,000,000	5,189,259
4.00% 7/1/45	1,000,000	1,059,746

Total Agency Mortgage-Backed Securities (Cost $744,981,160)		756,198,925

AGENCY OBLIGATIONS–3.09%
Fannie Mae
0.625% 8/26/16	6,000,000	6,015,504
0.75% 4/20/17	8,000,000	8,011,040
0.875% 10/26/17	750,000	750,515
0.875% 12/20/17	500,000	499,681
0.875% 2/8/18	1,000,000	997,794

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.875% 5/21/18	1,750,000	$1,740,021
0.90% 11/7/17	750,000	745,873
1.00% 8/21/17	100,000	100,045
1.00% 10/11/17	2,000,000	2,000,142
1.00% 5/21/18	100,000	99,297
1.125% 7/20/18	4,000,000	3,998,760
1.25% 1/30/17	6,500,000	6,568,419
1.70% 10/4/19	125,000	125,062
1.75% 1/30/19	1,100,000	1,116,241
1.75% 9/12/19	1,000,000	1,008,622
1.875% 9/18/18	1,000,000	1,021,905
2.625% 9/6/24	2,085,000	2,088,344
3.40% 9/27/32	250,000	241,485
4.875% 12/15/16	500,000	531,584
5.00% 2/13/17	1,000,000	1,071,314
5.00% 5/11/17	500,000	539,729
5.375% 6/12/17	600,000	653,692
5.625% 7/15/37	100,000	132,487
6.00% 4/18/36	100,000	104,327
6.25% 5/15/29	500,000	684,045
6.625% 11/15/30	300,000	424,642
7.125% 1/15/30	500,000	741,589
7.25% 5/15/30	500,000	746,771
8.95% 2/12/18	1,000,000	1,198,414
Federal Farm Credit Banks
1.10% 6/1/18	1,000,000	1,001,015
2.50% 6/20/22	125,000	124,861
4.875% 1/17/17	300,000	319,482
5.125% 8/25/16	100,000	105,370
Federal Home Loan Banks
0.875% 5/24/17	500,000	501,739
1.125% 9/28/16	500,000	501,322
1.20% 11/21/18	750,000	744,622
2.25% 9/8/17	500,000	514,749
4.125% 3/13/20	400,000	444,386
4.625% 9/11/20	1,000,000	1,140,186
4.875% 5/17/17	200,000	215,672
5.00% 11/17/17	1,700,000	1,865,675
5.375% 5/15/19	1,000,000	1,150,876
5.50% 7/15/36	300,000	388,911
Federal Home Loan Mortgage
0.50% 1/27/17	2,000,000	1,997,652
0.75% 1/12/18	1,000,000	995,268
0.875% 10/14/16	1,100,000	1,106,164
0.875% 3/7/18	1,250,000	1,245,986
1.00% 6/29/17	1,000,000	1,005,785
1.25% 8/1/19	500,000	494,883
1.25% 10/2/19	1,000,000	987,056
1.375% 5/1/20	2,600,000	2,564,245
1.50% 6/25/18	2,000,000	2,000,810
1.75% 5/30/19	500,000	505,727
2.00% 8/25/16	500,000	508,949

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
2.00% 7/30/19	100,000	$102,008
2.375% 1/13/22	6,500,000	6,585,027
3.75% 3/27/19	700,000	760,767
4.875% 6/13/18	1,150,000	1,277,760
5.00% 2/16/17	500,000	535,550
5.00% 4/18/17	1,000,000	1,078,995
5.125% 11/17/17	250,000	275,147
5.50% 8/23/17	500,000	550,359
5.625% 11/23/35	100,000	102,004
6.25% 7/15/32	750,000	1,044,031
6.75% 9/15/29	100,000	144,614
6.75% 3/15/31	300,000	430,043
Financing
9.40% 2/8/18	480,000	584,234
10.70% 10/6/17	150,000	182,667
Tennessee Valley Authority
3.875% 2/15/21	400,000	440,582
4.625% 9/15/60	150,000	159,396
4.65% 6/15/35	500,000	558,629
4.70% 7/15/33	200,000	226,587
4.875% 12/15/16	100,000	106,048
5.25% 9/15/39	1,025,000	1,249,877
5.375% 4/1/56	200,000	242,399
5.50% 7/18/17	100,000	109,330
5.88% 4/1/36	75,000	97,530
6.15% 1/15/38	100,000	135,741
7.125% 5/1/30	100,000	142,692

Total Agency Obligations (Cost $81,710,791)		83,510,752

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.93%
Banc of America Commercial Mortgage Trust
Series 2006-6 A4 5.356% 10/10/45	450,000	460,755
•Series 2007-2 A4 5.783% 4/10/49	400,000	418,469
•Series 2007-3 A4 5.749% 6/10/49	200,000	211,323
Series 2007-5 A4 5.492% 2/10/51	21,332	22,523
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-TOP24 A4 5.537% 10/12/41	904,197	939,548
•Series 2007-PWR16 A4 5.896% 6/11/40	250,000	265,247
•Series 2007-PWR17 A4 5.694% 6/11/50	500,000	533,001
Series 2007-PWR18 A4 5.70% 6/11/50	360,000	385,024
•Series 2007-TOP28 AM 5.835% 9/11/42	1,075,000	1,165,483
Citigroup Commercial Mortgage Trust
•Series 2007-C6 A4 5.899% 12/10/49	400,000	427,862
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,263,275
Series 2013-GC11 AS 3.422% 4/10/46	770,000	771,897

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2013-GC15 A1 1.378% 9/10/46	515,011	$515,148
•COBALT Commercial Mortgage Trust
Series 2007-C2 A3 5.484% 4/15/47	417,177	440,726
COMM Mortgage Trust
•Series 2007-C9 A4 5.989% 12/10/49	500,000	535,774
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,010,094
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,442,412
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,563,163
¿Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	576,761
Commercial Mortgage Trust Series
2007-GG11 A4 5.736% 12/10/49	100,000	106,127
Credit Suisse Commercial Mortgage Trust
•Series 2007-C3 A4 5.89% 6/15/39	165,248	174,181
•Series 2008-C1 A3 6.168% 2/15/41	200,000	216,395
Fannie Mae-Aces
•Series 2014-M1 ASQ2 2.323% 11/25/18	3,000,000	3,070,377
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,352,648
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K006 A1 3.398% 7/25/19	1,220,847	1,275,083
¿Series K010 A1 3.32% 7/25/20	567,978	590,396
¿Series K025 A1 1.875% 4/25/22	1,445,080	1,448,889
¿Series K026 A2 2.51% 11/25/22	1,000,000	996,403
¿Series K030 A1 2.779% 9/25/22	1,364,873	1,414,404
•¿Series K030 A2 3.25% 4/25/23	6,000,000	6,247,788
General Electric Capital Commercial Mortgage Series 2007-C1 A4 5.543% 12/10/49	725,000	756,780
GS Mortgage Securities Trust
•Series 2007-GG10 A4 5.989% 8/10/45	448,929	479,076
Series 2013-GC12-A3 2.86% 6/10/46	1,500,000	1,491,667
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,608,000
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17 A4 5.429% 12/12/43	347,808	361,311
Series 2006-LDP8 A4 5.399% 5/15/45	904,902	933,039
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,011,118
LB-UBS Commercial Mortgage Trust
Series 2006-C6 A4 5.372% 9/15/39	250,000	259,355
•Series 2007-C6 A4 5.858% 7/15/40	549,864	579,155
•Series 2007-C7 A3 5.866% 9/15/45	691,764	748,441
•Series 2008-C1 A2 6.321% 4/15/41	344,268	373,954
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 6.029% 6/12/50	255,000	269,500
Series 2008-C1 A4 5.69% 2/12/51	654,248	705,483

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4 A3 5.172% 12/12/49	656,181	$681,938
Series 2007-5 A4 5.378% 8/12/48	293,763	306,189
•Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,137,068
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 A2 3.085% 8/15/46	750,000	777,422
Series 2013-C9 A4 3.102% 5/15/46	725,000	725,452
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,037,033
Morgan Stanley Capital I Trust
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	518,661
•Series 2007-IQ15 A4 6.104% 6/11/49	236,836	252,868
Series 2007-IQ16 A4 5.809% 12/12/49	1,432,789	1,537,667
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,036,131
Wachovia Bank Commercial Mortgage Trust
•Series 2006-C27 AM 5.795% 7/15/45	250,000	260,545
Series 2006-C29 AM 5.339% 11/15/48	750,000	788,000
•Series 2007-C32 A3 5.903% 6/15/49	200,000	211,472
•Series 2007-C33 A5 6.15% 2/15/51	500,000	541,012
Series 2007-C34 A3 5.678% 5/15/46	500,000	532,122
•Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B 4.436% 7/15/46	400,000	416,996
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	939,505
•Series 2013-C15 C 4.631% 8/15/46	1,000,000	1,021,800

Total Commercial Mortgage-Backed Securities (Cost $50,635,689)		52,139,936

CORPORATE BONDS–25.08%
Aerospace & Defense–0.37%
Boeing
2.50% 3/1/25	50,000	47,567
3.30% 3/1/35	100,000	90,998
3.50% 3/1/45	25,000	22,170
4.875% 2/15/20	200,000	225,799
6.00% 3/15/19	100,000	114,310
6.125% 2/15/33	50,000	62,619
6.875% 3/15/39	100,000	138,607
Boeing Capital
2.125% 8/15/16	100,000	101,597
4.70% 10/27/19	300,000	332,789
Embraer 5.15% 6/15/22	50,000	51,825
Embraer Netherlands Finance
5.05% 6/15/25	125,000	125,000
General Dynamics
1.00% 11/15/17	100,000	99,710
2.25% 7/15/16	150,000	152,335
2.25% 11/15/22	250,000	237,277
Honeywell International
3.35% 12/1/23	200,000	205,064

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Honeywell International (continued)
4.25% 3/1/21	50,000	$55,347
5.00% 2/15/19	100,000	111,113
5.30% 3/1/18	100,000	110,448
5.375% 3/1/41	65,000	76,824
5.70% 3/15/36	150,000	180,696
5.70% 3/15/37	100,000	119,638
L-3 Communications
3.95% 11/15/16	100,000	103,287
3.95% 5/28/24	450,000	438,235
4.75% 7/15/20	100,000	105,658
4.95% 2/15/21	100,000	106,848
Lockheed Martin
2.90% 3/1/25	300,000	288,780
3.35% 9/15/21	100,000	103,067
3.60% 3/1/35	150,000	139,203
4.07% 12/15/42	279,000	264,688
4.25% 11/15/19	200,000	217,767
4.85% 9/15/41	100,000	106,089
Northrop Grumman
1.75% 6/1/18	150,000	149,742
3.25% 8/1/23	350,000	343,491
3.50% 3/15/21	100,000	103,328
5.05% 11/15/40	100,000	105,173
Northrop Grumman Systems
7.75% 2/15/31	150,000	201,022
Precision Castparts
1.25% 1/15/18	200,000	198,909
2.50% 1/15/23	200,000	191,916
3.25% 6/15/25	100,000	98,854
3.90% 1/15/43	50,000	46,346
4.20% 6/15/35	100,000	99,884
4.375% 6/15/45	100,000	99,444
Raytheon
2.50% 12/15/22	125,000	122,195
3.125% 10/15/20	200,000	207,378
4.40% 2/15/20	100,000	109,564
4.70% 12/15/41	200,000	209,048
6.40% 12/15/18	50,000	57,920
7.20% 8/15/27	100,000	133,134
Rockwell Collins
3.70% 12/15/23	150,000	154,425
4.80% 12/15/43	100,000	105,424
5.25% 7/15/19	50,000	55,737
United Technologies
f1.778% 5/4/18	250,000	250,872
1.80% 6/1/17	150,000	152,228
3.10% 6/1/22	409,000	412,634
4.15% 5/15/45	250,000	239,315
4.50% 4/15/20	210,000	231,306
4.50% 6/1/42	400,000	407,311
5.375% 12/15/17	150,000	164,812

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
5.40% 5/1/35	200,000	$225,732
6.05% 6/1/36	150,000	182,468
6.125% 2/1/19	250,000	285,780
6.125% 7/15/38	200,000	244,383

		10,125,130

Air Freight & Logistics–0.08%
FedEx
2.625% 8/1/22	55,000	53,398
3.20% 2/1/25	200,000	195,209
3.875% 8/1/42	100,000	86,905
4.00% 1/15/24	120,000	124,690
4.10% 4/15/43	100,000	90,190
4.10% 2/1/45	200,000	180,381
4.90% 1/15/34	60,000	62,392
8.00% 1/15/19	100,000	119,633
Hunt (J.B.) Transport Services
3.85% 3/15/24	150,000	154,626
United Parcel Service
2.45% 10/1/22	125,000	120,741
3.125% 1/15/21	350,000	364,777
3.625% 10/1/42	75,000	68,512
4.875% 11/15/40	55,000	59,155
5.125% 4/1/19	200,000	223,077
6.20% 1/15/38	255,000	319,397

		2,223,083

Airlines–0.09%
¿American Airlines 2013-2 Pass Through
Trust Class A 4.95% 1/15/23	366,336	389,232
American Airlines 2015-1 Pass Through Trust
¿Class A 3.375% 5/1/27	100,000	98,750
¿Class B 3.70% 5/1/23	700,000	686,000
Continental Airlines Pass Through Trust
¿Series 2009-1 9.00% 7/8/16	142,948	152,597
¿Series 2010-1 Class A 4.75% 1/12/21	79,929	84,924
¿Series 2012-1 Class A 4.15% 4/11/24	225,391	232,716
Delta Air Lines Pass Through Trust
¿Series 2009-1 Class A 7.75% 12/17/19	51,761	59,137
¿Series 2010-1 Class A 6.20% 7/2/18	61,850	66,952
¿Series 2010-2 Class A 4.95% 5/23/19	63,064	66,848
¿Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A
3.90% 1/15/26	38,708	38,708
Southwest Airlines
2.75% 11/6/19	50,000	50,781
5.125% 3/1/17	100,000	106,150
¿United Airlines 2014-2 Pass Through
Trust Series 2014-2 Class A 3.75% 9/3/26	200,000	198,000

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
US Airways Pass Through Trust
¿Series 2012-1 Class A 5.90% 10/1/24	43,106	$48,709
¿Series 2012-2 Class A 4.625% 6/3/25	86,562	90,025
¿Series 2013-1 Class A 3.95% 11/15/25	93,705	94,174

		2,463,703

Auto Components–0.05%
Delphi 5.00% 2/15/23	300,000	320,250
Johnson Controls
1.40% 11/2/17	500,000	498,350
3.625% 7/2/24	107,000	107,390
4.25% 3/1/21	60,000	63,467
4.95% 7/2/64	94,000	89,711
5.00% 3/30/20	100,000	109,892
5.70% 3/1/41	70,000	78,140
Magna International 3.625% 6/15/24	200,000	197,342

		1,464,542

Automobiles–0.08%
Daimler Finance North America
8.50% 1/18/31	200,000	294,364
Ford Motor
4.75% 1/15/43	400,000	389,306
7.45% 7/16/31	650,000	832,684
General Motors 6.25% 10/2/43	600,000	671,675

		2,188,029

Beverages–0.49%
Anheuser-Busch 6.45% 9/1/37	100,000	123,709
Anheuser-Busch InBev Finance
1.125% 1/27/17	250,000	250,753
1.25% 1/17/18	250,000	249,281
2.625% 1/17/23	450,000	432,322
4.00% 1/17/43	100,000	91,805
4.625% 2/1/44	550,000	554,922
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	500,000	502,501
2.50% 7/15/22	450,000	433,168
3.75% 7/15/42	136,000	120,367
4.375% 2/15/21	30,000	32,718
5.375% 1/15/20	400,000	451,438
6.375% 1/15/40	200,000	250,898
7.75% 1/15/19	500,000	593,754
8.20% 1/15/39	200,000	298,305
Beam Suntory 1.75% 6/15/18	250,000	248,835
Bottling Group 5.125% 1/15/19	200,000	221,786
Brown-Forman
1.00% 1/15/18	250,000	246,786
3.75% 1/15/43	125,000	111,311
Coca-Cola
1.65% 3/14/18	250,000	252,529
1.65% 11/1/18	500,000	502,887
1.80% 9/1/16	245,000	248,004

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola (continued)
2.45% 11/1/20	500,000	$507,833
2.50% 4/1/23	250,000	241,145
3.15% 11/15/20	170,000	177,403
3.30% 9/1/21	250,000	262,263
Coca-Cola Enterprises
3.50% 9/15/20	100,000	104,956
4.50% 9/1/21	200,000	219,128
Coca-Cola Femsa
2.375% 11/26/18	200,000	203,320
3.875% 11/26/23	200,000	208,564
Diageo Capital
1.50% 5/11/17	125,000	125,068
2.625% 4/29/23	350,000	334,151
3.875% 4/29/43	30,000	26,741
4.828% 7/15/20	100,000	110,751
5.50% 9/30/16	100,000	105,718
5.75% 10/23/17	100,000	109,179
5.875% 9/30/36	100,000	115,398
Diageo Investment 8.00% 9/15/22	100,000	130,488
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	64,799
6.82% 5/1/18	100,000	113,586
Fomento Economico Mexicano
2.875% 5/10/23	150,000	141,891
4.375% 5/10/43	200,000	186,498
Molson Coors Brewing 5.00% 5/1/42	250,000	244,263
PepsiCo
1.25% 8/13/17	100,000	100,197
1.25% 4/30/18	500,000	498,127
2.75% 3/1/23	550,000	541,891
3.00% 8/25/21	100,000	102,531
3.125% 11/1/20	250,000	260,952
3.60% 3/1/24	779,000	802,292
3.60% 8/13/42	250,000	220,011
4.00% 3/5/42	100,000	94,076
4.50% 1/15/20	100,000	109,762
4.875% 11/1/40	100,000	106,278
5.00% 6/1/18	150,000	164,582
5.50% 1/15/40	150,000	170,965
7.90% 11/1/18	200,000	238,911

		13,361,797

Biotechnology–0.26%
Amgen
2.125% 5/15/17	250,000	254,057
2.125% 5/1/20	200,000	196,061
2.20% 5/22/19	650,000	648,750
2.50% 11/15/16	100,000	101,903
2.70% 5/1/22	100,000	96,825
3.125% 5/1/25	200,000	189,623
3.625% 5/15/22	100,000	102,034

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
3.625% 5/22/24	150,000	$149,078
3.875% 11/15/21	200,000	210,025
4.10% 6/15/21	100,000	106,656
4.40% 5/1/45	300,000	277,552
4.50% 3/15/20	150,000	163,715
5.15% 11/15/41	250,000	257,662
5.65% 6/15/42	200,000	223,102
5.75% 3/15/40	200,000	221,169
6.15% 6/1/18	250,000	281,065
6.375% 6/1/37	100,000	118,492
6.40% 2/1/39	50,000	60,031
6.90% 6/1/38	150,000	188,396
Biogen 6.875% 3/1/18	100,000	113,223
Celgene
2.30% 8/15/18	143,000	145,266
3.25% 8/15/22	250,000	247,621
3.625% 5/15/24	200,000	200,122
3.95% 10/15/20	100,000	106,377
4.00% 8/15/23	100,000	102,459
4.625% 5/15/44	300,000	287,382
Genzyme 5.00% 6/15/20	100,000	113,065
Gilead Sciences
3.50% 2/1/25	670,000	671,771
4.40% 12/1/21	200,000	218,611
4.50% 4/1/21	100,000	109,800
4.50% 2/1/45	80,000	79,886
4.80% 4/1/44	400,000	412,651
5.65% 12/1/41	250,000	287,059

		6,941,489

Building Products–0.02%
CRH America 8.125% 7/15/18	125,000	146,703
Fortune Brands Home & Security
3.00% 6/15/20	50,000	50,109
4.00% 6/15/25	50,000	49,729
Martin Marietta Materials 4.25% 7/2/24	55,000	55,778
Owens Corning
4.20% 12/15/22	212,000	215,208
7.00% 12/1/36	100,000	114,584

		632,111

Capital Markets–2.23%
Affiliated Managers Group
4.25% 2/15/24	100,000	103,226
Ameriprise Financial
5.30% 3/15/20	200,000	226,198
7.30% 6/28/19	200,000	237,976
Apollo Investment 5.25% 3/3/25	50,000	49,432
Ares Capital
3.875% 1/15/20	30,000	30,525
4.875% 11/30/18	100,000	104,922

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon
f1.969% 6/20/17	250,000	$253,876
2.10% 8/1/18	500,000	506,523
2.10% 1/15/19	200,000	200,685
2.15% 2/24/20	150,000	148,515
2.30% 7/28/16	200,000	203,597
2.30% 9/11/19	500,000	499,960
3.00% 2/24/25	100,000	97,004
3.55% 9/23/21	200,000	209,124
3.95% 11/18/25	100,000	105,213
4.15% 2/1/21	100,000	108,278
5.45% 5/15/19	100,000	112,056
Barclays
2.75% 11/8/19	1,000,000	993,721
2.875% 6/8/20	500,000	497,058
Bear Stearns
4.65% 7/2/18	500,000	538,997
5.55% 1/22/17	300,000	318,345
7.25% 2/1/18	300,000	339,969
BlackRock
3.375% 6/1/22	150,000	154,502
5.00% 12/10/19	100,000	111,727
6.25% 9/15/17	100,000	110,777
Comerica Bank 5.75% 11/21/16	100,000	106,632
Credit Suisse USA 5.85% 8/16/16	100,000	105,525
Deutsche Bank
1.40% 2/13/17	700,000	698,179
3.70% 5/30/24	490,000	484,803
•4.296% 5/24/28	200,000	189,345
4.50% 4/1/25	200,000	190,771
6.00% 9/1/17	500,000	544,304
Export-Import Bank of Korea
2.375% 8/12/19	800,000	804,305
2.875% 1/21/25	500,000	483,661
3.75% 10/20/16	200,000	206,863
4.00% 1/11/17	100,000	103,997
4.00% 1/29/21	100,000	106,744
5.00% 4/11/22	250,000	281,877
5.125% 6/29/20	100,000	112,333
Franklin Resources
2.85% 3/30/25	100,000	96,184
4.625% 5/20/20	100,000	110,678
FS Investment
4.00% 7/15/19	100,000	101,711
4.75% 5/15/22	50,000	48,979
Goldman Sachs Group
2.375% 1/22/18	500,000	507,793
2.55% 10/23/19	750,000	752,215
2.90% 7/19/18	500,000	511,987
3.625% 1/22/23	450,000	447,601
3.75% 5/22/25	750,000	741,040

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
3.85% 7/8/24	400,000	$400,106
5.15% 5/22/45	160,000	154,933
5.25% 7/27/21	400,000	444,556
5.375% 3/15/20	200,000	222,844
5.625% 1/15/17	500,000	529,653
5.75% 10/1/16	700,000	738,684
5.75% 1/24/22	750,000	853,810
5.95% 1/18/18	700,000	769,773
5.95% 1/15/27	200,000	224,580
6.00% 6/15/20	500,000	571,735
6.125% 2/15/33	250,000	298,743
6.15% 4/1/18	500,000	556,153
6.25% 9/1/17	300,000	328,527
6.25% 2/1/41	255,000	302,427
6.45% 5/1/36	600,000	679,075
6.75% 10/1/37	800,000	941,246
7.50% 2/15/19	825,000	969,521
Invesco Finance 4.00% 1/30/24	500,000	514,009
Jefferies Group
5.125% 1/20/23	150,000	155,097
6.25% 1/15/36	100,000	99,730
8.50% 7/15/19	200,000	237,844
KFW
^0.419% 4/18/36	200,000	102,247
^0.43% 6/29/37	500,000	244,517
0.75% 3/17/17	1,000,000	1,001,158
0.875% 9/5/17	350,000	349,752
1.00% 1/26/18	1,000,000	999,674
1.00% 6/11/18	1,000,000	995,853
1.25% 2/15/17	750,000	757,174
2.00% 10/4/22	700,000	689,567
2.00% 5/2/25	1,200,000	1,143,295
2.125% 1/17/23	1,000,000	989,609
2.50% 11/20/24	1,000,000	1,002,420
2.625% 1/25/22	400,000	411,636
2.75% 9/8/20	2,500,000	2,612,190
4.00% 1/27/20	750,000	825,890
4.375% 3/15/18	350,000	380,849
4.50% 7/16/18	800,000	879,050
4.875% 1/17/17	500,000	532,351
4.875% 6/17/19	500,000	564,918
Korea Development Bank
2.25% 8/7/17	250,000	253,245
3.00% 3/17/19	500,000	515,179
3.25% 9/20/16	100,000	102,515
3.50% 8/22/17	250,000	259,853
3.875% 5/4/17	200,000	208,300
4.00% 9/9/16	100,000	103,334
Landwirtschaftliche Rentenbank
1.00% 4/4/18	500,000	498,555

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Landwirtschaftliche Rentenbank (continued)
1.375% 10/23/19	300,000	$297,292
1.75% 4/15/19	1,125,000	1,138,849
2.375% 9/13/17	300,000	309,683
5.125% 2/1/17	400,000	427,715
Lazard Group
3.75% 2/13/25	100,000	95,353
4.25% 11/14/20	106,000	111,588
Legg Mason 5.625% 1/15/44	100,000	107,084
Lloyds Bank
2.30% 11/27/18	250,000	252,848
3.50% 5/14/25	200,000	196,773
4.20% 3/28/17	500,000	524,952
6.375% 1/21/21	300,000	354,245
Morgan Stanley
1.875% 1/5/18	600,000	601,811
2.125% 4/25/18	300,000	302,150
2.50% 1/24/19	250,000	252,447
3.70% 10/23/24	1,125,000	1,121,757
3.75% 2/25/23	500,000	506,071
3.95% 4/23/27	300,000	283,522
4.10% 5/22/23	350,000	351,240
4.30% 1/27/45	500,000	468,334
4.35% 9/8/26	300,000	294,607
4.75% 3/22/17	700,000	738,645
4.875% 11/1/22	250,000	266,337
5.00% 11/24/25	175,000	183,572
5.45% 1/9/17	800,000	847,946
5.50% 1/26/20	200,000	223,335
5.50% 7/28/21	300,000	338,691
5.55% 4/27/17	350,000	375,189
5.625% 9/23/19	350,000	392,431
5.75% 10/18/16	200,000	211,430
5.75% 1/25/21	650,000	741,090
5.95% 12/28/17	300,000	329,880
6.25% 8/9/26	100,000	120,028
6.375% 7/24/42	850,000	1,045,846
6.625% 4/1/18	500,000	561,241
7.25% 4/1/32	100,000	132,387
7.30% 5/13/19	300,000	353,125
fMurray Street Investment Trust I
4.647% 3/9/17	300,000	315,204
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	103,238
Nomura Holdings
2.00% 9/13/16	350,000	352,653
2.75% 3/19/19	350,000	353,544
6.70% 3/4/20	83,000	97,449
Northern Trust
3.45% 11/4/20	100,000	105,882
3.95% 10/30/25	250,000	258,643
6.50% 8/15/18	850,000	971,584

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Oesterreichische Kontrollbank
0.75% 12/15/16	500,000	$501,195
1.125% 5/29/18	350,000	349,404
1.375% 2/10/20	300,000	295,783
PennantPark Investment 4.50% 10/1/19	150,000	150,843
Prospect Capital 5.00% 7/15/19	200,000	206,718
Raymond James Financial
8.60% 8/15/19	200,000	244,639
Schwab (Charles)
1.50% 3/10/18	50,000	50,068
3.00% 3/10/25	100,000	98,209
3.225% 9/1/22	100,000	100,881
4.45% 7/22/20	100,000	110,608
TD Ameritrade Holding 2.95% 4/1/22	250,000	248,102

		60,190,051

Chemicals–0.50%
Agrium
3.15% 10/1/22	100,000	97,112
4.125% 3/15/35	500,000	448,539
6.125% 1/15/41	245,000	276,576
6.75% 1/15/19	100,000	114,685
Air Products & Chemicals
2.00% 8/2/16	55,000	55,833
3.35% 7/31/24	250,000	251,019
4.375% 8/21/19	50,000	54,158
Airgas 2.90% 11/15/22	150,000	146,523
Albemarle 5.45% 12/1/44	500,000	502,265
Cabot 5.00% 10/1/16	50,000	52,362
CF Industries
3.45% 6/1/23	38,000	36,855
4.95% 6/1/43	38,000	35,686
5.15% 3/15/34	450,000	445,788
7.125% 5/1/20	200,000	237,826
Cytec Industries 3.95% 5/1/25	100,000	98,582
Dow Chemical
3.00% 11/15/22	150,000	144,539
4.25% 11/15/20	700,000	748,480
4.375% 11/15/42	400,000	365,797
5.25% 11/15/41	100,000	102,376
5.70% 5/15/18	197,000	218,185
7.375% 11/1/29	125,000	157,949
8.55% 5/15/19	355,000	433,194
9.40% 5/15/39	100,000	150,953
duPont (E.I.) deNemours
2.80% 2/15/23	300,000	292,613
3.625% 1/15/21	100,000	104,842
4.15% 2/15/43	100,000	95,893
4.25% 4/1/21	150,000	163,013
5.25% 12/15/16	25,000	26,470
5.75% 3/15/19	100,000	113,434
6.00% 7/15/18	400,000	449,043

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
duPont (E.I.) deNemours (continued)
6.50% 1/15/28	150,000	$184,549
Eastman Chemical
3.60% 8/15/22	225,000	227,782
3.80% 3/15/25	100,000	100,024
4.65% 10/15/44	70,000	66,575
4.80% 9/1/42	250,000	240,681
5.50% 11/15/19	100,000	111,261
Ecolab
2.25% 1/12/20	200,000	198,201
3.00% 12/8/16	250,000	255,933
4.35% 12/8/21	200,000	216,072
FMC
3.95% 2/1/22	100,000	101,644
4.10% 2/1/24	100,000	102,078
International Flavors & Fragrances
3.20% 5/1/23	50,000	48,624
Lubrizol 8.875% 2/1/19	150,000	184,406
LYB International Finance
4.00% 7/15/23	200,000	205,020
LyondellBasell Industries
5.00% 4/15/19	500,000	542,073
6.00% 11/15/21	350,000	401,149
Methanex 5.65% 12/1/44	200,000	193,089
Monsanto
2.125% 7/15/19	400,000	397,523
2.20% 7/15/22	100,000	91,515
3.60% 7/15/42	125,000	99,631
4.70% 7/15/64	250,000	217,361
5.125% 4/15/18	25,000	27,292
5.875% 4/15/38	50,000	55,264
Mosaic
4.25% 11/15/23	125,000	128,748
5.45% 11/15/33	104,000	111,026
5.625% 11/15/43	200,000	213,853
NewMarket 4.10% 12/15/22	50,000	50,603
Potash of Saskatchewan
3.00% 4/1/25	300,000	287,548
3.625% 3/15/24	200,000	202,448
4.875% 3/30/20	10,000	11,028
6.50% 5/15/19	145,000	167,740
PPG Industries
2.30% 11/15/19	100,000	100,262
3.60% 11/15/20	100,000	104,529
Praxair
1.05% 11/7/17	175,000	174,365
1.25% 11/7/18	100,000	98,735
2.20% 8/15/22	100,000	95,305
2.70% 2/21/23	100,000	98,192
4.05% 3/15/21	100,000	108,353
4.50% 8/15/19	100,000	109,500
Rohm & Haas 7.85% 7/15/29	150,000	197,460

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
RPM International
5.25% 6/1/45	100,000	$95,522
6.125% 10/15/19	100,000	112,609
Sherwin-Williams 1.35% 12/15/17	200,000	199,403
Syngenta Finance 3.125% 3/28/22	100,000	98,791
Valspar 7.25% 6/15/19	50,000	57,887
Westlake Chemical 3.60% 7/15/22	50,000	49,612

		13,561,856

Commercial Banks–2.48%
Abbey National Treasury Services
2.35% 9/10/19	335,000	335,280
3.05% 8/23/18	250,000	258,842
American Express Bank 6.00% 9/13/17	250,000	273,392
American Express Centurion Bank
5.95% 6/12/17	100,000	108,989
6.00% 9/13/17	100,000	109,357
Australia & New Zealand Banking Group
1.25% 6/13/17	350,000	350,703
1.45% 5/15/18	250,000	248,602
Banco do Brasil 3.875% 10/10/22	300,000	273,000
Bancolombia 5.95% 6/3/21	200,000	220,300
Bank of America North America
1.125% 11/14/16	300,000	300,141
1.25% 2/14/17	650,000	649,898
5.30% 3/15/17	650,000	688,625
6.00% 10/15/36	400,000	476,148
Bank of Montreal
1.30% 7/15/16	194,000	195,107
1.45% 4/9/18	500,000	497,700
2.50% 1/11/17	300,000	306,826
2.55% 11/6/22	300,000	292,007
Bank of Nova Scotia
1.10% 12/13/16	400,000	400,798
1.25% 4/11/17	200,000	200,506
1.375% 7/15/16	200,000	201,319
1.375% 12/18/17	150,000	149,515
1.45% 4/25/18	250,000	248,968
1.85% 4/14/20	500,000	494,951
2.55% 1/12/17	300,000	306,531
2.80% 7/21/21	550,000	554,003
Bank One 8.00% 4/29/27	100,000	133,249
Barclays Bank
3.75% 5/15/24	500,000	502,741
5.00% 9/22/16	400,000	418,712
5.125% 1/8/20	250,000	278,247
5.14% 10/14/20	200,000	217,648
BB&T
2.05% 6/19/18	350,000	353,983
2.45% 1/15/20	700,000	702,009
4.90% 6/30/17	100,000	105,991

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
BNP Paribas
1.375% 3/17/17	600,000	$599,532
2.375% 9/14/17	250,000	253,879
2.70% 8/20/18	300,000	307,230
3.25% 3/3/23	500,000	497,085
4.25% 10/15/24	200,000	197,533
5.00% 1/15/21	300,000	331,840
BPCE
2.25% 1/27/20	550,000	545,665
2.50% 12/10/18	250,000	253,862
2.50% 7/15/19	250,000	252,497
Branch Banking & Trust
1.35% 10/1/17	250,000	249,863
1.45% 10/3/16	250,000	251,798
2.30% 10/15/18	250,000	253,929
Canadian Imperial Bank of Commerce
1.35% 7/18/16	200,000	201,214
1.55% 1/23/18	200,000	200,042
Capital One 2.40% 9/5/19	300,000	297,623
Capital One Financial
2.45% 4/24/19	350,000	350,352
3.15% 7/15/16	60,000	61,144
3.20% 2/5/25	150,000	142,172
3.50% 6/15/23	600,000	591,535
4.75% 7/15/21	100,000	109,372
6.15% 9/1/16	100,000	105,578
Comerica
2.125% 5/23/19	50,000	49,682
3.80% 7/22/26	60,000	58,427
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	253,328
2.25% 3/13/19	250,000	251,438
2.30% 9/6/19	250,000	250,919
2.50% 9/20/18	800,000	819,851
Compass Bank
3.875% 4/10/25	250,000	235,833
6.40% 10/1/17	100,000	108,874
Cooperatieve Centrale Raiffeisen-Boerenleenbank
1.70% 3/19/18	250,000	250,783
2.25% 1/14/19	300,000	302,215
3.375% 1/19/17	400,000	413,327
3.375% 5/21/25	250,000	244,204
3.875% 2/8/22	250,000	260,454
3.95% 11/9/22	250,000	250,362
4.50% 1/11/21	550,000	600,354
4.625% 12/1/23	350,000	361,725
5.25% 5/24/41	150,000	164,936
#Corpbanca 144A 3.875% 9/22/19	300,000	305,258
Credit Suisse Group Funding Guernsey
#144A 2.75% 3/26/20	600,000	593,123
#144A 4.875% 5/15/45	400,000	386,352

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Credit Suisse New York
1.375% 5/26/17	1,000,000	$999,537
1.70% 4/27/18	250,000	248,359
2.30% 5/28/19	250,000	249,705
3.625% 9/9/24	700,000	696,650
4.375% 8/5/20	200,000	217,926
5.30% 8/13/19	100,000	111,430
6.00% 2/15/18	500,000	549,084
Discover Bank
2.00% 2/21/18	250,000	249,547
4.20% 8/8/23	250,000	253,480
Fifth Third Bancorp
3.50% 3/15/22	200,000	203,717
4.30% 1/16/24	250,000	257,021
5.45% 1/15/17	100,000	106,045
8.25% 3/1/38	100,000	144,928
Fifth Third Bank 1.15% 11/18/16	300,000	299,393
HSBC Bank USA
5.625% 8/15/35	500,000	568,275
5.875% 11/1/34	100,000	117,352
7.00% 1/15/39	100,000	129,661
HSBC Holdings
4.00% 3/30/22	500,000	523,950
4.25% 3/14/24	300,000	303,543
5.10% 4/5/21	300,000	334,667
5.25% 3/14/44	250,000	260,293
6.10% 1/14/42	200,000	242,597
6.50% 5/2/36	200,000	238,571
6.50% 9/15/37	200,000	242,109
6.80% 6/1/38	200,000	249,121
HSBC USA
1.625% 1/16/18	500,000	498,817
2.25% 6/23/19	300,000	297,839
3.50% 6/23/24	800,000	806,038
5.00% 9/27/20	300,000	333,161
Huntington Bancshares 2.60% 8/2/18	250,000	253,323
Huntington National Bank 2.40% 4/1/20	250,000	247,481
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	509,841
Intesa Sanpaolo
3.875% 1/16/18	300,000	309,886
3.875% 1/15/19	600,000	617,806
JPMorgan Chase Bank 6.00% 10/1/17	950,000	1,036,164
KeyBank
1.65% 2/1/18	250,000	250,275
3.18% 5/22/22	300,000	299,693
KeyCorp 5.10% 3/24/21	300,000	333,259
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	350,706
2.30% 1/30/19	250,000	252,120
MUFG Union Bank 2.625% 9/26/18	250,000	254,149
National Australia Bank 3.00% 1/20/23	500,000	494,458

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
National City 6.875% 5/15/19	100,000	$116,073
PNC Bank
1.15% 11/1/16	269,000	269,396
1.30% 10/3/16	600,000	602,627
2.30% 6/1/20	250,000	248,598
2.70% 11/1/22	250,000	240,840
4.20% 11/1/25	1,000,000	1,050,840
6.875% 4/1/18	150,000	169,608
PNC Funding
2.70% 9/19/16	200,000	203,505
3.30% 3/8/22	300,000	305,381
5.125% 2/8/20	100,000	112,180
6.70% 6/10/19	150,000	174,992
Regions Financial 2.00% 5/15/18	250,000	250,005
Royal Bank of Canada
1.20% 1/23/17	250,000	251,112
1.20% 9/19/17	350,000	349,643
1.25% 6/16/17	450,000	451,080
1.45% 9/9/16	750,000	755,967
2.15% 3/15/19	200,000	201,507
2.15% 3/6/20	250,000	249,869
2.20% 7/27/18	150,000	152,671
2.20% 9/23/19	550,000	554,603
2.30% 7/20/16	100,000	101,687
Royal Bank of Scotland 5.625% 8/24/20	150,000	169,042
Royal Bank of Scotland Group
1.875% 3/31/17	200,000	199,068
6.40% 10/21/19	300,000	335,575
Societe Generale 2.75% 10/12/17	150,000	153,828
Sumitomo Mitsui Banking
1.30% 1/10/17	250,000	250,299
1.80% 7/18/17	250,000	251,898
2.45% 1/10/19	300,000	303,519
2.45% 1/16/20	600,000	602,005
2.50% 7/19/18	250,000	254,991
3.20% 7/18/22	250,000	249,897
SunTrust Bank
1.35% 2/15/17	200,000	199,953
7.25% 3/15/18	200,000	227,605
SunTrust Banks 2.50% 5/1/19	450,000	452,934
SVB Financial Group 5.375% 9/15/20	150,000	167,533
Svenska Handelsbanken
1.625% 3/21/18	250,000	250,620
2.50% 1/25/19	250,000	254,261
3.125% 7/12/16	200,000	204,765
Toronto-Dominion Bank
1.125% 5/2/17	250,000	250,473
1.40% 4/30/18	650,000	649,086
1.50% 9/9/16	200,000	201,633
2.125% 7/2/19	200,000	200,941
2.25% 11/5/19	250,000	251,266

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Toronto-Dominion Bank (continued)
2.50% 7/14/16	200,000	$203,453
2.625% 9/10/18	100,000	103,128
U.S. Bancorp
1.65% 5/15/17	550,000	556,772
1.95% 11/15/18	600,000	605,696
2.20% 11/15/16	200,000	203,486
2.95% 7/15/22	200,000	197,043
3.00% 3/15/22	150,000	151,383
3.60% 9/11/24	250,000	251,609
3.70% 1/30/24	250,000	259,098
U.S. Bank 1.375% 9/11/17	250,000	250,724
UBS
1.375% 6/1/17	500,000	498,971
4.875% 8/4/20	595,000	658,493
5.75% 4/25/18	350,000	387,907
5.875% 7/15/16	500,000	522,159
5.875% 12/20/17	475,000	522,737
Wachovia
5.50% 8/1/35	150,000	164,479
5.625% 10/15/16	100,000	105,751
5.75% 2/1/18	600,000	662,894
Wells Fargo
1.15% 6/2/17	250,000	249,438
1.25% 7/20/16	800,000	803,515
1.50% 1/16/18	250,000	249,624
2.15% 1/15/19	1,187,000	1,194,980
3.30% 9/9/24	250,000	246,455
3.45% 2/13/23	250,000	248,894
3.50% 3/8/22	600,000	616,874
3.90% 5/1/45	110,000	99,245
4.10% 6/3/26	740,000	744,093
4.125% 8/15/23	300,000	311,807
4.60% 4/1/21	350,000	383,709
4.65% 11/4/44	225,000	216,167
5.375% 11/2/43	775,000	829,338
5.625% 12/11/17	150,000	164,865
Wells Fargo Bank
5.85% 2/1/37	450,000	533,396
6.00% 11/15/17	300,000	330,573
6.60% 1/15/38	450,000	584,564
Wells Fargo Capital X 5.95% 12/15/36	100,000	102,150
Westpac Banking
1.05% 11/25/16	350,000	351,327
1.20% 5/19/17	158,000	158,409
1.50% 12/1/17	150,000	150,300
1.55% 5/25/18	100,000	99,809
1.60% 1/12/18	250,000	250,918
2.00% 8/14/17	250,000	253,601
2.25% 7/30/18	100,000	101,584
2.25% 1/17/19	150,000	152,008
2.30% 5/26/20	100,000	99,762

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Westpac Banking (continued)
4.875% 11/19/19	250,000	$277,431

		67,015,250

Commercial Services & Supplies–0.11%
Avery Dennison 5.375% 4/15/20	50,000	54,890
CDK Global 3.30% 10/15/19	135,000	135,330
Cintas No. 2 4.30% 6/1/21	60,000	64,776
Dun & Bradstreet 4.00% 6/15/20	150,000	150,879
Pitney Bowes
4.625% 3/15/24	200,000	202,066
4.75% 5/15/18	200,000	212,158
Republic Services
3.20% 3/15/25	250,000	240,947
3.80% 5/15/18	100,000	105,271
4.75% 5/15/23	100,000	108,450
5.25% 11/15/21	100,000	112,220
5.50% 9/15/19	299,000	334,285
5.70% 5/15/41	50,000	56,969
Verisk Analytics
4.00% 6/15/25	100,000	98,129
4.125% 9/12/22	100,000	101,981
Waste Management
3.125% 3/1/25	100,000	97,216
3.50% 5/15/24	250,000	250,804
3.90% 3/1/35	550,000	505,980
4.10% 3/1/45	55,000	50,376

		2,882,727

Communications Equipment–0.19%
Cisco Systems
1.10% 3/3/17	570,000	572,155
1.65% 6/15/18	100,000	100,398
2.45% 6/15/20	100,000	100,782
2.90% 3/4/21	615,000	628,172
3.00% 6/15/22	60,000	60,340
3.50% 6/15/25	45,000	45,542
3.625% 3/4/24	100,000	103,293
4.45% 1/15/20	300,000	328,220
4.95% 2/15/19	450,000	497,113
5.50% 1/15/40	200,000	228,437
5.90% 2/15/39	300,000	359,033
Harris
2.70% 4/27/20	30,000	29,650
3.832% 4/27/25	50,000	48,702
4.854% 4/27/35	70,000	67,286
5.054% 4/27/45	70,000	66,940
Juniper Networks
4.60% 3/15/21	100,000	105,700
5.95% 3/15/41	100,000	102,408
Motorola Solutions
3.50% 3/1/23	100,000	94,473

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Motorola Solutions (continued)
4.00% 9/1/24	250,000	$242,953
QUALCOMM
1.40% 5/18/18	196,000	195,474
3.00% 5/20/22	300,000	298,242
3.45% 5/20/25	300,000	292,708
4.65% 5/20/35	200,000	193,971
4.80% 5/20/45	200,000	192,367
Telefonakaiebolaget LM Ericsson
4.125% 5/15/22	250,000	259,345

		5,213,704

Computers & Peripherals–0.34%
Apple
1.00% 5/3/18	750,000	742,727
1.05% 5/5/17	500,000	501,633
1.55% 2/7/20	950,000	931,284
2.00% 5/6/20	100,000	99,489
2.15% 2/9/22	250,000	239,039
2.40% 5/3/23	822,000	787,175
2.50% 2/9/25	250,000	234,721
2.70% 5/13/22	100,000	99,071
3.20% 5/13/25	150,000	149,412
3.45% 5/6/24	350,000	357,313
3.45% 2/9/45	125,000	106,217
3.85% 5/4/43	350,000	319,348
4.45% 5/6/44	600,000	600,607
Cadence Design Systems
4.375% 10/15/24	75,000	75,380
EMC
1.875% 6/1/18	250,000	250,590
2.65% 6/1/20	300,000	303,284
3.375% 6/1/23	250,000	250,647
Hewlett-Packard
2.60% 9/15/17	425,000	432,916
3.00% 9/15/16	150,000	153,092
3.30% 12/9/16	300,000	308,050
4.30% 6/1/21	200,000	208,010
4.375% 9/15/21	150,000	155,958
4.65% 12/9/21	350,000	372,013
5.50% 3/1/18	200,000	218,966
6.00% 9/15/41	305,000	302,643
Lexmark International 5.125% 3/15/20	100,000	107,029
NetApp 3.375% 6/15/21	150,000	147,996
Seagate HDD Cayman 3.75% 11/15/18	600,000	626,014

		9,080,624

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	246,185
4.375% 5/8/42	187,000	185,722
Fluor 3.50% 12/15/24	100,000	100,381

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering (continued)
Leucadia National 5.50% 10/18/23	200,000	$204,803

		737,091

Consumer Finance–0.71%
American Express
1.55% 5/22/18	250,000	248,281
2.65% 12/2/22	115,000	110,809
4.05% 12/3/42	135,000	125,716
6.15% 8/28/17	300,000	328,457
•6.80% 9/1/66	100,000	103,140
7.00% 3/19/18	100,000	113,481
8.125% 5/20/19	100,000	121,404
American Express Credit
1.30% 7/29/16	500,000	501,669
2.125% 7/27/18	500,000	505,992
2.25% 8/15/19	200,000	200,454
2.375% 3/24/17	550,000	561,483
2.80% 9/19/16	200,000	204,220
American Honda Finance
0.95% 5/5/17	350,000	349,811
1.20% 7/14/17	200,000	200,220
1.55% 12/11/17	200,000	200,763
2.125% 10/10/18	200,000	203,124
Capital One Bank USA
2.15% 11/21/18	400,000	399,854
2.25% 2/13/19	500,000	497,564
8.80% 7/15/19	200,000	245,559
Caterpillar Financial Services
1.00% 11/25/16	1,000,000	1,002,689
1.00% 3/3/17	100,000	100,247
1.35% 9/6/16	500,000	503,479
1.70% 6/16/18	100,000	100,283
2.05% 8/1/16	125,000	126,674
2.45% 9/6/18	250,000	255,863
3.30% 6/9/24	150,000	151,311
7.15% 2/15/19	200,000	235,577
Discover Financial Services
3.75% 3/4/25	100,000	95,674
3.95% 11/6/24	100,000	97,354
5.20% 4/27/22	100,000	106,480
Ford Motor Credit
1.724% 12/6/17	550,000	547,467
2.24% 6/15/18	245,000	245,339
2.375% 1/16/18	250,000	252,478
2.375% 3/12/19	200,000	199,530
2.459% 3/27/20	200,000	196,765
3.00% 6/12/17	250,000	255,843
3.664% 9/8/24	250,000	247,159
5.00% 5/15/18	500,000	537,903
5.75% 2/1/21	200,000	224,721
5.875% 8/2/21	750,000	854,947

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
General Motors Financial
3.15% 1/15/20	800,000	$804,577
4.00% 1/15/25	600,000	589,892
4.75% 8/15/17	370,000	390,663
HSBC Finance 6.676% 1/15/21	323,000	374,119
John Deere Capital
1.05% 10/11/16	600,000	602,681
1.05% 12/15/16	150,000	150,172
1.70% 1/15/20	350,000	342,916
2.25% 4/17/19	200,000	201,907
2.30% 9/16/19	500,000	503,554
2.80% 3/4/21	200,000	202,758
5.50% 4/13/17	150,000	162,075
PACCAR Financial
1.15% 8/16/16	150,000	150,714
1.40% 5/18/18	125,000	124,856
1.60% 3/15/17	100,000	100,997
Toyota Motor Credit
1.25% 10/5/17	250,000	250,721
1.75% 5/22/17	550,000	557,758
2.00% 9/15/16	250,000	253,730
2.10% 1/17/19	350,000	351,643
2.125% 7/18/19	200,000	200,758
2.75% 5/17/21	250,000	253,842
3.30% 1/12/22	400,000	414,553
3.40% 9/15/21	600,000	627,940

		19,172,610

Containers & Packaging–0.04%
Bemis
4.50% 10/15/21	300,000	322,643
6.80% 8/1/19	10,000	11,631
Packaging Corporation of America
3.90% 6/15/22	50,000	50,637
4.50% 11/1/23	150,000	154,955
Rock-Tenn 4.90% 3/1/22	200,000	215,663
Sonoco Products
4.375% 11/1/21	100,000	105,940
5.75% 11/1/40	100,000	108,302

		969,771

Diversified Consumer Services–0.06%
Board of Trustees of the Leland Stanford Junior University
3.46% 5/1/47	75,000	67,265
4.75% 5/1/19	250,000	278,374
California Institute of Technology
4.321% 8/1/45	60,000	60,127
Cornell University 5.45% 2/1/19	200,000	224,827
George Washington University
4.30% 9/15/44	100,000	94,419

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
Massachusetts Institute of Technology
5.60% 7/1/11	200,000	$240,952
Metropolitan Museum of Art
3.40% 7/1/45	50,000	43,847
Northwestern University
3.688% 12/1/38	70,000	67,323
3.868% 12/1/48	100,000	94,956
President and Fellows of Harvard College 3.619% 10/1/37	72,000	68,817
Princeton University
4.95% 3/1/19	100,000	111,256
5.70% 3/1/39	50,000	62,889
Trustees of Dartmouth College
4.75% 6/1/19	50,000	55,445
Vanderbilt University 5.25% 4/1/19	50,000	55,942
William Marsh Rice University
3.574% 5/15/45	100,000	90,369
Yale University 2.086% 4/15/19	100,000	101,106

		1,717,914

Diversified Financial Services–2.10%
Air Lease
3.375% 1/15/19	250,000	255,313
3.875% 4/1/21	125,000	126,563
4.25% 9/15/24	300,000	298,500
Bank of America
1.35% 11/21/16	200,000	200,027
1.75% 6/5/18	500,000	499,137
2.00% 1/11/18	500,000	501,945
2.25% 4/21/20	250,000	245,727
2.60% 1/15/19	543,000	549,374
3.30% 1/11/23	1,000,000	986,462
3.75% 7/12/16	500,000	512,697
3.875% 3/22/17	250,000	260,027
3.95% 4/21/25	250,000	241,280
4.00% 4/1/24	475,000	484,235
4.10% 7/24/23	1,350,000	1,391,407
4.25% 10/22/26	1,133,000	1,112,352
5.00% 5/13/21	350,000	384,709
5.00% 1/21/44	650,000	677,485
5.625% 10/14/16	400,000	421,751
5.625% 7/1/20	250,000	282,074
5.65% 5/1/18	500,000	549,615
5.75% 12/1/17	550,000	599,498
5.875% 1/5/21	250,000	286,374
5.875% 2/7/42	218,000	252,312
6.00% 9/1/17	500,000	544,359
6.11% 1/29/37	200,000	224,864
6.40% 8/28/17	200,000	219,399
6.50% 8/1/16	200,000	211,030
6.875% 4/25/18	800,000	904,329

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America (continued)
6.875% 11/15/18	300,000	$344,512
7.625% 6/1/19	300,000	356,310
7.75% 5/14/38	200,000	267,114
BP Capital Markets
1.375% 11/6/17	150,000	149,949
1.375% 5/10/18	150,000	149,247
1.846% 5/5/17	150,000	151,875
2.237% 5/10/19	400,000	403,241
2.241% 9/26/18	400,000	405,985
2.315% 2/13/20	650,000	647,834
2.75% 5/10/23	250,000	239,363
3.245% 5/6/22	200,000	200,692
3.535% 11/4/24	100,000	99,200
3.994% 9/26/23	250,000	258,992
4.742% 3/11/21	500,000	552,147
4.75% 3/10/19	300,000	328,416
Citigroup
1.55% 8/14/17	250,000	249,691
1.70% 4/27/18	700,000	695,975
1.75% 5/1/18	500,000	498,069
1.85% 11/24/17	50,000	50,151
2.40% 2/18/20	750,000	741,517
2.50% 7/29/19	500,000	501,215
3.375% 3/1/23	200,000	200,108
3.75% 6/16/24	400,000	403,130
3.875% 10/25/23	350,000	357,814
4.05% 7/30/22	107,000	109,733
4.30% 11/20/26	400,000	391,998
4.45% 1/10/17	500,000	522,571
4.50% 1/14/22	730,000	787,441
5.30% 5/6/44	167,000	170,643
5.375% 8/9/20	200,000	223,856
5.50% 2/15/17	450,000	478,279
5.50% 9/13/25	200,000	216,585
5.85% 8/2/16	100,000	104,956
5.875% 2/22/33	200,000	221,616
5.875% 1/30/42	150,000	176,111
6.00% 8/15/17	800,000	870,586
6.00% 10/31/33	100,000	111,533
6.125% 11/21/17	300,000	330,176
6.125% 5/15/18	350,000	390,828
6.125% 8/25/36	200,000	229,186
6.625% 6/15/32	100,000	118,693
6.675% 9/13/43	150,000	182,307
8.125% 7/15/39	350,000	503,967
8.50% 5/22/19	300,000	366,220
CME Group
3.00% 9/15/22	300,000	301,996
5.30% 9/15/43	100,000	110,583
•GE Capital Trust I 6.375% 11/15/67	200,000	214,100

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital
1.60% 11/20/17	850,000	$855,548
1.625% 4/2/18	250,000	250,827
2.30% 4/27/17	550,000	560,888
2.90% 1/9/17	600,000	617,848
3.10% 1/9/23	600,000	598,943
3.15% 9/7/22	500,000	502,497
4.375% 9/16/20	750,000	817,255
4.65% 10/17/21	500,000	548,278
5.30% 2/11/21	800,000	900,206
5.375% 10/20/16	400,000	421,838
5.50% 1/8/20	100,000	113,431
5.625% 5/1/18	1,050,000	1,162,624
5.875% 1/14/38	950,000	1,138,504
6.00% 8/7/19	100,000	114,372
•6.375% 11/15/67	100,000	107,750
6.75% 3/15/32	780,000	1,014,288
6.875% 1/10/39	700,000	941,740
Intercontinental Exchange
4.00% 10/15/23	200,000	208,562
#International Lease Finance 144A
6.75% 9/1/16	400,000	421,500
JPMorgan Chase
1.35% 2/15/17	400,000	400,445
1.625% 5/15/18	250,000	248,157
1.70% 3/1/18	680,000	677,874
1.80% 1/25/18	600,000	602,075
2.00% 8/15/17	450,000	454,705
2.75% 6/23/20	300,000	300,524
3.15% 7/5/16	800,000	816,321
3.20% 1/25/23	1,000,000	981,761
3.25% 9/23/22	550,000	546,955
3.375% 5/1/23	200,000	194,534
3.625% 5/13/24	250,000	248,466
3.875% 2/1/24	250,000	254,352
4.125% 12/15/26	1,000,000	985,495
4.25% 10/15/20	750,000	802,517
4.35% 8/15/21	600,000	642,752
4.40% 7/22/20	700,000	754,677
4.50% 1/24/22	350,000	375,406
4.95% 6/1/45	500,000	487,899
5.40% 1/6/42	200,000	221,466
5.50% 10/15/40	100,000	112,417
5.60% 7/15/41	500,000	568,107
6.00% 1/15/18	400,000	440,755
6.30% 4/23/19	200,000	229,242
6.40% 5/15/38	450,000	558,753
Mastercard 3.375% 4/1/24	500,000	510,957
McGraw-Hill Financial 6.55% 11/15/37	400,000	454,276
Moody’s 4.50% 9/1/22	250,000	266,690
MUFG Americas Holdings
1.625% 2/9/18	100,000	99,682

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
MUFG Americas Holdings (continued)
2.25% 2/10/20	100,000	$98,913
3.00% 2/10/25	150,000	141,042
NASDAQ OMX Group
5.25% 1/16/18	60,000	64,828
5.55% 1/15/20	100,000	110,802
National Rural Utilities Cooperative Finance
0.95% 4/24/17	200,000	199,716
1.10% 1/27/17	150,000	150,336
2.35% 6/15/20	300,000	301,007
4.023% 11/1/32	100,000	98,700
•4.75% 4/30/43	100,000	100,000
5.45% 2/1/18	25,000	27,406
8.00% 3/1/32	150,000	206,965
10.375% 11/1/18	100,000	127,316
NYSE Holdings 2.00% 10/5/17	150,000	151,853
Private Export Funding
1.375% 2/15/17	275,000	276,595
1.875% 7/15/18	250,000	253,663
2.45% 7/15/24	250,000	239,827
3.25% 6/15/25	250,000	251,983
4.30% 12/15/21	100,000	111,750
Synchrony Financial
1.875% 8/15/17	45,000	45,005
2.70% 2/3/20	500,000	494,435
4.25% 8/15/24	150,000	150,920
#Washington Prime Group 144A
3.85% 4/1/20	50,000	50,938

		56,797,515

Diversified Telecommunication Services–1.08%
AT&T
1.40% 12/1/17	550,000	546,711
2.375% 11/27/18	600,000	605,743
2.40% 8/15/16	175,000	177,456
2.45% 6/30/20	550,000	539,776
2.625% 12/1/22	500,000	470,536
3.00% 2/15/22	400,000	391,023
3.00% 6/30/22	640,000	618,924
3.40% 5/15/25	550,000	525,623
3.875% 8/15/21	30,000	30,986
4.35% 6/15/45	532,000	455,944
4.45% 5/15/21	100,000	106,867
4.50% 5/15/35	220,000	202,886
4.75% 5/15/46	665,000	607,468
4.80% 6/15/44	987,000	922,861
5.35% 9/1/40	638,000	630,270
5.50% 2/1/18	500,000	546,758
5.55% 8/15/41	40,000	41,125
5.80% 2/15/19	150,000	167,845
6.15% 9/15/34	150,000	165,738

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
AT&T (continued)
6.30% 1/15/38	200,000	$222,777
6.40% 5/15/38	5,000	5,610
6.50% 9/1/37	150,000	170,137
6.55% 2/15/39	550,000	633,925
8.00% 11/15/31	360,000	489,722
British Telecommunications
2.35% 2/14/19	300,000	301,583
9.625% 12/15/30	350,000	520,681
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	286,395
8.75% 6/15/30	460,000	648,712
Embarq 7.995% 6/1/36	150,000	166,680
GTE
6.94% 4/15/28	100,000	120,930
8.75% 11/1/21	100,000	128,168
Koninklijke KPN 8.375% 10/1/30	100,000	136,509
Nippon Telegraph & Telephone
1.40% 7/18/17	100,000	100,171
Orange
2.75% 9/14/16	100,000	101,840
4.125% 9/14/21	100,000	105,921
5.375% 7/8/19	300,000	333,467
5.375% 1/13/42	100,000	103,110
9.00% 3/1/31	800,000	1,131,550
Qwest
6.75% 12/1/21	650,000	718,378
6.875% 9/15/33	250,000	248,447
Telefonica Emisiones
3.192% 4/27/18	250,000	256,982
5.134% 4/27/20	690,000	755,587
5.462% 2/16/21	140,000	154,993
5.877% 7/15/19	100,000	113,080
7.045% 6/20/36	175,000	215,565
Telefonica Europe 8.25% 9/15/30	200,000	268,932
Telefonos de Mexico 5.50% 11/15/19	100,000	112,320
Verizon Communications
2.45% 11/1/22	200,000	188,067
2.50% 9/15/16	267,000	271,412
3.45% 3/15/21	500,000	510,319
3.50% 11/1/24	700,000	682,200
3.65% 9/14/18	1,150,000	1,210,468
3.85% 11/1/42	150,000	124,279
#144A 4.272% 1/15/36	904,000	818,155
4.50% 9/15/20	686,000	740,872
#144A 4.522% 9/15/48	1,324,000	1,167,834
4.60% 4/1/21	250,000	268,990
#144A 4.672% 3/15/55	1,182,000	1,032,559
4.862% 8/21/46	692,000	650,162
5.05% 3/15/34	800,000	807,790
5.15% 9/15/23	950,000	1,041,852
6.00% 4/1/41	100,000	110,385

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)
6.35% 4/1/19	250,000	$285,927
6.40% 9/15/33	764,000	877,957
6.40% 2/15/38	200,000	228,532
6.55% 9/15/43	1,122,000	1,317,034
6.90% 4/15/38	350,000	419,935

		29,061,441

Electric Utilities–1.40%
Alabama Power
2.80% 4/1/25	100,000	95,973
3.75% 3/1/45	150,000	135,117
5.50% 3/15/41	185,000	212,117
6.125% 5/15/38	100,000	123,401
Ameren Illinois 4.80% 12/15/43	150,000	161,910
American Electric Power
1.65% 12/15/17	200,000	200,348
2.95% 12/15/22	125,000	121,516
Appalachian Power
4.60% 3/30/21	150,000	163,270
5.00% 6/1/17	100,000	106,384
6.70% 8/15/37	235,000	293,609
Arizona Public Service
2.20% 1/15/20	150,000	148,837
3.15% 5/15/25	100,000	98,195
4.50% 4/1/42	100,000	100,633
5.05% 9/1/41	100,000	108,179
Atlantic City Electric 7.75% 11/15/18	15,000	17,893
Baltimore Gas & Electric
3.35% 7/1/23	100,000	100,706
6.35% 10/1/36	100,000	125,308
Berkshire Hathaway Energy
3.75% 11/15/23	900,000	922,706
5.15% 11/15/43	200,000	214,264
5.75% 4/1/18	100,000	110,720
5.95% 5/15/37	125,000	145,095
6.125% 4/1/36	250,000	295,433
6.50% 9/15/37	100,000	123,071
Black Hills 4.25% 11/30/23	100,000	103,580
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	237,113
Cleco Power 6.50% 12/1/35	50,000	62,115
Cleveland Electric Illuminating
5.50% 8/15/24	200,000	229,506
5.95% 12/15/36	100,000	109,507
CMS Energy 4.875% 3/1/44	100,000	103,853
Commonwealth Edison
3.40% 9/1/21	100,000	104,093
4.00% 8/1/20	300,000	320,575
5.95% 8/15/16	150,000	158,225
6.45% 1/15/38	100,000	127,455

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Connecticut Light & Power
5.65% 5/1/18	100,000	$111,544
Consumers Energy
2.85% 5/15/22	100,000	100,355
3.125% 8/31/24	100,000	99,434
3.375% 8/15/23	200,000	203,860
3.95% 5/15/43	150,000	143,433
5.65% 9/15/18	100,000	112,627
5.65% 4/15/20	100,000	115,005
Dayton Power & Light 1.875% 9/15/16	75,000	75,428
Delmarva Power & Light
3.50% 11/15/23	150,000	153,229
4.00% 6/1/42	100,000	94,049
Dominion Gas Holdings
1.05% 11/1/16	250,000	249,656
2.50% 12/15/19	50,000	50,575
3.60% 12/15/24	25,000	24,927
4.60% 12/15/44	850,000	803,063
4.80% 11/1/43	94,000	93,011
DTE Electric
2.65% 6/15/22	50,000	49,135
3.65% 3/15/24	250,000	258,517
6.625% 6/1/36	100,000	130,229
Duke Energy
1.625% 8/15/17	250,000	251,061
2.10% 6/15/18	650,000	656,845
5.05% 9/15/19	100,000	110,862
Duke Energy Carolinas
3.90% 6/15/21	100,000	106,775
4.00% 9/30/42	150,000	142,157
4.30% 6/15/20	100,000	109,557
5.25% 1/15/18	250,000	274,877
5.30% 2/15/40	100,000	114,122
6.10% 6/1/37	170,000	207,403
7.00% 11/15/18	100,000	117,708
Duke Energy Florida
3.85% 11/15/42	100,000	92,671
5.65% 6/15/18	150,000	167,245
6.40% 6/15/38	300,000	386,708
Duke Energy Indiana
6.12% 10/15/35	100,000	119,733
6.45% 4/1/39	130,000	167,218
Duke Energy Ohio
3.80% 9/1/23	500,000	520,217
5.45% 4/1/19	50,000	55,978
Duke Energy Progress
4.10% 3/15/43	100,000	95,863
5.30% 1/15/19	100,000	111,497
6.30% 4/1/38	250,000	317,447
Empresa Nacional de Electricidad
4.25% 4/15/24	100,000	101,565

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Entergy
4.70% 1/15/17	100,000	$104,106
5.125% 9/15/20	100,000	108,945
Entergy Arkansas
3.05% 6/1/23	100,000	98,879
3.70% 6/1/24	200,000	208,997
Entergy Louisiana 4.05% 9/1/23	150,000	158,021
Entergy Mississippi 3.10% 7/1/23	100,000	98,354
Entergy Texas 7.125% 2/1/19	200,000	232,759
Eversource Energy
1.45% 5/1/18	250,000	248,701
3.15% 1/15/25	100,000	96,818
4.50% 11/15/19	110,000	120,304
Exelon
1.55% 6/9/17	105,000	105,199
2.85% 6/15/20	150,000	151,041
3.95% 6/15/25	150,000	151,187
4.95% 6/15/35	105,000	106,329
5.10% 6/15/45	105,000	105,821
FirstEnergy Solutions 6.80% 8/15/39	150,000	155,551
Florida Power & Light
3.80% 12/15/42	100,000	93,543
4.05% 6/1/42	150,000	146,427
5.69% 3/1/40	50,000	59,901
5.85% 5/1/37	100,000	121,177
5.95% 2/1/38	200,000	244,771
5.96% 4/1/39	100,000	123,476
6.20% 6/1/36	200,000	254,557
Georgia Power
4.25% 12/1/19	80,000	87,247
4.30% 3/15/42	200,000	190,276
4.30% 3/15/43	100,000	95,649
4.75% 9/1/40	100,000	102,391
5.95% 2/1/39	100,000	118,357
Great Plains Energy 4.85% 6/1/21	50,000	54,895
Hydro-Quebec
1.375% 6/19/17	100,000	100,895
8.05% 7/7/24	250,000	342,392
8.50% 12/1/29	115,000	173,916
Iberdrola International 6.75% 7/15/36	100,000	122,929
Indiana Michigan Power 7.00% 3/15/19	100,000	116,486
Interstate Power & Light 6.25% 7/15/39	130,000	165,255
ITC Holdings 3.65% 6/15/24	75,000	74,397
Jersey Central Power & Light
7.35% 2/1/19	100,000	115,981
Kansas City Power & Light
6.375% 3/1/18	200,000	224,086
Kentucky Utilities
3.25% 11/1/20	100,000	104,174
4.65% 11/15/43	150,000	157,009
5.125% 11/1/40	100,000	111,876

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
MidAmerican Energy
2.40% 3/15/19	250,000	$254,019
4.40% 10/15/44	100,000	100,345
4.80% 9/15/43	250,000	265,969
5.30% 3/15/18	100,000	109,788
5.75% 11/1/35	25,000	30,304
5.95% 7/15/17	200,000	218,233
Nevada Power
5.45% 5/15/41	60,000	68,581
6.50% 8/1/18	50,000	57,081
6.75% 7/1/37	100,000	131,723
7.125% 3/15/19	100,000	117,656
NextEra Energy Capital Holdings
2.40% 9/15/19	500,000	499,957
3.625% 6/15/23	100,000	99,954
4.50% 6/1/21	100,000	108,147
6.00% 3/1/19	200,000	224,475
Northern States Power
2.60% 5/15/23	100,000	97,035
5.25% 3/1/18	100,000	109,399
5.35% 11/1/39	40,000	46,238
6.20% 7/1/37	100,000	127,876
NorthWestern 4.176% 11/15/44	150,000	147,439
Ohio Edison
6.875% 7/15/36	100,000	123,945
8.25% 10/15/38	600,000	879,548
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	155,310
5.25% 5/15/41	100,000	113,097
Oncor Electric Delivery
#144A 2.95% 4/1/25	100,000	96,080
#144A 3.75% 4/1/45	100,000	89,754
4.10% 6/1/22	100,000	105,498
4.55% 12/1/41	150,000	151,171
5.30% 6/1/42	200,000	223,621
6.80% 9/1/18	100,000	115,806
7.00% 9/1/22	100,000	123,207
7.00% 5/1/32	50,000	65,414
Pacific Gas & Electric
3.25% 9/15/21	200,000	203,558
3.25% 6/15/23	250,000	248,845
3.40% 8/15/24	150,000	150,154
3.50% 6/15/25	350,000	350,096
4.30% 3/15/45	210,000	202,531
5.125% 11/15/43	200,000	217,100
6.05% 3/1/34	500,000	602,889
6.25% 3/1/39	300,000	366,510
8.25% 10/15/18	200,000	239,959
PacifiCorp
2.95% 6/1/23	100,000	99,395
4.10% 2/1/42	100,000	95,954
5.75% 4/1/37	100,000	118,162

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
PacifiCorp (continued)
6.00% 1/15/39	100,000	$121,823
6.35% 7/15/38	25,000	31,553
7.70% 11/15/31	100,000	140,539
PECO Energy
5.35% 3/1/18	200,000	219,778
5.95% 10/1/36	100,000	121,578
Portland General Electric
6.10% 4/15/19	100,000	113,938
Potomac Electric Power
7.90% 12/15/38	100,000	149,684
PPL Capital Funding
3.40% 6/1/23	200,000	199,632
3.50% 12/1/22	100,000	101,352
3.95% 3/15/24	200,000	207,172
4.20% 6/15/22	150,000	158,037
PPL Electric Utilities
3.00% 9/15/21	100,000	101,353
4.125% 6/15/44	100,000	96,981
6.25% 5/15/39	30,000	38,207
Progress Energy
6.00% 12/1/39	50,000	60,462
7.05% 3/15/19	100,000	116,131
7.75% 3/1/31	150,000	202,939
Public Service Electric & Gas
2.375% 5/15/23	200,000	190,809
3.00% 5/15/25	100,000	98,181
3.05% 11/15/24	100,000	99,061
3.50% 8/15/20	150,000	158,183
3.75% 3/15/24	150,000	156,892
4.05% 5/1/45	150,000	143,522
5.30% 5/1/18	50,000	55,180
5.50% 3/1/40	100,000	117,325
Public Service of Colorado
2.90% 5/15/25	200,000	194,684
3.20% 11/15/20	100,000	104,318
3.95% 3/15/43	250,000	243,774
5.125% 6/1/19	135,000	151,248
6.25% 9/1/37	100,000	129,822
Public Service of Oklahoma
5.15% 12/1/19	75,000	83,318
South Carolina Electric & Gas
5.25% 11/1/18	80,000	89,453
6.05% 1/15/38	225,000	270,872
Southern
1.95% 9/1/16	300,000	303,491
2.15% 9/1/19	300,000	297,202
2.45% 9/1/18	90,000	91,949
2.75% 6/15/20	100,000	100,355
Southern California Edison
3.50% 10/1/23	150,000	154,039

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern California Edison (continued)
3.875% 6/1/21	70,000	$75,041
3.90% 3/15/43	100,000	93,427
4.05% 3/15/42	300,000	288,219
4.50% 9/1/40	100,000	101,817
4.65% 10/1/43	100,000	104,331
5.55% 1/15/36	59,000	68,876
5.95% 2/1/38	25,000	30,474
6.00% 1/15/34	200,000	242,872
6.05% 3/15/39	170,000	210,761
6.65% 4/1/29	100,000	126,614
Southwestern Electric Power
3.90% 4/1/45	300,000	262,249
6.20% 3/15/40	200,000	242,264
Tampa Electric
2.60% 9/15/22	100,000	96,568
4.10% 6/15/42	100,000	95,771
4.20% 5/15/45	50,000	49,175
4.35% 5/15/44	50,000	50,418
6.10% 5/15/18	50,000	56,223
TECO Finance 6.572% 11/1/17	100,000	111,300
Union Electric
3.50% 4/15/24	100,000	102,324
3.65% 4/15/45	100,000	89,626
3.90% 9/15/42	250,000	234,106
8.45% 3/15/39	80,000	128,383
Virginia Electric & Power
2.75% 3/15/23	100,000	97,709
4.45% 2/15/44	625,000	629,140
4.65% 8/15/43	150,000	155,993
5.00% 6/30/19	200,000	222,093
5.95% 9/15/17	100,000	109,900
6.00% 5/15/37	25,000	30,425
6.35% 11/30/37	100,000	127,789
8.875% 11/15/38	100,000	154,386
Westar Energy 4.10% 4/1/43	300,000	295,532
Western Massachusetts Electric
3.50% 9/15/21	150,000	155,824
Wisconsin Electric Power
1.70% 6/15/18	250,000	250,620
2.95% 9/15/21	100,000	102,275
3.10% 6/1/25	50,000	49,760
4.25% 12/15/19	25,000	27,206
Wisconsin Power & Light
4.10% 10/15/44	125,000	121,494
Wisconsin Public Service
4.752% 11/1/44	200,000	216,288
Xcel Energy
1.20% 6/1/17	65,000	65,043
3.30% 6/1/25	100,000	98,448
4.70% 5/15/20	100,000	109,178

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Xcel Energy (continued)
6.50% 7/1/36	100,000	$125,269

		37,901,239

Electrical Equipment–0.03%
Emerson Electric
2.625% 12/1/21	100,000	99,871
3.15% 6/1/25	150,000	148,277
4.25% 11/15/20	50,000	54,588
5.25% 10/15/18	225,000	250,515
5.25% 11/15/39	50,000	56,363
Rockwell Automation 6.25% 12/1/37	100,000	126,667
Roper Technologies 6.25% 9/1/19	100,000	113,960

		850,241

Electronic Equipment, Instruments & Components–0.05%
Amphenol 2.55% 1/30/19	150,000	152,072
Arrow Electronics
3.00% 3/1/18	100,000	101,645
3.50% 4/1/22	100,000	98,583
6.00% 4/1/20	50,000	56,262
Avnet 4.875% 12/1/22	100,000	104,276
Corning
2.90% 5/15/22	150,000	149,719
4.25% 8/15/20	65,000	70,990
4.75% 3/15/42	250,000	256,555
5.75% 8/15/40	25,000	28,973
6.625% 5/15/19	20,000	23,229
#Flextronics International 144A
4.75% 6/15/25	125,000	124,337
Tech Data 3.75% 9/21/17	100,000	103,666

		1,270,307

Energy Equipment & Services–0.23%
Baker Hughes
5.125% 9/15/40	200,000	215,916
6.875% 1/15/29	100,000	125,535
Cameron International
1.15% 12/15/16	63,000	62,655
4.00% 12/15/23	100,000	99,598
5.125% 12/15/43	56,000	53,982
5.95% 6/1/41	100,000	104,771
6.375% 7/15/18	100,000	111,323
Diamond Offshore Drilling
3.45% 11/1/23	125,000	118,415
5.70% 10/15/39	100,000	87,802
5.875% 5/1/19	40,000	44,802
Ensco
4.50% 10/1/24	400,000	382,853
4.70% 3/15/21	350,000	356,952
5.75% 10/1/44	100,000	89,412
FMC Technologies 3.45% 10/1/22	100,000	96,530

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Halliburton
2.00% 8/1/18	250,000	$252,095
3.25% 11/15/21	200,000	205,287
4.75% 8/1/43	200,000	205,974
5.90% 9/15/18	50,000	56,079
6.15% 9/15/19	250,000	287,792
7.45% 9/15/39	200,000	270,795
Nabors Industries
4.625% 9/15/21	150,000	149,219
5.10% 9/15/23	500,000	497,435
6.15% 2/15/18	100,000	108,049
9.25% 1/15/19	150,000	172,674
National Oilwell Varco
2.60% 12/1/22	200,000	191,040
3.95% 12/1/42	150,000	130,912
Oceaneering International
4.65% 11/15/24	100,000	100,096
Rowan
4.75% 1/15/24	75,000	71,795
4.875% 6/1/22	100,000	99,466
5.40% 12/1/42	175,000	143,086
7.875% 8/1/19	65,000	73,692
Schlumberger Investment
3.65% 12/1/23	504,000	521,760
Weatherford International
4.50% 4/15/22	100,000	94,041
5.95% 4/15/42	100,000	84,788
6.00% 3/15/18	150,000	159,779
6.75% 9/15/40	100,000	92,734
7.00% 3/15/38	150,000	143,771
9.625% 3/1/19	100,000	116,849
9.875% 3/1/39	50,000	57,696

		6,237,450

Food & Staples Retailing–0.47%
Costco Wholesale 5.50% 3/15/17	450,000	484,116
CVS Health
2.25% 8/12/19	250,000	249,107
2.75% 12/1/22	200,000	193,125
4.00% 12/5/23	600,000	620,870
4.125% 5/15/21	100,000	107,101
4.75% 5/18/20	100,000	110,874
5.75% 6/1/17	150,000	162,179
5.75% 5/15/41	150,000	172,540
6.25% 6/1/27	130,000	157,391
Delhaize America 9.00% 4/15/31	125,000	162,198
Delhaize Group 5.70% 10/1/40	500,000	509,154
Kroger
1.20% 10/17/16	93,000	93,207
2.20% 1/15/17	100,000	101,433
2.30% 1/15/19	250,000	251,143

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Kroger (continued)
3.30% 1/15/21	250,000	$255,489
3.40% 4/15/22	50,000	50,440
5.00% 4/15/42	100,000	104,208
6.90% 4/15/38	100,000	124,412
7.50% 4/1/31	250,000	322,685
Sysco
3.00% 10/2/21	755,000	762,550
4.35% 10/2/34	65,000	65,650
5.375% 3/17/19	100,000	112,498
6.625% 3/17/39	50,000	64,891
Walgreen
1.80% 9/15/17	100,000	100,450
3.10% 9/15/22	150,000	145,916
5.25% 1/15/19	150,000	164,607
Walgreens Boots Alliance
1.75% 11/17/17	600,000	602,705
3.80% 11/18/24	700,000	686,902
4.80% 11/18/44	500,000	472,295
Wal-Mart Stores
1.125% 4/11/18	700,000	697,610
2.55% 4/11/23	300,000	289,966
3.25% 10/25/20	300,000	315,039
3.625% 7/8/20	100,000	106,516
4.00% 4/11/43	325,000	310,873
4.125% 2/1/19	100,000	108,200
4.875% 7/8/40	300,000	320,607
5.00% 10/25/40	200,000	219,215
5.25% 9/1/35	300,000	341,275
5.625% 4/15/41	250,000	295,689
5.80% 2/15/18	200,000	223,410
5.875% 4/5/27	100,000	123,346
6.20% 4/15/38	300,000	374,983
6.50% 8/15/37	350,000	450,663
7.55% 2/15/30	700,000	993,483

		12,581,011

Food Products–0.34%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	94,356
4.479% 3/1/21	235,000	259,422
5.375% 9/15/35	100,000	115,758
5.45% 3/15/18	100,000	110,210
Bunge Limited Finance 8.50% 6/15/19	135,000	163,478
Campbell Soup
2.50% 8/2/22	61,000	58,142
3.05% 7/15/17	100,000	103,339
4.25% 4/15/21	250,000	269,389
4.50% 2/15/19	35,000	37,520
ConAgra Foods
1.90% 1/25/18	250,000	246,427

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
ConAgra Foods (continued)
3.20% 1/25/23	250,000	$234,013
4.65% 1/25/43	125,000	106,428
5.819% 6/15/17	50,000	53,737
6.625% 8/15/39	50,000	53,299
7.00% 4/15/19	100,000	114,307
8.25% 9/15/30	100,000	132,931
General Mills
2.20% 10/21/19	300,000	298,574
3.15% 12/15/21	200,000	203,368
3.65% 2/15/24	111,000	113,847
5.40% 6/15/40	45,000	48,980
5.65% 2/15/19	100,000	111,712
5.70% 2/15/17	100,000	107,033
H.J. Heinz
#144A 1.60% 6/30/17	95,000	95,056
#@144A 2.00% 7/2/18	95,000	95,039
#144A 2.80% 7/2/20	150,000	150,288
#144A 3.50% 7/15/22	200,000	200,773
#144A 3.95% 7/15/25	150,000	151,136
#144A 5.00% 7/15/35	105,000	106,593
#144A 5.20% 7/15/45	85,000	87,441
Hershey 4.125% 12/1/20	200,000	219,392
Ingredion 1.80% 9/25/17	100,000	100,004
Kellogg
1.75% 5/17/17	150,000	150,839
3.125% 5/17/22	150,000	148,792
3.25% 5/21/18	135,000	139,878
4.00% 12/15/20	64,000	68,130
7.45% 4/1/31	100,000	126,230
Kraft Foods Group
2.25% 6/5/17	150,000	152,117
3.50% 6/6/22	150,000	150,597
5.00% 6/4/42	250,000	250,047
5.375% 2/10/20	250,000	279,335
6.125% 8/23/18	650,000	727,361
6.50% 2/9/40	150,000	176,917
McCormick
3.50% 9/1/23	107,000	109,855
3.90% 7/15/21	50,000	53,615
Mead Johnson Nutrition
4.90% 11/1/19	100,000	108,689
5.90% 11/1/39	50,000	56,510
Mondelez International 6.125% 2/1/18	150,000	166,813
Smucker (J.M.)
#144A 1.75% 3/15/18	60,000	59,998
#144A 2.50% 3/15/20	100,000	99,530
#144A 3.00% 3/15/22	150,000	147,387
#144A 3.50% 3/15/25	150,000	147,253
#144A 4.25% 3/15/35	100,000	93,908
#144A 4.375% 3/15/45	50,000	46,218

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Tyson Foods
2.65% 8/15/19	400,000	$403,022
3.95% 8/15/24	240,000	242,210
4.50% 6/15/22	200,000	212,755
Unilever Capital
2.20% 3/6/19	250,000	252,513
4.25% 2/10/21	200,000	220,129
4.80% 2/15/19	100,000	110,343
5.90% 11/15/32	133,000	170,256

		9,313,239

Gas Utilities–0.11%
AGL Capital
4.40% 6/1/43	100,000	99,821
5.25% 8/15/19	100,000	110,650
5.875% 3/15/41	70,000	83,011
Atmos Energy
4.125% 10/15/44	150,000	143,634
8.50% 3/15/19	100,000	121,530
CenterPoint Energy 5.95% 2/1/17	100,000	107,407
CenterPoint Energy Resources
4.50% 1/15/21	65,000	69,936
5.85% 1/15/41	115,000	131,046
6.00% 5/15/18	100,000	111,851
Laclede Group 4.70% 8/15/44	100,000	99,980
National Fuel Gas
3.75% 3/1/23	156,000	144,880
8.75% 5/1/19	115,000	132,377
ONE Gas
3.61% 2/1/24	100,000	103,297
4.658% 2/1/44	50,000	52,578
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	54,844
7.00% 6/15/18	300,000	339,100
Piedmont Natural Gas 4.65% 8/1/43	50,000	54,268
Southern California Gas
3.15% 9/15/24	100,000	99,985
4.45% 3/15/44	150,000	155,941
5.75% 11/15/35	100,000	120,979
Southern Natural Gas
4.40% 6/15/21	300,000	310,129
#144A 5.90% 4/1/17	25,000	26,637
8.00% 3/1/32	100,000	119,000
Southwest Gas 4.875% 10/1/43	100,000	101,933

		2,894,814

Health Care Equipment & Supplies–0.41%
Bard (C.R.) 4.40% 1/15/21	65,000	69,664
Baxter International
3.20% 6/15/23	225,000	230,619
3.65% 8/15/42	100,000	99,343
4.50% 8/15/19	250,000	272,821

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Baxter International (continued)
6.25% 12/1/37	50,000	$62,198
Baylor Scott & White Holdings
4.185% 11/15/45	95,000	88,599
Becton Dickinson
1.75% 11/8/16	200,000	201,632
2.675% 12/15/19	145,000	145,261
3.125% 11/8/21	700,000	694,940
3.25% 11/12/20	100,000	102,789
3.30% 3/1/23	100,000	97,310
3.734% 12/15/24	350,000	349,511
4.875% 5/15/44	100,000	100,096
5.00% 11/12/40	35,000	35,358
6.00% 5/15/39	100,000	115,703
6.375% 8/1/19	150,000	172,986
Boston Scientific
2.65% 10/1/18	125,000	126,899
2.85% 5/15/20	100,000	99,406
3.85% 5/15/25	100,000	97,222
6.00% 1/15/20	100,000	113,351
7.375% 1/15/40	201,000	249,878
Covidien International Finance
2.95% 6/15/23	100,000	97,938
3.20% 6/15/22	150,000	149,660
4.20% 6/15/20	100,000	107,847
6.00% 10/15/17	25,000	27,566
6.55% 10/15/37	100,000	127,838
DENTSPLY International 2.75% 8/15/16	55,000	55,898
Edwards Lifesciences 2.875% 10/15/18	150,000	153,606
Medtronic
1.375% 4/1/18	125,000	124,545
#144A 1.50% 3/15/18	115,000	114,785
#144A 2.50% 3/15/20	135,000	135,315
2.75% 4/1/23	1,125,000	1,088,530
3.125% 3/15/22	150,000	152,132
#144A 3.50% 3/15/25	975,000	972,862
3.625% 3/15/24	500,000	513,129
4.00% 4/1/43	350,000	323,799
#144A 4.375% 3/15/35	150,000	149,141
4.50% 3/15/42	100,000	99,403
#144A 4.625% 3/15/45	590,000	598,735
5.55% 3/15/40	100,000	114,113
5.60% 3/15/19	200,000	225,504
St. Jude Medical 3.25% 4/15/23	200,000	197,535
Stryker
1.30% 4/1/18	100,000	99,250
2.00% 9/30/16	45,000	45,495
3.375% 5/15/24	150,000	149,979
4.375% 1/15/20	100,000	109,667
4.375% 5/15/44	100,000	97,224
Zimmer Biomet Holdings
2.70% 4/1/20	750,000	747,114

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings (continued)
3.15% 4/1/22	250,000	$246,284
3.55% 4/1/25	180,000	174,268
4.25% 8/15/35	105,000	97,366
4.45% 8/15/45	155,000	142,741
5.75% 11/30/39	100,000	111,583

		11,076,438

Health Care Providers & Services–0.46%
Aetna
1.75% 5/15/17	100,000	100,885
2.20% 3/15/19	300,000	300,654
2.75% 11/15/22	550,000	519,780
4.50% 5/15/42	100,000	93,371
6.625% 6/15/36	100,000	123,202
6.75% 12/15/37	100,000	126,233
AmerisourceBergen
3.40% 5/15/24	250,000	249,112
4.875% 11/15/19	200,000	220,752
Anthem
2.30% 7/15/18	250,000	251,670
3.125% 5/15/22	250,000	243,331
3.50% 8/15/24	250,000	240,595
4.35% 8/15/20	100,000	108,339
4.625% 5/15/42	100,000	91,743
4.65% 1/15/43	125,000	115,023
4.65% 8/15/44	100,000	91,814
5.85% 1/15/36	125,000	133,076
5.875% 6/15/17	50,000	54,321
6.375% 6/15/37	100,000	114,503
7.00% 2/15/19	400,000	457,203
Cardinal Health
1.95% 6/15/18	100,000	100,239
3.20% 3/15/23	100,000	99,078
3.50% 11/15/24	300,000	295,597
3.75% 9/15/25	100,000	99,697
4.625% 12/15/20	100,000	109,172
4.90% 9/15/45	100,000	100,030
Children’s Hospital Medical Center
4.268% 5/15/44	50,000	46,097
Cigna
5.375% 2/15/42	400,000	430,985
5.875% 3/15/41	200,000	229,164
7.875% 5/15/27	25,000	33,342
Coventry Health Care 5.45% 6/15/21	80,000	90,241
Dignity Health 3.812% 11/1/24	200,000	205,060
Express Scripts Holding
2.65% 2/15/17	200,000	203,663
3.90% 2/15/22	450,000	462,762
4.75% 11/15/21	200,000	217,321
6.125% 11/15/41	300,000	349,679

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Howard Hughes Medical Institute
3.50% 9/1/23	150,000	$154,655
Humana
3.15% 12/1/22	100,000	96,613
4.625% 12/1/42	175,000	167,818
7.20% 6/15/18	100,000	115,140
Kaiser Foundation Hospitals
3.50% 4/1/22	50,000	50,669
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	252,735
4.625% 11/15/20	150,000	162,473
4.70% 2/1/45	500,000	459,730
McKesson
2.284% 3/15/19	250,000	250,148
2.70% 12/15/22	400,000	384,364
4.75% 3/1/21	300,000	329,787
4.883% 3/15/44	125,000	124,696
Medco Health Solutions 7.125% 3/15/18	225,000	256,277
Memorial Sloan-Kettering Cancer
Center 4.20% 7/1/55	127,000	114,997
New York and Presbyterian Hospital
4.024% 8/1/45	75,000	68,587
Ochsner Clinic Foundation
5.897% 5/15/45	50,000	51,555
Owens & Minor 3.875% 9/15/21	50,000	51,497
Quest Diagnostics
2.70% 4/1/19	150,000	151,373
4.75% 1/30/20	60,000	65,397
5.75% 1/30/40	59,000	63,120
Texas Health Resources 4.33% 11/15/55	30,000	28,203
UnitedHealth Group
1.875% 11/15/16	500,000	506,363
2.75% 2/15/23	107,000	102,464
2.875% 12/15/21	400,000	400,307
2.875% 3/15/23	250,000	240,904
4.25% 3/15/43	100,000	94,719
4.375% 3/15/42	100,000	97,179
4.625% 11/15/41	200,000	200,189
4.70% 2/15/21	100,000	110,364
6.00% 2/15/18	200,000	222,439
6.50% 6/15/37	150,000	189,633
6.625% 11/15/37	100,000	128,447
6.875% 2/15/38	100,000	131,789

		12,532,365

Hotels, Restaurants & Leisure–0.14%
Brinker International 3.875% 5/15/23	100,000	97,667
Carnival 3.95% 10/15/20	133,000	139,806
Darden Restaurants 7.05% 10/15/37	84,000	102,405
Hyatt Hotels 3.875% 8/15/16	100,000	102,735
Marriott International
3.375% 10/15/20	208,000	214,196

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International (continued)
6.375% 6/15/17	100,000	$108,954
McDonald’s
1.875% 5/29/19	250,000	249,701
2.20% 5/26/20	150,000	148,543
2.625% 1/15/22	100,000	97,755
3.25% 6/10/24	300,000	298,695
3.375% 5/26/25	150,000	146,885
3.625% 5/20/21	100,000	105,038
3.625% 5/1/43	100,000	84,942
4.60% 5/26/45	94,000	92,075
5.80% 10/15/17	300,000	328,989
6.30% 3/1/38	50,000	59,140
Starbucks
2.70% 6/15/22	100,000	99,810
3.85% 10/1/23	100,000	105,246
4.30% 6/15/45	105,000	103,803
6.25% 8/15/17	100,000	110,795
Starwood Hotels & Resorts Worldwide
3.125% 2/15/23	211,000	201,304
Wyndham Worldwide 4.25% 3/1/22	300,000	301,060
Yum Brands
3.75% 11/1/21	65,000	65,521
3.875% 11/1/23	250,000	248,032
5.30% 9/15/19	150,000	164,976
5.35% 11/1/43	100,000	96,346

		3,874,419

Household Durables–0.13%
Church & Dwight 2.45% 12/15/19	100,000	100,639
Clorox
3.50% 12/15/24	150,000	148,611
5.95% 10/15/17	100,000	110,057
Harman International Industries
4.15% 5/15/25	100,000	98,749
Kimberly-Clark
1.90% 5/22/19	250,000	249,563
3.875% 3/1/21	45,000	48,900
6.125% 8/1/17	200,000	220,073
6.625% 8/1/37	100,000	131,367
7.50% 11/1/18	100,000	118,890
Leggett & Platt 3.40% 8/15/22	50,000	49,018
Procter & Gamble
1.60% 11/15/18	200,000	201,761
1.90% 11/1/19	200,000	200,604
2.30% 2/6/22	250,000	248,235
3.10% 8/15/23	200,000	203,499
4.70% 2/15/19	200,000	220,565
5.50% 2/1/34	100,000	120,725
5.55% 3/5/37	200,000	241,897
Tupperware Brands 4.75% 6/1/21	100,000	105,620

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Whirlpool
3.70% 3/1/23	650,000	$654,878
4.70% 6/1/22	100,000	108,338

		3,581,989

Independent Power Producers & Energy Traders–0.08%
Constellation Energy Group
5.15% 12/1/20	200,000	221,566
Exelon Generation
2.95% 1/15/20	200,000	200,900
4.25% 6/15/22	250,000	256,270
5.60% 6/15/42	292,000	298,152
6.20% 10/1/17	25,000	27,348
6.25% 10/1/39	100,000	110,704
Oglethorpe Power
4.55% 6/1/44	100,000	98,911
5.95% 11/1/39	100,000	119,207
PSEG Power
4.15% 9/15/21	250,000	262,532
5.125% 4/15/20	60,000	66,316
Southern Power
2.375% 6/1/20	100,000	98,847
5.25% 7/15/43	120,000	127,725
TransAlta 6.50% 3/15/40	250,000	233,756

		2,122,234

Industrial Conglomerates–0.17%
3M
1.00% 6/26/17	100,000	100,157
1.375% 9/29/16	250,000	252,095
2.00% 6/26/22	500,000	482,282
3.875% 6/15/44	150,000	143,367
5.70% 3/15/37	100,000	121,075
6.375% 2/15/28	25,000	31,903
Danaher
3.90% 6/23/21	100,000	107,159
5.625% 1/15/18	100,000	110,644
General Electric
2.70% 10/9/22	1,150,000	1,125,303
4.125% 10/9/42	311,000	299,951
5.25% 12/6/17	550,000	599,317
Koninklijke Philips
3.75% 3/15/22	100,000	101,497
5.00% 3/15/42	100,000	99,287
5.75% 3/11/18	300,000	329,616
6.875% 3/11/38	50,000	60,329
Tyco Electronics Group
2.35% 8/1/19	75,000	74,879
2.375% 12/17/18	60,000	60,727
3.50% 2/3/22	150,000	152,075
6.55% 10/1/17	100,000	111,017

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
Tyco International Finance
8.50% 1/15/19	100,000	$119,627

		4,482,307

Insurance–0.83%
ACE INA Holdings
2.70% 3/13/23	100,000	97,304
3.35% 5/15/24	300,000	300,758
4.15% 3/13/43	100,000	95,424
5.70% 2/15/17	50,000	53,662
5.90% 6/15/19	125,000	142,263
Aflac
6.45% 8/15/40	100,000	121,775
6.90% 12/17/39	530,000	673,070
Alleghany
4.90% 9/15/44	95,000	91,866
4.95% 6/27/22	100,000	108,021
Allied World Assurance Holdings
7.50% 8/1/16	200,000	212,391
Allstate
4.50% 6/15/43	100,000	101,300
5.55% 5/9/35	150,000	177,724
•5.75% 8/15/53	225,000	238,078
7.45% 5/16/19	100,000	119,601
American Financial Group
9.875% 6/15/19	100,000	125,597
American International Group
2.30% 7/16/19	350,000	349,709
4.50% 7/16/44	500,000	477,503
4.875% 6/1/22	500,000	549,268
5.85% 1/16/18	300,000	330,943
6.25% 5/1/36	100,000	118,971
6.40% 12/15/20	200,000	238,048
•8.175% 5/15/58	250,000	331,625
Aon
3.50% 6/14/24	100,000	98,664
4.00% 11/27/23	150,000	154,626
4.45% 5/24/43	100,000	93,189
4.75% 5/15/45	100,000	96,766
5.00% 9/30/20	100,000	110,453
Arch Capital Group US 5.144% 11/1/43	105,000	107,537
Aspen Insurance Holdings
4.65% 11/15/23	100,000	102,562
Assurant 2.50% 3/15/18	150,000	152,315
Assured Guaranty US Holdings
5.00% 7/1/24	100,000	98,251
AXA 8.60% 12/15/30	200,000	269,031
Axis Specialty Finance 5.875% 6/1/20	100,000	113,421
Berkley (W.R.) 7.375% 9/15/19	100,000	118,671
Berkshire Hathaway
1.90% 1/31/17	300,000	304,751

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway (continued)
2.10% 8/14/19	200,000	$201,519
3.00% 2/11/23	100,000	100,836
3.40% 1/31/22	300,000	312,922
3.75% 8/15/21	300,000	322,613
4.50% 2/11/43	250,000	251,236
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	150,079
1.60% 5/15/17	150,000	151,653
3.00% 5/15/22	100,000	101,222
4.25% 1/15/21	100,000	109,293
4.30% 5/15/43	100,000	97,017
4.40% 5/15/42	100,000	98,700
5.40% 5/15/18	50,000	55,478
5.75% 1/15/40	100,000	116,993
Chubb
5.75% 5/15/18	100,000	111,694
6.00% 5/11/37	100,000	123,773
•6.375% 3/29/67	100,000	105,150
6.50% 5/15/38	200,000	262,276
Cincinnati Financial 6.92% 5/15/28	100,000	125,199
CNA Financial
3.95% 5/15/24	125,000	124,381
5.75% 8/15/21	30,000	34,014
7.35% 11/15/19	120,000	142,112
Delphi Financial Group 7.875% 1/31/20	25,000	29,656
Everest Reinsurance Holdings
4.868% 6/1/44	100,000	95,585
Fidelity National Financial
6.60% 5/15/17	100,000	108,274
First American Financial
4.60% 11/15/24	100,000	101,083
Hartford Financial Services Group
4.30% 4/15/43	43,000	40,867
5.125% 4/15/22	100,000	111,063
5.50% 3/30/20	100,000	112,257
5.95% 10/15/36	250,000	285,378
6.10% 10/1/41	50,000	59,776
6.625% 3/30/40	100,000	125,091
HCC Insurance Holdings
6.30% 11/15/19	50,000	57,228
Kemper 4.35% 2/15/25	100,000	99,558
*Lincoln National 4.00% 9/1/23	500,000	514,843
Loews
4.125% 5/15/43	500,000	456,225
6.00% 2/1/35	100,000	117,705
Markel 7.125% 9/30/19	100,000	117,128
Marsh & McLennan
2.35% 3/6/20	150,000	149,558
2.55% 10/15/18	100,000	101,875
3.50% 3/10/25	150,000	148,458
4.80% 7/15/21	100,000	110,679

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
MetLife
3.00% 3/1/25	150,000	$143,701
4.05% 3/1/45	150,000	138,117
4.368% 9/15/23	367,000	390,774
4.75% 2/8/21	200,000	221,069
4.875% 11/13/43	200,000	208,055
5.70% 6/15/35	50,000	58,289
5.875% 2/6/41	100,000	117,904
6.375% 6/15/34	100,000	123,605
6.40% 12/15/36	100,000	110,000
6.50% 12/15/32	100,000	124,567
6.817% 8/15/18	400,000	460,576
7.717% 2/15/19	200,000	238,938
10.75% 8/1/39	150,000	243,375
Montpelier Re Holdings 4.70% 10/15/22	100,000	101,121
Old Republic International
4.875% 10/1/24	100,000	103,837
OneBeacon US Holdings 4.60% 11/9/22	100,000	102,112
PartnerRe Finance B 5.50% 6/1/20	100,000	111,701
Primerica 4.75% 7/15/22	100,000	106,848
Principal Financial Group
1.85% 11/15/17	250,000	251,935
3.40% 5/15/25	100,000	97,889
•4.70% 5/15/55	50,000	49,875
8.875% 5/15/19	100,000	123,209
ProAssurance 5.30% 11/15/23	100,000	106,874
Progressive
3.75% 8/23/21	100,000	106,802
4.35% 4/25/44	250,000	249,033
Protective Life
7.375% 10/15/19	50,000	59,263
8.45% 10/15/39	25,000	35,045
Prudential Financial
2.30% 8/15/18	250,000	252,315
5.10% 8/15/43	250,000	258,024
•5.20% 3/15/44	100,000	99,425
5.70% 12/14/36	350,000	388,455
•5.875% 9/15/42	250,000	265,450
5.90% 3/17/36	250,000	281,447
6.00% 12/1/17	200,000	220,808
6.625% 12/1/37	400,000	484,010
6.625% 6/21/40	200,000	246,591
Reinsurance Group of America
4.70% 9/15/23	150,000	159,457
6.45% 11/15/19	90,000	103,787
Swiss Re Solutions Holding
7.00% 2/15/26	100,000	126,303
Symetra Financial 4.25% 7/15/24	50,000	49,975
Torchmark 9.25% 6/15/19	25,000	31,142
Transatlantic Holdings 8.00% 11/30/39	100,000	129,809
Travelers
3.90% 11/1/20	100,000	107,597

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Travelers (continued)
4.60% 8/1/43	250,000	$259,306
5.80% 5/15/18	250,000	279,135
5.90% 6/2/19	100,000	114,415
6.25% 6/15/37	100,000	125,724
6.75% 6/20/36	100,000	134,186
Trinity Acquisition 6.125% 8/15/43	100,000	109,365
Unum Group 7.125% 9/30/16	200,000	213,657
Voya Financial
2.90% 2/15/18	100,000	102,684
5.50% 7/15/22	100,000	112,449
5.70% 7/15/43	100,000	112,477
XLIT
2.30% 12/15/18	100,000	100,757
5.25% 12/15/43	200,000	208,054
5.75% 10/1/21	100,000	114,851

		22,291,754

Internet & Catalog Retail–0.06%
Amazon.com
1.20% 11/29/17	800,000	796,806
3.80% 12/5/24	500,000	502,835
Expedia
4.50% 8/15/24	200,000	202,091
5.95% 8/15/20	100,000	111,585

		1,613,317

Internet Software & Services–0.11%
Alibaba Group Holding
#144A 2.50% 11/28/19	500,000	495,053
#144A 3.60% 11/28/24	633,000	611,557
Baidu
3.00% 6/30/20	200,000	199,617
3.25% 8/6/18	200,000	206,138
3.50% 11/28/22	200,000	197,983
4.125% 6/30/25	200,000	199,570
eBay
2.60% 7/15/22	250,000	232,439
2.875% 8/1/21	350,000	345,733
3.25% 10/15/20	100,000	102,964
Google
3.375% 2/25/24	200,000	205,488
3.625% 5/19/21	100,000	107,225

		2,903,767

IT Services–0.19%
Broadridge Financial Solutions
3.95% 9/1/20	100,000	104,252
Computer Sciences 6.50% 3/15/18	150,000	165,803
Fidelity National Information Services
2.00% 4/15/18	43,000	42,989
3.50% 4/15/23	311,000	302,378
3.875% 6/5/24	100,000	98,872

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Fiserv
2.70% 6/1/20	150,000	$149,883
3.50% 10/1/22	150,000	149,553
3.85% 6/1/25	150,000	150,522
4.625% 10/1/20	100,000	108,214
HP Enterprise Services 7.45% 10/15/29	25,000	30,598
International Business Machines
1.125% 2/6/18	200,000	198,806
1.25% 2/6/17	350,000	352,778
1.25% 2/8/18	250,000	249,708
1.625% 5/15/20	150,000	145,966
1.875% 8/1/22	600,000	560,702
1.95% 7/22/16	300,000	304,357
1.95% 2/12/19	200,000	200,924
2.90% 11/1/21	150,000	152,596
4.00% 6/20/42	200,000	180,752
5.60% 11/30/39	210,000	239,638
5.70% 9/14/17	300,000	329,007
5.875% 11/29/32	120,000	144,158
7.625% 10/15/18	300,000	356,209
Total System Services 3.75% 6/1/23	125,000	123,009
Western Union
2.875% 12/10/17	150,000	153,404
3.65% 8/22/18	100,000	104,047
5.253% 4/1/20	107,000	116,815

		5,215,940

Leisure Equipment & Products–0.02%
Hasbro
3.15% 5/15/21	75,000	75,676
5.10% 5/15/44	65,000	64,141
6.35% 3/15/40	65,000	73,666
Mattel
2.35% 5/6/19	200,000	199,838
6.20% 10/1/40	100,000	109,177

		522,498

Life Sciences Tools & Services–0.09%
Agilent Technologies
3.875% 7/15/23	150,000	150,590
5.00% 7/15/20	100,000	109,627
#Keysight Technologies 144A 4.55% 10/30/24	250,000	241,750
Life Technologies 6.00% 3/1/20	150,000	168,902
Thermo Fisher Scientific
3.30% 2/15/22	650,000	643,264
3.60% 8/15/21	100,000	101,926
4.15% 2/1/24	500,000	510,367
4.50% 3/1/21	240,000	256,115
4.70% 5/1/20	100,000	109,721
Trimble Navigation 4.75% 12/1/24	100,000	100,323

		2,392,585

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery–0.26%
Caterpillar
1.50% 6/26/17	100,000	$101,005
2.60% 6/26/22	50,000	48,941
3.803% 8/15/42	168,000	154,998
3.90% 5/27/21	150,000	160,064
4.75% 5/15/64	50,000	49,080
5.70% 8/15/16	125,000	131,919
6.05% 8/15/36	200,000	244,016
7.90% 12/15/18	100,000	120,152
Crane 4.45% 12/15/23	100,000	104,351
Cummins
3.65% 10/1/23	139,000	144,206
4.875% 10/1/43	64,000	68,216
Deere
2.60% 6/8/22	100,000	98,491
3.90% 6/9/42	150,000	140,290
4.375% 10/16/19	350,000	384,055
5.375% 10/16/29	100,000	117,577
Dover
4.30% 3/1/21	100,000	110,067
5.375% 3/1/41	100,000	113,338
6.60% 3/15/38	25,000	32,033
Eaton
1.50% 11/2/17	200,000	199,977
2.75% 11/2/22	250,000	243,557
4.15% 11/2/42	150,000	138,929
6.95% 3/20/19	50,000	58,270
Eaton Electric Holdings
3.875% 12/15/20	100,000	106,241
6.10% 7/1/17	100,000	109,260
Flowserve 4.00% 11/15/23	64,000	64,857
Illinois Tool Works
1.95% 3/1/19	300,000	301,670
3.375% 9/15/21	60,000	62,731
3.90% 9/1/42	150,000	140,243
4.875% 9/15/41	100,000	107,125
6.25% 4/1/19	100,000	114,740
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	259,619
5.75% 6/15/43	100,000	110,443
6.875% 8/15/18	250,000	284,429
Joy Global 5.125% 10/15/21	80,000	87,801
Kennametal 2.65% 11/1/19	150,000	149,228
Parker Hannifin
3.30% 11/21/24	60,000	60,277
4.20% 11/21/34	140,000	139,839
6.25% 5/15/38	550,000	692,151
Pentair Finance 5.00% 5/15/21	200,000	219,038
Snap-on 6.125% 9/1/21	50,000	59,349
Stanley Black & Decker
2.90% 11/1/22	150,000	147,789

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Stanley Black & Decker (continued)
5.20% 9/1/40	100,000	$107,504
•5.75% 12/15/53	100,000	108,250
Textron 3.875% 3/1/25	170,000	167,683
Timken 3.875% 9/1/24	70,000	67,887
Valmont Industries 5.25% 10/1/54	150,000	134,972
Wabtec 4.375% 8/15/23	100,000	104,107
Xylem 3.55% 9/20/16	100,000	102,615

		6,973,380

Media–1.01%
21st Century Fox America
3.00% 9/15/22	600,000	587,169
4.50% 2/15/21	150,000	163,057
4.75% 9/15/44	60,000	58,895
5.65% 8/15/20	300,000	343,009
6.15% 3/1/37	30,000	34,798
6.15% 2/15/41	450,000	524,365
6.40% 12/15/35	300,000	356,023
6.65% 11/15/37	175,000	213,635
6.90% 8/15/39	100,000	125,481
8.15% 10/17/36	100,000	138,849
CBS
2.30% 8/15/19	200,000	197,854
3.375% 3/1/22	100,000	98,930
4.85% 7/1/42	150,000	138,680
4.90% 8/15/44	125,000	115,901
7.875% 7/30/30	200,000	260,683
CC Holdings GS V
2.381% 12/15/17	100,000	101,215
3.849% 4/15/23	150,000	147,542
Comcast
3.125% 7/15/22	100,000	99,615
3.375% 2/15/25	125,000	123,767
3.375% 8/15/25	65,000	64,224
4.20% 8/15/34	83,000	80,206
4.25% 1/15/33	200,000	195,680
4.40% 8/15/35	192,000	191,029
4.60% 8/15/45	77,000	76,524
4.65% 7/15/42	24,000	24,116
4.75% 3/1/44	350,000	356,137
5.15% 3/1/20	300,000	337,914
5.70% 5/15/18	200,000	222,574
5.70% 7/1/19	200,000	227,544
6.40% 5/15/38	250,000	304,801
6.45% 3/15/37	200,000	247,629
6.50% 1/15/17	200,000	216,384
6.50% 11/15/35	200,000	249,303
6.95% 8/15/37	250,000	325,643
7.05% 3/15/33	500,000	642,282
DIRECTV Holdings
1.75% 1/15/18	75,000	74,777

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings (continued)
3.80% 3/15/22	200,000	$201,446
3.95% 1/15/25	225,000	221,026
4.45% 4/1/24	300,000	307,533
4.60% 2/15/21	300,000	319,984
5.00% 3/1/21	200,000	216,840
5.15% 3/15/42	150,000	141,617
5.20% 3/15/20	565,000	623,801
5.875% 10/1/19	40,000	45,195
6.00% 8/15/40	200,000	208,229
6.35% 3/15/40	50,000	54,214
Discovery Communications
3.30% 5/15/22	150,000	147,711
4.375% 6/15/21	100,000	105,334
4.875% 4/1/43	100,000	91,040
5.05% 6/1/20	200,000	219,260
5.625% 8/15/19	200,000	223,839
6.35% 6/1/40	150,000	165,251
Disney (Walt)
0.875% 5/30/17	150,000	149,606
1.125% 2/15/17	250,000	251,297
1.35% 8/16/16	200,000	201,429
2.35% 12/1/22	300,000	290,509
3.70% 12/1/42	150,000	138,121
3.75% 6/1/21	200,000	214,021
4.125% 12/1/41	100,000	98,439
4.125% 6/1/44	83,000	81,846
6.00% 7/17/17	150,000	165,378
Grupo Televisa
6.625% 1/15/40	100,000	116,433
8.50% 3/11/32	200,000	265,206
Historic TW
6.625% 5/15/29	300,000	358,766
6.875% 6/15/18	400,000	456,483
Interpublic Group
2.25% 11/15/17	150,000	151,343
4.00% 3/15/22	70,000	71,706
NBCUniversal Media
2.875% 1/15/23	575,000	558,963
4.375% 4/1/21	200,000	216,781
4.45% 1/15/43	675,000	650,254
5.15% 4/30/20	670,000	752,937
5.95% 4/1/41	200,000	234,805
Omnicom Group
3.625% 5/1/22	200,000	201,463
4.45% 8/15/20	35,000	37,470
6.25% 7/15/19	250,000	286,464
RELX Capital 8.625% 1/15/19	100,000	120,349
Scripps Networks Interactive
2.75% 11/15/19	50,000	50,157
2.80% 6/15/20	100,000	98,625
3.50% 6/15/22	100,000	98,529

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Scripps Networks Interactive (continued)
3.90% 11/15/24	150,000	$147,722
3.95% 6/15/25	100,000	98,408
Thomson Reuters
1.30% 2/23/17	107,000	106,794
4.30% 11/23/23	200,000	207,272
4.70% 10/15/19	400,000	436,276
6.50% 7/15/18	150,000	169,382
Time Warner
3.55% 6/1/24	200,000	195,413
4.70% 1/15/21	100,000	108,193
4.75% 3/29/21	150,000	162,356
4.875% 3/15/20	200,000	218,472
4.90% 6/15/42	200,000	197,535
5.875% 11/15/16	150,000	159,426
6.10% 7/15/40	100,000	112,844
6.25% 3/29/41	800,000	918,544
6.50% 11/15/36	100,000	117,813
7.625% 4/15/31	325,000	423,668
7.70% 5/1/32	330,000	434,622
Time Warner Cable
4.00% 9/1/21	500,000	513,991
5.00% 2/1/20	145,000	156,704
5.50% 9/1/41	100,000	93,579
5.85% 5/1/17	500,000	534,167
5.875% 11/15/40	100,000	97,126
6.55% 5/1/37	200,000	208,817
6.75% 7/1/18	300,000	334,715
6.75% 6/15/39	200,000	214,182
7.30% 7/1/38	150,000	169,503
8.25% 4/1/19	250,000	294,265
8.75% 2/14/19	200,000	237,718
Time Warner Entertainment
8.375% 3/15/23	250,000	311,239
8.375% 7/15/33	200,000	246,105
Viacom
2.50% 9/1/18	120,000	121,342
3.125% 6/15/22	550,000	527,179
3.25% 3/15/23	250,000	237,977
3.50% 4/1/17	100,000	103,323
3.875% 4/1/24	200,000	196,189
4.375% 3/15/43	477,000	387,855
5.625% 9/15/19	200,000	222,680
5.85% 9/1/43	150,000	149,814
6.875% 4/30/36	125,000	139,511
WPP Finance 2010
4.75% 11/21/21	100,000	109,193
5.625% 11/15/43	250,000	270,796

		27,368,645

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining–0.49%
Barrick Gold
3.85% 4/1/22	250,000	$242,664
4.10% 5/1/23	200,000	195,197
5.25% 4/1/42	300,000	269,515
6.95% 4/1/19	100,000	115,914
Barrick North America Finance
4.40% 5/30/21	200,000	204,566
5.70% 5/30/41	500,000	458,424
5.75% 5/1/43	150,000	144,777
7.50% 9/15/38	25,000	27,654
Barrick PD Australia Finance
5.95% 10/15/39	100,000	96,406
BHP Billiton Finance USA
1.625% 2/24/17	350,000	353,307
1.875% 11/21/16	250,000	252,980
3.25% 11/21/21	250,000	254,300
3.85% 9/30/23	200,000	205,734
4.125% 2/24/42	125,000	115,418
5.00% 9/30/43	500,000	521,007
5.40% 3/29/17	100,000	107,586
6.50% 4/1/19	150,000	173,698
Freeport-McMoRan
2.15% 3/1/17	100,000	100,185
2.375% 3/15/18	400,000	397,195
3.10% 3/15/20	775,000	764,918
3.55% 3/1/22	300,000	278,092
3.875% 3/15/23	225,000	204,728
5.45% 3/15/43	225,000	188,453
Goldcorp
2.125% 3/15/18	100,000	100,296
3.70% 3/15/23	200,000	192,501
Kinross Gold 5.95% 3/15/24	139,000	132,098
Newmont Mining
3.50% 3/15/22	150,000	143,362
4.875% 3/15/42	650,000	547,283
5.125% 10/1/19	180,000	195,733
6.25% 10/1/39	100,000	98,293
Nucor
4.00% 8/1/23	139,000	141,277
4.125% 9/15/22	100,000	104,091
5.20% 8/1/43	100,000	102,692
5.75% 12/1/17	50,000	54,847
5.85% 6/1/18	100,000	111,505
Reliance Steel & Aluminum
4.50% 4/15/23	150,000	147,801
Rio Tinto Alcan 6.125% 12/15/33	150,000	169,324
Rio Tinto Finance USA
1.625% 8/21/17	250,000	250,301
2.25% 12/14/18	150,000	150,964
2.875% 8/21/22	250,000	242,423
3.50% 11/2/20	250,000	260,773
3.75% 9/20/21	150,000	155,663

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Rio Tinto Finance USA (continued)
3.75% 6/15/25	100,000	$98,801
4.125% 5/20/21	200,000	212,008
4.125% 8/21/42	150,000	135,391
5.20% 11/2/40	100,000	102,290
6.50% 7/15/18	250,000	283,643
7.125% 7/15/28	75,000	95,214
9.00% 5/1/19	100,000	124,931
Southern Copper
3.50% 11/8/22	89,000	87,078
5.25% 11/8/42	150,000	130,926
5.375% 4/16/20	125,000	136,837
5.875% 4/23/45	69,000	65,805
6.75% 4/16/40	110,000	114,151
7.50% 7/27/35	200,000	224,988
Teck Resources
2.50% 2/1/18	250,000	244,681
4.50% 1/15/21	100,000	96,110
4.75% 1/15/22	104,000	96,764
5.20% 3/1/42	250,000	182,991
6.00% 8/15/40	100,000	79,392
6.25% 7/15/41	201,000	162,210
Vale 5.625% 9/11/42	150,000	127,075
Vale Overseas
4.375% 1/11/22	250,000	244,863
4.625% 9/15/20	100,000	105,338
5.625% 9/15/19	300,000	325,212
6.25% 1/23/17	250,000	264,591
6.875% 11/21/36	350,000	340,133
6.875% 11/10/39	170,000	164,458
Worthington Industries 4.55% 4/15/26	40,000	41,143
Yamana Gold 4.95% 7/15/24	50,000	48,248

		13,309,217

Multiline Retail–0.14%
Dollar General 3.25% 4/15/23	200,000	190,873
Kohl’s
4.00% 11/1/21	200,000	210,776
4.75% 12/15/23	150,000	161,084
6.00% 1/15/33	100,000	108,302
6.25% 12/15/17	50,000	55,520
Macy’s Retail Holdings
2.875% 2/15/23	100,000	96,430
3.625% 6/1/24	150,000	149,866
4.375% 9/1/23	90,000	95,068
5.125% 1/15/42	100,000	100,812
5.90% 12/1/16	107,000	114,042
6.70% 7/15/34	150,000	183,195
6.90% 4/1/29	150,000	183,853
Nordstrom
4.75% 5/1/20	100,000	110,918
5.00% 1/15/44	281,000	297,299

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
Target
2.30% 6/26/19	200,000	$202,842
2.90% 1/15/22	300,000	303,719
3.875% 7/15/20	100,000	107,997
4.00% 7/1/42	150,000	142,087
5.875% 7/15/16	100,000	105,380
6.00% 1/15/18	250,000	278,260
6.35% 11/1/32	100,000	123,893
6.50% 10/15/37	200,000	256,435
7.00% 1/15/38	200,000	270,037

		3,848,688

Multi-Utilities–0.28%
American Water Capital
3.85% 3/1/24	250,000	261,956
4.30% 12/1/42	100,000	98,910
6.085% 10/15/17	100,000	110,316
Avista
5.125% 4/1/22	30,000	34,033
5.95% 6/1/18	100,000	112,189
Consolidated Edison New York
3.95% 3/1/43	150,000	137,273
4.45% 3/15/44	200,000	197,801
4.625% 12/1/54	500,000	488,159
5.50% 12/1/39	250,000	286,449
5.85% 3/15/36	100,000	117,473
6.30% 8/15/37	20,000	25,046
6.65% 4/1/19	200,000	233,336
6.75% 4/1/38	25,000	32,534
7.125% 12/1/18	200,000	234,807
Dominion Resources
2.50% 12/1/19	600,000	602,407
2.75% 9/15/22	250,000	241,933
4.45% 3/15/21	100,000	107,360
4.90% 8/1/41	60,000	61,337
5.20% 8/15/19	80,000	88,596
5.95% 6/15/35	25,000	28,390
6.40% 6/15/18	76,000	85,760
DTE Energy
2.40% 12/1/19	150,000	150,144
#144A 3.30% 6/15/22	200,000	201,932
3.50% 6/1/24	100,000	100,324
KeySpan 8.00% 11/15/30	25,000	33,830
NiSource Finance
3.85% 2/15/23	50,000	51,531
4.80% 2/15/44	100,000	102,360
5.25% 2/15/43	59,000	63,107
5.45% 9/15/20	125,000	140,926
5.80% 2/1/42	100,000	116,914
6.125% 3/1/22	100,000	115,676
6.40% 3/15/18	210,000	235,494

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Puget Energy
#144A 3.65% 5/15/25	200,000	$196,150
6.00% 9/1/21	200,000	229,449
Puget Sound Energy
4.434% 11/15/41	100,000	99,927
5.638% 4/15/41	80,000	95,170
5.764% 7/15/40	50,000	59,193
5.795% 3/15/40	100,000	120,900
San Diego Gas & Electric
3.00% 8/15/21	175,000	179,609
3.60% 9/1/23	200,000	207,652
6.00% 6/1/39	110,000	137,783
SCANA
4.125% 2/1/22	500,000	504,393
6.25% 4/1/20	100,000	111,736
Sempra Energy
2.40% 3/15/20	250,000	248,329
2.875% 10/1/22	150,000	145,672
6.00% 10/15/39	125,000	148,402
6.15% 6/15/18	25,000	28,083
United Utilities 5.375% 2/1/19	100,000	107,787
WEC Energy Group
1.65% 6/15/18	35,000	35,049
2.45% 6/15/20	50,000	49,961
3.55% 6/15/25	50,000	49,972

		7,653,520

Office Electronics–0.03%
Xerox
2.80% 5/15/20	250,000	249,468
4.50% 5/15/21	345,000	366,949
6.35% 5/15/18	250,000	278,796

		895,213

Oil, Gas & Consumable Fuels–2.80%
Anadarko Finance 7.50% 5/1/31	250,000	313,848
Anadarko Petroleum
5.95% 9/15/16	200,000	211,044
6.375% 9/15/17	300,000	329,392
6.45% 9/15/36	250,000	289,350
7.95% 6/15/39	200,000	262,562
8.70% 3/15/19	200,000	242,016
ANR Pipeline 9.625% 11/1/21	500,000	659,741
Apache
1.75% 4/15/17	50,000	50,240
3.25% 4/15/22	73,000	71,899
4.25% 1/15/44	100,000	87,181
4.75% 4/15/43	200,000	185,772
5.10% 9/1/40	350,000	339,441
5.25% 2/1/42	100,000	99,029
5.625% 1/15/17	200,000	212,205
6.00% 1/15/37	50,000	54,101

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipelines
3.375% 2/1/23	100,000	$90,825
4.95% 12/15/24	50,000	49,125
5.75% 9/15/19	100,000	105,753
Buckeye Partners
4.875% 2/1/21	260,000	271,431
5.50% 8/15/19	50,000	54,048
5.85% 11/15/43	500,000	487,243
Burlington Resources Finance
7.20% 8/15/31	100,000	129,301
Canadian Natural Resources
3.80% 4/15/24	43,000	42,598
3.90% 2/1/25	200,000	198,003
5.70% 5/15/17	250,000	269,124
5.85% 2/1/35	200,000	212,071
5.90% 2/1/18	100,000	109,190
6.25% 3/15/38	150,000	166,688
Cenovus Energy
3.80% 9/15/23	250,000	247,447
4.45% 9/15/42	100,000	87,583
5.70% 10/15/19	100,000	111,810
6.75% 11/15/39	200,000	227,498
Chevron
1.104% 12/5/17	300,000	298,821
1.345% 11/15/17	500,000	502,207
1.718% 6/24/18	500,000	503,194
2.193% 11/15/19	500,000	503,081
2.355% 12/5/22	500,000	478,973
3.191% 6/24/23	550,000	553,178
4.95% 3/3/19	100,000	110,598
CNOOC Finance 2013
3.00% 5/9/23	250,000	237,250
4.25% 5/9/43	1,000,000	944,050
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	197,608
4.20% 5/5/45	200,000	185,595
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	192,775
Columbia Pipeline Group
#144A 2.45% 6/1/18	50,000	50,420
#144A 4.50% 6/1/25	250,000	246,422
#144A 5.80% 6/1/45	100,000	98,892
ConocoPhillips
1.05% 12/15/17	250,000	248,206
2.40% 12/15/22	450,000	428,008
3.35% 5/15/25	180,000	178,257
4.15% 11/15/34	90,000	87,217
4.30% 11/15/44	150,000	143,754
5.75% 2/1/19	425,000	480,668
5.90% 5/15/38	450,000	521,771
6.00% 1/15/20	200,000	231,770
6.50% 2/1/39	380,000	472,530

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Canada Funding I
5.625% 10/15/16	100,000	$105,738
ConocoPhillips Holding 6.95% 4/15/29	200,000	256,180
Continental Resources
3.80% 6/1/24	435,000	397,801
4.50% 4/15/23	700,000	676,038
4.90% 6/1/44	100,000	84,519
Devon Energy
3.25% 5/15/22	250,000	247,468
4.00% 7/15/21	100,000	104,989
4.75% 5/15/42	100,000	95,774
5.00% 6/15/45	70,000	69,371
5.60% 7/15/41	300,000	315,171
6.30% 1/15/19	100,000	113,055
7.95% 4/15/32	100,000	130,274
Devon Financing 7.875% 9/30/31	200,000	258,447
Ecopetrol
4.125% 1/16/25	500,000	462,650
5.375% 6/26/26	210,000	208,163
5.875% 9/18/23	200,000	210,500
5.875% 5/28/45	155,000	137,563
7.625% 7/23/19	200,000	232,750
El Paso Natural Gas
5.95% 4/15/17	100,000	107,003
8.375% 6/15/32	100,000	121,315
Enable Midstream Partners
#144A 3.90% 5/15/24	200,000	185,669
#144A 5.00% 5/15/44	70,000	58,581
Enbridge
3.50% 6/10/24	100,000	93,578
4.00% 10/1/23	150,000	146,325
4.50% 6/10/44	100,000	82,494
5.60% 4/1/17	100,000	106,429
Enbridge Energy Partners
5.20% 3/15/20	100,000	107,939
6.50% 4/15/18	50,000	55,213
7.50% 4/15/38	300,000	349,302
9.875% 3/1/19	50,000	61,881
Encana
6.50% 5/15/19	300,000	340,884
6.50% 2/1/38	100,000	106,927
6.625% 8/15/37	250,000	269,989
7.20% 11/1/31	50,000	57,039
Energy Transfer Partners
2.50% 6/15/18	215,000	215,479
3.60% 2/1/23	100,000	94,854
4.05% 3/15/25	100,000	94,485
4.15% 10/1/20	150,000	154,339
4.75% 1/15/26	400,000	396,662
5.15% 3/15/45	150,000	133,005
5.20% 2/1/22	250,000	262,109

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners (continued)
5.95% 10/1/43	125,000	$122,915
6.125% 12/15/45	400,000	402,000
6.50% 2/1/42	150,000	155,013
7.50% 7/1/38	200,000	229,247
7.60% 2/1/24	150,000	177,669
EnLink Midstream Partners
4.15% 6/1/25	50,000	48,780
4.40% 4/1/24	150,000	150,668
5.60% 4/1/44	100,000	97,503
Enterprise Products Operating
1.65% 5/7/18	100,000	99,969
3.35% 3/15/23	350,000	342,392
3.70% 2/15/26	150,000	145,554
3.75% 2/15/25	640,000	628,499
3.90% 2/15/24	200,000	201,187
4.05% 2/15/22	100,000	103,447
4.45% 2/15/43	125,000	113,400
4.85% 8/15/42	200,000	190,758
4.85% 3/15/44	125,000	118,002
4.90% 5/15/46	100,000	94,549
5.20% 9/1/20	100,000	111,429
5.25% 1/31/20	100,000	111,179
5.70% 2/15/42	150,000	160,206
5.75% 3/1/35	250,000	268,999
5.95% 2/1/41	100,000	109,212
6.125% 10/15/39	50,000	55,022
6.30% 9/15/17	100,000	110,219
6.50% 1/31/19	100,000	114,102
7.55% 4/15/38	100,000	127,375
EOG Resources
2.625% 3/15/23	150,000	144,192
3.15% 4/1/25	250,000	244,207
3.90% 4/1/35	350,000	331,997
4.40% 6/1/20	150,000	164,117
6.875% 10/1/18	25,000	29,078
EQT
4.875% 11/15/21	100,000	105,518
8.125% 6/1/19	75,000	87,865
EQT Midstream Partners 4.00% 8/1/24	55,000	52,157
Exxon Mobil
1.305% 3/6/18	500,000	499,789
1.819% 3/15/19	500,000	500,909
3.567% 3/6/45	800,000	726,092
Freeport-McMoran Oil & Gas
6.875% 2/15/23	196,000	210,700
Hess
5.60% 2/15/41	200,000	205,547
7.125% 3/15/33	100,000	115,028
7.30% 8/15/31	250,000	290,952
8.125% 2/15/19	285,000	337,681

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Husky Energy
3.95% 4/15/22	150,000	$150,629
4.00% 4/15/24	50,000	49,319
7.25% 12/15/19	125,000	146,132
Kerr-McGee 6.95% 7/1/24	100,000	120,770
Kinder Morgan
2.00% 12/1/17	110,000	109,730
4.30% 6/1/25	200,000	193,462
5.55% 6/1/45	700,000	649,257
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	297,753
3.50% 3/1/21	520,000	513,373
3.50% 9/1/23	500,000	466,935
3.95% 9/1/22	100,000	97,942
5.00% 10/1/21	250,000	264,878
5.00% 8/15/42	500,000	436,523
5.00% 3/1/43	250,000	218,919
5.30% 9/15/20	250,000	272,089
5.80% 3/15/35	150,000	148,451
5.95% 2/15/18	50,000	54,672
6.50% 9/1/39	100,000	102,852
6.55% 9/15/40	200,000	206,033
7.75% 3/15/32	200,000	229,919
Magellan Midstream Partners
3.20% 3/15/25	100,000	96,220
4.20% 3/15/45	150,000	133,844
4.25% 2/1/21	150,000	159,792
6.55% 7/15/19	50,000	57,471
Marathon Oil
2.80% 11/1/22	125,000	118,678
5.90% 3/15/18	500,000	549,440
6.60% 10/1/37	100,000	113,121
Marathon Petroleum
3.625% 9/15/24	250,000	245,927
5.00% 9/15/54	500,000	454,851
5.125% 3/1/21	135,000	148,439
6.50% 3/1/41	145,000	165,267
Murphy Oil 2.50% 12/1/17	500,000	499,359
Nexen Energy
6.20% 7/30/19	130,000	147,224
6.40% 5/15/37	150,000	180,293
7.50% 7/30/39	200,000	267,203
Noble Energy
4.15% 12/15/21	100,000	104,319
5.05% 11/15/44	800,000	769,368
5.25% 11/15/43	250,000	244,449
6.00% 3/1/41	135,000	143,392
8.25% 3/1/19	100,000	119,241
Noble Holding International
2.50% 3/15/17	100,000	99,916
3.95% 3/15/22	100,000	92,277
6.20% 8/1/40	125,000	106,147

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Northwest Pipeline 6.05% 6/15/18	300,000	$333,476
Occidental Petroleum
1.50% 2/15/18	100,000	99,692
1.75% 2/15/17	250,000	252,324
2.70% 2/15/23	200,000	193,601
3.125% 2/15/22	150,000	150,504
3.50% 6/15/25	50,000	49,890
4.10% 2/1/21	100,000	108,562
ONEOK Partners
3.20% 9/15/18	100,000	102,303
3.375% 10/1/22	150,000	138,211
3.80% 3/15/20	100,000	102,221
4.90% 3/15/25	100,000	99,108
6.125% 2/1/41	100,000	97,805
6.15% 10/1/16	50,000	52,833
6.20% 9/15/43	178,000	175,683
6.65% 10/1/36	100,000	104,916
8.625% 3/1/19	100,000	119,044
Petrobras Global Finance
3.00% 1/15/19	500,000	463,330
3.25% 3/17/17	700,000	692,027
3.50% 2/6/17	600,000	595,038
4.375% 5/20/23	350,000	305,799
5.375% 1/27/21	700,000	675,010
5.625% 5/20/43	225,000	175,027
5.75% 1/20/20	200,000	198,668
5.875% 3/1/18	200,000	204,500
6.875% 1/20/40	450,000	403,137
7.25% 3/17/44	1,000,000	933,360
7.875% 3/15/19	400,000	425,884
Petro-Canada
5.95% 5/15/35	200,000	230,385
6.80% 5/15/38	100,000	126,616
9.25% 10/15/21	50,000	66,617
Petroleos Mexicanos
2.378% 4/15/25	190,000	191,999
3.125% 1/23/19	80,000	80,960
3.50% 7/18/18	200,000	206,640
3.50% 1/30/23	800,000	760,960
#144A 4.50% 1/23/26	250,000	244,975
4.875% 1/24/22	1,250,000	1,302,963
4.875% 1/18/24	500,000	513,750
5.50% 1/21/21	400,000	434,800
6.00% 3/5/20	260,000	291,200
6.375% 1/23/45	609,000	628,031
6.50% 6/2/41	800,000	836,000
6.625% 6/15/35	250,000	268,125
8.00% 5/3/19	550,000	645,755
Phillips 66
2.95% 5/1/17	950,000	976,914
4.65% 11/15/34	350,000	343,478
5.875% 5/1/42	250,000	273,341

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources 3.95% 7/15/22	100,000	$100,942
Plains All American Pipeline
4.30% 1/31/43	100,000	85,482
4.70% 6/15/44	600,000	550,451
5.15% 6/1/42	200,000	194,086
5.75% 1/15/20	100,000	112,296
6.65% 1/15/37	125,000	143,377
8.75% 5/1/19	150,000	183,308
Shell International Finance
0.90% 11/15/16	200,000	200,486
1.125% 8/21/17	500,000	499,635
2.00% 11/15/18	300,000	303,405
2.125% 5/11/20	350,000	349,649
2.375% 8/21/22	250,000	242,050
3.25% 5/11/25	650,000	645,027
3.40% 8/12/23	650,000	668,255
4.125% 5/11/35	156,000	153,223
4.30% 9/22/19	200,000	218,185
4.375% 3/25/20	75,000	82,196
4.375% 5/11/45	167,000	165,522
4.55% 8/12/43	100,000	102,591
5.50% 3/25/40	100,000	114,193
6.375% 12/15/38	300,000	378,487
Southwestern Energy
3.30% 1/23/18	500,000	513,036
4.10% 3/15/22	200,000	196,471
Spectra Energy Capital
5.65% 3/1/20	100,000	108,635
7.50% 9/15/38	350,000	398,540
Spectra Energy Partners 2.95% 9/25/18	350,000	358,220
Statoil
1.15% 5/15/18	250,000	248,108
1.25% 11/9/17	250,000	249,673
2.45% 1/17/23	200,000	193,074
2.65% 1/15/24	100,000	95,877
3.15% 1/23/22	200,000	202,049
3.70% 3/1/24	600,000	621,284
3.95% 5/15/43	250,000	233,229
4.80% 11/8/43	150,000	159,443
5.10% 8/17/40	200,000	216,405
5.25% 4/15/19	250,000	279,571
7.15% 1/15/29	25,000	33,331
Suncor Energy
3.60% 12/1/24	250,000	249,273
6.10% 6/1/18	150,000	167,387
6.50% 6/15/38	250,000	305,587
6.85% 6/1/39	100,000	126,147
7.15% 2/1/32	25,000	32,068
Sunoco Logistics Partners Operations 3.45% 1/15/23	200,000	189,582

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations (continued)
5.30% 4/1/44	200,000	$182,737
6.85% 2/15/40	100,000	112,972
Talisman Energy
3.75% 2/1/21	250,000	247,803
7.75% 6/1/19	125,000	143,471
TC PipeLines 4.375% 3/13/25	150,000	148,457
Tennessee Gas Pipeline
7.50% 4/1/17	400,000	437,000
7.625% 4/1/37	150,000	177,100
Tosco 8.125% 2/15/30	100,000	139,205
Total Capital
4.125% 1/28/21	100,000	108,084
4.45% 6/24/20	100,000	109,979
Total Capital Canada
1.45% 1/15/18	200,000	200,328
2.75% 7/15/23	300,000	290,170
Total Capital International
1.00% 8/12/16	200,000	200,417
1.00% 1/10/17	500,000	501,390
1.55% 6/28/17	150,000	151,465
2.10% 6/19/19	300,000	302,140
2.70% 1/25/23	200,000	194,563
2.875% 2/17/22	200,000	200,099
3.70% 1/15/24	100,000	103,203
TransCanada PipeLines
2.50% 8/1/22	150,000	142,519
3.75% 10/16/23	150,000	152,220
3.80% 10/1/20	100,000	106,057
4.625% 3/1/34	200,000	198,915
6.10% 6/1/40	100,000	112,506
•6.35% 5/15/67	150,000	142,875
6.50% 8/15/18	200,000	227,240
7.25% 8/15/38	100,000	127,403
7.625% 1/15/39	250,000	329,737
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	84,085
Valero Energy
3.65% 3/15/25	100,000	97,430
4.90% 3/15/45	150,000	141,097
6.125% 2/1/20	65,000	74,313
6.625% 6/15/37	300,000	339,852
7.50% 4/15/32	100,000	121,985
9.375% 3/15/19	200,000	246,335
Western Gas Partners
3.95% 6/1/25	150,000	144,549
4.00% 7/1/22	150,000	150,740
5.45% 4/1/44	100,000	100,014
Williams
3.70% 1/15/23	139,000	129,633
4.55% 6/24/24	250,000	242,711
5.75% 6/24/44	100,000	93,111

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams (continued)
8.75% 3/15/32	109,000	$132,498
Williams Partners
3.90% 1/15/25	425,000	401,427
4.00% 11/15/21	100,000	101,072
4.30% 3/4/24	195,000	192,129
5.25% 3/15/20	200,000	217,615
6.30% 4/15/40	470,000	478,948
XTO Energy 6.50% 12/15/18	100,000	116,580

		75,693,233

Paper & Forest Products–0.10%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	203,627
5.00% 1/21/21	100,000	106,386
Domtar
4.40% 4/1/22	100,000	101,769
6.75% 2/15/44	100,000	106,044
Georgia-Pacific 8.00% 1/15/24	250,000	322,124
International Paper
4.75% 2/15/22	200,000	216,793
4.80% 6/15/44	200,000	186,160
5.00% 9/15/35	100,000	98,275
5.15% 5/15/46	200,000	192,858
6.00% 11/15/41	135,000	146,041
7.30% 11/15/39	100,000	122,772
7.50% 8/15/21	80,000	99,891
7.95% 6/15/18	300,000	350,516
Plum Creek Timberlands 4.70% 3/15/21	100,000	107,185
Westvaco 8.20% 1/15/30	150,000	202,776

		2,563,217

Personal Products–0.05%
Colgate-Palmolive
0.90% 5/1/18	100,000	99,306
1.30% 1/15/17	200,000	201,574
1.50% 11/1/18	250,000	250,637
1.75% 3/15/19	344,000	343,660
2.30% 5/3/22	100,000	97,725
Estee Lauder 4.375% 6/15/45	250,000	245,343

		1,238,245

Pharmaceuticals–1.00%
Abbott Laboratories
5.125% 4/1/19	478,000	531,782
5.30% 5/27/40	250,000	279,413
6.00% 4/1/39	50,000	60,548
6.15% 11/30/37	50,000	61,821
AbbVie
1.75% 11/6/17	750,000	752,394
1.80% 5/14/18	625,000	623,595
2.50% 5/14/20	500,000	495,433

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
2.90% 11/6/22	500,000	$484,942
3.20% 11/6/22	225,000	223,157
3.60% 5/14/25	250,000	247,607
4.40% 11/6/42	300,000	284,955
4.50% 5/14/35	600,000	588,886
4.70% 5/14/45	165,000	162,944
Actavis
3.25% 10/1/22	250,000	242,728
4.625% 10/1/42	125,000	116,941
6.125% 8/15/19	45,000	50,852
Actavis Funding
2.35% 3/12/18	1,000,000	1,005,930
2.45% 6/15/19	210,000	209,358
3.45% 3/15/22	500,000	495,998
4.55% 3/15/35	1,000,000	953,800
4.85% 6/15/44	650,000	629,508
Allergan 1.35% 3/15/18	550,000	538,676
AstraZeneca
4.00% 9/18/42	150,000	141,020
5.90% 9/15/17	350,000	384,671
6.45% 9/15/37	450,000	574,678
Baxalta
#144A 2.00% 6/22/18	50,000	49,970
#144A 2.875% 6/23/20	100,000	99,969
#144A 3.60% 6/23/22	100,000	100,091
#144A 4.00% 6/23/25	150,000	149,188
#144A 5.25% 6/23/45	45,000	45,347
Bristol-Myers Squibb
1.75% 3/1/19	200,000	199,565
2.00% 8/1/22	100,000	95,108
3.25% 8/1/42	100,000	84,029
4.50% 3/1/44	500,000	518,843
5.875% 11/15/36	195,000	234,527
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	744,119
5.375% 4/15/34	100,000	114,187
5.65% 5/15/18	450,000	502,441
6.375% 5/15/38	450,000	567,535
Johnson & Johnson
1.65% 12/5/18	800,000	806,750
2.45% 12/5/21	150,000	151,498
2.95% 9/1/20	100,000	104,497
3.55% 5/15/21	100,000	107,746
4.375% 12/5/33	183,000	194,286
4.85% 5/15/41	100,000	111,910
5.15% 7/15/18	250,000	277,900
5.85% 7/15/38	100,000	127,211
Lilly (Eli)
1.25% 3/1/18	610,000	608,557
1.95% 3/15/19	250,000	250,337
2.75% 6/1/25	110,000	106,403

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Lilly (Eli) (continued)
5.20% 3/15/17	140,000	$149,816
5.50% 3/15/27	100,000	118,770
Merck
1.10% 1/31/18	150,000	149,769
1.30% 5/18/18	100,000	99,647
1.85% 2/10/20	400,000	396,912
2.40% 9/15/22	150,000	144,483
2.75% 2/10/25	900,000	864,121
2.80% 5/18/23	250,000	246,230
3.60% 9/15/42	100,000	88,859
3.875% 1/15/21	400,000	429,155
4.15% 5/18/43	242,000	235,805
6.50% 12/1/33	100,000	131,435
6.55% 9/15/37	100,000	130,919
Merck Sharp & Dohme
5.00% 6/30/19	100,000	111,411
5.85% 6/30/39	50,000	61,197
Mylan
2.55% 3/28/19	75,000	74,413
2.60% 6/24/18	200,000	201,590
5.40% 11/29/43	133,000	136,521
Novartis Capital
2.40% 9/21/22	250,000	243,405
3.40% 5/6/24	250,000	254,171
3.70% 9/21/42	150,000	139,085
4.40% 4/24/20	100,000	110,487
4.40% 5/6/44	250,000	258,795
Novartis Securities Investment 5.125% 2/10/19	400,000	445,322
Perrigo
1.30% 11/8/16	206,000	205,196
4.00% 11/15/23	250,000	253,789
Pfizer
0.90% 1/15/17	500,000	500,645
2.10% 5/15/19	300,000	302,480
3.00% 6/15/23	200,000	199,486
3.40% 5/15/24	400,000	403,608
4.40% 5/15/44	400,000	395,568
6.20% 3/15/19	400,000	457,770
7.20% 3/15/39	300,000	414,605
Sanofi
1.25% 4/10/18	91,000	90,727
4.00% 3/29/21	325,000	348,438
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	169,332
6.15% 2/1/36	100,000	118,711
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	245,855
3.65% 11/10/21	250,000	255,157
Wyeth 5.95% 4/1/37	350,000	418,332

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Wyeth (continued)
6.00% 2/15/36	100,000	$119,652
6.50% 2/1/34	100,000	126,255
Zoetis
3.25% 2/1/23	163,000	158,178
4.70% 2/1/43	150,000	143,552

		27,043,305

Real Estate Investment Trusts–0.66%
Alexandria Real Estate Equities 4.50% 7/30/29	110,000	110,493
American Tower
2.80% 6/1/20	100,000	98,723
3.45% 9/15/21	250,000	249,139
3.50% 1/31/23	250,000	240,535
4.00% 6/1/25	100,000	97,937
4.50% 1/15/18	200,000	211,764
4.70% 3/15/22	225,000	234,941
5.00% 2/15/24	100,000	105,899
5.05% 9/1/20	100,000	108,790
5.90% 11/1/21	65,000	73,317
AvalonBay Communities
3.45% 6/1/25	100,000	98,538
3.50% 11/15/24	200,000	199,812
3.625% 10/1/20	200,000	208,611
6.10% 3/15/20	100,000	115,098
BioMed Realty 2.625% 5/1/19	100,000	99,667
Boston Properties
3.70% 11/15/18	100,000	105,437
3.85% 2/1/23	125,000	128,199
4.125% 5/15/21	250,000	266,291
5.625% 11/15/20	150,000	171,573
5.875% 10/15/19	100,000	113,643
Brandywine Operating Partnership
4.55% 10/1/29	200,000	199,853
4.95% 4/15/18	100,000	106,661
Brixmor Operating Partnership 3.85% 2/1/25	70,000	67,407
Brookfield Asset Management 4.00% 1/15/25	150,000	148,750
Camden Property Trust
4.25% 1/15/24	67,000	69,046
4.625% 6/15/21	100,000	108,256
Carey (W.P.) 4.60% 4/1/24	100,000	100,582
CBL & Associates 5.25% 12/1/23	67,000	69,008
Corporate Office Properties 3.70% 6/15/21	350,000	347,197
CubeSmart 4.375% 12/15/23	100,000	103,614
DDR
3.50% 1/15/21	150,000	152,302
7.50% 4/1/17	200,000	219,320

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust
3.95% 7/1/22	150,000	$149,916
5.25% 3/15/21	100,000	109,571
Duke Realty
3.75% 12/1/24	250,000	248,886
4.375% 6/15/22	100,000	104,640
EPR Properties
5.25% 7/15/23	75,000	78,727
5.75% 8/15/22	100,000	107,542
ERP Operating
2.375% 7/1/19	150,000	150,773
3.375% 6/1/25	100,000	98,123
4.50% 7/1/44	150,000	146,708
4.50% 6/1/45	50,000	48,764
4.625% 12/15/21	150,000	163,853
4.75% 7/15/20	100,000	110,287
Essex Portfolio
3.25% 5/1/23	100,000	96,461
3.375% 1/15/23	250,000	246,214
Excel Trust 4.625% 5/15/24	50,000	47,529
Federal Realty Investment Trust
2.75% 6/1/23	100,000	95,617
4.50% 12/1/44	50,000	48,737
Government Properties Income Trust 3.75% 8/15/19	100,000	102,959
HCP
2.625% 2/1/20	200,000	198,194
3.75% 2/1/19	100,000	104,103
3.875% 8/15/24	200,000	195,538
4.00% 6/1/25	250,000	245,246
4.25% 11/15/23	186,000	187,825
5.375% 2/1/21	200,000	220,904
6.30% 9/15/16	125,000	132,027
Health Care REIT
4.50% 1/15/24	250,000	260,014
5.25% 1/15/22	100,000	109,538
6.125% 4/15/20	135,000	154,396
6.50% 3/15/41	250,000	297,224
Healthcare Realty Trust 5.75% 1/15/21	200,000	221,730
Healthcare Trust of America Holdings 3.375% 7/15/21	100,000	99,629
Highwoods Realty 3.20% 6/15/21	200,000	199,291
Hospitality Properties Trust
5.00% 8/15/22	300,000	312,719
5.625% 3/15/17	100,000	105,620
Host Hotels & Resorts
4.75% 3/1/23	150,000	158,559
5.25% 3/15/22	400,000	435,067
Kilroy Realty
4.25% 8/15/29	150,000	149,735
4.80% 7/15/18	100,000	106,820

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty
3.20% 5/1/21	150,000	$151,093
6.875% 10/1/19	150,000	175,368
Lexington Realty Trust 4.40% 6/15/24	60,000	60,369
Liberty Property
4.125% 6/15/22	50,000	50,984
4.40% 2/15/24	100,000	103,457
5.50% 12/15/16	100,000	105,568
6.625% 10/1/17	50,000	55,167
Mack-Cali Realty 7.75% 8/15/19	100,000	115,210
Mid-America Apartments
3.75% 6/15/24	100,000	98,976
4.30% 10/15/23	50,000	51,902
National Retail Properties
3.30% 4/15/23	100,000	97,075
5.50% 7/15/21	100,000	111,938
Omega Healthcare Investors
#144A 4.50% 4/1/27	200,000	192,277
4.95% 4/1/24	57,000	58,402
6.75% 10/15/22	100,000	105,000
Prologis
4.25% 8/15/23	150,000	154,175
4.50% 8/15/17	100,000	106,071
6.875% 3/15/20	104,000	120,255
Realty Income
3.875% 7/15/24	65,000	65,621
4.65% 8/1/23	100,000	105,453
5.75% 1/15/21	100,000	112,624
5.875% 3/15/35	50,000	56,171
5.95% 9/15/16	110,000	115,865
Regency Centers 4.80% 4/15/21	100,000	108,558
Retail Opportunity Investments Partnership 4.00% 12/15/24	50,000	49,567
Select Income REIT 2.85% 2/1/18	500,000	507,053
Senior Housing Properties Trust 4.75% 5/1/24	200,000	201,266
Simon Property Group
3.375% 3/15/22	150,000	152,382
3.375% 10/1/24	450,000	447,634
4.125% 12/1/21	300,000	322,486
5.65% 2/1/20	200,000	228,068
6.75% 2/1/40	300,000	384,972
10.35% 4/1/19	200,000	254,168
Tanger Properties 3.875% 12/1/23	100,000	101,177
UDR
4.25% 6/1/18	100,000	106,234
4.625% 1/10/22	100,000	106,956
Ventas Realty
2.70% 4/1/20	100,000	99,814
3.75% 5/1/24	150,000	148,092
4.00% 4/30/19	200,000	211,505

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty (continued)
4.25% 3/1/22	200,000	$207,369
4.75% 6/1/21	100,000	108,491
Vornado Realty 2.50% 6/30/19	100,000	99,956
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	98,710
Weingarten Realty Investors 3.375% 10/15/22	150,000	146,059
Weyerhaeuser
4.625% 9/15/23	250,000	266,266
7.375% 3/15/32	250,000	313,429

		17,819,122

Real Estate Management & Development–0.01%
American Campus Communities Operating Partnership 4.125% 7/1/24	100,000	100,138
Jones Lang LaSalle 4.40% 11/15/22	100,000	102,725

		202,863

Road & Rail–0.35%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	489,321
3.00% 4/1/25	250,000	239,921
3.05% 3/15/22	150,000	149,938
3.45% 9/15/21	200,000	206,888
3.85% 9/1/23	100,000	103,823
4.10% 6/1/21	100,000	107,499
4.15% 4/1/45	114,000	105,576
4.40% 3/15/42	100,000	96,440
4.45% 3/15/43	100,000	97,377
4.95% 9/15/41	100,000	104,489
5.05% 3/1/41	100,000	105,589
5.15% 9/1/43	150,000	161,879
5.65% 5/1/17	350,000	377,415
5.75% 5/1/40	200,000	230,290
6.15% 5/1/37	100,000	123,839
7.95% 8/15/30	100,000	140,291
Canadian National Railway
2.95% 11/21/24	100,000	98,174
4.50% 11/7/43	75,000	77,375
5.55% 3/1/19	200,000	224,927
5.85% 11/15/17	150,000	165,503
6.20% 6/1/36	100,000	126,370
6.25% 8/1/34	100,000	124,771
Canadian Pacific Railway
2.90% 2/1/25	150,000	141,486
4.45% 3/15/23	100,000	107,557
7.125% 10/15/31	150,000	192,272
7.25% 5/15/19	65,000	76,807
Con-way 7.25% 1/15/18	100,000	111,593
CSX
3.70% 10/30/20	275,000	290,537

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
CSX (continued)
3.70% 11/1/23	94,000	$96,668
3.95% 5/1/50	90,000	79,114
4.10% 3/15/44	100,000	91,947
4.40% 3/1/43	200,000	192,301
5.50% 4/15/41	200,000	223,156
6.15% 5/1/37	120,000	143,238
6.22% 4/30/40	100,000	122,654
7.375% 2/1/19	100,000	117,325
Kansas City Southern de Mexico 2.35% 5/15/20	150,000	146,504
Kansas City Southern Railway 4.30% 5/15/43	100,000	94,285
Norfolk Southern
2.903% 2/15/23	121,000	116,905
3.00% 4/1/22	118,000	117,558
3.25% 12/1/21	100,000	102,747
3.85% 1/15/24	150,000	154,438
4.45% 6/15/45	100,000	96,335
4.80% 8/15/43	125,000	127,826
4.837% 10/1/41	111,000	114,147
5.75% 4/1/18	100,000	110,607
5.90% 6/15/19	100,000	113,593
6.00% 5/23/11	100,000	113,785
7.70% 5/15/17	240,000	266,898
Ryder System
2.45% 9/3/19	250,000	249,733
2.50% 3/1/17	200,000	203,692
5.85% 11/1/16	100,000	105,828
Union Pacific
3.25% 1/15/25	495,000	490,731
3.375% 2/1/35	200,000	178,166
3.646% 2/15/24	185,000	190,647
3.875% 2/1/55	94,000	82,897
4.00% 2/1/21	65,000	70,229
4.163% 7/15/22	190,000	204,228
4.75% 9/15/41	200,000	208,542
4.75% 12/15/43	105,000	110,207
4.821% 2/1/44	25,000	26,651

		9,441,529

Semiconductors & Semiconductor Equipment–0.15%
Altera 2.50% 11/15/18	250,000	255,585
Applied Materials 5.85% 6/15/41	350,000	399,730
Broadcom 2.50% 8/15/22	250,000	244,075
Intel
1.35% 12/15/17	400,000	400,002
1.95% 10/1/16	200,000	202,155
2.70% 12/15/22	150,000	146,806
3.30% 10/1/21	254,000	265,336
4.00% 12/15/32	250,000	240,014

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel (continued)
4.25% 12/15/42	250,000	$235,377
4.80% 10/1/41	172,000	172,925
KLA-Tencor 4.65% 11/1/24	300,000	300,399
Lam Research 2.75% 3/15/20	100,000	99,424
Maxim Integrated Products
2.50% 11/15/18	200,000	201,729
3.375% 3/15/23	100,000	97,927
Texas Instruments
1.65% 8/3/19	100,000	98,648
2.25% 5/1/23	250,000	237,324
2.75% 3/12/21	200,000	204,210
Xilinx 3.00% 3/15/21	200,000	203,549

		4,005,215

Software–0.38%
Adobe Systems
3.25% 2/1/25	95,000	91,904
4.75% 2/1/20	85,000	93,690
Autodesk
1.95% 12/15/17	100,000	100,489
3.125% 6/15/20	100,000	100,238
4.375% 6/15/25	100,000	100,459
CA
2.875% 8/15/18	150,000	153,122
5.375% 12/1/19	100,000	111,427
Intuit 5.75% 3/15/17	100,000	107,039
Microsoft
1.85% 2/12/20	500,000	500,611
2.375% 5/1/23	150,000	145,482
3.00% 10/1/20	300,000	312,761
3.50% 11/15/42	150,000	130,074
3.625% 12/15/23	300,000	312,503
3.75% 2/12/45	500,000	451,979
4.20% 6/1/19	200,000	218,669
4.50% 10/1/40	100,000	102,148
4.875% 12/15/43	800,000	859,614
5.20% 6/1/39	200,000	224,512
5.30% 2/8/41	400,000	452,381
Oracle
1.20% 10/15/17	350,000	350,118
2.25% 10/8/19	300,000	301,921
2.375% 1/15/19	200,000	203,076
2.50% 10/15/22	550,000	530,507
2.95% 5/15/25	500,000	481,821
3.875% 7/15/20	100,000	107,503
3.90% 5/15/35	355,000	330,814
4.30% 7/8/34	700,000	691,631
4.375% 5/15/55	500,000	465,859
4.50% 7/8/44	500,000	496,919
5.00% 7/8/19	250,000	277,900

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
5.375% 7/15/40	400,000	$443,352
5.75% 4/15/18	375,000	417,381
6.125% 7/8/39	150,000	181,590
6.50% 4/15/38	200,000	251,345
Symantec
3.95% 6/15/22	150,000	150,670
4.20% 9/15/20	100,000	103,985

		10,355,494

Specialty Retail–0.24%
Advance Auto Parts
4.50% 1/15/22	100,000	105,124
4.50% 12/1/23	100,000	103,404
AutoZone
2.50% 4/15/21	80,000	78,489
2.875% 1/15/23	100,000	95,951
4.00% 11/15/20	75,000	79,770
Bed Bath & Beyond
3.749% 8/1/24	50,000	49,971
4.915% 8/1/34	530,000	518,847
Gap 5.95% 4/12/21	150,000	169,603
Home Depot
2.00% 6/15/19	900,000	902,445
2.25% 9/10/18	143,000	146,401
2.70% 4/1/23	150,000	146,997
3.75% 2/15/24	200,000	208,363
4.20% 4/1/43	150,000	144,551
4.25% 4/1/46	100,000	97,349
4.40% 4/1/21	100,000	110,396
4.875% 2/15/44	96,000	102,931
5.40% 9/15/40	100,000	114,158
5.875% 12/16/36	350,000	422,090
5.95% 4/1/41	100,000	121,991
Lowe’s
1.625% 4/15/17	150,000	151,658
3.12% 4/15/22	100,000	101,277
3.875% 9/15/23	200,000	212,481
4.25% 9/15/44	250,000	242,320
4.625% 4/15/20	150,000	164,299
4.65% 4/15/42	100,000	103,336
5.40% 10/15/16	200,000	211,419
5.80% 10/15/36	200,000	235,393
5.80% 4/15/40	20,000	23,629
6.65% 9/15/37	100,000	127,847
O’Reilly Automotive
3.80% 9/1/22	100,000	102,155
4.875% 1/14/21	45,000	49,350
QVC 4.375% 3/15/23	600,000	590,674
Ross Stores 3.375% 9/15/24	100,000	98,816
Signet UK Finance 4.70% 6/15/24	50,000	50,583
Tiffany 3.80% 10/1/24	155,000	152,660

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
TJX
2.50% 5/15/23	100,000	$95,866
6.95% 4/15/19	55,000	64,457

		6,497,051

Technology Hardware, Storage & Peripherals–0.00%
Apple 4.375% 5/13/45	100,000	98,789

		98,789

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	96,492
3.625% 5/1/43	100,000	91,405
Ralph Lauren 2.125% 9/26/18	50,000	50,523
VF 6.00% 10/15/33	150,000	182,287

		420,707

Thrift & Mortgage Finance–0.02%
People’s United Financial 3.65% 12/6/22	150,000	149,307
Santander Holdings USA 2.65% 4/17/20	300,000	295,261

		444,568

Tobacco–0.27%
Altria Group
2.625% 1/14/20	1,000,000	997,168
2.85% 8/9/22	200,000	192,548
4.00% 1/31/24	89,000	90,541
4.50% 5/2/43	100,000	92,973
4.75% 5/5/21	200,000	217,008
5.375% 1/31/44	63,000	66,884
9.70% 11/10/18	119,000	148,171
9.95% 11/10/38	113,000	182,493
10.20% 2/6/39	97,000	160,204
Philip Morris International
1.875% 1/15/19	500,000	499,460
2.90% 11/15/21	250,000	252,510
3.60% 11/15/23	600,000	609,679
4.125% 3/4/43	150,000	138,941
4.375% 11/15/41	200,000	192,024
4.50% 3/26/20	100,000	109,762
4.50% 3/20/42	100,000	97,662
5.65% 5/16/18	300,000	333,297
6.375% 5/16/38	150,000	184,398
Reynolds (R.J.) Tobacco
2.30% 8/21/17	100,000	100,403
3.50% 8/4/16	45,000	46,022
3.75% 5/20/23	200,000	194,713
8.125% 6/23/19	100,000	118,570
8.125% 5/1/40	100,000	126,599
Reynolds American
2.30% 6/12/18	460,000	463,766

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
Reynolds American (continued)
3.25% 6/12/20	90,000	$91,265
4.00% 6/12/22	490,000	501,273
4.45% 6/12/25	105,000	107,186
4.75% 11/1/42	125,000	113,812
4.85% 9/15/23	225,000	238,130
5.70% 8/15/35	50,000	51,998
5.85% 8/15/45	480,000	505,280
6.15% 9/15/43	125,000	134,707

		7,359,447

Trading Companies & Distributors–0.02%
GATX
2.50% 3/15/19	167,000	165,762
2.60% 3/30/20	100,000	98,781
3.90% 3/30/23	101,000	102,299
5.20% 3/15/44	50,000	50,751
Ingram Micro 4.95% 12/15/24	150,000	153,603
WW Grainger 4.60% 6/15/45	55,000	55,189

		626,385

Wireless Telecommunication Services–0.17%
America Movil
2.375% 9/8/16	400,000	405,548
3.125% 7/16/22	200,000	197,828
4.375% 7/16/42	200,000	186,232
5.00% 3/30/20	200,000	221,640
6.125% 11/15/37	150,000	171,673
6.125% 3/30/40	250,000	290,733
6.375% 3/1/35	25,000	29,267
Rogers Communications
3.00% 3/15/23	125,000	120,269
4.10% 10/1/23	300,000	308,931
4.50% 3/15/43	100,000	92,001
5.00% 3/15/44	100,000	99,263
6.80% 8/15/18	150,000	171,390
7.50% 8/15/38	25,000	32,363
Vodafone Group
1.50% 2/19/18	350,000	344,313
2.50% 9/26/22	300,000	275,624
2.95% 2/19/23	225,000	210,505
4.375% 2/19/43	150,000	129,628
5.45% 6/10/19	200,000	221,136
5.625% 2/27/17	300,000	318,883
6.15% 2/27/37	700,000	749,861
7.875% 2/15/30	100,000	124,358

		4,701,446

Total Corporate Bonds (Cost $664,566,847)		678,017,631

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS–0.84%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	$61,499
7.834% 2/15/41	55,000	76,515
8.084% 2/15/50	800,000	1,194,928
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	258,704
Series S1 6.793% 4/1/30	100,000	125,648
Series S1 6.918% 4/1/40	100,000	130,011
Series S1 7.043% 4/1/50	100,000	137,265
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	107,917
6.65% 3/1/22	200,000	241,712
7.30% 10/1/39	1,100,000	1,556,962
7.60% 11/1/40	80,000	116,974
7.625% 3/1/40	85,000	124,579
7.95% 3/1/36	100,000	121,126
California State Various Purposes
6.20% 10/1/19	100,000	116,619
7.50% 4/1/34	325,000	451,932
7.55% 4/1/39	600,000	867,942
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	60,859
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	90,810
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	115,321
Series B 6.899% 12/1/40	40,000	46,114
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	114,750
Clark County, Nevada Airport Revenue Taxable Build America Bonds 6.881% 7/1/42	50,000	56,055
Series C 6.82% 7/1/45	75,000	102,742
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	122,387
Commonwealth of Massachusetts Taxable Build America Bonds 4.91% 5/1/29	100,000	112,185
Series E 4.20% 12/1/21	100,000	109,443
Commonwealth of Pennsylvania Taxable Buila America Bonds Series B 2nd 5.35% 5/1/30	100,000	110,277
Commonwealth of Pennsylvania Taxable Build America Bonds 5.45% 2/15/30	1,000,000	1,150,460

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	$120,390
Series D 5.09% 10/1/30	200,000	219,738
Dallas Area, Texas Rapid Transit
5.999% 12/1/44	200,000	253,930
Dallas, Texas Independent School District Taxable Build America Bonds
Series C 6.45% 2/15/35 (PSF)	100,000	116,941
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	111,088
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	122,432
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	109,326
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	177,372
Illinois State 5.665% 3/1/18	250,000	268,145
Illinois State Taxable Pension
4.35% 6/1/18	500,000	514,650
4.95% 6/1/23	100,000	101,201
5.10% 6/1/33	800,000	746,360
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	122,178
Los Angeles, California Community College District
6.60% 8/1/42	100,000	136,841
6.75% 8/1/49	100,000	142,198
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	126,820
7.618% 8/1/40	100,000	136,883
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	31,503
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	30,797
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	411,648
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	82,515
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	63,307
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 5.871% 11/15/39	100,000	118,057

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds (continued)
6.668% 11/15/39	130,000	$171,466
Series E 6.814% 11/15/40	500,000	659,110
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	113,573
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	146,073
Taxable 6.637% 4/1/57	150,000	181,903
Taxable 7.055% 4/1/57	100,000	109,998
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL-RE)	225,000	257,438
^Series B 6.23% 2/15/22 (AGM)	200,000	149,332
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds 6.561% 12/15/40	100,000	105,655
Series C 5.754% 12/15/28	100,000	105,170
Series C 6.104% 12/15/28	200,000	209,102
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	474,051
Series F 7.414% 1/1/40	90,000	125,978
New York City, New York
5.517% 10/1/37	85,000	100,889
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	79,487
5.75% 6/15/41	100,000	123,509
5.79% 6/15/41	200,000	219,492
5.952% 6/15/42	100,000	126,400
6.011% 6/15/42	35,000	45,202
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	110,478
Series F-1 6.271% 12/1/37	100,000	127,390
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	239,152
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	79,041
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	115,893
5.60% 3/15/40	100,000	121,739
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	59,162
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	113,748

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL-RE)	250,000	$287,870
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	93,556
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	105,312
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds 5.561% 12/1/49	200,000	234,256
Series B 5.511% 12/1/45	150,000	172,800
Series B 6.105% 12/1/39	100,000	121,492
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	103,853
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	294,235
Series 168th 4.926% 10/1/51	350,000	380,226
Series 174th 4.458% 10/1/62	250,000	246,270
Series 181st 4.96% 8/1/46	156,250	176,169
Port of Seattle, Washington Taxable
Series-B1 7.00% 5/1/36	100,000	114,238
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	182,846
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	67,566
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	263,895
5.985% 2/1/39	50,000	63,137
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	126,515
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	126,417
San Francisco City & County Public Utilities Commission Taxable Build America Bonds 6.00% 11/1/40	100,000	121,891
Series B 6.00% 11/1/40	100,000	120,661
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	124,667
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	230,982
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	124,446

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
University of California Taxable
Series AD 4.858% 5/15/12	250,000	$230,523
Series AQ 4.767% 5/15/15	250,000	227,105
Series J 4.131% 5/15/45	795,000	745,901
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	116,045
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	126,935
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	101,988
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	67,871
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	104,216
Series D 4.554% 7/1/24	60,000	66,536
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35 (ST APPROP)	100,000	114,894
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	62,142
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	60,359
Series F 5.09% 8/1/33	100,000	113,602
Total Municipal Bonds (Cost $20,218,180)		22,637,904

NON-AGENCY ASSET-BACKED SECURITIES–0.55%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	250,000	263,289
AmeriCredit Automobile Receivables Trust Series 2014-3 A3 1.15% 6/10/19	2,000,000	2,001,602
Capital Auto Receivables Asset Trust Series 2013-3 A4 1.68% 4/20/18	1,770,000	1,785,068
Capital One Multi-Asset Execution Trust Series 2014-A5 A5 1.48% 7/15/20	1,000,000	1,005,146
CarMax Auto Owner Trust
Series 2013-2 A4 0.84% 11/15/18	750,000	747,923
Series 2013-3 A4 1.49% 1/15/19	400,000	402,248
CenterPoint Energy Restoration Bond
Series 2009-1 A2 3.46% 8/15/19	389,205	402,076
Chase Issuance Trust
Series 2014-A1 A1 1.15% 1/15/19	1,000,000	1,002,072
Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,127,400
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	971,310
Series 2008-A1 A1 5.35% 2/7/20	500,000	550,173
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,020,872
Discover Card Execution Note Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	821,439

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
Series 2014-A4 A4 2.12% 12/15/21	1,000,000	$1,008,707
Nissan Auto Receivables Owner Trust
Series 2014-B A3 1.11% 5/15/19	1,000,000	1,001,271
Volkswagen Auto Lease Trust
Series 2014-A A4 0.99% 7/20/18	800,000	801,223

Total Non-Agency Asset-Backed Securities (Cost $14,829,088)		14,911,819

ΔREGIONAL BONDS–0.26%
Canada–0.24%
Province of British Columbia
1.20% 4/25/17	200,000	201,698
2.00% 10/23/22	150,000	147,173
6.50% 1/15/26	100,000	131,223
7.25% 9/1/36	100,000	150,160
Province of Manitoba Canada
1.30% 4/3/17	250,000	252,301
2.10% 9/6/22	63,000	61,738
4.90% 12/6/16	300,000	318,035
Province of New Brunswick Canada
2.75% 6/15/18	200,000	208,626
Province of Nova Scotia Canada
5.125% 1/26/17	50,000	53,310
Province of Ontario Canada
1.00% 7/22/16	300,000	301,446
1.10% 10/25/17	500,000	501,015
1.20% 2/14/18	100,000	100,068
1.60% 9/21/16	400,000	404,736
1.65% 9/27/19	100,000	99,703
1.875% 5/21/20	500,000	498,996
2.00% 9/27/18	300,000	305,624
2.45% 6/29/22	150,000	150,368
3.00% 7/16/18	200,000	209,921
3.15% 12/15/17	250,000	262,406
4.00% 10/7/19	200,000	218,723
4.40% 4/14/20	400,000	445,283
Province of Quebec Canada 2.625% 2/13/23	350,000	352,620
3.50% 7/29/20	300,000	321,928
4.625% 5/14/18	200,000	218,855
7.50% 7/15/23	200,000	265,978
7.50% 9/15/29	175,000	253,834
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	136,235

		6,572,003

Italy–0.01%
Region of Lombardy 5.804% 10/25/32 100,000		107,125

		107,125

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Japan–0.01%
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	$109,666
5.00% 5/16/17	200,000	215,018

		324,684

Total Regional Bonds (Cost $6,767,931)		7,003,812

ΔSOVEREIGN BONDS–1.67%
Brazil–0.18%
Brazilian Government International Bonds
4.25% 1/7/25	1,140,000	1,102,095
4.875% 1/22/21	600,000	628,500
5.625% 1/7/41	325,000	312,000
6.00% 1/17/17	500,000	535,000
7.125% 1/20/37	600,000	681,000
8.00% 1/15/18	66,667	72,400
8.25% 1/20/34	150,000	186,750
8.75% 2/4/25	271,000	357,043
8.875% 10/14/19	200,000	249,000
8.875% 4/15/24	100,000	131,750
10.125% 5/15/27	226,000	334,480
11.00% 8/17/40	300,000	303,900

		4,893,918

Canada–0.09%
Canada Government International Bonds
0.875% 2/14/17	500,000	502,000
1.625% 2/27/19	800,000	807,991
Export Development Canada
0.625% 12/15/16	800,000	800,919
0.75% 12/15/17	200,000	199,029

		2,309,939

Chile–0.01%
Chile Government International Bonds
2.25% 10/30/22	100,000	96,750
3.875% 8/5/20	250,000	271,375

		368,125

Colombia–0.12%
Colombia Government International Bonds
2.625% 3/15/23	700,000	642,950
4.00% 2/26/24	250,000	249,375
5.00% 6/15/45	500,000	465,000
6.125% 1/18/41	200,000	218,000
7.375% 3/18/19	700,000	814,100
7.375% 9/18/37	500,000	620,000
8.125% 5/21/24	250,000	321,625

		3,331,050

Israel–0.04%
Israel Government AID Bond
5.50% 4/26/24	200,000	244,382

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Israel (continued)
Israel Government International Bonds
3.15% 6/30/23	200,000	$202,940
4.00% 6/30/22	150,000	161,130
4.50% 1/30/43	200,000	197,000
5.125% 3/26/19	175,000	197,094
5.50% 11/9/16	100,000	106,519

		1,109,065

Italy–0.07%
Italy Government International Bonds
5.25% 9/20/16	400,000	419,749
5.375% 6/12/17	200,000	215,226
5.375% 6/15/33	800,000	896,492
6.875% 9/27/23	350,000	437,491

		1,968,958

Japan–0.10%
Development Bank of Japan
5.125% 2/1/17	200,000	213,377
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	250,451
1.75% 7/31/18	500,000	505,577
1.75% 11/13/18	500,000	503,809
1.75% 5/29/19	200,000	200,997
2.25% 7/13/16	200,000	203,444
2.50% 5/28/25	700,000	687,119
3.375% 7/31/23	200,000	212,602

		2,777,376

Mexico–0.24%
Mexico Government International Bonds
3.50% 1/21/21	120,000	122,700
3.60% 1/30/25	1,400,000	1,383,900
3.625% 3/15/22	868,000	880,586
4.00% 10/2/23	550,000	566,500
4.75% 3/8/44	1,000,000	955,000
5.625% 1/15/17	650,000	694,200
5.75% 10/12/10	800,000	790,000
6.05% 1/11/40	475,000	541,500
6.75% 9/27/34	500,000	630,000

		6,564,386

Panama–0.08%
Panama Government International Bonds
5.20% 1/30/20	1,300,000	1,435,850
6.70% 1/26/36	200,000	248,000
7.125% 1/29/26	100,000	126,750
8.875% 9/30/27	100,000	142,000
9.375% 4/1/29	100,000	148,500

		2,101,100

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Peru–0.05%
Peruvian Government International Bonds
5.625% 11/18/50	100,000	$112,000
6.55% 3/14/37	500,000	625,000
7.125% 3/30/19	225,000	262,350
7.35% 7/21/25	100,000	130,750
8.75% 11/21/33	200,000	303,000

		1,433,100

Philippines–0.14%
Philippine Government International Bonds
5.00% 1/13/37	500,000	580,000
7.75% 1/14/31	1,000,000	1,446,250
8.375% 6/17/19	1,000,000	1,240,000
9.50% 2/2/30	300,000	486,750

		3,753,000

Poland–0.07%
Poland Government International Bonds
3.00% 3/17/23	250,000	246,075
5.00% 3/23/22	500,000	555,550
5.125% 4/21/21	700,000	778,330
6.375% 7/15/19	380,000	440,040

		2,019,995

Republic of Korea–0.02%
Republic of Korea
3.875% 9/11/23	200,000	216,310
5.125% 12/7/16	100,000	106,170
7.125% 4/16/19	200,000	237,920

		560,400

South Africa–0.07%
South Africa Government International Bonds
4.665% 1/17/24	250,000	256,875
5.375% 7/24/44	500,000	499,886
5.875% 5/30/22	100,000	111,275
5.875% 9/16/25	200,000	222,169
6.25% 3/8/41	100,000	113,375
6.875% 5/27/19	500,000	571,250

		1,774,830

Sweden–0.04%
Svensk Exportkredit
1.125% 4/5/18	300,000	299,668
1.875% 6/23/20	400,000	399,966
5.125% 3/1/17	250,000	267,951

		967,585

Turkey–0.26%
Turkey Government International Bonds
4.875% 4/16/43	500,000	456,855
5.75% 3/22/24	200,000	217,500
6.00% 1/14/41	1,100,000	1,162,975

	Principal Amount°	Value (U.S. $)

rSOVEREIGN BONDS (continued)
Turkey (continued)
Turkey Government International Bonds (continued)
6.25% 9/26/22	400,000	$445,976
6.625% 2/17/45	800,000	921,000
6.75% 4/3/18	1,800,000	1,989,421
7.375% 2/5/25	1,500,000	1,803,750

		6,997,477

Ukraine–0.03%
Ukraine Government Aid Bonds
1.847% 5/29/20	753,000	757,358

		757,358

Uruguay–0.06%
Uruguay Government International Bonds
5.10% 6/18/50	1,000,000	955,000
7.625% 3/21/36	250,000	334,375
8.00% 11/18/22	200,000	258,000

		1,547,375

Total Sovereign Bonds (Cost $44,506,750)		45,235,037

SUPRANATIONAL BANKS–1.61%
African Development Bank
0.75% 10/18/16	250,000	250,671
0.875% 5/15/17	115,000	115,263
0.875% 3/15/18	250,000	248,671
1.125% 3/15/17	200,000	201,492
1.25% 9/2/16	350,000	353,058
Andina de Fomento
4.375% 6/15/22	250,000	271,105
8.125% 6/4/19	140,000	171,090
Asian Development Bank
0.75% 7/28/17	500,000	499,645
1.125% 3/15/17	500,000	503,729
1.375% 3/23/20	200,000	197,003
1.50% 9/28/18	400,000	403,589
1.75% 9/11/18	500,000	508,619
1.75% 3/21/19	350,000	354,552
1.875% 4/12/19	300,000	305,012
1.875% 2/18/22	600,000	591,926
5.593% 7/16/18	700,000	783,676
Council of Europe Development Bank
1.125% 5/31/18	300,000	299,573
1.25% 9/22/16	200,000	201,700
1.50% 2/22/17	100,000	101,322
1.50% 6/19/17	100,000	101,305
1.75% 11/14/19	400,000	402,637
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	251,707
1.00% 6/15/18	250,000	248,435
1.00% 9/17/18	150,000	148,617

LVIP SSgA Bond Index Fund–51

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Bank for Reconstruction & Development (continued)
1.50% 3/16/20	250,000	$247,930
1.625% 4/10/18	250,000	252,236
1.625% 11/15/18	500,000	504,537
1.875% 2/23/22	400,000	393,210
European Investment Bank
0.50% 8/15/16	1,500,000	1,500,615
0.875% 4/18/17	500,000	501,427
1.00% 3/15/18	1,000,000	998,544
1.00% 6/15/18	1,000,000	995,465
1.125% 12/15/16	1,000,000	1,007,470
1.125% 9/15/17	200,000	201,169
1.625% 6/15/17	1,000,000	1,016,156
1.625% 3/16/20	1,500,000	1,492,026
1.75% 6/17/19	1,500,000	1,513,397
1.875% 3/15/19	500,000	508,169
2.125% 7/15/16	200,000	203,449
2.50% 4/15/21	1,500,000	1,542,717
2.875% 9/15/20	350,000	367,587
3.25% 1/29/24	1,400,000	1,490,955
4.00% 2/16/21	400,000	443,532
4.875% 1/17/17	400,000	426,021
4.875% 2/15/36	700,000	860,342
5.125% 5/30/17	500,000	540,979
FMS Wertmanagement
0.625% 1/30/17	700,000	699,712
1.00% 11/21/17	250,000	250,205
1.625% 11/20/18	500,000	505,035
Inter-American Development Bank
0.625% 9/12/16	1,000,000	1,001,619
0.875% 11/15/16	200,000	200,860
0.875% 3/15/18	500,000	498,317
1.00% 7/14/17	200,000	200,688
1.125% 3/15/17	250,000	251,951
1.25% 1/16/18	900,000	906,926
1.375% 7/15/20	1,250,000	1,231,225
1.75% 8/24/18	500,000	508,521
2.125% 11/9/20	400,000	407,706
3.00% 10/4/23	500,000	529,187
3.00% 2/21/24	400,000	421,783
3.20% 8/7/42	100,000	93,587
3.875% 2/14/20	200,000	219,768
3.875% 10/28/41	100,000	107,093
4.375% 1/24/44	56,000	65,047
5.125% 9/13/16	500,000	527,636
International Bank for Reconstruction & Development
0.625% 10/14/16	600,000	600,769
0.875% 4/17/17	624,000	626,216
1.00% 9/15/16	1,250,000	1,257,955
1.125% 7/18/17	150,000	151,360
1.625% 2/10/22	600,000	581,317

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
1.875% 3/15/19	1,000,000	$1,018,758
1.875% 10/7/19	700,000	709,281
2.125% 11/1/20	1,000,000	1,021,112
2.125% 2/13/23	100,000	101,081
2.50% 11/25/24	900,000	902,839
4.75% 2/15/35	50,000	60,129
7.625% 1/19/23	100,000	137,126
International Finance
0.625% 11/15/16	200,000	199,947
0.625% 12/21/17	200,000	198,281
0.875% 6/15/18	1,000,000	993,973
1.00% 4/24/17	250,000	250,845
1.125% 11/23/16	300,000	301,703
1.75% 9/16/19	400,000	401,254
2.125% 11/17/17	200,000	205,629
Nordic Investment Bank
1.00% 3/7/17	350,000	351,942
2.25% 9/30/21	200,000	202,554
North American Development Bank
4.375% 2/11/20	100,000	109,177

Total Supranational Banks (Cost $43,010,338)		43,532,444

U.S. TREASURY OBLIGATIONS–35.89%
U.S. Treasury Bonds
2.50% 2/15/45	6,000,000	5,281,740
2.75% 8/15/42	2,600,000	2,419,422
2.75% 11/15/42	3,500,000	3,256,641
2.875% 5/15/43	13,500,000	12,867,187
3.00% 5/15/42	2,850,000	2,792,779
3.125% 11/15/41	4,000,000	4,027,812
3.125% 2/15/42	3,050,000	3,066,680
3.125% 2/15/43	9,000,000	9,014,058
3.125% 8/15/44	21,000,000	21,037,737
3.50% 2/15/39	2,650,000	2,857,445
3.625% 8/15/43	5,000,000	5,501,560
3.625% 2/15/44	3,000,000	3,298,827
3.75% 8/15/41	3,850,000	4,323,731
3.875% 8/15/40	3,750,000	4,283,205
4.25% 11/15/40	4,000,000	4,841,248
4.375% 5/15/40	2,500,000	3,078,710
4.375% 5/15/41	2,750,000	3,399,259
4.50% 5/15/38	950,000	1,187,946
4.50% 8/15/39	3,350,000	4,194,043
4.625% 2/15/40	4,100,000	5,229,103
4.75% 2/15/41	3,750,000	4,885,253
5.00% 5/15/37	3,000,000	4,021,173
5.25% 11/15/28	500,000	651,875
5.25% 2/15/29	1,200,000	1,566,281
5.375% 2/15/31	500,000	672,305

LVIP SSgA Bond Index Fund–52

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
5.50% 8/15/28	500,000	$665,039
6.00% 2/15/26	750,000	1,007,461
6.125% 11/15/27	800,000	1,109,813
6.125% 8/15/29	300,000	424,594
6.625% 2/15/27	750,000	1,068,750
6.75% 8/15/26	500,000	713,437
6.875% 8/15/25	1,000,000	1,415,391
U.S. Treasury Notes
0.50% 8/31/16	35,000,000	35,051,940
0.50% 7/31/17	9,000,000	8,969,058
0.625% 7/15/16	14,000,000	14,039,368
0.625% 8/15/16	9,000,000	9,026,019
0.625% 10/15/16	9,000,000	9,024,606
0.625% 5/31/17	4,350,000	4,349,661
0.625% 8/31/17	19,600,000	19,567,836
0.625% 9/30/17	15,500,000	15,455,189
0.625% 11/30/17	2,250,000	2,240,507
0.625% 4/30/18	4,000,000	3,964,376
0.75% 10/31/17	15,000,000	14,988,285
0.75% 12/31/17	4,000,000	3,991,876
0.75% 2/28/18	9,500,000	9,462,893
0.75% 3/31/18	20,000,000	19,900,000
0.875% 9/15/16	4,000,000	4,023,436
0.875% 11/30/16	5,000,000	5,029,690
0.875% 12/31/16	12,200,000	12,272,444
0.875% 1/31/17	5,000,000	5,028,125
0.875% 2/28/17	6,200,000	6,233,908
0.875% 4/30/17	6,000,000	6,030,936
0.875% 1/31/18	32,500,000	32,510,140
0.875% 7/31/19	6,000,000	5,876,250
1.00% 8/31/16	4,000,000	4,029,064
1.00% 9/30/16	9,000,000	9,068,904
1.00% 10/31/16	5,250,000	5,290,194
1.00% 5/31/18	2,300,000	2,300,899
1.00% 11/30/19	28,500,000	27,878,785
1.125% 5/31/19	2,000,000	1,983,906
1.125% 4/30/20	17,000,000	16,610,853
1.25% 11/30/18	3,000,000	3,007,734
1.25% 1/31/19	3,750,000	3,751,466
1.375% 6/30/18	3,000,000	3,032,814
1.375% 7/31/18	35,000,000	35,352,730
1.375% 9/30/18	2,000,000	2,016,718
1.375% 11/30/18	3,000,000	3,023,436
1.375% 12/31/18	3,500,000	3,520,233
1.375% 1/31/20	23,000,000	22,822,118
1.50% 7/31/16	5,000,000	5,061,330
1.50% 8/31/18	6,000,000	6,078,750
1.50% 12/31/18	18,300,000	18,481,573
1.625% 6/30/19	16,000,000	16,152,496
1.625% 8/31/19	11,000,000	11,089,375
1.625% 11/15/22	16,750,000	16,192,543

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.75% 10/31/18	2,000,000	$2,040,312
1.75% 5/15/22	9,000,000	8,827,029
1.75% 5/15/23	25,000,000	24,183,600
1.875% 8/31/17	3,000,000	3,075,468
1.875% 9/30/17	2,000,000	2,050,782
1.875% 10/31/17	2,000,000	2,050,938
1.875% 5/31/22	13,000,000	12,856,779
2.00% 9/30/20	14,000,000	14,204,526
2.00% 8/31/21	5,000,000	5,016,795
2.00% 11/15/21	4,700,000	4,708,813
2.00% 2/15/22	8,000,000	7,999,376
2.00% 2/15/23	14,150,000	13,996,345
2.00% 2/15/25	5,000,000	4,858,205
2.125% 8/31/20	19,000,000	19,406,714
2.125% 8/15/21	7,500,000	7,584,960
2.25% 11/30/17	3,750,000	3,880,957
2.25% 7/31/18	3,000,000	3,109,923
2.25% 3/31/21	10,500,000	10,727,231
2.375% 7/31/17	2,000,000	2,069,688
2.375% 5/31/18	4,000,000	4,161,248
2.375% 6/30/18	3,000,000	3,120,468
2.375% 8/15/24	25,000,000	25,136,725
2.50% 6/30/17	1,900,000	1,970,359
2.50% 8/15/23	18,250,000	18,644,948
2.625% 1/31/18	2,000,000	2,090,312
2.625% 4/30/18	3,000,000	3,141,093
2.625% 8/15/20	6,000,000	6,274,686
2.625% 11/15/20	6,500,000	6,789,451
2.75% 11/30/16	2,500,000	2,580,470
2.75% 5/31/17	3,000,000	3,122,343
2.75% 12/31/17	2,000,000	2,095,468
2.75% 2/28/18	2,500,000	2,622,070
2.75% 2/15/19	5,000,000	5,266,015
2.75% 2/15/24	24,000,000	24,918,744
2.875% 3/31/18	3,000,000	3,158,202
3.00% 8/31/16	2,000,000	2,061,094
3.00% 9/30/16	2,000,000	2,064,844
3.00% 2/28/17	2,000,000	2,081,562
3.125% 10/31/16	2,500,000	2,589,453
3.125% 1/31/17	3,500,000	3,644,102
3.125% 5/15/19	4,000,000	4,268,752
3.125% 5/15/21	3,500,000	3,743,908
3.25% 7/31/16	1,850,000	1,907,235
3.25% 12/31/16	2,500,000	2,603,515
3.25% 3/31/17	2,500,000	2,617,577
3.375% 11/15/19	6,500,000	7,017,972
3.50% 2/15/18	4,100,000	4,377,709
3.50% 5/15/20	4,000,000	4,350,624
3.625% 8/15/19	5,500,000	5,987,696
3.625% 2/15/20	6,000,000	6,553,128
3.625% 2/15/21	9,000,000	9,874,692
3.75% 11/15/18	3,630,000	3,943,087

LVIP SSgA Bond Index Fund–53

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.875% 5/15/18	4,850,000	$5,251,638
4.00% 8/15/18	5,550,000	6,062,942
4.25% 11/15/17	2,500,000	2,703,515
4.50% 5/15/17	1,350,000	1,447,770
4.625% 11/15/16	3,600,000	3,805,877
4.625% 2/15/17	1,700,000	1,812,492
4.75% 8/15/17	2,500,000	2,714,453
4.875% 8/15/16	2,000,000	2,100,468
6.25% 8/15/23	1,600,000	2,088,499
7.125% 2/15/23	1,000,000	1,356,953
7.25% 8/15/22	500,000	674,922
7.50% 11/15/16	800,000	877,406
7.50% 11/15/24	500,000	722,539
7.625% 11/15/22	500,000	692,813
7.625% 2/15/25	500,000	732,539
7.875% 2/15/21	750,000	995,567
8.00% 11/15/21	1,700,000	2,320,633
8.125% 8/15/19	750,000	952,675
8.125% 5/15/21	500,000	674,961
8.125% 8/15/21	700,000	953,258
8.50% 2/15/20	150,000	196,699
8.75% 5/15/17	1,000,000	1,151,484

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.75% 5/15/20	900,000	$1,200,937
8.75% 8/15/20	800,000	1,079,062
8.875% 8/15/17	750,000	879,375
8.875% 2/15/19	750,000	954,317
9.125% 5/15/18	250,000	308,183

Total U.S. Treasury Obligations (Cost $950,716,090)		970,082,939

	Number of Shares

MONEY MARKET FUND–4.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	121,633,216	121,633,216

Total Money Market Fund (Cost $121,633,216)		121,633,216

TOTAL VALUE OF SECURITIES–103.39% (Cost $2,743,576,080)	2,794,904,415
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.39%)	(91,718,899)

NET ASSETS APPLICABLE TO 237,183,423 SHARES OUTSTANDING–100.00%	$2,703,185,516

NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,671,683,171 / 146,619,870 Shares)	$11.401

NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($1,031,502,345 / 90,563,553 Shares)	$11.390

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$2,611,972,384
Undistributed net investment income	36,716,522
Accumulated net realized gain on investments	3,168,275
Net unrealized appreciation of investments	51,328,335

Total net assets	$2,703,185,516

#	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $11,832,228, which represents 0.44% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

«	Includes $107,325,359 payable for securities purchased and $942,378 payable for fund shares redeeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $95,039, which represents 0.00% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Þ	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

LVIP SSgA Bond Index Fund–54

LVIP SSgA Bond Index Fund

Statement of Net Assets (continued)

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 6/30/15	Interest Income
Lincoln National	$519,687	$—	$—	$—	$514,843	$9,890

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2015.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

GS–Goldman Sachs

LB–Lehman Brothers

NATL-RE–Insured by the National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

PSF–Guaranteed by Permanent School Fund

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–55

LVIP SSgA Bond Index Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Interest	$31,609,335
Dividends	6,377

31,615,712

EXPENSES:
Management fees	5,185,204
Distribution fees-Service Class	1,287,866
Accounting and administration expenses	309,145
Pricing fees	84,653
Reports and statements to shareholders	65,381
Professional fees	48,515
Trustees’ fees and expenses	28,640
Custodian fees	18,737
Consulting fees	1,725
Other	13,167

7,043,033
Less management fees waived	(1,522,945)

Total operating expenses	5,520,088

NET INVESTMENT INCOME	26,095,624

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,583,480
Net change in unrealized appreciation (depreciation) of investments	(37,037,114)

NET REALIZED AND UNREALIZED LOSS	(33,453,634)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,358,010)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$26,095,624	$48,535,266
Net realized gain	3,583,480	8,454,742
Net change in unrealized appreciation (depreciation)	(37,037,114)	71,471,383

Net increase (decrease) in net assets resulting from operations	(7,358,010)	128,461,391

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(26,493,853)
Service Class	—	(16,477,052)
Net realized gain:
Standard Class	—	(700,274)
Service Class	—	(500,937)

	—	(44,172,116)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	315,922,644	361,918,184
Service Class	67,209,377	89,293,898
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	27,194,127
Service Class	—	16,977,989

	383,132,021	495,384,198

Cost of shares redeemed:
Standard Class	(75,083,405)	(256,065,433)
Service Class	(58,365,494)	(149,914,160)

	(133,448,899)	(405,979,593)

Increase in net assets derived from capital share transactions	249,683,122	89,404,605

NET INCREASE IN NET ASSETS	242,325,112	173,693,880
NET ASSETS:
Beginning of period	2,460,860,404	2,287,166,524

End of period	$2,703,185,516	$2,460,860,404

Undistributed net investment income	$36,716,522	$10,620,898

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund—56

LVIP SSgA Bond Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$11.425	$11.012	$11.571	$11.420	$10.975	$10.555

Income (loss) from investment operations:
Net investment income[2]	0.121	0.248	0.227	0.251	0.299	0.309
Net realized and unrealized gain (loss)	(0.145)	0.385	(0.524)	0.189	0.510	0.322

Total from investment operations	(0.024)	0.633	(0.297)	0.440	0.809	0.631

Less dividends and distributions from:
Net investment income	—	(0.214)	(0.225)	(0.288)	(0.362)	(0.211)
Net realized gain	—	(0.006)	(0.037)	(0.001)	(0.002)	—

Total dividends and distributions	—	(0.220)	(0.262)	(0.289)	(0.364)	(0.211)

Net asset value, end of period	$11.401	$11.425	$11.012	$11.571	$11.420	$10.975

Total return[3]	(0.20% )	5.75%	(2.57% )	3.86%	7.40%	5.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,671,683	$1,434,764	$1,255,800	$721,970	$665,296	$286,221
Ratio of expenses to average net assets	0.33%	0.33%	0.38%	0.38%	0.39%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.45%	0.45%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	2.11%	2.18%	2.00%	2.16%	2.63%	2.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99%	2.06%	1.89%	2.05%	2.53%	2.71%
Portfolio turnover.	39%	63%	55%	70%	79%	129%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–57

LVIP SSgA Bond Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$11.427	$11.015	$11.574	$11.423	$10.979	$10.559

Income (loss) from investment operations:
Net investment income[2]	0.106	0.219	0.199	0.222	0.269	0.281
Net realized and unrealized gain (loss)	(0.143)	0.385	(0.524)	0.189	0.512	0.321

Total from investment operations	(0.037)	0.604	(0.325)	0.411	0.781	0.602

Less dividends and distributions from:
Net investment income.	—	(0.186)	(0.197)	(0.259)	(0.335)	(0.182)
Net realized gain	—	(0.006)	(0.037)	(0.001)	(0.002)	—

Total dividends and distributions	—	(0.192)	(0.234)	(0.260)	(0.337)	(0.182)

Net asset value, end of period	$11.390	$11.427	$11.015	$11.574	$11.423	$10.979

Total return[3]	(0.32% )	5.49%	(2.81% )	3.60%	7.13%	5.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,031,503	$1,026,096	$1,031,366	$1,037,599	$987,782	$980,494
Ratio of expenses to average net assets	0.58%	0.58%	0.63%	0.63%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.70%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	1.86%	1.93%	1.75%	1.91%	2.38%	2.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74%	1.81%	1.64%	1.80%	2.28%	2.46%
Portfolio turnover	39%	63%	55%	70%	79%	129%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–58

LVIP SSgA Bond Index Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA Bond Index Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.

LVIP SSgA Bond Index Fund–59

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.07% of the first $500 million of average daily net assets of the Fund; 0.12% of the next $1.5 billion of average daily net assets of the Fund; and 0.15% in excess of $2 billion of average daily net assets of the Fund. This agreement will continue through at least April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSgA Funds Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$56,706
Legal	15,576

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $49,464 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Broad. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$622,013
Distribution fees payable to LFD	211,581
Printing and mailing fees payble to Lincoln Life	4,319

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six minths ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,037,707,594
Purchases of U.S. government securities	235,249,180
Sales other than U.S. government securities	864,013,509
Sales of U.S. government securities	140,420,637

LVIP SSgA Bond Index Fund–60

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,743,576,080

Aggregate unrealized appreciation	$68,023,339
Aggregate unrealized depreciation	(16,695,004)

Net unrealized appreciation	$51,328,335

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Agency Mortgage-Backed Securities	$—	$756,198,925	$756,198,925
Agency Obligations.	—	83,510,752	83,510,752
Commercial Mortgage-Backed Securities	—	52,139,936	52,139,936
Corporate Bonds	—	678,017,631	678,017,631
Municipal Bonds	—	22,637,904	22,637,904
Non-Agency Asset-Backed Securities	—	14,911,819	14,911,819
Regional Bonds	—	7,003,812	7,003,812
Sovereign Bonds	—	45,235,037	45,235,037
Supranational Banks	—	43,532,444	43,532,444
U.S. Treasury Obligations	—	970,082,939	970,082,939
Money Market Fund	121,633,216	—	121,633,216

Total	$121,633,216	$2,673,271,199	$2,794,904,415

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Bond Index Fund–61

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	27,550,852	31,659,359
Service Class	5,834,000	7,856,929
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,384,689
Service Class	—	1,488,339

	33,384,852	43,389,316

Shares redeemed:
Standard Class	(6,515,405)	(22,502,754)
Service Class	(5,064,985)	(13,187,455)

	(11,580,390)	(35,690,209)

Net increase	21,804,462	7,699,107

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and/or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

LVIP SSgA Bond Index Fund–62

LVIP SSgA Bond Index Fund

Notes to Financial Statements (continued)

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Bond Index Fund–63

LVIP SSgA Funds

LVIP SSgA Developed International 150 Fund

LVIP SSgA Emerging Markets 100 Fund

LVIP SSgA Large Cap 100 Fund

LVIP SSgA Small-Mid Cap 200 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP SSgA Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Funds

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP SSgA Developed International 150 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,072.90	0.38%	$1.95
Service Class Shares	1,000.00	1,071.60	0.63%	3.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.67	0.63%	3.16

LVIP SSgA Emerging Markets 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,030.60	0.45%	$2.27
Service Class Shares	1,000.00	1,029.30	0.70%	3.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.56	0.45%	$2.26
Service Class Shares	1,000.00	1,021.32	0.70%	3.51

LVIP SSgA Large Cap 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,020.20	0.34%	$1.70
Service Class Shares	1,000.00	1,019.00	0.59%	2.95
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
Service Class Shares	1,000.00	1,021.87	0.59%	2.96

LVIP SSgA Funds–1

LVIP SSgA Funds

Disclosure

      OF FUND EXPENSES (continued)

LVIP SSgA Small-Mid Cap 200 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,043.90	0.41%	$2.08
Service Class Shares	1,000.00	1,042.50	0.66%	3.34
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
Service Class Shares	1,000.00	1,021.52	0.66%	3.31

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Funds–2

LVIP SSgA Developed International 150 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets
Common Stock	97.66%
Australia	5.82%
Austria	1.39%
Belgium	2.00%
Canada	1.69%
Denmark	1.89%
Finland	1.82%
France	7.55%
Germany	4.13%
Hong Kong	10.18%
Israel	1.99%
Italy	0.68%
Japan	26.93%
Netherlands	1.83%
Norway	0.66%
Portugal	0.63%
Singapore	3.85%
Spain	3.14%
Sweden	2.57%
Switzerland	3.04%
United Kingdom	15.87%
Right	0.02%
Money Market Fund	1.54%
Total Value of Securities	99.22%
Receivables and Other Assets Net of Liabilities	0.78%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.18%
Air Freight & Logistics	0.82%
Airlines	1.33%
Auto Components	2.76%
Automobiles	3.68%
Banks	7.02%
Beverages	0.72%
Chemicals	0.70%
Construction & Engineering	3.12%
Diversified Financial Services	1.87%
Diversified Telecommunication Services	3.87%
Electric Utilities	3.02%
Electrical Equipment	0.76%
Electronic Equipment, Instruments & Components	1.29%

Sector	Percentage of Net Assets
Food & Staples Retailing	4.55%
Food Products	1.30%
Health Care Providers & Services	0.68%
Hotels, Restaurants & Leisure	0.75%
Household Durables	2.28%
Industrial Conglomerates	2.86%
Insurance	6.17%
IT Services	0.68%
Machinery	2.64%
Marine	1.11%
Media	1.28%
Metals & Mining	8.12%
Multi-Utilities	1.33%
Oil, Gas & Consumable Fuels	5.17%
Paper & Forest Products	0.59%
Pharmaceuticals	4.49%
Real Estate Investment Trusts	2.52%
Real Estate Management & Development	6.04%
Road & Rail	1.34%
Specialty Retail	1.31%
Technology Hardware, Storage & Peripherals	3.80%
Textiles, Apparel & Luxury Goods	0.56%
Tobacco	0.75%
Trading Companies & Distributors	3.90%
Transportation Infrastructure	0.60%
Wireless Telecommunication Services	0.72%
Total	97.68%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
CK Hutchison Holdings	0.96%
Aeon	0.84%
Persimmon	0.81%
Royal Mail	0.81%
ITOCHU	0.77%
Mizuho Financial Group	0.77%
Aisin Seiki	0.77%
Sumitomo Electric Industries	0.76%
New World Development	0.76%
Bank Hapoalim	0.76%
Total	8.01%

LVIP SSgA Funds–3

LVIP SSgA Emerging Markets 100 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets
Common Stock	97.66%
Brazil	6.24%
Chile	1.00%
Greece	0.86%
Hong Kong	34.24%
Hungary	0.98%
India	1.65%
Indonesia	0.84%
Malaysia	2.56%
Mexico	0.96%
Poland	2.52%
Qatar	1.05%
Republic of Korea	12.63%
Russia	2.94%
South Africa	4.74%
Taiwan	16.54%
Thailand	3.83%
Turkey	1.86%
United Arab Emirates	2.22%
Money Market Fund	1.07%
Total Value of Securities	98.73%
Receivables and Other Assets Net of Liabilities	1.27%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Auto Components	1.72%
Automobiles	3.49%
Banks	20.13%
Beverages	0.96%
Capital Markets	1.03%
Chemicals	1.19%
Construction & Engineering	3.47%
Construction Materials	2.73%
Distributors	0.94%
Diversified Consumer Services	1.15%
Diversified Telecommunication Services	1.72%
Electric Utilities	0.84%
Electronic Equipment, Instruments & Components	3.53%

Sector	Percentage of Net Assets
Food & Staples Retailing	3.63%
Food Products	3.55%
Health Care Providers & Services	3.09%
Hotels, Restaurants & Leisure	0.86%
Independent Power & Renewable Electricity Producers	2.25%
Industrial Conglomerates	5.10%
Machinery	0.69%
Metals & Mining	4.48%
Multiline Retail	0.95%
Multi-Utilities	0.87%
Oil, Gas & Consumable Fuels	6.04%
Pharmaceuticals	2.13%
Real Estate Management & Development	6.38%
Semiconductors & Semiconductor Equipment	0.84%
Specialty Retail	0.98%
Technology Hardware, Storage & Peripherals	5.31%
Tobacco	1.00%
Trading Companies & Distributors	1.00%
Transportation Infrastructure	0.96%
Water Utilities	0.88%
Wireless Telecommunication Services	3.77%
Total	97.66%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
China Resources Enterprise	1.59%
Petroleo Brasileiro ADR	1.33%
Bank of Communications	1.19%
Evergrande Real Estate Group	1.19%
PTT Global Chemical NVDR	1.19%
China Railway Group	1.19%
China Merchants Bank	1.18%
Huaneng Power International	1.17%
Longfor Properties	1.17%
China Railway Construction	1.15%
Total	12.35%

LVIP SSgA Funds–4

LVIP SSgA Large Cap 100 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.78%
Aerospace & Defense	0.89%
Auto Components	1.99%
Automobiles	2.71%
Banks	5.33%
Chemicals	3.39%
Commercial Services & Supplies	0.95%
Communications Equipment	3.05%
Consumer Finance	0.88%
Diversified Financial Services	1.05%
Diversified Telecommunication Services	0.83%
Electric Utilities	2.78%
Electrical Equipment	1.96%
Electronic Equipment, Instruments & Components	0.86%
Energy Equipment & Services	0.97%
Food & Staples Retailing	0.85%
Food Products	6.15%
Health Care Equipment & Supplies	3.02%
Health Care Providers & Services	6.65%
Hotels, Restaurants & Leisure	2.03%
Household Durables	1.00%
Household Products	0.93%
Industrial Conglomerates	1.05%
Insurance	9.11%
IT Services	1.84%
Leisure Products	1.11%
Life Sciences Tools & Services	0.93%
Machinery	6.11%
Media	3.12%
Metals & Mining	1.85%
Multiline Retail	1.86%
Multi-Utilities	1.87%
Oil, Gas & Consumable Fuels	5.79%
Paper & Forest Products	0.86%
Pharmaceuticals	2.88%
Real Estate Investment Trusts	0.83%
Road & Rail	0.82%
Semiconductors & Semiconductor Equipment	2.08%
Software	2.93%
Specialty Retail	1.76%
Technology Hardware, Storage & Peripherals	2.73%
Textiles, Apparel & Luxury Goods	0.98%

Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.99%
Short-Term Investment	0.06%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Cigna	1.26%
Universal Health Services Class B	1.19%
Aetna	1.18%
Eastman Chemical	1.17%
LyondellBasell Industries Class A	1.15%
Mondelez International	1.15%
Juniper Networks	1.14%
JPMorgan Chase	1.12%
American International Group	1.11%
Mattel	1.11%
Total	11.58%

LVIP SSgA Funds–5

LVIP SSgA Small-Mid Cap 200 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.71%
Aerospace & Defense	0.63%
Auto Components	0.47%
Banks	2.10%
Biotechnology	1.17%
Building Products	0.48%
Capital Markets	0.84%
Chemicals	0.93%
Commercial Services & Supplies	4.59%
Communications Equipment	2.87%
Diversified Consumer Services	0.92%
Diversified Telecommunication Services	0.47%
Electric Utilities	0.87%
Electrical Equipment	0.29%
Electronic Equipment, Instruments & Components	4.44%
Energy Equipment & Services	3.74%
Food & Staples Retailing	0.47%
Food Products	1.62%
Gas Utilities	0.47%
Health Care Equipment & Supplies	4.99%
Health Care Providers & Services	7.08%
Health Care Technology	1.10%
Hotels, Restaurants & Leisure	0.45%
Household Durables	3.59%
Household Products	0.44%
Insurance	5.57%
Internet Software & Services	1.07%
IT Services	2.00%
Life Sciences Tools & Services	0.51%
Machinery	5.06%
Media	2.85%
Metals & Mining	3.57%
Multi-Utilities	0.91%
Oil, Gas & Consumable Fuels	1.92%
Paper & Forest Products	0.43%
Pharmaceuticals	0.41%
Professional Services	0.47%
Real Estate Investment Trusts	9.33%
Real Estate Management & Development	0.39%
Semiconductors & Semiconductor Equipment	4.46%
Software	1.53%
Specialty Retail	5.42%
Technology Hardware, Storage & Peripherals	0.50%
Textiles, Apparel & Luxury Goods	0.55%
Thrifts & Mortgage Finance	2.13%
Tobacco	0.61%

Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	2.57%
Wireless Telecommunication Services	0.43%
Money Market Fund	1.89%
Short-Term Investment	0.11%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Xencor	0.72%
CARBO Ceramics	0.66%
Cal-Maine Foods	0.66%
Ennis	0.65%
Rex Energy	0.65%
Triple-S Management Class B	0.63%
IXYS	0.63%
National Presto Industries	0.63%
Universal	0.61%
Omnicare	0.61%
Total	6.45%

LVIP SSgA Funds–6

LVIP SSgA Developed International 150 Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.66%
Australia–5.82%
Aurizon Holdings	1,514,576	$5,992,827
Bendigo & Adelaide Bank	570,175	5,391,653
BHP Billiton	237,110	4,946,984
Orica	370,870	6,087,187
Rio Tinto	129,173	5,355,173
Santos	980,964	5,924,315
Sonic Healthcare	356,372	5,873,966
†South32	249,730	337,422
†South32	237,110	327,360
Wesfarmers	169,860	5,113,438
Woolworths	254,800	5,298,374

		50,648,699

Austria–1.39%
OMV	205,642	5,656,106
voestalpine	155,233	6,458,068

		12,114,174

Belgium–2.00%
Ageas	160,898	6,196,153
Groupe Bruxelles Lambert	68,605	5,520,184
Proximus	160,560	5,666,906

		17,383,243

Canada–1.69%
RioCan Real Estate Investment Trust	246,366	5,279,553
Shaw Communications Class B	251,796	5,482,590
Teck Resources Class B	395,863	3,923,138

		14,685,281

Denmark–1.89%
AP Moeller - Maersk Class B	2,462	4,457,640
Carlsberg Class B	69,415	6,299,613
TDC	779,984	5,717,630

		16,474,883

Finland–1.82%
Fortum	265,524	4,716,857
Nokian Renkaat	192,314	6,024,657
UPM-Kymmene	290,920	5,145,305

		15,886,819

France–7.55%
AXA	225,115	5,677,401
Bouygues	143,421	5,360,085
Casino Guichard Perrachon	63,328	4,795,632
Cie Generale des Etablissements Michelin	57,858	6,060,461
Electricite de France	231,431	5,158,366
GDF Suez	280,703	5,205,482
Rexel	301,164	4,853,242
Sanofi	57,184	5,623,421
SCOR	173,252	6,110,038
TOTAL	112,163	5,446,252

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Vinci	96,617	$5,586,169
Vivendi	231,431	5,835,401

		65,711,950

Germany–4.13%
Allianz	32,691	5,089,618
Bayerische Motoren Werke	45,438	4,971,676
Daimler	59,631	5,425,449
†Deutsche Lufthansa	407,382	5,250,589
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	26,584	4,710,620
Siemens	52,980	5,334,586
Volkswagen	22,490	5,202,029

		35,984,567

■Hong Kong–10.18%
Bank of East Asia	1,482,400	6,483,133
†Cheung Kong Property Holdings	573,002	4,753,216
CK Hutchison Holdings	571,502	8,397,730
Hang Lung Properties	2,122,000	6,310,099
Henderson Land Development	913,250	6,250,219
Li & Fung	6,102,000	4,841,358
Link REIT	917,381	5,373,106
MTR	1,215,458	5,660,659
New World Development	5,051,991	6,608,766
Power Assets Holdings	582,000	5,308,383
Sino Land	3,652,512	6,106,840
Sun Hung Kai Properties	376,304	6,097,451
Swire Pacific Class A	424,876	5,341,508
Swire Properties	1,755,873	5,606,453
Wharf Holdings	829,776	5,523,704

		88,662,625

Israel–1.99%
Bank Hapoalim	1,225,018	6,599,609
Bezeq The Israeli Telecommunication	3,130,871	5,334,756
Teva Pharmaceutical Industries	91,187	5,393,436

		17,327,801

Italy–0.68%
Eni	332,311	5,895,876

		5,895,876

Japan–26.93%
Aeon	512,900	7,284,320
Aisin Seiki	157,100	6,690,298
Bridgestone	142,623	5,278,124
Brother Industries	348,700	4,942,339
Canon	163,744	5,330,313
Daiichi Sankyo	348,000	6,440,020
FUJIFILM Holdings	162,537	5,810,492
Hitachi	828,631	5,464,603
Honda Motor	169,700	5,495,067

LVIP SSgA Funds–7

LVIP SSgA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
ITOCHU	508,200	$6,717,013
Japan Airlines	180,600	6,303,433
Japan Tobacco	182,900	6,519,008
JFE Holdings	251,201	5,577,796
JGC	286,000	5,404,872
Kobe Steel	2,991,815	5,037,714
Komatsu	278,300	5,589,203
Konica Minolta	543,700	6,350,722
Marubeni	924,300	5,305,999
Mitsubishi	275,333	6,058,496
Mitsubishi Heavy Industries	1,029,000	6,263,661
Mitsubishi Materials	1,680,000	6,454,144
Mitsubishi Tanabe Pharma	327,700	4,915,232
Mitsubishi UFJ Financial Group	902,632	6,491,218
Mitsui	400,000	5,435,671
Mitsui OSK Lines	1,635,000	5,238,843
Mizuho Financial Group	3,099,500	6,713,810
NEC	1,945,000	5,898,275
Nissan Motor	541,350	5,641,828
Nomura Research Institute	151,100	5,916,045
Otsuka Holdings	185,582	5,921,361
Resona Holdings	1,084,934	5,928,383
Ricoh	516,600	5,362,776
Seiko Epson	293,005	5,199,557
Sekisui House	398,701	6,335,416
Sumitomo Electric Industries	426,300	6,610,194
Sumitomo Metal Mining	371,049	5,651,870
Sumitomo Mitsui Financial Group	146,100	6,519,208
Toyota Motor	79,082	5,302,515
Toyota Tsusho	206,426	5,542,827
Yamada Denki	1,366,600	5,473,549

		234,416,215

Netherlands–1.83%
Boskalis Westminster	116,615	5,705,314
Delta Lloyd	310,820	5,100,642
Royal Dutch Shell Class B	179,367	5,092,189

		15,898,145

Norway–0.66%
Statoil	320,017	5,717,504

		5,717,504

Portugal–0.63%
EDP - Energias de Portugal	1,458,882	5,536,023

		5,536,023

Singapore–3.85%
Ascendas Real Estate Investment Trust	3,061,100	5,591,881
CapitaLand Mall Trust	3,580,700	5,716,782
Hutchison Port Holdings Trust	8,281,600	5,217,408
Keppel	873,200	5,330,044
Singapore Press Holdings	1,880,600	5,697,730

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	2,464,900	$6,003,693

		33,557,538

Spain–3.14%
ACS Actividades de Construccion y Servicios	160,113	5,148,827
Banco Santander	773,676	5,400,966
Endesa	291,483	5,575,934
Repsol	299,386	5,254,999
Telefonica	417,894	5,937,955

		27,318,681

Sweden–2.57%
Investment Kinnevik Class B	171,058	5,406,511
Investor Class B	143,363	5,340,251
Svenska Cellulosa Class B	251,703	6,398,316
TeliaSonera	887,693	5,224,903

		22,369,981

Switzerland–3.04%
Baloise Holding	42,671	5,203,224
Novartis	57,239	5,641,859
Swiss Life Holding	22,997	5,266,507
Swiss Re	58,888	5,212,303
Zurich Insurance Group	16,853	5,130,350

		26,454,243

United Kingdom–15.87%
Anglo American	357,114	5,153,353
Antofagasta	539,560	5,844,910
AstraZeneca	82,068	5,181,979
BHP Billiton	249,730	4,900,461
BP	876,286	5,784,343
Centrica	1,536,853	6,369,582
Cobham	1,264,500	5,224,905
Glencore	1,293,473	5,188,144
HSBC Holdings	672,015	6,019,132
J Sainsbury	1,471,928	6,135,185
Kingfisher	1,089,799	5,946,412
Meggitt	693,207	5,079,551
Melrose Industries	1,351,029	5,253,439
Persimmon	228,537	7,091,326
Rio Tinto	133,637	5,488,278
Royal Dutch Shell Class A	2,649	74,351
Royal Mail	877,160	7,090,356
Smiths Group	326,725	5,795,356
Standard Chartered	349,443	5,594,411
Tate & Lyle	651,892	5,320,654
Tesco	1,635,390	5,461,177
Vodafone Group	1,745,139	6,301,999
Weir Group	219,984	5,865,118
William Hill	1,026,873	6,503,294

LVIP SSgA Funds–8

LVIP SSgA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
WM Morrison Supermarkets	1,929,873	$5,481,898

		138,149,614

Total Common Stock (Cost $830,841,407)		850,193,862

	Number of Shares	Value (U.S. $)

RIGHT–0.02%
†Repsol	299,386	$155,148

Total Right (Cost $161,278)		155,148

MONEY MARKET FUND–1.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	13,468,476	13,468,476

Total Money Market Fund (Cost $13,468,476)		13,468,476

TOTAL VALUE OF SECURITIES–99.22% (Cost $844,471,161)	863,817,486
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.78%	6,761,487

NET ASSETS APPLICABLE TO 89,409,004 SHARES OUTSTANDING–100.00%	$870,578,973

NET ASSET VALUE PER SHARE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($710,112,442 / 72,917,601 Shares)	$9.739

NET ASSET VALUE PER SHARE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($160,466,531 / 16,491,403 Shares)	$9.730

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$750,109,195
Undistributed net investment income	16,595,769
Accumulated net realized gain on investments	85,122,545
Net unrealized appreciation of investments and derivatives	18,751,464

Total net assets	$870,578,973

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,072,613 cash pledged as collateral for futures contracts and $132,601 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
215 E-mini MSCI EAFE Index	$20,133,438	$19,715,500	9/21/15	$(417,938)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–9

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.66%
Brazil–6.24%
Banco do Brasil	995,726	$7,732,085
BR Malls Participacoes	1,343,300	6,349,360
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,235,643	6,400,631
Kroton Educacional	2,171,200	8,293,844
†Petroleo Brasileiro ADR	1,176,187	9,597,686
Tim Participacoes	2,052,200	6,737,287

		45,110,893

Chile–1.00%
Cencosud	3,018,241	7,262,381

		7,262,381

Greece–0.86%
=OPAP	778,678	6,207,832

		6,207,832

■Hong Kong–34.24%
Agricultural Bank of China	14,235,000	7,657,965
Bank of China	12,247,100	7,963,127
Bank of Communications	8,291,000	8,642,475
Belle International Holdings	6,181,000	7,120,821
†China CITIC Bank	9,399,000	7,493,591
China Communications Construction	5,452,000	8,158,939
China Construction Bank	8,370,000	7,645,019
China Merchants Bank	2,932,000	8,548,546
China Minsheng Banking	5,900,000	7,733,313
China Mobile	529,000	6,773,389
China National Building Material	7,162,000	6,772,642
China Railway Construction	5,398,000	8,342,756
China Railway Group	7,942,000	8,575,811
China Resources Enterprise	3,574,000	11,526,950
China Resources Power Holdings	2,786,000	7,781,420
China Telecom	11,050,000	6,486,248
CITIC Pacific	4,074,000	7,305,596
CNOOC	5,076,000	7,203,344
Country Garden Holdings	18,103,733	7,964,204
CSPC Pharmaceutical Group	8,428,000	8,328,622
Dongfeng Motor Group	4,388,000	5,887,349
Evergrande Real Estate Group	14,440,000	8,625,177
Guangzhou Automobile Group	7,550,000	6,993,446
Huaneng Power International	6,082,000	8,474,031
Industrial & Commercial Bank of China	9,587,000	7,618,742
Jiangsu Expressway	5,296,000	6,955,296
Jiangxi Copper	4,006,000	6,687,520
Longfor Properties	5,296,500	8,431,872
Shanghai Pharmaceuticals Holding	2,824,100	7,869,618
Shimao Property Holdings	3,376,500	6,664,661
Sinopharm Group	1,801,600	8,006,956
Sun Art Retail Group	8,311,000	7,483,910

		247,723,356

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Hungary–0.98%
Richter Gedeon	472,642	$7,097,981

		7,097,981

India–1.65%
Cairn India	1,960,249	5,599,328
Sesa Sterlite	2,303,247	6,310,916

		11,910,244

Indonesia–0.84%
Indofood Sukses Makmur	12,294,500	6,063,104

		6,063,104

Malaysia–2.56%
AMMB Holdings	3,978,800	6,354,698
IOI	5,507,500	5,922,514
YTL	15,261,100	6,265,317

		18,542,529

Mexico–0.96%
Coca-Cola Femsa	874,700	6,951,162

		6,951,162

Poland–2.52%
KGHM Polska Miedz	218,256	6,183,161
Orange Polska	2,747,938	5,961,945
PGE	1,242,449	6,091,586

		18,236,692

Qatar–1.05%
Industries Qatar	191,833	7,586,393

		7,586,393

Republic of Korea–12.63%
Daewoo Shipbuilding & Marine Engineering	422,860	5,023,301
DGB Financial Group	627,729	6,559,928
Hyundai Mobis	31,307	5,928,138
Hyundai Motor	45,664	5,546,945
Industrial Bank of Korea	573,170	7,397,625
Kia Motors	169,244	6,847,822
KT&G	85,282	7,228,773
LG	124,117	6,851,107
Lotte Shopping	32,798	6,869,596
POSCO	30,092	6,020,604
Samsung Electronics	5,359	6,069,375
Shinhan Financial Group	183,210	6,799,253
SK Holdings	45,721	8,085,780
SK Telecom	27,351	6,107,370

		91,335,617

Russia–2.94%
@Gazprom ADR	1,499,915	7,724,562
Lukoil ADR	151,193	6,653,248

LVIP SSgA Funds–10

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
Rosneft GDR	1,672,622	$6,891,203

		21,269,013

South Africa–4.74%
Barloworld	908,240	7,205,706
Imperial Holdings	444,252	6,775,196
Life Healthcare Group Holdings	2,092,044	6,455,025
MTN Group	405,673	7,629,319
Tiger Brands	266,822	6,218,820

		34,284,066

Taiwan–16.54%
Asia Cement	5,521,000	6,521,781
Asustek Computer	675,000	6,564,533
AU Optronics	13,718,000	6,060,089
Cheng Shin Rubber Industry	2,962,000	6,547,286
†Compal Electronics	8,395,000	6,384,754
Far Eastern New Century	6,709,000	7,100,045
Inventec	9,217,000	6,368,586
Lite-On Technology	5,375,956	6,298,249
Mega Financial Holding	8,447,000	7,599,812
Quanta Computer	2,884,000	6,813,554
SinoPac Financial Holdings	16,635,000	7,348,709
Synnex Technology International	4,980,000	7,373,540
Taishin Financial Holding	16,190,000	6,732,953
Taiwan Cement	5,101,000	6,430,109
Teco Electric and Machinery	7,091,000	5,496,277
Wistron	7,868,722	5,959,031
WPG Holdings	5,276,000	6,599,482
Yuanta Financial Holding	13,767,000	7,440,658

		119,639,448

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand–3.83%
Bangkok Bank NVDR	1,256,200	$6,615,491
Charoen Pokphand Foods-Foreign	10,507,078	7,460,647
Krung Thai Bank NVDR	9,981,500	5,049,812
PTT Global Chemical NVDR	4,202,831	8,610,830

		27,736,780

Turkey–1.86%
Eregli Demir ve Celik Fabrikalari	4,477,762	7,250,895
Turkiye Is Bankasi Class C	2,959,911	6,228,718

		13,479,613

United Arab Emirates–2.22%
Aldar Properties	10,995,391	8,142,738
Dubai Islamic Bank	4,266,408	7,945,283

		16,088,021

Total Common Stock (Cost $699,832,353)		706,525,125

MONEY MARKET FUND–1.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	7,735,082	7,735,082

Total Money Market Fund (Cost $7,735,082)		7,735,082

TOTAL VALUE OF SECURITIES–98.73% (Cost $707,567,435)	$714,260,207
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.27%	9,206,517

NET ASSETS APPLICABLE TO 75,600,765 SHARES OUTSTANDING–100.00%	$723,466,724

NET ASSET VALUE PER SHARE–LVIP SSgA EMERGING MARKETS 100 FUND STANDARD CLASS ($539,665,535 / 56,377,567 Shares)	$9.572

NET ASSET VALUE PER SHARE–LVIP SSgA EMERGING MARKETS 100 FUND SERVICE CLASS ($183,801,189 / 19,223,198 Shares)	$9.561

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$755,247,457
Undistributed net investment income	15,405,454
Accumulated net realized loss on investments	(53,844,610)
Net unrealized appreciation of investments and derivatives	6,658,423

Total net assets	$723,466,724

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $778,948 cash pledged as collateral for futures contracts and $97,867 payable for fund shares redeemed as of June 30, 2015.

LVIP SSgA Funds–11

LVIP SSgA Emerging Markets 100 Fund

Statement of Net Assets (continued)

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $7,724,562, which represents 1.07% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $6,207,832, which represents 0.86% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
333 E-mini MSCI Emerging Markets Index	$16,004,854	$15,974,010	9/21/15	$(30,844)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–12

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.78%
Aerospace & Defense–0.89%
L-3 Communications Holdings	92,522	$10,490,144

		10,490,144

Auto Components–1.99%
Johnson Controls	234,282	11,603,987
Lear	106,399	11,944,352

		23,548,339

Automobiles–2.71%
Ford Motor	719,746	10,803,387
General Motors	308,495	10,282,138
Harley-Davidson	193,055	10,878,649

		31,964,174

Banks–5.33%
BB&T	298,077	12,015,484
CIT Group	261,435	12,154,113
Fifth Third Bancorp	606,510	12,627,538
JPMorgan Chase	194,419	13,173,831
Regions Financial	1,243,594	12,883,634

		62,854,600

Chemicals–3.39%
Dow Chemical	247,115	12,644,875
Eastman Chemical	168,240	13,765,397
LyondellBasell Industries Class A	131,191	13,580,892

		39,991,164

Commercial Services & Supplies–0.95%
Republic Services	285,914	11,199,251

		11,199,251

Communications Equipment–3.05%
Cisco Systems	427,425	11,737,091
Juniper Networks	518,829	13,473,989
QUALCOMM	172,441	10,799,980

		36,011,060

Consumer Finance–0.88%
Navient	571,515	10,407,288

		10,407,288

Diversified Financial Services–1.05%
Voya Financial	266,699	12,393,503

		12,393,503

Diversified Telecommunication Services–0.83%
CenturyLink	333,434	9,796,291

		9,796,291

Electric Utilities–2.78%
Duke Energy	155,747	10,998,853
Entergy	150,605	10,617,653

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Exelon	356,077	$11,187,939

		32,804,445

Electrical Equipment–1.96%
Eaton	173,717	11,724,160
Emerson Electric	205,110	11,369,247

		23,093,407

Electronic Equipment, Instruments & Components–0.86%
Corning	512,778	10,117,110

		10,117,110

Energy Equipment & Services–0.97%
National Oilwell Varco	236,547	11,420,489

		11,420,489

Food & Staples Retailing–0.85%
Wal-Mart Stores	140,726	9,981,695

		9,981,695

Food Products–6.15%
Archer-Daniels-Midland	250,092	12,059,436
Bunge	147,521	12,952,344
Kellogg	182,909	11,468,394
Kraft Foods Group	136,533	11,624,420
Mondelez International	329,989	13,575,747
Smucker (J.M.)	100,694	10,916,237

		72,596,578

Health Care Equipment & Supplies–3.02%
Baxter International	169,438	11,848,799
St. Jude Medical	177,370	12,960,426
Zimmer Biomet Holdings	99,672	10,887,173

		35,696,398

Health Care Providers & Services–6.65%
Aetna	109,267	13,927,172
Anthem	75,771	12,437,052
Cigna	91,687	14,853,294
Quest Diagnostics	152,626	11,068,438
UnitedHealth Group	99,605	12,151,810
Universal Health Services Class B	98,690	14,023,849

		78,461,615

Hotels, Restaurants & Leisure–2.03%
Carnival	260,696	12,875,775
Las Vegas Sands	210,728	11,077,971

		23,953,746

Household Durables–1.00%
Horton (D.R.)	431,748	11,812,625

		11,812,625

LVIP SSgA Funds–13

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.93%
Procter & Gamble	140,936	$11,026,833

		11,026,833

Industrial Conglomerates–1.05%
General Electric	466,898	12,405,480

		12,405,480

Insurance–9.11%
ACE	103,603	10,534,353
Aflac	182,422	11,346,648
American International Group	212,756	13,152,576
Cincinnati Financial	217,542	10,916,258
Everest Re Group	66,072	12,025,765
MetLife	228,890	12,815,551
Principal Financial Group	227,954	11,691,761
Prudential Financial	144,609	12,656,180
Unum Group	347,161	12,411,006

		107,550,098

IT Services–1.84%
Western Union	597,122	12,139,490
Xerox	895,307	9,526,066

		21,665,556

Leisure Products–1.11%
Mattel	508,802	13,071,123

		13,071,123

Life Sciences Tools & Services–0.93%
Agilent Technologies	283,118	10,922,692

		10,922,692

Machinery–6.11%
Caterpillar	144,927	12,292,708
Cummins	84,714	11,113,630
Deere	130,945	12,708,212
Dover	166,663	11,696,409
Parker-Hannifin	98,172	11,420,349
Stanley Black & Decker	122,030	12,842,437

		72,073,745

Media–3.12%
Comcast Class A	207,062	12,452,709
†Gannett	159,777	2,235,280
TEGNA	319,554	10,248,097
Time Warner	136,030	11,890,382

		36,826,468

Metals & Mining–1.85%
Freeport-McMoRan	590,929	11,003,098
Nucor	244,577	10,778,508

		21,781,606

Multiline Retail–1.86%
Kohl’s	153,690	9,622,531

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	182,181	$12,291,752

		21,914,283

Multi-Utilities–1.87%
CenterPoint Energy	564,297	10,738,572
Consolidated Edison	196,002	11,344,596

		22,083,168

Oil, Gas & Consumable Fuels–5.79%
Chevron	109,518	10,565,201
ConocoPhillips	182,244	11,191,604
Exxon Mobil	136,658	11,369,946
Marathon Oil	439,038	11,652,069
Occidental Petroleum	157,083	12,216,345
Valero Energy	181,800	11,380,680

		68,375,845

Paper & Forest Products–0.86%
International Paper	212,583	10,116,825

		10,116,825

Pharmaceuticals–2.88%
Johnson & Johnson	115,073	11,215,015
Merck	201,100	11,448,623
Pfizer	337,335	11,310,843

		33,974,481

Real Estate Investment Trusts–0.83%
Annaly Capital Management	1,064,895	9,786,385

		9,786,385

Road & Rail–0.82%
Norfolk Southern	110,873	9,685,865

		9,685,865

Semiconductors & Semiconductor Equipment–2.08%
Intel	384,943	11,708,041
Xilinx	289,535	12,785,866

		24,493,907

Software–2.93%
CA	362,039	10,604,122
Microsoft	280,958	12,404,296
Symantec	497,420	11,565,015

		34,573,433

Specialty Retail–1.76%
Best Buy	300,101	9,786,294
Staples	719,251	11,011,733

		20,798,027

Technology Hardware, Storage & Peripherals–2.73%
EMC	446,466	11,782,238
Hewlett-Packard	359,996	10,803,480

LVIP SSgA Funds–14

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital	123,073	$9,651,385

		32,237,103

Textiles, Apparel & Luxury Goods–0.98%
Ralph Lauren	87,697	11,607,575

		11,607,575

Total Common Stock (Cost $1,032,068,341)		1,165,564,420

MONEY MARKET FUND–0.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	11,627,971	11,627,971

Total Money Market Fund (Cost $11,627,971)		11,627,971

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.06%
≠U.S. Treasury Obligations–0.06%
U.S. Treasury Bill
¥ 0.005% 7/9/15	750,000	$750,003

Total Short-Term Investment (Cost $749,999)		750,003

TOTAL VALUE OF SECURITIES–99.83% (Cost $1,044,446,311)	1,177,942,394
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	2,034,315

NET ASSETS APPLICABLE TO 72,532,362 SHARES OUTSTANDING–100.00%	$1,179,976,709

NET ASSET VALUE PER SHARE–LVIP SSgA LARGE CAP 100 FUND STANDARD CLASS ($850,416,654 / 52,247,433 Shares)	$16.277

NET ASSET VALUE PER SHARE–LVIP SSgA LARGE CAP 100 FUND SERVICE CLASS ($329,560,055 / 20,284,929 Shares)	$16.247

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$780,469,661
Undistributed net investment income	14,373,963
Accumulated net realized gain on investments	251,840,880
Net unrealized appreciation of investments and derivatives	133,292,205

Total net assets	$1,179,976,709

†	Non-income producing for the period.

«	Includes $110,835 payable for fund shares redeemed as of June 30, 2015.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

LVIP SSgA Funds–15

LVIP SSgA Large Cap 100 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
143 E-mini S&P 500 Index	$14,892,838	$14,688,960	9/21/15	$(203,878)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Notes 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–16

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.71%
Aerospace & Defense–0.63%
National Presto Industries	17,553	$1,409,857

		1,409,857

Auto Components–0.47%
Superior Industries International	57,150	1,046,417

		1,046,417

Banks–2.10%
First Niagara Financial Group	123,671	1,167,454
Hancock Holding	37,500	1,196,625
Trustmark	46,000	1,149,080
Valley National Bancorp	116,500	1,201,115

		4,714,274

Biotechnology–1.17%
PDL BioPharma	155,800	1,001,794
†Xencor	73,300	1,610,401

		2,612,195

Building Products–0.48%
Universal Forest Products	20,500	1,066,615

		1,066,615

Capital Markets–0.84%
Arlington Asset Investment Class A	43,383	848,571
Calamos Asset Management Class A	84,800	1,038,800

		1,887,371

Chemicals–0.93%
Huntsman	50,900	1,123,363
Kronos Worldwide	87,300	956,808

		2,080,171

Commercial Services & Supplies–4.59%
Brady Class A	39,278	971,738
Civeo	421,900	1,295,233
Ennis	78,483	1,458,999
Essendant	27,664	1,085,812
Kimball International Class B	108,200	1,315,712
McGrath RentCorp	33,564	1,021,352
Quad Graphics	48,276	893,589
Tetra Tech	45,400	1,164,056
Viad	40,000	1,084,400

		10,290,891

Communications Equipment–2.87%
ADTRAN	59,300	963,625
Black Box	52,413	1,048,260
Brocade Communications Systems	94,500	1,122,660
Comtech Telecommunications	38,310	1,112,905
Harris	14,900	1,145,959
†NETGEAR	34,160	1,025,483

		6,418,892

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–0.92%
DeVry Education Group	32,800	$983,344
Graham Holdings	1,000	1,075,050

		2,058,394

Diversified Telecommunication Services–0.47%
†Iridium Communications	116,350	1,057,621

		1,057,621

Electric Utilities–0.87%
Empire District Electric	44,185	963,233
Westar Energy	29,007	992,620

		1,955,853

Electrical Equipment–0.29%
Global Power Equipment Group	82,754	642,171

		642,171

Electronic Equipment, Instruments & Components–4.44%
Avnet	25,023	1,028,696
AVX	77,729	1,046,232
CTS	62,200	1,198,594
Daktronics	102,100	1,210,906
Dolby Laboratories Class A	28,900	1,146,752
†Fabrinet	59,467	1,113,817
†Kimball Electronics	81,200	1,184,708
SYNNEX	14,330	1,048,813
Vishay Intertechnology	82,525	963,892

		9,942,410

Energy Equipment & Services–3.74%
Atwood Oceanics	38,500	1,017,940
CARBO Ceramics	35,700	1,486,191
Diamond Offshore Drilling	41,118	1,061,256
†Hornbeck Offshore Services	55,300	1,135,309
Nabors Industries	80,800	1,165,944
Rowan	60,500	1,277,155
Tidewater	54,203	1,232,034

		8,375,829

Food & Staples Retailing–0.47%
Andersons	27,000	1,053,000

		1,053,000

Food Products–1.62%
Cal-Maine Foods	28,200	1,472,040
Fresh Del Monte Produce	28,561	1,104,168
Sanderson Farms	14,000	1,052,240

		3,628,448

Gas Utilities–0.47%
AGL Resources	22,600	1,052,256

		1,052,256

Health Care Equipment & Supplies–4.99%
Analogic	12,112	955,637

LVIP SSgA Funds–17

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
CONMED	22,194	$1,293,244
CryoLife	109,874	1,239,379
DENTSPLY International	21,679	1,117,552
†Greatbatch	19,600	1,056,832
†Halyard Health	22,600	915,300
Hill-Rom Holdings	22,910	1,244,700
Meridian Bioscience	57,600	1,073,664
STERIS	16,061	1,034,971
Teleflex	9,150	1,239,367

		11,170,646

Health Care Providers & Services–7.08%
Aceto	49,800	1,226,574
Chemed	9,019	1,182,391
Ensign Group	24,125	1,231,823
†IPC Healthcare	23,970	1,327,698
Kindred Healthcare	47,148	956,633
†LHC Group	34,936	1,336,302
†Magellan Health	16,121	1,129,598
Omnicare	14,412	1,358,331
Owens & Minor	32,432	1,102,688
Patterson	22,466	1,092,971
Select Medical Holdings	74,738	1,210,756
†Triple-S Management Class B	55,047	1,412,506
U.S. Physical Therapy	23,500	1,286,860

		15,855,131

Health Care Technology–1.10%
Quality Systems	69,700	1,154,929
†Vocera Communications	113,400	1,298,430

		2,453,359

Hotels, Restaurants & Leisure–0.45%
Marcus	52,928	1,015,159

		1,015,159

Household Durables–3.59%
CSS Industries	37,498	1,134,315
Ethan Allen Interiors	42,300	1,114,182
KB Home	72,800	1,208,480
MDC Holdings	39,970	1,197,901
NACCO Industries Class A	20,843	1,266,421
PulteGroup	51,147	1,030,612
Ryland Group	23,455	1,087,608

		8,039,519

Household Products–0.44%
Orchids Paper Products	40,900	984,463

		984,463

Insurance–5.57%
Aspen Insurance Holdings	23,300	1,116,070
Assurant	17,800	1,192,600
Assured Guaranty	42,500	1,019,575

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Axis Capital Holdings	21,300	$1,136,781
Endurance Specialty Holdings	17,440	1,145,808
Old Republic International	74,310	1,161,465
OneBeacon Insurance Group Class A	75,400	1,094,054
PartnerRe	9,600	1,233,600
Safety Insurance Group	18,561	1,071,155
Symetra Financial	47,900	1,157,743
Validus Holdings	26,237	1,154,166

		12,483,017

Internet Software & Services–1.07%
InterActiveCorp	16,600	1,322,356
†Liquidity Services	112,300	1,081,449

		2,403,805

IT Services–2.00%
CSG Systems International	36,712	1,162,302
DST Systems	10,276	1,294,570
Leidos Holdings	26,445	1,067,585
ManTech International Class A	33,077	959,233

		4,483,690

Life Sciences Tools & Services–0.51%
PerkinElmer	21,672	1,140,814

		1,140,814

Machinery–5.06%
AGCO	23,448	1,331,377
American Railcar Industries	22,200	1,079,808
Briggs & Stratton	55,907	1,076,769
Hyster-Yale Materials Handling	15,100	1,046,128
Joy Global	27,756	1,004,767
Kennametal	32,309	1,102,383
Oshkosh	23,100	978,978
SPX	13,000	941,070
Terex	41,700	969,525
Timken	26,700	976,419
Trinity Industries	31,600	835,188

		11,342,412

Media–2.85%
AMC Entertainment Holdings	31,400	963,352
Harte-Hanks	139,720	832,731
†Media General	69,100	1,141,532
Meredith	20,064	1,046,338
Scholastic	28,769	1,269,576
Time	49,000	1,127,490

		6,381,019

Metals & Mining–3.57%
Commercial Metals	71,800	1,154,544
Kaiser Aluminum	14,307	1,188,626
Reliance Steel & Aluminum	18,221	1,102,006
Schnitzer Steel Industries	71,354	1,246,554

LVIP SSgA Funds–18

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
TimkenSteel	42,200	$1,138,978
United States Steel	44,200	911,404
Worthington Industries	42,000	1,262,520

		8,004,632

Multi-Utilities–0.91%
Avista	32,900	1,008,385
SCANA	20,160	1,021,104

		2,029,489

Oil, Gas & Consumable Fuels–1.92%
†Approach Resources	148,400	1,016,540
Denbury Resources	137,132	872,159
Murphy Oil	23,100	960,267
†Rex Energy	260,500	1,456,195

		4,305,161

Paper & Forest Products–0.43%
Domtar	23,500	972,900

		972,900

Pharmaceuticals–0.41%
†Endocyte	175,400	910,326

		910,326

Professional Services–0.47%
CDI	80,256	1,043,328

		1,043,328

Real Estate Investment Trusts–9.33%
AG Mortgage Investment Trust	59,000	1,019,520
American Capital Mortgage Investment	59,500	951,405
Anworth Mortgage Asset	210,528	1,037,903
Apollo Commercial Real Estate Finance	62,361	1,024,591
Apollo Residential Mortgage	68,000	998,920
Ares Commercial Real Estate	98,366	1,120,389
Capstead Mortgage	90,099	1,000,099
Chimera Investment	66,636	913,580
CYS Investments	124,200	960,066
Dynex Capital	131,399	1,001,260
Hatteras Financial	61,200	997,560
MFA Financial	140,168	1,035,842
New Residential Investment	72,491	1,104,763
New York Mortgage Trust	141,590	1,059,093
PennyMac Mortgage Investment Trust	51,413	896,129
Redwood Trust	58,768	922,658
Resource Capital	235,861	912,782
Select Income REIT	44,250	913,320
Starwood Property Trust	44,510	960,081
Two Harbors Investment	101,434	987,967

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Western Asset Mortgage Capital	73,293	$1,082,538

		20,900,466

Real Estate Management & Development–0.39%
Altisource Residential	52,100	877,885

		877,885

Semiconductors & Semiconductor Equipment–4.46%
Brooks Automation	94,440	1,081,338
†First Solar	18,362	862,647
Integrated Silicon Solution	60,800	1,346,112
Intersil Class A	78,700	984,537
IXYS	92,300	1,412,190
Marvell Technology Group	73,350	967,120
MKS Instruments	32,275	1,224,513
Pericom Semiconductor	73,000	959,950
Teradyne	59,300	1,143,897

		9,982,304

Software–1.53%
Ebix	36,832	1,201,091
†EnerNOC	100,500	974,850
Mentor Graphics	47,227	1,248,210

		3,424,151

Specialty Retail–5.42%
Abercrombie & Fitch	50,200	1,079,802
Big 5 Sporting Goods	83,402	1,185,142
†Christopher & Banks	207,600	832,476
Destination Maternity	72,533	845,735
Finish Line Class A	46,000	1,279,720
GameStop Class A	28,322	1,216,713
Group 1 Automotive	13,133	1,192,870
Guess	57,710	1,106,301
Penske Automotive Group	22,200	1,156,842
Rent-A-Center	40,396	1,145,227
Sonic Automotive Class A	45,700	1,089,031

		12,129,859

Technology Hardware, Storage & Peripherals–0.50%
Lexmark International Class A	25,456	1,125,155

		1,125,155

Textiles, Apparel & Luxury Goods–0.55%
Movado Group	45,600	1,238,496

		1,238,496

Thrifts & Mortgage Finance–2.13%
Federal Agricultural Mortgage Class C	39,200	1,139,152
New York Community Bancorp	66,000	1,213,080
Northwest Bancshares	93,800	1,202,516
Oritani Financial	76,200	1,223,010

		4,777,758

LVIP SSgA Funds–19

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–0.61%
Universal	24,012	$1,376,368

		1,376,368

Trading Companies & Distributors–2.57%
Aircastle	49,689	1,126,450
Applied Industrial Technologies	25,200	999,180
†CAI International	44,473	915,699
GATX	18,900	1,004,535
†TAL International Group	26,897	849,945
†Veritiv	23,900	871,394

		5,767,203

Wireless Telecommunication Services–0.43%
Spok Holdings	57,369	966,094

		966,094

Total Common Stock (Cost $211,422,848)		218,877,274

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,246,192	$4,246,192

Total Money Market Fund (Cost $4,246,192)		4,246,192

	Principal Amount°

SHORT-TERM INVESTMENT–0.11%
≠U.S. Treasury Obligations–0.11%
U.S. Treasury Bill
¥ 0.015% 8/27/15	250,000	250,004

Total Short-Term Investment (Cost $250,000)		250,004

TOTAL VALUE OF SECURITIES–99.71% (Cost $215,919,040)	223,373,470
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	639,078

NET ASSETS APPLICABLE TO 14,408,562 SHARES OUTSTANDING–100.00%	$224,012,548

NET ASSET VALUE PER SHARE–LVIP SSgA SMALL-MID CAP 200 FUND STANDARD CLASS ($104,893,339 / 6,740,444 Shares)	$15.562

NET ASSET VALUE PER SHARE–LVIP SSgA SMALL-MID CAP 200 FUND SERVICE CLASS ($119,119,209 / 7,668,118 Shares)	$15.534

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$175,359,678
Undistributed net investment income	3,122,831
Accumulated net realized gain on investments	38,136,894
Net unrealized appreciation of investments and derivatives	7,393,145

Total net assets	$224,012,548

†	Non-income producing for the period.

«	Includes $147,749 payable for fund shares redeemed as of June 30, 2015.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

LVIP SSgA Funds–20

LVIP SSgA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
15 E-mini Russell 2000 Index	$1,890,056	$1,875,600	9/21/15	$(14,456)
19 E-mini S&P MidCap 400 Index	2,893,219	2,846,390	9/21/15	(46,829)

	$4,783,275			$(61,285)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Notes 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–21

LVIP SSgA Funds

Statements of Operations

Six Months Ended June 30, 2015 (unaudited)

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends	$20,637,095	$14,789,049	$17,042,449	$3,744,937
Interest	—	27,223	17	—
Foreign tax withheld	(1,702,755)	(1,332,287)	—	—

	18,934,340	13,483,985	17,042,466	3,744,937

EXPENSES:
Management fees	1,471,739	1,231,213	2,016,150	399,237
Distribution expenses-Service Class	200,234	237,464	421,302	145,671
Accounting and administration expenses	107,137	86,335	157,521	27,861
Custodian fees.	58,468	229,728	8,167	2,614
Professional fees	26,312	28,267	26,358	17,113
Pricing fees	18,654	12,955	358	498
Trustees’ fees and expenses	10,422	7,903	15,604	2,672
Reports and statements to shareholders	6,656	28,203	12,954	22,599
Consulting fees	1,169	1,079	1,347	934
Other	5,935	4,699	8,742	1,559

Total operating expenses	1,906,726	1,867,846	2,668,503	620,758

NET INVESTMENT INCOME	17,027,614	11,616,139	14,373,963	3,124,179

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	32,777,407	(14,121,678)	161,508,495	15,437,379
Foreign currencies	(379,540)	(350,409)	4	—
Foreign currency exchange contracts	173,932	(18,875)	—	—
Futures contracts	954,657	1,964,077	452,528	391,014

Net realized gain (loss)	33,526,456	(12,526,885)	161,961,027	15,828,393

Net change in unrealized appreciation (depreciation) of:
Investments	13,546,869	21,547,517	(148,628,165)	(8,708,240)
Foreign currencies	(14,306)	678,845	—	—
Futures contracts	(241,534)	(337,063)	(419,521)	(201,755)

Net change in unrealized appreciation (depreciation)	13,291,029	21,889,299	(149,047,686)	(8,909,995)

NET REALIZED AND UNREALIZED GAIN	46,817,485	9,362,414	12,913,341	6,918,398

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,845,099	$20,978,553	$27,287,304	$10,042,577

* For LVIP Emerging Markets 100 Fund, amount includes $548,822 capital gains taxes paid.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds—22

LVIP SSgA Funds

Statements of Changes in Net Assets

	LVIP SSgA Developed International 150 Fund		LVIP SSgA Emerging Markets 100 Fund		LVIP SSgA Large Cap 100 Fund		LVIP SSgA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,027,614	$25,712,201	$11,616,139	$22,676,791	$14,373,963	$28,959,842	$3,124,179	$5,862,295
Net realized gain (loss)	33,526,456	88,080,890	(12,526,885)	(7,203,419)	161,961,027	116,716,268	15,828,393	28,853,565
Net change in unrealized appreciation (depreciation)	13,291,029	(109,537,388)	21,889,299	(21,671,363)	(149,047,686)	51,734,481	(8,909,995)	(25,425,084)

Net increase (decrease) in net assets resulting from operations	63,845,099	4,255,703	20,978,553	(6,197,991)	27,287,304	197,410,591	10,042,577	9,290,776

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(24,618,715)	—	(14,892,830)	—	(24,347,725)	—	(3,816,984)
Service Class	—	(4,632,800)	—	(5,156,570)	—	(7,249,733)	—	(3,561,301)
Net realized gain:
Standard Class	—	(14,650,406)	—	—	—	(32,636,433)	—	(4,306,904)
Service Class	—	(2,992,948)	—	—	—	(10,802,421)	—	(4,484,039)

	—	(46,894,869)	—	(20,049,400)	—	(75,036,312)	—	(16,169,228)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	65,882,691	185,309,208	73,306,353	268,066,020	50,563,674	202,997,403	6,798,766	25,646,790
Service Class	15,807,044	23,044,138	12,117,020	29,830,447	23,310,838	39,098,981	11,041,767	14,076,770
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	39,269,121	—	14,892,830	—	56,984,158	—	8,123,888
Service Class	—	7,625,748	—	5,156,570	—	18,052,154	—	8,045,340

	81,689,735	255,248,215	85,423,373	317,945,867	73,874,512	317,132,696	17,840,533	55,892,788

Cost of shares redeemed:
Standard Class	(157,163,224)	(83,522,364)	(41,302,002)	(253,608,915)	(252,209,369)	(133,288,968)	(24,354,574)	(14,118,107)
Service Class	(18,032,789)	(27,503,541)	(18,754,639)	(31,536,451)	(40,146,206)	(78,793,699)	(12,769,181)	(18,542,531)

	(175,196,013)	(111,025,905)	(60,056,641)	(285,145,366)	(292,355,575)	(212,082,667)	(37,123,755)	(32,660,638)

Increase (Decrease) in net assets derived from capital share transactions	(93,506,278)	144,222,310	25,366,732	32,800,501	(218,481,063)	105,050,029	(19,283,222)	23,232,150

NET INCREASE (DECREASE) IN NET ASSETS	(29,661,179)	101,583,144	46,345,285	6,553,110	(191,193,759)	227,424,308	(9,240,645)	16,353,698
NET ASSETS:
Beginning of period	900,240,152	798,657,008	677,121,439	670,568,329	1,371,170,468	1,143,746,160	233,253,193	216,899,495

End of period	$870,578,973	$900,240,152	$723,466,724	$677,121,439	$1,179,976,709	$1,371,170,468	$224,012,548	$233,253,193

Undistributed (distribution in excess of) net investment income	$16,595,769	$(431,845)	$15,405,454	$3,789,315	$14,373,963	$—	$3,122,831	$(1,348)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–23

LVIP SSgA Developed International 150 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$9.077	$9.491	$8.097	$7.314	$8.551	$8.067

Income (loss) from investment operations:
Net investment income[2]	0.185	0.302	0.294	0.275	0.316	0.220
Net realized and unrealized gain (loss)	0.477	(0.209)	1.344	0.714	(1.349)	0.363

Total from investment operations	0.662	0.093	1.638	0.989	(1.033)	0.583

Less dividends and distributions from:
Net investment income	—	(0.318)	(0.244)	(0.206)	(0.204)	(0.099)
Net realized gain	—	(0.189)	—	—	—	—

Total dividends and distributions	—	(0.507)	(0.244)	(0.206)	(0.204)	(0.099)

Net asset value, end of period	$9.739	$9.077	$9.491	$8.097	$7.314	$8.551

Total return[3]	7.29%	0.91%	20.31%	13.64%	(12.13% )	7.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$710,112	$748,475	$643,792	$418,262	$174,904	$99,086
Ratio of expenses to average net assets	0.38%	0.38%	0.41%	0.44%	0.47%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.38%	0.51%	0.83%	0.85%	0.87%	0.93%
Ratio of net investment income to average net assets	3.85%	3.04%	3.37%	3.66%	3.83%	2.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.85%	2.91%	2.95%	3.25%	3.43%	2.26%
Portfolio turnover	48%	53%	58%	53%	60%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–24

LVIP SSgA Developed International 150 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$9.080	$9.494	$8.101	$7.319	$8.554	$8.070

Income (loss) from investment operations:
Net investment income[2]	0.173	0.277	0.271	0.255	0.299	0.193
Net realized and unrealized gain (loss)	0.477	(0.209)	1.344	0.714	(1.351)	0.370

Total from investment operations	0.650	0.068	1.615	0.969	(1.052)	0.563

Less dividends and distributions from:
Net investment income	—	(0.293)	(0.222)	(0.187)	(0.183)	(0.079)
Net realized gain	—	(0.189)	—	—	—	—

Total dividends and distributions	—	(0.482)	(0.222)	(0.187)	(0.183)	(0.079)

Net asset value, end of period	$9.730	$9.080	$9.494	$8.101	$7.319	$8.554

Total return[3]	7.16%	0.65%	20.01%	13.37%	(12.35% )	7.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,467	$151,765	$154,865	$146,696	$141,980	$151,769
Ratio of expenses to average net assets	0.63%	0.63%	0.66%	0.69%	0.72%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.76%	1.08%	1.10%	1.12%	1.18%
Ratio of net investment income to average net assets	3.60%	2.79%	3.12%	3.41%	3.58%	2.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.60%	2.66%	2.70%	3.00%	3.18%	2.01%
Portfolio turnover	48%	53%	58%	53%	60%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–25

LVIP SSgA Emerging Markets 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$9.288	$9.917	$10.447	$10.564	$13.963	$11.042

Income (loss) from investment operations:
Net investment income[2]	0.157	0.322	0.253	0.327	0.397	0.252
Net realized and unrealized gain (loss)	0.127	(0.658)	(0.553)	0.899	(2.406)	2.809

Total from investment operations	0.284	(0.336)	(0.300)	1.226	(2.009)	3.061

Less dividends and distributions from:
Net investment income	—	(0.293)	(0.230)	(0.273)	(0.323)	(0.140)
Net realized gain	—	—	—	(1.070)	(1.067)	—

Total dividends and distributions	—	(0.293)	(0.230)	(1.343)	(1.390)	(0.140)

Net asset value, end of period	$9.572	$9.288	$9.917	$10.447	$10.564	$13.963

Total return[3]	3.06%	(3.37% )	(2.83% )	12.66%	(14.93% )	27.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$539,666	$492,713	$478,730	$280,612	$124,765	$78,907
Ratio of expenses to average net assets	0.45%	0.44%	0.49%	0.51%	0.52%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.45%	0.69%	1.24%	1.25%	1.26%	1.30%
Ratio of net investment income to average net assets	3.27%	3.28%	2.58%	3.05%	3.10%	2.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.27%	3.03%	1.83%	2.31%	2.36%	1.37%
Portfolio turnover	47%	84%	39%	61%	58%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–26

LVIP SSgA Emerging Markets 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$9.289	$9.917	$10.448	$10.564	$13.961	$11.044

Income (loss) from investment operations:
Net investment income[2]	0.145	0.297	0.229	0.303	0.370	0.219
Net realized and unrealized gain (loss)	0.127	(0.657)	(0.554)	0.897	(2.410)	2.808

Total from investment operations	0.272	(0.360)	(0.325)	1.200	(2.040)	3.027

Less dividends and distributions from:
Net investment income	—	(0.268)	(0.206)	(0.246)	(0.290)	(0.110)
Net realized gain	—	—	—	(1.070)	(1.067)	—

Total dividends and distributions	—	(0.268)	(0.206)	(1.316)	(1.357)	(0.110)

Net asset value, end of period	$9.561	$9.289	$9.917	$10.448	$10.564	$13.961

Total return[3]	2.93%	(3.61% )	(3.08% )	12.39%	(15.15% )	27.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$183,801	$184,408	$191,838	$189,969	$165,869	$179,013
Ratio of expenses to average net assets	0.70%	0.69%	0.74%	0.76%	0.77%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.94%	1.49%	1.50%	1.51%	1.55%
Ratio of net investment income to average net assets	3.02%	3.03%	2.33%	2.80%	2.85%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.02%	2.78%	1.58%	2.06%	2.11%	1.12%
Portfolio turnover	47%	84%	39%	61%	58%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–27

LVIP SSgA Large Cap 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/15[1]			Year End
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$15.954	$14.468	$11.492	$10.408	$10.340	$8.774

Income (loss) from investment operations:
Net investment income[2]	0.183	0.365	0.332	0.313	0.252	0.256
Net realized and unrealized gain (loss)	0.140	2.044	3.736	0.954	(0.012)	1.425

Total from investment operations	0.323	2.409	4.068	1.267	0.240	1.681

Less dividends and distributions from:
Net investment income	—	(0.393)	(0.310)	(0.183)	(0.172)	(0.115)
Net realized gain	—	(0.530)	(0.782)	—	—	—

Total dividends and distributions	—	(0.923)	(1.092)	(0.183)	(0.172)	(0.115)

Net asset value, end of period	$16.277	$15.954	$14.468	$11.492	$10.408	$10.340

Total return[3]	2.02%	16.73%	35.85%	12.22%	2.32%	19.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$850,417	$1,031,276	$813,764	$428,018	$232,306	$145,208
Ratio of expenses to average net assets	0.34%	0.34%	0.36%	0.38%	0.39%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.34%	0.41%	0.57%	0.58%	0.59%	0.59%
Ratio of net investment income to average net assets	2.26%	2.37%	2.43%	2.80%	2.39%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.26%	2.30%	2.22%	2.60%	2.19%	2.45%
Portfolio turnover	54%	44%	44%	43%	45%	133%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–28

LVIP SSgA Large Cap 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$15.944	$14.463	$11.492	$10.408	$10.340	$8.775

Income (loss) from investment operations:
Net investment income[2]	0.162	0.325	0.294	0.284	0.227	0.225
Net realized and unrealized gain (loss)	0.141	2.041	3.735	0.956	(0.013)	1.431

Total from investment operations	0.303	2.366	4.029	1.240	0.214	1.656

Less dividends and distributions from:
Net investment income	—	(0.355)	(0.276)	(0.156)	(0.146)	(0.091)
Net realized gain	—	(0.530)	(0.782)	—	—	—

Total dividends and distributions	—	(0.885)	(1.058)	(0.156)	(0.146)	(0.091)

Net asset value, end of period	$16.247	$15.944	$14.463	$11.492	$10.408	$10.340

Total return[3]	1.90%	16.44%	35.50%	11.95%	2.07%	18.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$329,560	$339,894	$329,982	$290,205	$292,682	$306,257
Ratio of expenses to average net assets	0.59%	0.59%	0.61%	0.63%	0.64%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.59%	0.66%	0.82%	0.83%	0.84%	0.84%
Ratio of net investment income to average net assets	2.01%	2.12%	2.18%	2.55%	2.14%	2.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.01%	2.05%	1.97%	2.35%	1.94%	2.20%
Portfolio turnover	54%	44%	44%	43%	45%	133%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–29

LVIP SSgA Small-Mid Cap 200 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$14.908	$15.394	$12.629	$12.366	$12.858	$10.226

Income (loss) from investment operations:
Net investment income[2]	0.214	0.432	0.412	0.500	0.343	0.363
Net realized and unrealized gain (loss)	0.440	0.204	3.884	1.166	(0.627)	2.470

Total from investment operations	0.654	0.636	4.296	1.666	(0.284)	2.833

Less dividends and distributions from:
Net investment income	—	(0.516)	(0.398)	(0.319)	(0.208)	(0.201)
Net realized gain	—	(0.606)	(1.133)	(1.084)	—	—

Total dividends and distributions	—	(1.122)	(1.531)	(1.403)	(0.208)	(0.201)

Net asset value, end of period	$15.562	$14.908	$15.394	$12.629	$12.366	$12.858

Total return[3]	4.39%	4.30%	34.49%	13.83%	(2.21% )	27.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104,894	$117,200	$100,958	$64,409	$37,326	$8,415
Ratio of expenses to average net assets	0.41%	0.41%	0.42%	0.45%	0.48%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.52%	0.76%	0.77%	0.79%	0.81%
Ratio of net investment income to average net assets	2.81%	2.83%	2.80%	3.92%	2.76%	3.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.81%	2.72%	2.46%	3.60%	2.45%	2.86%
Portfolio turnover	54%	56%	55%	64%	55%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–30

LVIP SSgA Small-Mid Cap 200 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$14.901	$15.388	$12.628	$12.366	$12.858	$10.228

Income (loss) from investment operations:
Net investment income[2]	0.195	0.393	0.373	0.469	0.316	0.330
Net realized and unrealized gain (loss)	0.438	0.203	3.881	1.164	(0.631)	2.472

Total from investment operations	0.633	0.596	4.254	1.633	(0.315)	2.802

Less dividends and distributions from:
Net investment income	—	(0.477)	(0.361)	(0.287)	(0.177)	(0.172)
Net realized gain	—	(0.606)	(1.133)	(1.084)	—	—

Total dividends and distributions	—	(1.083)	(1.494)	(1.371)	(0.177)	(0.172)

Net asset value, end of period	$15.534	$14.901	$15.388	$12.628	$12.366	$12.858

Total return[3]	4.25%	4.04%	34.16%	13.55%	(2.45%)	27.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,119	$116,053	$115,941	$97,729	$93,454	$98,695
Ratio of expenses to average net assets	0.66%	0.66%	0.67%	0.70%	0.73%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.77%	1.01%	1.02%	1.04%	1.06%
Ratio of net investment income to average net assets	2.56%	2.58%	2.55%	3.67%	2.51%	2.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.56%	2.47%	2.21%	3.35%	2.20%	2.61%
Portfolio turnover	54%	56%	55%	64%	55%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–31

LVIP SSgA Funds

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund, and LVIP SSgA Small-Mid Cap 200 Fund (each, a Fund, and collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940 and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The investment objective of each Fund is to seek to maximize long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government securities are valued at the mean between the bid and ask prices. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on their federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2015, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not bifurcate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP SSgA Funds–32

LVIP SSgA Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. For the six months ended June 30, 2015, the brokerage commissions for LVIP SSgA Small-Mid Cap 200 Fund was $47. For the six months ended June 30, 2015, there were no brokerage commissions for LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund and LVIP SSgA Large Cap 100 Fund.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to each Fund.

For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million.	0.32%	0.33%	0.30%	0.30%

SSgA Funds Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Adviser an annual fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Administrative	$19,928	$15,794	$29,679	$5,160
Legal	5,474	4,338	8,152	1,417

LVIP SSgA Funds–33

LVIP SSgA Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. For the six months ended June 30, 2015 the Funds reimburse Lincoln Life for the cost of these services, which amounted as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Printing and mailing	$2,826	$24,058	$5,566	$20,043

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Funds had liabilities payable and prepaid expenses to affiliates as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$240,680	$205,944	$312,536	$65,225
Distribution fees payable to LFD	33,860	38,499	69,289	24,798
Printing and mailing fees payable to Lincoln Life	1,112	3,399	504	—
Prepaid printing and mailing fees to Lincoln Life	—	—	—	1,241

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Purchases	$417,491,490	$369,901,281	$707,218,529	$123,819,663
Sales	486,895,990	331,542,974	904,575,168	139,085,501

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Funds were as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Cost of investments	$844,471,162	$707,567,435	$1,044,446,311	$215,919,040

Aggregate unrealized appreciation	$112,314,844	$ 68,357,950	$ 164,621,373	$ 22,231,317
Aggregate unrealized depreciation	(92,968,520)	(61,665,178)	(31,125,290)	(14,776,887)

Net unrealized appreciation	$ 19,346,324	$ 6,692,772	$ 133,496,083	$ 7,454,430

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP SSgA Funds–34

LVIP SSgA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

As of December 31, 2014, the LVIP SSgA Emerging Markets 100 Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Long-Term	Short-Term	Total
$18,559,055	$16,546,926	$35,105,981

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment, in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2015:

LVIP SSgA Developed International 150 Fund

Level 1
Common Stock	$850,193,862
Money Market Fund	13,468,476
Right	155,148

Total	$863,817,486

Futures Contracts	$(417,938)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSgA Funds–35

LVIP SSgA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

LVIP SSgA Emerging Markets 100 Fund

	Level 1	Level 2	Total
Common Stock
Brazil	$45,110,893	$—	$45,110,893
Chile	7,262,381	—	7,262,381
Greece	—	6,207,832	6,207,832
Hong Kong	247,723,356	—	247,723,356
Hungary	7,097,981	—	7,097,981
India	11,910,244	—	11,910,244
Indonesia	6,063,104	—	6,063,104
Malaysia	18,542,529	—	18,542,529
Mexico	6,951,162	—	6,951,162
Poland	18,236,692	—	18,236,692
Qatar	7,586,393	—	7,586,393
Republic of Korea	91,335,617	—	91,335,617
Russia	21,269,013	—	21,269,013
South Africa	34,284,066	—	34,284,066
Taiwan	119,639,448	—	119,639,448
Thailand	20,276,133	7,460,647	27,736,780
Turkey	13,479,613	—	13,479,613
United Arab Emirates	16,088,021	—	16,088,021
Money Market Fund	7,735,082	—	7,735,082

Total	$700,591,728	$13,668,479	$714,260,207

Futures Contracts	$(30,844)	$—	$(30,844)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSgA Large Cap 100 Fund

	Level 1	Level 2	Total
Common Stock	$1,165,564,420	$—	$1,165,564,420
Money Market Fund	11,627,971	—	11,627,971
Short-Term Investments	—	750,003	750,003

Total	$1,177,192,391	$750,003	$1,177,942,394

Futures Contracts	$(203,878)	$—	$(203,878)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSgA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total
Common Stock	$218,877,274	$—	$218,877,274
Money Market Fund	4,246,192	—	4,246,192
Short-Term Investments	—	250,004	250,004

Total	$223,123,466	$250,004	$223,373,470

Futures Contracts	$(61,285)	$—	$(61,285)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the LVIP SSgA Emerging Markets 100 Fund and the LVIP SSgA Developed International 150 Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Funds–36

LVIP SSgA Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSgA Developed International 150 Fund		LVIP SSgA Emerging Markets 100 Fund		LVIP SSgA Large Cap 100 Fund		LVIP SSgA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	6,789,207	18,700,659	7,609,022	27,850,695	3,094,110	13,263,181	441,485	1,677,393
Service Class	1,620,615	2,328,684	1,260,719	3,114,712	1,437,021	2,520,627	709,932	926,536
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,250,451	—	1,610,046	—	3,578,574	—	549,708
Service Class	—	824,310	—	556,708	—	1,135,058	—	544,865

	8,409,822	26,104,104	8,869,741	33,132,161	4,531,131	20,497,440	1,151,417	3,698,502

Shares redeemed:
Standard Class	(16,332,936)	(8,320,328)	(4,279,863)	(24,687,156)	(15,486,151)	(8,447,388)	(1,562,464)	(923,952)
Service Class	(1,842,950)	(2,751,575)	(1,890,109)	(3,163,747)	(2,469,420)	(5,154,093)	(830,318)	(1,217,453)

	(18,175,886)	(11,071,903)	(6,169,972)	(27,850,903)	(17,955,571)	(13,601,481)	(2,392,782)	(2,141,405)

Net increase (decrease)	(9,766,064)	15,032,201	2,699,769	5,281,258	(13,424,440)	6,895,959	(1,241,365)	1,557,097

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2015.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may use in futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSgA Funds–37

LVIP SSgA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2015 were as follows:

LVIP SSgA Developed International 150 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(417,938)

LVIP SSgA Emerging Markets 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(30,844)

LVIP SSgA Large Cap 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(203,878)

LVIP SSgA Small-Mid Cap 200 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(61,285)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 was as follows:

LVIP SSgA Developed International 150 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$173,932	$—
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	954,657	(241,534)

Total		$1,128,589	$(241,534)

LVIP SSgA Emerging Markets 100 Fund
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(18,875)	$—
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,964,077	(337,063)

Total		$1,945,202	$(337,063)

LVIP SSgA Funds–38

LVIP SSgA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP SSgA Large Cap 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$452,528	$(419,521)

LVIP SSgA Small-Mid Cap 200 Fund
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$391,014	$(201,755)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume		Liability Derivative Volume
	Foreign Currency Exchange Contracts (Average Cost)	Future Contracts (Average Notional Value)	Foreign Currency Exchange Contracts (Average Cost)	Future Contracts (Average Notional Value)
LVIP SSgA Developed International 150 Fund	$1,604,733	$19,262,526	$1,593,661	$—
LVIP SSgA Emerging Markets 100 Fund	1,239,250	14,115,356	1,326,837	—
LVIP SSgA Large Cap 100 Fund	—	15,244,122	—	—
LVIP SSgA Small-Mid Cap 200 Fund	—	4,749,689	—	—

At June 30, 2015, LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap 200 Fund posted collateral for futures contracts as follows:

	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
U.S. Treasury Obligations, at value	$750,003	$250,004

6. Market Risk

Some countries in which the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The LVIP SSgA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

LVIP SSgA Funds–39

LVIP SSgA Funds

Notes to Financial Statements (continued)

The Funds invest in REITs and are subject to the risks associated with that industry. If the Funds hold real estate directly as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities. As of June 30, 2015, there were no illiquid securities for LVIP SSgA Developed International 150 Fund, LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap 200 Fund. As of June 30, 2015, illiquid securities for LVIP SSgA Emerging Markets 100 Fund have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSgA Funds–40

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

(formerly LVIP SSgA Global Tactical Allocation RPM Fund)

a series of Lincoln Variable Insurance Products Trust

Semiannual Report

June 30, 2015

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,000.30	0.33%	$1.64
Service Class Shares	1,000.00	999.00	0.58%	2.87
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.16	0.33%	$1.66
Service Class Shares	1,000.00	1,021.92	0.58%	2.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	54.09%
Equity Funds	19.66%
Fixed Income Fund	15.73%
International Equity Funds	18.70%
Unaffiliated Investment Companies	45.32%
Equity Funds	14.93%
Fixed Income Funds	20.43%
International Equity Funds	4.28%
Money Market Fund	5.68%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–54.09%
Equity Funds–19.66%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	8,139,999	$132,494,762
LVIP SSgA S&P 500 Index Fund	2,757,693	40,855,229
LVIP SSgA Small-Cap Index Fund	369,722	10,439,109
LVIP SSgA Small-Mid Cap 200 Fund	1,638,365	25,496,238

		209,285,338

Fixed Income Fund–15.73%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	14,683,396	167,420,079

		167,420,079

International Equity Funds–18.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	13,079,306	127,379,358
LVIP SSgA Emerging Markets 100 Fund	2,154,912	20,626,813
LVIP SSgA International Index Fund	5,547,269	50,957,209

		198,963,380

Total Affiliated Investment Companies (Cost $492,028,061)		575,668,797

UNAFFILIATED INVESTMENT COMPANIES–45.32%
Equity Funds–14.93%
Consumer Discretionary Select Sector SPDR® Fund	270,522	20,689,523
Health Care Select Sector SPDR® Fund	278,217	20,696,563

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® Dow Jones REIT ETF	120,833	$10,195,889
SPDR® S&P 500 ETF	48,975	10,081,504
SPDR® S&P 600 Small Cap ETF	146,307	15,852,363
Technology Select Sector SPDR® Fund	487,253	20,172,274
WisdomTree Europe Hedged Equity Fund	492,194	30,314,228
WisdomTree Japan Hedged Equity Fund	540,457	30,914,140

		158,916,484

Fixed Income Funds–20.43%
SPDR® Barclays Aggregate Bond ETF	898,144	51,553,466
SPDR® Barclays High Yield Bond ETF	1,070,601	41,143,196
SPDR® Barclays TIPS ETF	1,213,671	67,637,885
Vanguard Long-Term Bond ETF	651,221	57,053,472

		217,388,019

International Equity Funds–4.28%
SPDR® S&P Emerging Markets ETF	153,603	9,898,177
SPDR® S&P World ex-US ETF	1,266,981	35,627,506

		45,525,683

Money Market Fund–5.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	60,418,813	60,418,813

		60,418,813

Total Unaffiliated Investment Companies (Cost $467,803,382)		482,248,999

TOTAL VALUE OF SECURITIES–99.41% (Cost $959,831,443)	1,057,917,796
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	6,290,222

NET ASSETS APPLICABLE TO 88,927,598 SHARES OUTSTANDING–100.00%	$1,064,208,018

* Standard Class shares.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
45	British Pound Currency	$4,464,584	$4,422,656	9/15/15	$ (41,928)
106	E-mini MSCI Emerging Markets Index	5,140,888	5,084,820	9/21/15	(56,068)
54	E-mini Russell 2000 Index	6,907,995	6,752,160	9/21/15	(155,835)
212	E-mini S&P 500 Index	22,367,704	21,776,640	9/21/15	(591,064)
51	Euro Currency	7,235,857	7,111,950	9/15/15	(123,907)
185	Euro STOXX 50 Index	7,123,616	7,084,113	9/21/15	(39,503)
42	FTSE 100 Index	4,402,605	4,285,144	9/21/15	(117,461)
51	Japanese Yen Currency	5,201,532	5,216,344	9/15/15	14,812
76	Nikkei 225 Index (OSE)	12,555,980	12,567,271	9/11/15	11,291

		$75,400,761			$(1,099,663)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

REIT–Real Estate Investment Trust

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$575,668,797
Investments in unaffiliated investment companies, at value	482,248,999
Cash collateral	6,567,995
Foreign currencies collateral, at value	1,359,298
Receivables for fund shares sold	1,013,510
Dividends receivable from investment companies	579,109
Cash	501,305
Unrealized appreciation from open futures contracts	26,103

TOTAL ASSETS	1,067,965,116

LIABILITIES:
Payable for investment companies purchased	1,999,586
Unrealized depreciation from open futures contracts	1,125,766
Due to manager and affiliates	480,808
Payables for fund shares redeemed	131,149
Accrued expenses payable	19,789

TOTAL LIABILITIES	3,757,098

TOTAL NET ASSETS	$1,064,208,018

Investments in affiliated investment companies, at cost	$492,028,061
Investments in unaffiliated investment companies, at cost	467,803,382

Standard Class:
Net Assets	$50,077,976
Shares Outstanding	4,179,583
Net Asset Value Per Share	$11.982

Service Class:
Net Assets	$1,014,130,042
Shares Outstanding	84,748,015
Net Asset Value Per Share	$11.966

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,030,612,103
Undistributed net investment income	2,262,403
Accumulated net realized loss on investments	(65,653,178)
Net unrealized appreciation of investments and derivatives	96,986,690

TOTAL NET ASSETS	$1,064,208,018

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$4,046,079

EXPENSES:
Management fees	2,091,612
Distribution fees-Service Class	1,244,779
Accounting and administration expenses	73,737
Reports and statements to shareholders	26,402
Professional fees	19,822
Trustees’ fees and expenses	11,841
Custodian fees	5,565
Consulting fees	2,167
Pricing fees	269
Other	3,368

3,479,562
Less management fees waived	(522,903)

Total operating expenses	2,956,659

NET INVESTMENT INCOME	1,089,420

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	63,363
Sale of investments in affiliated investment companies	5,185,685
Sale of investments in unaffiliated investment companies	5,200,267
Foreign currencies	35,045
Futures contracts	(16,182,809)

Net realized loss	(5,698,449)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	9,296,680
Investments in unaffiliated investment companies	(6,467,027)
Futures contracts	108,001

Net change in unrealized appreciation (depreciation)	2,937,654

NET REALIZED AND UNREALIZED LOSS	(2,760,795)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,671,375)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,089,420	$15,930,868
Net realized gain (loss)	(5,698,449)	3,923,711
Net change in unrealized appreciation (depreciation)	2,937,654	13,203,841

Net increase (decrease) in net assets resulting from operations	(1,671,375)	33,058,420

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,103,660)
Service Class	—	(19,472,411)

	—	(20,576,071)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,082,362	8,811,677
Service Class	97,070,313	232,509,185
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,103,660
Service Class	—	19,472,411

	101,152,675	261,896,933

Cost of shares redeemed:
Standard Class	(3,083,858)	(6,899,259)
Service Class	(55,087,975)	(96,943,005)

	(58,171,833)	(103,842,264)

Increase in net assets derived from capital share transactions	42,980,842	158,054,669

NET INCREASE IN NET ASSETS	41,309,467	170,537,018
NET ASSETS:
Beginning of period	1,022,898,551	852,361,533

End of period	$1,064,208,018	$1,022,898,551

Undistributed net investment income	$2,262,403	$1,172,983

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–6

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10[2]
Net asset value, beginning of period	$11.979	$11.784	$10.951	$10.193	$10.313	$9.581

Income (loss) from investment operations:
Net investment income[3]	0.027	0.234	0.227	0.198	0.272	0.154
Net realized and unrealized gain (loss)	(0.024)	0.236	0.846	0.931	(0.252)	0.681

Total from investment operations	0.003	0.470	1.073	1.129	0.020	0.835

Less dividends and distributions from:
Net investment income	—	(0.275)	(0.240)	(0.371)	(0.140)	(0.103)

Total dividends and distributions	—	(0.275)	(0.240)	(0.371)	(0.140)	(0.103)

Net asset value, end of period	$11.982	$11.979	$11.784	$10.951	$10.193	$10.313

Total return[4]	0.03%	3.97%	9.81%	11.15%	0.22%	8.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,078	$49,090	$45,331	$40,440	$37,603	$37,960
Ratio of expenses to average net assets[5]	0.33%	0.34%	0.30%	0.30%	0.33%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.43%	0.44%	0.33%	0.30%	0.33%	0.39%
Ratio of net investment income to average net assets	0.45%	1.94%	1.99%	1.85%	2.61%	1.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.35%	1.84%	1.96%	1.85%	2.61%	1.51%
Portfolio turnover	29%	53%	70%	41%	46%	140%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–7

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1]	Year Ended
	(unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10[2]
Net asset value, beginning of period	$11.978	$11.784	$10.953	$10.195	$10.315	$9.583

Income (loss) from investment operations:
Net investment income[3]	0.012	0.204	0.198	0.171	0.244	0.130
Net realized and unrealized gain (loss)	(0.024)	0.234	0.845	0.932	(0.251)	0.681

Total from investment operations	(0.012)	0.438	1.043	1.103	(0.007)	0.811

Less dividends and distributions from:
Net investment income	—	(0.244)	(0.212)	(0.345)	(0.113)	(0.079)

Total dividends and distributions	—	(0.244)	(0.212)	(0.345)	(0.113)	(0.079)

Net asset value, end of period	$11.966	$11.978	$11.784	$10.953	$10.195	$10.315

Total return[4]	(0.10% )	3.71%	9.54%	10.88%	(0.04% )	8.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,014,130	$973,809	$807,031	$419,366	$269,222	$82,044
Ratio of expenses to average net assets[5]	0.58%	0.59%	0.55%	0.55%	0.58%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.68%	0.69%	0.58%	0.55%	0.58%	0.64%
Ratio of net investment income to average net assets	0.20%	1.69%	1.74%	1.60%	2.36%	1.34%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.10%	1.59%	1.71%	1.60%	2.36%	1.26%
Portfolio turnover	29%	53%	70%	41%	46%	140%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–8

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA Global Tactical Allocation Managed Volatility Fund (formerly, LVIP SSgA Global Tactical Allocation RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including exchange-traded funds (ETFs) that are advised by Lincoln Investment Advisors Corporation (LIAC) or unaffiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–9

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $1,023 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of the Fund. This agreement will continue through at least April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Board of Trustees (Board) and LIAC.

SSgA Funds Management, Inc. (SSgA FM) (Sub-Adviser) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$23,064
Legal	6,335

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $29,057 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,153 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–10

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$264,450
Distribution fees payable to LFD	209,989
Printing and mailing fees payble to Lincoln Life	6,369

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$309,221,412
Sales	283,442,656

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$959,831,443

Aggregate unrealized appreciation	$104,798,073
Aggregate unrealized depreciation	(6,711,720)

Net unrealized appreciation	$98,086,353

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In
2017	2018	Total
$30,939,314	$3,265,118	$34,204,432

At December 31, 2014, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–11

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$1,057,917,796

Futures Contracts	$(1,099,663)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	334,603	728,547
Service Class	7,974,746	19,256,603
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	91,590
Service Class	—	1,615,968

	8,309,349	21,692,708

Shares redeemed:
Standard Class	(253,096)	(568,867)
Service Class	(4,523,645)	(8,059,621)

	(4,776,741)	(8,628,488)

Net increase	3,532,608	13,064,220

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$11,291	Net unrealized depreciation from open futures contracts	$(959,931)
Currency contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	14,812	Net unrealized depreciation from open futures contracts	(165,835)

Total		$26,103		$(1,125,766)

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–12

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(15,275,984)	$246,357
Currency contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(906,825)	(138,356)

Total		$(16,182,809)	$108,001

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$71,062,421	$30,071,139

6. Credit and Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–13

LVIP SSgA International Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP SSgA International Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International Index Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,061.10	0.41%	$2.10
Service Class Shares	1,000.00	1,059.80	0.66%	3.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
Service Class Shares	1,000.00	1,021.52	0.66%	3.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets
Common Stock	95.63%
Australia	6.60%
Austria	0.16%
Belgium	1.25%
China	0.01%
Denmark	1.60%
Finland	0.76%
France	9.29%
Germany	8.01%
Hong Kong	3.15%
Ireland	0.56%
Israel	0.58%
Italy	2.10%
Japan	21.92%
Luxembourg	0.14%
Netherlands	3.26%
New Zealand	0.12%
Norway	0.62%
Portugal	0.14%
Singapore	1.33%
Spain	3.35%
Sweden	2.81%
Switzerland	8.90%
United Kingdom	18.97%
Preferred Stock	0.58%
Rights	0.01%
Money Market Fund	2.98%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.00%
Air Freight & Logistics	0.36%
Airlines	0.21%
Auto Components	1.21%
Automobiles	4.15%
Banks	13.26%
Beverages	2.37%
Biotechnology	0.40%
Building Products	0.49%
Capital Markets	1.48%
Chemicals	3.44%
Commercial Services & Supplies	0.60%
Communications Equipment	0.32%
Construction & Engineering	0.68%

Sector	Percentage of Net Assets
Construction Materials	0.61%
Consumer Finance	0.06%
Containers & Packaging	0.14%
Distributors	0.02%
Diversified Consumer Services	0.01%
Diversified Financial Services	1.64%
Diversified Telecommunication Services	3.16%
Electric Utilities	1.63%
Electrical Equipment	1.35%
Electronic Equipment, Instruments & Components	1.43%
Energy Equipment & Services	0.27%
Food & Staples Retailing	1.79%
Food Products	3.75%
Gas Utilities	0.50%
Health Care Equipment & Supplies	0.68%
Health Care Providers & Services	0.50%
Health Care Technology	0.03%
Hotels, Restaurants & Leisure	0.95%
Household Durables	1.15%
Household Products	0.66%
Independent Power & Renewable Electricity Producers	0.06%
Industrial Conglomerates	1.35%
Insurance	5.39%
Internet & Catalog Retail	0.10%
Internet Software & Services	0.11%
IT Services	0.49%
Leisure Products	0.15%
Life Sciences Tools & Services	0.09%
Machinery	2.43%
Marine	0.25%
Media	1.61%
Metals & Mining	2.83%
Multiline Retail	0.43%
Multi-Utilities	1.15%
Oil, Gas & Consumable Fuels	4.71%
Paper & Forest Products	0.18%
Personal Products	0.62%
Pharmaceuticals	9.03%
Professional Services	0.62%
Real Estate Investment Trusts	1.40%
Real Estate Management & Development	2.05%
Road & Rail	1.05%
Semiconductors & Semiconductor Equipment	0.75%
Software	0.95%
Specialty Retail	1.03%
Technology Hardware, Storage & Peripherals	0.65%
Textiles, Apparel & Luxury Goods	1.55%
Tobacco	1.41%
Trading Companies & Distributors	1.13%
Transportation Infrastructure	0.49%

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets
Water Utilities	0.13%
Wireless Telecommunication Services	1.73%
Total	96.22%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nestle	1.72%
Novartis	1.67%
Roche Holding	1.46%
Toyota Motor	1.36%
HSBC Holdings	1.27%
BP	0.89%
Sanofi	0.86%
Bayer	0.86%
Royal Dutch Shell Class A	0.82%
Commonwealth Bank of Australia	0.79%
Total	11.70%

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–95.63%
Australia–6.60%
AGL Energy	127,435	$1,528,419
Alumina	445,290	525,482
Amcor	202,424	2,142,099
AMP	547,897	2,544,010
APA Group	208,320	1,323,980
Aristocrat Leisure	93,145	549,597
Asciano	155,556	797,869
ASX	33,510	1,031,266
Aurizon Holdings	359,343	1,421,837
AusNet Services	252,173	271,329
Australia & New Zealand Banking Group	477,966	11,870,696
Bank of Queensland	55,508	546,726
Bendigo & Adelaide Bank	73,184	692,038
BHP Billiton	573,966	11,975,034
Boral	130,004	586,592
Brambles	273,963	2,239,861
Caltex Australia	51,069	1,254,556
CIMIC Group	17,957	301,243
Coca-Cola Amatil	104,489	737,420
Cochlear	8,574	530,042
Commonwealth Bank of Australia	288,912	18,970,184
Computershare	73,999	668,353
Crown Resorts	59,112	556,236
CSL	85,577	5,707,499
Dexus Property Group	166,007	934,704
Federation Centres	648,595	1,460,763
Flight Centre Travel Group	8,399	220,970
Fortescue Metals Group	243,687	358,996
Goodman Group	320,244	1,548,716
GPT Group	277,959	917,588
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	112,540	391,477
Healthscope	228,851	480,115
Iluka Resources	71,132	421,356
Incitec Pivot	285,136	846,713
Insurance Australia Group	394,306	1,697,035
James Hardie Industries CDI	88,731	1,185,350
Lend Lease Group	94,753	1,098,437
Macquarie Group	50,468	3,168,574
†Medibank Pvt	527,768	818,206
Mirvac Group	599,563	855,519
National Australia Bank	467,564	12,012,655
†Newcrest Mining	141,761	1,423,610
Orica	59,674	979,445
Origin Energy	184,608	1,704,386
Platinum Asset Management	40,363	232,867
†Qantas Airways	94,179	229,543
QBE Insurance Group	242,521	2,557,062
Ramsay Health Care	26,696	1,265,706
REA Group	8,246	249,381
Rio Tinto	75,025	3,110,340

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Santos	163,295	$986,184
Scentre Group	950,611	2,749,523
Seek	55,169	598,279
Sonic Healthcare	60,784	1,001,883
†South32	556,812	768,750
†South32	368,248	497,557
Stockland	434,960	1,375,487
Suncorp Group	215,966	2,237,097
Sydney Airport	174,088	668,685
Tabcorp Holdings	157,922	554,214
Tatts Group	248,431	712,807
Telstra	750,734	3,555,313
TPG Telecom	40,572	280,700
Transurban Group	345,160	2,475,864
Treasury Wine Estates	126,488	486,825
Wesfarmers	200,201	6,026,819
Westfield	353,094	2,483,754
Westpac Banking	557,198	13,817,003
Woodside Petroleum	127,500	3,366,204
Woolworths	229,245	4,766,977
WorleyParsons	29,413	236,164

		158,587,971

Austria–0.16%
ANDRITZ	13,432	743,225
†Erste Group Bank	48,008	1,362,977
=IMMOEAST	13,053	0
OMV	22,930	630,681
†Raiffeisen Bank International	19,247	279,920
voestalpine	18,078	752,089

		3,768,892

Belgium–1.25%
Ageas	37,789	1,455,248
Anheuser-Busch InBev	143,331	17,171,538
*=Anheuser-Busch InBev VVPR Strip	1,896	0
Colruyt	11,778	527,205
Delhaize Group	19,030	1,570,663
Groupe Bruxelles Lambert	15,148	1,218,858
KBC Groep	43,789	2,925,111
Proximus	23,376	825,047
Solvay Class A	11,016	1,514,955
†Telenet Group Holding	7,983	434,068
UCB	22,480	1,613,152
Umicore	15,771	747,507

		30,003,352

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	308,922

		308,922

Denmark–1.60%
AP Moeller - Maersk Class A	643	1,128,660

LVIP SSgA International Index Fund—4

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
AP Moeller - Maersk Class B	1,280	$2,317,538
Carlsberg Class B	17,731	1,609,140
Coloplast Class B	20,362	1,335,667
Danske Bank	126,008	3,704,567
DSV	28,607	926,501
ISS	29,033	957,647
Novo Nordisk Class B	338,671	18,446,287
Novozymes Class B	44,811	2,129,426
Pandora	19,333	2,076,550
TDC	153,000	1,121,558
Tryg	16,350	340,727
Vestas Wind Systems	41,346	2,062,976
†William Demant Holding	3,899	297,347

		38,454,591

Finland–0.76%
Elisa	21,162	670,493
Fortum	73,886	1,312,536
Kone Class B	52,497	2,129,592
Metso	16,203	444,935
Neste	23,689	603,509
Nokia	639,361	4,339,343
Nokian Renkaat	19,229	602,391
Orion Class B	16,843	589,024
Sampo Class A	79,121	3,725,453
Stora Enso Class R	87,244	898,883
UPM-Kymmene	90,038	1,592,441
Wartsila	28,764	1,346,995

		18,255,595

France–9.29%
Accor	38,379	1,936,265
Aeroports de Paris	4,250	480,035
Air Liquide	60,504	7,649,784
Airbus Group	105,939	6,871,308
†Alcatel-Lucent	527,936	1,922,755
†Alstom	34,453	977,182
Arkema	12,795	921,564
Atos	16,914	1,262,560
AXA	342,044	8,626,351
BNP Paribas	189,366	11,427,758
Bollore	171,897	914,750
Bouygues	37,770	1,411,581
Bureau Veritas	50,866	1,171,166
Cap Gemini	28,164	2,491,216
Carrefour	95,295	3,050,107
Casino Guichard Perrachon	8,803	666,624
Christian Dior	10,218	1,993,942
Cie de Saint-Gobain	85,005	3,814,931
Cie Generale des Etablissements Michelin	32,338	3,387,314
CNP Assurances	27,678	462,069

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Credit Agricole	184,528	$2,743,334
Danone	101,017	6,528,421
Dassault Systemes	23,734	1,725,092
Edenred	32,877	812,121
Electricite de France	47,707	1,063,341
Essilor International	37,265	4,443,708
Eurazeo	5,745	380,029
Eutelsat Communications	26,686	860,979
Fonciere Des Regions	4,372	371,372
GDF Suez	264,562	4,906,156
Gecina	7,061	869,932
Groupe Eurotunnel	75,374	1,091,167
Hermes International	4,846	1,807,049
ICADE	5,292	377,805
Iliad	5,154	1,142,170
Imerys	5,370	410,543
JCDecaux	16,700	696,622
Kering	13,190	2,354,140
Klepierre	32,584	1,432,739
Lafarge	33,634	2,220,517
Lagardere	18,306	533,693
Legrand	46,259	2,596,226
L’Oreal	44,246	7,889,593
LVMH Moet Hennessy Louis Vuitton	50,079	8,770,627
Natixis	171,606	1,234,495
†Numericable	18,274	968,276
Orange	324,911	5,000,560
Pernod Ricard	37,420	4,320,402
†Peugeot	75,557	1,553,152
Publicis Groupe	32,603	2,409,698
Remy Cointreau	3,794	273,355
Renault	34,501	3,591,965
Rexel	58,350	940,307
Safran	52,059	3,526,863
Sanofi	211,383	20,787,207
Schneider Electric	97,475	6,727,519
SCOR	30,627	1,080,115
SES FDR	53,702	1,803,525
Societe BIC	4,470	712,368
Societe Generale	130,755	6,101,293
Sodexo	15,633	1,484,023
STMicroelectronics	123,283	1,010,524
Suez Environnement	46,507	864,779
Technip	20,226	1,251,469
Thales	17,875	1,078,910
TOTAL	381,237	18,511,567
Unibail-Rodamco	17,253	4,358,898
Valeo	13,495	2,125,834
Vallourec	19,310	394,247
Veolia Environnement	83,331	1,698,560
Vinci	85,611	4,949,828
Vivendi	207,176	5,223,825

LVIP SSgA International Index Fund—5

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Wendel	4,961	$607,890
Zodiac Aerospace	34,874	1,134,868

		223,192,960

Germany–8.01%
adidas	36,422	2,786,538
Allianz	81,643	12,710,890
Axel Springer	6,481	340,119
BASF	163,863	14,393,881
Bayer	147,219	20,598,764
Bayerische Motoren Werke	59,668	6,528,676
Beiersdorf	18,607	1,558,146
Brenntag	27,756	1,590,867
†Commerzbank	192,513	2,459,771
Continental	19,978	4,725,636
Daimler	171,728	15,624,448
Deutsche Annington Immobilien	59,156	1,667,938
Deutsche Bank	242,007	7,268,542
Deutsche Boerse	35,614	2,946,984
†Deutsche Lufthansa	35,835	461,863
Deutsche Post	169,673	4,955,158
Deutsche Telekom	568,917	9,795,757
Deutsche Wohnen	53,533	1,226,308
E.ON	362,131	4,822,744
Evonik Industries	16,114	614,621
Fraport Frankfurt Airport Services Worldwide	6,547	411,074
Fresenius	67,023	4,298,627
Fresenius Medical Care	37,748	3,114,734
GEA Group	33,906	1,511,840
Hannover Rueck	11,597	1,121,698
HeidelbergCement	24,367	1,931,592
Henkel	17,967	1,711,794
HUGO BOSS	12,561	1,403,360
Infineon Technologies	198,849	2,466,489
K+S	32,389	1,363,884
†Kabel Deutschland Holding	3,440	460,045
LANXESS	17,878	1,053,788
Linde	33,496	6,342,302
MAN	6,236	642,084
Merck	23,284	2,319,309
METRO	31,210	983,635
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	31,253	5,537,955
OSRAM Licht	17,561	840,666
ProSiebenSat.1 Media	40,068	1,978,163
†QIAGEN	44,456	1,091,702
RTL Group	6,015	543,379
RWE	84,832	1,823,224
SAP	175,570	12,248,566
Siemens	141,467	14,244,391
Symrise	21,484	1,332,898

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Telefonica Deutschland Holding	86,810	$500,174
ThyssenKrupp	63,600	1,653,962
United Internet	20,046	890,818
Volkswagen	6,585	1,523,137

		192,422,941

■Hong Kong–3.15%
AIA Group	2,150,600	14,080,418
ASM Pacific Technology	34,000	336,868
Bank of East Asia	205,272	897,737
BOC Hong Kong Holdings	667,000	2,779,382
Cathay Pacific Airways	188,000	462,275
Cheung Kong Infrastructure Holdings	126,000	978,559
†Cheung Kong Property Holdings	487,660	4,045,274
CK Hutchison Holdings	487,660	7,165,734
CLP Holdings	329,500	2,801,307
First Pacific	369,750	311,965
Galaxy Entertainment Group	422,000	1,682,251
Hang Lung Properties	388,000	1,153,779
Hang Seng Bank	137,900	2,695,236
Henderson Land Development	215,168	1,472,599
HKT Trust	420,592	494,852
Hong Kong & China Gas	1,243,973	2,609,465
Hong Kong Exchanges and Clearing	199,661	7,047,404
Hysan Development	120,850	523,849
Kerry Logistics Network	15	24
Kerry Properties	101,531	398,192
Li & Fung	916,000	726,759
Link REIT	413,715	2,423,131
MGM China Holdings	135,995	222,465
MTR	238,339	1,109,998
New World Development	851,444	1,113,817
NWS Holdings	275,163	398,293
PCCW	636,596	380,246
Power Assets Holdings	258,500	2,357,761
Sands China	396,668	1,335,634
Shangri-La Asia	254,166	354,784
Sino Land	589,405	985,459
SJM Holdings	287,591	311,655
Sun Hung Kai Properties	301,005	4,877,342
Swire Pacific Class A	117,000	1,470,915
Swire Properties	170,761	545,235
Techtronic Industries	269,000	881,467
#†WH Group 144A	1,166,139	794,336
Wharf Holdings	268,000	1,784,039
Wheelock	155,000	791,857
Wynn Macau	271,153	452,656
Yue Yuen Industrial Holdings	118,500	396,712

		75,651,731

Ireland–0.56%
=Anglo Irish Bank	3,965	0

LVIP SSgA International Index Fund—6

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Ireland (continued)
†Bank of Ireland	4,858,979	$1,960,262
CRH	144,995	4,091,451
Kerry Group Class A	29,586	2,192,316
WPP	237,480	5,320,475

		13,564,504

Israel–0.58%
Azrieli Group	6,290	251,190
Bank Hapoalim	181,640	978,560
†Bank Leumi Le-Israel	232,588	983,691
Bezeq The Israeli Telecommunication	354,913	604,744
Delek Group	735	216,781
Israel	558	196,812
Israel Chemicals	104,489	730,162
Mizrahi Tefahot Bank	17,430	216,209
NICE Systems	11,008	700,097
Teva Pharmaceutical Industries	154,390	9,131,702

		14,009,948

Italy–2.10%
Assicurazioni Generali	200,324	3,607,737
Atlantia	73,410	1,812,949
†Banca Monte dei Paschi di Siena	350,394	681,807
†Banco Popolare	71,047	1,168,672
Enel	1,243,200	5,630,608
Enel Green Power	280,471	547,937
Eni	445,986	7,912,703
EXOR	15,044	717,911
†Finmeccanica	67,349	846,644
Intesa Sanpaolo	2,219,453	8,043,722
Intesa Sanpaolo RSP	202,428	645,655
Luxottica Group	30,110	2,001,621
Mediobanca	113,127	1,108,824
Pirelli & C	39,571	667,673
Prysmian	33,255	718,243
†Saipem	39,228	414,225
Snam	360,146	1,713,025
†Telecom Italia	1,879,898	2,384,170
Telecom Italia RSP	970,500	990,181
Terna Rete Elettrica Nazionale	283,703	1,253,309
UniCredit	858,741	5,766,069
Unione di Banche Italiane ScpA	170,261	1,365,232
UnipolSai	165,713	410,356

		50,409,273

Japan–21.92%
ABC-Mart	4,800	293,870
†Acom	83,400	320,402
Advantest	23,400	243,678
Aeon	123,300	1,751,134
AEON Financial Service	19,500	541,932
Aeon Mall	16,390	307,329
Air Water	24,000	439,627

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Aisin Seiki	36,500	$1,554,398
Ajinomoto	100,000	2,167,321
Alfresa Holdings	29,600	461,154
Amada Holdings	72,900	771,069
ANA Holdings	199,000	540,199
Aozora Bank	189,000	713,732
Asahi Glass	163,000	979,279
Asahi Group Holdings	70,000	2,227,195
Asahi Kasei	228,000	1,873,909
Asics	29,200	755,419
Astellas Pharma	388,200	5,538,688
Bandai Namco Holdings	27,800	538,094
Bank of Kyoto	61,000	703,041
Bank of Yokohama	191,000	1,171,854
Benesse Holdings	10,300	258,468
Bridgestone	118,200	4,374,289
Brother Industries	35,000	496,076
Calbee	12,400	523,001
Canon	192,400	6,263,144
Casio Computer	39,300	776,106
Central Japan Railway	24,900	4,499,056
Chiba Bank	128,000	976,165
Chiyoda	27,000	239,235
Chubu Electric Power	119,200	1,777,672
Chugai Pharmaceutical	36,500	1,260,524
Chugoku Bank	25,500	402,489
Chugoku Electric Power	45,600	665,699
Citizen Holdings	51,700	360,894
COLOPL	12,000	242,570
Credit Saison	24,400	523,342
Dai Nippon Printing	93,000	961,243
Daicel	43,000	552,526
Daihatsu Motor	31,800	453,060
Dai-ichi Life Insurance	187,400	3,686,269
Daiichi Sankyo	117,500	2,174,432
Daikin Industries	40,800	2,937,773
Daito Trust Construction	13,100	1,357,757
Daiwa House Industry	107,800	2,513,923
Daiwa Securities Group	300,000	2,249,142
Denso	88,400	4,404,826
Dentsu	39,800	2,062,547
Don Quijote Holdings	21,600	919,863
East Japan Railway	58,900	5,300,711
Eisai	44,900	3,015,354
Electric Power Development	28,300	1,000,470
FamilyMart	8,500	391,164
FANUC	35,700	7,318,588
Fast Retailing	9,200	4,178,127
Fuji Electric	83,000	357,536
Fuji Heavy Industries	103,900	3,828,521
FUJIFILM Holdings	83,000	2,967,145
Fujitsu	322,000	1,801,347

LVIP SSgA International Index Fund—7

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fukuoka Financial Group	136,000	$705,902
GungHo Online Entertainment	59,000	229,557
Gunma Bank	57,000	421,187
Hachijuni Bank	58,000	438,058
Hakuhodo DY Holdings	34,100	365,417
Hamamatsu Photonics	25,800	761,305
Hankyu Hanshin Holdings	223,000	1,317,876
Hikari Tsushin	2,400	162,040
Hino Motors	47,200	584,116
Hirose Electric	5,040	722,178
Hiroshima Bank	75,000	448,749
Hisamitsu Pharmaceutical	8,900	345,917
Hitachi	873,000	5,757,204
Hitachi Chemical	21,400	386,229
Hitachi Construction Machinery	14,900	261,121
Hitachi High-Technologies	9,200	259,065
Hitachi Metals	34,000	522,756
Hokuhoku Financial Group	180,000	425,208
Hokuriku Electric Power	23,600	351,859
Honda Motor	292,100	9,458,510
Hoya	76,300	3,060,357
Hulic	62,200	552,143
Ibiden	20,100	340,093
Idemitsu Kosan	14,400	282,845
IHI	260,000	1,211,378
Iida Group Holdings	25,000	398,480
Inpex	173,700	1,975,671
Isetan Mitsukoshi Holdings	68,300	1,221,517
Isuzu Motors	110,500	1,451,927
ITOCHU	288,600	3,814,502
Itochu Techno-Solutions	7,200	179,500
Iyo Bank	38,000	467,157
J Front Retailing	43,000	809,809
Japan Airlines	20,000	698,055
Japan Airport Terminal	7,300	397,997
†Japan Display	53,000	199,714
Japan Exchange Group	51,200	1,663,561
Japan Prime Realty Investment	116	360,781
Japan Real Estate Investment	235	1,068,007
Japan Retail Fund Investment	384	768,691
Japan Tobacco	198,100	7,060,774
JFE Holdings	91,900	2,040,595
JGC	31,000	585,843
Joyo Bank	119,000	667,272
JSR	31,300	553,647
JTEKT	31,200	591,153
JX Holdings	424,110	1,831,085
Kajima	125,000	587,502
Kakaku.com	22,800	330,240
Kamigumi	41,000	385,401
Kaneka	43,000	314,574
†Kansai Electric Power	132,000	1,462,531

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kansai Paint	36,000	$558,215
Kao	89,100	4,146,202
Kawasaki Heavy Industries	244,000	1,138,826
KDDI	315,000	7,605,934
Keihan Electric Railway	102,000	594,458
Keikyu	74,000	558,901
Keio	91,000	651,594
Keisei Electric Railway	39,000	464,149
Keyence	7,844	4,235,529
Kikkoman	30,000	937,960
Kintetsu Group Holdings	284,000	968,024
Kirin Holdings	154,100	2,123,693
Kobe Steel	596,000	1,003,564
Koito Manufacturing	21,100	823,545
Komatsu	160,700	3,227,398
Konami	13,300	247,432
Konica Minolta	72,500	846,841
Kubota	195,000	3,094,593
Kuraray	52,900	647,305
Kurita Water Industries	16,000	373,255
Kyocera	59,000	3,068,637
Kyowa Hakko Kirin	36,000	471,113
†Kyushu Electric Power	65,500	760,258
Lawson	11,400	780,873
LIXIL Group	50,900	1,011,010
M3	35,600	716,423
Mabuchi Motor	9,800	620,010
Makita	23,200	1,259,179
Marubeni	271,000	1,555,692
Marui Group	39,100	528,620
Maruichi Steel Tube	7,000	173,941
Mazda Motor	97,600	1,913,069
McDonald’s Holdings	13,100	276,798
Medipal Holdings	20,600	336,261
MEIJI Holdings	9,834	1,270,044
Minebea	60,000	991,172
Miraca Holdings	8,200	410,201
Mitsubishi	249,700	5,494,461
Mitsubishi Chemical Holdings	254,300	1,601,587
Mitsubishi Electric	341,000	4,409,531
Mitsubishi Estate	227,000	4,891,985
Mitsubishi Gas Chemical	61,000	342,047
Mitsubishi Heavy Industries	526,000	3,201,833
Mitsubishi Logistics	25,000	328,592
Mitsubishi Materials	180,000	691,515
Mitsubishi Motors	121,700	1,036,549
Mitsubishi Tanabe Pharma	39,700	595,468
Mitsubishi UFJ Financial Group	2,273,800	16,351,882
Mitsubishi UFJ Lease & Finance	69,900	382,810
Mitsui	301,600	4,098,496
Mitsui Chemicals	129,000	479,769
Mitsui Fudosan	166,000	4,650,008

LVIP SSgA International Index Fund—8

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui OSK Lines	166,000	$531,895
Mixi	8,300	412,490
Mizuho Financial Group	4,073,520	8,823,629
MS&AD Insurance Group Holdings	89,054	2,775,567
Murata Manufacturing	36,600	6,390,191
Nabtesco	22,000	552,068
Nagoya Railroad	122,000	456,727
NEC	484,000	1,467,746
Nexon	30,200	415,701
NGK Insulators	51,000	1,315,228
NGK Spark Plug	30,000	832,516
NH Foods	34,000	776,492
NHK Spring	23,500	259,126
Nidec	39,000	2,921,653
Nikon	49,900	577,558
Nintendo	19,000	3,179,091
Nippon Building Fund	238	1,042,733
Nippon Electric Glass	61,000	309,138
Nippon Express	166,000	816,838
Nippon Paint Holdings	30,000	847,229
Nippon Prologis REIT	225	414,541
Nippon Steel & Sumitomo Metal	1,311,220	3,401,841
Nippon Telegraph & Telephone	129,600	4,696,596
Nippon Yusen	248,000	691,254
Nissan Motor	451,500	4,705,432
Nisshin Seifun Group	32,065	426,695
Nissin Foods Holdings	8,500	373,100
Nitori Holdings	14,400	1,174,693
Nitto Denko	28,700	2,359,997
NOK	14,100	437,960
Nomura Holdings	624,600	4,240,582
Nomura Real Estate Holdings	25,100	527,276
Nomura Research Institute	22,900	896,608
NSK	90,000	1,391,123
NTT Data	19,400	848,373
NTT DOCOMO	269,500	5,163,544
NTT Urban Development	13,800	137,391
Obayashi	110,000	802,926
Odakyu Electric Railway	102,000	952,967
Oji Holdings	123,000	534,870
Olympus	44,200	1,528,249
Omron	34,000	1,478,503
Ono Pharmaceutical	15,700	1,715,784
Oracle Japan	5,900	246,918
Oriental Land	35,600	2,274,105
ORIX	229,300	3,413,073
Osaka Gas	324,000	1,279,951
Otsuka	7,300	341,311
Otsuka Holdings	68,800	2,195,200
Panasonic	388,700	5,342,480
Park24	17,800	305,105
Rakuten	148,300	2,397,117

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Recruit Holdings	26,000	$793,771
Resona Holdings	412,000	2,251,283
Ricoh	136,800	1,420,108
Rinnai	5,600	441,720
Rohm	18,800	1,261,632
Sankyo	7,600	269,299
Sanrio	5,700	154,917
Santen Pharmaceutical	72,100	1,021,328
SBI Holdings	44,870	618,365
Secom	38,000	2,467,795
Sega Sammy Holdings	31,700	414,582
Seibu Holdings	18,000	417,263
Seiko Epson	42,800	759,513
Sekisui Chemical	82,000	1,007,406
Sekisui House	100,700	1,600,137
Seven & i Holdings	136,300	5,860,209
Seven Bank	91,400	423,605
†Sharp	244,000	297,172
Shikoku Electric Power	27,900	418,021
Shimadzu	41,000	557,324
Shimamura	3,500	367,909
Shimano	13,100	1,788,213
Shimizu	118,000	994,425
Shin-Etsu Chemical	74,700	4,639,899
Shinsei Bank	258,000	520,893
Shionogi	55,000	2,133,194
Shiseido	57,900	1,314,747
Shizuoka Bank	82,000	857,267
Showa Shell Sekiyu	36,300	317,484
SMC	9,600	2,892,791
SoftBank Group	172,000	10,135,262
Sompo Japan Nipponkoa Holdings	61,475	2,256,948
†Sony	205,700	5,820,096
Sony Financial Holdings	24,400	428,007
Stanley Electric	30,300	632,055
Sumitomo	198,400	2,309,315
Sumitomo Chemical	278,000	1,672,454
Sumitomo Dainippon Pharma	22,500	248,100
Sumitomo Electric Industries	137,900	2,138,273
Sumitomo Heavy Industries	79,000	461,059
Sumitomo Metal Mining	83,000	1,264,268
Sumitomo Mitsui Financial Group	222,500	9,928,294
Sumitomo Mitsui Trust Holdings	581,460	2,664,431
Sumitomo Realty & Development	63,000	2,210,974
Sumitomo Rubber Industries	23,600	365,941
Suntory Beverage & Food	21,800	868,686
Suruga Bank	28,300	607,684
Suzuken Aichi	11,550	370,083
Suzuki Motor	66,200	2,237,510
Sysmex	27,400	1,634,952
T&D Holdings	107,900	1,609,592
Taiheiyo Cement	198,000	579,402

LVIP SSgA International Index Fund—9

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Taisei	192,000	$1,103,286
Taisho Pharmaceutical Holdings	4,800	324,473
Taiyo Nippon Sanso	34,000	411,591
Takashimaya	42,000	381,069
Takeda Pharmaceutical	142,300	6,875,391
TDK	20,700	1,585,410
Teijin	135,000	524,154
Terumo	48,900	1,173,936
THK	16,500	356,866
Tobu Railway	169,000	726,614
Toho Gas	58,000	343,714
Toho Tokyo	17,100	425,613
Tohoku Electric Power	86,900	1,177,703
Tokio Marine Holdings	125,500	5,225,576
†Tokyo Electric Power	235,400	1,283,405
Tokyo Electron	31,000	1,963,029
Tokyo Gas	419,000	2,226,173
Tokyo Tatemono	32,000	444,662
Tokyu	218,000	1,461,174
Tokyu Fudosan Holdings	103,800	800,942
TonenGeneral Sekiyu	39,000	363,095
Toppan Printing	86,000	719,830
Toray Industries	259,000	2,192,206
Toshiba	718,000	2,470,803
TOTO	44,000	793,395
Toyo Seikan Group Holdings	22,000	352,820
Toyo Suisan Kaisha	14,000	510,953
Toyoda Gosei	15,200	366,892
Toyota Industries	30,100	1,717,329
Toyota Motor	485,800	32,573,299
Toyota Tsusho	35,000	939,799
Trend Micro	18,500	633,603
Unicharm	68,200	1,621,938
United Urban Investment	394	557,474
USS	37,900	684,641
West Japan Railway	29,800	1,908,476
Yahoo Japan	279,600	1,129,004
Yakult Honsha	17,100	1,014,762
Yamada Denki	149,900	600,384
Yamaguchi Financial Group	32,000	398,888
Yamaha	25,900	522,912
Yamaha Motor	43,500	951,851
Yamato Holdings	67,600	1,309,287
Yamazaki Baking	17,000	283,333
Yaskawa Electric	35,500	454,994
Yokogawa Electric	31,000	398,839
Yokohama Rubber	16,000	321,465

		526,900,578

Luxembourg–0.14%
†Altice	16,305	2,245,040

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Luxembourg (continued)
Tenaris	85,654	$1,153,122

		3,398,162

Netherlands–3.26%
Aegon	324,702	2,385,408
Akzo Nobel	42,797	3,113,060
ArcelorMittal	187,246	1,822,370
ASML Holding	63,134	6,522,343
Boskalis Westminster	15,031	735,382
CNH Industrial	172,123	1,569,108
Delta Lloyd	46,835	768,575
Gemalto	14,967	1,332,396
Heineken	39,904	3,027,142
Heineken Holding	19,553	1,371,733
ING Groep CVA	690,181	11,391,440
Koninklijke Ahold	163,861	3,067,930
Koninklijke DSM	31,071	1,800,608
Koninklijke KPN	568,418	2,172,814
Koninklijke Philips	163,596	4,160,532
Koninklijke Vopak	11,600	585,169
NN Group	38,837	1,091,353
†OCI	15,255	430,974
Randstad Holding	22,091	1,438,014
RELX	121,351	2,877,223
Royal Dutch Shell Class B	436,044	12,379,192
TNT Express	74,686	633,326
Unilever CVA	291,188	12,122,238
Wolters Kluwer	54,061	1,605,315

		78,403,645

New Zealand–0.12%
Auckland International Airport	168,953	565,055
Contact Energy	57,389	194,852
Fletcher Building	102,878	566,130
Meridian Energy	274,764	402,208
Mighty River Power	154,373	291,886
Ryman Healthcare	58,695	315,039
Spark New Zealand	284,798	539,456

		2,874,626

Norway–0.62%
DNB	175,892	2,933,926
Gjensidige Forsikring	31,313	504,739
Norsk Hydro	250,639	1,056,368
Orkla	155,897	1,226,643
Seadrill	61,742	643,277
Statoil	192,396	3,437,395
†Subsea 7	42,965	420,522
Telenor	134,035	2,936,545
Yara International	32,920	1,714,513

		14,873,928

LVIP SSgA International Index Fund—10

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Portugal–0.14%
†Banco Comercial Portugues Class R	7,797,172	$677,786
EDP	412,560	1,565,542
Galp Energia	62,209	729,339
Jeronimo Martins	39,399	504,944

		3,477,611

Singapore–1.33%
Ascendas Real Estate Investment Trust	325,000	593,695
CapitaLand	485,000	1,260,535
CapitaLand Commercial Trust	294,000	340,578
CapitaLand Mall Trust	405,000	646,605
City Developments	63,000	457,535
ComfortDelGro	432,000	1,004,092
DBS Group Holdings	307,892	4,730,469
Genting Singapore	955,800	635,236
Global Logistic Properties	614,000	1,153,544
Golden Agri-Resources	1,199,480	365,193
Hutchison Port Holdings Trust	909,400	572,922
Jardine Cycle & Carriage	17,000	417,852
Keppel	259,815	1,585,920
Noble Group	676,155	381,597
Oversea-Chinese Banking	542,085	4,097,895
Sembcorp Industries	151,000	436,186
Sembcorp Marine	131,000	276,271
Singapore Airlines	83,000	661,337
Singapore Exchange	126,000	732,618
Singapore Press Holdings	241,000	730,167
Singapore Technologies Engineering	239,000	585,676
Singapore Telecommunications	1,407,000	4,398,671
StarHub	118,000	346,118
Suntec Real Estate Investment Trust	451,000	577,711
United Overseas Bank	221,397	3,792,841
UOL Group	75,308	386,984
Wilmar International	294,000	716,088

		31,884,336

Spain–3.35%
Abertis Infraestructuras	78,493	1,286,776
ACS Actividades de Construccion y Servicios	36,189	1,163,746
#†Aena 144A	12,851	1,342,525
Amadeus IT Holding	79,892	3,183,469
Banco Bilbao Vizcaya Argentaria	1,129,404	11,066,176
Banco de Sabadell	905,900	2,185,744
Banco Popular Espanol	321,375	1,556,548
Banco Santander	2,559,427	17,867,143
†Bankia	835,065	1,059,066
Bankinter	120,397	889,456
CaixaBank	411,034	1,903,767
Distribuidora Internacional de Alimentacion	94,473	721,205
Enagas	38,364	1,043,002

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Endesa	54,479	$1,042,158
Ferrovial	77,983	1,690,364
Gas Natural SDG	62,405	1,414,591
Grifols	29,349	1,181,740
Iberdrola	955,310	6,432,586
Inditex	196,599	6,387,853
Mapfre	219,475	755,061
Red Electrica	19,282	1,544,617
Repsol	178,808	3,138,543
Telefonica	796,617	11,319,331
Zardoya Otis	24,729	269,254

		80,444,721

Sweden–2.81%
Alfa Laval	49,082	863,543
Assa Abloy Class B	178,212	3,354,645
Atlas Copco Class A	116,041	3,246,431
Atlas Copco Class B	64,423	1,604,234
Boliden	53,928	982,620
Electrolux Class B	39,106	1,225,150
Elekta Class B	68,131	427,223
Getinge Class B	35,029	842,708
Hennes & Mauritz Class B	171,052	6,584,119
Hexagon Class B	43,305	1,568,717
Husqvarna Class B	76,246	574,191
ICA Gruppen	14,943	529,956
Industrivarden Class C	25,640	482,954
Investment Kinnevik Class B	43,919	1,388,117
Investor Class B	81,335	3,029,717
†Lundin Petroleum	36,176	619,463
Millicom International Cellular SDR	10,274	757,605
Nordea Bank	546,720	6,816,982
Sandvik	188,613	2,084,542
Securitas Class B	54,137	715,503
Skandinaviska Enskilda Banken Class A	270,230	3,454,189
Skanska Class B	70,159	1,421,344
SKF Class B	66,956	1,526,819
Svenska Cellulosa Class B	106,035	2,695,420
Svenska Handelsbanken Class A	257,097	3,751,363
Swedbank Class A	155,605	3,627,121
Swedish Match	34,439	979,267
Tele2 Class B	49,952	580,680
Telefonaktiebolaget LM Ericsson Class B	549,365	5,690,636
TeliaSonera	468,112	2,755,277
Volvo Class B	273,154	3,389,453

		67,569,989

Switzerland–8.90%
†ABB	385,348	8,070,504
Actelion	18,532	2,711,710

LVIP SSgA International Index Fund—11

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Adecco	29,414	$2,387,980
Aryzta	13,724	676,732
Baloise Holding	8,008	976,481
Barry Callebaut	344	391,871
Cie Financiere Richemont Class A	90,927	7,396,511
Credit Suisse Group	274,619	7,549,159
†Dufry	4,771	664,439
EMS-Chemie Holding	1,211	511,654
Geberit	6,801	2,267,485
Givaudan	1,644	2,845,216
Holcim	40,850	3,014,921
Julius Baer Group	41,757	2,342,662
Kuehne + Nagel International Class R	10,068	1,336,441
Lindt & Spruengli Class R	20	1,251,043
Lindt & Spruengli PC	184	973,041
Lonza Group	8,938	1,194,092
Nestle	572,459	41,331,674
Novartis	408,377	40,252,370
Pargesa Holding Bearer Shares	4,834	325,231
Partners Group Holding	2,857	854,136
Roche Holding	124,782	34,969,391
Schindler Holding	4,023	657,089
Schindler Holding PC	7,686	1,257,021
SGS	995	1,815,670
Sika Bearer Shares	416	1,467,502
Sonova Holding	9,098	1,230,064
Sulzer	4,424	454,987
Swatch Group	5,539	2,157,182
Swatch Group Bearer Shares	7,766	583,135
Swiss Life Holding	5,963	1,365,577
Swiss Prime Site	12,045	914,101
Swiss Re	63,676	5,636,099
Swisscom	4,676	2,620,841
Syngenta	16,302	6,626,120
Transocean	59,076	955,427
UBS Group	651,955	13,828,503
Zurich Insurance Group	26,868	8,179,092

		214,043,154

United Kingdom–18.97%
3i Group	181,648	1,474,025
Aberdeen Asset Management	174,782	1,109,384
Admiral Group	41,278	899,495
Aggreko	48,532	1,097,218
Amec Foster Wheeler	68,198	875,918
Anglo American	246,182	3,552,542
Antofagasta	80,124	867,962
ARM Holdings	256,721	4,182,577
Ashtead Group	87,092	1,503,764
Associated British Foods	61,707	2,783,373
AstraZeneca	225,427	14,234,026
Aviva	695,455	5,381,199

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Babcock International Group	38,977	$661,357
BAE Systems	541,982	3,842,004
Barclays	2,950,332	12,074,869
Barratt Developments	171,507	1,655,799
BG Group	611,393	10,177,128
BHP Billiton	368,248	7,226,145
BP	3,246,995	21,433,338
British American Tobacco	332,224	17,824,836
British Land	170,388	2,124,172
BT Group	1,462,758	10,346,222
Bunzl	59,747	1,631,435
Burberry Group	78,328	1,933,290
Capita	117,067	2,276,979
Capital Shopping Centres Group	155,539	751,674
Carnival	33,231	1,696,278
Centrica	891,535	3,695,022
Cobham	175,520	725,247
Coca-Cola HBC	29,554	635,194
Compass Group	294,637	4,874,381
Croda International	25,935	1,121,343
Diageo	449,720	13,007,679
Direct Line Insurance Group	257,054	1,356,156
Dixons Carphone	189,776	1,352,142
easyJet	25,867	628,289
Experian	172,105	3,133,868
†Fiat Chrysler Automobiles	166,585	2,439,454
Fresnillo	32,375	352,999
G4S	301,072	1,270,516
GKN	294,248	1,546,370
GlaxoSmithKline	866,681	18,007,722
Glencore	1,947,537	7,811,606
Hammerson	145,910	1,410,967
Hargreaves Lansdown	51,064	925,013
HSBC Holdings	3,414,985	30,587,478
ICAP	84,379	701,947
IMI	52,372	925,669
Imperial Tobacco Group	167,658	8,078,707
Inmarsat	85,313	1,227,093
InterContinental Hotels Group	43,219	1,742,349
†International Consolidated Airlines Group	102,223	794,501
†International Consolidated Airlines Group	60,078	467,071
Intertek Group	30,680	1,180,933
Investec	86,438	776,792
ITV	672,350	2,781,314
Johnson Matthey	36,309	1,733,029
Kingfisher	417,530	2,278,223
Land Securities Group	146,112	2,763,861
Legal & General Group	1,020,812	3,991,853
Lloyds Banking Group	10,196,441	13,655,131
London Stock Exchange Group	57,051	2,124,298

LVIP SSgA International Index Fund—12

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Marks & Spencer Group	287,310	$2,419,465
Meggitt	128,773	943,598
Melrose Industries	146,810	570,870
#Merlin Entertainments 144A	139,155	933,753
Mondi	63,493	1,367,625
National Grid	655,835	8,420,285
Next	26,659	3,120,355
Old Mutual	855,083	2,706,993
Pearson	142,714	2,701,826
Persimmon	56,896	1,765,439
Petrofac	37,994	552,453
Prudential	459,450	11,062,227
Randgold Resources	16,660	1,121,578
Reckitt Benckiser Group	113,034	9,746,014
RELX	202,659	3,295,415
Rexam	109,921	953,287
Rio Tinto	227,980	9,362,809
†Rolls-Royce Holdings	332,379	4,543,146
†Royal Bank of Scotland Group	440,200	2,430,968
Royal Dutch Shell Class A	699,874	19,643,854
Royal Mail	100,422	811,742
RSA Insurance Group	189,977	1,185,534
SABMiller	173,907	9,027,363
Sage Group	196,607	1,583,057
Sainsbury (J.)	260,765	1,086,902
Schroders	23,299	1,162,577
Segro	115,862	738,681
Severn Trent	44,502	1,454,975
Shire	103,347	8,272,673
Sky	180,030	2,933,104
Smith & Nephew	165,352	2,790,086
Smiths Group	76,336	1,354,027
†Sports Direct International	39,327	443,937
SSE	172,193	4,155,378
Standard Chartered	436,828	6,993,402
Standard Life	340,521	2,375,367
Tate & Lyle	91,019	742,885
Taylor Wimpey	562,496	1,641,984
Tesco	1,429,341	4,773,103
Travis Perkins	46,274	1,533,993
TUI Class DI	84,794	1,372,164
Tullow Oil	181,063	966,338
Unilever	229,926	9,861,763
United Utilities Group	121,692	1,705,417
Vodafone Group	4,724,631	17,061,461
Weir Group	41,744	1,112,960
Whitbread	30,586	2,376,734
William Hill	169,832	1,075,564
WM Morrison Supermarkets	425,505	1,208,668

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Wolseley	44,649	$2,850,115

		456,035,140

Total Common Stock (Cost $2,032,023,567)		2,298,536,570

ΔPREFERRED STOCK–0.58%
Germany–0.58%
Bayerische Motoren Werke 2.92%	8,838	747,873
FUCHS PETROLUB 0.77%	12,670	534,939
Henkel 1.31%	31,583	3,540,886
Porsche Automobil Holding 2.01%	26,841	2,260,522
Volkswagen 4.86%	29,271	6,785,182

Total Preferred Stock (Cost $11,248,682)		13,869,402

ΔRIGHTS–0.01%
Germany–0.00%
†Deutsche Annington Immobilien	59,156	87,023

		87,023

Italy–0.00%
†=UnipolSai A	165,713	0
†=UnipolSai B	165,713	0

		0

Singapore–0.00%
†@Jardine Cycle & Carriage, exercise price SGD26, expiration date 7/15/15	1,888	9,959

		9,959

Spain–0.01%
†Repsol	178,808	92,662
†Zardoya Otis	24,729	10,776

		103,438

Total Rights (Cost $96,323)		200,420

MONEY MARKET FUND–2.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	71,650,896	71,650,896

Total Money Market Fund (Cost $71,650,896)		71,650,896

LVIP SSgA International Index Fund—13

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.20% (Cost $2,115,019,468)	$2,384,257,288
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	19,243,439

NET ASSETS APPLICABLE TO 261,667,245 SHARES OUTSTANDING–100.00%	$2,403,500,727

NET ASSET VALUE PER SHARE–LVIP SSgA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,113,695,083 / 230,091,326 Shares)	$9.186

NET ASSET VALUE PER SHARE–LVIP SSgA INTERNATIONAL INDEX FUND SERVICE CLASS ($289,805,644 / 31,575,919 Shares)	$9.178

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$2,145,839,885
Undistributed net investment income	47,378,564
Accumulated net realized loss on investments	(56,357,790)
Net unrealized appreciation of investments and derivatives	266,640,068

Total net assets	$2,403,500,727

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $3,070,614, which represents 0.13% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $5,236,372 cash pledged as collateral for futures contracts, $7,938 due to custodian, $292,330 payable for fund shares redeemed and $106,704 payable for securities purchased as of June 30, 2015.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $9,959, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
992 E-mini MSCI EAFE Index	$93,182,132	$90,966,400	9/21/15	$(2,215,732)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP SSgA International Index Fund—14

LVIP SSgA International Index Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund—15

LVIP SSgA International Index Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$49,503,446
Foreign tax withheld	(3,917,746)

45,585,700

EXPENSES:
Management fees	4,607,596
Distribution fees-Service Class	372,198
Index fees	365,809
Accounting and administration expenses	274,277
Custodian fees	117,846
Pricing fees	97,478
Professional fees	52,856
Reports and statements to shareholders	34,991
Trustees’ fees and expenses	25,448
Consulting fees	1,612
Other	12,361

5,962,472
Less management fees waived	(854,365)

Total operating expenses	5,108,107

NET INVESTMENT INCOME	40,477,593

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(406,237)
Foreign currencies	(932,993)
Foreign currency exchange contracts	301,041
Futures contracts	2,224,495

Net realized gain	1,186,306

Net change in unrealized appreciation (depreciation) of:
Investments	89,978,411
Foreign currencies	120,204
Futures contracts	(1,576,172)

Net change in unrealized appreciation (depreciation)	88,522,443

NET REALIZED AND UNREALIZED GAIN	89,708,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,186,342

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$40,477,593	$63,391,883
Net realized gain (loss)	1,186,306	(7,597,332)
Net change in unrealized appreciation (depreciation)	88,522,443	(186,726,895)

Net increase (decrease) in net assets resulting from operations	130,186,342	(130,932,344)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(52,055,091)
Service Class	—	(7,405,877)

	—	(59,460,968)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	251,296,638	547,532,456
Service Class	17,586,541	35,498,317
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	52,055,091
Service Class	—	7,405,877

	268,883,179	642,491,741

Cost of shares redeemed:
Standard Class	(111,243,887)	(126,151,158)
Service Class	(33,806,153)	(44,464,052)

	(145,050,040)	(170,615,210)

Increase in net assets derived from capital share transactions	123,833,139	471,876,531

NET INCREASE IN NET ASSETS	254,019,481	281,483,219
NET ASSETS:
Beginning of period	2,149,481,246	1,867,998,027

End of period	$2,403,500,727	$2,149,481,246

Undistributed net investment income	$47,378,564	$6,900,971

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund—16

LVIP SSgA International Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$8.657	$9.458	$7.942	$6.851	$7.932	$7.511

Income (loss) from investment operations:
Net investment income[2]	0.162	0.300	0.202	0.206	0.201	0.163
Net realized and unrealized gain (loss)	0.367	(0.849)	1.461	1.031	(1.180)	0.364

Total from investment operations	0.529	(0.549)	1.663	1.237	(0.979)	0.527

Less dividends and distributions from:
Net investment income	—	(0.252)	(0.147)	(0.146)	(0.102)	(0.106)

Total dividends and distributions	—	(0.252)	(0.147)	(0.146)	(0.102)	(0.106)

Net asset value, end of period	$9.186	$8.657	$9.458	$7.942	$6.851	$7.932

Total return[3]	6.11%	(5.84% )	20.98%	18.13%	(12.38% )	7.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,113,695	$1,861,073	$1,552,699	$800,954	$497,414	$187,470
Ratio of expenses to average net assets	0.41%	0.43%	0.47%	0.50%	0.54%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.48%	0.51%	0.54%	0.58%	0.64%
Ratio of net investment income to average net assets	3.54%	3.18%	2.32%	2.80%	2.71%	2.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.46%	3.13%	2.28%	2.76%	2.67%	2.12%
Portfolio turnover	1%	2%	6%	11%	19%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–17

LVIP SSgA International Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$8.660	$9.460	$7.944	$6.855	$7.934	$7.514

Income (loss) from investment operations:
Net investment income[2]	0.150	0.276	0.180	0.187	0.189	0.145
Net realized and unrealized gain (loss)	0.368	(0.847)	1.461	1.030	(1.186)	0.362

Total from investment operations	0.518	(0.571)	1.641	1.217	(0.997)	0.507

Less dividends and distributions from:
Net investment income	—	(0.229)	(0.125)	(0.128)	(0.082)	(0.087)

Total dividends and distributions	—	(0.229)	(0.125)	(0.128)	(0.082)	(0.087)

Net asset value, end of period	$9.178	$8.660	$9.460	$7.944	$6.855	$7.934

Total return[3]	5.98%	(6.08% )	20.69%	17.82%	(12.59% )	6.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$289,806	$288,408	$315,299	$217,638	$213,401	$222,194
Ratio of expenses to average net assets	0.66%	0.68%	0.72%	0.75%	0.79%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.73%	0.76%	0.79%	0.83%	0.89%
Ratio of net investment income to average net assets	3.29%	2.93%	2.07%	2.55%	2.46%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.21%	2.88%	2.03%	2.51%	2.42%	1.87%
Portfolio turnover	1%	2%	6%	11%	19%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–18

LVIP SSgA International Index Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA International Index Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP SSgA International Index Fund–19

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% of the first $500 million of average daily net assets of the Fund; 0.05% of the next $500 million and 0.10% of the average daily net assets of the Fund in excess of $1 billion. This agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSgA Funds Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$50,092
Legal	13,759

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,462 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$650,548
Distribution fees payable to LFD	61,368
Printing and mailing fees payble to Lincoln Life	4,970

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP SSgA International Index Fund–20

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$164,966,171
Sales	12,231,544

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,115,019,468

Aggregate unrealized appreciation	$574,189,209
Aggregate unrealized depreciation	(304,951,389)

Net unrealized appreciation	$269,237,820

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2018	Short-Term	Long-Term	Total
$56,183	$4,647,512	$17,275,276	$21,978,971

*Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSgA International Index Fund–21

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 3	Total
Common Stock	$2,298,536,570	$—	$2,298,536,570
Preferred Stock	13,869,402	—	13,869,402
Rights	103,438	96,982	200,420
Money Market Fund	71,650,896	—	71,650,896

Total	$2,384,160,306	$96,982	$2,384,257,288

Futures Contracts	$(2,215,732)	$—	$(2,215,732)

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	27,277,529	58,176,160
Service Class	1,913,289	3,819,696
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,901,131
Service Class	—	838,090

	29,190,818	68,735,077

Shares redeemed:
Standard Class	(12,175,920)	(13,259,598)
Service Class	(3,642,713)	(4,683,505)

	(15,818,633)	(17,943,103)

Net increase	13,372,185	50,791,974

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2015.

LVIP SSgA International Index Fund–22

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(2,215,732)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$301,041	$—
Equity contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,224,495	(1,576,172)

Total		$2,525,536	$(1,576,172)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$731,073	$79,435
Futures contracts (average notional value)	66,853,872	—

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP SSgA International Index Fund–23

LVIP SSgA International Index Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA International Index Fund–24

LVIP SSgA International Managed Volatility Fund (formerly LVIP SSgA International RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP SSgA International Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International Managed Volatility Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15
Actual*
Standard Class Shares	$1,000.00	$1,043.00	0.25%	$1.27
Service Class Shares	1,000.00	1,041.60	0.50%	2.53
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests significantly all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSgA International Managed Volatility Fund–1

LVIP SSgA International Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.73%
International Equity Fund	92.73%
Unaffiliated Investment Company	7.29%
Money Market Fund	7.29%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

LVIP SSgA International Managed Volatility Fund–2

LVIP SSgA International Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.73%
International Equity Fund–92.73%
*Lincoln Variable Insurance Products Trust– LVIP SSgA International Index Fund	5,279,909	$48,501,245

Total Affiliated Investment Company (Cost $49,026,846)		48,501,245

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–7.29%
Money Market Fund–7.29%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,815,088	$3,815,088

Total Unaffiliated Investment Company (Cost $3,815,088)		3,815,088

TOTAL VALUE OF SECURITIES–100.02% (Cost $52,841,934)	52,316,333
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(12,411)

NET ASSETS APPLICABLE TO 5,502,652 SHARES OUTSTANDING–100.00%	$52,303,922

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18)	British Pound Currency	$(1,761,424)	$(1,769,063)	9/15/15	$(7,638)
(21)	Euro Currency	(2,936,829)	(2,928,450)	9/15/15	8,379
(78)	Euro STOXX 50 Index	(3,006,152)	(2,986,815)	9/21/15	19,337
(17)	FTSE 100 Index	(1,752,269)	(1,734,463)	9/21/15	17,806
(21)	Japanese Yen Currency	(2,142,947)	(2,147,906)	9/15/15	(4,959)
(4)	Nikkei 225 Index (OSE)	(663,377)	(661,435)	9/11/15	1,942

		$(12,262,998)			$34,867

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Managed Volatility Fund–3

LVIP SSgA International Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$48,501,245
Investments in unaffiliated investment companies, at value	3,815,088
Receivables for fund shares sold	261,693
Foreign currencies collateral, at value	91,774
Cash collateral	52,282
Net unrealized appreciation from open futures contracts	34,867
Due from manager and affiliates	6,150
Prepaid printing and mailing fees to Lincoln Life	30
Dividends receivable from investment companies	27

TOTAL ASSETS	52,763,156

LIABILITIES:
Payable for investment companies purchased	392,257
Payables for fund shares redeemed	27,340
Accrued expenses payable	21,187
Due to manager and affiliates	18,450

TOTAL LIABILITIES	459,234

TOTAL NET ASSETS	$52,303,922

Investments in affiliated investment companies, at cost	$49,026,846
Investments in unaffiliated investment companies, at cost	3,815,088
Foreign currencies, at cost	91,774

Standard Class:
Net Assets	$9,744
Shares Outstanding	1,024
Net Asset Value Per Share	$9.515

Service Class:
Net Assets	$52,294,178
Shares Outstanding	5,501,628
Net Asset Value Per Share	$9.505

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$53,631,646
Accumulated net investment loss	(80,616)
Accumulated net realized loss on investments	(756,374)
Net unrealized depreciation of investments and derivatives	(490,734)

Total net assets	$52,303,922

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Managed Volatility Fund–4

LVIP SSgA International Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$109

EXPENSES:
Management fees	121,378
Distribution fees-Service Class	39,915
Accounting and administration expenses	21,340
Professional fees	9,884
Reports and statements to shareholders	2,916
Trustees’ fees and expenses	246
Pricing fees	158
Custodian fees	110
Consulting fees	6
Other	54

196,007
Less management fees waived	(89,436)
Less expenses reimbursed	(26,729)

Total operating expenses	79,842

NET INVESTMENT LOSS	(79,733)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments in affiliated investment companies	(19,486)
Foreign currencies	(3,997)
Futures contracts	(360,776)

Net realized loss	(384,259)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	543,418
Futures contracts	57,706

Net change in unrealized appreciation (depreciation)	601,124

NET REALIZED AND UNREALIZED GAIN	216,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,132

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	1/2/14* to 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(79,733)	$349,478
Net realized loss	(384,259)	(380,016)
Net change in unrealized appreciation (depreciation)	601,124	(1,091,858)

Net increase (decrease) in net assets resulting from operations	137,132	(1,122,396)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(222)
Service Class	—	(346,176)

	—	(346,398)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	499,989
Service Class	37,239,463	24,391,502
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	222
Service Class	—	346,176

	37,239,463	25,237,889

Cost of shares redeemed:
Standard Class	—	(496,468)
Service Class	(1,665,820)	(6,679,480)

	(1,665,820)	(7,175,948)

Increase in net assets derived from capital share transactions	35,573,643	18,061,941

NET INCREASE IN NET ASSETS	35,710,775	16,593,147
NET ASSETS:
Beginning of period	16,593,147	—

End of period	$52,303,922	$16,593,147

Accumulated net investment loss	$(80,616)	$(883)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Managed Volatility Fund–5

LVIP SSgA International Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP SSgA International Managed Volatility Fund Standard Class

	Six Months Ended 6/30/15[1] (unaudited)		1/2/14[2] to 12/31/14
Net asset value, beginning of period	$9.123		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)		0.334
Net realized and unrealized gain (loss)	0.405		(0.989)

Total from investment operations	0.392		(0.655)

Less dividends and distributions from:
Net investment income	—		(0.222)

Total dividends and distributions	—		(0.222)

Net asset value, end of period	$9.515		$9.123

Total return[4]	4.30%		(6.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10		$9
Ratio of expenses to average net assets[5]	0.25%		0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.97%		1.26%
Ratio of net investment income (loss) to average net assets	(0.25%	)	3.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.97%	)	2.26%
Portfolio turnover	1%		46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Managed Volatility Fund–6

LVIP SSgA International Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP SSgA International Managed Volatility Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)		1/2/14[2] to 12/31/14
Net asset value, beginning of period	$ 9.125		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)		0.302
Net realized and unrealized gain (loss)	0.404		(0.981)

Total from investment operations	0.380		(0.679)

Less dividends and distributions from:
Net investment income	—		(0.196)

Total dividends and distributions	—		(0.196)

Net asset value, end of period	$ 9.505		$ 9.125

Total return[4]	4.16%		(6.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 52,294		$16,584
Ratio of expenses to average net assets[5]	0.50%		0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.22%		1.51%
Ratio of net investment income (loss) to average net assets	(0.50%	)	3.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.22%	)	2.01%
Portfolio turnover	1%		46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Managed Volatility Fund–7

LVIP SSgA International Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA International Managed Volatility Fund (formerly, LVIP SSgA International RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSgA International Index Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The LVIP SSgA International Index Fund, which is advised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of the open-end Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates a tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. A tax position not deemed to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position expected to be taken on its federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended through June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments, which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP SSgA International Managed Volatility Fund–8

LVIP SSgA International Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.76% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment adviser of the Underlying Fund (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.56% of the average daily net assets of the Fund. This agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, fees for the administrative and legal services amounted to:

Administrative	$570
Legal	157

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $818 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $633 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$6,150
Management fees payable to LIAC	8,201
Distribution fees payable to LFD	10,249
Prepaid printing and mailing fees to Lincoln Life	30

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 100% of the Standard Class shares of the Fund.

LVIP SSgA International Managed Volatility Fund–9

LVIP SSgA International Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$32,715,267
Sales	234,053

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$52,841,934

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(525,601)

Net unrealized depreciation	$(525,601)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$85,296	$99,182	$184,478

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$52,316,333

Futures Contracts	$34,867

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA International Managed Volatility Fund–10

LVIP SSgA International Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	1/2/14* to 12/31/14
Shares sold:
Standard Class	—	50,000
Service Class	3,857,404	2,442,761
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	24
Service Class	—	37,669

	3,857,404	2,530,454

Shares redeemed:
Standard Class	—	(49,000)
Service Class	(173,254)	(662,952)

	(173,254)	(711,952)

Net increase	3,684,150	1,818,502

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Net unrealized appreciation from open futures contracts	$8,379	Net unrealized appreciation from open futures contracts	$(12,597)
Equity contracts (Futures contracts)	Net unrealized appreciation from open futures contracts	39,085	Net unrealized appreciation from open futures contracts	—

Total		$47,464		$(12,597)

LVIP SSgA International Managed Volatility Fund–11

LVIP SSgA International Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$24,378	$(38,248)
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(385,154)	95,954

Total		$(360,776)	$57,706

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,863,568	$3,180,989

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements except as disclosed above.

LVIP SSgA International Managed Volatility Fund–12

LVIP SSgA Large Cap Managed Volatility Fund (formerly LVIP SSgA Large Cap RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP SSgA Large Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Large Cap Managed Volatility Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period Janaury 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from Janaury 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$984.80	0.25%	$1.23
Service Class Shares	1,000.00	983.60	0.50%	2.46
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSgA Large Cap Managed Volatility Fund–1

LVIP SSgA Large Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	93.07%
Equity Fund	93.07%
Unaffiliated Investment Company	6.74%
Money Market Fund	6.74%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

LVIP SSgA Large Cap Managed Volatility Fund–2

LVIP SSgA Large Cap Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–93.07%
Equity Fund–93.07%
*Lincoln Variable Insurance Products Trust–LVIP SSgA S&P 500 Index Fund	9,364,129	$138,729,574

Total Affiliated Investment Company (Cost $130,244,618)		138,729,574

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.74%
Money Market Fund–6.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,045,902	$10,045,902

Total Unaffiliated Investment Company (Cost $10,045,902)		10,045,902

TOTAL VALUE OF SECURITIES–99.81% (Cost $140,290,520)	148,775,476
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	290,274

NET ASSETS APPLICABLE TO 12,980,136 SHARES OUTSTANDING–100.00%	$149,065,750

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(61) E-mini S&P 500 Index	$(6,268,625)	$(6,265,920)	9/21/15	$2,705

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap Managed Volatility Fund–3

LVIP SSgA Large Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$138,729,574
Investments in unaffiliated investment company, at value	10,045,902
Cash collateral	401,527
Receivable for fund shares sold	255,915
Expense reimbursement receivable from LIAC	6,262
Net unrealized appreciation from open futures contracts	2,705
Prepaid printing and mailing fees to Lincoln Life	141
Cash	137
Dividends receivable from investment company	81

TOTAL ASSETS	149,442,244

LIABILITIES:
Payable for investment company purchased	295,921
Due to manager and affiliates	54,387
Accrued expenses payable	23,558
Payable for fund shares redeemed	2,628

TOTAL LIABILITIES	376,494

TOTAL NET ASSETS	$149,065,750

Investments in affiliated investment company, at cost	130,244,618
Investments in unaffiliated investment company, at cost	10,045,902

Standard Class:
Net Assets	$13,155
Shares Outstanding	1,144
Net Asset Value Per Share	$11.499

Service Class:
Net Assets	$149,052,595
Shares Outstanding	12,978,992
Net Asset Value Per Share	$11.484

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$147,550,053
Accumulated net investment loss	(223,850)
Accumulated net realized loss on investments	(6,748,114)
Net unrealized appreciation of investments and derivatives	8,487,661

Total net assets	$149,065,750

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap Managed Volatility Fund–4

LVIP SSgA Large Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment company	$391

EXPENSES:
Management fees	455,369
Distribution fees-Service Class	162,615
Accounting and administration expenses	41,796
Professional fees	9,601
Reports and statements to shareholders	4,405
Consulting fees	1,832
Trustees’ fees and expenses	1,281
Custodian fees	870
Pricing fees	111
Other	236

678,116
Less management fees waived	(325,263)
Less expenses reimbursed	(27,606)

Total operating expenses	325,247

NET INVESTMENT LOSS	(324,856)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment company	(150,724)
Futures contracts	(3,097,034)

Net realized loss	(3,247,758)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment company	1,183,530
Futures contracts	49,223

Net change in unrealized appreciation (depreciation)	1,232,753

NET REALIZED AND UNREALIZED LOSS	(2,015,005)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,339,861)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 12/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(324,856)	$1,418,557
Net realized loss	(3,247,758)	(2,551,619)
Net change in unrealized appreciation (depreciation)	1,232,753	5,493,896

Net increase (decrease) in net assets resulting from operations	(2,339,861)	4,360,834

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(276)
Service Class	—	(1,942,032)

	—	(1,942,308)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37	15,010
Service Class	62,393,886	84,597,885
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	276
Service Class	—	1,942,032

	62,393,923	86,555,203

Cost of shares redeemed:
Standard Class	(16)	(120,409)
Service Class	(17,261,510)	(10,347,340)

	(17,261,526)	(10,467,749)

Increase in net assets derived from capital share transactions	45,132,397	76,087,454

NET INCREASE IN NET ASSETS	42,792,536	78,505,980
NET ASSETS:
Beginning of period	106,273,214	27,767,234

End of period	$149,065,750	$106,273,214

Undistributed (accumulated) net investment income (loss)	$(223,850)	$101,006

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap Managed Volatility Fund–5

LVIP SSgA Large Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended 12/31/14	5/1/13[2] to 12/31/13
Net asset value, beginning of period	$11.676		$11.194	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.287	0.310
Net realized and unrealized gain (loss)	(0.163)		0.442	1.032

Total from investment operations	(0.177)		0.729	1.342

Less dividends and distributions from:
Net investment income	—		(0.247)	(0.148)
Return of capital	—		—	— [4]

Total dividends and distributions	—		(0.247)	(0.148)

Net asset value, end of period	$11.499		$11.676	$11.194

Total return[5]	(1.52%	)	6.49%	13.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13		$13	$115
Ratio of expenses to average net assets[6]	0.25%		0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	0.79%		0.83%	1.41%
Ratio of net investment income to average net assets	(0.25%	)	2.54%	4.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(0.79%	)	1.96%	3.21%
Portfolio turnover	9%		8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $2 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap Managed Volatility Fund–6

LVIP SSgA Large Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap Managed Volatility Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)		Year Ended 12/31/14	5/1/13[2] to 12/31/13
Net asset value, beginning of period	$11.675		$11.193	$10.000

Income from (loss) investment operations:
Net investment income (loss)[3]	(0.029)		0.265	0.298
Net realized and unrealized gain (loss)	(0.162)		0.435	1.025

Total from investment operations	(0.191)		0.700	1.323

Less dividends and distributions from:
Net investment income	—		(0.218)	(0.130)
Return of capital	—		—	— [4]

Total dividends and distributions	—		(0.218)	(0.130)

Net asset value, end of period	$11.484		$11.675	$11.193

Total return[5]	(1.64%	)	6.23%	13.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,053		$106,260	$27,652
Ratio of expenses to average net assets[6]	0.50%		0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	1.04%		1.08%	1.66%
Ratio of net investment income to average net assets	(0.50%	)	2.29%	4.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(1.04%	)	1.71%	2.97%
Portfolio turnover	9%		8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $514 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap Managed Volatility Fund–7

LVIP SSgA Large Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA Large Cap Managed Volatility Fund (formerly LVIP SSgA Large Cap RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSgA S&P 500 Index Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The LVIP S&P 500 Index Fund, which is advised by an unaffiliated adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2013-December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidlines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP SSgA Large Cap Managed Volatility Fund–8

LVIP SSgA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.50% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$2,708
Legal	744

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $3,862 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,145 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$6,262
Management fees payable to LIAC	24,173
Distribution fees payable to LFD	30,214
Prepaid printing and mailing fees to Lincoln Life	141

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 89.23% of the Standard Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$48,561,425
Sales	10,737,601

LVIP SSgA Large Cap Managed Volatility Fund–9

LVIP SSgA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$140,290,520

Aggregate unrealized appreciation	$8,484,956

Aggregate unrealized depreciation	—

Net unrealized appreciation	$8,484,956

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$48,695	$49,484	$98,179

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$148,775,476

Futures Contracts	$2,705

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Large Cap Managed Volatility Fund–10

LVIP SSgA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/15
Shares sold:
Standard Class	3	1,352
Service Class	5,355,876	7,361,588
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	23
Service Class	—	164,649

	5,355,879	7,527,612

Shares redeemed:
Standard Class	(1)	(10,492)
Service Class	(1,478,321)	(895,294)

	(1,478,322)	(905,786)

Net increase	3,877,557	6,621,826

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized appreciation from open futures contracts	$2,705	Net unrealized appreciation from open futures contracts	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,097,034)	$49,223

LVIP SSgA Large Cap Managed Volatility Fund–11

LVIP SSgA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$3,720,752	$11,467,855

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Large Cap Managed Volatility Fund–12

LVIP SSgA Mid-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP SSgA Mid-Cap Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Mid-Cap Index Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,040.30	0.32%	$1.62
Service Class Shares	1,000.00	1,039.00	0.57%	2.88
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.21	0.32%	$1.61
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Mid-Cap Index Fund–1

LVIP SSgA Mid-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.71%
Aerospace & Defense	1.69%
Airlines	0.84%
Auto Components	0.50%
Automobiles	0.16%
Banks	5.53%
Beverages	0.13%
Biotechnology	0.49%
Building Products	1.04%
Capital Markets	2.11%
Chemicals	3.30%
Commercial Services & Supplies	1.67%
Communications Equipment	0.92%
Construction & Engineering	0.55%
Construction Materials	0.23%
Consumer Finance	0.26%
Containers & Packaging	1.86%
Distributors	0.56%
Diversified Consumer Services	1.00%
Diversified Financial Services	0.71%
Electric Utilities	1.52%
Electrical Equipment	1.02%
Electronic Equipment, Instruments & Components	3.54%
Energy Equipment & Services	2.05%
Food & Staples Retailing	0.52%
Food Products	2.15%
Gas Utilities	1.50%
Health Care Equipment & Supplies	3.57%
Health Care Providers & Services	3.34%
Health Care Technology	0.23%
Hotels, Restaurants & Leisure	1.77%
Household Durables	1.85%
Household Products	1.15%
Independent Power & Renewable Electricity Producers	0.09%
Industrial Conglomerates	0.40%
Insurance	5.03%
Internet & Catalog Retail	0.14%
Internet Software & Services	0.27%
IT Services	3.33%
Leisure Products	1.01%
Life Sciences Tools & Services	1.19%
Machinery	4.33%
Marine	0.26%

Security Type/Sector	Percentage of Net Assets
Media	1.44%
Metals & Mining	1.55%
Multiline Retail	0.30%
Multi-Utilities	0.93%
Oil, Gas & Consumable Fuels	2.41%
Paper & Forest Products	0.30%
Personal Products	0.16%
Pharmaceuticals	0.21%
Professional Services	1.24%
Real Estate Investment Trusts	8.83%
Real Estate Management & Development	0.58%
Road & Rail	0.90%
Semiconductors & Semiconductor Equipment	2.08%
Software	5.19%
Specialty Retail	4.36%
Technology Hardware, Storage & Peripherals	0.73%
Textiles, Apparel & Luxury Goods	0.93%
Thrifts & Mortgage Finance	0.64%
Trading Companies & Distributors	0.69%
Water Utilities	0.26%
Wireless Telecommunication Services	0.17%
Money Market Fund	2.25%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Advance Auto Parts	0.71%
Church & Dwight	0.65%
Signet Jewelers	0.63%
Centene	0.58%
Mettler-Toledo International	0.58%
Foot Locker	0.57%
Hologic	0.57%
Jarden	0.57%
LKQ	0.56%
Omnicare	0.56%
Total	5.98%

LVIP SSgA Mid-Cap Index Fund–2

LVIP SSgA Mid-Cap Index Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.71%
Aerospace & Defense–1.69%
B/E Aerospace	70,282	$3,858,482
†Esterline Technologies	20,359	1,941,027
Huntington Ingalls Industries	32,190	3,624,272
†KLX	34,291	1,513,262
Orbital ATK	38,700	2,839,032
†Teledyne Technologies	23,000	2,426,730
Triumph Group	32,996	2,177,406

		18,380,211

Airlines–0.84%
Alaska Air Group	85,753	5,525,066
†JetBlue Airways	174,321	3,618,904

		9,143,970

Auto Components–0.50%
Dana Holding	107,600	2,214,408
Gentex	192,938	3,168,042

		5,382,450

Automobiles–0.16%
Thor Industries	30,382	1,709,899

		1,709,899

Banks–5.53%
Associated Banc-Corp	101,294	2,053,229
BancorpSouth	55,956	1,441,427
Bank of Hawaii	28,482	1,899,180
Bank of the Ozarks	45,900	2,099,925
Cathay General Bancorp	48,536	1,574,993
City National	32,088	2,900,434
Commerce Bancshares	55,456	2,593,677
Cullen/Frost Bankers	35,898	2,820,865
East West Bancorp	95,864	4,296,624
First Horizon National	153,036	2,398,074
First Niagara Financial Group	231,252	2,183,019
FirstMerit	108,004	2,249,723
Fulton Financial	116,948	1,527,341
Hancock Holding	52,552	1,676,934
International Bancshares	37,705	1,013,133
PacWest Bancorp	64,930	3,036,127
Prosperity Bancshares	39,310	2,269,759
†Signature Bank	33,692	4,932,172
†SVB Financial Group	33,892	4,879,770
Synovus Financial	88,956	2,741,624
TCF Financial	112,207	1,863,758
Trustmark	44,124	1,102,218
Umpqua Holdings	143,944	2,589,553
Valley National Bancorp	144,269	1,487,413
Webster Financial	59,166	2,340,015

		59,970,987

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–0.13%
†Boston Beer Class A	5,900	$1,368,741

		1,368,741

Biotechnology–0.49%
†United Therapeutics	30,481	5,302,170

		5,302,170

Building Products–1.04%
Fortune Brands Home & Security	105,506	4,834,285
Lennox International	27,483	2,959,644
Smith (A.O.)	49,040	3,529,899

		11,323,828

Capital Markets–2.11%
Eaton Vance	77,322	3,025,610
Federated Investors Class B	62,274	2,085,556
Janus Capital Group	96,576	1,653,381
Raymond James Financial	84,729	5,048,154
SEI Investments	84,962	4,165,687
†Stifel Financial	45,000	2,598,300
Waddell & Reed Financial Class A	55,857	2,642,595
WisdomTree Investments	74,700	1,640,786

		22,860,069

Chemicals–3.30%
Albemarle	74,246	4,103,576
Ashland	40,933	4,989,733
Cabot	41,610	1,551,637
†Chemours	119,700	1,915,200
Cytec Industries	46,579	2,819,427
Minerals Technologies	22,663	1,544,030
NewMarket	6,920	3,071,719
Olin	50,545	1,362,188
PolyOne	58,173	2,278,636
RPM International	87,359	4,277,970
Scotts Miracle-Gro Class A	29,042	1,719,577
Sensient Technologies	31,091	2,124,759
Valspar	49,543	4,053,608

		35,812,060

Commercial Services & Supplies–1.67%
†Clean Harbors	35,002	1,881,007
†Copart	74,307	2,636,412
Deluxe	32,592	2,020,704
Donnelley (R.R.) & Sons	138,368	2,411,754
Herman Miller	38,809	1,122,744
HNI	28,883	1,477,365
MSA Safety	20,558	997,269
Rollins	62,827	1,792,454
Waste Connections	81,028	3,818,039

		18,157,748

Communications Equipment–0.92%
†ARRIS Group	86,320	2,641,392

LVIP SSgA Mid-Cap Index Fund–3

LVIP SSgA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Ciena	76,493	$1,811,354
InterDigital	24,274	1,380,948
†JDS Uniphase	152,032	1,760,531
Plantronics	25,578	1,440,297
†Polycom	87,654	1,002,762

		10,037,284

Construction & Engineering–0.55%
†AECOM	98,986	3,274,457
Granite Construction	23,567	836,864
KBR	94,571	1,842,243

		5,953,564

Construction Materials–0.23%
Eagle Materials	32,892	2,510,646

		2,510,646

Consumer Finance–0.26%
†SLM	282,278	2,786,084

		2,786,084

Containers & Packaging–1.86%
AptarGroup	40,721	2,596,778
Bemis	63,700	2,867,137
Greif Class A	22,156	794,293
Packaging Corp of America	65,581	4,098,157
Rock-Tenn Class A	93,164	5,608,473
Silgan Holdings	27,181	1,434,070
Sonoco Products	65,788	2,819,674

		20,218,582

Distributors–0.56%
†LKQ	201,352	6,089,891

		6,089,891

Diversified Consumer Services–1.00%
†Apollo Education Group Class A	63,083	812,509
DeVry Education Group	37,505	1,124,400
Graham Holdings	2,958	3,179,998
Service Corp International	132,593	3,902,212
Sotheby’s	40,127	1,815,345

		10,834,464

Diversified Financial Services–0.71%
CBOE Holdings	54,858	3,138,975
MSCI	74,415	4,580,243

		7,719,218

Electric Utilities–1.52%
Cleco	39,511	2,127,667
Great Plains Energy	100,683	2,432,501
Hawaiian Electric Industries	71,287	2,119,362
IDACORP	32,793	1,840,999
OGE Energy	132,167	3,776,011

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
PNM Resources	52,047	$1,280,356
Westar Energy	86,337	2,954,452

		16,531,348

Electrical Equipment–1.02%
Acuity Brands	28,780	5,179,824
Hubbell Class B	35,199	3,811,348
Regal Beloit	29,183	2,118,394

		11,109,566

Electronic Equipment, Instruments & Components–3.54%
†Arrow Electronics	62,483	3,486,551
Avnet	89,055	3,661,051
Belden	27,780	2,256,569
Cognex	57,800	2,780,180
FEI	27,278	2,262,165
†Ingram Micro	102,086	2,555,213
†IPG Photonics	23,300	1,984,577
Jabil Circuit	126,200	2,686,798
†Keysight Technologies	112,200	3,499,518
†Knowles	55,557	1,005,582
National Instruments	66,081	1,946,746
†Tech Data	24,970	1,437,273
†Trimble Navigation	171,880	4,032,305
Vishay Intertechnology	88,650	1,035,432
†Zebra Technologies	34,293	3,808,238

		38,438,198

Energy Equipment & Services–2.05%
Atwood Oceanics	39,307	1,039,277
†Dresser-Rand Group	50,941	4,339,154
†Dril-Quip	25,375	1,909,469
†Helix Energy Solutions Group	64,381	813,132
Nabors Industries	193,400	2,790,762
Oceaneering International	65,099	3,032,962
†Oil States International	33,598	1,250,854
Patterson-UTI Energy	95,664	1,799,918
Rowan	81,329	1,716,855
Superior Energy Services	99,388	2,091,124
Tidewater	30,591	695,333
†Unit	30,281	821,221

		22,300,061

Food & Staples Retailing–0.52%
Casey’s General Stores	25,400	2,431,796
†SUPERVALU	134,853	1,090,961
†United Natural Foods	32,691	2,081,763

		5,604,520

Food Products–2.15%
Dean Foods	61,472	994,002
Flowers Foods	120,424	2,546,968
†Hain Celestial Group	67,984	4,477,426

LVIP SSgA Mid-Cap Index Fund–4

LVIP SSgA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Ingredion	47,395	$3,782,595
Lancaster Colony	12,636	1,147,981
†Post Holdings	36,481	1,967,420
Tootsie Roll Industries	13,385	432,469
†TreeHouse Foods	28,000	2,268,840
†WhiteWave Foods	115,920	5,666,170

		23,283,871

Gas Utilities–1.50%
Atmos Energy	66,984	3,434,940
National Fuel Gas	55,955	3,295,190
ONE Gas	34,096	1,451,126
Questar	114,623	2,396,767
UGI	112,918	3,890,025
WGL Holdings	32,496	1,764,208

		16,232,256

Health Care Equipment & Supplies–3.57%
†Align Technology	47,432	2,974,461
Cooper	32,188	5,728,498
†Halyard Health	30,400	1,231,200
Hill-Rom Holdings	36,905	2,005,049
†Hologic	161,709	6,154,645
†IDEXX Laboratories	61,588	3,950,254
ResMed	93,258	5,256,953
†Sirona Dental Systems	36,302	3,645,447
STERIS	38,909	2,507,296
Teleflex	27,476	3,721,624
†Thoratec	35,305	1,573,544

		38,748,971

Health Care Providers & Services–3.34%
†Centene	78,710	6,328,284
†Community Health Systems	78,212	4,925,010
†Health Net	51,148	3,279,610
†LifePoint Health	28,914	2,514,072
†MEDNAX	61,583	4,563,916
†Molina Healthcare	26,600	1,869,980
Omnicare	64,082	6,039,729
Owens & Minor	41,216	1,401,344
†VCA	53,663	2,919,536
†WellCare Health Plans	28,681	2,433,009

		36,274,490

Health Care Technology–0.23%
†Allscripts Healthcare Solutions	110,894	1,517,030
†HMS Holdings	57,761	991,756

		2,508,786

Hotels, Restaurants & Leisure–1.77%
Brinker International	41,220	2,376,333
†Buffalo Wild Wings	12,400	1,942,956
Cheesecake Factory	30,385	1,657,046

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza	36,302	$4,116,647
Dunkin’ Brands Group	63,800	3,509,000
International Speedway Class A	18,251	669,264
†Panera Bread Class A	16,648	2,909,571
Wendy’s	180,086	2,031,370

		19,212,187

Household Durables–1.85%
†Jarden	118,531	6,133,979
KB Home	59,466	987,136
MDC Holdings	25,572	766,393
†NVR	2,513	3,367,420
†Tempur Sealy International	39,812	2,623,611
†Toll Brothers	106,195	4,055,587
Tupperware Brands	32,493	2,097,098

		20,031,224

Household Products–1.15%
Church & Dwight	86,550	7,021,801
Energizer Holdings	41,114	5,408,547

		12,430,348

Independent Power & Renewable Electricity Producers–0.09%
†Talen Energy	54,500	935,220

		935,220

Industrial Conglomerates–0.40%
Carlisle	43,218	4,326,986

		4,326,986

Insurance–5.03%
†Alleghany	10,630	4,982,919
American Financial Group	48,932	3,182,537
Aspen Insurance Holdings	40,620	1,945,698
Berkley (W.R.)	65,790	3,416,475
Brown & Brown	76,919	2,527,558
CNO Financial Group	130,800	2,400,180
Everest Re Group	29,185	5,311,962
First American Financial	71,897	2,675,287
Gallagher (Arthur J.)	111,189	5,259,240
Hanover Insurance Group	28,981	2,145,463
HCC Insurance Holdings	63,084	4,847,375
Kemper	32,694	1,260,354
Mercury General	23,767	1,322,634
Old Republic International	157,346	2,459,318
Primerica	34,100	1,558,029
Reinsurance Group of America	43,827	4,157,867
RenaissanceRe Holdings	30,512	3,097,273
StanCorp Financial Group	27,481	2,077,838

		54,628,007

LVIP SSgA Mid-Cap Index Fund–5

LVIP SSgA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail–0.14%
HSN	21,262	$1,492,380

		1,492,380

Internet Software & Services–0.27%
†Rackspace Hosting	78,615	2,923,692

		2,923,692

IT Services–3.33%
†Acxiom	50,442	886,770
Broadridge Financial Solutions	78,922	3,946,889
Convergys	64,687	1,648,872
†CoreLogic	58,669	2,328,573
DST Systems	18,664	2,351,291
†Gartner	54,966	4,714,983
Global Payments	43,826	4,533,800
Jack Henry & Associates	53,456	3,458,603
Leidos Holdings	40,617	1,639,708
MAXIMUS	43,000	2,826,390
†NeuStar Class A	36,403	1,063,332
Science Applications International	25,675	1,356,924
†VeriFone Systems	74,306	2,523,432
†WEX	25,371	2,891,533

		36,171,100

Leisure Products–1.01%
Brunswick	60,671	3,085,727
Polaris Industries	40,421	5,986,754
†Vista Outdoor	41,718	1,873,138

		10,945,619

Life Sciences Tools & Services–1.19%
†Bio-Rad Laboratories Class A	13,537	2,038,808
Bio-Techne	24,261	2,388,981
†Charles River Laboratories International	30,889	2,172,732
†Mettler-Toledo International	18,354	6,267,157

		12,867,678

Machinery–4.33%
AGCO	52,561	2,984,414
CLARCOR	32,793	2,041,036
Crane	31,891	1,872,958
Donaldson	82,942	2,969,324
Graco	38,512	2,735,507
IDEX	51,148	4,019,210
ITT	59,469	2,488,183
Kennametal	51,745	1,765,539
Lincoln Electric Holdings	50,748	3,090,046
Nordson	37,410	2,913,865
Oshkosh	51,056	2,163,753
SPX	26,781	1,938,677
Terex	69,403	1,613,620
Timken	48,641	1,778,801

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Trinity Industries	101,685	$2,687,535
Valmont Industries	15,650	1,860,316
Wabtec	63,976	6,029,098
Woodward	37,809	2,079,117

		47,030,999

Marine–0.26%
†Kirby	36,397	2,790,194

		2,790,194

Media–1.44%
†AMC Networks Class A	39,309	3,217,442
Cinemark Holdings	69,692	2,799,528
†DreamWorks Animation SKG Class A	47,332	1,248,618
John Wiley & Sons Class A	30,286	1,646,650
†Live Nation Entertainment	96,756	2,659,822
Meredith	23,868	1,244,716
New York Times Class A	85,932	1,172,972
Time	71,505	1,645,330

		15,635,078

Metals & Mining–1.55%
Carpenter Technology	34,398	1,330,515
Commercial Metals	76,717	1,233,609
Compass Minerals International	21,962	1,803,959
Reliance Steel & Aluminum	49,243	2,978,217
Royal Gold	42,620	2,624,966
Steel Dynamics	157,788	3,268,578
TimkenSteel	24,571	663,171
United States Steel	95,116	1,961,292
Worthington Industries	32,896	988,854

		16,853,161

Multiline Retail–0.30%
Big Lots	34,902	1,570,241
†J. C. Penney	199,161	1,686,894

		3,257,135

Multi-Utilities–0.93%
Alliant Energy	74,804	4,317,687
Black Hills	29,182	1,273,794
MDU Resources Group	127,053	2,481,345
Vectren	53,952	2,076,073

		10,148,899

Oil, Gas & Consumable Fuels–2.41%
California Resources	201,500	1,217,060
Denbury Resources	230,800	1,467,888
Energen	51,934	3,547,092
†Gulfport Energy	70,657	2,843,944
HollyFrontier	129,744	5,538,771
Peabody Energy	179,500	393,105
QEP Resources	107,500	1,989,825
†Rosetta Resources	50,413	1,166,557

LVIP SSgA Mid-Cap Index Fund–6

LVIP SSgA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy	44,110	$2,034,353
Western Refining	46,100	2,010,882
World Fuel Services	47,133	2,260,027
†WPX Energy	133,172	1,635,352

		26,104,856

Paper & Forest Products–0.30%
Domtar	41,620	1,723,068
†Louisiana-Pacific	92,960	1,583,109

		3,306,177

Personal Products–0.16%
Avon Products	284,000	1,777,840

		1,777,840

Pharmaceuticals–0.21%
†Akorn	51,400	2,244,124

		2,244,124

Professional Services–1.24%
CEB	21,862	1,903,306
†FTI Consulting	27,075	1,116,573
ManpowerGroup	51,747	4,625,147
Towers Watson Class A	45,918	5,776,484

		13,421,510

Real Estate Investment Trusts–8.83%
Alexandria Real Estate Equities	47,732	4,174,641
American Campus Communities	73,293	2,762,413
BioMed Realty Trust	134,981	2,610,533
Camden Property Trust	57,458	4,267,980
Communications Sales & Leasing	78,780	1,947,442
Corporate Office Properties Trust	62,861	1,479,748
Corrections of America	76,314	2,524,467
Douglas Emmett	90,900	2,448,846
Duke Realty	228,507	4,243,375
Equity One	53,417	1,246,753
Extra Space Storage	73,503	4,793,866
Federal Realty Investment Trust	45,424	5,818,360
Highwoods Properties	62,366	2,491,522
Home Properties	37,705	2,754,350
Hospitality Properties Trust	97,976	2,823,668
Kilroy Realty	58,351	3,918,270
Lamar Advertising	53,621	3,082,135
LaSalle Hotel Properties	73,792	2,616,664
Liberty Property Trust	99,072	3,192,100
Mack-Cali Realty	54,663	1,007,439
Mid-America Apartment Communities	49,938	3,635,986
National Retail Properties	88,827	3,109,833
Omega Healthcare Investors	106,521	3,656,863
Potlatch	26,475	935,097
Rayonier	82,733	2,113,828
Regency Centers	62,470	3,684,481

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Senior Housing Properties Trust	153,475	$2,693,486
Tanger Factory Outlet Centers	63,600	2,016,120
Taubman Centers	41,316	2,871,462
UDR	171,363	5,488,757
Urban Edge Properties	60,300	1,253,637
Weingarten Realty Investors	75,607	2,471,593
WP GLIMCHER	120,916	1,635,993

		95,771,708

Real Estate Management & Development–0.58%
Alexander & Baldwin	29,679	1,169,353
Jones Lang LaSalle	29,682	5,075,622

		6,244,975

Road & Rail–0.90%
Con-way	37,605	1,442,904
†Genesee & Wyoming	33,523	2,553,782
Landstar System	29,283	1,958,154
†Old Dominion Freight Line	44,329	3,041,191
Werner Enterprises	29,184	766,080

		9,762,111

Semiconductors & Semiconductor Equipment–2.08%
†Advanced Micro Devices	411,293	987,103
Atmel	271,875	2,679,328
†Cree	72,925	1,898,238
†Cypress Semiconductor	220,156	2,589,035
†Fairchild Semiconductor International	76,530	1,330,091
†Integrated Device Technology	96,850	2,101,645
Intersil Class A	85,237	1,066,315
†Silicon Laboratories	25,574	1,381,252
†SunEdison	192,953	5,771,224
Teradyne	142,277	2,744,523

		22,548,754

Software–5.19%
†ACI Worldwide	75,709	1,860,170
Advent Software	29,382	1,298,978
†ANSYS	59,371	5,417,010
†Cadence Design Systems	193,833	3,810,757
CDK Global	106,100	5,727,278
†CommVault Systems	27,582	1,169,753
FactSet Research Systems	25,765	4,187,070
Fair Isaac	20,559	1,866,346
†Fortinet	94,352	3,899,568
†Informatica	69,402	3,363,915
†Manhattan Associates	48,400	2,887,060
Mentor Graphics	63,878	1,688,296
†PTC	75,118	3,081,340
†Rovi	60,074	958,180
†SolarWinds	43,321	1,998,398
Solera Holdings	43,927	1,957,387
†Synopsys	102,685	5,200,995

LVIP SSgA Mid-Cap Index Fund–7

LVIP SSgA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	22,300	$2,885,174
†Ultimate Software Group	18,652	3,065,270

		56,322,945

Specialty Retail–4.36%
Aaron’s	42,133	1,525,636
Abercrombie & Fitch	45,334	975,134
Advance Auto Parts	48,425	7,713,618
American Eagle Outfitters	114,615	1,973,670
†ANN	29,886	1,443,195
†Ascena Retail Group	86,138	1,434,628
†Cabela’s	31,186	1,558,676
Chico’s FAS	93,682	1,557,932
CST Brands	50,439	1,970,147
Dick’s Sporting Goods	64,083	3,317,577
Foot Locker	92,768	6,216,384
Guess	41,710	799,581
†Murphy USA	28,082	1,567,537
†Office Depot	326,796	2,830,053
Rent-A-Center	34,597	980,825
Signet Jewelers	53,048	6,802,876
Williams-Sonoma	55,961	4,603,911

		47,271,380

Technology Hardware, Storage & Peripherals–0.73%
†3D Systems	68,288	1,332,982
Diebold	42,319	1,481,165
Lexmark International Class A	39,615	1,750,983
†NCR	112,309	3,380,501

		7,945,631

Textiles, Apparel & Luxury Goods–0.93%
Carter’s	34,499	3,667,244
†Deckers Outdoor	22,564	1,623,931
†Kate Spade	83,233	1,792,839

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Skechers U.S.A. Class A	27,200	$2,986,288

		10,070,302

Thrifts & Mortgage Finance–0.64%
New York Community Bancorp	294,015	5,403,996
Washington Federal	64,087	1,496,431

		6,900,427

Trading Companies & Distributors–0.69%
GATX	28,985	1,540,553
MSC Industrial Direct	33,186	2,315,387
†NOW	69,898	1,391,669
Watsco	17,850	2,208,759

		7,456,368

Water Utilities–0.26%
Aqua America	115,526	2,829,232

		2,829,232

Wireless Telecommunication Services–0.17%
Telephone & Data Systems	64,182	1,886,951

		1,886,951

Total Common Stock (Cost $1,041,362,490)		1,060,139,131

MONEY MARKET FUND–2.25%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	24,423,300	24,423,300

Total Money Market Fund (Cost $24,423,300)		24,423,300

TOTAL VALUE OF SECURITIES–99.96% (Cost $1,065,785,790)	1,084,562,431
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	439,709

NET ASSETS APPLICABLE TO 103,189,415 SHARES OUTSTANDING–100.00%	$1,085,002,140

NET ASSET VALUE PER SHARE–LVIP SSgA MID-CAP INDEX FUND STANDARD CLASS ($1,084,991,617 / 103,188,413 Shares)	$10.515

NET ASSET VALUE PER SHARE–LVIP SSgA MID-CAP INDEX FUND SERVICE CLASS ($10,523 / 1,002 Shares)	$10.502

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,050,614,607
Undistributed net investment income	4,824,183
Accumulated net realized gain on investments	11,240,452
Net unrealized appreciation of investments and derivatives	18,322,898

Total net assets	$1,085,002,140

† Non-income producing for the period.

LVIP SSgA Mid-Cap Index Fund–8

LVIP SSgA Mid-Cap Index Fund

Statement of Net Assets (continued)

«	Includes $1,610,861 cash pledged as collateral for futures contracts, $1,489 cash due to custodian, $9,252,431 payable for securities purchased and $30,606 payable for fund shares redeemed as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
204 E-mini S&P MidCap 400 Index	$31,014,983	$30,561,240	9/21/15	$(453,743)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Mid-Cap Index Fund–9

LVIP SSgA Mid-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$6,375,802

EXPENSES:
Management fees	1,133,826
Accounting and administration expenses	98,254
Index fees	84,831
Professional fees	19,238
Trustees’ fees and expenses	7,741
Reports and statements to shareholders	6,145
Custodian fees	4,909
Pricing fees	789
Consulting fees	124
Distribution fees-Service Class	13
Other	247

Total operating expenses	1,356,117

NET INVESTMENT INCOME	5,019,685

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	9,860,301
Futures contracts	1,595,792

Net realized gain	11,456,093

Net change in unrealized appreciation (depreciation) of:
Investments	11,149,196
Futures contracts	(900,744)

Net change in unrealized appreciation (depreciation)	10,248,452

NET REALIZED AND UNREALIZED GAIN	21,704,545

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,724,230

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Mid-Cap Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	9/2/14* to 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,019,685	$1,658,694
Net realized gain (loss)	11,456,093	(215,641)
Net change in unrealized appreciation (depreciation)	10,248,452	8,074,446

Net increase in net assets resulting from operations	26,724,230	9,517,499

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,854,183)
Service Class	—	(19)

	—	(1,854,202)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	382,578,259	689,454,669
Service Class	—	10,000
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,854,183
Service Class	—	19

	382,578,259	691,318,871

Cost of shares redeemed:
Standard Class	(17,974,366)	(5,308,151)

	(17,974,366)	(5,308,151)

Increase in net assets derived from capital share transactions	364,603,893	686,010,720

NET INCREASE IN NET ASSETS	391,328,123	693,674,017
NET ASSETS:
Beginning of period	693,674,017	—

End of period	$1,085,002,140	$693,674,017

Undistributed (distributions in excess of) net investment income	$4,824,183	$(195,502)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Mid-Cap Index Fund–10

LVIP SSgA Mid-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP SSgA Mid-Cap Index Fund Standard Class

	Six Months Ended 6/30/15[1] (unaudited)	9/2/14[2] to 12/31/14
Net asset value, beginning of period	$10.107	$10.000

Income from investment operations:
Net investment income[3]	0.062	0.043
Net realized and unrealized gain	0.346	0.091

Total from investment operations	0.408	0.134

Less dividends and distributions from:
Net investment income	—	(0.027)

Total dividends and distributions	—	(0.027)

Net asset value, end of period	$10.515	$10.107

Total return[4]	4.03%	1.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,084,992	$693,664
Ratio of expenses to average net assets	0.32%	0.33%
Ratio of net investment income to average net assets	1.19%	1.33%
Portfolio turnover	11%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Mid-Cap Index Fund–11

LVIP SSgA Mid-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

LVIP SSgA Mid-Cap Index Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)	9/2/14[2] to 12/31/14
Net asset value, beginning of period	$10.106	$10.000

Income from investment operations:
Net investment income[3]	0.049	0.035
Net realized and unrealized gain	0.347	0.090

Total from investment operations	0.396	0.125

Less dividends and distributions from:
Net investment income	—	(0.019)

Total dividends and distributions	—	(0.019)

Net asset value, end of period	$10.502	$10.106

Total return[4]	3.90%	1.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10
Ratio of expenses to average net assets	0.57%	0.58%
Ratio of net investment income to average net assets	0.94%	1.08%
Portfolio turnover	11%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Mid-Cap Index Fund–12

LVIP SSgA Mid-Cap Index Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA Mid-Cap Index Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA Mid-Cap Index Fund–13

LVIP SSgA Mid-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.27% of the average daily net assets of the Fund.

SSgA Funds Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$16,906
Legal	4,644

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,700 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$233,591
Distribution fees payable to LFD	2
Printing and mailing fees payable to Lincoln Life	2,700

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 100.00% of the Service Class shares of the Fund.

3. Investments

For the six months ended June 30, 2015 , the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$455,416,222
Sales	90,683,244

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,065,785,790

Aggregate unrealized appreciation	$63,493,074
Aggregate unrealized depreciation	(44,716,433)

Net unrealized appreciation	$18,776,641

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP SSgA Mid-Cap Index Fund–14

LVIP SSgA Mid-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$1,060,139,131
Money Market Fund	24,423,300

Total	$1,084,562,431

Futures Contracts	$(453,743)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	9/2/14* to 12/31/14
Shares sold:
Standard Class	36,267,163	68,984,405
Service Class	—	1,000
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	183,855
Service Class	—	2

	36,267,163	69,169,262

Shares redeemed:
Standard Class	(1,708,409)	(538,601)

	(1,708,409)	(538,601)

Net increase	34,558,754	68,630,661

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract

LVIP SSgA Mid-Cap Index Fund–15

LVIP SSgA Mid-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(453,743)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,595,792	$(900,744)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$20,403,289	$—

6. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Mid-Cap Index Fund–16

LVIP SSgA S&P 500 Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP SSgA S&P 500 Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA S&P 500 Index Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,011.20	0.21%	$1.05
Service Class Shares	1,000.00	1,009.90	0.46%	2.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.75	0.21%	$1.05
Service Class Shares	1,000.00	1,022.51	0.46%	2.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.92%
Aerospace & Defense	2.56%
Air Freight & Logistics	0.69%
Airlines	0.46%
Auto Components	0.42%
Automobiles	0.62%
Banks	6.06%
Beverages	2.04%
Biotechnology	3.13%
Building Products	0.08%
Capital Markets	2.28%
Chemicals	2.31%
Commercial Services & Supplies	0.44%
Communications Equipment	1.50%
Construction & Engineering	0.11%
Construction Materials	0.11%
Consumer Finance	0.80%
Containers & Packaging	0.23%
Distributors	0.07%
Diversified Consumer Services	0.04%
Diversified Financial Services	1.95%
Diversified Telecommunication Services	2.21%
Electric Utilities	1.57%
Electrical Equipment	0.54%
Electronic Equipment, Instruments & Components	0.40%
Energy Equipment & Services	1.26%
Food & Staples Retailing	2.32%
Food Products	1.64%
Gas Utilities	0.03%
Health Care Equipment & Supplies	2.15%
Health Care Providers & Services	2.89%
Health Care Technology	0.12%
Hotels, Restaurants & Leisure	1.72%
Household Durables	0.44%
Household Products	1.72%
Independent Power & Renewable Electricity Producers	0.09%
Industrial Conglomerates	2.33%
Insurance	2.69%
Internet & Catalog Retail	1.53%
Internet Software & Services	3.32%
IT Services	3.39%
Leisure Products	0.09%
Life Sciences Tools & Services	0.43%
Machinery	1.49%

Security Type/Sector	Percentage of Net Assets
Media	3.60%
Metals & Mining	0.34%
Multiline Retail	0.78%
Multi-Utilities	1.08%
Oil, Gas & Consumable Fuels	6.41%
Paper & Forest Products	0.11%
Personal Products	0.10%
Pharmaceuticals	6.37%
Professional Services	0.22%
Real Estate Investment Trusts	2.28%
Real Estate Management & Development	0.06%
Road & Rail	0.88%
Semiconductors & Semiconductor Equipment	2.29%
Software	3.62%
Specialty Retail	2.31%
Technology Hardware, Storage & Peripherals	4.75%
Textiles, Apparel & Luxury Goods	0.88%
Thrifts & Mortgage Finance	0.03%
Tobacco	1.35%
Trading Companies & Distributors	0.19%
Money Market Fund	1.88%
Short-Term Investment	0.14%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	3.88%
Microsoft	1.92%
Exxon Mobil	1.86%
Johnson & Johnson	1.45%
General Electric	1.44%
Wells Fargo	1.41%
JPMorgan Chase	1.34%
Berkshire Hathaway Class B	1.33%
Procter & Gamble	1.14%
Pfizer	1.11%
Total	16.88%

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.92%
Aerospace & Defense–2.56%
Boeing	229,089	$31,779,226
General Dynamics	110,180	15,611,404
Honeywell International	273,772	27,916,531
L-3 Communications Holdings	29,876	3,387,341
Lockheed Martin	93,803	17,437,978
Northrop Grumman	70,933	11,252,102
Precision Castparts	50,047	10,002,894
Raytheon	107,501	10,285,696
Rockwell Collins	47,305	4,368,617
Textron	97,822	4,365,796
United Technologies	289,059	32,065,315

		168,472,900

Air Freight & Logistics–0.69%
Expeditors International of Washington	67,776	3,124,812
FedEx	92,203	15,711,391
Robinson (C.H.) Worldwide	51,527	3,214,770
United Parcel Service Class B	243,024	23,551,456

		45,602,429

Airlines–0.46%
American Airlines Group	253,900	10,139,497
Delta Air Lines	293,700	12,065,196
Southwest Airlines	243,181	8,046,859

		30,251,552

Auto Components–0.42%
BorgWarner	79,998	4,547,086
Delphi Automotive	103,924	8,842,893
Goodyear Tire & Rubber	96,337	2,904,561
Johnson Controls	233,837	11,581,947

		27,876,487

Automobiles–0.62%
Ford Motor	1,383,602	20,767,866
General Motors	473,106	15,768,623
Harley-Davidson	76,193	4,293,476

		40,829,965

Banks–6.06%
Bank of America	3,702,401	63,014,865
BB&T	252,126	10,163,199
Citigroup	1,069,662	59,088,129
Comerica	63,052	3,235,829
Fifth Third Bancorp	292,212	6,083,854
Huntington Bancshares	285,820	3,232,624
JPMorgan Chase	1,304,060	88,363,106
KeyCorp	307,095	4,612,567
M&T Bank	48,024	5,999,638
People’s United Financial	108,817	1,763,924
PNC Financial Services Group	184,646	17,661,390
Regions Financial	483,114	5,005,061

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
SunTrust Banks	188,964	$8,129,231
U.S. Bancorp	622,956	27,036,290
Wells Fargo	1,651,882	92,901,844
Zions Bancorporation	71,242	2,260,865

		398,552,416

Beverages–2.04%
Brown-Forman Class B	55,370	5,546,967
Coca-Cola	1,374,397	53,917,594
Coca-Cola Enterprises	78,032	3,389,710
Constellation Brands Class A	60,735	7,046,475
Dr Pepper Snapple Group	68,258	4,976,008
Molson Coors Brewing Class B	55,717	3,889,604
†Monster Beverage	52,768	7,071,967
PepsiCo	518,475	48,394,457

		134,232,782

Biotechnology–3.13%
†Alexion Pharmaceuticals	78,905	14,263,657
Amgen	268,057	41,152,111
†Biogen	82,049	33,142,873
†Celgene	280,040	32,410,429
Gilead Sciences	520,949	60,992,709
†Regeneron Pharmaceuticals	26,562	13,550,073
†Vertex Pharmaceuticals	84,700	10,458,756

		205,970,608

Building Products–0.08%
Allegion	33,625	2,022,207
Masco	128,321	3,422,321

		5,444,528

Capital Markets–2.28%
†Affiliated Managers Group	19,500	4,262,700
Ameriprise Financial	64,782	8,093,215
Bank of New York Mellon	395,103	16,582,473
BlackRock	44,391	15,358,398
†E*TRADE Financial	101,343	3,035,223
Franklin Resources	137,656	6,749,274
Goldman Sachs Group	141,686	29,582,620
Invesco	151,239	5,669,950
Legg Mason	36,847	1,898,726
Morgan Stanley	539,220	20,916,344
Northern Trust	77,684	5,939,719
Schwab (Charles)	403,525	13,175,091
State Street	146,490	11,279,730
T. Rowe Price Group	93,935	7,301,568

		149,845,031

Chemicals–2.31%
Air Products & Chemicals	67,499	9,235,888
Airgas	23,551	2,491,225
CF Industries Holdings	87,290	5,611,001

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Dow Chemical	380,657	$19,478,219
duPont (E.I.) deNemours	316,660	20,250,407
Eastman Chemical	52,227	4,273,213
Ecolab	94,159	10,646,558
FMC	46,801	2,459,393
International Flavors & Fragrances	28,420	3,106,022
LyondellBasell Industries Class A	138,560	14,343,731
Monsanto	169,052	18,019,253
Mosaic	110,747	5,188,497
PPG Industries	96,256	11,042,488
Praxair	102,284	12,228,052
Sherwin-Williams	28,616	7,869,972
Sigma-Aldrich	41,844	5,830,961

		152,074,880

Commercial Services & Supplies–0.44%
ADT	61,257	2,056,397
Cintas	33,808	2,859,819
Iron Mountain	65,400	2,027,400
Pitney Bowes	70,554	1,468,229
Republic Services	88,437	3,464,077
†Stericycle	29,701	3,977,261
Tyco International	146,863	5,651,288
Waste Management	153,971	7,136,556

		28,641,027

Communications Equipment–1.50%
Cisco Systems	1,785,424	49,027,743
†F5 Networks	25,896	3,116,584
Harris	43,458	3,342,355
Juniper Networks	127,104	3,300,891
Motorola Solutions	66,880	3,834,899
QUALCOMM	576,924	36,132,750

		98,755,222

Construction & Engineering–0.11%
Fluor	51,837	2,747,879
†Jacobs Engineering Group	45,834	1,861,777
†Quanta Services	79,787	2,299,461

		6,909,117

Construction Materials–0.11%
Martin Marietta Materials	21,700	3,070,767
Vulcan Materials	46,963	3,941,605

		7,012,372

Consumer Finance–0.80%
American Express	306,550	23,825,066
Capital One Financial	192,930	16,972,052
Discover Financial Services	159,111	9,167,976
Navient	143,964	2,621,584

		52,586,678

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.23%
Avery Dennison	31,943	$1,946,606
Ball	48,478	3,400,732
MeadWestvaco	58,535	2,762,267
†Owens-Illinois	57,882	1,327,813
Sealed Air	74,097	3,807,104
†Westrock	28,561	1,739,365

		14,983,887

Distributors–0.07%
Genuine Parts	53,641	4,802,479

		4,802,479

Diversified Consumer Services–0.04%
Block (H&R)	96,614	2,864,605

		2,864,605

Diversified Financial Services–1.95%
†Berkshire Hathaway Class B	642,969	87,514,511
CME Group	110,953	10,325,286
Intercontinental Exchange	39,526	8,838,409
Leucadia National	111,225	2,700,543
McGraw-Hill Financial	98,379	9,882,171
Moody’s	62,142	6,708,850
NASDAQ OMX Group	41,177	2,009,849

		127,979,619

Diversified Telecommunication Services–2.21%
AT&T	1,830,740	65,027,885
CenturyLink	200,303	5,884,902
Frontier Communications	351,749	1,741,158
†Level 3 Communications	104,700	5,514,549
Verizon Communications	1,437,858	67,018,561

		145,187,055

Electric Utilities–1.57%
American Electric Power	176,178	9,332,149
Duke Energy	247,448	17,474,778
Edison International	114,304	6,353,016
Entergy	63,372	4,467,726
Eversource Energy	111,174	5,048,411
Exelon	300,756	9,449,753
FirstEnergy	147,706	4,807,830
NextEra Energy	155,058	15,200,336
Pepco Holdings	88,409	2,381,738
Pinnacle West Capital	39,983	2,274,633
PPL	240,298	7,081,582
Southern	318,226	13,333,669
Xcel Energy	177,477	5,711,210

		102,916,831

Electrical Equipment–0.54%
AMETEK	86,300	4,727,514
Eaton	166,017	11,204,487
Emerson Electric	243,430	13,493,325

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Rockwell Automation	48,290	$6,018,866

		35,444,192

Electronic Equipment, Instruments & Components–0.40%
Amphenol Class A	109,832	6,366,961
Corning	449,860	8,875,738
FLIR Systems	49,450	1,524,049
TE Connectivity	146,111	9,394,937

		26,161,685

Energy Equipment & Services–1.26%
Baker Hughes	156,297	9,643,525
†Cameron International	69,300	3,629,241
Diamond Offshore Drilling	23,552	607,877
ENSCO Class A	84,759	1,887,583
†FMC Technologies	82,116	3,406,993
Halliburton	297,137	12,797,691
Helmerich & Payne	38,008	2,676,523
National Oilwell Varco	135,690	6,551,113
Noble	88,463	1,361,446
Schlumberger	446,055	38,445,480
Transocean	119,500	1,926,340

		82,933,812

Food & Staples Retailing–2.32%
Costco Wholesale	153,848	20,778,711
CVS Health	397,821	41,723,466
Kroger	171,823	12,458,886
Sysco	213,418	7,704,390
Walgreens Boots Alliance	304,962	25,750,991
Wal-Mart Stores	552,395	39,181,377
Whole Foods Market	126,300	4,981,272

		152,579,093

Food Products–1.64%
Archer-Daniels-Midland	225,923	10,894,007
Campbell Soup	62,850	2,994,803
ConAgra Foods	149,152	6,520,925
General Mills	211,212	11,768,733
Hershey	51,930	4,612,942
Hormel Foods	47,136	2,657,056
Kellogg	89,577	5,616,478
Keurig Green Mountain	42,600	3,264,438
Kraft Foods Group	205,624	17,506,827
McCormick	45,419	3,676,668
Mead Johnson Nutrition	72,959	6,582,361
Mondelez International	576,908	23,733,995
Smucker (J.M.)	35,647	3,864,491
Tyson Foods Class A	102,850	4,384,495

		108,078,219

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–0.03%
AGL Resources	41,983	$1,954,728

		1,954,728

Health Care Equipment & Supplies–2.15%
Abbott Laboratories	527,803	25,904,571
Bard (C.R.)	26,337	4,495,726
Baxter International	189,735	13,268,169
Becton, Dickinson	73,001	10,340,592
†Boston Scientific	479,187	8,481,610
DENTSPLY International	49,675	2,560,746
†Edwards Lifesciences	39,008	5,555,909
†Intuitive Surgical	13,223	6,406,543
Medtronic	498,396	36,931,144
St. Jude Medical	100,342	7,331,990
Stryker	107,612	10,284,479
†Varian Medical Systems	35,132	2,962,682
Zimmer Biomet Holdings	61,290	6,694,707

		141,218,868

Health Care Providers & Services–2.89%
Aetna	123,044	15,683,188
AmerisourceBergen	75,178	7,994,428
Anthem	94,788	15,558,502
Cardinal Health	115,461	9,658,313
Cigna	91,856	14,880,672
†DaVita HealthCare Partners	60,328	4,794,266
†Express Scripts Holding	254,232	22,611,394
†HCA Holdings	103,000	9,344,160
†Henry Schein	29,500	4,192,540
Humana	52,332	10,010,065
†Laboratory Corp of America Holdings	34,947	4,236,275
McKesson	81,487	18,319,092
Patterson	30,024	1,460,668
Quest Diagnostics	50,611	3,670,310
†Tenet Healthcare	34,468	1,995,008
UnitedHealth Group	333,546	40,692,612
Universal Health Services Class B	32,000	4,547,200

		189,648,693

Health Care Technology–0.12%
†Cerner	109,929	7,591,697

		7,591,697

Hotels, Restaurants & Leisure–1.72%
Carnival	162,391	8,020,491
†Chipotle Mexican Grill	10,922	6,607,701
Darden Restaurants	43,530	3,094,112
Marriott International Class A	74,583	5,548,229
McDonald’s	336,118	31,954,738
Royal Caribbean Cruises	58,600	4,611,234
Starbucks	524,506	28,121,389
Starwood Hotels & Resorts Worldwide	62,705	5,084,748
Wyndham Worldwide	43,873	3,593,637

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts	28,350	$2,797,295
Yum Brands	153,524	13,829,442

		113,263,016

Household Durables–0.44%
Garmin	42,324	1,859,293
Harman International Industries	24,006	2,855,274
Horton (D.R.)	116,474	3,186,729
Leggett & Platt	48,336	2,352,996
Lennar Class A	62,643	3,197,299
†Mohawk Industries	21,700	4,142,530
Newell Rubbermaid	95,104	3,909,725
PulteGroup	117,141	2,360,391
Whirlpool	27,308	4,725,649

		28,589,886

Household Products–1.72%
Clorox	47,485	4,939,390
Colgate-Palmolive	298,252	19,508,663
Kimberly-Clark	127,831	13,546,251
Procter & Gamble	956,468	74,834,056

		112,828,360

Independent Power & Renewable Electricity Producers–0.09%
AES	248,815	3,299,287
NRG Energy	118,655	2,714,826

		6,014,113

Industrial Conglomerates–2.33%
3M	221,971	34,250,125
Danaher	214,801	18,384,818
General Electric	3,552,169	94,381,130
Roper Technologies	35,164	6,064,383

		153,080,456

Insurance–2.69%
ACE	116,397	11,835,247
Aflac	153,511	9,548,384
Allstate	147,172	9,547,048
American International Group	470,044	29,058,120
Aon	100,096	9,977,569
Assurant	25,316	1,696,172
Chubb	82,793	7,876,926
Cincinnati Financial	52,875	2,653,267
†Genworth Financial	184,251	1,394,780
Hartford Financial Services Group	151,389	6,293,241
ÞLincoln National	91,136	5,397,074
Loews	105,008	4,043,858
Marsh & McLennan	188,469	10,686,192
MetLife	390,815	21,881,732
Principal Financial Group	95,833	4,915,275
Progressive	188,518	5,246,456
Prudential Financial	160,725	14,066,652

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Torchmark	45,179	$2,630,321
Travelers	112,406	10,865,164
Unum Group	89,211	3,189,293
XL Group	109,742	4,082,402

		176,885,173

Internet & Catalog Retail–1.53%
†Amazon.com	134,658	58,453,691
Expedia	34,749	3,799,803
†Netflix	21,200	13,927,128
†Priceline Group	18,175	20,926,150
†TripAdvisor	39,134	3,410,137

		100,516,909

Internet Software & Services–3.32%
†Akamai Technologies	62,403	4,356,977
†eBay	385,144	23,201,075
Equinix	20,000	5,080,000
†Facebook Class A	742,500	63,680,513
†Google Class A	100,920	54,500,837
†Google Class C	101,198	52,674,571
†VeriSign	39,387	2,430,966
†Yahoo	309,223	12,149,372

		218,074,311

IT Services–3.39%
Accenture Class A	219,667	21,259,372
†Alliance Data Systems	22,400	6,539,456
Automatic Data Processing	169,168	13,572,349
†Cognizant Technology Solutions Class A	213,216	13,025,365
Computer Sciences	49,285	3,235,067
Fidelity National Information Services	102,889	6,358,540
†Fiserv	85,612	7,091,242
International Business Machines	321,563	52,305,438
MasterCard Class A	341,420	31,915,942
Paychex	114,576	5,371,323
†Qorvo	52,100	4,182,067
†Teradata	53,728	1,987,936
Total System Services	58,068	2,425,500
Visa Class A	678,528	45,563,155
Western Union	183,387	3,728,258
Xerox	376,585	4,006,864

		222,567,874

Leisure Products–0.09%
Hasbro	39,684	2,967,966
Mattel	118,368	3,040,874

		6,008,840

Life Sciences Tools & Services–0.43%
Agilent Technologies	117,037	4,515,287
PerkinElmer	39,675	2,088,492

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific	138,753	$18,004,589
†Waters	29,216	3,750,750

		28,359,118

Machinery–1.49%
Caterpillar	211,981	17,980,228
Cummins	59,629	7,822,728
Deere	119,900	11,636,295
Dover	58,351	4,095,073
Flowserve	47,884	2,521,571
Illinois Tool Works	122,119	11,209,303
Ingersoll-Rand	93,175	6,281,859
Joy Global	34,434	1,246,511
PACCAR	127,655	8,145,666
Pall	37,408	4,655,426
Parker-Hannifin	52,182	6,070,332
Pentair	65,594	4,509,587
Snap-on	20,375	3,244,719
Stanley Black & Decker	56,940	5,992,366
Xylem	63,873	2,367,772

		97,779,436

Media–3.60%
Cablevision Systems Class A	76,841	1,839,574
CBS Class B	160,003	8,880,167
Comcast Class A	888,772	53,450,748
†DIRECTV	175,896	16,321,390
†Discovery Communications Class A	52,143	1,734,276
†Discovery Communications Class C	95,943	2,981,908
Disney (Walt)	550,290	62,810,101
†Gannett	39,653	554,738
Interpublic Group	147,580	2,843,867
†News Class A	175,090	2,554,563
Omnicom Group	87,097	6,052,371
Scripps Networks Interactive Class A	35,653	2,330,637
TEGNA	79,305	2,543,311
Time Warner	290,533	25,395,490
Time Warner Cable	98,223	17,500,392
Twenty-First Century Fox Class A	623,757	20,300,172
Viacom Class B	129,623	8,378,831

		236,472,536

Metals & Mining–0.34%
Alcoa	445,381	4,965,998
Allegheny Technologies	38,171	1,152,764
Freeport-McMoRan	374,661	6,976,188
Newmont Mining	175,032	4,088,747
Nucor	111,943	4,933,328

		22,117,025

Multiline Retail–0.78%
Dollar General	109,329	8,499,236
†Dollar Tree	72,160	5,699,918

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Family Dollar Stores	34,715	$2,735,889
Kohl’s	70,903	4,439,237
Macy’s	121,217	8,178,511
Nordstrom	49,411	3,681,119
Target	222,738	18,182,103

		51,416,013

Multi-Utilities–1.08%
Ameren	85,201	3,210,374
CenterPoint Energy	150,835	2,870,390
CMS Energy	96,538	3,073,770
Consolidated Edison	102,812	5,950,759
Dominion Resources	205,710	13,755,828
DTE Energy	62,092	4,634,547
NiSource	110,795	5,051,144
PG&E	171,473	8,419,324
Public Service Enterprise Group	182,489	7,168,168
SCANA	49,706	2,517,609
Sempra Energy	83,388	8,250,409
TECO Energy	78,862	1,392,703
WEC Energy Group	110,659	4,976,318

		71,271,343

Oil, Gas & Consumable Fuels–6.41%
Anadarko Petroleum	177,227	13,834,340
Apache	135,726	7,821,889
Cabot Oil & Gas	146,196	4,611,022
Chesapeake Energy	182,105	2,034,113
Chevron	662,934	63,953,243
Cimarex Energy	30,600	3,375,486
ConocoPhillips	430,710	26,449,901
CONSOL Energy	80,832	1,757,288
Devon Energy	139,114	8,275,892
EOG Resources	191,802	16,792,265
EQT	53,107	4,319,723
Exxon Mobil	1,473,810	122,620,992
Hess	89,220	5,967,034
Kinder Morgan	611,481	23,474,756
Marathon Oil	236,829	6,285,442
Marathon Petroleum	196,620	10,285,192
Murphy Oil	58,565	2,434,547
†Newfield Exploration	59,297	2,141,808
Noble Energy	140,185	5,983,096
Occidental Petroleum	269,498	20,958,859
ONEOK	73,077	2,885,080
Phillips 66	190,071	15,312,120
Pioneer Natural Resources	53,614	7,435,726
Range Resources	59,106	2,918,654
†Southwestern Energy	133,050	3,024,227
Spectra Energy	241,690	7,879,094
Tesoro	44,961	3,795,158
Valero Energy	182,945	11,452,357

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Williams	235,418	$13,510,639

		421,589,943

Paper & Forest Products–0.11%
International Paper	148,701	7,076,681

		7,076,681

Personal Products–0.10%
Estee Lauder Class A	78,567	6,808,616

		6,808,616

Pharmaceuticals–6.37%
AbbVie	601,710	40,428,895
†Allergan	138,303	41,969,428
Bristol-Myers Squibb	587,626	39,100,634
†Endo International	71,500	5,694,975
†Hospira	61,971	5,497,447
Johnson & Johnson	977,581	95,275,044
Lilly (Eli)	341,952	28,549,572
†Mallinckrodt	40,800	4,802,976
Merck	992,681	56,513,329
†Mylan	142,305	9,656,817
Perrigo	50,651	9,361,824
Pfizer	2,170,848	72,788,533
Zoetis	180,421	8,699,901

		418,339,375

Professional Services–0.22%
Dun & Bradstreet	13,178	1,607,716
Equifax	42,618	4,137,782
Nielsen	134,100	6,003,657
Robert Half International	47,717	2,648,293

		14,397,448

Real Estate Investment Trusts–2.28%
American Tower	147,803	13,788,542
Apartment Investment & Management	56,213	2,075,946
AvalonBay Communities	47,548	7,601,499
Boston Properties	55,212	6,682,860
Crown Castle International	120,065	9,641,219
Equity Residential	130,942	9,188,200
Essex Property Trust	23,600	5,015,000
General Growth Properties	220,200	5,650,332
HCP	166,323	6,065,800
Health Care REIT	126,101	8,276,009
Host Hotels & Resorts	265,751	5,269,842
Kimco Realty	143,945	3,244,520
Macerich	49,310	3,678,526
Plum Creek Timber	61,686	2,502,601
Prologis	185,389	6,877,932
Public Storage	50,751	9,356,962
Realty Income	79,400	3,524,566
Simon Property Group	108,748	18,815,579

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
SL Green Realty	34,900	$3,835,161
Ventas	119,495	7,419,445
Vornado Realty Trust	61,274	5,816,741
Weyerhaeuser	184,010	5,796,315

		150,123,597

Real Estate Management & Development–0.06%
†CBRE Group Class A	98,176	3,632,512

		3,632,512

Road & Rail–0.88%
CSX	346,504	11,313,356
Hunt (J.B.) Transport Services	32,400	2,659,716
Kansas City Southern	38,738	3,532,906
Norfolk Southern	108,632	9,490,092
Ryder System	18,586	1,623,859
Union Pacific	308,202	29,393,225

		58,013,154

Semiconductors & Semiconductor Equipment–2.29%
Altera	108,227	5,541,222
Analog Devices	112,422	7,215,806
Applied Materials	442,353	8,502,025
Avago Technologies	89,700	11,923,821
Broadcom Class A	190,672	9,817,701
†First Solar	26,332	1,237,077
Intel	1,672,428	50,866,898
KLA-Tencor	57,921	3,255,739
Lam Research	56,750	4,616,613
Linear Technology	83,733	3,703,511
Microchip Technology	70,503	3,343,605
†Micron Technology	376,759	7,098,140
NVIDIA	180,310	3,626,034
Skyworks Solutions	66,900	6,964,290
Texas Instruments	366,224	18,864,198
Xilinx	92,855	4,100,477

		150,677,157

Software–3.62%
†Adobe Systems	166,400	13,480,064
†Autodesk	79,903	4,001,143
CA	112,419	3,292,752
†Citrix Systems	56,456	3,960,953
†Electronic Arts	109,179	7,260,403
Intuit	96,740	9,748,490
Microsoft	2,851,888	125,910,855
Oracle	1,121,278	45,187,503
†Red Hat	65,903	5,004,015
†Salesforce.com	211,636	14,736,215
Symantec	242,225	5,631,731

		238,214,124

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–2.31%
†AutoNation	26,206	$1,650,454
†AutoZone	11,227	7,487,286
†Bed Bath & Beyond	60,526	4,175,083
Best Buy	101,677	3,315,687
†CarMax	76,809	5,085,524
GameStop Class A	38,063	1,635,186
Gap	93,650	3,574,621
Home Depot	460,885	51,218,150
L Brands	88,643	7,599,364
Lowe’s	328,797	22,019,535
†O’Reilly Automotive	36,657	8,283,749
Ross Stores	147,226	7,156,656
Staples	224,535	3,437,631
Tiffany	39,515	3,627,477
TJX	238,746	15,797,823
Tractor Supply	47,700	4,290,138
†Urban Outfitters	35,117	1,229,095

		151,583,459

Technology Hardware, Storage & Peripherals–4.75%
Apple	2,030,989	254,736,795
EMC	695,367	18,350,735
Hewlett-Packard	635,676	19,076,637
NetApp	111,843	3,529,765
SanDisk	78,527	4,571,842
Seagate Technology	118,472	5,627,420
Western Digital	76,652	6,011,050

		311,904,244

Textiles, Apparel & Luxury Goods–0.88%
Coach	96,734	3,347,964
†Fossil Group	15,783	1,094,709
Hanesbrands	141,900	4,728,108
†Michael Kors Holdings	72,300	3,043,107
NIKE Class B	244,734	26,436,167
PVH	28,933	3,333,082
Ralph Lauren	21,272	2,815,562
†Under Armour Class A	58,500	4,881,240
VF	121,252	8,456,114

		58,136,053

Thrifts & Mortgage Finance–0.03%
Hudson City Bancorp	168,852	1,668,258

		1,668,258

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.35%
Altria Group	688,801	$33,689,257
Philip Morris International	546,116	43,782,120
Reynolds American	148,651	11,098,287

		88,569,664

Trading Companies & Distributors–0.19%
Fastenal	95,603	4,032,535
Grainger (W.W.)	21,253	5,029,522
†United Rentals	36,000	3,154,320

		12,216,377

Total Common Stock (Cost $4,306,983,934)		6,435,598,528

MONEY MARKET FUND–1.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	123,893,458	123,893,458

Total Money Market Fund (Cost $123,893,458)		123,893,458

	Principal Amount°

SHORT-TERM INVESTMENT–0.14%
≠U.S. Treasury Obligations–0.14%
U.S. Treasury Bill ¥0.005% 7/9/15	8,895,000	8,895,036

Total Short-Term Investment (Cost $8,894,990)		8,895,036

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.94% (Cost $4,439,772,382)	6,568,387,022
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	4,027,421

NET ASSETS APPLICABLE TO 443,720,177 SHARES OUTSTANDING–100.00%	$6,572,414,443

NET ASSET VALUE PER SHARE–LVIP SSgA S&P 500 INDEX FUND STANDARD CLASS ($5,588,800,258 / 377,249,123 Shares)	$14.815

NET ASSET VALUE PER SHARE–LVIP SSgA S&P 500 INDEX FUND SERVICE CLASS ($983,614,185 / 66,471,054 Shares)	$14.798

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$4,364,920,079
Undistributed net investment income	59,303,375
Accumulated net realized gain on investments	21,891,853
Net unrealized appreciation of investments and derivatives	2,126,299,136

TOTAL NET ASSETS	$6,572,414,443

†	Non-income producing for the period.

«	Includes $4,399,233 payable for securities purchased and $2,227,011 payable for fund shares redeemed as of June 30, 2015.

Þ	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 06/30/15	Dividend Income
Lincoln National	$5,273,114	$284,888	$(306,354)	$8,203	$5,397,074	$54,742

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,320	E-mini S&P 500 Index	$137,905,904	$135,590,400	9/21/15	$(2,315,504)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$68,230,533
Interest	15
Foreign tax withheld	(13,272)

68,217,276

EXPENSES:
Management fees	5,633,339
Distribution fees-Service Class	1,248,120
Accounting and administration expenses	798,554
Index fees	337,704
Reports and statements to shareholders	114,820
Professional fees	83,120
Trustees’ fees and expenses	77,432
Custodian fees	31,158
Consulting fees	3,399
Pricing fees	1,240
Other	37,311

Total operating expenses	8,366,197

NET INVESTMENT INCOME	59,851,079

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	60,590,060
Foreign currencies	(279)
Futures contracts	7,881,961

Net realized gain	68,471,742

Net change in unrealized appreciation (depreciation) of:
Investments	(51,058,646)
Futures contracts	(4,538,281)

Net change in unrealized appreciation (depreciation)	(55,596,927)

NET REALIZED AND UNREALIZED GAIN	12,874,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,725,894

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$59,851,079	$112,275,879
Net realized gain	68,471,742	105,515,263
Net change in unrealized appreciation (depreciation)	(55,596,927)	631,974,863

Net increase in net assets resulting from operations	72,725,894	849,766,005

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(103,287,670)
Service Class	—	(15,335,549)
Net realized gain on investments:
Standard Class	—	(43,694,152)
Service Class	—	(7,314,871)

	—	(169,632,242)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	479,482,997	1,249,052,085
Service Class	108,231,809	107,725,308
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	146,981,821
Service Class	—	22,650,420

	587,714,806	1,526,409,634

Cost of shares redeemed:
Standard Class	(624,971,001)	(1,454,911,267)
Service Class	(92,193,805)	(192,828,267)

	(717,164,806)	(1,647,739,534)

Decrease in net assets derived from capital share transactions	(129,450,000)	(121,329,900)

NET INCREASE (DECREASE) IN NET ASSETS	(56,724,106)	558,803,863
NET ASSETS:
Beginning of period	6,629,138,549	6,070,334,686

End of period	$6,572,414,443	$6,629,138,549

Undistributed (distributions in excess of) net investment income	$59,303,375	$(547,704)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA S&P 500 Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$14.651	$13.259	$10.191	$8.896	$8.815	$7.768

Income (loss) from investment operations:
Net investment income[2]	0.135	0.243	0.220	0.202	0.164	0.137
Net realized and unrealized gain (loss)	0.029	1.538	3.038	1.189	(0.001)	1.004

Total from investment operations	0.164	1.781	3.258	1.391	0.163	1.141

Less dividends and distributions from:
Net investment income	—	(0.275)	(0.190)	(0.096)	(0.082)	(0.094)
Net realized gain	—	(0.114)	—	—	—	—

Total dividends and distributions	—	(0.389)	(0.190)	(0.096)	(0.082)	(0.094)

Net asset value, end of period	$14.815	$14.651	$13.259	$10.191	$8.896	$8.815

Total return[3]	1.12%	13.43%	32.00%	15.65%	1.85%	14.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,588,800	$5,672,744	$5,143,799	$2,396,852	$1,332,511	$614,978
Ratio of expenses to average net assets	0.21%	0.21%	0.23%	0.25%	0.28%	0.30%
Ratio of net investment income to average net assets	1.84%	1.74%	1.84%	2.04%	1.85%	1.72%
Portfolio turnover	7%	11%	8%	14%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–12

LVIP SSgA S&P 500 Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$14.653	$13.263	$10.196	$8.901	$8.820	$7.773

Income (loss) from investment operations:
Net investment income[2]	0.117	0.208	0.190	0.177	0.143	0.118
Net realized and unrealized gain (loss)	0.028	1.536	3.037	1.189	(0.002)	1.003

Total from investment operations	0.145	1.744	3.227	1.366	0.141	1.121

Less dividends and distributions from:
Net investment income	—	(0.240)	(0.160)	(0.071)	(0.060)	(0.074)
Net realized gain	—	(0.114)	—	—	—	—

Total dividends and distributions	—	(0.354)	(0.160)	(0.071)	(0.060)	(0.074)

Net asset value, end of period	$14.798	$14.653	$13.263	$10.196	$8.901	$8.820

Total return[3]	0.99%	13.15%	31.68%	15.36%	1.60%	14.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$983,614	$956,395	$926,536	$528,207	$442,467	$438,189
Ratio of expenses to average net assets	0.46%	0.46%	0.48%	0.50%	0.53%	0.55%
Ratio of net investment income to average net assets	1.59%	1.49%	1.59%	1.79%	1.60%	1.47%
Portfolio turnover	7%	11%	8%	14%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–13

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA S&P 500 Index Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc., and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quatations. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund

LVIP SSgA S&P 500 Index Fund–14

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligble for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of the average daily net assets in excess of $1 billion.

SSgA Funds Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

The Fund has investments in Lincoln National Corporation, the parent company of LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$148,536
Legal	40,799

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $87,790 for the six months ended June 30, 2015.

LVIP SSgA S&P 500 Index Fund–15

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$931,916
Distribution fees payable to LFD	206,525
Printing and mailing fees payable to Lincoln Life	2,194

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$448,506,280
Sales	499,540,032

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$4,439,772,382

Aggregate unrealized appreciation	$2,186,260,113
Aggregate unrealized depreciation	(57,645,473)

Net unrealized appreciation	$2,128,614,640

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$6,435,598,528	$—	$6,435,598,528
Money Market Fund	123,893,458	—	123,893,458
Short-Term Investments	—	8,895,036	8,895,036

Total	$6,559,491,986	$8,895,036	$6,568,387,022

Futures Contracts	$(2,315,504)	$—	$(2,315,504)

LVIP SSgA S&P 500 Index Fund–16

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	32,105,867	89,738,901
Service Class	7,391,871	7,706,621
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,001,100
Service Class	—	1,541,405

	39,497,738	108,988,027

Shares redeemed:
Standard Class	(42,041,505)	(100,497,824)
Service Class	(6,192,157)	(13,835,861)

	(48,233,662)	(114,333,685)

Net decrease	(8,735,924)	(5,345,658)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(2,315,504)

LVIP SSgA S&P 500 Index Fund–17

LVIP SSgA S&P 500 Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$7,881,961	$(4,538,281)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$152,130,608	$—

At June 30, 2015, the Fund posted U.S. Treasury obligations with a value of $8,895,036 as collateral for futures contracts.

6. Credit and Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA S&P 500 Index Fund–18

LVIP SSgA Small-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP SSgA Small-Cap Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,046.10	0.37%	$1.88
Service Class Shares	1,000.00	1,044.80	0.62%	3.14
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.96	0.37%	$1.86
Service Class Shares	1,000.00	1,021.72	0.62%	3.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.13%
Aerospace & Defense	1.54%
Air Freight & Logistics	0.56%
Airlines	0.27%
Auto Components	1.08%
Automobiles	0.03%
Banks	8.29%
Beverages	0.18%
Biotechnology	6.42%
Building Products	0.86%
Capital Markets	1.47%
Chemicals	1.93%
Commercial Services & Supplies	2.07%
Communications Equipment	1.31%
Construction & Engineering	0.70%
Construction Materials	0.14%
Consumer Finance	0.49%
Containers & Packaging	0.29%
Distributors	0.25%
Diversified Consumer Services	1.12%
Diversified Financial Services	0.38%
Diversified Telecommunication Services	0.69%
Electric Utilities	1.08%
Electrical Equipment	0.86%
Electronic Equipment, Instruments & Components	2.47%
Energy Equipment & Services	1.34%
Food & Staples Retailing	0.95%
Food Products	1.46%
Gas Utilities	0.98%
Health Care Equipment & Supplies	3.36%
Health Care Providers & Services	2.62%
Health Care Technology	0.56%
Hotels, Restaurants & Leisure	3.26%
Household Durables	1.27%
Household Products	0.16%
Independent Power & Renewable Electricity Producers	0.58%
Industrial Conglomerates	0.04%
Insurance	2.30%
Internet & Catalog Retail	0.72%
Internet Software & Services	2.50%
IT Services	2.28%
Leisure Products	0.29%
Life Sciences Tools & Services	0.56%
Machinery	2.76%
Marine	0.15%
Media	1.56%
Metals & Mining	0.98%

Security Type/Sector	Percentage of Net Assets
Multiline Retail	0.39%
Multi-Utilities	0.33%
Oil, Gas & Consumable Fuels	2.37%
Paper & Forest Products	0.60%
Personal Products	0.16%
Pharmaceuticals	1.81%
Professional Services	1.36%
Real Estate Investment Trusts	8.37%
Real Estate Management & Development	0.43%
Road & Rail	0.69%
Semiconductors & Semiconductor Equipment	3.12%
Software	4.35%
Specialty Retail	3.17%
Technology Hardware, Storage & Peripherals	0.69%
Textiles, Apparel & Luxury Goods	1.01%
Thrifts & Mortgage Finance	1.91%
Tobacco	0.16%
Trading Companies & Distributors	0.65%
Transportation Infrastructure	0.04%
Water Utilities	0.23%
Wireless Telecommunication Services	0.13%
Rights	0.00%
Warrants	0.00%
Money Market Fund	2.93%
Short-Term Investments	0.14%
Total Value of Securities	100.20%
Liabilities Net of Receivables and Other Assets	(0.20%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Team Health Holdings	0.25%
Tyler Technologies	0.23%
Cepheid	0.23%
Manhattan Associates	0.22%
MAXIMUS	0.22%
West Pharmaceutical Services	0.22%
Investors Bancorp	0.22%
HealthSouth	0.22%
Neurocrine Biosciences	0.21%
Prosperity Bancshares	0.20%
Total	2.22%

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.13%
Aerospace & Defense–1.54%
AAR	32,298	$1,029,337
†Aerojet Rocketdyne Holdings	59,468	1,225,635
†Aerovironment	18,081	471,552
American Science & Engineering	6,301	276,047
†Astronics	18,676	1,323,942
Cubic	21,217	1,009,505
Curtiss-Wright	43,744	3,168,815
†DigitalGlobe	66,466	1,847,090
†Ducommun	10,800	277,236
Engility Holdings	16,600	417,656
†Esterline Technologies	28,622	2,728,821
HEICO	17,518	1,021,299
HEICO Class A	36,600	1,858,182
†KEYW Holding	32,908	306,703
†KLX	48,400	2,135,892
†Kratos Defense & Security Solutions	39,750	250,425
†Moog Class A	35,581	2,514,865
National Presto Industries	4,172	335,095
†Sparton	9,383	256,344
†TASER International	48,945	1,630,358
†Teledyne Technologies	32,564	3,435,828
†Vectrus	9,000	223,830

		27,744,457

Air Freight & Logistics–0.56%
†Air Transport Services Group	54,376	570,404
†Atlas Air Worldwide Holdings	25,020	1,375,099
†Echo Global Logistics	27,391	894,590
Forward Air	30,739	1,606,420
†Hub Group Class A	32,944	1,328,961
Park-Ohio Holdings	7,516	364,225
†Radiant Logistics	22,700	165,937
†UTi Worldwide	82,600	825,174
†XPO Logistics	65,818	2,973,657

		10,104,467

Airlines–0.27%
Allegiant Travel	12,284	2,185,078
†Hawaiian Holdings	41,425	983,844
†Republic Airways Holdings	46,349	425,484
SkyWest	46,892	705,256
†Virgin America	22,700	623,796

		4,923,458

Auto Components–1.08%
†American Axle & Manufacturing Holdings	66,781	1,396,391
Cooper Tire & Rubber	52,717	1,783,416
†Cooper-Standard Holding	12,600	774,522
Dana Holding	150,072	3,088,482
†Dorman Products	26,873	1,280,767
Drew Industries Holdings	23,404	1,357,900
†Federal-Mogul Class A	31,134	353,371

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Fox Factory Holding	11,500	$184,920
†Gentherm	34,706	1,905,706
Metaldyne Performance Group	10,000	181,500
†Modine Manufacturing	49,564	531,822
†Motorcar Parts of America	18,600	559,674
Remy International	31,500	696,465
Standard Motor Products	18,151	637,463
†Stoneridge	30,631	358,689
Strattec Security	2,500	171,750
Superior Industries International	24,907	456,047
†Tenneco	56,477	3,244,039
†Tower International	19,420	505,891

		19,468,815

Automobiles–0.03%
Winnebago Industries	25,473	600,908

		600,908

Banks–8.29%
1st Source	15,759	537,697
American National Bankshares	5,995	142,741
Ameris Bancorp	30,779	778,401
Ames National	6,665	167,291
Arrow Financial	10,315	278,814
Banc of California	36,738	505,147
BancFirst	7,593	496,962
Banco Latinoamericano de Exportacions	27,758	893,252
†Bancorp	26,347	244,500
BancorpSouth	93,931	2,419,663
Bank of Marin Bancorp	5,149	261,930
Bank of the Ozarks	71,820	3,285,765
Banner	19,519	935,546
Bar Harbor Bankshares	5,000	177,150
BB&T	—	10
BBCN Bancorp	79,333	1,173,335
Berkshire Hills Bancorp	26,565	756,571
†Blue Hills Bancorp	24,053	336,742
BNC Bancorp	17,200	332,476
Boston Private Financial Holdings	72,638	974,076
Bridge Bancorp	10,192	272,024
†Bridge Capital Holdings	9,725	289,805
Bryn Mawr Bank	17,064	514,650
†BSB Bancorp	3,100	68,541
†C1 Financial	1,820	35,272
Camden National	6,837	264,592
†Capital Bank Financial	23,470	682,273
Capital City Bank Group	6,384	97,484
Cardinal Financial	29,821	649,800
†Cascade Bancorp	18,443	95,535
Cathay General Bancorp	73,403	2,381,927
Centerstate Banks of Florida	32,205	435,090

LVIP SSgA Small-Cap Index Fund—3

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Central Pacific Financial	15,030	$356,963
Century Bancorp Class A	2,361	95,998
Chemical Financial	29,812	985,585
Citizens & Northern	12,361	254,019
City Holding	14,497	713,977
CNB Financial	12,991	239,034
CoBiz Financial	29,853	390,179
Columbia Banking System	56,583	1,841,211
Community Bank System	40,246	1,520,091
Community Trust Bancorp	13,930	485,739
†CommunityOne Bancorp	5,605	60,366
ConnectOne Bancorp	30,569	658,151
†CU Bancorp	17,260	382,482
†Customers Bancorp	27,080	728,181
CVB Financial	104,259	1,836,001
†Eagle Bancorp	29,609	1,301,612
Enterprise Bancorp	6,760	158,454
Enterprise Financial Services	21,038	479,035
†Farmers Capital Bank	6,300	179,109
†FCB Financial Holdings Class A	25,300	804,540
Fidelity Southern	12,915	225,238
Financial Institutions	11,888	295,298
First Bancorp (Maine)	9,411	182,950
First Bancorp (North Carolina)	19,585	326,678
†First Bancorp (Puerto Rico)	107,135	516,391
First Busey	76,391	501,889
First Business Financial Services	2,900	135,952
First Citizens BancShares Class A	7,100	1,867,584
First Commonwealth Financial	86,339	827,991
First Community Bancshares	17,663	321,820
First Connecticut Bancorp	16,728	265,473
First Financial	11,159	399,046
First Financial Bancorp	53,273	955,718
First Financial Bankshares	62,914	2,179,341
First Interstate BancSystem	17,198	477,073
First Merchants	33,083	817,150
First Midwest Bancorp	74,655	1,416,205
†First NBC Bank Holding	14,200	511,200
First of Long Island	12,036	333,638
FirstMerit	152,507	3,176,721
Flushing Financial	28,330	595,213
FNB	169,884	2,432,739
Fulton Financial	162,100	2,117,026
German American Bancorp	12,385	364,738
Glacier Bancorp	72,974	2,146,895
Great Southern Bancorp	11,470	483,346
Great Western Bancorp	37,500	904,125
†Green Bancorp	5,400	82,944
Guaranty Bancorp	15,168	250,424
†Hampton Roads Bankshares	28,680	59,654
Hancock Holding	71,464	2,280,416
Hanmi Financial	29,620	735,761

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA	14,838	$552,270
Heritage Commerce	15,638	150,281
Heritage Financial	28,555	510,278
Heritage Oaks Bancorp	19,116	150,443
†Hilltop Holdings	74,049	1,783,840
Home BancShares	53,214	1,945,504
†HomeTrust Bancshares	20,577	344,871
Horizon Bancorp	8,337	208,092
Hudson Valley Holding	14,338	404,475
IBERIABANK	35,104	2,395,146
Independent Bank	21,509	291,662
@Independent Bank (Massachusetts)	25,884	1,213,701
Independent Bank Group	8,800	377,520
International Bancshares	53,864	1,447,326
Investors Bancorp	321,186	3,950,588
Lakeland Bancorp	33,778	401,620
Lakeland Financial	15,378	666,944
LegacyTexas Financial Group	42,027	1,269,215
MainSource Financial Group	19,820	435,049
MB Financial	71,526	2,463,355
Mercantile Bank	15,733	336,844
Merchants Bancshares	3,925	129,800
Metro Bancorp	13,810	360,993
MidWestOne Financial Group	6,142	202,195
National Bank Holdings Class A	35,652	742,631
National Bankshares	5,608	164,090
National Penn Bancshares	123,013	1,387,587
NBT Bancorp	39,939	1,045,204
NewBridge Bancorp	37,800	337,554
OFG Bancorp	41,388	441,610
Old National Bancorp	116,125	1,679,168
†Old Second Bancorp	36,500	240,900
Opus Bank	5,800	209,844
Pacific Continental	18,080	244,622
†Pacific Premier Bancorp	19,267	326,768
Palmetto Bancshares	2,637	52,133
Park National	11,876	1,037,606
Park Sterling	38,052	273,974
Peapack Gladstone Financial	15,091	335,322
Penns Woods Bancorp	5,076	223,801
Peoples Bancorp	15,340	358,036
Peoples Financial Services	8,400	332,724
Pinnacle Financial Partners	35,004	1,903,167
Preferred Bank	10,329	310,386
PrivateBancorp	69,905	2,783,617
Prosperity Bancshares	64,451	3,721,401
QCR Holdings	10,000	217,600
Renasant	28,696	935,490
Republic Bancorp Class A	8,430	216,651
S&T Bancorp	30,256	895,275
Sandy Spring Bancorp	25,713	719,450
†Seacoast Banking Corp of Florida	17,844	281,935

LVIP SSgA Small-Cap Index Fund—4

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Servisfirst Bancshares	20,100	$755,157
Sierra Bancorp	8,220	142,288
Simmons First National Class A	27,241	1,271,610
South State	23,791	1,807,878
Southside Bancshares	25,761	752,994
Southwest Bancorp	19,498	362,858
†Square 1 Financial Class A	15,000	410,250
State Bank Financial	32,428	703,688
Sterling Bancorp	90,433	1,329,365
Stock Yards Bancorp	13,055	493,348
Stonegate Bank	9,581	284,268
Suffolk Bancorp	11,049	283,517
†Sun Bancorp	5,281	101,659
Susquehanna Bancshares	167,410	2,363,829
Talmer Bancorp Class A	49,500	829,125
†Texas Capital Bancshares	42,015	2,615,014
Tompkins Financial	13,697	735,803
TowneBank	45,490	741,032
TriCo Bancshares	22,353	537,590
†Tristate Capital Holdings	22,700	293,511
†Triumph Bancorp	9,300	122,295
Trustmark	66,479	1,660,645
UMB Financial	36,982	2,108,714
Umpqua Holdings	203,081	3,653,427
Union Bankshares	42,031	976,800
United Bankshares	63,835	2,568,082
United Community Banks	46,256	965,363
Univest Corp. of Pennsylvania	13,432	273,476
Valley National Bancorp	222,099	2,289,841
Washington Trust Bancorp	12,675	500,409
Webster Financial	83,553	3,304,521
WesBanco	33,310	1,133,206
West Bancorporation	14,073	279,208
Westamerica Bancorporation	23,281	1,179,183
†Western Alliance Bancorp	73,790	2,491,150
Wilshire Bancorp	71,247	899,850
Wintrust Financial	45,507	2,429,164
†Yadkin Financial	18,486	387,282

		149,590,384

Beverages–0.18%
†Boston Beer Class A	8,216	1,906,030
Coca-Cola Bottling Consolidated	5,013	757,314
†Craft Brewers Alliance	6,450	71,337
MGP Ingredients	13,600	228,752
†National Beverage	12,367	278,134

		3,241,567

Biotechnology–6.42%
†ACADIA Pharmaceuticals	73,300	3,069,804
†Acceleron Pharma	15,200	480,928
†Achillion Pharmaceuticals	116,872	1,035,486

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Acorda Therapeutics	41,371	$1,378,895
†Adamas Pharmaceuticals	5,100	133,722
†Aduro Biotech	7,200	218,376
†Advaxis	27,200	552,976
†Aegerion Pharmaceuticals	27,043	513,006
Affimed	19,000	255,930
†Agenus	59,100	510,033
†Akebia Therapeutics	29,100	299,439
†Alder Biopharmaceuticals	18,700	990,539
†AMAG Pharmaceuticals	28,029	1,935,683
†Amicus Therapeutics	87,900	1,243,785
†Anacor Pharmaceuticals	37,651	2,915,317
†Anthera Pharmaceuticals	31,200	268,944
†Applied Genetic Technologies	6,000	92,040
†Ardelyx	5,700	91,029
†Arena Pharmaceuticals	222,943	1,034,456
†ARIAD Pharmaceuticals	163,100	1,348,837
†Array BioPharma	143,433	1,034,152
†Arrowhead Research	52,400	374,660
†Atara Biotherapeutics	13,100	691,156
†Avalanche Biotechnologies	22,100	358,904
†Bellicum Pharmaceuticals	7,400	157,398
†BioCryst Pharmaceuticals	64,700	965,971
†BioSpecifics Technologies	3,700	190,920
†Biotime	49,144	178,393
†Blueprint Medicines	8,100	214,569
†Calithera Biosciences	6,100	43,554
†Cara Therapeutics	5,600	68,040
†Catalyst Pharmaceuticals	65,200	269,276
†Celldex Therapeutics	95,640	2,412,041
†Cellular Biomedicine Group	5,000	187,550
†Cepheid	67,706	4,140,222
†ChemoCentryx	26,545	218,465
†Chimerix	37,800	1,746,360
†Clovis Oncology	24,235	2,129,772
†Coherus Biosciences	21,200	612,680
†Concert Pharmaceuticals	13,100	195,059
†CTI BioPharma	147,600	287,820
†Curis	97,400	322,394
†Cytokinetics	32,466	218,172
†CytRx	40,400	150,288
†Dicerna Pharmaceuticals	4,800	66,960
=Durata Therapeutics	14,227	11,808
†Dyax	134,131	3,554,471
†Dynavax Technologies	27,057	633,810
†Eagle Pharmaceuticals	7,700	622,622
†Emergent BioSolutions	27,048	891,232
†Enanta Pharmaceuticals	14,400	647,856
†Epizyme	26,100	626,400
†Esperion Therapeutics	11,900	972,944
†Exact Sciences	81,650	2,428,271
†Exelixis	205,868	774,064

LVIP SSgA Small-Cap Index Fund—5

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†FibroGen	43,500	$1,022,250
†Five Prime Therapeutics	17,800	442,152
†Flexion Therapeutics	15,800	345,862
†Foundation Medicine	13,085	442,796
†Galena Biopharma	156,200	265,540
†Genocea Biosciences	7,100	97,483
†Genomic Health	15,677	435,664
†Geron	161,944	693,120
†Halozyme Therapeutic	101,443	2,290,583
†Heron Therapeutics	22,800	710,448
†Idera Pharmaceuticals	82,800	307,188
†Ignyta	15,900	239,931
†Immune Design	6,500	134,225
†ImmunoGen	79,793	1,147,423
†Immunomedics	94,626	384,182
†Infinity Pharmaceuticals	45,524	498,488
†Inovio Pharmaceuticals	67,400	549,984
†Insmed	60,900	1,487,178
†Insys Therapeutics	20,900	750,728
†Invitae	8,800	130,944
†Ironwood Pharmaceuticals	117,872	1,421,536
†Karyopharm Therapeutics	20,700	563,247
†Keryx Biopharmaceuticals	92,887	927,012
†Kite Pharma	26,400	1,609,608
†KYTHERA Biopharmaceuticals	23,646	1,780,780
†La Jolla Pharmaceutical	9,900	242,649
†Lexicon Pharmaceuticals	35,616	286,709
†Ligand Pharmaceuticals Class B	16,065	1,620,959
†Lion Biotechnologies	39,800	364,966
†Loxo Oncology	7,000	126,210
†MacroGenics	25,500	968,235
†MannKind	210,036	1,195,105
†Merrimack Pharmaceuticals	104,070	1,286,826
†MiMedx Group	98,900	1,146,251
†Mirati Therapeutics	8,400	264,348
†Momenta Pharmaceuticals	49,882	1,137,808
†Myriad Genetics	63,700	2,165,163
†Navidea Biopharmaceuticals	114,850	184,909
†Neurocrine Biosciences	78,653	3,756,467
†NewLink Genetics	18,347	812,222
†Northwest Biotherapeutics	43,100	427,983
†Novavax	246,336	2,744,183
†Ocata Therapeutics	37,400	197,098
†OncoMed Pharmaceuticals	12,100	272,250
†Oncothyreon	102,700	384,098
†Ophthotech	21,600	1,124,496
†Orexigen Therapeutics	111,420	551,529
†Organovo Holdings	61,100	230,347
†Osiris Therapeutics	21,447	417,359
†Otonomy	6,800	156,332
†OvaScience	21,200	613,316
PDL BioPharma	164,981	1,060,828

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Peregrine Pharmaceuticals	210,500	$275,755
†Pfenex	14,100	273,540
†Portola Pharmaceuticals	45,200	2,058,860
†Progenics Pharmaceuticals	66,198	493,837
†Prothena	30,900	1,627,503
†PTC Therapeutics	31,000	1,492,030
†Radius Health	26,800	1,814,360
†Raptor Pharmaceutical	73,730	1,164,197
†Regulus Therapeutics	14,327	157,024
†Repligen	29,425	1,214,370
†Retrophin	31,800	1,054,170
†Rigel Pharmaceuticals	85,774	275,335
†Sage Therapeutics	12,500	912,500
†Sangamo Biosciences	61,289	679,695
†Sarepta Therapeutics	37,600	1,144,168
†Sorrento Therapeutics	25,200	444,024
†Spark Therapeutics	7,100	427,917
†Spectrum Pharmaceuticals	63,225	432,459
†Stemline Therapeutics	14,700	173,019
†Synergy Pharmaceuticals	102,718	852,559
†Synta Pharmaceuticals	82,290	183,507
†T2 Biosystems	5,900	95,757
†TESARO	21,204	1,246,583
†TG Therapeutics	28,400	471,156
†Threshold Pharmaceuticals	48,147	194,514
†Tokai Pharmaceuticals	2,100	27,930
†Trovagene	20,900	212,135
†Ultragenyx Pharmaceutical	33,000	3,378,870
†Vanda Pharmaceuticals	29,481	374,114
†Verastem	28,203	212,651
†Versartis	19,700	299,834
†Vitae Pharmaceuticals	8,600	123,840
†Vital Therapies	14,700	310,170
†Xencor	19,000	417,430
†XOMA	89,370	346,756
†Zafgen	14,800	512,524
†ZIOPHARM Oncology	98,884	1,186,610

		115,746,180

Building Products–0.86%
AAON	38,517	867,403
Advanced Drainage Systems	30,600	897,498
†American Woodmark	11,575	634,889
Apogee Enterprises	28,747	1,513,242
†Builders FirstSource	41,066	527,287
†Continental Building Products	28,400	601,796
†Gibraltar Industries	28,561	581,788
Griffon	35,364	562,995
Insteel Industries	15,439	288,709
†Masonite International	28,900	2,026,179
†NCI Building Systems	27,891	420,317
†Nortek	8,476	704,610

LVIP SSgA Small-Cap Index Fund—6

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Patrick Industries	11,314	$430,536
†PGT	43,195	626,759
†Ply Gem Holdings	19,100	225,189
Quanex Building Products	36,752	787,595
Simpson Manufacturing	40,889	1,390,226
†Trex	29,294	1,448,002
Universal Forest Products	18,470	960,994

		15,496,014

Capital Markets–1.47%
Arlington Asset Investment Class A	20,885	408,511
†Ashford	642	56,027
BGC Partners Class A	171,909	1,504,204
Calamos Asset Management Class A	11,459	140,373
CIFC	325	2,577
Cohen & Steers	17,769	605,568
†Cowen Group Class A	107,635	688,864
Diamond Hill Investment Group	3,032	605,369
Evercore Partners Class A	32,592	1,758,664
Fifth Street Asset Management	5,200	53,456
Financial Engines	50,422	2,141,927
GAMCO Investors	5,496	377,630
Greenhill	28,790	1,189,891
HFF Class A	32,581	1,359,605
†INTL. FCStone	14,724	489,426
Investment Technology Group	34,442	854,162
Janus Capital Group	134,800	2,307,776
†KCG Holdings	43,756	539,511
†Ladenburg Thalmann Financial Services	83,408	291,928
Medley Management Class A	4,197	49,692
Moelis & Co.	15,700	450,747
OM Asset Management	23,000	409,170
Oppenheimer Holdings Class A	11,402	299,645
†Piper Jaffray	15,268	666,296
Pzena Investment Management Class A	10,210	112,821
RCS Capital	43,000	329,380
†Safeguard Scientifics	17,820	346,777
†Stifel Financial	63,647	3,674,978
@=Teton Advisors Class B	19	0
†Virtu Financial Class A	16,800	394,464
Virtus Investment Partners	6,472	855,922
†Walter Investment Management	35,218	805,436
Westwood Holdings Group	7,114	423,781
WisdomTree Investments	105,408	2,315,287

		26,509,865

Chemicals–1.93%
American Vanguard	28,695	395,991
Axiall	64,521	2,325,982
Balchem	29,907	1,666,418

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Calgon Carbon	49,040	$950,395
Chase	5,939	236,075
†Chemtura	61,520	1,741,631
=Chemtura	37,800	0
†Ferro	67,287	1,129,076
†Flotek Industries	50,886	637,602
Fuller (H.B.)	49,109	1,994,808
FutureFuel	17,308	222,754
Hawkins	9,859	398,205
Innophos Holdings	18,964	998,265
Innospec	22,604	1,018,084
†Intrepid Potash	51,400	613,716
KMG Chemicals	9,772	248,600
Koppers Holdings	19,860	490,939
†Kraton Performance Polymers	30,441	726,931
Kronos Worldwide	15,200	166,592
†LSB Industries	17,761	725,359
Minerals Technologies	33,764	2,300,341
Olin	71,017	1,913,908
OM Group	30,341	1,019,458
†OMNOVA Solutions	39,840	298,402
PolyOne	82,064	3,214,447
Quaker Chemical	13,413	1,191,611
Rayonier Advanced Materials	36,500	593,490
†Rentech	182,573	195,353
Schulman (A.)	29,631	1,295,467
†Senomyx	30,800	165,088
Sensient Technologies	42,995	2,938,278
Stepan	17,670	956,124
†Trecora Resources	17,392	262,619
Tredegar	23,630	522,459
†Trinseo	10,600	284,504
Tronox	62,800	918,764

		34,757,736

Commercial Services & Supplies–2.07%
ABM Industries	54,923	1,805,319
†ACCO Brands	105,724	821,475
†ARC Document Solutions	31,770	241,770
Brady Class A	47,837	1,183,487
Brink’s	47,857	1,408,432
†Casella Waste Systems	36,534	204,956
Ceco Environmental	20,364	230,724
Civeo	90,700	278,449
Deluxe	45,940	2,848,280
Ennis	23,860	443,557
Essendant	35,019	1,374,496
G&K Services Class A	19,761	1,366,276
Healthcare Services Group	68,881	2,276,517
†Heritage-Crystal Clean	9,954	146,324
Herman Miller	58,387	1,689,136
HNI	40,775	2,085,641

LVIP SSgA Small-Cap Index Fund—7

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†InnerWorkings	28,357	$189,141
Interface Class A	65,821	1,648,816
Kimball International Class B	36,502	443,864
Knoll	44,582	1,115,887
Matthews International Class A	29,510	1,568,161
McGrath RentCorp	24,040	731,537
Mobile Mini	41,966	1,764,251
MSA Safety	29,318	1,422,216
Multi-Color	11,492	734,109
†NL Industries	4,936	36,576
Quad Graphics	23,523	435,411
†SP Plus	16,497	430,737
Steelcase Class A	81,834	1,547,481
†Team	19,013	765,273
Tetra Tech	55,091	1,412,533
UniFirst	14,567	1,629,319
US Ecology	22,119	1,077,638
Viad	19,313	523,575
West	47,700	1,435,770

		37,317,134

Communications Equipment–1.31%
ADTRAN	53,848	875,030
†Aerohive Networks	11,200	78,176
Alliance Fiber Optic Products	10,600	196,630
†Applied Optoelectronics	17,500	303,800
Bel Fuse Class B	10,038	205,980
Black Box	12,650	253,000
†CalAmp	33,272	607,547
†Calix	46,931	357,145
†Ciena	111,840	2,648,371
†Clearfield	8,300	132,053
Comtech Telecommunications	12,775	371,114
†Digi International	21,371	204,093
†Extreme Networks	93,245	250,829
†Finisar	101,167	1,807,854
†Harmonic	93,388	637,840
†Infinera	119,141	2,499,578
InterDigital	33,088	1,882,376
†Ixia	58,791	731,360
†KVH Industries	16,575	222,934
†Mitel Networks	—	2
†NETGEAR	35,434	1,063,729
†Oclaro	67,800	153,228
Plantronics	37,751	2,125,759
†Polycom	123,400	1,411,696
†Ruckus Wireless	63,711	658,772
†ShoreTel	52,268	354,377
†Sonus Networks	55,302	382,690
Ubiquiti Networks	27,029	862,631
†ViaSat	40,446	2,437,276

		23,715,870

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.70%
†Aegion	35,228	$667,218
†Ameresco Class A	19,021	145,511
Argan	12,051	486,017
Comfort Systems USA	34,836	799,486
†Dycom Industries	33,329	1,961,412
EMCOR Group	57,577	2,750,453
†Furmanite	33,418	271,354
Granite Construction	38,740	1,375,657
†Great Lakes Dredge & Dock	52,797	314,670
†Hc2 Holdings	16,400	146,780
†MasTec	65,178	1,295,087
†MYR Group	19,994	619,014
†Northwest Pipe	8,096	164,916
†Orion Marine Group	27,795	200,680
Primoris Services	35,438	701,672
†Tutor Perini	34,683	748,459

		12,648,386

Construction Materials–0.14%
†Headwaters	72,823	1,326,835
†Summit Materials Class A	23,000	586,500
United States Lime & Minerals	1,487	86,424
†US Concrete	15,200	575,928

		2,575,687

Consumer Finance–0.49%
Cash America International	26,856	703,359
†Encore Capital Group	23,363	998,535
†Enova International	24,223	452,486
†Ezcorp Class A	43,419	322,603
†First Cash Financial Services	25,717	1,172,438
†Green Dot Class A	41,641	796,176
†JG Wentworth	12,429	114,347
Nelnet Class A	19,438	841,860
†Nicholas Financial	6,497	82,642
†PRA Group	44,423	2,767,997
†Regional Management	11,943	213,302
†World Acceptance	7,301	449,085

		8,914,830

Containers & Packaging–0.29%
†AEP Industries	3,961	218,647
†Berry Plastics Group	109,887	3,560,339
Greif Class A	28,000	1,003,800
Myers Industries	24,897	473,043

		5,255,829

Distributors–0.25%
Core-Mark Holding	22,930	1,358,603
Pool	39,971	2,805,165
†VOXX International Class A	20,389	168,821
Weyco Group	4,458	132,938

		4,465,527

LVIP SSgA Small-Cap Index Fund—8

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–1.12%
†2U	21,600	$695,304
†American Public Education	16,760	431,067
†Apollo Education Group Class A	86,200	1,110,256
†Ascent Capital Group Class A	12,977	554,637
†Bridgepoint Education	15,373	146,966
†Bright Horizons Family Solutions	34,263	1,980,401
Capella Education	11,280	605,398
†Career Education	62,568	206,474
Carriage Services	13,935	332,768
†Chegg	68,600	537,824
Collectors Universe	8,200	163,508
DeVry Education Group	58,400	1,750,832
†Grand Canyon Education	45,808	1,942,259
†Houghton Mifflin Harcourt	126,000	3,175,200
†K12	32,200	407,330
Liberty Tax	1,700	42,075
†LifeLock	81,681	1,339,568
†Regis	44,546	702,045
Sotheby’s	59,475	2,690,649
†Steiner Leisure	12,380	665,796
†Strayer Education	9,165	395,012
Universal Technical Institute	20,858	179,379
†Weight Watchers International	20,000	97,000

		20,151,748

Diversified Financial Services–0.38%
†FNFV Group	72,900	1,121,202
GAIN Capital Holdings	22,453	214,651
MarketAxess Holdings	34,385	3,189,896
Marlin Business Services	5,686	95,980
†NewStar Financial	21,998	241,978
†On Deck Capital	10,100	116,958
†PHH	45,252	1,177,910
†PICO Holdings	24,571	361,685
Resource America Class A	15,314	128,791
Tiptree Financial	25,100	181,975

		6,831,026

Diversified Telecommunication Services–0.69%
†8x8	89,840	804,966
Atlantic Tele-Network	8,792	607,351
†Cincinnati Bell	194,526	743,089
Cogent Communications Holdings	46,104	1,560,159
Consolidated Communications Holdings	46,735	981,902
†FairPoint Communications	19,237	350,498
†General Communication Class A	32,619	554,849
†Globalstar	432,900	913,419
†Hawaiian Telcom Holdco	9,271	241,973
IDT Class B	16,415	296,783
†InContact	57,094	563,518
Inteliquent	30,489	560,998

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Intelsat	30,400	$301,568
†Iridium Communications	74,750	679,478
Lumos Networks	18,657	275,937
†ORBCOMM	53,094	358,385
†Pacific Datavision	11,600	488,708
†Premiere Global Services	50,536	520,015
†Straight Path Communications Class B	8,100	265,599
†Vonage Holdings	160,053	785,860
Windstream Holdings	90,900	579,942

		12,434,997

Electric Utilities–1.08%
ALLETE	47,283	2,193,458
Cleco	55,587	2,993,360
El Paso Electric	39,941	1,384,355
Empire District Electric	39,314	857,045
IDACORP	46,276	2,597,935
MGE Energy	34,426	1,333,319
Otter Tail	37,481	996,995
PNM Resources	78,136	1,922,146
Portland General Electric	71,914	2,384,668
UIL Holdings	52,040	2,384,473
Unitil	15,341	506,560

		19,554,314

Electrical Equipment–0.86%
AZZ	25,427	1,317,119
Encore Wire	19,026	842,662
EnerSys	40,906	2,875,283
†Enphase Energy	18,600	141,546
Franklin Electric	47,040	1,520,803
†FuelCell Energy	193,034	188,575
†Generac Holdings	63,482	2,523,410
General Cable	44,800	883,904
†GrafTech International	112,900	559,984
LSI Industries	20,862	194,851
†Plug Power	159,000	389,550
†Polypore International	41,300	2,473,044
Powell Industries	9,008	316,811
†Power Solutions International	3,200	172,864
†PowerSecure International	18,500	273,060
Preformed Line Products	1,286	48,508
†Thermon Group Holdings	29,403	707,730
†Vicor	11,771	143,488

		15,573,192

Electronic Equipment, Instruments & Components–2.47%
†Agilysys	10,614	97,437
†Anixter International	26,701	1,739,570
AVX	41,500	558,590
Badger Meter	13,261	841,941
Belden	39,242	3,187,628
†Benchmark Electronics	53,666	1,168,845

LVIP SSgA Small-Cap Index Fund—9

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Checkpoint Systems	39,172	$398,771
†Coherent	21,732	1,379,547
†Control4	6,500	57,785
CTS	31,711	611,071
Daktronics	33,261	394,475
†DTS	15,365	468,479
Electro Rent	16,047	174,270
†Fabrinet	32,641	611,366
†FARO Technologies	16,099	751,823
FEI	38,211	3,168,838
=Gerber Scientific	6,600	0
†GSI Group	26,763	402,248
†II-VI	47,951	910,110
†Insight Enterprises	37,003	1,106,760
†InvenSense	65,552	989,835
†Itron	38,900	1,339,716
†Kimball Electronics	27,326	398,686
†Knowles	77,800	1,408,180
Littelfuse	22,006	2,088,149
†Mercury Systems	28,051	410,667
Mesa Laboratories	2,530	224,917
Methode Electronics	37,266	1,022,952
MTS Systems	15,457	1,065,760
†Multi-Fineline Electronix	8,997	196,674
†Newport	36,649	694,865
†OSI Systems	19,768	1,399,377
Park Electrochemical	19,888	381,054
PC Connection	8,824	218,306
†Plexus	33,563	1,472,744
†RealD	34,440	424,645
†Rofin-Sinar Technologies	26,047	718,897
†Rogers	17,952	1,187,345
†Sanmina	81,095	1,634,875
†ScanSource	29,137	1,108,954
SYNNEX	27,923	2,043,684
†Tech Data	33,600	1,934,016
†TTM Technologies	56,150	560,942
†Universal Display	36,841	1,905,785
Vishay Intertechnology	123,800	1,445,984
†Vishay Precision Group	12,172	183,310

		44,489,873

Energy Equipment & Services–1.34%
Atwood Oceanics	59,100	1,562,604
†Basic Energy Services	23,879	180,286
Bristow Group	31,891	1,699,790
†C&J Energy Services	43,629	575,903
CARBO Ceramics	18,200	757,666
†Era Group	17,100	350,208
Exterran Holdings	63,700	2,079,805
†FMSA Holdings	57,200	468,468
†Forum Energy Technologies	59,346	1,203,537

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Geospace Technologies	13,053	$300,872
Gulfmark Offshore	21,498	249,377
†Helix Energy Solutions Group	104,156	1,315,490
†Hornbeck Offshore Services	33,459	686,913
†Independence Contract Drilling	10,500	93,135
†ION Geophysical	93,938	100,514
†Key Energy Services	106,617	191,911
†Matrix Service	25,207	460,784
†McDermott International	240,500	1,284,270
†Natural Gas Services Group	12,185	278,062
†Newpark Resources	77,841	632,847
Nordic American Offshore	11,100	90,354
†North Atlantic Drill	50,600	60,214
†Oil States International	47,300	1,760,979
†Parker Drilling	115,945	384,937
†PHI	13,382	401,728
†Pioneer Energy Services	61,783	391,704
†RigNet	13,274	405,786
†SEACOR Holdings	18,500	1,312,390
†Seventy Seven Energy	48,900	209,781
Tesco	38,646	421,241
†TETRA Technologies	69,142	441,126
Tidewater	42,700	970,571
†Unit	46,000	1,247,520
US Silica Holdings	52,983	1,555,581

		24,126,354

Food & Staples Retailing–0.95%
Andersons	28,163	1,098,357
Casey’s General Stores	35,712	3,419,067
†Chefs’ Warehouse	15,895	337,610
†Diplomat Pharmacy	33,100	1,481,225
†Fairway Group Holdings	10,100	35,956
†Fresh Market	42,400	1,362,736
Ingles Markets Class A	11,131	531,728
†Natural Grocers by Vitamin Cottage	7,253	178,569
PriceSmart	18,532	1,690,860
†Smart & Final Stores	21,500	384,205
SpartanNash	38,258	1,244,915
†SUPERVALU	240,147	1,942,789
†United Natural Foods	45,999	2,929,216
Village Super Market Class A	4,613	146,186
Weis Markets	9,200	387,780

		17,171,199

Food Products–1.46%
Alico	2,463	111,722
B&G Foods Class A	57,114	1,629,462
†Boulder Brands	56,713	393,588
Calavo Growers	13,454	698,666
Cal-Maine Foods	30,530	1,593,666
†Darling Ingredients	160,759	2,356,727

LVIP SSgA Small-Cap Index Fund—10

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Dean Foods	92,200	$1,490,874
†Diamond Foods	20,471	642,380
†Farmer Bros	5,201	122,224
Fresh Del Monte Produce	33,556	1,297,275
†Freshpet	18,400	342,240
†Inventure Foods	13,960	141,694
J&J Snack Foods	14,687	1,625,410
Lancaster Colony	18,254	1,658,376
†Landec	25,733	371,327
†Lifeway Foods	4,131	79,274
Limoneira	9,287	206,450
†Omega Protein	21,568	296,560
†Post Holdings	51,254	2,764,128
Sanderson Farms	20,490	1,540,028
Sanfilippo John B. & Son	7,302	378,974
†Seaboard	257	924,943
†Seneca Foods Class A	7,410	205,776
Snyders-Lance	47,115	1,520,401
Tootsie Roll Industries	18,135	585,942
†TreeHouse Foods	41,013	3,323,283

		26,301,390

Gas Utilities–0.98%
Chesapeake Utilities	13,465	725,090
Laclede Group	42,267	2,200,420
New Jersey Resources	82,382	2,269,624
Northwest Natural Gas	27,019	1,139,661
ONE Gas	50,900	2,166,304
Piedmont Natural Gas	75,968	2,682,430
South Jersey Industries	65,004	1,607,549
Southwest Gas	45,495	2,420,789
WGL Holdings	45,724	2,482,356

		17,694,223

Health Care Equipment & Supplies–3.36%
Abaxis	22,413	1,153,821
†ABIOMED	39,039	2,566,033
†Accuray	82,718	557,519
Analogic	11,537	910,269
†AngioDynamics	21,092	345,909
†Anika Therapeutics	13,495	445,740
†Antares Pharma	136,024	282,930
†AtriCure	28,303	697,386
Atrion	1,267	497,057
Cantel Medical	33,350	1,789,895
†Cardiovascular Systems	25,082	663,419
†Cerus	103,083	535,001
CONMED	26,922	1,568,745
CryoLife	22,710	256,169
†Cutera	12,200	188,856
†Cyberonics	23,804	1,415,386
†Cynosure Class A	20,742	800,226

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Endologix	67,332	$1,032,873
†Entellus Medical	6,100	157,807
†Exactech	8,883	185,033
†GenMark Diagnostics	39,200	355,152
†Globus Medical	64,774	1,662,749
†Greatbatch	24,725	1,333,172
†Haemonetics	47,434	1,961,870
†Halyard Health	42,600	1,725,300
†HeartWare International	16,880	1,227,007
†ICU Medical	13,667	1,307,385
†Inogen	14,100	628,860
†Insulet	54,685	1,694,415
†Integra LifeSciences Holdings	24,575	1,655,618
Invacare	29,939	647,581
†Invivo Therapeutics Holdings	23,500	379,525
†K2M Group Holdings	15,600	374,712
†LDR Holding	21,100	912,575
†Masimo	39,958	1,547,973
Meridian Bioscience	42,175	786,142
†Merit Medical Systems	39,374	848,116
†Natus Medical	31,963	1,360,345
†Neogen	36,112	1,713,153
†Nevro	13,700	736,375
†NuVasive	45,637	2,162,281
†NxStage Medical	55,654	795,017
†OraSure Technologies	47,106	253,901
†Orthofix International	17,703	586,323
†Oxford Immunotec Global	17,300	239,605
†Quidel	26,325	604,159
†Rockwell Medical Technologies	49,535	798,504
†RTI Surgical	56,500	364,990
†Second Sight Medical Products	5,400	73,494
†Sientra	4,100	103,443
†Spectranetics	41,569	956,503
†Staar Surgical	41,399	399,914
STERIS	54,967	3,542,073
†SurModics	10,565	247,432
†Tandem Diabetes Care	11,800	127,912
†Thoratec	52,500	2,339,925
†Tornier	32,865	821,296
†TransEnterix	29,600	88,800
†Unilife	118,287	254,317
Utah Medical Products	2,915	173,821
†Vascular Solutions	17,773	617,079
†Veracyte	4,300	47,902
West Pharmaceutical Services	68,600	3,984,288
†Wright Medical Group	49,460	1,298,820
†Zeltiq Aesthetics	29,456	868,068

		60,657,966

Health Care Providers & Services–2.62%
†AAC Holdings	4,400	191,664

LVIP SSgA Small-Cap Index Fund—11

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Aceto	27,057	$666,414
†Addus HomeCare	4,700	130,942
†Adeptus Health Class A	5,500	522,445
†Air Methods	38,596	1,595,559
†Alliance HealthCare Services	4,300	80,367
†Almost Family	7,976	318,322
†Amedisys	27,516	1,093,211
†AMN Healthcare Services	47,074	1,487,068
†Amsurg	44,542	3,115,713
†Bio-Reference Laboratories	22,470	926,887
†BioScrip	59,631	216,461
†BioTelemetry	19,100	180,113
†Capital Senior Living	27,031	662,259
Chemed	15,698	2,058,008
†Civitas Solutions	8,900	189,837
†CorVel	9,812	314,180
†Cross Country Healthcare	28,617	362,864
Ensign Group	22,945	1,171,572
†ExamWorks Group	36,304	1,419,486
†Five Star Quality Care	42,206	202,589
†Genesis Healthcare	23,678	156,275
†Hanger	32,132	753,174
†HealthEquity	33,000	1,057,650
HealthSouth	85,567	3,941,216
†Healthways	33,036	395,771
†IPC Healthcare	15,894	880,369
Kindred Healthcare	80,751	1,638,438
Landauer	10,371	369,622
†LHC Group	11,806	451,580
†Magellan Health	24,995	1,751,400
†Molina Healthcare	32,381	2,276,384
National HealthCare	10,575	687,269
National Research Class A	7,337	104,259
Nobilis Health Corp	26,900	146,430
Owens & Minor	61,854	2,103,036
†PharMerica	30,149	1,003,962
†Providence Service	11,933	528,393
†RadNet	23,700	158,553
Select Medical Holdings	96,067	1,556,285
†Surgical Care Affiliates	19,500	748,410
†Team Health Holdings	68,159	4,452,827
†Triple-S Management Class B	23,738	609,117
†Trupanion	9,182	75,660
U.S. Physical Therapy	11,649	637,899
†Universal American	36,111	365,443
†WellCare Health Plans	40,559	3,440,620

		47,196,003

Health Care Technology–0.56%
†Castlight Health Class B	29,100	236,874
Computer Programs & Systems	10,449	558,186
†Connecture	4,355	45,989

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†HealthStream	19,945	$606,727
†HMS Holdings	86,720	1,488,982
†Imprivata	6,500	106,340
†MedAssets	60,574	1,336,262
†Medidata Solutions	52,734	2,864,511
†Merge Healthcare	65,988	316,742
†Omnicell	36,325	1,369,816
†Press Ganey Holdings	8,800	252,296
Quality Systems	45,528	754,399
†Vocera Communications	20,340	232,893

		10,170,017

Hotels, Restaurants & Leisure–3.26%
†Belmond	96,122	1,200,564
†Biglari Holdings	1,590	657,863
†BJ’s Restaurants	22,174	1,074,330
Bloomin’ Brands	113,852	2,430,740
Bob Evans Farms	21,532	1,099,209
†Bojangles’	10,300	245,758
†Boyd Gaming	78,683	1,176,311
†Bravo Brio Restaurant Group	13,326	180,567
†Buffalo Wild Wings	17,468	2,737,061
†Caesars Acquisition	43,242	297,505
†Caesars Entertainment	41,000	250,920
†Carrols Restaurant Group	34,765	361,556
Cheesecake Factory	44,786	2,442,404
Churchill Downs	13,221	1,653,286
†Chuy’s Holdings	18,232	488,435
ClubCorp Holdings	39,900	952,812
Cracker Barrel Old Country Store	17,594	2,624,321
†Dave & Buster’s Entertainment	20,600	743,454
†Del Frisco’s Restaurant Group	22,787	424,522
†Denny’s	80,556	935,255
†Diamond Resorts International	38,000	1,198,900
DineEquity	16,432	1,628,247
†El Pollo Loco Holdings	6,100	126,331
†Eldorado Resorts	23,700	185,334
†Empire Resorts	16,500	83,985
†Fiesta Restaurant Group	26,657	1,332,850
†Habit Restaurants Class A	10,100	316,029
International Speedway Class A	25,618	939,412
Interval Leisure Group	36,636	837,133
†Intrawest Resorts Holdings	12,700	147,574
†Isle of Capri Casinos	21,773	395,180
Jack in the Box	34,415	3,034,026
†Jamba	15,291	236,858
†Krispy Kreme Doughnuts	65,057	1,252,998
†La Quinta Holdings	85,900	1,962,815
Marcus	17,634	338,220
Marriott Vacations Worldwide	23,672	2,171,906
†Monarch Casino & Resort	6,584	135,367
†Morgans Hotel Group	26,125	176,083

LVIP SSgA Small-Cap Index Fund—12

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Noodles	7,800	$113,880
Papa John’s International	26,522	2,005,328
†Papa Murphy’s Holdings	8,200	169,904
†Penn National Gaming	79,500	1,458,825
†Pinnacle Entertainment	58,385	2,176,593
†Popeyes Louisiana Kitchen	23,429	1,405,506
†Potbelly	16,600	203,350
†Red Robin Gourmet Burgers	14,222	1,220,532
†Ruby Tuesday	53,395	334,787
Ruth’s Hospitality Group	37,508	604,629
†Scientific Games Class A	47,152	732,742
SeaWorld Entertainment	62,300	1,148,812
†Shake Shack Class A	5,000	301,350
Sonic	47,475	1,367,280
Speedway Motorsports	11,161	252,797
Texas Roadhouse	64,240	2,404,503
Vail Resorts	33,446	3,652,303
†Zoe’s Kitchen	17,400	712,356

		58,741,598

Household Durables–1.27%
Bassett Furniture Industries	9,300	264,213
†Beazer Homes USA	25,566	510,042
†Cavco Industries	9,026	680,921
†Century Communities	13,200	265,716
CSS Industries	9,455	286,014
Ethan Allen Interiors	25,932	683,049
Flexsteel Industries	4,266	183,822
†Helen of Troy	26,147	2,549,071
Hooker Furniture	9,300	233,523
†Hovnanian Enterprises Class A	101,192	269,171
†Installed Building Products	17,618	431,289
†iRobot	26,732	852,216
KB Home	74,436	1,235,638
La-Z-Boy	51,833	1,365,281
†LGI Homes	14,200	280,876
Libbey	19,788	817,838
Lifetime Brands	6,178	91,249
†M/I Homes	23,074	569,236
MDC Holdings	39,634	1,187,831
†Meritage Homes	38,584	1,816,921
NACCO Industries Class A	4,792	291,162
†New Home	10,900	187,807
Ryland Group	42,936	1,990,942
†Skullcandy	20,219	155,080
†Standard Pacific	144,298	1,285,695
†Taylor Morrison Home Class A	29,200	594,512
†TRI Pointe Homes	143,652	2,197,876
†Universal Electronics	14,511	723,228
†WCI Communities	12,200	297,558
†William Lyon Homes Class A	16,800	431,256

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†Zagg	25,300	$200,376

		22,929,409

Household Products–0.16%
†Central Garden & Pet Class A	45,722	521,688
†HRG Group	76,556	995,228
Oil-Dri Corp of America	3,441	104,538
Orchids Paper Products	8,292	199,588
WD-40	13,239	1,153,911

		2,974,953

Independent Power & Renewable Electricity Producers–0.58%
†Abengoa Yield	44,829	1,404,044
Atlantic Power	116,633	359,230
†Dynegy	119,300	3,489,525
NRG Yield Class A	31,100	683,889
NRG Yield Class C	31,200	682,968
Ormat Technologies	30,256	1,140,046
Pattern Energy Group	43,600	1,237,368
†Talen Energy	76,300	1,309,308
†Vivint Solar	15,700	191,069

		10,497,447

Industrial Conglomerates–0.04%
Raven Industries	33,951	690,224

		690,224

Insurance–2.30%
†Ambac Financial Group	46,300	770,432
American Equity Investment Life Holding	73,055	1,971,024
AMERISAFE	17,199	809,385
Argo Group International Holdings	25,527	1,421,854
†Atlas Financial Holdings	8,300	164,589
Baldwin & Lyons Class B	9,743	224,284
†Citizens	49,091	366,219
CNO Financial Group	181,212	3,325,240
Crawford Class B	25,879	218,160
Donegal Group Class A	5,144	78,343
†eHealth	14,419	182,977
EMC Insurance Group	5,953	149,254
Employers Holdings	28,927	658,957
†Enstar Group	8,511	1,318,779
FBL Financial Group Class A	8,674	500,663
Federated National Holding	11,700	283,140
Fidelity & Guaranty Life	13,500	319,005
First American Financial	99,776	3,712,665
†Global Indemnity	6,337	177,943
†Greenlight Capital Re Class A	25,857	754,249
†Hallmark Financial Services	8,751	99,586
HCI Group	8,707	384,936
†Heritage Insurance Holdings	22,000	505,780
Horace Mann Educators	40,331	1,467,242

LVIP SSgA Small-Cap Index Fund––13

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Independence Holding	6,117	$80,683
@Infinity Property & Casualty	10,489	795,486
James River Holdings L	9,600	248,352
Kansas City Life Insurance	2,714	124,057
Kemper	43,000	1,657,650
Maiden Holdings	46,695	736,847
†MBIA	142,500	856,425
Meadowbrook Insurance Group	46,248	397,733
Montpelier Re Holdings	36,276	1,432,902
National General Holdings	33,000	687,390
National Interstate	7,601	207,659
National Western Life Insurance Class A	2,316	554,659
†Navigators Group	10,616	823,377
OneBeacon Insurance Group Class A	20,187	292,913
†Patriot National	10,200	163,200
Primerica	47,122	2,153,004
RLI	42,134	2,165,266
Safety Insurance Group	13,199	761,714
@Selective Insurance Group	55,607	1,559,776
State Auto Financial	12,495	299,255
State National	24,100	261,003
Stewart Information Services	19,939	793,572
Symetra Financial	74,099	1,790,973
†Third Point Reinsurance	76,900	1,134,275
United Fire Group	19,321	632,956
United Insurance Holdings	20,100	312,354
Universal Insurance Holdings	28,603	692,193

		41,480,380

Internet & Catalog Retail–0.72%
†1-800-FLOWERS.com Class A	19,282	201,690
†Blue Nile	13,097	398,018
†Etsy	17,200	241,660
†EVINE Live	43,300	116,477
†FTD	17,637	497,187
HSN	29,812	2,092,504
†Lands End	15,400	382,382
†Liberty TripAdvisor Holdings Class A	68,600	2,210,292
NutriSystem	27,426	682,359
†Orbitz Worldwide	101,811	1,162,682
†Overstock.com	11,597	261,396
PetMed Express	20,172	348,370
†Shutterfly	34,372	1,643,325
Travelport Worldwide	96,400	1,328,392
†Wayfair Class A	18,100	681,284
†zulily Class A	59,400	774,576

		13,022,594

Internet Software & Services–2.50%
†Actua	38,259	545,573
†Amber Road	11,100	77,922

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Angie’s List	34,117	$210,161
†Bankrate	61,282	642,848
†Bazaarvoice	44,580	262,576
†Benefitfocus	5,100	223,635
†Blucora	39,368	635,793
†Box Class A	11,000	205,040
†Brightcove	32,686	224,226
†Carbonite	15,170	179,158
†ChannelAdvisor	15,000	179,250
†Cimpress	30,134	2,536,077
†comScore	31,554	1,680,566
†Constant Contact	28,632	823,456
†Cornerstone OnDemand	52,410	1,823,868
†Coupons.com	55,000	593,450
†Cvent	16,900	435,682
†Dealertrack Technologies	52,512	3,297,228
†Demandware	29,530	2,098,992
†DHI Group	33,216	295,290
EarthLink Holdings	97,153	727,676
†Endurance International Group Holdings	53,400	1,103,244
†Envestnet	33,693	1,362,208
†Everyday Health	9,400	120,132
†Five9	12,000	62,760
†Gogo	55,600	1,191,508
†GrubHub	69,000	2,350,830
†GTT Communications	25,300	603,911
†Hortonworks	8,100	205,092
†Internap	56,621	523,744
†Intralinks Holdings	37,605	447,876
@j2 Global	46,287	3,144,739
†Limelight Networks	67,249	264,961
†Liquidity Services	24,526	236,185
†LivePerson	51,218	502,449
†LogMeIn	23,971	1,545,890
Marchex Class B	24,554	121,542
†Marin Software	19,100	128,734
†Marketo	31,600	886,696
†Millennial Media	54,576	88,413
†Monster Worldwide	88,473	578,613
†New Relic	5,000	175,950
NIC	66,147	1,209,167
†OPOWER	29,600	340,696
†Q2 Holdings	20,300	573,475
†QuinStreet	29,711	191,636
†RealNetworks	13,048	70,590
Reis	5,300	117,554
†RetailMeNot	28,900	515,287
†Rocket Fuel	13,300	109,060
†SciQuest	29,245	433,118
†Shutterstock	17,852	1,046,841
†SPS Commerce	16,601	1,092,346

LVIP SSgA Small-Cap Index Fund—14

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Stamps.com	13,038	$959,206
†TechTarget	10,197	91,059
†Textura	16,300	453,629
†Travelzoo	3,660	41,285
†TrueCar	43,900	526,361
†United Online	12,400	194,308
†Web.com Group	39,751	962,769
†WebMD Health	34,530	1,528,988
†Wix.Com	13,900	328,318
†XO Group	23,301	380,971
†Xoom	29,247	615,796

		45,126,404

IT Services–2.28%
†Acxiom	76,372	1,342,620
†Blackhawk Network Holdings Class A	51,700	2,130,040
†CACI International Class A	23,061	1,865,404
†Cardtronics	43,840	1,624,272
Cass Information Systems	12,294	691,169
†Ciber	65,925	227,441
Convergys	90,722	2,312,504
CSG Systems International	31,388	993,744
†Datalink	17,567	157,049
†EPAM Systems	45,045	3,208,555
†Euronet Worldwide	49,648	3,063,282
EVERTEC	65,000	1,380,600
†ExlService Holdings	32,648	1,128,968
Forrester Research	10,533	379,399
†Global Cash Access Holdings	62,294	482,156
Hackett Group	26,091	350,402
Heartland Payment Systems	35,195	1,902,290
†IGATE	33,098	1,578,444
†Lionbridge Technologies	61,134	377,197
†Luxoft Holding	16,700	944,385
ManTech International Class A	24,517	710,993
MAXIMUS	60,664	3,987,445
†Moduslink Global Solutions	26,611	90,477
†MoneyGram International	24,587	225,955
†NeuStar Class A	55,300	1,615,313
†Perficient	35,425	681,577
Science Applications International	42,300	2,235,555
†ServiceSource International	71,460	390,886
†Sykes Enterprises	35,877	870,017
†Syntel	30,728	1,458,965
TeleTech Holdings	16,760	453,861
†Unisys	45,354	906,626
†Virtusa	26,336	1,353,670

		41,121,261

Leisure Products–0.29%
Arctic Cat	12,314	408,948
†Black Diamond	20,345	187,988

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Leisure Products (continued)
Callaway Golf	79,027	$706,501
Escalade	7,200	132,408
†JAKKS Pacific	25,137	248,605
Johnson Outdoors Class A	3,886	91,515
†Malibu Boats Class A	15,700	315,413
Marine Products	5,709	35,624
†Nautilus	27,600	593,676
†Performance Sports Group	41,000	738,000
†Smith & Wesson Holding	51,032	846,621
Sturm Ruger	17,014	977,454

		5,282,753

Life Sciences Tools & Services–0.56%
†Accelerate Diagnostics	19,921	514,161
†Affymetrix	77,765	849,194
†Albany Molecular Research	24,800	501,456
†Cambrex	30,446	1,337,797
†Fluidigm	25,845	625,449
†Harvard Bioscience	41,800	238,260
†INC Research Holdings Class A	11,600	465,392
†Luminex	35,207	607,673
†NanoString Technologies	12,600	194,292
†NeoGenomics	46,200	249,942
†Pacific Biosciences of California	49,998	287,988
†PAREXEL International	50,759	3,264,311
†PRA Health Sciences	18,600	675,738
†Sequenom	103,956	316,026

		10,127,679

Machinery–2.76%
†Accuride	28,827	110,984
Actuant Class A	54,314	1,254,110
Alamo Group	8,635	471,816
Albany International	28,683	1,141,583
Altra Industrial Motion	24,978	678,902
American Railcar Industries	8,946	435,133
Astec Industries	17,347	725,452
Barnes Group	53,139	2,071,890
†Blount International	51,249	559,639
Briggs & Stratton	42,514	818,820
†Chart Industries	31,274	1,118,045
CIRCOR International	16,127	879,405
CLARCOR	46,160	2,872,998
Columbus McKinnon	20,908	522,700
†Commercial Vehicle Group	25,826	186,205
Douglas Dynamics	23,449	503,685
EnPro Industries	22,509	1,287,965
ESCO Technologies	24,538	917,967
†ExOne	9,291	103,130
Federal Signal	57,207	852,956
Foster (L.B.) Class A	9,988	345,685
FreightCar America	10,041	209,656

LVIP SSgA Small-Cap Index Fund—15

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Global Brass & Copper Holdings	20,600	$350,406
Gorman-Rupp	17,282	485,279
Graham	7,462	152,896
Greenbrier Companies	24,047	1,126,602
Harsco	80,200	1,323,300
Hillenbrand	61,636	1,892,225
Hurco Companies	5,769	199,723
Hyster-Yale Materials Handling	9,566	662,732
John Bean Technologies	29,892	1,123,640
Kadant	11,697	552,098
Lindsay	11,307	993,998
†Lydall	14,802	437,547
†Meritor	97,012	1,272,797
Miller Industries	11,629	231,999
Mueller Industries	55,640	1,931,821
Mueller Water Products Class A	157,527	1,433,496
†Navistar International	46,400	1,050,032
NN	18,656	476,101
Omega Flex	1,789	67,374
†Proto Labs	22,343	1,507,706
†RBC Bearings	22,918	1,644,596
†Rexnord	93,464	2,234,724
Standex International	11,754	939,497
Sun Hydraulics	20,628	786,133
Tennant	18,681	1,220,617
Titan International	37,010	397,487
†TriMas	44,925	1,329,780
Twin Disc	5,164	96,257
†Wabash National	62,640	785,506
Watts Water Technologies Class A	28,128	1,458,437
Woodward	60,058	3,302,589
†Xerium Technologies	11,200	203,840

		49,739,961

Marine–0.15%
Golden Ocean Group	60,883	234,400
Matson	42,300	1,778,292
Navios Maritime Holdings	88,500	329,220
Safe Bulkers	28,200	90,804
†Scorpio Bulkers	131,200	213,856

		2,646,572

Media–1.56%
AMC Entertainment Holdings	19,400	595,192
†Carmike Cinemas	22,935	608,695
†Central European Media Enterprises Class A	49,011	106,844
†Crown Media Holdings Class A	31,925	144,301
†Cumulus Media Class A	138,424	281,001
†Daily Journal	1,150	225,987
†DreamWorks Animation SKG Class A	69,600	1,836,048
†Entercom Communications Class A	25,921	296,018

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Entravision Communications Class A	61,630	$507,215
†Eros International	19,800	497,376
†Global Eagle Entertainment	38,100	496,062
†Gray Television	56,600	887,488
Harte-Hanks	46,142	275,006
†Hemisphere Media Group	9,200	109,480
†IMAX	55,500	2,234,985
Journal Media Group	14,557	120,678
†Loral Space & Communications	11,961	754,978
†Martha Stewart Living Omnimedia Class A	38,696	241,463
MDC Partners Class A	39,235	772,930
†Media General	92,700	1,531,404
Meredith	35,334	1,842,668
National CineMedia	55,429	884,647
New Media Investment Group	41,100	736,923
New York Times Class A	126,011	1,720,050
Nexstar Broadcasting Group Class A	30,156	1,688,736
†Reading International Class A	17,940	248,469
†Rentrak	10,153	708,679
Saga Communications Class A	2,612	98,864
Scholastic	26,491	1,169,048
Scripps (E.W.) Class A	54,166	1,237,693
†SFX Entertainment	32,000	143,680
Sinclair Broadcast Group Class A	60,632	1,692,239
†Sizmek	15,184	107,806
Time	100,600	2,314,806
†Townsquare Media	9,400	127,652
Tribune Publishing	23,200	360,528
World Wrestling Entertainment Class A	28,407	468,716

		28,074,355

Metals & Mining–0.98%
†AK Steel Holding	163,356	632,188
Carpenter Technology	46,200	1,787,016
†Century Aluminum	48,287	503,633
Cliffs Natural Resources	138,100	597,973
†Coeur Mining	138,486	790,755
Commercial Metals	106,000	1,704,480
Globe Specialty Metals	63,533	1,124,534
†Handy & Harman	2,948	102,148
Haynes International	11,781	581,039
Hecla Mining	366,800	964,684
†Horsehead Holding	51,630	605,104
Kaiser Aluminum	15,622	1,297,876
Materion	18,984	669,186
Olympic Steel	5,606	97,769
†Real Industry	21,300	241,755
†RTI International Metals	28,240	890,125
†Ryerson Holding	13,725	124,898
Schnitzer Steel Industries Class A	25,201	440,261
†Stillwater Mining	118,115	1,368,953

LVIP SSgA Small-Cap Index Fund—16

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
SunCoke Energy	61,047	$793,611
TimkenSteel	36,300	979,737
Worthington Industries	48,108	1,446,126

		17,743,851

Multiline Retail–0.39%
Big Lots	49,500	2,227,005
†Burlington Stores	69,400	3,553,280
Fred’s Class A	34,477	665,061
†Tuesday Morning	44,883	505,607

		6,950,953

Multi-Utilities–0.33%
Avista	59,126	1,812,212
Black Hills	43,743	1,909,382
NorthWestern	45,906	2,237,918

		5,959,512

Oil, Gas & Consumable Fuels–2.37%
†Abraxas Petroleum	71,212	210,075
Adams Resources & Energy	1,206	53,788
Alon USA Energy	22,092	417,539
†Approach Resources	31,346	214,720
Ardmore Shipping	13,100	158,641
†Bill Barrett	47,490	407,939
†Bonanza Creek Energy	45,068	822,491
†Callon Petroleum	62,316	518,469
†Carrizo Oil & Gas	47,289	2,328,510
†Clayton Williams Energy	4,848	318,756
†Clean Energy Fuels	73,195	411,356
†Cloud Peak Energy	58,217	271,291
†Contango Oil & Gas	14,481	177,682
Delek U.S. Holdings	52,588	1,936,290
DHT Holdings	86,200	669,774
†Dorian LPG	22,000	366,960
†Eclipse Resources	22,400	117,824
†Energy Fuels	36,800	163,760
Energy XXI Bermuda	91,357	240,269
Evolution Petroleum	10,647	70,164
EXCO Resources	109,950	129,741
†Frontline	62,083	151,483
GasLog	38,607	770,210
†Gastar Exploration	48,116	148,678
Green Plains	38,143	1,050,840
†Halcon Resources	325,998	378,158
Hallador Energy	10,532	87,837
†Isramco	651	89,851
†Jones Energy Class A	15,100	136,655
†Magnum Hunter Resources	187,451	350,533
†Matador Resources	66,995	1,674,875
Navios Maritime Acquisition	80,800	290,072
Nordic American Tankers	88,898	1,265,019
†Northern Oil & Gas	58,437	395,618

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Oasis Petroleum	127,700	$2,024,045
†Pacific Ethanol	25,000	258,000
Panhandle Oil & Gas Class A	12,494	258,501
†Par Petroleum	14,000	262,080
†Parsley Energy Class A	76,200	1,327,404
†PDC Energy	39,050	2,094,642
Peabody Energy	250,300	548,157
†Penn Virginia	53,079	232,486
†Renewable Energy Group	33,464	386,844
†Rex American Resources	6,750	429,570
†Rex Energy	38,927	217,602
†Ring Energy	19,287	215,822
†Rosetta Resources	72,771	1,683,921
†RSP Permian	50,000	1,405,500
†Sanchez Energy	47,038	460,972
†Sandridge Energy	383,800	336,593
Scorpio Tankers	176,209	1,777,949
SemGroup Class A	41,505	3,298,817
Ship Finance International	59,242	966,829
†Solazyme	55,040	172,826
†Stone Energy	51,071	642,984
†Synergy Resources	94,813	1,083,713
Teekay Tankers Class A	76,841	507,919
†Transatlantic Petroleum	16,400	83,804
†Triangle Petroleum	56,696	284,614
†Ultra Petroleum	140,400	1,757,808
W&T Offshore	25,736	141,033
Western Refining	65,441	2,854,536
†Westmoreland Coal	14,557	302,494

		42,813,333

Paper & Forest Products–0.60%
†Boise Cascade	39,046	1,432,207
†Clearwater Paper	19,051	1,091,622
Deltic Timber	10,255	693,648
Glatfelter (PH)	39,017	857,984
KapStone Paper & Packaging	82,864	1,915,816
†Louisiana-Pacific	137,978	2,349,765
Neenah Paper	14,995	884,105
Schweitzer-Mauduit International	30,267	1,207,048
Wausau Paper	36,529	335,336

		10,767,531

Personal Products–0.16%
†Elizabeth Arden	22,300	317,998
Inter Parfums	16,393	556,214
†Medifast	10,787	348,636
Natural Health Trends	6,900	286,074
Nature’s Sunshine Products	8,440	116,050
†Nutraceutical International	6,886	170,360
†Revlon Class A	10,254	376,424
†Synutra International	8,658	61,905

LVIP SSgA Small-Cap Index Fund—17

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
†USANA Health Sciences	5,339	$729,628

		2,963,289

Pharmaceuticals–1.81%
†Aerie Pharmaceuticals	10,800	190,620
†Alimera Sciences	21,000	96,810
†Amphastar Pharmaceuticals	28,400	499,272
†ANI Pharmaceuticals	6,700	415,735
†Aratana Therapeutics	24,400	368,928
†Assembly Biosciences	12,200	234,972
†BioDelivery Sciences International	33,609	267,528
†Catalent	76,800	2,252,544
†Cempra	27,596	948,199
†Corcept Therapeutics	53,911	324,005
†Depomed	57,657	1,237,319
†Dermira	5,900	103,545
†Durect	96,800	231,352
†Endocyte	37,299	193,582
†Flex Pharma	6,800	116,960
Foamix Pharmaceuticals	19,400	198,850
†IGI Laboratories	32,500	204,750
†Impax Laboratories	68,102	3,127,244
†Intersect ENT	12,300	352,149
†Intra-Cellular Therapies	20,700	661,365
†Lannett	25,480	1,514,531
†Medicines	63,833	1,826,262
†Nektar Therapeutics	125,688	1,572,357
†Ocular Therapeutix	6,500	136,695
†Omeros	34,166	614,646
†Pacira Pharmaceuticals	34,775	2,459,288
Paratek Pharmaceuticals	10,600	273,162
†Pernix Therapeutics Holdings	24,062	142,447
Phibro Animal Health Class A	13,900	541,266
†POZEN	32,089	330,838
†Prestige Brands Holdings	50,755	2,346,911
†Relypsa	29,600	979,464
†Revance Therapeutics	13,900	444,522
†Sagent Pharmaceuticals	20,475	497,747
†SciClone Pharmaceuticals	46,674	458,339
†Sucampo Pharmaceuticals Class A	16,810	276,188
†Supernus Pharmaceuticals	29,385	498,957
†Tetraphase Pharmaceuticals	30,900	1,465,896
†TherapeuticsMD	110,700	870,102
Theravance	81,600	1,474,512
†Theravance Biopharma	22,800	296,856
†VIVUS	69,061	162,984
†XenoPort	48,601	297,924
†Zogenix	143,571	241,199
†ZS Pharma	16,500	864,435

		32,613,257

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–1.36%
Acacia Research	47,376	$415,488
†Advisory Board	41,224	2,253,716
Barrett Business Services	8,032	291,722
†CBIZ	38,146	367,727
CDI	13,679	177,827
CEB	30,702	2,672,916
†CRA International	9,451	263,399
Exponent	26,730	1,196,969
†Franklin Covey	8,762	177,781
†FTI Consulting	40,306	1,662,219
†GP Strategies	11,700	388,908
Heidrick & Struggles International	17,364	452,853
†Hill International	25,600	134,656
†Huron Consulting Group	21,178	1,484,366
†ICF International	18,251	636,230
Insperity	17,601	895,891
Kelly Services Class A	26,077	400,282
Kforce	21,938	501,722
Korn/Ferry International	49,045	1,705,295
†Mistras Group	14,147	268,510
†Navigant Consulting	51,736	769,314
†On Assignment	50,582	1,986,861
†Pendrell	141,559	193,936
Resources Connection	40,009	643,745
†RPX	48,774	824,281
†TriNet Group	37,400	948,090
†TrueBlue	41,187	1,231,491
VSE	3,983	213,130
†WageWorks	34,730	1,404,829

		24,564,154

Real Estate Investment Trusts–8.37%
Acadia Realty Trust	66,815	1,944,985
AG Mortgage Investment Trust	26,784	462,828
Agree Realty	16,466	480,313
Alexander’s	2,176	892,160
Altisource Residential	58,700	989,095
American Assets Trust	35,473	1,390,896
American Capital Mortgage Investment	46,711	746,909
†American Residential Properties	30,200	558,700
Anworth Mortgage Asset	93,031	458,643
Apollo Commercial Real Estate Finance	58,595	962,716
Apollo Residential Mortgage	30,381	446,297
Ares Commercial Real Estate	28,089	319,934
Armada Hoffler Properties	22,500	224,775
Armour Residential REIT	366,829	1,030,789
Ashford Hospitality Prime	24,479	367,675
Ashford Hospitality Trust	72,698	615,025
Associated Estates Realty	56,771	1,625,354
Bluerock Residential Growth REIT	16,000	202,560

LVIP SSgA Small-Cap Index Fund—18

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Campus Crest Communities	61,176	$338,915
Capstead Mortgage	95,608	1,061,249
CareTrust REIT	27,281	345,650
CatchMark Timber Trust	35,100	406,107
Cedar Realty Trust	73,061	467,590
Chambers Street Properties	233,100	1,853,145
Chatham Lodging Trust	35,231	932,565
Chesapeake Lodging Trust	58,615	1,786,585
Colony Financial	104,779	2,373,244
CorEnergy Infrastructure Trust	42,700	269,864
Coresite Realty	19,368	880,082
Cousins Properties	198,646	2,061,945
CubeSmart	157,386	3,645,060
CyrusOne	44,906	1,322,482
CYS Investments	160,467	1,240,410
DCT Industrial Trust	80,265	2,523,532
DiamondRock Hospitality	191,174	2,448,939
DuPont Fabros Technology	57,845	1,703,535
Dynex Capital	45,630	347,701
Easterly Government Properties	12,100	192,632
EastGroup Properties	30,869	1,735,764
Education Realty Trust	45,986	1,442,121
EPR Properties	52,540	2,878,141
Equity One	65,005	1,517,217
Excel Trust	55,925	881,937
FelCor Lodging Trust	141,666	1,399,660
First Industrial Realty Trust	107,906	2,021,079
First Potomac Realty Trust	60,718	625,395
Franklin Street Properties	92,304	1,043,958
GEO Group	70,884	2,421,397
Getty Realty	21,100	345,196
Gladstone Commercial	19,805	327,971
Government Properties Income Trust	67,703	1,255,891
Gramercy Property Trust	56,627	1,323,373
Great Ajax	5,700	80,826
Hannon Armstrong Sustainable Infrastructure Capital	30,400	609,520
Hatteras Financial	95,100	1,550,130
Healthcare Realty Trust	93,992	2,186,254
Hersha Hospitality Trust	49,841	1,277,923
Highwoods Properties	87,506	3,495,865
Hudson Pacific Properties	71,051	2,015,717
Independence Realty Trust	30,500	229,665
†InfraREIT	19,700	558,692
Inland Real Estate	79,596	749,794
Invesco Mortgage Capital	120,961	1,732,162
Investors Real Estate Trust	102,662	733,007
†iStar Financial	84,370	1,123,808
Kite Realty Group Trust	76,654	1,875,723
LaSalle Hotel Properties	104,011	3,688,230
Lexington Realty Trust	202,186	1,714,537
LTC Properties	34,473	1,434,077

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Mack-Cali Realty	87,600	$1,614,468
Medical Properties Trust	191,872	2,515,442
Monmouth Real Estate Investment	55,689	541,297
Monogram Residential Trust	152,100	1,371,942
National Health Investors	36,634	2,282,298
National Storage Affiliates Trust	19,800	245,520
New Residential Investment	182,900	2,787,396
New Senior Investment Group	60,200	804,874
New York Mortgage Trust	97,532	729,539
New York REIT	160,400	1,595,980
Nexpoint Residential Trust	16,300	218,909
One Liberty Properties	10,738	228,505
Orchid Island Capital	15,600	174,876
Parkway Properties	78,110	1,362,238
Pebblebrook Hotel Trust	66,110	2,834,797
Pennsylvania Real Estate Investment Trust	67,899	1,448,965
PennyMac Mortgage Investment Trust	73,421	1,279,728
Physicians Realty Trust	63,900	981,504
Potlatch	40,192	1,419,581
Preferred Apartment Communities	18,800	187,060
PS Business Parks	19,262	1,389,753
QTS Realty Trust	21,700	790,965
RAIT Financial Trust	70,832	432,784
Ramco-Gershenson Properties Trust	76,705	1,251,826
Redwood Trust	82,346	1,292,832
Resource Capital	120,329	465,673
Retail Opportunity Investments	89,367	1,395,913
Rexford Industrial Realty	52,400	763,992
RLJ Lodging Trust	121,661	3,623,065
Rouse Properties	34,360	561,786
Ryman Hospitality Properties	39,903	2,119,248
Sabra Health Care REIT	58,355	1,502,058
Saul Centers	9,166	450,876
Select Income REIT	57,163	1,179,844
Silver Bay Realty Trust	31,852	518,869
Sovran Self Storage	32,688	2,840,914
STAG Industrial	56,434	1,128,680
Starwood Waypoint Residential Trust	35,500	843,480
STORE Capital	29,300	588,930
†Strategic Hotels & Resorts	260,253	3,154,266
Summit Hotel Properties	85,373	1,110,703
Sun Communities	42,839	2,648,735
Sunstone Hotel Investors	200,074	3,003,111
Terreno Realty	39,714	782,366
Trade Street Residential	17,664	117,642
UMH Properties	17,967	176,077
United Development Funding IV	27,300	477,204
Universal Health Realty Income Trust	11,273	523,744
Urban Edge Properties	81,300	1,690,227
Urstadt Biddle Properties Class A	25,117	469,186

LVIP SSgA Small-Cap Index Fund—19

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Washington Real Estate Investment Trust	65,675	$1,704,266
Western Asset Mortgage Capital	39,084	577,271
Whitestone REIT	21,971	286,062
Xenia Hotels & Resorts	102,500	2,228,350

		150,911,533

Real Estate Management & Development–0.43%
Alexander & Baldwin	47,900	1,887,260
†Altisource Asset Management	1,000	144,290
†Altisource Portfolio Solutions	14,700	452,613
†AV Homes	8,780	126,169
Consolidated-Tomoka Land	4,399	253,558
†Forestar Group	32,877	432,661
†FRP Holdings	5,972	193,672
Kennedy-Wilson Holdings	85,153	2,093,912
†Marcus & Millichap	12,200	562,908
RE/MAX Holdings	9,300	330,243
†St. Joe	58,300	905,399
†Tejon Ranch	14,765	379,608

		7,762,293

Road & Rail–0.69%
ArcBest	23,542	748,636
Celadon Group	21,946	453,843
Con-way	52,900	2,029,773
†Covenant Transportation Group Class A	10,200	255,612
Heartland Express	45,709	924,693
Knight Transportation	58,882	1,574,505
Marten Transport	24,678	535,513
†P.A.M. Transportation Services	2,100	121,905
†Quality Distribution	26,181	404,758
†Roadrunner Transportation Systems	25,803	665,717
†Saia	25,363	996,512
†Swift Transportation	83,468	1,892,220
Universal Truckload Services	6,097	133,890
†USA Truck	5,500	116,765
Werner Enterprises	44,456	1,166,970
†YRC Worldwide	33,100	429,638

		12,450,950

Semiconductors & Semiconductor Equipment–3.12%
†Advanced Energy Industries	41,679	1,145,756
†Advanced Micro Devices	581,500	1,395,600
†Alpha & Omega Semiconductor	19,771	172,799
†Ambarella	28,092	2,884,767
†Amkor Technology	88,465	529,021
†Applied Micro Circuits	73,890	498,757
Audience	16,706	81,692
†Axcelis Technologies	93,334	276,269
Brooks Automation	61,390	702,915
†Cabot Microelectronics	24,071	1,133,985

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Cascade Microtech	9,200	$140,070
†Cavium	51,273	3,528,095
†CEVA	19,023	369,617
†Cirrus Logic	60,788	2,068,616
Cohu	21,843	288,983
†Diodes	33,065	797,197
†DSP Group	17,252	178,213
†Entegris	136,650	1,990,991
†Exar	41,984	410,604
†Fairchild Semiconductor International	106,700	1,854,446
†FormFactor	48,314	444,489
†Inphi	29,294	669,661
†Integrated Device Technology	140,519	3,049,262
Integrated Silicon Solution	29,748	658,621
Intersil Class A	126,895	1,587,456
IXYS	23,122	353,767
†Kopin	64,942	224,050
†Lattice Semiconductor	108,126	636,862
†M/A-COM Technology Solutions Holdings	21,307	814,993
†Mattson Technology	64,100	214,735
†MaxLinear Class A	50,472	610,711
Micrel	39,283	546,034
†Microsemi	87,514	3,058,614
MKS Instruments	48,924	1,856,177
Monolithic Power Systems	37,853	1,919,526
†Nanometrics	22,922	369,503
†NeoPhotonics	24,000	219,120
NVE	4,618	362,051
†OmniVision Technologies	55,466	1,452,932
†PDF Solutions	25,878	414,048
Pericom Semiconductor	20,862	274,335
†Photronics	62,260	592,093
†PMC - Sierra	171,200	1,465,472
Power Integrations	26,856	1,213,354
†Rambus	111,986	1,622,677
†Rudolph Technologies	28,138	337,937
†Semtech	66,484	1,319,707
†Sigma Designs	31,300	373,409
†Silicon Laboratories	39,200	2,117,192
†Synaptics	35,052	3,040,235
Tessera Technologies	48,235	1,831,965
†Ultra Clean Holdings	28,866	179,835
†Ultratech	26,455	491,005
†Veeco Instruments	39,807	1,144,053
†Xcerra	43,741	331,119

		56,245,393

Software–4.35%
†A10 Networks	13,600	87,584
†ACI Worldwide	110,951	2,726,066
Advent Software	50,421	2,229,112

LVIP SSgA Small-Cap Index Fund—20

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
American Software Class A	25,261	$239,979
†Aspen Technology	78,575	3,579,091
†AVG Technologies	40,296	1,096,454
†Barracuda Networks	7,500	297,150
Blackbaud	45,133	2,570,324
†Bottomline Technologies	40,171	1,117,156
†BroadSoft	26,314	909,675
†Callidus Software	49,957	778,330
†CommVault Systems	41,402	1,755,859
†Comverse	21,641	434,551
†Cyan	36,900	193,356
†Digimarc	6,058	273,458
Ebix	25,978	847,143
†Ellie Mae	27,692	1,932,625
†EnerNOC	20,785	201,615
Epiq Systems	29,359	495,580
†ePlus	4,979	381,640
Fair Isaac	28,539	2,590,770
†Fleetmatics Group	36,839	1,725,170
†Gigamon	22,800	752,172
†Globant	13,600	413,848
†Glu Mobile	92,832	576,487
†Guidance Software	24,949	211,318
†Guidewire Software	66,078	3,497,509
†HubSpot	17,000	842,860
†Imperva	25,361	1,716,940
†Infoblox	55,992	1,467,550
†Interactive Intelligence Group	15,520	690,174
†Jive Software	42,555	223,414
†Manhattan Associates	67,980	4,055,007
Mentor Graphics	94,590	2,500,014
†MicroStrategy	8,984	1,527,999
†MobileIron	12,300	72,693
†Model N	24,700	294,177
Monotype Imaging Holdings	40,531	977,202
†NetScout Systems	36,056	1,322,174
†Park City Group	12,800	158,592
†Paycom Software	28,700	980,105
†Paylocity Holding	16,100	577,185
Pegasystems	32,802	750,838
†Progress Software	50,900	1,399,750
†Proofpoint	38,120	2,427,100
†PROS Holdings	22,037	465,201
QAD Class A	4,773	126,150
†Qlik Technologies	87,280	3,051,309
†Qualys	20,325	820,114
†Rally Software Development	23,600	459,020
†RealPage	47,111	898,407
†Rovi	80,800	1,288,760
†Rubicon Project	22,700	339,592
Sapiens International	23,890	247,978
†Seachange International	33,079	231,884

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Silver Spring Networks	34,500	$428,145
†Synchronoss Technologies	36,444	1,666,584
†Take-Two Interactive Software	81,641	2,250,842
†Tangoe	33,351	419,556
†TeleCommunication Systems Class A	50,000	165,500
†Telenav	25,300	203,665
†TiVo	95,699	970,388
†Tubemogul	4,600	65,734
†Tyler Technologies	32,036	4,144,818
†Varonis Systems	3,800	83,942
†VASCO Data Security International	29,859	901,443
†Verint Systems	58,070	3,527,462
†VirnetX Holding	29,605	124,341
†Workiva	9,100	125,853
†Yodlee	9,300	134,292
†Zendesk	49,000	1,088,290
†Zix	58,574	302,828

		78,429,894

Specialty Retail–3.17%
Abercrombie & Fitch	63,600	1,368,036
American Eagle Outfitters	179,800	3,096,156
†America’s Car-Mart	8,285	408,616
†ANN	42,132	2,034,554
†Asbury Automotive Group	25,044	2,269,487
†Ascena Retail Group	128,800	2,145,164
†Barnes & Noble	46,272	1,201,221
bebe stores	22,415	44,830
Big 5 Sporting Goods	14,893	211,630
†Boot Barn Holdings	6,700	214,400
Buckle	28,008	1,281,926
†Build-A-Bear Workshop	10,800	172,692
Caleres	43,225	1,373,691
Cato Class A	25,282	979,930
Chico’s FAS	131,600	2,188,508
Children’s Place	20,601	1,347,511
†Christopher & Banks	36,900	147,969
†Citi Trends	13,276	321,279
†Conn’s	25,502	1,012,429
†Container Store Group	15,800	266,546
†Destination XL Group	25,722	128,867
†Express	83,175	1,506,299
Finish Line Class A	41,908	1,165,881
†Five Below	53,218	2,103,708
†Francesca’s Holdings	39,462	531,553
†Genesco	23,632	1,560,421
Group 1 Automotive	21,435	1,946,941
Guess	62,600	1,200,042
Haverty Furniture	21,414	462,971
†Hibbett Sports	22,683	1,056,574
Kirkland’s	13,075	364,400
Lithia Motors Class A	20,937	2,369,231

LVIP SSgA Small-Cap Index Fund—21

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Lumber Liquidators Holdings	25,016	$518,081
†MarineMax	23,340	548,723
†Mattress Firm Holding	18,719	1,140,923
Men’s Wearhouse	44,442	2,847,399
Monro Muffler Brake	30,949	1,923,790
Outerwall	16,844	1,281,997
†Party City Holdco	22,400	454,048
†Pep Boys-Manny Moe & Jack	52,464	643,733
Pier 1 Imports	81,925	1,034,713
Rent-A-Center	52,010	1,474,484
†Restoration Hardware Holdings	30,367	2,964,730
†Select Comfort	47,811	1,437,677
Shoe Carnival	12,521	361,356
Sonic Automotive Class A	29,731	708,490
†Sportsman’s Warehouse Holdings	13,600	154,632
Stage Stores	29,395	515,294
Stein Mart	24,246	253,856
†Systemax	5,558	48,021
†Tile Shop Holdings	27,200	385,968
†Tilly’s Class A	5,063	48,959
†Vitamin Shoppe	30,607	1,140,723
†West Marine	15,708	151,425
Winmark	1,509	148,637
†Zumiez	21,323	567,831

		57,238,953

Technology Hardware, Storage & Peripherals–0.69%
†Avid Technology	28,700	382,858
†Cray	40,469	1,194,240
Diebold	59,500	2,082,500
†Dot Hill Systems	57,300	350,676
†Eastman Kodak	17,100	287,280
†Electronics For Imaging	45,767	1,991,322
†Immersion	29,127	369,039
†Nimble Storage	46,300	1,299,178
†QLogic	86,441	1,226,598
†Quantum	200,628	337,055
†Silicon Graphics International	24,767	160,242
†Stratasys	46,600	1,627,738
†Super Micro Computer	36,115	1,068,282
†Violin Memory	58,000	142,100

		12,519,108

Textiles, Apparel & Luxury Goods–1.01%
Cherokee	7,200	202,896
Columbia Sportswear	27,120	1,639,675
†Crocs	77,600	1,141,496
Culp	7,341	227,571
†Deckers Outdoor	31,700	2,281,449
†G-III Apparel Group	37,496	2,637,844
†Iconix Brand Group	47,851	1,194,839
†Madden (Steven)	51,634	2,208,903

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Movado Group	14,680	$398,709
Oxford Industries	13,376	1,169,731
†Perry Ellis International	10,714	254,672
†Quiksilver	91,745	60,809
†Sequential Brands Group	20,200	308,858
†Tumi Holdings	51,846	1,063,880
†Unifi	12,374	414,529
†Vera Bradley	16,479	185,718
†Vince Holding	7,100	85,058
Wolverine World Wide	98,908	2,816,900

		18,293,537

Thrifts & Mortgage Finance–1.91%
†Anchor BanCorp Wisconsin	5,000	189,900
Astoria Financial	79,653	1,098,415
Bank Mutual	42,625	326,934
BankFinancial	13,649	160,785
†BBX Capital Class A	4,108	66,714
†Beneficial Bancorp	75,056	937,450
†BofI Holding	14,940	1,579,307
Brookline Bancorp	65,419	738,580
Capitol Federal Financial	128,600	1,548,344
Charter Financial	14,593	181,099
Clifton Bancorp	25,562	357,612
Dime Community Bancshares	30,951	524,310
†Essent Group	50,800	1,389,380
EverBank Financial	89,865	1,765,847
Federal Agricultural Mortgage Class C	8,874	257,878
First Defiance Financial	9,643	361,902
†Flagstar Bancorp	20,300	375,144
Fox Chase Bancorp	11,413	193,108
Heritage Financial Group	8,000	241,440
†HomeStreet	21,529	491,292
†Kearny Financial	84,917	947,674
Ladder Capital Class A	35,800	621,130
†Lendingtree	5,905	464,192
†Meridian Bancorp	49,454	663,178
Meta Financial Group	5,400	231,768
†MGIC Investment	312,650	3,557,957
†Nationstar Mortgage Holdings	35,400	594,720
†NMI Holdings Class A	48,500	388,970
Northfield Bancorp	44,556	670,568
Northwest Bancshares	94,366	1,209,772
OceanFirst Financial	10,876	202,837
†Ocwen Financial	97,700	996,540
Oritani Financial	42,511	682,302
†PennyMac Financial Services Class A	13,400	242,808
Provident Financial Services	61,331	1,164,676
Radian Group	176,154	3,304,649
†Stonegate Mortgage	9,300	93,651
Territorial Bancorp	6,742	163,561
TrustCo Bank	88,003	618,661

LVIP SSgA Small-Cap Index Fund—22

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
United Community Financial	45,200	$241,820
United Financial Bancorp	52,254	702,816
†Walker & Dunlop	26,963	720,991
Washington Federal	87,000	2,031,450
Waterstone Financial	33,864	447,005
WSFS Financial	24,891	680,769

		34,429,906

Tobacco–0.16%
Universal	20,542	1,177,467
Vector Group	74,396	1,745,330

		2,922,797

Trading Companies & Distributors–0.65%
Aircastle	56,944	1,290,920
Applied Industrial Technologies	36,730	1,456,345
†Beacon Roofing Supply	48,690	1,617,482
†CAI International	13,507	278,109
†DXP Enterprises	12,112	563,208
H&E Equipment Services	28,781	574,757
Kaman Class A	27,352	1,147,143
†MRC Global	94,200	1,454,448
†Neff Class CL A	6,900	69,621
†Rush Enterprises Class A	31,819	833,976
†Stock Building Supply Holdings	14,700	287,385
†TAL International Group	33,886	1,070,798
Textainer Group Holdings	20,220	525,922
†Titan Machinery	14,270	210,197
†Veritiv	7,100	258,866

		11,639,177

Transportation Infrastructure–0.04%
†Wesco Aircraft Holdings	49,520	750,228

		750,228

Water Utilities–0.23%
American States Water	34,454	1,288,235
Artesian Resources Class A	7,219	152,249
California Water Service Group	47,742	1,090,905
Connecticut Water Service	9,225	315,126
Consolidated Water	18,500	233,100
Middlesex Water	13,731	309,771
SJW	14,815	454,672
York Water	10,937	228,146

		4,072,204

Wireless Telecommunication Services–0.13%
†Boingo Wireless	21,997	181,695
=Leap Wireless International	38,182	96,219
NTELOS Holdings	18,057	83,423
†RingCentral Class A	48,600	898,614
Shenandoah Telecommunications	22,425	767,608

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings	19,077	$321,257

		2,348,816

Total Common Stock (Cost $1,419,975,852)		1,752,275,675

RIGHTS–0.00%
†@=BioScrip	59,631	0
†=Forest Laboratories	3,000	0
†=Furiex Pharmaceuticals	5,671	46,219
†=Trius Therapeutics	28,563	0

Total Rights (Cost $0)		46,219

WARRANTS–0.00%
†@Greenhunter Energy, exercise price $27.50, expiration date 12/31/15	90	0
†@Magnum Hunter Resources, exercise price $8.50, expiration date 4/15/16	11,015	0
†Tejon Ranch, exercise price $40.00, expiration date 8/31/16	1,546	763

Total Warrants (Cost $9,275)		763

MONEY MARKET FUND–2.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	52,733,071	52,733,071

Total Money Market Fund (Cost $52,733,071)		52,733,071

	Principal Amount°

SHORT-TERM INVESTMENTS–0.14%
≠¥U.S. Treasury Obligations–0.14%
U.S. Treasury Bill
0.005% 7/9/15	376,000	376,002
0.005% 7/23/15	440,000	440,001
0.015% 8/27/15	1,400,000	1,400,022
0.03% 8/6/15	350,000	350,002

		2,566,027

Total Short-Term Investments (Cost $2,565,998)		2,566,027

LVIP SSgA Small-Cap Index Fund—23

LVIP SSgA Small-Cap Index Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.20% (Cost $1,475,284,196)	1,807,621,755
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(3,576,501)

NET ASSETS APPLICABLE TO 63,907,720 SHARES OUTSTANDING–100.00%	$1,804,045,254

NET ASSET VALUE PER SHARE–LVIP SSgA SMALL-CAP INDEX FUND STANDARD CLASS ($1,504,812,608 / 53,295,498 Shares)	$28.235

NET ASSET VALUE PER SHARE–LVIP SSgA SMALL-CAP INDEX FUND SERVICE CLASS ($299,232,646 / 10,612,222 Shares)	$28.197

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$1,383,816,405
Undistributed net investment income	7,309,852
Accumulated net realized gain on investments	80,991,200
Net unrealized appreciation of investments and derivatives	331,927,797

TOTAL NET ASSETS	$1,804,045,254

†	Non-income producing for the period.

«

Includes $13,723 due to custodian, $614,854 cash pledged as collateral for futures contracts, $160,207,544 payable for securities purchased, and $440,543 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $6,713,702, which represents 0.37% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $154,246, which represents 0.01% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at June 30, 2015:1

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
414 E-mini Russell 2000 Index	$52,178,554	$51,766,560	9/21/15	$(411,994)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund—24

LVIP SSgA Small-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$10,585,758
Interest	14,173
Foreign tax withheld	(9,305)

10,590,626

EXPENSES:
Management fees	2,483,078
Distribution fees-Service Class	371,201
Accounting and administration expenses	183,745
Reports and statements to shareholders	73,423
Professional fees	31,859
Index fees	30,000
Trustees’ fees and expenses	16,188
Custodian fees	5,492
Pricing fees	4,317
Consulting fees	1,341
Other	7,319

Total operating expenses	3,207,963

NET INVESTMENT INCOME	7,382,663

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	48,790,146
Foreign currencies	(537)
Foreign currency exchange contracts	47
Futures contracts	2,890,254

Net realized gain	51,679,910

Net change in unrealized appreciation (depreciation) of:
Investments	11,376,381
Foreign currencies	2,129
Futures contracts	(1,769,119)

Net change in unrealized appreciation (depreciation)	9,609,391

NET REALIZED AND UNREALIZED GAIN	61,289,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,671,964

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,382,663	$10,403,840
Net realized gain	51,679,910	56,031,702
Net change in unrealized appreciation (depreciation)	9,609,391	(4,616,597)

Net increase in net assets resulting from operations	68,671,964	61,818,945

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(8,903,428)
Service Class	—	(1,772,983)
Net realized gain on investments:
Standard Class	—	(26,894,908)
Service Class	—	(7,916,357)

	—	(45,487,676)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	446,951,220	284,432,048
Service Class	15,244,242	29,018,344
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	35,798,336
Service Class	—	9,689,340

	462,195,462	358,938,068

Cost of shares redeemed:
Standard Class	(83,102,006)	(129,973,225)
Service Class	(28,849,390)	(67,445,714)

	(111,951,396)	(197,418,939)

Increase in net assets derived from capital share transactions	350,244,066	161,519,129

NET INCREASE IN NET ASSETS	418,916,030	177,850,398
NET ASSETS:
Beginning of period	1,385,129,224	1,207,278,826

End of period	$1,804,045,254	$1,385,129,224

Undistributed (distributions in excess of) net investment income	$7,309,852	$(72,811)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund—25

LVIP SSgA Small-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$26.990	$26.722	$19.597	$17.026	$17.904	$14.258

Income (loss) from investment operations:
Net investment income[2]	0.137	0.235	0.219	0.267	0.168	0.148
Net realized and unrealized gain (loss)	1.108	0.965	7.205	2.434	(0.984)	3.583

Total from investment operations	1.245	1.200	7.424	2.701	(0.816)	3.731

Less dividends and distributions from:
Net investment income	—	(0.225)	(0.189)	(0.130)	(0.062)	(0.085)
Net realized gain	—	(0.707)	(0.110)	—	—	—

Total dividends and distributions	—	(0.932)	(0.299)	(0.130)	(0.062)	(0.085)

Net asset value, end of period	$28.235	$26.990	$26.722	$19.597	$17.026	$17.904

Total return[3]	4.61%	4.67%	37.90%	15.89%	(4.56% )	26.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,504,813	$1,085,366	$881,401	$406,060	$419,399	$192,921
Ratio of expenses to average net assets	0.37%	0.37%	0.39%	0.41%	0.42%	0.44%
Ratio of net investment income to average net assets	1.00%	0.89%	0.93%	1.44%	0.97%	0.97%
Portfolio turnover	14%	15%	17%	43%	15%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–26

LVIP SSgA Small-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10

Net asset value, beginning of period	$26.987	$26.722	$19.602	$17.031	$17.908	$14.265

Income (loss) from investment operations:
Net investment income[2]	0.103	0.168	0.161	0.221	0.128	0.110
Net realized and unrealized gain (loss)	1.107	0.964	7.199	2.434	(0.988)	3.579

Total from investment operations	1.210	1.132	7.360	2.655	(0.860)	3.689

Less dividends and distributions from:
Net investment income	—	(0.160)	(0.130)	(0.084)	(0.017)	(0.046)
Net realized gain	—	(0.707)	(0.110)	—	—	—

Total dividends and distributions	—	(0.867)	(0.240)	(0.084)	(0.017)	(0.046)

Net asset value, end of period	$28.197	$26.987	$26.722	$19.602	$17.031	$17.908

Total return[3]	4.48%	4.41%	37.56%	15.60%	(4.80% )	25.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$299,232	$299,763	$325,878	$152,448	$134,341	$131,037
Ratio of expenses to average net assets	0.62%	0.62%	0.64%	0.66%	0.67%	0.69%
Ratio of net investment income to average net assets	0.75%	0.64%	0.68%	1.19%	0.72%	0.72%
Portfolio turnover	14%	15%	17%	43%	15%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–27

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Index Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make

LVIP SSgA Small-Cap Index Fund–28

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimates. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain from investments” on the Statement of Operations and totaled $275 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.32% of the average daily net assets of the Fund.

SSgA Funds Management, Inc. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$32,900
Legal	9,037

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $69,726 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$468,629
Distribution fees payable to LFD	62,475
Printing and mailing fees payable to Lincoln Life	4,291

LVIP SSgA Small-Cap Index Fund–29

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$554,329,899
Sales	205,380,773

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,475,284,196

Aggregate unrealized appreciation	$408,961,750
Aggregate unrealized depreciation	(76,624,191)

Net unrealized appreciation	$332,337,559

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$27,744,457	$—	$—	$27,744,457
Air Freight & Logistics	10,104,467	—	—	10,104,467
Airlines	4,923,458	—	—	4,923,458
Auto Components	19,468,815	—	—	19,468,815
Automobiles	600,908	—	—	600,908
Banks	149,590,384	—	—	149,590,384
Beverages	3,241,567	—	—	3,241,567
Biotechnology	115,734,372	—	11,808	115,746,180
Building Products	15,496,014	—	—	15,496,014
Capital Markets	26,509,865	—	—	26,509,865
Chemicals	34,757,736	—	—	34,757,736

LVIP SSgA Small-Cap Index Fund–30

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Commercial Services & Supplies	$37,317,134	$—	$—	$37,317,134
Communications Equipment	23,715,870	—	—	23,715,870
Construction & Engineering	12,648,386	—	—	12,648,386
Construction Materials	2,575,687	—	—	2,575,687
Consumer Finance	8,914,830	—	—	8,914,830
Containers & Packaging	5,255,829	—	—	5,255,829
Distributors	4,465,527	—	—	4,465,527
Diversified Consumer Services	20,151,748	—	—	20,151,748
Diversified Financial Services	6,831,026	—	—	6,831,026
Diversified Telecommunication Services	12,434,997	—	—	12,434,997
Electric Utilities	19,554,314	—	—	19,554,314
Electrical Equipment	15,573,192	—	—	15,573,192
Electronic Equipment, Instruments & Components	44,489,873	—	—	44,489,873
Energy Equipment & Services	24,126,354	—	—	24,126,354
Food & Staples Retailing	17,171,199	—	—	17,171,199
Food Products	26,301,390	—	—	26,301,390
Gas Utilities	17,694,223	—	—	17,694,223
Health Care Equipment & Supplies	60,657,966	—	—	60,657,966
Health Care Providers & Services	47,196,003	—	—	47,196,003
Health Care Technology	10,170,017	—	—	10,170,017
Hotels, Restaurants & Leisure	58,741,598	—	—	58,741,598
Household Durables	22,929,409	—	—	22,929,409
Household Products	2,974,953	—	—	2,974,953
Independent Power & Renewable Electricity Producers	10,497,447	—	—	10,497,447
Industrial Conglomerates	690,224	—	—	690,224
Insurance	41,480,380	—	—	41,480,380
Internet & Catalog Retail	13,022,594	—	—	13,022,594
Internet Software & Services	45,126,404	—	—	45,126,404
IT Services	41,121,261	—	—	41,121,261
Leisure Products	5,282,753	—	—	5,282,753
Life Sciences Tools & Services	10,127,679	—	—	10,127,679
Machinery	49,739,961	—	—	49,739,961
Marine	2,646,572	—	—	2,646,572
Media	28,074,355	—	—	28,074,355
Metals & Mining	17,743,851	—	—	17,743,851
Multiline Retail	6,950,953	—	—	6,950,953
Multi-Utilities	5,959,512	—	—	5,959,512
Oil, Gas & Consumable Fuels	42,813,333	—	—	42,813,333
Paper & Forest Products	10,767,531	—	—	10,767,531
Personal Products	2,963,289	—	—	2,963,289
Pharmaceuticals	32,613,257	—	—	32,613,257
Professional Services	24,564,154	—	—	24,564,154
Real Estate Investment Trusts	150,911,533	—	—	150,911,533
Real Estate Management & Development	7,762,293	—	—	7,762,293
Road & Rail	12,450,950	—	—	12,450,950
Semiconductors & Semiconductor Equipment	56,245,393	—	—	56,245,393
Software	78,429,894	—	—	78,429,894
Specialty Retail	57,238,953	—	—	57,238,953
Technology Hardware, Storage & Peripherals	12,519,108	—	—	12,519,108
Textiles, Apparel & Luxury Goods	18,293,537	—	—	18,293,537
Thrifts & Mortgage Finance	34,429,906	—	—	34,429,906
Tobacco	2,922,797	—	—	2,922,797
Trading Companies & Distributors	11,639,177	—	—	11,639,177
Transportation Infrastructure	750,228	—	—	750,228
Water Utilities	4,072,204	—	—	4,072,204

LVIP SSgA Small-Cap Index Fund–31

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$2,252,597	$—	$96,219	$2,348,816
Rights	—	—	46,219	46,219
Warrants	763	—	—	763
Money Market Fund	52,733,071	—	—	52,733,071
Short-Term Investments	—	2,566,027	—	2,566,027

Total	$1,804,901,482	$2,566,027	$154,246	$1,807,621,755

Futures Contract	$(411,994)	$—	$—	$(411,994)

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	16,054,683	10,724,525
Service Class	547,659	1,099,536
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,383,047
Service Class	—	376,073

	16,602,342	13,583,181

Shares redeemed:
Standard Class	(2,972,562)	(4,877,776)
Service Class	(1,043,134)	(2,562,863)

	(4,015,696)	(7,440,639)

Net increase	12,586,646	6,142,542

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2015.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract

LVIP SSgA Small-Cap Index Fund–32

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(411,994)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Foreign currency exchange contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$47	$—
Equity contracts (Futures contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,890,254	(1,769,119)

Total		$2,890,301	$(1,769,119)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional amount)	$41,621,118	$—

At June 30, 2015, the Fund posted U.S. Treasury Obligations with a value of $2,566,027 as collateral for futures contracts.

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

LVIP SSgA Small-Cap Index Fund–33

LVIP SSgA Small-Cap Index Fund

Notes to Financial Statements (continued)

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Small-Cap Index Fund–34

LVIP SSgA Small-Cap Managed Volatility Fund (formerly LVIP SSgA Small-Cap RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP SSgA Small-Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,027.20	0.25%	$1.26
Service Class Shares	1,000.00	1,026.00	0.50%	2.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSgA Small-Cap Managed Volatility Fund–1

LVIP SSgA Small-Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.73%
Equity Fund	92.73%
Unaffiliated Investment Company	6.94%
Money Market Fund	6.94%
Total Value of Securities	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%

LVIP SSgA Small-Cap Managed Volatility Fund–2

LVIP SSgA Small-Cap Managed Volatility Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.73%
Equity Fund–92.73%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Small-Cap Index Fund	5,142,256	$145,191,591

Total Affiliated Investment Company (Cost $136,205,895)		145,191,591

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.94%
Money Market Fund–6.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,870,320	$10,870,320

Total Unaffiliated Investment Company (Cost $10,870,320)		10,870,320

TOTAL VALUE OF SECURITIES–99.67% (Cost $147,076,215)	156,061,911
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	514,866

NET ASSETS APPLICABLE TO 13,392,279 SHARES OUTSTANDING–100.00%	$156,576,777

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(51) E-mini Russell 2000 Index	$(6,355,379)	$(6,377,040)	9/21/15	$(21,661)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Managed Volatility Fund–3

LVIP SSgA Small-Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$145,191,591
Investments in unaffiliated investment company, at value	10,870,320
Receivable for fund shares sold	609,473
Cash collateral	377,064
Expense reimbursement receivable from LIAC	7,057
Prepaid printing and mailing fees to Lincoln Life	586
Dividends receivable from investment companies	86

TOTAL ASSETS	157,056,177

LIABILITIES:
Payable for investment companies shares purchased	373,868
Due to manager and affiliates	56,436
Accrued expenses payable	23,860
Net unrealized depreciation from open futures contracts	21,661
Payable for fund shares redeemed	3,575

TOTAL LIABILITIES	479,400

TOTAL NET ASSETS	$156,576,777

Investments in affiliated investment company, at cost	$136,205,895
Investments in unaffiliated investment company, at cost	10,870,320

Standard Class:
Net Assets	$198,181
Shares Outstanding	16,929
Net Asset Value Per Share	$11.706

Service Class:
Net Assets	$156,378,596
Shares Outstanding	13,375,350
Net Asset Value Per Share	$11.692

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$152,460,969
Accumulated net investment loss	(213,927)
Accumulated net realized loss on investments	(4,634,300)
Net unrealized appreciation of investments and derivatives	8,964,035

Total net assets	$156,576,777

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Managed Volatility Fund–4

LVIP SSgA Small-Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment company	$396

EXPENSES:
Management fees	566,378
Distribution fees-Service Class	157,117
Accounting and administration expenses	40,911
Professional fees	9,571
Reports and statements to shareholders	5,775
Consulting fees	1,832
Trustees’ fees and expenses	1,163
Custodian fees	719
Pricing fees	111
Other	212

783,789
Less management fees waived	(440,516)
Less expenses reimbursed	(28,828)

Total operating expenses	314,445

NET INVESTMENT LOSS	(314,049)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment company	(37,966)
Futures contracts	(2,660,056)

Net realized loss	(2,698,022)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment company	5,139,004
Futures contracts	958,044

Net change in unrealized appreciation (depreciation)	6,097,048

NET REALIZED AND UNREALIZED GAIN	3,399,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,084,977

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(314,049)	$436,381
Net realized loss	(2,698,022)	(922,245)
Net change in unrealized appreciation (depreciation)	6,097,048	775,016

Net increase in net assets resulting from operations	3,084,977	289,152

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,050)
Service Class	—	(838,800)

	—	(839,850)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	131,139	47,679
Service Class	61,378,935	79,248,553
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,050
Service Class	—	838,800

	61,510,074	80,136,082

Cost of shares redeemed:
Standard Class	(32,079)	(105,909)
Service Class	(7,129,453)	(9,690,968)

	(7,161,532)	(9,796,877)

Increase in net assets derived from capital share transactions	54,348,542	70,339,205

NET INCREASE IN NET ASSETS	57,433,519	69,788,507
NET ASSETS:
Beginning of period	99,143,258	29,354,751

End of period	$156,576,777	$99,143,258

Undistributed (accumulated) net investment income(loss)	$(213,927)	$100,122

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Managed Volatility Fund–5

LVIP SSgA Small-Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended 12/31/14	5/1/13[2] to 12/31/13
Net asset value, beginning of period	$11.396		$11.685	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.105	0.154
Net realized and unrealized gain (loss)	0.324		(0.268)	1.653

Total from investment operations	0.310		(0.163)	1.807

Less dividends and distributions from:
Net investment income	—		(0.126)	(0.122)
Return of capital	—		—	— [4]

Total dividends and distributions	—		(0.126)	(0.122)

Net asset value, end of period	$11.706		$11.396	$11.685

Total return[5]	2.72%		(1.40% )	18.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198		$96	$158
Ratio of expenses to average net assets[6]	0.25%		0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.99%		1.03%	1.58%
Ratio of net investment income (loss) to average net assets	(0.25%	)	0.93%	2.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.99%	)	0.15%	0.76%
Portfolio turnover	2%		7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $1 was made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Managed Volatility Fund–6

LVIP SSgA Small-Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)		Year Ended 12/31/14	5/1/13[2] to 12/31/13
Net asset value, beginning of period	$11.396		$11.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)		0.077	0.139
Net realized and unrealized gain (loss)	0.325		(0.267)	1.648

Total from investment operations	0.296		(0.190)	1.787

Less dividends and distributions from:
Net investment income	—		(0.098)	(0.103)
Return of capital	—		—	— [4]

Total dividends and distributions	—		(0.098)	(0.103)

Net asset value, end of period	$11.692		$11.396	$11.684

Total return[5]	2.60%		(1.63% )	17.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156,379		$99,047	$29,197
Ratio of expenses to average net assets[6]	0.50%		0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.24%		1.28%	1.83%
Ratio of net investment income (loss) to average net assets	(0.50%	)	0.68%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.24%	)	(0.10% )	0.51%
Portfolio turnover	2%		7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $104 was made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Managed Volatility Fund–7

LVIP SSgA Small-Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Managed Volatility Fund (formerly LVIP SSgA Small-Cap RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSgA Small-Cap Index Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The LVIP SSgA Small-Cap Index Fund, which is advised by an unaffiliated adviser, invests primarily in stocks that make up the SSgA Small-Cap Index and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for all open tax years (December 31, 2013–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP SSgA Small-Cap Managed Volatility Fund–8

LVIP SSgA Small-Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.70% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of average daily net assets for the Standard Class and 0.50% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$2,623
Legal	720

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $3,667 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,177 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$7,057
Management fees payable to LIAC	25,101
Distribution fees payable to LFD	31,335
Prepaid printing and mailing fees to Lincoln Life	586

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life directly owned 5.97% of the Fund’s Standard Class shares.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$49,711,345
Sales	2,790,430

LVIP SSgA Small-Cap Managed Volatility Fund–9

LVIP SSgA Small-Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$147,076,215

Aggregate unrealized appreciation	$8,985,696
Aggregate unrealized depreciation	—

Net unrealized appreciation	$8,985,696

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$1,703,092	$1,050,138	$2,753,230

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$156,061,911

Futures Contracts	$(21,661)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Small-Cap Managed Volatility Fund–10

LVIP SSgA Small-Cap Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	11,273	4,189
Service Class	5,296,668	6,977,509
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	92
Service Class	—	73,264

	5,307,941	7,055,054

Shares redeemed:
Standard Class	(2,750)	(9,408)
Service Class	(612,853)	(858,050)

	(615,603)	(867,458)

Net increase	4,692,338	6,187,596

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Net unrealized depreciation from open futures contracts	$—	Net unrealized depreciation from open futures contracts	$(21,661)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,660,056)	$958,044

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$3,853,433	$7,809,402

LVIP SSgA Small-Cap Managed Volatility Fund–11

LVIP SSgA Small-Cap Managed Volatility Fund

Notes to Financial Statements (continued)

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Small-Cap Managed Volatility Fund–12

LVIP T. Rowe Price Growth Stock Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP T. Rowe Price Growth Stock Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,068.50	0.72%	$3.69
Service Class Shares	1,000.00	1,067.20	0.97%	4.97
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.09%
Aerospace & Defense	2.47%
Air Freight & Logistics	0.82%
Airlines	1.72%
Auto Components	0.91%
Automobiles	1.37%
Biotechnology	10.84%
Capital Markets	2.90%
Chemicals	1.29%
Communications Equipment	0.26%
Construction Materials	0.31%
Diversified Financial Services	0.72%
Electronic Equipment, Instruments & Components	0.54%
Food & Staples Retailing	2.33%
Health Care Equipment & Supplies	1.27%
Health Care Providers & Services	5.97%
Hotels, Restaurants & Leisure	3.07%
Industrial Conglomerates	3.71%
Internet & Catalog Retail	10.10%
Internet Software & Services	12.97%
IT Services	5.83%
Machinery	1.33%
Media	1.55%
Oil, Gas & Consumable Fuels	1.33%
Personal Products	0.42%
Pharmaceuticals	6.00%
Professional Services	0.17%
Real Estate Investment Trusts	2.38%
Road & Rail	0.77%
Semiconductors & Semiconductor Equipment	0.28%
Software	5.47%
Specialty Retail	5.30%
Technology Hardware, Storage & Peripherals	2.76%
Textiles, Apparel & Luxury Goods	1.93%
Preferred Stock	0.18%
Money Market Fund	1.11%
Total Value of Securities	100.38%
Liabilities Net of Receivables and Other Assets	(0.38%)
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	4.68%
Priceline Group	3.10%
Visa Class A	2.93%
Apple	2.76%
Danaher	2.60%
Valeant Pharmaceuticals International	2.58%
Google Class C	2.58%
Google Class A	2.54%
Allergan	2.49%
Facebook Class A	2.48%
Total	28.74%

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.09%
Aerospace & Defense–2.47%
Boeing	72,200	$10,015,584
Precision Castparts	27,500	5,496,425

		15,512,009

Air Freight & Logistics–0.82%
FedEx	30,300	5,163,120

		5,163,120

Airlines–1.72%
American Airlines Group	200,700	8,014,955
†United Continental Holdings	52,000	2,756,520

		10,771,475

Auto Components–0.91%
BorgWarner	42,800	2,432,752
Delphi Automotive	38,900	3,310,001

		5,742,753

Automobiles–1.37%
†Tesla Motors	32,100	8,611,146

		8,611,146

Biotechnology–10.84%
†Alexion Pharmaceuticals	67,500	12,201,975
†Alnylam Pharmaceuticals	3,600	431,532
†Biogen	29,700	11,997,018
†BioMarin Pharmaceutical	31,000	4,240,180
†Celgene	85,600	9,906,916
Gilead Sciences	123,500	14,459,380
†Incyte	48,700	5,075,027
†Regeneron Pharmaceuticals	10,700	5,458,391
†Vertex Pharmaceuticals	35,000	4,321,800

		68,092,219

Capital Markets–2.90%
BlackRock	8,000	2,767,840
Morgan Stanley	202,000	7,835,580
State Street	54,600	4,204,200
TD Ameritrade Holding	91,700	3,376,394

		18,184,014

Chemicals–1.29%
Ashland	23,400	2,852,460
Sherwin-Williams	19,100	5,252,882

		8,105,342

Communications Equipment–0.26%
†Palo Alto Networks	9,400	1,642,180

		1,642,180

Construction Materials–0.31%
Martin Marietta Materials	13,800	1,952,838

		1,952,838

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–0.72%
Intercontinental Exchange	20,300	$4,539,283

		4,539,283

Electronic Equipment, Instruments & Components–0.54%
†Mobileye	63,300	3,365,661

		3,365,661

Food & Staples Retailing–2.33%
Costco Wholesale	17,500	2,363,550
CVS Health	62,600	6,565,488
Walgreens Boots Alliance	67,300	5,682,812

		14,611,850

Health Care Equipment & Supplies–1.27%
†Intuitive Surgical	16,500	7,994,250

		7,994,250

Health Care Providers & Services–5.97%
Anthem	39,700	6,516,358
Cigna	29,100	4,714,200
Humana	29,600	5,661,888
McKesson	60,900	13,690,929
UnitedHealth Group	56,600	6,905,200

		37,488,575

Hotels, Restaurants & Leisure–3.07%
†Chipotle Mexican Grill	5,200	3,145,948
Las Vegas Sands	59,200	3,112,144
†MGM Resorts International	275,010	5,018,933
Starbucks	134,000	7,184,410
Wynn Resorts	8,290	817,974

		19,279,409

Industrial Conglomerates–3.71%
Danaher	191,140	16,359,673
Roper Technologies	40,300	6,950,138

		23,309,811

Internet & Catalog Retail–10.10%
†Amazon.com	67,700	29,387,893
†=Flipkart Limited Series A	274	38,974
†=Flipkart Limited Series C	482	68,560
†=Flipkart Limited Series E	894	127,162
†@=Flipkart Limited Series G	4,035	573,938
†=Flipkart Limited Series H	5,220	742,493
†@=Flipkart Limited Ordinary Shares	800	113,792
†JD.com ADR	83,000	2,830,300
†Netflix	7,000	4,598,580
†Priceline Group	16,900	19,458,153
†Vipshop Holdings ADR	247,100	5,497,975

		63,437,820

Internet Software & Services–12.97%
†58.com ADR	14,700	941,682

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Akamai Technologies	29,600	$2,066,672
†Alibaba Group Holding ADR	116,088	9,550,560
†Baidu ADR	42,300	8,421,084
†@=Dropbox Class A	34,588	660,672
†Facebook Class A	181,600	15,574,924
†Google Class A	29,500	15,931,180
†Google Class C	31,183	16,231,063
†LinkedIn Class A	27,300	5,640,999
†Pandora Media	51,000	792,540
Tencent Holdings	285,000	5,687,940

		81,499,316

IT Services–5.83%
†Fiserv	42,700	3,536,841
MasterCard Class A	157,200	14,695,056
Visa Class A	274,000	18,399,100

		36,630,997

Machinery–1.33%
Flowserve	59,500	3,133,270
Wabtec	55,400	5,220,896

		8,354,166

Media–1.55%
Disney (Walt)	85,300	9,736,142

		9,736,142

Oil, Gas & Consumable Fuels–1.33%
†Concho Resources	10,600	1,206,916
†Continental Resources	27,500	1,165,725
EQT	32,500	2,643,550
Pioneer Natural Resources	12,600	1,747,494
Range Resources	32,088	1,584,505

		8,348,190

Personal Products–0.42%
Estee Lauder Class A	30,400	2,634,464

		2,634,464

Pharmaceuticals–6.00%
AbbVie	21,199	1,424,361
†Allergan	51,511	15,631,528
Bristol-Myers Squibb	66,200	4,404,948
†Valeant Pharmaceuticals International	73,100	16,239,165

		37,700,002

Professional Services–0.17%
†IHS Class A	8,000	1,029,040
†@=Wework Companies	1,912	62,885

		1,091,925

Real Estate Investment Trusts–2.38%
American Tower	105,000	9,795,450

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Crown Castle International	64,400	$5,171,320

		14,966,770

Road & Rail–0.77%
Canadian Pacific Railway	19,900	3,188,577
Hunt (J.B.) Transport Services	20,300	1,666,427

		4,855,004

Semiconductors & Semiconductor Equipment–0.28%
ASML Holding New York Shares	16,900	1,759,797

		1,759,797

Software–5.47%
Microsoft	300,400	13,262,660
†NetSuite	30,100	2,761,675
†Red Hat	42,900	3,257,397
†Salesforce.com	129,700	9,031,011
†ServiceNow	49,200	3,656,052
†Workday Class A	30,900	2,360,451

		34,329,246

Specialty Retail–5.30%
†AutoZone	10,500	7,002,450
†CarMax	76,000	5,031,960
Home Depot	37,600	4,178,488
Lowe’s	110,200	7,380,094
Ross Stores	65,600	3,188,816
Tractor Supply	72,700	6,538,638

		33,320,446

Technology Hardware, Storage & Peripherals–2.76%
Apple	138,300	17,346,277

		17,346,277

Textiles, Apparel & Luxury Goods–1.93%
Hanesbrands	190,200	6,337,464
NIKE Class B	38,300	4,137,166
†Under Armour Class A	20,100	1,677,144

		12,151,774

Total Common Stock (Cost $443,911,191)		622,528,271

PREFERRED STOCK–0.18%
†@=Airbnb	14,304	582,359
†@=Livingsocial Series F	14,245	3,704
†@=Wework Companies Series E	17,187	565,273

Total Preferred Stock (Cost $1,257,177)		1,151,336

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,951,831	$6,951,831

Total Money Market Fund (Cost $6,951,831)		6,951,831

TOTAL VALUE OF SECURITIES–100.38% (Cost $452,120,199)	$ 630,631,438
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.38%)	(2,411,492)

NET ASSETS APPLICABLE TO 18,958,079 SHARES OUTSTANDING–100.00%	$ 628,219,946

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($409,415,129 / 12,288,971 Shares)	$33.316

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($218,804,817 / 6,669,108 Shares)	$32.809

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$ 419,353,208
Accumulated net investment loss	(278,297)
Accumulated net realized gain on investments	30,634,263
Net unrealized appreciation of investments	178,510,772

TOTAL NET ASSETS	$ 628,219,946

†	Non-income producing for the period.

«	Includes $3,946,046 payable for securities purchased and $60,095 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $2,562,623, which represents 0.41% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $3,539,812, which represents 0.56% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$1,914,780
Foreign tax withheld	(3,798)

1,910,982

EXPENSES:
Management fees	1,811,615
Distribution fees-Service Class	255,305
Accounting and administration expenses	62,503
Professional fees	20,469
Reports and statements to shareholders	19,068
Custodian fees	11,058
Trustees’ fees and expenses	4,955
Pricing fees	1,657
Consulting fees	993
Other	1,656

Total operating expenses	2,189,279

NET INVESTMENT LOSS	(278,297)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,325,112
Foreign currencies	(9,003)
Foreign currency exchange contracts	4,227

Net realized gain	4,320,336

Net change in unrealized appreciation (depreciation) of:
Investments	24,090,829
Foreign currencies	1,139

Net change in unrealized appreciation (depreciation)	24,091,968

NET REALIZED AND UNREALIZED GAIN	28,412,304

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,134,007

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(278,297)	$(661,227)
Net realized gain	4,320,336	40,601,859
Net change in unrealized appreciation (depreciation)	24,091,968	(9,940,650)

Net increase in net assets resulting from operations	28,134,007	29,999,982

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	211,730,826	45,866,619
Service Class	34,711,984	44,338,108

	246,442,810	90,204,727

Cost of shares redeemed:
Standard Class	(18,879,864)	(31,410,277)
Service Class	(19,032,598)	(67,688,387)

	(37,912,462)	(99,098,664)

Increase (decrease) in net assets derived from capital share transactions	208,530,348	(8,893,937)

NET INCREASE IN NET ASSETS	236,664,355	21,106,045
NET ASSETS:
Beginning of period	391,555,591	370,449,546

End of period	$628,219,946	$391,555,591

Undistributed net investment income	$(278,297)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class

	Six Months Ended 6/30/15[1] (unaudited)		12/31/14		12/31/13		Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$31.180		$28.681		$20.627		$17.435	$17.728	$15.187

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)		(0.015)		(0.021)		0.041	(0.013)	(0.005)
Net realized and unrealized gain (loss)	2.137		2.514		8.075		3.151	(0.280)	2.546

Total from investment operations	2.136		2.499		8.054		3.192	(0.293)	2.541

Net asset value, end of period	$33.316		$31.180		$28.681		$20.627	$17.435	$17.728

Total return[3]	6.85%		8.71%		39.05%		18.31%	(1.65% )	16.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$409,415		$201,096		$170,906		$123,228	$75,280	$286,931
Ratio of expenses to average net assets	0.72%		0.76%		0.78%		0.80%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	(0.01%	)	(0.05%	)	(0.09%	)	0.21%	(0.07% )	(0.03%	)
Portfolio turnover	19%		41%		39%		50%	44%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class

	Six Months Ended 6/30/15[1] (unaudited)		12/31/14		12/31/13		Year Ended 12/31/12		12/31/11	12/31/10
Net asset value, beginning of period	$30.743		$28.351		$20.440		$17.320		$17.654	$15.162

Income (loss) from investment operations:
Net investment loss[2]	(0.042)		(0.087)		(0.080)		(0.009)		(0.057)	(0.044)
Net realized and unrealized gain (loss)	2.108		2.479		7.991		3.129		(0.277)	2.536

Total from investment operations	2.066		2.392		7.911		3.120		(0.334)	2.492

Net asset value, end of period	$32.809		$30.743		$28.351		$20.440		$17.320	$17.654

Total return[3]	6.72%		8.44%		38.70%		18.01%		(1.89% )	16.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$218,805		$190,460		$199,544		$150,409		$90,496	$73,930
Ratio of expenses to average net assets	0.97%		1.01%		1.03%		1.05%		1.04%	1.04%
Ratio of net investment loss to average net assets	(0.26%	)	(0.30%	)	(0.34%	)	(0.04%	)	(0.32% )	(0.28%	)
Portfolio turnover	19%		41%		39%		50%		44%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation– Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain from investments” on the Statement of Operations and totaled $1,335 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

T. Rowe Price Associates, Inc. (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$10,862
Legal	2,984

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,084 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$348,942
Distribution fees payable to LFD	45,185
Printing and mailing fees payble to Lincoln Life	257

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$306,972,072
Sales	100,321,530

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$452,120,199

Aggregate unrealized appreciation	$182,150,652
Aggregate unrealized depreciation	(3,639,413)

Net unrealized appreciation	$178,511,239

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$15,512,009	$—	$—	$15,512,009
Air Freight & Logistics	5,163,120	—	—	5,163,120
Airlines	10,771,475	—	—	10,771,475
Auto Components	5,742,753	—	—	5,742,753
Automobiles	8,611,146	—	—	8,611,146
Biotechnology	68,092,219	—	—	68,092,219
Capital Markets	18,184,014	—	—	18,184,014
Chemicals	8,105,342	—	—	8,105,342
Communications Equipment	1,642,180	—	—	1,642,180
Construction Materials	1,952,838	—	—	1,952,838
Diversified Financial Services	4,539,283	—	—	4,539,283
Electronic Equipment, Instruments & Components	3,365,661	—	—	3,365,661
Food & Staples Retailing	14,611,850	—	—	14,611,850
Health Care Equipment & Supplies	7,994,250	—	—	7,994,250
Health Care Providers & Services	37,488,575	—	—	37,488,575
Hotels, Restaurants & Leisure	19,279,409	—	—	19,279,409
Industrial Conglomerates	23,309,811	—	—	23,309,811
Internet & Catalog Retail	61,772,901	—	1,664,919	63,437,820
Internet Software & Services	80,838,644	—	660,672	81,499,316
IT Services	36,630,997	—	—	36,630,997
Machinery	8,354,166	—	—	8,354,166
Media	9,736,142	—	—	9,736,142
Oil, Gas & Consumable Fuels	8,348,190	—	—	8,348,190
Personal Products	2,634,464	—	—	2,634,464
Pharmaceuticals	37,700,002	—	—	37,700,002
Professional Services	1,029,040	—	62,885	1,091,925
Real Estate Investment Trusts	14,966,770	—	—	14,966,770
Road & Rail	4,855,004	—	—	4,855,004
Semiconductors & Semiconductor Equipment	1,759,797	—	—	1,759,797
Software	34,329,246	—	—	34,329,246
Specialty Retail	33,320,446	—	—	33,320,446
Technology Hardware, Storage & Peripherals	17,346,277	—	—	17,346,277
Textiles, Apparel & Luxury Goods	12,151,774	—	—	12,151,774
Preferred Stock	—	—	1,151,336	1,151,336
Money Market Fund	6,951,831	—	—	6,951,831

Total	$627,091,626	$—	$3,539,812	$630,631,438

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	6,410,139	1,560,969
Service Class	1,062,528	1,540,682

	7,472,667	3,101,651

Shares redeemed:
Standard Class	(570,782)	(1,070,132)
Service Class	(588,574)	(2,383,860)

	(1,159,356)	(3,453,992)

Net increase (decrease)	6,313,311	(352,341)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts– The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2015.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$4,227	$—

Average Volume of Derivatives– The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$28,725	$87,282

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a small number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP T. Rowe Price Structured Mid-Cap

Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,060.70	0.75%	$3.83
Service Class Shares	1,000.00	1,059.40	1.00%	5.11
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.37%
Aerospace & Defense	1.18%
Air Freight & Logistics	0.49%
Airlines	2.13%
Auto Components	0.83%
Automobiles	0.61%
Banks	0.66%
Beverages	0.98%
Biotechnology	5.03%
Building Products	0.82%
Capital Markets	2.56%
Chemicals	4.37%
Commercial Services & Supplies	1.45%
Communications Equipment	0.74%
Construction & Engineering	0.30%
Construction Materials	0.65%
Containers & Packaging	0.63%
Diversified Consumer Services	0.15%
Diversified Financial Services	2.26%
Electrical Equipment	1.61%
Electronic Equipment, Instruments & Components	1.57%
Energy Equipment & Services	0.44%
Food & Staples Retailing	1.17%
Food Products	2.51%
Gas Utilities	0.19%
Health Care Equipment & Supplies	2.68%
Health Care Providers & Services	3.47%
Health Care Technology	1.03%
Hotels, Restaurants & Leisure	3.78%
Household Durables	0.70%
Household Products	0.57%
Industrial Conglomerates	0.66%
Insurance	0.80%
Internet & Catalog Retail	2.24%
Internet Software & Services	3.79%
IT Services	4.90%
Leisure Products	0.60%
Life Sciences Tools & Services	1.30%
Machinery	4.52%
Marine	0.19%
Media	0.87%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.67%
Multiline Retail	1.52%
Multi-Utilities	0.28%
Oil, Gas & Consumable Fuels	3.20%
Pharmaceuticals	2.62%
Professional Services	3.58%
Real Estate Investment Trusts	1.10%
Real Estate Management & Development	0.34%
Road & Rail	1.30%
Semiconductors & Semiconductor Equipment	2.17%
Software	5.68%
Specialty Retail	6.71%
Technology Hardware, Storage & Peripherals	0.37%
Textiles, Apparel & Luxury Goods	2.47%
Trading Companies & Distributors	0.66%
Wireless Telecommunication Services	1.27%
Preferred Stock	0.41%
Money Market Fund	0.55%
Total Value of Securities	100.33%
Liabilities Net of Receivables and Other Assets	(0.33%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Hanesbrands	1.04%
SBA Communications Class A	0.99%
Sherwin-Williams	0.91%
Crown Castle International	0.90%
AutoZone	0.88%
CarMax	0.84%
Ross Stores	0.83%
Netflix	0.77%
Sensata Technologies Holding	0.75%
Red Hat	0.73%
Total	8.64%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.37%
Aerospace & Defense–1.18%
†DigitalGlobe	32,700	$908,733
Textron	71,200	3,177,656
†TransDigm Group	12,400	2,785,908

		6,872,297

Air Freight & Logistics–0.49%
Expeditors International of Washington	35,500	1,636,727
Robinson (C.H.) Worldwide	19,400	1,210,366

		2,847,093

Airlines–2.13%
Alaska Air Group	31,000	1,997,330
Copa Holdings Class A	21,000	1,734,390
Southwest Airlines	111,500	3,689,535
†Spirit Airlines	25,300	1,571,130
†United Continental Holdings	64,800	3,435,048

		12,427,433

Auto Components–0.83%
BorgWarner	46,700	2,654,428
Delphi Automotive	13,700	1,165,733
Gentex	61,400	1,008,188

		4,828,349

Automobiles–0.61%
Harley-Davidson	18,900	1,065,015
†Tesla Motors	9,300	2,494,818

		3,559,833

Banks–0.66%
BankUnited	51,100	1,836,023
†SVB Financial Group	13,800	1,986,924

		3,822,947

Beverages–0.98%
Brown-Forman Class B	29,162	2,921,449
Constellation Brands Class A	14,000	1,624,280
Dr Pepper Snapple Group	15,900	1,159,110

		5,704,839

Biotechnology–5.03%
†ACADIA Pharmaceuticals	42,600	1,784,088
†Agios Pharmaceuticals	5,600	622,384
†Alkermes	53,100	3,416,454
†Alnylam Pharmaceuticals	13,900	1,666,193
†BioMarin Pharmaceutical	27,300	3,734,094
†Bluebird Bio	7,000	1,178,590
†Clovis Oncology	7,600	667,888
†Dyax	41,100	1,089,150
†Incyte	37,400	3,897,454
†Intercept Pharmaceuticals	5,200	1,255,176
†Ironwood Pharmaceuticals	38,100	459,486
†Neurocrine Biosciences	13,800	659,088

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Puma Biotechnology	8,200	$957,350
†Receptos	3,700	703,185
†Seattle Genetics	23,600	1,142,240
†Ultragenyx Pharmaceutical	6,000	614,340
†United Therapeutics	7,700	1,339,415
†Vertex Pharmaceuticals	33,600	4,148,928

		29,335,503

Building Products–0.82%
Allegion	31,600	1,900,424
†Armstrong World Industries	18,100	964,368
Fortune Brands Home & Security	42,200	1,933,604

		4,798,396

Capital Markets–2.56%
Artisan Partners Asset Management	24,900	1,156,854
†E*TRADE Financial	92,400	2,767,380
Financial Engines	21,300	904,824
Invesco	28,300	1,060,967
Lazard Class A	51,500	2,896,360
LPL Financial Holdings	31,200	1,450,488
Northern Trust	12,600	963,396
TD Ameritrade Holding	70,800	2,606,856
WisdomTree Investments	51,700	1,135,591

		14,942,716

Chemicals–4.37%
Airgas	26,400	2,792,592
Ashland	14,100	1,718,790
Celanese Class A	45,700	3,284,916
CF Industries Holdings	22,000	1,414,160
Cytec Industries	12,400	750,572
FMC	18,800	987,940
NewMarket	3,700	1,642,393
PolyOne	29,700	1,163,349
RPM International	53,400	2,614,998
Sherwin-Williams	19,300	5,307,886
Sociedad Quimica y Minera de Chile ADR	42,700	684,054
Valspar	38,200	3,125,524

		25,487,174

Commercial Services & Supplies–1.45%
†Clean Harbors	16,500	886,710
†Copart	24,100	855,068
KAR Auction Services	37,600	1,406,240
Ritchie Bros Auctioneers	63,800	1,781,296
Rollins	52,400	1,494,972
†Stericycle	7,200	964,152
Waste Connections	22,250	1,048,420

		8,436,858

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–0.74%
†F5 Networks	11,700	$1,408,095
Motorola Solutions	16,400	940,376
†Palo Alto Networks	11,200	1,956,640

		4,305,111

Construction & Engineering–0.30%
†Jacobs Engineering Group	23,200	942,384
†Quanta Services	28,100	809,842

		1,752,226

Construction Materials–0.65%
Eagle Materials	14,000	1,068,620
Vulcan Materials	32,800	2,752,904

		3,821,524

Containers & Packaging–0.63%
Ball	52,400	3,675,860

		3,675,860

Diversified Consumer Services–0.15%
Sotheby’s	19,600	886,704

		886,704

Diversified Financial Services–2.26%
CBOE Holdings	50,700	2,901,054
Intercontinental Exchange	13,400	2,996,374
McGraw-Hill Financial	29,800	2,993,410
Moody’s	26,500	2,860,940
MSCI Class A	23,500	1,446,425

		13,198,203

Electrical Equipment–1.61%
AMETEK	36,825	2,017,273
†Generac Holdings	20,700	822,825
Hubbell Class B	19,900	2,154,772
†Sensata Technologies Holding	83,200	4,387,968

		9,382,838

Electronic Equipment, Instruments & Components–1.57%
Amphenol Class A	52,200	3,026,034
Cognex	29,000	1,394,900
FEI	14,500	1,202,485
†IPG Photonics	17,100	1,456,493
†Keysight Technologies	23,150	722,049
†Trimble Navigation	57,800	1,355,988

		9,157,949

Energy Equipment & Services–0.44%
†Cameron International	17,400	911,238
Frank’s International	43,000	810,120
Oceaneering International	17,600	819,984

		2,541,342

Food & Staples Retailing–1.17%
†Fresh Market	24,700	793,858

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
PriceSmart	10,400	$948,896
†Rite Aid	298,400	2,491,640
†Sprouts Farmers Market	56,900	1,535,162
Whole Foods Market	27,500	1,084,600

		6,854,156

Food Products–2.51%
Flowers Foods	90,950	1,923,593
†Hain Celestial Group	18,000	1,185,480
Hershey	30,700	2,727,081
Keurig Green Mountain	17,000	1,302,710
McCormick	36,100	2,922,295
Mead Johnson Nutrition	36,800	3,320,096
Smucker (J.M.)	11,900	1,290,079

		14,671,334

Gas Utilities–0.19%
Atmos Energy	21,600	1,107,648

		1,107,648

Health Care Equipment & Supplies–2.68%
†Align Technology	22,200	1,392,162
DENTSPLY International	24,600	1,268,130
†IDEXX Laboratories	42,400	2,719,536
†Intuitive Surgical	7,200	3,488,400
†Sirona Dental Systems	22,300	2,239,366
Teleflex	17,300	2,343,285
†Thoratec	25,400	1,132,078
West Pharmaceutical Services	18,000	1,045,440

		15,628,397

Health Care Providers & Services–3.47%
AmerisourceBergen	36,600	3,892,044
Cigna	10,100	1,636,200
†DaVita HealthCare Partners	23,400	1,859,598
†Envision Healthcare Holdings	37,700	1,488,396
†Henry Schein	16,300	2,316,556
Humana	14,300	2,735,304
†MEDNAX	27,300	2,023,203
†Team Health Holdings	19,600	1,280,468
Universal Health Services Class B	11,300	1,605,730
†WellCare Health Plans	16,900	1,433,627

		20,271,126

Health Care Technology–1.03%
†athenahealth	9,500	1,088,510
†Cerner	26,900	1,857,714
†Medidata Solutions	18,400	999,488
†Veeva Systems Class A	73,700	2,065,811

		6,011,523

Hotels, Restaurants & Leisure–3.78%
Bloomin’ Brands	58,400	1,246,840
Brinker International	29,100	1,677,615

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chipotle Mexican Grill	5,000	$3,024,950
Choice Hotels International	30,900	1,676,325
Extended Stay America	43,100	808,987
Marriott International Class A	33,657	2,503,744
†MGM Resorts International	93,600	1,708,200
†Norwegian Cruise Line Holdings	14,800	829,392
†Panera Bread Class A	6,200	1,083,574
Papa John’s International	20,500	1,550,005
Royal Caribbean Cruises	14,800	1,164,612
Starwood Hotels & Resorts Worldwide	35,900	2,911,131
Wynn Resorts	19,200	1,894,464

		22,079,839

Household Durables–0.70%
Newell Rubbermaid	58,100	2,388,491
†Toll Brothers	43,900	1,676,541

		4,065,032

Household Products–0.57%
Church & Dwight	26,200	2,125,606
Clorox	11,600	1,206,632

		3,332,238

Industrial Conglomerates–0.66%
Roper Technologies	22,400	3,863,104

		3,863,104

Insurance–0.80%
FNF Group	79,000	2,922,210
Progressive	63,000	1,753,290

		4,675,500

Internet & Catalog Retail–2.24%
†Ctrip.com International ADR	21,800	1,583,116
†HomeAway	29,600	921,152
†Liberty Interactive Class A	48,600	1,348,650
†Liberty Ventures Class A	6,909	271,316
†Netflix	6,800	4,467,192
†TripAdvisor	12,700	1,106,678
†Vipshop Holdings ADR	102,300	2,276,175
†Wayfair Class A	29,330	1,103,981

		13,078,260

Internet Software & Services–3.79%
†Akamai Technologies	31,200	2,178,384
†CoStar Group	10,900	2,193,734
†Coupons.com	57,566	621,137
†@=Dropbox	7,607	145,303
†@=Dropbox Class A	27,601	527,212
Equinix	7,291	1,851,914
†LinkedIn Class A	19,300	3,987,959
MercadoLibre	10,900	1,544,530
†Pandora Media	40,100	623,154
†Rackspace Hosting	29,600	1,100,824

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Twitter	82,000	$2,970,040
†VeriSign	47,700	2,944,044
†Zillow Group	16,400	1,422,536

		22,110,771

IT Services–4.90%
†Alliance Data Systems	7,500	2,189,550
†Black Knight Financial Services Class A	46,000	1,420,020
†CoreLogic	65,000	2,579,850
†EPAM Systems	15,800	1,125,434
Fidelity National Information Services	63,700	3,936,660
†Fiserv	43,000	3,561,690
†@=Flipkart Limited Series G	5,529	786,445
†Gartner	35,500	3,045,190
†Genpact	37,200	793,476
Global Payments	22,900	2,369,005
Paychex	22,200	1,040,736
Sabre	54,200	1,289,960
†Vantiv Class A	83,200	3,177,408
†WEX	10,900	1,242,273

		28,557,697

Leisure Products–0.60%
Mattel	43,500	1,117,515
Polaris Industries	16,000	2,369,760

		3,487,275

Life Sciences Tools & Services–1.30%
Agilent Technologies	63,700	2,457,546
†Bruker	47,400	967,434
†Mettler-Toledo International	8,600	2,936,556
†Quintiles Transnational Holdings	17,000	1,234,370

		7,595,906

Machinery–4.52%
CLARCOR	14,200	883,808
†Colfax	33,500	1,546,025
Donaldson	56,400	2,019,120
Flowserve	49,900	2,627,734
Graco	38,900	2,763,067
IDEX	18,625	1,463,553
†Middleby	13,400	1,503,882
Nordson	13,800	1,074,882
PACCAR	24,900	1,588,869
†Rexnord	66,500	1,590,015
Snap-on	13,900	2,213,575
Valmont Industries	9,300	1,105,491
†WABCO Holdings	12,100	1,497,012
Wabtec	28,700	2,704,688
Xylem	47,600	1,764,532

		26,346,253

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Marine–0.19%
†Kirby	14,800	$1,134,568

		1,134,568

Media–0.87%
†Discovery Communications Class C	36,800	1,143,744
Interpublic Group	80,600	1,553,162
†Markit	55,000	1,406,350
Omnicom Group	13,600	945,064

		5,048,320

Metals & Mining–0.67%
Carpenter Technology	16,800	649,824
Compass Minerals International	14,800	1,215,672
Silver Wheaton	68,800	1,192,992
†Stillwater Mining	73,700	854,183

		3,912,671

Multiline Retail–1.52%
†Burlington Stores	39,300	2,012,160
Dollar General	52,300	4,065,802
†Dollar Tree	35,400	2,796,246

		8,874,208

Multi-Utilities–0.28%
NiSource	36,400	1,659,476

		1,659,476

Oil, Gas & Consumable Fuels–3.20%
Cabot Oil & Gas	35,400	1,116,516
Cimarex Energy	14,900	1,643,619
†Concho Resources	17,400	1,981,164
†Continental Resources	16,000	678,240
†Diamondback Energy	25,800	1,944,804
EQT	36,300	2,952,642
Pioneer Natural Resources	16,900	2,343,861
Range Resources	56,100	2,770,218
†Rice Energy	35,500	739,465
SM Energy	14,500	668,740
Tesoro	15,100	1,274,591
†WPX Energy	46,400	569,792

		18,683,652

Pharmaceuticals–2.62%
†Akorn	32,800	1,432,048
†Catalent	108,762	3,189,989
†Endo International	37,600	2,994,840
†Horizon Pharma	37,500	1,302,750
†Jazz Pharmaceuticals	9,300	1,637,451
†Pacira Pharmaceuticals	12,200	862,784
Zoetis	80,000	3,857,600

		15,277,462

Professional Services–3.58%
CEB	13,700	1,192,722

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
Equifax	32,000	$3,106,880
†IHS Class A	25,600	3,292,928
ManpowerGroup	26,100	2,332,818
Nielsen	32,400	1,450,548
Robert Half International	27,300	1,515,150
Towers Watson Class A	8,800	1,107,040
†TransUnion	22,500	564,750
†Verisk Analytics Class A	56,300	4,096,388
†@=Wework Companies	17,146	563,924
†@=Wework Companies Series D1	27,915	918,112
†@=Wework Companies Series D2	21,933	721,367

		20,862,627

Real Estate Investment Trusts–1.10%
Crown Castle International	65,500	5,259,650
Federal Realty Investment Trust	9,200	1,178,428

		6,438,078

Real Estate Management & Development–0.34%
Jones Lang LaSalle	11,500	1,966,500

		1,966,500

Road & Rail–1.30%
†Genesee & Wyoming	20,200	1,538,836
†Hertz Global Holdings	31,900	578,028
Hunt (J.B.) Transport Services	27,100	2,224,639
Kansas City Southern	23,900	2,179,680
Landstar System	16,100	1,076,607

		7,597,790

Semiconductors & Semiconductor Equipment–2.17%
ARM Holdings ADR	61,600	3,035,032
KLA-Tencor	29,400	1,652,574
Linear Technology	42,200	1,866,506
Microchip Technology	28,600	1,356,355
Skyworks Solutions	28,400	2,956,440
Xilinx	40,900	1,806,144

		12,673,051

Software–5.68%
†ANSYS	12,800	1,167,872
†@=Atlassian Class A	20,989	335,824
†@=Atlassian Series 1	6,969	111,504
†@=Atlassian Series 2	18,662	298,592
†@=Atlassian Series A	13,800	220,800
†Autodesk	18,300	916,373
†Check Point Software Technologies	13,400	1,065,970
FactSet Research Systems	6,750	1,096,943
†Fortinet	28,100	1,161,373
†Guidewire Software	32,700	1,730,811
†Inovalon Holdings Class A	43,200	1,205,280
Intuit	31,900	3,214,563
†Mobileye	38,600	2,052,362

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†NetSuite	24,600	$2,257,050
†Qlik Technologies	30,500	1,066,280
†Red Hat	55,800	4,236,894
†ServiceNow	47,300	3,514,863
Solera Holdings	18,600	828,816
†Splunk	20,300	1,413,286
SS&C Technologies Holdings	25,700	1,606,250
†Tableau Software Class A	12,500	1,441,250
†Workday Class A	28,305	2,162,219

		33,105,175

Specialty Retail–6.71%
†AutoZone	7,700	5,135,130
†CarMax	74,500	4,932,645
Dick’s Sporting Goods	24,400	1,263,188
†Five Below	28,700	1,134,511
L Brands	36,700	3,146,291
†Lumber Liquidators Holdings	10,800	223,668
†Michaels	60,600	1,630,746
†O’Reilly Automotive	17,600	3,977,248
†Restoration Hardware Holdings	15,400	1,503,502
Ross Stores	99,600	4,841,556
Signet Jewelers	8,700	1,115,688
Tiffany	33,000	3,029,400
Tractor Supply	40,900	3,678,546
†Ulta Salon Cosmetics & Fragrance	9,600	1,482,720
Williams-Sonoma	24,600	2,023,842

		39,118,681

Technology Hardware, Storage & Peripherals–0.37%
SanDisk	29,100	1,694,202
†Stratasys	12,900	450,597

		2,144,799

Textiles, Apparel & Luxury Goods–2.47%
Coach	40,400	1,398,244
†Fossil Group	13,300	922,488
Hanesbrands	181,900	6,060,908
†Kate Spade	69,300	1,492,722
†lululemon athletica	17,300	1,129,690
PVH	20,200	2,327,040
Wolverine World Wide	37,100	1,056,608

		14,387,700

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.66%
Fastenal	26,400	$1,113,552
Grainger (W.W.)	11,600	2,745,140

		3,858,692

Wireless Telecommunication Services–1.27%
†SBA Communications Class A	50,100	5,759,997
†T-Mobile US	42,700	1,655,479

		7,415,476

Total Common Stock (Cost $382,494,738)		579,680,180

PREFERRED STOCK–0.41%
†@=Airbnb	18,795	765,201
†@=Dropbox Series A	9,449	180,487
†@=Dropbox Series A-1	46,402	886,334
†@=Wework Companies	16,055	528,042

Total Preferred Stock (Cost $1,798,645)		2,360,064

MONEY MARKET FUND–0.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,190,834	3,190,834

Total Money Market Fund (Cost $3,190,834)		3,190,834

TOTAL VALUE OF SECURITIES–100.33% (Cost $387,484,217)	585,231,078
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.33%)	(1,899,409)

NET ASSETS APPLICABLE TO 25,076,781 SHARES OUTSTANDING–100.00%	$583,331,669

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($ 451,868,102 / 19,294,645 Shares)	$23.419

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($ 131,463,567 / 5,782,136 Shares)	$22.736

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$320,485,183
Accumulated net investment loss	(5,468)
Accumulated net realized gain on investments	65,105,747
Net unrealized appreciation of investments	197,746,207

Total net assets	$583,331,669

†	Non-income producing for the period.

«	Includes $6 cash due to custodian, $4,095,348 payable for securities purchased and $121,901 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $6,989,147 which represents 1.20% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $6,989,147, which represents 1.20% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap

Growth Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$2,451,709
Foreign tax withheld	(9,091)

2,442,618

EXPENSES:
Management fees	1,993,419
Distribution fees-Service Class	154,326
Accounting and administration expenses	67,685
Reports and statements to shareholders	33,267
Professional fees	20,734
Trustees’ fees and expenses	6,333
Custodian fees	3,350
Pricing fees	2,528
Consulting fees	1,044
Other	3,445

Total operating expenses	2,286,131

NET INVESTMENT INCOME	156,487

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	29,160,561
Foreign currencies	7

Net realized gain	29,160,568

Net change in unrealized appreciation (depreciation) of investments*	3,309,946

NET REALIZED AND UNREALIZED GAIN	32,470,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,627,001

*Includes $654 capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap

Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$156,487	$483,070
Net realized gain	29,160,568	47,219,406
Net change in unrealized appreciation (depreciation)	3,309,946	8,858,728

Net increase in net assets resulting from operations	32,627,001	56,561,204

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(987,787)
Net realized gain:
Standard Class	—	(22,273,177)
Service Class	—	(5,984,882)

	—	(29,245,846)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23,174,410	61,088,764
Service Class	25,074,197	22,844,689
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	23,260,964
Service Class	—	5,984,882

	48,248,607	113,179,299

Cost of shares redeemed:
Standard Class	(27,635,807)	(57,198,396)
Service Class	(12,511,982)	(25,450,363)

	(40,147,789)	(82,648,759)

Increase in net assets derived from capital share transactions	8,100,818	30,530,540

NET INCREASE IN NET ASSETS	40,727,819	57,845,898
NET ASSETS:
Beginning of period	542,603,850	484,757,952

End of period	$583,331,669	$542,603,850

Accumulated net investment loss/distributions in excess of net investment income	$(5,468)	$(161,955)

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$22.079	$20.943	$15.688	$13.872	$14.430	$11.241

Income (loss) from investment operations:
Net investment income (loss)[2]	0.013	0.032	(0.003)	0.073	0.003	0.020
Net realized and unrealized gain (loss)	1.327	2.346	5.453	2.186	(0.561)	3.169

Total from investment operations	1.340	2.378	5.450	2.259	(0.558)	3.189

Less dividends and distributions from:
Net investment income	—	(0.052)	—	—	—	—
Net realized gain	—	(1.190)	(0.195)	(0.443)	—	—

Total dividends and distributions	—	(1.242)	(0.195)	(0.443)	—	—

Net asset value, end of period	$23.419	$22.079	$20.943	$15.688	$13.872	$14.430

Total return[3]	6.07%	11.59%	34.80%	16.30%	(3.87% )	28.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$451,868	$430,439	$381,529	$206,358	$190,209	$263,891
Ratio of expenses to average net assets	0.75%	0.76%	0.79%	0.82%	0.82%	0.83%
Ratio of net investment income (loss) to average net assets	0.11%	0.15%	(0.02% )	0.47%	0.02%	0.17%
Portfolio turnover	14%	34%	30%	31%	44%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)		12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$21.461		$20.394	$15.319	$13.588	$14.170	$11.066

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)		(0.021)	(0.048)	0.034	(0.033)	(0.010)
Net realized and unrealized gain (loss)	1.291		2.278	5.318	2.140	(0.549)	3.114

Total from investment operations	1.275		2.257	5.270	2.174	(0.582)	3.104

Less dividends and distributions from:
Net realized gain	—		(1.190)	(0.195)	(0.443)	—	—

Total dividend and distributions	—		(1.190)	(0.195)	(0.443)	—	—

Net asset value, end of period	$22.736		$21.461	$20.394	$15.319	$13.588	$14.170

Total return[3]	5.94%		11.30%	34.46%	16.02%	(4.11% )	28.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,464		$112,165	$103,229	$91,185	$69,086	$55,403
Ratio of expenses to average net assets	1.00%		1.01%	1.04%	1.07%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets	(0.14%	)	(0.10% )	(0.27% )	0.22%	(0.23% )	(0.08%	)
Portfolio turnover	14%		34%	30%	31%	44%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 Series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize the value of your shares (capital appreciation).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITS) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

T. Rowe Price (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$12,430
Legal	3,414

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $28,695 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$339,779
Distribution fees payable to LFD	27,308
Printing and mailing fees payable to Lincoln Life	721

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$88,310,168
Sales	81,205,518

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015 the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$387,484,217

Aggregate unrealized appreciation	$209,837,107
Aggregate unrealized depreciation	(12,090,246)

Net unrealized appreciation	$197,746,861

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 3	Total
Common Stock
Aerospace & Defense	$6,872,297	$—	$6,872,297
Air Freight & Logistics	2,847,093	—	2,847,093
Airlines	12,427,433	—	12,427,433
Auto Components	4,828,349	—	4,828,349
Automobiles	3,559,833	—	3,559,833
Banks	3,822,947	—	3,822,947
Beverages	5,704,839	—	5,704,839
Biotechnology	29,335,503	—	29,335,503
Building Products	4,798,396	—	4,798,396
Capital Markets	14,942,716	—	14,942,716

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 3	Total
Chemicals	$25,487,174	$—	$25,487,174
Commercial Services & Supplies	8,436,858	—	8,436,858
Communications Equipment	4,305,111	—	4,305,111
Construction & Engineering	1,752,226	—	1,752,226
Construction Materials	3,821,524	—	3,821,524
Containers & Packaging	3,675,860	—	3,675,860
Diversified Consumer Services	886,704	—	886,704
Diversified Financial Services	13,198,203	—	13,198,203
Electrical Equipment	9,382,838	—	9,382,838
Electronic Equipment, Instruments & Components	9,157,949	—	9,157,949
Energy Equipment & Services	2,541,342	—	2,541,342
Food & Staples Retailing	6,854,156	—	6,854,156
Food Products	14,671,334	—	14,671,334
Gas Utilities	1,107,648	—	1,107,648
Health Care Equipment & Supplies	15,628,397	—	15,628,397
Health Care Providers & Services	20,271,126	—	20,271,126
Health Care Technology	6,011,523	—	6,011,523
Hotels, Restaurants & Leisure	22,079,839	—	22,079,839
Household Durables	4,065,032	—	4,065,032
Household Products	3,332,238	—	3,332,238
Industrial Conglomerates	3,863,104	—	3,863,104
Insurance	4,675,500	—	4,675,500
Internet & Catalog Retail	13,078,260	—	13,078,260
Internet Software & Services	21,438,256	672,515	22,110,771
IT Services	27,771,252	786,445	28,557,697
Leisure Products	3,487,275	—	3,487,275
Life Sciences Tools & Services	7,595,906	—	7,595,906
Machinery	26,346,253	—	26,346,253
Marine	1,134,568	—	1,134,568
Media	5,048,320	—	5,048,320
Metals & Mining	3,912,671	—	3,912,671
Multiline Retail	8,874,208	—	8,874,208
Multi-Utilities	1,659,476	—	1,659,476
Oil, Gas & Consumable Fuels	18,683,652	—	18,683,652
Pharmaceuticals	15,277,462	—	15,277,462
Professional Services	18,659,224	2,203,403	20,862,627
Real Estate Investment Trusts	6,438,078	—	6,438,078
Real Estate Management & Development	1,966,500	—	1,966,500
Road & Rail	7,597,790	—	7,597,790
Semiconductors & Semiconductor Equipment	12,673,051	—	12,673,051
Software	32,138,455	966,720	33,105,175
Specialty Retail	39,118,681	—	39,118,681
Technology Hardware, Storage & Peripherals	2,144,799	—	2,144,799
Textiles, Apparel & Luxury Goods	14,387,700	—	14,387,700
Trading Companies & Distributors	3,858,692	—	3,858,692
Wireless Telecommunication Services	7,415,476	—	7,415,476
Preferred Stock	—	2,360,064	2,360,064
Money Market Fund	3,190,834	—	3,190,834

Total	$578,241,931	$6,989,147	$585,231,078

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	990,762	2,840,150
Service Class	1,110,744	1,092,933
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,080,306
Service Class	—	286,457

	2,101,506	5,299,846

Shares redeemed:
Standard Class	(1,191,535)	(2,642,407)
Service Class	(554,953)	(1,214,820)

	(1,746,488)	(3,857,227)

Net increase	355,018	1,442,619

5. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP Templeton Growth Managed Volatility Fund (formerly LVIP Templeton Growth RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Templeton Growth Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Templeton Growth Managed Volatility Fund

Disclosure

    OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,014.50	0.74%	$3.70
Service Class Shares	1,000.00	1,013.20	0.99%	4.94
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Templeton Growth Managed Volatility Fund–1

LVIP Templeton Growth Managed Volatility Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Security Type/Country	Percentage of Net Assets
Common Stock	90.94%
Brazil	0.08%
France	7.26%
Germany	5.84%
Hong Kong	5.03%
Ireland	1.07%
Israel	1.51%
Italy	1.60%
Japan	5.18%
Netherlands	3.46%
Norway	1.39%
Portugal	0.60%
Republic of Korea	3.33%
Russia	0.35%
Singapore	1.29%
Spain	0.89%
Sweden	0.50%
Switzerland	3.98%
Taiwan	0.27%
Thailand	0.65%
United Kingdom	12.71%
United States	33.95%
Money Market Fund	8.82%
Total Value of Securities	99.76%
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.55%
Air Freight & Logistics	1.07%
Airlines	0.54%
Auto Components	1.26%
Automobiles	2.79%
Banks	11.18%
Beverages	0.94%
Biotechnology	3.49%
Building Products	0.83%
Capital Markets	2.37%
Chemicals	1.02%
Commercial Services & Supplies	0.15%
Communications Equipment	0.71%
Construction Materials	1.78%

Sector	Percentage of Net Assets
Consumer Finance	1.01%
Containers & Packaging	0.38%
Diversified Financial Services	2.44%
Diversified Telecommunication Services	3.22%
Electrical Equipment	0.80%
Electronic Equipment, Instruments & Components	0.71%
Energy Equipment & Services	3.84%
Food & Staples Retailing	3.05%
Health Care Equipment & Supplies	1.32%
Health Care Providers & Services	0.56%
Industrial Conglomerates	0.89%
Insurance	5.51%
Internet Software & Services	0.96%
Life Sciences Tools & Services	0.26%
Machinery	1.67%
Media	4.02%
Metals & Mining	1.70%
Multiline Retail	2.51%
Oil, Gas & Consumable Fuels	5.85%
Pharmaceuticals	11.01%
Semiconductors & Semiconductor Equipment	3.51%
Software	1.62%
Specialty Retail	1.68%
Technology Hardware, Storage & Peripherals	0.70%
Textiles, Apparel & Luxury Goods	0.57%
Trading Companies & Distributors	0.62%
Wireless Telecommunication Services	1.85%
Total	90.94%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Allergan	2.25%
Samsung Electronics	1.82%
Gilead Sciences	1.71%
Microsoft	1.62%
JPMorgan Chase	1.54%
Amgen	1.53%
Teva Pharmaceutical Industries ADR	1.51%
Citigroup	1.50%
Comcast Class A Special	1.37%
Roche Holding	1.31%
Total	16.16%

LVIP Templeton Growth Managed Volatility Fund–2

LVIP Templeton Growth Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–90.94%
Brazil–0.08%
†Petroleo Brasileiro ADR	77,178	$629,772

		629,772

France–7.26%
AXA	294,106	7,417,354
BNP Paribas	179,550	10,835,388
Cie de Saint-Gobain	154,240	6,922,122
Cie Generale des Etablissements Michelin	65,780	6,890,268
Credit Agricole	440,310	6,545,984
Sanofi	92,166	9,063,519
Technip	70,330	4,351,617
TOTAL	170,520	8,279,869

		60,306,121

Germany–5.84%
Bayer	64,570	9,034,583
Deutsche Boerse	68,110	5,635,960
†Deutsche Lufthansa	347,430	4,477,891
HeidelbergCement	75,270	5,966,715
Infineon Technologies ADR	411,748	5,155,085
Merck	63,760	6,351,104
METRO	111,350	3,509,379
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	11,130	1,972,209
†QIAGEN	88,954	2,184,435
Siemens ADR	41,850	4,249,031

		48,536,392

■Hong Kong–5.03%
AIA Group	839,800	5,498,342
China Life Insurance	1,598,000	6,957,775
China Shenhua Energy	1,105,000	2,520,371
China Telecom	12,606,000	7,399,605
CSR	2,984,500	4,581,824
Kunlun Energy	2,812,000	2,862,280
†Michael Kors Holdings	111,590	4,696,823
Sinopharm Group	1,051,600	4,673,687
Weichai Power	782,000	2,607,877

		41,798,584

Ireland–1.07%
CRH	314,119	8,863,770

		8,863,770

Israel–1.51%
Teva Pharmaceutical Industries ADR	212,322	12,548,230

		12,548,230

Italy–1.60%
Eni	343,275	6,090,400
UniCredit	1,079,701	7,249,718

		13,340,118

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan–5.18%
ITOCHU	205,980	$2,722,492
Konica Minolta	499,900	5,839,113
Nissan Motor	955,400	9,956,964
SoftBank Group	103,400	6,092,943
Suntory Beverage & Food	197,000	7,850,049
Toshiba	910,000	3,131,519
Toyota Motor ADR	55,741	7,455,359

		43,048,439

Netherlands–3.46%
Akzo Nobel	116,350	8,463,317
ING Groep CVA	502,212	8,289,011
NN Group	103,200	2,900,008
Royal Dutch Shell Class B	106,430	3,021,524
TNT Express	714,790	6,061,312

		28,735,172

Norway–1.39%
†Subsea 7	382,300	3,741,778
Telenor	356,310	7,806,322

		11,548,100

Portugal–0.60%
Galp Energia	429,230	5,032,299

		5,032,299

Republic of Korea–3.33%
Hana Financial Group	144,692	3,754,323
Hyundai Mobis	18,881	3,575,212
KB Financial Group	35,093	1,156,612
POSCO ADR	83,745	4,111,042
Samsung Electronics	13,341	15,109,449

		27,706,638

Russia–0.35%
MMC Norilsk Nickel OJSC ADR	171,593	2,894,774

		2,894,774

Singapore–1.29%
DBS Group Holdings	267,105	4,103,815
Noble Group	4,335,000	2,446,515
Singapore Telecommunications	1,331,860	4,163,762

		10,714,092

Spain–0.89%
Telefonica	521,966	7,416,739

		7,416,739

Sweden–0.50%
Getinge Class B	173,390	4,171,321

		4,171,321

Switzerland–3.98%
†ABB	317,230	6,643,880
ACE	16,150	1,642,132

LVIP Templeton Growth Managed Volatility Fund–3

LVIP Templeton Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Credit Suisse Group	312,344	$8,586,203
Novartis	27,010	2,662,286
Roche Holding	38,740	10,856,648
Swiss Re	30,470	2,696,965

		33,088,114

Taiwan–0.27%
Taiwan Semiconductor Manufacturing ADR	97,374	2,211,364

		2,211,364

Thailand–0.65%
Bangkok Bank NVDR	1,023,200	5,388,450

		5,388,450

United Kingdom–12.71%
Aviva	885,400	6,850,931
BAE Systems	641,730	4,549,098
Barclays	1,833,650	7,504,608
BP ADR	232,353	9,284,826
GlaxoSmithKline	408,180	8,481,081
HSBC Holdings	1,086,850	9,835,969
Kingfisher	1,050,828	5,733,770
Lloyds Banking Group	4,341,190	5,813,746
Marks & Spencer Group	781,810	6,583,697
Petrofac	341,080	4,959,484
Rexam	363,483	3,152,296
Royal Dutch Shell Class A	38,050	1,067,976
Serco Group	657,940	1,219,754
Sky	596,340	9,715,754
Standard Chartered	339,350	5,432,827
Tesco	1,839,230	6,141,875
Vodafone Group ADR	254,800	9,287,460

		105,615,152

United States–33.95%
Allegheny Technologies	234,880	7,093,376
†Allergan	61,650	18,708,309
American International Group	159,280	9,846,690
Amgen	82,560	12,674,611
Apache	68,940	3,973,012
Applied Materials	348,080	6,690,098
Baker Hughes	84,180	5,193,906
Bank of New York Mellon	81,040	3,401,249
Capital One Financial	95,330	8,386,180
Chesapeake Energy	321,470	3,590,820
Chevron	23,190	2,237,139
Cisco Systems	213,450	5,861,337
Citigroup	226,050	12,487,002
Comcast Class A Special	190,355	11,409,879
CVS Health	77,900	8,170,152
Foot Locker	122,960	8,239,550
General Motors	173,190	5,772,423

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Gilead Sciences	121,480	$14,222,878
†Google Class A	14,720	7,949,389
Halliburton	194,850	8,392,189
†Isis Pharmaceuticals	37,250	2,143,737
JPMorgan Chase	188,310	12,759,886
†Knowles	324,550	5,874,355
Macy’s	141,700	9,560,499
Medtronic	91,920	6,811,272
Merck	96,800	5,510,824
Microsoft	305,130	13,471,489
Morgan Stanley	199,260	7,729,295
†News Class A	412,140	6,013,123
Noble	340,430	5,239,218
Pfizer	245,510	8,231,950
Stanley Black & Decker	63,810	6,715,364
Target	58,120	4,744,336
Twenty-First Century Fox Class A	192,420	6,262,309
United Parcel Service Class B	29,510	2,859,814
Voya Financial	137,030	6,367,784
Walgreens Boots Alliance	88,610	7,482,228

		282,077,672

Total Common Stock (Cost $645,028,256)		755,671,313

MONEY MARKET FUND–8.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	73,244,937	73,244,937

Total Money Market Fund (Cost $73,244,937)		73,244,937

LVIP Templeton Growth Managed Volatility Fund–4

LVIP Templeton Growth Managed Volatility Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.76% (Cost $718,273,193)	$828,916,250
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	1,997,455

NET ASSETS APPLICABLE TO 24,959,029 SHARES OUTSTANDING–100.00%	$830,913,705

NET ASSET VALUE PER SHARE–LVIP TEMPLETON GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($98,632,485 / 2,960,088 Shares)	$33.321

NET ASSET VALUE PER SHARE–LVIP TEMPLETON GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($732,281,220 / 21,998,941 Shares)	$33.287

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$752,988,989
Undistributed net investment income	8,124,819
Accumulated net realized loss on investments	(40,652,203)
Net unrealized appreciation of investments and derivatives	110,452,100

TOTAL NET ASSETS	$830,913,705

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Includes $2,726,715 cash pledged as collateral, $831,503 foreign currencies due to broker for futures contracts, $2,425,763 payable for securities purchased, and $260,176 payable for fund shares redeemed as of June 30, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CHF	(81,275)	USD	86,703	7/1/15	$(236)
BNYM	EUR	(108,227)	USD	120,398	7/1/15	(217)
GSC	GBP	513,903	USD	(808,781)	7/1/15	(1,393)

						$(1,846)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(95)	British Pound Currency	$(9,330,563)	$(9,336,719)	9/15/15	$(6,156)
(206)	E-mini S&P 500 Index	(21,169,454)	(21,160,320)	9/21/15	9,134
(110)	Euro Currency	(15,334,529)	(15,339,500)	9/15/15	(4,971)
(400)	Euro STOXX 50 Index	(15,367,939)	(15,317,001)	9/21/15	50,938
(91)	FTSE 100 Index	(9,281,965)	(9,284,478)	9/21/15	(2,513)
(109)	Japanese Yen Currency	(11,150,631)	(11,148,657)	9/15/15	1,974
31	Nikkei 225 Index (OSE)	5,288,447	5,126,124	9/11/15	(162,323)

		$(76,346,634)			$(113,917)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and futures contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

LVIP Templeton Growth Managed Volatility Fund–5

LVIP Templeton Growth Managed Volatility Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CHF–Swiss Franc

CVA–Dutch Certificate

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

NVDR–Non-Voting Depositary Receipt

OSE–Osaka Securities Exchange

USD–United States Dollar

See accompanying notes, which are an integral part of the Financial Statements.

LVIP Templeton Growth Managed Volatility Fund–6

LVIP Templeton Growth Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$11,789,892
Foreign tax withheld	(844,887)

10,945,005

EXPENSES:
Management fees	2,617,783
Distribution fees-Service Class	872,314
Accounting and administration expenses	236,689
Reports and statements to shareholders	40,873
Professional fees	23,319
Custodian fees	22,523
Pricing fees	10,922
Trustees’ fees and expenses	8,853
Consulting fees	2,067
Other	3,172

Total operating expenses	3,838,515

NET INVESTMENT INCOME	7,106,490

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,759,232
Foreign currencies	(2,970)
Foreign currency exchange contracts	78,708
Futures contracts	(17,638,739)

Net realized loss	(15,803,769)

Net change in unrealized appreciation (depreciation) of:
Investments	17,831,820
Foreign currencies	(6,818)
Foreign currency exchange contracts	(2,196)
Futures contracts	618,132

Net change in unrealized appreciation (depreciation)	18,440,938

NET REALIZED AND UNREALIZED GAIN	2,637,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,743,659

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,106,490	$11,044,870
Net realized gain (loss)	(15,803,769)	587,603
Net change in unrealized appreciation (depreciation)	18,440,938	(30,812,606)

Net increase (decrease) in net assets resulting from operations	9,743,659	(19,180,133)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,504,356)
Service Class	—	(8,126,227)

	—	(9,630,583)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,436,241	10,960,455
Service Class	116,951,489	305,577,326
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,504,356
Service Class	—	8,126,227

	120,387,730	326,168,364

Cost of shares redeemed:
Standard Class	(6,031,152)	(16,483,080)
Service Class	(44,745,927)	(58,179,590)

	(50,777,079)	(74,662,670)

Increase in net assets derived from capital share transactions	69,610,651	251,505,694

NET INCREASE IN NET ASSETS	79,354,310	222,694,978
NET ASSETS:
Beginning of period	751,559,395	528,864,417

End of period	$830,913,705	$751,559,395

Undistributed net investment income	$8,124,819	$1,018,329

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Managed Volatility Fund–7

LVIP Templeton Growth Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$32.846	$34.021	$28.735	$24.161	$25.503	$24.371

Income (loss) from investment operations:
Net investment income[2]	0.333	0.650	0.449	0.526	0.553	0.427
Net realized and unrealized gain (loss)	0.142	(1.322)	5.270	4.582	(1.339)	1.158

Total from investment operations	0.475	(0.672)	5.719	5.108	(0.786)	1.585

Less dividends and distributions from:
Net investment income	—	(0.503)	(0.433)	(0.534)	(0.556)	(0.453)

Total dividends and distributions	—	(0.503)	(0.433)	(0.534)	(0.556)	(0.453)

Net asset value, end of period	$33.321	$32.846	$34.021	$28.735	$24.161	$25.503

Total return[3]	1.45%	(1.99% )	19.93%	21.21%	(3.09% )	6.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,633	$99,743	$107,183	$94,499	$90,320	$130,817
Ratio of expenses to average net assets	0.74%	0.75%	0.79%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets	2.00%	1.89%	1.43%	1.99%	2.12%	1.79%
Portfolio turnover	5%	11%	14%	15%	29%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Managed Volatility Fund–8

LVIP Templeton Growth Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$32.853	$34.024	$28.742	$24.171	$25.512	$24.382

Income (loss) from investment operations:
Net investment income[2]	0.291	0.563	0.374	0.461	0.483	0.368
Net realized and unrealized gain (loss)	0.143	(1.319)	5.261	4.578	(1.333)	1.154

Total from investment operations	0.434	(0.756)	5.635	5.039	(0.850)	1.522

Less dividends and distributions from:
Net investment income	—	(0.415)	(0.353)	(0.468)	(0.491)	(0.392)

Total dividends and distributions	—	(0.415)	(0.353)	(0.468)	(0.491)	(0.392)

Net asset value, end of period	$33.287	$32.853	$34.024	$28.742	$24.171	$25.512

Total return[3]	1.32%	(2.23% )	19.63%	20.91%	(3.34% )	6.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,281	$651,816	$421,681	$179,169	$140,358	$127,871
Ratio of expenses to average net assets	0.99%	1.00%	1.04%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets	1.75%	1.64%	1.18%	1.74%	1.87%	1.54%
Portfolio turnover	5%	11%	14%	15%	29%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Managed Volatility Fund–9

LVIP Templeton Growth Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Templeton Growth Managed Volatility Fund (formerly LVIP Templeton Growth RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily settlement price. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make

LVIP Templeton Growth Managed Volatility Fund–10

LVIP Templeton Growth Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain from investments” on the Statement of Operations and totaled $3,158 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million.

Templeton Investment Counsel, LLC (Sub-Adviser) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$17,391
Legal	4,777

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administrative expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $21,887 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $36,131 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$453,382
Distribution fees payable to LFD	152,649
Printing and mailing fees payble to Lincoln Life	8,178

LVIP Templeton Growth Managed Volatility Fund–11

LVIP Templeton Growth Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$106,789,272
Sales	38,944,231

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$718,273,193

Aggregate unrealized appreciation	$173,827,642
Aggregate unrealized depreciation	(63,184,585)

Net unrealized appreciation	$110,643,057

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$755,671,313	$—	$755,671,313
Money Market Fund	73,244,937	—	73,244,937

Total	$828,916,250	$—	$828,916,250

Foreign Currency Exchange Contracts	$—	$(1,846)	$(1,846)

Futures Contracts	$(113,917)	$—	$(113,917)

There were no Level 3 investments at the beginning or end of the year.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Templeton Growth Managed Volatility Fund–12

LVIP Templeton Growth Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	102,498	317,716
Service Class	3,491,813	8,895,099
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	45,537
Service Class	—	245,909

	3,594,311	9,504,261

Shares redeemed:
Standard Class	(179,140)	(477,072)
Service Class	(1,333,202)	(1,694,137)

	(1,512,342)	(2,171,209)

Net increase	2,081,969	7,333,052

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

LVIP Templeton Growth Managed Volatility Fund–13

LVIP Templeton Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,486)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	60,072	Receivables and other assets net of liabilities	(164,836)
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	1,974	Receivables and other assets net of liabilities	(11,127)

Total		$62,046		$(177,449)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$78,708	$(2,196)
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(19,966,759)	(613,014)
Currency contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,328,020	(1,231,146)

Total		$(17,560,031)	$(1,846,356)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 425,445	$ 119,085
Futures contracts (average notional value)	22,526,552	79,606,458

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2015, the Fund has no assets and liabilities subject to offsetting provisions.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP Templeton Growth Managed Volatility Fund–14

LVIP Templeton Growth Managed Volatility Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate.

Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

At June 30, 2015, the Fund has invested over 11% of its net assets in the Banks and Pharmaceuticals industries. Investments that are concentrated in particular industries, sectors, or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Templeton Growth Managed Volatility Fund–15

LVIP UBS Large Cap Growth Managed Volatility Fund (formerly LVIP UBS Large Cap Growth RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP UBS Large Cap Growth Managed Volatility Fund

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP UBS Large Cap Growth Managed Volatility Fund

Disclosure

    OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,009.90	0.72%	$3.59
Service Class Shares	1,000.00	1,008.60	0.97%	4.83
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP UBS Large Cap Growth Managed Volatility Fund–1

LVIP UBS Large Cap Growth Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	92.97%
Airlines	1.55%
Auto Components	1.23%
Banks	0.62%
Biotechnology	7.82%
Capital Markets	2.31%
Chemicals	3.73%
Communications Equipment	0.91%
Consumer Finance	0.29%
Diversified Financial Services	1.26%
Electrical Equipment	1.36%
Energy Equipment & Services	0.97%
Food Products	1.24%
Health Care Equipment & Supplies	2.69%
Health Care Providers & Services	2.71%
Hotels, Restaurants & Leisure	4.98%
Industrial Conglomerates	2.14%
Internet & Catalog Retail	4.81%
Internet Software & Services	9.75%
IT Services	4.37%
Life Sciences Tools & Services	1.84%
Machinery	1.27%
Media	2.34%
Personal Products	2.02%
Pharmaceuticals	3.86%
Real Estate Investment Trusts	0.44%
Road & Rail	1.43%
Software	6.49%
Specialty Retail	5.63%
Technology Hardware, Storage & Peripherals	7.12%
Textiles, Apparel & Luxury Goods	3.26%
Trading Companies & Distributors	1.90%
Wireless Telecommunication Services	0.63%
Exchange-Traded Fund	0.46%
Money Market Fund	6.34%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	7.12%
Facebook Class A	4.11%
NIKE Class B	3.26%
Starbucks	3.04%
Home Depot	3.03%
Google Class A	2.94%
Amazon.com	2.69%
TJX	2.60%
Gilead Sciences	2.49%
Allergan	2.40%
Total	33.68%

LVIP UBS Large Cap Growth Managed Volatility Fund–2

LVIP UBS Large Cap Growth Managed Volatility Fund

Statement of Net Assets

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–92.97%
Airlines–1.55%
†Spirit Airlines	147,625	$9,167,513

		9,167,513

Auto Components–1.23%
BorgWarner	127,978	7,274,269

		7,274,269

Banks–0.62%
†Signature Bank	25,078	3,671,168

		3,671,168

Biotechnology–7.82%
Amgen	19,220	2,950,654
†Celgene	105,456	12,204,950
Gilead Sciences	125,453	14,688,037
†Regeneron Pharmaceuticals	14,407	7,349,443
†Vertex Pharmaceuticals	73,084	9,024,412

		46,217,496

Capital Markets–2.31%
†Affiliated Managers Group	34,801	7,607,499
Schwab (Charles)	185,332	6,051,090

		13,658,589

Chemicals–3.73%
Ecolab	111,297	12,584,352
Sherwin-Williams	34,280	9,427,686

		22,012,038

Communications Equipment–0.91%
Cisco Systems	196,165	5,386,691

		5,386,691

Consumer Finance–0.29%
†Synchrony Financial	51,269	1,688,288

		1,688,288

Diversified Financial Services–1.26%
McGraw-Hill Financial	73,962	7,429,483

		7,429,483

Electrical Equipment–1.36%
AMETEK	146,953	8,050,085

		8,050,085

Energy Equipment & Services–0.97%
Schlumberger	66,703	5,749,132

		5,749,132

Food Products–1.24%
†Hain Celestial Group	111,459	7,340,690

		7,340,690

Health Care Equipment & Supplies–2.69%
†Intuitive Surgical	15,221	7,374,575

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings	77,982	$8,517,974

		15,892,549

Health Care Providers & Services–2.71%
†Catamaran	60,300	3,683,124
†Express Scripts Holding	138,923	12,355,812

		16,038,936

Hotels, Restaurants & Leisure–4.98%
Las Vegas Sands	217,481	11,432,976
Starbucks	335,136	17,968,317

		29,401,293

Industrial Conglomerates–2.14%
3M	26,241	4,048,986
Danaher	100,210	8,576,974

		12,625,960

Internet & Catalog Retail–4.81%
†Amazon.com	36,686	15,925,026
†Priceline Group	10,870	12,515,392

		28,440,418

Internet Software & Services–9.75%
†Facebook Class A	283,038	24,274,754
†Google Class A	32,175	17,375,787
†Google Class C	17,740	9,233,847
†LinkedIn Class A	32,455	6,706,177

		57,590,565

IT Services–4.37%
MasterCard Class A	125,524	11,733,983
Visa Class A	210,069	14,106,133

		25,840,116

Life Sciences Tools & Services–1.84%
Thermo Fisher Scientific	83,924	10,889,978

		10,889,978

Machinery–1.27%
Cummins	57,069	7,486,882

		7,486,882

Media–2.34%
Comcast Class A	100,295	6,031,741
Viacom Class B	120,159	7,767,078

		13,798,819

Personal Products–2.02%
Estee Lauder Class A	137,781	11,940,101

		11,940,101

Pharmaceuticals–3.86%
†Allergan	46,815	14,206,480
†Catalent	137,370	4,029,062

LVIP UBS Large Cap Growth Managed Volatility Fund––3

LVIP UBS Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	135,648	$4,548,277

		22,783,819

Real Estate Investment Trusts–0.44%
Crown Castle International	32,300	2,593,690

		2,593,690

Road & Rail–1.43%
Canadian Pacific Railway	52,628	8,432,584

		8,432,584

Software–6.49%
†Mobileye	60,100	3,195,517
†Salesforce.com	175,351	12,209,690
†ServiceNow	120,632	8,964,164
†VMware Class A	89,677	7,688,906
†Workday Class A	82,714	6,318,522

		38,376,799

Specialty Retail–5.63%
Home Depot	161,138	17,907,266
TJX	231,905	15,345,154

		33,252,420

Technology Hardware, Storage & Peripherals–7.12%
Apple	335,319	42,057,386

		42,057,386

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–3.26%
NIKE Class B	178,377	$19,268,284

		19,268,284

Trading Companies & Distributors–1.90%
†United Rentals	127,971	11,212,819

		11,212,819

Wireless Telecommunication Services–0.63%
†SBA Communications Class A	32,509	3,737,560

		3,737,560

Total Common Stock (Cost $419,668,697)		549,306,420

EXCHANGE-TRADED FUND–0.46%
iShares Russell 1000 Growth Index Fund	27,500	2,722,775

Total Exchange-Traded Fund (Cost $2,799,500)		2,722,775

MONEY MARKET FUND–6.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	37,451,943	37,451,943

Total Money Market Fund (Cost $37,451,943)		37,451,943

TOTAL VALUE OF SECURITIES–99.77% (Cost $459,920,140)	589,481,138
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	1,335,927

NET ASSETS APPLICABLE TO 18,950,299 SHARES OUTSTANDING–100.00%	$590,817,065

NET ASSET VALUE PER SHARE–LVIP UBS LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($281,080,399 / 8,939,321 Shares)	$31.443

NET ASSET VALUE PER SHARE–LVIP UBS LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($309,736,666 / 10,010,978 Shares)	$30.940

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$463,755,983
Accumulated net investment loss	(65,642)
Accumulated net realized loss on investments	(2,446,255)
Net unrealized appreciation of investments and derivatives	129,572,979

Total net assets	$590,817,065

†	Non-income producing for the period.

«	Includes $1,180,059 cash pledged as collateral for futures contracts and $223,967 payable for fund shares redeemed as of June 30, 2015.

LVIP UBS Large Cap Growth Managed Volatility Fund––4

LVIP UBS Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(327)	E-mini S&P 500 Index	$(33,603,939)	$(33,589,440)	9/21/15	$14,499

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth Managed Volatility Fund––5

LVIP UBS Large Cap Growth Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$2,334,540
Foreign tax withheld	(5,491)

2,329,049

EXPENSES:
Management fees	2,110,036
Distribution fees-Service Class	350,622
Accounting and administration expenses	168,948
Reports and statements to shareholders	39,425
Professional fees	19,590
Trustees’ fees and expenses	6,367
Custodian fees	3,544
Consulting fees	1,997
Pricing fees	218
Other	2,462

2,703,209
Less management fees waived	(308,518)

Total operating expenses	2,394,691

NET INVESTMENT LOSS	(65,642)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	16,318,429
Foreign currencies	(3,093)
Foreign currency exchange contracts	61
Futures contracts	(13,348,227)

Net realized gain	2,967,170

Net change in unrealized appreciation (depreciation) of:
Investments	859,245
Foreign currencies	692
Futures contracts	1,256,123

Net change in unrealized appreciation (depreciation)	2,116,060

NET REALIZED AND UNREALIZED GAIN	5,083,230

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,017,588

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(65,642)	$(433,737)
Net realized gain	2,967,170	20,380,751
Net change in unrealized appreciation (depreciation)	2,116,060	7,409,390

Net increase in net assets resulting from operations	5,017,588	27,356,404

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,235,103	5,043,744
Service Class	75,871,083	111,112,748

	78,106,186	116,156,492

Cost of shares redeemed:
Standard Class	(18,717,820)	(35,646,806)
Service Class	(18,172,517)	(42,958,692)

	(36,890,337)	(78,605,498)

Increase in net assets derived from capital share transactions	41,215,849	37,550,994

NET INCREASE IN NET ASSETS	46,233,437	64,907,398
NET ASSETS:
Beginning of period	544,583,628	479,676,230

End of period	$590,817,065	$544,583,628

Accumulated net investment loss	$(65,642)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth Managed Volatility Fund––6

LVIP UBS Large Cap Growth Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class
	Six Months
	Ended
	6/30/15[1]					Year Ended
	(unaudited)	12/31/14		12/31/13		12/31/12[2]	12/31/11	12/31/10
Net asset value, beginning of period	$31.136	$29.555		$23.551		$20.234	$21.503	$19.449

Income (loss) from investment operations:
Net investment income (loss)[3]	0.016	0.006		(0.024)		0.118	0.128	0.118
Net realized and unrealized gain (loss)	0.291	1.575		6.028		3.199	(1.350)	2.086

Total from investment operations	0.307	1.581		6.004		3.317	(1.222)	2.204

Less dividends and distributions from:
Net investment income	—	—		—		—	(0.047)	(0.150)

Total dividends and distributions	—	—		—		—	(0.047)	(0.150)

Net asset value, end of period	$31.443	$31.136		$29.555		$23.551	$20.234	$21.503

Total return[4]	0.99%	5.35%		25.49%		16.39%	(5.69% )	11.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$281,080	$294,661		$309,717		$277,091	$274,479	$327,270
Ratio of expenses to average net assets	0.72%	0.72%		0.74%		0.75%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.83%		0.85%		0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets	0.10%	0.02%		(0.09%	)	0.52%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.01% )	(0.09%	)	(0.20%	)	0.43%	0.52%	0.52%
Portfolio turnover	29%	58%		48%		122%	89%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing close of business on September 21, 2012, UBS Global Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth Managed Volatility Fund–7

LVIP UBS Large Cap Growth Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP UBS Large Cap Growth Managed Volatility Fund Service Class
	Six Months
	Ended
	6/30/15[1]					Year Ended
	(unaudited)	12/31/14		12/31/13		12/31/12[2]	12/31/11	12/31/10
Net asset value, beginning of period	$30.675	$29.190		$23.318		$20.084	$21.348	$19.313

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	(0.068)		(0.089)		0.060	0.075	0.069
Net realized and unrealized gain (loss)	0.288	1.553		5.961		3.174	(1.339)	2.067

Total from investment operations	0.265	1.485		5.872		3.234	(1.264)	2.136

Less dividends and distributions from:
Net investment income	—	—		—		—	—	(0.101)

Total dividends and distributions	—	—		—		—	—	(0.101)

Net asset value, end of period	$30.940	$30.675		$29.190		$23.318	$20.084	$21.348

Total return[4]	0.86%	5.09%		25.18%		16.10%	(5.92% )	11.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$309,737	$249,923		$169,959		$64,140	$51,548	$66,848
Ratio of expenses to average net assets	0.97%	0.97%		0.99%		1.00%	1.01%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.08%		1.10%		1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets	(0.15% )	(0.23%	)	(0.34%	)	0.27%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.26% )	(0.34%	)	(0.45%	)	0.18%	0.27%	0.27%
Portfolio turnover	29%	58%		48%		122%	89%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing close of business on September 21, 2012, UBS Global Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth Managed Volatility Fund–8

LVIP UBS Large Cap Growth Managed Volatility Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP UBS Large Cap Growth Managed Volatility Fund (formerly LVIP UBS Large Cap Growth RPM Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (ETFs) except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP UBS Large Cap Growth Managed Volatility Fund–9

LVIP UBS Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.15% on the first $100 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $100 million. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

UBS Global Asset Management (Americas) Inc. (Sub-Adviser), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$12,430
Legal	3,414

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administrative expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $15,642 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $35,782 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP UBS Large Cap Growth Managed Volatility Fund–10

LVIP UBS Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$309,714
Distribution fees payable to LFD	63,526
Printing and mailing fees payable to Lincoln Life	5,023

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$172,702,455
Sales	154,044,593

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$459,920,140

Aggregate unrealized appreciation	$139,458,033
Aggregate unrealized depreciation	(9,897,035)

Net unrealized appreciation	$129,560,998

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In
12/31/17
$6,459,439

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP UBS Large Cap Growth Managed Volatility Fund–11

LVIP UBS Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$549,306,420
Exchange-Traded Fund	2,722,775
Money Market Fund	37,451,943

Total	$589,481,138

Futures Contracts	$14,499

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	71,166	169,706
Service Class	2,449,429	3,764,147

	2,520,595	3,933,853

Shares redeemed:
Standard Class	(595,545)	(1,185,470)
Service Class	(585,784)	(1,439,292)

	(1,181,329)	(2,624,762)

Net increase	1,339,266	1,309,091

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2015.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts

LVIP UBS Large Cap Growth Managed Volatility Fund–12

LVIP UBS Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$14,499	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(13,348,227)	$1,256,123

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$5,470,436	$69,600,303

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP UBS Large Cap Growth Managed Volatility Fund–13

LVIP UBS Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP UBS Large Cap Growth Managed Volatility Fund–14

LVIP U.S. Growth Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP U.S. Growth Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2015* to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015* to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual*
Standard Class Shares	$1,000.00	$991.40	0.35%	$0.58
Service Class Shares	1,000.00	991.00	0.60%	1.00
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

*

The Fund commenced operations on May 1, 2015. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	85.46%
Equity Funds	57.03%
Fixed Income Funds	28.43%
Unaffiliated Investment Companies	17.84%
Equity Funds	8.45%
Money Market Fund	9.39%
Total Value of Securities	103.30%
Liabilities Net of Receivables and Other Assets	(3.30%)
Total Net Assets	100.00%

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.46%
Equity Funds–57.03%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	25,458	$1,263,315
LVIP MFS Value Fund	65,997	2,490,668
LVIP Mid-Cap Value Fund	103,296	2,483,036
LVIP SSgA S&P 500 Index Fund	272,782	4,041,263
LVIP SSgA Small-Mid Cap 200 Fund	59,896	932,103
† LVIP T. Rowe Price Growth Stock Fund	140,210	4,671,247
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	133,122	3,117,592

		18,999,224

Fixed Income Funds–28.43%
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	339,982	4,732,212
LVIP PIMCO Low Duration Bond Fund	93,968	947,859
LVIP SSgA Bond Index Fund	332,396	3,789,982

		9,470,053

Total Affiliated Investment Companies (Cost $28,755,111)		28,469,277

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–17.84%
Equity Funds–8.45%
✢Franklin Rising Dividends VIP Fund	23,837	$622,849
**Invesco V.I. Diversified Dividend Fund	39,537	937,016
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	53,604	1,256,473

		2,816,338

Money Market Fund–9.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,126,190	3,126,190

		3,126,190

Total Unaffiliated Investment Companies (Cost $6,111,699)		5,942,528

TOTAL VALUE OF SECURITIES–103.30% (Cost $34,866,810)	34,411,805
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.30%)	(1,097,937)

NET ASSETS APPLICABLE TO 3,361,551 SHARES OUTSTANDING–100.00%	$33,313,868

†	Non-income producing for the period.

*	Standard Class shares.

**	Series I shares.

✢	Class 1 shares.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
6 E-mini Russell 2000 Index	$ 763,535	$750,240	9/21/15	$(13,295)
9 E-mini S&P 500 Index	945,402	924,480	9/21/15	(20,922)

	$1,708,937			$(34,217)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

VA–Variable Annuity

V.I.–Variable Insurance

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$28,469,277
Investments in unaffiliated investment companies, at value	5,942,528
Receivables for fund shares sold	762,736
Cash collateral	120,683
Due from manager and affiliates	3,962
Dividends receivable from investment companies	14

TOTAL ASSETS	35,299,200

LIABILITIES:
Payable for investment companies purchased	1,931,884
Unrealized depreciation from open futures contracts	34,217
Accrued expenses payable	11,018
Due to manager and affiliates	7,980
Payables for fund shares redeemed	233

TOTAL LIABILITIES	1,985,332

TOTAL NET ASSETS	$33,313,868

Investments in affiliated investment companies, at cost	$28,755,111
Investments in unaffiliated investment companies, at cost	6,111,699

Standard Class :
Net Assets	$59,047
Shares Outstanding	5,956
Net Asset Value Per Share	$9.914

Service Class :
Net Assets	$33,254,821
Shares Outstanding	3,355,595
Net Asset Value Per Share	$9.910

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$33,673,970
Accumulated net investment loss	(792)
Accumulated net realized gain on investments	129,912
Net unrealized depreciation of investments and derivatives	(489,222)

TOTAL NET ASSETS	$33,313,868

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Operations

May 1, 2015* to June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$11,587

EXPENSES:
Management fees	14,452
Professional fees	5,491
Distribution fees-Service Class	5,153
Accounting and administration expenses	5,040
Reports and statements to shareholders	517
Custodian fees	62
Trustees’ fees and expenses	13
Pricing fees	10
Other	3

30,741
Less management fees waived	(9,291)
Less expenses reimbursed	(9,071)

Total operating expenses	12,379

NET INVESTMENT LOSS	(792)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	135,401
Foreign currencies	(6)
Futures contracts	(5,483)

Net realized gain	129,912

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	(285,834)
Investments in unaffiliated investment companies	(169,171)
Futures contracts	(34,217)

Net change in unrealized appreciation (depreciation)	(489,222)

NET REALIZED AND UNREALIZED LOSS	(359,310)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(360,102)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Changes in Net Assets

5/1/15* to 6/30/15 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(792)
Net realized gain	129,912
Net change in unrealized appreciation (depreciation)	(489,222)

Net decrease in net assets resulting from operations	(360,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	59,431
Service Class	33,750,805

33,810,236

Cost of shares redeemed:
Standard Class	—
Service Class	(136,266)

(136,266)

Increase in net assets derived from capital share transactions	33,673,970

NET INCREASE IN NET ASSETS	33,313,868
NET ASSETS:
Beginning of period	—

End of period	$33,313,868

Accumulated net investment loss	$(792)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–5

LVIP U.S. Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

LVIP U.S. Growth Allocation Managed Risk Fund

	Standard Class 5/1/15[1] to 6/30/15 (unaudited)		Service Class 5/1/15[1] to 6/30/15 (unaudited)
Net asset value, beginning of period	$10.000		$10.000

Income from investment operations:
Net investment income (loss)[2]	0.003		(0.001)
Net realized and unrealized loss	(0.089)		(0.089)

Total from investment operations	(0.086)		(0.090)

Net asset value, end of period	$9.914		$9.910

Total return[3]	(0.86%	)	(0.90%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59		$33,255
Ratio of expenses to average net assets[4]	0.35%		0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.22%		1.47%
Ratio of net investment income (loss) to average net assets	0.19%		(0.06%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.68%	)	(0.93%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (LIAC) or unaffiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the NYSE on days when the New York Stock Exchange (NYSE) is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the period May 1, 2015* through June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain / loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP U.S. Growth Allocation Managed Risk Fund–7

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2015* through June 30, 2015.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, the Fund’s risk management strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.35% of the average daily net assets for the Standard Class and 0.60% for the Service Class. This agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2015* through June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$29
Legal	8

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $3 for the period May 1, 2015* to June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17 for the period May 1, 2015* to June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$3,962
Management fees payable to LIAC	3,985
Distribution fees payable to LFD	3,978
Printing and mailing fees payble to Lincoln Life	17

LVIP U.S. Growth Allocation Managed Risk Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2015, Lincoln Life owned 16.79% of the Standard Class and 14.87% of the Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 1, 2015* through June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$31,740,619
Sales	—

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$34,866,810

Aggregate unrealized appreciation	$1,022
Aggregate unrealized depreciation	(456,027)

Net unrealized depreciation	$(455,005)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$34,411,805

Futures Contracts	$(34,217)

There were no Level 3 investments at the end of the period.

During the period May 1, 2015* through June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

LVIP U.S. Growth Allocation Managed Risk Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/15* to 6/30/15
Shares sold:
Standard Class	5,956
Service Class	3,369,129

3,375,085

Shares redeemed:
Standard Class	—
Service Class	(13,534)

(13,534)

Net increase	3,361,551

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Unrealized appreciation from open futures contracts	$—	Unrealized depreciation from open futures contracts	$(34,217)

The effect of derivative instruments on the Statement of Operations for the period May 1, 2015* through June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change unrealized appreciation (depreciation) of futures contracts	$(5,483)	$(34,217)

LVIP U.S. Growth Allocation Managed Risk Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2015* through June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2015* through June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$250,951	$—

* Date of commencement of operations.

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–11

LVIP U.S. Growth Allocation Managed Risk Fund

Other Fund Information (unaudited)

On December 9, 2014, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met and considered, among other things, the organization and offering of the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (“Lincoln Life”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment management agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and Lincoln Life provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, advisory fees and the estimated expense ratios of the Fund as compared to the medium, high, average and low fees and expense ratios of funds in a Morningstar peer group, information about the sub-advisory fees, estimated profitability and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and Lincoln Life and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC for the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff.

The Board also considered that Lincoln Life would provide administrative services for the Fund as it does for the existing Funds of the Trust under a separate administration agreement and that certain personnel of Lincoln Life would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. For the Fund, the Board considered information provided by management regarding the Morningstar Moderate Allocation funds peer group. The Board reviewed the Fund’s proposed advisory fee of 0.70% and noted that it was above the median advisory fee of the Morningstar peer group. The Board considered that LIAC had implemented an advisory fee waiver and expense limitation for the Fund through April 30, 2016. In light of the nature, quality and extent of services to be provided by LIAC, the Board concluded that the Fund’s investment management fee was reasonable.

Performance. With respect to performance, the Board considered that the Fund had not yet commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated profitability of LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated costs.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund.

Fallout Benefits. The Board reviewed materials provided by LIAC and Lincoln Life as to benefits LIAC and its affiliates may receive because of its relationship with the Funds, including the Fund. Lincoln Life insurance companies receive 12b-1 fees which are then paid out in commissions to registered representatives who sell registered annuity and life products. These 12b-1 fees are paid by the Funds through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Funds. Lincoln Life serves as the administrator for the Funds for which it is separately reimbursed. The Board also noted that the Lincoln Life Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Funds by the Lincoln Life Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Funds when it bargains together with the Funds for certain services. Initial premiums received by Lincoln Life Insurance Companies are credited with interest until the policy is issued and the premium allocated to the Funds, and subsequently received premiums are allocated to the Funds as received.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that approval of the Agreement is in the best interests of the Fund.

LVIP U.S. Growth Allocation Managed Risk Fund–12

LVIP Wellington Capital Growth Fund (formerly LVIP Capital Growth Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Wellington Capital Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,064.40	0.74%	$3.79
Service Class Shares	1,000.00	1,063.00	0.99%	5.06
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.60%
Automobiles	1.46%
Beverages	2.95%
Biotechnology	9.15%
Building Products	0.21%
Capital Markets	1.39%
Chemicals	1.41%
Commercial Services & Supplies	1.05%
Construction Materials	0.95%
Electrical Equipment	1.28%
Electronic Equipment, Instruments & Components	1.09%
Food & Staples Retailing	2.36%
Food Products	1.82%
Health Care Equipment & Supplies	2.49%
Health Care Providers & Services	0.33%
Health Care Technology	2.35%
Hotels, Restaurants & Leisure	4.51%
Household Durables	4.86%
Insurance	1.27%
Internet & Catalog Retail	4.38%
Internet Software & Services	7.22%
IT Services	8.62%
Life Sciences Tools & Services	1.33%
Oil, Gas & Consumable Fuels	0.35%
Personal Products	1.42%
Pharmaceuticals	5.92%
Professional Services	5.66%
Real Estate Investment Trusts	1.45%
Road & Rail	1.58%
Software	5.57%
Specialty Retail	8.24%
Technology Hardware, Storage & Peripherals	6.93%
Money Market Fund	0.47%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	6.93%
Home Depot	3.07%
Amazon.com	2.62%
MasterCard Class A	2.62%
Facebook Class A	2.36%
Gilead Sciences	2.32%
Bristol-Myers Squibb	2.28%
Google Class C	2.25%
Allergan	1.99%
Biogen	1.84%
Total	28.28%

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Statement of Net Assets

June 30, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.60%
Automobiles–1.46%
Harley-Davidson	117,395	$6,615,208

		6,615,208

Beverages–2.95%
Anheuser-Busch InBev ADR	48,124	5,807,123
†Monster Beverage	56,710	7,600,274

		13,407,397

Biotechnology–9.15%
†Biogen	20,728	8,372,868
†Celgene	47,356	5,480,747
Gilead Sciences	89,948	10,531,112
†Medivation	41,152	4,699,558
†Regeneron Pharmaceuticals	15,535	7,924,870
†Vertex Pharmaceuticals	37,152	4,587,529

		41,596,684

Building Products–0.21%
Fortune Brands Home & Security	21,305	976,195

		976,195

Capital Markets–1.39%
BlackRock	18,275	6,322,786

		6,322,786

Chemicals–1.41%
Sherwin-Williams	23,357	6,423,642

		6,423,642

Commercial Services & Supplies–1.05%
†Stericycle	35,585	4,765,187

		4,765,187

Construction Materials–0.95%
Eagle Materials	56,756	4,332,185

		4,332,185

Electrical Equipment–1.28%
AMETEK	105,958	5,804,379

		5,804,379

Electronic Equipment, Instruments & Components–1.09%
CDW	144,430	4,951,060

		4,951,060

Food & Staples Retailing–2.36%
CVS Health	72,575	7,611,666
Whole Foods Market	78,956	3,114,025

		10,725,691

Food Products–1.82%
Mondelez International	201,564	8,292,343

		8,292,343

Health Care Equipment & Supplies–2.49%
†Edwards Lifesciences	48,800	6,950,584

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Medtronic	58,852	$4,360,933

		11,311,517

Health Care Providers & Services–0.33%
McKesson	6,370	1,432,040
†Teladoc	3,100	61,374

		1,493,414

Health Care Technology–2.35%
†Cerner	67,592	4,667,904
†IMS Health Holdings	195,363	5,987,876

		10,655,780

Hotels, Restaurants & Leisure–4.51%
Dunkin’ Brands Group	115,635	6,359,925
Las Vegas Sands	94,584	4,972,281
Starbucks	60,808	3,260,221
Wyndham Worldwide	48,461	3,969,441
Wynn Resorts	19,688	1,942,615

		20,504,483

Household Durables–4.86%
Harman International Industries	53,105	6,316,309
Horton (D.R.)	277,590	7,594,862
Lennar Class A	159,676	8,149,863

		22,061,034

Insurance–1.27%
†Markel	7,196	5,761,693

		5,761,693

Internet & Catalog Retail–4.38%
†Amazon.com	27,447	11,914,468
†Netflix	12,160	7,988,390

		19,902,858

Internet Software & Services–7.22%
†Alibaba Group Holding ADR	57,768	4,752,573
†Baidu ADR	15,161	3,018,252
†Facebook Class A	125,009	10,721,397
†Google Class C	19,653	10,229,583
†Zillow Group	47,245	4,098,031

		32,819,836

IT Services–8.62%
†Alliance Data Systems	22,663	6,616,236
†Cognizant Technology Solutions Class A	109,280	6,675,915
†FleetCor Technologies	43,591	6,802,811
MasterCard Class A	127,102	11,881,495
Visa Class A	106,799	7,171,553

		39,148,010

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–1.33%
†Illumina	27,717	$6,052,284

		6,052,284

Oil, Gas & Consumable Fuels–0.35%
†Cobalt International Energy	162,870	1,581,468

		1,581,468

Personal Products–1.42%
Estee Lauder Class A	74,518	6,457,730

		6,457,730

Pharmaceuticals–5.92%
†Allergan	29,828	9,051,605
AstraZeneca ADR	47,030	2,996,281
Bristol-Myers Squibb	155,680	10,358,947
Merck	78,518	4,470,030

		26,876,863

Professional Services–5.66%
Equifax	69,854	6,782,125
†IHS Class A	50,551	6,502,375
Nielsen	157,537	7,052,931
†TransUnion	10,500	263,550
†Verisk Analytics Class A	70,557	5,133,727

		25,734,708

Real Estate Investment Trusts–1.45%
American Tower	70,547	6,581,330

		6,581,330

Road & Rail–1.58%
Hunt (J.B.) Transport Services	31,675	2,600,201

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Kansas City Southern	50,179	$4,576,325

		7,176,526

Software–5.57%
†Adobe Systems	77,174	6,251,866
Intuit	42,293	4,261,866
†Salesforce.com	95,882	6,676,264
†ServiceNow	58,862	4,374,035
†Workday Class A	48,913	3,736,464

		25,300,495

Specialty Retail–8.24%
†AutoZone	11,334	7,558,645
Home Depot	125,582	13,955,928
Lowe’s	120,319	8,057,763
Ross Stores	161,443	7,847,744

		37,420,080

Technology Hardware, Storage & Peripherals–6.93%
Apple	251,014	31,483,431

		31,483,431

Total Common Stock (Cost $317,811,550)		452,536,297

MONEY MARKET FUND–0.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,121,588	2,121,588

Total Money Market Fund (Cost $2,121,588)		2,121,588

TOTAL VALUE OF SECURITIES–100.07% (Cost $319,933,138)	454,657,885
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(304,875)

NET ASSETS APPLICABLE TO 10,273,043 SHARES OUTSTANDING–100.00%	$454,353,010

NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($136,412,249 / 3,059,194 Shares)	$44.591

NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($317,940,761 / 7,213,849 Shares)	$44.074

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:

Shares of beneficial interest (unlimited authorization–no par)	$234,705,906
Undistributed net investment income	25,010
Accumulated net realized gain on investments	84,897,347
Net unrealized appreciation of investments	134,724,747

Total net assets	$454,353,010

†	Non-income producing for the period.

«	Includes $8,671 due to custodian, $1,233,981 payable for securities purchased and $137,955 payable for fund shares redeemed as of June 30, 2015.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–4

LVIP Wellington Capital Growth Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$2,149,771
Foreign tax withheld	(28,038)

2,121,733

EXPENSES:
Management fees	1,571,956
Distribution fees-Service Class	400,937
Accounting and administration expenses	54,675
Reports and statements to shareholders	39,879
Professional fees	17,689
Trustees’ fees and expenses	5,259
Custodian fees	3,153
Consulting fees	1,017
Pricing fees	200
Other	1,958

Total operating expenses	2,096,723

NET INVESTMENT INCOME	25,010

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	19,473,827
Net change in unrealized appreciation (depreciation) of investments	8,960,649

NET REALIZED AND UNREALIZED GAIN	28,434,476

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,459,486

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$25,010	$145,966
Net realized gain	19,473,827	71,236,016
Net change in unrealized appreciation (depreciation)	8,960,649	(22,952,036)

Net increase in net assets resulting from operations	28,459,486	48,429,946

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(232,483)
Net realized gain:
Standard Class	—	(208,195)
Service Class	—	(503,840)

	—	(944,518)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,145,821	4,786,821
Service Class	11,989,914	16,754,048
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	440,678
Service Class	—	503,840

	14,135,735	22,485,387

Cost of shares redeemed:
Standard Class	(8,666,805)	(14,948,031)
Service Class	(33,716,668)	(57,641,424)

	(42,383,473)	(72,589,455)

Decrease in net assets derived from capital share transactions	(28,247,738)	(50,104,068)

NET INCREASE (DECREASE) IN NET ASSETS	211,748	(2,618,640)
NET ASSETS:
Beginning of period	454,141,262	456,759,902

End of period	$454,353,010	$454,141,262

Undistributed net investment income	$25,010	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–5

LVIP Wellington Capital Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$41.894	$37.738	$27.748	$23.305	$25.613	$21.540

Income (loss) from investment operations:
Net investment income[2]	0.041	0.083	0.049	0.042	0.019	0.057
Net realized and unrealized gain (loss)	2.656	4.211	9.941	4.401	(2.327)	4.026

Total from investment operations	2.697	4.294	9.990	4.443	(2.308)	4.083

Less dividends and distributions from:
Net investment income	—	(0.073)	—	—	—	(0.010)
Net realized gain	—	(0.065)	—	—	—	—

Total dividends and distributions	—	(0.138)	—	—	—	(0.010)

Net asset value, end of period	$44.591	$41.894	$37.738	$27.748	$23.305	$25.613

Total return[3]	6.44%	11.37%	36.00%	19.06%	(9.01% )	18.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,412	$134,373	$130,399	$104,645	$96,924	$117,429
Ratio of expenses to average net assets	0.74%	0.74%	0.76%	0.78%	0.79%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.76%	0.78%	0.79%	0.81%
Ratio of net investment income to average net assets	0.19%	0.21%	0.15%	0.16%	0.08%	0.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.19%	0.21%	0.15%	0.16%	0.08%	0.25%
Portfolio turnover	17%	45%	47%	64%	37%	62%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–6

LVIP Wellington Capital Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)		12/31/14	12/31/13		Year Ended 12/31/12		12/31/11		12/31/10
Net asset value, beginning of period	$41.459		$37.377	$27.551		$23.197		$25.559		$21.539

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.014)		(0.015)	(0.032)		(0.025)		(0.044)		0.002
Net realized and unrealized gain (loss)	2.629		4.162	9.858		4.379		(2.318)		4.018

Total from investment operations	2.615		4.147	9.826		4.354		(2.362)		4.020

Less dividends and distributions from:
Net realized gain	—		(0.065)	—		—		—		—

Total dividends and distributions	—		(0.065)	—		—		—		—

Net asset value, end of period	$44.074		$41.459	$37.377		$27.551		$23.197		$25.559

Total return[3]	6.30%		11.09%	35.66%		18.77%		(9.24%	)	18.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$317,941		$319,768	$326,361		$274,248		$200,602		$146,402
Ratio of expenses to average net assets	0.99%		0.99%	1.01%		1.03%		1.04%		1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%		0.99%	1.01%		1.03%		1.04%		1.06%
Ratio of net investment income (loss) to average net assets	(0.06%	)	(0.04% )	(0.10%	)	(0.09%	)	(0.17%	)	0.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.06%	)	(0.04% )	(0.10%	)	(0.09%	)	(0.17%	)	0.00%
Portfolio turnover	17%		45%	47%		64%		37%		62%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–7

LVIP Wellington Capital Growth Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (formerly LVIP Capital Growth Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable

LVIP Wellington Capital Growth Fund–8

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $159 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the average daily net assets of the Fund; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the average daily net assets of the Fund in excess of $1 billion.

Wellington Management Company LLP (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$10,150
Legal	2,788

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $35,933 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$260,104
Distribution fees payable to LFD	66,170
Printing and mailing fees payable to Lincoln Life	1,323

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Wellington Capital Growth Fund–9

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$77,929,559
Sales	106,963,675

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$319,933,138

Aggregate unrealized appreciation	$141,884,150
Aggregate unrealized depreciation	(7,159,403)

Net unrealized appreciation	$134,724,747

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Common Stock	$452,536,297
Money Market Fund	2,121,588

Total	$454,657,885

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Capital Growth Fund–10

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	48,691	121,465
Service Class	274,624	438,397
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,417
Service Class	—	12,034

	323,315	582,313

Shares redeemed:
Standard Class	(196,953)	(379,787)
Service Class	(773,584)	(1,469,292)

	(970,537)	(1,849,079)

Net decrease	(647,222)	(1,266,766)

5. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or dosclosure in the Fund’s financial statements.

LVIP Wellington Capital Growth Fund–11

LVIP Wellington Mid-Cap Value Fund (formerly LVIP Mid-Cap Value Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP Wellington Mid-Cap Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Mid-Cap Value Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*
Actual
Standard Class Shares	$1,000.00	$1,046.80	0.97%	$4.92
Service Class Shares	1,000.00	1,045.50	1.22%	6.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.98	0.97%	$4.86
Service Class Shares	1,000.00	1,018.74	1.22%	6.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2015

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.13%
Aerospace & Defense	5.53%
Auto Components	0.75%
Banks	10.00%
Beverages	0.35%
Building Products	0.70%
Capital Markets	0.65%
Chemicals	6.29%
Communications Equipment	1.51%
Containers & Packaging	1.28%
Diversified Financial Services	1.02%
Electric Utilities	2.74%
Electrical Equipment	4.22%
Electronic Equipment, Instruments & Components	1.97%
Energy Equipment & Services	0.22%
Food Products	1.49%
Gas Utilities	1.69%
Health Care Providers & Services	1.76%
Hotels, Restaurants & Leisure	1.81%
Household Durables	6.16%
Insurance	8.76%
IT Services	1.02%
Leisure Products	1.30%
Life Sciences Tools & Services	0.75%
Machinery	1.93%
Media	2.11%
Metals & Mining	0.43%
Multi-Utilities	0.48%
Oil, Gas & Consumable Fuels	6.09%
Paper & Forest Products	1.52%
Pharmaceuticals	3.80%
Real Estate Investment Trusts	6.49%
Real Estate Management & Development	1.24%
Semiconductors & Semiconductor Equipment	4.43%
Software	2.50%
Specialty Retail	1.34%
Textiles, Apparel & Luxury Goods	0.96%
Thrifts & Mortgage Finance	0.52%
Trading Companies & Distributors	2.32%
Money Market Fund	1.61%
Total Value of Securities	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Methanex	2.47%
Zions Bancorporation	2.23%
Newell Rubbermaid	2.14%
Comerica	2.05%
Reinsurance Group of America	2.05%
Unum Group	2.04%
Verint Systems	1.99%
Microsemi	1.97%
Arrow Electronics	1.97%
Barnes Group	1.93%
Total	20.84%

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets

June 30, 2015 (unaudited)

Number of Shares		Value (U.S. $)

COMMON STOCK–98.13%
Aerospace & Defense–5.53%
Curtiss-Wright	19,885	$1,440,469
†Esterline Technologies	19,080	1,819,087
†Moog Class A	30,659	2,166,978
Orbital ATK	25,412	1,864,224

		7,290,758

Auto Components–0.75%
Goodyear Tire & Rubber	32,920	992,538

		992,538

Banks–10.00%
BankUnited	63,264	2,273,076
CIT Group	33,900	1,576,011
Comerica	52,703	2,704,718
IBERIABANK	32,915	2,245,790
South State	19,100	1,451,409
Zions Bancorporation	92,667	2,940,787

		13,191,791

Beverages–0.35%
Treasury Wine Estates	121,203	466,485

		466,485

Building Products–0.70%
Sanwa Holdings	109,900	926,164

		926,164

Capital Markets–0.65%
LPL Financial Holdings	18,430	856,811
†*@=Solar Cayman Escrow	26,800	1,876

		858,687

Chemicals–6.29%
Cabot	37,760	1,408,070
Celanese Class A	30,000	2,156,400
Huntsman	66,400	1,465,448
Methanex	58,560	3,259,450

		8,289,368

Communications Equipment–1.51%
†ARRIS Group	64,900	1,985,940

		1,985,940

Containers & Packaging–1.28%
Bemis	21,700	976,717
Packaging Corp of America	11,445	715,198

		1,691,915

Diversified Financial Services–1.02%
MSCI	21,800	1,341,790

		1,341,790

Electric Utilities–2.74%
Great Plains Energy	43,380	1,048,061
Portland General Electric	43,750	1,450,750

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	32,415	$1,109,241

		3,608,052

Electrical Equipment–4.22%
†Generac Holdings	39,500	1,570,125
Hubbell Class B	20,931	2,266,409
†Sensata Technologies Holding	32,740	1,726,708

		5,563,242

Electronic Equipment, Instruments & Components–1.97%
†Arrow Electronics	46,507	2,595,091

		2,595,091

Energy Equipment & Services–0.22%
Trican Well Service	87,400	290,354

		290,354

Food Products–1.49%
Ebro Foods	11,062	214,015
Ingredion	22,010	1,756,618

		1,970,633

Gas Utilities–1.69%
UGI	64,750	2,230,637

		2,230,637

Health Care Providers & Services–1.76%
†Brookdale Senior Living	66,935	2,322,645

		2,322,645

Hotels, Restaurants & Leisure–1.81%
†Norwegian Cruise Line Holdings	42,527	2,383,213

		2,383,213

Household Durables–6.16%
Horton (D.R.)	51,700	1,414,512
Lennar Class A	43,095	2,199,569
Newell Rubbermaid	68,620	2,820,968
†Toll Brothers	44,370	1,694,490

		8,129,539

Insurance–8.76%
Argo Group International Holdings	27,278	1,519,385
CNO Financial Group	55,500	1,018,425
Hanover Insurance Group	20,130	1,490,224
Reinsurance Group of America	28,491	2,702,941
Unum Group	75,165	2,687,149
XL Group	57,265	2,130,258

		11,548,382

IT Services–1.02%
Booz Allen Hamilton Holding	53,425	1,348,447

		1,348,447

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–1.30%
†Performance Sports Group	95,100	$1,711,800

		1,711,800

Life Sciences Tools & Services–0.75%
†WuXi PharmaTech Cayman ADR	23,500	993,110

		993,110

Machinery–1.93%
Barnes Group	65,400	2,549,946

		2,549,946

Media–2.11%
AMC Entertainment Holdings	10,030	307,720
Interpublic Group	67,925	1,308,915
Quebecor Class B	46,700	1,167,126

		2,783,761

Metals & Mining–0.43%
Reliance Steel & Aluminum	9,400	568,512

		568,512

Multi-Utilities–0.48%
Alliant Energy	10,885	628,282

		628,282

Oil, Gas & Consumable Fuels–6.09%
†Cobalt International Energy	111,515	1,082,811
†Diamondback Energy	31,773	2,395,049
Energen	13,422	916,723
HollyFrontier	22,345	953,908
†Laredo Petroleum	38,400	483,072
†Newfield Exploration	40,040	1,446,245
QEP Resources	40,450	748,729

		8,026,537

Paper & Forest Products–1.52%
†Louisiana-Pacific	117,843	2,006,866

		2,006,866

Pharmaceuticals–3.80%
Almirall	111,829	2,209,651
Ono Pharmaceutical	20,900	2,284,069
UCB	7,261	521,045

		5,014,765

Real Estate Investment Trusts–6.49%
American Assets Trust	37,380	1,465,670
Blackstone Mortgage Trust	62,360	1,734,855
Equity Lifestyle Properties	39,756	2,090,370
Extra Space Storage	29,420	1,918,772
SL Green Realty	12,325	1,354,394

		8,564,061

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–1.24%
†Forest City Enterprises Class A	73,920	$1,633,632

		1,633,632

Semiconductors & Semiconductor Equipment–4.43%
†Microsemi	74,528	2,604,754
†Qorvo	27,488	2,206,462
†Synaptics	11,900	1,032,147

		5,843,363

Software–2.50%
†Check Point Software Technologies	8,535	678,959
†Verint Systems	43,116	2,619,081

		3,298,040

Specialty Retail–1.34%
DSW Class A	52,940	1,766,608

		1,766,608

Textiles, Apparel & Luxury Goods–0.96%
†Global Brands Group Holding	3,480,000	731,790
Samsonite International	153,000	528,988

		1,260,778

Thrifts & Mortgage Finance–0.52%
EverBank Financial	34,995	687,652

		687,652

Trading Companies & Distributors–2.32%
Rexel	64,826	1,044,668
†WESCO International	29,412	2,018,840

		3,063,508

Total Common Stock (Cost $95,611,367)		129,426,892

MONEY MARKET FUND–1.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,120,726	2,120,726

Total Money Market Fund (Cost $2,120,726)		2,120,726

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.74% (Cost $97,732,093)	$131,547,618
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	342,898

NET ASSETS APPLICABLE TO 5,510,671 SHARES OUTSTANDING–100.00%	$131,890,516

NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND STANDARD CLASS ($43,500,692 / 1,809,625 Shares)	$24.039

NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND SERVICE CLASS ($88,389,824 / 3,701,046 Shares)	$23.882

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$102,259,573
Undistributed net investment income	420,216
Accumulated net realized loss on investments	(4,602,790)
Net unrealized appreciation of investments and derivatives	33,813,517

Total net assets	$131,890,516

†	Non-income producing for the period.

*	Common Stock Unit.

«	Includes $255,493 payable for securities purchased and $34,203 payable for fund shares redeemed as of June 30, 2015.

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $1,876, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $1,876, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2015:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	HKD	719,128	USD	(92,760)	7/2/15	$13

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

HKD–Hong Kong Dollar

UBS–Union Bank of Switzerland

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–5

LVIP Wellington Mid-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$872,517
Foreign tax withheld	(26,882)

845,635

EXPENSES:
Management fees	593,572
Distribution fees-Service Class	118,027
Accounting and administration expenses	16,402
Professional fees	16,007
Custodian fees	15,578
Reports and statements to shareholders	11,637
Trustees’ fees and expenses	1,808
Pricing fees	1,793
Consulting fees	915
Other	536

776,275
Less management fees waived	(6,199)

Total operating expenses	770,076

NET INVESTMENT INCOME	75,559

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,159,625
Foreign currencies	(14,400)
Foreign currency exchange contracts	10,046

Net realized gain	5,155,271

Net change in unrealized appreciation (depreciation) of:
Investments	(198,285)
Foreign currencies	(311)
Foreign currency exchange contracts	139

Net change in unrealized appreciation (depreciation)	(198,457)

NET REALIZED AND UNREALIZED GAIN	4,956,814

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,032,373

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$75,559	$282,124
Net realized gain	5,155,271	7,423,383
Net change in unrealized appreciation (depreciation)	(198,457)	1,361,046

Net increase in net assets resulting from operations	5,032,373	9,066,553

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(117,440)
Service Class	—	(152,742)

	—	(270,182)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,409,959	8,712,657
Service Class	7,953,997	81,674,882
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	117,439
Service Class	—	152,741

	15,363,956	90,657,719

Cost of shares redeemed:
Standard Class	(4,755,675)	(7,676,567)
Service Class	(66,140,310)	(22,085,210)

	(70,895,985)	(29,761,777)

Increase (decrease) in net assets derived from capital share transactions	(55,532,029)	60,895,942

NET INCREASE (DECREASE) IN NET ASSETS	(50,499,656)	69,692,313
NET ASSETS:
Beginning of period	182,390,172	112,697,859

End of period	$131,890,516	$182,390,172

Undistributed net investment income	$420,216	$344,657

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–6

LVIP Wellington Mid-Cap Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Mid-Cap Value Fund Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$22.964	$21.273	$15.896	$12.855	$14.176	$11.468

Income (loss) from investment operations:
Net investment income[2]	0.034	0.085	0.062	0.114	0.049	0.049
Net realized and unrealized gain (loss)	1.041	1.677	5.357	2.984	(1.370)	2.691

Total from investment operations	1.075	1.762	5.419	3.098	(1.321)	2.740

Less dividends and distributions from:
Net investment income	—	(0.071)	(0.042)	(0.057)	—	(0.032)

Total dividends and distributions	—	(0.071)	(0.042)	(0.057)	—	(0.032)

Net asset value, end of period	$24.039	$22.964	$21.273	$15.896	$12.855	$14.176

Total return[3]	4.68%	8.29%	34.15%	24.12%	(9.32% )	23.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,501	$39,097	$35,212	$50,386	$42,579	$55,143
Ratio of expenses to average net assets	0.97%	0.94%	1.00%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.95%	1.01%	1.05%	1.07%	1.08%
Ratio of net investment income to average net assets	0.29%	0.38%	0.34%	0.77%	0.35%	0.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.28%	0.37%	0.33%	0.76%	0.32%	0.36%
Portfolio turnover	16%	40%	56%	56%	56%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–7

LVIP Wellington Mid-Cap Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Mid-Cap Value Fund Service Class
	Six Months Ended 6/30/15[1] (unaudited)	12/31/14	12/31/13	Year Ended 12/31/12	12/31/11	12/31/10
Net asset value, beginning of period	$22.843	$21.171	$15.860	$12.827	$14.180	$11.475

Income (loss) from investment operations:
Net investment income[2]	0.004	0.029	0.017	0.077	0.014	0.018
Net realized and unrealized gain (loss)	1.035	1.668	5.336	2.976	(1.367)	2.688

Total from investment operations	1.039	1.697	5.353	3.053	(1.353)	2.706

Less dividends and distributions from:
Net investment income	—	(0.025)	(0.042)	(0.020)	—	(0.001)

Total dividends and distributions	—	(0.025)	(0.042)	(0.020)	—	(0.001)

Net asset value, end of period	$23.882	$22.843	$21.171	$15.860	$12.827	$14.180

Total return[3]	4.55%	8.02%	33.82%	23.81%	(9.55% )	23.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,390	$143,293	$77,486	$62,511	$47,884	$44,030
Ratio of expenses to average net assets	1.22%	1.19%	1.25%	1.29%	1.29%	1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.23%	1.20%	1.26%	1.30%	1.32%	1.33%
Ratio of net investment income to average net assets	0.04%	0.13%	0.09%	0.52%	0.10%	0.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.03%	0.12%	0.08%	0.51%	0.07%	0.11%
Portfolio turnover	16%	40%	56%	56%	56%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–8

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP Wellington Mid-Cap Value Fund (formerly, LVIP Mid-Cap Value Fund) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2011–December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. Both types of changes in gain/loss are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent

LVIP Wellington Mid-Cap Value Fund–9

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $769 for the six months ended June 30, 2015. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the first $25 million of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Wellington Management Company LLP (Sub-Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$3,193
Legal	877

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,569 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2015, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$96,261
Distribution fees payable to LFD	18,662
Prepaid printing and mailing fees to Lincoln Life	453

LVIP Wellington Mid-Cap Value Fund–10

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$21,406,908
Sales	76,544,675

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$97,732,093

Aggregate unrealized appreciation	$36,438,550
Aggregate unrealized depreciation	(2,623,025)

Net unrealized appreciation	$33,815,525

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In
2017
$7,962,801

At December 31, 2014, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Wellington Mid-Cap Value Fund–11

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$7,290,758	$—	$—	$7,290,758
Auto Components	992,538	—	—	992,538
Banks	13,191,791	—	—	13,191,791
Beverages	466,485	—	—	466,485
Building Products	926,164	—	—	926,164
Capital Markets	856,811	—	1,876	858,687
Chemicals	8,289,368	—	—	8,289,368
Communications Equipment	1,985,940	—	—	1,985,940
Containers & Packaging	1,691,915	—	—	1,691,915
Diversified Financial Services	1,341,790	—	—	1,341,790
Electric Utilities	3,608,052	—	—	3,608,052
Electrical Equipment	5,563,242	—	—	5,563,242
Electronic Equipment, Instruments & Components	2,595,091	—	—	2,595,091
Energy Equipment & Services	290,354	—	—	290,354
Food Products	1,970,633	—	—	1,970,633
Gas Utilities	2,230,637	—	—	2,230,637
Health Care Providers & Services	2,322,645	—	—	2,322,645
Hotels, Restaurants & Leisure	2,383,213	—	—	2,383,213
Household Durables	8,129,539	—	—	8,129,539
Insurance	11,548,382	—	—	11,548,382
IT Services	1,348,447	—	—	1,348,447
Leisure Products	1,711,800	—	—	1,711,800
Life Sciences Tools & Services	993,110	—	—	993,110
Machinery	2,549,946	—	—	2,549,946
Media	2,783,761	—	—	2,783,761
Metals & Mining	568,512	—	—	568,512
Multi-Utilities	628,282	—	—	628,282
Oil, Gas & Consumable Fuels	8,026,537	—	—	8,026,537
Paper & Forest Products	2,006,866	—	—	2,006,866
Pharmaceuticals	5,014,765	—	—	5,014,765
Real Estate Investment Trusts	8,564,061	—	—	8,564,061
Real Estate Management & Development	1,633,632	—	—	1,633,632
Semiconductors & Semiconductor Equipment	5,843,363	—	—	5,843,363
Software	3,298,040	—	—	3,298,040
Specialty Retail	1,766,608	—	—	1,766,608
Textiles, Apparel & Luxury Goods	1,260,778	—	—	1,260,778
Thrifts & Mortgage Finance	687,652	—	—	687,652
Trading Companies & Distributors	3,063,508	—	—	3,063,508
Money Market Fund	2,120,726	—	—	2,120,726

Total	$131,545,742	$—	$1,876	$131,547,618

Foreign Currency Exchange Contracts	$—	$13	$—	$13

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Mid-Cap Value Fund–12

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	305,639	390,945
Service Class	333,300	3,605,782
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,254
Service Class	—	6,865

	638,939	4,008,846

Shares redeemed:
Standard Class	(198,547)	(348,871)
Service Class	(2,905,205)	(999,708)

	(3,103,752)	(1,348,579)

Net increase (decrease)	(2,464,813)	2,660,267

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$13	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$10,046	$139

LVIP Wellington Mid-Cap Value Fund–13

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$24,295	$52,066

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2015, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Wellington Mid-Cap Value Fund–14

LVIP VIP Contrafund® Managed Volatility Portfolio (formerly LVIP VIP Contrafund® RPM Portfolio) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP VIP Contrafund® Managed

Volatility Portfolio

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP VIP Contrafund® Managed Volatility Portfolio

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,011.70	0.10%	$0.50
Service Class Shares	1,000.00	1,009.90	0.45%	2.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP VIP Contrafund® Managed Volatility Portfolio–1

LVIP VIP Contrafund® Managed Volatility Portfolio

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.94%

Equity Fund	93.00%
Money Market Fund	6.94%
Total Value of Securities	99.94%

Receivables and Other Assets Net of Liabilities	0.06%

Total Net Assets	100.00%

LVIP VIP Contrafund® Managed Volatility Portfolio–2

LVIP VIP Contrafund® Managed Volatility Portfolio Statement of Net Assets June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.94%
Equity Fund–93.00%
XFidelity® - VIP Contrafund® Portfolio	10,663,132	$378,114,673

		378,114,673

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–6.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	28,190,214	$28,190,214

		28,190,214

Total Investment Companies (Cost $399,382,596)		406,304,887

TOTAL VALUE OF SECURITIES–99.94% (Cost $399,382,596)	406,304,887
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	253,895

NET ASSETS APPLICABLE TO 34,008,236 SHARES OUTSTANDING–100.00%	$406,558,782

NET ASSET VALUE PER SHARE–LVIP VIP CONTRAFUND® MANAGED VOLATILITY PORTFOLIO STANDARD CLASS ($403,675 / 33,705 Shares)	$11.977

NET ASSET VALUE PER SHARE–LVIP VIP CONTRAFUND® MANAGED VOLATILITY PORTFOLIO SERVICE CLASS ($406,155,107 / 33,974,531 Shares)	$11.955

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$392,356,506
Undistributed net investment income	23,338,911
Accumulated net realized loss on investments	(16,065,931)
Net unrealized appreciation of investments and derivatives.	6,929,296

Total net assets	$406,558,782

«	Includes $1,136,887 cash pledged as collateral for futures contracts, $970,332 payable for investment companies purchased and $161,640 payable for fund shares redeemed as of June 30, 2015.

X	Initial Class.

The	following futures contracts were outstanding at June 30, 2015:[1]

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(158) E-mini S&P 500 Index	$(16,236,765)	$(16,229,760)	9/21/15	$7,005

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Contrafund® Managed Volatility Portfolio–3

LVIP VIP Contrafund® Managed Volatility Portfolio Statement of Operations Six Months Ended June 30, 2015 (unaudited)	LVIP VIP Contrafund® Managed Volatility Portfolio Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from investment companies	$24,128,398

EXPENSES:
Management fees	1,231,265
Distribution fees-Service Class	614,877
Accounting and administration expenses	87,636
Professional fees	12,240
Reports and statements to shareholders	8,192
Trustees’ fees and expenses	3,581
Consulting fees	1,897
Custodian fees	1,613
Pricing fees	126
Other	996

1,962,423
Less management fees waived	(1,143,317)
Less expenses reimbursed	(28,334)

Total operating expenses	790,772

NET INVESTMENT INCOME	23,337,626

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Sale of investments in investment companies	(659,169)
Futures contracts	(6,175,908)

Net realized loss	(6,835,077)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	(13,728,681)
Futures contracts	228,073

Net change in unrealized appreciation (depreciation)	(13,500,608)

NET REALIZED AND UNREALIZED LOSS	(20,335,685)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,001,941

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/15 (unaudited)	Year Ended 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,337,626	$1,651,566
Net realized loss	(6,835,077)	(2,945,874)
Net change in unrealized appreciation (depreciation)	(13,500,608)	13,675,937

Net increase in net assets resulting from operations	3,001,941	12,381,629

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(12,186)
Service Class	—	(6,925,552)

	—	(6,937,738)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,174	326,058
Service Class	125,070,560	198,764,008
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	12,186
Service Class	—	6,925,552

	125,075,734	206,027,804

Cost of shares redeemed:
Standard Class	(55,564)	(123,594)
Service Class	(12,503,141)	(21,643,077)

	(12,558,705)	(21,766,671)

Increase in net assets derived from capital share transactions	112,517,029	184,261,133

NET INCREASE IN NET ASSETS	115,518,970	189,705,024
NET ASSETS:
Beginning of period	291,039,812	101,334,788

End of period	$406,558,782	$291,039,812

Undistributed net investment income	$23,338,911	$1,285

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Contrafund® Managed Volatility Portfolio–4

LVIP VIP Contrafund® Managed Volatility Portfolio

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP VIP Contrafund® Managed Volatility Portfolio Standard Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended 12/31/14	5/1/13[2] to 12/31/13

Net asset value, beginning of period	$11.839	$11.459	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.808	0.141	0.224
Net realized and unrealized gain (loss)	(0.670)	0.570	1.346

Total from investment operations	0.138	0.711	1.570

Less dividends and distributions from:
Net investment income	—	(0.331)	(0.111)

Total dividends and distributions	—	(0.331)	(0.111)

Net asset value, end of period	$11.977	$11.839	$11.459

Total return[4]	1.17%	6.18%	15.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$404	$448	$229
Ratio of expenses to average net assets[5]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.76%	0.80%	1.24%
Ratio of net investment income to average net assets	13.59%	1.20%	3.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	12.93%	0.50%	1.95%
Portfolio turnover	2%	6%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Contrafund® Managed Volatility Portfolio–5

LVIP VIP Contrafund® Managed Volatility Portfolio

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP VIP Contrafund® Managed Volatility Portfolio Service Class
	Six Months Ended 6/30/15[1] (unaudited)	Year Ended 12/31/14	5/1/13[2] to 12/31/13

Net asset value, beginning of period	$11.838	$11.459	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.788	0.100	0.202
Net realized and unrealized gain (loss)	(0.671)	0.568	1.342

Total from investment operations	0.117	0.668	1.544

Less dividends and distributions from:
Net investment income	—	(0.289)	(0.085)

Total dividends and distributions	—	(0.289)	(0.085)

Net asset value, end of period	$11.955	$11.838	$11.459

Total return[4]	0.99%	5.81%	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$406,155	$290,592	$101,106
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.11%	1.15%	1.59%
Ratio of net investment income to average net assets	13.24%	0.85%	2.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	12.58%	0.15%	1.60%
Portfolio turnover	2%	6%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Contrafund® Managed Volatility Portfolio–6

LVIP VIP Contrafund® Managed Volatility Portfolio

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP VIP Contrafund® Managed Volatility Portfolio (formerly LVIP VIP Contrafund® RPM Portfolio) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Fidelity® - VIP Contrafund® Portfolio, which is advised by an unaffiliated adviser, invests primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its federal income tax return for the open tax years (December 31, 2013-December 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP VIP Contrafund® Managed Volatility Portfolio–7

LVIP VIP Contrafund® Managed Volatility Portfolio

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard class and 0.45% for the Service class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted to:

Administrative	$7,327
Legal	2,013

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $10,452 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,071 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, where by the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement from LIAC	$8,524
Management fees payable to LIAC	16,683
Distribution fees payable to LFD	116,665
Prepaid printing and mailing fees to Lincoln Life	711

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$127,418,270
Sales	7,033,592

LVIP VIP Contrafund® Managed Volatility Portfolio–8

LVIP VIP Contrafund® Managed Volatility Portfolio

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$399,382,596

Aggregate unrealized appreciation	$6,922,291
Aggregate unrealized depreciation	—

Net unrealized appreciation	$6,922,291

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$3,709,084	$5,570,627	$9,279,711

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$406,304,887

Futures Contracts	$7,005

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP VIP Contrafund® Managed Volatility Portfolio–9

LVIP VIP Contrafund® Managed Volatility Portfolio

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	Year Ended 12/31/14
Shares sold:
Standard Class	437	27,394
Service Class	10,467,929	16,991,767
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,021
Service Class	—	580,419

	10,468,366	17,600,601

Shares redeemed:
Standard Class	(4,598)	(10,490)
Service Class	(1,041,431)	(1,847,800)

	(1,046,029)	(1,858,290)

Net increase	9,422,337	15,742,311

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$7,005	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,175,908)	$228,073

LVIP VIP Contrafund® Managed Volatility Portfolio–10

LVIP VIP Contrafund® Managed Volatility Portfolio

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (Average notional value)	$12,002,129	$15,783,115

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP VIP Contrafund® Managed Volatility Portfolio–11

LVIP VIP Mid Cap Managed Volatility Portfolio (formerly LVIP VIP Mid Cap RPM Portfolio) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2015

LVIP VIP Mid Cap Managed Volatility

Portfolio

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP VIP Mid Cap Managed Volatility Portfolio

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2015 to June 30, 2015

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratio	Expenses Paid During Period 1/1/15 to 6/30/15*

Actual
Standard Class Shares	$1,000.00	$1,039.40	0.10%	$0.51
Service Class Shares	1,000.00	1,037.60	0.45%	2.27

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP VIP Mid Cap Managed Volatility Portfolio–1

LVIP VIP Mid Cap Managed Volatility Portfolio

Security Type/Sector Allocation (unaudited)

As of June 30, 2015

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.65%
Equity Fund	92.91%
Money Market Fund	7.74%
Total Value of Securities	100.65%

Liabilities Net of Receivables and Other Assets	(0.65%)

Total Net Assets	100.00%

LVIP VIP Mid Cap Managed Volatility Portfolio–2

LVIP VIP Mid Cap Managed Volatility Portfolio Statement of Net Assets June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.65%
Equity Fund–92.91%
XFidelity® Variable Life Insurance Products – Fidelity VIP Mid Cap Portfolio	1,235,669	$43,334,896

		43,334,896

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–7.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,609,853	$3,609,853

		3,609,853

Total Investment Companies (Cost $47,581,509)		46,944,749

TOTAL VALUE OF SECURITIES–100.65% (Cost $47,581,509)	46,944,749
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.65%)	(303,367)

NET ASSETS APPLICABLE TO 4,375,067 SHARES OUTSTANDING–100.00%	$46,641,382

NET ASSET VALUE PER SHARE–LVIP VIP MID CAP MANAGED VOLATILITY PORTFOLIO STANDARD CLASS ($462,988 / 43,356 Shares)	$10.679

NET ASSET VALUE PER SHARE–LVIP VIP MID CAP MANAGED VOLATILITY PORTFOLIO SERVICE CLASS ($46,178,394 / 4,331,711 Shares)	$10.661

COMPONENTS OF NET ASSETS AT JUNE 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$45,969,335
Accumulated net investment loss	(60,544)
Accumulated net realized gain on investments.	1,428,789
Net unrealized depreciation of investments and derivatives.	(696,198)

Total net assets	$46,641,382

«	Includes $184,108 cash pledged as collateral for futures contracts, $485,452 payable for investment companies shares purchased and $68,696 payable for fund shares redeemed as of June 30, 2015.

X	Initial Class.

The following futures contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
26 E-mini S&P 500 Index	$2,730,158	$2,670,720	9/21/15	$(59,438)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–3

LVIP VIP Mid Cap Managed Volatility Portfolio Statement of Operations Six Months Ended June 30, 2015 (unaudited)	LVIP VIP Mid Cap Managed Volatility Portfolio Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from investment companies	$118

EXPENSES:
Management fees	94,488
Distribution fees-Service Class	47,498
Accounting and administration expenses	20,449
Professional fees	9,841
Reports and statements to shareholders	2,317
Custodian fees	526
Trustees’ fees and expenses	218
Pricing fees	104
Consulting fees	3
Other	20

175,464
Less management fees waived	(87,641)
Less expenses reimbursed	(26,631)

Total operating expenses	61,192

NET INVESTMENT LOSS	(61,074)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	1,786,434
Sale of investments in investment companies	(24,371)
Futures contracts	(121,330)

Net realized gain	1,640,733

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	(920,393)
Futures contracts	(50,476)

Net change in unrealized appreciation (depreciation)	(970,869)

NET REALIZED AND UNREALIZED GAIN	669,864

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$608,790

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/15 (unaudited)	5/1/14* to 12/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(61,074)	$13,915
Net realized gain (loss)	1,640,733	(126,029)
Net change in unrealized appreciation (depreciation)	(970,869)	274,671

Net increase in net assets resulting from operations	608,790	162,557

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,153)
Service Class	—	(94,437)

	—	(100,590)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	418,825	719,449
Service Class	34,772,146	13,711,283
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,153
Service Class	—	94,437

	35,190,971	14,531,322

Cost of shares redeemed:
Standard Class	(547,021)	(122,406)
Service Class	(1,178,527)	(1,903,714)

	(1,725,548)	(2,026,120)

Increase in net assets derived from capital share transactions	33,465,423	12,505,202

NET INCREASE IN NET ASSETS	34,074,213	12,567,169
NET ASSETS:
Beginning of period	12,567,169	—

End of period	$46,641,382	$12,567,169

Undistributed (accumulated) net investment income (loss)	$(60,544)	$530

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–4

LVIP VIP Mid Cap Managed Volatility Portfolio

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
	Six Months Ended 6/30/15[1] (unaudited)		5/1/14[2] to 12/31/14

Net asset value, beginning of period	$10.274		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)		0.047
Net realized and unrealized gain	0.410		0.334

Total from investment operations.	0.405		0.381

Less dividends and distributions from:
Net investment income	—		(0.107)

Total dividends and distributions	—		(0.107)

Net asset value, end of period	$10.679		$10.274

Total return[4]	3.94%		3.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$463		$597
Ratio of expenses to average net assets[5]	0.10%		0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.93%		1.81%
Ratio of net investment income (loss) to average net assets	(0.10%	)	0.68%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.93%	)	(1.03% )
Portfolio turnover	2%		22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–5

LVIP VIP Mid Cap Managed Volatility Portfolio Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
	Six Months Ended 6/30/15[1] (unaudited)		5/1/14[2] to 12/31/14

Net asset value, beginning of period	$10.275		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)		0.023
Net realized and unrealized gain	0.410		0.334

Total from investment operations	0.386		0.357

Less dividends and distributions from:
Net investment income	—		(0.082)

Total dividends and distributions	—		(0.082)

Net asset value, end of period	$10.661		$10.275

Total return[4]	3.76%		3.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,178		$11,970
Ratio of expenses to average net assets[5]	0.45%		0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.28%		2.16%
Ratio of net investment income (loss) to average net assets	(0.45%	)	0.33%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.28%	)	(1.38% )
Portfolio turnover	2%		22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–6

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements

June 30, 2015 (unaudited)

Lincoln Variable Insurance Products Trust (the Trust) is organized as a Delaware statutory trust and consists of 90 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to the LVIP VIP Mid Cap Managed Volatility Portfolio (formerly LVIP VIP Mid Cap RPM Portfolio) (the Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® VIP Mid Cap Portfolio (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Fidelity® VIP Mid Cap Portfolio, which is advised by an unaffiliated adviser, invests at least 80% of its assets in securities of companies with medium market capitalization. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income return for the open tax year December 31, 2014, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2015.

LVIP VIP Mid Cap Managed Volatility Portfolio–7

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the Fund’s average daily net assets. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.64% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2016, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2015, costs for these administrative and legal services amounted as follows:

Administrative	$513
Legal	141

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $684 for the six months ended June 30, 2015.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $642 for the six months ended June 30, 2015.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2015, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$ 6,073
Management fees payable to LIAC	1,822
Distribution fees payable to LFD	12,624
Printing and mailing fees payable to Lincoln Life	209

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$33,024,588
Sales	510,638

LVIP VIP Mid Cap Managed Volatility Portfolio–8

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$47,581,509

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(636,760)

Net unrealized depreciation	$(636,760)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2014, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$44,251	$66,457	$110,708

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$46,944,749

Futures Contracts	$(59,438)

There were no Level 3 investments at the beginning or end of the period.

During the period six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP VIP Mid Cap Managed Volatility Portfolio–9

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/15	5/1/14* to 12/31/14
Shares sold:
Standard Class	39,172	69,305
Service Class	3,277,878	1,338,797
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	594
Service Class	—	9,123

	3,317,050	1,417,819

Shares redeemed:
Standard Class	(53,978)	(11,737)
Service Class	(111,064)	(183,023)

	(165,042)	(194,760)

Net increase	3,152,008	1,223,059

*	Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(59,438)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(121,330)	$(50,476)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2015.

LVIP VIP Mid Cap Managed Volatility Portfolio–10

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes to Financial Statements (continued)

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,248,449	$425,971

6. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP VIP Mid Cap Managed Volatility Portfolio–11

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	August 18, 2015

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	August 18, 2015

*	Print the name and title of each signing officer under his or her signature.